================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                               LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY
PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES
PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY
PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                       /s/ Gerard O'Reilly

DAVID BUTLER                           GERARD O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................................................   2
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts...............................................................................   3
   Management's Discussion and Analysis.............................................................  22
   Disclosure of Fund Expenses......................................................................  35
   Disclosure of Portfolio Holdings.................................................................  40
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio........................................................  43
       U.S. Large Cap Equity Portfolio..............................................................  48
       U.S. Large Cap Value Portfolio...............................................................  51
       U.S. Targeted Value Portfolio................................................................  52
       U.S. Small Cap Value Portfolio...............................................................  56
       U.S. Core Equity 1 Portfolio.................................................................  59
       U.S. Core Equity 2 Portfolio.................................................................  62
       U.S. Vector Equity Portfolio.................................................................  65
       U.S. Small Cap Portfolio.....................................................................  68
       U.S. Micro Cap Portfolio.....................................................................  72
       U.S. High Relative Profitability Portfolio...................................................  75
       DFA Real Estate Securities Portfolio.........................................................  78
       Large Cap International Portfolio............................................................  80
       International Core Equity Portfolio..........................................................  84
       International Small Company Portfolio........................................................  88
       Global Small Company Portfolio...............................................................  89
       Japanese Small Company Portfolio.............................................................  90
       Asia Pacific Small Company Portfolio.........................................................  91
       United Kingdom Small Company Portfolio.......................................................  92
       Continental Small Company Portfolio..........................................................  93
       DFA International Real Estate Securities Portfolio...........................................  94
       DFA Global Real Estate Securities Portfolio..................................................  98
       DFA International Small Cap Value Portfolio.................................................. 100
       International Vector Equity Portfolio........................................................ 104
       International High Relative Profitability Portfolio.......................................... 108
       World ex U.S. Value Portfolio................................................................ 112
       World ex U.S. Targeted Value Portfolio....................................................... 113
       World ex U.S. Core Equity Portfolio.......................................................... 118
       World Core Equity Portfolio.................................................................. 124
       Selectively Hedged Global Equity Portfolio................................................... 125
       Emerging Markets Portfolio................................................................... 127
       Emerging Markets Small Cap Portfolio......................................................... 128
       Emerging Markets Value Portfolio............................................................. 129
       Emerging Markets Core Equity Portfolio....................................................... 130
   Statements of Assets and Liabilities............................................................. 135
   Statements of Operations......................................................................... 143
   Statements of Changes in Net Assets.............................................................. 151
   Financial Highlights............................................................................. 163
   Notes to Financial Statements.................................................................... 185
   Report of Independent Registered Public Accounting Firm.......................................... 226
   Section 19(a) Notice............................................................................. 228
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts............................................................................... 229
   Management's Discussion and Analysis............................................................. 230
   Consolidated Disclosure of Fund Expenses......................................................... 231

TABLE OF CONTENTS

CONTINUED


                                                                                                     PAGE
                                                                                                     ----
   Consolidated Disclosure of Portfolio Holdings.................................................... 233
   Consolidated Schedule of Investments............................................................. 234
   Consolidated Statement of Assets and Liabilities................................................. 248
   Consolidated Statement of Operations............................................................. 249
   Consolidated Statement of Changes in Net Assets.................................................. 250
   Consolidated Financial Highlights................................................................ 251
   Consolidated Notes to Financial Statements....................................................... 252
   Report of Independent Registered Public Accounting Firm.......................................... 266
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts............................................................................... 267
   Management's Discussion and Analysis............................................................. 269
   Disclosure of Fund Expenses...................................................................... 272
   Disclosure of Portfolio Holdings................................................................. 274
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio............................................................ 275
       U.S. Large Company Portfolio................................................................. 276
   Statements of Assets and Liabilities............................................................. 279
   Statements of Operations......................................................................... 280
   Statements of Changes in Net Assets.............................................................. 281
   Financial Highlights............................................................................. 282
   Notes to Financial Statements.................................................................... 285
   Report of Independent Registered Public Accounting Firm.......................................... 296
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts............................................................................... 297
   Management's Discussion and Analysis............................................................. 302
   Disclosure of Fund Expenses...................................................................... 307
   Disclosure of Portfolio Holdings................................................................. 309
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.............................................................. 311
       The DFA International Value Series........................................................... 314
       The Japanese Small Company Series............................................................ 318
       The Asia Pacific Small Company Series........................................................ 321
       The United Kingdom Small Company Series...................................................... 323
       The Continental Small Company Series......................................................... 326
       The Canadian Small Company Series............................................................ 330
       The Emerging Markets Series.................................................................. 333
       The Emerging Markets Small Cap Series........................................................ 337
   Statements of Assets and Liabilities............................................................. 341
   Statements of Operations......................................................................... 343
   Statements of Changes in Net Assets.............................................................. 345
   Financial Highlights............................................................................. 348
   Notes to Financial Statements.................................................................... 357
   Report of Independent Registered Public Accounting Firm.......................................... 371
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts............................................................................... 372
   Management Discussion............................................................................ 373
   Disclosure of Fund Expenses...................................................................... 375
   Disclosure of Portfolio Holdings................................................................. 377
   Summary Schedules of Portfolio Holdings
       Dimensional Emerging Markets Value Fund...................................................... 378
   Statement of Assets and Liabilities.............................................................. 382
   Statement of Operations.......................................................................... 383

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
   Statements of Changes in Net Assets.............................................................. 384
   Financial Highlights............................................................................. 385
   Notes to Financial Statements.................................................................... 386
   Report of Independent Registered Public Accounting Firm.......................................... 395
FUND MANAGEMENT..................................................................................... 396
   Board of Independent Directors or Trustees Table................................................. 397
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 403
NOTICE TO SHAREHOLDERS.............................................................................. 404

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  ADR                    American Depositary Receipt
  REIT                   Real Estate Investment Trust
  GDR                    Global Depositary Receipt
  CAD                    Canadian Dollars
  SEK                    Swedish Krona
  USD                    United States Dollar
  AUD                    Australian Dollars
  CHF                    Swiss Franc
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  HKD                    Hong Kong Dollar
  ILS                    Israeli New Shekel
  JPY                    Japanese Yen
  NOK                    Norwegian Krone
  NZD                    New Zealand Dollars
  SGD                    Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes

  ^                            Denominated in USD, unless otherwise
                               noted.
  +                            See Note B to Financial Statements.
  W                            Rule 144A or Section 4(2) security
                               that is restricted as to resale to
                               institutional investors. The Fund's
                               Advisor deemed this security to be
                               liquid based upon procedures approved
                               by the Board of Trustees.
  #                            Total or Partial Securities on Loan.
                               Security pledged as collateral for
  (double left angle quote)    Futures Contracts.
  @                            Security purchased with cash proceeds
                               from Securities on Loan.
  (S)                          Affiliated Fund.
  ++                           Calculated as a percentage of total
                               net assets. Percentages shown
                               parenthetically next to the category
                               headings have been calculated as a
                               percentage of total investments.
                               "Other Securities" are those
                               securities that are not among the top
                               50 holdings in unaffiliated issuers
                               of the Fund or do not represent more
                               than 1.0% of the net assets of the
                               Fund. Some of the individual
                               securities within this category may
                               include Total or Partial Securities
                               on Loan and/or Non-Income Producing
                               Securities.
  *                            Non-Income Producing Securities.
                               Securities that have generally been
  (double right angle quote)   fair value factored. See Note B to
                               Financial Statements.
  ~                            Security pledged as collateral for
                               Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                    Computed using average shares
                         outstanding.
  (B) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
  (C)                    Non-Annualized
  (D)                    Annualized
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  --                     Amounts designated as -- are either
                         zero or rounded to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,320                           9,283
12/31/2008                    9,429                           9,381
1/31/2009                     8,639                           8,591
2/28/2009                     7,695                           7,676
3/31/2009                     8,395                           8,348
4/30/2009                     9,223                           9,147
5/31/2009                     9,774                           9,659
6/30/2009                     9,809                           9,678
7/31/2009                    10,585                          10,410
8/31/2009                    10,998                          10,786
9/30/2009                    11,431                          11,188
10/31/2009                   11,223                          10,980
11/30/2009                   11,933                          11,639
12/31/2009                   12,138                          11,864
1/31/2010                    11,721                          11,437
2/28/2010                    12,103                          11,791
3/31/2010                    12,816                          12,503
4/30/2010                    13,025                          12,700
5/31/2010                    11,999                          11,686
6/30/2010                    11,382                          11,074
7/31/2010                    12,185                          11,850
8/31/2010                    11,644                          11,315
9/30/2010                    12,686                          12,325
10/31/2010                   13,175                          12,794
11/30/2010                   13,158                          12,796
12/31/2010                   14,039                          13,651
1/31/2011                    14,389                          13,975
2/28/2011                    14,862                          14,453
3/31/2011                    14,862                          14,459
4/30/2011                    15,335                          14,887
5/31/2011                    15,195                          14,719
6/30/2011                    14,932                          14,473
7/31/2011                    14,652                          14,179
8/31/2011                    13,846                          13,409
9/30/2011                    12,864                          12,466
10/31/2011                   14,284                          13,829
11/30/2011                   14,196                          13,798
12/31/2011                   14,355                          13,939
1/31/2012                    15,028                          14,564
2/29/2012                    15,684                          15,194
3/31/2012                    16,215                          15,694
4/30/2012                    16,127                          15,595
5/31/2012                    15,152                          14,658
6/30/2012                    15,788                          15,262
7/31/2012                    16,055                          15,474
8/31/2012                    16,428                          15,822
9/30/2012                    16,850                          16,231
10/31/2012                   16,547                          15,932
11/30/2012                   16,654                          16,024
12/31/2012                   16,790                          16,170
1/31/2013                    17,650                          17,008
2/28/2013                    17,901                          17,239
3/31/2013                    18,563                          17,885
4/30/2013                    18,922                          18,230
5/31/2013                    19,352                          18,656
6/30/2013                    19,055                          18,406
7/31/2013                    20,061                          19,342
8/31/2013                    19,468                          18,782
9/30/2013                    20,079                          19,371
10/31/2013                   21,013                          20,261
11/30/2013                   21,659                          20,879
12/31/2013                   22,181                          21,407
1/31/2014                    21,444                          20,667
2/28/2014                    22,415                          21,613
3/31/2014                    22,588                          21,794
4/30/2014                    22,768                          21,955
5/31/2014                    23,326                          22,471
6/30/2014                    23,774                          22,935
7/31/2014                    23,432                          22,619
8/31/2014                    24,388                          23,523
9/30/2014                    24,027                          23,194
10/31/2014                   24,622                          23,760
11/30/2014                   25,326                          24,399
12/31/2014                   25,185                          24,338
1/31/2015                    24,504                          23,607
2/28/2015                    25,867                          24,964
3/31/2015                    25,495                          24,569
4/30/2015                    25,722                          24,805
5/31/2015                    26,073                          25,124
6/30/2015                    25,522                          24,637
7/31/2015                    26,080                          25,154
8/31/2015                    24,448                          23,636
9/30/2015                    23,869                          23,051
10/31/2015                   25,915                          24,996
11/30/2015                   25,956                          25,070
12/31/2015                   25,457                          24,674
1/31/2016                    24,241                          23,450
2/29/2016                    24,241                          23,418
3/31/2016                    25,967                          25,007
4/30/2016                    26,099                          25,104
5/31/2016                    26,542                          25,555
6/30/2016                    26,662                          25,621
7/31/2016                    27,660                          26,566
8/31/2016                    27,660                          26,603
9/30/2016                    27,658                          26,608
10/31/2016                   27,147                          26,123
11/30/2016                   28,102                          27,090
12/31/2016                   28,664                          27,625
1/31/2017                    29,214                          28,149
2/28/2017                    30,358                          29,267
3/31/2017                    30,420                          29,301
4/30/2017                    30,765                          29,602
5/31/2017                    31,224                          30,019
6/30/2017                    31,383                          30,206
7/31/2017                    32,097                          30,827
8/31/2017                    32,190                          30,922
9/30/2017                    32,772                          31,560
10/31/2017                   33,533                          32,296
11/30/2017                   34,479                          33,286
12/31/2017                   34,810                          33,657
1/31/2018                    36,693                          35,584
2/28/2018                    35,240                          34,272
3/31/2018                    34,288                          33,401
4/30/2018                    34,342                          33,529
5/31/2018                    35,230                          34,337
6/30/2018                    35,393                          34,548
7/31/2018                    36,692                          35,834
8/31/2018                    37,937                          37,001
9/30/2018                    38,108                          37,212
10/31/2018                   35,417                          34,668



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.62%     11.01%     13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2018

                               [CHART]


                      U.S. Large Cap
                     Equity Portfolio        Russell 1000/R/ Index
                    ------------------       ---------------------
6/25/2013                    $10,000                 $10,000
6/30/2013                     10,020                  10,130
7/31/2013                     10,550                  10,672
8/31/2013                     10,270                  10,378
9/30/2013                     10,630                  10,740
10/31/2013                    11,101                  11,213
11/30/2013                    11,452                  11,527
12/31/2013                    11,757                  11,838
1/31/2014                     11,333                  11,460
2/28/2014                     11,878                  12,004
3/31/2014                     11,985                  12,080
4/30/2014                     12,046                  12,137
5/31/2014                     12,319                  12,416
6/30/2014                     12,623                  12,699
7/31/2014                     12,410                  12,493
8/31/2014                     12,928                  13,010
9/30/2014                     12,654                  12,781
10/31/2014                    12,899                  13,094
11/30/2014                    13,205                  13,437
12/31/2014                    13,175                  13,405
1/31/2015                     12,775                  13,037
2/28/2015                     13,555                  13,790
3/31/2015                     13,391                  13,619
4/30/2015                     13,463                  13,715
5/31/2015                     13,659                  13,895
6/30/2015                     13,399                  13,634
7/31/2015                     13,564                  13,897
8/31/2015                     12,768                  13,061
9/30/2015                     12,374                  12,703
10/31/2015                    13,350                  13,731
11/30/2015                    13,391                  13,776
12/31/2015                    13,081                  13,528
1/31/2016                     12,350                  12,800
2/29/2016                     12,412                  12,796
3/31/2016                     13,260                  13,687
4/30/2016                     13,302                  13,762
5/31/2016                     13,522                  14,003
6/30/2016                     13,491                  14,034
7/31/2016                     14,029                  14,569
8/31/2016                     14,071                  14,588
9/30/2016                     14,104                  14,600
10/31/2016                    13,818                  14,315
11/30/2016                    14,495                  14,879
12/31/2016                    14,746                  15,159
1/31/2017                     15,065                  15,464
2/28/2017                     15,608                  16,062
3/31/2017                     15,614                  16,073
4/30/2017                     15,763                  16,242
5/31/2017                     15,913                  16,450
6/30/2017                     16,044                  16,565
7/31/2017                     16,355                  16,893
8/31/2017                     16,377                  16,946
9/30/2017                     16,779                  17,306
10/31/2017                    17,156                  17,703
11/30/2017                    17,748                  18,243
12/31/2017                    18,002                  18,447
1/31/2018                     19,019                  19,459
2/28/2018                     18,316                  18,745
3/31/2018                     17,896                  18,319
4/30/2018                     17,918                  18,382
5/31/2018                     18,341                  18,851
6/30/2018                     18,426                  18,973
7/31/2018                     19,080                  19,627
8/31/2018                     19,701                  20,304
9/30/2018                     19,770                  20,381
10/31/2018                    18,326                  18,939

AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        6.82%     10.54%     11.99%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2008                      $10,000                        $10,000
11/30/2008                        9,019                          9,283
12/31/2008                        9,312                          9,412
1/31/2009                         8,208                          8,330
2/28/2009                         7,055                          7,217
3/31/2009                         7,749                          7,834
4/30/2009                         9,003                          8,673
5/31/2009                         9,693                          9,210
6/30/2009                         9,576                          9,142
7/31/2009                        10,478                          9,890
8/31/2009                        11,190                         10,407
9/30/2009                        11,678                         10,809
10/31/2009                       11,176                         10,478
11/30/2009                       11,805                         11,069
12/31/2009                       12,123                         11,265
1/31/2010                        11,839                         10,948
2/28/2010                        12,350                         11,294
3/31/2010                        13,314                         12,029
4/30/2010                        13,734                         12,340
5/31/2010                        12,559                         11,326
6/30/2010                        11,609                         10,688
7/31/2010                        12,517                         11,412
8/31/2010                        11,752                         10,924
9/30/2010                        12,904                         11,771
10/31/2010                       13,379                         12,124
11/30/2010                       13,278                         12,060
12/31/2010                       14,569                         13,012
1/31/2011                        15,039                         13,306
2/28/2011                        15,850                         13,797
3/31/2011                        15,922                         13,852
4/30/2011                        16,322                         14,220
5/31/2011                        16,089                         14,070
6/30/2011                        15,797                         13,782
7/31/2011                        15,076                         13,325
8/31/2011                        13,800                         12,493
9/30/2011                        12,406                         11,549
10/31/2011                       14,119                         12,871
11/30/2011                       14,002                         12,804
12/31/2011                       14,112                         13,063
1/31/2012                        14,812                         13,557
2/29/2012                        15,667                         14,097
3/31/2012                        15,954                         14,515
4/30/2012                        15,622                         14,367
5/31/2012                        14,512                         13,524
6/30/2012                        15,291                         14,196
7/31/2012                        15,439                         14,343
8/31/2012                        16,049                         14,654
9/30/2012                        16,635                         15,119
10/31/2012                       16,680                         15,045
11/30/2012                       16,717                         15,039
12/31/2012                       17,223                         15,350
1/31/2013                        18,419                         16,347
2/28/2013                        18,652                         16,582
3/31/2013                        19,549                         17,239
4/30/2013                        19,745                         17,499
5/31/2013                        20,560                         17,949
6/30/2013                        20,323                         17,790
7/31/2013                        21,542                         18,751
8/31/2013                        20,899                         18,040
9/30/2013                        21,516                         18,492
10/31/2013                       22,604                         19,301
11/30/2013                       23,547                         19,840
12/31/2013                       24,169                         20,342
1/31/2014                        23,213                         19,620
2/28/2014                        23,993                         20,468
3/31/2014                        24,555                         20,957
4/30/2014                        24,716                         21,156
5/31/2014                        25,253                         21,466
6/30/2014                        25,941                         22,027
7/31/2014                        25,748                         21,651
8/31/2014                        26,565                         22,447
9/30/2014                        25,903                         21,984
10/31/2014                       26,104                         22,478
11/30/2014                       26,406                         22,938
12/31/2014                       26,601                         23,079
1/31/2015                        25,279                         22,156
2/28/2015                        27,063                         23,228
3/31/2015                        26,544                         22,912
4/30/2015                        27,086                         23,126
5/31/2015                        27,377                         23,404
6/30/2015                        26,934                         22,937
7/31/2015                        26,863                         23,038
8/31/2015                        25,229                         21,666
9/30/2015                        24,414                         21,012
10/31/2015                       26,406                         22,597
11/30/2015                       26,501                         22,683
12/31/2015                       25,672                         22,196
1/31/2016                        23,923                         21,049
2/29/2016                        23,964                         21,043
3/31/2016                        25,704                         22,559
4/30/2016                        26,400                         23,033
5/31/2016                        26,752                         23,391
6/30/2016                        26,724                         23,593
7/31/2016                        27,642                         24,278
8/31/2016                        27,962                         24,465
9/30/2016                        28,096                         24,414
10/31/2016                       27,614                         24,037
11/30/2016                       29,781                         25,409
12/31/2016                       30,522                         26,044
1/31/2017                        30,966                         26,230
2/28/2017                        31,897                         27,172
3/31/2017                        31,599                         26,896
4/30/2017                        31,809                         26,845
5/31/2017                        31,774                         26,819
6/30/2017                        32,298                         27,257
7/31/2017                        32,842                         27,620
8/31/2017                        32,535                         27,298
9/30/2017                        33,788                         28,106
10/31/2017                       34,273                         28,310
11/30/2017                       35,491                         29,177
12/31/2017                       36,311                         29,603
1/31/2018                        38,177                         30,748
2/28/2018                        36,283                         29,279
3/31/2018                        35,457                         28,764
4/30/2018                        35,513                         28,859
5/31/2018                        35,840                         29,031
6/30/2018                        35,588                         29,103
7/31/2018                        37,059                         30,254
8/31/2018                        37,594                         30,702
9/30/2018                        37,620                         30,763
10/31/2018                       35,228                         29,170



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.79%     9.28%     13.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
10/31/2008                    $10,000                          $10,000
11/30/2008                      8,694                            8,842
12/31/2008                      9,256                            9,386
1/31/2009                       7,993                            8,045
2/28/2009                       6,935                            6,928
3/31/2009                       7,698                            7,543
4/30/2009                       9,197                            8,740
5/31/2009                       9,510                            8,928
6/30/2009                       9,471                            8,900
7/31/2009                      10,605                            9,930
8/31/2009                      11,165                           10,400
9/30/2009                      11,785                           10,921
10/31/2009                     10,936                           10,196
11/30/2009                     11,306                           10,520
12/31/2009                     12,192                           11,317
1/31/2010                      11,917                           10,985
2/28/2010                      12,591                           11,495
3/31/2010                      13,630                           12,451
4/30/2010                      14,622                           13,322
5/31/2010                      13,300                           12,196
6/30/2010                      12,034                           11,132
7/31/2010                      12,972                           11,926
8/31/2010                      11,924                           11,030
9/30/2010                      13,383                           12,214
10/31/2010                     13,881                           12,687
11/30/2010                     14,444                           13,009
12/31/2010                     15,731                           14,090
1/31/2011                      15,835                           14,098
2/28/2011                      16,724                           14,814
3/31/2011                      17,045                           15,020
4/30/2011                      17,320                           15,264
5/31/2011                      16,894                           14,990
6/30/2011                      16,520                           14,622
7/31/2011                      15,943                           14,138
8/31/2011                      14,343                           12,889
9/30/2011                      12,559                           11,482
10/31/2011                     14,532                           13,136
11/30/2011                     14,579                           13,110
12/31/2011                     14,723                           13,315
1/31/2012                      15,616                           14,200
2/29/2012                      16,182                           14,412
3/31/2012                      16,483                           14,859
4/30/2012                      16,214                           14,644
5/31/2012                      15,004                           13,749
6/30/2012                      15,611                           14,412
7/31/2012                      15,534                           14,264
8/31/2012                      16,246                           14,704
9/30/2012                      16,759                           15,228
10/31/2012                     16,663                           15,037
11/30/2012                     16,943                           15,083
12/31/2012                     17,529                           15,719
1/31/2013                      18,735                           16,656
2/28/2013                      19,044                           16,846
3/31/2013                      19,971                           17,547
4/30/2013                      19,775                           17,530
5/31/2013                      20,744                           18,054
6/30/2013                      20,601                           17,981
7/31/2013                      22,047                           19,136
8/31/2013                      21,241                           18,290
9/30/2013                      22,421                           19,346
10/31/2013                     23,393                           19,975
11/30/2013                     24,426                           20,754
12/31/2013                     25,057                           21,145
1/31/2014                      23,870                           20,327
2/28/2014                      25,112                           21,258
3/31/2014                      25,607                           21,521
4/30/2014                      25,134                           20,967
5/31/2014                      25,376                           21,100
6/30/2014                      26,453                           22,034
7/31/2014                      25,131                           20,701
8/31/2014                      26,409                           21,601
9/30/2014                      24,824                           20,144
10/31/2014                     25,608                           21,551
11/30/2014                     25,464                           21,451
12/31/2014                     25,782                           22,037
1/31/2015                      24,655                           21,120
2/28/2015                      26,421                           22,100
3/31/2015                      26,785                           22,473
4/30/2015                      26,505                           21,993
5/31/2015                      26,889                           22,176
6/30/2015                      26,791                           22,205
7/31/2015                      26,091                           21,592
8/31/2015                      25,029                           20,532
9/30/2015                      23,803                           19,821
10/31/2015                     25,267                           20,931
11/30/2015                     25,864                           21,526
12/31/2015                     24,278                           20,391
1/31/2016                      22,632                           19,021
2/29/2016                      22,939                           19,151
3/31/2016                      24,892                           20,738
4/30/2016                      25,410                           21,178
5/31/2016                      25,570                           21,566
6/30/2016                      25,235                           21,631
7/31/2016                      26,483                           22,798
8/31/2016                      26,878                           23,365
9/30/2016                      27,124                           23,549
10/31/2016                     26,331                           22,775
11/30/2016                     29,936                           25,798
12/31/2016                     30,762                           26,863
1/31/2017                      30,813                           26,672
2/28/2017                      31,134                           27,057
3/31/2017                      30,847                           26,828
4/30/2017                      30,667                           26,934
5/31/2017                      29,639                           26,095
6/30/2017                      30,648                           27,008
7/31/2017                      30,918                           27,179
8/31/2017                      30,056                           26,511
9/30/2017                      32,251                           28,388
10/31/2017                     32,471                           28,425
11/30/2017                     33,491                           29,248
12/31/2017                     33,686                           28,969
1/31/2018                      34,377                           29,326
2/28/2018                      32,752                           27,860
3/31/2018                      32,941                           28,204
4/30/2018                      33,253                           28,693
5/31/2018                      34,934                           30,362
6/30/2018                      34,919                           30,546
7/31/2018                      35,612                           31,085
8/31/2018                      36,482                           31,826
9/30/2018                      35,437                           31,036
10/31/2018                     31,949                           28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.61%     6.43%     12.32%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
10/31/2008                     $10,000                      $10,000
11/30/2008                       8,697                        8,842
12/31/2008                       9,254                        9,386
1/31/2009                        7,980                        8,045
2/28/2009                        6,924                        6,928
3/31/2009                        7,682                        7,543
4/30/2009                        9,180                        8,740
5/31/2009                        9,490                        8,928
6/30/2009                        9,460                        8,900
7/31/2009                       10,586                        9,930
8/31/2009                       11,156                       10,400
9/30/2009                       11,766                       10,921
10/31/2009                      10,923                       10,196
11/30/2009                      11,286                       10,520
12/31/2009                      12,173                       11,317
1/31/2010                       11,887                       10,985
2/28/2010                       12,551                       11,495
3/31/2010                       13,595                       12,451
4/30/2010                       14,571                       13,322
5/31/2010                       13,256                       12,196
6/30/2010                       12,002                       11,132
7/31/2010                       12,927                       11,926
8/31/2010                       11,885                       11,030
9/30/2010                       13,338                       12,214
10/31/2010                      13,835                       12,687
11/30/2010                      14,384                       13,009
12/31/2010                      15,659                       14,090
1/31/2011                       15,772                       14,098
2/28/2011                       16,647                       14,814
3/31/2011                       16,967                       15,020
4/30/2011                       17,231                       15,264
5/31/2011                       16,807                       14,990
6/30/2011                       16,445                       14,622
7/31/2011                       15,860                       14,138
8/31/2011                       14,267                       12,889
9/30/2011                       12,493                       11,482
10/31/2011                      14,458                       13,136
11/30/2011                      14,505                       13,110
12/31/2011                      14,644                       13,315
1/31/2012                       15,533                       14,200
2/29/2012                       16,087                       14,412
3/31/2012                       16,383                       14,859
4/30/2012                       16,115                       14,644
5/31/2012                       14,912                       13,749
6/30/2012                       15,508                       14,412
7/31/2012                       15,432                       14,264
8/31/2012                       16,140                       14,704
9/30/2012                       16,644                       15,228
10/31/2012                      16,548                       15,037
11/30/2012                      16,826                       15,083
12/31/2012                      17,401                       15,719
1/31/2013                       18,590                       16,656
2/28/2013                       18,907                       16,846
3/31/2013                       19,819                       17,547
4/30/2013                       19,624                       17,530
5/31/2013                       20,587                       18,054
6/30/2013                       20,438                       17,981
7/31/2013                       21,864                       19,136
8/31/2013                       21,053                       18,290
9/30/2013                       22,229                       19,346
10/31/2013                      23,185                       19,975
11/30/2013                      24,202                       20,754
12/31/2013                      24,828                       21,145
1/31/2014                       23,648                       20,327
2/28/2014                       24,872                       21,258
3/31/2014                       25,359                       21,521
4/30/2014                       24,889                       20,967
5/31/2014                       25,129                       21,100
6/30/2014                       26,190                       22,034
7/31/2014                       24,877                       20,701
8/31/2014                       26,147                       21,601
9/30/2014                       24,574                       20,144
10/31/2014                      25,341                       21,551
11/30/2014                      25,188                       21,451
12/31/2014                      25,510                       22,037
1/31/2015                       24,391                       21,120
2/28/2015                       26,133                       22,100
3/31/2015                       26,485                       22,473
4/30/2015                       26,208                       21,993
5/31/2015                       26,578                       22,176
6/30/2015                       26,484                       22,205
7/31/2015                       25,790                       21,592
8/31/2015                       24,736                       20,532
9/30/2015                       23,524                       19,821
10/31/2015                      24,963                       20,931
11/30/2015                      25,543                       21,526
12/31/2015                      23,990                       20,391
1/31/2016                       22,359                       19,021
2/29/2016                       22,651                       19,151
3/31/2016                       24,589                       20,738
4/30/2016                       25,090                       21,178
5/31/2016                       25,249                       21,566
6/30/2016                       24,920                       21,631
7/31/2016                       26,145                       22,798
8/31/2016                       26,525                       23,365
9/30/2016                       26,770                       23,549
10/31/2016                      25,972                       22,775
11/30/2016                      29,531                       25,798
12/31/2016                      30,345                       26,863
1/31/2017                       30,396                       26,672
2/28/2017                       30,701                       27,057
3/31/2017                       30,419                       26,828
4/30/2017                       30,241                       26,934
5/31/2017                       29,223                       26,095
6/30/2017                       30,197                       27,008
7/31/2017                       30,478                       27,179
8/31/2017                       29,623                       26,511
9/30/2017                       31,772                       28,388
10/31/2017                      31,989                       28,425
11/30/2017                      32,986                       29,248
12/31/2017                      33,173                       28,969
1/31/2018                       33,856                       29,326
2/28/2018                       32,248                       27,860
3/31/2018                       32,435                       28,204
4/30/2018                       32,731                       28,693
5/31/2018                       34,381                       30,362
6/30/2018                       34,367                       30,546
7/31/2018                       35,039                       31,085
8/31/2018                       35,886                       31,826
9/30/2018                       34,865                       31,036
10/31/2018                      31,416                       28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.79%     6.27%     12.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     8,699                           8,842
12/31/2008                     9,259                           9,386
1/31/2009                      7,986                           8,045
2/28/2009                      6,937                           6,928
3/31/2009                      7,694                           7,543
4/30/2009                      9,193                           8,740
5/31/2009                      9,510                           8,928
6/30/2009                      9,477                           8,900
7/31/2009                     10,607                           9,930
8/31/2009                     11,177                          10,400
9/30/2009                     11,798                          10,921
10/31/2009                    10,947                          10,196
11/30/2009                    11,312                          10,520
12/31/2009                    12,210                          11,317
1/31/2010                     11,928                          10,985
2/28/2010                     12,595                          11,495
3/31/2010                     13,643                          12,451
4/30/2010                     14,629                          13,322
5/31/2010                     13,314                          12,196
6/30/2010                     12,049                          11,132
7/31/2010                     12,989                          11,926
8/31/2010                     11,937                          11,030
9/30/2010                     13,405                          12,214
10/31/2010                    13,904                          12,687
11/30/2010                    14,460                          13,009
12/31/2010                    15,752                          14,090
1/31/2011                     15,857                          14,098
2/28/2011                     16,756                          14,814
3/31/2011                     17,078                          15,020
4/30/2011                     17,344                          15,264
5/31/2011                     16,917                          14,990
6/30/2011                     16,554                          14,622
7/31/2011                     15,975                          14,138
8/31/2011                     14,372                          12,889
9/30/2011                     12,588                          11,482
10/31/2011                    14,566                          13,136
11/30/2011                    14,613                          13,110
12/31/2011                    14,761                          13,315
1/31/2012                     15,656                          14,200
2/29/2012                     16,224                          14,412
3/31/2012                     16,529                          14,859
4/30/2012                     16,260                          14,644
5/31/2012                     15,047                          13,749
6/30/2012                     15,659                          14,412
7/31/2012                     15,581                          14,264
8/31/2012                     16,296                          14,704
9/30/2012                     16,815                          15,228
10/31/2012                    16,718                          15,037
11/30/2012                    16,999                          15,083
12/31/2012                    17,594                          15,719
1/31/2013                     18,793                          16,656
2/28/2013                     19,114                          16,846
3/31/2013                     20,045                          17,547
4/30/2013                     19,848                          17,530
5/31/2013                     20,831                          18,054
6/30/2013                     20,682                          17,981
7/31/2013                     22,134                          19,136
8/31/2013                     21,315                          18,290
9/30/2013                     22,506                          19,346
10/31/2013                    23,472                          19,975
11/30/2013                    24,521                          20,754
12/31/2013                    25,163                          21,145
1/31/2014                     23,970                          20,327
2/28/2014                     25,208                          21,258
3/31/2014                     25,709                          21,521
4/30/2014                     25,245                          20,967
5/31/2014                     25,488                          21,100
6/30/2014                     26,566                          22,034
7/31/2014                     25,247                          20,701
8/31/2014                     26,533                          21,601
9/30/2014                     24,945                          20,144
10/31/2014                    25,722                          21,551
11/30/2014                    25,589                          21,451
12/31/2014                    25,903                          22,037
1/31/2015                     24,781                          21,120
2/28/2015                     26,558                          22,100
3/31/2015                     26,917                          22,473
4/30/2015                     26,648                          21,993
5/31/2015                     27,035                          22,176
6/30/2015                     26,930                          22,205
7/31/2015                     26,237                          21,592
8/31/2015                     25,168                          20,532
9/30/2015                     23,941                          19,821
10/31/2015                    25,415                          20,931
11/30/2015                    26,016                          21,526
12/31/2015                    24,421                          20,391
1/31/2016                     22,765                          19,021
2/29/2016                     23,086                          19,151
3/31/2016                     25,045                          20,738
4/30/2016                     25,566                          21,178
5/31/2016                     25,739                          21,566
6/30/2016                     25,396                          21,631
7/31/2016                     26,652                          22,798
8/31/2016                     27,050                          23,365
9/30/2016                     27,304                          23,549
10/31/2016                    26,506                          22,775
11/30/2016                    30,134                          25,798
12/31/2016                    30,982                          26,863
1/31/2017                     31,034                          26,672
2/28/2017                     31,343                          27,057
3/31/2017                     31,061                          26,828
4/30/2017                     30,892                          26,934
5/31/2017                     29,858                          26,095
6/30/2017                     30,868                          27,008
7/31/2017                     31,153                          27,179
8/31/2017                     30,284                          26,511
9/30/2017                     32,491                          28,388
10/31/2017                    32,725                          28,425
11/30/2017                    33,752                          29,248
12/31/2017                    33,953                          28,969
1/31/2018                     34,649                          29,326
2/28/2018                     33,012                          27,860
3/31/2018                     33,211                          28,204
4/30/2018                     33,525                          28,693
5/31/2018                     35,219                          30,362
6/30/2018                     35,214                          30,546
7/31/2018                     35,912                          31,085
8/31/2018                     36,789                          31,826
9/30/2018                     35,745                          31,036
10/31/2018                    32,228                          28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.52%     6.55%     12.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2008                    $10,000                      $10,000
11/30/2008                      8,701                        8,842
12/31/2008                      9,157                        9,386
1/31/2009                       7,850                        8,045
2/28/2009                       6,853                        6,928
3/31/2009                       7,565                        7,543
4/30/2009                       9,052                        8,740
5/31/2009                       9,343                        8,928
6/30/2009                       9,376                        8,900
7/31/2009                      10,637                        9,930
8/31/2009                      11,183                       10,400
9/30/2009                      11,892                       10,921
10/31/2009                     10,997                       10,196
11/30/2009                     11,338                       10,520
12/31/2009                     12,236                       11,317
1/31/2010                      11,850                       10,985
2/28/2010                      12,579                       11,495
3/31/2010                      13,694                       12,451
4/30/2010                      14,804                       13,322
5/31/2010                      13,338                       12,196
6/30/2010                      11,985                       11,132
7/31/2010                      13,027                       11,926
8/31/2010                      11,935                       11,030
9/30/2010                      13,479                       12,214
10/31/2010                     14,041                       12,687
11/30/2010                     14,672                       13,009
12/31/2010                     16,018                       14,090
1/31/2011                      16,068                       14,098
2/28/2011                      17,076                       14,814
3/31/2011                      17,427                       15,020
4/30/2011                      17,646                       15,264
5/31/2011                      17,095                       14,990
6/30/2011                      16,786                       14,622
7/31/2011                      16,303                       14,138
8/31/2011                      14,579                       12,889
9/30/2011                      12,745                       11,482
10/31/2011                     14,762                       13,136
11/30/2011                     14,661                       13,110
12/31/2011                     14,809                       13,315
1/31/2012                      15,909                       14,200
2/29/2012                      16,414                       14,412
3/31/2012                      16,791                       14,859
4/30/2012                      16,523                       14,644
5/31/2012                      15,346                       13,749
6/30/2012                      16,019                       14,412
7/31/2012                      15,980                       14,264
8/31/2012                      16,654                       14,704
9/30/2012                      17,206                       15,228
10/31/2012                     17,064                       15,037
11/30/2012                     17,379                       15,083
12/31/2012                     18,026                       15,719
1/31/2013                      19,209                       16,656
2/28/2013                      19,546                       16,846
3/31/2013                      20,505                       17,547
4/30/2013                      20,278                       17,530
5/31/2013                      21,372                       18,054
6/30/2013                      21,222                       17,981
7/31/2013                      22,778                       19,136
8/31/2013                      21,828                       18,290
9/30/2013                      22,972                       19,346
10/31/2013                     23,779                       19,975
11/30/2013                     24,986                       20,754
12/31/2013                     25,666                       21,145
1/31/2014                      24,347                       20,327
2/28/2014                      25,674                       21,258
3/31/2014                      25,978                       21,521
4/30/2014                      25,478                       20,967
5/31/2014                      25,688                       21,100
6/30/2014                      26,828                       22,034
7/31/2014                      25,282                       20,701
8/31/2014                      26,755                       21,601
9/30/2014                      24,888                       20,144
10/31/2014                     26,037                       21,551
11/30/2014                     25,964                       21,451
12/31/2014                     26,560                       22,037
1/31/2015                      25,246                       21,120
2/28/2015                      26,734                       22,100
3/31/2015                      27,209                       22,473
4/30/2015                      26,844                       21,993
5/31/2015                      27,209                       22,176
6/30/2015                      27,223                       22,205
7/31/2015                      26,225                       21,592
8/31/2015                      25,166                       20,532
9/30/2015                      24,031                       19,821
10/31/2015                     25,301                       20,931
11/30/2015                     26,104                       21,526
12/31/2015                     24,485                       20,391
1/31/2016                      22,726                       19,021
2/29/2016                      22,991                       19,151
3/31/2016                      25,006                       20,738
4/30/2016                      25,457                       21,178
5/31/2016                      25,578                       21,566
6/30/2016                      25,282                       21,631
7/31/2016                      26,508                       22,798
8/31/2016                      26,968                       23,365
9/30/2016                      27,293                       23,549
10/31/2016                     26,438                       22,775
11/30/2016                     30,369                       25,798
12/31/2016                     31,405                       26,863
1/31/2017                      31,237                       26,672
2/28/2017                      31,338                       27,057
3/31/2017                      30,981                       26,828
4/30/2017                      31,124                       26,934
5/31/2017                      30,032                       26,095
6/30/2017                      30,809                       27,008
7/31/2017                      31,044                       27,179
8/31/2017                      30,253                       26,511
9/30/2017                      32,648                       28,388
10/31/2017                     32,960                       28,425
11/30/2017                     33,660                       29,248
12/31/2017                     33,670                       28,969
1/31/2018                      34,176                       29,326
2/28/2018                      32,578                       27,860
3/31/2018                      32,881                       28,204
4/30/2018                      33,316                       28,693
5/31/2018                      35,411                       30,362
6/30/2018                      35,433                       30,546
7/31/2018                      36,003                       31,085
8/31/2018                      37,026                       31,826
9/30/2018                      35,845                       31,036
10/31/2018                     32,472                       28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.48%     6.43%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,155                       9,211
12/31/2008                  9,396                       9,387
1/31/2009                   8,547                       8,599
2/28/2009                   7,633                       7,698
3/31/2009                   8,334                       8,373
4/30/2009                   9,344                       9,254
5/31/2009                   9,784                       9,747
6/30/2009                   9,828                       9,781
7/31/2009                  10,660                      10,542
8/31/2009                  11,050                      10,919
9/30/2009                  11,573                      11,376
10/31/2009                 11,164                      11,083
11/30/2009                 11,726                      11,713
12/31/2009                 12,199                      12,047
1/31/2010                  11,806                      11,613
2/28/2010                  12,265                      12,006
3/31/2010                  13,080                      12,763
4/30/2010                  13,488                      13,039
5/31/2010                  12,423                      12,009
6/30/2010                  11,623                      11,318
7/31/2010                  12,454                      12,104
8/31/2010                  11,781                      11,534
9/30/2010                  12,983                      12,623
10/31/2010                 13,486                      13,117
11/30/2010                 13,658                      13,192
12/31/2010                 14,653                      14,087
1/31/2011                  14,946                      14,394
2/28/2011                  15,545                      14,918
3/31/2011                  15,709                      14,986
4/30/2011                  16,136                      15,432
5/31/2011                  15,909                      15,256
6/30/2011                  15,615                      14,982
7/31/2011                  15,173                      14,639
8/31/2011                  14,115                      13,760
9/30/2011                  12,880                      12,693
10/31/2011                 14,493                      14,153
11/30/2011                 14,467                      14,115
12/31/2011                 14,559                      14,231
1/31/2012                  15,344                      14,949
2/29/2012                  16,007                      15,582
3/31/2012                  16,432                      16,062
4/30/2012                  16,269                      15,957
5/31/2012                  15,198                      14,971
6/30/2012                  15,760                      15,557
7/31/2012                  15,869                      15,711
8/31/2012                  16,332                      16,103
9/30/2012                  16,797                      16,526
10/31/2012                 16,564                      16,241
11/30/2012                 16,742                      16,367
12/31/2012                 17,022                      16,567
1/31/2013                  18,056                      17,476
2/28/2013                  18,276                      17,708
3/31/2013                  19,025                      18,402
4/30/2013                  19,232                      18,703
5/31/2013                  19,868                      19,144
6/30/2013                  19,668                      18,896
7/31/2013                  20,805                      19,932
8/31/2013                  20,222                      19,375
9/30/2013                  21,055                      20,095
10/31/2013                 21,918                      20,949
11/30/2013                 22,629                      21,557
12/31/2013                 23,252                      22,126
1/31/2014                  22,451                      21,427
2/28/2014                  23,533                      22,443
3/31/2014                  23,722                      22,562
4/30/2014                  23,666                      22,590
5/31/2014                  24,131                      23,083
6/30/2014                  24,829                      23,661
7/31/2014                  24,192                      23,195
8/31/2014                  25,225                      24,168
9/30/2014                  24,534                      23,664
10/31/2014                 25,145                      24,315
11/30/2014                 25,670                      24,904
12/31/2014                 25,699                      24,904
1/31/2015                  24,896                      24,211
2/28/2015                  26,445                      25,613
3/31/2015                  26,272                      25,352
4/30/2015                  26,344                      25,467
5/31/2015                  26,690                      25,819
6/30/2015                  26,301                      25,387
7/31/2015                  26,474                      25,812
8/31/2015                  24,987                      24,254
9/30/2015                  24,166                      23,547
10/31/2015                 25,965                      25,407
11/30/2015                 26,139                      25,548
12/31/2015                 25,352                      25,023
1/31/2016                  23,861                      23,611
2/29/2016                  24,009                      23,604
3/31/2016                  25,738                      25,266
4/30/2016                  25,916                      25,422
5/31/2016                  26,316                      25,877
6/30/2016                  26,240                      25,930
7/31/2016                  27,313                      26,959
8/31/2016                  27,477                      27,028
9/30/2016                  27,533                      27,071
10/31/2016                 26,919                      26,485
11/30/2016                 28,564                      27,670
12/31/2016                 29,104                      28,210
1/31/2017                  29,617                      28,741
2/28/2017                  30,584                      29,810
3/31/2017                  30,605                      29,830
4/30/2017                  30,877                      30,146
5/31/2017                  31,044                      30,455
6/30/2017                  31,396                      30,730
7/31/2017                  31,929                      31,309
8/31/2017                  31,868                      31,370
9/30/2017                  32,912                      32,135
10/31/2017                 33,630                      32,836
11/30/2017                 34,776                      33,833
12/31/2017                 35,185                      34,171
1/31/2018                  36,945                      35,972
2/28/2018                  35,571                      34,646
3/31/2018                  34,978                      33,951
4/30/2018                  35,040                      34,080
5/31/2018                  36,077                      35,042
6/30/2018                  36,227                      35,271
7/31/2018                  37,392                      36,442
8/31/2018                  38,682                      37,721
9/30/2018                  38,596                      37,784
10/31/2018                 35,509                      35,002



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.59%     10.13%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                    $10,000                       $10,000
11/30/2008                      9,094                         9,211
12/31/2008                      9,364                         9,387
1/31/2009                       8,389                         8,599
2/28/2009                       7,413                         7,698
3/31/2009                       8,143                         8,373
4/30/2009                       9,280                         9,254
5/31/2009                       9,724                         9,747
6/30/2009                       9,711                         9,781
7/31/2009                      10,590                        10,542
8/31/2009                      11,023                        10,919
9/30/2009                      11,573                        11,376
10/31/2009                     11,066                        11,083
11/30/2009                     11,568                        11,713
12/31/2009                     12,094                        12,047
1/31/2010                      11,723                        11,613
2/28/2010                      12,213                        12,006
3/31/2010                      13,086                        12,763
4/30/2010                      13,563                        13,039
5/31/2010                      12,489                        12,009
6/30/2010                      11,610                        11,318
7/31/2010                      12,461                        12,104
8/31/2010                      11,717                        11,534
9/30/2010                      12,955                        12,623
10/31/2010                     13,436                        13,117
11/30/2010                     13,649                        13,192
12/31/2010                     14,732                        14,087
1/31/2011                      15,014                        14,394
2/28/2011                      15,685                        14,918
3/31/2011                      15,875                        14,986
4/30/2011                      16,238                        15,432
5/31/2011                      15,983                        15,256
6/30/2011                      15,669                        14,982
7/31/2011                      15,142                        14,639
8/31/2011                      13,995                        13,760
9/30/2011                      12,667                        12,693
10/31/2011                     14,374                        14,153
11/30/2011                     14,319                        14,115
12/31/2011                     14,424                        14,231
1/31/2012                      15,227                        14,949
2/29/2012                      15,881                        15,582
3/31/2012                      16,265                        16,062
4/30/2012                      16,101                        15,957
5/31/2012                      14,996                        14,971
6/30/2012                      15,587                        15,557
7/31/2012                      15,669                        15,711
8/31/2012                      16,163                        16,103
9/30/2012                      16,654                        16,526
10/31/2012                     16,503                        16,241
11/30/2012                     16,654                        16,367
12/31/2012                     17,031                        16,567
1/31/2013                      18,108                        17,476
2/28/2013                      18,331                        17,708
3/31/2013                      19,101                        18,402
4/30/2013                      19,241                        18,703
5/31/2013                      19,970                        19,144
6/30/2013                      19,779                        18,896
7/31/2013                      20,975                        19,932
8/31/2013                      20,328                        19,375
9/30/2013                      21,196                        20,095
10/31/2013                     22,058                        20,949
11/30/2013                     22,806                        21,557
12/31/2013                     23,461                        22,126
1/31/2014                      22,587                        21,427
2/28/2014                      23,648                        22,443
3/31/2014                      23,923                        22,562
4/30/2014                      23,808                        22,590
5/31/2014                      24,224                        23,083
6/30/2014                      24,991                        23,661
7/31/2014                      24,299                        23,195
8/31/2014                      25,308                        24,168
9/30/2014                      24,504                        23,664
10/31/2014                     25,098                        24,315
11/30/2014                     25,546                        24,904
12/31/2014                     25,648                        24,904
1/31/2015                      24,724                        24,211
2/28/2015                      26,322                        25,613
3/31/2015                      26,196                        25,352
4/30/2015                      26,255                        25,467
5/31/2015                      26,593                        25,819
6/30/2015                      26,238                        25,387
7/31/2015                      26,194                        25,812
8/31/2015                      24,733                        24,254
9/30/2015                      23,845                        23,547
10/31/2015                     25,579                        25,407
11/30/2015                     25,787                        25,548
12/31/2015                     24,860                        25,023
1/31/2016                      23,340                        23,611
2/29/2016                      23,507                        23,604
3/31/2016                      25,220                        25,266
4/30/2016                      25,464                        25,422
5/31/2016                      25,862                        25,877
6/30/2016                      25,729                        25,930
7/31/2016                      26,788                        26,959
8/31/2016                      27,018                        27,028
9/30/2016                      27,083                        27,071
10/31/2016                     26,467                        26,485
11/30/2016                     28,407                        27,670
12/31/2016                     28,981                        28,210
1/31/2017                      29,417                        28,741
2/28/2017                      30,242                        29,810
3/31/2017                      30,177                        29,830
4/30/2017                      30,411                        30,146
5/31/2017                      30,364                        30,455
6/30/2017                      30,825                        30,730
7/31/2017                      31,312                        31,309
8/31/2017                      31,092                        31,370
9/30/2017                      32,315                        32,135
10/31/2017                     32,914                        32,836
11/30/2017                     34,048                        33,833
12/31/2017                     34,469                        34,171
1/31/2018                      36,020                        35,972
2/28/2018                      34,581                        34,646
3/31/2018                      34,108                        33,951
4/30/2018                      34,140                        34,080
5/31/2018                      35,084                        35,042
6/30/2018                      35,180                        35,271
7/31/2018                      36,321                        36,442
8/31/2018                      37,462                        37,721
9/30/2018                      37,251                        37,784
10/31/2018                     34,282                        35,002


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        4.16%     9.22%     13.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                     $10,000                    $10,000
11/30/2008                       8,904                      9,211
12/31/2008                       9,312                      9,387
1/31/2009                        8,178                      8,599
2/28/2009                        7,153                      7,698
3/31/2009                        7,874                      8,373
4/30/2009                        9,148                      9,254
5/31/2009                        9,541                      9,747
6/30/2009                        9,545                      9,781
7/31/2009                       10,524                     10,542
8/31/2009                       11,013                     10,919
9/30/2009                       11,588                     11,376
10/31/2009                      10,947                     11,083
11/30/2009                      11,356                     11,713
12/31/2009                      12,033                     12,047
1/31/2010                       11,691                     11,613
2/28/2010                       12,266                     12,006
3/31/2010                       13,186                     12,763
4/30/2010                       13,858                     13,039
5/31/2010                       12,747                     12,009
6/30/2010                       11,758                     11,318
7/31/2010                       12,624                     12,104
8/31/2010                       11,758                     11,534
9/30/2010                       13,053                     12,623
10/31/2010                      13,536                     13,117
11/30/2010                      13,867                     13,192
12/31/2010                      15,055                     14,087
1/31/2011                       15,263                     14,394
2/28/2011                       16,038                     14,918
3/31/2011                       16,305                     14,986
4/30/2011                       16,637                     15,432
5/31/2011                       16,318                     15,256
6/30/2011                       15,968                     14,982
7/31/2011                       15,384                     14,639
8/31/2011                       14,036                     13,760
9/30/2011                       12,517                     12,693
10/31/2011                      14,329                     14,153
11/30/2011                      14,259                     14,115
12/31/2011                      14,368                     14,231
1/31/2012                       15,251                     14,949
2/29/2012                       15,882                     15,582
3/31/2012                       16,264                     16,062
4/30/2012                       16,025                     15,957
5/31/2012                       14,860                     14,971
6/30/2012                       15,448                     15,557
7/31/2012                       15,420                     15,711
8/31/2012                       15,983                     16,103
9/30/2012                       16,499                     16,526
10/31/2012                      16,414                     16,241
11/30/2012                      16,612                     16,367
12/31/2012                      17,094                     16,567
1/31/2013                       18,278                     17,476
2/28/2013                       18,478                     17,708
3/31/2013                       19,304                     18,402
4/30/2013                       19,290                     18,703
5/31/2013                       20,133                     19,144
6/30/2013                       19,966                     18,896
7/31/2013                       21,256                     19,932
8/31/2013                       20,568                     19,375
9/30/2013                       21,578                     20,095
10/31/2013                      22,454                     20,949
11/30/2013                      23,317                     21,557
12/31/2013                      23,967                     22,126
1/31/2014                       22,987                     21,427
2/28/2014                       24,055                     22,443
3/31/2014                       24,375                     22,562
4/30/2014                       24,096                     22,590
5/31/2014                       24,448                     23,083
6/30/2014                       25,376                     23,661
7/31/2014                       24,450                     23,195
8/31/2014                       25,538                     24,168
9/30/2014                       24,436                     23,664
10/31/2014                      25,129                     24,315
11/30/2014                      25,291                     24,904
12/31/2014                      25,528                     24,904
1/31/2015                       24,410                     24,211
2/28/2015                       26,064                     25,613
3/31/2015                       26,117                     25,352
4/30/2015                       26,056                     25,467
5/31/2015                       26,363                     25,819
6/30/2015                       26,205                     25,387
7/31/2015                       25,866                     25,812
8/31/2015                       24,557                     24,254
9/30/2015                       23,538                     23,547
10/31/2015                      25,084                     25,407
11/30/2015                      25,455                     25,548
12/31/2015                      24,243                     25,023
1/31/2016                       22,555                     23,611
2/29/2016                       22,748                     23,604
3/31/2016                       24,523                     25,266
4/30/2016                       24,943                     25,422
5/31/2016                       25,234                     25,877
6/30/2016                       24,991                     25,930
7/31/2016                       26,125                     26,959
8/31/2016                       26,466                     27,028
9/30/2016                       26,574                     27,071
10/31/2016                      25,907                     26,485
11/30/2016                      28,591                     27,670
12/31/2016                      29,337                     28,210
1/31/2017                       29,604                     28,741
2/28/2017                       30,172                     29,810
3/31/2017                       30,026                     29,830
4/30/2017                       30,160                     30,146
5/31/2017                       29,674                     30,455
6/30/2017                       30,357                     30,730
7/31/2017                       30,760                     31,309
8/31/2017                       30,239                     31,370
9/30/2017                       31,909                     32,135
10/31/2017                      32,314                     32,836
11/30/2017                      33,343                     33,833
12/31/2017                      33,631                     34,171
1/31/2018                       34,807                     35,972
2/28/2018                       33,263                     34,646
3/31/2018                       33,154                     33,951
4/30/2018                       33,259                     34,080
5/31/2018                       34,401                     35,042
6/30/2018                       34,402                     35,271
7/31/2018                       35,389                     36,442
8/31/2018                       36,323                     37,721
9/30/2018                       35,685                     37,784
10/31/2018                      32,538                     35,002



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        0.69%     7.70%     12.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2008                 $10,000                        $10,000
11/30/2008                   8,779                          8,817
12/31/2008                   9,210                          9,329
 1/31/2009                   8,191                          8,291
 2/28/2009                   7,202                          7,284
 3/31/2009                   7,944                          7,934
 4/30/2009                   9,419                          9,160
 5/31/2009                   9,752                          9,437
 6/30/2009                  10,005                          9,575
 7/31/2009                  11,044                         10,497
 8/31/2009                  11,438                         10,798
 9/30/2009                  12,151                         11,421
10/31/2009                  11,308                         10,646
11/30/2009                  11,597                         10,980
12/31/2009                  12,558                         11,864
 1/31/2010                  12,177                         11,427
 2/28/2010                  12,771                         11,942
 3/31/2010                  13,817                         12,914
 4/30/2010                  14,755                         13,644
 5/31/2010                  13,604                         12,610
 6/30/2010                  12,516                         11,632
 7/31/2010                  13,417                         12,432
 8/31/2010                  12,394                         11,511
 9/30/2010                  14,012                         12,946
10/31/2010                  14,586                         13,475
11/30/2010                  15,198                         13,943
12/31/2010                  16,413                         15,050
 1/31/2011                  16,429                         15,011
 2/28/2011                  17,351                         15,834
 3/31/2011                  17,847                         16,244
 4/30/2011                  18,270                         16,673
 5/31/2011                  17,901                         16,361
 6/30/2011                  17,615                         15,984
 7/31/2011                  16,999                         15,406
 8/31/2011                  15,474                         14,066
 9/30/2011                  13,756                         12,489
10/31/2011                  15,863                         14,379
11/30/2011                  15,809                         14,327
12/31/2011                  15,896                         14,421
 1/31/2012                  16,965                         15,440
 2/29/2012                  17,453                         15,810
 3/31/2012                  17,909                         16,215
 4/30/2012                  17,661                         15,964
 5/31/2012                  16,514                         14,908
 6/30/2012                  17,212                         15,651
 7/31/2012                  17,072                         15,435
 8/31/2012                  17,671                         15,950
 9/30/2012                  18,247                         16,474
10/31/2012                  18,021                         16,116
11/30/2012                  18,232                         16,202
12/31/2012                  18,820                         16,779
 1/31/2013                  19,999                         17,829
 2/28/2013                  20,198                         18,026
 3/31/2013                  21,174                         18,858
 4/30/2013                  20,999                         18,789
 5/31/2013                  22,079                         19,540
 6/30/2013                  22,054                         19,440
 7/31/2013                  23,644                         20,801
 8/31/2013                  22,845                         20,140
 9/30/2013                  24,262                         21,425
10/31/2013                  25,054                         21,964
11/30/2013                  26,231                         22,844
12/31/2013                  26,764                         23,293
 1/31/2014                  25,667                         22,648
 2/28/2014                  26,841                         23,715
 3/31/2014                  26,985                         23,554
 4/30/2014                  26,190                         22,640
 5/31/2014                  26,337                         22,822
 6/30/2014                  27,589                         24,036
 7/31/2014                  25,935                         22,581
 8/31/2014                  27,165                         23,701
 9/30/2014                  25,699                         22,267
10/31/2014                  27,226                         23,735
11/30/2014                  27,322                         23,756
12/31/2014                  27,952                         24,433
 1/31/2015                  26,794                         23,647
 2/28/2015                  28,562                         25,051
 3/31/2015                  29,067                         25,488
 4/30/2015                  28,393                         24,838
 5/31/2015                  28,887                         25,405
 6/30/2015                  29,179                         25,595
 7/31/2015                  28,809                         25,297
 8/31/2015                  27,367                         23,708
 9/30/2015                  26,319                         22,545
10/31/2015                  27,864                         23,815
11/30/2015                  28,569                         24,589
12/31/2015                  27,033                         23,355
 1/31/2016                  25,317                         21,301
 2/29/2016                  25,584                         21,300
 3/31/2016                  27,530                         23,000
 4/30/2016                  27,788                         23,361
 5/31/2016                  28,142                         23,887
 6/30/2016                  27,997                         23,872
 7/31/2016                  29,396                         25,298
 8/31/2016                  29,837                         25,745
 9/30/2016                  29,957                         26,032
10/31/2016                  28,948                         24,794
11/30/2016                  32,445                         27,559
12/31/2016                  33,393                         28,331
 1/31/2017                  33,393                         28,443
 2/28/2017                  33,788                         28,992
 3/31/2017                  33,722                         29,030
 4/30/2017                  34,019                         29,348
 5/31/2017                  33,168                         28,751
 6/30/2017                  34,032                         29,745
 7/31/2017                  34,300                         29,966
 8/31/2017                  33,507                         29,585
 9/30/2017                  35,878                         31,431
10/31/2017                  36,246                         31,699
11/30/2017                  37,359                         32,612
12/31/2017                  37,241                         32,481
 1/31/2018                  38,060                         33,330
 2/28/2018                  36,350                         32,039
 3/31/2018                  36,674                         32,454
 4/30/2018                  36,975                         32,734
 5/31/2018                  38,906                         34,721
 6/30/2018                  39,242                         34,970
 7/31/2018                  40,075                         35,579
 8/31/2018                  41,552                         37,113
 9/30/2018                  40,518                         36,221
10/31/2018                  36,523                         32,286

AVERAGE ANNUAL                        ONE       FIVE
TOTAL RETURN                          YEAR      YEARS   TEN YEARS
--------------                      --------  --------  ---------
                                        0.77%     7.83%     13.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2008                 $10,000                         $10,000
11/30/2008                   8,716                           8,817
12/31/2008                   9,209                           9,329
 1/31/2009                   8,112                           8,291
 2/28/2009                   7,048                           7,284
 3/31/2009                   7,723                           7,934
 4/30/2009                   9,066                           9,160
 5/31/2009                   9,377                           9,437
 6/30/2009                   9,636                           9,575
 7/31/2009                  10,582                          10,497
 8/31/2009                  10,871                          10,798
 9/30/2009                  11,497                          11,421
10/31/2009                  10,661                          10,646
11/30/2009                  10,851                          10,980
12/31/2009                  11,793                          11,864
 1/31/2010                  11,447                          11,427
 2/28/2010                  11,950                          11,942
 3/31/2010                  12,916                          12,914
 4/30/2010                  13,854                          13,644
 5/31/2010                  12,826                          12,610
 6/30/2010                  11,898                          11,632
 7/31/2010                  12,748                          12,432
 8/31/2010                  11,730                          11,511
 9/30/2010                  13,157                          12,946
10/31/2010                  13,728                          13,475
11/30/2010                  14,311                          13,943
12/31/2010                  15,483                          15,050
 1/31/2011                  15,314                          15,011
 2/28/2011                  16,214                          15,834
 3/31/2011                  16,740                          16,244
 4/30/2011                  17,022                          16,673
 5/31/2011                  16,695                          16,361
 6/30/2011                  16,335                          15,984
 7/31/2011                  15,896                          15,406
 8/31/2011                  14,477                          14,066
 9/30/2011                  12,945                          12,489
10/31/2011                  14,943                          14,379
11/30/2011                  14,852                          14,327
12/31/2011                  14,980                          14,421
 1/31/2012                  16,022                          15,440
 2/29/2012                  16,328                          15,810
 3/31/2012                  16,815                          16,215
 4/30/2012                  16,577                          15,964
 5/31/2012                  15,421                          14,908
 6/30/2012                  16,211                          15,651
 7/31/2012                  16,063                          15,435
 8/31/2012                  16,564                          15,950
 9/30/2012                  17,258                          16,474
10/31/2012                  16,905                          16,116
11/30/2012                  17,064                          16,202
12/31/2012                  17,712                          16,779
 1/31/2013                  18,719                          17,829
 2/28/2013                  18,926                          18,026
 3/31/2013                  19,848                          18,858
 4/30/2013                  19,690                          18,789
 5/31/2013                  20,709                          19,540
 6/30/2013                  20,803                          19,440
 7/31/2013                  22,346                          20,801
 8/31/2013                  21,568                          20,140
 9/30/2013                  23,090                          21,425
10/31/2013                  23,893                          21,964
11/30/2013                  25,219                          22,844
12/31/2013                  25,694                          23,293
 1/31/2014                  24,557                          22,648
 2/28/2014                  25,592                          23,715
 3/31/2014                  25,841                          23,554
 4/30/2014                  24,959                          22,640
 5/31/2014                  24,985                          22,822
 6/30/2014                  26,069                          24,036
 7/31/2014                  24,545                          22,581
 8/31/2014                  25,659                          23,701
 9/30/2014                  24,198                          22,267
10/31/2014                  25,775                          23,735
11/30/2014                  25,583                          23,756
12/31/2014                  26,445                          24,433
 1/31/2015                  25,148                          23,647
 2/28/2015                  26,664                          25,051
 3/31/2015                  27,273                          25,488
 4/30/2015                  26,740                          24,838
 5/31/2015                  27,109                          25,405
 6/30/2015                  27,550                          25,595
 7/31/2015                  26,879                          25,297
 8/31/2015                  25,688                          23,708
 9/30/2015                  24,580                          22,545
10/31/2015                  26,061                          23,815
11/30/2015                  26,802                          24,589
12/31/2015                  25,487                          23,355
 1/31/2016                  23,755                          21,301
 2/29/2016                  24,017                          21,300
 3/31/2016                  25,717                          23,000
 4/30/2016                  25,994                          23,361
 5/31/2016                  26,271                          23,887
 6/30/2016                  26,225                          23,872
 7/31/2016                  27,541                          25,298
 8/31/2016                  27,979                          25,745
 9/30/2016                  28,181                          26,032
10/31/2016                  27,186                          24,794
11/30/2016                  30,771                          27,559
12/31/2016                  32,020                          28,331
 1/31/2017                  31,560                          28,443
 2/28/2017                  31,775                          28,992
 3/31/2017                  31,828                          29,030
 4/30/2017                  32,334                          29,348
 5/31/2017                  31,368                          28,751
 6/30/2017                  32,533                          29,745
 7/31/2017                  32,687                          29,966
 8/31/2017                  31,980                          29,585
 9/30/2017                  34,662                          31,431
10/31/2017                  35,047                          31,699
11/30/2017                  35,971                          32,612
12/31/2017                  35,599                          32,481
 1/31/2018                  36,326                          33,330
 2/28/2018                  34,759                          32,039
 3/31/2018                  35,354                          32,454
 4/30/2018                  35,645                          32,734
 5/31/2018                  37,763                          34,721
 6/30/2018                  38,292                          34,970
 7/31/2018                  39,134                          35,579
 8/31/2018                  40,608                          37,113
 9/30/2018                  39,619                          36,221
10/31/2018                  35,498                          32,286

AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.29%     8.24%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2018

                                    [CHART]

                   U.S. High Relative
                 Profitability Portfolio    Russell 1000/R/ Index
                ------------------------    -------------------
     5/16/2017          $10,000                  $10,000
     5/31/2017           10,210                   10,054
     6/30/2017           10,186                   10,124
     7/31/2017           10,376                   10,325
     8/31/2017           10,436                   10,357
     9/30/2017           10,703                   10,578
    10/31/2017           10,984                   10,820
    11/30/2017           11,487                   11,150
    12/31/2017           11,777                   11,274
     1/31/2018           12,543                   11,893
     2/28/2018           12,079                   11,457
     3/31/2018           11,792                   11,197
     4/30/2018           11,731                   11,235
     5/31/2018           12,055                   11,522
     6/30/2018           12,106                   11,596
     7/31/2018           12,573                   11,996
     8/31/2018           13,090                   12,410
     9/30/2018           13,180                   12,457
    10/31/2018           12,070                   11,575

AVERAGE ANNUAL                        ONE       SINCE
TOTAL RETURN                          YEAR    INCEPTION
--------------                      --------  ---------
                                        9.88%     13.75%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2008          $10,000                $10,000              $10,000
11/30/2008            7,686                  9,283                7,545
12/31/2008            8,997                  9,381                8,881
 1/31/2009            7,401                  8,591                7,275
 2/28/2009            5,849                  7,676                5,685
 3/31/2009            6,056                  8,348                5,868
 4/30/2009            7,951                  9,147                7,794
 5/31/2009            8,158                  9,659                7,994
 6/30/2009            7,906                  9,678                7,714
 7/31/2009            8,735                 10,410                8,518
 8/31/2009            9,916                 10,786                9,765
 9/30/2009           10,580                 11,188               10,448
10/31/2009           10,098                 10,980                9,974
11/30/2009           10,791                 11,639               10,661
12/31/2009           11,532                 11,864               11,408
 1/31/2010           10,930                 11,437               10,755
 2/28/2010           11,532                 11,791               11,366
 3/31/2010           12,705                 12,503               12,527
 4/30/2010           13,598                 12,700               13,413
 5/31/2010           12,873                 11,686               12,690
 6/30/2010           12,206                 11,074               12,010
 7/31/2010           13,410                 11,850               13,197
 8/31/2010           13,241                 11,315               13,021
 9/30/2010           13,815                 12,325               13,597
10/31/2010           14,461                 12,794               14,226
11/30/2010           14,176                 12,796               13,949
12/31/2010           14,838                 13,651               14,610
 1/31/2011           15,362                 13,975               15,129
 2/28/2011           16,057                 14,453               15,820
 3/31/2011           15,816                 14,459               15,588
 4/30/2011           16,731                 14,887               16,513
 5/31/2011           16,958                 14,719               16,769
 6/30/2011           16,400                 14,473               16,207
 7/31/2011           16,669                 14,179               16,502
 8/31/2011           15,773                 13,409               15,598
 9/30/2011           14,040                 12,466               13,851
10/31/2011           16,065                 13,829               15,886
11/30/2011           15,457                 13,798               15,261
12/31/2011           16,167                 13,939               15,979
 1/31/2012           17,189                 14,564               17,006
 2/29/2012           17,007                 15,194               16,817
 3/31/2012           17,882                 15,694               17,697
 4/30/2012           18,393                 15,595               18,230
 5/31/2012           17,553                 14,658               17,398
 6/30/2012           18,543                 15,262               18,361
 7/31/2012           18,909                 15,474               18,710
 8/31/2012           18,881                 15,822               18,659
 9/30/2012           18,528                 16,231               18,292
10/31/2012           18,386                 15,932               18,124
11/30/2012           18,322                 16,024               18,034
12/31/2012           18,993                 16,170               18,714
 1/31/2013           19,664                 17,008               19,350
 2/28/2013           19,880                 17,239               19,511
 3/31/2013           20,428                 17,885               20,031
 4/30/2013           21,808                 18,230               21,409
 5/31/2013           20,507                 18,656               20,127
 6/30/2013           20,124                 18,406               19,773
 7/31/2013           20,299                 19,342               19,925
 8/31/2013           18,870                 18,782               18,558
 9/30/2013           19,458                 19,371               19,151
10/31/2013           20,276                 20,261               19,930
11/30/2013           19,195                 20,879               18,837
12/31/2013           19,257                 21,407               18,942
 1/31/2014           20,074                 20,667               19,711
 2/28/2014           21,091                 21,613               20,720
 3/31/2014           21,229                 21,794               20,902
 4/30/2014           21,997                 21,955               21,671
 5/31/2014           22,519                 22,471               22,205
 6/30/2014           22,753                 22,935               22,396
 7/31/2014           22,768                 22,619               22,443
 8/31/2014           23,415                 23,523               23,068
 9/30/2014           22,008                 23,194               21,725
10/31/2014           24,291                 23,760               24,055
11/30/2014           24,795                 24,399               24,562
12/31/2014           25,249                 24,338               25,003
 1/31/2015           26,989                 23,607               26,676
 2/28/2015           25,989                 24,964               25,720
 3/31/2015           26,450                 24,569               26,182
 4/30/2015           24,894                 24,805               24,665
 5/31/2015           24,832                 25,124               24,655
 6/30/2015           23,744                 24,637               23,564
 7/31/2015           25,107                 25,154               24,962
 8/31/2015           23,581                 23,636               23,499
 9/30/2015           24,328                 23,051               24,292
10/31/2015           25,722                 24,996               25,708
11/30/2015           25,582                 25,070               25,566
12/31/2015           26,066                 24,674               26,123
 1/31/2016           25,186                 23,450               25,092
 2/29/2016           25,099                 23,418               24,868
 3/31/2016           27,690                 25,007               27,460
 4/30/2016           26,999                 25,104               26,656
 5/31/2016           27,594                 25,555               27,191
 6/30/2016           29,537                 25,621               28,950
 7/31/2016           30,795                 26,566               30,216
 8/31/2016           29,753                 26,603               29,194
 9/30/2016           29,193                 26,608               28,592
10/31/2016           27,494                 26,123               26,982
11/30/2016           26,998                 27,090               26,618
12/31/2016           28,252                 27,625               27,868
 1/31/2017           28,211                 28,149               27,628
 2/28/2017           29,152                 29,267               28,596
 3/31/2017           28,475                 29,301               27,792
 4/30/2017           28,500                 29,602               27,726
 5/31/2017           28,360                 30,019               27,572
 6/30/2017           28,957                 30,206               28,247
 7/31/2017           29,322                 30,827               28,506
 8/31/2017           29,355                 30,922               28,279
 9/30/2017           29,263                 31,560               28,355
10/31/2017           29,105                 32,296               28,046
11/30/2017           29,920                 33,286               28,908
12/31/2017           29,865                 33,657               28,916
 1/31/2018           28,867                 35,584               27,770
 2/28/2018           26,718                 34,272               25,770
 3/31/2018           27,777                 33,401               26,769
 4/30/2018           27,913                 33,529               27,165
 5/31/2018           28,943                 34,337               28,245
 6/30/2018           30,187                 34,548               29,443
 7/31/2018           30,445                 35,834               29,605
 8/31/2018           31,305                 37,001               30,486
 9/30/2018           30,544                 37,212               29,655
10/31/2018           29,871                 34,668               28,899


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.63%     8.06%     11.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2008                $10,000                      $10,000
11/30/2008                  9,399                        9,458
12/31/2008                 10,058                        9,956
 1/31/2009                  8,928                        9,027
 2/28/2009                  8,030                        8,113
 3/31/2009                  8,648                        8,648
 4/30/2009                  9,631                        9,763
 5/31/2009                 10,977                       10,998
 6/30/2009                 10,825                       10,884
 7/31/2009                 11,864                       11,906
 8/31/2009                 12,328                       12,477
 9/30/2009                 12,853                       12,992
10/31/2009                 12,520                       12,783
11/30/2009                 12,985                       13,099
12/31/2009                 13,140                       13,308
 1/31/2010                 12,460                       12,684
 2/28/2010                 12,544                       12,672
 3/31/2010                 13,334                       13,487
 4/30/2010                 13,074                       13,286
 5/31/2010                 11,649                       11,820
 6/30/2010                 11,460                       11,649
 7/31/2010                 12,643                       12,726
 8/31/2010                 12,208                       12,345
 9/30/2010                 13,409                       13,530
10/31/2010                 13,896                       14,012
11/30/2010                 13,288                       13,418
12/31/2010                 14,355                       14,499
 1/31/2011                 14,679                       14,811
 2/28/2011                 15,256                       15,360
 3/31/2011                 14,907                       15,052
 4/30/2011                 15,760                       15,872
 5/31/2011                 15,312                       15,402
 6/30/2011                 15,095                       15,182
 7/31/2011                 14,787                       14,932
 8/31/2011                 13,546                       13,670
 9/30/2011                 12,055                       12,297
10/31/2011                 13,221                       13,493
11/30/2011                 12,889                       12,869
12/31/2011                 12,593                       12,729
 1/31/2012                 13,353                       13,416
 2/29/2012                 14,001                       14,154
 3/31/2012                 13,976                       14,049
 4/30/2012                 13,707                       13,810
 5/31/2012                 12,190                       12,236
 6/30/2012                 12,998                       13,038
 7/31/2012                 13,036                       13,200
 8/31/2012                 13,477                       13,577
 9/30/2012                 13,878                       13,989
10/31/2012                 14,000                       14,087
11/30/2012                 14,283                       14,383
12/31/2012                 14,828                       14,818
 1/31/2013                 15,429                       15,547
 2/28/2013                 15,221                       15,392
 3/31/2013                 15,428                       15,514
 4/30/2013                 16,092                       16,220
 5/31/2013                 15,667                       15,857
 6/30/2013                 15,207                       15,263
 7/31/2013                 16,046                       16,075
 8/31/2013                 15,811                       15,868
 9/30/2013                 16,928                       16,989
10/31/2013                 17,479                       17,559
11/30/2013                 17,573                       17,667
12/31/2013                 17,896                       17,933
 1/31/2014                 17,096                       17,209
 2/28/2014                 18,102                       18,148
 3/31/2014                 18,052                       18,067
 4/30/2014                 18,347                       18,352
 5/31/2014                 18,602                       18,636
 6/30/2014                 18,860                       18,901
 7/31/2014                 18,423                       18,564
 8/31/2014                 18,504                       18,579
 9/30/2014                 17,716                       17,816
10/31/2014                 17,561                       17,532
11/30/2014                 17,610                       17,748
12/31/2014                 16,959                       17,158
 1/31/2015                 16,959                       17,097
 2/28/2015                 17,990                       18,118
 3/31/2015                 17,675                       17,816
 4/30/2015                 18,470                       18,587
 5/31/2015                 18,405                       18,426
 6/30/2015                 17,886                       17,902
 7/31/2015                 18,028                       18,186
 8/31/2015                 16,755                       16,861
 9/30/2015                 15,972                       16,010
10/31/2015                 17,017                       17,214
11/30/2015                 16,858                       16,940
12/31/2015                 16,473                       16,637
 1/31/2016                 15,565                       15,491
 2/29/2016                 15,127                       15,275
 3/31/2016                 16,182                       16,312
 4/30/2016                 16,613                       16,837
 5/31/2016                 16,520                       16,646
 6/30/2016                 16,133                       16,140
 7/31/2016                 16,811                       16,934
 8/31/2016                 16,905                       16,950
 9/30/2016                 17,132                       17,156
10/31/2016                 16,796                       16,823
11/30/2016                 16,564                       16,553
12/31/2016                 16,994                       17,094
 1/31/2017                 17,609                       17,603
 2/28/2017                 17,765                       17,806
 3/31/2017                 18,260                       18,258
 4/30/2017                 18,677                       18,646
 5/31/2017                 19,268                       19,267
 6/30/2017                 19,369                       19,286
 7/31/2017                 19,933                       19,860
 8/31/2017                 19,977                       19,855
 9/30/2017                 20,464                       20,370
10/31/2017                 20,791                       20,648
11/30/2017                 20,968                       20,857
12/31/2017                 21,305                       21,232
 1/31/2018                 22,355                       22,221
 2/28/2018                 21,216                       21,165
 3/31/2018                 21,094                       20,799
 4/30/2018                 21,433                       21,276
 5/31/2018                 21,103                       20,873
 6/30/2018                 20,805                       20,644
 7/31/2018                 21,357                       21,151
 8/31/2018                 20,923                       20,751
 9/30/2018                 21,095                       20,914
10/31/2018                 19,342                       19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -6.97%     2.05%     6.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,397                             9,458
12/31/2008                10,054                             9,956
 1/31/2009                 8,964                             9,027
 2/28/2009                 8,022                             8,113
 3/31/2009                 8,698                             8,648
 4/30/2009                10,008                             9,763
 5/31/2009                11,521                            10,998
 6/30/2009                11,424                            10,884
 7/31/2009                12,559                            11,906
 8/31/2009                13,257                            12,477
 9/30/2009                13,901                            12,992
10/31/2009                13,481                            12,783
11/30/2009                13,839                            13,099
12/31/2009                14,004                            13,308
 1/31/2010                13,411                            12,684
 2/28/2010                13,424                            12,672
 3/31/2010                14,426                            13,487
 4/30/2010                14,357                            13,286
 5/31/2010                12,670                            11,820
 6/30/2010                12,458                            11,649
 7/31/2010                13,776                            12,726
 8/31/2010                13,215                            12,345
 9/30/2010                14,628                            13,530
10/31/2010                15,163                            14,012
11/30/2010                14,558                            13,418
12/31/2010                15,952                            14,499
 1/31/2011                16,363                            14,811
 2/28/2011                16,916                            15,360
 3/31/2011                16,619                            15,052
 4/30/2011                17,514                            15,872
 5/31/2011                16,974                            15,402
 6/30/2011                16,674                            15,182
 7/31/2011                16,300                            14,932
 8/31/2011                14,860                            13,670
 9/30/2011                13,127                            12,297
10/31/2011                14,330                            13,493
11/30/2011                13,895                            12,869
12/31/2011                13,541                            12,729
 1/31/2012                14,536                            13,416
 2/29/2012                15,281                            14,154
 3/31/2012                15,280                            14,049
 4/30/2012                14,943                            13,810
 5/31/2012                13,156                            12,236
 6/30/2012                13,962                            13,038
 7/31/2012                13,947                            13,200
 8/31/2012                14,439                            13,577
 9/30/2012                14,952                            13,989
10/31/2012                15,116                            14,087
11/30/2012                15,371                            14,383
12/31/2012                16,079                            14,818
 1/31/2013                16,773                            15,547
 2/28/2013                16,592                            15,392
 3/31/2013                16,792                            15,514
 4/30/2013                17,441                            16,220
 5/31/2013                17,049                            15,857
 6/30/2013                16,528                            15,263
 7/31/2013                17,555                            16,075
 8/31/2013                17,371                            15,868
 9/30/2013                18,700                            16,989
10/31/2013                19,347                            17,559
11/30/2013                19,439                            17,667
12/31/2013                19,846                            17,933
 1/31/2014                19,180                            17,209
 2/28/2014                20,311                            18,148
 3/31/2014                20,268                            18,067
 4/30/2014                20,502                            18,352
 5/31/2014                20,720                            18,636
 6/30/2014                21,044                            18,901
 7/31/2014                20,476                            18,564
 8/31/2014                20,555                            18,579
 9/30/2014                19,525                            17,816
10/31/2014                19,240                            17,532
11/30/2014                19,193                            17,748
12/31/2014                18,659                            17,158
 1/31/2015                18,595                            17,097
 2/28/2015                19,791                            18,118
 3/31/2015                19,429                            17,816
 4/30/2015                20,387                            18,587
 5/31/2015                20,419                            18,426
 6/30/2015                19,934                            17,902
 7/31/2015                19,950                            18,186
 8/31/2015                18,720                            16,861
 9/30/2015                17,907                            16,010
10/31/2015                19,029                            17,214
11/30/2015                18,947                            16,940
12/31/2015                18,619                            16,637
 1/31/2016                17,475                            15,491
 2/29/2016                17,115                            15,275
 3/31/2016                18,451                            16,312
 4/30/2016                18,976                            16,837
 5/31/2016                18,911                            16,646
 6/30/2016                18,281                            16,140
 7/31/2016                19,213                            16,934
 8/31/2016                19,313                            16,950
 9/30/2016                19,688                            17,156
10/31/2016                19,337                            16,823
11/30/2016                19,103                            16,553
12/31/2016                19,614                            17,094
 1/31/2017                20,405                            17,603
 2/28/2017                20,590                            17,806
 3/31/2017                21,090                            18,258
 4/30/2017                21,646                            18,646
 5/31/2017                22,253                            19,267
 6/30/2017                22,436                            19,286
 7/31/2017                23,237                            19,860
 8/31/2017                23,340                            19,855
 9/30/2017                23,991                            20,370
10/31/2017                24,368                            20,648
11/30/2017                24,573                            20,857
12/31/2017                25,117                            21,232
 1/31/2018                26,378                            22,221
 2/28/2018                25,082                            21,165
 3/31/2018                24,875                            20,799
 4/30/2018                25,238                            21,276
 5/31/2018                24,858                            20,873
 6/30/2018                24,378                            20,644
 7/31/2018                24,868                            21,151
 8/31/2018                24,308                            20,751
 9/30/2018                24,439                            20,914
10/31/2018                22,225                            19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -8.79%     2.81%     8.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                 International Small         MSCI World ex USA Small Cap
                  Company Portfolio             Index (net dividends)
                 ---------------------      ---------------------------
10/31/2008             $10,000                       $10,000
11/30/2008               9,484                         9,515
12/31/2008              10,262                        10,150
 1/31/2009               9,451                         9,560
 2/28/2009               8,590                         8,687
 3/31/2009               9,158                         9,245
 4/30/2009              10,372                        10,670
 5/31/2009              11,917                        12,249
 6/30/2009              12,042                        12,396
 7/31/2009              12,945                        13,393
 8/31/2009              13,766                        14,425
 9/30/2009              14,499                        15,236
10/31/2009              14,234                        15,001
11/30/2009              14,427                        15,117
12/31/2009              14,568                        15,309
 1/31/2010              14,342                        15,107
 2/28/2010              14,322                        15,020
 3/31/2010              15,345                        16,137
 4/30/2010              15,580                        16,456
 5/31/2010              13,737                        14,479
 6/30/2010              13,704                        14,343
 7/31/2010              14,957                        15,573
 8/31/2010              14,512                        15,168
 9/30/2010              16,108                        16,889
10/31/2010              16,740                        17,585
11/30/2010              16,274                        17,125
12/31/2010              18,051                        19,061
 1/31/2011              18,271                        19,161
 2/28/2011              18,828                        19,705
 3/31/2011              18,799                        19,687
 4/30/2011              19,693                        20,663
 5/31/2011              19,146                        20,091
 6/30/2011              18,757                        19,656
 7/31/2011              18,577                        19,549
 8/31/2011              17,121                        18,005
 9/30/2011              15,097                        15,938
10/31/2011              16,251                        17,232
11/30/2011              15,738                        16,366
12/31/2011              15,281                        16,047
 1/31/2012              16,583                        17,373
 2/29/2012              17,422                        18,357
 3/31/2012              17,490                        18,235
 4/30/2012              17,280                        18,141
 5/31/2012              15,269                        16,009
 6/30/2012              15,866                        16,561
 7/31/2012              15,821                        16,689
 8/31/2012              16,370                        17,168
 9/30/2012              17,053                        17,982
10/31/2012              17,165                        18,069
11/30/2012              17,311                        18,162
12/31/2012              18,162                        18,852
 1/31/2013              18,960                        19,759
 2/28/2013              18,948                        19,830
 3/31/2013              19,293                        20,217
 4/30/2013              19,806                        20,803
 5/31/2013              19,373                        20,315
 6/30/2013              18,859                        19,512
 7/31/2013              20,107                        20,731
 8/31/2013              20,038                        20,695
 9/30/2013              21,688                        22,432
10/31/2013              22,428                        23,095
11/30/2013              22,532                        23,125
12/31/2013              23,146                        23,669
 1/31/2014              22,736                        23,260
 2/28/2014              24,158                        24,579
 3/31/2014              24,122                        24,487
 4/30/2014              24,134                        24,410
 5/31/2014              24,291                        24,716
 6/30/2014              24,740                        25,277
 7/31/2014              23,953                        24,623
 8/31/2014              24,110                        24,683
 9/30/2014              22,645                        23,188
10/31/2014              22,182                        22,601
11/30/2014              21,964                        22,578
12/31/2014              21,688                        22,404
 1/31/2015              21,509                        22,206
 2/28/2015              22,888                        23,626
 3/31/2015              22,531                        23,307
 4/30/2015              23,795                        24,493
 5/31/2015              24,076                        24,640
 6/30/2015              23,710                        24,277
 7/31/2015              23,556                        24,240
 8/31/2015              22,568                        23,161
 9/30/2015              21,818                        22,328
10/31/2015              22,914                        23,653
11/30/2015              22,939                        23,602
12/31/2015              22,970                        23,627
 1/31/2016              21,475                        21,829
 2/29/2016              21,342                        21,945
 3/31/2016              23,058                        23,770
 4/30/2016              23,594                        24,520
 5/31/2016              23,728                        24,551
 6/30/2016              22,797                        23,465
 7/31/2016              24,112                        24,859
 8/31/2016              24,099                        24,650
 9/30/2016              24,810                        25,343
10/31/2016              24,158                        24,591
11/30/2016              23,723                        23,983
12/31/2016              24,302                        24,647
 1/31/2017              25,315                        25,534
 2/28/2017              25,723                        26,025
 3/31/2017              26,342                        26,523
 4/30/2017              27,201                        27,462
 5/31/2017              28,003                        28,364
 6/30/2017              28,284                        28,454
 7/31/2017              29,275                        29,456
 8/31/2017              29,431                        29,704
 9/30/2017              30,258                        30,519
10/31/2017              30,570                        30,950
11/30/2017              30,812                        31,387
12/31/2017              31,651                        32,296
 1/31/2018              33,184                        33,803
 2/28/2018              31,756                        32,490
 3/31/2018              31,532                        32,134
 4/30/2018              31,800                        32,624
 5/31/2018              31,532                        32,392
 6/30/2018              30,915                        31,832
 7/31/2018              31,213                        32,013
 8/31/2018              30,736                        31,792
 9/30/2018              30,559                        31,561
10/31/2018              27,653                        28,552

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.54%     4.28%     10.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2018

                                    [CHART]


                   Global Small           MSCI All Country World
                Company Portfolio    Small Cap Index (net dividends)
               ------------------    -------------------------------
    1/18/2017        $10,000                     $10,000
    1/31/2017         10,100                      10,072
    2/28/2017         10,280                      10,318
    3/31/2017         10,400                      10,415
    4/30/2017         10,570                      10,614
    5/31/2017         10,550                      10,682
    6/30/2017         10,740                      10,839
    7/31/2017         10,970                      11,100
    8/31/2017         10,890                      11,119
    9/30/2017         11,380                      11,508
   10/31/2017         11,530                      11,701
   11/30/2017         11,770                      11,951
   12/31/2017         11,921                      12,160
    1/31/2018         12,360                      12,622
    2/28/2018         11,819                      12,116
    3/31/2018         11,839                      12,103
    4/30/2018         11,910                      12,200
    5/31/2018         12,155                      12,459
    6/30/2018         12,023                      12,338
    7/31/2018         12,227                      12,488
    8/31/2018         12,360                      12,710
    9/30/2018         12,125                      12,506
   10/31/2018         10,951                      11,259

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -5.02%     5.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2008                $10,000                       $10,000
11/30/2008                 10,259                        10,408
12/31/2008                 11,303                        11,219
 1/31/2009                 10,527                        10,631
 2/28/2009                  9,152                         9,233
 3/31/2009                  9,576                         9,559
 4/30/2009                  9,956                        10,048
 5/31/2009                 11,181                        11,278
 6/30/2009                 11,920                        11,995
 7/31/2009                 12,168                        12,295
 8/31/2009                 12,807                        12,985
 9/30/2009                 12,669                        12,933
10/31/2009                 12,208                        12,460
11/30/2009                 11,714                        12,015
12/31/2009                 11,665                        11,790
 1/31/2010                 11,820                        12,045
 2/28/2010                 12,043                        12,273
 3/31/2010                 12,655                        12,832
 4/30/2010                 13,024                        13,179
 5/31/2010                 11,933                        12,265
 6/30/2010                 12,117                        12,319
 7/31/2010                 12,325                        12,469
 8/31/2010                 11,987                        12,205
 9/30/2010                 12,517                        12,704
10/31/2010                 12,248                        12,599
11/30/2010                 12,552                        12,845
12/31/2010                 13,707                        14,141
 1/31/2011                 14,012                        14,309
 2/28/2011                 14,658                        14,885
 3/31/2011                 13,742                        13,966
 4/30/2011                 13,672                        13,979
 5/31/2011                 13,445                        13,771
 6/30/2011                 14,114                        14,284
 7/31/2011                 14,625                        14,877
 8/31/2011                 14,228                        14,269
 9/30/2011                 14,151                        14,282
10/31/2011                 13,420                        13,755
11/30/2011                 13,640                        13,383
12/31/2011                 13,568                        13,591
 1/31/2012                 14,421                        14,149
 2/29/2012                 14,438                        14,303
 3/31/2012                 14,847                        14,685
 4/30/2012                 14,536                        14,472
 5/31/2012                 13,319                        13,270
 6/30/2012                 14,025                        13,837
 7/31/2012                 13,549                        13,620
 8/31/2012                 13,549                        13,542
 9/30/2012                 13,743                        13,917
10/31/2012                 13,447                        13,616
11/30/2012                 13,636                        13,710
12/31/2012                 14,133                        14,136
 1/31/2013                 14,576                        14,665
 2/28/2013                 14,929                        15,163
 3/31/2013                 16,069                        16,388
 4/30/2013                 16,920                        17,465
 5/31/2013                 15,535                        16,081
 6/30/2013                 15,671                        16,038
 7/31/2013                 16,042                        16,299
 8/31/2013                 15,680                        16,078
 9/30/2013                 17,444                        17,909
10/31/2013                 17,490                        17,835
11/30/2013                 17,354                        17,718
12/31/2013                 17,477                        17,860
 1/31/2014                 17,291                        17,808
 2/28/2014                 17,216                        17,413
 3/31/2014                 17,300                        17,458
 4/30/2014                 17,039                        17,133
 5/31/2014                 17,477                        17,695
 6/30/2014                 18,707                        18,948
 7/31/2014                 18,586                        19,050
 8/31/2014                 18,763                        18,913
 9/30/2014                 18,176                        18,281
10/31/2014                 17,840                        17,792
11/30/2014                 17,170                        17,591
12/31/2014                 17,314                        17,776
 1/31/2015                 17,730                        18,372
 2/28/2015                 18,460                        19,034
 3/31/2015                 18,687                        19,402
 4/30/2015                 19,142                        19,764
 5/31/2015                 19,331                        19,998
 6/30/2015                 19,729                        20,290
 7/31/2015                 19,606                        20,212
 8/31/2015                 19,000                        19,520
 9/30/2015                 18,422                        18,819
10/31/2015                 19,378                        20,075
11/30/2015                 19,805                        20,331
12/31/2015                 19,736                        20,499
 1/31/2016                 18,737                        19,194
 2/29/2016                 18,075                        18,996
 3/31/2016                 19,256                        20,181
 4/30/2016                 19,496                        21,059
 5/31/2016                 19,986                        21,064
 6/30/2016                 19,890                        20,939
 7/31/2016                 20,956                        22,062
 8/31/2016                 20,466                        21,281
 9/30/2016                 21,695                        22,428
10/31/2016                 22,099                        22,727
11/30/2016                 21,388                        21,658
12/31/2016                 21,544                        22,050
 1/31/2017                 22,484                        22,883
 2/28/2017                 23,248                        23,586
 3/31/2017                 23,355                        23,543
 4/30/2017                 23,620                        23,946
 5/31/2017                 24,501                        24,826
 6/30/2017                 25,050                        25,060
 7/31/2017                 25,833                        25,728
 8/31/2017                 26,391                        26,207
 9/30/2017                 26,979                        26,622
10/31/2017                 27,968                        27,534
11/30/2017                 28,663                        28,503
12/31/2017                 29,231                        28,943
 1/31/2018                 30,625                        30,170
 2/28/2018                 29,943                        29,806
 3/31/2018                 29,732                        29,549
 4/30/2018                 29,672                        29,589
 5/31/2018                 29,271                        29,522
 6/30/2018                 28,488                        28,618
 7/31/2018                 28,468                        28,370
 8/31/2018                 28,057                        28,189
 9/30/2018                 28,529                        28,582
10/31/2018                 25,780                        25,878

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -7.82%     8.07%     9.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                     Company Portfolio           Index (net dividends)
              -----------------------------  -------------------------------
10/31/2008                $10,000                       $10,000
11/30/2008                  9,041                         8,909
12/31/2008                 10,026                         9,944
 1/31/2009                  8,786                         8,849
 2/28/2009                  8,303                         8,299
 3/31/2009                  9,590                         9,489
 4/30/2009                 11,018                        11,187
 5/31/2009                 13,865                        13,870
 6/30/2009                 13,965                        14,260
 7/31/2009                 15,976                        16,319
 8/31/2009                 16,706                        17,158
 9/30/2009                 18,002                        18,595
10/31/2009                 18,395                        19,041
11/30/2009                 19,253                        19,588
12/31/2009                 19,756                        20,371
 1/31/2010                 18,681                        19,068
 2/28/2010                 19,006                        19,307
 3/31/2010                 20,569                        20,899
 4/30/2010                 20,840                        21,483
 5/31/2010                 17,952                        18,239
 6/30/2010                 17,727                        18,135
 7/31/2010                 19,689                        19,980
 8/31/2010                 19,662                        19,936
 9/30/2010                 22,644                        22,929
10/31/2010                 23,611                        23,947
11/30/2010                 23,289                        23,627
12/31/2010                 25,567                        26,012
 1/31/2011                 25,014                        25,255
 2/28/2011                 25,167                        25,394
 3/31/2011                 25,695                        26,173
 4/30/2011                 26,774                        27,232
 5/31/2011                 25,981                        26,608
 6/30/2011                 25,098                        25,662
 7/31/2011                 25,503                        26,041
 8/31/2011                 23,718                        24,230
 9/30/2011                 19,291                        19,824
10/31/2011                 22,291                        23,072
11/30/2011                 21,691                        21,499
12/31/2011                 20,421                        20,810
 1/31/2012                 22,527                        22,970
 2/29/2012                 24,229                        24,756
 3/31/2012                 23,867                        23,981
 4/30/2012                 23,766                        24,111
 5/31/2012                 20,798                        20,981
 6/30/2012                 21,229                        21,275
 7/31/2012                 21,536                        21,974
 8/31/2012                 22,251                        22,325
 9/30/2012                 23,346                        23,513
10/31/2012                 23,871                        23,998
11/30/2012                 24,200                        24,235
12/31/2012                 25,327                        24,843
 1/31/2013                 26,591                        26,160
 2/28/2013                 26,698                        26,470
 3/31/2013                 26,814                        26,537
 4/30/2013                 26,358                        26,326
 5/31/2013                 24,392                        24,388
 6/30/2013                 22,671                        22,302
 7/31/2013                 23,776                        23,194
 8/31/2013                 23,957                        23,395
 9/30/2013                 25,635                        25,195
10/31/2013                 26,368                        25,637
11/30/2013                 25,433                        24,554
12/31/2013                 25,745                        24,670
 1/31/2014                 24,526                        23,527
 2/28/2014                 25,933                        24,794
 3/31/2014                 26,310                        25,251
 4/30/2014                 26,365                        25,416
 5/31/2014                 26,388                        25,624
 6/30/2014                 26,576                        25,762
 7/31/2014                 27,130                        26,324
 8/31/2014                 27,551                        26,526
 9/30/2014                 25,002                        24,089
10/31/2014                 25,357                        24,373
11/30/2014                 24,348                        23,601
12/31/2014                 23,633                        23,009
 1/31/2015                 23,072                        22,556
 2/28/2015                 24,194                        23,650
 3/31/2015                 23,843                        23,224
 4/30/2015                 25,759                        24,557
 5/31/2015                 26,039                        24,437
 6/30/2015                 24,194                        22,678
 7/31/2015                 23,014                        21,654
 8/31/2015                 21,039                        19,635
 9/30/2015                 20,736                        19,229
10/31/2015                 22,266                        20,797
11/30/2015                 22,184                        20,626
12/31/2015                 22,792                        20,976
 1/31/2016                 21,138                        19,153
 2/29/2016                 21,442                        19,621
 3/31/2016                 23,996                        21,886
 4/30/2016                 24,312                        22,279
 5/31/2016                 24,045                        21,908
 6/30/2016                 24,434                        22,057
 7/31/2016                 26,112                        23,688
 8/31/2016                 25,918                        23,511
 9/30/2016                 26,684                        24,004
10/31/2016                 25,869                        22,994
11/30/2016                 25,358                        22,626
12/31/2016                 25,071                        22,545
 1/31/2017                 26,207                        23,272
 2/28/2017                 26,939                        23,938
 3/31/2017                 27,394                        24,290
 4/30/2017                 27,116                        24,191
 5/31/2017                 27,078                        24,341
 6/30/2017                 28,088                        25,093
 7/31/2017                 28,972                        25,709
 8/31/2017                 29,275                        26,002
 9/30/2017                 29,275                        26,162
10/31/2017                 29,931                        26,845
11/30/2017                 30,284                        27,353
12/31/2017                 31,379                        28,404
 1/31/2018                 32,694                        29,645
 2/28/2018                 31,616                        28,726
 3/31/2018                 31,169                        27,888
 4/30/2018                 31,064                        28,026
 5/31/2018                 31,590                        28,160
 6/30/2018                 30,656                        27,349
 7/31/2018                 30,735                        27,407
 8/31/2018                 30,039                        26,958
 9/30/2018                 30,025                        26,922
10/31/2018                 27,383                        24,430

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.51%     0.76%     10.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2008               $10,000                        $10,000
11/30/2008                 9,285                         9,073
12/31/2008                 9,073                         8,842
 1/31/2009                 8,853                         8,794
 2/28/2009                 8,485                         8,502
 3/31/2009                 8,849                         8,996
 4/30/2009                10,700                        11,062
 5/31/2009                11,792                        12,230
 6/30/2009                11,843                        12,317
 7/31/2009                12,868                        13,450
 8/31/2009                13,865                        14,747
 9/30/2009                14,267                        15,087
10/31/2009                14,281                        15,109
11/30/2009                14,231                        14,952
12/31/2009                14,524                        15,321
 1/31/2010                14,378                        15,250
 2/28/2010                13,884                        14,567
 3/31/2010                15,042                        15,851
 4/30/2010                15,588                        16,483
 5/31/2010                13,819                        14,502
 6/30/2010                14,079                        14,565
 7/31/2010                15,975                        16,317
 8/31/2010                15,380                        15,873
 9/30/2010                17,017                        17,622
10/31/2010                17,904                        18,374
11/30/2010                17,017                        17,608
12/31/2010                18,747                        19,451
 1/31/2011                19,015                        19,639
 2/28/2011                19,582                        20,157
 3/31/2011                19,209                        19,809
 4/30/2011                20,905                        21,625
 5/31/2011                20,770                        21,351
 6/30/2011                20,107                        20,632
 7/31/2011                19,964                        20,575
 8/31/2011                17,966                        18,476
 9/30/2011                16,147                        16,528
10/31/2011                17,853                        18,334
11/30/2011                17,305                        17,622
12/31/2011                16,761                        17,034
 1/31/2012                18,234                        18,762
 2/29/2012                19,724                        20,505
 3/31/2012                20,140                        20,572
 4/30/2012                20,481                        20,922
 5/31/2012                18,168                        18,330
 6/30/2012                19,051                        19,203
 7/31/2012                19,366                        19,552
 8/31/2012                20,419                        20,587
 9/30/2012                21,463                        21,686
10/31/2012                21,928                        22,135
11/30/2012                22,062                        22,143
12/31/2012                23,267                        23,161
 1/31/2013                23,675                        23,771
 2/28/2013                23,882                        23,905
 3/31/2013                24,589                        24,549
 4/30/2013                25,203                        25,162
 5/31/2013                25,427                        25,502
 6/30/2013                24,866                        24,583
 7/31/2013                26,959                        26,630
 8/31/2013                27,145                        26,995
 9/30/2013                28,970                        29,021
10/31/2013                30,001                        30,042
11/30/2013                30,675                        30,750
12/31/2013                32,358                        32,235
 1/31/2014                31,584                        31,550
 2/28/2014                34,405                        34,610
 3/31/2014                33,340                        33,361
 4/30/2014                32,782                        32,563
 5/31/2014                32,740                        32,626
 6/30/2014                32,702                        32,549
 7/31/2014                31,674                        31,629
 8/31/2014                32,142                        31,962
 9/30/2014                30,306                        30,087
10/31/2014                30,221                        29,895
11/30/2014                29,986                        29,905
12/31/2014                30,460                        30,396
 1/31/2015                29,761                        29,568
 2/28/2015                32,549                        32,489
 3/31/2015                30,847                        30,993
 4/30/2015                32,788                        32,981
 5/31/2015                34,425                        34,494
 6/30/2015                34,323                        34,537
 7/31/2015                34,387                        34,784
 8/31/2015                32,926                        33,415
 9/30/2015                31,926                        32,183
10/31/2015                33,072                        33,609
11/30/2015                33,016                        33,336
12/31/2015                32,647                        32,980
 1/31/2016                30,054                        29,779
 2/29/2016                29,507                        29,467
 3/31/2016                31,268                        31,545
 4/30/2016                31,419                        31,968
 5/31/2016                31,912                        32,889
 6/30/2016                27,881                        28,214
 7/31/2016                29,386                        29,836
 8/31/2016                30,006                        30,336
 9/30/2016                30,035                        30,594
10/31/2016                27,713                        28,268
11/30/2016                28,364                        28,902
12/31/2016                28,907                        29,533
 1/31/2017                29,824                        30,207
 2/28/2017                30,266                        30,914
 3/31/2017                31,036                        31,408
 4/30/2017                33,378                        33,927
 5/31/2017                33,734                        34,611
 6/30/2017                33,053                        33,831
 7/31/2017                34,338                        35,306
 8/31/2017                33,706                        34,912
 9/30/2017                35,454                        36,680
10/31/2017                35,827                        37,350
11/30/2017                35,783                        37,489
12/31/2017                37,118                        39,116
 1/31/2018                38,298                        40,520
 2/28/2018                35,664                        38,102
 3/31/2018                36,248                        38,534
 4/30/2018                37,416                        39,909
 5/31/2018                37,332                        39,782
 6/30/2018                36,994                        39,465
 7/31/2018                36,779                        39,335
 8/31/2018                36,204                        38,751
 9/30/2018                35,772                        37,942
10/31/2018                32,482                        34,418

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.34%     1.60%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     9,217                           9,171
12/31/2008                    10,178                          10,018
 1/31/2009                     9,021                           9,119
 2/28/2009                     8,237                           8,316
 3/31/2009                     8,829                           8,959
 4/30/2009                    10,267                          10,824
 5/31/2009                    11,760                          12,440
 6/30/2009                    11,608                          12,280
 7/31/2009                    12,529                          13,383
 8/31/2009                    13,573                          14,756
 9/30/2009                    14,731                          16,170
10/31/2009                    14,312                          15,729
11/30/2009                    14,741                          16,052
12/31/2009                    14,690                          16,125
 1/31/2010                    14,441                          15,910
 2/28/2010                    14,135                          15,457
 3/31/2010                    15,177                          16,710
 4/30/2010                    15,034                          16,605
 5/31/2010                    12,892                          14,036
 6/30/2010                    12,801                          13,826
 7/31/2010                    14,334                          15,483
 8/31/2010                    13,674                          14,747
 9/30/2010                    15,564                          17,023
10/31/2010                    16,437                          18,115
11/30/2010                    15,156                          16,742
12/31/2010                    17,124                          19,086
 1/31/2011                    17,602                          19,518
 2/28/2011                    17,895                          19,849
 3/31/2011                    18,501                          20,519
 4/30/2011                    19,741                          21,952
 5/31/2011                    19,067                          21,115
 6/30/2011                    18,447                          20,433
 7/31/2011                    17,397                          19,193
 8/31/2011                    15,614                          17,188
 9/30/2011                    13,248                          14,606
10/31/2011                    14,614                          16,206
11/30/2011                    13,637                          14,940
12/31/2011                    13,104                          14,432
 1/31/2012                    14,344                          15,863
 2/29/2012                    15,255                          17,081
 3/31/2012                    15,285                          16,942
 4/30/2012                    14,924                          16,660
 5/31/2012                    12,882                          14,375
 6/30/2012                    13,436                          15,084
 7/31/2012                    13,303                          15,030
 8/31/2012                    13,896                          15,685
 9/30/2012                    14,627                          16,530
10/31/2012                    14,884                          16,814
11/30/2012                    15,069                          17,072
12/31/2012                    15,978                          17,993
 1/31/2013                    17,184                          19,458
 2/28/2013                    17,009                          19,398
 3/31/2013                    16,627                          18,900
 4/30/2013                    17,297                          19,634
 5/31/2013                    17,617                          20,079
 6/30/2013                    17,029                          19,186
 7/31/2013                    18,506                          20,931
 8/31/2013                    18,527                          20,892
 9/30/2013                    20,137                          22,678
10/31/2013                    21,282                          24,043
11/30/2013                    21,661                          24,471
12/31/2013                    22,263                          25,106
 1/31/2014                    22,126                          24,898
 2/28/2014                    24,062                          27,074
 3/31/2014                    24,178                          27,097
 4/30/2014                    24,399                          27,211
 5/31/2014                    24,494                          27,517
 6/30/2014                    24,276                          27,248
 7/31/2014                    22,845                          25,641
 8/31/2014                    22,567                          25,435
 9/30/2014                    21,354                          24,033
10/31/2014                    20,712                          23,248
11/30/2014                    21,204                          23,929
12/31/2014                    20,531                          23,358
 1/31/2015                    20,659                          23,412
 2/28/2015                    22,076                          25,139
 3/31/2015                    21,969                          24,886
 4/30/2015                    23,138                          26,217
 5/31/2015                    23,160                          26,043
 6/30/2015                    22,661                          25,427
 7/31/2015                    23,292                          26,370
 8/31/2015                    22,411                          25,351
 9/30/2015                    21,614                          24,494
10/31/2015                    22,651                          25,894
11/30/2015                    22,608                          25,826
12/31/2015                    22,881                          26,209
 1/31/2016                    21,328                          24,137
 2/29/2016                    21,284                          24,221
 3/31/2016                    23,092                          26,394
 4/30/2016                    23,563                          26,723
 5/31/2016                    23,607                          26,838
 6/30/2016                    22,312                          25,094
 7/31/2016                    23,772                          26,722
 8/31/2016                    24,072                          26,950
 9/30/2016                    24,666                          27,597
10/31/2016                    23,942                          26,571
11/30/2016                    23,039                          25,491
12/31/2016                    24,223                          26,839
 1/31/2017                    25,286                          27,887
 2/28/2017                    25,543                          28,205
 3/31/2017                    26,639                          29,376
 4/30/2017                    28,273                          31,183
 5/31/2017                    29,828                          32,863
 6/30/2017                    29,827                          32,701
 7/31/2017                    30,959                          34,183
 8/31/2017                    31,027                          34,476
 9/30/2017                    32,062                          35,655
10/31/2017                    32,006                          35,666
11/30/2017                    32,062                          35,846
12/31/2017                    32,733                          36,763
 1/31/2018                    34,989                          39,277
 2/28/2018                    33,500                          37,545
 3/31/2018                    32,985                          36,854
 4/30/2018                    33,054                          37,476
 5/31/2018                    32,401                          36,547
 6/30/2018                    31,738                          36,094
 7/31/2018                    32,599                          37,000
 8/31/2018                    32,192                          36,667
 9/30/2018                    31,569                          35,922
10/31/2018                    28,441                          32,281



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -11.14%     5.97%     11.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2008                $10,000                          $10,000
11/30/2008                  9,306                            9,331
12/31/2008                  9,693                            9,616
 1/31/2009                  8,682                            8,700
 2/28/2009                  7,523                            7,567
 3/31/2009                  8,041                            8,014
 4/30/2009                  8,855                            8,931
 5/31/2009                 10,039                            9,925
 6/30/2009                 10,261                           10,160
 7/31/2009                 11,173                           11,068
 8/31/2009                 12,407                           12,416
 9/30/2009                 13,196                           13,260
10/31/2009                 12,925                           13,051
11/30/2009                 13,073                           13,060
12/31/2009                 13,281                           13,284
 1/31/2010                 12,785                           12,852
 2/28/2010                 12,840                           12,803
 3/31/2010                 13,281                           13,248
 4/30/2010                 13,391                           13,404
 5/31/2010                 11,986                           11,931
 6/30/2010                 12,014                           11,978
 7/31/2010                 13,419                           13,282
 8/31/2010                 13,446                           13,320
 9/30/2010                 14,742                           14,598
10/31/2010                 15,375                           15,195
11/30/2010                 14,411                           14,262
12/31/2010                 15,684                           15,530
 1/31/2011                 15,747                           15,527
 2/28/2011                 16,403                           16,153
 3/31/2011                 16,434                           16,194
 4/30/2011                 17,465                           17,200
 5/31/2011                 17,371                           17,104
 6/30/2011                 17,246                           16,937
 7/31/2011                 16,965                           16,694
 8/31/2011                 16,278                           16,004
 9/30/2011                 14,184                           14,032
10/31/2011                 15,309                           15,183
11/30/2011                 14,997                           14,558
12/31/2011                 14,468                           14,193
 1/31/2012                 15,459                           15,112
 2/29/2012                 15,988                           15,720
 3/31/2012                 16,186                           15,779
 4/30/2012                 16,516                           16,158
 5/31/2012                 15,558                           15,104
 6/30/2012                 16,582                           16,137
 7/31/2012                 17,342                           17,013
 8/31/2012                 17,606                           17,173
 9/30/2012                 18,003                           17,631
10/31/2012                 18,730                           18,280
11/30/2012                 18,862                           18,408
12/31/2012                 19,302                           18,723
 1/31/2013                 19,601                           19,204
 2/28/2013                 19,750                           19,376
 3/31/2013                 20,535                           20,111
 4/30/2013                 21,617                           21,166
 5/31/2013                 19,638                           19,257
 6/30/2013                 18,929                           18,442
 7/31/2013                 19,004                           18,482
 8/31/2013                 18,294                           17,832
 9/30/2013                 19,862                           19,360
10/31/2013                 20,460                           19,935
11/30/2013                 19,825                           19,315
12/31/2013                 19,741                           19,165
 1/31/2014                 19,387                           18,819
 2/28/2014                 20,527                           19,864
 3/31/2014                 20,488                           19,791
 4/30/2014                 21,353                           20,582
 5/31/2014                 21,982                           21,198
 6/30/2014                 22,454                           21,737
 7/31/2014                 22,415                           21,773
 8/31/2014                 22,808                           22,132
 9/30/2014                 21,314                           20,646
10/31/2014                 22,140                           21,292
11/30/2014                 22,218                           21,498
12/31/2014                 21,933                           21,262
 1/31/2015                 22,770                           21,969
 2/28/2015                 23,147                           22,367
 3/31/2015                 22,519                           21,723
 4/30/2015                 23,021                           22,203
 5/31/2015                 22,393                           21,583
 6/30/2015                 21,891                           21,039
 7/31/2015                 22,058                           21,268
 8/31/2015                 20,845                           20,071
 9/30/2015                 21,012                           20,135
10/31/2015                 22,058                           21,301
11/30/2015                 21,389                           20,630
12/31/2015                 21,138                           20,509
 1/31/2016                 20,797                           19,953
 2/29/2016                 21,224                           20,605
 3/31/2016                 22,971                           22,273
 4/30/2016                 23,738                           23,047
 5/31/2016                 23,099                           22,370
 6/30/2016                 23,397                           22,565
 7/31/2016                 24,463                           23,648
 8/31/2016                 23,866                           23,114
 9/30/2016                 23,866                           23,078
10/31/2016                 22,289                           21,573
11/30/2016                 21,224                           20,553
12/31/2016                 21,790                           21,149
 1/31/2017                 22,068                           21,348
 2/28/2017                 22,486                           21,809
 3/31/2017                 22,717                           21,916
 4/30/2017                 23,135                           22,312
 5/31/2017                 23,506                           22,757
 6/30/2017                 23,181                           22,482
 7/31/2017                 23,969                           23,184
 8/31/2017                 23,969                           23,211
 9/30/2017                 23,691                           22,975
10/31/2017                 23,506                           22,803
11/30/2017                 24,340                           23,641
12/31/2017                 25,142                           24,458
 1/31/2018                 25,964                           25,239
 2/28/2018                 24,514                           23,898
 3/31/2018                 24,949                           24,150
 4/30/2018                 25,287                           24,548
 5/31/2018                 25,046                           24,260
 6/30/2018                 24,852                           24,093
 7/31/2018                 25,191                           24,388
 8/31/2018                 24,804                           24,100
 9/30/2018                 24,562                           23,754
10/31/2018                 23,450                           22,686




AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -0.24%     2.77%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
10/31/2008                  $10,000                        $10,000
11/30/2008                    8,344                          8,343
12/31/2008                    9,324                          9,202
 1/31/2009                    7,975                          7,910
 2/28/2009                    6,592                          6,545
 3/31/2009                    6,930                          6,854
 4/30/2009                    8,363                          8,286
 5/31/2009                    9,003                          8,815
 6/30/2009                    8,953                          8,770
 7/31/2009                    9,830                          9,624
 8/31/2009                   11,044                         10,878
 9/30/2009                   11,769                         11,600
10/31/2009                   11,381                         11,236
11/30/2009                   11,853                         11,613
12/31/2009                   12,370                         12,122
 1/31/2010                   11,810                         11,592
 2/28/2010                   12,189                         11,897
 3/31/2010                   13,038                         12,724
 4/30/2010                   13,579                         13,280
 5/31/2010                   12,568                         12,241
 6/30/2010                   12,207                         11,878
 7/31/2010                   13,507                         13,086
 8/31/2010                   13,435                         13,003
 9/30/2010                   14,320                         13,859
10/31/2010                   14,952                         14,473
11/30/2010                   14,374                         13,916
12/31/2010                   15,313                         14,799
 1/31/2011                   15,642                         15,065
 2/28/2011                   16,318                         15,716
 3/31/2011                   16,202                         15,588
 4/30/2011                   17,169                         16,508
 5/31/2011                   17,266                         16,590
 6/30/2011                   16,879                         16,194
 7/31/2011                   16,918                         16,243
 8/31/2011                   16,106                         15,412
 9/30/2011                   14,211                         13,628
10/31/2011                   15,874                         15,242
11/30/2011                   15,390                         14,637
12/31/2011                   15,591                         14,889
 1/31/2012                   16,589                         15,848
 2/29/2012                   16,709                         15,977
 3/31/2012                   17,307                         16,487
 4/30/2012                   17,747                         16,931
 5/31/2012                   16,848                         16,027
 6/30/2012                   17,866                         16,989
 7/31/2012                   18,385                         17,534
 8/31/2012                   18,465                         17,592
 9/30/2012                   18,405                         17,552
10/31/2012                   18,625                         17,713
11/30/2012                   18,625                         17,724
12/31/2012                   19,204                         18,222
 1/31/2013                   19,736                         18,808
 2/28/2013                   19,928                         19,010
 3/31/2013                   20,568                         19,618
 4/30/2013                   21,825                         20,814
 5/31/2013                   20,248                         19,316
 6/30/2013                   19,736                         18,756
 7/31/2013                   19,864                         18,880
 8/31/2013                   18,735                         17,803
 9/30/2013                   19,715                         18,725
10/31/2013                   20,440                         19,444
11/30/2013                   19,545                         18,590
12/31/2013                   19,544                         18,538
 1/31/2014                   19,875                         18,850
 2/28/2014                   20,959                         19,823
 3/31/2014                   21,025                         19,841
 4/30/2014                   21,821                         20,551
 5/31/2014                   22,396                         21,079
 6/30/2014                   22,705                         21,414
 7/31/2014                   22,705                         21,425
 8/31/2014                   23,258                         21,937
 9/30/2014                   21,799                         20,543
10/31/2014                   23,501                         22,031
11/30/2014                   23,833                         22,376
12/31/2014                   23,988                         22,531
 1/31/2015                   25,366                         23,754
 2/28/2015                   24,929                         23,367
 3/31/2015                   24,952                         23,348
 4/30/2015                   24,218                         22,657
 5/31/2015                   23,919                         22,372
 6/30/2015                   23,070                         21,503
 7/31/2015                   23,942                         22,335
 8/31/2015                   22,542                         20,983
 9/30/2015                   23,070                         21,388
10/31/2015                   24,310                         22,601
11/30/2015                   23,965                         22,244
12/31/2015                   24,153                         22,433
 1/31/2016                   23,495                         21,712
 2/29/2016                   23,613                         21,914
 3/31/2016                   25,870                         23,989
 4/30/2016                   25,753                         23,899
 5/31/2016                   25,870                         23,953
 6/30/2016                   27,187                         25,063
 7/31/2016                   28,363                         26,201
 8/31/2016                   27,493                         25,339
 9/30/2016                   27,164                         25,006
10/31/2016                   25,494                         23,480
11/30/2016                   24,765                         22,832
12/31/2016                   25,739                         23,728
 1/31/2017                   25,813                         23,746
 2/28/2017                   26,556                         24,489
 3/31/2017                   26,234                         24,071
 4/30/2017                   26,407                         24,220
 5/31/2017                   26,482                         24,249
 6/30/2017                   26,704                         24,474
 7/31/2017                   27,249                         24,916
 8/31/2017                   27,323                         24,853
 9/30/2017                   27,100                         24,751
10/31/2017                   26,977                         24,491
11/30/2017                   27,818                         25,228
12/31/2017                   28,108                         25,487
 1/31/2018                   27,826                         25,079
 2/28/2018                   25,952                         23,404
 3/31/2018                   26,799                         24,011
 4/30/2018                   26,979                         24,374
 5/31/2018                   27,543                         24,893
 6/30/2018                   28,236                         25,464
 7/31/2018                   28,544                         25,677
 8/31/2018                   28,904                         26,075
 9/30/2018                   28,339                         25,456
10/31/2018                   27,492                         24,627



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.91%     6.11%     10.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,445                             9,515
12/31/2008                10,304                            10,150
 1/31/2009                 9,435                             9,560
 2/28/2009                 8,399                             8,687
 3/31/2009                 8,946                             9,245
 4/30/2009                10,397                            10,670
 5/31/2009                11,829                            12,249
 6/30/2009                11,790                            12,396
 7/31/2009                12,887                            13,393
 8/31/2009                14,004                            14,425
 9/30/2009                14,663                            15,236
10/31/2009                14,142                            15,001
11/30/2009                14,208                            15,117
12/31/2009                14,375                            15,309
 1/31/2010                14,099                            15,107
 2/28/2010                13,966                            15,020
 3/31/2010                15,099                            16,137
 4/30/2010                15,290                            16,456
 5/31/2010                13,232                            14,479
 6/30/2010                12,966                            14,343
 7/31/2010                14,227                            15,573
 8/31/2010                13,563                            15,168
 9/30/2010                15,086                            16,889
10/31/2010                15,558                            17,585
11/30/2010                15,115                            17,125
12/31/2010                16,977                            19,061
 1/31/2011                17,333                            19,161
 2/28/2011                17,836                            19,705
 3/31/2011                17,925                            19,687
 4/30/2011                18,695                            20,663
 5/31/2011                18,053                            20,091
 6/30/2011                17,659                            19,656
 7/31/2011                17,320                            19,549
 8/31/2011                15,673                            18,005
 9/30/2011                13,824                            15,938
10/31/2011                14,876                            17,232
11/30/2011                14,395                            16,366
12/31/2011                14,012                            16,047
 1/31/2012                15,416                            17,373
 2/29/2012                16,334                            18,357
 3/31/2012                16,355                            18,235
 4/30/2012                15,901                            18,141
 5/31/2012                13,878                            16,009
 6/30/2012                14,563                            16,561
 7/31/2012                14,521                            16,689
 8/31/2012                15,054                            17,168
 9/30/2012                15,758                            17,982
10/31/2012                15,905                            18,069
11/30/2012                16,125                            18,162
12/31/2012                17,131                            18,852
 1/31/2013                18,010                            19,759
 2/28/2013                18,117                            19,830
 3/31/2013                18,486                            20,217
 4/30/2013                19,012                            20,803
 5/31/2013                18,636                            20,315
 6/30/2013                18,069                            19,512
 7/31/2013                19,416                            20,731
 8/31/2013                19,177                            20,695
 9/30/2013                21,035                            22,432
10/31/2013                21,915                            23,095
11/30/2013                21,948                            23,125
12/31/2013                22,679                            23,669
 1/31/2014                22,367                            23,260
 2/28/2014                23,905                            24,579
 3/31/2014                24,061                            24,487
 4/30/2014                23,961                            24,410
 5/31/2014                24,150                            24,716
 6/30/2014                24,529                            25,277
 7/31/2014                23,668                            24,623
 8/31/2014                23,825                            24,683
 9/30/2014                22,438                            23,188
10/31/2014                21,944                            22,601
11/30/2014                21,787                            22,578
12/31/2014                21,548                            22,404
 1/31/2015                21,409                            22,206
 2/28/2015                23,008                            23,626
 3/31/2015                22,556                            23,307
 4/30/2015                23,691                            24,493
 5/31/2015                24,062                            24,640
 6/30/2015                23,726                            24,277
 7/31/2015                23,436                            24,240
 8/31/2015                22,435                            23,161
 9/30/2015                21,539                            22,328
10/31/2015                22,671                            23,653
11/30/2015                22,496                            23,602
12/31/2015                22,408                            23,627
 1/31/2016                20,752                            21,829
 2/29/2016                20,572                            21,945
 3/31/2016                22,226                            23,770
 4/30/2016                22,985                            24,520
 5/31/2016                22,804                            24,551
 6/30/2016                21,524                            23,465
 7/31/2016                23,074                            24,859
 8/31/2016                23,159                            24,650
 9/30/2016                23,793                            25,343
10/31/2016                23,598                            24,591
11/30/2016                23,463                            23,983
12/31/2016                24,201                            24,647
 1/31/2017                25,245                            25,534
 2/28/2017                25,575                            26,025
 3/31/2017                26,072                            26,523
 4/30/2017                26,733                            27,462
 5/31/2017                27,230                            28,364
 6/30/2017                27,723                            28,454
 7/31/2017                28,769                            29,456
 8/31/2017                28,910                            29,704
 9/30/2017                29,829                            30,519
10/31/2017                30,085                            30,950
11/30/2017                30,110                            31,387
12/31/2017                30,972                            32,296
 1/31/2018                32,334                            33,803
 2/28/2018                30,743                            32,490
 3/31/2018                30,271                            32,134
 4/30/2018                30,878                            32,624
 5/31/2018                29,988                            32,392
 6/30/2018                29,220                            31,832
 7/31/2018                29,678                            32,013
 8/31/2018                28,802                            31,792
 9/30/2018                28,935                            31,561
10/31/2018                26,064                            28,552



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -13.37%     3.53%     10.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)


--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,407                       9,458
12/31/2008                 10,085                       9,956
 1/31/2009                  8,998                       9,027
 2/28/2009                  8,000                       8,113
 3/31/2009                  8,758                       8,648
 4/30/2009                 10,265                       9,763
 5/31/2009                 11,847                      10,998
 6/30/2009                 11,768                      10,884
 7/31/2009                 12,930                      11,906
 8/31/2009                 13,760                      12,477
 9/30/2009                 14,452                      12,992
10/31/2009                 13,952                      12,783
11/30/2009                 14,255                      13,099
12/31/2009                 14,414                      13,308
 1/31/2010                 13,913                      12,684
 2/28/2010                 13,883                      12,672
 3/31/2010                 14,984                      13,487
 4/30/2010                 15,015                      13,286
 5/31/2010                 13,161                      11,820
 6/30/2010                 12,962                      11,649
 7/31/2010                 14,330                      12,726
 8/31/2010                 13,731                      12,345
 9/30/2010                 15,266                      13,530
10/31/2010                 15,852                      14,012
11/30/2010                 15,282                      13,418
12/31/2010                 16,909                      14,499
 1/31/2011                 17,300                      14,811
 2/28/2011                 17,878                      15,360
 3/31/2011                 17,628                      15,052
 4/30/2011                 18,520                      15,872
 5/31/2011                 17,909                      15,402
 6/30/2011                 17,541                      15,182
 7/31/2011                 17,129                      14,932
 8/31/2011                 15,606                      13,670
 9/30/2011                 13,738                      12,297
10/31/2011                 14,903                      13,493
11/30/2011                 14,440                      12,869
12/31/2011                 14,042                      12,729
 1/31/2012                 15,190                      13,416
 2/29/2012                 15,994                      14,154
 3/31/2012                 15,994                      14,049
 4/30/2012                 15,600                      13,810
 5/31/2012                 13,679                      12,236
 6/30/2012                 14,459                      13,038
 7/31/2012                 14,392                      13,200
 8/31/2012                 14,893                      13,577
 9/30/2012                 15,483                      13,989
10/31/2012                 15,633                      14,087
11/30/2012                 15,885                      14,383
12/31/2012                 16,695                      14,818
 1/31/2013                 17,440                      15,547
 2/28/2013                 17,288                      15,392
 3/31/2013                 17,484                      15,514
 4/30/2013                 18,128                      16,220
 5/31/2013                 17,722                      15,857
 6/30/2013                 17,157                      15,263
 7/31/2013                 18,257                      16,075
 8/31/2013                 18,120                      15,868
 9/30/2013                 19,559                      16,989
10/31/2013                 20,249                      17,559
11/30/2013                 20,300                      17,667
12/31/2013                 20,755                      17,933
 1/31/2014                 20,196                      17,209
 2/28/2014                 21,436                      18,148
 3/31/2014                 21,385                      18,067
 4/30/2014                 21,595                      18,352
 5/31/2014                 21,788                      18,636
 6/30/2014                 22,141                      18,901
 7/31/2014                 21,503                      18,564
 8/31/2014                 21,592                      18,579
 9/30/2014                 20,411                      17,816
10/31/2014                 20,037                      17,532
11/30/2014                 19,948                      17,748
12/31/2014                 19,454                      17,158
 1/31/2015                 19,310                      17,097
 2/28/2015                 20,612                      18,118
 3/31/2015                 20,251                      17,816
 4/30/2015                 21,300                      18,587
 5/31/2015                 21,354                      18,426
 6/30/2015                 20,866                      17,902
 7/31/2015                 20,756                      18,186
 8/31/2015                 19,564                      16,861
 9/30/2015                 18,686                      16,010
10/31/2015                 19,809                      17,214
11/30/2015                 19,717                      16,940
12/31/2015                 19,454                      16,637
 1/31/2016                 18,172                      15,491
 2/29/2016                 17,874                      15,275
 3/31/2016                 19,290                      16,312
 4/30/2016                 19,924                      16,837
 5/31/2016                 19,850                      16,646
 6/30/2016                 19,090                      16,140
 7/31/2016                 20,131                      16,934
 8/31/2016                 20,282                      16,950
 9/30/2016                 20,730                      17,156
10/31/2016                 20,445                      16,823
11/30/2016                 20,218                      16,553
12/31/2016                 20,785                      17,094
 1/31/2017                 21,666                      17,603
 2/28/2017                 21,858                      17,806
 3/31/2017                 22,378                      18,258
 4/30/2017                 22,972                      18,646
 5/31/2017                 23,547                      19,267
 6/30/2017                 23,800                      19,286
 7/31/2017                 24,711                      19,860
 8/31/2017                 24,827                      19,855
 9/30/2017                 25,561                      20,370
10/31/2017                 25,931                      20,648
11/30/2017                 26,145                      20,857
12/31/2017                 26,801                      21,232
 1/31/2018                 28,144                      22,221
 2/28/2018                 26,801                      21,165
 3/31/2018                 26,524                      20,799
 4/30/2018                 26,919                      21,276
 5/31/2018                 26,505                      20,873
 6/30/2018                 25,936                      20,644
 7/31/2018                 26,394                      21,151
 8/31/2018                 25,777                      20,751
 9/30/2018                 25,881                      20,914
10/31/2018                 23,463                      19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.52%     2.99%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2018

                                        [CHART]

              International High Relative      MSCI World ex USA Index
                Profitability Portfolio            (net dividends)
              ----------------------------    -------------------------
 5/16/2017               $10,000                       $10,000
 5/31/2017                10,050                        10,017
 6/30/2017                10,038                        10,026
 7/31/2017                10,219                        10,324
 8/31/2017                10,329                        10,322
 9/30/2017                10,577                        10,590
10/31/2017                10,738                        10,734
11/30/2017                10,849                        10,843
12/31/2017                10,968                        11,038
 1/31/2018                11,463                        11,552
 2/28/2018                10,887                        11,003
 3/31/2018                10,893                        10,813
 4/30/2018                11,014                        11,061
 5/31/2018                10,974                        10,851
 6/30/2018                10,802                        10,732
 7/31/2018                11,088                        10,996
 8/31/2018                10,915                        10,788
 9/30/2018                10,941                        10,872
10/31/2018                 9,966                        10,008

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -7.20%     -0.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2018

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583



AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -9.22%     1.61%     4.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2018

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496



AVERAGE ANNUAL                         ONE        FIVE      SINCE
TOTAL RETURN                           YEAR       YEARS   INCEPTION
--------------                      ----------  --------  ---------
                                        -13.56%     2.82%     6.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2018

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
   4/9/2013                   $10,000                     $10,000
  4/30/2013                    10,160                      10,415
  5/31/2013                     9,890                      10,174
  6/30/2013                     9,485                       9,733
  7/31/2013                     9,971                      10,159
  8/31/2013                     9,830                      10,019
  9/30/2013                    10,575                      10,715
 10/31/2013                    10,962                      11,108
 11/30/2013                    10,952                      11,127
 12/31/2013                    11,104                      11,225
  1/31/2014                    10,653                      10,715
  2/28/2014                    11,227                      11,254
  3/31/2014                    11,309                      11,282
  4/30/2014                    11,422                      11,431
  5/31/2014                    11,597                      11,654
  6/30/2014                    11,810                      11,850
  7/31/2014                    11,592                      11,732
  8/31/2014                    11,706                      11,797
  9/30/2014                    11,072                      11,226
 10/31/2014                    10,957                      11,115
 11/30/2014                    10,916                      11,195
 12/31/2014                    10,565                      10,791
  1/31/2015                    10,565                      10,775
  2/28/2015                    11,162                      11,351
  3/31/2015                    10,968                      11,168
  4/30/2015                    11,608                      11,732
  5/31/2015                    11,534                      11,549
  6/30/2015                    11,209                      11,227
  7/31/2015                    10,976                      11,196
  8/31/2015                    10,234                      10,340
  9/30/2015                     9,847                       9,860
 10/31/2015                    10,465                      10,595
 11/30/2015                    10,348                      10,376
 12/31/2015                    10,164                      10,180
  1/31/2016                     9,533                       9,488
  2/29/2016                     9,372                       9,379
  3/31/2016                    10,212                      10,142
  4/30/2016                    10,459                      10,409
  5/31/2016                    10,319                      10,233
  6/30/2016                    10,173                      10,077
  7/31/2016                    10,705                      10,575
  8/31/2016                    10,792                      10,642
  9/30/2016                    10,993                      10,773
 10/31/2016                    10,840                      10,618
 11/30/2016                    10,610                      10,373
 12/31/2016                    10,812                      10,638
  1/31/2017                    11,295                      11,015
  2/28/2017                    11,493                      11,190
  3/31/2017                    11,793                      11,474
  4/30/2017                    12,068                      11,720
  5/31/2017                    12,376                      12,100
  6/30/2017                    12,475                      12,138
  7/31/2017                    12,965                      12,585
  8/31/2017                    13,087                      12,651
  9/30/2017                    13,340                      12,886
 10/31/2017                    13,586                      13,128
 11/30/2017                    13,698                      13,235
 12/31/2017                    14,074                      13,531
  1/31/2018                    14,863                      14,284
  2/28/2018                    14,142                      13,611
  3/31/2018                    14,040                      13,371
  4/30/2018                    14,142                      13,584
  5/31/2018                    13,883                      13,270
  6/30/2018                    13,468                      13,021
  7/31/2018                    13,753                      13,332
  8/31/2018                    13,423                      13,053
  9/30/2018                    13,400                      13,113
 10/31/2018                    12,198                      12,046


AVERAGE ANNUAL                         ONE       FIVE     SINCE
TOTAL RETURN                           YEAR      YEARS  INCEPTION
--------------                      ----------  ------  ---------
                                        -10.22%   2.16%     3.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2018

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161

AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.16%     6.46%     9.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2018

                                    [CHART]

              Selectively Hedged     MSCI All Country World Index
           Global Equity Portfolio        (net dividends)
           -----------------------   ----------------------------

11/14/2011        $10,000                     $10,000
11/30/2011         $9,920                      $9,873
12/31/2011         $9,828                      $9,853
 1/31/2012        $10,533                     $10,426
 2/29/2012        $11,077                     $10,951
 3/31/2012        $11,141                     $11,024
 4/30/2012        $10,939                     $10,898
 5/31/2012         $9,962                      $9,921
 6/30/2012        $10,442                     $10,410
 7/31/2012        $10,463                     $10,553
 8/31/2012        $10,748                     $10,782
 9/30/2012        $11,122                     $11,122
10/31/2012        $11,112                     $11,048
11/30/2012        $11,265                     $11,189
12/31/2012        $11,718                     $11,443
 1/31/2013        $12,225                     $11,970
 2/28/2013        $12,287                     $11,968
 3/31/2013        $12,576                     $12,187
 4/30/2013        $12,814                     $12,535
 5/31/2013        $12,897                     $12,501
 6/30/2013        $12,514                     $12,135
 7/31/2013        $13,114                     $12,716
 8/31/2013        $12,845                     $12,451
 9/30/2013        $13,569                     $13,094
10/31/2013        $14,096                     $13,621
11/30/2013        $14,324                     $13,813
12/31/2013        $14,611                     $14,052
 1/31/2014        $14,001                     $13,490
 2/28/2014        $14,675                     $14,141
 3/31/2014        $14,847                     $14,204
 4/30/2014        $14,879                     $14,339
 5/31/2014        $15,136                     $14,644
 6/30/2014        $15,500                     $14,920
 7/31/2014        $15,200                     $14,739
 8/31/2014        $15,628                     $15,065
 9/30/2014        $15,061                     $14,576
10/31/2014        $15,200                     $14,679
11/30/2014        $15,360                     $14,924
12/31/2014        $15,182                     $14,636
 1/31/2015        $14,958                     $14,408
 2/28/2015        $15,878                     $15,210
 3/31/2015        $15,766                     $14,974
 4/30/2015        $16,136                     $15,409
 5/31/2015        $16,226                     $15,388
 6/30/2015        $15,867                     $15,026
 7/31/2015        $15,754                     $15,157
 8/31/2015        $14,700                     $14,118
 9/30/2015        $14,172                     $13,606
10/31/2015        $15,148                     $14,674
11/30/2015        $15,204                     $14,553
12/31/2015        $14,728                     $14,290
 1/31/2016        $13,907                     $13,429
 2/29/2016        $13,768                     $13,336
 3/31/2016        $14,797                     $14,324
 4/30/2016        $14,948                     $14,536
 5/31/2016        $15,063                     $14,554
 6/30/2016        $14,971                     $14,466
 7/31/2016        $15,641                     $15,090
 8/31/2016        $15,792                     $15,140
 9/30/2016        $15,930                     $15,233
10/31/2016        $15,803                     $14,975
11/30/2016        $16,254                     $15,088
12/31/2016        $16,619                     $15,414
 1/31/2017        $17,012                     $15,836
 2/28/2017        $17,477                     $16,280
 3/31/2017        $17,679                     $16,479
 4/30/2017        $17,906                     $16,736
 5/31/2017        $18,072                     $17,106
 6/30/2017        $18,239                     $17,183
 7/31/2017        $18,656                     $17,664
 8/31/2017        $18,716                     $17,731
 9/30/2017        $19,121                     $18,074
10/31/2017        $19,681                     $18,449
11/30/2017        $20,002                     $18,806
12/31/2017        $20,383                     $19,109
 1/31/2018        $21,253                     $20,187
 2/28/2018        $20,396                     $19,340
 3/31/2018        $20,163                     $18,926
 4/30/2018        $20,347                     $19,106
 5/31/2018        $20,457                     $19,130
 6/30/2018        $20,224                     $19,027
 7/31/2018        $20,812                     $19,600
 8/31/2018        $20,934                     $19,754
 9/30/2018        $20,885                     $19,840
10/31/2018        $19,233                     $18,354


















































AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.28%     6.41%     9.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2008               $10,000                     $10,000
11/30/2008                 9,091                       9,247
12/31/2008                 9,800                       9,968
 1/31/2009                 9,050                       9,325
 2/28/2009                 8,457                       8,799
 3/31/2009                 9,679                      10,063
 4/30/2009                11,109                      11,738
 5/31/2009                13,002                      13,743
 6/30/2009                12,887                      13,558
 7/31/2009                14,357                      15,083
 8/31/2009                14,405                      15,029
 9/30/2009                15,668                      16,393
10/31/2009                15,339                      16,413
11/30/2009                16,251                      17,118
12/31/2009                16,833                      17,794
 1/31/2010                15,911                      16,802
 2/28/2010                16,102                      16,861
 3/31/2010                17,445                      18,222
 4/30/2010                17,545                      18,443
 5/31/2010                15,908                      16,821
 6/30/2010                15,932                      16,697
 7/31/2010                17,331                      18,088
 8/31/2010                16,925                      17,736
 9/30/2010                18,844                      19,707
10/31/2010                19,410                      20,280
11/30/2010                18,970                      19,744
12/31/2010                20,505                      21,153
 1/31/2011                19,970                      20,579
 2/28/2011                19,823                      20,387
 3/31/2011                20,920                      21,586
 4/30/2011                21,649                      22,256
 5/31/2011                21,047                      21,672
 6/30/2011                20,790                      21,338
 7/31/2011                20,622                      21,244
 8/31/2011                18,947                      19,345
 9/30/2011                16,079                      16,525
10/31/2011                18,086                      18,714
11/30/2011                17,449                      17,466
12/31/2011                16,934                      17,256
 1/31/2012                18,751                      19,213
 2/29/2012                19,763                      20,364
 3/31/2012                19,243                      19,684
 4/30/2012                18,893                      19,449
 5/31/2012                16,856                      17,268
 6/30/2012                17,680                      17,934
 7/31/2012                17,823                      18,284
 8/31/2012                17,931                      18,223
 9/30/2012                18,932                      19,323
10/31/2012                18,824                      19,206
11/30/2012                19,070                      19,450
12/31/2012                20,178                      20,401
 1/31/2013                20,281                      20,682
 2/28/2013                20,039                      20,422
 3/31/2013                19,749                      20,070
 4/30/2013                19,962                      20,222
 5/31/2013                19,309                      19,703
 6/30/2013                18,093                      18,448
 7/31/2013                18,352                      18,641
 8/31/2013                17,916                      18,321
 9/30/2013                19,193                      19,512
10/31/2013                20,063                      20,460
11/30/2013                19,758                      20,161
12/31/2013                19,549                      19,870
 1/31/2014                18,186                      18,580
 2/28/2014                18,841                      19,195
 3/31/2014                19,496                      19,784
 4/30/2014                19,609                      19,850
 5/31/2014                20,272                      20,543
 6/30/2014                20,829                      21,089
 7/31/2014                21,071                      21,497
 8/31/2014                21,722                      21,981
 9/30/2014                20,117                      20,352
10/31/2014                20,331                      20,592
11/30/2014                20,125                      20,374
12/31/2014                19,214                      19,435
 1/31/2015                19,337                      19,552
 2/28/2015                19,920                      20,157
 3/31/2015                19,498                      19,870
 4/30/2015                20,795                      21,399
 5/31/2015                19,959                      20,542
 6/30/2015                19,472                      20,008
 7/31/2015                18,217                      18,621
 8/31/2015                16,708                      16,937
 9/30/2015                16,254                      16,428
10/31/2015                17,233                      17,599
11/30/2015                16,635                      16,913
12/31/2015                16,176                      16,536
 1/31/2016                15,488                      15,463
 2/29/2016                15,394                      15,438
 3/31/2016                17,425                      17,481
 4/30/2016                17,527                      17,576
 5/31/2016                16,836                      16,920
 6/30/2016                17,726                      17,596
 7/31/2016                18,634                      18,482
 8/31/2016                18,856                      18,941
 9/30/2016                19,091                      19,185
10/31/2016                19,131                      19,230
11/30/2016                18,132                      18,345
12/31/2016                18,132                      18,386
 1/31/2017                19,217                      19,392
 2/28/2017                19,855                      19,985
 3/31/2017                20,493                      20,490
 4/30/2017                20,884                      20,939
 5/31/2017                21,507                      21,558
 6/30/2017                21,706                      21,775
 7/31/2017                22,852                      23,073
 8/31/2017                23,324                      23,587
 9/30/2017                23,096                      23,493
10/31/2017                23,880                      24,317
11/30/2017                23,953                      24,366
12/31/2017                24,764                      25,240
 1/31/2018                26,625                      27,344
 2/28/2018                25,349                      26,083
 3/31/2018                25,219                      25,598
 4/30/2018                24,894                      25,485
 5/31/2018                23,910                      24,582
 6/30/2018                22,893                      23,560
 7/31/2018                23,717                      24,078
 8/31/2018                23,171                      23,427
 9/30/2018                22,894                      23,303
10/31/2018                20,982                      21,273


AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -12.14%     0.90%     7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,388                           9,247
12/31/2008                   10,711                           9,968
 1/31/2009                    9,887                           9,325
 2/28/2009                    9,280                           8,799
 3/31/2009                   10,557                          10,063
 4/30/2009                   12,694                          11,738
 5/31/2009                   15,602                          13,743
 6/30/2009                   15,524                          13,558
 7/31/2009                   17,494                          15,083
 8/31/2009                   17,701                          15,029
 9/30/2009                   19,178                          16,393
10/31/2009                   19,156                          16,413
11/30/2009                   20,276                          17,118
12/31/2009                   21,393                          17,794
 1/31/2010                   20,446                          16,802
 2/28/2010                   20,798                          16,861
 3/31/2010                   22,575                          18,222
 4/30/2010                   22,938                          18,443
 5/31/2010                   20,623                          16,821
 6/30/2010                   21,169                          16,697
 7/31/2010                   23,112                          18,088
 8/31/2010                   23,223                          17,736
 9/30/2010                   26,035                          19,707
10/31/2010                   27,073                          20,280
11/30/2010                   26,336                          19,744
12/31/2010                   27,851                          21,153
 1/31/2011                   26,670                          20,579
 2/28/2011                   25,883                          20,387
 3/31/2011                   27,318                          21,586
 4/30/2011                   28,754                          22,256
 5/31/2011                   28,094                          21,672
 6/30/2011                   27,866                          21,338
 7/31/2011                   28,181                          21,244
 8/31/2011                   25,501                          19,345
 9/30/2011                   20,966                          16,525
10/31/2011                   23,275                          18,714
11/30/2011                   22,138                          17,466
12/31/2011                   21,550                          17,256
 1/31/2012                   23,980                          19,213
 2/29/2012                   25,938                          20,364
 3/31/2012                   25,261                          19,684
 4/30/2012                   24,657                          19,449
 5/31/2012                   22,396                          17,268
 6/30/2012                   23,254                          17,934
 7/31/2012                   22,962                          18,284
 8/31/2012                   23,558                          18,223
 9/30/2012                   24,935                          19,323
10/31/2012                   24,838                          19,206
11/30/2012                   25,265                          19,450
12/31/2012                   26,818                          20,401
 1/31/2013                   27,312                          20,682
 2/28/2013                   27,591                          20,422
 3/31/2013                   27,461                          20,070
 4/30/2013                   28,019                          20,222
 5/31/2013                   27,613                          19,703
 6/30/2013                   25,225                          18,448
 7/31/2013                   25,339                          18,641
 8/31/2013                   24,281                          18,321
 9/30/2013                   26,054                          19,512
10/31/2013                   27,054                          20,460
11/30/2013                   26,669                          20,161
12/31/2013                   26,448                          19,870
 1/31/2014                   25,317                          18,580
 2/28/2014                   26,434                          19,195
 3/31/2014                   27,342                          19,784
 4/30/2014                   27,566                          19,850
 5/31/2014                   28,499                          20,543
 6/30/2014                   29,232                          21,089
 7/31/2014                   29,298                          21,497
 8/31/2014                   30,195                          21,981
 9/30/2014                   28,692                          20,352
10/31/2014                   28,439                          20,592
11/30/2014                   28,108                          20,374
12/31/2014                   27,241                          19,435
 1/31/2015                   27,680                          19,552
 2/28/2015                   28,392                          20,157
 3/31/2015                   28,173                          19,870
 4/30/2015                   30,172                          21,399
 5/31/2015                   29,748                          20,542
 6/30/2015                   28,727                          20,008
 7/31/2015                   26,973                          18,621
 8/31/2015                   24,327                          16,937
 9/30/2015                   24,288                          16,428
10/31/2015                   25,631                          17,599
11/30/2015                   25,105                          16,913
12/31/2015                   24,873                          16,536
 1/31/2016                   23,387                          15,463
 2/29/2016                   23,288                          15,438
 3/31/2016                   26,154                          17,481
 4/30/2016                   26,807                          17,576
 5/31/2016                   25,686                          16,920
 6/30/2016                   27,107                          17,596
 7/31/2016                   28,681                          18,482
 8/31/2016                   28,853                          18,941
 9/30/2016                   29,324                          19,185
10/31/2016                   29,209                          19,230
11/30/2016                   27,433                          18,345
12/31/2016                   27,588                          18,386
 1/31/2017                   29,195                          19,392
 2/28/2017                   30,726                          19,985
 3/31/2017                   31,678                          20,490
 4/30/2017                   32,080                          20,939
 5/31/2017                   32,199                          21,558
 6/30/2017                   32,399                          21,775
 7/31/2017                   33,757                          23,073
 8/31/2017                   34,533                          23,587
 9/30/2017                   34,365                          23,493
10/31/2017                   35,343                          24,317
11/30/2017                   35,884                          24,366
12/31/2017                   37,315                          25,240
 1/31/2018                   39,753                          27,344
 2/28/2018                   38,065                          26,083
 3/31/2018                   37,846                          25,598
 4/30/2018                   37,471                          25,485
 5/31/2018                   36,643                          24,582
 6/30/2018                   34,173                          23,560
 7/31/2018                   34,720                          24,078
 8/31/2018                   33,704                          23,427
 9/30/2018                   32,620                          23,303
10/31/2018                   29,528                          21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.45%     1.77%     11.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,232                           9,247
12/31/2008                   10,346                           9,968
 1/31/2009                    9,446                           9,325
 2/28/2009                    8,611                           8,799
 3/31/2009                   10,106                          10,063
 4/30/2009                   12,115                          11,738
 5/31/2009                   14,836                          13,743
 6/30/2009                   14,631                          13,558
 7/31/2009                   16,563                          15,083
 8/31/2009                   16,701                          15,029
 9/30/2009                   18,257                          16,393
10/31/2009                   17,829                          16,413
11/30/2009                   18,970                          17,118
12/31/2009                   19,897                          17,794
 1/31/2010                   18,786                          16,802
 2/28/2010                   18,887                          16,861
 3/31/2010                   20,503                          18,222
 4/30/2010                   20,705                          18,443
 5/31/2010                   18,483                          16,821
 6/30/2010                   18,587                          16,697
 7/31/2010                   20,379                          18,088
 8/31/2010                   19,931                          17,736
 9/30/2010                   22,291                          19,707
10/31/2010                   23,125                          20,280
11/30/2010                   22,291                          19,744
12/31/2010                   24,167                          21,153
 1/31/2011                   23,405                          20,579
 2/28/2011                   23,018                          20,387
 3/31/2011                   24,334                          21,586
 4/30/2011                   25,189                          22,256
 5/31/2011                   24,227                          21,672
 6/30/2011                   23,719                          21,338
 7/31/2011                   23,518                          21,244
 8/31/2011                   21,124                          19,345
 9/30/2011                   17,332                          16,525
10/31/2011                   19,601                          18,714
11/30/2011                   18,602                          17,466
12/31/2011                   17,933                          17,256
 1/31/2012                   20,413                          19,213
 2/29/2012                   21,650                          20,364
 3/31/2012                   20,717                          19,684
 4/30/2012                   20,040                          19,449
 5/31/2012                   17,816                          17,268
 6/30/2012                   18,618                          17,934
 7/31/2012                   18,500                          18,284
 8/31/2012                   18,750                          18,223
 9/30/2012                   19,950                          19,323
10/31/2012                   19,685                          19,206
11/30/2012                   19,901                          19,450
12/31/2012                   21,346                          20,401
 1/31/2013                   21,690                          20,682
 2/28/2013                   21,318                          20,422
 3/31/2013                   21,134                          20,070
 4/30/2013                   21,313                          20,222
 5/31/2013                   20,697                          19,703
 6/30/2013                   18,948                          18,448
 7/31/2013                   19,316                          18,641
 8/31/2013                   18,905                          18,321
 9/30/2013                   20,297                          19,512
10/31/2013                   21,210                          20,460
11/30/2013                   20,696                          20,161
12/31/2013                   20,483                          19,870
 1/31/2014                   19,044                          18,580
 2/28/2014                   19,466                          19,195
 3/31/2014                   20,327                          19,784
 4/30/2014                   20,453                          19,850
 5/31/2014                   21,284                          20,543
 6/30/2014                   21,835                          21,089
 7/31/2014                   22,243                          21,497
 8/31/2014                   22,733                          21,981
 9/30/2014                   20,869                          20,352
10/31/2014                   20,839                          20,592
11/30/2014                   20,487                          20,374
12/31/2014                   19,530                          19,435
 1/31/2015                   19,371                          19,552
 2/28/2015                   20,054                          20,157
 3/31/2015                   19,485                          19,870
 4/30/2015                   21,412                          21,399
 5/31/2015                   20,456                          20,542
 6/30/2015                   19,803                          20,008
 7/31/2015                   18,210                          18,621
 8/31/2015                   16,556                          16,937
 9/30/2015                   15,998                          16,428
10/31/2015                   16,986                          17,599
11/30/2015                   16,320                          16,913
12/31/2015                   15,823                          16,536
 1/31/2016                   14,937                          15,463
 2/29/2016                   15,022                          15,438
 3/31/2016                   17,225                          17,481
 4/30/2016                   17,686                          17,576
 5/31/2016                   16,530                          16,920
 6/30/2016                   17,429                          17,596
 7/31/2016                   18,523                          18,482
 8/31/2016                   18,862                          18,941
 9/30/2016                   19,121                          19,185
10/31/2016                   19,532                          19,230
11/30/2016                   18,844                          18,345
12/31/2016                   18,921                          18,386
 1/31/2017                   20,113                          19,392
 2/28/2017                   21,019                          19,985
 3/31/2017                   21,606                          20,490
 4/30/2017                   21,757                          20,939
 5/31/2017                   22,139                          21,558
 6/30/2017                   22,192                          21,775
 7/31/2017                   23,377                          23,073
 8/31/2017                   23,958                          23,587
 9/30/2017                   23,419                          23,493
10/31/2017                   24,240                          24,317
11/30/2017                   24,361                          24,366
12/31/2017                   25,252                          25,240
 1/31/2018                   27,466                          27,344
 2/28/2018                   26,163                          26,083
 3/31/2018                   25,805                          25,598
 4/30/2018                   25,895                          25,485
 5/31/2018                   24,771                          24,582
 6/30/2018                   23,412                          23,560
 7/31/2018                   24,478                          24,078
 8/31/2018                   23,892                          23,427
 9/30/2018                   23,912                          23,303
10/31/2018                   21,898                          21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.66%     0.64%     8.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                   [CHART]


                       Emerging Markets
                       Value Portfolio -        MSCI Emerging Markets
                      Institutional Class       Index (net dividends)
                      -------------------       ---------------------
10/31/2008                  $10,000                   $10,000
11/30/2008                    9,241                     9,247
12/31/2008                   10,369                     9,968
 1/31/2009                    9,433                     9,325
 2/28/2009                    8,631                     8,799
 3/31/2009                   10,124                    10,063
 4/30/2009                   12,115                    11,738
 5/31/2009                   14,841                    13,743
 6/30/2009                   14,658                    13,558
 7/31/2009                   16,623                    15,083
 8/31/2009                   16,746                    15,029
 9/30/2009                   18,291                    16,393
10/31/2009                   17,859                    16,413
11/30/2009                   18,996                    17,118
12/31/2009                   19,937                    17,794
 1/31/2010                   18,802                    16,802
 2/28/2010                   18,948                    16,861
 3/31/2010                   20,615                    18,222
 4/30/2010                   20,748                    18,443
 5/31/2010                   18,573                    16,821
 6/30/2010                   18,689                    16,697
 7/31/2010                   20,419                    18,088
 8/31/2010                   20,048                    17,736
 9/30/2010                   22,455                    19,707
10/31/2010                   23,224                    20,280
11/30/2010                   22,468                    19,744
12/31/2010                   24,334                    21,153
 1/31/2011                   23,574                    20,579
 2/28/2011                   23,177                    20,387
 3/31/2011                   24,509                    21,586
 4/30/2011                   25,384                    22,256
 5/31/2011                   24,415                    21,672
 6/30/2011                   23,915                    21,338
 7/31/2011                   23,712                    21,244
 8/31/2011                   21,305                    19,345
 9/30/2011                   17,480                    16,525
10/31/2011                   19,777                    18,714
11/30/2011                   18,775                    17,466
12/31/2011                   18,101                    17,256
 1/31/2012                   20,611                    19,213
 2/29/2012                   21,866                    20,364
 3/31/2012                   20,924                    19,684
 4/30/2012                   20,241                    19,449
 5/31/2012                   18,003                    17,268
 6/30/2012                   18,817                    17,934
 7/31/2012                   18,698                    18,284
 8/31/2012                   18,957                    18,223
 9/30/2012                   20,176                    19,323
10/31/2012                   19,915                    19,206
11/30/2012                   20,134                    19,450
12/31/2012                   21,605                    20,401
 1/31/2013                   21,953                    20,682
 2/28/2013                   21,584                    20,422
 3/31/2013                   21,399                    20,070
 4/30/2013                   21,587                    20,222
 5/31/2013                   20,971                    19,703
 6/30/2013                   19,206                    18,448
 7/31/2013                   19,578                    18,641
 8/31/2013                   19,162                    18,321
 9/30/2013                   20,577                    19,512
10/31/2013                   21,510                    20,460
11/30/2013                   20,989                    20,161
12/31/2013                   20,784                    19,870
 1/31/2014                   19,331                    18,580
 2/28/2014                   19,760                    19,195
 3/31/2014                   20,641                    19,784
 4/30/2014                   20,776                    19,850
 5/31/2014                   21,619                    20,543
 6/30/2014                   22,183                    21,089
 7/31/2014                   22,598                    21,497
 8/31/2014                   23,103                    21,981
 9/30/2014                   21,208                    20,352
10/31/2014                   21,185                    20,592
11/30/2014                   20,835                    20,374
12/31/2014                   19,866                    19,435
 1/31/2015                   19,704                    19,552
 2/28/2015                   20,406                    20,157
 3/31/2015                   19,828                    19,870
 4/30/2015                   21,803                    21,399
 5/31/2015                   20,831                    20,542
 6/30/2015                   20,167                    20,008
 7/31/2015                   18,547                    18,621
 8/31/2015                   16,865                    16,937
 9/30/2015                   16,302                    16,428
10/31/2015                   17,315                    17,599
11/30/2015                   16,637                    16,913
12/31/2015                   16,137                    16,536
 1/31/2016                   15,227                    15,463
 2/29/2016                   15,322                    15,438
 3/31/2016                   17,573                    17,481
 4/30/2016                   18,048                    17,576
 5/31/2016                   16,875                    16,920
 6/30/2016                   17,798                    17,596
 7/31/2016                   18,917                    18,482
 8/31/2016                   19,261                    18,941
 9/30/2016                   19,527                    19,185
10/31/2016                   19,953                    19,230
11/30/2016                   19,254                    18,345
12/31/2016                   19,339                    18,386
 1/31/2017                   20,558                    19,392
 2/28/2017                   21,494                    19,985
 3/31/2017                   22,084                    20,490
 4/30/2017                   22,245                    20,939
 5/31/2017                   22,649                    21,558
 6/30/2017                   22,708                    21,775
 7/31/2017                   23,922                    23,073
 8/31/2017                   24,521                    23,587
 9/30/2017                   23,971                    23,493
10/31/2017                   24,822                    24,317
11/30/2017                   24,945                    24,366
12/31/2017                   25,868                    25,240
 1/31/2018                   28,138                    27,344
 2/28/2018                   26,812                    26,083
 3/31/2018                   26,448                    25,598
 4/30/2018                   26,547                    25,485
 5/31/2018                   25,395                    24,582
 6/30/2018                   24,012                    23,560
 7/31/2018                   25,114                    24,078
 8/31/2018                   24,517                    23,427
 9/30/2018                   24,540                    23,303
10/31/2018                   22,477                    21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.45%     0.88%     8.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2008                   $10,000                     $10,000
 11/30/2008                     9,332                       9,247
 12/31/2008                    10,244                       9,968
  1/31/2009                     9,331                       9,325
  2/28/2009                     8,701                       8,799
  3/31/2009                    10,074                      10,063
  4/30/2009                    11,914                      11,738
  5/31/2009                    14,262                      13,743
  6/30/2009                    14,124                      13,558
  7/31/2009                    15,833                      15,083
  8/31/2009                    15,894                      15,029
  9/30/2009                    17,266                      16,393
 10/31/2009                    16,947                      16,413
 11/30/2009                    17,985                      17,118
 12/31/2009                    18,806                      17,794
  1/31/2010                    17,774                      16,802
  2/28/2010                    17,970                      16,861
  3/31/2010                    19,520                      18,222
  4/30/2010                    19,706                      18,443
  5/31/2010                    17,796                      16,821
  6/30/2010                    17,947                      16,697
  7/31/2010                    19,568                      18,088
  8/31/2010                    19,308                      17,736
  9/30/2010                    21,615                      19,707
 10/31/2010                    22,252                      20,280
 11/30/2010                    21,657                      19,744
 12/31/2010                    23,248                      21,153
  1/31/2011                    22,513                      20,579
  2/28/2011                    22,125                      20,387
  3/31/2011                    23,384                      21,586
  4/30/2011                    24,307                      22,256
  5/31/2011                    23,636                      21,672
  6/30/2011                    23,307                      21,338
  7/31/2011                    23,254                      21,244
  8/31/2011                    21,156                      19,345
  9/30/2011                    17,655                      16,525
 10/31/2011                    19,897                      18,714
 11/30/2011                    19,047                      17,466
 12/31/2011                    18,448                      17,256
  1/31/2012                    20,620                      19,213
  2/29/2012                    21,915                      20,364
  3/31/2012                    21,230                      19,684
  4/30/2012                    20,759                      19,449
  5/31/2012                    18,577                      17,268
  6/30/2012                    19,409                      17,934
  7/31/2012                    19,420                      18,284
  8/31/2012                    19,625                      18,223
  9/30/2012                    20,743                      19,323
 10/31/2012                    20,602                      19,206
 11/30/2012                    20,917                      19,450
 12/31/2012                    22,227                      20,401
  1/31/2013                    22,423                      20,682
  2/28/2013                    22,271                      20,422
  3/31/2013                    22,034                      20,070
  4/30/2013                    22,285                      20,222
  5/31/2013                    21,674                      19,703
  6/30/2013                    20,117                      18,448
  7/31/2013                    20,392                      18,641
  8/31/2013                    19,864                      18,321
  9/30/2013                    21,282                      19,512
 10/31/2013                    22,200                      20,460
 11/30/2013                    21,835                      20,161
 12/31/2013                    21,641                      19,870
  1/31/2014                    20,273                      18,580
  2/28/2014                    21,007                      19,195
  3/31/2014                    21,774                      19,784
  4/30/2014                    21,930                      19,850
  5/31/2014                    22,653                      20,543
  6/30/2014                    23,241                      21,089
  7/31/2014                    23,454                      21,497
  8/31/2014                    24,180                      21,981
  9/30/2014                    22,496                      20,352
 10/31/2014                    22,620                      20,592
 11/30/2014                    22,383                      20,374
 12/31/2014                    21,443                      19,435
  1/31/2015                    21,613                      19,552
  2/28/2015                    22,236                      20,157
  3/31/2015                    21,862                      19,870
  4/30/2015                    23,370                      21,399
  5/31/2015                    22,542                      20,542
  6/30/2015                    21,941                      20,008
  7/31/2015                    20,474                      18,621
  8/31/2015                    18,688                      16,937
  9/30/2015                    18,294                      16,428
 10/31/2015                    19,341                      17,599
 11/30/2015                    18,720                      16,913
 12/31/2015                    18,257                      16,536
  1/31/2016                    17,411                      15,463
  2/29/2016                    17,307                      15,438
  3/31/2016                    19,583                      17,481
  4/30/2016                    19,816                      17,576
  5/31/2016                    18,967                      16,920
  6/30/2016                    20,018                      17,596
  7/31/2016                    21,118                      18,482
  8/31/2016                    21,328                      18,941
  9/30/2016                    21,614                      19,185
 10/31/2016                    21,638                      19,230
 11/30/2016                    20,462                      18,345
 12/31/2016                    20,513                      18,386
  1/31/2017                    21,765                      19,392
  2/28/2017                    22,616                      19,985
  3/31/2017                    23,319                      20,490
  4/30/2017                    23,732                      20,939
  5/31/2017                    24,193                      21,558
  6/30/2017                    24,410                      21,775
  7/31/2017                    25,611                      23,073
  8/31/2017                    26,205                      23,587
  9/30/2017                    26,007                      23,493
 10/31/2017                    26,834                      24,317
 11/30/2017                    27,002                      24,366
 12/31/2017                    28,011                      25,240
  1/31/2018                    29,990                      27,344
  2/28/2018                    28,626                      26,083
  3/31/2018                    28,482                      25,598
  4/30/2018                    28,108                      25,485
  5/31/2018                    27,082                      24,582
  6/30/2018                    25,671                      23,560
  7/31/2018                    26,484                      24,078
  8/31/2018                    25,829                      23,427
  9/30/2018                    25,361                      23,303
 10/31/2018                    23,217                      21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -13.48%     0.90%     8.79%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index SM......................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2018, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2018, total returns were 5.62% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 810 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 6.82% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance. Conversely, the Portfolio's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs generally underperformed in the U.S.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.79% for the Portfolio and 3.03% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks also detracted from relative performance. Conversely, the Master Fund's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.61% for the Portfolio's Class R1 shares, -1.79% for the Portfolio's Class R2 shares, -1.52% for the Portfolio's Institutional Class shares, and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.48% for the Portfolio and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 5.59% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 4.16% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.69% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.77% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.29% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2018, the Portfolio held approximately 230 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 9.88% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2018, the Portfolio held approximately 160 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.63% for the Portfolio, 7.35% for the S&P 500(R) Index, and 3.04% for the Dow Jones U.S. Select REIT IndexSM, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's underperformance relative to the REIT benchmark was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. The Portfolio includes data center REITs, which underperformed, whereas the REIT benchmark typically excludes these securities.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%
Korea.......................................................    -18.52%           -19.90%
Taiwan......................................................     -6.62%            -8.98%
India.......................................................     -0.01%           -12.42%
Brazil......................................................     18.95%             4.76%
South Africa................................................    -13.80%           -17.45%
Russia......................................................     22.79%            10.69%
Mexico......................................................     -9.54%           -14.55%
Thailand....................................................      4.01%             4.23%
Malaysia....................................................     -0.18%             0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

GLOBAL REAL ESTATE MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2018

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed U.S. equities but outperformed both developed non-U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Japan, Canada, and Hong Kong were among the strongest performers, while Turkey, Mexico, and South Africa REITs lagged. At the REIT industry level, industrial REITs generally outperformed, while diversified REITs generally underperformed.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
S&P Global ex U.S. REIT Index...............................         - 0.51%
S&P Global REIT Index.......................................           0.55%

--------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2018. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2018, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -6.97% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's emphasis on higher-profitability stocks had a positive impact on relative performance, as these stocks generally outperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -8.79% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex

U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Funds collectively held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.54% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds and their benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Funds relative to the benchmark, which in turn led to differences in holdings between the Master Funds and the benchmark. These holdings differences detracted from the Master Funds' performance relative to the benchmark. At the sector level, the Master Funds' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in developed ex U.S. markets.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 10,950 securities in 41 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -5.02% for the Portfolio and -3.78% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets. The Underlying Funds' exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held over 1,800 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -7.82% for the Portfolio and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.51% for the Portfolio and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.34% for the Portfolio and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -11.14% for the Portfolio and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences detracted from the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2018, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -0.24% for the Portfolio and -0.51% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on performance relative to the benchmark, as the Portfolio's actual tax rate was lower than the assumed tax rates of the benchmark.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2018, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.91% for the Portfolio and 0.55% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's general exclusion of hybrid REITs (REITs that own properties and mortgages) benefited performance relative to the benchmark, as those securities were held by the benchmark and generally underperformed for the period. The Portfolio's broader inclusion of specialized REITs also had a positive impact on relative performance, as did withholding tax rate differences between the Portfolio and the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.37% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. The Portfolio's greater emphasis on stocks with smaller market capitalizations also detracted from relative performance, as these stocks underperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.52% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2018, the Portfolio held approximately 550 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -7.20% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's focus on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks within large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 5,200 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). While low relative price (value) stocks outperformed high relative price (growth) stocks in emerging markets, value stocks underperformed in developed ex U.S. markets. Overall, the Underlying Funds' focus on value stocks had a negative impact on relative performance.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,500 securities in 40 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.56% for the Portfolio and -9.73% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 9,000 securities in 43 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -10.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). To a lesser extent, the Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.16% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 13,400 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.28% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. The Underlying Funds' greater allocation to emerging markets had a negative impact on performance relative to the benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies that the Portfolio had hedged.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -12.14% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Master Fund's greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -16.45% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Master Fund's focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.66% for the Portfolio's Class R2 shares, -9.45% for the Portfolio's Institutional
Class shares, and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.48% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). Conversely, the Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks contributed positively to relative performance, as value stocks outperformed growth stocks in emerging markets for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                               BEGINNING      ENDING                EXPENSES
                                                                ACCOUNT      ACCOUNT     ANNUALIZED   PAID
                                                                 VALUE        VALUE       EXPENSE    DURING
                                                               05/01/18      10/31/18     RATIO(1)  PERIOD(1)
                                                             ------------- ------------- ---------- ---------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,031.30      0.15% $    0.77
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.45      0.15% $    0.77
U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,022.80      0.17% $    0.87
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.35      0.17% $    0.87

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE CAP VALUE PORTFOLIO(2)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  992.00    0.27%     $1.36
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.84    0.27%     $1.38
U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares.......................................... $1,000.00 $  960.80    0.47%     $2.32
   Class R2 Shares.......................................... $1,000.00 $  959.80    0.62%     $3.06
   Institutional Class Shares............................... $1,000.00 $  961.30    0.37%     $1.83
Hypothetical 5% Annual Return
   Class R1 Shares.......................................... $1,000.00 $1,022.84    0.47%     $2.40
   Class R2 Shares.......................................... $1,000.00 $1,022.08    0.62%     $3.16
   Institutional Class Shares............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return.......................................... $1,000.00 $  974.70    0.52%     $2.59
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,013.40    0.19%     $0.96
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.25    0.19%     $0.97
U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,004.20    0.22%     $1.11
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.10    0.22%     $1.12
U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $  978.30    0.32%     $1.60
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  987.80    0.37%     $1.85
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  995.90    0.52%     $2.62
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,028.90    0.25%     $1.28
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.95    0.25%     $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,070.10    0.18%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.30    0.18%     $0.92
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  902.00    0.21%     $1.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.15    0.21%     $1.07
INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  880.60    0.28%     $1.33
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.79    0.28%     $1.43
INTERNATIONAL SMALL COMPANY PORTFOLIO(3)
----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  869.60    0.52%     $2.45
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
GLOBAL SMALL COMPANY PORTFOLIO(3)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  919.50    0.48%     $2.32
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
JAPANESE SMALL COMPANY PORTFOLIO(2)
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.80    0.53%     $2.50
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
ASIA PACIFIC SMALL COMPANY PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  881.50    0.54%     $2.56
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.48    0.54%     $2.75
UNITED KINGDOM SMALL COMPANY PORTFOLIO(2)
-----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.10    0.57%     $2.68
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.33    0.57%     $2.91
CONTINENTAL SMALL COMPANY PORTFOLIO(2)
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  860.40    0.53%     $2.49
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  927.30    0.26%     $1.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.90    0.26%     $1.33
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO(4)
----------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,019.00    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  844.10    0.66%     $3.07
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.88    0.66%     $3.36
INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $  871.60    0.48%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  904.80    0.32%     $1.54
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
WORLD EX U.S. VALUE PORTFOLIO(3)
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  863.70    0.50%     $2.35
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.69    0.50%     $2.55
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  835.20    0.65%     $3.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.93    0.65%     $3.31
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  862.50    0.38%     $1.78
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.29    0.38%     $1.94
WORLD CORE EQUITY PORTFOLIO(3)
------------------------------
Actual Fund Return.......................................... $1,000.00 $  940.40    0.35%     $1.71
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.44    0.35%     $1.79
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO(3)
---------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  945.20    0.34%     $1.67
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.49    0.34%     $1.73
EMERGING MARKETS PORTFOLIO(2)
-----------------------------
Actual Fund Return.......................................... $1,000.00 $  842.90    0.44%     $2.04
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.99    0.44%     $2.24
EMERGING MARKETS SMALL CAP PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  788.00    0.68%     $3.06
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.78    0.68%     $3.47

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
EMERGING MARKETS VALUE PORTFOLIO(2)
-----------------------------------
Actual Fund Return
   Class R2 Shares.......................................... $1,000.00 $  845.60    0.77%     $3.58
   Institutional Class Shares............................... $1,000.00 $  846.70    0.52%     $2.42
Hypothetical 5% Annual Return
   Class R2 Shares.......................................... $1,000.00 $1,021.32    0.77%     $3.92
   Institutional Class Shares............................... $1,000.00 $1,022.58    0.52%     $2.65
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  826.00    0.49%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.74    0.49%     $2.50

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

FUND OF FUNDS
                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
International Small Company Portfolio.......................              100.0%
Global Small Company Portfolio..............................              100.0%
World ex U.S. Value Portfolio...............................              100.0%
World Core Equity Portfolio.................................              100.0%
Selectively Hedged Global Equity Portfolio..................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

              ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate...................................................  31.3%
Government..................................................  14.1%
Foreign Corporate...........................................  26.1%
Foreign Government..........................................  24.7%
Supranational...............................................   3.8%
                                                             -----
                                                             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                 U.S. LARGE CAP EQUITY PORTFOLIO
Communication Services......................................   9.6%
Consumer Discretionary......................................  11.4%
Consumer Staples............................................   7.1%
Energy......................................................   5.5%
Financials..................................................  13.7%
Health Care.................................................  14.4%
Industrials.................................................  11.7%
Information Technology......................................  20.8%
Materials...................................................   3.3%
Real Estate.................................................   0.2%
Utilities...................................................   2.3%
                                                             -----
                                                             100.0%

                  U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   3.0%
Consumer Discretionary......................................  12.9%
Consumer Staples............................................   3.7%
Energy......................................................   9.2%
Financials..................................................  27.7%
Health Care.................................................   5.9%
Industrials.................................................  20.0%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.4%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                  U.S. SMALL CAP VALUE PORTFOLIO
Communication Services......................................   4.2%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   3.9%
Energy......................................................  11.5%
Financials..................................................  26.3%
Health Care.................................................   4.8%
Industrials.................................................  18.4%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.5%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 1 PORTFOLIO
Communication Services......................................   7.7%
Consumer Discretionary......................................  13.0%
Consumer Staples............................................   6.4%
Energy......................................................   5.7%
Financials..................................................  14.9%
Health Care.................................................  12.6%
Industrials.................................................  13.0%
Information Technology......................................  19.7%
Materials...................................................   3.9%
Real Estate.................................................   0.3%
Utilities...................................................   2.8%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 2 PORTFOLIO
Communication Services......................................   8.0%
Consumer Discretionary......................................  12.3%
Consumer Staples............................................   6.1%
Energy......................................................   6.3%
Financials..................................................  17.5%
Health Care.................................................  12.0%
Industrials.................................................  13.6%
Information Technology......................................  17.8%
Materials...................................................   4.2%
Real Estate.................................................   0.3%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

                   U.S. VECTOR EQUITY PORTFOLIO
Communication Services......................................   6.3%
Consumer Discretionary......................................  11.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.9%
Financials..................................................  24.9%
Health Care.................................................   9.3%
Industrials.................................................  15.9%
Information Technology......................................  13.7%
Materials...................................................   5.0%
Real Estate.................................................   0.5%
Utilities...................................................   1.1%
                                                             -----
                                                             100.0%

                     U.S. SMALL CAP PORTFOLIO
Communication Services......................................   3.9%
Consumer Discretionary......................................  15.2%
Consumer Staples............................................   4.5%
Energy......................................................   6.5%
Financials..................................................  19.4%
Health Care.................................................   9.4%
Industrials.................................................  19.2%
Information Technology......................................  12.8%
Materials...................................................   5.0%
Real Estate.................................................   0.7%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     U.S. MICRO CAP PORTFOLIO
Communication Services......................................   3.5%
Consumer Discretionary......................................  14.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.0%
Financials..................................................  21.7%
Health Care.................................................  10.3%
Industrials.................................................  20.0%
Information Technology......................................  11.5%
Materials...................................................   4.4%
Real Estate.................................................   1.1%
Utilities...................................................   2.1%
                                                             -----
                                                             100.0%

            U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   7.0%
Consumer Discretionary......................................  19.4%
Consumer Staples............................................  11.2%
Energy......................................................   1.0%
Financials..................................................   4.3%
Health Care.................................................   7.7%
Industrials.................................................  19.2%
Information Technology......................................  27.5%
Materials...................................................   2.7%
                                                             -----
                                                             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


               DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

                LARGE CAP INTERNATIONAL PORTFOLIO
Communication Services......................................   5.7%
Consumer Discretionary......................................  12.2%
Consumer Staples............................................  10.3%
Energy......................................................   7.4%
Financials..................................................  19.0%
Health Care.................................................   9.5%
Industrials.................................................  15.1%
Information Technology......................................   5.4%
Materials...................................................  10.2%
Real Estate.................................................   2.0%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

               INTERNATIONAL CORE EQUITY PORTFOLIO
Communication Services......................................   5.9%
Consumer Discretionary......................................  13.7%
Consumer Staples............................................   7.4%
Energy......................................................   7.5%
Financials..................................................  17.4%
Health Care.................................................   5.9%
Industrials.................................................  17.6%
Information Technology......................................   5.9%
Materials...................................................  13.1%
Real Estate.................................................   2.6%
Utilities...................................................   3.0%
                                                             -----
                                                             100.0%

        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

           DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies.............................  52.7%
Real Estate.................................................  47.3%
                                                             -----
                                                             100.0%

           DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Communication Services......................................   2.7%
Consumer Discretionary......................................  13.4%
Consumer Staples............................................   5.2%
Energy......................................................   7.9%
Financials..................................................  20.4%
Health Care.................................................   2.2%
Industrials.................................................  23.1%
Information Technology......................................   4.1%
Materials...................................................  16.0%
Real Estate.................................................   3.1%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

              INTERNATIONAL VECTOR EQUITY PORTFOLIO
Communication Services......................................   5.0%
Consumer Discretionary......................................  13.5%
Consumer Staples............................................   6.3%
Energy......................................................   7.7%
Financials..................................................  18.5%
Health Care.................................................   4.5%
Industrials.................................................  19.3%
Information Technology......................................   6.2%
Materials...................................................  14.2%
Real Estate.................................................   2.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

       INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   9.0%
Consumer Discretionary......................................  16.8%
Consumer Staples............................................  12.4%
Energy......................................................   4.4%
Financials..................................................   4.8%
Health Care.................................................  10.9%
Industrials.................................................  19.7%
Information Technology......................................   5.8%
Materials...................................................  13.0%
Real Estate.................................................   0.7%
Utilities...................................................   2.5%
                                                             -----
                                                             100.0%

              WORLD EX U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   4.4%
Consumer Discretionary......................................  13.1%
Consumer Staples............................................   5.6%
Energy......................................................   6.0%
Financials..................................................  17.6%
Health Care.................................................   3.3%
Industrials.................................................  20.9%
Information Technology......................................   6.8%
Materials...................................................  15.5%
Real Estate.................................................   4.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

               WORLD EX U.S. CORE EQUITY PORTFOLIO
Communication Services......................................   6.1%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   7.1%
Energy......................................................   7.3%
Financials..................................................  17.4%
Health Care.................................................   5.2%
Industrials.................................................  16.2%
Information Technology......................................   8.1%
Materials...................................................  12.9%
Real Estate.................................................   3.3%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

              EMERGING MARKETS CORE EQUITY PORTFOLIO
Communication Services......................................   7.9%
Consumer Discretionary......................................  10.4%
Consumer Staples............................................   7.5%
Energy......................................................   6.7%
Financials..................................................  18.5%
Health Care.................................................   3.5%
Industrials.................................................   9.0%
Information Technology......................................  17.9%
Materials...................................................  11.6%
Real Estate.................................................   3.6%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (85.3%)
AUSTRALIA -- (8.2%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.................................................      2,200  $ 2,188,966
Australia & New Zealand Banking Group, Ltd.
W   2.250%, 12/19/19.................................................      1,000      990,697
    5.100%, 01/13/20.................................................        750      767,856
Commonwealth Bank of Australia
    5.000%, 10/15/19.................................................      3,000    3,052,581
#W  2.250%, 03/10/20.................................................      1,000      986,210
W   2.050%, 09/18/20.................................................      1,800    1,754,691
    2.400%, 11/02/20.................................................      2,096    2,053,078
National Australia Bank, Ltd.
    2.125%, 05/22/20.................................................      5,586    5,488,971
    2.500%, 01/12/21.................................................      3,500    3,424,859
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      2,204    2,172,284
    2.300%, 05/26/20.................................................      3,500    3,444,192
                                                                                  -----------
TOTAL AUSTRALIA......................................................              26,324,385
                                                                                  -----------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.................................................      5,000    4,929,699
    1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
TOTAL AUSTRIA........................................................               6,390,860
                                                                                  -----------
CANADA -- (20.4%)
Bank of Montreal
    2.100%, 12/12/19.................................................        680      672,490
    1.900%, 08/27/21.................................................      4,000    3,834,399
Bank of Nova Scotia (The)
    2.350%, 10/21/20.................................................      1,500    1,475,217
Canada Housing Trust No 1
W   2.000%, 12/15/19................................................. CAD  4,000    3,030,848
W   1.200%, 06/15/20................................................. CAD  8,000    5,965,681
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD  2,000    1,507,539
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,200    4,632,916
#   2.375%, 01/29/21.................................................      2,000    1,968,663
Province of Alberta Canada
    1.250%, 06/01/20................................................. CAD  2,000    1,491,618
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD  6,000    4,671,655
Province of Manitoba Canada
    2.050%, 11/30/20.................................................      3,000    2,934,090

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
CANADA -- (Continued)
Province of Ontario Canada
    4.400%, 04/14/20.................................................      5,000  $ 5,093,967
    4.200%, 06/02/20................................................. CAD  4,700    3,667,567
    2.550%, 02/12/21.................................................      1,500    1,479,135
Province of Quebec Canada
    3.500%, 07/29/20.................................................      2,200    2,215,812
    4.500%, 12/01/20................................................. CAD  5,500    4,347,066
Province of Saskatchewan Canada
    3.900%, 07/28/20................................................. CAD  6,300    4,902,845
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  1,000      762,293
    2.350%, 12/09/19................................................. CAD  1,300      984,808
    2.150%, 03/06/20.................................................      1,000      987,436
    2.350%, 10/30/20.................................................      1,000      981,936
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD  5,000    3,782,103
    2.500%, 12/14/20.................................................      2,000    1,969,203
    2.125%, 04/07/21.................................................      1,000      971,870
    3.250%, 06/11/21.................................................      1,000      996,661
                                                                                  -----------
TOTAL CANADA.........................................................              65,327,818
                                                                                  -----------
DENMARK -- (0.5%)
Kommunekredit
    1.625%, 06/12/20.................................................      1,500    1,467,465
                                                                                  -----------
FRANCE -- (1.9%)
Caisse d'Amortissement de la Dette Sociale
    1.875%, 07/28/20.................................................      2,000    1,958,620
Total Capital International SA
    2.750%, 06/19/21.................................................      2,000    1,974,920
Total Capital SA
    4.450%, 06/24/20.................................................      2,200    2,241,657
                                                                                  -----------
TOTAL FRANCE.........................................................               6,175,197
                                                                                  -----------
GERMANY -- (4.2%)
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................      1,500    1,476,132
Deutsche Bank AG
    2.850%, 05/10/19.................................................      1,500    1,494,832
FMS Wertmanagement
    1.750%, 01/24/20.................................................      3,000    2,958,318
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                                       2,000    1,958,526
    1.875%, 06/30/20.................................................      2,000    1,964,355
    2.750%, 07/15/20.................................................        800      796,739

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
GERMANY -- (Continued)
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.................................................      1,000  $   983,850
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.................................................      2,000    1,980,077
                                                                                  -----------
TOTAL GERMANY........................................................              13,612,829
                                                                                  -----------
JAPAN -- (4.5%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.................................................      2,000    1,972,924
MUFG Bank, Ltd.
W   2.300%, 03/05/20.................................................      1,400    1,381,574
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.................................................      1,300    1,277,280
Toyota Credit Canada, Inc.
    2.250%, 05/23/19................................................. CAD  1,900    1,442,539
    1.800%, 02/19/20................................................. CAD  6,500    4,873,284
    2.200%, 02/25/21................................................. CAD  4,500    3,352,927
                                                                                  -----------
TOTAL JAPAN..........................................................              14,300,528
                                                                                  -----------
NETHERLANDS -- (3.3%)
BNG Bank NV
    1.750%, 03/24/20.................................................      1,000      983,116
    2.125%, 12/14/20.................................................      1,500    1,470,510
Cooperatieve Rabobank UA
    2.250%, 12/02/19.................................................      1,655    1,637,835
    4.750%, 01/15/20.................................................        700      713,013
Shell International Finance BV
    4.375%, 03/25/20.................................................      1,547    1,574,428
    2.125%, 05/11/20.................................................      1,500    1,479,766
    2.250%, 11/10/20.................................................      2,685    2,636,187
                                                                                  -----------
TOTAL NETHERLANDS....................................................              10,494,855
                                                                                  -----------
NORWAY -- (1.4%)
Equinor ASA
    2.250%, 11/08/19.................................................      3,461    3,432,754
    2.900%, 11/08/20.................................................        941      933,909
                                                                                  -----------
TOTAL NORWAY.........................................................               4,366,663
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Council Of Europe Development Bank
    1.625%, 03/10/20.................................................      3,000    2,947,247
European Investment Bank
    4.000%, 02/16/21.................................................      3,000    3,062,389

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
W   2.250%, 07/30/21................................................. CAD  8,000  $ 6,016,605
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              12,026,241
                                                                                  -----------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
    1.750%, 03/19/20.................................................      2,000    1,967,196
    2.500%, 12/01/20................................................. SEK 25,000    2,868,683
    1.000%, 09/15/21................................................. SEK 17,000    1,899,024
Svensk Exportkredit AB
    1.750%, 05/18/20.................................................      1,000      980,420
    2.875%, 05/22/21.................................................      2,500    2,485,131
Svenska Handelsbanken AB
#   2.400%, 10/01/20.................................................      1,000      981,440
                                                                                  -----------
TOTAL SWEDEN.........................................................              11,181,894
                                                                                  -----------
UNITED KINGDOM -- (2.1%)
AstraZeneca P.L.C.
    1.950%, 09/18/19.................................................        700      692,988
BAE Systems Holdings, Inc.
W   6.375%, 06/01/19.................................................        480      488,622
Barclays P.L.C.
    2.750%, 11/08/19.................................................      1,500    1,489,533
    2.875%, 06/08/20.................................................        500      493,886
BP Capital Markets P.L.C.
    2.315%, 02/13/20.................................................      2,550    2,523,397
HSBC USA, Inc.
    2.375%, 11/13/19.................................................      1,000      992,428
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................               6,680,854
                                                                                  -----------
UNITED STATES -- (29.5%)
Allergan Funding SCS
    3.000%, 03/12/20.................................................      1,200    1,194,793
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,800    1,796,593
Altria Group, Inc.
    2.625%, 01/14/20.................................................      2,000    1,987,047
American Express Credit Corp.
    2.375%, 05/26/20.................................................      1,000      986,110
American Honda Finance Corp.
    2.150%, 03/13/20.................................................      1,500    1,478,723
Amgen, Inc.
    2.200%, 05/11/20.................................................      1,000      984,480
Anthem, Inc.
    2.500%, 11/21/20.................................................      1,766    1,730,223
Apple, Inc.
    1.800%, 05/11/20.................................................      2,000    1,963,040
    2.000%, 11/13/20.................................................      2,500    2,445,862

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    2.450%, 06/30/20.................................................       1,500  $1,476,872
Autodesk, Inc.
    3.125%, 06/15/20.................................................       1,500   1,493,777
Bank of America Corp.
    2.250%, 04/21/20.................................................       1,035   1,020,056
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.................................................       2,000   1,976,360
Biogen, Inc.
    2.900%, 09/15/20.................................................       2,000   1,980,885
Boston Scientific Corp.
    6.000%, 01/15/20.................................................       1,300   1,340,032
Capital One NA
    2.350%, 01/31/20.................................................       1,500   1,481,070
Chevron Corp.
    1.961%, 03/03/20.................................................       3,600   3,549,223
Citibank NA
    2.100%, 06/12/20.................................................       1,000     981,738
Citizens Bank N.A.
    2.450%, 12/04/19.................................................       2,200   2,183,393
Coca-Cola Co. (The)
    1.875%, 10/27/20.................................................       1,000     977,445
Costco Wholesale Corp.
#   1.750%, 02/15/20.................................................         950     934,222
CVS Health Corp.
    2.800%, 07/20/20.................................................       1,500   1,484,135
Discovery Communications LLC
W   2.750%, 11/15/19.................................................       2,000   1,985,829
Dominion Energy, Inc.
    2.500%, 12/01/19.................................................       2,000   1,987,913
Eastman Chemical Co.
    2.700%, 01/15/20.................................................       2,000   1,984,949
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.................................................         632     642,763
EMD Finance LLC
#W  2.400%, 03/19/20.................................................       2,100   2,069,727
Enterprise Products Operating LLC
    5.250%, 01/31/20.................................................       2,000   2,046,080
Exelon Generation Co. LLC
#   2.950%, 01/15/20.................................................       2,000   1,987,291
Express Scripts Holding Co.
    2.250%, 06/15/19.................................................       2,000   1,992,602
Ford Motor Credit Co. LLC
    2.681%, 01/09/20.................................................       1,000     985,621
General Electric Co.
    2.200%, 01/09/20.................................................       1,000     981,944
General Motors Financial Co., Inc.
#   2.350%, 10/04/19.................................................         429     424,813
    3.150%, 01/15/20.................................................       1,600   1,592,164

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
UNITED STATES -- (Continued)
Gilead Sciences, Inc.
    2.350%, 02/01/20.................................................    1,500  $1,485,181
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.................................................    1,000   1,040,647
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................    1,000     982,640
Humana, Inc.
    2.625%, 10/01/19.................................................    2,981   2,965,746
JM Smucker Co. (The)
    2.500%, 03/15/20.................................................    1,061   1,051,147
John Deere Capital Corp.
    2.050%, 03/10/20.................................................      220     217,081
JPMorgan Chase & Co.
#   2.250%, 01/23/20.................................................    1,000     988,154
#   4.950%, 03/25/20.................................................    2,000   2,046,036
Kraft Heinz Foods Co.
    5.375%, 02/10/20.................................................    1,500   1,539,336
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.................................................      400     394,722
Markel Corp.
    7.125%, 09/30/19.................................................      527     543,175
Medtronic, Inc.
    2.500%, 03/15/20.................................................    2,500   2,478,357
Microsoft Corp.
    1.850%, 02/06/20.................................................    1,500   1,480,910
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,300   1,332,773
Nuveen Finance LLC
W   2.950%, 11/01/19.................................................    1,000     998,045
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    3,000   2,955,240
PNC Bank NA
    2.600%, 07/21/20.................................................    1,000     987,953
Quest Diagnostics, Inc.
    4.750%, 01/30/20.................................................    1,131   1,150,114
Ryder System, Inc.
    2.450%, 09/03/19.................................................    2,000   1,988,901
Southern Co. (The)
    2.750%, 06/15/20.................................................    1,000     988,010
Target Corp.
    3.875%, 07/15/20.................................................      963     975,635
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.................................................    1,500   1,539,158
Textron, Inc.
    7.250%, 10/01/19.................................................    1,500   1,550,852
Tyson Foods, Inc.
    2.650%, 08/15/19.................................................    1,200   1,196,623
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................    1,600   1,642,605
Walmart, Inc.
    2.850%, 06/23/20.................................................    3,759   3,753,029

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                FACE
                                                                                               AMOUNT^    VALUE+
                                                                                               ------- ------------
                                                                                                (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.................................................    2,000  $  1,977,695
                                                                                                       ------------
TOTAL UNITED STATES.........................................................................             94,377,540
                                                                                                       ------------
TOTAL BONDS.................................................................................            272,727,129
                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (14.0%)
U.S. Treasury Notes
                           1.125%, 04/30/20.................................................    3,000     2,925,234
                           1.375%, 08/31/20.................................................    8,000     7,787,813
(double left angle quote)  1.750%, 10/31/20.................................................   25,000    24,455,078
                           1.625%, 11/30/20.................................................   10,000     9,746,094
                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................................................             44,914,219
                                                                                                       ------------
TOTAL INVESTMENT SECURITIES.................................................................            317,641,348
                                                                                                       ------------

                                                                          SHARES     VALUE+
                                                                          ------- ------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   196,232 $  2,270,404
                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $324,942,113)................................................             $319,911,752
                                                                                  ============

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
USD         1,952,321 SEK        17,425,383 Royal Bank of Scotland                    01/17/19    $   33,701
USD         2,971,503 SEK        26,399,979 Citibank, N.A.                            01/17/19        64,736
USD        56,298,577 CAD        73,526,505 Royal Bank of Scotland                    01/24/19       349,401
                                                                                                  ----------
TOTAL APPRECIATION                                                                                $  447,838
                                                                                                  ==========

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   2,429    12/21/18  $348,797,334 $329,263,095  $(19,534,239)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $348,797,334 $329,263,095  $(19,534,239)
                                                                        ============ ============  ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                                LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                                             ------------  ------------ -------- ------------
Bonds
   Australia................................................           --  $ 26,324,385       -- $ 26,324,385
   Austria..................................................           --     6,390,860       --    6,390,860
   Canada...................................................           --    65,327,818       --   65,327,818
   Denmark..................................................           --     1,467,465       --    1,467,465
   France...................................................           --     6,175,197       --    6,175,197
   Germany..................................................           --    13,612,829       --   13,612,829
   Japan....................................................           --    14,300,528       --   14,300,528
   Netherlands..............................................           --    10,494,855       --   10,494,855
   Norway...................................................           --     4,366,663       --    4,366,663
   Supranational Organization Obligations...................           --    12,026,241       --   12,026,241
   Sweden...................................................           --    11,181,894       --   11,181,894
   United Kingdom...........................................           --     6,680,854       --    6,680,854
   United States............................................           --    94,377,540       --   94,377,540
U.S. Treasury Obligations...................................           --    44,914,219       --   44,914,219
Securities Lending Collateral...............................           --     2,270,404       --    2,270,404
Forward Currency Contracts**................................           --       447,838       --      447,838
Futures Contracts**......................................... $(19,534,239)           --       --  (19,534,239)
                                                             ------------  ------------ -------- ------------
TOTAL....................................................... $(19,534,239) $320,359,590       -- $300,825,351
                                                             ============  ============ ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (97.1%)
COMMUNICATION SERVICES -- (9.3%)
*   Alphabet, Inc., Class A..........................................  13,358 $ 14,567,968       1.0%
*   Alphabet, Inc., Class C..........................................  14,150   15,236,295       1.1%
    AT&T, Inc........................................................ 393,396   12,069,389       0.8%
    Comcast Corp., Class A........................................... 334,263   12,748,791       0.9%
*   Facebook, Inc., Class A.......................................... 111,354   16,902,424       1.2%
    Verizon Communications, Inc...................................... 292,286   16,686,608       1.1%
    Walt Disney Co. (The)............................................ 109,919   12,621,999       0.9%
    Other Securities.................................................           38,427,539       2.5%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................          139,261,013       9.5%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (11.1%)
*   Amazon.com, Inc..................................................  22,255   35,563,713       2.4%
    Home Depot, Inc. (The)...........................................  65,195   11,466,497       0.8%
    McDonald's Corp..................................................  34,175    6,045,557       0.4%
    Other Securities.................................................          112,685,192       7.8%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          165,760,959      11.4%
                                                                              ------------      ----
CONSUMER STAPLES -- (6.9%)
    Altria Group, Inc................................................ 103,210    6,712,778       0.5%
    Coca-Cola Co. (The).............................................. 201,253    9,635,994       0.7%
    PepsiCo, Inc.....................................................  77,946    8,759,571       0.6%
    Philip Morris International, Inc.................................  60,871    5,360,909       0.4%
    Procter & Gamble Co. (The)....................................... 149,126   13,224,494       0.9%
    Walmart, Inc..................................................... 103,570   10,386,000       0.7%
    Other Securities.................................................           48,829,908       3.3%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................          102,909,654       7.1%
                                                                              ------------      ----
ENERGY -- (5.3%)
    Chevron Corp.....................................................  74,314    8,297,158       0.6%
    Exxon Mobil Corp................................................. 195,115   15,546,763       1.1%
    Other Securities.................................................           55,805,981       3.8%
                                                                              ------------      ----
TOTAL ENERGY.........................................................           79,649,902       5.5%
                                                                              ------------      ----
FINANCIALS -- (13.3%)
    American Express Co..............................................  52,182    5,360,657       0.4%
    Bank of America Corp............................................. 390,910   10,750,025       0.7%
*   Berkshire Hathaway, Inc., Class B................................  73,291   15,045,176       1.0%
    Citigroup, Inc...................................................  96,644    6,326,316       0.4%
    JPMorgan Chase & Co.............................................. 184,913   20,159,215       1.4%
    Wells Fargo & Co................................................. 245,966   13,092,770       0.9%
    Other Securities.................................................          127,561,442       8.8%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................          198,295,601      13.6%
                                                                              ------------      ----
HEALTH CARE -- (14.0%)
    AbbVie, Inc......................................................  90,253    7,026,196       0.5%
    Amgen, Inc.......................................................  43,564    8,398,704       0.6%
    Gilead Sciences, Inc.............................................  95,391    6,503,758       0.5%
    Johnson & Johnson................................................ 151,793   21,249,502       1.5%
    Medtronic P.L.C..................................................  57,457    5,160,788       0.4%
    Merck & Co., Inc................................................. 137,957   10,155,015       0.7%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc......................................................   367,312 $   15,816,455        1.1%
      UnitedHealth Group, Inc..........................................    50,895     13,301,408        0.9%
      Other Securities.................................................              122,235,210        8.2%
                                                                                  --------------      -----
TOTAL HEALTH CARE......................................................              209,847,036       14.4%
                                                                                  --------------      -----
INDUSTRIALS -- (11.4%)
      3M Co............................................................    32,179      6,122,377        0.4%
      Boeing Co. (The).................................................    30,391     10,784,550        0.7%
      Honeywell International, Inc.....................................    45,305      6,561,070        0.5%
      Union Pacific Corp...............................................    46,648      6,820,871        0.5%
      United Technologies Corp.........................................    46,145      5,731,670        0.4%
      Other Securities.................................................              134,582,824        9.2%
                                                                                  --------------      -----
TOTAL INDUSTRIALS......................................................              170,603,362       11.7%
                                                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.2%)
      Accenture P.L.C., Class A........................................    36,715      5,787,018        0.4%
      Apple, Inc.......................................................   282,000     61,718,520        4.2%
      Broadcom, Inc....................................................    23,056      5,152,785        0.4%
      Cisco Systems, Inc...............................................   258,975     11,848,106        0.8%
      Intel Corp.......................................................   309,228     14,496,609        1.0%
      International Business Machines Corp.............................    50,382      5,815,594        0.4%
      Mastercard, Inc., Class A........................................    52,075     10,293,665        0.7%
      Microsoft Corp...................................................   373,443     39,887,447        2.7%
      NVIDIA Corp......................................................    30,501      6,430,526        0.4%
      Oracle Corp......................................................   160,665      7,846,879        0.5%
#     QUALCOMM, Inc....................................................    82,129      5,165,093        0.4%
      Texas Instruments, Inc...........................................    54,653      5,073,438        0.4%
#     Visa, Inc., Class A..............................................    88,002     12,131,076        0.8%
      Other Securities.................................................              110,093,507        7.6%
                                                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................              301,740,263       20.7%
                                                                                  --------------      -----
MATERIALS -- (3.2%)
      Other Securities.................................................               48,112,312        3.3%
                                                                                  --------------      -----
REAL ESTATE -- (0.1%)
      Other Securities.................................................                2,308,624        0.1%
                                                                                  --------------      -----
UTILITIES -- (2.3%)
      Other Securities.................................................               33,942,309        2.3%
                                                                                  --------------      -----
TOTAL COMMON STOCKS....................................................            1,452,431,035       99.6%
                                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 2,938,825      2,938,825        0.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  DFA Short Term Investment Fund................................... 3,494,037     40,426,010        2.8%
                                                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,186,810,035)................................................           $1,495,795,870      102.6%
                                                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   Communication Services................................... $  139,261,013          --       -- $  139,261,013
   Consumer Discretionary...................................    165,760,959          --       --    165,760,959
   Consumer Staples.........................................    102,909,654          --       --    102,909,654
   Energy...................................................     79,649,902          --       --     79,649,902
   Financials...............................................    198,295,601          --       --    198,295,601
   Health Care..............................................    209,847,036          --       --    209,847,036
   Industrials..............................................    170,603,362          --       --    170,603,362
   Information Technology...................................    301,740,263          --       --    301,740,263
   Materials................................................     48,112,312          --       --     48,112,312
   Real Estate..............................................      2,308,624          --       --      2,308,624
   Utilities................................................     33,942,309          --       --     33,942,309
Temporary Cash Investments..................................      2,938,825          --       --      2,938,825
Securities Lending Collateral...............................             -- $40,426,010       --     40,426,010
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $1,455,369,860 $40,426,010       -- $1,495,795,870
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $25,270,626,500
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $25,270,626,500
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................           $  308,493,999       3.0%
CONSUMER DISCRETIONARY -- (11.3%)
#*  AutoNation, Inc..................................................   886,733     35,894,952       0.4%
    Goodyear Tire & Rubber Co. (The)................................. 1,521,992     32,053,152       0.3%
#   Toll Brothers, Inc............................................... 1,774,310     59,723,275       0.6%
    Other Securities.................................................            1,204,007,396      11.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,331,678,775      12.7%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.2%)
#*  Post Holdings, Inc...............................................   611,801     54,095,444       0.5%
*   US Foods Holding Corp............................................ 1,326,779     38,702,143       0.4%
    Other Securities.................................................              288,949,403       2.8%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              381,746,990       3.7%
                                                                                --------------      ----
ENERGY -- (8.1%)
#*  CNX Resources Corp............................................... 2,740,170     42,883,660       0.4%
#   Helmerich & Payne, Inc...........................................   541,457     33,727,357       0.3%
#   Murphy Oil Corp.................................................. 1,760,048     56,075,129       0.5%
    Patterson-UTI Energy, Inc........................................ 2,023,306     33,667,812       0.3%
#   PBF Energy, Inc., Class A........................................ 1,256,465     52,583,060       0.5%
#   Peabody Energy Corp..............................................   924,294     32,766,222       0.3%
    Other Securities.................................................              705,159,756       6.8%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              956,862,996       9.1%
                                                                                --------------      ----
FINANCIALS -- (24.3%)
    Aspen Insurance Holdings, Ltd....................................   783,262     32,803,013       0.3%
    Associated Banc-Corp............................................. 1,656,459     38,396,720       0.4%
    Assurant, Inc....................................................   594,672     57,808,065       0.6%
    Assured Guaranty, Ltd............................................ 1,393,974     55,731,081       0.5%
#   CIT Group, Inc...................................................   700,495     33,189,453       0.3%
    IBERIABANK Corp..................................................   467,494     34,823,628       0.3%
#   Investors Bancorp, Inc........................................... 3,443,442     38,497,682       0.4%
    Kemper Corp......................................................   427,696     32,158,462       0.3%
#   Legg Mason, Inc.................................................. 1,178,698     33,262,858       0.3%
#   New York Community Bancorp, Inc.................................. 3,988,804     38,212,742       0.4%
    Old Republic International Corp.................................. 2,053,698     45,284,041       0.4%
#   PacWest Bancorp.................................................. 1,289,640     52,385,177       0.5%
#   People's United Financial, Inc................................... 3,892,331     60,953,903       0.6%
    Popular, Inc.....................................................   813,041     42,286,262       0.4%
#   Prosperity Bancshares, Inc.......................................   656,128     42,668,004       0.4%
    Umpqua Holdings Corp............................................. 2,524,909     48,478,253       0.5%
    Unum Group....................................................... 1,071,647     38,857,920       0.4%
    Other Securities.................................................            2,146,156,232      20.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            2,871,953,496      27.4%
                                                                                --------------      ----
HEALTH CARE -- (5.2%)
*   Haemonetics Corp.................................................   327,964     34,262,399       0.3%
*   MEDNAX, Inc......................................................   796,812     32,900,367       0.3%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $   548,451,325       5.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               615,614,091       5.9%
                                                                                ---------------      ----
INDUSTRIALS -- (17.5%)
#*  AECOM............................................................ 1,446,396      42,147,979       0.4%
#   AGCO Corp........................................................   751,921      42,137,653       0.4%
#   Air Lease Corp................................................... 1,040,908      39,658,595       0.4%
#   Alaska Air Group, Inc............................................   577,044      35,442,042       0.3%
#   AMERCO...........................................................   101,651      33,187,018       0.3%
#*  Genesee & Wyoming, Inc., Class A.................................   587,682      46,562,045       0.5%
    Jacobs Engineering Group, Inc....................................   633,488      47,568,614       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      46,664,521       0.5%
#*  Kirby Corp.......................................................   482,788      34,731,769       0.3%
*   Quanta Services, Inc............................................. 1,660,315      51,801,828       0.5%
    Trinity Industries, Inc.......................................... 1,613,572      46,067,481       0.4%
    Other Securities.................................................             1,604,952,129      15.3%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,070,921,674      19.8%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#*  ARRIS International P.L.C........................................ 1,348,683      33,541,746       0.3%
*   Arrow Electronics, Inc........................................... 1,011,968      68,520,353       0.7%
    Avnet, Inc....................................................... 1,492,691      59,812,128       0.6%
    Jabil, Inc....................................................... 1,470,618      36,368,383       0.4%
*   Tech Data Corp...................................................   484,009      34,200,076       0.3%
    Other Securities.................................................               942,400,737       8.9%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,174,843,423      11.2%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
*   Alcoa Corp.......................................................   987,656      34,558,083       0.3%
    KapStone Paper and Packaging Corp................................   944,202      33,047,070       0.3%
    Reliance Steel & Aluminum Co.....................................   771,739      60,905,642       0.6%
#   United States Steel Corp......................................... 1,443,346      38,291,969       0.4%
    Other Securities.................................................               437,612,779       4.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               604,415,543       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                41,227,149       0.4%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                10,816,540       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            10,368,574,676      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   587,113       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   569,161       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 1,156,274       0.0%
                                                                                ---------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $       138,948        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              10,369,869,898
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 108,517,318     108,517,318        1.0%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (11.4%)
@(S)  DFA Short Term Investment Fund................................... 116,307,885   1,345,682,235       12.9%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)                                                         $11,824,069,451      113.0%
  (Cost $10,359,178,056)...............................................             ===============      =====

As of October 31, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    650     12/21/18  $90,230,077 $88,110,750  $(2,119,327)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $90,230,077 $88,110,750  $(2,119,327)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  308,493,999       --       -- $  308,493,999
   Consumer Discretionary...................................  1,331,678,775       --       --  1,331,678,775
   Consumer Staples.........................................    381,746,990       --       --    381,746,990
   Energy...................................................    956,862,996       --       --    956,862,996
   Financials...............................................  2,871,878,335 $ 75,161       --  2,871,953,496
   Health Care..............................................    615,614,091       --       --    615,614,091
   Industrials..............................................  2,070,921,674       --       --  2,070,921,674
   Information Technology...................................  1,174,743,101  100,322       --  1,174,843,423
   Materials................................................    604,295,440  120,103       --    604,415,543
   Real Estate..............................................     41,227,149       --       --     41,227,149
   Utilities................................................     10,816,540       --       --     10,816,540
Preferred Stocks
   Consumer Discretionary...................................        587,113       --       --        587,113
   Health Care..............................................             --  569,161       --        569,161
Rights/Warrants
   Consumer Discretionary...................................             --   65,408       --         65,408
   Information Technology...................................         73,540       --       --         73,540
Temporary Cash Investments..................................    108,517,318       --       --    108,517,318

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Securities Lending Collateral...............................              --  $1,345,682,235       -- $ 1,345,682,235
Futures Contracts**......................................... $    (2,119,327)             --       --      (2,119,327)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $10,475,337,734  $1,346,612,390       -- $11,821,950,124
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (88.7%)
COMMUNICATION SERVICES -- (3.8%)
#*  Cars.com, Inc.................................................... 2,388,128 $   62,354,022       0.4%
    Telephone & Data Systems, Inc.................................... 3,234,144     99,708,660       0.7%
    Other Securities.................................................              453,023,371       3.1%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              615,086,053       4.2%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
    Aaron's, Inc..................................................... 2,376,468    112,002,937       0.8%
*   Adtalem Global Education, Inc.................................... 2,070,796    104,844,401       0.7%
#   Bed Bath & Beyond, Inc........................................... 5,721,973     78,619,909       0.5%
    Graham Holdings Co., Class B.....................................   108,364     62,964,902       0.4%
#   Signet Jewelers, Ltd............................................. 1,122,217     62,900,263       0.4%
*   Taylor Morrison Home Corp., Class A.............................. 3,908,564     64,647,649       0.5%
    Other Securities.................................................            1,432,105,887       9.7%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,918,085,948      13.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#*  Darling Ingredients, Inc......................................... 5,729,476    118,370,974       0.8%
#   Seaboard Corp....................................................    18,207     70,370,055       0.5%
    Other Securities.................................................              378,752,664       2.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              567,493,693       3.8%
                                                                                --------------      ----
ENERGY -- (10.2%)
#*  Callon Petroleum Co.............................................. 6,666,932     66,469,312       0.5%
*   CNX Resources Corp............................................... 4,732,141     74,058,007       0.5%
#   Ensco P.L.C., Class A............................................ 9,849,782     70,327,444       0.5%
#*  Oasis Petroleum, Inc............................................. 7,610,436     76,560,986       0.5%
#   PBF Energy, Inc., Class A........................................ 1,992,378     83,381,019       0.6%
*   QEP Resources, Inc............................................... 7,197,405     64,128,879       0.4%
#   SM Energy Co..................................................... 2,992,771     72,844,046       0.5%
    World Fuel Services Corp......................................... 2,670,928     85,469,696       0.6%
    Other Securities.................................................            1,071,256,644       7.2%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,664,496,033      11.3%
                                                                                --------------      ----
FINANCIALS -- (23.3%)
    American Equity Investment Life Holding Co....................... 3,187,525     99,514,530       0.7%
    Argo Group International Holdings, Ltd........................... 1,245,707     76,748,008       0.5%
    Associated Banc-Corp............................................. 3,660,040     84,839,727       0.6%
    CNO Financial Group, Inc......................................... 4,510,009     85,239,170       0.6%
#*  First BanCorp.................................................... 6,778,352     62,564,189       0.4%
    Fulton Financial Corp............................................ 5,447,498     87,214,443       0.6%
    Hanover Insurance Group, Inc. (The)..............................   754,117     83,993,551       0.6%
    Kemper Corp...................................................... 1,886,178    141,821,724       1.0%
    MB Financial, Inc................................................ 1,968,564     87,384,556       0.6%
    Navigators Group, Inc. (The).....................................   913,659     63,179,520       0.4%
#   Old National Bancorp............................................. 4,656,070     83,110,849       0.6%
#   Selective Insurance Group, Inc................................... 1,260,196     81,723,711       0.6%
#   Washington Federal, Inc.......................................... 2,970,485     83,648,858       0.6%
    Other Securities.................................................            2,703,693,771      18.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,824,676,607      26.0%
                                                                                --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (4.3%)
#*  Acadia Healthcare Co., Inc....................................... 1,756,727 $    72,904,171       0.5%
#*  LifePoint Health, Inc............................................ 1,220,067      79,133,546       0.5%
#*  Mallinckrodt P.L.C............................................... 2,606,501      65,318,915       0.5%
    Other Securities.................................................               480,522,018       3.2%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               697,878,650       4.7%
                                                                                ---------------      ----
INDUSTRIALS -- (16.3%)
*   Esterline Technologies Corp...................................... 1,028,708     120,729,171       0.8%
*   FTI Consulting, Inc.............................................. 1,026,969      70,973,828       0.5%
#   GATX Corp........................................................ 1,301,795      97,543,499       0.7%
    Regal Beloit Corp................................................   950,766      68,169,922       0.5%
    SkyWest, Inc..................................................... 1,716,539      98,340,519       0.7%
*   WESCO International, Inc......................................... 1,326,315      66,554,487       0.5%
    Other Securities.................................................             2,152,986,242      14.5%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,675,297,668      18.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (10.0%)
#*  CACI International, Inc., Class A................................   664,115     118,517,963       0.8%
#*  Cree, Inc........................................................ 1,885,295      73,187,152       0.5%
#*  NetScout Systems, Inc............................................ 2,891,670      73,043,584       0.5%
    SYNNEX Corp......................................................   802,692      62,296,926       0.4%
*   Tech Data Corp................................................... 1,121,386      79,237,135       0.6%
#   Vishay Intertechnology, Inc...................................... 4,291,798      78,539,903       0.5%
    Other Securities.................................................             1,154,322,829       7.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,639,145,492      11.1%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
#   Carpenter Technology Corp........................................ 1,549,848      67,588,871       0.5%
    Commercial Metals Co............................................. 4,129,700      78,712,082       0.5%
    Domtar Corp...................................................... 2,032,401      94,120,490       0.7%
#*  Platform Specialty Products Corp................................. 5,738,347      62,088,915       0.4%
    Other Securities.................................................               535,703,289       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               838,213,647       5.7%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                73,164,265       0.5%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                11,139,707       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            14,524,677,763      98.6%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   431,499       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                    56,422       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            14,525,165,684
                                                                                ---------------

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 185,683,542 $   185,683,542        1.3%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (10.2%)
@(S). DFA Short Term Investment Fund................................... 144,094,280   1,667,170,818       11.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,223,635,118)...............................................             $16,378,020,044      111.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,452    12/21/18  $199,312,500 $196,825,860  $(2,486,640)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $199,312,500 $196,825,860  $(2,486,640)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $   615,086,053              --       -- $   615,086,053
   Consumer Discretionary...................................   1,918,085,948              --       --   1,918,085,948
   Consumer Staples.........................................     567,493,693              --       --     567,493,693
   Energy...................................................   1,664,496,033              --       --   1,664,496,033
   Financials...............................................   3,824,503,479  $      173,128       --   3,824,676,607
   Health Care..............................................     697,878,650              --       --     697,878,650
   Industrials..............................................   2,675,297,668              --       --   2,675,297,668
   Information Technology...................................   1,639,145,492              --       --   1,639,145,492
   Materials................................................     838,132,991          80,656       --     838,213,647
   Real Estate..............................................      73,164,265              --       --      73,164,265
   Utilities................................................      11,139,707              --       --      11,139,707
Preferred Stocks
   Consumer Discretionary...................................         431,499              --       --         431,499
Rights/Warrants
   Consumer Discretionary...................................              --          56,422       --          56,422
Temporary Cash Investments..................................     185,683,542              --       --     185,683,542
Securities Lending Collateral...............................              --   1,667,170,818       --   1,667,170,818
Futures Contracts**.........................................      (2,486,640)             --       --      (2,486,640)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $14,708,052,380  $1,667,481,024       -- $16,375,533,404
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (93.5%)
COMMUNICATION SERVICES -- (7.2%)
*   Alphabet, Inc., Class A..........................................   120,930 $  131,883,839       0.6%
*   Alphabet, Inc., Class C..........................................   127,904    137,723,190       0.6%
    AT&T, Inc........................................................ 6,130,179    188,073,892       0.8%
    Comcast Corp., Class A........................................... 4,173,235    159,167,183       0.7%
*   Facebook, Inc., Class A.......................................... 1,220,638    185,280,642       0.8%
    Verizon Communications, Inc...................................... 3,251,730    185,641,266       0.8%
    Walt Disney Co. (The)............................................ 1,300,036    149,283,134       0.6%
    Other Securities.................................................              672,522,839       2.8%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,809,575,985       7.7%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
*   Amazon.com, Inc..................................................   323,429    516,842,776       2.2%
    Home Depot, Inc. (The)...........................................   912,692    160,524,269       0.7%
    McDonald's Corp..................................................   529,832     93,727,281       0.4%
    Other Securities.................................................            2,280,008,502       9.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            3,051,102,828      12.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (6.0%)
    Altria Group, Inc................................................ 1,416,780     92,147,371       0.4%
    Coca-Cola Co. (The).............................................. 2,670,749    127,875,462       0.6%
    Costco Wholesale Corp............................................   310,004     70,876,214       0.3%
    PepsiCo, Inc..................................................... 1,085,193    121,953,989       0.5%
    Philip Morris International, Inc.................................   761,282     67,046,106       0.3%
    Procter & Gamble Co. (The)....................................... 1,330,619    117,999,293       0.5%
    Walmart, Inc..................................................... 1,333,978    133,771,314       0.6%
    Other Securities.................................................              779,443,558       3.2%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,511,113,307       6.4%
                                                                                --------------      ----
ENERGY -- (5.3%)
    Chevron Corp..................................................... 1,161,601    129,692,752       0.6%
    Exxon Mobil Corp................................................. 2,797,473    222,902,649       1.0%
    Other Securities.................................................              975,156,498       4.0%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,327,751,899       5.6%
                                                                                --------------      ----
FINANCIALS -- (13.9%)
    American Express Co..............................................   625,797     64,288,126       0.3%
    Bank of America Corp............................................. 5,850,983    160,902,032       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,192,385    244,772,793       1.1%
    Citigroup, Inc................................................... 1,356,080     88,768,997       0.4%
    JPMorgan Chase & Co.............................................. 2,314,893    252,369,635       1.1%
    Wells Fargo & Co................................................. 3,061,425    162,959,653       0.7%
    Other Securities.................................................            2,510,744,852      10.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,484,806,088      14.8%
                                                                                --------------      ----
HEALTH CARE -- (11.8%)
    AbbVie, Inc...................................................... 1,184,385     92,204,372       0.4%
    Amgen, Inc.......................................................   522,469    100,726,799       0.4%
    Gilead Sciences, Inc.............................................   965,652     65,838,153       0.3%
    Johnson & Johnson................................................ 1,776,597    248,705,814       1.1%
    Merck & Co., Inc................................................. 1,410,637    103,836,990       0.5%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Pfizer, Inc...................................................... 4,460,636 $   192,074,986       0.8%
    UnitedHealth Group, Inc..........................................   600,291     156,886,053       0.7%
    Other Securities.................................................             2,000,948,158       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,961,221,325      12.5%
                                                                                ---------------      ----
INDUSTRIALS -- (12.2%)
    3M Co............................................................   444,281      84,528,903       0.4%
    Boeing Co. (The).................................................   438,967     155,771,830       0.7%
    Honeywell International, Inc.....................................   490,013      70,963,683       0.3%
    Union Pacific Corp...............................................   505,841      73,964,071       0.3%
    United Technologies Corp.........................................   558,450      69,365,074       0.3%
    Other Securities.................................................             2,598,429,498      10.9%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,053,023,059      12.9%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (18.4%)
    Accenture P.L.C., Class A........................................   529,501      83,459,948       0.4%
*   Adobe, Inc.......................................................   255,800      62,865,408       0.3%
    Apple, Inc....................................................... 3,961,863     867,093,336       3.7%
    Cisco Systems, Inc............................................... 2,718,780     124,384,185       0.5%
    Intel Corp....................................................... 4,520,919     211,940,683       0.9%
    International Business Machines Corp.............................   721,201      83,248,231       0.4%
    Mastercard, Inc., Class A........................................   728,506     144,003,781       0.6%
    Microsoft Corp................................................... 5,151,344     550,215,053       2.3%
    NVIDIA Corp......................................................   393,195      82,897,302       0.4%
    Oracle Corp...................................................... 1,546,136      75,513,282       0.3%
    Texas Instruments, Inc...........................................   769,161      71,401,216       0.3%
#   Visa, Inc., Class A.............................................. 1,178,103     162,401,499       0.7%
    Other Securities.................................................             2,110,417,441       8.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,629,841,365      19.6%
                                                                                ---------------      ----
MATERIALS -- (3.7%)
    DowDuPont, Inc................................................... 1,288,546      69,478,400       0.3%
    Other Securities.................................................               852,620,586       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               922,098,986       3.9%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                68,119,352       0.3%
                                                                                ---------------      ----
UTILITIES -- (2.6%)
    Other Securities.................................................               659,709,469       2.8%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            23,478,363,663      99.4%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   379,913       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    45,768       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            23,478,789,344
                                                                                ---------------

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 167,632,701 $   167,632,701        0.7%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (5.8%)
@(S)  DFA Short Term Investment Fund................................... 127,057,501   1,470,055,290        6.2%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,558,649,663)...............................................             $25,116,477,335      106.3%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    920     12/21/18  $130,057,377 $124,710,600  $(5,346,777)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $130,057,377 $124,710,600  $(5,346,777)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,809,575,985              --       -- $ 1,809,575,985
   Consumer Discretionary...................................   3,051,102,603  $          225       --   3,051,102,828
   Consumer Staples.........................................   1,511,113,307              --       --   1,511,113,307
   Energy...................................................   1,327,751,899              --       --   1,327,751,899
   Financials...............................................   3,484,787,418          18,670       --   3,484,806,088
   Health Care..............................................   2,961,221,325              --       --   2,961,221,325
   Industrials..............................................   3,053,023,059              --       --   3,053,023,059
   Information Technology...................................   4,629,841,365              --       --   4,629,841,365
   Materials................................................     922,007,831          91,155       --     922,098,986
   Real Estate..............................................      68,119,352              --       --      68,119,352
   Utilities................................................     659,709,469              --       --     659,709,469
Preferred Stocks
   Consumer Discretionary...................................         379,913              --       --         379,913
Rights/Warrants
   Consumer Discretionary...................................              --           3,445       --           3,445
   Information Technology...................................          42,323              --       --          42,323
Temporary Cash Investments..................................     167,632,701              --       --     167,632,701
Securities Lending Collateral...............................              --   1,470,055,290       --   1,470,055,290
Futures Contracts**.........................................      (5,346,777)             --       --      (5,346,777)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $23,640,961,773  $1,470,168,785       -- $25,111,130,558
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (92.5%)
COMMUNICATION SERVICES -- (7.4%)
*   Alphabet, Inc., Class A..........................................    96,783 $  105,549,604       0.4%
*   Alphabet, Inc., Class C..........................................   102,183    110,027,589       0.5%
    AT&T, Inc........................................................ 8,944,297    274,411,032       1.1%
*   Charter Communications, Inc., Class A............................   212,965     68,227,597       0.3%
    Comcast Corp., Class A........................................... 5,784,188    220,608,930       0.9%
*   Facebook, Inc., Class A..........................................   860,132    130,559,436       0.5%
    Verizon Communications, Inc...................................... 3,707,953    211,687,037       0.9%
    Walt Disney Co. (The)............................................ 1,377,980    158,233,443       0.7%
    Other Securities.................................................              674,525,440       2.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,953,830,108       7.9%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.3%)
*   Amazon.com, Inc..................................................   219,288    350,424,417       1.4%
    Home Depot, Inc. (The)...........................................   585,264    102,936,232       0.4%
    Other Securities.................................................            2,546,368,748      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            2,999,729,397      12.2%
                                                                                --------------      ----
CONSUMER STAPLES -- (5.7%)
    Altria Group, Inc................................................ 1,147,485     74,632,424       0.3%
    Coca-Cola Co. (The).............................................. 2,241,967    107,345,380       0.4%
    PepsiCo, Inc.....................................................   720,412     80,959,901       0.3%
    Procter & Gamble Co. (The)....................................... 1,360,960    120,689,933       0.5%
    Walmart, Inc..................................................... 1,664,889    166,955,069       0.7%
    Other Securities.................................................              954,127,493       3.9%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,504,710,200       6.1%
                                                                                --------------      ----
ENERGY -- (5.9%)
    Chevron Corp..................................................... 1,187,428    132,576,336       0.5%
    Exxon Mobil Corp................................................. 3,287,526    261,950,072       1.1%
    Marathon Petroleum Corp.......................................... 1,108,122     78,067,195       0.3%
    Other Securities.................................................            1,075,751,874       4.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,548,345,477       6.3%
                                                                                --------------      ----
FINANCIALS -- (16.2%)
    American Express Co..............................................   809,859     83,196,815       0.3%
    Bank of America Corp............................................. 5,982,585    164,521,087       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,010,279    207,390,073       0.9%
    Citigroup, Inc................................................... 1,515,166     99,182,766       0.4%
    Goldman Sachs Group, Inc. (The)..................................   284,073     64,021,532       0.3%
    JPMorgan Chase & Co.............................................. 2,971,967    324,003,842       1.3%
    U.S. Bancorp..................................................... 1,203,717     62,918,288       0.3%
    Wells Fargo & Co................................................. 4,176,962    222,339,687       0.9%
    Other Securities.................................................            3,052,410,847      12.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            4,279,984,937      17.3%
                                                                                --------------      ----
HEALTH CARE -- (11.1%)
    Aetna, Inc.......................................................   323,980     64,277,632       0.3%
    Amgen, Inc.......................................................   432,973     83,472,865       0.3%
    CVS Health Corp..................................................   988,292     71,542,458       0.3%
*   Express Scripts Holding Co.......................................   729,276     70,717,894       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Gilead Sciences, Inc............................................. 1,079,751 $    73,617,423       0.3%
    Johnson & Johnson................................................ 1,464,135     204,964,259       0.8%
    Merck & Co., Inc................................................. 1,225,225      90,188,812       0.4%
    Pfizer, Inc...................................................... 5,366,341     231,074,643       0.9%
    UnitedHealth Group, Inc..........................................   617,082     161,274,381       0.7%
    Other Securities.................................................             1,890,811,287       7.6%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,941,941,654      11.9%
                                                                                ---------------      ----
INDUSTRIALS -- (12.6%)
    Boeing Co. (The).................................................   212,778      75,506,401       0.3%
    Delta Air Lines, Inc............................................. 1,138,794      62,326,196       0.3%
    Union Pacific Corp...............................................   671,012      98,115,375       0.4%
    United Technologies Corp.........................................   641,069      79,627,180       0.3%
    Other Securities.................................................             3,014,946,216      12.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,330,521,368      13.5%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (16.5%)
    Apple, Inc....................................................... 3,339,047     730,783,826       3.0%
    Cisco Systems, Inc............................................... 4,080,996     186,705,567       0.8%
    Intel Corp....................................................... 5,141,165     241,017,815       1.0%
    International Business Machines Corp.............................   582,945      67,289,341       0.3%
    Mastercard, Inc., Class A........................................   481,810      95,239,383       0.4%
*   Micron Technology, Inc........................................... 1,627,340      61,383,265       0.3%
    Microsoft Corp................................................... 3,927,281     419,472,884       1.7%
    NVIDIA Corp......................................................   379,942      80,103,172       0.3%
    Oracle Corp...................................................... 1,640,590      80,126,416       0.3%
#   Visa, Inc., Class A..............................................   982,237     135,401,370       0.6%
    Other Securities.................................................             2,256,534,183       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,354,057,222      17.7%
                                                                                ---------------      ----
MATERIALS -- (3.8%)
    DowDuPont, Inc................................................... 1,209,038      65,191,329       0.3%
    Other Securities.................................................               951,732,335       3.8%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................             1,016,923,664       4.1%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                82,621,632       0.3%
                                                                                ---------------      ----
UTILITIES -- (1.7%)
    Other Securities.................................................               457,389,465       1.9%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            24,470,055,124      99.2%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   588,923       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    78,530       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            24,470,722,577
                                                                                ---------------

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 225,633,779 $   225,633,779        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  DFA Short Term Investment Fund................................... 151,007,960   1,747,162,103        7.1%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,293,277,501)...............................................             $26,443,518,459      107.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,355    12/21/18  $192,694,761 $183,677,025  $(9,017,736)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $192,694,761 $183,677,025  $(9,017,736)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,953,830,108              --       -- $ 1,953,830,108
   Consumer Discretionary...................................   2,999,728,881  $          516       --   2,999,729,397
   Consumer Staples.........................................   1,504,710,200              --       --   1,504,710,200
   Energy...................................................   1,548,345,477              --       --   1,548,345,477
   Financials...............................................   4,279,953,634          31,303       --   4,279,984,937
   Health Care..............................................   2,941,938,973           2,681       --   2,941,941,654
   Industrials..............................................   3,330,521,368              --       --   3,330,521,368
   Information Technology...................................   4,354,038,836          18,386       --   4,354,057,222
   Materials................................................   1,016,737,233         186,431       --   1,016,923,664
   Real Estate..............................................      82,621,632              --       --      82,621,632
   Utilities................................................     457,389,465              --       --     457,389,465
Preferred Stocks
   Consumer Discretionary...................................         588,923              --       --         588,923
Rights/Warrants
   Consumer Discretionary...................................              --           9,652       --           9,652
   Information Technology...................................          68,878              --       --          68,878
Temporary Cash Investments..................................     225,633,779              --       --     225,633,779
Securities Lending Collateral...............................              --   1,747,162,103       --   1,747,162,103
Futures Contracts**.........................................      (9,017,736)             --       --      (9,017,736)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $24,687,089,651  $1,747,411,072       -- $26,434,500,723
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (91.1%)
COMMUNICATION SERVICES -- (5.7%)
*   Alphabet, Inc., Class A..........................................    10,540 $ 11,494,713       0.3%
*   Alphabet, Inc., Class C..........................................    11,067   11,916,614       0.3%
    AT&T, Inc........................................................ 1,539,467   47,230,848       1.0%
    CenturyLink, Inc.................................................   377,622    7,794,118       0.2%
*   Charter Communications, Inc., Class A............................    32,597   10,443,101       0.2%
    Comcast Corp., Class A...........................................   487,867   18,607,247       0.4%
    Verizon Communications, Inc......................................   270,126   15,421,493       0.3%
    Walt Disney Co. (The)............................................   118,253   13,578,992       0.3%
    Other Securities.................................................            149,606,760       3.2%
                                                                                ------------      ----
TOTAL COMMUNICATION SERVICES.........................................            286,093,886       6.2%
                                                                                ------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
    Ford Motor Co....................................................   819,606    7,827,237       0.2%
    General Motors Co................................................   390,610   14,292,420       0.3%
#   Kohl's Corp......................................................   101,028    7,650,850       0.2%
    Macy's, Inc......................................................   234,362    8,036,273       0.2%
#   Urban Outfitters, Inc............................................   199,203    7,860,550       0.2%
    Other Securities.................................................            469,886,970      10.1%
                                                                                ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            515,554,300      11.2%
                                                                                ------------      ----
CONSUMER STAPLES -- (3.7%)
#   Post Holdings, Inc...............................................    93,010    8,223,944       0.2%
    Procter & Gamble Co. (The).......................................   116,144   10,299,650       0.2%
    Walgreens Boots Alliance, Inc....................................    95,500    7,618,035       0.2%
    Walmart, Inc.....................................................   198,213   19,876,800       0.4%
    Other Securities.................................................            142,076,001       3.1%
                                                                                ------------      ----
TOTAL CONSUMER STAPLES...............................................            188,094,430       4.1%
                                                                                ------------      ----
ENERGY -- (7.2%)
    Chevron Corp.....................................................   211,373   23,599,795       0.5%
*   Concho Resources, Inc............................................    57,925    8,056,788       0.2%
    Exxon Mobil Corp.................................................   430,003   34,262,639       0.8%
    HollyFrontier Corp...............................................   182,118   12,282,038       0.3%
    Marathon Petroleum Corp..........................................   284,507   20,043,518       0.4%
    PBF Energy, Inc., Class A........................................   188,703    7,897,221       0.2%
    Valero Energy Corp...............................................   104,590    9,527,103       0.2%
    Other Securities.................................................            245,567,684       5.2%
                                                                                ------------      ----
TOTAL ENERGY.........................................................            361,236,786       7.8%
                                                                                ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc..............................................   307,805    7,821,325       0.2%
    American Express Co..............................................    75,579    7,764,231       0.2%
    Bank of America Corp............................................. 1,187,298   32,650,695       0.7%
*   Berkshire Hathaway, Inc., Class B................................    91,166   18,714,556       0.4%
    Citigroup, Inc...................................................   312,527   20,458,017       0.5%
    Goldman Sachs Group, Inc. (The)..................................    44,550   10,040,233       0.2%
    Hartford Financial Services Group, Inc. (The)....................   171,851    7,805,472       0.2%
    JPMorgan Chase & Co..............................................   550,713   60,038,731       1.3%
    Kemper Corp......................................................   102,089    7,676,072       0.2%
    Morgan Stanley...................................................   171,784    7,843,657       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
FINANCIALS -- (Continued)
    Regions Financial Corp........................................... 533,364 $    9,051,187       0.2%
    Wells Fargo & Co................................................. 846,080     45,036,838       1.0%
    Other Securities.................................................            902,642,915      19.4%
                                                                              --------------      ----
TOTAL FINANCIALS.....................................................          1,137,543,929      24.7%
                                                                              --------------      ----
HEALTH CARE -- (8.4%)
    Abbott Laboratories.............................................. 124,325      8,570,965       0.2%
    Anthem, Inc......................................................  28,912      7,967,280       0.2%
    CVS Health Corp.................................................. 102,304      7,405,787       0.2%
    Johnson & Johnson................................................  93,489     13,087,525       0.3%
    Merck & Co., Inc................................................. 149,737     11,022,141       0.3%
    Pfizer, Inc...................................................... 446,979     19,246,916       0.4%
    UnitedHealth Group, Inc..........................................  74,301     19,418,566       0.4%
    Other Securities.................................................            336,843,039       7.2%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            423,562,219       9.2%
                                                                              --------------      ----
INDUSTRIALS -- (14.5%)
    Norfolk Southern Corp............................................  44,415      7,454,169       0.2%
    Other Securities.................................................            721,043,237      15.6%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................            728,497,406      15.8%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (12.5%)
    Apple, Inc....................................................... 285,245     62,428,721       1.4%
    Cisco Systems, Inc............................................... 447,995     20,495,771       0.5%
    Intel Corp....................................................... 578,019     27,097,531       0.6%
*   Micron Technology, Inc........................................... 295,915     11,161,914       0.3%
    Microsoft Corp................................................... 278,222     29,716,892       0.7%
    Other Securities.................................................            475,257,039      10.1%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            626,157,868      13.6%
                                                                              --------------      ----
MATERIALS -- (4.6%)
    DowDuPont, Inc................................................... 165,235      8,909,471       0.2%
    Other Securities.................................................            221,015,870       4.8%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            229,925,341       5.0%
                                                                              --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................             22,725,365       0.5%
                                                                              --------------      ----
UTILITIES -- (1.0%)
    Other Securities.................................................             48,860,096       1.0%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          4,568,251,626      99.1%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                366,411       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 24,345       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          4,568,642,382
                                                                              --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 67,908,509 $   67,908,509        1.5%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (7.5%)
@(S)  DFA Short Term Investment Fund................................... 32,511,626    376,159,512        8.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,548,831,690)................................................            $5,012,710,403      108.7%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    301     12/21/18  $40,171,315 $40,802,055    $630,740
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $40,171,315 $40,802,055    $630,740
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $  286,093,886           --       -- $  286,093,886
   Consumer Discretionary...................................    515,554,300           --       --    515,554,300
   Consumer Staples.........................................    188,094,430           --       --    188,094,430
   Energy...................................................    361,236,786           --       --    361,236,786
   Financials...............................................  1,137,531,237 $     12,692       --  1,137,543,929
   Health Care..............................................    423,562,219           --       --    423,562,219
   Industrials..............................................    728,497,406           --       --    728,497,406
   Information Technology...................................    626,157,868           --       --    626,157,868
   Materials................................................    229,847,526       77,815       --    229,925,341
   Real Estate..............................................     22,725,365           --       --     22,725,365
   Utilities................................................     48,860,096           --       --     48,860,096
Preferred Stocks
   Consumer Discretionary...................................        366,411           --       --        366,411
Rights/Warrants
   Consumer Discretionary...................................             --        3,883       --          3,883
   Information Technology...................................         20,462           --       --         20,462
Temporary Cash Investments..................................     67,908,509           --       --     67,908,509
Securities Lending Collateral...............................             --  376,159,512       --    376,159,512
Futures Contracts**.........................................        630,740           --       --        630,740
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $4,637,087,241 $376,253,902       -- $5,013,341,143
                                                             ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (86.9%)
COMMUNICATION SERVICES -- (3.4%)
#   New York Times Co. (The), Class A................................  1,546,008 $   40,814,611       0.2%
*   Zynga, Inc., Class A............................................. 10,461,381     38,079,427       0.2%
    Other Securities.................................................               597,736,834       3.5%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................               676,630,872       3.9%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (13.2%)
    American Eagle Outfitters, Inc...................................  1,887,209     43,519,040       0.3%
#   Children's Place, Inc. (The).....................................    265,406     39,651,656       0.2%
#*  Deckers Outdoor Corp.............................................    593,656     75,495,234       0.4%
*   Five Below, Inc..................................................    321,191     36,557,960       0.2%
#*  Helen of Troy, Ltd...............................................    336,806     41,804,361       0.3%
    Marriott Vacations Worldwide Corp................................    498,243     44,089,523       0.3%
#   Signet Jewelers, Ltd.............................................    636,023     35,649,089       0.2%
    Wolverine World Wide, Inc........................................  1,175,143     41,329,779       0.2%
    Other Securities.................................................             2,261,738,610      13.0%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             2,619,835,252      15.1%
                                                                                 --------------      ----
CONSUMER STAPLES -- (3.9%)
#*  Darling Ingredients, Inc.........................................  1,833,493     37,879,965       0.2%
#   Medifast, Inc....................................................    223,875     47,389,860       0.3%
    Other Securities.................................................               691,227,187       4.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................               776,497,012       4.5%
                                                                                 --------------      ----
ENERGY -- (5.6%)
*   CNX Resources Corp...............................................  2,445,037     38,264,829       0.2%
#*  Gulfport Energy Corp.............................................  5,409,227     49,278,058       0.3%
#*  Oceaneering International, Inc...................................  2,273,987     43,069,314       0.3%
    Other Securities.................................................               985,413,938       5.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             1,116,026,139       6.5%
                                                                                 --------------      ----
FINANCIALS -- (16.8%)
    Aspen Insurance Holdings, Ltd....................................    871,501     36,498,462       0.2%
#   BancorpSouth Bank................................................  1,522,695     43,701,346       0.3%
    Cathay General Bancorp...........................................  1,520,898     57,292,228       0.3%
    Columbia Banking System, Inc.....................................  1,055,984     39,166,447       0.2%
#   Community Bank System, Inc.......................................    620,520     36,232,163       0.2%
    FirstCash, Inc...................................................    625,879     50,320,672       0.3%
#   Glacier Bancorp, Inc.............................................    932,686     39,545,886       0.2%
*   Green Dot Corp., Class A.........................................    631,439     47,825,190       0.3%
    Kemper Corp......................................................    544,635     40,951,106       0.2%
    MB Financial, Inc................................................    818,499     36,333,171       0.2%
#   Mercury General Corp.............................................    622,919     36,945,326       0.2%
#   Selective Insurance Group, Inc...................................    763,279     49,498,643       0.3%
#   Sterling Bancorp.................................................  2,031,889     36,533,364       0.2%
    TCF Financial Corp...............................................  2,107,424     44,003,013       0.3%
    Other Securities.................................................             2,752,570,639      16.0%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             3,347,417,656      19.4%
                                                                                 --------------      ----
HEALTH CARE -- (8.2%)
#*  Amedisys, Inc....................................................    364,629     40,109,190       0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  Horizon Pharma P.L.C............................................. 2,383,195 $    43,397,981       0.3%
#*  Inogen, Inc......................................................   201,007      38,104,897       0.2%
#*  Merit Medical Systems, Inc.......................................   637,177      36,395,550       0.2%
#*  Myriad Genetics, Inc.............................................   796,274      35,856,218       0.2%
    Other Securities.................................................             1,432,522,292       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             1,626,386,128       9.4%
                                                                                ---------------      ----
INDUSTRIALS -- (16.7%)
#*  Cimpress NV......................................................   293,238      36,651,818       0.2%
    Insperity, Inc...................................................   449,144      49,338,468       0.3%
    MSA Safety, Inc..................................................   362,977      37,909,318       0.2%
#*  RBC Bearings, Inc................................................   255,557      37,740,658       0.2%
#*  Spirit Airlines, Inc.............................................   748,626      38,853,689       0.2%
#   Terex Corp....................................................... 1,116,268      37,272,189       0.2%
    Tetra Tech, Inc..................................................   660,168      43,597,495       0.3%
#*  Trex Co., Inc....................................................   638,475      39,138,518       0.2%
    Other Securities.................................................             3,006,427,050      17.4%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,326,929,203      19.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.1%)
*   CACI International, Inc., Class A................................   232,002      41,403,077       0.2%
#*  Ciena Corp....................................................... 1,352,162      42,268,584       0.3%
*   Conduent, Inc.................................................... 2,001,360      38,225,976       0.2%
#*  Cree, Inc........................................................ 1,047,356      40,658,360       0.2%
*   Integrated Device Technology, Inc................................ 1,083,550      50,720,975       0.3%
*   LiveRamp Holdings, Inc...........................................   804,519      36,750,428       0.2%
    Other Securities.................................................             1,963,304,852      11.4%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             2,213,332,252      12.8%
                                                                                ---------------      ----
MATERIALS -- (4.4%)
#*  Cleveland-Cliffs, Inc............................................ 3,429,529      36,901,732       0.2%
    KapStone Paper and Packaging Corp................................ 1,023,268      35,814,380       0.2%
    Other Securities.................................................               797,160,518       4.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               869,876,630       5.0%
                                                                                ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.................................................               119,743,889       0.7%
                                                                                ---------------      ----
UTILITIES -- (3.0%)
    Other Securities.................................................               584,818,890       3.4%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            17,277,493,923      99.9%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                 1,764,740       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   784,746       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 2,549,486       0.0%
                                                                                ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $        71,640        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              17,280,115,049
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%.........................................................  97,266,737      97,266,737        0.6%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.6%)
@(S)  DFA Short Term Investment Fund................................... 217,426,248   2,515,621,684       14.5%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,132,072,088)...............................................             $19,893,003,470      115.0%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    43      12/21/18  $5,812,296 $5,828,865    $16,569
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,812,296 $5,828,865    $16,569
                                                                        ========== ==========    =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  676,630,872       --       -- $  676,630,872
   Consumer Discretionary...................................  2,619,833,902 $  1,350       --  2,619,835,252
   Consumer Staples.........................................    776,497,012       --       --    776,497,012
   Energy...................................................  1,116,026,139       --       --  1,116,026,139
   Financials...............................................  3,347,346,424   71,232       --  3,347,417,656
   Health Care..............................................  1,626,386,128       --       --  1,626,386,128
   Industrials..............................................  3,326,929,203       --       --  3,326,929,203
   Information Technology...................................  2,213,286,834   45,418       --  2,213,332,252
   Materials................................................    869,391,047  485,583       --    869,876,630
   Real Estate..............................................    119,743,889       --       --    119,743,889
   Utilities................................................    584,818,890       --       --    584,818,890
Preferred Stocks
   Consumer Discretionary...................................      1,764,740       --       --      1,764,740
   Health Care..............................................             --  784,746       --        784,746
Rights/Warrants
   Consumer Discretionary...................................             --   30,186       --         30,186
   Information Technology...................................         41,454       --       --         41,454
Temporary Cash Investments..................................     97,266,737       --       --     97,266,737

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             --------------- -------------- -------- ---------------
Securities Lending Collateral...............................              -- $2,515,621,684       -- $ 2,515,621,684
Futures Contracts**......................................... $        16,569             --       --          16,569
                                                             --------------- -------------- -------- ---------------
TOTAL....................................................... $17,375,979,840 $2,517,040,199       -- $19,893,020,039
                                                             =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (3.1%)
    Shenandoah Telecommunications Co.................................   497,784 $   18,925,748       0.3%
    Other Securities.................................................              206,531,350       3.2%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              225,457,098       3.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
    Caleres, Inc.....................................................   493,103     16,864,123       0.3%
#   Callaway Golf Co................................................. 1,105,362     23,654,747       0.4%
#*  Cavco Industries, Inc............................................    92,075     18,471,166       0.3%
*   Fox Factory Holding Corp.........................................   326,575     17,546,875       0.3%
#   GameStop Corp., Class A.......................................... 1,237,854     18,072,668       0.3%
#*  Gentherm, Inc....................................................   398,697     17,399,137       0.3%
#   Oxford Industries, Inc...........................................   188,771     16,796,844       0.3%
#*  Sleep Number Corp................................................   443,759     16,139,515       0.3%
    Sonic Corp.......................................................   605,445     26,203,660       0.4%
#   Strategic Education, Inc.........................................   173,495     21,829,141       0.3%
    Other Securities.................................................              716,864,895      10.8%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              909,842,771      14.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#   Calavo Growers, Inc..............................................   186,492     18,089,724       0.3%
#   Inter Parfums, Inc...............................................   301,212     17,768,496       0.3%
#   Medifast, Inc....................................................   129,943     27,506,334       0.4%
#*  United Natural Foods, Inc........................................   842,081     18,298,420       0.3%
#   WD-40 Co.........................................................   127,246     21,260,262       0.3%
    Other Securities.................................................              157,100,086       2.4%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              260,023,322       4.0%
                                                                                --------------      ----
ENERGY -- (6.1%)
#*  Gulfport Energy Corp............................................. 2,330,870     21,234,226       0.3%
#*  Noble Corp. P.L.C................................................ 3,496,071     17,550,276       0.3%
#   SemGroup Corp., Class A.......................................... 1,006,217     18,604,952       0.3%
*   Superior Energy Services, Inc.................................... 2,412,984     18,893,665       0.3%
#   US Silica Holdings, Inc.......................................... 1,536,040     21,504,560       0.3%
    Other Securities.................................................              349,831,597       5.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              447,619,276       6.9%
                                                                                --------------      ----
FINANCIALS -- (18.7%)
    Horace Mann Educators Corp.......................................   410,677     16,131,393       0.3%
#*  NMI Holdings, Inc., Class A......................................   763,913     16,149,121       0.3%
    Universal Insurance Holdings, Inc................................   446,074     18,726,187       0.3%
    Other Securities.................................................            1,333,801,340      20.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,384,808,041      21.4%
                                                                                --------------      ----
HEALTH CARE -- (8.9%)
*   BioTelemetry, Inc................................................   333,593     19,381,753       0.3%
    CONMED Corp......................................................   245,222     16,535,319       0.3%
    Ensign Group, Inc. (The).........................................   507,939     18,814,061       0.3%
*   Integer Holdings Corp............................................   281,395     20,955,486       0.3%
#*  LHC Group, Inc...................................................   195,466     17,871,456       0.3%
#*  Omnicell, Inc....................................................   278,944     19,721,341       0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................         $  544,352,617       8.3%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            657,632,033      10.1%
                                                                              --------------      ----
INDUSTRIALS -- (17.3%)
#*  Aerojet Rocketdyne Holdings, Inc................................. 455,303     16,081,302       0.3%
#*  Aerovironment, Inc............................................... 243,472     21,905,176       0.3%
    Albany International Corp., Class A.............................. 257,591     18,026,218       0.3%
#*  Axon Enterprise, Inc............................................. 266,307     16,436,468       0.3%
#*  Chart Industries, Inc............................................ 326,645     22,228,192       0.3%
    Comfort Systems USA, Inc......................................... 378,197     20,225,976       0.3%
    Exponent, Inc.................................................... 406,503     20,512,141       0.3%
    Forward Air Corp................................................. 306,722     18,400,253       0.3%
#   Kaman Corp....................................................... 281,442     17,877,196       0.3%
    Raven Industries, Inc............................................ 401,690     17,465,481       0.3%
#   US Ecology, Inc.................................................. 246,156     17,213,689       0.3%
    Other Securities.................................................          1,070,473,763      16.4%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................          1,276,845,855      19.7%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#   Badger Meter, Inc................................................ 332,787     16,343,170       0.3%
*   ExlService Holdings, Inc......................................... 265,274     17,004,063       0.3%
#*  Fabrinet......................................................... 375,415     16,262,978       0.3%
#*  Insight Enterprises, Inc......................................... 311,814     16,117,666       0.3%
*   Virtusa Corp..................................................... 358,465     17,776,279       0.3%
    Other Securities.................................................            648,876,921       9.8%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            732,381,077      11.3%
                                                                              --------------      ----
MATERIALS -- (3.8%)
    Innospec, Inc.................................................... 254,933     17,060,116       0.3%
#   Quaker Chemical Corp............................................. 104,311     18,765,549       0.3%
    Other Securities.................................................            240,713,279       3.7%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            276,538,944       4.3%
                                                                              --------------      ----
REAL ESTATE -- (0.9%)
    Other Securities.................................................             68,131,980       1.1%
                                                                              --------------      ----
UTILITIES -- (1.8%)
#   American States Water Co......................................... 317,648     19,446,411       0.3%
#   California Water Service Group................................... 430,087     18,063,654       0.3%
    Other Securities.................................................             97,416,980       1.5%
                                                                              --------------      ----
TOTAL UTILITIES......................................................            134,927,045       2.1%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          6,374,207,442      98.4%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                806,104       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 37,337       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          6,375,050,883
                                                                              --------------

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 56,047,616 $   56,047,616        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (13.0%)
@(S)  DFA Short Term Investment Fund................................... 82,806,751    958,074,112       14.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,225,892,470)................................................            $7,389,172,611      114.1%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    694     12/21/18  $96,789,102 $94,075,170  $(2,713,932)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $96,789,102 $94,075,170  $(2,713,932)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Communication Services................................... $  225,457,098            --       -- $  225,457,098
   Consumer Discretionary...................................    909,831,292  $     11,479       --    909,842,771
   Consumer Staples.........................................    260,023,322            --       --    260,023,322
   Energy...................................................    447,619,276            --       --    447,619,276
   Financials...............................................  1,384,751,354        56,687       --  1,384,808,041
   Health Care..............................................    657,632,033            --       --    657,632,033
   Industrials..............................................  1,276,845,855            --       --  1,276,845,855
   Information Technology...................................    732,358,207        22,870       --    732,381,077
   Materials................................................    275,872,249       666,695       --    276,538,944
   Real Estate..............................................     68,131,980            --       --     68,131,980
   Utilities................................................    134,927,045            --       --    134,927,045
Preferred Stocks
   Consumer Discretionary...................................        806,104            --       --        806,104
Rights/Warrants
   Information Technology...................................         36,830            --       --         36,830
   Consumer Discretionary...................................             --           507       --            507
Temporary Cash Investments..................................     56,047,616            --       --     56,047,616
Securities Lending Collateral...............................             --   958,074,112       --    958,074,112
Futures Contracts**.........................................     (2,713,932)           --       --     (2,713,932)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $6,427,626,329  $958,832,350       -- $7,386,458,679
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (98.3%)
COMMUNICATION SERVICES -- (6.9%)
    Comcast Corp., Class A........................................... 207,454 $  7,912,296       1.1%
    Verizon Communications, Inc...................................... 488,788   27,904,907       3.9%
    Other Securities.................................................           14,648,225       2.0%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................           50,465,428       7.0%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (19.1%)
*   Amazon.com, Inc..................................................  17,130   27,373,911       3.8%
    Aptiv P.L.C......................................................  60,102    4,615,834       0.6%
    Best Buy Co., Inc................................................  62,635    4,394,472       0.6%
*   Booking Holdings, Inc............................................   4,527    8,486,224       1.2%
    General Motors Co................................................ 126,582    4,631,635       0.6%
    Home Depot, Inc. (The)...........................................  93,072   16,369,503       2.3%
    Lowe's Cos., Inc.................................................  72,098    6,865,172       1.0%
    NIKE, Inc., Class B..............................................  90,425    6,785,492       0.9%
    Starbucks Corp...................................................  89,533    5,217,088       0.7%
    Target Corp......................................................  51,153    4,277,925       0.6%
    TJX Cos., Inc. (The).............................................  54,912    6,033,731       0.8%
    Other Securities.................................................           44,493,895       6.2%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          139,544,882      19.3%
                                                                              ------------      ----
CONSUMER STAPLES -- (11.0%)
    Altria Group, Inc................................................ 209,204   13,606,628       1.9%
    Coca-Cola Co. (The).............................................. 292,601   14,009,736       1.9%
    Costco Wholesale Corp............................................  41,704    9,534,785       1.3%
    PepsiCo, Inc..................................................... 131,677   14,797,861       2.0%
    Walmart, Inc.....................................................  69,502    6,969,661       1.0%
    Other Securities.................................................           21,572,910       3.0%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................           80,491,581      11.1%
                                                                              ------------      ----
ENERGY -- (1.0%)
    Other Securities.................................................            7,146,745       1.0%
                                                                              ------------      ----
FINANCIALS -- (4.2%)
    American Express Co..............................................  77,321    7,943,186       1.1%
    Ameriprise Financial, Inc........................................  26,841    3,415,249       0.5%
    Marsh & McLennan Cos., Inc.......................................  40,122    3,400,339       0.5%
    Other Securities.................................................           15,998,697       2.2%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................           30,757,471       4.3%
                                                                              ------------      ----
HEALTH CARE -- (7.5%)
    AbbVie, Inc......................................................  83,363    6,489,809       0.9%
    Amgen, Inc.......................................................  73,131   14,098,925       2.0%
*   Biogen, Inc......................................................  20,989    6,386,323       0.9%
*   Celgene Corp.....................................................  61,876    4,430,322       0.6%
    Gilead Sciences, Inc............................................. 132,871    9,059,145       1.3%
    Other Securities.................................................           14,791,941       1.9%
                                                                              ------------      ----
TOTAL HEALTH CARE....................................................           55,256,465       7.6%
                                                                              ------------      ----
INDUSTRIALS -- (18.9%)
    3M Co............................................................  53,526   10,183,857       1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS++
                                                                        --------- ------------ ---------------
INDUSTRIALS -- (Continued)
      Boeing Co. (The).................................................    29,494 $ 10,466,241        1.5%
      Caterpillar, Inc.................................................    70,495    8,552,453        1.2%
      Deere & Co.......................................................    32,964    4,464,644        0.6%
      Delta Air Lines, Inc.............................................    73,216    4,007,112        0.6%
      FedEx Corp.......................................................    16,519    3,639,797        0.5%
      Honeywell International, Inc.....................................    61,438    8,897,451        1.2%
      Lockheed Martin Corp.............................................    19,440    5,712,444        0.8%
      Union Pacific Corp...............................................    79,063   11,560,592        1.6%
*     United Continental Holdings, Inc.................................    40,490    3,462,300        0.5%
      United Parcel Service, Inc., Class B.............................    53,876    5,739,949        0.8%
      Waste Management, Inc............................................    47,958    4,290,802        0.6%
      Other Securities.................................................             57,182,219        7.8%
                                                                                  ------------      -----
TOTAL INDUSTRIALS......................................................            138,159,861       19.1%
                                                                                  ------------      -----
INFORMATION TECHNOLOGY -- (27.0%)
      Accenture P.L.C., Class A........................................    58,274    9,185,148        1.3%
      Apple, Inc.......................................................   126,892   27,771,583        3.8%
      Automatic Data Processing, Inc...................................    38,937    5,610,043        0.8%
      International Business Machines Corp.............................   109,838   12,678,600        1.8%
      Intuit, Inc......................................................    18,279    3,856,869        0.5%
      Mastercard, Inc., Class A........................................    74,777   14,781,170        2.0%
*     Micron Technology, Inc...........................................   100,307    3,783,580        0.5%
      Microsoft Corp...................................................   259,331   27,699,144        3.8%
      NetApp, Inc......................................................    43,996    3,453,246        0.5%
      NVIDIA Corp......................................................    52,990   11,171,882        1.5%
      Texas Instruments, Inc...........................................    98,012    9,098,454        1.3%
      Visa, Inc., Class A..............................................   152,846   21,069,821        2.9%
      Other Securities.................................................             47,535,379        6.6%
                                                                                  ------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................            197,694,919       27.3%
                                                                                  ------------      -----
MATERIALS -- (2.7%)
      Other Securities.................................................             19,478,688        2.7%
                                                                                  ------------      -----
UTILITIES -- (0.0%)
      Other Security...................................................                420,564        0.1%
                                                                                  ------------      -----
TOTAL COMMON STOCKS....................................................            719,416,604       99.5%
                                                                                  ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 3,361,334    3,361,334        0.5%
                                                                                  ------------      -----
SECURITIES LENDING COLLATERAL -- (1.3%)
@(S)  DFA Short Term Investment Fund...................................   815,897    9,439,931        1.3%
                                                                                  ------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $722,662,086)..................................................           $732,217,869      101.3%
                                                                                  ============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------ ---------- -------- ------------
Common Stocks
   Communication Services................................... $ 50,465,428         --       -- $ 50,465,428
   Consumer Discretionary...................................  139,544,882         --       --  139,544,882
   Consumer Staples.........................................   80,491,581         --       --   80,491,581
   Energy...................................................    7,146,745         --       --    7,146,745
   Financials...............................................   30,757,471         --       --   30,757,471
   Health Care..............................................   55,256,465         --       --   55,256,465
   Industrials..............................................  138,159,861         --       --  138,159,861
   Information Technology...................................  197,694,919         --       --  197,694,919
   Materials................................................   19,478,688         --       --   19,478,688
   Utilities................................................      420,564         --       --      420,564
Temporary Cash Investments..................................    3,361,334         --       --    3,361,334
Securities Lending Collateral...............................           -- $9,439,931       --    9,439,931
                                                             ------------ ---------- -------- ------------
TOTAL....................................................... $722,777,938 $9,439,931       -- $732,217,869
                                                             ============ ========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (95.8%)
REAL ESTATE -- (95.8%)
#   Alexandria Real Estate Equities, Inc.............................   931,866 $  113,901,981       1.3%
    American Campus Communities, Inc................................. 1,259,857     49,776,950       0.6%
    American Homes 4 Rent, Class A................................... 2,319,984     48,882,063       0.6%
    American Tower Corp.............................................. 3,940,258    613,931,599       7.2%
    Apartment Investment & Management Co., Class A................... 1,465,312     63,067,029       0.7%
    AvalonBay Communities, Inc....................................... 1,270,411    222,804,681       2.6%
    Boston Properties, Inc........................................... 1,422,289    171,755,620       2.0%
    Camden Property Trust............................................   837,473     75,598,688       0.9%
    Crown Castle International Corp.................................. 3,666,923    398,741,207       4.6%
    CubeSmart........................................................ 1,680,737     48,707,758       0.6%
#   Digital Realty Trust, Inc........................................ 1,883,127    194,451,694       2.3%
    Douglas Emmett, Inc.............................................. 1,471,250     53,244,538       0.6%
    Duke Realty Corp................................................. 3,313,467     91,352,285       1.1%
#   EPR Properties...................................................   684,956     47,083,875       0.5%
    Equinix, Inc.....................................................   729,747    276,384,379       3.2%
    Equity LifeStyle Properties, Inc.................................   770,599     72,968,019       0.9%
    Equity Residential............................................... 3,385,677    219,933,578       2.6%
    Essex Property Trust, Inc........................................   608,919    152,704,707       1.8%
    Extra Space Storage, Inc......................................... 1,171,186    105,477,011       1.2%
    Federal Realty Investment Trust..................................   675,031     83,737,596       1.0%
    Gaming and Leisure Properties, Inc............................... 1,869,273     62,975,807       0.7%
    HCP, Inc......................................................... 4,345,170    119,709,434       1.4%
    Healthcare Trust of America, Inc., Class A....................... 1,858,558     48,805,733       0.6%
    Host Hotels & Resorts, Inc....................................... 6,843,727    130,783,623       1.5%
#   Invitation Homes, Inc............................................ 2,157,818     47,213,058       0.5%
#   Iron Mountain, Inc............................................... 2,440,546     74,705,113       0.9%
#   Kilroy Realty Corp...............................................   923,999     63,645,051       0.7%
#   Kimco Realty Corp................................................ 3,936,601     63,339,910       0.7%
#   Lamar Advertising Co., Class A...................................   657,486     48,206,874       0.6%
    Liberty Property Trust........................................... 1,382,569     57,888,164       0.7%
    Macerich Co. (The)............................................... 1,188,024     61,325,799       0.7%
#   Medical Properties Trust, Inc.................................... 3,272,065     48,622,886       0.6%
    Mid-America Apartment Communities, Inc........................... 1,054,328    103,018,389       1.2%
#   National Retail Properties, Inc.................................. 1,416,966     66,243,161       0.8%
#   Omega Healthcare Investors, Inc.................................. 1,832,696     61,120,412       0.7%
    Park Hotels & Resorts, Inc....................................... 1,622,172     47,156,540       0.5%
    Prologis, Inc.................................................... 5,772,643    372,162,294       4.3%
    Public Storage................................................... 1,439,486    295,771,188       3.4%
#   Realty Income Corp............................................... 2,587,199    155,930,484       1.8%
    Regency Centers Corp............................................. 1,439,341     91,196,646       1.1%
*   SBA Communications Corp.......................................... 1,058,190    171,606,672       2.0%
    Simon Property Group, Inc........................................ 2,819,248    517,388,393       6.0%
    SL Green Realty Corp.............................................   824,584     75,251,536       0.9%
    Sun Communities, Inc.............................................   714,055     71,741,106       0.8%
    UDR, Inc......................................................... 2,479,662     97,177,954       1.1%
    Ventas, Inc...................................................... 3,281,144    190,437,598       2.2%
    VEREIT, Inc...................................................... 9,027,355     66,170,512       0.8%
    Vornado Realty Trust............................................. 1,583,520    107,806,042       1.3%
#   Welltower, Inc................................................... 3,388,369    223,869,540       2.6%
#   WP Carey, Inc....................................................   944,402     62,339,976       0.7%
    Other Securities.................................................            1,848,786,575      21.7%
                                                                                --------------      ----
TOTAL COMMON STOCKS..................................................            8,556,901,728      99.8%
                                                                                --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 12,244,903 $   12,244,903        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S)  DFA Short Term Investment Fund................................... 31,067,703    359,453,327        4.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,836,679,796)................................................            $8,928,599,958      104.1%
                                                                                   ==============      =====

As of October 31, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    110     12/21/18  $15,378,064 $14,911,050   $(467,014)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $15,378,064 $14,911,050   $(467,014)
                                                                        =========== ===========   =========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Real Estate.............................................. $8,556,901,728            --       -- $8,556,901,728
Temporary Cash Investments..................................     12,244,903            --       --     12,244,903
Securities Lending Collateral...............................             --  $359,453,327       --    359,453,327
Futures Contracts**.........................................       (467,014)           --       --       (467,014)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $8,568,679,617  $359,453,327       -- $8,928,132,944
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (5.7%)
    BHP Billiton, Ltd................................................   842,811          $ 19,446,724                 0.4%
#   Commonwealth Bank of Australia...................................   461,654            22,699,913                 0.5%
    CSL, Ltd.........................................................   133,309            17,796,369                 0.4%
#   Westpac Banking Corp.............................................   847,720            16,103,058                 0.4%
    Other Securities.................................................                     195,378,170                 4.2%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     271,424,234                 5.9%
                                                                                         ------------                 ---
AUSTRIA -- (0.3%)
    Other Securities.................................................                      12,795,049                 0.3%
                                                                                         ------------                 ---
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV.......................................   240,375            17,778,450                 0.4%
    Other Securities.................................................                      29,344,390                 0.6%
                                                                                         ------------                 ---
TOTAL BELGIUM........................................................                      47,122,840                 1.0%
                                                                                         ------------                 ---
CANADA -- (8.7%)
    Bank of Montreal.................................................   170,834            12,768,133                 0.3%
    Canadian National Railway Co.....................................   149,760            12,802,606                 0.3%
    Royal Bank of Canada.............................................   239,620            17,459,342                 0.4%
    Toronto-Dominion Bank (The)......................................   232,719            12,910,075                 0.3%
    Other Securities.................................................                     354,830,713                 7.7%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     410,770,869                 9.0%
                                                                                         ------------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................   483,626            20,886,141                 0.4%
    Other Securities.................................................                      50,399,702                 1.1%
                                                                                         ------------                 ---
TOTAL DENMARK........................................................                      71,285,843                 1.5%
                                                                                         ------------                 ---
FINLAND -- (1.0%)
    Other Securities.................................................                      48,485,817                 1.1%
                                                                                         ------------                 ---
FRANCE -- (9.1%)
    Air Liquide SA...................................................   121,498            14,687,436                 0.3%
    Airbus SE........................................................   178,673            19,745,908                 0.4%
    LVMH Moet Hennessy Louis Vuitton SE..............................    85,899            26,062,223                 0.6%
    Sanofi...........................................................   227,436            20,323,811                 0.4%
#   Total SA.........................................................   510,163            29,934,030                 0.7%
    Vinci SA.........................................................   155,899            13,874,917                 0.3%
    Other Securities.................................................                     307,268,359                 6.7%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     431,896,684                 9.4%
                                                                                         ------------                 ---
GERMANY -- (6.9%)
    Adidas AG........................................................    55,653            13,087,577                 0.3%
    Allianz SE.......................................................    64,453            13,426,839                 0.3%
    BASF SE..........................................................   282,118            21,649,316                 0.5%
    Bayer AG.........................................................   182,613            13,997,730                 0.3%
    Daimler AG.......................................................   315,131            18,667,289                 0.4%
    Deutsche Telekom AG.............................................. 1,070,240            17,553,730                 0.4%
    SAP SE...........................................................   193,351            20,702,757                 0.5%
    Siemens AG.......................................................   156,357            17,972,740                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                   $  188,398,120                4.0%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                      325,456,098                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.7%)
    AIA Group, Ltd................................................... 3,407,600             25,921,759                0.6%
    Other Securities.................................................                      102,017,967                2.2%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      127,939,726                2.8%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                       27,372,984                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.5%)
    Other Securities.................................................                       23,643,126                0.5%
                                                                                        --------------               ----
ITALY -- (2.0%)
    Other Securities.................................................                       94,581,044                2.1%
                                                                                        --------------               ----
JAPAN -- (22.8%)
    KDDI Corp........................................................   554,400             13,416,389                0.3%
    SoftBank Group Corp..............................................   286,788             22,696,054                0.5%
    Sony Corp........................................................   358,400             19,395,434                0.4%
    Toyota Motor Corp................................................   568,223             33,287,032                0.7%
    Other Securities.................................................                      989,928,220               21.6%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    1,078,723,129               23.5%
                                                                                        --------------               ----
NETHERLANDS -- (2.9%)
#   Unilever NV......................................................   268,265             14,415,222                0.3%
    Other Securities.................................................                      122,845,507                2.7%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      137,260,729                3.0%
                                                                                        --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                       13,786,227                0.3%
                                                                                        --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       43,740,745                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        7,298,014                0.2%
                                                                                        --------------               ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                       52,299,823                1.1%
                                                                                        --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        2,649,019                0.1%
                                                                                        --------------               ----
SPAIN -- (2.4%)
    Banco Santander SA............................................... 3,635,787             17,298,906                0.4%
    Other Securities.................................................                       97,051,594                2.1%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                      114,350,500                2.5%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                      119,456,634                2.6%
                                                                                        --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWITZERLAND -- (7.0%)
      Nestle SA...................................................    825,815         $   69,717,848                 1.5%
      Novartis AG.................................................    448,358             39,263,740                 0.9%
      Roche Holding AG............................................    217,168             52,850,528                 1.2%
      Zurich Insurance Group AG...................................     39,986             12,414,899                 0.3%
      Other Securities............................................                       157,933,918                 3.3%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       332,180,933                 7.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.6%)
#     Anglo American P.L.C........................................    633,533             13,521,734                 0.3%
#     AstraZeneca P.L.C., Sponsored ADR...........................    461,956             17,914,654                 0.4%
      BP P.L.C., Sponsored ADR....................................    850,212             36,873,716                 0.8%
      British American Tobacco P.L.C..............................    330,890             14,344,169                 0.3%
      Diageo P.L.C., Sponsored ADR................................    128,576             17,764,060                 0.4%
#     GlaxoSmithKline P.L.C., Sponsored ADR.......................    428,638             16,742,600                 0.4%
      Glencore P.L.C..............................................  3,751,272             15,266,398                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................    566,380             23,272,554                 0.5%
      Royal Dutch Shell P.L.C., Class A...........................    491,594             15,661,251                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    352,746             22,290,036                 0.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    381,601             25,075,002                 0.5%
      Unilever P.L.C., Sponsored ADR..............................    274,641             14,550,480                 0.3%
      Other Securities............................................                       454,538,493                10.0%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       687,815,147                15.0%
                                                                                      --------------               -----
UNITED STATES -- (0.3%)
      Other Securities............................................                        12,020,044                 0.3%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     4,494,355,258                98.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities............................................                        26,120,326                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                            35,944                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        26,156,270                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                           142,874                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     4,520,654,402
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S)  DFA Short Term Investment Fund.............................. 17,834,881            206,349,572                 4.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,377,817,902)...........................................                    $4,727,003,974               103.0%
                                                                                      ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


As of October 31, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................     85     12/21/18  $ 8,249,548 $ 7,703,125  $  (546,423)
S&P 500(R)/ /Emini Index..........................    180     12/21/18   26,377,503  24,399,900   (1,977,603)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $34,627,051 $32,103,025  $(2,524,026)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $  7,555,187  $  263,869,047       -- $  271,424,234
   Austria..................................................           --      12,795,049       --     12,795,049
   Belgium..................................................      686,312      46,436,528       --     47,122,840
   Canada...................................................  410,770,869              --       --    410,770,869
   Denmark..................................................    2,611,829      68,674,014       --     71,285,843
   Finland..................................................           --      48,485,817       --     48,485,817
   France...................................................    9,112,228     422,784,456       --    431,896,684
   Germany..................................................   14,102,358     311,353,740       --    325,456,098
   Hong Kong................................................      567,682     127,372,044       --    127,939,726
   Ireland..................................................    5,538,038      21,834,946       --     27,372,984
   Israel...................................................    6,422,664      17,220,462       --     23,643,126
   Italy....................................................    5,803,661      88,777,383       --     94,581,044
   Japan....................................................   30,613,027   1,048,110,102       --  1,078,723,129
   Netherlands..............................................   32,986,843     104,273,886       --    137,260,729
   New Zealand..............................................           --      13,786,227       --     13,786,227
   Norway...................................................    1,180,664      42,560,081       --     43,740,745
   Portugal.................................................           --       7,298,014       --      7,298,014
   Singapore................................................           --      52,299,823       --     52,299,823
   South Africa.............................................           --       2,649,019       --      2,649,019
   Spain....................................................    5,596,482     108,754,018       --    114,350,500
   Sweden...................................................           --     119,456,634       --    119,456,634
   Switzerland..............................................   18,646,732     313,534,201       --    332,180,933
   United Kingdom...........................................  232,445,261     455,369,886       --    687,815,147
   United States............................................   12,020,044              --       --     12,020,044
Preferred Stocks
   Germany..................................................           --      26,120,326       --     26,120,326
   United Kingdom...........................................           --          35,944       --         35,944
Rights/Warrants
   Canada...................................................           --           1,624       --          1,624
   Spain....................................................           --         141,250       --        141,250
Securities Lending Collateral...............................           --     206,349,572       --    206,349,572
Futures Contracts**.........................................   (2,524,026)             --       --     (2,524,026)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $794,135,855  $3,930,344,093       -- $4,724,479,948
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd....................... 2,907,568         $   53,518,612                0.2%
    BHP Billiton, Ltd................................................ 4,074,214             94,006,981                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             65,353,351                0.3%
#   National Australia Bank, Ltd..................................... 2,976,124             53,300,953                0.2%
    Other Securities.................................................                    1,415,183,010                5.1%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,681,362,907                6.2%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      169,629,438                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Other Securities.................................................                      332,209,498                1.2%
                                                                                        --------------                ---
CANADA -- (8.7%)
#   Bank of Montreal.................................................   847,416             63,335,872                0.3%
#   Bank of Nova Scotia (The)........................................   971,369             52,172,229                0.2%
#   Barrick Gold Corp................................................ 4,637,776             58,204,089                0.2%
*   Bausch Health Cos., Inc.......................................... 2,291,320             52,425,402                0.2%
    Canadian Natural Resources, Ltd.................................. 1,959,071             53,521,820                0.2%
    Suncor Energy, Inc............................................... 1,806,178             60,163,789                0.2%
    Other Securities.................................................                    2,135,323,859                7.8%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,475,147,060                9.1%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      463,193,348                1.7%
                                                                                        --------------                ---
FINLAND -- (1.7%)
    UPM-Kymmene Oyj.................................................. 1,767,276             56,815,686                0.2%
    Other Securities.................................................                      438,599,655                1.6%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      495,415,341                1.8%
                                                                                        --------------                ---
FRANCE -- (7.3%)
    BNP Paribas SA................................................... 1,166,095             60,769,923                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             59,714,140                0.2%
    Orange SA........................................................ 4,316,492             67,373,317                0.3%
    Peugeot SA....................................................... 3,354,230             79,732,671                0.3%
#   Total SA......................................................... 2,068,538            121,372,345                0.5%
    Other Securities.................................................                    1,681,000,568                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,069,962,964                7.6%
                                                                                        --------------                ---
GERMANY -- (6.7%)
    Allianz SE.......................................................   354,255             73,798,345                0.3%
    BASF SE.......................................................... 1,584,387            121,583,501                0.5%
    Bayerische Motoren Werke AG......................................   932,150             80,268,180                0.3%
    Daimler AG....................................................... 2,042,132            120,968,955                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            108,158,083                0.4%
    Other Securities.................................................                    1,406,216,742                5.0%
                                                                                        --------------                ---
TOTAL GERMANY........................................................                    1,910,993,806                7.0%
                                                                                        --------------                ---

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd...................................................  8,634,000         $   65,679,208                0.3%
    Other Securities.................................................                       634,621,599                2.3%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       700,300,807                2.6%
                                                                                         --------------               ----
IRELAND -- (0.5%)
    Other Securities.................................................                       143,750,072                0.5%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       192,895,490                0.7%
                                                                                         --------------               ----
ITALY -- (2.7%)
    Eni SpA..........................................................  3,159,477             56,111,526                0.2%
    Other Securities.................................................                       720,123,109                2.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       776,234,635                2.9%
                                                                                         --------------               ----
JAPAN -- (23.1%)
    Hitachi, Ltd.....................................................  1,750,885             53,524,896                0.2%
    Honda Motor Co., Ltd.............................................  2,640,923             75,386,549                0.3%
    Mitsubishi UFJ Financial Group, Inc..............................  9,798,000             59,302,283                0.2%
    SoftBank Group Corp..............................................  1,002,632             79,347,050                0.3%
    Toyota Motor Corp................................................  2,741,740            160,613,677                0.6%
    Other Securities.................................................                     6,162,918,152               22.7%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     6,591,092,607               24.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.5%)
    Other Securities.................................................                       706,940,485                2.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                       122,214,407                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       288,085,136                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        68,175,578                0.3%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       294,037,402                1.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        14,232,623                0.1%
                                                                                         --------------               ----
SPAIN -- (2.2%)
    Banco Santander SA............................................... 13,286,562             63,216,847                0.2%
    Iberdrola S.A....................................................  8,184,790             57,914,096                0.2%
    Other Securities.................................................                       500,546,543                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       621,677,486                2.3%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       724,606,662                2.7%
                                                                                         --------------               ----
SWITZERLAND -- (5.5%)
    ABB, Ltd.........................................................  2,929,611             58,948,282                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                 PERCENTAGE
                                                                     SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................   2,417,067         $   204,056,248                0.8%
      Novartis AG.................................................     656,395              57,482,017                0.2%
      Novartis AG, Sponsored ADR..................................     953,193              83,366,260                0.3%
      Roche Holding AG............................................     233,550              56,837,291                0.2%
      Zurich Insurance Group AG...................................     183,572              56,995,642                0.2%
      Other Securities............................................                       1,040,163,190                3.8%
                                                                                       ---------------              -----
TOTAL SWITZERLAND.................................................                       1,557,848,930                5.7%
                                                                                       ---------------              -----
UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C........................................   4,549,559              97,102,953                0.4%
      BP P.L.C., Sponsored ADR....................................   4,355,662             188,905,061                0.7%
      Glencore P.L.C..............................................  20,310,264              82,655,858                0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................   3,624,650             148,936,868                0.6%
      Lloyds Banking Group P.L.C..................................  73,603,870              53,711,586                0.2%
      Rio Tinto P.L.C., Sponsored ADR.............................   1,875,418              92,439,353                0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............   1,546,368              97,714,994                0.4%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class B............   1,716,768             112,808,825                0.4%
      Tesco P.L.C.................................................  23,595,438              64,260,358                0.2%
      Vodafone Group P.L.C........................................  31,621,342              59,465,140                0.2%
      Other Securities............................................                       3,294,014,058               12.1%
                                                                                       ---------------              -----
TOTAL UNITED KINGDOM..............................................                       4,292,015,054               15.8%
                                                                                       ---------------              -----
UNITED STATES -- (0.1%)
      Other Securities............................................                          31,925,423                0.1%
                                                                                       ---------------              -----
TOTAL COMMON STOCKS...............................................                      26,723,947,159               98.4%
                                                                                       ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...............................................     534,724              89,835,193                0.3%
      Other Securities............................................                          75,044,195                0.3%
                                                                                       ---------------              -----
TOTAL GERMANY.....................................................                         164,879,388                0.6%
                                                                                       ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                             227,215                0.0%
                                                                                       ---------------              -----
TOTAL PREFERRED STOCKS............................................                         165,106,603                0.6%
                                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             829,815                0.0%
                                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                      26,889,883,577
                                                                                       ---------------

                                                                                           VALUE+
                                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  DFA Short Term Investment Fund.............................. 138,672,959           1,604,446,132                5.9%
                                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $27,212,489,786)..........................................                     $28,494,329,709              104.9%
                                                                                       ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,260    12/21/18  $179,428,497 $170,799,300  $(8,629,197)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $179,428,497 $170,799,300  $(8,629,197)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Australia................................................ $   51,585,594  $ 1,629,777,313       -- $ 1,681,362,907
   Austria..................................................         62,748      169,566,690       --     169,629,438
   Belgium..................................................     10,337,449      321,872,049       --     332,209,498
   Canada...................................................  2,475,146,295              765       --   2,475,147,060
   Denmark..................................................     25,704,320      437,489,028       --     463,193,348
   Finland..................................................      2,837,839      492,577,502       --     495,415,341
   France...................................................     73,777,483    1,996,185,481       --   2,069,962,964
   Germany..................................................     70,394,230    1,840,599,576       --   1,910,993,806
   Hong Kong................................................      1,070,255      699,230,552       --     700,300,807
   Ireland..................................................     18,766,492      124,983,580       --     143,750,072
   Israel...................................................     23,743,656      169,151,834       --     192,895,490
   Italy....................................................     20,461,616      755,773,019       --     776,234,635
   Japan....................................................    124,324,155    6,466,768,452       --   6,591,092,607
   Netherlands..............................................    103,785,782      603,154,703       --     706,940,485
   New Zealand..............................................      1,691,985      120,522,422       --     122,214,407
   Norway...................................................     17,494,788      270,590,348       --     288,085,136
   Portugal.................................................        251,494       67,924,084       --      68,175,578
   Singapore................................................         63,714      293,973,688       --     294,037,402
   South Africa.............................................             --       14,232,623       --      14,232,623
   Spain....................................................     21,930,270      599,747,216       --     621,677,486
   Sweden...................................................      5,445,583      719,161,079       --     724,606,662
   Switzerland..............................................    115,614,974    1,442,233,956       --   1,557,848,930
   United Kingdom...........................................    983,834,859    3,308,180,195       --   4,292,015,054
   United States............................................     31,925,423               --       --      31,925,423
Preferred Stocks
   Germany..................................................             --      164,879,388       --     164,879,388
   United Kingdom...........................................             --          227,215       --         227,215
Rights/Warrants
   Canada...................................................             --            6,580       --           6,580
   Japan....................................................             --           53,850       --          53,850
   Norway...................................................             --           32,521       --          32,521
   Spain....................................................             --          708,825       --         708,825
   Sweden...................................................             --           28,039       --          28,039
Securities Lending Collateral...............................             --    1,604,446,132       --   1,604,446,132
Futures Contracts**.........................................     (8,629,197)              --       --      (8,629,197)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $4,171,621,807  $24,314,078,705       -- $28,485,700,512
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,732,462,404
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   3,208,487,359
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,114,123,719
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,382,817,849
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,118,718,689
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,556,610,020
                                                             ===============

As of October 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    710     12/21/18  $102,825,074 $96,244,050  $(6,581,024)
                                                                        ------------ -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $102,825,074 $96,244,050  $(6,581,024)
                                                                        ============ ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                 LEVEL 1      LEVEL 2  LEVEL 3       TOTAL
                                                             ---------------  -------- -------- ---------------
Affiliated Investment Companies............................. $12,556,610,020        --       -- $12,556,610,020
Futures Contracts**.........................................      (6,581,024)       --       --      (6,581,024)
                                                             ---------------  -------- -------- ---------------
TOTAL....................................................... $12,550,028,996        --       -- $12,550,028,996
                                                             ===============  ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 485,697 $17,009,120
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           4,166,472
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           3,450,118
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           2,590,497
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,056,846
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,059,835
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             990,244
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $32,384,566)........................................         $31,323,132
                                                                     ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $31,323,132       --       -- $31,323,132
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $31,323,132       --       -- $31,323,132
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $623,019,366
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $623,019,366
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $346,493,331
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $346,493,331
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $36,360,672
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $36,360,672
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company............................................ $646,482,769
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $646,482,769
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (16.7%)
    Dexus............................................................ 13,481,565          $ 97,408,609                 1.8%
    Goodman Group.................................................... 21,725,375           159,669,423                 2.9%
    GPT Group (The).................................................. 22,229,488            81,298,174                 1.5%
    Mirvac Group..................................................... 36,840,624            56,669,569                 1.1%
    Scentre Group.................................................... 69,598,030           196,075,677                 3.6%
    Stockland........................................................ 32,509,244            83,162,340                 1.5%
    Vicinity Centres................................................. 43,840,990            82,240,206                 1.5%
    Other Securities.................................................                      177,346,491                 3.3%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      933,870,489                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.2%)
    Cofinimmo SA.....................................................    318,752            38,117,881                 0.7%
    Other Securities.................................................                       86,217,258                 1.6%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      124,335,139                 2.3%
                                                                                          ------------                ----
CANADA -- (5.7%)
#   Canadian Apartment Properties REIT...............................    962,717            34,232,050                 0.6%
#   RioCan Real Estate Investment Trust..............................  2,161,300            39,402,332                 0.7%
    Other Securities.................................................                      241,526,769                 4.5%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      315,161,151                 5.8%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,587,856                 0.2%
                                                                                          ------------                ----
FRANCE -- (6.2%)
    Fonciere Des Regions.............................................    495,710            49,740,072                 0.9%
    Gecina SA........................................................    623,014            91,372,976                 1.7%
    ICADE............................................................    457,634            38,777,996                 0.7%
    Klepierre SA.....................................................  2,633,836            89,253,909                 1.7%
*   Unibail-Rodamco-Westfield (BF2PQ09)..............................    321,639            58,390,729                 1.1%
    Other Securities.................................................                       20,624,169                 0.3%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      348,159,851                 6.4%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       44,980,081                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                          709,114                 0.0%
                                                                                          ------------                ----
HONG KONG -- (5.5%)
    Link REIT........................................................ 28,134,905           250,037,370                 4.6%
    Other Securities.................................................                       55,974,625                 1.0%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      306,011,995                 5.6%
                                                                                          ------------                ----
IRELAND -- (0.3%)
    Other Securities.................................................                       16,635,136                 0.3%
                                                                                          ------------                ----
ITALY -- (0.4%)
    Other Securities.................................................                       20,077,050                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (23.3%)
    Activia Properties, Inc..........................................      7,843         $   32,550,539                0.6%
    Advance Residence Investment Corp................................     16,017             40,919,828                0.7%
    Daiwa House REIT Investment Corp.................................     21,877             47,941,668                0.9%
    GLP J-Reit.......................................................     37,952             37,555,253                0.7%
    Japan Hotel REIT Investment Corp.................................     53,904             38,347,436                0.7%
    Japan Prime Realty Investment Corp...............................     11,065             39,481,630                0.7%
    Japan Real Estate Investment Corp................................     16,507             85,190,017                1.6%
    Japan Retail Fund Investment Corp................................     34,772             64,223,602                1.2%
#   Kenedix Office Investment Corp...................................      5,980             37,057,682                0.7%
    Nippon Building Fund, Inc........................................     17,771            101,554,806                1.9%
    Nippon Prologis REIT, Inc........................................     23,096             46,490,101                0.9%
    Nomura Real Estate Master Fund, Inc..............................     50,344             65,209,403                1.2%
    Orix JREIT, Inc..................................................     34,652             53,010,746                1.0%
    United Urban Investment Corp.....................................     38,987             59,270,362                1.1%
    Other Securities.................................................                       551,397,084               10.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,300,200,157               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        28,726,120                0.5%
                                                                                         --------------               ----
MEXICO -- (1.5%)
#   Fibra Uno Administracion S.A. de C.V............................. 40,779,024             43,663,312                0.8%
    Other Securities.................................................                        40,986,939                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                        84,650,251                1.6%
                                                                                         --------------               ----
NETHERLANDS -- (5.8%)
*   Unibail-Rodamco-Westfield (BDDR365)..............................  9,245,219             83,654,386                1.5%
    Unibail-Rodamco-Westfield (BFYM460)..............................    978,160            177,006,850                3.2%
    Other Securities.................................................                        63,147,166                1.2%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       323,808,402                5.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.9%)
    Other Securities.................................................                        48,452,594                0.9%
                                                                                         --------------               ----
SINGAPORE -- (8.4%)
    Ascendas Real Estate Investment Trust............................ 33,198,800             60,451,392                1.1%
    CapitaLand Commercial Trust...................................... 35,071,049             43,823,025                0.8%
    CapitaLand Mall Trust............................................ 34,117,500             51,964,759                1.0%
    Suntec Real Estate Investment Trust.............................. 30,935,400             39,590,835                0.7%
    Other Securities.................................................                       270,080,775                5.0%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       465,910,786                8.6%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
#   Growthpoint Properties, Ltd...................................... 37,829,745             58,080,440                1.1%
    Redefine Properties, Ltd......................................... 76,570,243             49,767,829                0.9%
    Other Securities.................................................                        71,874,250                1.3%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       179,722,519                3.3%
                                                                                         --------------               ----
SPAIN -- (1.4%)
    Merlin Properties Socimi SA......................................  4,741,160             59,407,089                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   16,962,167                 0.3%
                                                                                      --------------               -----
TOTAL SPAIN.......................................................                        76,369,256                 1.4%
                                                                                      --------------               -----
TAIWAN -- (0.2%)
      Other Securities............................................                        11,564,947                 0.2%
                                                                                      --------------               -----
TURKEY -- (0.2%)
      Other Securities............................................                        11,445,417                 0.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (12.8%)
      British Land Co. P.L.C. (The)............................... 13,612,822            102,808,465                 1.9%
      Derwent London P.L.C........................................  1,549,878             57,955,629                 1.1%
      Great Portland Estates P.L.C................................  4,560,112             40,574,206                 0.8%
      Hammerson P.L.C............................................. 11,774,826             65,738,702                 1.2%
#     Intu Properties P.L.C....................................... 12,860,835             32,169,430                 0.6%
      Land Securities Group P.L.C.................................  9,966,962            108,421,613                 2.0%
      Segro P.L.C................................................. 13,888,354            108,882,907                 2.0%
      Shaftesbury P.L.C...........................................  3,263,025             37,364,817                 0.7%
      Other Securities............................................                       158,430,204                 2.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       712,345,973                13.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,366,724,284                98.6%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..............................................                                18                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,366,724,302
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  DFA Short Term Investment Fund.............................. 18,523,496            214,316,850                 3.9%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,600,667,483)...........................................                    $5,581,041,152               102.5%
                                                                                      ==============               =====

As of October 31, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    287     12/21/18  $39,883,892 $38,904,285   $(979,607)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $39,883,892 $38,904,285   $(979,607)
                                                                        =========== ===========   =========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $    124,434  $  933,746,055       -- $  933,870,489
   Belgium..................................................           --     124,335,139       --    124,335,139
   Canada...................................................  315,161,151              --       --    315,161,151
   China....................................................           --      13,587,856       --     13,587,856
   France...................................................   58,390,729     289,769,122       --    348,159,851
   Germany..................................................           --      44,980,081       --     44,980,081
   Greece...................................................           --         709,114       --        709,114
   Hong Kong................................................           --     306,011,995       --    306,011,995
   Ireland..................................................           --      16,635,136       --     16,635,136
   Italy....................................................           --      20,077,050       --     20,077,050
   Japan....................................................           --   1,300,200,157       --  1,300,200,157
   Malaysia.................................................           --      28,726,120       --     28,726,120
   Mexico...................................................   84,650,251              --       --     84,650,251
   Netherlands..............................................           --     323,808,402       --    323,808,402
   New Zealand..............................................           --      48,452,594       --     48,452,594
   Singapore................................................    1,638,747     464,272,039       --    465,910,786
   South Africa.............................................           --     179,722,519       --    179,722,519
   Spain....................................................           --      76,369,256       --     76,369,256
   Taiwan...................................................    2,313,273       9,251,674       --     11,564,947
   Turkey...................................................           --      11,445,417       --     11,445,417
   United Kingdom...........................................           --     712,345,973       --    712,345,973
Rights/Warrants
   Italy....................................................           --              18       --             18
Securities Lending Collateral...............................           --     214,316,850       --    214,316,850
Futures Contracts**.........................................     (979,607)             --       --       (979,607)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $461,298,978  $5,118,762,567       -- $5,580,061,545
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (46.7%)
UNITED STATES -- (46.7%)
#   Alexandria Real Estate Equities, Inc.............................     393,708         $   48,122,929                0.6%
    American Homes 4 Rent, Class A...................................     976,314             20,570,945                0.3%
    American Tower Corp..............................................   1,668,672            259,995,784                3.5%
    Apartment Investment & Management Co., Class A...................     579,500             24,941,680                0.3%
    AvalonBay Communities, Inc.......................................     514,371             90,210,386                1.2%
    Boston Properties, Inc...........................................     578,083             69,809,303                0.9%
    Camden Property Trust............................................     345,837             31,218,706                0.4%
    Crown Castle International Corp..................................   1,552,985            168,871,589                2.3%
    Digital Realty Trust, Inc........................................     771,189             79,632,955                1.1%
    Douglas Emmett, Inc..............................................     593,926             21,494,182                0.3%
    Duke Realty Corp.................................................   1,332,947             36,749,349                0.5%
    Equinix, Inc.....................................................     296,276            112,211,572                1.5%
    Equity LifeStyle Properties, Inc.................................     315,544             29,878,861                0.4%
    Equity Residential...............................................   1,371,715             89,106,606                1.2%
    Essex Property Trust, Inc........................................     244,949             61,428,310                0.8%
    Extra Space Storage, Inc.........................................     471,935             42,502,466                0.6%
    Federal Realty Investment Trust..................................     274,076             33,999,128                0.5%
    Gaming and Leisure Properties, Inc...............................     751,732             25,325,851                0.3%
    HCP, Inc.........................................................   1,735,270             47,806,688                0.6%
    Host Hotels & Resorts, Inc.......................................   2,763,423             52,809,014                0.7%
#   Iron Mountain, Inc...............................................   1,012,781             31,001,226                0.4%
    Kilroy Realty Corp...............................................     385,200             26,532,576                0.4%
#   Kimco Realty Corp................................................   1,557,614             25,062,009                0.3%
    Lamar Advertising Co., Class A...................................     309,099             22,663,139                0.3%
    Liberty Property Trust...........................................     539,340             22,582,166                0.3%
#   Macerich Co. (The)...............................................     438,759             22,648,740                0.3%
#   Medical Properties Trust, Inc....................................   1,341,493             19,934,586                0.3%
    Mid-America Apartment Communities, Inc...........................     420,765             41,112,901                0.6%
    National Retail Properties, Inc..................................     574,764             26,870,217                0.4%
#   Omega Healthcare Investors, Inc..................................     737,221             24,586,320                0.3%
    Park Hotels & Resorts, Inc.......................................     736,467             21,409,096                0.3%
#   Prologis, Inc....................................................   2,340,726            150,906,610                2.0%
    Public Storage...................................................     587,056            120,622,396                1.6%
#   Realty Income Corp...............................................   1,083,114             65,279,281                0.9%
    Regency Centers Corp.............................................     564,643             35,775,755                0.5%
*   SBA Communications Corp..........................................     424,333             68,814,083                0.9%
    Simon Property Group, Inc........................................   1,170,435            214,798,231                2.9%
    SL Green Realty Corp.............................................     347,980             31,756,655                0.4%
    Sun Communities, Inc.............................................     316,253             31,773,939                0.4%
    UDR, Inc.........................................................     996,243             39,042,763                0.5%
    Ventas, Inc......................................................   1,334,360             77,446,254                1.0%
    VEREIT, Inc......................................................   3,563,432             26,119,957                0.4%
    Vornado Realty Trust.............................................     638,707             43,483,173                0.6%
    Welltower, Inc...................................................   1,382,296             91,328,297                1.2%
    WP Carey, Inc....................................................     395,900             26,133,359                0.4%
    Other Securities.................................................                        881,691,342               11.7%
                                                                                          --------------               ----
TOTAL UNITED STATES..................................................                      3,536,061,375               47.3%
                                                                                          --------------               ----

                                                                                              VALUE+
                                                                                  -------------------------------
AFFILIATED INVESTMENT COMPANIES -- (52.1%)
    DFA International Real Estate Securities Portfolio of DFA
      Investment Dimensions Group Inc................................ 532,858,368          2,584,363,087               34.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
      DFA Real Estate Securities Portfolio of DFA Investment
        Dimensions Group Inc........................................... 39,691,988 $1,355,084,462       18.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................             3,939,447,549       52.7%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES............................................             7,475,508,924
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S)  DFA Short Term Investment Fund...................................  7,695,331     89,034,975        1.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,012,251,248)................................................            $7,564,543,899      101.2%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   United States............................................ $3,536,061,375          --       -- $3,536,061,375
Affiliated Investment Companies.............................  3,939,447,549          --       --  3,939,447,549
Securities Lending Collateral...............................             -- $89,034,975       --     89,034,975
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $7,475,508,924 $89,034,975       -- $7,564,543,899
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (6.9%)
    Beach Energy, Ltd................................................ 45,213,376         $   56,317,617                0.4%
    Cleanaway Waste Management, Ltd.................................. 49,762,479             63,613,217                0.5%
    Downer EDI, Ltd.................................................. 12,098,311             59,564,303                0.4%
#   Metcash, Ltd..................................................... 24,405,916             47,700,290                0.4%
    OZ Minerals, Ltd.................................................  8,363,043             53,648,495                0.4%
    WorleyParsons, Ltd...............................................  6,620,294             68,475,245                0.5%
    Other Securities.................................................                       646,089,888                4.6%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       995,409,055                7.2%
                                                                                         --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..................................................  2,643,351             60,799,719                0.5%
    Other Securities.................................................                        80,385,253                0.5%
                                                                                         --------------                ---
TOTAL AUSTRIA........................................................                       141,184,972                1.0%
                                                                                         --------------                ---
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV........................................    387,382             60,988,429                0.4%
    Other Securities.................................................                       134,339,736                1.0%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       195,328,165                1.4%
                                                                                         --------------                ---
CANADA -- (7.8%)
#   Genworth MI Canada, Inc..........................................  1,455,448             47,772,348                0.4%
#   Laurentian Bank of Canada........................................  1,606,899             50,729,403                0.4%
#*  MEG Energy Corp..................................................  8,523,149             68,174,833                0.5%
#   Whitecap Resources, Inc..........................................  9,868,194             48,274,655                0.4%
    Other Securities.................................................                       918,558,919                6.5%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,133,510,158                8.2%
                                                                                         --------------                ---
DENMARK -- (1.5%)
    Jyske Bank A.S...................................................  1,638,653             66,907,755                0.5%
    Other Securities.................................................                       152,743,790                1.1%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       219,651,545                1.6%
                                                                                         --------------                ---
FINLAND -- (2.5%)
    Kesko Oyj, Class B...............................................  1,725,545            100,776,263                0.7%
    Other Securities.................................................                       260,301,853                1.9%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       361,078,116                2.6%
                                                                                         --------------                ---
FRANCE -- (3.9%)
    Rexel SA.........................................................  7,270,089             92,674,113                0.7%
    Other Securities.................................................                       466,884,111                3.4%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       559,558,224                4.1%
                                                                                         --------------                ---
GERMANY -- (5.9%)
    Aareal Bank AG...................................................  2,002,927             74,511,427                0.6%
    Aurubis AG.......................................................  1,192,453             72,381,298                0.5%
#   K+S AG...........................................................  3,812,044             70,987,786                0.5%
    Rheinmetall AG...................................................    804,102             69,589,950                0.5%
    Salzgitter AG....................................................  1,317,634             52,663,113                0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                    $  508,555,901                3.6%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       848,689,475                6.1%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Security...................................................                             1,946                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    Other Securities.................................................                       413,779,977                3.0%
                                                                                         --------------               ----
IRELAND -- (0.2%)
    Other Securities.................................................                        35,831,804                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       108,314,807                0.8%
                                                                                         --------------               ----
ITALY -- (4.7%)
#*  Banco BPM SpA.................................................... 28,122,148             52,719,523                0.4%
#   BPER Banca....................................................... 15,024,404             57,017,603                0.4%
#   Buzzi Unicem SpA.................................................  2,509,081             48,179,888                0.4%
*   Saipem SpA....................................................... 14,429,357             78,910,260                0.6%
#   Unione di Banche Italiane SpA.................................... 26,691,605             81,467,010                0.6%
    Unipol Gruppo SpA................................................ 12,632,436             50,839,143                0.4%
    Other Securities.................................................                       313,107,635                2.1%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       682,241,062                4.9%
                                                                                         --------------               ----
JAPAN -- (25.7%)
    Other Securities.................................................                     3,718,577,841               27.0%
                                                                                         --------------               ----
NETHERLANDS -- (2.6%)
    APERAM SA........................................................  1,618,075             55,253,757                0.4%
    ASR Nederland NV.................................................  1,552,720             70,489,169                0.5%
#   Boskalis Westminster.............................................  2,419,204             69,558,919                0.5%
    SBM Offshore NV..................................................  5,517,816             95,074,179                0.7%
    Other Securities.................................................                        81,455,869                0.6%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       371,831,893                2.7%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        52,936,849                0.4%
                                                                                         --------------               ----
NORWAY -- (1.1%)
    Other Securities.................................................                       155,970,494                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        51,386,839                0.4%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       132,162,718                1.0%
                                                                                         --------------               ----
SPAIN -- (2.7%)
#   Acciona SA.......................................................    827,998             69,842,668                0.5%
    Acerinox SA......................................................  4,596,941             51,365,849                0.4%
    Other Securities.................................................                       263,804,875                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       385,013,392                2.8%
                                                                                         --------------               ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.2%)
      Other Securities............................................                    $   316,156,334                2.3%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Helvetia Holding AG.........................................    150,248              92,030,720                0.7%
      Other Securities............................................                        490,801,792                3.5%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        582,832,512                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (14.3%)
      Bellway P.L.C...............................................  3,116,665             114,311,815                0.8%
      Bovis Homes Group P.L.C.....................................  4,858,289              60,048,260                0.4%
      Close Brothers Group P.L.C..................................  2,966,130              55,710,336                0.4%
      Grafton Group P.L.C.........................................  5,085,642              46,981,269                0.4%
      Greene King P.L.C...........................................  8,127,394              50,019,183                0.4%
      GVC Holdings P.L.C..........................................  3,679,761              44,077,517                0.3%
      Hiscox, Ltd.................................................  5,581,041             115,931,579                0.9%
      Meggitt P.L.C............................................... 13,533,476              91,562,169                0.7%
      National Express Group P.L.C................................ 10,136,182              51,792,580                0.4%
      Phoenix Group Holdings...................................... 10,989,912              84,469,993                0.6%
      Redrow P.L.C................................................  7,498,489              50,629,786                0.4%
      Travis Perkins P.L.C........................................  3,301,184              46,624,925                0.3%
*     Tullow Oil P.L.C............................................ 18,574,455              53,291,295                0.4%
      Vesuvius P.L.C..............................................  7,530,906              52,250,106                0.4%
      Other Securities............................................                      1,151,749,919                8.2%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,069,450,732               15.0%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,530,898,910               98.1%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         11,723,105                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             31,988                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                     13,542,654,003
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.5%)
@(S)  DFA Short Term Investment Fund.............................. 81,944,375             948,096,417                6.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,767,070,308)..........................................                    $14,490,750,420              105.1%
                                                                                      ===============              =====

As of October 31, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,040    12/21/18  $142,657,782 $140,977,200  $(1,680,582)
                                                ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...                      $142,657,782 $140,977,200  $(1,680,582)
                                                ============ ============  ===========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------------
                                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                              --------------  --------------- -------- ---------------
Common Stocks
   Australia.................................             --  $   995,409,055       -- $   995,409,055
   Austria...................................             --      141,184,972       --     141,184,972
   Belgium...................................             --      195,328,165       --     195,328,165
   Canada.................................... $1,133,509,391              767       --   1,133,510,158
   Denmark...................................             --      219,651,545       --     219,651,545
   Finland...................................             --      361,078,116       --     361,078,116
   France....................................             --      559,558,224       --     559,558,224
   Germany...................................             --      848,689,475       --     848,689,475
   Greece....................................             --            1,946       --           1,946
   Hong Kong.................................         21,105      413,758,872       --     413,779,977
   Ireland...................................             --       35,831,804       --      35,831,804
   Israel....................................             --      108,314,807       --     108,314,807
   Italy.....................................             --      682,241,062       --     682,241,062
   Japan.....................................     32,014,511    3,686,563,330       --   3,718,577,841
   Netherlands...............................             --      371,831,893       --     371,831,893
   New Zealand...............................      1,604,908       51,331,941       --      52,936,849
   Norway....................................             --      155,970,494       --     155,970,494
   Portugal..................................             --       51,386,839       --      51,386,839
   Singapore.................................        481,385      131,681,333       --     132,162,718
   Spain.....................................             --      385,013,392       --     385,013,392
   Sweden....................................      1,600,589      314,555,745       --     316,156,334
   Switzerland...............................             --      582,832,512       --     582,832,512
   United Kingdom............................             --    2,069,450,732       --   2,069,450,732
Preferred Stocks
   Germany...................................             --       11,723,105       --      11,723,105
Rights/Warrants
   Japan.....................................             --           31,988       --          31,988
Securities Lending Collateral................             --      948,096,417       --     948,096,417
Futures Contracts**..........................     (1,680,582)              --       --      (1,680,582)
                                              --------------  --------------- -------- ---------------
TOTAL........................................ $1,167,551,307  $13,321,518,531       -- $14,489,069,838
                                              ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd....................... 236,783          $  4,358,384                 0.2%
    BHP Billiton, Ltd................................................ 314,531             7,257,378                 0.3%
    BlueScope Steel, Ltd............................................. 393,907             4,037,784                 0.2%
    Macquarie Group, Ltd.............................................  48,718             4,062,705                 0.2%
#   National Australia Bank, Ltd..................................... 223,385             4,000,718                 0.2%
    Other Securities.................................................                   132,772,564                 5.3%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   156,489,533                 6.4%
                                                                                       ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                    18,505,728                 0.8%
                                                                                       ------------                 ---
BELGIUM -- (1.3%)
    Ageas............................................................ 107,511             5,379,310                 0.2%
    Other Securities.................................................                    28,518,426                 1.2%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    33,897,736                 1.4%
                                                                                       ------------                 ---
CANADA -- (8.8%)
    Bank of Nova Scotia (The)........................................  78,243             4,202,431                 0.2%
#   Barrick Gold Corp................................................ 620,770             7,790,663                 0.3%
*   Bausch Health Cos., Inc.......................................... 171,867             3,932,317                 0.2%
    Fairfax Financial Holdings, Ltd..................................   8,207             3,988,012                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             5,380,773                 0.2%
    Other Securities.................................................                   203,227,865                 8.3%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   228,522,061                 9.4%
                                                                                       ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S................................................  95,918             4,068,712                 0.2%
    ISS A.S.......................................................... 122,246             4,014,701                 0.2%
    Other Securities.................................................                    38,722,709                 1.5%
                                                                                       ------------                 ---
TOTAL DENMARK........................................................                    46,806,122                 1.9%
                                                                                       ------------                 ---
FINLAND -- (2.0%)
#   Neste Oyj........................................................  50,237             4,125,217                 0.2%
    UPM-Kymmene Oyj.................................................. 228,744             7,353,830                 0.3%
    Other Securities.................................................                    41,199,650                 1.7%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    52,678,697                 2.2%
                                                                                       ------------                 ---
FRANCE -- (6.5%)
    BNP Paribas SA...................................................  86,211             4,492,803                 0.2%
    Carrefour SA..................................................... 259,010             5,023,182                 0.2%
    Cie de Saint-Gobain.............................................. 133,576             5,032,000                 0.2%
    Orange SA........................................................ 287,736             4,491,084                 0.2%
    Peugeot SA....................................................... 315,797             7,506,742                 0.3%
    Renault SA.......................................................  53,306             3,980,568                 0.2%
    Total SA......................................................... 196,885            11,552,311                 0.5%
*   Ubisoft Entertainment SA.........................................  46,077             4,133,224                 0.2%
    Other Securities.................................................                   122,736,693                 4.9%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   168,948,607                 6.9%
                                                                                       ------------                 ---

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
GERMANY -- (5.8%)
    Allianz SE.......................................................  32,484          $  6,767,062                 0.3%
#   Daimler AG....................................................... 124,161             7,354,875                 0.3%
    E.ON SE.......................................................... 588,434             5,690,193                 0.2%
    Other Securities.................................................                   130,481,605                 5.4%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                   150,293,735                 6.2%
                                                                                       ------------                ----
HONG KONG -- (2.4%)
    Other Securities.................................................                    63,282,907                 2.6%
                                                                                       ------------                ----
IRELAND -- (0.6%)
    Other Securities.................................................                    15,862,113                 0.6%
                                                                                       ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                    20,744,516                 0.8%
                                                                                       ------------                ----
ITALY -- (2.8%)
*   Fiat Chrysler Automobiles NV..................................... 288,975             4,397,749                 0.2%
    Other Securities.................................................                    68,782,989                 2.8%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    73,180,738                 3.0%
                                                                                       ------------                ----
JAPAN -- (23.7%)
    Honda Motor Co., Ltd............................................. 138,023             3,939,940                 0.2%
    Mitsubishi UFJ Financial Group, Inc.............................. 852,000             5,156,720                 0.2%
    Toyota Motor Corp................................................  73,263             4,291,815                 0.2%
    Toyota Motor Corp., Sponsored ADR................................  36,827             4,310,600                 0.2%
    Other Securities.................................................                   596,306,957                24.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   614,006,032                25.2%
                                                                                       ------------                ----
NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV.................................... 197,653             4,524,378                 0.2%
    Other Securities.................................................                    57,042,207                 2.3%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    61,566,585                 2.5%
                                                                                       ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                    13,217,941                 0.5%
                                                                                       ------------                ----
NORWAY -- (1.0%)
    Other Securities.................................................                    27,082,451                 1.1%
                                                                                       ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.................................................                     9,465,826                 0.4%
                                                                                       ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                    24,800,271                 1.0%
                                                                                       ------------                ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                     1,069,848                 0.0%
                                                                                       ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA............................................... 955,782             4,547,567                 0.2%
    Other Securities.................................................                    44,453,111                 1.8%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    49,000,678                 2.0%
                                                                                       ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.6%)
      Other Securities............................................                    $   67,015,182                 2.7%
                                                                                      --------------               -----
SWITZERLAND -- (5.5%)
      Clariant AG.................................................    182,599              3,935,534                 0.2%
      Helvetia Holding AG.........................................      7,972              4,883,053                 0.2%
      Nestle SA...................................................    110,012              9,287,552                 0.4%
      Novartis AG.................................................     52,784              4,622,416                 0.2%
      Novartis AG, Sponsored ADR..................................     73,269              6,408,107                 0.3%
      Zurich Insurance Group AG...................................     14,099              4,377,473                 0.2%
      Other Securities............................................                       109,347,453                 4.4%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       142,861,588                 5.9%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C........................................    450,994              9,625,735                 0.4%
      Aviva P.L.C.................................................    761,211              4,159,929                 0.2%
      BP P.L.C., Sponsored ADR....................................    244,019             10,583,111                 0.4%
      HSBC Holdings P.L.C., Sponsored ADR.........................    263,605             10,831,529                 0.5%
      John Wood Group P.L.C.......................................    536,701              4,891,626                 0.2%
      Lloyds Banking Group P.L.C..................................  6,130,340              4,473,546                 0.2%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    161,774             10,222,486                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    102,022              6,703,866                 0.3%
      Other Securities............................................                       313,336,761                12.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       374,828,589                15.4%
                                                                                      --------------               -----
UNITED STATES -- (0.1%)
      Other Securities............................................                         1,735,495                 0.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     2,415,862,979                99.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...............................................     25,998              4,367,740                 0.2%
      Other Securities............................................                         7,562,269                 0.3%
                                                                                      --------------               -----
TOTAL GERMANY.....................................................                        11,930,009                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                            12,123                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        11,942,132                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            83,725                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     2,427,888,836
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.4%)
@(S)  DFA Short Term Investment Fund.............................. 14,384,285            166,426,178                 6.8%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,443,694,396)...........................................                    $2,594,315,014               106.3%
                                                                                      ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $  3,915,769 $  152,573,764       -- $  156,489,533
   Austria..................................................           --     18,505,728       --     18,505,728
   Belgium..................................................      475,543     33,422,193       --     33,897,736
   Canada...................................................  228,521,561            500       --    228,522,061
   Denmark..................................................           --     46,806,122       --     46,806,122
   Finland..................................................           --     52,678,697       --     52,678,697
   France...................................................      526,119    168,422,488       --    168,948,607
   Germany..................................................    4,110,759    146,182,976       --    150,293,735
   Hong Kong................................................      222,276     63,060,631       --     63,282,907
   Ireland..................................................    2,051,961     13,810,152       --     15,862,113
   Israel...................................................    1,248,656     19,495,860       --     20,744,516
   Italy....................................................      448,095     72,732,643       --     73,180,738
   Japan....................................................   11,112,486    602,893,546       --    614,006,032
   Netherlands..............................................    6,692,002     54,874,583       --     61,566,585
   New Zealand..............................................      239,976     12,977,965       --     13,217,941
   Norway...................................................      281,540     26,800,911       --     27,082,451
   Portugal.................................................           --      9,465,826       --      9,465,826
   Singapore................................................        8,002     24,792,269       --     24,800,271
   South Africa.............................................           --      1,069,848       --      1,069,848
   Spain....................................................    1,839,159     47,161,519       --     49,000,678
   Sweden...................................................      135,907     66,879,275       --     67,015,182
   Switzerland..............................................   10,191,488    132,670,100       --    142,861,588
   United Kingdom...........................................   55,409,849    319,418,740       --    374,828,589
   United States............................................    1,735,495             --       --      1,735,495
Preferred Stocks
   Germany..................................................           --     11,930,009       --     11,930,009
   United Kingdom...........................................           --         12,123       --         12,123
Rights/Warrants
   Canada...................................................           --            582       --            582
   France...................................................           --             91       --             91
   Japan....................................................           --          8,848       --          8,848
   Norway...................................................           --          5,634       --          5,634
   Spain....................................................           --         65,893       --         65,893
   Sweden...................................................           --          2,677       --          2,677
Securities Lending Collateral...............................           --    166,426,178       --    166,426,178
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $329,166,643 $2,265,148,371       -- $2,594,315,014
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (5.9%)
    BHP Billiton, Ltd................................................ 146,665           $ 3,384,097                 1.3%
    CSL, Ltd.........................................................  15,561             2,077,349                 0.8%
    Other Securities.................................................                    10,853,342                 4.0%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    16,314,788                 6.1%
                                                                                        -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities.................................................                       575,038                 0.2%
                                                                                        -----------                 ---
BELGIUM -- (0.8%)
    Anheuser-Busch InBev SA/NV.......................................  18,781             1,389,067                 0.5%
    Other Securities.................................................                       935,842                 0.4%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     2,324,909                 0.9%
                                                                                        -----------                 ---
CANADA -- (8.5%)
    Canadian National Railway Co.....................................  24,017             2,052,973                 0.8%
    Canadian Natural Resources, Ltd..................................  48,367             1,327,066                 0.5%
#   Royal Bank of Canada.............................................  34,564             2,517,642                 1.0%
    Suncor Energy, Inc...............................................  52,396             1,757,611                 0.7%
    Other Securities.................................................                    15,997,934                 5.9%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    23,653,226                 8.9%
                                                                                        -----------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................  71,895             3,104,898                 1.1%
    Other Securities.................................................                       938,028                 0.4%
                                                                                        -----------                 ---
TOTAL DENMARK........................................................                     4,042,926                 1.5%
                                                                                        -----------                 ---
FINLAND -- (0.9%)
    Other Securities.................................................                     2,363,343                 0.9%
                                                                                        -----------                 ---
FRANCE -- (9.3%)
    Airbus SE........................................................  17,753             1,961,959                 0.7%
    Cie Generale des Etablissements Michelin SCA.....................  12,325             1,261,766                 0.5%
    Danone SA........................................................  21,369             1,513,211                 0.6%
    LVMH Moet Hennessy Louis Vuitton SE..............................  10,554             3,202,141                 1.2%
    Orange SA........................................................  89,549             1,397,712                 0.5%
#   Vinci SA.........................................................  20,131             1,791,647                 0.7%
    Other Securities.................................................                    14,624,280                 5.4%
                                                                                        -----------                 ---
TOTAL FRANCE.........................................................                    25,752,716                 9.6%
                                                                                        -----------                 ---
GERMANY -- (7.0%)
    Adidas AG........................................................   6,369             1,497,759                 0.6%
    BASF SE..........................................................  36,957             2,836,025                 1.1%
    Bayerische Motoren Werke AG......................................  14,525             1,250,759                 0.5%
    Deutsche Post AG.................................................  40,110             1,266,484                 0.5%
    Deutsche Telekom AG.............................................. 144,799             2,374,946                 0.9%
    E.ON SE.......................................................... 160,715             1,554,124                 0.6%
    Other Securities.................................................                     8,538,464                 3.0%
                                                                                        -----------                 ---
TOTAL GERMANY........................................................                    19,318,561                 7.2%
                                                                                        -----------                 ---

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 179,600           $ 1,366,225                 0.5%
    Other Securities.................................................                     5,739,177                 2.2%
                                                                                        -----------                ----
TOTAL HONG KONG......................................................                     7,105,402                 2.7%
                                                                                        -----------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                     1,226,187                 0.5%
                                                                                        -----------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     1,095,040                 0.4%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Enel SpA......................................................... 260,577             1,277,626                 0.5%
    Other Securities.................................................                     4,481,994                 1.7%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     5,759,620                 2.2%
                                                                                        -----------                ----
JAPAN -- (21.8%)
    KDDI Corp........................................................  77,000             1,863,387                 0.7%
    Seven & I Holdings Co., Ltd......................................  30,900             1,337,969                 0.5%
    SoftBank Group Corp..............................................  36,300             2,872,738                 1.1%
    Sony Corp........................................................  49,000             2,651,720                 1.0%
    Other Securities.................................................                    51,609,857                19.3%
                                                                                        -----------                ----
TOTAL JAPAN..........................................................                    60,335,671                22.6%
                                                                                        -----------                ----
NETHERLANDS -- (3.1%)
    ASML Holding NV..................................................   7,569             1,303,715                 0.5%
    # Unilever NV....................................................  56,476             3,037,279                 1.1%
    Wolters Kluwer NV................................................  25,745             1,460,631                 0.6%
    Other Securities.................................................                     2,917,151                 1.1%
                                                                                        -----------                ----
TOTAL NETHERLANDS....................................................                     8,718,776                 3.3%
                                                                                        -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                       550,346                 0.2%
                                                                                        -----------                ----
NORWAY -- (0.9%)
    Equinor ASA......................................................  51,213             1,324,690                 0.5%
    Other Securities.................................................                     1,237,683                 0.5%
                                                                                        -----------                ----
TOTAL NORWAY.........................................................                     2,562,373                 1.0%
                                                                                        -----------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       235,967                 0.1%
                                                                                        -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                     2,734,661                 1.0%
                                                                                        -----------                ----
SPAIN -- (2.6%)
    Amadeus IT Group SA..............................................  16,474             1,326,562                 0.5%
    Telefonica SA.................................................... 193,455             1,586,923                 0.6%
    Other Securities.................................................                     4,401,362                 1.6%
                                                                                        -----------                ----
TOTAL SPAIN..........................................................                     7,314,847                 2.7%
                                                                                        -----------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                     6,402,138                 2.4%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      ABB, Ltd.........................................................    84,736          $  1,705,019                  0.6%
      Givaudan SA......................................................       690             1,672,503                  0.6%
      Nestle SA........................................................    33,661             2,841,765                  1.1%
      Roche Holding AG.................................................    30,542             7,432,775                  2.8%
      Other Securities.................................................                       7,795,470                  2.9%
                                                                                           ------------                -----
TOTAL SWITZERLAND......................................................                      21,447,532                  8.0%
                                                                                           ------------                -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C.............................................    58,599             1,250,701                  0.5%
#     AstraZeneca P.L.C., Sponsored ADR................................    94,709             3,672,815                  1.4%
      BAE Systems P.L.C................................................   247,860             1,661,972                  0.6%
      BHP Billiton P.L.C...............................................    83,478             1,665,277                  0.6%
      Diageo P.L.C., Sponsored ADR.....................................    21,308             2,943,913                  1.1%
      Experian P.L.C...................................................    63,253             1,454,768                  0.5%
#     GlaxoSmithKline P.L.C., Sponsored ADR............................    77,062             3,010,042                  1.1%
      Imperial Brands P.L.C............................................    37,254             1,261,890                  0.5%
      Rio Tinto P.L.C., Sponsored ADR..................................    44,119             2,174,626                  0.8%
      SSE P.L.C........................................................    85,588             1,247,481                  0.5%
      Unilever P.L.C., Sponsored ADR...................................    40,922             2,168,048                  0.8%
      Other Securities.................................................                      20,016,133                  7.5%
                                                                                           ------------                -----
TOTAL UNITED KINGDOM...................................................                      42,527,666                 15.9%
                                                                                           ------------                -----
UNITED STATES -- (0.0%)
      Other Security...................................................                          29,311                  0.0%
                                                                                           ------------                -----
TOTAL COMMON STOCKS....................................................                     262,391,044                 98.3%
                                                                                           ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG....................................................     9,046             1,519,754                  0.6%
      Other Securities.................................................                         820,521                  0.3%
                                                                                           ------------                -----
TOTAL GERMANY..........................................................                       2,340,275                  0.9%
                                                                                           ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security...................................................                           5,394                  0.0%
                                                                                           ------------                -----
TOTAL PREFERRED STOCKS.................................................                       2,345,669                  0.9%
                                                                                           ------------                -----
TOTAL INVESTMENT SECURITIES............................................                     264,736,713
                                                                                           ------------

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (4.6%)
@(S)  DFA Short Term Investment Fund................................... 1,096,350            12,684,774                  4.8%
                                                                                           ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $301,137,695)..................................................                    $277,421,487                104.0%
                                                                                           ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ----------- ------------ -------- ------------
Common Stocks
   Australia................................................          -- $ 16,314,788       -- $ 16,314,788
   Austria..................................................          --      575,038       --      575,038
   Belgium..................................................          --    2,324,909       --    2,324,909
   Canada................................................... $23,653,226           --       --   23,653,226
   Denmark..................................................          --    4,042,926       --    4,042,926
   Finland..................................................          --    2,363,343       --    2,363,343
   France...................................................          --   25,752,716       --   25,752,716
   Germany..................................................          --   19,318,561       --   19,318,561
   Hong Kong................................................          --    7,105,402       --    7,105,402
   Ireland..................................................      64,414    1,161,773       --    1,226,187
   Israel...................................................     271,258      823,782       --    1,095,040
   Italy....................................................     728,658    5,030,962       --    5,759,620
   Japan....................................................          --   60,335,671       --   60,335,671
   Netherlands..............................................   3,095,364    5,623,412       --    8,718,776
   New Zealand..............................................          --      550,346       --      550,346
   Norway...................................................          --    2,562,373       --    2,562,373
   Portugal.................................................          --      235,967       --      235,967
   Singapore................................................          --    2,734,661       --    2,734,661
   Spain....................................................          --    7,314,847       --    7,314,847
   Sweden...................................................          --    6,402,138       --    6,402,138
   Switzerland..............................................     303,261   21,144,271       --   21,447,532
   United Kingdom...........................................  15,502,452   27,025,214       --   42,527,666
   United States............................................      29,311           --       --       29,311
Preferred Stocks
   Germany..................................................          --    2,340,275       --    2,340,275
   United Kingdom...........................................          --        5,394       --        5,394
Securities Lending Collateral...............................          --   12,684,774       --   12,684,774
                                                             ----------- ------------ -------- ------------
TOTAL....................................................... $43,647,944 $233,773,543       -- $277,421,487
                                                             =========== ============ ======== ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES      VALUE+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES --  (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,206,776
Investment in Dimensional Emerging Markets Value Fund.......             60,967,550
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,199,106   23,070,797
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $233,127,786).......................................           $240,245,123
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $240,245,123       --       -- $240,245,123
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $240,245,123       --       -- $240,245,123
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                              PERCENTAGE
                                                                                                                OF NET
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ------- ------------------------------- ----------
COMMON STOCKS -- (98.3%)
AUSTRALIA -- (4.9%)
    BlueScope Steel, Ltd.............................................  94,666           $   970,385              0.2%
    Boral, Ltd....................................................... 214,235               853,463              0.2%
    Incitec Pivot, Ltd............................................... 297,255               823,652              0.2%
    Other Securities.................................................                    20,060,335              4.3%
                                                                                        -----------              ---
TOTAL AUSTRALIA.                                                                         22,707,835              4.9%
                                                                                        -----------              ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                     3,170,813              0.7%
                                                                                        -----------              ---
BELGIUM -- (1.1%)
    Ageas............................................................  32,566             1,629,442              0.4%
    Other Securities.................................................                     3,526,862              0.7%
                                                                                        -----------              ---
TOTAL BELGIUM........................................................                     5,156,304              1.1%
                                                                                        -----------              ---
BRAZIL -- (2.1%)
    Kroton Educacional SA............................................ 337,007             1,034,158              0.2%
    Other Securities.................................................                     8,495,359              1.9%
                                                                                        -----------              ---
TOTAL BRAZIL.........................................................                     9,529,517              2.1%
                                                                                        -----------              ---
CANADA -- (5.9%)
    AltaGas, Ltd.....................................................  66,629               837,639              0.2%
    Cameco Corp......................................................  78,221               837,796              0.2%
    Industrial Alliance Insurance & Financial Services, Inc..........  24,408               862,888              0.2%
    Tourmaline Oil Corp..............................................  59,293               864,769              0.2%
    Other Securities.................................................                    23,786,438              5.1%
                                                                                        -----------              ---
TOTAL CANADA.........................................................                    27,189,530              5.9%
                                                                                        -----------              ---
CHILE -- (0.3%)
    Other Securities.................................................                     1,343,369              0.3%
                                                                                        -----------              ---
CHINA -- (7.4%)
    China Conch Venture Holdings, Ltd................................ 307,500               865,177              0.2%
    Other Securities.................................................                    33,681,857              7.3%
                                                                                        -----------              ---
    TOTAL CHINA......................................................                    34,547,034              7.5%
                                                                                        -----------              ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       330,652              0.1%
                                                                                        -----------              ---
DENMARK -- (1.5%)
    ISS A.S..........................................................  32,473             1,066,451              0.2%
    Other Securities.................................................                     5,833,539              1.3%
                                                                                        -----------              ---
    TOTAL DENMARK....................................................                     6,899,990              1.5%
                                                                                        -----------              ---
FINLAND -- (1.2%)
    Other Securities.................................................                     5,638,166              1.2%
                                                                                        -----------              ---
FRANCE -- (3.9%)
    Arkema SA........................................................  10,891             1,142,614              0.3%
    Eiffage SA.......................................................  14,431             1,409,359              0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA.........................................................  76,137           $   970,542                 0.2%
    SES SA...........................................................  76,066             1,632,557                 0.4%
    Other Securities.................................................                    12,898,754                 2.7%
                                                                                        -----------                ----
TOTAL FRANCE.                                                                            18,053,826                 3.9%
                                                                                        -----------                ----
GERMANY -- (4.5%)
    K+S AG...........................................................  44,982               837,654                 0.2%
    Lanxess AG.......................................................  19,336             1,196,854                 0.3%
    RWE AG...........................................................  51,929             1,010,238                 0.2%
    Other Securities.................................................                    18,047,217                 3.9%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    21,091,963                 4.6%
                                                                                        -----------                ----
HONG KONG -- (1.9%)
    Other Securities.................................................                     8,682,792                 1.9%
                                                                                        -----------                ----
INDIA -- (3.0%)
    Other Securities.................................................                    13,801,221                 3.0%
                                                                                        -----------                ----
INDONESIA -- (0.5%)
    Other Securities.................................................                     2,552,613                 0.5%
                                                                                        -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 362,243             2,559,463                 0.6%
    Other Securities.................................................                     1,043,133                 0.2%
                                                                                        -----------                ----
TOTAL IRELAND........................................................                     3,602,596                 0.8%
                                                                                        -----------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     2,621,261                 0.6%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Mediobanca Banca di Credito Finanziario SpA...................... 137,017             1,199,964                 0.3%
    Other Securities.................................................                     8,623,080                 1.8%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     9,823,044                 2.1%
                                                                                        -----------                ----
JAPAN -- (17.8%)
    Other Securities.................................................                    82,761,141                18.0%
                                                                                        -----------                ----
    MALAYSIA -- (1.0%)
    Other Securities.................................................                     4,421,014                 1.0%
                                                                                        -----------                ----
MEXICO -- (0.8%)
    Other Securities.................................................                     3,768,131                 0.8%
                                                                                        -----------                ----
NETHERLANDS -- (1.7%)
    Aegon NV......................................................... 302,081             1,852,555                 0.4%
    ASR Nederland NV.................................................  23,143             1,050,628                 0.2%
    Other Securities.................................................                     5,071,310                 1.1%
                                                                                        -----------                ----
    TOTAL NETHERLANDS................................................                     7,974,493                 1.7%
                                                                                        -----------                ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     1,900,920                 0.4%
                                                                                        -----------                ----

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CONTINUED

                                                                                                                PERCENTAGE
                                                                                                                  OF NET
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      --------- ------------------------------- ----------
NORWAY -- (0.8%)
    Other Securities.................................................                     $ 3,560,237              0.8%
                                                                                          -----------              ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       1,401,825              0.3%
                                                                                          -----------              ---
POLAND -- (0.5%)
    Other Securities.................................................                       2,243,132              0.5%
                                                                                          -----------              ---
PORTUGAL -- (0.3%)
    Other Securities.................................................                       1,404,321              0.3%
                                                                                          -----------              ---
RUSSIA -- (0.3%)
    Other Securities.................................................                       1,213,973              0.3%
                                                                                          -----------              ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                       2,928,981              0.6%
                                                                                          -----------              ---
SOUTH AFRICA -- (1.7%)
    Other Securities.................................................                       8,088,595              1.8%
                                                                                          -----------              ---
SOUTH KOREA -- (5.3%)
    Other Securities.................................................                      24,565,710              5.3%
                                                                                          -----------              ---
SPAIN -- (1.6%)
    Banco de Sabadell SA............................................. 1,018,384             1,340,811              0.3%
    Mapfre SA........................................................   266,447               796,194              0.2%
    Other Securities.................................................                       5,485,648              1.2%
                                                                                          -----------              ---
TOTAL SPAIN..........................................................                       7,622,653              1.7%
                                                                                          -----------              ---
SWEDEN -- (1.9%)
    Other Securities.................................................                       8,798,672              1.9%
                                                                                          -----------              ---
SWITZERLAND -- (3.3%)
    Baloise Holding AG...............................................     8,350             1,193,491              0.3%
    Helvetia Holding AG..............................................     1,423               871,624              0.2%
    Swiss Life Holding AG............................................     4,696             1,771,400              0.4%
    Other Securities.................................................                      11,428,429              2.4%
                                                                                          -----------              ---
TOTAL SWITZERLAND....................................................                      15,264,944              3.3%
                                                                                          -----------              ---
TAIWAN -- (4.9%)
    Other Securities.................................................                      22,557,130              4.9%
                                                                                          -----------              ---
THAILAND -- (1.0%)
    Other Securities.................................................                       4,861,359              1.1%
                                                                                          -----------              ---
TURKEY -- (0.2%)
    Other Securities.................................................                         879,759              0.2%
                                                                                          -----------              ---
UNITED KINGDOM -- (11.4%)
    Barratt Developments P.L.C.......................................   202,794             1,330,120              0.3%
    Bellway P.L.C....................................................    25,648               940,707              0.2%
    Berkeley Group Holdings P.L.C. (The).............................    20,786               928,994              0.2%
    Direct Line Insurance Group P.L.C................................   240,466             1,010,505              0.2%
    GVC Holdings P.L.C...............................................   109,902             1,316,450              0.3%

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CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
UNITED KINGDOM -- (Continued)
    Investec P.L.C................................................... 136,113          $    841,528                  0.2%
    J Sainsbury P.L.C................................................ 302,330             1,201,178                  0.3%
    John Wood Group P.L.C............................................ 111,952             1,020,360                  0.2%
    Johnson Matthey P.L.C............................................  23,256               881,728                  0.2%
    Kingfisher P.L.C................................................. 410,817             1,333,990                  0.3%
    Marks & Spencer Group P.L.C...................................... 311,255             1,177,225                  0.3%
    Meggitt P.L.C.................................................... 160,012             1,082,578                  0.2%
    Micro Focus International P.L.C..................................  69,117             1,071,466                  0.2%
    NEX Group P.L.C..................................................  53,734               779,269                  0.2%
    Pearson P.L.C.................................................... 108,351             1,244,730                  0.3%
    Phoenix Group Holdings........................................... 118,804               913,144                  0.2%
    Royal Mail P.L.C................................................. 180,633               829,273                  0.2%
    RSA Insurance Group P.L.C........................................ 205,219             1,475,945                  0.3%
    Taylor Wimpey P.L.C.............................................. 389,086               801,139                  0.2%
*   Tullow Oil P.L.C................................................. 300,389               861,836                  0.2%
    Wm Morrison Supermarkets P.L.C................................... 433,323             1,372,849                  0.3%
    Other Securities.................................................                    30,503,682                  6.5%
                                                                                       ------------                -----
TOTAL UNITED KINGDOM.................................................                    52,918,696                 11.5%
                                                                                       ------------                -----
TOTAL COMMON STOCKS..................................................                   455,878,212                 99.1%
                                                                                       ------------                -----
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Other Securities.................................................                     2,265,410                  0.5%
                                                                                       ------------                -----
COLOMBIA -- (0.0%)
    Other Security...................................................                        64,649                  0.0%
                                                                                       ------------                -----
GERMANY -- (0.2%)
    Other Securities.................................................                       806,902                  0.2%
                                                                                       ------------                -----
TOTAL PREFERRED STOCKS...............................................                     3,136,961                  0.7%
                                                                                       ------------                -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                        14,655                  0.0%
                                                                                       ------------                -----
TOTAL INVESTMENT SECURITIES..........................................                   459,029,828
                                                                                       ------------                -----

                                                                                              VALUE+
                                                                                       ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S) DFA Short Term Investment Fund.................................. 402,673             4,658,921                  1.0%
                                                                                       ------------                -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $482,678,707)..............................................                  $463,688,749                100.8%

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
Common Stocks
   Australia................................................   --     $22,707,835   --    $22,707,835
   Austria..................................................   --       3,170,813   --      3,170,813

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CONTINUED

                                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                         ---------------------------------------------
                                                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                         ----------- ------------ ------- ------------
       Belgium..........................................................          -- $  5,156,304   --    $  5,156,304
       Brazil........................................................... $ 9,529,517           --   --       9,529,517
       Canada...........................................................  27,189,530           --   --      27,189,530
       Chile............................................................      11,664    1,331,705   --       1,343,369
       China............................................................   1,731,941   32,815,093   --      34,547,034
       Colombia.........................................................     330,652           --   --         330,652
       Denmark..........................................................          --    6,899,990   --       6,899,990
       Finland..........................................................          --    5,638,166   --       5,638,166
       France...........................................................          --   18,053,826   --      18,053,826
       Germany..........................................................          --   21,091,963   --      21,091,963
       Hong Kong........................................................          --    8,682,792   --       8,682,792
       India............................................................          --   13,801,221   --      13,801,221
       Indonesia........................................................          --    2,552,613   --       2,552,613
       Ireland..........................................................          --    3,602,596   --       3,602,596
       Israel...........................................................          --    2,621,261   --       2,621,261
       Italy............................................................          --    9,823,044   --       9,823,044
       Japan............................................................     338,215   82,422,926   --      82,761,141
       Malaysia.........................................................          --    4,421,014   --       4,421,014
       Mexico...........................................................   3,768,131           --   --       3,768,131
       Netherlands......................................................          --    7,974,493   --       7,974,493
       New Zealand......................................................      86,251    1,814,669   --       1,900,920
       Norway...........................................................          --    3,560,237   --       3,560,237
       Philippines......................................................          --    1,401,825   --       1,401,825
       Poland...........................................................          --    2,243,132   --       2,243,132
       Portugal.........................................................          --    1,404,321   --       1,404,321
       Russia...........................................................   1,009,532      204,441   --       1,213,973
       Singapore........................................................       1,076    2,927,905   --       2,928,981
       South Africa.....................................................     837,394    7,251,201   --       8,088,595
       South Korea......................................................      72,765   24,492,945   --      24,565,710
       Spain............................................................          --    7,622,653   --       7,622,653
       Sweden...........................................................      28,062    8,770,610   --       8,798,672
       Switzerland......................................................          --   15,264,944   --      15,264,944
       Taiwan...........................................................          --   22,557,130   --      22,557,130
       Thailand.........................................................   4,858,306        3,053   --       4,861,359
       Turkey...........................................................          --      879,759   --         879,759
       United Kingdom...................................................          --   52,918,696   --      52,918,696
Preferred Stocks
       Brazil...........................................................   2,265,410           --   --       2,265,410
       Colombia.........................................................      64,649           --   --          64,649
       Germany..........................................................          --      806,902   --         806,902
Rights/Warrants
       Indonesia........................................................          --        6,691   --           6,691
       Japan............................................................          --        4,009   --           4,009
       Malaysia.........................................................          --          674   --             674
       South Korea......................................................          --        2,444   --           2,444
       Taiwan...........................................................          --          837   --             837
Securities Lending Collateral...........................................          --    4,658,921   --       4,658,921
                                                                         ----------- ------------   --    ------------
TOTAL................................................................... $52,123,095 $411,565,654   --    $463,688,749
                                                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

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                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (4.3%)
    BHP Billiton, Ltd................................................   487,213          $ 11,241,781                 0.4%
    Commonwealth Bank of Australia...................................   139,804             6,874,280                 0.2%
#   Westpac Banking Corp.............................................   282,103             5,358,752                 0.2%
    Other Securities.................................................                     114,630,066                 3.6%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     138,104,879                 4.4%
                                                                                         ------------                 ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      15,749,846                 0.5%
                                                                                         ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.................................................                      26,623,842                 0.9%
                                                                                         ------------                 ---
BRAZIL -- (1.5%)
    Vale SA..........................................................   470,432             7,168,667                 0.3%
    Other Securities.................................................                      41,385,755                 1.3%
                                                                                         ------------                 ---
TOTAL BRAZIL.........................................................                      48,554,422                 1.6%
                                                                                         ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal.................................................    92,353             6,902,463                 0.2%
    Barrick Gold Corp................................................   525,905             6,587,545                 0.2%
#   Royal Bank of Canada.............................................    72,182             5,257,737                 0.2%
#   Suncor Energy, Inc...............................................   156,300             5,206,353                 0.2%
    Other Securities.................................................                     183,079,005                 5.8%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     207,033,103                 6.6%
                                                                                         ------------                 ---
CHILE -- (0.3%)
    Other Securities.................................................                       9,064,794                 0.3%
                                                                                         ------------                 ---
CHINA -- (7.1%)
    China Construction Bank Corp., Class H........................... 8,643,000             6,858,625                 0.2%
    China Mobile, Ltd................................................   635,500             5,953,287                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............   712,000             6,731,268                 0.2%
    Tencent Holdings, Ltd............................................   225,200             7,715,185                 0.3%
    Other Securities.................................................                     201,768,347                 6.4%
                                                                                         ------------                 ---
TOTAL CHINA..........................................................                     229,026,712                 7.3%
                                                                                         ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       3,055,579                 0.1%
                                                                                         ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                       1,471,447                 0.0%
                                                                                         ------------                 ---
DENMARK -- (1.2%)
    Other Securities.................................................                      38,552,753                 1.2%
                                                                                         ------------                 ---
EGYPT -- (0.0%)
    Other Security...................................................                         117,009                 0.0%
                                                                                         ------------                 ---
FINLAND -- (1.3%)
    Other Securities.................................................                      42,749,732                 1.4%
                                                                                         ------------                 ---

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CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.6%)
    Orange SA........................................................   390,196          $  6,090,316                 0.2%
    Peugeot SA.......................................................   282,821             6,722,876                 0.2%
    Sanofi...........................................................    72,266             6,457,731                 0.2%
#   Total SA.........................................................   193,992            11,382,563                 0.4%
    Other Securities.................................................                     151,881,057                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     182,534,543                 5.8%
                                                                                         ------------                 ---
GERMANY -- (5.1%)
    Allianz SE.......................................................    36,197             7,540,553                 0.3%
    BASF SE..........................................................   138,625            10,637,876                 0.4%
    Bayerische Motoren Werke AG......................................    76,817             6,614,773                 0.2%
    Daimler AG.......................................................   174,048            10,310,012                 0.3%
    Deutsche Telekom AG..............................................   609,489             9,996,641                 0.3%
    Siemens AG.......................................................    52,819             6,071,376                 0.2%
    Other Securities.................................................                     113,390,675                 3.6%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     164,561,906                 5.3%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                         476,691                 0.0%
                                                                                         ------------                 ---
HONG KONG -- (1.9%)
    AIA Group, Ltd................................................... 1,173,600             8,927,626                 0.3%
    Other Securities.................................................                      52,167,420                 1.7%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      61,095,046                 2.0%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       2,653,430                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.6%)
    Other Securities.................................................                      83,517,900                 2.7%
                                                                                         ------------                 ---
INDONESIA -- (0.5%)
    Other Securities.................................................                      16,774,891                 0.5%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    Other Securities.................................................                      15,883,240                 0.5%
                                                                                         ------------                 ---
    ISRAEL -- (0.5%)
    Other Securities.................................................                      17,094,566                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.1%)
    Eni SpA..........................................................   351,830             6,248,413                 0.2%
*   Fiat Chrysler Automobiles NV.....................................   359,805             5,475,671                 0.2%
    Other Securities.................................................                      56,117,728                 1.8%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      67,841,812                 2.2%
                                                                                         ------------                 ---
JAPAN -- (17.4%)
    Honda Motor Co., Ltd.............................................   259,300             7,401,856                 0.3%
    JXTG Holdings, Inc...............................................   780,800             5,275,852                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   946,300             5,727,470                 0.2%
#   Toyota Motor Corp................................................   280,688            16,442,964                 0.6%

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
JAPAN -- (Continued)
    Other Securities.................................................                    $529,439,160                16.7%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     564,287,302                18.0%
                                                                                         ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                      19,541,106                 0.6%
                                                                                         ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                      23,429,693                 0.7%
                                                                                         ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities.................................................                      58,956,103                 1.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                      10,391,579                 0.3%
                                                                                         ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                      24,092,072                 0.8%
                                                                                         ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                         490,794                 0.0%
                                                                                         ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       8,526,319                 0.3%
                                                                                         ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                      10,601,428                 0.3%
                                                                                         ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                       5,721,400                 0.2%
                                                                                         ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                       8,127,754                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (0.8%)
    Other Securities.................................................                      25,078,569                 0.8%
                                                                                         ------------                ----
SOUTH AFRICA -- (1.9%)
    Other Securities.................................................                      60,494,716                 1.9%
                                                                                         ------------                ----
SOUTH KOREA -- (3.8%)
    Samsung Electronics Co., Ltd.....................................   444,150            16,627,106                 0.6%
    SK Hynix, Inc....................................................    96,784             5,828,850                 0.2%
    Other Securities.................................................                      98,862,911                 3.1%
                                                                                         ------------                ----
TOTAL SOUTH KOREA....................................................                     121,318,867                 3.9%
                                                                                         ------------                ----
SPAIN -- (1.7%)
    Banco Santander SA............................................... 1,253,758             5,965,322                 0.2%
    Other Securities.................................................                      47,853,326                 1.5%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                      53,818,648                 1.7%
                                                                                         ------------                ----
SWEDEN -- (1.9%)
    Other Securities.................................................                      62,966,208                 2.0%
                                                                                         ------------                ----

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SWITZERLAND -- (4.1%)
    ABB, Ltd.........................................................   294,037         $    5,916,477                0.2%
    Nestle SA........................................................   200,030             16,887,149                0.6%
    Novartis AG......................................................   132,989             11,646,152                0.4%
    Roche Holding AG.................................................    26,412              6,427,688                0.2%
#   Swisscom AG......................................................    12,175              5,574,709                0.2%
    Other Securities.................................................                       86,847,092                2.7%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      133,299,267                4.3%
                                                                                        --------------               ----
TAIWAN -- (3.6%)
    Other Securities.................................................                      117,103,970                3.7%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       24,271,764                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        6,702,532                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (11.2%)
#   Anglo American P.L.C.............................................   412,690              8,808,198                0.3%
    BP P.L.C., Sponsored ADR.........................................   472,008             20,470,987                0.7%
    Glencore P.L.C................................................... 1,708,314              6,952,256                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   306,911             12,610,973                0.4%
    Legal & General Group P.L.C...................................... 1,662,435              5,334,550                0.2%
#   Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,522,931                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107             10,180,351                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   107,051              7,034,321                0.2%
    Tesco P.L.C...................................................... 1,976,348              5,382,431                0.2%
    Vodafone Group P.L.C............................................. 3,422,553              6,436,241                0.2%
    Other Securities.................................................                      270,235,467                8.6%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      361,968,706               11.6%
                                                                                        --------------               ----
UNITED STATES -- (0.1%)
    Other Securities.................................................                        1,970,493                0.1%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,075,697,433               98.3%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.4%)
    Other Securities.................................................                       14,051,009                0.4%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          187,759                0.0%
                                                                                        --------------               ----
COLOMBIA -- (0.0%)
    Other Securities.................................................                          523,901                0.0%
                                                                                        --------------               ----
GERMANY -- (0.5%)
    Volkswagen AG....................................................    43,057              7,233,702                0.2%
    Other Securities.................................................                        7,494,767                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,728,469                0.5%
                                                                                        --------------               ----

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CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                    $       16,210                 0.0%
                                                                                         --------------               -----
TOTAL PREFERRED STOCKS...............................................                        29,507,348                 0.9%
                                                                                         --------------               -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                           113,230                 0.0%
                                                                                         --------------               -----
TOTAL INVESTMENT SECURITIES..........................................                     3,105,318,011
                                                                                         --------------
                                                                                             VALUE+
                                                                                 -------------------------------
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S) DFA Short Term Investment Fund.................................. 11,262,955            130,312,391                 4.2%
                                                                                         --------------               -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $3,273,175,643)............................................                    $3,235,630,402               103.4%
                                                                                         ==============               =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                      ----------------------------------------------
                                                                        LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                      ------------ ------------ ------- ------------
Common Stocks
    Australia........................................................ $  1,593,024 $136,511,855   --    $138,104,879
    Austria..........................................................           --   15,749,846   --      15,749,846
    Belgium..........................................................      102,972   26,520,870   --      26,623,842
    Brazil...........................................................   48,554,422           --   --      48,554,422
    Canada...........................................................  207,033,103           --   --     207,033,103
    Chile............................................................    1,378,785    7,686,009   --       9,064,794
    China............................................................   23,699,069  205,327,643   --     229,026,712
    Colombia.........................................................    3,055,579           --   --       3,055,579
    Czech Republic...................................................           --    1,471,447   --       1,471,447
    Denmark..........................................................      230,754   38,321,999   --      38,552,753
    Egypt............................................................           --      117,009   --         117,009
    Finland..........................................................      115,913   42,633,819   --      42,749,732
    France...........................................................    1,314,543  181,220,000   --     182,534,543
    Germany..........................................................    1,586,168  162,975,738   --     164,561,906
    Greece...........................................................           --      476,691   --         476,691
    Hong Kong........................................................      109,097   60,985,949   --      61,095,046
    Hungary..........................................................           --    2,653,430   --       2,653,430
    India............................................................      949,709   82,568,191   --      83,517,900
    Indonesia........................................................      151,200   16,623,691   --      16,774,891
    Ireland..........................................................    4,541,301   11,341,939   --      15,883,240
    Israel...........................................................    1,116,446   15,978,120   --      17,094,566
    Italy............................................................       78,567   67,763,245   --      67,841,812
    Japan............................................................    3,627,280  560,660,022   --     564,287,302
    Malaysia.........................................................           --   19,541,106   --      19,541,106
    Mexico...........................................................   23,429,057          636   --      23,429,693
    Netherlands......................................................    6,903,552   52,052,551   --      58,956,103
    New Zealand......................................................      125,564   10,266,015   --      10,391,579
    Norway...........................................................      190,283   23,901,789   --      24,092,072
    Peru.............................................................      490,689          105   --         490,794
    Philippines......................................................      101,299    8,425,020   --       8,526,319
    Poland...........................................................           --   10,601,428   --      10,601,428

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       --------------------------------------------------
                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                       ------------ -------------- ------- --------------
    Portugal..........................................           -- $    5,721,400   --    $    5,721,400
    Russia............................................ $  3,205,853      4,921,901   --         8,127,754
    Singapore.........................................        1,056     25,077,513   --        25,078,569
    South Africa......................................    3,926,044     56,568,672   --        60,494,716
    South Korea.......................................    1,002,588    120,316,279   --       121,318,867
    Spain.............................................      364,633     53,454,015   --        53,818,648
    Sweden............................................       89,897     62,876,311   --        62,966,208
    Switzerland.......................................    3,412,086    129,887,181   --       133,299,267
    Taiwan............................................    5,320,414    111,783,556   --       117,103,970
    Thailand..........................................   24,269,400          2,364   --        24,271,764
    Turkey............................................       12,384      6,690,148   --         6,702,532
    United Kingdom....................................   85,480,420    276,488,286   --       361,968,706
    United States.....................................    1,970,493             --   --         1,970,493
Preferred Stocks
    Brazil............................................   14,051,009             --   --        14,051,009
    Chile.............................................           --        187,759   --           187,759
    Colombia..........................................      523,901             --   --           523,901
    Germany...........................................           --     14,728,469   --        14,728,469
    United Kingdom....................................           --         16,210   --            16,210
Rights/Warrants
    Canada............................................           --            463   --               463
    Chile.............................................           --          1,762   --             1,762
    Indonesia.........................................           --         16,358   --            16,358
    Japan.............................................           --          3,180   --             3,180
    Malaysia..........................................           --          1,202   --             1,202
    South Korea.......................................           --          4,922   --             4,922
    Spain.............................................           --         74,909   --            74,909
    Sweden............................................           --          4,357   --             4,357
    Taiwan............................................           --          4,033   --             4,033
    Thailand..........................................           --          2,044   --             2,044
Securities Lending Collateral.........................           --    130,312,391   --       130,312,391
                                                       ------------ --------------   --    --------------
TOTAL................................................. $474,108,554 $2,761,521,848   --    $3,235,630,402
                                                       ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.............................. 17,748,751 $404,139,045
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 20,176,005  255,226,466
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  4,315,134   81,771,789
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $688,205,650)..............................................            $741,137,300
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.090%
    (Cost $521,378)..................................................    521,378      521,378
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $688,727,028)..............................................            $741,658,678
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $741,137,300   --      --    $741,137,300
Temporary Cash Investments.............................      521,378   --      --         521,378
                                                        ------------   --      --    ------------
TOTAL.................................................. $741,658,678   --      --    $741,658,678
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
    DFA Investment Dimensions Group Inc..............................  8,552,937 $181,749,903
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 10,315,893  130,496,053
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  3,504,004   66,400,879
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $327,990,612)..............................................            $378,646,835
                                                                                 ============

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD    COUNTERPARTY                                DATE    (DEPRECIATION)
-------------------  ------------------ ---------------------------------------  ---------- --------------
USD       2,209,344  DKK     14,158,518 State Street Bank and Trust               11/05/18    $   59,329
USD       1,283,781  SGD      1,763,011 JP Morgan                                 11/07/18        10,862
USD       1,306,432  NOK     10,723,699 Citibank, N.A.                            11/16/18        33,587
USD       3,248,546  SEK     29,161,574 Citibank, N.A.                            11/16/18        58,383
USD       6,606,278  CHF      6,509,277 Citibank, N.A.                            11/16/18       135,320
USD       7,436,083  CAD      9,692,980 Citibank, N.A.                            11/16/18        71,291
USD      18,735,929  GBP     14,138,963 State Street Bank and Trust               11/16/18       652,790
USD      30,195,451  JPY  3,382,623,949 Citibank, N.A.                            11/16/18       187,642
USD         836,028  ILS      3,053,000 Citibank, N.A.                            11/21/18        14,031
USD      32,130,371  EUR     27,971,243 State Street Bank and Trust               11/28/18       385,186
USD         509,012  NZD        778,059 Citibank, N.A.                            01/25/19           801
USD       7,171,812  AUD     10,112,538 Citibank, N.A.                            01/25/19         3,297
                                                                                              ----------
TOTAL APPRECIATION                                                                            $1,612,519
DKK         777,782  USD        119,761 Citibank, N.A.                            11/05/18    $   (1,653)
JPY     197,669,712  USD      1,759,811 Citibank, N.A.                            11/16/18        (6,250)
NOK         649,661  USD         78,047 Citibank, N.A.                            11/16/18          (936)
SEK       1,962,889  USD        215,790 Bank of America Corp.                     11/16/18        (1,058)
SGD          93,139  USD         67,504 Citibank, N.A.                            11/07/18          (257)
USD      11,457,423  HKD     89,671,456 Barclays Capital                          01/25/19          (407)
                                                                                              ----------
TOTAL (DEPRECIATION)                                                                          $  (10,561)
                                                                                              ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $1,601,958
                                                                                              ==========

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    178     12/21/18  $25,751,296 $24,128,790  $(1,622,506)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $25,751,296 $24,128,790  $(1,622,506)
                                                                        =========== ===========  ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                                LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------  ---------- ------- ------------
Affiliated Investment Companies............................. $378,646,835          --   --    $378,646,835
Forward Currency Contracts**................................           --  $1,601,958   --       1,601,958
Futures Contracts**.........................................   (1,622,506)         --   --      (1,622,506)
                                                             ------------  ----------   --    ------------
TOTAL....................................................... $377,024,329  $1,601,958   --    $378,626,287
                                                             ============  ==========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $5,406,696,334
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $5,406,696,334
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $6,302,852,246
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,302,852,246
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.. $16,473,722,142
                                                        ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $16,473,722,142
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.3%)
BRAZIL -- (7.5%)
    Ambev SA, ADR....................................................  15,156,098         $   65,625,904                0.3%
#   Banco Bradesco SA, ADR...........................................  10,092,312             92,546,500                0.4%
    Itau Unibanco Holding SA, ADR....................................   5,343,105             70,368,693                0.3%
    Lojas Renner SA..................................................   5,227,997             52,820,821                0.2%
    Petroleo Brasileiro SA...........................................   8,136,786             66,292,450                0.3%
    Petroleo Brasileiro SA, Sponsored ADR............................   4,065,689             60,253,511                0.2%
    Vale SA..........................................................  17,883,874            272,523,044                1.1%
    Other Securities.................................................                      1,254,860,631                4.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,935,291,554                7.6%
                                                                                          --------------               ----
CHILE -- (1.3%)
    Other Securities.................................................                        332,114,994                1.3%
                                                                                          --------------               ----
CHINA -- (16.6%)
#*  Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,510,117            214,859,447                0.9%
*   Baidu, Inc., Sponsored ADR.......................................     342,705             65,134,512                0.3%
    China Construction Bank Corp., Class H........................... 226,157,302            179,466,394                0.7%
    China Mobile, Ltd................................................  10,600,500             99,304,192                0.4%
#   China Mobile, Ltd., Sponsored ADR................................   1,997,961             93,005,085                0.4%
    China Overseas Land & Investment, Ltd............................  18,498,033             58,154,820                0.2%
    China Petroleum & Chemical Corp., Class H........................  70,800,400             57,672,295                0.2%
    CNOOC, Ltd.......................................................  36,457,000             62,085,500                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 156,720,725            106,330,714                0.4%
    NetEase, Inc., ADR...............................................     269,776             56,072,942                0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,734,000            167,657,733                0.7%
    Tencent Holdings, Ltd............................................  10,586,900            362,699,361                1.4%
    Other Securities.................................................                      2,776,056,040               10.8%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,298,499,035               16.9%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                         98,350,479                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.................................................                         44,218,190                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         14,613,705                0.1%
                                                                                          --------------               ----
GREECE -- (0.2%)
    Other Securities.................................................                         55,004,941                0.2%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            600,963                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        105,198,058                0.4%
                                                                                          --------------               ----
INDIA -- (12.1%)
    HDFC Bank, Ltd...................................................   2,994,559             77,521,410                0.3%
    Housing Development Finance Corp., Ltd...........................   3,549,153             84,809,881                0.4%
    Infosys, Ltd.....................................................  12,734,298            117,601,185                0.5%
#   Infosys, Ltd., Sponsored ADR.....................................   7,416,008             70,229,596                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Reliance Industries, Ltd.........................................   8,219,720         $  117,665,417                0.5%
    Tata Consultancy Services, Ltd...................................   3,896,968            101,973,604                0.4%
    Other Securities.................................................                      2,576,162,802               10.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,145,963,895               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.6%)
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             58,381,561                0.3%
    Other Securities.................................................                        610,894,158                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        669,275,719                2.6%
                                                                                          --------------               ----
MALAYSIA -- (3.2%)
    Public Bank Bhd..................................................  11,077,811             65,164,389                0.3%
    Other Securities.................................................                        767,925,978                3.0%
                                                                                          --------------               ----
TOTAL MALAYSIA.......................................................                        833,090,367                3.3%
                                                                                          --------------               ----
MEXICO -- (3.2%)
    America Movil S.A.B. de C.V., Sponsored ADR,
    Class L..........................................................   4,015,002             57,775,878                0.2%
    Grupo Mexico S.A.B. de C.V.......................................  24,442,328             56,373,208                0.2%
    Other Securities.................................................                        706,705,284                2.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        820,854,370                3.2%
                                                                                          --------------               ----
    PERU -- (0.1%)
    Other Securities.................................................                         39,581,616                0.2%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        308,392,875                1.2%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        377,080,393                1.5%
                                                                                          --------------               ----
RUSSIA -- (1.5%)
    Other Securities.................................................                        384,232,346                1.5%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            270,935                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.8%)
    Absa Group, Ltd..................................................   5,792,588             58,529,965                0.2%
    FirstRand, Ltd...................................................  23,983,632            104,752,384                0.4%
    MTN Group, Ltd...................................................  14,695,252             85,334,290                0.3%
    Naspers, Ltd., Class N...........................................     673,739            118,174,387                0.5%
    Sanlam, Ltd......................................................  12,023,228             60,540,785                0.3%
    Sasol, Ltd.......................................................   2,004,055             65,492,415                0.3%
    Standard Bank Group, Ltd.........................................   8,843,736             97,981,657                0.4%
    Other Securities.................................................                      1,180,028,721                4.6%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,770,834,604                7.0%
                                                                                          --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd.....................................................     230,246             70,357,555                0.3%
    Samsung Electronics Co., Ltd.....................................  25,385,277            950,317,896                3.8%
    SK Holdings Co., Ltd.............................................     257,689             59,334,459                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     SK Hynix, Inc...........................  3,141,984         $   189,227,083                0.8%
      Other Securities........................                      2,882,741,443               11.2%
                                                                  ---------------              -----
TOTAL SOUTH KOREA.............................                      4,151,978,436               16.4%
                                                                  ---------------              -----
TAIWAN -- (15.7%)
      Hon Hai Precision Industry Co., Ltd..... 44,249,403             112,638,996                0.5%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 41,147,652             308,911,148                1.2%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd.,
      Sponsored ADR........................... 10,778,196             410,649,268                1.6%
      Uni-President Enterprises Corp.......... 26,452,734              64,117,522                0.3%
      Other Securities........................                      3,165,386,686               12.4%
                                                                  ---------------              -----
TOTAL TAIWAN..................................                      4,061,703,620               16.0%
                                                                  ---------------              -----
THAILAND -- (3.7%)
      PTT PCL................................. 72,022,800             110,804,308                0.5%
      Other Securities........................                        847,481,055                3.3%
                                                                  ---------------              -----
TOTAL THAILAND................................                        958,285,363                3.8%
                                                                  ---------------              -----
TURKEY -- (1.1%)
      Other Securities........................                        276,235,759                1.1%
                                                                  ---------------              -----
TOTAL COMMON STOCKS...........................                     24,681,672,217               97.3%
                                                                  ---------------              -----
PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
      Banco Bradesco SA.......................  6,072,964              55,972,770                0.2%
      Itau Unibanco Holding SA................ 11,379,145             150,590,593                0.6%
      Petroleo Brasileiro SA..................  9,824,562              72,915,330                0.3%
      Other Securities........................                        187,336,738                0.7%
                                                                  ---------------              -----
TOTAL BRAZIL..................................                        466,815,431                1.8%
                                                                  ---------------              -----
CHILE -- (0.0%)
      Other Securities........................                          9,028,101                0.0%
                                                                  ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities........................                         16,712,534                0.1%
                                                                  ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                            155,594                0.0%
                                                                  ---------------              -----
TOTAL PREFERRED STOCKS........................                        492,711,660                1.9%
                                                                  ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            877,292                0.0%
                                                                  ---------------              -----
TOTAL INVESTMENT SECURITIES...................                     25,175,261,169
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (2.8%)
@(S)  DFA Short Term Investment Fund.......... 63,414,247             733,702,839                2.9%
                                                                  ---------------              -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $25,192,318,527)..................                    $25,908,964,008              102.1%
                                                                  ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,522 $ 31,092,750  $(2,475,772)
S&P 500(R)/ /Emini Index..........................    710     12/21/18   102,043,966   96,244,050   (5,799,916)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $135,612,488 $127,336,800  $(8,275,688)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- ------- ---------------
Common Stocks
   Brazil................................................... $1,935,291,554             --   --    $ 1,935,291,554
   Chile....................................................    102,298,660 $  229,816,334   --        332,114,994
   China....................................................    761,784,656  3,536,714,379   --      4,298,499,035
   Colombia.................................................     98,350,479             --   --         98,350,479
   Czech Republic...........................................             --     44,218,190   --         44,218,190
   Egypt....................................................      1,267,910     13,345,795   --         14,613,705
   Greece...................................................             --     55,004,941   --         55,004,941
   Hong Kong................................................         16,227        584,736   --            600,963
   Hungary..................................................        245,477    104,952,581   --        105,198,058
   India....................................................    120,263,353  3,025,700,542   --      3,145,963,895
   Indonesia................................................     24,021,899    645,253,820   --        669,275,719
   Malaysia.................................................             --    833,090,367   --        833,090,367
   Mexico...................................................    820,783,993         70,377   --        820,854,370
   Peru.....................................................     39,579,917          1,699   --         39,581,616
   Philippines..............................................      6,505,893    301,886,982   --        308,392,875
   Poland...................................................             --    377,080,393   --        377,080,393
   Russia...................................................     95,022,479    289,209,867   --        384,232,346
   Singapore................................................             --        270,935   --            270,935
   South Africa.............................................    116,585,261  1,654,249,343   --      1,770,834,604
   South Korea..............................................     87,754,116  4,064,224,320   --      4,151,978,436
   Taiwan...................................................    437,228,782  3,624,474,838   --      4,061,703,620
   Thailand.................................................    958,054,200        231,163   --        958,285,363
   Turkey...................................................      1,504,279    274,731,480   --        276,235,759
Preferred Stocks
   Brazil...................................................    466,815,431             --   --        466,815,431
   Chile....................................................             --      9,028,101   --          9,028,101
   Colombia.................................................     16,712,534             --   --         16,712,534
   South Korea..............................................             --        155,594   --            155,594
Rights/Warrants
   Chile....................................................             --         52,006   --             52,006
   Indonesia................................................             --        392,117   --            392,117
   Malaysia.................................................             --        103,040   --            103,040
   South Korea..............................................             --        182,674   --            182,674
   Taiwan...................................................             --        131,886   --            131,886
   Thailand.................................................             --         15,569   --             15,569

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED


                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Securities Lending Collateral.             --  $   733,702,839   --    $   733,702,839
Futures Contracts**...........   $ (8,275,688)              --   --         (8,275,688)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,081,811,412  $19,818,876,908   --    $25,900,688,320
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             ENHANCED U.S.
                                                                 LARGE      U.S. LARGE CAP
                                                                COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                              PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                             -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --             -- $   25,270,627               --
Investments at Value (including $2,218, $52,049, $0 and
  $2,351,990 of securities on loan, respectively)........... $      317,641 $    1,452,431             --   $   10,369,870
Temporary Cash Investments at Value & Cost..................             --          2,939             --          108,517
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,270, $40,425, $0 and
  $1,345,656)...............................................          2,270         40,426             --        1,345,682
Segregated Cash for Futures Contracts.......................             --             --             --            3,900
Cash........................................................          5,360             --             --               --
Receivables:
   Investment Securities Sold...............................          1,183            820             --          240,652
   Dividends and Interest...................................          2,328          1,314             --            4,372
   Securities Lending Income................................             --              6             --              291
   Fund Shares Sold.........................................            101          2,201         14,238            7,955
   Futures Margin Variation.................................          3,137             --             --              839
Unrealized Gain on Forward Currency Contracts...............            448             --             --               --
Prepaid Expenses and Other Assets...........................             15             24            123               77
                                                             -------------- -------------- --------------   --------------
       Total Assets.........................................        332,483      1,500,161     25,284,988       12,082,155
                                                             -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................          2,270         40,429             --        1,345,766
   Investment Securities Purchased..........................          2,926          1,653             --          263,334
   Fund Shares Redeemed.....................................            145            545         12,177            5,743
   Due to Advisor...........................................             30            190          3,298            3,228
Accrued Expenses and Other Liabilities......................             49            126          1,177              922
                                                             -------------- -------------- --------------   --------------
       Total Liabilities....................................          5,420         42,943         16,652        1,618,993
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $47,848 and shares outstanding of 0, 0, 0 and 2,040,767,
  respectively..............................................            N/A            N/A            N/A   $        23.45
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $108,168 and shares outstanding of 0, 0, 0 and 4,637,645,
  respectively..............................................            N/A            N/A            N/A   $        23.32
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of
  $327,063; $1,457,218; $25,268,336 and $10,307,146 and
  shares outstanding of 25,108,948, 87,013,242, 675,386,094
  and 439,438,485, respectively............................. $        13.03 $        16.75 $        37.41   $        23.46
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                             ============== ============== ==============   ==============
Investments at Cost......................................... $      322,672 $    1,143,446            N/A   $    8,905,005
                                                             ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      315,548 $    1,153,086 $   17,927,634   $    8,593,962
Total Distributable Earnings (Loss).........................         11,515        304,132      7,340,702        1,869,200
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,847,644, $2,570,265,
  $2,978,602 and $677,935 of securities on loan,
  respectively).............................................  $   14,525,166  $   23,478,789 $   24,470,723 $    4,568,642
Temporary Cash Investments at Value & Cost..................         185,684         167,633        225,634         67,909
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,667,131, $1,470,038,
  $1,747,135 and $376,151)..................................       1,667,171       1,470,055      1,747,162        376,160
Segregated Cash for Futures Contracts.......................           6,522           6,630          8,130          1,806
Receivables:
   Investment Securities Sold...............................         223,441          14,130         10,356             94
   Dividends and Interest...................................           5,000          18,184         19,581          2,840
   Securities Lending Income................................             397             463            533            146
   Fund Shares Sold.........................................           9,904          29,209         19,435          5,065
   Futures Margin Variation.................................           1,410           1,425          1,748            388
Prepaid Expenses and Other Assets...........................             116             222            211             46
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,624,811      25,186,740     26,503,513      5,023,096
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,667,197       1,470,152      1,747,190        376,194
   Investment Securities Purchased..........................         205,415          62,168         57,569         31,042
   Fund Shares Redeemed.....................................          11,680          19,467         14,926          3,473
   Due to Advisor...........................................           6,500           3,509          4,314          1,218
Accrued Expenses and Other Liabilities......................           1,404           1,718          1,864            400
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,892,196       1,557,014      1,825,863        412,327
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,732,615; $23,629,726; $24,677,650 and $4,610,769 and
  shares outstanding of 404,819,552, 1,037,950,248,
  1,161,535,950 and 250,529,805, respectively...............  $        36.39  $        22.77 $        21.25 $        18.40
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,370,820  $   15,920,979 $   16,320,509 $    3,104,772
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,819,613  $   15,883,815 $   16,215,104 $    3,036,938
Total Distributable Earnings (Loss).........................       3,913,002       7,745,911      8,462,546      1,573,831
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        U.S. HIGH      DFA REAL
                                                                                        RELATIVE        ESTATE       LARGE CAP
                                                        U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                          PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                        -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,209,306,
  $1,468,097, $15,705, $495,428 and $217,253 of
  securities on loan, respectively).................... $   17,280,115 $    6,375,051 $    719,417  $    8,556,902 $    4,520,654
Temporary Cash Investments at Value & Cost.............         97,267         56,048        3,361          12,245             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $2,515,586,
  $958,059, $9,440, $359,448 and $206,361).............      2,515,622        958,074        9,440         359,453        206,350
Segregated Cash for Futures Contracts..................          3,888          2,508           --             660          1,462
Foreign Currencies at Value............................             --             --           --              --         12,407
Cash...................................................             --             --           --              --         34,040
Receivables:
   Investment Securities Sold..........................        124,968        273,908          596           4,515             --
   Dividends and Interest..............................          4,433          2,187          818           6,061         16,044
   Securities Lending Income...........................            959            330            4              52            160
   Fund Shares Sold....................................         11,285          5,544        2,243           4,156         13,010
   Futures Margin Variation............................            840            549           --             142            293
Prepaid Expenses and Other Assets......................             79             51           66              63             34
                                                        -------------- -------------- ------------  -------------- --------------
       Total Assets....................................     20,039,456      7,674,250      735,945       8,944,249      4,804,454
                                                        -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      2,515,956        958,101        9,444         359,545        206,330
   Investment Securities Purchased.....................        187,998        229,839        3,154              --          4,162
   Fund Shares Redeemed................................         25,291          4,496          439           5,130          5,319
   Due to Advisor......................................          5,341          2,862           84           1,157            800
Accrued Expenses and Other Liabilities.................          1,419            636           96             759            437
                                                        -------------- -------------- ------------  -------------- --------------
       Total Liabilities...............................      2,736,005      1,195,934       13,217         366,591        217,048
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $17,303,451; $6,478,316; $722,728; $8,577,658 and
  $4,587,406 and shares outstanding of 494,096,241,
  296,101,862, 60,997,039, 251,284,798 and
  215,521,725, respectively............................ $        35.02 $        21.88 $      11.85  $        34.14 $        21.29
                                                        ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
Investments at Cost.................................... $   13,519,219 $    4,211,786 $    709,861  $    6,464,987 $    4,171,457
                                                        ============== ============== ============  ============== ==============
Foreign Currencies at Cost............................. $           -- $           -- $         --  $           -- $       12,566
                                                        ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   13,006,657 $    4,066,883 $    714,797  $    6,585,450 $    4,254,160
Total Distributable Earnings (Loss)....................      4,296,794      2,411,433        7,931       1,992,208        333,246
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       INTERNATIONAL
                                                        INTERNATIONAL      SMALL      GLOBAL SMALL JAPANESE SMALL
                                                         CORE EQUITY      COMPANY        COMPANY       COMPANY
                                                         PORTFOLIO*      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                        -------------- -------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value             -- $   12,556,610 $     31,323  $      623,019
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively).......... $   26,889,884             --           --              --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................      1,604,446             --           --              --
Segregated Cash for Futures Contracts..................          7,560          4,860           --              --
Foreign Currencies at Value............................         41,963             --           --              --
Cash...................................................        209,613         92,276           32              --
Receivables:
   Investment Securities Sold..........................         14,139             --           --              --
   Dividends, Interest and Tax Reclaims................         90,720             --           --              --
   Securities Lending Income...........................          3,069             --           --              --
   Fund Shares Sold....................................         36,243         15,268           17               5
   From Advisor........................................             --             --            2              --
   Futures Margin Variation............................          1,625          1,126           --              --
Unrealized Gain on Foreign Currency Contracts..........             50             --           --              --
Prepaid Expenses and Other Assets......................            308             79           14              10
                                                        -------------- -------------- ------------  --------------
       Total Assets....................................     28,899,620     12,670,219       31,388         623,034
                                                        -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      1,604,473             --           --              --
   Investment Securities Purchased.....................         68,174             --           --              --
   Fund Shares Redeemed................................         43,744          8,833           --             135
   Due to Advisor......................................          6,152          4,469           --             221
Unrealized Loss on Foreign Currency Contracts..........             41             --           --              --
Accrued Expenses and Other Liabilities.................          2,447            713            8              28
                                                        -------------- -------------- ------------  --------------
       Total Liabilities...............................      1,725,031         14,015            8             384
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        12.65 $        18.46 $      10.73  $        25.70
                                                        ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED............................  7,000,000,000  3,000,000,000  100,000,000   1,000,000,000
                                                        ============== ============== ============  ==============
Investments in Affiliated Investment Companies at Cost. $           --            N/A $     32,385             N/A
                                                        ============== ============== ============  ==============
Investments at Cost.................................... $   25,608,068            N/A          N/A             N/A
                                                        ============== ============== ============  ==============
Foreign Currencies at Cost............................. $       42,151 $           -- $         --  $           --
                                                        ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   26,082,688 $   11,430,392 $     32,617  $      528,647
Total Distributable Earnings (Loss)....................      1,091,901      1,225,812       (1,237)         94,003
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============

                                                         ASIA PACIFIC
                                                            SMALL
                                                           COMPANY
                                                          PORTFOLIO
                                                        --------------
ASSETS:
Investments in Affiliated Investment Companies at Value $      346,493
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................             --
Segregated Cash for Futures Contracts..................             --
Foreign Currencies at Value............................             --
Cash...................................................             --
Receivables:
   Investment Securities Sold..........................             --
   Dividends, Interest and Tax Reclaims................             --
   Securities Lending Income...........................             --
   Fund Shares Sold....................................              2
   From Advisor........................................             --
   Futures Margin Variation............................             --
Unrealized Gain on Foreign Currency Contracts..........             --
Prepaid Expenses and Other Assets......................             10
                                                        --------------
       Total Assets....................................        346,505
                                                        --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................             --
   Investment Securities Purchased.....................             --
   Fund Shares Redeemed................................             25
   Due to Advisor......................................            122
Unrealized Loss on Foreign Currency Contracts..........             --
Accrued Expenses and Other Liabilities.................             23
                                                        --------------
       Total Liabilities...............................            170
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        20.83
                                                        ==============
NUMBER OF SHARES AUTHORIZED............................  1,000,000,000
                                                        ==============
Investments in Affiliated Investment Companies at Cost.            N/A
                                                        ==============
Investments at Cost....................................            N/A
                                                        ==============
Foreign Currencies at Cost............................. $           --
                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $      382,722
Total Distributable Earnings (Loss)....................        (36,387)
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL   DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE    REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES     SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $       36,361 $      646,483             --  $    3,939,448
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......             --             -- $    5,366,724       3,536,061
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................             --             --        214,317          89,035
Segregated Cash for Futures Contracts.......................             --             --          1,722              --
Foreign Currencies at Value.................................             --             --         29,330              --
Cash........................................................             --             --         17,998           1,693
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --          4,459              --
   Dividends and Interest...................................             --             --         23,811           2,451
   Securities Lending Income................................             --             --            301              16
   Fund Shares Sold.........................................             --             23          1,865           4,670
   Futures Margin Variation.................................             --             --            370              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             10             23              63
                                                             -------------- -------------- --------------  --------------
       Total Assets.........................................         36,369        646,516      5,660,920       7,573,437
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        214,340          89,065
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --             77              --
   Fund Shares Redeemed.....................................             --            600          2,410           7,602
   Due to Advisor...........................................             11            227          1,178             408
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              7             38            408             438
                                                             -------------- -------------- --------------  --------------
       Total Liabilities....................................             18            865        218,413          97,513
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively.. $        26.95 $        24.37 $         4.85  $        10.71
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at Cost......            N/A            N/A $           --  $    3,483,483
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,386,352  $    3,439,740
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $       29,468  $           --
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       32,447 $      613,661 $    5,991,554  $    6,823,080
Total Distributable Earnings (Loss).........................          3,904         31,990       (549,047)        652,844
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....              --
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......  $   13,542,654
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................         948,096
Segregated Cash for Futures Contracts.......................           4,260
Foreign Currencies at Value.................................         138,226
Cash........................................................          12,464
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................          69,428
   Dividends and Interest...................................          53,663
   Securities Lending Income................................           2,168
   Fund Shares Sold.........................................          14,851
   Futures Margin Variation.................................           1,306
Unrealized Gain on Foreign Currency Contracts...............               8
Prepaid Expenses and Other Assets...........................              98
                                                              --------------
       Total Assets.........................................      14,787,222
                                                              --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................         948,108
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................          28,169
   Fund Shares Redeemed.....................................          13,941
   Due to Advisor...........................................           7,999
Unrealized Loss on Foreign Currency Contracts...............               5
Accrued Expenses and Other Liabilities......................           1,305
                                                              --------------
       Total Liabilities....................................         999,527
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively..  $        19.24
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost......  $           --
                                                              ==============
Investments at Cost.........................................  $   12,818,985
                                                              ==============
Foreign Currencies at Cost..................................  $      139,223
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   12,654,920
Total Distributable Earnings (Loss).........................       1,132,775
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      240,245              --
Investments at Value (including $202,165, $13,865, $0 and
  $8,169 of securities on loan, respectively)............... $    2,427,889 $    264,737              --  $      459,030
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $166,425, $12,685, $0 and $4,659)        166,426       12,685              --           4,659
Foreign Currencies at Value.................................          1,750           47              --           2,951
Cash........................................................         20,200        1,664              --               5
Receivables:
   Investment Securities Sold...............................            324          556              --             866
   Dividends, Interest and Tax Reclaims.....................          8,659          680              --           1,370
   Securities Lending Income................................            357            4              --              32
   Fund Shares Sold.........................................          5,562        1,032             519           2,301
Unrealized Gain on Foreign Currency Contracts...............              8            1              --               3
Prepaid Expenses and Other Assets...........................             33           18              17              31
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,631,208      281,424         240,781         471,248
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        166,426       12,685              --           4,659
   Investment Securities Purchased..........................         16,065        1,451              --           3,847
   Fund Shares Redeemed.....................................          6,298          349              16           2,151
   Due to Advisor...........................................            959           19              69             237
   Line of Credit...........................................             --           --              15             126
Unrealized Loss on Foreign Currency Contracts...............              7           --              --               3
Accrued Expenses and Other Liabilities......................            236           52              13              70
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        189,991       14,556             113          11,093
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,441,217; $266,868; $240,668 and $460,155 and shares
  outstanding of 207,967,168, 27,487,241, 21,561,655 and
  36,761,052, respectively.................................. $        11.74 $       9.71  $        11.16  $        12.52
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      233,128  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,277,269 $    288,453             N/A  $      478,019
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,752 $         47  $           --  $        2,954
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,211,833 $    291,615  $      229,249  $      466,719
Total Distributable Earnings (Loss).........................        229,384      (24,747)         11,419          (6,564)
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             SELECTIVELY
                                                              WORLD EX U.S.    WORLD CORE   HEDGED GLOBAL    EMERGING
                                                               CORE EQUITY       EQUITY        EQUITY         MARKETS
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             --------------  -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $      741,137 $      378,647 $    5,406,696
Investments at Value (including $183,664, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,105,318              --             --             --
Temporary Cash Investments at Value & Cost..................             --             521             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $130,310, $0, $0 and $0).........        130,312              --             --             --
Segregated Cash for Futures Contracts.......................          2,160              --          1,068             --
Foreign Currencies at Value.................................          4,134              --             --             --
Cash........................................................         56,476              --         21,678             --
Receivables:
   Investment Securities Sold...............................            237              --             --             --
   Dividends, Interest and Tax Reclaims.....................          8,841               1             --             --
   Securities Lending Income................................            354              --             --             --
   Fund Shares Sold.........................................         12,269             468             68         13,301
   Futures Margin Variation.................................            465              --            230             --
Unrealized Gain on Forward Currency Contracts...............             --              --          1,613             --
Unrealized Gain on Foreign Currency Contracts...............              2              --             --             --
Prepaid Expenses and Other Assets...........................             31              12             16             31
                                                             --------------  -------------- -------------- --------------
       Total Assets.........................................      3,320,599         742,139        403,320      5,420,028
                                                             --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        130,319              --             --             --
   Investment Securities Purchased..........................            165             265             --             --
   Fund Shares Redeemed.....................................         59,069             279             79         24,088
   Due to Advisor...........................................            933              39             18          1,492
Unrealized Loss on Forward Currency Contracts...............             --              --             11             --
Accrued Expenses and Other Liabilities......................            322              44             17            260
                                                             --------------  -------------- -------------- --------------
       Total Liabilities....................................        190,808             627            125         25,840
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,129,791; $741,512; $403,195 and $5,394,188 and shares
  outstanding of 293,846,191, 48,142,081, 25,663,746 and
  211,869,105, respectively.                                 $        10.65  $        15.40 $        15.71 $        25.46
                                                             ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000  1,000,000,000  1,500,000,000
                                                             ==============  ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $      688,206 $      327,991            N/A
                                                             ==============  ============== ============== ==============
Investments at Cost......................................... $    3,142,866  $           -- $           --            N/A
                                                             ==============  ============== ============== ==============
Foreign Currencies at Cost.................................. $        4,144  $           -- $           -- $           --
                                                             ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,147,864  $      689,501 $      340,895 $    4,299,746
Total Distributable Earnings (Loss).........................        (18,073)         52,011         62,300      1,094,442
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                EMERGING
                                                                EMERGING        EMERGING      MARKETS CORE
                                                              MARKETS SMALL   MARKETS VALUE      EQUITY
                                                              CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    6,302,852  $   16,473,722              --
Investments at Value (including $0, $0 and $1,582,637 of
  securities on loan, respectively).........................             --              --  $   25,175,261
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0 and $733,669).............             --              --         733,703
Segregated Cash for Futures Contracts.......................             --              --           5,950
Foreign Currencies at Value.................................             --              --         125,080
Cash........................................................             --              --          20,677
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --              --          18,510
   Dividends and Interest...................................             --              --          26,095
   Securities Lending Income................................             --              --           5,489
   Fund Shares Sold.........................................          7,956           8,639          45,905
   Futures Margin Variation.................................             --              --           1,273
Prepaid Expenses and Other Assets...........................             54              98             186
                                                             --------------  --------------  --------------
       Total Assets.........................................      6,310,862      16,482,459      26,158,129
                                                             --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --              --         733,740
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --              --             664
   Fund Shares Redeemed.....................................          3,656          19,334          38,039
   Due to Advisor...........................................          2,482           5,753          10,411
Accrued Expenses and Other Liabilities......................            318             812           2,516
                                                             --------------  --------------  --------------
       Total Liabilities....................................          6,456          25,899         785,370
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $25,150 and
  $0 and shares outstanding of 0, 943,939 and 0,
  respectively..............................................            N/A  $        26.64             N/A
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A     200,000,000             N/A
                                                             ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $6,304,406; $16,431,410 and $25,372,759 and shares
  outstanding of 336,783,190, 612,785,704 and
  1,339,249,387, respectively............................... $        18.72  $        26.81  $        18.95
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                             ==============  ==============  ==============
Investments at Cost.........................................            N/A             N/A  $   24,458,649
                                                             ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $      125,773
                                                             ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,620,965  $   17,284,916  $   25,419,661
Total Distributable Earnings (Loss).........................       (316,559)       (828,356)        (46,902)
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. U.S. LARGE CAP
                                                                    LARGE COMPANY     EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO*
                                                                    ------------- -------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................         --            --       $   567,863
   Interest........................................................         --            --             3,657
   Income from Securities Lending..................................         --            --             2,184
                                                                      --------       -------       -----------
   Expenses Allocated from Affiliated Investment Companies.........         --            --           (27,812)
                                                                      --------       -------       -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --            --           545,892
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................         --       $25,417                --
   Interest........................................................   $  7,296            --                --
   Income from Securities Lending..................................         19           183                --
                                                                      --------       -------       -----------
          Total Fund Investment Income.............................      7,315        25,600                --
                                                                      --------       -------       -----------
FUND EXPENSES
   Investment Management Fees......................................        701         2,118            63,844
   Accounting & Transfer Agent Fees................................         30           104             1,024
   S&P 500(R) Fees.................................................          8            --                --
   Custodian Fees..................................................          8            21                --
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................         --            --                --
       Class R2 Shares.............................................         --            --                --
   Filing Fees.....................................................         33            67               573
   Shareholders' Reports...........................................         16            31               593
   Directors'/Trustees' Fees & Expenses............................          2             5               102
   Professional Fees...............................................          6            20                88
   Other...........................................................          9            42               121
                                                                      --------       -------       -----------
          Total Fund Expenses......................................        813         2,408            66,345
                                                                      --------       -------       -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................       (287)           --           (25,540)
                                                                      --------       -------       -----------
   Net Expenses....................................................        526         2,408            40,805
                                                                      --------       -------       -----------
   NET INVESTMENT INCOME (LOSS)....................................      6,789        23,192           505,087
                                                                      --------       -------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (2,528)        4,178                --
       Affiliated Investment Companies Shares Sold.................         (1)           (5)               --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --            --         1,280,400
       Futures.....................................................     51,936            21                --
       Foreign Currency Transactions...............................        (33)           --                --
       Forward Currency Contracts..................................      2,456            --                --
       In-kind redemptions.........................................         --            --                --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (3,976)       54,720                --
       Affiliated Investment Companies Shares......................         --             2                --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --            --        (1,151,639)
       Futures.....................................................    (34,076)           --                --
       Translation of Foreign Currency Denominated Amounts.........          3            --                --
       Forward Currency Contracts..................................       (448)           --                --
                                                                      --------       -------       -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     13,333        58,916           128,761
                                                                      --------       -------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ 20,122       $82,108       $   633,848
                                                                      ========       =======       ===========

                                                                     U.S. TARGETED
                                                                    VALUE PORTFOLIO#
                                                                    ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................           --
   Interest........................................................           --
   Income from Securities Lending..................................           --
                                                                       ---------
   Expenses Allocated from Affiliated Investment Companies.........           --
                                                                       ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................    $ 166,033
   Interest........................................................           --
   Income from Securities Lending..................................        9,237
                                                                       ---------
          Total Fund Investment Income.............................      175,270
                                                                       ---------
FUND EXPENSES
   Investment Management Fees......................................       39,213
   Accounting & Transfer Agent Fees................................          690
   S&P 500(R) Fees.................................................           --
   Custodian Fees..................................................          141
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................           56
       Class R2 Shares.............................................          400
   Filing Fees.....................................................          232
   Shareholders' Reports...........................................          402
   Directors'/Trustees' Fees & Expenses............................           45
   Professional Fees...............................................          157
   Other...........................................................          271
                                                                       ---------
          Total Fund Expenses......................................       41,607
                                                                       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................           --
                                                                       ---------
   Net Expenses....................................................       41,607
                                                                       ---------
   NET INVESTMENT INCOME (LOSS)....................................      133,663
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      450,081
       Affiliated Investment Companies Shares Sold.................         (120)
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --
       Futures.....................................................       10,338
       Foreign Currency Transactions...............................          (10)
       Forward Currency Contracts..................................           --
       In-kind redemptions.........................................       16,160
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (761,255)
       Affiliated Investment Companies Shares......................            2
       Transactions Allocated from Affiliated Investment
         Company...................................................           --
       Futures.....................................................       (3,019)
       Translation of Foreign Currency Denominated Amounts.........           --
       Forward Currency Contracts..................................           --
                                                                       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (287,823)
                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(154,160)
                                                                       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                              U.S. CORE   U.S. CORE  U.S. VECTOR
                                                              U.S. SMALL CAP   EQUITY 1    EQUITY 2    EQUITY
                                                             VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO# PORTFOLIO#
                                                             ---------------- ----------  ---------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $153, $57,
     $66 and $21, respectively).............................   $   228,215    $  392,852   $421,753   $  78,544
   Income from Securities Lending...........................        10,449         9,350     11,056       3,143
                                                               -----------    ----------   --------   ---------
          Total Investment Income...........................       238,664       402,202    432,809      81,687
                                                               -----------    ----------   --------   ---------
EXPENSES
   Investment Management Fees...............................        78,440        39,324     49,564      14,700
   Accounting & Transfer Agent Fees.........................         1,155         1,375      1,559         350
   Custodian Fees...........................................           176           248        270          62
   Filing Fees..............................................           299           569        574          92
   Shareholders' Reports....................................           518           369        411         132
   Directors'/Trustees' Fees & Expenses.....................            62            89         96          21
   Professional Fees........................................           220           318        344          71
   Other....................................................           377           545        584         125
                                                               -----------    ----------   --------   ---------
          Total Expenses....................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   Net Expenses.............................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   NET INVESTMENT INCOME (LOSS).............................       157,417       359,365    379,407      66,134
                                                               -----------    ----------   --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................       833,947       159,334    287,280     112,491
       Affiliated Investment Companies Shares Sold..........          (150)         (157)      (115)        (52)
       Futures..............................................         8,130        22,597     26,827       1,014
       Foreign Currency Transactions........................            (5)           (2)        (4)         --
Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    (1,207,909)      582,991    218,021    (137,731)
       Affiliated Investment Companies Shares...............           (29)            1        (15)        (17)
       Futures..............................................        (7,825)      (12,157)   (16,600)        631
                                                               -----------    ----------   --------   ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................      (373,841)      752,607    515,394     (23,664)
                                                               -----------    ----------   --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $  (216,424)   $1,111,972   $894,801   $  42,470
                                                               ===========    ==========   ========   =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                U.S. HIGH    DFA REAL
                                                                                                RELATIVE      ESTATE
                                                                U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES
                                                                  PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#
                                                                -------------- -------------- ------------- ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 237,793      $  78,029       $ 7,503    $ 414,188
   Income from Securities Lending..............................      19,160          6,800            57        1,196
                                                                  ---------      ---------       -------    ---------
          Total Investment Income..............................     256,953         84,829         7,560      415,384
                                                                  ---------      ---------       -------    ---------
FUND EXPENSES
   Investment Management Fees..................................      63,276         33,637           826       14,581
   Accounting & Transfer Agent Fees............................       1,197            578            46          573
   Custodian Fees..............................................         212             89             6           87
   Filing Fees.................................................         313            145           177          223
   Shareholders' Reports.......................................         456            170            17          336
   Directors'/Trustees' Fees & Expenses........................          70             26             1           35
   Professional Fees...........................................         253             94             3          124
   Organizational & Offering Costs.............................          --             --            20           --
   Other.......................................................         432            162            10          203
                                                                  ---------      ---------       -------    ---------
          Total Fund Expenses..................................      66,209         34,901         1,106       16,162
                                                                  ---------      ---------       -------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          --             --           (74)        (724)
   Fees Paid Indirectly (Note C)...............................          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   Net Expenses................................................      66,209         34,901         1,032       15,438
                                                                  ---------      ---------       -------    ---------
   NET INVESTMENT INCOME (LOSS)................................     190,744         49,928         6,528      399,946
                                                                  ---------      ---------       -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................     630,926        264,588        (2,077)     (46,559)
       Affiliated Investment Companies Shares Sold.............        (358)           (61)           (3)         (37)
       Futures.................................................      14,477          7,709            59        8,922
       Foreign Currency Transactions...........................          (6)            (3)           --           --
       In-kind redemptions.....................................          --             --            --       80,654
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (714,753)      (242,170)           35     (196,570)
       Affiliated Investment Companies Shares..................         (18)            (7)            1           (2)
       Futures.................................................      (5,817)        (3,647)           --       (2,811)
       Translation of Foreign Currency Denominated Amounts.....          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     (75,549)        26,409        (1,985)    (156,403)
                                                                  ---------      ---------       -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 115,195      $  76,337       $ 4,543    $ 243,543
                                                                  =========      =========       =======    =========

                                                                  LARGE CAP
                                                                INTERNATIONAL
                                                                 PORTFOLIO#
                                                                -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 143,592
   Income from Securities Lending..............................       3,032
                                                                  ---------
          Total Investment Income..............................     146,624
                                                                  ---------
FUND EXPENSES
   Investment Management Fees..................................       9,778
   Accounting & Transfer Agent Fees............................         423
   Custodian Fees..............................................         403
   Filing Fees.................................................         104
   Shareholders' Reports.......................................         175
   Directors'/Trustees' Fees & Expenses........................          20
   Professional Fees...........................................          84
   Organizational & Offering Costs.............................          --
   Other.......................................................         164
                                                                  ---------
          Total Fund Expenses..................................      11,151
                                                                  ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          40
   Fees Paid Indirectly (Note C)...............................        (391)
                                                                  ---------
   Net Expenses................................................      10,800
                                                                  ---------
   NET INVESTMENT INCOME (LOSS)................................     135,824
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................       9,278
       Affiliated Investment Companies Shares Sold.............         (31)
       Futures.................................................       5,207
       Foreign Currency Transactions...........................      (1,098)
       In-kind redemptions.....................................          --
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (492,554)
       Affiliated Investment Companies Shares..................          35
       Futures.................................................      (3,535)
       Translation of Foreign Currency Denominated Amounts.....        (201)
                                                                  ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................    (482,899)
                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $(347,075)
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL     SMALL     GLOBAL SMALL JAPANESE SMALL
                                                                     CORE EQUITY     COMPANY      COMPANY       COMPANY
                                                                     PORTFOLIO#    PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                                    ------------- ------------- ------------ --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................           --   $   337,718    $   299      $  11,478
   Income from Securities Lending..................................           --        41,042         49          2,312
   Expenses Allocated from Affiliated Investment Companies.........           --       (16,192)       (18)          (821)
                                                                     -----------   -----------    -------      ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................           --            --        133             --
                                                                     -----------   -----------    -------      ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --       362,568        463         12,969
                                                                     -----------   -----------    -------      ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................  $   796,167            --         --             --
   Income from Securities Lending..................................       39,593            --         --             --
                                                                     -----------   -----------    -------      ---------
          Total Fund Investment Income.............................      835,760            --         --             --
                                                                     -----------   -----------    -------      ---------
FUND EXPENSES
   Investment Management Fees......................................       76,163        56,043        114          3,408
   Accounting & Transfer Agent Fees................................        1,885           347          6             10
   Custodian Fees..................................................        2,633             4          5             --
   Filing Fees.....................................................        1,084           266         24             27
   Shareholders' Reports...........................................          660           473          5             11
   Directors'/Trustees' Fees & Expenses............................          108            57         --              3
   Professional Fees...............................................          471            84         --              2
   Organizational & Offering Costs.................................           --            --          7             --
   Other...........................................................          916            95          3              4
                                                                     -----------   -----------    -------      ---------
          Total Fund Expenses......................................       83,920        57,369        164          3,465
                                                                     -----------   -----------    -------      ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          743            --       (104)          (682)
   Fees Paid Indirectly (Note C)...................................       (2,570)           --         --             --
                                                                     -----------   -----------    -------      ---------
   Net Expenses....................................................       82,093        57,369         60          2,783
                                                                     -----------   -----------    -------      ---------
   NET INVESTMENT INCOME (LOSS)....................................      753,667       305,199        403         10,186
                                                                     -----------   -----------    -------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................           --            --        333             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................       37,602            --         --             --
       Affiliated Investment Companies Shares Sold.................          (83)           --        (93)            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --       549,889       (602)        36,946
       Futures.....................................................       42,294        17,382         15             --
       Foreign Currency Transactions...............................       (6,317)           --         --             --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (3,538,139)           --         --             --
       Affiliated Investment Companies Shares......................          (17)           --       (772)            --
       Transactions Allocated from Affiliated Investment
         Company...................................................           --    (2,214,609)    (1,701)      (101,251)
       Futures.....................................................      (17,544)       (9,491)        --             --
       Translation of Foreign Currency Denominated Amounts.........         (811)           --         --             --
                                                                     -----------   -----------    -------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (3,483,015)   (1,656,829)    (2,820)       (64,305)
                                                                     -----------   -----------    -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(2,729,348)  $(1,351,630)   $(2,417)     $ (54,119)
                                                                     ===========   ===========    =======      =========

                                                                    ASIA PACIFIC
                                                                       SMALL
                                                                      COMPANY
                                                                     PORTFOLIO*
                                                                    ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................   $ 13,494
   Income from Securities Lending..................................      1,445
   Expenses Allocated from Affiliated Investment Companies.........       (452)
                                                                      --------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --
                                                                      --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................     14,487
                                                                      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................         --
   Income from Securities Lending..................................         --
                                                                      --------
          Total Fund Investment Income.............................         --
                                                                      --------
FUND EXPENSES
   Investment Management Fees......................................      1,818
   Accounting & Transfer Agent Fees................................          9
   Custodian Fees..................................................         --
   Filing Fees.....................................................         30
   Shareholders' Reports...........................................          8
   Directors'/Trustees' Fees & Expenses............................          1
   Professional Fees...............................................          1
   Organizational & Offering Costs.................................         --
   Other...........................................................          3
                                                                      --------
          Total Fund Expenses......................................      1,870
                                                                      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................       (364)
   Fees Paid Indirectly (Note C)...................................         --
                                                                      --------
   Net Expenses....................................................      1,506
                                                                      --------
   NET INVESTMENT INCOME (LOSS)....................................     12,981
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --
       Affiliated Investment Companies Shares Sold.................         --
       Transactions Allocated from Affiliated Investment
         Company**.................................................    (13,453)
       Futures.....................................................         --
       Foreign Currency Transactions...............................         --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --
       Affiliated Investment Companies Shares......................         --
       Transactions Allocated from Affiliated Investment
         Company...................................................    (33,087)
       Futures.....................................................         --
       Translation of Foreign Currency Denominated Amounts.........         --
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (46,540)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(33,559)
                                                                      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)


                                                                       UNITED     CONTINENTAL
                                                                    KINGDOM SMALL    SMALL
                                                                       COMPANY      COMPANY
                                                                     PORTFOLIO*   PORTFOLIO*
                                                                    ------------- -----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................    $ 1,397     $  17,159
   Income from Securities Lending..................................         20         2,272
   Expenses Allocated from Affiliated Investment Companies.........        (47)         (836)
                                                                       -------     ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --            --
                                                                       -------     ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      1,370        18,595
                                                                       -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................         --            --
   Income from Securities Lending..................................         --            --
                                                                       -------     ---------
          Total Fund Investment Income.............................         --            --
                                                                       -------     ---------
FUND EXPENSES
   Investment Management Fees......................................        213         3,607
   Accounting & Transfer Agent Fees................................          5            13
   Custodian Fees..................................................         --            --
   Filing Fees.....................................................         18            78
   Shareholders' Reports...........................................                      514
   Directors'/Trustees' Fees & Expenses............................         --             3
   Professional Fees...............................................                       14
   Other...........................................................                       18
                                                                       -------     ---------
          Total Fund Expenses......................................        243         3,727
                                                                       -------     ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................        (43)         (722)
   Fees Paid Indirectly (Note C)...................................         --            --
                                                                       -------     ---------
   Net Expenses....................................................        200         3,005
                                                                       -------     ---------
   NET INVESTMENT INCOME (LOSS)....................................      1,170        15,590
                                                                       -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --            --
       Affiliated Investment Companies Shares Sold.................         --            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................      2,228        19,862
       Futures.....................................................         --            --
       Foreign Currency Transactions...............................         --            --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --            --
       Affiliated Investment Companies Shares......................         --            --
       Transactions Allocated from Affiliated Investment
         Company...................................................     (7,070)     (119,115)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........         --            --
                                                                       -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (4,842)      (99,253)
                                                                       -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(3,672)    $ (83,663)
                                                                       =======     =========

                                                                         DFA
                                                                    INTERNATIONAL DFA GLOBAL       DFA
                                                                      REAL ESTATE REAL ESTATE INTERNATIONAL
                                                                     SECURITIES   SECURITIES    SMALL CAP
                                                                     PORTFOLIO#   PORTFOLIO# VALUE PORTFOLIO#
                                                                    ------------- ---------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................          --          --             --
   Income from Securities Lending..................................          --          --             --
   Expenses Allocated from Affiliated Investment Companies.........          --          --             --
                                                                      ---------   ---------    -----------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --   $ 178,050             --
                                                                      ---------   ---------    -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --     178,050             --
                                                                      ---------   ---------    -----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................   $ 256,929     148,544    $   410,879
   Income from Securities Lending..................................       4,234         529         29,094
                                                                      ---------   ---------    -----------
          Total Fund Investment Income.............................     261,163     149,073        439,973
                                                                      ---------   ---------    -----------
FUND EXPENSES
   Investment Management Fees......................................      14,397      14,467        103,208
   Accounting & Transfer Agent Fees................................         403         379          1,183
   Custodian Fees..................................................         497          19          1,862
   Filing Fees.....................................................         146         259            304
   Shareholders' Reports...........................................         151         372            464
   Directors'/Trustees' Fees & Expenses............................          24          29             68
   Professional Fees...............................................         105          58            288
   Other...........................................................         181          61            553
                                                                      ---------   ---------    -----------
          Total Fund Expenses......................................      15,904      15,644        107,930
                                                                      ---------   ---------    -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          --      (8,006)            --
   Fees Paid Indirectly (Note C)...................................        (488)         --         (1,844)
                                                                      ---------   ---------    -----------
   Net Expenses....................................................      15,416       7,638        106,086
                                                                      ---------   ---------    -----------
   NET INVESTMENT INCOME (LOSS)....................................     245,747     319,485        333,887
                                                                      ---------   ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --       5,030             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (55,861)    (30,218)       489,396
       Affiliated Investment Companies Shares Sold.................         (50)     13,679            (64)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --          --             --
       Futures.....................................................       6,053          --         19,832
       Foreign Currency Transactions...............................       3,300          --        (11,795)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (212,037)     (6,013)    (2,949,087)
       Affiliated Investment Companies Shares......................           6    (177,027)           (36)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --          --             --
       Futures.....................................................      (1,430)         --         (7,629)
       Translation of Foreign Currency Denominated Amounts.........        (239)         --           (512)
                                                                      ---------   ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (260,258)   (194,549)    (2,459,895)
                                                                      ---------   ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ (14,511)  $ 124,936    $(2,126,008)
                                                                      =========   =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                                    VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                                     PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                                    ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $755
     and $0, respectively).........................................          --           --        $  7,081              --
   Income from Securities Lending..................................          --           --             200              --
   Expenses Allocated from Affiliated Investment Companies.........          --           --            (420)             --
                                                                      ---------     --------        --------        --------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --           --             595              --
                                                                      ---------     --------        --------        --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --           --           7,456              --
                                                                      ---------     --------        --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $6,717,
     $463, $0 and $1,249, respectively)............................   $  71,315     $  4,933              --        $ 13,326
   Income from Securities Lending..................................       4,552           75              --             401
                                                                      ---------     --------        --------        --------
          Total Fund Investment Income.............................      75,867        5,008              --          13,727
                                                                      ---------     --------        --------        --------
FUND EXPENSES
   Investment Management Fees......................................      11,845          458           1,170           2,917
   Accounting & Transfer Agent Fees................................         224           29              10              44
   Custodian Fees..................................................         309           40              --             209
   Filing Fees.....................................................          95           83              28              52
   Shareholders' Reports...........................................         101           15               8              19
   Directors'/Trustees' Fees & Expenses............................          10           --               1               2
   Professional Fees...............................................          50            2               5              35
   Organizational & Offering Costs.................................          19           --              --              --
   Other...........................................................          98            6               1              23
                                                                      ---------     --------        --------        --------
          Total Fund Expenses......................................      12,732          652           1,223           3,301
                                                                      ---------     --------        --------        --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................          --          (10)           (543)             --
   Fees Paid Indirectly (Note C)...................................         (97)         (41)             --             (27)
                                                                      ---------     --------        --------        --------
   Net Expenses....................................................      12,635          601             680           3,274
                                                                      ---------     --------        --------        --------
   NET INVESTMENT INCOME (LOSS)....................................      63,232        4,407           6,776          10,453
                                                                      ---------     --------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --           --             772              --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      81,370       (1,478)             --          14,758
       Affiliated Investment Companies Shares Sold.................          (4)          --            (152)             (1)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --           --           4,866              --
       Futures.....................................................         (84)         167              --              22
       Foreign Currency Transactions...............................        (430)          35              --            (268)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (401,480)     (27,436)             --         (98,264)
       Affiliated Investment Companies Shares......................          (6)          --          (4,644)             --
       Transactions Allocated from Affiliated Investment
         Company...................................................          --           --         (30,618)             --
       Translation of Foreign Currency Denominated Amounts.........         (65)          (7)             --              (8)
                                                                      ---------     --------        --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (320,699)     (28,719)        (29,776)        (83,761)
                                                                      ---------     --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(257,467)    $(24,312)       $(23,000)       $(73,308)
                                                                      =========     ========        ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                            SELECTIVELY
                                                                    WORLDEXU.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                    CORE EQUITY   EQUITY      EQUITY      MARKETS
                                                                    PORTFOLIO#  PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                    ----------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $18,748, respectively)....................................         --         --          --    $ 150,383
   Interest........................................................         --         --          --           55
   Income from Securities Lending..................................         --         --          --        5,599
   Expenses Allocated from Affiliated Investment Companies.........         --         --          --       (8,147)
                                                                     ---------   --------    --------    ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --   $ 14,135    $  8,077           --
                                                                     ---------   --------    --------    ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --     14,135       8,077      147,890
                                                                     ---------   --------    --------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $8,971, $0,
     $0 and $0, respectively)......................................  $  89,282         --          --           --
   Income from Securities Lending..................................      4,633         --          --           --
                                                                     ---------   --------    --------    ---------
          Total Fund Investment Income.............................     93,915         --          --           --
                                                                     ---------   --------    --------    ---------
FUND EXPENSES
   Investment Management Fees......................................     10,222      2,153       1,260       25,843
   Accounting & Transfer Agent Fees................................        248         16          17          109
   Custodian Fees..................................................        585          1           2           --
   Filing Fees.....................................................        175         67          35           84
   Shareholders' Reports...........................................        108         13          13          212
   Directors'/Trustees' Fees & Expenses............................         12          3           1           26
   Professional Fees...............................................         79          6           3           24
   Other...........................................................        112          8           2           33
                                                                     ---------   --------    --------    ---------
          Total Fund Expenses......................................     11,541      2,267       1,333       26,331
                                                                     ---------   --------    --------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..............................
   (Note C)........................................................        917     (1,685)     (1,098)      (6,154)
   Fees Paid Indirectly (Note C)...................................       (244)        --          --           --
                                                                     ---------   --------    --------    ---------
   Net Expenses....................................................     12,214        582         235       20,177
                                                                     ---------   --------    --------    ---------
   NET INVESTMENT INCOME (LOSS)....................................     81,701     13,553       7,842      127,713
                                                                     ---------   --------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --      1,843       1,607           --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     21,093         --           1           --
       Affiliated Investment Companies Shares Sold.................         (7)     1,952       2,046           --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --         --          --       76,077
       Futures.....................................................      1,743        145       3,877           --
       Foreign Currency Transactions...............................       (951)        --          --           --
       Forward Currency Contracts..................................         --         --       4,871           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (472,935)        --          13           --
       Affiliated Investment Companies Shares......................         (1)   (39,888)    (27,187)          --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --         --          --     (937,174)
       Futures.....................................................         --         --      (2,628)          --
       Translation of Foreign Currency Denominated Amounts.........        (79)        --          --           --
       Forward Currency Contracts..................................         --         --         178           --
                                                                     ---------   --------    --------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (451,137)   (35,948)    (17,222)    (861,097)
                                                                     ---------   --------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(369,436)  $(22,395)   $ (9,380)   $(733,384)
                                                                     =========   ========    ========    =========

--------
** Net of foreign capital gain taxes withheld of $1, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                  EMERGING
                                                                       EMERGING      EMERGING   MARKETS CORE
                                                                    MARKETS SMALL MARKETS VALUE    EQUITY
                                                                    CAP PORTFOLIO*  PORTFOLIO*   PORTFOLIO#
                                                                    -------------- -----------  ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $22,185,
     $71,492 and $0, respectively).................................  $   169,316   $   529,291           --
   Interest........................................................           15           135           --
   Income from Securities Lending..................................       55,191        26,692           --
                                                                     -----------   -----------  -----------
   Expenses Allocated from Affiliated Investment Companies.........      (17,877)      (25,738)          --
                                                                     -----------   -----------  -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      206,645       530,380           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and
     $96,155, respectively)........................................           --            --  $   713,096
   Income from Securities Lending..................................           --            --       73,321
                                                                     -----------   -----------  -----------
          Total Fund Investment Income.............................           --            --      786,417
                                                                     -----------   -----------  -----------
FUND EXPENSES
   Investment Management Fees......................................       48,514        95,399      134,053
   Accounting & Transfer Agent Fees................................          216           205        1,905
   Custodian Fees..................................................           --            --        8,364
   Shareholder Servicing Fees Class R2 Shares......................         --74                         --
   Filing Fees.....................................................          146           128          720
   Shareholders' Reports...........................................          180           362          777
   Directors'/Trustees' Fees & Expenses............................           31            81          115
   Professional Fees...............................................           30            77          598
   Other...........................................................           37            98          903
                                                                     -----------   -----------  -----------
          Total Fund Expenses......................................       49,154        96,424      147,435
                                                                     -----------   -----------  -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................      (14,930)           --        1,257
   Fees Waived, (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C) Class R2
     Shares........................................................           --           (29)          --
       Institutional Class Shares..................................           --       (19,054)          --
   Fees Paid Indirectly (Note C)...................................           --            --       (2,940)
                                                                     -----------   -----------  -----------
   Net Expenses....................................................       34,224        77,341      145,752
                                                                     -----------   -----------  -----------
   NET INVESTMENT INCOME (LOSS)....................................      172,421       453,039      640,665
                                                                     -----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................           --            --       31,925
       Affiliated Investment Companies Shares Sold.................           --            --          (73)
       Transactions Allocated from Affiliated Investment
         Company**.................................................      185,571       304,582           --
       Futures.....................................................           --            --       23,201
       Foreign Currency Transactions...............................           --            --       (8,571)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................           --            --   (4,701,470)
       Affiliated Investment Companies Shares......................           --            --          (27)
       Transactions Allocated from Affiliated Investment
         Company...................................................   (1,598,746)   (2,444,307)          --
       Futures.....................................................           --            --      (14,163)
       Translation of Foreign Currency Denominated Amounts.........           --            --         (112)
                                                                     -----------   -----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (1,413,175)   (2,139,725)  (4,669,290)
                                                                     -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(1,240,754)  $(1,686,686) $(4,028,625)
                                                                     ===========   ===========  ===========

--------
** Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. LARGE   U.S. LARGE CAP EQUITY
                                                                     COMPANY PORTFOLIO          PORTFOLIO
                                                                    -------------------  ----------------------
                                                                      YEAR       YEAR       YEAR        YEAR
                                                                      ENDED      ENDED      ENDED       ENDED
                                                                     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                                      2018       2017       2018        2017
                                                                    ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   6,789  $  3,676  $   23,192  $   18,142
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (2,528)     (319)      4,178         273
       Affiliated Investment Companies Shares Sold.................        (1)        1          (5)         --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................        --        --          --          --
       Futures.....................................................    51,936    39,159          21           9
       Foreign Currency Transactions...............................       (33)      (11)         --          --
       Forward Currency Contracts..................................     2,456      (132)         --          --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (3,976)   (1,062)     54,720     200,016
       Affiliated Investment Companies Shares......................        --        (1)          2          (7)
       Transactions Allocated from Affiliated Investment
         Company...................................................        --        --          --          --
       Futures.....................................................   (34,076)   14,290          --          --
       Translation of Foreign Currency Denominated Amounts.........                3(9)          --          --
       Forward Currency Contracts..................................      (448)      896          --          --
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    20,122    56,488      82,108     218,433
                                                                    ---------  --------  ----------  ----------
   Distributions:/^ /
       Institutional Class Shares..................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
          Total Distributions......................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................................   104,340   101,630     400,167     343,508
       Shares Issued in Lieu of Cash Distributions.................    55,182     8,734      20,444      17,598
       Shares Redeemed.............................................  (119,686)  (73,606)   (236,226)   (199,415)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    39,836    36,758     184,385     161,691
                                                                    ---------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     4,716    83,934     244,335     361,560
NET ASSETS
   Beginning of Year...............................................   322,347   238,413   1,212,883     851,323
                                                                    ---------  --------  ----------  ----------
   End of Year..................................................... $ 327,063  $322,347  $1,457,218  $1,212,883
                                                                    =========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     7,678     7,516      23,452      23,434
   Shares Issued in Lieu of Cash Distributions.....................     4,245       681       1,202       1,194
   Shares Redeemed.................................................    (8,983)   (5,541)    (13,769)    (13,683)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     2,940     2,656      10,885      10,945
                                                                    =========  ========  ==========  ==========

                                                                      U.S. LARGE CAP VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   505,087  $   427,035
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................          --    1,154,160
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   1,280,400           --
       Futures.....................................................          --       18,720
       Foreign Currency Transactions...............................          --           --
       Forward Currency Contracts..................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................          --    2,764,575
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,151,639)          --
       Futures.....................................................          --       10,896
       Translation of Foreign Currency Denominated Amounts.........          --           --
       Forward Currency Contracts..................................          --           --
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     633,848    4,375,386
                                                                    -----------  -----------
   Distributions:/^ /
       Institutional Class Shares..................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
          Total Distributions......................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
   Capital Share Transactions (1):
       Shares Issued...............................................   5,451,856    5,277,113
       Shares Issued in Lieu of Cash Distributions.................   1,507,556      793,913
       Shares Redeemed.............................................  (4,458,440)  (3,536,921)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,500,972    2,534,105
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   1,535,465    6,059,618
NET ASSETS
   Beginning of Year...............................................  23,732,871   17,673,253
                                                                    -----------  -----------
   End of Year..................................................... $25,268,336  $23,732,871
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     139,106      144,495
   Shares Issued in Lieu of Cash Distributions.....................      39,063       22,018
   Shares Redeemed.................................................    (113,759)     (97,162)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      64,410       69,351
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $ 0 and $ 0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $ 0 and $ 0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                            PORTFOLIO                 PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   133,663  $   109,197  $   157,417  $   118,233
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     450,081      454,563      833,947      690,721
       Affiliated Investment Companies Shares Sold.................        (120)          (1)        (150)          22
       Futures.....................................................      10,338       17,659        8,130       26,310
       Foreign Currency Transactions...............................         (10)           6           (5)          --
       In-Kind Redemptions.........................................      16,160           --           --       79,386
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (761,255)   1,335,548   (1,207,909)   2,156,333
       Affiliated Investment Companies Shares......................           2         (188)         (29)        (216)
       Futures.....................................................      (3,019)       2,939       (7,825)       9,284
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (154,160)   1,919,723     (216,424)   3,080,073
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................      (2,923)      (1,891)          --           --
   Class R2 Shares.................................................      (7,940)      (7,083)          --           --
   Institutional Class Shares......................................    (575,420)    (394,532)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (586,283)    (403,506)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,212,541    3,081,447    2,623,124    2,978,426
   Shares Issued in Lieu of Cash Distributions.....................     552,460      373,214      765,814      585,631
   Shares Redeemed.................................................  (2,301,827)  (2,298,736)  (2,770,877)  (3,444,324)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     463,174    1,155,925      618,061      119,733
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (277,269)   2,672,142     (433,252)   2,552,682
NET ASSETS
   Beginning of Year...............................................  10,740,431    8,068,289   15,165,867   12,613,185
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $10,463,162  $10,740,431  $14,732,615  $15,165,867
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      87,535      128,009       67,506       80,463
   Shares Issued in Lieu of Cash Distributions.....................      22,442       15,383       20,311       15,504
   Shares Redeemed.................................................     (90,819)     (95,985)     (71,140)     (92,936)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      19,158       47,407       16,677        3,031
                                                                    ===========  ===========  ===========  ===========

                                                                       U.S. CORE EQUITY 1
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   359,365  $   299,067
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     159,334       96,159
       Affiliated Investment Companies Shares Sold.................        (157)         (35)
       Futures.....................................................      22,597       15,613
       Foreign Currency Transactions...............................          (2)           3
       In-Kind Redemptions.........................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     582,991    3,505,095
       Affiliated Investment Companies Shares......................           1         (188)
       Futures.....................................................     (12,157)      10,034
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   1,111,972    3,925,748
                                                                    -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................          --           --
   Class R2 Shares.................................................          --           --
   Institutional Class Shares......................................    (460,863)    (382,049)
                                                                    -----------  -----------
          Total Distributions......................................    (460,863)    (382,049)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   5,010,981    4,637,048
   Shares Issued in Lieu of Cash Distributions.....................     450,061      368,386
   Shares Redeemed.................................................  (3,245,167)  (2,746,550)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,215,875    2,258,884
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   2,866,984    5,802,583
NET ASSETS
   Beginning of Year...............................................  20,762,742   14,960,159
                                                                    -----------  -----------
   End of Year..................................................... $23,629,726  $20,762,742
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     213,759      229,289
   Shares Issued in Lieu of Cash Distributions.....................      19,536       18,264
   Shares Redeemed.................................................    (138,602)    (135,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      94,693      112,022
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                                    ---------------------------  ---------------------------
                                                                       YEAR           YEAR          YEAR           YEAR
                                                                       ENDED          ENDED         ENDED          ENDED
                                                                      OCT 31,        OCT 31,       OCT 31,        OCT 31,
                                                                       2018           2017          2018           2017
                                                                     -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   379,407    $   320,409   $   66,134     $   59,721
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     287,280        192,862      112,491        167,995
       Affiliated Investment Companies Shares Sold.................        (115)            31          (52)             5
       Futures.....................................................      26,827         19,381        1,014          5,443
       Foreign Currency Transactions...............................          (4)             5           --              2
       In-Kind Redemptions.........................................          --             --           --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     218,021      3,702,303     (137,731)       706,848
       Affiliated Investment Companies Shares......................         (15)          (261)         (17)           (57)
       Futures.....................................................     (16,600)        11,212          631            835
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     894,801      4,245,942       42,470        940,792
                                                                     -----------   -----------    ----------     ----------
Distributions:/^ /
       Institutional Class Shares..................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
          Total Distributions......................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................................   4,612,048      4,120,340      801,656        873,587
   Shares Issued in Lieu of Cash Distributions.....................     567,939        439,092      223,582        155,990
   Shares Redeemed.................................................  (3,335,154)    (2,695,986)    (954,936)      (911,079)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,844,833      1,863,446       70,302        118,498
                                                                     -----------   -----------    ----------     ----------
          Total Increase (Decrease) in Net Assets..................   2,162,232      5,664,372     (113,234)       901,356
NET ASSETS
   Beginning of Year...............................................  22,515,418     16,851,046    4,724,003      3,822,647
                                                                     -----------   -----------    ----------     ----------
   End of Year..................................................... $24,677,650    $22,515,418   $4,610,769     $4,724,003
                                                                     ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     209,626        212,849       41,129         48,648
   Shares Issued in Lieu of Cash Distributions.....................      26,310         22,777       11,712          8,720
   Shares Redeemed.................................................    (151,440)      (139,061)     (48,909)       (50,704)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      84,496         96,565        3,932          6,664
                                                                     ===========   ===========    ==========     ==========

                                                                    U.S. SMALL CAP PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   190,744  $   160,232
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     630,926      610,335
       Affiliated Investment Companies Shares Sold.................        (358)        (107)
       Futures.....................................................      14,477       18,310
       Foreign Currency Transactions...............................          (6)          15
       In-Kind Redemptions.........................................          --      125,200
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (714,753)   2,387,599
       Affiliated Investment Companies Shares......................         (18)        (345)
       Futures.....................................................      (5,817)      10,124
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     115,195    3,311,363
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (828,617)    (511,582)
                                                                    -----------  -----------
          Total Distributions......................................    (828,617)    (511,582)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   3,281,164    3,737,913
   Shares Issued in Lieu of Cash Distributions.....................     786,942      484,150
   Shares Redeemed.................................................  (2,983,020)  (3,067,256)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,085,086    1,154,807
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................     371,664    3,954,588
NET ASSETS
   Beginning of Year...............................................  16,931,787   12,977,199
                                                                    -----------  -----------
   End of Year..................................................... $17,303,451  $16,931,787
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,622      109,356
   Shares Issued in Lieu of Cash Distributions.....................      21,913       14,119
   Shares Redeemed.................................................     (80,602)     (89,947)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      29,933       33,528
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                             U.S. HIGH RELATIVE
                                                                    U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO
                                                                    -----------------------  ----------------------
                                                                                                          PERIOD
                                                                                                          MAY 16,
                                                                       YEAR        YEAR        YEAR       2017(A)
                                                                       ENDED       ENDED       ENDED        TO
                                                                      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                       2018        2017        2018        2017
                                                                    ----------  -----------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   49,928  $    43,746  $  6,528    $    672
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    264,588      283,405    (2,077)         43
       Affiliated Investment Companies Shares Sold.................        (61)          12        (3)         (1)
       Futures.....................................................      7,709        9,052        59        (394)
       Foreign Currency Transactions...............................         (3)          --        --          --
       In-Kind Redemptions.........................................         --           --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (242,170)   1,119,931        35       9,520
       Affiliated Investment Companies Shares......................         (7)        (105)        1          (1)
       Futures.....................................................     (3,647)       2,595        --          --
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     76,337    1,458,636     4,543       9,839
                                                                    ----------  -----------   --------    --------
Distributions:/^ /
       Institutional Class Shares..................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
          Total Distributions......................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
Capital Share Transactions (1):
   Shares Issued...................................................    990,936      757,322   637,379     134,388
   Shares Issued in Lieu of Cash Distributions.....................    302,813      276,724     5,712         541
   Shares Redeemed.................................................   (869,977)  (1,014,479)  (60,262)     (3,154)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    423,772       19,567   582,829     131,775
                                                                    ----------  -----------   --------    --------
          Total Increase (Decrease) in Net Assets..................    171,586    1,178,407   581,655     141,073
NET ASSETS
   Beginning of Year...............................................  6,306,730    5,128,323   141,073          --
                                                                    ----------  -----------   --------    --------
   End of Year..................................................... $6,478,316  $ 6,306,730  $722,728    $141,073
                                                                    ==========  ===========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     43,334       36,173    52,575      13,154
   Shares Issued in Lieu of Cash Distributions.....................     13,706       13,144       468          52
   Shares Redeemed.................................................    (38,021)     (48,215)   (4,950)       (302)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     19,019        1,102    48,093      12,904
                                                                    ==========  ===========   ========    ========

                                                                    DFA REAL ESTATE SECURITIES
                                                                            PORTFOLIO
                                                                    ------------------------


                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   399,946   $   190,490
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,559)       47,672
       Affiliated Investment Companies Shares Sold.................         (37)          (67)
       Futures.....................................................       8,922         8,131
       Foreign Currency Transactions...............................          --            --
       In-Kind Redemptions.........................................      80,654            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (196,570)      183,941
       Affiliated Investment Companies Shares......................          (2)          (61)
       Futures.....................................................      (2,811)        3,862
                                                                    -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     243,543       433,968
                                                                    -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (439,618)     (283,862)
                                                                    -----------   -----------
          Total Distributions......................................    (439,618)     (283,862)
                                                                    -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,859,208     1,766,337
   Shares Issued in Lieu of Cash Distributions.....................     351,943       217,675
   Shares Redeemed.................................................  (1,718,594)   (1,113,122)
                                                                    -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     492,557       870,890
                                                                    -----------   -----------
          Total Increase (Decrease) in Net Assets..................     296,482     1,020,996
NET ASSETS
   Beginning of Year...............................................   8,281,176     7,260,180
                                                                    -----------   -----------
   End of Year..................................................... $ 8,577,658   $ 8,281,176
                                                                    ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      54,826        50,891
   Shares Issued in Lieu of Cash Distributions.....................      10,160         6,384
   Shares Redeemed.................................................     (50,388)      (32,116)
                                                                    -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      14,598        25,159
                                                                    ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    LARGE CAP INTERNATIONAL    INTERNATIONAL CORE
                                                                           PORTFOLIO            EQUITY PORTFOLIO
                                                                    ----------------------  ------------------------
                                                                       YEAR        YEAR        YEAR         YEAR
                                                                       ENDED       ENDED       ENDED        ENDED
                                                                      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                       2018        2017        2018         2017
                                                                    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  135,824  $  111,927  $   753,667  $   550,178
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      9,278     157,652       37,602      (29,889)
       Affiliated Investment Companies Shares Sold.................        (31)         51          (83)          10
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................         --          --           --           --
       Futures.....................................................      5,207       4,534       42,294       22,487
       Foreign Currency Transactions...............................     (1,098)       (583)      (6,317)      (2,708)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (492,554)    608,562   (3,538,139)   4,344,669
       Affiliated Investment Companies Shares......................         35         (72)         (17)        (168)
       Transactions Allocated from Affiliated Investment
         Company...................................................         --          --           --           --
       Futures.....................................................     (3,535)      1,881      (17,544)      11,863
       Translation of Foreign Currency Denominated Amounts.........       (201)        330         (811)       1,409
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (347,075)    884,282   (2,729,348)   4,897,851
                                                                    ----------  ----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
          Total Distributions......................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................  1,048,667     960,010    8,724,881    6,327,731
   Shares Issued in Lieu of Cash Distributions.....................    116,674      99,282      674,993      506,159
   Shares Redeemed.................................................   (821,680)   (636,653)  (4,228,499)  (2,737,658)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    343,661     422,639    5,171,375    4,096,232
                                                                    ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................   (135,684)  1,195,315    1,730,621    8,460,957
NET ASSETS
   Beginning of Year...............................................  4,723,090   3,527,775   25,443,968   16,983,011
                                                                    ----------  ----------  -----------  -----------
   End of Year..................................................... $4,587,406  $4,723,090  $27,174,589  $25,443,968
                                                                    ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,730      45,425      611,977      496,127
   Shares Issued in Lieu of Cash Distributions.....................      5,040       4,623       48,289       39,374
   Shares Redeemed.................................................    (35,059)    (29,985)    (299,311)    (213,878)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     14,711      20,063      360,955      321,623
                                                                    ==========  ==========  ===========  ===========

                                                                       INTERNATIONAL SMALL
                                                                        COMPANY PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,199  $   254,211
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --      422,014
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     549,889           --
       Futures.....................................................      17,382       11,549
       Foreign Currency Transactions...............................          --       (1,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    2,134,951
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,214,609)          --
       Futures.....................................................      (9,491)       5,699
       Translation of Foreign Currency Denominated Amounts.........          --          864
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,351,630)   2,827,524
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (711,038)    (475,617)
                                                                    -----------  -----------
          Total Distributions......................................    (711,038)    (475,617)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,606,895    2,235,300
   Shares Issued in Lieu of Cash Distributions.....................     680,889      456,455
   Shares Redeemed.................................................  (2,059,202)  (1,940,733)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   1,228,582      751,022
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (834,086)   3,102,929
NET ASSETS
   Beginning of Year...............................................  13,490,290   10,387,361
                                                                    -----------  -----------
   End of Year..................................................... $12,656,204  $13,490,290
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     124,547      116,685
   Shares Issued in Lieu of Cash Distributions.....................      33,057       25,675
   Shares Redeemed.................................................     (98,779)     (99,987)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      58,825       42,373
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      GLOBAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                                    COMPANY PORTFOLIO  COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                                    ----------------  -------------------  ------------------
                                                                             PERIOD
                                                                             JAN 18,
                                                                     YEAR    2017(A)    YEAR       YEAR      YEAR      YEAR
                                                                     ENDED     TO       ENDED      ENDED     ENDED     ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                     2018     2017      2018       2017      2018      2017
                                                                    -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   403  $   134  $  10,186  $  8,388  $ 12,981  $  9,516
   Capital Gain Distributions Received from Affiliated
     Investment Companies..........................................     333       --         --        --        --        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --      105         --    28,171        --     9,656
       Affiliated Investment Companies Shares Sold.................     (93)      (6)        --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................    (602)      --     36,946        --   (13,453)       --
       Futures.....................................................      15        1         --        --        --        --
       Foreign Currency Transactions...............................      --       --         --      (465)       --      (119)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --       (3)        --    99,585        --    22,259
       Affiliated Investment Companies Shares......................    (772)   1,299         --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,701)      --   (101,251)       --   (33,087)       --
       Futures.....................................................      --       --         --         1        --        --
       Translation of Foreign Currency Denominated Amounts.........      --       --         --        87        --        (1)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (2,417)   1,530    (54,119)  135,767   (33,559)   41,311
                                                                    -------  -------  ---------  --------  --------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
          Total Distributions......................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  22,726   14,416    141,296    99,301   103,070    64,454
   Shares Issued in Lieu of Cash Distributions.....................     350       --     14,541     8,825    12,186     8,101
   Shares Redeemed.................................................  (3,950)    (925)  (111,110)  (95,760)  (54,145)  (24,394)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  19,126   13,491     44,727    12,366    61,111    48,161
                                                                    -------  -------  ---------  --------  --------  --------
          Total Increase (Decrease) in Net Assets..................  16,359   15,021    (25,328)  138,565    14,182    80,578
NET ASSETS
   Beginning of Year...............................................  15,021       --    647,978   509,413   332,153   251,575
                                                                    -------  -------  ---------  --------  --------  --------
   End of Year..................................................... $31,380  $15,021  $ 622,650  $647,978  $346,335  $332,153
                                                                    =======  =======  =========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   1,939    1,388      4,906     4,150     4,371     2,864
   Shares Issued in Lieu of Cash Distributions.....................      31       --        505       401       527       408
   Shares Redeemed.................................................    (346)     (86)    (3,870)   (4,002)   (2,282)   (1,095)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   1,624    1,302      1,541       549     2,616     2,177
                                                                    =======  =======  =========  ========  ========  ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED KINGDOM    CONTINENTAL SMALL
                                                                          SMALL             COMPANY
                                                                    ----------------  -------------------
                                                                    COMPANY PORTFOLIO      PORTFOLIO
                                                                     YEAR     YEAR      YEAR       YEAR
                                                                     ENDED    ENDED     ENDED      ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,
                                                                     2018     2017      2018       2017
                                                                    -------  -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $ 1,170  $ 1,220  $  15,590  $  7,573
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --    1,725         --    14,907
       Affiliated Investment Companies Shares Sold.................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   2,228       --     19,862        --
       Futures.....................................................      --       --         --        --
       Foreign Currency Transactions...............................      --        6         --        89
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --    7,588         --    94,661
       Affiliated Investment Companies Shares......................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (7,070)      --   (119,115)       --
       Futures.....................................................      --       --         --        --
       Translation of Foreign Currency Denominated Amounts.........      --        4         --        24
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (3,672)  10,543    (83,663)  117,254
                                                                    -------  -------  ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
          Total Distributions......................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................   2,809   12,269    207,831   209,825
   Shares Issued in Lieu of Cash Distributions.....................   3,396    2,618     19,301     7,180
   Shares Redeemed.................................................  (7,435)  (9,570)   (69,751)  (26,314)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  (1,230)   5,317    157,381   190,691
                                                                    -------  -------  ---------  --------
          Total Increase (Decrease) in Net Assets..................  (8,826)  12,854     53,304   300,230
NET ASSETS
   Beginning of Year...............................................  45,177   32,323    592,347   292,117
                                                                    -------  -------  ---------  --------
   End of Year..................................................... $36,351  $45,177  $ 645,651  $592,347
                                                                    =======  =======  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      91      435      7,354     8,148
   Shares Issued in Lieu of Cash Distributions.....................     114       95        709       280
   Shares Redeemed.................................................    (239)    (335)    (2,541)   (1,053)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (34)     195      5,522     7,375
                                                                    =======  =======  =========  ========

                                                                     DFA INTERNATIONAL REAL
                                                                    --------------------------
                                                                    ESTATE SECURITIES PORTFOLIO
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   245,747    $  198,330
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (55,861)      (21,413)
       Affiliated Investment Companies Shares Sold.................         (50)           21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................          --            --
       Futures.....................................................       6,053         6,597
       Foreign Currency Transactions...............................       3,300           439
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (212,037)       60,643
       Affiliated Investment Companies Shares......................           6           (17)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --            --
       Futures.....................................................      (1,430)          754
       Translation of Foreign Currency Denominated Amounts.........        (239)          254
                                                                     -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     (14,511)      245,608
                                                                     -----------   ----------
Distributions:/^ /
       Institutional Class Shares..................................    (241,977)     (326,892)
                                                                     -----------   ----------
          Total Distributions......................................    (241,977)     (326,892)
                                                                     -----------   ----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,129,099     1,720,625
   Shares Issued in Lieu of Cash Distributions.....................     238,291       320,016
   Shares Redeemed.................................................  (1,166,148)     (643,227)
                                                                     -----------   ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     201,242     1,397,414
                                                                     -----------   ----------
          Total Increase (Decrease) in Net Assets..................     (55,246)    1,316,130
NET ASSETS
   Beginning of Year...............................................   5,497,753     4,181,623
                                                                     -----------   ----------
   End of Year..................................................... $ 5,442,507    $5,497,753
                                                                     ===========   ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     219,592       347,476
   Shares Issued in Lieu of Cash Distributions.....................      46,632        69,418
   Shares Redeemed.................................................    (228,031)     (132,019)
                                                                     -----------   ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      38,193       284,875
                                                                     ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL
                                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   319,485  $   228,639  $   333,887  $   269,343
   Capital Gain Distributions Received from Investment
     Securities....................................................       5,030       14,569           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (30,218)      17,657      489,396      551,715
       Affiliated Investment Companies Shares Sold.................      13,679        2,178          (64)          14
       Futures.....................................................          --          149       19,832       14,572
       Foreign Currency Transactions...............................          --            3      (11,795)      (1,896)
       In-Kind Redemptions.........................................          --           --           --       82,012
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,013)      43,892   (2,949,087)   2,598,933
       Affiliated Investment Companies Shares......................    (177,027)      (5,082)         (36)        (118)
       Futures.....................................................          --           --       (7,629)       9,407
       Translation of Foreign Currency Denominated Amounts.........          --           --         (512)       1,459
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     124,936      302,005   (2,126,008)   3,525,441
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,076,669    2,695,188    2,575,335    1,958,045
   Shares Issued in Lieu of Cash Distributions.....................     245,163      233,500      810,215      544,816
   Shares Redeemed.................................................  (1,469,129)  (1,122,865)  (2,737,533)  (2,266,110)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     852,703    1,805,823      648,017      236,751
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................     722,142    1,864,827   (2,374,776)   3,152,742
NET ASSETS
   Beginning of Year...............................................   6,753,782    4,888,955   16,162,471   13,009,729
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 7,475,924  $ 6,753,782  $13,787,695  $16,162,471
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     193,699      251,258      116,242       93,807
   Shares Issued in Lieu of Cash Distributions.....................      22,410       23,234       36,559       28,186
   Shares Redeemed.................................................    (137,791)    (105,800)    (123,463)    (108,244)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      78,318      168,692       29,338       13,749
                                                                    ===========  ===========  ===========  ===========

                                                                    INTERNATIONAL VECTOR EQUITY
                                                                     PORTFOLIO
                                                                     ----------    ----------
                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   63,232    $   51,389
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     81,370        10,627
       Affiliated Investment Companies Shares Sold.................         (4)           (1)
       Futures.....................................................        (84)          158
       Foreign Currency Transactions...............................       (430)         (413)
       In-Kind Redemptions.........................................         --            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (401,480)      459,554
       Affiliated Investment Companies Shares......................         (6)          (16)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........        (65)          168
                                                                     ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (257,467)      521,466
                                                                     ----------    ----------
Distributions:/^ /
       Institutional Class Shares..................................    (69,245)      (54,431)
                                                                     ----------    ----------
          Total Distributions......................................    (69,245)      (54,431)
                                                                     ----------    ----------
Capital Share Transactions (1):
   Shares Issued...................................................    587,591       447,784
   Shares Issued in Lieu of Cash Distributions.....................     68,621        53,927
   Shares Redeemed.................................................   (418,135)     (295,368)
                                                                     ----------    ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    238,077       206,343
                                                                     ----------    ----------
          Total Increase (Decrease) in Net Assets..................    (88,635)      673,378
NET ASSETS
   Beginning of Year...............................................  2,529,852     1,856,474
                                                                     ----------    ----------
   End of Year..................................................... $2,441,217    $2,529,852
                                                                     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,843        37,714
   Shares Issued in Lieu of Cash Distributions.....................      5,242         4,561
   Shares Redeemed.................................................    (31,849)      (24,782)
                                                                     ----------    ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     18,236        17,493
                                                                     ==========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    INTERNATIONAL HIGH
                                                                         RELATIVE      WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                      PROFITABILITY
                                                                        PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO
                                                                    -----------------  ------------------  ---------------------
                                                                              PERIOD
                                                                              MAY 16,
                                                                      YEAR    2017(A)    YEAR      YEAR      YEAR        YEAR
                                                                      ENDED     TO       ENDED     ENDED     ENDED       ENDED
                                                                     OCT 31,  OCT 31,   OCT 31,   OCT 31,   OCT 31,     OCT 31,
                                                                      2018     2017      2018      2017      2018        2017
                                                                    --------  -------  --------  --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  4,407  $   426  $  6,776  $  5,730  $  10,453   $  7,583
   Capital Gain Distributions Received from Investment
     Securities....................................................       --       --       772       653         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................   (1,478)    (165)       --     1,111     14,758     17,468
       Affiliated Investment Companies Shares Sold.................       --       --      (152)      599         (1)        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................       --       --     4,866        --         --         --
       Futures.....................................................      167      (72)       --       262         22         --
       Foreign Currency Transactions...............................       35       19        --       (26)      (268)       (26)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (27,436)   3,720        --    41,263    (98,264)    65,446
       Affiliated Investment Companies Shares......................       --       --    (4,644)     (148)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company...................................................       --       --   (30,618)       --         --         --
       Futures.....................................................       --       --        --        99         --         --
       Translation of Foreign Currency Denominated Amounts.........       (7)      (1)       --        13         (8)        19
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (24,312)   3,927   (23,000)   49,556    (73,308)    90,489
                                                                    --------  -------  --------  --------  ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
          Total Distributions......................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................  252,625   65,210    78,125    44,260    215,731    132,580
   Shares Issued in Lieu of Cash Distributions.....................    3,958      299     8,111     4,529     18,713      7,665
   Shares Redeemed.................................................  (29,236)  (1,344)  (61,001)  (35,416)  (148,726)   (37,758)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  227,347   64,165    25,235    13,373     85,718    102,487
                                                                    --------  -------  --------  --------  ---------   --------
          Total Increase (Decrease) in Net Assets..................  199,075   67,793    (5,883)   58,397     (6,349)   185,292
NET ASSETS
   Beginning of Year...............................................   67,793       --   246,551   188,154    466,504    281,212
                                                                    --------  -------  --------  --------  ---------   --------
   End of Year..................................................... $266,868  $67,793  $240,668  $246,551  $ 460,155   $466,504
                                                                    ========  =======  ========  ========  =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   23,561    6,451     6,253     3,780     15,217      9,799
   Shares Issued in Lieu of Cash Distributions.....................      374       29       657       407      1,301        558
   Shares Redeemed.................................................   (2,797)    (130)   (4,751)   (3,040)   (10,739)    (2,738)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   21,138    6,350     2,159     1,147      5,779      7,619
                                                                    ========  =======  ========  ========  =========   ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY
                                                                           PORTFOLIO               PORTFOLIO
                                                                    ------------------------  -------------------
                                                                       YEAR         YEAR        YEAR       YEAR
                                                                       ENDED        ENDED       ENDED      ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,    OCT 31,
                                                                       2018         2017        2018       2017
                                                                    ----------   ----------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   81,701   $   54,316   $  13,553  $  8,719
   Capital Gain Distributions Received from Investment
     Securities....................................................         --           --       1,843       898
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     21,093        7,525          --         3
       Affiliated Investment Companies Shares Sold.................         (7)          (4)      1,952      (418)
       Futures.....................................................      1,743           68         145        --
       Foreign Currency Transactions...............................       (951)        (263)         --        --
       Forward Currency Contracts..................................         --           --          --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (472,935)     443,948          --        (1)
       Affiliated Investment Companies Shares......................         (1)         (14)    (39,888)   90,087
       Futures.....................................................         --           --          --        --
       Translation of Foreign Currency Denominated Amounts.........        (79)         105          --        --
       Forward Currency Contracts..................................         --           --          --        --
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (369,436)     505,681     (22,395)   99,288
                                                                    ----------   ----------   ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
          Total Distributions......................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  1,408,140    1,011,672     346,536   124,892
   Shares Issued in Lieu of Cash Distributions.....................     72,834       50,176      14,069    10,005
   Shares Redeemed.................................................   (711,170)    (365,917)   (129,087)  (47,259)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    769,804      695,931     231,518    87,638
                                                                    ----------   ----------   ---------  --------
          Total Increase (Decrease) in Net Assets..................    324,424    1,148,922     194,621   176,662
NET ASSETS
   Beginning of Year...............................................  2,805,367    1,656,445     546,891   370,229
                                                                    ----------   ----------   ---------  --------
   End of Year..................................................... $3,129,791   $2,805,367   $ 741,512  $546,891
                                                                    ==========   ==========   =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    116,093       92,982      20,931     8,416
   Shares Issued in Lieu of Cash Distributions.....................      6,147        4,555         856       690
   Shares Redeemed.................................................    (59,215)     (33,482)     (7,697)   (3,225)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     63,025       64,055      14,090     5,881
                                                                    ==========   ==========   =========  ========

                                                                     SELECTIVELY HEDGED
                                                                    GLOBAL EQUITY PORTFOLIO
                                                                    ----------------------
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                     OCT 31,      OCT 31,
                                                                      2018         2017
                                                                     ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   7,842    $  6,540
   Capital Gain Distributions Received from Investment
     Securities....................................................     1,607         894
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................         1          --
       Affiliated Investment Companies Shares Sold.................     2,046        (555)
       Futures.....................................................     3,877       2,398
       Foreign Currency Transactions...............................        --          --
       Forward Currency Contracts..................................     4,871      (1,466)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................        13           5
       Affiliated Investment Companies Shares......................   (27,187)     64,639
       Futures.....................................................    (2,628)      1,354
       Translation of Foreign Currency Denominated Amounts.........        --          --
       Forward Currency Contracts..................................       178         775
                                                                     ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (9,380)     74,584
                                                                     ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (11,171)     (9,106)
                                                                     ---------   --------
          Total Distributions......................................   (11,171)     (9,106)
                                                                     ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................   114,026      90,620
   Shares Issued in Lieu of Cash Distributions.....................    11,131       9,105
   Shares Redeemed.................................................  (103,615)    (52,903)
                                                                     ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    21,542      46,822
                                                                     ---------   --------
          Total Increase (Decrease) in Net Assets..................       991     112,300
NET ASSETS
   Beginning of Year...............................................   402,204     289,904
                                                                     ---------   --------
   End of Year..................................................... $ 403,195    $402,204
                                                                     =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     6,816       6,000
   Shares Issued in Lieu of Cash Distributions.....................       679         649
   Shares Redeemed.................................................    (6,176)     (3,520)
                                                                     ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     1,319       3,129
                                                                     =========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(1), $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        EMERGING MARKETS          EMERGING MARKETS
                                                                            PORTFOLIO            SMALL CAP PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   127,713  $   106,884  $   172,421  $   146,645
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --       (9,141)          --      173,759
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................      76,077           --      185,571           --
       Futures.....................................................          --        8,254           --        9,252
       Foreign Currency Transactions...............................          --          (31)          --           78
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,198,559           --      931,907
       Transactions Allocated from Affiliated Investment
         Company...................................................    (937,174)          --   (1,598,746)          --
       Futures.....................................................          --        1,186           --          854
       Translation of Foreign Currency Denominated Amounts.........          --          (71)          --         (194)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (733,384)   1,305,640   (1,240,754)   1,262,301
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................          --           --           --           --
       Institutional Class Shares..................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,740,732    1,476,279    1,502,030    1,554,965
   Shares Issued in Lieu of Cash Distributions.....................     104,589      100,892      321,912      259,430
   Shares Redeemed.................................................  (2,235,370)  (1,057,775)  (1,188,516)  (1,011,728)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (390,049)     519,396      635,426      802,667
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (1,238,726)   1,717,514     (945,311)   1,790,208
NET ASSETS
   Beginning of Year...............................................   6,632,914    4,915,400    7,249,717    5,459,509
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 5,394,188  $ 6,632,914  $ 6,304,406  $ 7,249,717
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      59,520       56,711       66,017       75,223
   Shares Issued in Lieu of Cash Distributions.....................       3,693        3,823       14,324       13,320
   Shares Redeemed.................................................     (75,814)     (39,854)     (52,180)     (47,673)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (12,601)      20,680       28,161       40,870
                                                                    ===========  ===========  ===========  ===========

                                                                     EMERGING MARKETS VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   453,039  $   398,400
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --     (258,290)
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     304,582           --
       Futures.....................................................          --       19,890
       Foreign Currency Transactions...............................          --        2,920
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    3,745,161
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,444,307)          --
       Futures.....................................................          --        3,766
       Translation of Foreign Currency Denominated Amounts.........          --          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,686,686)   3,911,794
                                                                    -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................        (632)        (847)
       Institutional Class Shares..................................    (438,799)    (339,766)
                                                                    -----------  -----------
          Total Distributions......................................    (439,431)    (340,613)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,709,737    2,459,482
   Shares Issued in Lieu of Cash Distributions.....................     416,976      322,816
   Shares Redeemed.................................................  (3,958,464)  (3,341,295)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (831,751)    (558,997)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,957,868)   3,012,184
NET ASSETS
   Beginning of Year...............................................  19,414,428   16,402,244
                                                                    -----------  -----------
   End of Year..................................................... $16,456,560  $19,414,428
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,155       90,920
   Shares Issued in Lieu of Cash Distributions.....................      14,033       11,717
   Shares Redeemed.................................................    (128,806)    (122,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (26,618)     (19,894)
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $(144), respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $144, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING MARKETS CORE EQUITY
                                                                            PORTFOLIO
                                                                    ---------------------------
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   640,665    $   463,779
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      31,925        (87,713)
       Affiliated Investment Companies Shares Sold.................         (73)           (17)
       Futures.....................................................      23,201         29,430
       Foreign Currency Transactions...............................      (8,571)        (3,967)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (4,701,470)     4,549,390
       Affiliated Investment Companies Shares......................         (27)          (115)
       Futures.....................................................     (14,163)         9,334
       Translation of Foreign Currency Denominated Amounts.........        (112)          (275)
                                                                     -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (4,028,625)     4,959,846
                                                                     -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (593,704)      (449,166)
                                                                     -----------   -----------
          Total Distributions......................................    (593,704)      (449,166)
                                                                     -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   7,226,472      6,836,743
   Shares Issued in Lieu of Cash Distributions.....................     559,808        422,561
   Shares Redeemed.................................................  (4,876,914)    (3,397,228)
                                                                     -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,909,366      3,862,076
                                                                     -----------   -----------
          Total Increase (Decrease) in Net Assets..................  (1,712,963)     8,372,756
NET ASSETS
   Beginning of Year...............................................  27,085,722     18,712,966
                                                                     -----------   -----------
   End of Year..................................................... $25,372,759    $27,085,722
                                                                     ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     325,137        342,803
   Shares Issued in Lieu of Cash Distributions.....................      26,402         20,857
   Shares Redeemed.................................................    (222,685)      (170,351)
                                                                     -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     128,854        193,309
                                                                     ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(5)
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017      2016      2015      2014
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and Unrealized).........     0.52      2.63      0.45      0.53      1.94
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     0.78      2.81      0.55      0.60      2.01
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains.................................................    (2.04)    (0.36)    (0.79)    (1.66)       --
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................     5.62%    23.53%     4.75%     5.25%    17.18%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets...............................     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average Net Assets..................     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate...............................................       91%      122%      119%      223%      202%
                                                                       --------  --------  --------  --------  --------

                                                                                  U.S. LARGE CAP EQUITY PORTFOLIO
                                                                       ----------------------------------------------------
                                                                          YEAR        YEAR       YEAR      YEAR      YEAR
                                                                          ENDED       ENDED      ENDED     ENDED     ENDED
                                                                         OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                          2018        2017       2016      2015      2014
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                                       ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and Unrealized).........       0.81        2.87      0.19      0.21      1.57
                                                                       ----------  ----------  --------  --------  --------
       Total from Investment Operations...............................       1.09        3.13      0.44      0.44      1.78
                                                                       ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains.................................................         --          --        --     (0.02)       --
                                                                       ----------  ----------  --------  --------  --------
       Total Distributions............................................      (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, End of Year.......................................... $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                                       ==========  ==========  ========  ========  ========
Total Return..........................................................       6.82%      24.16%     3.51%     3.49%    16.19%
                                                                       ----------  ----------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets...............................       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average Net Assets..................       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate...............................................          7%         11%       12%       12%        1%
                                                                       ----------  ----------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------
                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                2018         2017         2016         2015         2014
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......... $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.35         6.99         0.71        (0.32)        4.02
                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.13         7.73         1.41         0.37         4.58
                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................ $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========  ===========  ===========  ===========  ===========
Total Return................................        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......... $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average Net Assets
  (B).......................................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR     YEAR      YEAR     YEAR
                                                                         ENDED    ENDED    ENDED     ENDED    ENDED
                                                                        OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                                         2018     2017     2016      2015     2014
                                                                       -------   -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                                                       -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.63)     4.66     0.60    (0.61)     1.86
                                                                       -------   -------  -------  -------   -------
       Total from Investment Operations...............................   (0.35)     4.91     0.84    (0.35)     2.04
                                                                       -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.................................................   (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                                                       -------   -------  -------  -------   -------
       Total Distributions............................................   (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                                                       -------   -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                                                       =======   =======  =======  =======   =======
Total Return..........................................................   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                                                       -------   -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets...............................    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to Average Net Assets..................    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate...............................................      23%       23%      28%      15%       10%
                                                                       -------   -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.63)      4.65      0.60     (0.61)     1.84
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.39)      4.86      0.80     (0.38)     1.99
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.................................................    (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets...............................     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to Average Net Assets..................     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate...............................................       23%        23%       28%       15%       10%
                                                                       --------   --------  --------  --------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              --------------------------------------------------------------
                                                  YEAR         YEAR         YEAR        YEAR         YEAR
                                                  ENDED        ENDED        ENDED       ENDED        ENDED
                                                 OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                  2018         2017         2016        2015         2014
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year........... $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                              -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)..........        0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (0.63)         4.67        0.60       (0.61)        1.85
                                              -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations......       (0.33)         4.94        0.85       (0.32)        2.06
                                              -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains........................       (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                              -----------   -----------  ----------  ----------   ----------
       Total Distributions...................       (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Year................. $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                              ===========   ===========  ==========  ==========   ==========
Total Return.................................       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                              -----------   -----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......... $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets......        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate......................          23%           23%         28%         15%          10%
                                              -----------   -----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                                 2018         2017         2016          2015         2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.90)         7.71         1.06        (1.44)         2.93
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (0.51)         8.02         1.38        (1.03)         3.16
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................................       (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....................        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to Average Net Assets........        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................................          27%           24%          19%          17%            9%
                                                             -----------   -----------  -----------  -----------   -----------

                                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.88         4.12         0.30         0.26         2.02
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        1.24         4.45         0.63         0.57         2.29
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................................       (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        5.59%       24.93%        3.68%        3.26%       14.72%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to Average Net Assets........        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................................           3%           3%           4%           4%           5%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.53         3.83         0.25         0.02         1.86
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        0.87         4.14         0.56         0.32         2.12
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains.......................................       (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        4.16%       24.36%        3.47%        1.92%       13.78%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets                             0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets                1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate.....................................           5%           5%           4%           5%           6%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                             U.S. VECTOR EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR         YEAR
                                                                ENDED       ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018        2017        2016        2015         2014
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (0.10)       3.65        0.24       (0.30)        1.62
                                                             ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations.....................       0.16        3.89        0.49       (0.05)        1.83
                                                             ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains.......................................      (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                                             ----------  ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                                             ==========  ==========  ==========  ==========   ==========
Total Return................................................       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                                             ----------  ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets                            0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets               1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate.....................................         10%         10%         10%         10%          10%
                                                             ----------  ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP PORTFOLIO
                                                             --------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, Beginning of Year.......................... $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                                             -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39         0.35         0.34         0.35        0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.08)        7.17         0.77         0.33        2.27
                                                             -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.....................        0.31         7.52         1.11         0.68        2.53
                                                             -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.......................................       (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                                             -----------  -----------  -----------  -----------  ----------
       Total Distributions..................................       (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Year................................ $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                                             ===========  ===========  ===========  ===========  ==========
Total Return................................................        0.77%       25.21%        3.89%        2.34%       8.67%
                                                             -----------  -----------  -----------  -----------  ----------
Net Assets, End of Year (thousands)......................... $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets                1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.....................................          13%          14%          10%          11%          9%
                                                             -----------  -----------  -----------  -----------  ----------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.17        0.16        0.16        0.16        0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.12        5.12        0.60        0.02        1.35
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       0.29        5.28        0.76        0.18        1.49
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.......................................      (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       1.29%      28.91%       4.32%       1.11%       7.88%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets               0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.....................................         19%         15%         15%         14%         12%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    U.S. HIGH RELATIVE
                                   PROFITABILITY PORTFOLIO                    DFA REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------         ----------------------------------------------------------
                                                 PERIOD
                                     YEAR       MAY 16,               YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED     2017(a) TO             ENDED       ENDED       ENDED       ENDED       ENDED
                                    OCT 31,     OCT 31,              OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                     2018         2017                2018        2017        2016        2015        2014
                                    --------   ----------          ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
  Period.......................... $  10.93     $  10.00           $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)...................     0.19         0.07                 1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.89         0.91                (0.69)       1.12        1.18        0.95        4.62
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations...............     1.08         0.98                 0.91        1.96        2.27        1.85        5.34
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........    (0.16)       (0.05)               (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............       --           --                (0.11)      (0.31)         --          --          --
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total Distributions........    (0.16)       (0.05)               (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.... $  11.85     $  10.93           $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                    ========    ========           ==========  ==========  ==========  ==========  ==========
Total Return......................     9.88%        9.84%  (C)           2.63%       5.86%       6.89%       5.89%      19.80%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands)..................... $722,728     $141,073           $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average
  Net Assets......................     0.25%        0.23%  (D)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  Fees Paid Indirectly)                0.27%        0.35%  (D)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment
  Income to Average Net Assets....     1.58%        1.45%  (D)(E)        4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........        7%           0%  (C)              3%          1%          3%          4%          0%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                                             ----------   ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.59)        4.58       (0.29)       (0.66)        0.13
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets                            0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)              0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to Average Net Assets               2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................................          8%          10%         10%          10%           4%
                                                             ----------   ----------  ----------   ----------   ----------

                                                                             INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR          YEAR
                                                                 ENDED        ENDED        ENDED         ENDED         ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                                 2018         2017         2016          2015          2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (1.22)         2.97         0.17        (0.13)        (0.05)
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets                             0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)               0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to Average Net Assets                2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................................           4%            6%           2%           4%            7%
                                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                             --------------------------------------------------------------

                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                 ENDED        ENDED        ENDED        ENDED       ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                 2018         2017         2016         2015        2014
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                             -----------   -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                             -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations.....................       (1.95)         4.54         0.91        0.53       (0.20)
                                                             -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.......................................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                             -----------   -----------  -----------  ----------  ----------
       Total Distributions..................................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Year................................ $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                             ===========   ===========  ===========  ==========  ==========
Total Return................................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                             -----------   -----------  -----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(B)................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net Assets........        2.18%         2.14%        2.47%       2.30%       2.15%
                                                             -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                             -----------   -----------  -----------  ----------  ----------

                                                             GLOBAL SMALL COMPANY PORTFOLIO
                                                             ----------------------
                                                                              PERIOD
                                                               YEAR          JAN 18,
                                                               ENDED        2017(a) TO
                                                              OCT 31,        OCT 31,
                                                               2018            2017
                                                             -------      ----------
Net Asset Value, Beginning of Year.......................... $ 11.53       $ 10.00
                                                              -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................    0.19          0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................   (0.75)         1.39
                                                              -------      -------
       Total from Investment Operations.....................   (0.56)         1.53
                                                              -------      -------
Less Distributions:
-------------------
   Net Investment Income....................................   (0.17)           --
   Net Realized Gains.......................................   (0.07)           --
                                                              -------      -------
       Total Distributions..................................   (0.24)           --
                                                              -------      -------
Net Asset Value, End of Year................................ $ 10.73       $ 11.53
                                                              =======      =======
Total Return................................................   (5.02%)       15.30%(C)
                                                              -------      -------
Net Assets, End of Year (thousands)......................... $31,380       $15,021
Ratio of Expenses to Average Net Assets *(B)................    0.49%         0.42%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................    0.90%         1.14%(D)(E)
Ratio of Net Investment Income to Average Net Assets........    1.58%         1.74%(D)(E)
                                                              -------      -------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................    0.26%         0.27%
                                                              -------      -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                JAPANESE SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.59)      5.61      2.51      1.36      0.13
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (2.16)      5.98      2.83      1.61      0.37
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (B)...........................     0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net Assets..................     1.49%      1.50%     1.57%     1.27%     1.25%
                                                                       --------   --------  --------  --------  --------

                                                                               ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.76)      2.45      2.24     (3.51)     (1.81)
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (1.92)      3.19      2.95     (2.76)     (0.98)
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net Assets..................     3.57%      3.41%     3.57%     3.67%      3.53%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR      YEAR     YEAR     YEAR
                                                                         ENDED    ENDED     ENDED    ENDED    ENDED
                                                                        OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                                         2018     2017      2016     2015     2014
-                                                                      -------   -------  -------   -------  -------
Net Asset Value, Beginning of Year.................................... $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                                       -------   -------  -------   -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.65)     6.67    (6.55)     1.95    (0.65)
                                                                       -------   -------  -------   -------  -------
       Total from Investment Operations...............................   (2.80)     7.54    (5.37)     3.01     0.30
                                                                       -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains.................................................   (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                                       -------   -------  -------   -------  -------
       Total Distributions............................................   (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                                       -------   -------  -------   -------  -------
Net Asset Value, End of Year.......................................... $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                                       =======   =======  =======   =======  =======
Total Return..........................................................   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                                       -------   -------  -------   -------  -------
Net Assets, End of Year (thousands)................................... $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (B)...........................    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..................    2.75%     2.93%    3.87%     2.99%    2.50%
                                                                       -------   -------  -------   -------  -------

                                                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
-                                                                      --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (3.68)      6.73      0.72      1.38     (0.90)
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (3.07)      7.18      1.15      1.81     (0.48)
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains.................................................    (0.21)        --        --        --        --
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets..................     2.16%      1.78%     2.08%     2.09%     1.97%
                                                                       --------   --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ------------------------------------------------------------
                                                         YEAR         YEAR        YEAR        YEAR         YEAR
                                                         ENDED        ENDED       ENDED       ENDED        ENDED
                                                        OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                         2018         2017        2016        2015         2014
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year................... $     5.07   $     5.23  $     5.27  $     5.63   $     5.48
                                                      ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.22         0.21        0.20        0.19         0.22
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.22)        0.04       (0.15)      (0.22)        0.19
                                                      ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations..............         --         0.25        0.05       (0.03)        0.41
                                                      ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
   Net Realized Gains................................         --           --          --          --           --
                                                      ----------   ----------  ----------  ----------   ----------
       Total Distributions...........................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year......................... $     4.85   $     5.07  $     5.23  $     5.27   $     5.63
                                                      ==========   ==========  ==========  ==========   ==========
Total Return.........................................      (0.24%)       5.46%       1.05%      (0.37%)       8.21%
                                                      ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).................. $5,442,507   $5,497,753  $4,181,623  $3,540,092   $3,088,376
Ratio of Expenses to Average Net Assets *............       0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Net Investment Income to Average Net Assets.       4.27%        4.19%       3.71%       3.64%        4.14%
Portfolio Turnover Rate..............................          5%           1%          1%          2%           1%
                                                      ----------   ----------  ----------  ----------   ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                   N/A          N/A         N/A         N/A          N/A
                                                      ----------   ----------  ----------  ----------   ----------

                                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                                          2018           2017           2016           2015           2014
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year................... $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                                      ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.26)          0.15           0.23          (0.09)          1.05
                                                      ----------     ----------     ----------     ----------     ----------
       Total from Investment Operations..............       0.22           0.58           0.50           0.35           1.36
                                                      ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains................................      (0.07)         (0.03)            --             --             --
                                                      ----------     ----------     ----------     ----------     ----------
       Total Distributions...........................      (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year......................... $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                                      ==========     ==========     ==========     ==========     ==========
Total Return.........................................       1.91%          5.82%          4.87%          3.44%         14.98%
                                                      ----------     ----------     ----------     ----------     ----------
Net Assets, End of Year (thousands).................. $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net Assets *............       0.24%(B)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.35%(B)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net Assets.       4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate..............................          3%             2%             2%             1%           N/A
                                                      ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                  0.13%          0.15%          0.16%          0.22%          0.26%
                                                      ----------     ----------     ----------     ----------     ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                             ----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                 2018         2017         2016         2015         2014
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     23.51   $     19.31  $     19.44  $     19.55  $     20.17
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.47          0.39         0.44         0.38         0.37
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (3.44)         4.72         0.29         0.22        (0.34)
                                                             -----------   -----------  -----------  -----------  -----------
       Total from Investment Operations.....................       (2.97)         5.11         0.73         0.60         0.03
                                                             -----------   -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.56)        (0.29)       (0.58)       (0.37)       (0.35)
   Net Realized Gains.......................................       (0.74)        (0.62)       (0.28)       (0.34)       (0.30)
                                                             -----------   -----------  -----------  -----------  -----------
       Total Distributions..................................       (1.30)        (0.91)       (0.86)       (0.71)       (0.65)
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     19.24   $     23.51  $     19.31  $     19.44  $     19.55
                                                             ===========   ===========  ===========  ===========  ===========
Total Return................................................      (13.37%)       27.49%        4.09%        3.31%        0.13%
                                                             -----------   -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $13,787,695   $16,162,471  $13,009,729  $12,577,575  $11,684,771
Ratio of Expenses to Average Net Assets.....................        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Net Investment Income to Average Net Assets........        2.10%         1.85%        2.38%        1.94%        1.78%
Portfolio Turnover Rate.....................................          23%           21%          19%          18%           8%
                                                             -----------   -----------  -----------  -----------  -----------

                                                                         INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    13.33   $    10.78  $    10.76  $    11.26   $    11.75
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.32         0.28        0.28        0.28         0.32
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (1.56)        2.57        0.05       (0.41)       (0.43)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (1.24)        2.85        0.33       (0.13)       (0.11)
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.30)       (0.28)      (0.27)      (0.27)       (0.30)
   Net Realized Gains.......................................      (0.05)       (0.02)      (0.04)      (0.10)       (0.08)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.35)       (0.30)      (0.31)      (0.37)       (0.38)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    11.74   $    13.33  $    10.78  $    10.76   $    11.26
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................      (9.52%)      26.83%       3.21%      (1.14%)      (1.05%)
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $2,441,217   $2,529,852  $1,856,474  $1,594,914   $1,305,553
Ratio of Expenses to Average Net Assets.....................       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Net Investment Income to Average Net Assets........       2.40%        2.36%       2.73%       2.50%        2.64%
Portfolio Turnover Rate.....................................         12%           5%          4%          8%           8%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              INTERNATIONAL HIGH RELATIVE
                               PROFITABILITY PORTFOLIO               WORLD EX U.S. VALUE PORTFOLIO
                              -------------------         --------------------------------------------------
                                              PERIOD
                                YEAR         MAY 16,        YEAR       YEAR      YEAR      YEAR       YEAR
                                ENDED       2017(A) TO      ENDED      ENDED     ENDED     ENDED      ENDED
                               OCT 31,       OCT 31,       OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                2018           2017         2018       2017      2016      2015       2014
                              --------    ----------      --------   --------  --------  --------   --------
Net Asset Value,
  Beginning of Period........ $  10.68     $ 10.00        $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                              --------     -------        --------   --------  --------  --------   --------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)..............     0.26        0.08            0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............    (1.01)       0.66           (1.48)      2.33      0.03     (1.18)     (0.50)
                              --------     -------        --------   --------  --------  --------   --------
       Total from
         Investment
         Operations..........    (0.75)       0.74           (1.14)      2.64      0.34     (0.88)     (0.08)
                              --------     -------        --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.....    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
       Total
         Distributions.......    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
Net Asset Value, End of
  Period..................... $   9.71     $ 10.68        $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                              ========     =======        ========   ========  ========  ========   ========
Total Return.................    (7.20%)      7.38%(C)       (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                              --------     -------        --------   --------  --------  --------   --------
Net Assets, End of
  Period (thousands)......... $266,868     $67,793        $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to
  Average Net Assets *.......     0.35%       0.31%(D)(E)     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor
  and Fees Paid
  Indirectly) *..............     0.35%       0.65%(D)(E)     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     2.41%       1.76%(D)(E)     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate......        9%          2%            N/A        N/A       N/A       N/A        N/A
                              --------     -------        --------   --------  --------  --------   --------
* The Ratio of Expenses
  to Average Net Assets
  is inclusive of
  acquired fund fees and
  expenses incurred by
  the Portfolio
  indirectly as a result
  of Portfolio's
  investment in
  Underlying Funds as
  follows:...................      N/A         N/A            0.24%      0.25%     0.26%     0.25%      0.23%
                              --------     -------        --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                  --------------------------------------------------
                                                                    YEAR       YEAR      YEAR      YEAR       YEAR
                                                                    ENDED      ENDED     ENDED     ENDED      ENDED
                                                                   OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                    2018       2017      2016      2015       2014
                                                                  --------   --------  --------  --------   --------
Net Asset Value, Beginning of Period............................. $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                                  --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................     0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)....    (2.29)      3.01      0.55     (0.58)     (0.22)
                                                                  --------   --------  --------  --------   --------
       Total from Investment Operations..........................    (1.98)      3.29      0.80     (0.35)      0.01
                                                                  --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................    (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains............................................    (0.26)        --        --     (0.03)     (0.15)
                                                                  --------   --------  --------  --------   --------
       Total Distributions.......................................    (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                                  --------   --------  --------  --------   --------
Net Asset Value, End of Period................................... $  12.52   $  15.06  $  12.04  $11.44 $      12.08
                                                                  ========   ========  ========  ========   ========
Total Return.....................................................   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                                  --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............................ $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *........................     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets.............     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate..........................................       24%        17%       28%        1%         0%
                                                                  --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................      N/A        N/A       N/A      0.45%      0.51%
                                                                  --------   --------  --------  --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                                    OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                     2018         2017        2016        2015        2014
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, Beginning of Period............................. $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                                  ----------   ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................       0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and Unrealized)....      (1.52)        2.21        0.08       (0.72)     (0.27)
                                                                  ----------   ----------  ----------  ----------   --------
       Total from Investment Operations..........................      (1.21)        2.48        0.34       (0.46)      0.01
                                                                  ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains............................................         --           --          --          --      (0.01)
                                                                  ----------   ----------  ----------  ----------   --------
       Total Distributions.......................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period................................... $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                                  ==========   ==========  ==========  ==========   ========
Total Return.....................................................     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                                  ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............................ $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *........................       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets.............       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate..........................................          4%           4%          1%          1%         0%
                                                                  ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................        N/A          N/A         N/A        0.03%      0.43%
                                                                  ----------   ----------  ----------  ----------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  WORLD CORE EQUITY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.64)      2.98      0.20     (0.35)     0.87
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.33)      3.27      0.47     (0.09)     1.04
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains.................................................    (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(B)..........................     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets..................     1.89%      1.95%     2.14%     1.95%     1.27%
                                                                       --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.27%      0.28%     0.31%     0.32%     0.31%
                                                                       --------   --------  --------  --------   -------

                                                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.66)      2.98      0.30     (0.34)      0.76
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (0.35)      3.27      0.56     (0.07)      1.03
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains.................................................    (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(B)..........................     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets..................     1.87%      1.90%     2.03%     1.93%      1.94%
                                                                       --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.29%      0.29%     0.32%     0.33%      0.34%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              EMERGING MARKETS PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.14)        5.43        1.95       (4.54)       (0.20)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.53)        5.92        2.40       (4.05)        0.36
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains.......................................         --           --          --          --        (0.16)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (B).................       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average Net Assets........       2.08%        1.88%       2.04%       1.97%        2.11%
                                                             ----------   ----------  ----------  ----------   ----------

                                                                         EMERGING MARKETS SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.22)        3.58        2.04       (2.53)        0.62
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.69)        4.07        2.49       (2.10)        1.05
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains.......................................      (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (B).................       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average Net Assets........       2.31%        2.32%       2.43%       2.16%        2.02%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR      YEAR     YEAR      YEAR      YEAR
                                                                         ENDED     ENDED    ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017     2016      2015      2014
                                                                       -------    -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 30.13    $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                                       -------    -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.63       0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.48)      5.60     2.75    (5.61)    (1.10)
                                                                       -------    -------  -------  -------   -------
       Total from Investment Operations...............................   (2.85)      5.91     3.21    (5.12)    (0.51)
                                                                       -------    -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains.................................................      --         --       --       --     (0.42)
                                                                       -------    -------  -------  -------   -------
       Total Distributions............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.97)
                                                                       -------    -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 26.64    $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                                       =======    =======  =======  =======   =======
Total Return..........................................................   (9.66%)    24.11%   14.98%  (18.49%)   (1.75%)
                                                                       -------    -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $25,150    $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (B)...........................    0.80%      0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly) (B)..............................    0.90%      0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets..................    2.07%      1.19%    2.08%    1.93%     2.09%
                                                                       -------    -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------------
                                                       YEAR         YEAR         YEAR          YEAR          YEAR
                                                       ENDED        ENDED        ENDED         ENDED         ENDED
                                                      OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                       2018         2017         2016          2015          2014
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year................ $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                                   -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)...............        0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (3.53)         5.40         2.77        (5.60)        (1.10)
                                                   -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations...........       (2.80)         6.01         3.28        (5.06)        (0.44)
                                                   -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains.............................          --            --           --           --         (0.42)
                                                   -----------   -----------  -----------  -----------   -----------
       Total Distributions........................       (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year...................... $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                                   ===========   ===========  ===========  ===========   ===========
Total Return......................................       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
Net Assets, End of Year (thousands)............... $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (B).......        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)
  (B).............................................        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.37%         2.23%        2.31%        2.12%         2.35%
                                                   -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             -----------------------------------------------------------------
                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                 2018         2017         2016          2015         2014
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......... $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....       (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................ $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========   ===========  ===========  ===========   ===========
Total Return................................      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......... $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees
  Paid Indirectly)..........................        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           4%            4%           3%           5%            2%
                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio invest in three Underlying Funds within the Fund each. As of October 31, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/18
------------                                       -----------------------                            -----------
U.S. Large Cap Value Portfolio                     The U.S. Large Cap Value Series                        86%
Japanese Small Company Portfolio                   The Japanese Small Company Series                      16%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  20%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 2%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                99%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      84%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  80%
                                                   The Canadian Small Company Series                      98%
Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --

                                                                                                       PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
                                                   The Canadian Small Company Series                           --
                                                   The Emerging Markets Small Cap Series                       --
                                                   The United Kingdom Small Company Series                     --
DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                        16%
                                                   DFA International Real Estate Securities Portfolio          47%
World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                     --
                                                   DFA International Small Cap Value Portfolio                 --
                                                   The DFA International Value Series                           1%
World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                                 2%
                                                   International Core Equity Portfolio                          1%
                                                   Emerging Markets Core Equity Portfolio                      --
Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                                 1%
                                                   International Core Equity Portfolio                         --
                                                   Emerging Markets Core Equity Portfolio                      --

* The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio.................................... 0.20%
U.S. Large Cap Equity Portfolio.......................................... 0.15%
U.S. Large Cap Value Portfolio........................................... 0.25%
U.S. Targeted Value Portfolio............................................ 0.35%
U.S. Small Cap Value Portfolio........................................... 0.50%
U.S. Core Equity 1 Portfolio............................................. 0.17%
U.S. Core Equity 2 Portfolio............................................. 0.20%
U.S. Vector Equity Portfolio............................................. 0.30%
U.S. Small Cap Portfolio................................................. 0.35%

U.S. Micro Cap Portfolio................................................. 0.50%
U.S. High Relative Profitability Portfolio............................... 0.20%
DFA Real Estate Securities Portfolio..................................... 0.17%
Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
International Small Company Portfolio.................................... 0.40%
Global Small Company Portfolio........................................... 0.45%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%
DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreements (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                          RECOVERY         FEES/EXPENSES      PREVIOUSLY WAIVED
                                                                       OF PREVIOUSLY     ASSUMED (RECOVERED     FEES/ EXPENSES
                                                   EXPENSE LIMITATION   WAIVED FEES/     PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                               AMOUNT       EXPENSES ASSUMED FEES/EXPENSES ASSUMED) TO FUTURE RECOVERY
--------------------------                         ------------------ ---------------- ---------------------- ------------------
Enhanced U.S. Large Company Portfolio (1).........        0.15%            $    1             $   287              $   445
U.S. Large Cap Equity Portfolio (1)...............        0.19%                --                  --                   --
U.S. Large Cap Value Portfolio (2)................        0.25%                --              25,540                   --
U.S. Targeted Value Portfolio (3).................        0.50%                --                  --                   --
U.S. Core Equity 1 Portfolio (1)..................        0.23%                --                  --                   --
U.S. Core Equity 2 Portfolio (1)..................        0.26%                --                  --                   --
U.S. Vector Equity Portfolio (1)..................        0.36%                --                  --                   --
U.S. High Relative Profitability Portfolio (4)....        0.25%                 6                  74                  130
DFA Real Estate Securities Portfolio (1)..........        0.18%                 3                 724                2,033
Large Cap International Portfolio (1).............        0.24%                40                 (40)                  --
International Core Equity Portfolio (1)...........        0.30%             1,096                (743)               1,849
International Small Company Portfolio (5).........        0.45%                --                  --                   --
Global Small Company Portfolio (4)................        0.49%                --                 104                  161
Japanese Small Company Portfolio (6)..............        0.47%                --                 682                   --
Asia Pacific Small Company Portfolio (6)..........        0.47%                --                 364                   --
United Kingdom Small Company Portfolio (6)........        0.47%                 2                  43                   21
Continental Small Company Portfolio (6)...........        0.47%                --                 722                   --
DFA International Real Estate Securities
  Portfolio (7)...................................        0.29%                --                  --                   --
DFA Global Real Estate Securities Portfolio (8)...        0.24%                 2               8,006               21,469
International Vector Equity Portfolio (1).........        0.60%                --                  --                   --
International High Relative Profitability
  Portfolio (4)...................................        0.35%                44                  10                   72
World ex U.S. Value Portfolio (9).................        0.60%                --                 543                   --
World ex U.S. Targeted Value Portfolio (10)               0.80%                --                  --                   --
World ex U.S. Core Equity Portfolio (11)..........        0.39%               922                (917)                   9
World Core Equity Portfolio (12)..................        0.35%               173               1,685                   --
Selectively Hedged Global Equity Portfolio (13)           0.40%                --               1,098                   --
Emerging Markets Portfolio (14)...................        0.49%                --               6,154                   --
Emerging Markets Small Cap Portfolio (2)..........        0.65%                --              14,930                   --
Emerging Markets Value Portfolio (2)..............        0.50%                --              19,054                   --

                                                                                     NET WAIVED
                                                                 RECOVERY           FEES/EXPENSES      PREVIOUSLY WAIVED
                                                               OF PREVIOUSLY     ASSUMED (RECOVERED      FEES/ EXPENSES
                                         EXPENSE LIMITATION    WAIVED FEES/       PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                     AMOUNT        EXPENSES ASSUMED  FEES/EXPENSES ASSUMED)  TO FUTURE RECOVERY
--------------------------               ------------------  ----------------- ----------------------  ------------------
Emerging Markets Core Equity Portfolio
  (1)...................................               0.54% $           1,257               $ (1,257)                 --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.62%                --                     --                  --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.77%                --                     --                  --
Emerging Markets Value Portfolio (16)...               0.96%                --                     29                  --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Large Cap International Portfolio...........................   $  391
International Core Equity Portfolio.........................    2,570
DFA International Real Estate Securities Portfolio..........      488
DFA International Small Cap Value Portfolio.................    1,844
International Vector Equity Portfolio.......................       97
International High Relative Profitability Portfolio.........       41
World ex U.S. Targeted Value Portfolio......................       27
World ex U.S. Core Equity Portfolio.........................      244
Emerging Markets Core Equity Portfolio......................    2,940

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio....................... $ 10
U.S. Large Cap Equity Portfolio.............................   11
U.S. Large Cap Value Portfolio..............................  502
U.S. Targeted Value Portfolio...............................  181
U.S. Small Cap Value Portfolio..............................  414
U.S. Core Equity 1 Portfolio................................  310
U.S. Core Equity 2 Portfolio................................  404
U.S. Vector Equity Portfolio................................  107
U.S. Small Cap Portfolio....................................  295
U.S. Micro Cap Portfolio....................................  192
U.S. High Relative Profitability Portfolio..................   --
DFA Real Estate Securities Portfolio........................  188
Large Cap International Portfolio...........................  108
International Core Equity Portfolio.........................  395
International Small Company Portfolio.......................  321
Global Small Company Portfolio..............................   --
Japanese Small Company Portfolio............................   14
Asia Pacific Small Company Portfolio........................    9
United Kingdom Small Company Portfolio......................    2
Continental Small Company Portfolio.........................    9

DFA International Real Estate Securities Portfolio.......... $ 87
DFA Global Real Estate Securities Portfolio.................   87
DFA International Small Cap Value Portfolio.................  446
International Vector Equity Portfolio.......................   38
International High Relative Profitability Portfolio.........   --
World ex U.S. Value Portfolio...............................    3
World ex U.S. Targeted Value Portfolio......................    4
World ex U.S. Core Equity Portfolio.........................   21
World Core Equity Portfolio.................................    4
Selectively Hedged Global Equity Portfolio..................    4
Emerging Markets Portfolio..................................  147
Emerging Markets Small Cap Portfolio........................  133
Emerging Markets Value Portfolio............................  578
Emerging Markets Core Equity Portfolio......................  410

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio....................... $136,212      $152,687     $  184,906    $  157,894
U.S. Large Cap Equity Portfolio.............................       --            --        289,717        94,707
U.S. Targeted Value Portfolio...............................       --            --      2,930,543     2,529,263
U.S. Small Cap Value Portfolio..............................       --            --      4,385,966     4,083,905
U.S. Core Equity 1 Portfolio................................       --            --      3,162,425       653,309
U.S. Core Equity 2 Portfolio................................       --            --      3,208,940     1,105,087
U.S. Vector Equity Portfolio................................       --            --        497,943       495,501
U.S. Small Cap Portfolio....................................       --            --      3,490,935     2,255,328
U.S. Micro Cap Portfolio....................................       --            --      1,598,450     1,264,070
U.S. High Relative Profitability Portfolio..................       --            --        612,349        29,122
DFA Real Estate Securities Portfolio........................       --            --        978,099       249,339
Large Cap International Portfolio...........................       --            --        757,415       398,948
International Core Equity Portfolio.........................       --            --      6,239,102     1,030,467
DFA International Real Estate Securities Portfolio..........       --            --        596,904       309,423
DFA Global Real Estate Securities Portfolio.................       --            --      1,207,928       233,056
DFA International Small Cap Value Portfolio.................       --            --      3,796,700     3,529,630
International Vector Equity Portfolio.......................       --            --        559,542       315,227
International High Relative Profitability Portfolio.........       --            --        242,166        15,917
World ex U.S. Targeted Value Portfolio......................       --            --        199,909       118,229
World ex U.S. Core Equity Portfolio.........................       --            --        903,936       139,772
Emerging Markets Core Equity Portfolio......................       --            --      4,054,095     1,003,846

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION     2018         2018      INCOME
                               ---------- ---------- ---------- ------------ ------------- ----------- ------------ --------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                         $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ========== ========== ==========    =====         ====      ==========    =======    =======


                               CAPITAL GAIN
                               DISTRIBUTIONS
                               -------------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==

                                                                                   CHANGE IN
                                                                    NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES  PROCEEDS FROM GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST       SALES       ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------- ------------- ------------ ------------- ---------------- ----------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ========== ===========  ===========     =====         ====         ==========        =======
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ========== ===========  ===========     =====         ====         ==========        =======
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ========== ===========  ===========     =====         ====         ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 8,909       --
                               -------       --
TOTAL                          $ 8,909       --
                               =======       ==
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $53,834       --
                               -------       --
TOTAL                          $53,834       --
                               =======       ==
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $16,526       --
                               -------       --
TOTAL                          $16,526       --
                               =======       ==
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $     1       --
                               -------       --
TOTAL                          $     1       --
                               =======       ==
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 6,658       --
                               -------       --
TOTAL                          $ 6,658       --
                               =======       ==
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 5,343       --
                               -------       --
TOTAL                          $ 5,343       --
                               =======       ==

                                                                                CHANGE IN
                                                                 NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------  ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ========== ==========  ==========   ========     =========      ==========        =======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio         $2,368,488 $  533,594  $  195,157   $(20,040)    $(102,522)     $2,584,363        532,858
DFA Real Estate Securities
  Portfolio                     1,583,375         (1)    187,541     33,773       (74,522)      1,355,084         39,692
The DFA Short Term Investment
  Fund                            107,840  1,723,001   1,741,769        (54)           17          89,035          7,695
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $4,059,703 $2,256,594  $2,124,467   $ 13,679     $(177,027)     $4,028,482        580,245
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ========== ==========  ==========   ========     =========      ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 38,119        --
                               --------    ------
TOTAL                          $ 38,119        --
                               ========    ======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    131    $  333
                               --------    ------
TOTAL                          $    131    $  333
                               ========    ======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  4,562        --
                               --------    ------
TOTAL                          $  4,562        --
                               ========    ======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio          104,259        --
DFA Real Estate Securities
  Portfolio                      73,791    $5,030
The DFA Short Term Investment
  Fund                            3,943        --
                               --------    ------
TOTAL                          $181,993    $5,030
                               ========    ======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 19,728        --
                               --------    ------
TOTAL                          $ 19,728        --
                               ========    ======

                                                                              CHANGE IN
                                                               NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- --------- ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                ========  ========   ========     =====        =======        ========          ======
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                          $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                ========  ========   ========     =====        =======        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,583        --
                                ------      ----
TOTAL                           $3,583        --
                                ======      ====
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                              --        --
                                ------      ----
TOTAL                               --        --
                                ======      ====
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $  595      $772
                                ------      ----
TOTAL                           $  595      $772
                                ======      ====
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $   96        --
                                ------      ----
TOTAL                           $   96        --
                                ======      ====
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,108        --
                                ------      ----
TOTAL                           $3,108        --
                                ======      ====

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ---------- ---------- ------------ ------------- ---------------- ----------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $  276,439 $  157,099 $   37,812    $1,090      $  7,323        $404,139          17,749
International Core Equity
  Portfolio                       203,505    109,399     26,324       925       (32,279)        255,226          20,176
Emerging Markets Core Equity
  Portfolio                        66,399     40,117      9,750       (63)      (14,931)         81,772           4,315
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  546,343 $  306,615 $   73,886    $1,952      $(39,887)       $741,137          42,240
                               ========== ========== ==========    ======      ========        ========          ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $  165,111 $   35,343 $   21,061    $  793      $  1,564        $181,750           8,553
International Core Equity
  Portfolio                       139,217     25,895     18,914       817       (16,519)        130,496          10,316
Emerging Markets Core Equity
  Portfolio                        73,349     14,439      9,591       436       (12,232)         66,401           3,504
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  377,677 $   75,677 $   49,566    $2,046      $(27,187)       $378,647          22,373
                               ========== ========== ==========    ======      ========        ========          ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ========== ========== ==========    ======      ========        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $ 5,605     $1,843
International Core Equity
  Portfolio                      6,655         --
Emerging Markets Core Equity
  Portfolio                      1,856         --
                               -------     ------
TOTAL                          $14,116     $1,843
                               =======     ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $ 2,581     $1,607
International Core Equity
  Portfolio                      3,549         --
Emerging Markets Core Equity
  Portfolio                      1,567         --
                               -------     ------
TOTAL                          $ 7,697     $1,607
                               =======     ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $22,089         --
                               -------     ------
TOTAL                          $22,089         --
                               =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                                             -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017........................................................    $  5,224     $    4,088       --     $    9,312
2018........................................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017........................................................      18,564             --       --         18,564
2018........................................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017........................................................     403,296        446,577       --        849,873
2018........................................................     514,712      1,084,643       --      1,599,355
U.S. Targeted Value Portfolio
2017........................................................     121,188        282,318       --        403,506
2018........................................................     150,659        435,624       --        586,283
U.S. Small Cap Value Portfolio
2017........................................................     113,837        533,287       --        647,124
2018........................................................     181,057        653,833       --        834,890
U.S. Core Equity 1 Portfolio
2017........................................................     310,434         71,615       --        382,049
2018........................................................     344,039        116,824       --        460,863
U.S. Core Equity 2 Portfolio
2017........................................................     322,547        122,469       --        445,016
2018........................................................     362,649        214,753       --        577,402
U.S. Vector Equity Portfolio
2017........................................................      55,976        101,959       --        157,935
2018........................................................      61,316        164,690       --        226,006
U.S. Small Cap Portfolio
2017........................................................     168,390        343,192       --        511,582
2018........................................................     220,415        608,203       --        828,618
U.S. Micro Cap Portfolio
2017........................................................      43,959        255,837       --        299,796
2018........................................................      68,087        260,436       --        328,523
U.S. High Relative Profitability Portfolio
2017........................................................         541             --       --            541
2018........................................................       5,717             --       --          5,717
DFA Real Estate Securities Portfolio
2017........................................................     193,286         90,576       --        283,862
2018........................................................     419,917         19,701       --        439,618
Large Cap International Portfolio
2017........................................................     111,606             --       --        111,606
2018........................................................        132,270            --     --        132,270
International Core Equity Portfolio.........................
2017........................................................     533,126             --       --        533,126
2018........................................................     711,406             --       --        711,406

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
International Small Company Portfolio
2017........................................................    $224,540      $251,076        --     $475,616
2018........................................................     335,310       375,728        --      711,038
Global Small Company Portfolio
2017........................................................          --            --        --           --
2018........................................................         269            81        --          350
Japanese Small Company Portfolio
2017........................................................       9,568            --        --        9,568
2018........................................................      15,937            --        --       15,937
Asia Pacific Small Company Portfolio
2017........................................................       8,894            --        --        8,894
2018........................................................      13,370            --        --       13,370
United Kingdom Small Company Portfolio
2017........................................................       1,322         1,684        --        3,006
2018........................................................       1,616         2,308        --        3,924
Continental Small Company Portfolio
2017........................................................       7,715            --        --        7,715
2018........................................................      15,452         4,962        --       20,414
DFA International Real Estate Securities Portfolio
2017........................................................     326,892            --        --      326,892
2018........................................................     241,977            --        --      241,977
DFA Global Real Estate Securities Portfolio
2017........................................................     224,755        18,247        --      243,002
2018........................................................     212,543        42,954        --      255,497
DFA International Small Cap Value Portfolio
2017........................................................     199,261       410,189        --      609,450
2018........................................................     418,957       477,828        --      896,785
International Vector Equity Portfolio
2017........................................................      50,390         4,041        --       54,431
2018........................................................      59,115        10,130        --       69,245
International High Relative Profitability Portfolio
2017........................................................         299            --        --          299
2018........................................................       3,960            --        --        3,960
World ex U.S. Value Portfolio
2017........................................................       4,532            --        --        4,532
2018........................................................       8,118            --        --        8,118
World ex U.S. Targeted Value Portfolio
2017........................................................       7,684            --        --        7,684
2018........................................................      10,452         8,307        --       18,759
World ex U.S. Core Equity Portfolio
2017........................................................      52,690            --        --       52,690
2018........................................................      75,944            --        --       75,944
World Core Equity Portfolio
2017........................................................       9,033         1,231        --       10,264
2018........................................................      13,426         1,076        --       14,502

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
Selectively Hedged Global Equity Portfolio
2017........................................................    $  6,737      $  2,369        --     $  9,106
2018........................................................       8,085         3,086        --       11,171
Emerging Markets Portfolio
2017........................................................     107,522            --        --      107,522
2018........................................................     115,293            --        --      115,293
Emerging Markets Small Cap Portfolio
2017........................................................     157,661       117,099        --      274,760
2018........................................................     194,789       145,194        --      339,983
Emerging Markets Value Portfolio
2017........................................................     340,613            --        --      340,613
2018........................................................     439,431            --        --      439,431
Emerging Markets Core Equity Portfolio
2017........................................................     449,166            --        --      449,166
2018........................................................     593,704            --        --      593,704

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
Enhanced U.S. Large Company Portfolio.......................    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio.............................        (357)           --        (357)
U.S. Large Cap Value Portfolio..............................          --            --          --
U.S. Targeted Value Portfolio...............................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio..............................     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio................................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio................................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio................................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio....................................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio....................................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio..................        (193)           --        (193)
DFA Real Estate Securities Portfolio........................      (9,851)           --      (9,851)
Large Cap International Portfolio...........................      (4,292)           --      (4,292)
International Core Equity Portfolio.........................     (23,119)           --     (23,119)
International Small Company Portfolio.......................          --            --          --
Global Small Company Portfolio..............................          --            --          --
Japanese Small Company Portfolio............................      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio........................          --            --          --
United Kingdom Small Company Portfolio......................         (77)           --         (77)
Continental Small Company Portfolio.........................        (928)           --        (928)
DFA International Real Estate Securities Portfolio..........     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio.................      (7,079)           --      (7,079)

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA International Small Cap Value Portfolio.................    $(19,215)     $(28,149)   (47,364)
International Vector Equity Portfolio.......................      (6,163)       (2,933)    (9,096)
International High Relative Profitability Portfolio.........        (103)           --       (103)
World ex U.S. Value Portfolio...............................          --            --         --
World ex U.S. Targeted Value Portfolio......................      (1,061)       (2,176)    (3,237)
World ex U.S. Core Equity Portfolio.........................      (7,411)           --     (7,411)
World Core Equity Portfolio.................................        (493)           --       (493)
Selectively Hedged Global Equity Portfolio..................      (1,272)           --     (1,272)
Emerging Markets Portfolio..................................     (10,684)           --    (10,684)
Emerging Markets Small Cap Portfolio........................     (16,030)       (7,390)   (23,420)
Emerging Markets Value Portfolio............................     (33,795)           --    (33,795)
Emerging Markets Core Equity Portfolio......................     (32,445)           --    (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                  UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS    APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS  (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
Enhanced U.S. Large Company Portfolio                           $  8,086     $    8,489            --     $         (5,049)
U.S. Large Cap Equity Portfolio.............................       2,608             --     $  (7,319)       308,854
U.S. Large Cap Value Portfolio..............................          --      1,212,987            --      6,083,694
U.S. Targeted Value Portfolio...............................      25,174        393,217            --      1,450,990
U.S. Small Cap Value Portfolio..............................      16,454        770,011            --      3,126,951
U.S. Core Equity 1 Portfolio................................      36,643        148,728            --      7,560,850
U.S. Core Equity 2 Portfolio................................      45,900        263,318            --      8,153,732
U.S. Vector Equity Portfolio................................       4,317        105,122            --      1,464,498
U.S. Small Cap Portfolio....................................      36,923        555,631            --      3,704,534
U.S. Micro Cap Portfolio....................................          --        254,466            --      2,157,150
U.S. High Relative Profitability Portfolio..................         745             --        (2,369)         9,555
DFA Real Estate Securities Portfolio........................      23,070             --       (42,891)     2,012,218
Large Cap International Portfolio...........................      19,811             --       (12,549)       326,092
International Core Equity Portfolio.........................     165,491             --      (252,331)     1,179,546
International Small Company Portfolio.......................     195,298        517,618            --        534,015
Global Small Company Portfolio..............................         197             --          (279)        (2,130)
Japanese Small Company Portfolio............................       6,173         31,506            --         55,739
Asia Pacific Small Company Portfolio........................       9,543             --       (17,952)       (30,197)
United Kingdom Small Company Portfolio......................         137          1,437            --          2,995
Continental Small Company Portfolio.........................       1,001         19,389            --         (6,556)
DFA International Real Estate Securities Portfolio..........     258,919             --      (255,224)      (552,655)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
Enhanced U.S. Large Company Portfolio                         $   11,526
U.S. Large Cap Equity Portfolio.............................     304,143
U.S. Large Cap Value Portfolio..............................   7,296,681
U.S. Targeted Value Portfolio...............................   1,869,381
U.S. Small Cap Value Portfolio..............................   3,913,416
U.S. Core Equity 1 Portfolio................................   7,746,221
U.S. Core Equity 2 Portfolio................................   8,462,950
U.S. Vector Equity Portfolio................................   1,573,937
U.S. Small Cap Portfolio....................................   4,297,088
U.S. Micro Cap Portfolio....................................   2,411,616
U.S. High Relative Profitability Portfolio..................       7,931
DFA Real Estate Securities Portfolio........................   1,992,397
Large Cap International Portfolio...........................     333,354
International Core Equity Portfolio.........................   1,092,706
International Small Company Portfolio.......................   1,246,931
Global Small Company Portfolio..............................      (2,212)
Japanese Small Company Portfolio............................      93,418
Asia Pacific Small Company Portfolio........................     (38,606)
United Kingdom Small Company Portfolio......................       4,569
Continental Small Company Portfolio.........................      13,834
DFA International Real Estate Securities Portfolio..........    (548,960)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Global Real Estate Securities Portfolio.................    $156,841            --     $    (2,159)   $  498,248
DFA International Small Cap Value Portfolio.................      78,546      $428,575              --       634,402
International Vector Equity Portfolio.......................      20,059        72,076              --       137,286
International High Relative Profitability Portfolio                  525            --          (1,545)      (23,727)
World ex U.S. Value Portfolio...............................       1,245         5,004              --         3,800
World ex U.S. Targeted Value Portfolio......................         756        11,822              --       (19,140)
World ex U.S. Core Equity Portfolio.........................      22,035        15,897              --       (55,982)
World Core Equity Portfolio.................................         620         4,776              --        46,620
Selectively Hedged Global Equity Portfolio                         9,794         4,519              --        47,990
Emerging Markets Portfolio..................................      24,407            --        (156,404)    1,223,071
Emerging Markets Small Cap Portfolio........................      64,108       173,891              --      (553,887)
Emerging Markets Value Portfolio............................     168,442            --      (1,087,131)       72,401
Emerging Markets Core Equity Portfolio......................     130,314            --        (798,349)      617,399

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Global Real Estate Securities Portfolio.................  $  652,930
DFA International Small Cap Value Portfolio.................   1,141,523
International Vector Equity Portfolio.......................     229,421
International High Relative Profitability Portfolio              (24,747)
World ex U.S. Value Portfolio...............................      10,049
World ex U.S. Targeted Value Portfolio......................      (6,562)
World ex U.S. Core Equity Portfolio.........................     (18,050)
World Core Equity Portfolio.................................      52,016
Selectively Hedged Global Equity Portfolio                        62,303
Emerging Markets Portfolio..................................   1,091,074
Emerging Markets Small Cap Portfolio........................    (315,888)
Emerging Markets Value Portfolio............................    (846,288)
Emerging Markets Core Equity Portfolio......................     (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                              2019   UNLIMITED  TOTAL
                                                             ------- --------- --------
Enhanced U.S. Large Company Portfolio.......................      --       --        --
U.S. Large Cap Equity Portfolio.............................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio..............................      --       --        --
U.S. Targeted Value Portfolio...............................      --       --        --
U.S. Small Cap Value Portfolio..............................      --       --        --
U.S. Core Equity 1 Portfolio................................      --       --        --
U.S. Core Equity 2 Portfolio................................      --       --        --
U.S. Vector Equity Portfolio................................      --       --        --
U.S. Small Cap Portfolio....................................      --       --        --
U.S. Micro Cap Portfolio....................................      --       --        --
U.S. High Relative Profitability Portfolio..................      --    2,369     2,369
DFA Real Estate Securities Portfolio........................      --   42,891    42,891
Large Cap International Portfolio........................... $12,549       --    12,549
International Core Equity Portfolio.........................      --  252,331   252,331
International Small Company Portfolio.......................      --       --        --
Global Small Company Portfolio..............................      --      279       279
Japanese Small Company Portfolio............................      --       --        --

                                                              2019   UNLIMITED    TOTAL
                                                             ------- ---------- ----------
Asia Pacific Small Company Portfolio........................      -- $   17,952 $   17,952
United Kingdom Small Company Portfolio......................      --         --         --
Continental Small Company Portfolio.........................      --         --         --
DFA International Real Estate Securities Portfolio.......... $69,466    185,757    255,223
DFA Global Real Estate Securities Portfolio.................      --      2,159      2,159
DFA International Small Cap Value Portfolio.................      --         --         --
International Vector Equity Portfolio.......................      --         --         --
International High Relative Profitability Portfolio.........      --      1,545      1,545
World ex U.S. Value Portfolio...............................      --         --         --
World ex U.S. Targeted Value Portfolio......................      --         --         --
World ex U.S. Core Equity Portfolio.........................      --         --         --
World Core Equity Portfolio.................................      --         --         --
Selectively Hedged Global Equity Portfolio..................      --         --         --
Emerging Markets Portfolio..................................      --    156,404    156,404
Emerging Markets Small Cap Portfolio........................      --         --         --
Emerging Markets Value Portfolio............................      --  1,087,131  1,087,131
Emerging Markets Core Equity Portfolio......................      --    798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio............................. $  3,268
Large Cap International Portfolio...........................    6,881
International Core Equity Portfolio.........................   52,488
Japanese Small Company Portfolio............................    3,708
World ex U.S. Value Portfolio...............................      226
World ex U.S. Core Equity Portfolio.........................    5,321
Emerging Markets Portfolio..................................   65,596
Emerging Markets Value Portfolio............................  251,589
Emerging Markets Core Equity Portfolio......................   35,229

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....................... $   305,856  $   19,517    $ (24,565)     $   (5,048)
U.S. Large Cap Equity Portfolio.............................   1,186,942     352,493      (43,639)        308,854
U.S. Large Cap Value Portfolio..............................  19,186,933   6,083,694           --       6,083,694
U.S. Targeted Value Portfolio...............................  10,371,030   2,071,844     (620,924)      1,450,920
U.S. Small Cap Value Portfolio..............................  13,248,690   3,787,544     (660,700)      3,126,844
U.S. Core Equity 1 Portfolio................................  17,550,414   8,356,041     (795,191)      7,560,850
U.S. Core Equity 2 Portfolio................................  20,280,915   9,111,863     (958,278)      8,153,585
U.S. Vector Equity Portfolio................................   3,548,855   1,683,569     (219,071)      1,464,498
U.S. Small Cap Portfolio....................................  16,188,603   4,668,231     (963,814)      3,704,417

                                                                                                                 NET
                                                                                                              UNREALIZED
                                                              FEDERAL     UNREALIZED       UNREALIZED        APPRECIATION
                                                              TAX COST   APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                                             ----------- ------------ --------------        --------------
U.S. Micro Cap Portfolio.................................... $ 5,229,355  $2,371,511   $          (214,361)   $2,157,150
U.S. High Relative Profitability Portfolio..................     722,663      44,887       (35,332)                9,555
DFA Real Estate Securities Portfolio........................   6,904,967   2,312,333      (300,115)            2,012,218
Large Cap International Portfolio...........................   4,398,057     760,745      (434,322)              326,423
International Core Equity Portfolio.........................  27,305,197   4,193,627    (3,014,081)            1,179,546
International Small Company Portfolio.......................  12,016,014     637,481      (103,466)              534,015
Global Small Company Portfolio..............................      33,487           2        (2,132)               (2,130)
Japanese Small Company Portfolio............................     567,281      55,739            --                55,739
Asia Pacific Small Company Portfolio........................     376,691          --       (30,197)              (30,197)
United Kingdom Small Company Portfolio......................      33,366       2,995            --                 2,995
Continental Small Company Portfolio.........................     653,039         305        (6,861)               (6,556)
DFA International Real Estate Securities Portfolio..........   6,133,239     522,660    (1,074,858)             (552,198)
DFA Global Real Estate Securities Portfolio.................   7,066,296     774,873      (276,625)              498,248
DFA International Small Cap Value Portfolio.................  13,951,633   2,103,939    (1,565,296)              538,643
International Vector Equity Portfolio.......................   2,456,946     446,102      (306,983)              139,119
International High Relative Profitability Portfolio.........     301,188       5,335       (29,054)              (23,719)
World ex U.S. Value Portfolio...............................     235,376       3,800            --                 3,800
World ex U.S. Targeted Value Portfolio......................     485,780      41,167       (60,307)              (19,140)
World ex U.S. Core Equity Portfolio.........................   3,295,652     347,364      (403,347)              (55,983)
World Core Equity Portfolio.................................     695,039      49,801        (3,182)               46,619
Selectively Hedged Global Equity Portfolio..................     330,655      48,058           (68)               47,990
Emerging Markets Portfolio..................................   4,183,626   1,243,158       (20,088)            1,223,070
Emerging Markets Small Cap Portfolio........................   6,373,665       9,400      (563,287)             (553,887)
Emerging Markets Value Portfolio............................  16,409,939      72,401            --                72,401
Emerging Markets Core Equity Portfolio......................  25,408,327   4,879,051    (4,261,609)              617,442

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued............................................ $    21,616       851  $    24,436     1,012
   Shares Issued in Lieu of Cash Distributions..............       2,923       119        1,891        78
   Shares Redeemed..........................................     (28,235)   (1,114)     (13,915)     (583)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares.................. $    (3,696)     (144) $    12,412       507
                                                             ===========  ========  ===========  ========
Class R2 Shares
   Shares Issued............................................ $    38,144     1,523  $    59,748     2,511
   Shares Issued in Lieu of Cash Distributions..............       7,940       325        7,083       293
   Shares Redeemed..........................................     (85,609)   (3,475)     (83,900)   (3,530)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $   (39,525)   (1,627) $   (17,069)     (726)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,152,781    85,162  $ 2,997,263   124,486
   Shares Issued in Lieu of Cash Distributions..............     541,597    21,998      364,240    15,012
   Shares Redeemed..........................................  (2,187,982)  (86,229)  (2,200,921)  (91,872)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $   506,396    20,931  $ 1,160,582    47,626
                                                             ===========  ========  ===========  ========

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     6,653       219  $    21,637       832
   Shares Issued in Lieu of Cash Distributions..............         632        21          847        33
   Shares Redeemed..........................................     (10,333)     (332)    (100,936)   (3,793)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $    (3,048)      (92) $   (78,452)   (2,928)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,703,084    87,936  $ 2,437,845    90,088
   Shares Issued in Lieu of Cash Distributions..............     416,344    14,012      321,969    11,684
   Shares Redeemed..........................................  (3,948,131) (128,474)  (3,240,359) (118,738)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $  (828,703)  (26,526) $  (480,545)  (16,966)
                                                             ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY
                                                             CONTRACTS FUTURES
                                                             --------- --------
Enhanced U.S. Large Company Portfolio....................... $ 56,927  $344,498
U.S. Targeted Value Portfolio...............................       --    87,237
U.S. Small Cap Value Portfolio..............................       --   145,287
U.S. Core Equity 1 Portfolio................................       --   179,419
U.S. Core Equity 2 Portfolio................................       --   197,599
U.S. Vector Equity Portfolio................................       --    37,012
U.S. Small Cap Portfolio....................................       --   128,054
U.S. Micro Cap Portfolio....................................       --    61,080
DFA Real Estate Securities Portfolio........................       --    66,916
Large Cap International Portfolio...........................       --    39,202
International Core Equity Portfolio.........................       --   193,596
International Small Company Portfolio.......................       --   112,778
DFA International Real Estate Securities Portfolio..........       --    41,065
DFA International Small Cap Value Portfolio.................       --   155,843
International Vector Equity Portfolio.......................       --       616
International High Relative Profitability Portfolio.........       --        41
World ex U.S. Core Equity Portfolio.........................       --       891
Selectively Hedged Global Equity Portfolio..................  170,163    24,740
Emerging Markets Core Equity Portfolio......................       --   226,431

   The following is a summary of Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $    448        $  448              --
U.S. Vector Equity Portfolio................................          631            --        $    631
U.S. Small Cap Portfolio....................................           17            --              17
Selectively Hedged Global Equity Portfolio..................        1,613         1,613              --

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $(19,534)           --        $(19,534)
U.S. Targeted Value Portfolio...............................       (2,119)           --          (2,119)
U.S. Small Cap Value Portfolio..............................       (2,487)           --          (2,487)
U.S. Core Equity 1 Portfolio................................       (5,347)           --          (5,347)
U.S. Core Equity 2 Portfolio................................       (9,018)           --          (9,018)

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
U.S. Micro Cap Portfolio....................................     $(2,714)           --         $(2,714)
DFA Real Estate Securities Portfolio........................        (467)           --            (467)
Large Cap International Portfolio...........................      (2,524)           --          (2,524)
International Core Equity Portfolio.........................      (8,629)           --          (8,629)
International Small Company Portfolio.......................      (6,581)           --          (6,581)
DFA International Real Estate Securities Portfolio..........        (980)           --            (980)
DFA International Small Cap Value Portfolio.................      (1,681)           --          (1,681)
Selectively Hedged Global Equity Portfolio..................      (1,634)         $(11)         (1,623)
Emerging Markets Core Equity Portfolio......................      (8,276)           --          (8,276)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                    ---------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                     TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                    -------  ------------- ------------
Enhanced U.S. Large Company Portfolio.............. $54,392     $2,456       $51,936
U.S. Large Cap Equity Portfolio....................      21         --            21*
U.S. Targeted Value Portfolio......................  10,338         --        10,338
U.S. Small Cap Value Portfolio.....................   8,130         --         8,130
U.S. Core Equity 1 Portfolio.......................  22,597         --        22,597
U.S. Core Equity 2 Portfolio.......................  26,827         --        26,827
U.S. Vector Equity Portfolio.......................   1,014         --         1,014
U.S. Small Cap Portfolio...........................  14,477         --        14,477
U.S. Micro Cap Portfolio...........................   7,709         --         7,709
U.S. High Relative Profitability Portfolio.........      59         --            59*
DFA Real Estate Securities Portfolio...............   8,922         --         8,922
Large Cap International Portfolio..................   5,207         --         5,207
International Core Equity Portfolio................  42,294         --        42,294
International Small Company Portfolio..............  17,382         --        17,382
Global Small Company Portfolio.....................      15         --            15*
DFA International Real Estate Securities Portfolio.   6,053         --         6,053
DFA International Small Cap Value Portfolio........  19,832         --        19,832
International Vector Equity Portfolio..............     (84)        --           (84)*

                                                                    REALIZED GAIN (LOSS) ON
                                                                          DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                             --------  ------------- -------------
International High Relative Profitability Portfolio......... $    167         --       $    167*
World ex U.S. Targeted Value Portfolio......................       22         --             22*
World ex U.S. Core Equity Portfolio.........................    1,743         --          1,743*
World Core Equity Portfolio.................................      145         --            145*
Selectively Hedged Global Equity Portfolio..................    8,748     $4,871          3,877
Emerging Markets Core Equity Portfolio......................   23,201         --         23,201

                                                               CHANGE IN UNREALIZED APPRECIATION
                                                                 (DEPRECIATION) ON DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                             --------  ------------- -------------
Enhanced U.S. Large Company Portfolio....................... $(34,524)    $ (448)      $(34,076)
U.S. Targeted Value Portfolio...............................   (3,019)        --         (3,019)
U.S. Small Cap Value Portfolio..............................   (7,825)        --         (7,825)
U.S. Core Equity 1 Portfolio................................  (12,157)        --        (12,157)
U.S. Core Equity 2 Portfolio................................  (16,600)        --        (16,600)
U.S. Vector Equity Portfolio................................      631         --            631
U.S. Small Cap Portfolio....................................   (5,817)        --         (5,817)
U.S. Micro Cap Portfolio....................................   (3,647)        --         (3,647)
DFA Real Estate Securities Portfolio........................   (2,811)        --         (2,811)
Large Cap International Portfolio...........................   (3,535)        --         (3,535)
International Core Equity Portfolio.........................  (17,544)        --        (17,544)
International Small Company Portfolio.......................   (9,491)        --         (9,491)
DFA International Real Estate Securities Portfolio..........   (1,430)        --         (1,430)
DFA International Small Cap Value Portfolio.................   (7,629)        --         (7,629)
Selectively Hedged Global Equity Portfolio..................   (2,450)       178         (2,628)
Emerging Markets Core Equity Portfolio......................  (14,163)        --        (14,163)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2018 (amounts in thousands):

                                                                            GROSS AMOUNTS NOT
                                                                              OFFSET IN THE
                                                                           STATEMENTS OF ASSETS
                                                                             AND LIABILITIES
                                                                          ----------------------
                                                                  NET
                                                                AMOUNTS
                                                                  OF
                                                                ASSETS
                                                               PRESENTED
                                                     GROSS      IN THE                                     GROSS
                                                   AMOUNTS OF STATEMENTS                                AMOUNTS OF
                                                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                                        ---------- ----------- ----------- ---------- ------ -----------
                                                                          ASSETS
                                                   ---------------------------------------------------- -----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................   $   65     $   65         --         --     $   65      --
Royal Bank of Scotland............................      383        383         --         --        383      --
                                                     ------     ------        ---         --     ------     ---
Total.............................................   $  448     $  448         --         --     $  448      --
                                                     ======     ======        ===         ==     ======     ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................   $1,097     $1,097         --         --     $1,097      --
JP Morgan.........................................       11         11         --         --         11      --
Citibank, N.A.....................................      504        504        $(9)        --        495     $ 9
Barclays Capital..................................       --         --         --         --         --      --
Bank of America Corp..............................       --         --         --         --         --       1
                                                     ------     ------        ---         --     ------     ---
Total                                                $1,612     $1,612        $(9)        --     $1,603     $10
                                                     ======     ======        ===         ==     ======     ===

                                                                 GROSS AMOUNTS NOT
                                                                   OFFSET IN THE
                                                               STATEMENTS OF ASSETS AND
                                                                    LIABILITIES
                                                               ------------------------
                                                       NET
                                                     AMOUNTS
                                                       OF
                                                   LIABILITIES
                                                    PRESENTED
                                                     IN THE
                                                   STATEMENTS
                                                    OF ASSETS   FINANCIAL      CASH      NET
                                                       AND     INSTRUMENTS  COLLATERAL  AMOUNT
DESCRIPTION                                        LIABILITIES     (D)       PLEDGED     (E)
-----------                                        ----------- -----------  ----------  ------
                                                             LIABILITIES
                                                   --------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................      --          --          --        --
Royal Bank of Scotland............................      --          --          --        --
                                                       ---         ---          --       ---
Total.............................................      --          --          --        --
                                                       ===         ===          ==       ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................      --          --          --        --
JP Morgan.........................................      --          --          --        --
Citibank, N.A.....................................     $ 9         $(9)         --        --
Barclays Capital..................................      --          --          --        --
Bank of America Corp..............................       1          --          --       $ 1
                                                       ---         ---          --       ---
Total                                                  $10         $(9)         --       $ 1
                                                       ===         ===          ==       ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                                      MAXIMUM
                                                             WEIGHTED WEIGHTED                         AMOUNT
                                                             AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED
                                                             INTEREST   LOAN       DAYS     EXPENSE  DURING THE
                                                               RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD
                                                             -------- -------- ------------ -------- ----------
U.S. Large Cap Equity Portfolio.............................   2.56%  $ 2,112       34        $ 5     $ 13,401
U.S. Vector Equity Portfolio................................   1.91%    4,459        3          1        4,459
U.S. High Relative Profitability Portfolio..................   2.16%    2,653        4          1        2,990
DFA Real Estate Securities Portfolio........................   2.93%   22,268        5          9       32,123
Global Small Company Portfolio..............................   2.58%      372       12         --        1,375
DFA International Real Estate Securities Portfolio..........   2.26%   70,655        8         34      150,457
DFA Global Real Estate Securities Portfolio.................   2.40%    4,445        7          2       20,732
DFA International Small Cap Value Portfolio.................   2.93%    1,940        1         --        1,940
International Vector Equity Portfolio.......................   2.63%    2,088       12          2        5,921
International High Relative Profitability Portfolio.........   2.45%      841        7         --        2,217
World ex U.S. Value Portfolio...............................   2.55%      119       34         --          511
World ex U.S. Targeted Value Portfolio......................   2.60%    1,265       31          3        4,010
World ex U.S. Core Equity Portfolio.........................   2.24%    6,148        3          1       16,115
World Core Equity Portfolio.................................   2.42%    3,940       24          6       15,818

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   As of October 31, 2018, the World ex U.S. Value Portfolio and the World ex U.S. Targeted Value Portfolio had loans outstanding in the amount of $15 and $126 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES   SALES    REALIZED GAIN (LOSS)
---------                                                    --------- ---------- --------------------
U.S. Large Cap Equity Portfolio............................. $ 48,771  $   40,739      $  (4,042)
U.S. Targeted Value Portfolio...............................  626,493     685,844       (256,078)
U.S. Small Cap Value Portfolio..............................  388,564   1,383,508       (326,738)
U.S. Core Equity 1 Portfolio................................  441,482     255,472        (36,580)
U.S. Core Equity 2 Portfolio................................  357,897     363,198        (11,291)
U.S. Vector Equity Portfolio................................   88,159     108,605         (4,082)
U.S. Small Cap Portfolio....................................  811,298     400,954       (335,214)
U.S. Micro Cap Portfolio....................................  452,942     529,005       (182,122)
U.S. High Relative Profitability Portfolio..................   15,384       6,563         (1,147)
DFA Real Estate Securities Portfolio........................   14,626       1,750           (332)
Large Cap International Portfolio...........................   98,711      49,266          6,395
International Core Equity Portfolio.........................  528,096      72,344         (8,353)
DFA Global Real Estate Securities Portfolio.................    4,089          --             --
DFA International Small Cap Value Portfolio.................  152,991     762,020       (220,686)
International Vector Equity Portfolio.......................   53,484      28,545          4,572
International High Relative Profitability Portfolio.........   12,415       1,782           (250)
World ex U.S. Targeted Value Portfolio......................    7,205       9,820          1,653
World ex U.S. Core Equity Portfolio.........................   33,872       9,454            871
Emerging Markets Core Equity Portfolio......................    7,936      11,021            805

K. SECURITIES LENDING:

   As of October 31, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
U.S. Large Cap Equity Portfolio............................. $   12,601
U.S. Targeted Value Portfolio...............................  1,079,152
U.S. Small Cap Value Portfolio..............................  1,275,203
U.S. Core Equity 1 Portfolio................................  1,166,646
U.S. Core Equity 2 Portfolio................................  1,314,937
U.S. Vector Equity Portfolio................................    322,110
U.S. Small Cap Portfolio....................................  1,823,247
U.S. Micro Cap Portfolio....................................    559,099

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. High Relative Profitability Portfolio.................. $  6,812
DFA Real Estate Securities Portfolio........................  152,632
Large Cap International Portfolio...........................   18,367
International Core Equity Portfolio.........................  465,129
DFA International Real Estate Securities Portfolio..........   65,971
DFA International Small Cap Value Portfolio.................  330,109
International Vector Equity Portfolio.......................   49,171
International High Relative Profitability Portfolio.........    1,705
World ex U.S. Targeted Value Portfolio......................    4,921
World ex U.S. Core Equity Portfolio.........................   65,262
Emerging Markets Core Equity Portfolio......................  949,057

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                                AS OF OCTOBER 31, 2018
-                                                            ------------------------------------------------------------
                                                             OVERNIGHT AND             BETWEEN
                                                              CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                                             -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
   Bonds.................................................... $    2,270,404    --         --         --    $    2,270,404
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks............................................     40,426,010    --         --         --        40,426,010
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................  1,345,682,235    --         --         --     1,345,682,235
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks............................................  1,667,170,818    --         --         --     1,667,170,818
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks............................................  1,470,055,290    --         --         --     1,470,055,290
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks............................................  1,747,162,103    --         --         --     1,747,162,103
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks............................................    376,159,512    --         --         --       376,159,512
U.S. SMALL CAP PORTFOLIO
   Common Stocks............................................  2,515,621,684    --         --         --     2,515,621,684
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........    958,074,112    --         --         --       958,074,112
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks............................................      9,439,931    --         --         --         9,439,931
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    359,453,327    --         --         --       359,453,327
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks............................................    206,349,572    --         --         --       206,349,572
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  1,604,446,132    --         --         --     1,604,446,132
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    214,316,850    --         --         --       214,316,850
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................     89,034,975    --         --         --        89,034,975
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................    948,096,417    --         --         --       948,096,417
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................    166,426,178    --         --         --       166,426,178

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
   Common Stocks............................................ $ 12,684,774     --         --         --    $ 12,684,774
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks............................................    4,658,921     --         --         --       4,658,921
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  130,312,392     --         --         --     130,312,392
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks............................................  733,702,839     --         --         --     733,702,839

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2018, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

U.S. Targeted Value Portfolio............................... 16,160
DFA Real Estate Securities Portfolio........................ 80,654

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                               DISTRIBUTIONS FROM:
-                                                                  ------------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS      TOTAL
                                                                   ---------- ---------- ---------  ---------
Enhanced U.S. Large Company Portfolio - Institutional Class....... $  (2,502)  $ (2,722) $  (4,088) $  (9,312)
U.S. Large Cap Equity Portfolio - Institutional Class.............   (18,564)        --         --    (18,564)
U.S. Large Cap Value Portfolio - Institutional Class..............  (403,733)        --   (446,140)  (849,873)
U.S. Targeted Value Portfolio - Class R1..........................      (506)       (75)    (1,310)    (1,891)
U.S. Targeted Value Portfolio - Class R2..........................    (1,483)      (304)    (5,296)    (7,083)
U.S. Targeted Value Portfolio - Institutional Class...............  (103,014)   (15,806)  (275,712)  (394,532)
U.S. Small Cap Value Portfolio - Institutional Class..............  (113,837)        --   (533,287)  (647,124)
U.S. Core Equity 1 Portfolio - Institutional Class................  (310,434)        --    (71,615)  (382,049)
U.S. Core Equity 2 Portfolio - Institutional Class................  (322,547)        --   (122,469)  (445,016)
U.S. Vector Equity Portfolio - Institutional Class................   (55,773)      (202)  (101,959)  (157,934)
U.S. Small Cap Portfolio - Institutional Class....................  (155,568)   (12,822)  (343,192)  (511,582)
U.S. Micro Cap Portfolio - Institutional Class....................   (43,959)        --   (255,837)  (299,796)
U.S. High Relative Profitability Portfolio - Institutional Class..      (541)        --         --       (541)
DFA Real Estate Securities Portfolio - Institutional Class........  (217,478)        --    (66,384)  (283,862)
Large Cap International Portfolio - Institutional Class...........  (111,606)        --         --   (111,606)
International Core Equity Portfolio - Institutional Class.........  (533,126)        --         --   (533,126)
International Small Company Portfolio - Institutional Class.......  (205,687)   (18,854)  (251,076)  (475,617)
Japanese Small Company Portfolio - Institutional Class............    (9,568)        --         --     (9,568)
Asia Pacific Small Company Portfolio - Institutional Class........    (8,894)        --         --     (8,894)
United Kingdom Small Company Portfolio - Institutional Class......    (1,322)        --     (1,684)    (3,006)
Continental Small Company Portfolio - Institutional Class.........    (7,715)        --         --     (7,715)
DFA International Real Estate Securities Portfolio -
  Institutional Class.............................................  (326,892)        --         --   (326,892)
DFA Global Real Estate Securities Portfolio - Institutional Class.  (227,401)    (2,070)   (13,530)  (243,001)
DFA International Small Cap Value Portfolio - Institutional Class.  (195,408)    (3,853)  (410,189)  (609,450)
International Vector Equity Portfolio - Institutional Class.......   (50,390)        --     (4,041)   (54,431)
International High Relative Profitability Portfolio -
  Institutional Class.............................................      (299)        --         --       (299)
World ex U.S. Value Portfolio - Institutional Class...............    (4,532)        --         --     (4,532)
World ex U.S. Targeted Value Portfolio - Institutional Class......    (7,684)        --         --     (7,684)

                                                                              DISTRIBUTIONS FROM:
-                                                                  ----------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS     TOTAL
                                                                   ---------- ---------- --------- --------
World ex U.S. Core Equity Portfolio - Institutional Class.........   (52,690)       --         --   (52,690)
World Core Equity Portfolio - Institutional Class.................    (8,966)      (67)    (1,231)  (10,264)
Selectively Hedged Global Equity Portfolio - Institutional Class..    (6,477)     (260)    (2,369)   (9,106)
Emerging Markets Portfolio - Institutional Class..................  (107,522)       --         --  (107,522)
Emerging Markets Small Cap Portfolio - Institutional Class........  (147,304)  (10,357)  (117,099) (274,760)
Emerging Markets Value Portfolio - Class R2.......................      (847)       --         --      (847)
Emerging Markets Value Portfolio - Institutional Class............  (339,766)       --         --  (339,766)
Emerging Markets Core Equity Portfolio - Institutional Class......  (449,166)       --         --  (449,166)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Enhanced U.S. Large Company Portfolio.......................   $     877
U.S. Large Cap Equity Portfolio.............................       1,207
U.S. Large Cap Value Portfolio..............................      22,596
U.S. Targeted Value Portfolio...............................      (1,394)
U.S. Small Cap Value Portfolio..............................      (5,694)
U.S. Core Equity 1 Portfolio................................      14,490
U.S. Core Equity 2 Portfolio................................      15,587
U.S. Vector Equity Portfolio................................         426
U.S. Small Cap Portfolio....................................      (1,236)
U.S. Micro Cap Portfolio....................................        (401)
U.S. High Relative Profitability Portfolio..................         131
DFA Real Estate Securities Portfolio........................      46,634
Large Cap International Portfolio...........................      12,323
International Core Equity Portfolio.........................      57,179
International Small Company Portfolio.......................      19,361
Global Small Company Portfolio..............................         143
Japanese Small Company Portfolio............................       1,122
Asia Pacific Small Company Portfolio........................       1,817
United Kingdom Small Company Portfolio......................          33
Continental Small Company Portfolio.........................         238
DFA International Real Estate Securities Portfolio..........    (280,250)
DFA Global Real Estate Securities Portfolio.................      59,540
DFA International Small Cap Value Portfolio.................      41,552
International Vector Equity Portfolio.......................       4,130
International High Relative Profitability Portfolio.........         146
World ex U.S. Value Portfolio...............................       2,027
World ex U.S. Targeted Value Portfolio......................       1,206
World ex U.S. Core Equity Portfolio.........................       4,361
World Core Equity Portfolio.................................          (4)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Selectively Hedged Global Equity Portfolio..................      2,600
Emerging Markets Portfolio..................................     (2,493)
Emerging Markets Small Cap Portfolio........................      6,969
Emerging Markets Value Portfolio............................      6,372
Emerging Markets Core Equity Portfolio......................      6,324

P. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class...      5             72%
U.S. Large Cap Equity Portfolio-Institutional Class.........      4             92%
U.S. Large Cap Value Portfolio-Institutional Class..........      3             69%
U.S. Targeted Value Portfolio-Class R1......................      5             89%
U.S. Targeted Value Portfolio-Class R2......................      9             88%
U.S. Targeted Value Portfolio-Institutional Class...........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class..........      4             69%
U.S. Core Equity 1 Portfolio-Institutional Class............      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class............      5             81%
U.S. Vector Equity Portfolio-Institutional Class............      5             90%
U.S. Small Cap Portfolio-Institutional Class................      3             54%
U.S. Micro Cap Portfolio-Institutional Class................      4             76%
U.S. High Relative Profitability Portfolio-Institutional
  Class.....................................................      3             91%
DFA Real Estate Securities Portfolio-Institutional Class....      4             75%
Large Cap International Portfolio-Institutional Class.......      3             63%
International Core Equity Portfolio-Institutional Class.....      4             70%
International Small Company Portfolio-Institutional Class...      3             61%
Global Small Company Portfolio-Institutional Class..........      5             97%
Japanese Small Company Portfolio-Institutional Class........      4             86%
Asia Pacific Small Company Portfolio-Institutional Class....      3             92%
United Kingdom Small Company Portfolio-Institutional Class..      4             95%
Continental Small Company Portfolio-Institutional Class.....      2             88%
DFA International Real Estate Securities
  Portfolio-Institutional Class.............................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional
  Class.....................................................      3             66%
DFA International Small Cap Value Portfolio-Institutional
  Class.....................................................      4             72%
International Vector Equity Portfolio-Institutional Class...      4             89%
International High Relative Profitability
  Portfolio-Institutional Class.............................      4             95%

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
World ex U.S. Value Portfolio-Institutional Class...........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional Class..      3             97%
World ex U.S. Core Equity Portfolio-Institutional Class.....      3             71%
World Core Equity Portfolio-Institutional Class.............      6             79%
Selectively Hedged Global Equity Portfolio-Institutional
  Class.....................................................      4             95%
Emerging Markets Portfolio-Institutional Class..............      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class....      3             54%
Emerging Markets Value Portfolio-Class R2...................      2             90%
Emerging Markets Value Portfolio-Institutional Class........      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value

Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-four portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds listed in the table below (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                          STATEMENT OF         STATEMENT OF            FINANCIAL
FUND                                      OPERATIONS       CHANGES IN NET ASSETS      HIGHLIGHTS
----                                   ------------------- ---------------------  --------------------
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio        For the year ended  For the years ended    For the years ended
U.S. Large Cap Value Portfolio         October 31, 2018    October 31, 2018 and   October 31, 2018,
U.S. Targeted Value Portfolio                              2017                   2017, 2016, 2015
U.S. Small Cap Value Portfolio                                                    and 2014
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate
Securities Portfolio
DFA Global Real Estate Securities
Portfolio
DFA International Small Cap Value
Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity
Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio         For the year ended  For the year ended October 31, 2018 and
                                       October 31, 2018    the period from January 18, 2017
                                                           (commencement of operations) through
                                                           October 31, 2017

U.S. High Relative Profitability       For the year ended  For the year ended
Portfolio International High Relative  October 31, 2018    October 31, 2018 and
Profitability Portfolio                                    the period from
                                                           May 16, 2017
                                                           (commencement of
                                                           operations) through
                                                           October 31, 2017

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                             ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                             -------------------------------------------
                                                              NET INCOME FOR
                                                              THE CURRENT OR     ACCUMULATED
                                                             PRECEDING FISCAL   UNDISTRIBUTED    PAID-IN
                                                                YEAR, AND      NET PROFITS FROM SURPLUS OR
                                                               ACCUMULATED       THE SALE OF      OTHER
                                                              UNDISTRIBUTED     SECURITIES OR    CAPITAL
PORTFOLIO NAME                                                  NET INCOME     OTHER PROPERTIES   SOURCE
--------------                                               ----------------  ---------------- ----------
DFA International Small Cap Value Portfolio September 27,
  2018......................................................        74%               0%            26%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY TOTAL RETURN INDEX
NOVEMBER 9, 2010-OCTOBER 31, 2018

                                     [CHART]

               DFA Commodity Strategy        Bloomberg Commodity Total Return
                     Portfolio                            Index
         --------------------------------   ----------------------------------
11/2010               $10,000                            $10,000
11/2010               $9,480                             $9,414
12/2010               $10,464                            $10,420
01/2011               $10,584                            $10,525
02/2011               $10,804                            $10,664
03/2011               $11,010                            $10,884
04/2011               $11,440                            $11,261
05/2011               $10,889                            $10,691
06/2011               $10,337                            $10,152
07/2011               $10,678                            $10,452
08/2011               $10,788                            $10,557
09/2011               $9,187                             $9,001
10/2011               $9,798                             $9,597
11/2011               $9,538                             $9,384
12/2011               $9,199                             $9,032
01/2012               $9,480                             $9,256
02/2012               $9,752                             $9,506
03/2012               $9,360                             $9,112
04/2012               $9,299                             $9,074
05/2012               $8,494                             $8,245
06/2012               $8,889                             $8,698
07/2012               $9,494                             $9,261
08/2012               $9,676                             $9,381
09/2012               $9,840                             $9,541
10/2012               $9,497                             $9,171
11/2012               $9,547                             $9,176
12/2012               $9,321                             $8,937
01/2013               $9,544                             $9,151
02/2013               $9,169                             $8,777
03/2013               $9,229                             $8,836
04/2013               $8,996                             $8,590
05/2013               $8,763                             $8,397
06/2013               $8,304                             $8,001
07/2013               $8,436                             $8,110
08/2013               $8,730                             $8,386
09/2013               $8,529                             $8,172
10/2013               $8,438                             $8,051
11/2013               $8,397                             $7,987
12/2013               $8,473                             $8,086
01/2014               $8,565                             $8,110
02/2014               $9,156                             $8,616
03/2014               $9,200                             $8,651
04/2014               $9,435                             $8,862
05/2014               $9,200                             $8,607
06/2014               $9,271                             $8,658
07/2014               $8,822                             $8,227
08/2014               $8,750                             $8,141
09/2014               $8,208                             $7,634
10/2014               $8,178                             $7,573
11/2014               $7,789                             $7,265
12/2014               $7,234                             $6,711
01/2015               $7,028                             $6,486
02/2015               $7,203                             $6,654
03/2015               $6,853                             $6,312
04/2015               $7,234                             $6,674
05/2015               $7,028                             $6,494
06/2015               $7,141                             $6,606
07/2015               $6,378                             $5,904
08/2015               $6,306                             $5,850
09/2015               $6,120                             $5,650
10/2015               $6,120                             $5,625
11/2015               $5,686                             $5,217
12/2015               $5,509                             $5,056
01/2016               $5,437                             $4,971
02/2016               $5,364                             $4,890
03/2016               $5,611                             $5,077
04/2016               $6,056                             $5,509
05/2016               $6,046                             $5,499
06/2016               $6,334                             $5,726
07/2016               $6,044                             $5,433
08/2016               $5,930                             $5,337
09/2016               $6,124                             $5,505
10/2016               $6,104                             $5,478
11/2016               $6,156                             $5,551
12/2016               $6,268                             $5,651
01/2017               $6,299                             $5,659
02/2017               $6,341                             $5,670
03/2017               $6,176                             $5,519
04/2017               $6,103                             $5,436
05/2017               $6,019                             $5,364
06/2017               $6,011                             $5,354
07/2017               $6,159                             $5,475
08/2017               $6,190                             $5,497
09/2017               $6,170                             $5,489
10/2017               $6,296                             $5,606
11/2017               $6,254                             $5,581
12/2017               $6,439                             $5,747
01/2018               $6,547                             $5,861
02/2018               $6,482                             $5,760
03/2018               $6,439                             $5,724
04/2018               $6,590                             $5,872
05/2018               $6,698                             $5,955
06/2018               $6,450                             $5,747
07/2018               $6,320                             $5,624
08/2018               $6,212                             $5,525
09/2018               $6,305                             $5,631
10/2018               $6,143                             $5,509



AVERAGE ANNUAL                         ONE       FIVE       SINCE
TOTAL RETURN                           YEAR      YEARS    INCEPTION
--------------                      ---------  ---------  ---------
                                        -2.43%     -6.15%     -5.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.
--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2018

   For the 12 months ended October 31, 2018, the Bloomberg Commodity Index Total Return returned -1.73%. The only sector with a positive return was energy, which returned 18.17%. Sectors with negative returns included precious metals, livestock, agriculture, and industrial metals, which returned -7.47%, -9.42%, -9.99%, and -12.83%, respectively.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures contracts. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.50 years.

   For the 12 months ended October 31, 2018, total returns were -2.43% for the Portfolio and -1.73% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio has a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contract. As such, the Portfolio's longer duration detracted from performance relative to the benchmark during a period in which term premiums in the U.S. were negative. Pre-rolling commodity contracts also detracted from performance relative to the benchmark, while varying the maturities of the individual commodity contracts contributed positively to performance relative to the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  932.10    0.33%     $1.61
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.54    0.33%     $1.68

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 DFA COMMODITY STRATEGY PORTFOLIO
Corporate...................................................  35.1%
Government..................................................  25.0%
Foreign Corporate...........................................  18.7%
Foreign Government..........................................  20.1%
Supranational...............................................   1.1%
                                                             -----
                                                             100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (74.5%)
AUSTRALIA -- (4.0%)
Commonwealth Bank of Australia
    2.300%, 09/06/19.................................................      5,100  $ 5,067,555
    5.000%, 10/15/19.................................................     10,000   10,175,270
W   2.250%, 03/10/20.................................................      5,000    4,931,050
    2.300%, 03/12/20.................................................      5,000    4,935,700
    5.000%, 03/19/20.................................................      5,000    5,116,158
    2.400%, 11/02/20.................................................      2,246    2,200,006
Macquarie Group, Ltd.
W   3.000%, 12/03/18.................................................      4,500    4,501,260
#W  6.250%, 01/14/21.................................................      4,842    5,090,025
National Australia Bank, Ltd.
W   2.400%, 12/09/19.................................................      9,500    9,419,245
    2.125%, 05/22/20.................................................        745      732,059
    2.625%, 07/23/20.................................................      4,052    4,001,782
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      5,000    4,928,050
    2.300%, 05/26/20.................................................     17,774   17,490,594
    2.100%, 05/13/21.................................................      1,000      964,850
                                                                                  -----------
TOTAL AUSTRALIA......................................................              79,553,604
                                                                                  -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
#   1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
    1.875%, 01/29/20.................................................      5,000    4,929,057
                                                                                  -----------
CANADA -- (15.4%)
Canada Housing Trust No 1
W   1.450%, 06/15/20................................................. CAD 57,000   42,676,068
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD 45,000   33,919,632
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,000    4,483,467
Nutrien, Ltd.
    6.500%, 05/15/19.................................................      1,446    1,472,446
Province of Alberta Canada
    1.900%, 12/06/19.................................................      5,000    4,943,920
    1.250%, 06/01/20................................................. CAD 39,000   29,086,543
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD 30,000   23,358,274
Province of Manitoba Canada
#   2.050%, 11/30/20.................................................     15,000   14,670,450
Province of Ontario Canada
    4.200%, 06/02/20................................................. CAD 50,000   39,016,674
    4.000%, 06/02/21................................................. CAD  7,000    5,500,513

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
CANADA -- (Continued)
Province of Quebec Canada
    4.500%, 12/01/20................................................. CAD 55,000  $ 43,470,660
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  7,000     5,336,048
    2.150%, 03/06/20.................................................      5,708     5,636,286
    2.350%, 10/30/20.................................................      5,913     5,806,188
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD 39,000    29,500,406
    2.500%, 12/14/20.................................................      1,000       984,601
    3.250%, 06/11/21.................................................     10,000     9,966,612
Toyota Credit Canada, Inc.
    2.800%, 11/21/18................................................. CAD 10,000     7,598,162
                                                                                  ------------
TOTAL CANADA.........................................................              307,426,950
                                                                                  ------------
DENMARK -- (0.0%)
Danske Bank A.S.
    2.800%, 03/10/21.................................................        400       389,260
                                                                                  ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.................................................      5,000     4,966,580
    1.750%, 05/21/19.................................................      1,150     1,143,947
                                                                                  ------------
TOTAL FINLAND........................................................                6,110,527
                                                                                  ------------
FRANCE -- (3.6%)
BNP Paribas SA
    2.375%, 05/21/20.................................................      2,720     2,683,334
BPCE SA
    2.650%, 02/03/21.................................................        330       323,405
Credit Agricole SA
W   2.750%, 06/10/20.................................................      5,000     4,944,050
Dexia Credit Local SA
    0.200%, 03/16/21................................................. EUR 16,250    18,547,420
Electricite de France SA
W   2.350%, 10/13/20.................................................      5,000     4,903,963
Orange SA
    1.625%, 11/03/19.................................................      2,000     1,968,480
Sanofi
    4.000%, 03/29/21.................................................     17,450    17,711,083
    0.875%, 09/22/21................................................. EUR  5,000     5,800,240
Societe Generale SA
W   2.625%, 09/16/20.................................................      2,000     1,971,688
Total Capital International SA
    2.100%, 06/19/19.................................................     13,208    13,146,024
                                                                                  ------------
TOTAL FRANCE.........................................................               71,999,687
                                                                                  ------------
GERMANY -- (4.2%)
Bayer U.S. Finance II LLC
W   1.850%, 11/15/18.................................................      6,700     6,697,450

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
GERMANY -- (Continued)
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.................................................    1,500  $ 1,488,117
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................    2,925    2,878,459
Deutsche Bank AG
    2.950%, 08/20/20.................................................    7,018    6,877,609
    3.125%, 01/13/21.................................................    3,889    3,799,833
Erste Abwicklungsanstalt
    1.375%, 10/30/19.................................................   25,000   24,606,300
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   22,500   22,158,237
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.................................................    3,650    3,591,052
Volkswagen Group of America Finance LLC
W   2.125%, 05/23/19.................................................   10,000    9,938,403
    2.400%, 05/22/20.................................................    2,000    1,963,259
                                                                                -----------
TOTAL GERMANY........................................................            83,998,719
                                                                                -----------
IRELAND -- (0.4%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.................................................    2,937    2,846,838
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.................................................    2,000    2,030,281
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.................................................    2,500    2,468,473
                                                                                -----------
TOTAL IRELAND........................................................             7,345,592
                                                                                -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.................................................    2,570    2,570,395
                                                                                -----------
JAPAN -- (1.7%)
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.................................................    2,000    1,952,670
MUFG Bank, Ltd.
W   2.350%, 09/08/19.................................................      850      844,770
Nomura Holdings, Inc.
    2.750%, 03/19/19.................................................    1,034    1,033,566
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.................................................    3,500    3,497,454
    2.650%, 07/23/20.................................................    2,250    2,222,635
Toyota Motor Credit Corp.
    1.400%, 05/20/19                                                     5,168    5,128,651
    2.125%, 07/18/19.................................................    1,080    1,074,787
    2.150%, 03/12/20.................................................   18,550   18,344,785
                                                                                -----------
TOTAL JAPAN..........................................................            34,099,318
                                                                                -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
LUXEMBOURG -- (0.2%)
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR   2,875 $ 3,458,685
                                                                                  -----------
NETHERLANDS -- (3.8%)
Bank Nederlandse Gemeenten NV
W   1.750%, 10/05/20.................................................      24,800  24,199,716
BNG Bank NV
    2.500%, 02/28/20.................................................       1,800   1,788,748
Deutsche Telekom International Finance BV
W   1.500%, 09/19/19.................................................       3,000   2,955,203
ING Bank NV
W   2.500%, 10/01/19.................................................       3,000   2,983,509
LyondellBasell Industries NV
    5.000%, 04/15/19.................................................       1,022   1,025,849
Mondelez International, Inc.
W   1.625%, 10/28/19.................................................       2,000   1,966,668
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.................................................       4,362   4,284,958
Shell International Finance BV
    2.000%, 11/15/18.................................................       2,350   2,349,600
    4.300%, 09/22/19.................................................      12,204  12,350,940
    4.375%, 03/25/20.................................................       7,120   7,246,238
    1.875%, 05/10/21.................................................      15,000  14,494,732
                                                                                  -----------
TOTAL NETHERLANDS....................................................              75,646,161
                                                                                  -----------
NORWAY -- (1.7%)
Equinor ASA
#   2.900%, 11/08/20.................................................       5,192   5,152,876
Kommunalbanken A.S.
    1.750%, 05/28/19.................................................       5,000   4,972,430
    1.625%, 01/15/20.................................................       5,450   5,366,452
Norway Government Bond
    3.750%, 05/25/21................................................. NOK 150,000  18,902,228
                                                                                  -----------
TOTAL NORWAY.........................................................              34,393,986
                                                                                  -----------
SPAIN -- (1.0%)
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.................................................       9,000   8,868,276
Telefonica Emisiones SAU
    5.134%, 04/27/20.................................................       2,200   2,252,274
    5.462%, 02/16/21.................................................       8,000   8,312,080
                                                                                  -----------
TOTAL SPAIN..........................................................              19,432,630
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.1%)
Council Of Europe Development Bank
    1.750%, 11/14/19.................................................       7,000   6,921,585

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.125%, 02/18/20................................................. CAD  20,020 $14,962,268
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              21,883,853
                                                                                  -----------
SWEDEN -- (4.0%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21................................................. SEK 400,000  44,682,909
Svensk Exportkredit AB
    1.875%, 06/17/19.................................................      17,000  16,906,719
Svenska Handelsbanken AB
    2.250%, 06/17/19.................................................       5,000   4,975,046
W   5.125%, 03/30/20.................................................       6,708   6,871,340
Sweden Government Bond
    5.000%, 12/01/20................................................. SEK  50,000   6,085,896
                                                                                  -----------
TOTAL SWEDEN.........................................................              79,521,910
                                                                                  -----------
SWITZERLAND -- (0.3%)
UBS AG
    2.375%, 08/14/19.................................................         720     716,014
    2.350%, 03/26/20.................................................       6,000   5,921,837
                                                                                  -----------
TOTAL SWITZERLAND....................................................               6,637,851
                                                                                  -----------
UNITED KINGDOM -- (0.7%)
Aon P.L.C.
    2.800%, 03/15/21.................................................       2,680   2,625,951
AstraZeneca P.L.C.
    1.750%, 11/16/18.................................................       4,958   4,955,862
Barclays P.L.C.
#   2.875%, 06/08/20.................................................       5,000   4,938,860
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.................................................       1,808   1,782,059
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              14,302,732
                                                                                  -----------
UNITED STATES -- (31.6%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.................................................       3,624   3,686,281
3M Co.
#   1.625%, 06/15/19.................................................       3,200   3,172,823
AbbVie, Inc.
#   2.500%, 05/14/20.................................................      11,317  11,169,094
Allergan Funding SCS
    3.000%, 03/12/20.................................................       5,000   4,978,304
Allergan, Inc.
    3.375%, 09/15/20.................................................       1,570   1,567,028

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.375%, 05/26/20.................................................    6,210  $ 6,123,740
    2.600%, 09/14/20.................................................    1,600    1,578,336
American Honda Finance Corp.
    2.250%, 08/15/19.................................................    2,000    1,988,942
American International Group, Inc.
    2.300%, 07/16/19                                                     1,500    1,492,860
    3.375%, 08/15/20.................................................    3,470    3,463,490
    6.400%, 12/15/20.................................................    7,000    7,387,981
Amgen, Inc.
    2.200%, 05/11/20.................................................    9,990    9,834,955
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.................................................   10,000    9,802,906
Anthem, Inc.
    4.350%, 08/15/20.................................................    1,128    1,146,798
    2.500%, 11/21/20.................................................   11,465   11,232,735
Aon Corp.
    5.000%, 09/30/20.................................................    1,000    1,029,152
Apple, Inc.
#   1.900%, 02/07/20.................................................   31,000   30,609,623
    2.000%, 05/06/20.................................................    4,522    4,452,598
AT&T, Inc.
    5.200%, 03/15/20.................................................    6,000    6,145,790
Autodesk, Inc.
    3.125%, 06/15/20.................................................    1,355    1,349,379
AutoZone, Inc.
    2.500%, 04/15/21.................................................    2,045    1,990,194
Bank of America Corp.
    2.600%, 01/15/19.................................................    4,000    3,998,040
    2.625%, 10/19/20.................................................    1,670    1,647,366
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,783,086
Best Buy Co., Inc.
    5.500%, 03/15/21.................................................    6,000    6,223,478
BMW US Capital LLC
W   2.000%, 04/11/21.................................................    3,000    2,893,308
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      253,698
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,347,463
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,237,098
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,490,277
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,258,141
CBS Corp.
    2.300%, 08/15/19.................................................    1,500    1,490,390

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000  $ 9,852,000
Chevron Corp.
#   2.193%, 11/15/19.................................................   15,000   14,883,719
    1.961%, 03/03/20.................................................    8,000    7,887,163
    2.427%, 06/24/20.................................................    3,650    3,609,745
Cisco Systems, Inc.
    2.125%, 03/01/19.................................................   10,000    9,982,692
    1.400%, 09/20/19.................................................   12,935   12,776,033
Citigroup, Inc.
    2.050%, 12/07/18.................................................    4,791    4,788,222
    2.650%, 10/26/20.................................................    2,575    2,535,673
    2.700%, 03/30/21.................................................    4,790    4,691,095
Citizens Bank NA
    2.550%, 05/13/21.................................................    8,000    7,784,856
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,981,191
CVS Health Corp.
    2.250%, 12/05/18.................................................    3,399    3,397,010
Daimler Finance North America LLC
W   2.700%, 08/03/20.................................................    3,060    3,015,484
Discovery Communications LLC
W   2.750%, 11/15/19.................................................    1,500    1,489,371
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    1,974,000
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,745,792
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    3,883    3,853,779
EMD Finance LLC
W   2.400%, 03/19/20.................................................    1,150    1,133,422
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,953,594
Eversource Energy
    2.500%, 03/15/21.................................................    3,350    3,286,927
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,191,605
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,316,511
Exxon Mobil Corp.
    1.912%, 03/06/20.................................................    3,950    3,893,993
    2.222%, 03/01/21.................................................    3,000    2,931,144
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.................................................    1,214    1,216,376
Fifth Third Bancorp
    2.875%, 07/27/20.................................................    4,000    3,963,690
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.................................................    4,000    3,903,480
    3.336%, 03/18/21.................................................    1,989    1,943,159

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
General Electric Co.
    4.375%, 09/16/20.................................................    7,000  $ 7,087,733
General Mills, Inc.
    2.200%, 10/21/19.................................................    3,500    3,468,026
General Motors Financial Co., Inc.
    3.150%, 01/15/20.................................................    7,000    6,965,718
    4.200%, 03/01/21.................................................      500      502,420
Goldman Sachs Group, Inc. (The)
    2.300%, 12/13/19.................................................      600      593,735
    2.600%, 04/23/20.................................................    2,075    2,053,692
    6.000%, 06/15/20.................................................    8,000    8,325,180
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................      585      574,844
    2.400%, 06/15/20.................................................    2,600    2,551,169
W   2.850%, 01/15/21.................................................    6,000    5,882,716
Harris Corp.
    2.700%, 04/27/20.................................................    1,205    1,191,643
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.................................................   12,000   12,018,806
HSBC USA, Inc.
    2.750%, 08/07/20.................................................   10,000    9,903,800
Huntington National Bank
    2.875%, 08/20/20.................................................    3,095    3,063,890
Integrys Holding, Inc.
    4.170%, 11/01/20.................................................    4,060    4,106,271
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.................................................    3,519    3,478,426
International Business Machines Corp.
    2.250%, 02/19/21.................................................    3,615    3,526,417
John Deere Capital Corp.
#   2.800%, 03/04/21.................................................    1,000      989,290
JPMorgan Chase & Co.
    2.750%, 06/23/20.................................................    7,900    7,824,619
KeyBank NA
    2.350%, 03/08/19.................................................    3,000    2,995,072
KeyCorp
    2.900%, 09/15/20.................................................    3,128    3,099,187
Kraft Heinz Foods Co.
    2.800%, 07/02/20.................................................   14,365   14,216,069
Kroger Co. (The)
    2.300%, 01/15/19.................................................    1,000      998,849
    1.500%, 09/30/19.................................................    1,565    1,542,062
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,088,202
LG&E & KU Energy LLC
    3.750%, 11/15/20.................................................    1,244    1,250,280
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.................................................      980    1,004,982

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Marriott International, Inc.
#   2.875%, 03/01/21.................................................    1,000  $   986,766
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.................................................    4,417    4,415,012
McDonald's Corp.
    2.100%, 12/07/18.................................................    7,000    6,995,310
McKesson Corp.
    2.284%, 03/15/19.................................................    3,995    3,984,591
Medtronic, Inc.
    2.500%, 03/15/20.................................................    4,750    4,708,878
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,869,215
    1.850%, 02/12/20.................................................    7,000    6,908,825
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,669,202
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,896,638
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,494,179
Novartis Capital Corp.
    4.400%, 04/24/20.................................................    5,000    5,092,797
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      659,009
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,227,931
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,503,759
Pfizer, Inc.
    2.100%, 05/15/19.................................................   19,217   19,148,881
Philip Morris International, Inc.
#   1.875%, 01/15/19.................................................    1,373    1,370,369
    2.000%, 02/21/20.................................................    1,250    1,231,350
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,363,304
    2.600%, 07/21/20.................................................    4,116    4,066,416
Regions Financial Corp.
    3.200%, 02/08/21.................................................    4,400    4,361,947
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,191,105
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    5,070    5,022,503
Ryder System, Inc.
    2.550%, 06/01/19.................................................    1,500    1,496,625
Santander Holdings USA, Inc.
    2.650%, 04/17/20.................................................    4,992    4,929,381
Sempra Energy
    2.850%, 11/15/20.................................................    6,000    5,919,774
Solvay Finance America LLC
W   3.400%, 12/03/20.................................................   12,000   11,944,085
Southern Power Co.
    2.375%, 06/01/20.................................................    1,645    1,615,054

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Southwest Airlines Co.
                            2.750%, 11/06/19.................................................     5,480 $    5,458,309
State Street Corp.
                            2.550%, 08/18/20.................................................     3,366      3,330,756
Stryker Corp.
                            2.000%, 03/08/19.................................................       974        970,886
SunTrust Banks, Inc.
                            2.500%, 05/01/19.................................................     1,735      1,730,921
TD Ameritrade Holding Corp.
                            5.600%, 12/01/19.................................................     1,000      1,026,105
Toyota Motor Credit Corp.
#                           1.550%, 10/18/19.................................................    10,000      9,862,184
UnitedHealth Group, Inc.
                            1.625%, 03/15/19.................................................     1,000        995,735
Verizon Communications, Inc.
                            2.625%, 02/21/20.................................................     1,288      1,279,575
                            4.600%, 04/01/21.................................................     3,100      3,182,548
Walgreens Boots Alliance, Inc.
                            2.700%, 11/18/19.................................................       470        467,607
Walmart, Inc.
                            2.850%, 06/23/20.................................................    22,556     22,520,172
Walt Disney Co. (The)
                            2.150%, 09/17/20.................................................     2,500      2,459,700
Warner Media LLC
                            4.700%, 01/15/21.................................................     9,000      9,211,510
Wells Fargo & Co.
                            4.600%, 04/01/21.................................................     5,000      5,114,612
Xcel Energy, Inc.
                            2.400%, 03/15/21.................................................     2,622      2,558,147
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021      1,009,613
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              630,361,464
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,485,523,542
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (24.8%)
U.S. Treasury Notes
                            1.375%, 12/15/19.................................................   109,000    107,356,485
                            1.875%, 12/31/19.................................................    60,180     59,578,101
                            1.250%, 02/29/20.................................................    38,000     37,237,031
~(double left angle quote)  1.625%, 07/31/20.................................................   194,000    189,907,812
                            1.375%, 08/31/20.................................................   103,000    100,268,086
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              494,347,515
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,979,871,057
                                                                                                        --------------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           SHARES       VALUE+
                                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   1,198,438 $   13,865,927
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,016,391,769)..............................................               $1,993,736,984
                                                                                    ==============


As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  ------------------- ---------------------------------------  ---------- --------------
USD       11,172,580 EUR       9,574,092 Citibank, N.A.                            11/23/18   $    310,923
USD       11,327,739 SEK     102,554,821 Citibank, N.A.                            01/04/19         48,083
USD       11,426,993 SEK     102,757,833 Citibank, N.A.                            01/04/19        125,009
USD       22,920,569 SEK     204,809,720 State Street Bank and Trust               01/04/19        394,245
USD       19,990,548 NOK     162,842,082 Citibank, N.A.                            01/11/19        607,592
USD        5,160,854 CAD       6,741,685 Citibank, N.A.                            01/18/19         31,359
USD      133,863,359 CAD     174,120,970 National Australia Bank Ltd.              01/18/19      1,381,250
USD       11,530,645 CAD      14,987,113 National Australia Bank Ltd.              01/24/19        126,368
USD      132,491,537 CAD     173,050,111 State Street Bank and Trust               01/24/19        810,980
                                                                                              ------------
TOTAL APPRECIATION                                                                            $  3,835,809
EUR        9,574,092 USD      11,274,855 Citibank, N.A.                            11/23/18   $   (413,197)
USD        6,201,197 SEK      56,427,581 Citibank, N.A.                            01/04/19         (5,081)
USD       28,101,505 EUR      24,627,112 State Street Bank and Trust               01/30/19        (22,614)
                                                                                              ------------
TOTAL (DEPRECIATION)                                                                          $   (440,892)
                                                                                              ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $  3,394,917
                                                                                              ============

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
CBOT Corn Futures.................................    241     12/14/18  $4,557,124 $4,377,162   $(179,962)
CBOT Soybean Futures..............................     85     01/14/19   3,722,641  3,619,938    (102,703)
CBOT Soybean Meal Futures.........................     65     01/14/19   2,033,026  2,003,300     (29,726)
CBOT Soybean Oil Futures..........................     94     01/14/19   1,696,270  1,592,736    (103,534)
CBOT Wheat Futures................................    105     12/14/18   2,980,457  2,627,625    (352,832)
CME Lean Hogs Futures.............................     50     12/14/18   1,107,041  1,169,000      61,959
CME Live Cattle Futures...........................     62     12/31/18   2,848,404  2,900,360      51,956
COMEX Copper Futures..............................     61     12/27/18   4,197,627  4,054,975    (142,652)
COMEX Gold 100 Troy Oz. Futures...................     62     12/27/18   7,715,003  7,533,000    (182,003)
COMEX Silver Futures..............................     29     12/27/18   2,193,590  2,070,890    (122,700)
ICE Brent Crude Oil Futures.......................     78     11/30/18   6,088,768  5,853,120    (235,648)
KCBT Hard Red Winter Wheat Futures................     41     12/14/18   1,192,433  1,011,163    (181,270)
LME Nickel Futures................................     33     01/14/19   2,486,476  2,275,218    (211,258)
LME Nickel Futures................................     48     11/19/18   3,954,410  3,294,864    (659,546)
LME Primary Aluminum Futures......................    107     11/19/18   5,487,879  5,208,225    (279,654)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                              UNREALIZED
                                           NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                --------- ---------- ------------  ------------  --------------
LME Primary Aluminum Futures..............     73     01/14/19  $  4,006,589  $  3,556,013   $  (450,576)
LME Zinc Futures..........................     48     11/19/18     3,077,919     3,056,100       (21,819)
LME Zinc Futures..........................     33     01/14/19     2,186,292     2,060,231      (126,061)
NYBOT CSC 'C' Coffee Futures..............     37     12/18/18     1,532,856     1,563,712        30,856
NYBOT CSC No. 11 World Sugar Futures......    145     02/28/19     1,897,714     2,142,056       244,342
NYBOT CTN No. 2 Cotton Futures............     26     12/06/18     1,077,526       999,180       (78,346)
NYMEX Henry Hub Natural Gas Futures.......    202     12/27/18     6,828,228     6,670,040      (158,188)
NYMEX Light Sweet Crude Oil Futures.......     82     12/19/18     6,138,993     5,366,080      (772,913)
NYMEX NY Harbor ULSD Futures..............     30     12/31/18     3,040,544     2,833,110      (207,434)
NYMEX Reformulated Gasoline Blend Futures.     34     12/31/18     3,018,532     2,502,284      (516,248)
                                                                ------------  ------------   -----------
TOTAL.....................................                      $ 85,066,342  $ 80,340,382   $(4,725,960)
SHORT POSITION CONTRACTS:
LME Nickel Futures........................    (48)    11/19/18    (3,625,963)   (3,294,864)      331,099
LME Nickel Futures........................     (8)    01/14/19      (603,260)     (551,568)       51,692
LME Primary Aluminum Futures..............   (107)    11/19/18    (5,739,621)   (5,208,225)      531,396
LME Primary Aluminum Futures..............    (16)    01/14/19      (808,194)     (779,400)       28,794
LME Zinc Futures..........................    (48)    11/19/18    (3,122,956)   (3,056,100)       66,856
LME Zinc Futures..........................     (8)    01/14/19      (530,766)     (499,450)       31,316
                                                                ------------  ------------   -----------
TOTAL.....................................                      $(14,430,760) $(13,389,607)  $ 1,041,153
                                                                ------------  ------------   -----------
TOTAL FUTURES CONTRACTS...................                      $ 70,635,582  $ 66,950,775   $(3,684,807)
                                                                ============  ============   ===========

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                       PAYMENTS                UPFRONT  UPFRONT                UNREALIZED
REFERENCE                              NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
ENTITY*           COUNTERPARTY          AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
---------     --------------------- --------------- --------------- ---------- -------- -------- ----------  --------------
BofA Merrill
Lynch                                                 3 Month USD
Commodity                                             UST 13-Week
MLBXPPDM                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (1)     Services, Inc.        USD 233,387,967   plus 0.14%     12/21/18     --       --    (3,461,723)   (3,461,723)
BofA Merrill                                          3 Month USD
Lynch                                                 UST 13-Week
MLBXRSDT                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (2)     Services, Inc.        USD 187,689,256   plus 0.19%     12/21/18     --       --    (2,645,577)   (2,645,577)
Citi                                                  3 Month USD
Commodities                                           UST 13-Week
Pre-Roll RS                                            Bill High
Total Return                                         Discount Rate
Index (3)     Citibank, N.A.        USD 274,373,880   plus 0.19%     12/21/18     --       --    (4,245,220)   (4,245,220)
Citi Custom                                           3 Month USD
CIVICS H                                              UST 13-Week
Total Return                                           Bill High
Index (4)                                            Discount Rate
              Citibank, N.A.        USD 293,870,645   plus 0.14%     12/21/18     --       --    (4,417,589)   (4,417,589)
Credit                                                3 Month USD
Suisse                                                UST 13-Week
Custom 141                                             Bill High
Total Return                                         Discount Rate
Index (5)     Credit Suisse         USD 255,976,829   plus 0.18%     11/30/18     --       --    (3,607,509)   (3,607,509)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                  PAYMENTS                UPFRONT  UPFRONT                  UNREALIZED
REFERENCE                         NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS                APPRECIATION
ENTITY*         COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED MARKET VALUE  (DEPRECIATION)
---------     ---------------- --------------- --------------- ---------- -------- -------- ------------  --------------
Credit                                           3 Month USD
Suisse                                           UST 13-Week
Custom 57                                         Bill High
Total
Return                                          Discount Rate
Index (6)     Credit Suisse    USD 186,350,490    plus 0.14%    11/30/18     --       --      (2,763,727)    (2,763,727)
Deutsche                                         3 Month USD
Bank                                             UST 13-Week
Benchmark                                         Bill High
2 Flex
Index                                           Discount Rate
002 (7)       Deutsche Bank AG USD 161,687,952    plus 0.14%    11/30/18     --       --      (2,314,416)    (2,314,416)
UBS                                              3 Month USD
UBSIB190                                         UST 13-Week
Custom                                            Bill High
Strategy (8)                                    Discount Rate
              UBS AG           USD 259,681,094    plus 0.14%    01/31/19     --       --      (3,851,898)    (3,851,898)
UBS                                              3 Month USD
UBSIDRST                                         UST 13-Week
Custom                                            Bill High
Strategy (9)                                    Discount Rate
              UBS AG           USD 103,342,877    plus 0.17%    11/30/18     --       --      (1,462,031)    (1,462,031)
                                                                             --       --    ------------   ------------
TOTAL                                                                        --       --    $(28,769,690)  $(28,769,690)
                                                                             ==       ==    ============   ============

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     15,601,745
CBOT Soybean Futures                                            5.33%     12,432,127
CBOT Soybean Meal Futures                                       2.96%      6,909,788
CBOT Soybean Oil Futures                                        2.34%      5,465,309
CBOT Wheat Futures                                              3.98%      9,281,439
CME Lean Hogs Futures                                           1.93%      4,514,199
CME Live Cattle Futures                                         4.50%     10,504,093
COMEX Copper Futures                                            6.05%     14,113,178
COMEX Gold 100 Troy Oz. Futures                                11.24%     26,221,008
COMEX Silver Futures                                            3.12%      7,274,416
ICE Brent Crude Oil Futures                                     8.69%     20,277,889
KCBT Hard Red Winter Wheat Futures                              1.57%      3,673,079
LME Nickel Futures                                              2.58%      6,026,614
LME Primary Aluminum Futures                                    4.06%      9,486,380
LME Zinc Futures                                                2.34%      5,471,923
NYBOT CSC 'C' Coffee Futures                                    2.41%      5,614,825
NYBOT CSC No. 11 World Sugar Futures                            3.15%      7,354,432
NYBOT CTN No. 2 Cotton Futures                                  1.49%      3,469,015
NYMEX Henry Hub Natural Gas Futures                             9.82%     22,919,543
NYMEX Light Sweet Crude Oil Futures                             7.95%     18,543,517
NYMEX NY Harbor ULSD Futures                                    4.11%      9,589,613

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Reformulated Gasoline Blend Futures                       3.70%       8,643,835
                                                                          -----------
Total Notional Amount                                                     233,387,967
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%       9,831,099
CBOT Soybean Futures                                            4.31%       8,092,142
CBOT Soybean Meal Futures                                       2.99%       5,613,979
CBOT Soybean Oil Futures                                        1.89%       3,554,163
CBOT Wheat Futures                                              3.08%       5,782,923
CME Lean Hogs Futures                                           1.37%       2,564,304
CME Live Cattle Futures                                         5.28%       9,905,547
COMEX Copper Futures                                            6.06%      11,381,864
COMEX Gold 100 Troy Oz. Futures                                11.30%      21,198,644
COMEX Silver Futures                                            2.50%       4,692,142
ICE Brent Crude Oil Futures                                     8.78%      16,480,740
KCBT Hard Red Winter Wheat Futures                              1.21%       2,268,539
LME Nickel Futures                                              2.61%       4,891,868
LME Primary Aluminum Futures                                    4.93%       9,248,835
LME Zinc Futures                                                2.84%       5,334,903
NYBOT CSC 'C' Coffee Futures                                    1.89%       3,546,550
NYBOT CSC No. 11 World Sugar Futures                            3.20%       6,013,372
NYBOT CTN No. 2 Cotton Futures                                  1.17%       2,201,265
NYMEX Henry Hub Natural Gas Futures                            11.78%      22,107,940
NYMEX Light Sweet Crude Oil Futures                             8.07%      15,145,389
NYMEX NY Harbor ULSD Futures                                    4.97%       9,331,421
NYMEX Reformulated Gasoline Blend Futures                       4.53%       8,501,627
                                                                          -----------
Total Notional Amount                                                     187,689,256
                                                                          ===========

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     14,371,610
CBOT Soybean Futures                                            4.31%     11,829,513
CBOT Soybean Meal Futures                                       2.99%      8,206,805
CBOT Soybean Oil Futures                                        1.89%      5,195,661
CBOT Wheat Futures                                              3.08%      8,453,776
CME Lean Hogs Futures                                           1.37%      3,748,632
CME Live Cattle Futures                                         5.28%     14,480,442
COMEX Copper Futures                                            6.06%     16,638,598
COMEX Gold 100 Troy Oz. Futures                                11.30%     30,989,277
COMEX Silver Futures                                            2.50%      6,859,216
ICE Brent Crude Oil Futures                                     8.78%     24,092,399
KCBT Hard Red Winter Wheat Futures                              1.21%      3,316,268
LME Nickel Futures                                              2.61%      7,151,187
LME Primary Aluminum Futures                                    4.93%     13,520,426
LME Zinc Futures                                                2.84%      7,798,837

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    1.89%       5,184,531
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,790,658
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,217,924
NYMEX Henry Hub Natural Gas Futures                            11.78%      32,318,532
NYMEX Light Sweet Crude Oil Futures                             8.07%      22,140,314
NYMEX NY Harbor ULSD Futures                                    4.97%      13,641,155
NYMEX Reformulated Gasoline Blend Futures                       4.53%      12,428,119
                                                                          -----------
Total Notional Amount                                                     274,373,880
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      19,644,949
CBOT Soybean Futures                                            5.33%      15,653,922
CBOT Soybean Meal Futures                                       2.96%       8,700,464
CBOT Soybean Oil Futures                                        2.34%       6,881,649
CBOT Wheat Futures                                              3.98%      11,686,731
CME Lean Hogs Futures                                           1.93%       5,684,057
CME Live Cattle Futures                                         4.50%      13,226,237
COMEX Copper Futures                                            6.05%      17,770,619
COMEX Gold 100 Troy Oz. Futures                                11.24%      33,016,204
COMEX Silver Futures                                            3.12%       9,159,587
ICE Brent Crude Oil Futures                                     8.69%      25,532,921
KCBT Hard Red Winter Wheat Futures                              1.57%       4,624,960
LME Nickel Futures                                              2.58%       7,588,415
LME Primary Aluminum Futures                                    4.06%      11,944,783
LME Zinc Futures                                                2.34%       6,889,977
NYBOT CSC 'C' Coffee Futures                                    2.41%       7,069,912
NYBOT CSC No. 11 World Sugar Futures                            3.15%       9,260,339
NYBOT CTN No. 2 Cotton Futures                                  1.49%       4,368,013
NYMEX Henry Hub Natural Gas Futures                             9.82%      28,859,162
NYMEX Light Sweet Crude Oil Futures                             7.95%      23,349,084
NYMEX NY Harbor ULSD Futures                                    4.11%      12,074,769
NYMEX Reformulated Gasoline Blend Futures                       3.70%      10,883,891
                                                                          -----------
Total Notional Amount                                                     293,870,645
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     13,407,979
CBOT Soybean Futures                                            4.31%     11,036,332
CBOT Soybean Meal Futures                                       2.99%      7,656,530
CBOT Soybean Oil Futures                                        1.89%      4,847,285
CBOT Wheat Futures                                              3.08%      7,886,942
CME Lean Hogs Futures                                           1.37%      3,497,282
CME Live Cattle Futures                                         5.28%     13,509,513
COMEX Copper Futures                                            6.06%     15,522,963
COMEX Gold 100 Troy Oz. Futures                                11.30%     28,911,414

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
COMEX Silver Futures                                            2.50%       6,399,298
ICE Brent Crude Oil Futures                                     8.78%      22,476,979
KCBT Hard Red Winter Wheat Futures                              1.21%       3,093,909
LME Nickel Futures                                              2.61%       6,671,693
LME Primary Aluminum Futures                                    4.93%      12,613,868
LME Zinc Futures                                                2.84%       7,275,917
NYBOT CSC 'C' Coffee Futures                                    1.89%       4,836,903
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,201,236
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,002,159
NYMEX Henry Hub Natural Gas Futures                            11.78%      30,151,541
NYMEX Light Sweet Crude Oil Futures                             8.07%      20,655,783
NYMEX NY Harbor ULSD Futures                                    4.97%      12,726,502
NYMEX Reformulated Gasoline Blend Futures                       4.53%      11,594,801
                                                                          -----------
Total Notional Amount                                                     255,976,829
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      12,457,338
CBOT Soybean Futures                                            5.33%       9,926,531
CBOT Soybean Meal Futures                                       2.96%       5,517,175
CBOT Soybean Oil Futures                                        2.34%       4,363,820
CBOT Wheat Futures                                              3.98%       7,410,839
CME Lean Hogs Futures                                           1.93%       3,604,398
CME Live Cattle Futures                                         4.50%       8,387,077
COMEX Copper Futures                                            6.05%      11,268,780
COMEX Gold 100 Troy Oz. Futures                                11.24%      20,936,374
COMEX Silver Futures                                            3.12%       5,808,316
ICE Brent Crude Oil Futures                                     8.69%      16,191,043
KCBT Hard Red Winter Wheat Futures                              1.57%       2,932,799
LME Nickel Futures                                              2.58%       4,811,998
LME Primary Aluminum Futures                                    4.06%       7,574,476
LME Zinc Futures                                                2.34%       4,369,101
NYBOT CSC 'C' Coffee Futures                                    2.41%       4,483,202
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,872,205
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,769,863
NYMEX Henry Hub Natural Gas Futures                             9.82%      18,300,293
NYMEX Light Sweet Crude Oil Futures                             7.95%      14,806,220
NYMEX NY Harbor ULSD Futures                                    4.11%       7,656,903
NYMEX Reformulated Gasoline Blend Futures                       3.70%       6,901,739
                                                                          -----------
Total Notional Amount                                                     186,350,490
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     10,808,673
CBOT Soybean Futures                                            5.33%      8,612,805
CBOT Soybean Meal Futures                                       2.96%      4,787,005

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.34%       3,786,291
CBOT Wheat Futures                                              3.98%       6,430,052
CME Lean Hogs Futures                                           1.93%       3,127,375
CME Live Cattle Futures                                         4.50%       7,277,090
COMEX Copper Futures                                            6.05%       9,777,414
COMEX Gold 100 Troy Oz. Futures                                11.24%      18,165,552
COMEX Silver Futures                                            3.12%       5,039,615
ICE Brent Crude Oil Futures                                     8.69%      14,048,241
KCBT Hard Red Winter Wheat Futures                              1.57%       2,544,658
LME Nickel Futures                                              2.58%       4,175,154
LME Primary Aluminum Futures                                    4.06%       6,572,033
LME Zinc Futures                                                2.34%       3,790,873
NYBOT CSC 'C' Coffee Futures                                    2.41%       3,889,873
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,095,048
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,403,286
NYMEX Henry Hub Natural Gas Futures                             9.82%      15,878,342
NYMEX Light Sweet Crude Oil Futures                             7.95%      12,846,692
NYMEX NY Harbor ULSD Futures                                    4.11%       6,643,551
NYMEX Reformulated Gasoline Blend Futures                       3.70%       5,988,329
                                                                          -----------
Total Notional Amount                                                     161,687,952
                                                                          ===========

(8) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      17,359,413
CBOT Soybean Futures                                            5.33%      13,832,711
CBOT Soybean Meal Futures                                       2.96%       7,688,233
CBOT Soybean Oil Futures                                        2.34%       6,081,023
CBOT Wheat Futures                                              3.98%      10,327,071
CME Lean Hogs Futures                                           1.93%       5,022,762
CME Live Cattle Futures                                         4.50%      11,687,468
COMEX Copper Futures                                            6.05%      15,703,147
COMEX Gold 100 Troy Oz. Futures                                11.24%      29,175,026
COMEX Silver Futures                                            3.12%       8,093,941
ICE Brent Crude Oil Futures                                     8.69%      22,562,365
KCBT Hard Red Winter Wheat Futures                              1.57%       4,086,882
LME Nickel Futures                                              2.58%       6,705,562
LME Primary Aluminum Futures                                    4.06%      10,555,101
LME Zinc Futures                                                2.34%       6,088,382
NYBOT CSC 'C' Coffee Futures                                    2.41%       6,247,383
NYBOT CSC No. 11 World Sugar Futures                            3.15%       8,182,970
NYBOT CTN No. 2 Cotton Futures                                  1.49%       3,859,829
NYMEX Henry Hub Natural Gas Futures                             9.82%      25,501,624
NYMEX Light Sweet Crude Oil Futures                             7.95%      20,632,601
NYMEX NY Harbor ULSD Futures                                    4.11%      10,669,964
NYMEX Reformulated Gasoline Blend Futures                       3.70%       9,617,636
                                                                          -----------
Total Notional Amount                                                     259,681,094
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(9) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.88%       7,112,355
CBOT Soybean Futures                                            5.53%       5,717,234
CBOT Soybean Meal Futures                                       2.96%       3,055,533
CBOT Soybean Oil Futures                                        2.34%       2,423,235
CBOT Wheat Futures                                              4.08%       4,221,434
CME Lean Hogs Futures                                           2.42%       2,501,025
CME Live Cattle Futures                                         4.22%       4,363,374
COMEX Copper Futures                                            6.00%       6,202,659
COMEX Gold 100 Troy Oz. Futures                                11.16%      11,523,980
COMEX Silver Futures                                            3.11%       3,215,936
ICE Brent Crude Oil Futures                                     8.59%       8,878,782
KCBT Hard Red Winter Wheat Futures                              1.63%       1,681,299
LME Nickel Futures                                              2.59%       2,681,392
LME Primary Aluminum Futures                                    4.03%       4,169,209
LME Zinc Futures                                                2.33%       2,404,878
NYBOT CSC 'C' Coffee Futures                                    2.49%       2,572,578
NYBOT CSC No. 11 World Sugar Futures                            3.17%       3,271,438
NYBOT CTN No. 2 Cotton Futures                                  1.51%       1,564,528
NYMEX Henry Hub Natural Gas Futures                             8.77%       9,051,062
NYMEX Light Sweet Crude Oil Futures                             7.96%       8,226,981
NYMEX NY Harbor ULSD Futures                                    4.05%       4,187,775
NYMEX Reformulated Gasoline Blend Futures                       4.18%       4,316,190
                                                                          -----------
Total Notional Amount                                                     103,342,877
                                                                          ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             -------- ------------ -------- ------------
Bonds
   Australia................................................       -- $ 79,553,604       -- $ 79,553,604
   Austria..................................................       --    1,461,161       --    1,461,161
   Belgium..................................................       --    4,929,057       --    4,929,057
   Canada...................................................       --  307,426,950       --  307,426,950
   Denmark..................................................       --      389,260       --      389,260
   Finland..................................................       --    6,110,527       --    6,110,527
   France...................................................       --   71,999,687       --   71,999,687
   Germany..................................................       --   83,998,719       --   83,998,719
   Ireland..................................................       --    7,345,592       --    7,345,592
   Italy....................................................       --    2,570,395       --    2,570,395
   Japan....................................................       --   34,099,318       --   34,099,318
   Luxembourg...............................................       --    3,458,685       --    3,458,685
   Netherlands..............................................       --   75,646,161       --   75,646,161
   Norway...................................................       --   34,393,986       --   34,393,986
   Spain....................................................       --   19,432,630       --   19,432,630
   Supranational Organization Obligations...................       --   21,883,853       --   21,883,853
   Sweden...................................................       --   79,521,910       --   79,521,910
   Switzerland..............................................       --    6,637,851       --    6,637,851
   United Kingdom...........................................       --   14,302,732       --   14,302,732
   United States............................................       --  630,361,464       --  630,361,464

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             -----------  --------------  -------- --------------
U.S. Treasury Obligations...................................          --  $  494,347,515        -- $  494,347,515
Securities Lending Collateral...............................          --      13,865,927        --     13,865,927
Forward Currency Contracts**................................          --       3,394,917        --      3,394,917
Futures Contracts**......................................... $(3,684,807)             --        --     (3,684,807)
Swap Agreements**...........................................          --     (28,769,690)       --    (28,769,690)
                                                             -----------  --------------  -------- --------------
TOTAL....................................................... $(3,684,807) $1,968,362,211        -- $1,964,677,404
                                                             ===========  ==============  ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    DFA
                                                             COMMODITY STRATEGY
                                                                 PORTFOLIO
                                                             ------------------
ASSETS:
Investments at Value (including $13,554 of securities on
  loan, respectively).......................................   $    1,979,871
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $13,865).........................           13,866
Foreign Currencies at Value.................................                2
Segregated Cash for Swaps Contracts.........................           12,980
Cash........................................................           16,088
Receivables:
   Investment Securities Sold...............................           34,744
   Dividends and Interest...................................           13,422
   Securities Lending Income................................                1
   Fund Shares Sold.........................................            1,760
Unrealized Gain on Forward Currency Contracts...............            3,836
Unrealized Gain on Foreign Currency Contracts...............               28
Prepaid Expenses and Other Assets...........................               31
                                                               --------------
       Total Assets.........................................        2,076,629
                                                               --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           13,892
   Investment Securities Purchased..........................           34,206
   Fund Shares Redeemed.....................................            1,680
   Due to Advisor...........................................              529
   Futures Margin Variation.................................              924
Unrealized Loss on Swap Contracts...........................           28,770
Unrealized Loss on Forward Currency Contracts...............              441
Accrued Expenses and Other Liabilities......................              199
                                                               --------------
       Total Liabilities....................................           80,641
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................      351,607,486
                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....   $         5.68
                                                               ==============
Investments at Cost.........................................   $    2,002,527
                                                               ==============
Foreign Currencies at Cost..................................   $            2
                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................   $    2,004,122
Total Distributable Earnings (Loss).........................           (8,134)
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED.............................    1,800,000,000
                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 37,779
   Income from Securities Lending..............................            76
                                                                     --------
       Total Investment Income.................................        37,855
                                                                     --------
EXPENSES
   Investment Management Fees..................................         7,109
   Accounting & Transfer Agent Fees............................           123
   Custodian Fees..............................................            61
   Filing Fees.................................................           116
   Shareholders' Reports.......................................            85
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            37
   Other.......................................................            44
                                                                     --------
       Total Expenses..........................................         7,582
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..........................
   (Note D)....................................................        (1,218)
   Fees Paid Indirectly (Note D)...............................           (27)
                                                                     --------
   Net Expenses................................................         6,337
                                                                     --------
   NET INVESTMENT INCOME (LOSS)................................        31,518
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................       (20,480)
       Affiliated Investment Companies Shares Sold.............            (5)
       Futures.................................................         1,465
       Swap Contracts..........................................       (40,002)
       Foreign Currency Transactions...........................           (23)
       Forward Currency Contracts..............................        19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............       (15,936)
       Affiliated Investment Companies Shares..................             3
       Futures.................................................        (6,725)
       Swap Contracts..........................................       (33,259)
       Translation of Foreign Currency Denominated Amounts.....            17
       Forward Currency Contracts..............................           391
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (95,103)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(63,585)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2018        2017
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   31,518  $   19,526
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (20,480)     (2,466)
       Affiliated Investment Companies Shares Sold.................         (5)        (22)
       Futures.....................................................      1,465      (4,294)
       Swap Contracts..............................................    (40,002)     11,651
       Foreign Currency Transactions...............................        (23)        (42)
       Forward Currency Contracts..................................     19,451          49
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (15,936)     (8,171)
       Affiliated Investment Companies Shares......................          3          (4)
       Futures.....................................................     (6,725)      4,164
       Swap Contracts..............................................    (33,259)     26,047
       Translation of Foreign Currency Denominated Amounts.........         17         (30)
       Forward Currency Contracts..................................        391       3,005
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (63,585)     49,413
                                                                    ----------  ----------
Distributions:/^ /
       Institutional Class Shares..................................    (44,439)    (23,393)
                                                                    ----------  ----------
          Total Distributions......................................    (44,439)    (23,393)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    851,258     723,399
   Shares Issued in Lieu of Cash Distributions.....................     40,250      22,385
   Shares Redeemed.................................................   (515,817)   (641,580)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    375,691     104,204
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    267,667     130,224
NET ASSETS
   Beginning of Year...............................................  1,728,321   1,598,097
                                                                    ----------  ----------
   End of Year..................................................... $1,995,988  $1,728,321
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    142,902     123,067
   Shares Issued in Lieu of Cash Distributions.....................      7,068       3,816
   Shares Redeemed.................................................    (87,468)   (109,656)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     62,502      17,227
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note G in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      DFA COMMODITY STRATEGY PORTFOLIO
                                                                       --------------------------------------------------
                                                                          YEAR         YEAR        YEAR         YEAR
                                                                          ENDED        ENDED       ENDED        ENDED
                                                                         OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                                          2018         2017        2016         2015
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year.................................... $     5.98   $     5.88  $     5.93   $     8.00
                                                                       ----------   ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.10         0.07        0.05         0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.25)        0.11       (0.07)       (2.05)
                                                                       ----------   ----------  ----------   ----------
       Total from Investment Operations...............................      (0.15)        0.18       (0.02)       (2.00)
                                                                       ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.15)       (0.08)      (0.03)       (0.06)
   Net Realized Gains.................................................         --           --          --        (0.01)
       Total Distributions............................................      (0.15)       (0.08)      (0.03)       (0.07)
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, End of Year.......................................... $     5.68   $     5.98  $     5.88   $     5.93
                                                                       ==========   ==========  ==========   ==========
Total Return..........................................................      (2.43%)       3.15%      (0.26%)     (25.16%)
                                                                       ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)................................... $1,995,988   $1,728,321  $1,598,097   $1,207,071
Ratio of Expenses to Average Net Assets...............................       0.32%        0.33%       0.33%        0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%        0.39%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets..................       1.61%        1.17%       0.95%        0.77%
Portfolio Turnover Rate...............................................         78%         102%        159%         124%
                                                                       ----------   ----------  ----------   ----------

                                                                       -----------
                                                                          YEAR
                                                                          ENDED
                                                                         OCT 31,
                                                                          2014
                                                                       ----------
Net Asset Value, Beginning of Year.................................... $     8.30
                                                                       ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.31)
                                                                       ----------
       Total from Investment Operations...............................      (0.25)
                                                                       ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.04)
   Net Realized Gains.................................................      (0.01)
       Total Distributions............................................      (0.05)
                                                                       ----------
Net Asset Value, End of Year.......................................... $     8.00
                                                                       ==========
Total Return..........................................................      (3.08%)
                                                                       ----------
Net Assets, End of Year (thousands)................................... $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.65%
Portfolio Turnover Rate...............................................        104%
                                                                       ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2018, the Portfolio held a $347,503,109 investment in the Subsidiary, representing 17.41% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2018, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. As of October 31, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2018, approximately $1,218 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................    $27

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------     ----------     --------
DFA Commodity Strategy Portfolio............................ $520,212      $513,989     $1,060,382     $659,324

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                            CHANGE IN
                                                                                             NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                            $42,409   $245,822   $274,363      $(5)          $3
                                                              -------   --------   --------      ---           --
TOTAL                                                         $42,409   $245,822   $274,363      $(5)          $3
                                                              =======   ========   ========      ===           ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866           1,198         $652        --
                                                                 -------           -----         ----        --
TOTAL                                                            $13,866           1,198         $652        --
                                                                 =======           =====         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017........................................................    $23,393          --           --     $23,393
2018........................................................     44,438          --           --      44,438

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA Commodity Strategy Portfolio............................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Commodity Strategy Portfolio............................    $22,967          --          $(7,142)      $(23,868)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Commodity Strategy Portfolio............................    $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

      As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $1,988,534   $732,655     $(756,511)      $(23,856)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY             SWAP
                                                             CONTRACTS FUTURES  CONTRACTS
                                                             --------- -------- ----------
DFA Commodity Strategy Portfolio............................ $326,955  $107,387 $1,856,412

   The following is a summary of Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             ---------------------------------------------
                                                               TOTAL VALUE       FORWARD      COMMODITY
                                                                    AT          CURRENCY       FUTURES
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
DFA Commodity Strategy Portfolio............................      $5,266         $3,836         $1,430

                                                                             LIABILITY DERIVATIVES VALUE
                                                             ----------------------------------------------------------
                                                                                 FORWARD      COMMODITY
                                                              TOTAL VALUE AT    CURRENCY       FUTURES         SWAP
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4) CONTRACTS (5)
                                                             ---------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio............................     $(34,326)        $(441)       $(5,115)      $(28,770)

(1)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Assets and Liabilities as
   Receivables: Futures Margin Variation.
(3)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on the Consolidated Statement of Assets and Liabilities as
   Payables: Futures Margin Variation.
(5)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                                           REALIZED GAIN (LOSS) ON
                                                                                 DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(19,086)    $19,451       $ 1,465      $(40,002)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(39,593)    $   391       $(6,725)     $(33,259)

(1)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Futures.
(3)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Swap Contracts.
(4)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2018 (amounts in thousands):




                                                                            NET
                                                                          AMOUNTS
                                                                            OF        GROSS AMOUNTS NOT
                                                                          ASSETS        OFFSET IN THE
                                                                         PRESENTED   STATEMENTS OF ASSETS
                                                               GROSS      IN THE       AND LIABILITIES               GROSS
                                                             AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF
                                                             RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                               ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                                     (a)     LIABILITIES     (b)      RECEIVED   (c)       (a)
-----------                                                  ---------- ----------- ----------- ---------- ------ -----------
                                                                                    ASSETS
                                                             ---------------------------------------------------- -----------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $1,123     $1,123      $(1,123)      --         --   $ 9,081
Credit Suisse...............................................       --         --           --       --         --     6,371
Deutsche Bank AG............................................       --         --           --       --         --     2,314
Merrill Lynch Capital Services, Inc.........................       --         --           --       --         --     6,108
State Street Bank and Trust.................................    1,205      1,205          (23)      --     $1,182        23
UBS AG......................................................       --         --           --       --         --     5,314
National Australia Bank Ltd.................................    1,508      1,508           --       --      1,508        --
                                                               ------     ------      -------       --     ------   -------
Total                                                          $3,836     $3,836      $(1,146)      --     $2,690   $29,211
                                                               ======     ======      =======       ==     ======   =======



                                                                 NET
                                                               AMOUNTS
                                                                 OF        GROSS AMOUNTS NOT
                                                             LIABILITIES     OFFSET IN THE
                                                              PRESENTED   STATEMENTS OF ASSETS
                                                               IN THE       AND LIABILITIES
                                                             STATEMENTS  ----------------------
                                                              OF ASSETS   FINANCIAL     CASH     NET
                                                                 AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                  LIABILITIES     (d)      PLEDGED    (e)
-----------                                                  ----------- ----------- ---------- ------
                                                                       LIABILITIES
                                                             ------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $ 9,081    $ (1,123)      --     $7,958
Credit Suisse...............................................     6,371      (6,371)      --         --
Deutsche Bank AG............................................     2,314      (2,314)      --         --
Merrill Lynch Capital Services, Inc.........................     6,108      (6,108)      --         --
State Street Bank and Trust.................................        23         (23)      --         --
UBS AG......................................................     5,314      (5,314)      --         --
National Australia Bank Ltd.................................        --          --       --         --
                                                               -------    --------       --     ------
Total                                                          $29,211    $(21,253)      --     $7,958
                                                               =======    ========       ==     ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no outstanding borrowings by the Portfolio under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order_), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             --------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................  $13,865,927     --         --         --    $13,865,927

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund. expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             ----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- --------
DFA Commodity Strategy Portfolio - Institutional Class......  $(22,518)   $(875)      --     $(23,393)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
DFA Commodity Strategy Portfolio............................    $30,284

M. OTHER:

   As of October 31, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2018, the related consolidated statement of operations for the year ended October 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                     DFA International Value           MSCI World ex USA
                        Portfolio-Class R2           Index (net dividends)
                   --------------------------        ---------------------
10/2008                    $10,000                        $10,000
11/2008                     $9,380                         $9,458
12/2008                    $10,102                         $9,956
01/2009                     $8,704                         $9,027
02/2009                     $7,621                         $8,113
03/2009                     $8,462                         $8,648
04/2009                    $10,004                         $9,763
05/2009                    $11,487                        $10,998
06/2009                    $11,321                        $10,884
07/2009                    $12,654                        $11,906
08/2009                    $13,372                        $12,477
09/2009                    $14,066                        $12,992
10/2009                    $13,486                        $12,783
11/2009                    $13,880                        $13,099
12/2009                    $14,031                        $13,308
01/2010                    $13,213                        $12,684
02/2010                    $13,255                        $12,672
03/2010                    $14,304                        $13,487
04/2010                    $14,052                        $13,286
05/2010                    $12,414                        $11,820
06/2010                    $12,191                        $11,649
07/2010                    $13,696                        $12,726
08/2010                    $13,020                        $12,345
09/2010                    $14,430                        $13,530
10/2010                    $14,915                        $14,012
11/2010                    $14,152                        $13,418
12/2010                    $15,472                        $14,499
01/2011                    $16,129                        $14,811
02/2011                    $16,659                        $15,360
03/2011                    $16,193                        $15,052
04/2011                    $17,053                        $15,872
05/2011                    $16,429                        $15,402
06/2011                    $16,197                        $15,182
07/2011                    $15,674                        $14,932
08/2011                    $13,986                        $13,670
09/2011                    $12,454                        $12,297
10/2011                    $13,643                        $13,493
11/2011                    $13,195                        $12,869
12/2011                    $12,834                        $12,729
01/2012                    $13,687                        $13,416
02/2012                    $14,400                        $14,154
03/2012                    $14,279                        $14,049
04/2012                    $13,765                        $13,810
05/2012                    $12,058                        $12,236
06/2012                    $12,906                        $13,038
07/2012                    $12,844                        $13,200
08/2012                    $13,377                        $13,577
09/2012                    $13,843                        $13,989
10/2012                    $14,012                        $14,087
11/2012                    $14,226                        $14,383
12/2012                    $14,922                        $14,818
01/2013                    $15,614                        $15,547
02/2013                    $15,138                        $15,392
03/2013                    $15,185                        $15,514
04/2013                    $15,923                        $16,220
05/2013                    $15,725                        $15,857
06/2013                    $15,170                        $15,263
07/2013                    $16,196                        $16,075
08/2013                    $16,077                        $15,868
09/2013                    $17,284                        $16,989
10/2013                    $17,881                        $17,559
11/2013                    $17,936                        $17,667
12/2013                    $18,328                        $17,933
01/2014                    $17,654                        $17,209
02/2014                    $18,651                        $18,148
03/2014                    $18,509                        $18,067
04/2014                    $18,819                        $18,352
05/2014                    $19,016                        $18,636
06/2014                    $19,254                        $18,901
07/2014                    $18,816                        $18,564
08/2014                    $18,816                        $18,579
09/2014                    $17,981                        $17,816
10/2014                    $17,665                        $17,532
11/2014                    $17,675                        $17,748
12/2014                    $16,998                        $17,158
01/2015                    $16,882                        $17,097
02/2015                    $18,086                        $18,118
03/2015                    $17,701                        $17,816
04/2015                    $18,663                        $18,587
05/2015                    $18,663                        $18,426
06/2015                    $18,117                        $17,902
07/2015                    $17,941                        $18,186
08/2015                    $16,599                        $16,861
09/2015                    $15,454                        $16,010
10/2015                    $16,644                        $17,214
11/2015                    $16,417                        $16,940
12/2015                    $15,889                        $16,637
01/2016                    $14,640                        $15,491
02/2016                    $14,164                        $15,275
03/2016                    $15,238                        $16,312
04/2016                    $15,967                        $16,837
05/2016                    $15,668                        $16,646
06/2016                    $15,091                        $16,140
07/2016                    $15,762                        $16,934
08/2016                    $16,178                        $16,950
09/2016                    $16,368                        $17,156
10/2016                    $16,571                        $16,823
11/2016                    $16,643                        $16,553
12/2016                    $17,187                        $17,094
01/2017                    $17,927                        $17,603
02/2017                    $17,793                        $17,806
03/2017                    $18,189                        $18,258
04/2017                    $18,446                        $18,646
05/2017                    $18,756                        $19,267
06/2017                    $18,950                        $19,286
07/2017                    $19,838                        $19,860
08/2017                    $19,807                        $19,855
09/2017                    $20,511                        $20,370
10/2017                    $20,879                        $20,648
11/2017                    $21,078                        $20,857
12/2017                    $21,621                        $21,232
01/2018                    $22,880                        $22,221
02/2018                    $21,589                        $21,165
03/2018                    $21,318                        $20,799
04/2018                    $21,879                        $21,276
05/2018                    $21,085                        $20,873
06/2018                    $20,601                        $20,644
07/2018                    $21,247                        $21,151
08/2018                    $20,504                        $20,751
09/2018                    $20,856                        $20,914
10/2018                    $19,085                        $19,252


                                      ONE      FIVE       TEN
AVERAGE ANNUAL TOTAL RETURN           YEAR     YEARS     YEARS
---------------------------         -------  --------  --------
                                      -8.59%     1.31%     6.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

            DFA International Value Portfolio        MSCI World ex USA Index
                    Institutional Class                 (net dividends)
            ---------------------------------        -----------------------
10/2008                   $10,000                            $10,000
11/2008                   $9,386                             $9,458
12/2008                   $10,088                            $9,956
01/2009                   $8,698                             $9,027
02/2009                   $7,630                             $8,113
03/2009                   $8,459                             $8,648
04/2009                   $10,012                            $9,763
05/2009                   $11,501                            $10,998
06/2009                   $11,329                            $10,884
07/2009                   $12,669                            $11,906
08/2009                   $13,388                            $12,477
09/2009                   $14,077                            $12,992
10/2009                   $13,511                            $12,783
11/2009                   $13,905                            $13,099
12/2009                   $14,067                            $13,308
01/2010                   $13,251                            $12,684
02/2010                   $13,292                            $12,672
03/2010                   $14,352                            $13,487
04/2010                   $14,104                            $13,286
05/2010                   $12,444                            $11,820
06/2010                   $12,228                            $11,649
07/2010                   $13,753                            $12,726
08/2010                   $13,074                            $12,345
09/2010                   $14,475                            $13,530
10/2010                   $14,988                            $14,012
11/2010                   $14,222                            $13,418
12/2010                   $15,555                            $14,499
01/2011                   $16,215                            $14,811
02/2011                   $16,748                            $15,360
03/2011                   $16,286                            $15,052
04/2011                   $17,152                            $15,872
05/2011                   $16,532                            $15,402
06/2011                   $16,301                            $15,182
07/2011                   $15,775                            $14,932
08/2011                   $14,084                            $13,670
09/2011                   $12,542                            $12,297
10/2011                   $13,750                            $13,493
11/2011                   $13,289                            $12,869
12/2011                   $12,934                            $12,729
01/2012                   $13,803                            $13,416
02/2012                   $14,513                            $14,154
03/2012                   $14,400                            $14,049
04/2012                   $13,882                            $13,810
05/2012                   $12,167                            $12,236
06/2012                   $13,024                            $13,038
07/2012                   $12,970                            $13,200
08/2012                   $13,499                            $13,577
09/2012                   $13,979                            $13,989
10/2012                   $14,159                            $14,087
11/2012                   $14,375                            $14,383
12/2012                   $15,082                            $14,818
01/2013                   $15,782                            $15,547
02/2013                   $15,309                            $15,392
03/2013                   $15,355                            $15,514
04/2013                   $16,110                            $16,220
05/2013                   $15,910                            $15,857
06/2013                   $15,349                            $15,263
07/2013                   $16,397                            $16,075
08/2013                   $16,276                            $15,868
09/2013                   $17,504                            $16,989
10/2013                   $18,109                            $17,559
11/2013                   $18,174                            $17,667
12/2013                   $18,569                            $17,933
01/2014                   $17,885                            $17,209
02/2014                   $18,906                            $18,148
03/2014                   $18,769                            $18,067
04/2014                   $19,083                            $18,352
05/2014                   $19,292                            $18,636
06/2014                   $19,525                            $18,901
07/2014                   $19,090                            $18,564
08/2014                   $19,090                            $18,579
09/2014                   $18,254                            $17,816
10/2014                   $17,934                            $17,532
11/2014                   $17,944                            $17,748
12/2014                   $17,271                            $17,158
01/2015                   $17,153                            $17,097
02/2015                   $18,377                            $18,118
03/2015                   $17,985                            $17,816
04/2015                   $18,974                            $18,587
05/2015                   $18,983                            $18,426
06/2015                   $18,431                            $17,902
07/2015                   $18,251                            $18,186
08/2015                   $16,887                            $16,861
09/2015                   $15,732                            $16,010
10/2015                   $16,933                            $17,214
11/2015                   $16,713                            $16,940
12/2015                   $16,181                            $16,637
01/2016                   $14,909                            $15,491
02/2016                   $14,434                            $15,275
03/2016                   $15,524                            $16,312
04/2016                   $16,274                            $16,837
05/2016                   $15,970                            $16,646
06/2016                   $15,384                            $16,140
07/2016                   $16,076                            $16,934
08/2016                   $16,500                            $16,950
09/2016                   $16,692                            $17,156
10/2016                   $16,899                            $16,823
11/2016                   $16,982                            $16,553
12/2016                   $17,541                            $17,094
01/2017                   $18,295                            $17,603
02/2017                   $18,169                            $17,806
03/2017                   $18,581                            $18,258
04/2017                   $18,843                            $18,646
05/2017                   $19,169                            $19,267
06/2017                   $19,372                            $19,286
07/2017                   $20,277                            $19,860
08/2017                   $20,256                            $19,855
09/2017                   $20,979                            $20,370
10/2017                   $21,354                            $20,648
11/2017                   $21,557                            $20,857
12/2017                   $22,118                            $21,232
01/2018                   $23,413                            $22,221
02/2018                   $22,096                            $21,165
03/2018                   $21,824                            $20,799
04/2018                   $22,408                            $21,276
05/2018                   $21,597                            $20,873
06/2018                   $21,105                            $20,644
07/2018                   $21,775                            $21,151
08/2018                   $21,006                            $20,751
09/2018                   $21,377                            $20,914
10/2018                   $19,578                            $19,252


                                      ONE      FIVE       TEN
                                      YEAR     YEARS     YEARS
   AVERAGE ANNUAL TOTAL RETURN      -------  --------  --------
                                      -8.32%     1.57%     6.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2008          $10,000             $10,000
11/30/2008            9,291               9,283
12/31/2008            9,393               9,381
 1/31/2009            8,610               8,591
 2/28/2009            7,695               7,676
 3/31/2009            8,370               8,348
 4/30/2009            9,171               9,147
 5/31/2009            9,691               9,659
 6/30/2009            9,704               9,678
 7/31/2009           10,442              10,410
 8/31/2009           10,818              10,786
 9/30/2009           11,223              11,188
10/31/2009           11,007              10,980
11/30/2009           11,668              11,639
12/31/2009           11,893              11,864
 1/31/2010           11,472              11,437
 2/28/2010           11,825              11,791
 3/31/2010           12,542              12,503
 4/30/2010           12,733              12,700
 5/31/2010           11,711              11,686
 6/30/2010           11,099              11,074
 7/31/2010           11,877              11,850
 8/31/2010           11,345              11,315
 9/30/2010           12,353              12,325
10/31/2010           12,820              12,794
11/30/2010           12,820              12,796
12/31/2010           13,677              13,651
 1/31/2011           14,009              13,975
 2/28/2011           14,478              14,453
 3/31/2011           14,495              14,459
 4/30/2011           14,911              14,887
 5/31/2011           14,744              14,719
 6/30/2011           14,494              14,473
 7/31/2011           14,202              14,179
 8/31/2011           13,436              13,409
 9/30/2011           12,485              12,466
10/31/2011           13,857              13,829
11/30/2011           13,815              13,798
12/31/2011           13,964              13,939
 1/31/2012           14,585              14,564
 2/29/2012           15,206              15,194
 3/31/2012           15,715              15,694
 4/30/2012           15,616              15,595
 5/31/2012           14,668              14,658
 6/30/2012           15,274              15,262
 7/31/2012           15,488              15,474
 8/31/2012           15,829              15,822
 9/30/2012           16,238              16,231
10/31/2012           15,938              15,932
11/30/2012           16,038              16,024
12/31/2012           16,174              16,170
 1/31/2013           17,010              17,008
 2/28/2013           17,240              17,239
 3/31/2013           17,888              17,885
 4/30/2013           18,235              18,230
 5/31/2013           18,655              18,656
 6/30/2013           18,411              18,406
 7/31/2013           19,341              19,342
 8/31/2013           18,775              18,782
 9/30/2013           19,366              19,371
10/31/2013           20,257              20,261
11/30/2013           20,870              20,879
12/31/2013           21,403              21,407
 1/31/2014           20,653              20,667
 2/28/2014           21,608              21,613
 3/31/2014           21,784              21,794
 4/30/2014           21,946              21,955
 5/31/2014           22,448              22,471
 6/30/2014           22,910              22,935
 7/31/2014           22,599              22,619
 8/31/2014           23,503              23,523
 9/30/2014           23,169              23,194
10/31/2014           23,735              23,760
11/30/2014           24,375              24,399
12/31/2014           24,299              24,338
 1/31/2015           23,565              23,607
 2/28/2015           24,928              24,964
 3/31/2015           24,531              24,569
 4/30/2015           24,757              24,805
 5/31/2015           25,073              25,124
 6/30/2015           24,594              24,637
 7/31/2015           25,108              25,154
 8/31/2015           23,597              23,636
 9/30/2015           23,013              23,051
10/31/2015           24,943              24,996
11/30/2015           25,034              25,070
12/31/2015           24,634              24,674
 1/31/2016           23,401              23,450
 2/29/2016           23,385              23,418
 3/31/2016           24,965              25,007
 4/30/2016           25,058              25,104
 5/31/2016           25,508              25,555
 6/30/2016           25,563              25,621
 7/31/2016           26,515              26,566
 8/31/2016           26,546              26,603
 9/30/2016           26,560              26,608
10/31/2016           26,075              26,123
11/30/2016           27,029              27,090
12/31/2016           27,565              27,625
 1/31/2017           28,088              28,149
 2/28/2017           29,212              29,267
 3/31/2017           29,235              29,301
 4/30/2017           29,537              29,602
 5/31/2017           29,951              30,019
 6/30/2017           30,130              30,206
 7/31/2017           30,754              30,827
 8/31/2017           30,834              30,922
 9/30/2017           31,476              31,560
10/31/2017           32,215              32,296
11/30/2017           33,195              33,286
12/31/2017           33,555              33,657
 1/31/2018           35,483              35,584
 2/28/2018           34,171              34,272
 3/31/2018           33,294              33,401
 4/30/2018           33,424              33,529
 5/31/2018           34,237              34,337
 6/30/2018           34,447              34,548
 7/31/2018           35,721              35,834
 8/31/2018           36,880              37,001
 9/30/2018           37,094              37,212
10/31/2018           34,551              34,668


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        7.25%     11.27%     13.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

12 MONTHS ENDED OCTOBER 31, 2018
--------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Master Fund held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.59% for the Portfolio's Class R2 shares, -8.32% for the Portfolio's Institutional
Class shares, and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund's focus on value stocks detracted from performance relative to the benchmark. Conversely, the Master Fund's emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%

Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2018, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, the total return was 7.25% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                      --------- --------- ---------- ---------
DFA INTERNATIONAL VALUE PORTFOLIO(2)
------------------------------------
Actual Fund Return
   Class R2 Shares................... $1,000.00 $  872.30    0.67%     $3.16
   Institutional Class Shares........ $1,000.00 $  873.70    0.42%     $1.98
Hypothetical 5% Annual Return
   Class R2 Shares................... $1,000.00 $1,021.83    0.67%     $3.41
   Institutional Class Shares........ $1,000.00 $1,023.09    0.42%     $2.14

DISCLOSURE OF FUND EXPENSES

CONTINUED



                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,033.70    0.08%     $0.41
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.80    0.08%     $0.41

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
DFA International Value Portfolio...........................              100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

Communication Services.  10.1%
Consumer Discretionary.   9.8%
Consumer Staples.......   7.4%
Energy.................   5.7%
Financials.............  13.6%
Health Care............  15.0%
Industrials............   9.3%
Information Technology.  20.8%
Materials..............   2.4%
Real Estate............   2.8%
Utilities..............   3.1%
                        -----
                        100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................... $9,420,185,907
                                                       --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $9,420,185,907
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.0%)
COMMUNICATION SERVICES -- (9.9%)
*   Alphabet, Inc., Class A..........................................   110,971 $  121,022,753       1.4%
*   Alphabet, Inc., Class C..........................................   114,306    123,081,272       1.4%
    AT&T, Inc........................................................ 2,695,995     82,713,127       1.0%
    Comcast Corp., Class A........................................... 1,697,523     64,743,527       0.8%
*   Facebook, Inc., Class A..........................................   895,329    135,901,989       1.6%
*   Netflix, Inc.....................................................   161,662     48,786,358       0.6%
    Verizon Communications, Inc...................................... 1,533,969     87,574,290       1.0%
    Walt Disney Co. (The)............................................   552,134     63,401,547       0.7%
    Other Securities.................................................              133,021,370       1.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              860,246,233      10.1%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (9.6%)
*   Amazon.com, Inc..................................................   152,101    243,058,919       2.9%
    Home Depot, Inc. (The)...........................................   424,758     74,706,437       0.9%
    McDonald's Corp..................................................   288,013     50,949,500       0.6%
    Other Securities.................................................              464,638,844       5.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              833,353,700       9.8%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.2%)
    Altria Group, Inc................................................   699,865     45,519,220       0.5%
    Coca-Cola Co. (The).............................................. 1,420,996     68,037,288       0.8%
    PepsiCo, Inc.....................................................   525,063     59,006,580       0.7%
    Philip Morris International, Inc.................................   577,106     50,825,725       0.6%
    Procter & Gamble Co. (The).......................................   924,093     81,948,567       1.0%
    Walmart, Inc.....................................................   532,769     53,426,075       0.6%
    Other Securities.................................................              265,979,540       3.1%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              624,742,995       7.3%
                                                                                --------------      ----
ENERGY -- (5.6%)
    Chevron Corp.....................................................   711,364     79,423,791       0.9%
    Exxon Mobil Corp................................................. 1,571,789    125,240,147       1.5%
    Other Securities.................................................              279,569,321       3.3%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              484,233,259       5.7%
                                                                                --------------      ----
FINANCIALS -- (13.3%)
    Bank of America Corp............................................. 3,448,540     94,834,850       1.1%
*   Berkshire Hathaway, Inc., Class B................................   723,719    148,565,036       1.7%
    Citigroup, Inc...................................................   934,282     61,158,100       0.7%
    JPMorgan Chase & Co.............................................. 1,247,718    136,026,216       1.6%
    Wells Fargo & Co................................................. 1,609,179     85,656,598       1.0%
    Other Securities.................................................              628,889,219       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,155,130,019      13.5%
                                                                                --------------      ----
HEALTH CARE -- (14.8%)
    Abbott Laboratories..............................................   651,286     44,899,657       0.5%
    AbbVie, Inc......................................................   562,169     43,764,857       0.5%
    Amgen, Inc.......................................................   240,298     46,327,051       0.5%
    Eli Lilly & Co...................................................   354,861     38,481,127       0.4%
    Johnson & Johnson................................................   995,965    139,425,140       1.6%
    Medtronic P.L.C..................................................   501,373     45,033,323       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    987,341 $   72,678,171        0.9%
      Pfizer, Inc......................................................  2,176,290     93,711,047        1.1%
      UnitedHealth Group, Inc..........................................    357,315     93,384,275        1.1%
      Other Securities.................................................               660,488,009        7.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,278,192,657       15.0%
                                                                                   --------------      -----
INDUSTRIALS -- (9.1%)
      3M Co............................................................    217,778     41,434,442        0.5%
      Boeing Co. (The).................................................    198,354     70,387,900        0.8%
      Honeywell International, Inc.....................................    275,692     39,925,715        0.5%
      Union Pacific Corp...............................................    274,535     40,142,508        0.5%
      Other Securities.................................................               598,579,905        7.0%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               790,470,470        9.3%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (20.4%)
      Accenture P.L.C., Class A........................................    237,876     37,494,015        0.4%
*     Adobe, Inc.......................................................    181,786     44,675,727        0.5%
      Apple, Inc.......................................................  1,703,441    372,815,097        4.4%
      Cisco Systems, Inc...............................................  1,697,094     77,642,050        0.9%
      Intel Corp.......................................................  1,711,820     80,250,122        0.9%
      International Business Machines Corp.............................    338,862     39,114,841        0.5%
      Mastercard, Inc., Class A........................................    338,688     66,948,457        0.8%
      Microsoft Corp...................................................  2,846,802    304,066,922        3.6%
      NVIDIA Corp......................................................    225,718     47,588,126        0.6%
      Oracle Corp......................................................  1,049,374     51,251,426        0.6%
*     salesforce.com, Inc..............................................    280,923     38,553,872        0.4%
#     Visa, Inc., Class A..............................................    659,579     90,922,965        1.1%
      Other Securities.................................................               514,383,337        6.0%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             1,765,706,957       20.7%
                                                                                   --------------      -----
MATERIALS -- (2.3%)
      DowDuPont, Inc...................................................    856,607     46,188,249        0.5%
      Other Securities.................................................               155,244,509        1.9%
                                                                                   --------------      -----
TOTAL MATERIALS........................................................               201,432,758        2.4%
                                                                                   --------------      -----
REAL ESTATE -- (2.8%)
      Other Securities.................................................               238,293,446        2.8%
                                                                                   --------------      -----
UTILITIES -- (3.0%)
      Other Securities.................................................               263,345,673        3.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 8,495,148,167       99.7%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money.................
      Market Fund, 2.090%.............................................. 11,282,028     11,282,028        0.2%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund................................... 14,177,776    164,036,867        1.9%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,949,404,614)                                                            $8,670,467,062      101.8%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED


As of October 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    131     12/21/18  $17,681,628 $17,757,705     $76,077
                                                                        ----------- -----------     -------
TOTAL FUTURES CONTRACTS...........................                      $17,681,628 $17,757,705     $76,077
                                                                        =========== ===========     =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $  860,246,233           --   --    $  860,246,233
   Consumer Discretionary...................................    833,353,700           --   --       833,353,700
   Consumer Staples.........................................    624,742,995           --   --       624,742,995
   Energy...................................................    484,233,259           --   --       484,233,259
   Financials...............................................  1,155,130,019           --   --     1,155,130,019
   Health Care..............................................  1,278,192,657           --   --     1,278,192,657
   Industrials..............................................    790,470,470           --   --       790,470,470
   Information Technology...................................  1,765,706,957           --   --     1,765,706,957
   Materials................................................    201,432,758           --   --       201,432,758
   Real Estate..............................................    238,293,446           --   --       238,293,446
   Utilities................................................    263,345,673           --   --       263,345,673
Temporary Cash Investments..................................     11,282,028           --   --        11,282,028
Securities Lending Collateral...............................             -- $164,036,867   --       164,036,867
Futures Contracts**.........................................         76,077           --   --            76,077
                                                             -------------- ------------   --    --------------
TOTAL....................................................... $8,506,506,272 $164,036,867   --    $8,670,543,139
                                                             ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA        U.S. LARGE
                                                              INTERNATIONAL    COMPANY
                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $    9,420,186            --
Investments at Value (including $0 and $362,450 of
  securities on loan, respectively).........................             --  $  8,495,148
Temporary Cash Investments at Value & Cost..................             --        11,282
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0 and $164,034).................             --       164,037
Segregated Cash for Futures Contracts.......................             --           426
Receivables:
   Dividends and Interest...................................             --         7,677
   Securities Lending Income................................             --            30
   Fund Shares Sold.........................................         10,651         7,734
   Futures Margin Variation.................................             --           156
Prepaid Expenses and Other Assets...........................             84            76
                                                             --------------  ------------
       Total Assets.........................................      9,430,921     8,686,566
                                                             --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --       164,029
   Fund Shares Redeemed.....................................          5,258         4,003
   Due to Advisor...........................................          1,645           386
Accrued Expenses and Other Liabilities......................            576         1,079
                                                             --------------  ------------
       Total Liabilities....................................          7,479       169,497
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,477 and $0 and
  shares outstanding of 83,510 and 0, respectively.......... $        17.68           N/A
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................    100,000,000           N/A
                                                             ==============  ============
Institutional Class Shares -- based on net assets of
  $9,421,965 and $8,517,069 and shares outstanding of
  531,061,558 and 404,425,306, respectively................. $        17.74  $      21.06
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   900,000,000
                                                             ==============  ============
Investments at Cost.........................................            N/A  $  3,774,089
                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,024,399  $  3,857,823
Total Distributable Earnings (Loss).........................        399,043     4,659,246
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                          DFA        U.S. LARGE
                                                                     INTERNATIONAL    COMPANY
                                                                    VALUE PORTFOLIO* PORTFOLIO#
                                                                    ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $33,197 and
     $0, respectively).............................................   $   341,050           --
   Income from Securities Lending..................................         7,037           --
   Expenses Allocated from Affiliated Investment Companies.........       (21,260)          --
                                                                      -----------     --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.......................       326,827           --
                                                                      -----------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0,
     respectively).................................................            --     $168,975
   Income from Securities Lending..................................            --          645
                                                                      -----------     --------
          Total Fund Investment Income.............................            --      169,620
                                                                      -----------     --------
FUND EXPENSES
   Investment Management Fees......................................        40,638        5,133
   Accounting & Transfer Agent Fees................................           393          504
   S&P 500(R) Fees.................................................            --          102
   Custodian Fees..................................................            --          108
   Shareholder Servicing Fees Class R2 Shares......................             9           --
   Filing Fees.....................................................           245          158
   Shareholders' Reports...........................................           355          163
   Directors'/Trustees' Fees & Expenses............................            42           34
   Professional Fees...............................................            89          326
   Other...........................................................            61          208
                                                                      -----------     --------
          Total Fund Expenses......................................        41,832        6,736
                                                                      -----------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................            --          108
Fees Waived, (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor (Note C) Class R2 Shares........            (7)          --
       Institutional Class Shares..................................       (20,315)          --
                                                                      -----------     --------
   Net Expenses....................................................        21,510        6,844
                                                                      -----------     --------
   NET INVESTMENT INCOME (LOSS)....................................       305,317      162,776
                                                                      -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................            --       88,590
       Affiliated Investment Companies Shares Sold.................            --          (21)
       Transactions Allocated from Affiliated Investment
         Company**.................................................       328,393           --
       Futures.....................................................            --        1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................            --      336,695
       Affiliated Investment Companies Shares......................            --           (9)
       Transactions Allocated from Affiliated Investment
         Company...................................................    (1,489,950)          --
       Futures.....................................................            --           (7)
                                                                      -----------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (1,161,557)     426,983
                                                                      -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $  (856,240)    $589,759
                                                                      ===========     ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA INTERNATIONAL VALUE
                                                                            PORTFOLIO         U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------  ---------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018   OCT 31, 2017
                                                                    ------------ ------------ ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,317  $   267,641  $   162,776    $   146,387
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................          --      104,748       88,590         25,596
       Affiliated Investment Companies Shares Sold.................          --           --          (21)            21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................     328,393           --           --             --
       Futures.....................................................          --       12,673        1,735          4,571
       Foreign Currency Transactions...............................          --       (1,987)          --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,639,175      336,695      1,352,486
       Affiliated Investment Companies Shares......................          --           --           (9)           (37)
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,489,950)          --           --             --
       Futures.....................................................          --        2,759           (7)           181
       Translation of Foreign Currency Denominated Amounts.........          --          803           --             --
                                                                    -----------  -----------  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (856,240)   2,025,812      589,759      1,529,205
                                                                    -----------  -----------  -----------    -----------
Distributions:^
   Class R2 Shares.................................................        (102)        (109)          --             --
   Institutional Class Shares......................................    (298,099)    (277,230)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
       Total Distributions.........................................    (298,201)    (277,339)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,071,557    1,967,887    1,451,585      1,555,398
   Shares Issued in Lieu of Cash Distributions.....................     289,379      269,559      162,780        171,570
   Shares Redeemed.................................................  (1,624,192)  (1,418,753)  (1,506,221)    (1,432,214)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................     736,744      818,693      108,144        294,754
                                                                    -----------  -----------  -----------    -----------
       Total Increase (Decrease) in Net Assets.....................    (417,697)   2,567,166      520,891      1,630,242
NET ASSETS
   Beginning of Year...............................................   9,841,139    7,273,973    7,996,178      6,365,936
                                                                    -----------  -----------  -----------    -----------
   End of Year..................................................... $ 9,423,442  $ 9,841,139  $ 8,517,069    $ 7,996,178
                                                                    ===========  ===========  ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     104,257      109,955       68,274         84,803
   Shares Issued in Lieu of Cash Distributions.....................      14,892       14,996        7,714          9,395
   Shares Redeemed.................................................     (81,550)     (77,571)     (70,464)       (77,231)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................      37,599       47,380        5,524         16,967
                                                                    ===========  ===========  ===========    ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note M in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------
                                                                        YEAR         YEAR    YEAR      YEAR      YEAR
                                                                        ENDED        ENDED   ENDED     ENDED     ENDED
                                                                       OCT 31,      OCT 31, OCT 31,   OCT 31,   OCT 31,
                                                                        2018         2017    2016      2015      2014
                                                                       -------      ------- -------  -------   -------
Net Asset Value, Beginning of Year.................................... $19.89       $16.27  $16.93   $ 18.48   $ 19.46
                                                                       ------       ------  ------   -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................   0.54         0.55    0.53      0.51      0.74
   Net Gains (Losses) on Securities (Realized and Unrealized).........  (2.21)        3.61   (0.65)    (1.55)    (0.93)
                                                                       ------       ------  ------   -------   -------
       Total from Investment Operations...............................  (1.67)        4.16   (0.12)    (1.04)    (0.19)
                                                                       ------       ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
       Total Distributions............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
Net Asset Value, End of Year.......................................... $17.68       $19.89  $16.27   $ 16.93   $ 18.48
                                                                       ======       ======  ======   =======   =======
Total Return..........................................................  (8.59%)      25.99%  (0.43%)   (5.78%)   (1.21%)
                                                                       ------       ------  ------   -------   -------
Net Assets, End of Year (thousands)................................... $1,477       $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net Assets (B)...........................   0.68%        0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) (B)........................................................   0.88%        0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to Average Net Assets..................   2.72%        3.07%    3.4%     2.81%     3.79%
                                                                       ------       ------  ------   -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                                             ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A).........................       0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net Assets (B).................       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly) (B)...       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.01%        3.12%       3.51%        3.10%        4.29%
                                                             ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       1.05        3.50        0.38        0.47        2.07
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.46        3.87        0.73        0.80        2.36
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................................      (0.06)      (0.10)      (0.14)         --          --
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       7.25%      23.55%       4.54%       5.09%      17.17%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to Average Net Assets........       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................................          5%          7%          9%          2%          3%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios'investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio........................... 0.40%
U.S. Large Company Portfolio................................ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   NET WAIVED FEES/
                                                                   EXPENSES ASSUMED     PREVIOUSLY
                                                      RECOVERY        (RECOVERED       WAIVED FEES/
                                        EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                       LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------             ---------- ---------------- ----------------- -----------------
DFA International Value
  Portfolio (1).......................    0.40%           --            $20,315              --
U.S. Large Company Portfolio (2)......    0.08%         $234               (108)           $422

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --                  7              --

(1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

(2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above. Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio........................... $277
U.S. Large Company Portfolio................................  314

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES  SALES
                                                             --------- --------
U.S. Large Company Portfolio................................ $624,164  $463,704

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                            $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              --------  ---------- ----------     ----          ---
TOTAL                                                         $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              ========  ========== ==========     ====          ===


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                               $164,037          14,178       $3,161       --
                                                                 --------          ------       ------       --
TOTAL                                                            $164,037          14,178       $3,161       --
                                                                 ========          ======       ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of

October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
DFA International Value Portfolio
2017........................................................    $277,339            --        --     $277,339
2018........................................................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017........................................................     154,938       $38,779        --      193,717
2018........................................................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
DFA International Value Portfolio...........................    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio................................      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED                                 TOTAL NET
                                                             NET INVESTMENT                              DISTRIBUTABLE
                                                               INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                               SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                                             CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                                             -------------- ------------- -------------- -------------
DFA International Value Portfolio...........................    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio................................      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio........................... $54,014

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA International Value Portfolio........................... $9,312,929  $  107,257           --      $  107,257
U.S. Large Company Portfolio................................  4,074,384   4,857,885    $(261,708)      4,596,177

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                  YEAR ENDED            YEAR ENDED
                                                               OCTOBER 31, 2018      OCTOBER 31, 2017
                                                             --------------------  --------------------
                                                                AMOUNT     SHARES     AMOUNT     SHARES
                                                             -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     2,206      111  $     3,212      182
   Shares Issued in Lieu of Cash Distributions..............         102        5          109        6
   Shares Redeemed..........................................      (3,878)    (209)      (3,910)    (215)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares.................. $    (1,570)     (93) $      (589)     (27)
                                                             ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued............................................ $ 2,069,351  104,146  $ 1,964,675  109,773
   Shares Issued in Lieu of Cash Distributions..............     289,277   14,887      269,450   14,990
   Shares Redeemed..........................................  (1,620,314) (81,341)  (1,414,843) (77,356)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares....... $   738,314   37,692  $   819,282   47,407
                                                             ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             -------
U.S. Large Company Portfolio................................ $23,543

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             -------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
U.S. Large Company Portfolio................................       $76             $76

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                  DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(1)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $1,735            $1,735

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(2)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $   (7)           $   (7)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio................................     2.44%        $7,817         37        $20        $55,649

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. Large Company Portfolio................................ $207,879

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                            AS OF OCTOBER 31, 2018
                                                             -----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN    >90
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS DAYS    TOTAL
                                                             ------------- -------- ------------ ---- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
   Common Stocks............................................ $164,036,867     --         --       --  $164,036,867

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             -----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- ---------
DFA International Value Portfolio - Class R2................ $    (109)      --          --  $    (109)
DFA International Value Portfolio - Institutional Class.....  (277,230)      --          --   (277,230)
U.S. Large Company Portfolio - Institutional Class..........  (154,814)   $(124)   $(38,779)  (193,717)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                              IN EXCESS OF
                                                             NET INVESTMENT
                                                                INCOME)
                                                             --------------
DFA International Value Portfolio...........................    $30,626
U.S. Large Company Portfolio................................      8,050

N. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
DFA International Value Portfolio-Class R2..................      4             99%
DFA International Value Portfolio-Institutional Class.......      4             73%
U.S. Large Company Portfolio-Institutional Class............      4             75%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio and U.S. Large Company Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, broker and the transfer agents of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2008            $10,000                  $10,000
 11/30/2008              9,019                    9,283
 12/31/2008              9,313                    9,412
 1/31/2009               8,207                    8,330
 2/28/2009               7,057                    7,217
 3/31/2009               7,754                    7,834
 4/30/2009               9,008                    8,673
 5/31/2009               9,698                    9,210
 6/30/2009               9,580                    9,142
 7/31/2009              10,492                    9,890
 8/31/2009              11,205                   10,407
 9/30/2009              11,695                   10,809
 10/31/2009             11,190                   10,478
 11/30/2009             11,821                   11,069
 12/31/2009             12,147                   11,265
 1/31/2010              11,865                   10,948
 2/28/2010              12,377                   11,294
 3/31/2010              13,342                   12,029
 4/30/2010              13,765                   12,340
 5/31/2010              12,585                   11,326
 6/30/2010              11,635                   10,688
 7/31/2010              12,548                   11,412
 8/31/2010              11,791                   10,924
 9/30/2010              12,941                   11,771
 10/31/2010             13,424                   12,124
 11/30/2010             13,320                   12,060
 12/31/2010             14,618                   13,012
 1/31/2011              15,086                   13,306
 2/28/2011              15,902                   13,797
 3/31/2011              15,976                   13,852
 4/30/2011              16,384                   14,220
 5/31/2011              16,147                   14,070
 6/30/2011              15,865                   13,782
 7/31/2011              15,138                   13,325
 8/31/2011              13,861                   12,493
 9/30/2011              12,459                   11,549
 10/31/2011             14,188                   12,871
 11/30/2011             14,069                   12,804
 12/31/2011             14,180                   13,063
 1/31/2012              14,885                   13,557
 2/29/2012              15,746                   14,097
 3/31/2012              16,036                   14,515
 4/30/2012              15,709                   14,367
 5/31/2012              14,596                   13,524
 6/30/2012              15,383                   14,196
 7/31/2012              15,531                   14,343
 8/31/2012              16,147                   14,654
 9/30/2012              16,740                   15,119
 10/31/2012             16,785                   15,045
 11/30/2012             16,822                   15,039
 12/31/2012             17,334                   15,350
 1/31/2013              18,544                   16,347
 2/28/2013              18,781                   16,582
 3/31/2013              19,679                   17,239
 4/30/2013              19,887                   17,499
 5/31/2013              20,703                   17,949
 6/30/2013              20,473                   17,790
 7/31/2013              21,697                   18,751
 8/31/2013              21,059                   18,040
 9/30/2013              21,675                   18,492
 10/31/2013             22,773                   19,301
 11/30/2013             23,730                   19,840
 12/31/2013             24,361                   20,342
 1/31/2014              23,397                   19,620
 2/28/2014              24,191                   20,468
 3/31/2014              24,762                   20,957
 4/30/2014              24,925                   21,156
 5/31/2014              25,474                   21,466
 6/30/2014              26,164                   22,027
 7/31/2014              25,979                   21,651
 8/31/2014              26,803                   22,447
 9/30/2014              26,142                   21,984
 10/31/2014             26,342                   22,478
 11/30/2014             26,654                   22,938
 12/31/2014             26,854                   23,079
 1/31/2015              25,526                   22,156
 2/28/2015              27,329                   23,228
 3/31/2015              26,810                   22,912
 4/30/2015              27,352                   23,126
 5/31/2015              27,656                   23,404
 6/30/2015              27,211                   22,937
 7/31/2015              27,144                   23,038
 8/31/2015              25,497                   21,666
 9/30/2015              24,680                   21,012
 10/31/2015             26,691                   22,597
 11/30/2015             26,795                   22,683
 12/31/2015             25,957                   22,196
 1/31/2016              24,191                   21,049
 2/29/2016              24,235                   21,043
 3/31/2016              26,001                   22,559
 4/30/2016              26,706                   23,033
 5/31/2016              27,070                   23,391
 6/30/2016              27,040                   23,593
 7/31/2016              27,975                   24,278
 8/31/2016              28,309                   24,465
 9/30/2016              28,442                   24,414
 10/31/2016             27,960                   24,037
 11/30/2016             30,157                   25,409
 12/31/2016             30,913                   26,044
 1/31/2017              31,359                   26,230
 2/28/2017              32,316                   27,172
 3/31/2017              32,012                   26,896
 4/30/2017              32,234                   26,845
 5/31/2017              32,197                   26,819
 6/30/2017              32,739                   27,257
 7/31/2017              33,295                   27,620
 8/31/2017              32,984                   27,298
 9/30/2017              34,260                   28,106
 10/31/2017             34,757                   28,310
 11/30/2017             35,996                   29,177
 12/31/2017             36,835                   29,603
 1/31/2018              38,727                   30,748
 2/28/2018              36,813                   29,279
 3/31/2018              35,982                   28,764
 4/30/2018              36,034                   28,859
 5/31/2018              36,382                   29,031
 6/30/2018              36,123                   29,103
 7/31/2018              37,622                   30,254
 8/31/2018              38,171                   30,702
 9/30/2018              38,208                   30,763
 10/31/2018             35,781                   29,170


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        2.95%      9.46%     13.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2008                     $10,000                    $10,000
 11/30/2008                       9,387                      9,458
 12/31/2008                      10,096                      9,956
 1/31/2009                        8,703                      9,027
 2/28/2009                        7,634                      8,113
 3/31/2009                        8,466                      8,648
 4/30/2009                       10,026                      9,763
 5/31/2009                       11,516                     10,998
 6/30/2009                       11,341                     10,884
 7/31/2009                       12,691                     11,906
 8/31/2009                       13,418                     12,477
 9/30/2009                       14,102                     12,992
 10/31/2009                      13,541                     12,783
 11/30/2009                      13,944                     13,099
 12/31/2009                      14,102                     13,308
 1/31/2010                       13,287                     12,684
 2/28/2010                       13,339                     12,672
 3/31/2010                       14,391                     13,487
 4/30/2010                       14,145                     13,286
 5/31/2010                       12,489                     11,820
 6/30/2010                       12,270                     11,649
 7/31/2010                       13,804                     12,726
 8/31/2010                       13,129                     12,345
 9/30/2010                       14,540                     13,530
 10/31/2010                      15,048                     14,012
 11/30/2010                      14,294                     13,418
 12/31/2010                      15,627                     14,499
 1/31/2011                       16,293                     14,811
 2/28/2011                       16,836                     15,360
 3/31/2011                       16,372                     15,052
 4/30/2011                       17,248                     15,872
 5/31/2011                       16,626                     15,402
 6/30/2011                       16,398                     15,182
 7/31/2011                       15,872                     14,932
 8/31/2011                       14,172                     13,670
 9/30/2011                       12,621                     12,297
 10/31/2011                      13,839                     13,493
 11/30/2011                      13,383                     12,869
 12/31/2011                      13,024                     12,729
 1/31/2012                       13,900                     13,416
 2/29/2012                       14,628                     14,154
 3/31/2012                       14,505                     14,049
 4/30/2012                       13,988                     13,810
 5/31/2012                       12,261                     12,236
 6/30/2012                       13,129                     13,038
 7/31/2012                       13,076                     13,200
 8/31/2012                       13,620                     13,577
 9/30/2012                       14,102                     13,989
 10/31/2012                      14,277                     14,087
 11/30/2012                      14,505                     14,383
 12/31/2012                      15,215                     14,818
 1/31/2013                       15,933                     15,547
 2/28/2013                       15,451                     15,392
 3/31/2013                       15,504                     15,514
 4/30/2013                       16,266                     16,220
 5/31/2013                       16,074                     15,857
 6/30/2013                       15,504                     15,263
 7/31/2013                       16,564                     16,075
 8/31/2013                       16,450                     15,868
 9/30/2013                       17,686                     16,989
 10/31/2013                      18,300                     17,559
 11/30/2013                      18,370                     17,667
 12/31/2013                      18,773                     17,933
 1/31/2014                       18,089                     17,209
 2/28/2014                       19,124                     18,148
 3/31/2014                       18,983                     18,067
 4/30/2014                       19,308                     18,352
 5/31/2014                       19,527                     18,636
 6/30/2014                       19,763                     18,901
 7/31/2014                       19,325                     18,564
 8/31/2014                       19,334                     18,579
 9/30/2014                       18,484                     17,816
 10/31/2014                      18,168                     17,532
 11/30/2014                      18,177                     17,748
 12/31/2014                      17,502                     17,158
 1/31/2015                       17,388                     17,097
 2/28/2015                       18,633                     18,118
 3/31/2015                       18,238                     17,816
 4/30/2015                       19,238                     18,587
 5/31/2015                       19,246                     18,426
 6/30/2015                       18,694                     17,902
 7/31/2015                       18,510                     18,186
 8/31/2015                       17,134                     16,861
 9/30/2015                       15,968                     16,010
 10/31/2015                      17,195                     17,214
 11/30/2015                      16,968                     16,940
 12/31/2015                      16,424                     16,637
 1/31/2016                       15,145                     15,491
 2/29/2016                       14,663                     15,275
 3/31/2016                       15,776                     16,312
 4/30/2016                       16,538                     16,837
 5/31/2016                       16,231                     16,646
 6/30/2016                       15,644                     16,140
 7/31/2016                       16,337                     16,934
 8/31/2016                       16,775                     16,950
 9/30/2016                       16,959                     17,156
 10/31/2016                      17,178                     16,823
 11/30/2016                      17,257                     16,553
 12/31/2016                      17,835                     17,094
 1/31/2017                       18,598                     17,603
 2/28/2017                       18,475                     17,806
 3/31/2017                       18,887                     18,258
 4/30/2017                       19,159                     18,646
 5/31/2017                       19,492                     19,267
 6/30/2017                       19,702                     19,286
 7/31/2017                       20,631                     19,860
 8/31/2017                       20,613                     19,855
 9/30/2017                       21,350                     20,370
 10/31/2017                      21,735                     20,648
 11/30/2017                      21,954                     20,857
 12/31/2017                      22,524                     21,232
 1/31/2018                       23,848                     22,221
 2/28/2018                       22,507                     21,165
 3/31/2018                       22,244                     20,799
 4/30/2018                       22,840                     21,276
 5/31/2018                       22,016                     20,873
 6/30/2018                       21,516                     20,644
 7/31/2018                       22,200                     21,151
 8/31/2018                       21,429                     20,751
 9/30/2018                       21,805                     20,914
 10/31/2018                      19,974                     19,252


AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.10%      1.77%     7.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2008                  $10,000                      $10,000
11/30/2008                   10,264                       10,408
12/31/2008                   11,318                       11,219
 1/31/2009                   10,542                       10,631
 2/28/2009                    9,180                        9,233
 3/31/2009                    9,590                        9,559
 4/30/2009                    9,985                       10,048
 5/31/2009                   11,215                       11,278
 6/30/2009                   11,962                       11,995
 7/31/2009                   12,211                       12,295
 8/31/2009                   12,855                       12,985
 9/30/2009                   12,723                       12,933
10/31/2009                   12,269                       12,460
11/30/2009                   11,772                       12,015
12/31/2009                   11,728                       11,790
 1/31/2010                   11,889                       12,045
 2/28/2010                   12,123                       12,273
 3/31/2010                   12,738                       12,832
 4/30/2010                   13,119                       13,179
 5/31/2010                   12,020                       12,265
 6/30/2010                   12,211                       12,319
 7/31/2010                   12,430                       12,469
 8/31/2010                   12,094                       12,205
 9/30/2010                   12,621                       12,704
10/31/2010                   12,357                       12,599
11/30/2010                   12,665                       12,845
12/31/2010                   13,836                       14,141
 1/31/2011                   14,158                       14,309
 2/28/2011                   14,817                       14,885
 3/31/2011                   13,895                       13,966
 4/30/2011                   13,821                       13,979
 5/31/2011                   13,587                       13,771
 6/30/2011                   14,275                       14,284
 7/31/2011                   14,802                       14,877
 8/31/2011                   14,407                       14,269
 9/30/2011                   14,334                       14,282
10/31/2011                   13,602                       13,755
11/30/2011                   13,821                       13,383
12/31/2011                   13,748                       13,591
 1/31/2012                   14,627                       14,149
 2/29/2012                   14,641                       14,303
 3/31/2012                   15,066                       14,685
 4/30/2012                   14,758                       14,472
 5/31/2012                   13,529                       13,270
 6/30/2012                   14,246                       13,837
 7/31/2012                   13,763                       13,620
 8/31/2012                   13,777                       13,542
 9/30/2012                   13,968                       13,917
10/31/2012                   13,675                       13,616
11/30/2012                   13,880                       13,710
12/31/2012                   14,392                       14,136
 1/31/2013                   14,846                       14,665
 2/28/2013                   15,212                       15,163
 3/31/2013                   16,384                       16,388
 4/30/2013                   17,247                       17,465
 5/31/2013                   15,842                       16,081
 6/30/2013                   15,988                       16,038
 7/31/2013                   16,369                       16,299
 8/31/2013                   16,003                       16,078
 9/30/2013                   17,818                       17,909
10/31/2013                   17,862                       17,835
11/30/2013                   17,731                       17,718
12/31/2013                   17,862                       17,860
 1/31/2014                   17,687                       17,808
 2/28/2014                   17,613                       17,413
 3/31/2014                   17,701                       17,458
 4/30/2014                   17,438                       17,133
 5/31/2014                   17,892                       17,695
 6/30/2014                   19,165                       18,948
 7/31/2014                   19,048                       19,050
 8/31/2014                   19,224                       18,913
 9/30/2014                   18,638                       18,281
10/31/2014                   18,302                       17,792
11/30/2014                   17,613                       17,591
12/31/2014                   17,775                       17,776
 1/31/2015                   18,214                       18,372
 2/28/2015                   18,960                       19,034
 3/31/2015                   19,209                       19,402
 4/30/2015                   19,678                       19,764
 5/31/2015                   19,883                       19,998
 6/30/2015                   20,293                       20,290
 7/31/2015                   20,176                       20,212
 8/31/2015                   19,561                       19,520
 9/30/2015                   18,960                       18,819
10/31/2015                   19,956                       20,075
11/30/2015                   20,410                       20,331
12/31/2015                   20,337                       20,499
 1/31/2016                   19,327                       19,194
 2/29/2016                   18,653                       18,996
 3/31/2016                   19,868                       20,181
 4/30/2016                   20,117                       21,059
 5/31/2016                   20,630                       21,064
 6/30/2016                   20,542                       20,939
 7/31/2016                   21,654                       22,062
 8/31/2016                   21,142                       21,281
 9/30/2016                   22,430                       22,428
10/31/2016                   22,855                       22,727
11/30/2016                   22,123                       21,658
12/31/2016                   22,299                       22,050
 1/31/2017                   23,280                       22,883
 2/28/2017                   24,070                       23,586
 3/31/2017                   24,202                       23,543
 4/30/2017                   24,480                       23,946
 5/31/2017                   25,403                       24,826
 6/30/2017                   25,974                       25,060
 7/31/2017                   26,808                       25,728
 8/31/2017                   27,394                       26,207
 9/30/2017                   28,009                       26,622
10/31/2017                   29,048                       27,534
11/30/2017                   29,780                       28,503
12/31/2017                   30,381                       28,943
 1/31/2018                   31,830                       30,170
 2/28/2018                   31,127                       29,806
 3/31/2018                   30,922                       29,549
 4/30/2018                   30,864                       29,589
 5/31/2018                   30,469                       29,522
 6/30/2018                   29,663                       28,618
 7/31/2018                   29,649                       28,370
 8/31/2018                   29,224                       28,189
 9/30/2018                   29,736                       28,582
10/31/2018                   26,881                       25,878


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -7.46%     8.52%     10.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2008             $10,000                      $10,000
11/30/2008               9,040                        8,909
12/31/2008              10,028                        9,944
 1/31/2009               8,795                        8,849
 2/28/2009               8,311                        8,299
 3/31/2009               9,601                        9,489
 4/30/2009              11,037                       11,187
 5/31/2009              13,889                       13,870
 6/30/2009              14,001                       14,260
 7/31/2009              16,027                       16,319
 8/31/2009              16,755                       17,158
 9/30/2009              18,066                       18,595
10/31/2009              18,472                       19,041
11/30/2009              19,334                       19,588
12/31/2009              19,846                       20,371
 1/31/2010              18,774                       19,068
 2/28/2010              19,110                       19,307
 3/31/2010              20,687                       20,899
 4/30/2010              20,974                       21,483
 5/31/2010              18,073                       18,239
 6/30/2010              17,856                       18,135
 7/31/2010              19,839                       19,980
 8/31/2010              19,818                       19,936
 9/30/2010              22,824                       22,929
10/31/2010              23,812                       23,947
11/30/2010              23,497                       23,627
12/31/2010              25,802                       26,012
 1/31/2011              25,256                       25,255
 2/28/2011              25,417                       25,394
 3/31/2011              25,957                       26,173
 4/30/2011              27,064                       27,232
 5/31/2011              26,265                       26,608
 6/30/2011              25,382                       25,662
 7/31/2011              25,802                       26,041
 8/31/2011              24,008                       24,230
 9/30/2011              19,530                       19,824
10/31/2011              22,586                       23,072
11/30/2011              21,983                       21,499
12/31/2011              20,701                       20,810
 1/31/2012              22,845                       22,970
 2/29/2012              24,569                       24,756
 3/31/2012              24,219                       23,981
 4/30/2012              24,121                       24,111
 5/31/2012              21,114                       20,981
 6/30/2012              21,563                       21,275
 7/31/2012              21,885                       21,974
 8/31/2012              22,621                       22,325
 9/30/2012              23,742                       23,513
10/31/2012              24,275                       23,998
11/30/2012              24,625                       24,235
12/31/2012              25,781                       24,843
 1/31/2013              27,078                       26,160
 2/28/2013              27,197                       26,470
 3/31/2013              27,316                       26,537
 4/30/2013              26,868                       26,326
 5/31/2013              24,877                       24,388
 6/30/2013              23,118                       22,302
 7/31/2013              24,261                       23,194
 8/31/2013              24,457                       23,395
 9/30/2013              26,174                       25,195
10/31/2013              26,938                       25,637
11/30/2013              25,992                       24,554
12/31/2013              26,314                       24,670
 1/31/2014              25,074                       23,527
 2/28/2014              26,524                       24,794
 3/31/2014              26,917                       25,251
 4/30/2014              26,987                       25,416
 5/31/2014              27,015                       25,624
 6/30/2014              27,225                       25,762
 7/31/2014              27,800                       26,324
 8/31/2014              28,234                       26,526
 9/30/2014              25,634                       24,089
10/31/2014              26,006                       24,373
11/30/2014              24,982                       23,601
12/31/2014              24,261                       23,009
 1/31/2015              23,686                       22,556
 2/28/2015              24,842                       23,650
 3/31/2015              24,499                       23,224
 4/30/2015              26,482                       24,557
 5/31/2015              26,776                       24,437
 6/30/2015              24,891                       22,678
 7/31/2015              23,679                       21,654
 8/31/2015              21,661                       19,635
 9/30/2015              21,352                       19,229
10/31/2015              22,929                       20,797
11/30/2015              22,859                       20,626
12/31/2015              23,497                       20,976
 1/31/2016              21,794                       19,153
 2/29/2016              22,123                       19,621
 3/31/2016              24,765                       21,886
 4/30/2016              25,102                       22,279
 5/31/2016              24,828                       21,908
 6/30/2016              25,242                       22,057
 7/31/2016              26,987                       23,688
 8/31/2016              26,797                       23,511
 9/30/2016              27,596                       24,004
10/31/2016              26,755                       22,994
11/30/2016              26,237                       22,626
12/31/2016              25,957                       22,545
 1/31/2017              27,134                       23,272
 2/28/2017              27,905                       23,938
 3/31/2017              28,381                       24,290
 4/30/2017              28,108                       24,191
 5/31/2017              28,080                       24,341
 6/30/2017              29,131                       25,093
 7/31/2017              30,063                       25,709
 8/31/2017              30,385                       26,002
 9/30/2017              30,399                       26,162
10/31/2017              31,093                       26,845
11/30/2017              31,472                       27,353
12/31/2017              32,614                       28,404
 1/31/2018              33,994                       29,645
 2/28/2018              32,887                       28,726
 3/31/2018              32,425                       27,888
 4/30/2018              32,327                       28,026
 5/31/2018              32,880                       28,160
 6/30/2018              31,927                       27,349
 7/31/2018              32,025                       27,407
 8/31/2018              31,303                       26,958
 9/30/2018              31,303                       26,922
10/31/2018              28,563                       24,430


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.14%     1.18%     11.07%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                    The United Kingdom       MSCI United Kingdom
                   Small Company Series   Small Cap Index (net dividends)
                   --------------------      ---------------------
10/31/2008               $10,000                  $10,000
11/30/2008                 9,293                    9,073
12/31/2008                 9,087                    8,842
1/31/2009                  8,865                    8,794
2/28/2009                  8,501                    8,502
3/31/2009                  8,870                    8,996
4/30/2009                 10,729                   11,062
5/31/2009                 11,827                   12,230
6/30/2009                 11,885                   12,317
7/31/2009                 12,914                   13,450
8/31/2009                 13,923                   14,747
9/30/2009                 14,329                   15,087
10/31/2009                14,351                   15,109
11/30/2009                14,308                   14,952
12/31/2009                14,609                   15,321
1/31/2010                 14,467                   15,250
2/28/2010                 13,970                   14,567
3/31/2010                 15,143                   15,851
4/30/2010                 15,702                   16,483
5/31/2010                 13,928                   14,502
6/30/2010                 14,192                   14,565
7/31/2010                 16,109                   16,317
8/31/2010                 15,517                   15,873
9/30/2010                 17,175                   17,622
10/31/2010                18,073                   18,374
11/30/2010                17,186                   17,608
12/31/2010                18,944                   19,451
1/31/2011                 19,219                   19,639
2/28/2011                 19,799                   20,157
3/31/2011                 19,435                   19,809
4/30/2011                 21,156                   21,625
5/31/2011                 21,030                   21,351
6/30/2011                 20,359                   20,632
7/31/2011                 20,227                   20,575
8/31/2011                 18,210                   18,476
9/30/2011                 16,373                   16,528
10/31/2011                18,110                   18,334
11/30/2011                17,561                   17,622
12/31/2011                17,017                   17,034
1/31/2012                 18,522                   18,762
2/29/2012                 20,032                   20,505
3/31/2012                 20,470                   20,572
4/30/2012                 20,824                   20,922
5/31/2012                 18,479                   18,330
6/30/2012                 19,388                   19,203
7/31/2012                 19,715                   19,552
8/31/2012                 20,797                   20,587
9/30/2012                 21,869                   21,686
10/31/2012                22,350                   22,135
11/30/2012                22,492                   22,143
12/31/2012                23,733                   23,161
1/31/2013                 24,155                   23,771
2/28/2013                 24,377                   23,905
3/31/2013                 25,106                   24,549
4/30/2013                 25,744                   25,162
5/31/2013                 25,987                   25,502
6/30/2013                 25,417                   24,583
7/31/2013                 27,571                   26,630
8/31/2013                 27,772                   26,995
9/30/2013                 29,652                   29,021
10/31/2013                30,713                   30,042
11/30/2013                31,415                   30,750
12/31/2013                33,152                   32,235
1/31/2014                 32,371                   31,550
2/28/2014                 35,280                   34,610
3/31/2014                 34,197                   33,361
4/30/2014                 33,638                   32,563
5/31/2014                 33,611                   32,626
6/30/2014                 33,585                   32,549
7/31/2014                 32,545                   31,629
8/31/2014                 33,041                   31,962
9/30/2014                 31,156                   30,087
10/31/2014                31,088                   29,895
11/30/2014                30,850                   29,905
12/31/2014                31,352                   30,396
1/31/2015                 30,649                   29,568
2/28/2015                 33,532                   32,489
3/31/2015                 31,795                   30,993
4/30/2015                 33,801                   32,981
5/31/2015                 35,507                   34,494
6/30/2015                 35,417                   34,537
7/31/2015                 35,491                   34,784
8/31/2015                 34,002                   33,415
9/30/2015                 32,978                   32,183
10/31/2015                34,182                   33,609
11/30/2015                34,129                   33,336
12/31/2015                33,770                   32,980
1/31/2016                 31,098                   29,779
2/29/2016                 30,544                   29,467
3/31/2016                 32,376                   31,545
4/30/2016                 32,545                   31,968
5/31/2016                 33,073                   32,889
6/30/2016                 28,907                   28,214
7/31/2016                 30,470                   29,836
8/31/2016                 31,125                   30,336
9/30/2016                 31,167                   30,594
10/31/2016                28,775                   28,268
11/30/2016                29,467                   28,902
12/31/2016                30,037                   29,533
1/31/2017                 30,998                   30,207
2/28/2017                 31,473                   30,914
3/31/2017                 32,286                   31,408
4/30/2017                 34,736                   33,927
5/31/2017                 35,116                   34,611
6/30/2017                 34,424                   33,831
7/31/2017                 35,781                   35,306
8/31/2017                 35,137                   34,912
9/30/2017                 36,975                   36,680
10/31/2017                37,371                   37,350
11/30/2017                37,339                   37,489
12/31/2017                38,749                   39,116
1/31/2018                 39,995                   40,520
2/28/2018                 37,260                   38,102
3/31/2018                 37,893                   38,534
4/30/2018                 39,118                   39,909
5/31/2018                 39,050                   39,782
6/30/2018                 38,712                   39,465
7/31/2018                 38,506                   39,335
8/31/2018                 37,920                   38,751
9/30/2018                 37,482                   37,942
10/31/2018                34,044                   34,418

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.90%      2.08%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2008             $10,000                        $10,000
 11/30/2008               9,221                          9,171
 12/31/2008              10,183                         10,018
 1/31/2009                9,027                          9,119
 2/28/2009                8,248                          8,316
 3/31/2009                8,847                          8,959
 4/30/2009               10,296                         10,824
 5/31/2009               11,787                         12,440
 6/30/2009               11,643                         12,280
 7/31/2009               12,570                         13,383
 8/31/2009               13,624                         14,756
 9/30/2009               14,790                         16,170
 10/31/2009              14,378                         15,729
 11/30/2009              14,815                         16,052
 12/31/2009              14,769                         16,125
 1/31/2010               14,526                         15,910
 2/28/2010               14,219                         15,457
 3/31/2010               15,277                         16,710
 4/30/2010               15,132                         16,605
 5/31/2010               12,982                         14,036
 6/30/2010               12,901                         13,826
 7/31/2010               14,445                         15,483
 8/31/2010               13,786                         14,747
 9/30/2010               15,682                         17,023
 10/31/2010              16,588                         18,115
 11/30/2010              15,301                         16,742
 12/31/2010              17,286                         19,086
 1/31/2011               17,779                         19,518
 2/28/2011               18,086                         19,849
 3/31/2011               18,696                         20,519
 4/30/2011               19,961                         21,952
 5/31/2011               19,288                         21,115
 6/30/2011               18,668                         20,433
 7/31/2011               17,614                         19,193
 8/31/2011               15,805                         17,188
 9/30/2011               13,426                         14,606
 10/31/2011              14,804                         16,206
 11/30/2011              13,828                         14,940
 12/31/2011              13,285                         14,432
 1/31/2012               14,551                         15,863
 2/29/2012               15,485                         17,081
 3/31/2012               15,513                         16,942
 4/30/2012               15,153                         16,660
 5/31/2012               13,084                         14,375
 6/30/2012               13,659                         15,084
 7/31/2012               13,521                         15,030
 8/31/2012               14,138                         15,685
 9/30/2012               14,885                         16,530
 10/31/2012              15,143                         16,814
 11/30/2012              15,347                         17,072
 12/31/2012              16,274                         17,993
 1/31/2013               17,508                         19,458
 2/28/2013               17,335                         19,398
 3/31/2013               16,947                         18,900
 4/30/2013               17,645                         19,634
 5/31/2013               17,973                         20,079
 6/30/2013               17,381                         19,186
 7/31/2013               18,897                         20,931
 8/31/2013               18,921                         20,892
 9/30/2013               20,578                         22,678
 10/31/2013              21,755                         24,043
 11/30/2013              22,150                         24,471
 12/31/2013              22,774                         25,106
 1/31/2014               22,633                         24,898
 2/28/2014               24,625                         27,074
 3/31/2014               24,751                         27,097
 4/30/2014               24,995                         27,211
 5/31/2014               25,097                         27,517
 6/30/2014               24,878                         27,248
 7/31/2014               23,426                         25,641
 8/31/2014               23,148                         25,435
 9/30/2014               21,914                         24,033
 10/31/2014              21,265                         23,248
 11/30/2014              21,777                         23,929
 12/31/2014              21,086                         23,358
 1/31/2015               21,230                         23,412
 2/28/2015               22,697                         25,139
 3/31/2015               22,587                         24,886
 4/30/2015               23,796                         26,217
 5/31/2015               23,824                         26,043
 6/30/2015               23,327                         25,427
 7/31/2015               23,983                         26,370
 8/31/2015               23,088                         25,351
 9/30/2015               22,274                         24,494
 10/31/2015              23,352                         25,894
 11/30/2015              23,313                         25,826
 12/31/2015              23,609                         26,209
 1/31/2016               22,009                         24,137
 2/29/2016               21,974                         24,221
 3/31/2016               23,849                         26,394
 4/30/2016               24,343                         26,723
 5/31/2016               24,395                         26,838
 6/30/2016               23,060                         25,094
 7/31/2016               24,586                         26,722
 8/31/2016               24,907                         26,950
 9/30/2016               25,527                         27,597
 10/31/2016              24,776                         26,571
 11/30/2016              23,860                         25,491
 12/31/2016              25,097                         26,839
 1/31/2017               26,200                         27,887
 2/28/2017               26,479                         28,205
 3/31/2017               27,617                         29,376
 4/30/2017               29,330                         31,183
 5/31/2017               30,945                         32,863
 6/30/2017               30,959                         32,701
 7/31/2017               32,147                         34,183
 8/31/2017               32,228                         34,476
 9/30/2017               33,313                         35,655
 10/31/2017              33,268                         35,666
 11/30/2017              33,335                         35,846
 12/31/2017              34,054                         36,763
 1/31/2018               36,408                         39,277
 2/28/2018               34,868                         37,545
 3/31/2018               34,350                         36,854
 4/30/2018               34,434                         37,476
 5/31/2018               33,757                         36,547
 6/30/2018               33,081                         36,094
 7/31/2018               33,994                         37,000
 8/31/2018               33,585                         36,667
 9/30/2018               32,936                         35,922
 10/31/2018              29,683                         32,281

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR   FIVE YEARS TEN YEARS
--------------                      ----------  ---------- ---------
                                        -10.78%      6.41%     11.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2008                 $10,000                      $10,000
 11/30/2008                   8,708                        9,098
 12/31/2008                   9,375                        9,549
 1/31/2009                    9,438                        9,645
 2/28/2009                    8,583                        8,887
 3/31/2009                    9,125                        9,395
 4/30/2009                   11,042                       10,906
 5/31/2009                   13,208                       13,213
 6/30/2009                   12,396                       12,412
 7/31/2009                   13,958                       13,959
 8/31/2009                   14,417                       14,486
 9/30/2009                   16,479                       16,276
 10/31/2009                  16,167                       16,384
 11/30/2009                  17,542                       17,758
 12/31/2009                  18,667                       18,802
 1/31/2010                   17,792                       18,021
 2/28/2010                   18,854                       19,219
 3/31/2010                   20,354                       20,859
 4/30/2010                   21,083                       21,730
 5/31/2010                   19,062                       19,813
 6/30/2010                   18,187                       18,884
 7/31/2010                   19,667                       20,421
 8/31/2010                   19,437                       20,357
 9/30/2010                   21,729                       22,586
 10/31/2010                  23,146                       23,954
 11/30/2010                  24,271                       24,961
 12/31/2010                  26,750                       27,257
 1/31/2011                   26,625                       26,938
 2/28/2011                   28,458                       28,719
 3/31/2011                   28,500                       28,726
 4/30/2011                   29,042                       29,597
 5/31/2011                   27,833                       28,406
 6/30/2011                   26,292                       26,958
 7/31/2011                   26,688                       27,671
 8/31/2011                   24,667                       26,025
 9/30/2011                   20,000                       21,261
 10/31/2011                  23,208                       24,293
 11/30/2011                  22,396                       23,659
 12/31/2011                  22,042                       23,172
 1/31/2012                   23,938                       25,071
 2/29/2012                   24,854                       25,968
 3/31/2012                   23,750                       24,596
 4/30/2012                   23,208                       24,398
 5/31/2012                   20,500                       21,553
 6/30/2012                   20,542                       21,486
 7/31/2012                   21,104                       22,229
 8/31/2012                   22,000                       23,153
 9/30/2012                   22,938                       24,322
 10/31/2012                  22,625                       23,886
 11/30/2012                  22,250                       23,352
 12/31/2012                  22,771                       23,733
 1/31/2013                   23,438                       24,219
 2/28/2013                   22,292                       23,045
 3/31/2013                   22,938                       23,590
 4/30/2013                   22,188                       23,057
 5/31/2013                   21,833                       22,491
 6/30/2013                   20,938                       21,104
 7/31/2013                   22,479                       22,726
 8/31/2013                   22,271                       22,472
 9/30/2013                   23,271                       23,338
 10/31/2013                  23,917                       23,864
 11/30/2013                  23,604                       23,282
 12/31/2013                  24,188                       23,861
 1/31/2014                   23,438                       23,057
 2/28/2014                   24,938                       24,659
 3/31/2014                   25,292                       24,879
 4/30/2014                   26,396                       25,829
 5/31/2014                   26,438                       25,852
 6/30/2014                   28,438                       28,049
 7/31/2014                   27,104                       26,824
 8/31/2014                   28,042                       27,746
 9/30/2014                   24,833                       24,810
 10/31/2014                  23,000                       23,148
 11/30/2014                  22,354                       22,501
 12/31/2014                  21,833                       21,915
 1/31/2015                   19,625                       19,835
 2/28/2015                   20,833                       20,951
 3/31/2015                   19,896                       20,050
 4/30/2015                   22,083                       22,016
 5/31/2015                   21,313                       21,277
 6/30/2015                   20,438                       20,548
 7/31/2015                   17,938                       18,532
 8/31/2015                   17,438                       17,586
 9/30/2015                   16,188                       16,534
 10/31/2015                  17,250                       17,424
 11/30/2015                  16,604                       16,927
 12/31/2015                  15,813                       15,731
 1/31/2016                   15,083                       15,029
 2/29/2016                   16,354                       16,276
 3/31/2016                   18,104                       18,165
 4/30/2016                   20,750                       20,392
 5/31/2016                   19,958                       19,651
 6/30/2016                   20,938                       20,480
 7/31/2016                   21,583                       21,342
 8/31/2016                   21,125                       20,680
 9/30/2016                   21,563                       20,941
 10/31/2016                  20,833                       20,049
 11/30/2016                  21,354                       20,207
 12/31/2016                  21,896                       20,588
 1/31/2017                   22,875                       21,456
 2/28/2017                   22,375                       21,239
 3/31/2017                   22,771                       21,472
 4/30/2017                   21,875                       20,733
 5/31/2017                   21,583                       20,566
 6/30/2017                   22,521                       21,388
 7/31/2017                   23,188                       21,911
 8/31/2017                   23,479                       22,144
 9/30/2017                   23,896                       22,497
 10/31/2017                  23,354                       22,166
 11/30/2017                  23,250                       22,073
 12/31/2017                  24,333                       23,253
 1/31/2018                   24,375                       23,262
 2/28/2018                   22,604                       21,506
 3/31/2018                   22,438                       21,355
 4/30/2018                   23,458                       22,070
 5/31/2018                   23,833                       22,506
 6/30/2018                   23,667                       22,638
 7/31/2018                   23,708                       22,574
 8/31/2018                   23,167                       22,686
 9/30/2018                   23,000                       22,509
 10/31/2018                  20,917                       20,575

AVERAGE ANNUAL                         ONE        FIVE        TEN
TOTAL RETURN                           YEAR       YEARS      YEARS
--------------                      ----------  ---------  --------
                                        -10.44%     -2.64%     7.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2008                 $10,000                   $10,000
 11/30/2008                   9,096                     9,247
 12/31/2008                   9,809                     9,968
 1/31/2009                    9,057                     9,325
 2/28/2009                    8,471                     8,799
 3/31/2009                    9,694                    10,063
 4/30/2009                   11,134                    11,738
 5/31/2009                   13,032                    13,743
 6/30/2009                   12,921                    13,558
 7/31/2009                   14,403                    15,083
 8/31/2009                   14,454                    15,029
 9/30/2009                   15,732                    16,393
 10/31/2009                  15,406                    16,413
 11/30/2009                  16,327                    17,118
 12/31/2009                  16,917                    17,794
 1/31/2010                   15,996                    16,802
 2/28/2010                   16,191                    16,861
 3/31/2010                   17,550                    18,222
 4/30/2010                   17,656                    18,443
 5/31/2010                   16,017                    16,821
 6/30/2010                   16,042                    16,697
 7/31/2010                   17,456                    18,088
 8/31/2010                   17,053                    17,736
 9/30/2010                   18,994                    19,707
 10/31/2010                  19,571                    20,280
 11/30/2010                  19,134                    19,744
 12/31/2010                  20,692                    21,153
 1/31/2011                   20,157                    20,579
 2/28/2011                   20,017                    20,387
 3/31/2011                   21,134                    21,586
 4/30/2011                   21,873                    22,256
 5/31/2011                   21,270                    21,672
 6/30/2011                   21,019                    21,338
 7/31/2011                   20,858                    21,244
 8/31/2011                   19,172                    19,345
 9/30/2011                   16,272                    16,525
 10/31/2011                  18,310                    18,714
 11/30/2011                  17,677                    17,466
 12/31/2011                  17,163                    17,256
 1/31/2012                   19,002                    19,213
 2/29/2012                   20,034                    20,364
 3/31/2012                   19,516                    19,684
 4/30/2012                   19,168                    19,449
 5/31/2012                   17,104                    17,268
 6/30/2012                   17,953                    17,934
 7/31/2012                   18,098                    18,284
 8/31/2012                   18,221                    18,223
 9/30/2012                   19,240                    19,323
 10/31/2012                  19,142                    19,206
 11/30/2012                  19,393                    19,450
 12/31/2012                  20,531                    20,401
 1/31/2013                   20,637                    20,682
 2/28/2013                   20,399                    20,422
 3/31/2013                   20,110                    20,070
 4/30/2013                   20,340                    20,222
 5/31/2013                   19,682                    19,703
 6/30/2013                   18,446                    18,448
 7/31/2013                   18,718                    18,641
 8/31/2013                   18,280                    18,321
 9/30/2013                   19,584                    19,512
 10/31/2013                  20,480                    20,460
 11/30/2013                  20,174                    20,161
 12/31/2013                  19,970                    19,870
 1/31/2014                   18,586                    18,580
 2/28/2014                   19,261                    19,195
 3/31/2014                   19,941                    19,784
 4/30/2014                   20,059                    19,850
 5/31/2014                   20,743                    20,543
 6/30/2014                   21,321                    21,089
 7/31/2014                   21,575                    21,497
 8/31/2014                   22,251                    21,981
 9/30/2014                   20,616                    20,352
 10/31/2014                  20,837                    20,592
 11/30/2014                  20,637                    20,374
 12/31/2014                  19,707                    19,435
 1/31/2015                   19,839                    19,552
 2/28/2015                   20,446                    20,157
 3/31/2015                   20,021                    19,870
 4/30/2015                   21,363                    21,399
 5/31/2015                   20,505                    20,542
 6/30/2015                   20,013                    20,008
 7/31/2015                   18,730                    18,621
 8/31/2015                   17,185                    16,937
 9/30/2015                   16,726                    16,428
 10/31/2015                  17,741                    17,599
 11/30/2015                  17,125                    16,913
 12/31/2015                  16,658                    16,536
 1/31/2016                   15,962                    15,463
 2/29/2016                   15,864                    15,438
 3/31/2016                   17,966                    17,481
 4/30/2016                   18,076                    17,576
 5/31/2016                   17,376                    16,920
 6/30/2016                   18,293                    17,596
 7/31/2016                   19,236                    18,482
 8/31/2016                   19,469                    18,941
 9/30/2016                   19,728                    19,185
 10/31/2016                  19,771                    19,230
 11/30/2016                  18,747                    18,345
 12/31/2016                  18,756                    18,386
 1/31/2017                   19,877                    19,392
 2/28/2017                   20,548                    19,985
 3/31/2017                   21,210                    20,490
 4/30/2017                   21,626                    20,939
 5/31/2017                   22,276                    21,558
 6/30/2017                   22,488                    21,775
 7/31/2017                   23,677                    23,073
 8/31/2017                   24,178                    23,587
 9/30/2017                   23,949                    23,493
 10/31/2017                  24,764                    24,317
 11/30/2017                  24,845                    24,366
 12/31/2017                  25,694                    25,240
 1/31/2018                   27,639                    27,344
 2/28/2018                   26,314                    26,083
 3/31/2018                   26,191                    25,598
 4/30/2018                   25,860                    25,485
 5/31/2018                   24,849                    24,582
 6/30/2018                   23,792                    23,560
 7/31/2018                   24,658                    24,078
 8/31/2018                   24,098                    23,427
 9/30/2018                   23,813                    23,303
 10/31/2018                  21,834                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -11.83%     1.29%     8.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/31/2008           $10,000                   $10,000
11/30/2008             9,393                     9,247
12/31/2008            10,727                     9,968
1/31/2009              9,910                     9,325
2/28/2009              9,303                     8,799
3/31/2009             10,586                    10,063
4/30/2009             12,732                    11,738
5/31/2009             15,624                    13,743
6/30/2009             15,549                    13,558
7/31/2009             17,539                    15,083
8/31/2009             17,749                    15,029
9/30/2009             19,233                    16,393
10/31/2009            19,218                    16,413
11/30/2009            20,361                    17,118
12/31/2009            21,484                    17,794
1/31/2010             20,541                    16,802
2/28/2010             20,897                    16,861
3/31/2010             22,687                    18,222
4/30/2010             23,063                    18,443
5/31/2010             20,752                    16,821
6/30/2010             21,308                    16,697
7/31/2010             23,273                    18,088
8/31/2010             23,388                    17,736
9/30/2010             26,236                    19,707
10/31/2010            27,283                    20,280
11/30/2010            26,556                    19,744
12/31/2010            28,085                    21,153
1/31/2011             26,907                    20,579
2/28/2011             26,125                    20,387
3/31/2011             27,584                    21,586
4/30/2011             29,043                    22,256
5/31/2011             28,396                    21,672
6/30/2011             28,391                    21,338
7/31/2011             28,717                    21,244
8/31/2011             26,000                    19,345
9/30/2011             21,383                    16,525
10/31/2011            23,754                    18,714
11/30/2011            22,607                    17,466
12/31/2011            22,005                    17,256
1/31/2012             24,496                    19,213
2/29/2012             26,506                    20,364
3/31/2012             25,835                    19,684
4/30/2012             25,218                    19,449
5/31/2012             22,922                    17,268
6/30/2012             23,799                    17,934
7/31/2012             23,519                    18,284
8/31/2012             24,135                    18,223
9/30/2012             25,549                    19,323
10/31/2012            25,464                    19,206
11/30/2012            25,915                    19,450
12/31/2012            27,519                    20,401
1/31/2013             28,035                    20,682
2/28/2013             28,331                    20,422
3/31/2013             28,211                    20,070
4/30/2013             28,787                    20,222
5/31/2013             28,391                    19,703
6/30/2013             25,935                    18,448
7/31/2013             26,065                    18,641
8/31/2013             24,987                    18,321
9/30/2013             26,822                    19,512
10/31/2013            27,860                    20,460
11/30/2013            27,474                    20,161
12/31/2013            27,258                    19,870
1/31/2014             26,100                    18,580
2/28/2014             27,273                    19,195
3/31/2014             28,216                    19,784
4/30/2014             28,451                    19,850
5/31/2014             29,429                    20,543
6/30/2014             30,201                    21,089
7/31/2014             30,276                    21,497
8/31/2014             31,218                    21,981
9/30/2014             29,679                    20,352
10/31/2014            29,419                    20,592
11/30/2014            29,098                    20,374
12/31/2014            28,211                    19,435
1/31/2015             28,672                    19,552
2/28/2015             29,414                    20,157
3/31/2015             29,198                    19,870
4/30/2015             31,283                    21,399
5/31/2015             30,862                    20,542
6/30/2015             29,815                    20,008
7/31/2015             27,995                    18,621
8/31/2015             25,263                    16,937
9/30/2015             25,228                    16,428
10/31/2015            26,647                    17,599
11/30/2015            26,105                    16,913
12/31/2015            25,870                    16,536
1/31/2016             24,341                    15,463
2/29/2016             24,241                    15,438
3/31/2016             27,228                    17,481
4/30/2016             27,930                    17,576
5/31/2016             26,772                    16,920
6/30/2016             28,256                    17,596
7/31/2016             29,905                    18,482
8/31/2016             30,100                    18,941
9/30/2016             30,607                    19,185
10/31/2016            30,496                    19,230
11/30/2016            28,652                    18,345
12/31/2016            28,832                    18,386
1/31/2017             30,516                    19,392
2/28/2017             32,125                    19,985
3/31/2017             33,133                    20,490
4/30/2017             33,564                    20,939
5/31/2017             33,709                    21,558
6/30/2017             33,930                    21,775
7/31/2017             35,368                    23,073
8/31/2017             36,185                    23,587
9/30/2017             36,025                    23,493
10/31/2017            37,068                    24,317
11/30/2017            37,644                    24,366
12/31/2017            39,168                    25,240
1/31/2018             41,734                    27,344
2/28/2018             39,980                    26,083
3/31/2018             39,769                    25,598
4/30/2018             39,393                    25,485
5/31/2018             38,526                    24,582
6/30/2018             35,955                    23,560
7/31/2018             36,546                    24,078
8/31/2018             35,489                    23,427
9/30/2018             34,361                    23,303
10/31/2018            31,113                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.06%     2.23%     12.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 2.95% for the Series and 3.03% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks also detracted from relative performance. Conversely, the Series' emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%

MSCI World ex USA Mid Cap Index............................. -8.02%
MSCI World ex USA Small Cap Index........................... -7.75%
MSCI World ex USA Value Index............................... -7.54%
MSCI World ex USA Growth Index.............................. -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                                          RETURN IN U.S.
                                                             LOCAL RETURN    DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ --------------
China.......................................................    -16.33%       -16.73%
Korea.......................................................    -18.52%       -19.90%
Taiwan......................................................     -6.62%        -8.98%
India.......................................................     -0.01%       -12.42%
Brazil......................................................     18.95%         4.76%
South Africa................................................    -13.80%       -17.45%
Russia......................................................     22.79%        10.69%
Mexico......................................................     -9.54%       -14.55%
Thailand....................................................      4.01%         4.23%
Malaysia....................................................     -0.18%         0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Series held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.10% for the Series and -6.76% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series' focus on value stocks detracted from performance relative to the benchmark. Conversely, the Series' emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held over 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -7.46% for the Series and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.14% for the Series and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.90% for the Series and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.78% for the Series and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences detracted from the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.44% for the Series and -7.18% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to the smallest stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as the smallest stocks generally underperformed in Canada. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Series held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -11.83% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Series' greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -16.06% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Series' focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                                            --------- --------- ---------- ---------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.......................................... $1,000.00 $  993.00    0.11%     $0.55
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.65    0.11%     $0.56
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.......................................... $1,000.00 $  874.50    0.20%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.20    0.20%     $1.02

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                        --------- --------- ---------- ---------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.00    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  883.60    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  870.30    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $  862.00    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  891.70    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  844.30    0.12%     $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  789.80    0.22%     $0.99
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%     $1.12

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

Communication Services.   8.9%
Consumer Discretionary.   6.8%
Consumer Staples.......   5.2%
Energy.................  14.6%
Financials.............  22.6%
Health Care............  17.0%
Industrials............   8.9%
Information Technology.  11.3%
Materials..............   4.2%
Real Estate............   0.2%
Utilities..............   0.3%
                        -----
                        100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

Communication Services.   4.0%
Consumer Discretionary.  14.6%
Consumer Staples.......   3.5%
Energy.................  15.3%
Financials.............  29.4%
Health Care............   4.1%
Industrials............   8.8%
Information Technology.   2.5%
Materials..............  13.4%
Real Estate............   2.7%
Utilities..............   1.7%
                        -----
                        100.0%

                       THE JAPANESE SMALL COMPANY SERIES

Communication Services.   3.1%
Consumer Discretionary.  18.7%
Consumer Staples.......   8.0%
Energy.................   0.8%
Financials.............   8.7%
Health Care............   5.4%
Industrials............  28.8%
Information Technology.  13.1%
Materials..............  10.5%
Real Estate............   1.8%
Utilities..............   1.1%
                        -----
                        100.0%


                     THE ASIA PACIFIC SMALL COMPANY SERIES

Communication Services.   8.7%
Consumer Discretionary.  18.5%
Consumer Staples.......   7.2%
Energy.................   3.6%
Financials.............  11.1%
Health Care............   5.5%
Industrials............  15.2%
Information Technology.   6.9%
Materials..............  13.9%
Real Estate............   6.9%
Utilities..............   2.5%
                        -----
                        100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


                    THE UNITED KINGDOM SMALL COMPANY SERIES

Communication Services.   6.6%
Consumer Discretionary.  20.8%
Consumer Staples.......   4.8%
Energy.................   5.0%
Financials.............  16.4%
Health Care............   3.2%
Industrials............  26.4%
Information Technology.   5.7%
Materials..............   6.2%
Real Estate............   2.7%
Utilities..............   2.2%
                        -----
                        100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

Communication Services.   6.5%
Consumer Discretionary.   9.8%
Consumer Staples.......   5.5%
Energy.................   4.5%
Financials.............  11.9%
Health Care............   7.6%
Industrials............  26.4%
Information Technology.   9.6%
Materials..............   8.2%
Real Estate............   6.6%
Utilities..............   3.4%
                        -----
                        100.0%

                       THE CANADIAN SMALL COMPANY SERIES

Communication Services.   2.4%
Consumer Discretionary.   5.9%
Consumer Staples.......   5.4%
Energy.................  22.0%
Financials.............   9.4%
Health Care............   1.4%
Industrials............  12.3%
Information Technology.   4.8%
Materials..............  25.7%
Real Estate............   4.4%
Utilities..............   6.3%
                        -----
                        100.0%

                          THE EMERGING MARKETS SERIES

Communication Services.   9.9%
Consumer Discretionary.   8.5%
Consumer Staples.......   8.0%
Energy.................   8.2%
Financials.............  22.1%
Health Care............   2.5%
Industrials............   7.1%
Information Technology.  17.9%
Materials..............  10.7%
Real Estate............   2.2%
Utilities..............   2.9%
                        -----
                        100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

Communication Services.   3.7%
Consumer Discretionary.  15.7%
Consumer Staples.......   8.2%
Energy.................   1.5%
Financials.............   8.4%
Health Care............   7.0%
Industrials............  14.6%
Information Technology.  14.7%
Materials..............  12.9%
Real Estate............   7.5%
Utilities..............   5.8%
                        -----
                        100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
    AT&T, Inc........................................................ 34,933,504 $1,071,759,903       3.7%
*   Charter Communications, Inc., Class A............................    962,932    308,494,525       1.1%
    Comcast Corp., Class A........................................... 21,585,011    823,252,320       2.8%
    Other Securities.................................................               386,914,006       1.2%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             2,590,420,754       8.8%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.6%)
    Ford Motor Co.................................................... 16,051,999    153,296,590       0.5%
    General Motors Co................................................  6,055,833    221,582,929       0.8%
    Other Securities.................................................             1,604,291,957       5.5%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             1,979,171,476       6.8%
                                                                                 --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A............................  3,672,444    154,169,199       0.5%
    Walgreens Boots Alliance, Inc....................................  3,095,947    246,963,692       0.9%
    Walmart, Inc.....................................................  5,346,820    536,179,110       1.8%
    Other Securities.................................................               573,560,285       2.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,510,872,286       5.2%
                                                                                 --------------      ----
ENERGY -- (14.2%)
    Chevron Corp.....................................................  5,892,482    657,895,615       2.2%
    ConocoPhillips...................................................  4,754,869    332,365,343       1.1%
    Exxon Mobil Corp................................................. 14,096,229  1,123,187,527       3.8%
    Marathon Petroleum Corp..........................................  4,431,554    312,202,979       1.1%
    Occidental Petroleum Corp........................................  3,043,574    204,132,508       0.7%
    Valero Energy Corp...............................................  2,730,237    248,697,288       0.8%
    Other Securities.................................................             1,345,876,714       4.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             4,224,357,974      14.4%
                                                                                 --------------      ----
FINANCIALS -- (22.0%)
    Bank of America Corp............................................. 22,911,090    630,054,975       2.2%
    Bank of New York Mellon Corp. (The)..............................  4,090,441    193,600,573       0.7%
*   Berkshire Hathaway, Inc., Class B................................  2,931,466    601,771,341       2.1%
    Capital One Financial Corp.......................................  2,121,634    189,461,916       0.6%
    Citigroup, Inc...................................................  7,448,262    487,563,231       1.7%
    Goldman Sachs Group, Inc. (The)..................................  1,502,760    338,677,021       1.2%
    JPMorgan Chase & Co..............................................  5,691,942    620,535,517       2.1%
    Morgan Stanley...................................................  5,437,628    248,282,094       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    168,774,827       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    145,817,868       0.5%
    Wells Fargo & Co................................................. 17,488,141    930,893,745       3.2%
    Other Securities.................................................             1,985,908,260       6.7%
                                                                                 --------------      ----
TOTAL FINANCIALS                                                                  6,541,341,368      22.4%
                                                                                 --------------      ----
HEALTH CARE -- (16.5%)
    Abbott Laboratories..............................................  4,212,247    290,392,308       1.0%
    Aetna, Inc.......................................................  1,816,031    360,300,550       1.2%
    Anthem, Inc......................................................  1,376,563    379,339,466       1.3%
*   Centene Corp.....................................................  1,211,523    157,885,677       0.5%
    Cigna Corp.......................................................    814,507    174,149,742       0.6%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
      CVS Health Corp..................................................   4,705,478 $   340,629,552        1.2%
      Danaher Corp.....................................................   1,886,239     187,492,157        0.6%
*     Express Scripts Holding Co.......................................   2,740,464     265,742,794        0.9%
      Humana, Inc......................................................     545,028     174,632,422        0.6%
      Medtronic P.L.C..................................................   4,359,974     391,612,865        1.3%
      Pfizer, Inc......................................................  25,544,930   1,099,964,686        3.8%
      Thermo Fisher Scientific, Inc....................................   1,073,774     250,887,295        0.9%
      Other Securities.................................................                 844,289,133        2.9%
                                                                                    ---------------      -----
TOTAL HEALTH CARE.                                                                    4,917,318,647       16.8%
                                                                                    ---------------      -----
INDUSTRIALS -- (8.7%)
      Delta Air Lines, Inc.............................................   2,950,569     161,484,641        0.6%
      FedEx Corp.......................................................     947,923     208,865,354        0.7%
      Norfolk Southern Corp............................................   1,385,379     232,508,158        0.8%
      Republic Services, Inc...........................................   1,929,874     140,263,242        0.5%
*     United Continental Holdings, Inc.................................   1,696,416     145,060,532        0.5%
      Other Securities.................................................               1,703,425,795        5.7%
                                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................................               2,591,607,722        8.8%
                                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (11.0%)
      CA, Inc..........................................................   3,016,908     133,830,039        0.5%
      Cisco Systems, Inc...............................................   5,345,814     244,570,990        0.8%
      Fidelity National Information Services, Inc......................   1,297,798     135,100,772        0.5%
      HP, Inc..........................................................   9,619,949     232,225,569        0.8%
      Intel Corp.......................................................  22,880,867   1,072,655,045        3.7%
*     Micron Technology, Inc...........................................   5,266,057     198,635,670        0.7%
      Other Securities.................................................               1,247,474,861        4.2%
                                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................               3,264,492,946       11.2%
                                                                                    ---------------      -----
MATERIALS -- (4.1%)
      DowDuPont, Inc...................................................   3,009,073     162,249,216        0.6%
      Nucor Corp.......................................................   2,499,919     147,795,211        0.5%
      Other Securities.................................................                 909,072,691        3.1%
                                                                                    ---------------      -----
TOTAL MATERIALS........................................................               1,219,117,118        4.2%
                                                                                    ---------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................................                  51,111,313        0.2%
                                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................................                  80,311,092        0.3%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS....................................................              28,970,122,696       99.1%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%                                                          254,325,822     254,325,822        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund...................................  44,660,829     516,725,797        1.7%
                                                                                    ---------------      -----
      TOTAL INVESTMENTS--(100.0%) (Cost $22,308,146,322)...............             $29,741,174,315      101.7%
                                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,505    12/21/18  $217,728,490 $204,010,275  $(13,718,215)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $217,728,490 $204,010,275  $(13,718,215)
                                                                        ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                 LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                                             ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services................................... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary...................................   1,979,171,476            --   --      1,979,171,476
   Consumer Staples.........................................   1,510,872,286            --   --      1,510,872,286
   Energy...................................................   4,224,357,974            --   --      4,224,357,974
   Financials...............................................   6,541,341,368            --   --      6,541,341,368
   Health Care..............................................   4,917,318,647            --   --      4,917,318,647
   Industrials..............................................   2,591,607,722            --   --      2,591,607,722
   Information Technology...................................   3,264,492,946            --   --      3,264,492,946
   Materials................................................   1,219,117,118            --   --      1,219,117,118
   Real Estate..............................................      51,111,313            --   --         51,111,313
   Utilities................................................      80,311,092            --   --         80,311,092
Temporary Cash Investments..................................     254,325,822            --   --        254,325,822
Securities Lending Collateral...............................              --  $516,725,797   --        516,725,797
Futures Contracts**.........................................     (13,718,215)           --   --        (13,718,215)
                                                             ---------------  ------------   --    ---------------
TOTAL....................................................... $29,210,730,303  $516,725,797   --    $29,727,456,100
                                                             ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd....................... 10,195,581         $  187,666,580                1.5%
    Woodside Petroleum, Ltd..........................................  2,587,772             63,711,646                0.5%
    Other Securities.................................................                       430,286,109                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       681,664,335                5.6%
                                                                                         --------------               ----
AUSTRIA -- (0.0%)
    Other Securities.................................................                         6,092,849                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       131,301,630                1.1%
                                                                                         --------------               ----
CANADA -- (7.9%)
#   Bank of Montreal.................................................  1,488,882            111,279,041                0.9%
    Suncor Energy, Inc...............................................  3,317,433            111,282,512                0.9%
    Other Securities.................................................                       766,839,355                6.3%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       989,400,908                8.1%
                                                                                         --------------               ----
DENMARK -- (1.5%)
    Other Securities.................................................                       186,467,098                1.5%
                                                                                         --------------               ----
FINLAND -- (1.0%)
    Other Securities.................................................                       124,986,171                1.0%
                                                                                         --------------               ----
FRANCE -- (9.9%)
    AXA SA...........................................................  2,859,375             71,560,646                0.6%
    BNP Paribas SA...................................................  2,405,711            125,371,327                1.0%
    Cie de Saint-Gobain..............................................  1,493,206             56,251,213                0.5%
    Orange SA........................................................  5,978,647             93,316,814                0.8%
    Peugeot SA.......................................................  3,133,702             74,490,548                0.6%
    Renault SA.......................................................  1,007,824             75,258,162                0.6%
#   Total SA.........................................................  6,786,891            398,223,709                3.3%
    Other Securities.................................................                       335,898,281                2.7%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,230,370,700               10.1%
                                                                                         --------------               ----
GERMANY -- (6.7%)
    Bayerische Motoren Werke AG......................................  1,225,665            105,542,991                0.9%
    Daimler AG.......................................................  3,530,733            209,148,616                1.7%
    RWE AG...........................................................  3,190,800             62,074,493                0.5%
    Other Securities.................................................                       454,186,408                3.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       830,952,508                6.8%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984             77,132,126                0.6%
    Sun Hung Kai Properties, Ltd.....................................  4,291,920             55,778,561                0.5%
    Other Securities.................................................                       211,095,023                1.7%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       344,005,710                2.8%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        35,713,059                0.3%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ISRAEL -- (0.4%)
    Other Securities.................................................                    $   51,577,567                0.4%
                                                                                         --------------               ----
ITALY -- (1.6%)
    Other Securities.................................................                       204,538,462                1.7%
                                                                                         --------------               ----
JAPAN -- (22.5%)
    Hitachi, Ltd.....................................................  2,689,700             82,224,653                0.7%
    Honda Motor Co., Ltd.............................................  4,590,300            131,032,550                1.1%
    JXTG Holdings, Inc...............................................  9,040,403             61,085,845                0.5%
    Mitsubishi Corp..................................................  2,342,100             65,919,083                0.5%
    Mitsubishi UFJ Financial Group, Inc.............................. 12,360,306             74,810,611                0.6%
    Mizuho Financial Group, Inc...................................... 32,297,600             55,466,701                0.5%
    Nissan Motor Co., Ltd............................................  6,443,700             58,623,219                0.5%
    ORIX Corp........................................................  3,324,900             54,165,926                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            111,260,915                0.9%
    Toyota Motor Corp................................................  4,650,190            272,412,454                2.2%
    Other Securities.................................................                     1,834,373,717               15.1%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,801,375,674               23.1%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  5,655,087             66,905,287                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            118,928,527                1.0%
#   Koninklijke DSM NV...............................................    679,114             59,292,631                0.5%
    Other Securities.................................................                       194,237,887                1.5%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       439,364,332                3.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        20,194,780                0.2%
                                                                                         --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       109,636,229                0.9%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Security...................................................                         4,861,587                0.0%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       118,142,676                1.0%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                         5,340,658                0.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
    Banco Santander SA............................................... 37,339,499            177,659,607                1.5%
    Repsol SA........................................................  4,613,186             82,432,298                0.7%
    Other Securities.................................................                        27,627,886                0.2%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       287,719,791                2.4%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Nordea Bank Abp..................................................  6,227,863             54,125,579                0.5%
    Other Securities.................................................                       255,057,062                2.1%
                                                                                         --------------               ----
TOTAL SWEDEN.........................................................                       309,182,641                2.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      Novartis AG.......................................   2,725,487         $   238,677,155                2.0%
      UBS Group AG......................................   6,119,363              85,531,038                0.7%
      Zurich Insurance Group AG.........................     441,250             136,999,799                1.1%
      Other Securities..................................                         496,279,693                4.1%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                         957,487,685                7.9%
                                                                             ---------------              -----
UNITED KINGDOM -- (15.5%)
#     Anglo American P.L.C..............................   5,896,146             125,843,667                1.0%
      Aviva P.L.C.......................................  11,905,803              65,063,848                0.5%
      BP P.L.C., Sponsored ADR..........................   7,847,784             340,358,392                2.8%
      Glencore P.L.C....................................  21,880,787              89,047,352                0.7%
      HSBC Holdings P.L.C...............................  15,404,835             126,775,678                1.1%
#     HSBC Holdings P.L.C., Sponsored ADR...............   2,714,621             111,543,777                0.9%
      Lloyds Banking Group P.L.C........................ 178,022,807             129,910,115                1.1%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   2,913,977             184,134,183                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,006,785             197,575,842                1.6%
      Vodafone Group P.L.C..............................  58,351,986             109,733,134                0.9%
      Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              75,932,040                0.6%
      Other Securities..................................                         373,138,261                3.2%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,929,056,289               15.9%
                                                                             ---------------              -----
UNITED STATES -- (0.3%)
      Other Security....................................                          39,695,031                0.3%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      11,839,128,370               97.4%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG.....................................     689,777             115,884,550                0.9%
      Other Securities..................................                          27,206,644                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         143,091,194                1.2%
                                                                             ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                           1,450,636                0.0%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES.............................                      11,983,670,200
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@(S)  DFA Short Term Investment Fund....................  42,184,239             488,071,641                4.0%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,252,986,071)................................                     $12,471,741,841              102.6%
                                                                             ===============              =====

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................    44      12/21/18  $4,270,354 $3,987,500   $(282,854)

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
S&P 500(R)/ /Emini Index..........................    714     12/21/18  $103,294,447 $ 96,786,270  $(6,508,177)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $107,564,801 $100,773,770  $(6,791,031)
                                                                        ============ ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             --------------  --------------- ------- ---------------
Common Stocks
   Australia................................................ $    3,012,806  $   678,651,529   --    $   681,664,335
   Austria..................................................             --        6,092,849   --          6,092,849
   Belgium..................................................             --      131,301,630   --        131,301,630
   Canada...................................................    989,400,908               --   --        989,400,908
   Denmark..................................................             --      186,467,098   --        186,467,098
   Finland..................................................             --      124,986,171   --        124,986,171
   France...................................................             --    1,230,370,700   --      1,230,370,700
   Germany..................................................     60,592,679      770,359,829   --        830,952,508
   Hong Kong................................................             --      344,005,710   --        344,005,710
   Ireland..................................................      5,917,554       29,795,505   --         35,713,059
   Israel...................................................             --       51,577,567   --         51,577,567
   Italy....................................................     28,028,937      176,509,525   --        204,538,462
   Japan....................................................     59,798,491    2,741,577,183   --      2,801,375,674
   Netherlands..............................................     33,222,497      406,141,835   --        439,364,332
   New Zealand..............................................             --       20,194,780   --         20,194,780
   Norway...................................................        237,360      109,398,869   --        109,636,229
   Portugal.................................................             --        4,861,587   --          4,861,587
   Singapore................................................             --      118,142,676   --        118,142,676
   South Africa.............................................             --        5,340,658   --          5,340,658
   Spain....................................................        336,655      287,383,136   --        287,719,791
   Sweden...................................................             --      309,182,641   --        309,182,641
   Switzerland..............................................     71,828,555      885,659,130   --        957,487,685
   United Kingdom...........................................  1,009,984,667      919,071,622   --      1,929,056,289
   United States............................................     39,695,031               --   --         39,695,031
Preferred Stocks
   Germany..................................................             --      143,091,194   --        143,091,194
Rights/Warrants
   Spain....................................................             --        1,450,636   --          1,450,636
Securities Lending Collateral...............................             --      488,071,641   --        488,071,641
Futures Contracts**.........................................     (6,791,031)              --   --         (6,791,031)
                                                             --------------  ---------------   --    ---------------
TOTAL....................................................... $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                                                             ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
COMMUNICATION SERVICES -- (2.9%)
    Other Securities.................................................                    $116,578,489                 3.0%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (17.7%)
    Aoyama Trading Co., Ltd..........................................   324,200             9,808,171                 0.3%
    Autobacs Seven Co., Ltd..........................................   530,000             8,529,901                 0.2%
#   Colowide Co., Ltd................................................   350,600             8,536,631                 0.2%
    Wacoal Holdings Corp.............................................   364,700            10,055,102                 0.3%
    Other Securities.................................................                     676,136,370                17.6%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     713,066,175                18.6%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.6%)
    Maruha Nichiro Corp..............................................   274,907             9,952,175                 0.3%
    Megmilk Snow Brand Co., Ltd......................................   358,200             8,379,194                 0.2%
    Nippon Suisan Kaisha, Ltd........................................ 2,140,300            13,671,543                 0.4%
    Sapporo Holdings, Ltd............................................   472,400             8,763,286                 0.2%
    Other Securities.................................................                     262,996,152                 6.8%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     303,762,350                 7.9%
                                                                                         ------------                ----
ENERGY -- (0.8%)
    Other Securities.................................................                      29,926,156                 0.8%
                                                                                         ------------                ----
FINANCIALS -- (8.2%)
    77 Bank, Ltd. (The)..............................................   496,152            10,248,303                 0.3%
    Daishi Hokuetsu Financial Group, Inc.............................   280,800            10,103,674                 0.3%
    Hokuhoku Financial Group, Inc....................................   837,000            10,369,291                 0.3%
    Jafco Co., Ltd...................................................   233,300             8,989,108                 0.2%
    Other Securities.................................................                     291,759,588                 7.6%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     331,469,964                 8.7%
                                                                                         ------------                ----
HEALTH CARE -- (5.1%)
    Mani, Inc........................................................   182,700             8,395,754                 0.2%
    Miraca Holdings, Inc.............................................   413,600            10,068,684                 0.3%
    Nipro Corp.......................................................   667,500             8,500,090                 0.2%
    Ship Healthcare Holdings, Inc....................................   292,000            10,557,506                 0.3%
#   Toho Holdings Co., Ltd...........................................   367,200             9,619,560                 0.3%
    Other Securities.................................................                     157,559,266                 4.0%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     204,700,860                 5.3%
                                                                                         ------------                ----
INDUSTRIALS -- (27.2%)
    GS Yuasa Corp....................................................   417,599             8,572,136                 0.2%
    Hanwa Co., Ltd...................................................   255,300             8,360,820                 0.2%
    Hazama Ando Corp................................................. 1,328,800             9,175,851                 0.2%
#   Iwatani Corp.....................................................   264,600             9,346,753                 0.3%
#*  Kawasaki Kisen Kaisha, Ltd.......................................   640,100             8,529,652                 0.2%
    Kokuyo Co., Ltd..................................................   558,125             8,810,923                 0.2%
    Maeda Road Construction Co., Ltd.................................   460,200             8,382,048                 0.2%
*   Mitsui E&S Holdings Co., Ltd.....................................   563,200             9,457,332                 0.3%
    Nichias Corp.....................................................   440,500             9,598,574                 0.3%
    Nikkon Holdings Co., Ltd.........................................   436,100            10,538,138                 0.3%
    Nishimatsu Construction Co., Ltd.................................   392,400             9,147,000                 0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
#     Nishi-Nippon Railroad Co., Ltd....................    407,700         $   10,087,015                 0.3%
      Nisshinbo Holdings, Inc...........................  1,109,780             12,217,161                 0.3%
      OKUMA Corp........................................    178,900              8,932,577                 0.2%
      OSG Corp..........................................    421,100              8,689,012                 0.2%
      Penta-Ocean Construction Co., Ltd.................  2,073,400             12,404,450                 0.3%
      SMS Co., Ltd......................................    490,700              8,230,204                 0.2%
#     Trusco Nakayama Corp..............................    335,300              8,460,218                 0.2%
      Ushio, Inc........................................    787,200              9,497,959                 0.3%
      Other Securities..................................                       916,424,147                24.0%
                                                                            --------------               -----
TOTAL INDUSTRIALS.......................................                     1,094,861,970                28.6%
                                                                            --------------               -----
INFORMATION TECHNOLOGY -- (12.4%)
      Amano Corp........................................    438,200              9,317,651                 0.3%
      Ibiden Co., Ltd...................................    810,078             10,002,971                 0.3%
      NET One Systems Co., Ltd..........................    545,000             11,410,271                 0.3%
      Oki Electric Industry Co., Ltd....................    627,500              8,588,853                 0.2%
      Topcon Corp.......................................    773,000             11,231,567                 0.3%
      Ulvac, Inc........................................    284,500              9,265,412                 0.3%
      Other Securities..................................                       437,303,933                11.3%
                                                                            --------------               -----
TOTAL INFORMATION TECHNOLOGY............................                       497,120,658                13.0%
                                                                            --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp........................................    624,400              9,250,940                 0.2%
      Dowa Holdings Co., Ltd............................    373,500             10,870,056                 0.3%
      Mitsui Mining & Smelting Co., Ltd.................    433,400             12,279,380                 0.3%
      Nippon Light Metal Holdings Co., Ltd..............  4,216,200              8,890,260                 0.2%
#     Nippon Paper Industries Co., Ltd..................    587,400             10,642,418                 0.3%
#     Sumitomo Osaka Cement Co., Ltd....................    275,499             10,235,593                 0.3%
      Toyobo Co., Ltd...................................    633,400              9,002,787                 0.2%
      Other Securities..................................                       328,680,752                 8.6%
                                                                            --------------               -----
TOTAL MATERIALS.........................................                       399,852,186                10.4%
                                                                            --------------               -----
REAL ESTATE -- (1.7%)
      Other Securities..................................                        68,635,236                 1.8%
                                                                            --------------               -----
UTILITIES -- (1.1%)
*     Hokuriku Electric Power Co........................    935,100              8,711,001                 0.2%
      Other Securities..................................                        33,988,686                 0.9%
                                                                            --------------               -----
TOTAL UTILITIES.........................................                        42,699,687                 1.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     3,802,673,731                99.2%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                            75,349                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     3,802,749,080
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
@(S)  DFA Short Term Investment Fund.................... 18,866,285            218,282,913                 5.7%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,609,227,762).................................                    $4,021,031,993               104.9%
                                                                            ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Common Stocks
   Communication Services...................................          -- $  116,578,489   --    $  116,578,489
   Consumer Discretionary................................... $ 6,321,241    706,744,934   --       713,066,175
   Consumer Staples.........................................          --    303,762,350   --       303,762,350
   Energy...................................................          --     29,926,156   --        29,926,156
   Financials...............................................  10,103,674    321,366,290   --       331,469,964
   Health Care..............................................          --    204,700,860   --       204,700,860
   Industrials..............................................          --  1,094,861,970   --     1,094,861,970
   Information Technology...................................     486,572    496,634,086   --       497,120,658
   Materials................................................     507,983    399,344,203   --       399,852,186
   Real Estate..............................................          --     68,635,236   --        68,635,236
   Utilities................................................          --     42,699,687   --        42,699,687
Rights/Warrants
   Financials...............................................          --         75,349   --            75,349
Securities Lending Collateral...............................          --    218,282,913   --       218,282,913
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $17,419,470 $4,003,612,523   --    $4,021,031,993
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (52.6%)
    Adelaide Brighton, Ltd...........................................  3,004,912          $ 12,086,193                 0.7%
    ALS, Ltd.........................................................  2,494,939            14,468,701                 0.8%
    Altium, Ltd......................................................    879,028            13,703,502                 0.8%
    Ansell, Ltd......................................................    896,383            14,778,046                 0.9%
    Atlas Arteria, Ltd...............................................  2,965,825            14,366,965                 0.8%
#   Bapcor, Ltd......................................................  1,945,254             9,436,542                 0.6%
    Beach Energy, Ltd................................................ 14,720,311            18,335,566                 1.1%
#   Blackmores, Ltd..................................................    100,980             8,707,549                 0.5%
    carsales.com, Ltd................................................  1,702,940            14,760,322                 0.9%
    Cleanaway Waste Management, Ltd.................................. 13,728,372            17,549,486                 1.0%
    Costa Group Holdings, Ltd........................................  2,167,448             9,391,202                 0.5%
    CSR, Ltd.........................................................  3,957,955             9,928,634                 0.6%
    Downer EDI, Ltd..................................................  4,034,426            19,862,919                 1.2%
    DuluxGroup, Ltd..................................................  3,101,823            16,304,563                 0.9%
    Fairfax Media, Ltd............................................... 19,821,806             9,020,829                 0.5%
    GrainCorp, Ltd., Class A.........................................  1,735,655            10,146,181                 0.6%
    GUD Holdings, Ltd................................................    992,918             8,705,318                 0.5%
#   Independence Group NL............................................  3,149,458             9,040,777                 0.5%
#   IOOF Holdings, Ltd...............................................  2,401,762            11,616,624                 0.7%
#   IRESS, Ltd.......................................................  1,180,608             9,095,282                 0.5%
#   JB Hi-Fi, Ltd....................................................    963,999            15,708,593                 0.9%
    Link Administration Holdings, Ltd................................  2,679,433            14,278,991                 0.8%
#   Metcash, Ltd.....................................................  7,046,948            13,772,950                 0.8%
    Mineral Resources, Ltd...........................................  1,216,344            12,342,112                 0.7%
    nib holdings, Ltd................................................  3,342,132            13,155,941                 0.8%
    Northern Star Resources, Ltd.....................................  3,310,960            20,684,301                 1.2%
    Orora, Ltd.......................................................  8,074,313            19,242,479                 1.1%
    OZ Minerals, Ltd.................................................  2,477,965            15,896,021                 0.9%
    Pendal Group, Ltd................................................  1,659,644             9,596,011                 0.6%
#   Perpetual, Ltd...................................................    374,045             9,200,195                 0.5%
    Premier Investments, Ltd.........................................    778,124             9,071,992                 0.5%
    Regis Resources, Ltd.............................................  3,602,454            10,806,393                 0.6%
*   Saracen Mineral Holdings, Ltd....................................  7,310,283            12,750,641                 0.7%
    Sims Metal Management, Ltd.......................................  1,382,214            11,083,430                 0.6%
    Spark Infrastructure Group....................................... 11,690,859            19,060,125                 1.1%
    St Barbara, Ltd..................................................  4,256,889            12,566,295                 0.7%
    Steadfast Group, Ltd.............................................  5,573,447            11,752,512                 0.7%
    WorleyParsons, Ltd...............................................  1,206,057            12,474,529                 0.7%
    Other Securities.................................................                      463,227,619                26.9%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      957,976,331                55.4%
                                                                                          ------------                ----
HONG KONG -- (26.1%)
    Dah Sing Financial Holdings, Ltd.................................  1,691,344             9,079,052                 0.5%
    HKBN, Ltd........................................................  6,627,000             9,948,969                 0.6%
    Hopewell Holdings, Ltd...........................................  3,604,500            11,137,195                 0.7%
    IGG, Inc......................................................... 12,806,000            13,575,737                 0.8%
    Luk Fook Holdings International, Ltd.............................  3,976,000            13,119,437                 0.8%
    Vitasoy International Holdings, Ltd..............................  5,049,000            16,095,738                 0.9%
    VTech Holdings, Ltd..............................................  1,282,800            15,070,877                 0.9%
    Other Securities.................................................                      387,552,662                22.3%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      475,579,667                27.5%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
NEW ZEALAND --  (5.6%)
#     Chorus, Ltd.......................................  2,823,444         $    8,760,943                 0.5%
      Mainfreight, Ltd..................................    511,030              9,485,688                 0.5%
      SKYCITY Entertainment Group, Ltd..................  4,690,050             11,745,722                 0.7%
      Other Securities..................................                        72,378,490                 4.2%
                                                                            --------------               -----
TOTAL NEW ZEALAND.......................................                       102,370,843                 5.9%
                                                                            --------------               -----
SINGAPORE --  (10.1%)
      Singapore Post, Ltd............................... 11,582,300              8,719,649                 0.5%
      Other Securities..................................                       175,063,588                10.1%
                                                                            --------------               -----
TOTAL SINGAPORE.........................................                       183,783,237                10.6%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     1,719,710,078                99.4%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     1,719,710,078
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL --  (5.6%)
@(S)  DFA Short Term Investment Fund....................  8,839,135            102,268,796                 5.9%
                                                                            --------------               -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,916,994,035).................................                    $1,821,978,874               105.3%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ---------- -------------- ------- --------------
Common Stocks
   Australia................................................         -- $  957,976,331     --  $  957,976,331
   Hong Kong................................................ $  536,014    475,043,653     --     475,579,667
   New Zealand..............................................  1,363,964    101,006,879     --     102,370,843
   Singapore................................................    370,655    183,412,582     --     183,783,237
Securities Lending Collateral...............................         --    102,268,796     --     102,268,796
                                                             ---------- -------------- ------  --------------
TOTAL....................................................... $2,270,633 $1,819,708,241     --  $1,821,978,874
                                                             ========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (6.5%)
    Auto Trader Group P.L.C..........................................  6,021,823          $ 31,466,198               1.4%
    Cineworld Group P.L.C............................................  6,322,429            23,767,460               1.1%
    Daily Mail & General Trust P.L.C., Class A.......................  1,699,883            15,176,710               0.7%
    Other Securities.................................................                       72,380,139               3.3%
                                                                                          ------------              ----
TOTAL COMMUNICATION SERVICES.........................................                      142,790,507               6.5%
                                                                                          ------------              ----
CONSUMER DISCRETIONARY -- (20.6%)
    B&M European Value Retail SA.....................................  5,329,350            28,358,811               1.3%
    Bellway P.L.C....................................................    839,178            30,779,041               1.4%
    Bovis Homes Group P.L.C..........................................  1,135,408            14,033,598               0.6%
    Greene King P.L.C................................................  2,728,082            16,789,690               0.8%
    Inchcape P.L.C...................................................  2,896,356            20,004,211               0.9%
    Merlin Entertainments P.L.C......................................  4,338,517            17,917,207               0.8%
*   Ocado Group P.L.C................................................  2,765,277            30,182,185               1.4%
    SSP Group P.L.C..................................................  2,882,681            24,577,258               1.1%
    WH Smith P.L.C...................................................    697,855            17,346,819               0.8%
    William Hill P.L.C...............................................  5,838,359            15,694,600               0.7%
    Other Securities.................................................                      237,856,061              10.9%
                                                                                          ------------              ----
TOTAL CONSUMER DISCRETIONARY.........................................                      453,539,481              20.7%
                                                                                          ------------              ----
CONSUMER STAPLES -- (4.7%)
    Britvic P.L.C....................................................  1,623,694            16,392,263               0.7%
    Tate & Lyle P.L.C................................................  3,470,820            29,842,389               1.4%
    Other Securities.................................................                       57,601,564               2.6%
                                                                                          ------------              ----
TOTAL CONSUMER STAPLES...............................................                      103,836,216               4.7%
                                                                                          ------------              ----
ENERGY -- (5.0%)
    John Wood Group P.L.C............................................  2,672,479            24,357,624               1.1%
*   Tullow Oil P.L.C.................................................  9,184,155            26,349,926               1.2%
    Other Securities.................................................                       58,439,497               2.7%
                                                                                          ------------              ----
TOTAL ENERGY.........................................................                      109,147,047               5.0%
                                                                                          ------------              ----
FINANCIALS -- (16.2%)
    Beazley P.L.C....................................................  3,286,678            22,067,924               1.0%
    Close Brothers Group P.L.C.......................................    976,050            18,332,330               0.8%
    CYBG P.L.C.......................................................  6,020,590            20,685,533               0.9%
    Hiscox, Ltd......................................................  1,516,229            31,495,717               1.4%
    IG Group Holdings P.L.C..........................................  2,325,115            17,950,224               0.8%
    Intermediate Capital Group P.L.C.................................  1,852,823            22,503,673               1.0%
    Jardine Lloyd Thompson Group P.L.C...............................    809,362            19,503,096               0.9%
    Man Group P.L.C.................................................. 10,998,653            21,822,503               1.0%
    NEX Group P.L.C..................................................  1,743,102            25,279,326               1.2%
    Phoenix Group Holdings...........................................  3,125,763            24,025,049               1.1%
    Other Securities.................................................                      132,703,616               6.2%
                                                                                          ------------              ----
TOTAL FINANCIALS.....................................................                      356,368,991              16.3%
                                                                                          ------------              ----
HEALTH CARE -- (3.1%)
*   BTG P.L.C........................................................  2,027,017            14,278,983               0.7%
    Hikma Pharmaceuticals P.L.C......................................    709,610            17,211,561               0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................                    $   37,660,114                1.7%
                                                                                         --------------               ----
TOTAL HEALTH CARE....................................................                        69,150,658                3.2%
                                                                                         --------------               ----
INDUSTRIALS -- (26.1%)
    Aggreko P.L.C....................................................  1,503,944             16,482,453                0.8%
    Babcock International Group P.L.C................................  2,386,069             18,607,071                0.9%
    Balfour Beatty P.L.C.............................................  4,353,036             14,624,025                0.7%
    BBA Aviation P.L.C...............................................  7,229,201             22,169,451                1.0%
*   Cobham P.L.C..................................................... 13,770,449             18,902,012                0.9%
    Hays P.L.C....................................................... 10,095,835             21,142,022                1.0%
    HomeServe P.L.C..................................................  1,796,181             21,804,263                1.0%
    Howden Joinery Group P.L.C.......................................  4,514,716             27,032,776                1.2%
    IMI P.L.C........................................................  1,718,223             21,784,421                1.0%
    Meggitt P.L.C....................................................  5,004,804             33,860,533                1.6%
    National Express Group P.L.C.....................................  2,749,825             14,050,708                0.6%
    Pagegroup P.L.C..................................................  2,363,699             15,151,252                0.7%
    Rotork P.L.C.....................................................  5,593,291             21,417,382                1.0%
    Travis Perkins P.L.C.............................................  1,526,689             21,562,494                1.0%
    Other Securities.................................................                       287,347,232               12.9%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       575,938,095               26.3%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (5.6%)
    Electrocomponents P.L.C..........................................  3,256,497             25,783,135                1.2%
    Spectris P.L.C...................................................    723,646             19,798,756                0.9%
    Other Securities.................................................                        78,470,162                3.6%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       124,052,053                5.7%
                                                                                         --------------               ----
MATERIALS -- (6.2%)
    RPC Group P.L.C..................................................  2,589,442             25,239,745                1.2%
    Victrex P.L.C....................................................    634,126             21,450,080                1.0%
    Other Securities.................................................                        89,277,442                4.0%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       135,967,267                6.2%
                                                                                         --------------               ----
REAL ESTATE -- (2.7%)
    Capital & Counties Properties P.L.C..............................  4,642,681             14,813,146                0.7%
    Other Securities.................................................                        45,199,144                2.0%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        60,012,290                2.7%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Drax Group P.L.C.................................................  2,899,857             14,853,691                0.7%
    Pennon Group P.L.C...............................................  2,715,100             25,865,566                1.2%
    Other Securities.................................................                         6,685,437                0.3%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,404,694                2.2%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,178,207,299               99.5%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            39,022                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                     2,178,246,321
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL --  (1.2%)
@(S)  DFA Short Term Investment Fund................................... 2,207,404 $   25,539,665        1.2%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,157,526,564)................................................           $2,203,785,986      100.7%
                                                                                  ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Common Stocks
   Communication Services...................................   --    $  142,790,507   --    $  142,790,507
   Consumer Discretionary...................................   --       453,539,481   --       453,539,481
   Consumer Staples.........................................   --       103,836,216   --       103,836,216
   Energy...................................................   --       109,147,047   --       109,147,047
   Financials...............................................   --       356,368,991   --       356,368,991
   Health Care..............................................   --        69,150,658   --        69,150,658
   Industrials..............................................   --       575,938,095   --       575,938,095
   Information Technology...................................   --       124,052,053   --       124,052,053
   Materials................................................   --       135,967,267   --       135,967,267
   Real Estate..............................................   --        60,012,290   --        60,012,290
   Utilities................................................   --        47,404,694   --        47,404,694
Preferred Stocks
   Consumer Staples.........................................   --            39,022   --            39,022
Securities Lending Collateral...............................   --        25,539,665   --        25,539,665
                                                               --    --------------   --    --------------
TOTAL.......................................................   --    $2,203,785,986   --    $2,203,785,986
                                                               ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (89.5%)
AUSTRIA -- (2.8%)
    ANDRITZ AG.......................................................   447,429          $ 23,181,306                 0.4%
    Other Securities.................................................                     146,265,159                 2.7%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     169,446,465                 3.1%
                                                                                         ------------                ----
BELGIUM -- (3.6%)
    Ackermans & van Haaren NV........................................   156,548            24,646,516                 0.5%
*   Galapagos NV.....................................................   220,186            22,621,528                 0.4%
    Umicore SA.......................................................   425,457            20,027,502                 0.4%
    Other Securities.................................................                     148,933,329                 2.7%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     216,228,875                 4.0%
                                                                                         ------------                ----
DENMARK -- (5.4%)
    Ambu A.S., Class B............................................... 1,079,783            22,493,703                 0.4%
    GN Store Nord A.S................................................   935,887            39,699,067                 0.7%
    ISS A.S..........................................................   582,591            19,132,966                 0.4%
    Jyske Bank A.S...................................................   491,188            20,055,672                 0.4%
    Royal Unibrew A.S................................................   364,385            25,857,570                 0.5%
    SimCorp A.S......................................................   284,735            21,923,197                 0.4%
    Topdanmark A.S...................................................   491,266            23,351,623                 0.4%
    Other Securities.................................................                     150,298,788                 2.8%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     322,812,586                 6.0%
                                                                                         ------------                ----
FINLAND -- (6.2%)
    Amer Sports Oyj..................................................   843,708            31,362,132                 0.6%
    Elisa Oyj........................................................   520,670            20,715,389                 0.4%
#   Huhtamaki Oyj....................................................   703,421            19,722,121                 0.4%
    Kesko Oyj, Class B...............................................   514,318            30,037,493                 0.6%
    Metso Oyj........................................................   776,014            24,500,237                 0.5%
    Nokian Renkaat Oyj...............................................   840,330            26,729,512                 0.5%
    Orion Oyj, Class B...............................................   609,509            20,966,688                 0.4%
    Valmet Oyj.......................................................   919,512            20,936,249                 0.4%
    Other Securities.................................................                     174,883,331                 3.0%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     369,853,152                 6.8%
                                                                                         ------------                ----
FRANCE -- (11.3%)
    Edenred..........................................................   734,903            27,877,180                 0.5%
    Euronext NV......................................................   334,230            20,565,988                 0.4%
    Eutelsat Communications SA....................................... 1,153,248            23,358,563                 0.4%
    Ingenico Group SA................................................   412,072            29,164,382                 0.5%
    Lagardere SCA....................................................   778,374            21,276,640                 0.4%
    Rexel SA......................................................... 2,158,941            27,520,701                 0.5%
    Rubis SCA........................................................   600,204            30,966,985                 0.6%
    Teleperformance..................................................   144,931            23,868,988                 0.5%
    Other Securities.................................................                     468,134,707                 8.6%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     672,734,134                12.4%
                                                                                         ------------                ----
GERMANY -- (14.4%)
    Freenet AG.......................................................   921,900            20,736,172                 0.4%
    Hugo Boss AG.....................................................   456,778            32,642,934                 0.6%
#   K+S AG........................................................... 1,437,309            26,765,532                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Lanxess AG.......................................................   427,092          $ 26,436,018                 0.5%
    LEG Immobilien AG................................................   324,194            35,437,322                 0.7%
    Nemetschek SE....................................................   144,235            18,960,783                 0.4%
    Rheinmetall AG...................................................   298,579            25,840,127                 0.5%
    TAG Immobilien AG................................................   934,395            21,315,539                 0.4%
    Other Securities.................................................                     653,862,145                11.9%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     861,996,572                15.9%
                                                                                         ------------                ----
IRELAND -- (1.0%)
    Kingspan Group P.L.C.............................................   438,083            19,033,686                 0.4%
    Other Securities.................................................                      41,773,237                 0.7%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      60,806,923                 1.1%
                                                                                         ------------                ----
ISRAEL -- (2.6%)
    Other Securities.................................................                     156,740,580                 2.9%
                                                                                         ------------                ----
ITALY -- (8.9%)
*   Saipem SpA....................................................... 4,217,382            23,063,725                 0.4%
#   Unione di Banche Italiane SpA.................................... 7,724,232            23,575,581                 0.4%
    Other Securities.................................................                     488,065,418                 9.1%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                     534,704,724                 9.9%
                                                                                         ------------                ----
NETHERLANDS -- (6.0%)
    Aalberts Industries NV...........................................   704,568            25,828,121                 0.5%
#   Boskalis Westminster.............................................   654,419            18,816,387                 0.4%
    IMCD NV..........................................................   298,658            20,252,701                 0.4%
    Koninklijke Vopak NV.............................................   443,568            20,059,502                 0.4%
    SBM Offshore NV.................................................. 1,292,245            22,265,899                 0.4%
    Other Securities.................................................                     251,402,301                 4.5%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                     358,624,911                 6.6%
                                                                                         ------------                ----
NORWAY -- (2.4%)
    Other Securities.................................................                     143,504,930                 2.6%
                                                                                         ------------                ----
PORTUGAL -- (1.1%)
    Other Securities.................................................                      66,870,212                 1.2%
                                                                                         ------------                ----
SPAIN -- (5.8%)
    Cellnex Telecom SA............................................... 1,049,614            26,110,496                 0.5%
    Enagas SA........................................................ 1,198,599            31,779,001                 0.6%
    Other Securities.................................................                     285,664,491                 5.2%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                     343,553,988                 6.3%
                                                                                         ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                     427,579,156                 7.9%
                                                                                         ------------                ----
SWITZERLAND -- (10.7%)
    Georg Fischer AG.................................................    28,198            26,233,883                 0.5%
    Helvetia Holding AG..............................................    49,892            30,560,119                 0.6%
    PSP Swiss Property AG............................................   288,164            27,804,076                 0.5%
    Sunrise Communications Group AG..................................   247,924            21,822,731                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................                    $  534,676,680                 9.8%
                                                                            --------------               -----
TOTAL SWITZERLAND.......................................                       641,097,489                11.8%
                                                                            --------------               -----
UNITED KINGDOM -- (0.1%)
      Other Security....................................                         3,245,372                 0.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     5,349,800,069                98.6%
                                                                            --------------               -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Other Securities..................................                        36,737,960                 0.7%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                           529,911                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     5,387,067,940
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (9.9%)
@(S)  DFA Short Term Investment Fund.................... 50,963,280            589,645,153                10.9%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,396,620,915).................................                    $5,976,713,093               110.2%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                   ----------- ------------ ------- ------------
Common Stocks
   Austria........................................          -- $169,446,465   --    $169,446,465
   Belgium........................................ $ 9,566,655  206,662,220   --     216,228,875
   Denmark........................................          --  322,812,586   --     322,812,586
   Finland........................................          --  369,853,152   --     369,853,152
   France.........................................          --  672,734,134   --     672,734,134
   Germany........................................          --  861,996,572   --     861,996,572
   Ireland........................................          --   60,806,923   --      60,806,923
   Israel.........................................     886,593  155,853,987   --     156,740,580
   Italy..........................................          --  534,704,724   --     534,704,724
   Netherlands....................................  13,210,242  345,414,669   --     358,624,911
   Norway.........................................          --  143,504,930   --     143,504,930
   Portugal.......................................          --   66,870,212   --      66,870,212
   Spain..........................................          --  343,553,988   --     343,553,988
   Sweden.........................................     961,312  426,617,844   --     427,579,156
   Switzerland....................................          --  641,097,489   --     641,097,489
   United Kingdom.................................          --    3,245,372   --       3,245,372
Preferred Stocks
   Germany........................................          --   36,737,960   --      36,737,960
Rights/Warrants
Norway............................................          --       61,026   --          61,026
Spain.............................................          --      410,150   --         410,150

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
   Sweden...................................................          -- $       58,735   --    $       58,735
Securities Lending Collateral...............................          --    589,645,153   --       589,645,153
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $24,624,802 $5,952,088,291   --    $5,976,713,093
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (88.1%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc....................................................   389,686          $ 10,742,303                 0.9%
    Other Securities.................................................                      16,600,688                 1.5%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      27,342,991                 2.4%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (5.2%)
*   Great Canadian Gaming Corp.......................................   395,819            12,748,472                 1.1%
    Linamar Corp.....................................................   293,286            12,144,039                 1.1%
    Other Securities.................................................                      43,111,848                 3.7%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      68,004,359                 5.9%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.7%)
    Cott Corp........................................................   886,570            13,347,881                 1.2%
    Maple Leaf Foods, Inc............................................   418,116             9,509,205                 0.8%
    North West Co., Inc. (The).......................................   377,836             8,237,224                 0.7%
    Premium Brands Holdings Corp.....................................   175,712            11,816,463                 1.0%
    Other Securities.................................................                      18,457,764                 1.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      61,368,537                 5.3%
                                                                                         ------------                ----
ENERGY -- (19.4%)
#*  Baytex Energy Corp............................................... 3,627,429             7,412,194                 0.7%
    Enerplus Corp.................................................... 1,620,219            15,076,670                 1.3%
    Gibson Energy, Inc...............................................   526,901             8,341,082                 0.7%
*   Gran Tierra Energy, Inc.......................................... 2,881,425             8,820,800                 0.8%
#*  MEG Energy Corp.................................................. 1,549,736            12,396,004                 1.1%
*   Parex Resources, Inc............................................. 1,004,921            14,633,549                 1.3%
#   Parkland Fuel Corp...............................................   549,825            18,464,631                 1.6%
#   Peyto Exploration & Development Corp............................. 1,016,614             8,293,847                 0.7%
#   Secure Energy Services, Inc...................................... 1,113,316             7,256,068                 0.6%
    ShawCor, Ltd.....................................................   417,375             7,571,055                 0.7%
    Whitecap Resources, Inc.......................................... 2,879,377            14,085,752                 1.2%
    Other Securities.................................................                     129,525,760                11.3%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     251,877,412                22.0%
                                                                                         ------------                ----
FINANCIALS -- (8.3%)
#   Canadian Western Bank............................................   625,580            14,550,693                 1.3%
#   Element Fleet Management Corp.................................... 2,029,664            11,948,723                 1.0%
#   Genworth MI Canada, Inc..........................................   313,480            10,289,392                 0.9%
#   Laurentian Bank of Canada........................................   300,158             9,475,914                 0.8%
    TMX Group, Ltd...................................................   180,578            11,356,339                 1.0%
    Other Securities.................................................                      49,652,960                 4.4%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     107,274,021                 9.4%
                                                                                         ------------                ----
HEALTH CARE -- (1.2%)
    Other Securities.................................................                      16,062,725                 1.4%
                                                                                         ------------                ----
INDUSTRIALS -- (10.9%)
*   ATS Automation Tooling Systems, Inc..............................   529,030             7,780,030                 0.7%
#   NFI Group, Inc...................................................   371,520            12,533,103                 1.1%
    Russel Metals, Inc...............................................   424,396             7,846,708                 0.7%
    Stantec, Inc.....................................................   606,624            15,787,108                 1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    TFI International, Inc...........................................   570,089         $   18,971,931                1.6%
    Transcontinental, Inc., Class A..................................   507,476              8,353,530                0.7%
    Other Securities.................................................                       69,472,105                6.1%
                                                                                        --------------               ----
TOTAL INDUSTRIALS....................................................                      140,744,515               12.3%
                                                                                        --------------               ----
INFORMATION TECHNOLOGY -- (4.2%)
*   Celestica, Inc...................................................   768,923              7,978,646                0.7%
*   Descartes Systems Group, Inc. (The)..............................   434,588             13,297,280                1.2%
*   Kinaxis, Inc.....................................................   160,274             10,820,884                1.0%
    Other Securities.................................................                       22,548,216                1.9%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       54,645,026                4.8%
                                                                                        --------------               ----
MATERIALS -- (22.7%)
    Alamos Gold, Inc., Class A....................................... 2,679,504             10,706,209                0.9%
*   B2Gold Corp...................................................... 6,592,719             16,275,845                1.4%
*   Detour Gold Corp................................................. 1,130,078              8,335,339                0.7%
#*  Endeavour Mining Corp............................................   476,720              7,311,307                0.6%
*   IAMGOLD Corp..................................................... 3,238,297             11,118,616                1.0%
#   Labrador Iron Ore Royalty Corp...................................   423,456              9,199,621                0.8%
    Nevsun Resources, Ltd............................................ 2,058,709              9,148,428                0.8%
#   OceanaGold Corp.................................................. 3,947,774             11,365,463                1.0%
    Pan American Silver Corp......................................... 1,053,915             15,523,120                1.4%
*   SSR Mining, Inc..................................................   826,105              8,095,070                0.7%
#   Stella-Jones, Inc................................................   323,806             10,370,057                0.9%
    Yamana Gold, Inc................................................. 6,738,268             15,304,357                1.3%
    Other Securities.................................................                      161,282,726               14.1%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      294,036,158               25.6%
                                                                                        --------------               ----
REAL ESTATE -- (3.9%)
    Colliers International Group, Inc................................   222,402             15,103,300                1.3%
    FirstService Corp................................................   193,886             14,224,247                1.2%
    Other Securities.................................................                       21,539,052                1.9%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       50,866,599                4.4%
                                                                                        --------------               ----
UTILITIES -- (5.5%)
    Capital Power Corp...............................................   692,120             14,363,416                1.3%
    Northland Power, Inc.............................................   694,905             10,689,222                0.9%
    Superior Plus Corp............................................... 1,140,753             10,251,136                0.9%
    TransAlta Corp................................................... 1,877,409              9,911,499                0.9%
    Other Securities.................................................                       26,654,004                2.3%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       71,869,277                6.3%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,144,091,620               99.8%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                            2,498                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                    1,144,094,118
                                                                                        --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.9%)
@(S)  DFA Short Term Investment Fund................................... 13,314,106 $  154,044,207       13.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,577,242,207)................................................            $1,298,138,325      113.2%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $   27,342,991           --     --  $   27,342,991
   Consumer Discretionary...................................     67,997,479 $      6,880     --      68,004,359
   Consumer Staples.........................................     61,368,537           --     --      61,368,537
   Energy...................................................    251,877,403            9     --     251,877,412
   Financials...............................................    107,274,021           --     --     107,274,021
   Health Care..............................................     16,062,725           --     --      16,062,725
   Industrials..............................................    140,744,515           --     --     140,744,515
   Information Technology...................................     54,645,026           --     --      54,645,026
   Materials................................................    294,035,468          690     --     294,036,158
   Real Estate..............................................     50,866,599           --     --      50,866,599
   Utilities................................................     71,869,277           --     --      71,869,277
Rights/Warrants
   Energy...................................................             --        2,498     --           2,498
Securities Lending Collateral...............................             --  154,044,207     --     154,044,207
                                                             -------------- ------------ ------  --------------
TOTAL....................................................... $1,144,084,041 $154,054,284     --  $1,298,138,325
                                                             ============== ============ ======  ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
     Ambev SA, ADR...............................................  5,984,451          $ 25,912,673                 0.5%
     Petroleo Brasileiro SA......................................  2,706,971            22,054,376                 0.4%
     Petroleo Brasileiro SA, Sponsored ADR.......................  1,299,604            19,260,131                 0.4%
     Vale SA.....................................................  3,260,013            49,677,633                 0.9%
     Vale SA, Sponsored ADR......................................  1,665,739            25,152,651                 0.5%
     Other Securities............................................                      214,228,664                 3.8%
                                                                                      ------------                ----
TOTAL BRAZIL.....................................................                      356,286,128                 6.5%
                                                                                      ------------                ----
CHILE -- (1.3%)
     Other Securities............................................                       72,439,006                 1.3%
                                                                                      ------------                ----
CHINA -- (16.5%)
  *  Alibaba Group Holding, Ltd., Sponsored ADR..................    527,081            74,993,085                 1.4%
  *  Baidu, Inc., Sponsored ADR..................................    106,675            20,274,650                 0.4%
     China Construction Bank Corp., Class H...................... 41,584,590            32,999,317                 0.6%
     China Mobile, Ltd., Sponsored ADR...........................    902,501            42,011,422                 0.8%
     CNOOC, Ltd., Sponsored ADR..................................    104,426            17,674,100                 0.3%
     Industrial & Commercial Bank of China, Ltd., Class H........ 43,840,185            29,744,363                 0.5%
     Ping An Insurance Group Co. of China, Ltd., Class H.........  3,690,000            34,885,363                 0.6%
     Tencent Holdings, Ltd.......................................  3,704,000           126,896,300                 2.3%
     Other Securities............................................                      531,044,601                 9.7%
                                                                                      ------------                ----
TOTAL CHINA......................................................                      910,523,201                16.6%
                                                                                      ------------                ----
COLOMBIA -- (0.4%)
     Other Securities............................................                       24,550,668                 0.5%
                                                                                      ------------                ----
CZECH REPUBLIC -- (0.2%)
     Other Securities............................................                       10,527,316                 0.2%
                                                                                      ------------                ----
EGYPT -- (0.1%)
     Other Securities............................................                        6,642,640                 0.1%
                                                                                      ------------                ----
GREECE -- (0.3%)
     Other Securities............................................                       13,595,686                 0.3%
                                                                                      ------------                ----
HUNGARY -- (0.5%)
     Other Securities............................................                       25,919,646                 0.5%
                                                                                      ------------                ----
INDIA -- (12.5%)
     HDFC Bank, Ltd..............................................  1,383,984            35,827,777                 0.7%
     Hindustan Unilever, Ltd.....................................    992,915            21,735,775                 0.4%
     Housing Development Finance Corp., Ltd......................  1,388,536            33,180,190                 0.6%
     Infosys, Ltd................................................  3,610,458            33,342,563                 0.6%
     Infosys, Ltd., Sponsored ADR................................  1,695,776            16,058,999                 0.3%
     ITC, Ltd....................................................  4,651,620            17,551,954                 0.3%
     Reliance Industries, Ltd....................................  3,145,620            45,029,598                 0.8%
     Tata Consultancy Services, Ltd..............................  1,381,009            36,137,448                 0.7%
     Other Securities............................................                      451,573,426                 8.2%
                                                                                      ------------                ----
TOTAL INDIA......................................................                      690,437,730                12.6%
                                                                                      ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                       ---------- ------------------------------- ---------------
INDONESIA -- (2.5%)
          Other Securities............................................                     $139,829,513                 2.6%
                                                                                           ------------                ----
MALAYSIA -- (3.2%)
          Public Bank Bhd.............................................  3,656,014            21,506,227                 0.4%
          Other Securities............................................                      153,972,522                 2.8%
                                                                                           ------------                ----
TOTAL MALAYSIA........................................................                      175,478,749                 3.2%
                                                                                           ------------                ----
MEXICO -- (3.7%)
  #       America Movil S.A.B. de C.V................................. 48,207,854            34,862,633                 0.6%
          Wal-Mart de Mexico S.A.B. de C.V............................  7,198,435            18,406,051                 0.3%
          Other Securities............................................                      151,500,631                 2.8%
                                                                                           ------------                ----
TOTAL MEXICO..........................................................                      204,769,315                 3.7%
                                                                                           ------------                ----
PERU -- (0.3%)
          Other Securities............................................                       18,255,413                 0.3%
                                                                                           ------------                ----
PHILIPPINES -- (1.4%)
          Other Securities............................................                       75,206,261                 1.4%
                                                                                           ------------                ----
POLAND -- (1.6%)
          Other Securities............................................                       88,729,398                 1.6%
                                                                                           ------------                ----
RUSSIA -- (1.8%)
          Sberbank of Russia PJSC, Sponsored ADR......................  1,818,206            21,393,792                 0.4%
          Other Securities............................................                       78,634,155                 1.4%
                                                                                           ------------                ----
TOTAL RUSSIA..........................................................                      100,027,947                 1.8%
                                                                                           ------------                ----
SOUTH AFRICA -- (7.0%)
          Absa Group, Ltd.............................................  2,001,955            20,228,326                 0.4%
          FirstRand, Ltd..............................................  4,821,116            21,057,002                 0.4%
          MTN Group, Ltd..............................................  3,510,155            20,383,222                 0.4%
          Naspers, Ltd., Class N......................................    314,943            55,241,268                 1.0%
  #       Sasol, Ltd., Sponsored ADR..................................    771,710            25,096,009                 0.5%
          Standard Bank Group, Ltd....................................  2,064,368            22,871,578                 0.4%
          Other Securities............................................                      223,029,259                 4.0%
                                                                                           ------------                ----
TOTAL SOUTH AFRICA....................................................                      387,906,664                 7.1%
                                                                                           ------------                ----
SOUTH KOREA -- (16.2%)
          Hana Financial Group, Inc...................................    480,370            16,181,560                 0.3%
          NAVER Corp..................................................    188,950            19,028,084                 0.4%
          POSCO.......................................................     70,065            16,037,381                 0.3%
          Samsung Electronics Co., Ltd................................  4,912,950           183,920,164                 3.4%
          Samsung Electronics Co., Ltd., GDR..........................     52,509            49,046,747                 0.9%
          SK Hynix, Inc...............................................    821,484            49,474,161                 0.9%
          SK Innovation Co., Ltd......................................     95,381            17,900,149                 0.3%
          Other Securities............................................                      543,278,065                 9.9%
                                                                                           ------------                ----
TOTAL SOUTH KOREA.....................................................                      894,866,311                16.4%
                                                                                           ------------                ----
TAIWAN -- (15.0%)
          Hon Hai Precision Industry Co., Ltd......................... 10,525,322            26,792,716                 0.5%
          Taiwan Semiconductor Manufacturing Co., Ltd................. 23,066,808           173,171,342                 3.2%

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.  1,815,491         $   69,170,207                 1.3%
      Uni-President Enterprises Corp..............................  6,976,033             16,908,873                 0.3%
      Other Securities............................................                       544,094,745                 9.9%
                                                                                      --------------               -----
TOTAL TAIWAN......................................................                       830,137,883                15.2%
                                                                                      --------------               -----
THAILAND -- (3.5%)
      PTT PCL..................................................... 16,434,000             25,283,077                 0.5%
      Other Securities............................................                       167,457,103                 3.0%
                                                                                      --------------               -----
TOTAL THAILAND....................................................                       192,740,180                 3.5%
                                                                                      --------------               -----
TURKEY -- (1.0%)
      Other Securities............................................                        52,541,121                 1.0%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,271,410,776                96.4%
                                                                                      --------------               -----
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
      Banco Bradesco SA...........................................  1,913,426             17,635,500                 0.3%
      Itau Unibanco Holding SA....................................  4,000,827             52,946,589                 1.0%
      Petroleo Brasileiro SA......................................  2,860,161             21,227,367                 0.4%
      Other Securities............................................                        23,947,297                 0.4%
                                                                                      --------------               -----
TOTAL BRAZIL......................................................                       115,756,753                 2.1%
                                                                                      --------------               -----
CHILE -- (0.0%)
      Other Security..............................................                         1,222,655                 0.0%
                                                                                      --------------               -----
COLOMBIA -- (0.1%)
      Other Securities............................................                         4,687,762                 0.1%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                       121,667,170                 2.2%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            64,532                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,393,142,478
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund.............................. 11,686,417            135,211,841                 2.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,213,118,395)...........................................                    $5,528,354,319               101.1%
                                                                                      ==============               =====

As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).    650     12/21/18  $33,568,522 $31,092,750  $(2,475,772)

THE EMERGING MARKETS SERIES

CONTINUED

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini Index..    148     12/21/18  $20,291,986 $20,062,140  $  (229,846)
                                              ----------- -----------  -----------
TOTAL FUTURES CONTRACTS.                      $53,860,508 $51,154,890  $(2,705,618)
                                              =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------  -------------- -------- --------------
Common Stocks
   Brazil..................... $  356,286,128              --       -- $  356,286,128
   Chile......................     35,231,301  $   37,207,705       --     72,439,006
   China......................    235,305,225     675,217,976       --    910,523,201
   Colombia...................     24,550,668              --       --     24,550,668
   Czech Republic.............             --      10,527,316       --     10,527,316
   Egypt......................        525,244       6,117,396       --      6,642,640
   Greece.....................             --      13,595,686       --     13,595,686
   Hungary....................             --      25,919,646       --     25,919,646
   India......................     31,299,929     659,137,801       --    690,437,730
   Indonesia..................      5,243,380     134,586,133       --    139,829,513
   Malaysia...................             --     175,478,749       --    175,478,749
   Mexico.....................    204,769,315              --       --    204,769,315
   Peru.......................     18,255,413              --       --     18,255,413
   Philippines................      1,930,141      73,276,120       --     75,206,261
   Poland.....................             --      88,729,398       --     88,729,398
   Russia.....................     14,273,976      85,753,971       --    100,027,947
   South Africa...............     49,660,256     338,246,408       --    387,906,664
   South Korea................     20,763,847     874,102,464       --    894,866,311
   Taiwan.....................     79,974,202     750,163,681       --    830,137,883
   Thailand...................    192,740,180              --       --    192,740,180
   Turkey.....................        381,004      52,160,117       --     52,541,121
Preferred Stocks
   Brazil.....................    115,756,753              --       --    115,756,753
   Chile......................             --       1,222,655       --      1,222,655
   Colombia...................      4,687,762              --       --      4,687,762
Rights/Warrants
   Chile......................             --          18,544       --         18,544
   Taiwan.....................             --          38,776       --         38,776
   Thailand...................             --           7,212       --          7,212
Securities Lending Collateral.             --     135,211,841       --    135,211,841
Futures Contracts**...........     (2,705,618)             --       --     (2,705,618)
                               --------------  -------------- -------- --------------
TOTAL......................... $1,388,929,106  $4,136,719,595       -- $5,525,648,701
                               ==============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
BRAZIL -- (7.9%)
*   Azul SA, ADR.....................................................    430,431         $   10,493,884                0.2%
*   BR Malls Participacoes SA........................................  8,172,100             27,888,128                0.4%
*   Cia Siderurgica Nacional SA......................................  6,494,464             16,700,798                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,215,787             18,490,809                0.3%
    Cyrela Brazil Realty SA Empreendimentos e........................
    Participacoes....................................................  2,758,267             10,821,093                0.2%
    EDP--Energias do Brasil SA.......................................  3,194,114             12,016,014                0.2%
    Equatorial Energia SA............................................  2,016,858             36,847,017                0.6%
    Estacio Participacoes SA.........................................  3,106,590             19,308,189                0.3%
    Iguatemi Empresa de Shopping Centers SA..........................  1,111,695             11,608,348                0.2%
    MRV Engenharia e Participacoes SA................................  3,320,154             11,276,836                0.2%
    Multiplan Empreendimentos Imobiliarios SA........................  2,312,880             14,294,301                0.2%
    Sul America SA...................................................  2,955,000             19,692,056                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,107,826             18,589,334                0.3%
    Other Securities.................................................                       286,782,786                4.5%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       514,809,593                8.2%
                                                                                         --------------               ----
CHILE -- (1.6%)
    Parque Arauco SA.................................................  6,059,389             13,716,248                0.2%
    Other Securities.................................................                        92,547,857                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       106,264,105                1.7%
                                                                                         --------------               ----
CHINA -- (16.5%)
    China Communications Services Corp., Ltd., Class H............... 15,302,000             12,400,291                0.2%
    China Conch Venture Holdings, Ltd................................  4,025,000             11,324,671                0.2%
    China Everbright, Ltd............................................  6,106,000             10,827,852                0.2%
    China National Building Material Co., Ltd., Class H.............. 26,576,450             19,107,529                0.3%
    Far East Horizon, Ltd............................................ 10,953,000             10,639,319                0.2%
*   Hanergy Thin Film Power Group, Ltd............................... 17,084,000             10,892,699                0.2%
    Kingdee International Software Group Co., Ltd.................... 15,099,200             12,382,318                0.2%
*   Li Ning Co., Ltd................................................. 11,995,000             11,283,603                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd.,.................
    Class H.......................................................... 11,976,000             10,727,479                0.2%
    Shenzhen International Holdings, Ltd.............................  7,678,867             14,711,425                0.2%
    SSY Group, Ltd................................................... 13,391,152             11,313,668                0.2%
*   YY, Inc., ADR....................................................    203,682             13,015,280                0.2%
    Other Securities.................................................                       933,123,473               14.7%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,081,749,607               17.2%
                                                                                         --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                        16,370,836                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        22,007,590                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                           917,504                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         7,822,621                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDIA -- (12.0%)
    Page Industries, Ltd.............................................     27,438          $ 10,901,056                 0.2%
    Other Securities.................................................                      772,909,983                12.2%
                                                                                          ------------                ----
TOTAL INDIA..........................................................                      783,811,039                12.4%
                                                                                          ------------                ----
INDONESIA -- (2.6%)
    Indah Kiat Pulp & Paper Corp. Tbk PT............................. 13,436,900            11,260,889                 0.2%
    Other Securities.................................................                      158,368,338                 2.5%
                                                                                          ------------                ----
TOTAL INDONESIA......................................................                      169,629,227                 2.7%
                                                                                          ------------                ----
MALAYSIA -- (3.5%)
    Other Securities.................................................                      226,634,452                 3.6%
                                                                                          ------------                ----
MEXICO -- (2.8%)
#   Alsea S.A.B. de C.V..............................................  5,537,730            14,181,518                 0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...............  3,198,583            16,752,477                 0.3%
#   Regional S.A.B. de C.V...........................................  2,221,228            10,942,527                 0.2%
    Other Securities.................................................                      140,713,340                 2.2%
                                                                                          ------------                ----
TOTAL MEXICO.........................................................                      182,589,862                 2.9%
                                                                                          ------------                ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       84,312,283                 1.3%
                                                                                          ------------                ----
POLAND -- (1.3%)
    Other Securities.................................................                       81,825,294                 1.3%
                                                                                          ------------                ----
RUSSIA -- (0.0%)
    Other Securities.................................................                        2,432,481                 0.0%
                                                                                          ------------                ----
SINGAPORE -- (0.0%)
    Other Security...................................................                          175,795                 0.0%
                                                                                          ------------                ----
SOUTH AFRICA -- (6.9%)
    AVI, Ltd.........................................................  3,570,463            24,210,196                 0.4%
    Barloworld, Ltd..................................................  2,262,370            18,440,236                 0.3%
    Clicks Group, Ltd................................................  2,147,883            27,361,011                 0.4%
    Foschini Group, Ltd. (The).......................................  1,062,168            11,627,790                 0.2%
    JSE, Ltd.........................................................    980,747            10,896,548                 0.2%
    Life Healthcare Group Holdings, Ltd..............................  7,189,440            11,938,445                 0.2%
    Pick n Pay Stores, Ltd...........................................  3,810,851            17,613,370                 0.3%
    SPAR Group, Ltd. (The)...........................................  1,945,273            23,194,874                 0.4%
    Truworths International, Ltd.....................................  3,688,921            20,206,989                 0.3%
    Other Securities.................................................                      283,478,162                 4.4%
                                                                                          ------------                ----
TOTAL SOUTH AFRICA...................................................                      448,967,621                 7.1%
                                                                                          ------------                ----
SOUTH KOREA -- (15.2%)
    Fila Korea, Ltd..................................................    468,339            17,344,691                 0.3%
    Other Securities.................................................                      974,619,002                15.4%
                                                                                          ------------                ----
TOTAL SOUTH KOREA....................................................                      991,963,693                15.7%
                                                                                          ------------                ----
TAIWAN -- (16.1%)
*   Tatung Co., Ltd.................................................. 10,097,015            11,802,706                 0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                          PERCENTAGE
                                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
   Other Securities.........................................                    $1,039,901,443                16.5%
                                                                                --------------               -----
TOTAL TAIWAN................................................                     1,051,704,149                16.7%
                                                                                --------------               -----
THAILAND -- (4.1%)
   Other Securities.........................................                       267,420,356                 4.2%
                                                                                --------------               -----
TURKEY -- (1.1%)
   Other Securities.........................................                        74,984,724                 1.2%
                                                                                --------------               -----
TOTAL COMMON STOCKS.........................................                     6,116,392,832                97.0%
                                                                                --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
   Cia Energetica de Minas Gerais...........................  8,549,936             25,340,802                 0.4%
   Other Securities.........................................                        87,154,877                 1.4%
                                                                                --------------               -----
TOTAL BRAZIL................................................                       112,495,679                 1.8%
                                                                                --------------               -----
CHILE -- (0.0%)
   Other Security...........................................                         1,481,062                 0.0%
                                                                                --------------               -----
COLOMBIA -- (0.1%)
   Other Securities.........................................                         2,444,471                 0.0%
                                                                                --------------               -----
TOTAL PREFERRED STOCKS......................................                       116,421,212                 1.8%
                                                                                --------------               -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.........................................                           548,174                 0.0%
                                                                                --------------               -----
TOTAL INVESTMENT SECURITIES.................................                     6,233,362,218
                                                                                --------------

                                                                                    VALUE+
                                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S) DFA Short Term Investment Fund......................... 26,680,532            308,693,759                 4.9%
                                                                                --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,023,397,243).....................................                    $6,542,055,977               103.7%
                                                                                ==============               =====

As of October 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                             UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/21/18  $33,568,522 $31,092,750   $(2,475,772)
S&P 500(R) Emini Index......................................    110     12/21/18   15,534,564  14,911,050      (623,514)
                                                                                  ----------- -----------   -----------
TOTAL FUTURES CONTRACTS.....................................                      $49,103,086 $46,003,800   $(3,099,286)
                                                                                  =========== ===========   ===========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil..................... $  514,809,593              --   --    $  514,809,593
   Chile......................        422,552  $  105,841,553   --       106,264,105
   China......................     78,734,496   1,003,015,111   --     1,081,749,607
   Colombia...................     16,370,836              --   --        16,370,836
   Greece.....................             --      22,007,590   --        22,007,590
   Hong Kong..................         35,718         881,786   --           917,504
   Hungary....................             --       7,822,621   --         7,822,621
   India......................        583,029     783,228,010   --       783,811,039
   Indonesia..................        632,019     168,997,208   --       169,629,227
   Malaysia...................             --     226,634,452   --       226,634,452
   Mexico.....................    182,533,339          56,523   --       182,589,862
   Philippines................             --      84,312,283   --        84,312,283
   Poland.....................             --      81,825,294   --        81,825,294
   Russia.....................      2,432,481              --   --         2,432,481
   Singapore..................             --         175,795   --           175,795
   South Africa...............      9,976,614     438,991,007   --       448,967,621
   South Korea................      2,340,766     989,622,927   --       991,963,693
   Taiwan.....................        363,573   1,051,340,576   --     1,051,704,149
   Thailand...................    267,142,443         277,913   --       267,420,356
   Turkey.....................             --      74,984,724   --        74,984,724
Preferred Stocks
   Brazil.....................    112,495,679              --   --       112,495,679
   Chile......................             --       1,481,062   --         1,481,062
   Colombia...................      2,444,471              --   --         2,444,471
Rights/Warrants
   Indonesia..................             --         298,713   --           298,713
   Malaysia...................             --          36,378   --            36,378
   South Korea................             --         163,751   --           163,751
   Taiwan.....................             --          14,664   --            14,664
   Thailand...................             --          34,668   --            34,668
Securities Lending Collateral.             --     308,693,759   --       308,693,759
Futures Contracts**...........     (3,099,286)             --   --        (3,099,286)
                               --------------  --------------   --    --------------
TOTAL......................... $1,188,218,323  $5,350,738,368   --    $6,538,956,691
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S.       THE DFA    THE JAPANESE     THE ASIA
                                                               LARGE CAP   INTERNATIONAL SMALL COMPANY  PACIFIC SMALL
                                                             VALUE SERIES* VALUE SERIES*    SERIES*    COMPANY SERIES*
                                                             ------------- ------------- ------------- ---------------
ASSETS:
Investments at Value (including $1,157,676, $493,832,
  $406,977 and $271,854 of securities on loan,
  respectively).............................................  $28,970,122   $11,983,670   $3,802,749     $1,719,710
Temporary Cash Investments at Value & Cost..................      254,326            --           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $516,703, $488,030, $218,282 and
  $102,268).................................................      516,726       488,072      218,283        102,269
Segregated Cash for Futures Contracts.......................        9,030         4,482           --             --
Foreign Currencies at Value.................................           --        12,447        1,430          2,420
Cash........................................................           --       120,621        4,682            531
Receivables:
   Investment Securities Sold...............................        2,669         9,828        6,042          6,454
   Dividends, Interest and Tax Reclaims.....................       36,806        55,078       23,777            906
   Securities Lending Income................................          114           641        1,325            642
   Futures Margin Variation.................................        1,941           953           --             --
Unrealized Gain on Foreign Currency Contracts...............           --            19           --             --
                                                              -----------   -----------   ----------     ----------
       Total Assets.........................................   29,791,734    12,675,811    4,058,288      1,832,932
                                                              -----------   -----------   ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................      516,732       488,058      218,323        102,262
   Investment Securities Purchased..........................       27,826        31,386        5,218              4
   Due to Advisor...........................................        2,547         2,123          340            152
Unrealized Loss on Foreign Currency Contracts...............           --             5           --             --
Accrued Expenses and Other Liabilities......................        1,834           899          310            143
                                                              -----------   -----------   ----------     ----------
       Total Liabilities....................................      548,939       522,471      224,191        102,561
                                                              -----------   -----------   ----------     ----------
NET ASSETS..................................................  $29,242,795   $12,153,340   $3,834,097     $1,730,371
                                                              ===========   ===========   ==========     ==========
Investments at Cost.........................................  $21,537,117   $11,764,956   $3,390,946     $1,814,726
                                                              ===========   ===========   ==========     ==========
Foreign Currencies at Cost..................................  $        --   $    12,472   $    1,430     $    2,426
                                                              ===========   ===========   ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                 THE EMERGING
                                                     THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                    KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                   COMPANY SERIES*     SERIES*        SERIES*    MARKETS SERIES*   SERIES*
                                                   --------------- --------------- ------------- --------------- ------------
ASSETS:
Investments at Value (including $23,348,
  $590,451, $201,608, $230,914 and $726,606 of
  securities on loan, respectively)...............   $2,178,246      $5,387,068     $1,144,094     $5,393,142     $6,233,362
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $25,538,
  $589,632, $154,040, $135,201 and $308,689)......       25,540         589,645        154,044        135,212        308,694
Segregated Cash for Futures Contracts.............           --              --             --          2,578          2,350
Foreign Currencies at Value.......................        1,320          13,899            334         27,579         44,519
Cash..............................................        2,899           1,750            954         51,986         22,821
Receivables:
   Investment Securities Sold.....................        2,448          14,104            489             --          2,861
   Dividends, Interest and Tax Reclaims...........        6,330          10,149            711          5,006          6,765
   Securities Lending Income......................           74           1,375            398            406          4,009
   Futures Margin Variation.......................           --              --             --            549            499
Unrealized Gain on Foreign Currency Contracts.....            4              --             --             --              2
                                                     ----------      ----------     ----------     ----------     ----------
       Total Assets...............................    2,216,861       6,017,990      1,301,024      5,616,458      6,625,882
                                                     ----------      ----------     ----------     ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............       25,543         589,693        154,033        135,214        308,662
   Investment Securities Purchased................        2,151           5,175             --         10,731          9,136
   Due to Advisor.................................          191             476            103            472          1,105
Unrealized Loss on Foreign Currency Contracts.....           --               1             --             --              3
Accrued Expenses and Other Liabilities............          151             385             77            392            674
                                                     ----------      ----------     ----------     ----------     ----------
       Total Liabilities..........................       28,036         595,730        154,213        146,809        319,580
                                                     ----------      ----------     ----------     ----------     ----------
NET ASSETS........................................   $2,188,825      $5,422,260     $1,146,811     $5,469,649     $6,306,302
                                                     ==========      ==========     ==========     ==========     ==========
Investments at Cost...............................   $2,131,989      $4,806,989     $1,423,202     $4,077,917     $6,714,708
                                                     ==========      ==========     ==========     ==========     ==========
Foreign Currencies at Cost........................   $    1,320      $   13,953     $      334     $   27,762     $   45,352
                                                     ==========      ==========     ==========     ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.       THE DFA    THE JAPANESE  THE ASIA PACIFIC
                                                                  LARGE CAP   INTERNATIONAL SMALL COMPANY  SMALL COMPANY
                                                                VALUE SERIES# VALUE SERIES#    SERIES#        SERIES#
                                                                ------------- ------------- ------------- ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $42,705,
     $7,880 and $1,125, respectively)..........................  $   663,709   $   438,823    $  71,123      $  70,986
   Income from Securities Lending..............................        2,537         9,055       14,354          7,628
       Total Investment Income.................................      666,246       447,878       85,477         78,614
EXPENSES
   Investment Management Fees..................................       29,655        26,161        4,234          1,927
   Accounting & Transfer Agent Fees............................        1,220           546          178             84
   Custodian Fees..............................................          308         1,005          628            342
   Shareholders' Reports.......................................           --            --            1              3
   Directors'/Trustees' Fees & Expenses........................          119            54           17              8
   Professional Fees...........................................          393           222           64             29
   Other.......................................................          599           383          125             56
                                                                 -----------   -----------    ---------      ---------
       Total Expenses..........................................       32,294        28,371        5,247          2,449
                                                                 -----------   -----------    ---------      ---------
   Fees Paid Indirectly (Note C)...............................           --          (989)        (148)           (54)
                                                                 -----------   -----------    ---------      ---------
   Net Expenses................................................       32,294        27,382        5,099          2,395
                                                                 -----------   -----------    ---------      ---------
   NET INVESTMENT INCOME (LOSS)................................      633,952       420,496       80,378         76,219
                                                                 -----------   -----------    ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    1,506,250       410,722      229,342        (55,523)
       Affiliated Investment Companies Shares Sold.............          (48)         (107)        (137)           (60)
       Futures.................................................       32,885        13,338           --           (134)
       Foreign Currency Transactions...........................           --        (5,911)      (2,149)          (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............   (1,356,683)   (1,897,300)    (628,895)      (175,750)
       Affiliated Investment Companies Shares..................          (15)           55           71             42
       Futures.................................................      (21,778)       (9,675)          --             --
       Translation of Foreign Currency Denominated Amounts.....           --          (613)         280             (7)
                                                                 -----------   -----------    ---------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................      160,611    (1,489,491)    (401,488)      (232,330)
                                                                 -----------   -----------    ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................  $   794,563   $(1,068,995)   $(321,110)     $(156,111)
                                                                 ===========   ===========    =========      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                THE EMERGING
                                                    THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                   KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                  COMPANY SERIES#     SERIES#        SERIES#    MARKETS SERIES#   SERIES#
                                                  --------------- --------------- ------------- --------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $115, $21,531, $3,695, $19,000 and
     $22,195, respectively)......................    $  78,294      $   140,369     $  21,299      $ 152,477    $   169,405
   Income from Securities Lending................        1,135           18,943         5,340          5,675         55,213
                                                     ---------      -----------     ---------      ---------    -----------
       Total Investment Income...................       79,429          159,312        26,639        158,152        224,618
                                                     ---------      -----------     ---------      ---------    -----------
EXPENSES
   Investment Management Fees....................        2,377            6,059         1,201          6,237         14,936
   Accounting & Transfer Agent Fees..............          101              254            49            261            312
   Custodian Fees................................          106              737            73          1,790          2,556
   Shareholders' Reports.........................            2               --             4             --             --
   Directors'/Trustees' Fees & Expenses..........           10               24             4             28             31
   Professional Fees.............................           36              103            18            305            209
   Other.........................................           67              203            32            192            221
                                                     ---------      -----------     ---------      ---------    -----------
          Total Expenses.........................        2,699            7,380         1,381          8,813         18,265
                                                     ---------      -----------     ---------      ---------    -----------
   Fees Paid Indirectly (Note C).................          (75)            (315)          (49)          (554)          (381)
                                                     ---------      -----------     ---------      ---------    -----------
   Net Expenses..................................        2,624            7,065         1,332          8,259         17,884
                                                     ---------      -----------     ---------      ---------    -----------
   NET INVESTMENT INCOME (LOSS)..................       76,805          152,247        25,307        149,893        206,734
                                                     ---------      -----------     ---------      ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............       85,120          319,242        27,505         83,224        190,607
       Affiliated Investment Companies
         Shares Sold.............................           (9)            (101)          (19)           (12)             3
       Futures...................................           --              161            --         (2,079)          (241)
       Foreign Currency Transactions.............       (1,153)          (2,498)          120         (1,530)        (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     (373,044)      (1,131,028)     (185,376)      (948,414)    (1,594,871)
       Affiliated Investment Companies
         Shares..................................           --               78            (3)             7            (30)
       Futures...................................           --               --            --         (3,369)        (4,231)
       Translation of Foreign Currency
         Denominated Amounts.....................         (181)            (371)            6            (32)           (34)
                                                     ---------      -----------     ---------      ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......     (289,267)        (814,517)     (157,767)      (872,205)    (1,413,972)
                                                     ---------      -----------     ---------      ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................    $(212,462)     $  (662,270)    $(132,460)     $(722,312)   $(1,207,238)
                                                     =========      ===========     =========      =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE CAP VALUE  THE DFA INTERNATIONAL VALUE
                                                                           SERIES                    SERIES
                                                                  ------------------------  --------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018  OCT 31, 2017
                                                                  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   633,952  $   540,980  $   420,496   $   373,063
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................   1,506,250    1,415,252      410,722       133,582
       Affiliated Investment Companies Shares Sold...............         (48)          (4)        (107)           55
       Futures...................................................      32,885       22,013       13,338        16,570
       Foreign Currency Transactions.............................          --           --       (5,911)       (2,679)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,356,683)   3,199,777   (1,897,300)    2,126,222
       Affiliated Investment Companies Shares....................         (15)         (95)          55           (73)
       Futures...................................................     (21,778)      11,932       (9,675)        3,736
       Translation of Foreign Currency Denominated Amounts.......          --           --         (613)        1,069
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................     794,563    5,189,855   (1,068,995)    2,651,545
                                                                  -----------  -----------  -----------   -----------
Transactions in Interest:
   Contributions.................................................   2,333,386    2,626,519    1,051,133       995,812
   Withdrawals...................................................  (1,561,700)  (1,056,396)    (560,948)     (644,747)
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) from Transactions in Interest.....     771,686    1,570,123      490,185       351,065
                                                                  -----------  -----------  -----------   -----------
       Total Increase (Decrease) in Net Assets...................   1,566,249    6,759,978     (578,810)    3,002,610
NET ASSETS
   Beginning of Year.............................................  27,676,546   20,916,568   12,732,150     9,729,540
                                                                  -----------  -----------  -----------   -----------
   End of Year................................................... $29,242,795  $27,676,546  $12,153,340   $12,732,150
                                                                  ===========  ===========  ===========   ===========

                                                                     THE JAPANESE SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   80,378   $   65,529
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     229,342      174,661
       Affiliated Investment Companies Shares Sold...............        (137)          70
       Futures...................................................          --           --
       Foreign Currency Transactions.............................      (2,149)      (2,843)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (628,895)     616,328
       Affiliated Investment Companies Shares....................          71         (116)
       Futures...................................................          --           --
       Translation of Foreign Currency Denominated Amounts.......         280          489
                                                                   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (321,110)     854,118
                                                                   ----------   ----------
Transactions in Interest:
   Contributions.................................................     364,251      195,960
   Withdrawals...................................................    (198,093)    (193,623)
                                                                   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     166,158        2,337
                                                                   ----------   ----------
       Total Increase (Decrease) in Net Assets...................    (154,952)     856,455
NET ASSETS
   Beginning of Year.............................................   3,989,049    3,132,594
                                                                   ----------   ----------
   End of Year...................................................  $3,834,097   $3,989,049
                                                                   ==========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   THE ASIA PACIFIC SMALL   THE UNITED KINGDOM SMALL
                                                                       COMPANY SERIES            COMPANY SERIES
                                                                  ------------------------  ------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   76,219   $   63,045   $   76,805   $   68,684
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     (55,523)      57,205       85,120       68,209
       Affiliated Investment Companies Shares Sold...............         (60)          63           (9)           2
       Futures...................................................        (134)          --           --           --
       Foreign Currency Transactions.............................        (898)        (697)      (1,153)         330
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (175,750)     131,297     (373,044)     383,963
       Affiliated Investment Companies Shares....................          42          (85)          --           (8)
       Translation of Foreign Currency Denominated Amounts.......          (7)          (7)        (181)         206
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (156,111)     250,821     (212,462)     521,386
                                                                   ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions.................................................     199,024      110,964      120,516      158,197
   Withdrawals...................................................    (128,247)    (101,816)     (49,141)     (33,136)
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....      70,777        9,148       71,375      125,061
                                                                   ----------   ----------   ----------   ----------
       Total Increase (Decrease) in Net Assets...................     (85,334)     259,969     (141,087)     646,447
NET ASSETS
   Beginning of Year.............................................   1,815,705    1,555,736    2,329,912    1,683,465
                                                                   ----------   ----------   ----------   ----------
   End of Year...................................................  $1,730,371   $1,815,705   $2,188,825   $2,329,912
                                                                   ==========   ==========   ==========   ==========

                                                                    THE CONTINENTAL SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   152,247   $  114,873
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     319,242      217,209
       Affiliated Investment Companies Shares Sold...............        (101)          32
       Futures...................................................         161           --
       Foreign Currency Transactions.............................      (2,498)         992
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,131,028)   1,106,864
       Affiliated Investment Companies Shares....................          78         (119)
       Translation of Foreign Currency Denominated Amounts.......        (371)         303
                                                                  -----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (662,270)   1,440,154
                                                                  -----------   ----------
Transactions in Interest:
   Contributions.................................................     480,253      303,976
   Withdrawals...................................................    (146,782)    (140,996)
                                                                  -----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     333,471      162,980
                                                                  -----------   ----------
       Total Increase (Decrease) in Net Assets...................    (328,799)   1,603,134
NET ASSETS
   Beginning of Year.............................................   5,751,059    4,147,925
                                                                  -----------   ----------
   End of Year................................................... $ 5,422,260   $5,751,059
                                                                  ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       THE CANADIAN SMALL       THE EMERGING MARKETS
                                                                         COMPANY SERIES                SERIES
                                                                    ------------------------  ------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                    ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................  $   25,307   $   24,738  $   149,893   $  128,502
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................      27,505      (39,064)      83,224       (7,795)
       Affiliated Investment Companies Shares Sold.................         (19)          21          (12)          (8)
       Futures.....................................................          --           --       (2,079)       8,355
       Foreign Currency Transactions...............................         120          (26)      (1,530)         (35)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (185,376)     137,860     (948,414)   1,213,036
       Affiliated Investment Companies Shares......................          (3)         (28)           7          (19)
       Futures.....................................................          --           --       (3,369)         929
       Translation of Foreign Currency Denominated Amounts.........           6           (7)         (32)         (69)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (132,460)     123,494     (722,312)   1,342,896
                                                                     ----------   ----------  -----------   ----------
Transactions in Interest:
   Contributions...................................................     136,490      269,073      667,220      738,457
   Withdrawals.....................................................     (47,441)    (135,609)  (1,198,466)    (355,877)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................      89,049      133,464     (531,246)     382,580
                                                                     ----------   ----------  -----------   ----------
       Total Increase (Decrease) in Net Assets.....................     (43,411)     256,958   (1,253,558)   1,725,476
NET ASSETS
   Beginning of Year...............................................   1,190,222      933,264    6,723,207    4,997,731
                                                                     ----------   ----------  -----------   ----------
   End of Year.....................................................  $1,146,811   $1,190,222  $ 5,469,649   $6,723,207
                                                                     ==========   ==========  ===========   ==========

                                                                    THE EMERGING MARKETS SMALL
                                                                           CAP SERIES
                                                                    ------------------------
                                                                     YEAR ENDED    YEAR ENDED
                                                                    OCT 31, 2018  OCT 31, 2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   206,734    $  176,036
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     190,607       173,946
       Affiliated Investment Companies Shares Sold.................           3            23
       Futures.....................................................        (241)        9,284
       Foreign Currency Transactions...............................      (5,175)           79
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (1,594,871)      923,325
       Affiliated Investment Companies Shares......................         (30)          (73)
       Futures.....................................................      (4,231)          843
       Translation of Foreign Currency Denominated Amounts.........         (34)         (193)
                                                                    -----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,207,238)    1,283,270
                                                                    -----------    ----------
Transactions in Interest:
   Contributions...................................................     667,652       959,649
   Withdrawals.....................................................    (407,569)     (505,109)
                                                                    -----------    ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     260,083       454,540
                                                                    -----------    ----------
       Total Increase (Decrease) in Net Assets.....................    (947,155)    1,737,810
NET ASSETS
   Beginning of Year...............................................   7,253,457     5,515,647
                                                                    -----------    ----------
   End of Year..................................................... $ 6,306,302    $7,253,457
                                                                    ===========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                                   ---------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------ ------------ ------------ ------------ ------------
Total Return......................................        2.95%       24.31%        4.75%        1.32%       15.67%
                                                   -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)............... $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets...........        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate...........................          13%          15%          15%          16%          15%
                                                   -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE DFA INTERNATIONAL VALUE SERIES
                                                   ------------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------  ------------  ------------
Total Return......................................       (8.10%)       26.53%       (0.10%)       (5.35%)       (0.72%)
                                                   -----------   -----------   ----------    ----------    ----------
Net Assets, End of Year (thousands)............... $12,153,340   $12,732,150   $9,729,540    $9,227,905    $9,343,666
Ratio of Expenses to Average Net Assets...........        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.21%         3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate...........................          20%           17%          17%           21%           17%
                                                   -----------   -----------   ----------    ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------  ------------ ------------ ------------ ------------
Total Return......................................       (7.46%)       27.10%       14.53%        9.04%        2.46%
                                                    ----------    ----------   ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $3,834,097    $3,989,049   $3,132,594   $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets...........        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.90%         1.90%        1.99%        1.69%        1.71%
Portfolio Turnover Rate...........................          17%           13%          10%           6%           9%
                                                    ----------    ----------   ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   -----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------ ------------  ------------
Total Return......................................       (8.14%)       16.21%       16.69%      (11.83%)       (3.46%)
                                                    ----------    ----------   ----------   ----------    ----------
Net Assets, End of Year (thousands)...............  $1,730,371    $1,815,705   $1,555,736   $1,228,274    $1,453,786
Ratio of Expenses to Average Net Assets...........        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid............................
Indirectly).......................................        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.96%         3.82%        4.00%        4.17%         3.96%
Portfolio Turnover Rate...........................          18%           14%          10%           7%            7%
                                                    ----------    ----------   ----------   ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR        YEAR
                                                                ENDED        ENDED       ENDED        ENDED       ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                                2018         2017        2016         2015        2014
                                                             ----------   ----------  ----------   ----------  ----------
Total Return................................................      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                                             ----------   ----------  ----------   ----------  ----------
Net Assets, End of Year (thousands)......................... $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.....................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets........       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.....................................         14%           9%         15%          10%          8%
                                                             ----------   ----------  ----------   ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               THE CONTINENTAL SMALL COMPANY SERIES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                      ENDED        ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018         2017        2016        2015        2014
                                                   ----------   ----------  ----------  ----------  ----------
Total Return......................................     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets...........       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate...........................         15%          13%          9%         14%         13%
                                                   ----------   ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                       ------------------------------------------------------
                                                                          YEAR         YEAR       YEAR      YEAR       YEAR
                                                                          ENDED        ENDED      ENDED     ENDED      ENDED
                                                                         OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                                          2018         2017       2016      2015       2014
                                                                       ----------   ----------  --------  --------   --------
Total Return..........................................................     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                                                       ----------   ----------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets...............................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average Net Assets..................       2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate...............................................         14%          22%        8%       18%         5%
                                                                       ----------   ----------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               THE EMERGING MARKETS SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................................         12%           8%          5%          9%           5%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE EMERGING MARKETS SMALL CAP SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets......................       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.........       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate......................................         12%          15%         18%         18%           9%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company
                                       Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series............................. 0.10%

The DFA International Value Series.......................... 0.20%
The Japanese Small Company Series........................... 0.10%
The Asia Pacific Small Company Series....................... 0.10%
The United Kingdom Small Company Series..................... 0.10%
The Continental Small Company Series........................ 0.10%
The Canadian Small Company Series........................... 0.10%
The Emerging Markets Series................................. 0.10%
The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
The DFA International Value Series..........................    $989
The Japanese Small Company Series...........................     148
The Asia Pacific Small Company Series.......................      54
The United Kingdom Small Company Series.....................      75
The Continental Small Company Series........................     315
The Canadian Small Company Series...........................      49
The Emerging Markets Series.................................     554
The Emerging Markets Small Cap Series.......................     381

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series............................. $617
The DFA International Value Series..........................  376
The Japanese Small Company Series...........................   94
The Asia Pacific Small Company Series.......................   48
The United Kingdom Small Company Series.....................   61
The Continental Small Company Series........................  122
The Canadian Small Company Series...........................   29
The Emerging Markets Series.................................  154
The Emerging Markets Small Cap Series.......................  135

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES    SALES
                                                             ---------- ----------
The U.S. Large Cap Value Series............................. $5,543,488 $3,723,399
The DFA International Value Series.......................... $3,403,827 $2,545,630
The Japanese Small Company Series........................... $  976,847 $  719,764
The Asia Pacific Small Company Series....................... $  510,299 $  343,622
The United Kingdom Small Company Series..................... $  524,714 $  331,876
The Continental Small Company Series........................ $1,375,712 $  893,142
The Canadian Small Company Series........................... $  322,055 $  164,166
The Emerging Markets Series................................. $  745,874 $1,110,431
The Emerging Markets Small Cap Series....................... $1,317,097 $  847,123

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                ========   ==========  ==========    =====         ====          ========          ======
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                ========   ==========  ==========    =====         ====          ========          ======
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                ========   ==========  ==========    =====         ====          ========          ======
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $11,998       --
                               -------       --
TOTAL                          $11,998       --
                               =======       ==
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $15,317       --
                               -------       --
TOTAL                          $15,317       --
                               =======       ==
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 5,579       --
                               -------       --
TOTAL                          $ 5,579       --
                               =======       ==
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 3,391       --
                               -------       --
TOTAL                          $ 3,391       --
                               =======       ==

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                ========   ==========  ==========    =====         ====          ========          ======
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                ========   ==========  ==========    =====         ====          ========          ======
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 1,181       --
                               -------       --
TOTAL......................... $ 1,181       --
                               =======       ==
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $10,663       --
                               -------       --
TOTAL......................... $10,663       --
                               =======       ==
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 3,462       --
                               -------       --
TOTAL......................... $ 3,462       --
                               =======       ==
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................ $ 4,144       --
                               -------       --
TOTAL......................... $ 4,144       --
                               =======       ==
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................ $ 8,657       --
                               -------       --
TOTAL......................... $ 8,657       --
                               =======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series............................. $22,308,146  $8,353,529   $  (934,220)    $7,419,309
The DFA International Value Series..........................  12,252,986   1,301,440    (1,089,475)       211,965

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
The Japanese Small Company Series........................... $3,609,228  $  761,853   $  (350,049)    $  411,804
The Asia Pacific Small Company Series.......................  1,916,994     282,504      (377,519)       (95,015)
The United Kingdom Small Company Series.....................  2,157,527     405,786      (359,527)        46,259
The Continental Small Company Series........................  5,396,621   1,297,062      (716,970)       580,092
The Canadian Small Company Series...........................  1,577,242     146,420      (425,524)      (279,104)
The Emerging Markets Series.................................  4,213,118   1,784,917      (472,387)     1,312,530
The Emerging Markets Small Cap Series.......................  7,023,397   1,092,377    (1,576,818)      (484,441)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the International Equity Series had no outstanding forward currency contracts.

   3. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             --------
The U.S. Large Cap Value Series............................. $203,773
The DFA International Value Series..........................  108,115
The Asia Pacific Small Company Series.......................    2,013
The Emerging Markets Series.................................   44,889
The Emerging Markets Small Cap Series.......................   49,628

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
The U.S. Large Cap Value Series.............................     $(13,718)       $(13,718)
The DFA International Value Series..........................       (6,791)         (6,791)
The Emerging Markets Series.................................       (2,706)         (2,706)
The Emerging Markets Small Cap Series.......................       (3,099)         (3,099)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

      The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $ 32,885         $ 32,885
The DFA International Value Series..........................   13,338           13,338
The Asia Pacific Small Company Series.......................     (134)            (134)*
The Continental Small Company Series........................      161              161*
The Emerging Markets Series.................................   (2,079)          (2,079)
The Emerging Markets Small Cap Series.......................     (241)            (241)

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $(21,778)        $(21,778)
The DFA International Value Series..........................   (9,675)          (9,675)
The Emerging Markets Series.................................   (3,369)          (3,369)
The Emerging Markets Small Cap Series.......................   (4,231)          (4,231)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                          ------------- ------------ ------------ -------- ---------------
The Japanese Small
  Company Series.........     2.36%       $ 1,921         14        $ 2       $  8,641
The Asia Pacific Small
  Company Series.........     2.24%         1,559         16          1          8,338
The United Kingdom Small
  Company Series.........     2.17%         2,955          1         --          2,955
The Canadian Small
  Company Series.........     2.17%           103          3         --            225
The Emerging Markets
  Series.................     2.21%        20,086         11         12        117,083
The Emerging Markets
  Small Cap Series.......     2.35%         4,229         15          4         10,350

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Series' available line of credit was used.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The U.S. Large Cap Value Series............................. $543,066  $194,550       $ (7,741)
The DFA International Value Series..........................  152,750   118,896          8,056
The Japanese Small Company Series...........................   93,194    63,061        (33,589)
The Asia Pacific Small Company Series.......................   36,855    85,500        (57,769)
The United Kingdom Small Company Series.....................   23,905    20,556        (25,020)
The Continental Small Company Series........................   67,369    59,514        (31,813)
The Canadian Small Company Series...........................   36,652     8,276            636
The Emerging Markets Series.................................    6,305     2,737           (757)

PORTFOLIO                                                    PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------ --------------------
The Emerging Markets Small Cap Series.......................  $13,649  $6,267        $1,217

J. SECURITIES LENDING:

   As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
The U.S. Large Cap Value Series............................. $668,401
The DFA International Value Series..........................   26,616
The Japanese Small Company Series...........................  210,816
The Asia Pacific Small Company Series.......................  192,107
The United Kingdom Small Company Series.....................    1,195
The Continental Small Company Series........................   59,659
The Canadian Small Company Series...........................   59,427
The Emerging Markets Series.................................  109,544
The Emerging Markets Small Cap Series.......................  470,789

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks............................................ $516,725,797     --         --         --    $516,725,797
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks............................................  488,071,641     --         --         --     488,071,641
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks............................................  218,282,913     --         --         --     218,282,913
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks............................................  102,268,796     --         --         --     102,268,796
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks............................................   25,539,665     --         --         --      25,539,665
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Preferred Stocks, Rights/Warrants.........  589,645,154     --         --         --     589,645,154
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants...........................  154,044,207     --         --         --     154,044,207
THE EMERGING MARKETS SERIES
   Common Stocks............................................  135,211,841     --         --         --     135,211,841
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks............................................  308,693,759     --         --         --     308,693,759

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2008-October 31, 2018

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2008              $10,000                   $10,000
 11/30/2008                9,245                     9,247
 12/31/2008               10,386                     9,968
 1/31/2009                 9,453                     9,325
 2/28/2009                 8,650                     8,799
 3/31/2009                10,151                    10,063
 4/30/2009                12,149                    11,738
 5/31/2009                14,890                    13,743
 6/30/2009                14,708                    13,558
 7/31/2009                16,688                    15,083
 8/31/2009                16,819                    15,029
 9/30/2009                18,377                    16,393
 10/31/2009               17,946                    16,413
 11/30/2009               19,096                    17,118
 12/31/2009               20,051                    17,794
 1/31/2010                18,916                    16,802
 2/28/2010                19,069                    16,861
 3/31/2010                20,750                    18,222
 4/30/2010                20,891                    18,443
 5/31/2010                18,711                    16,821
 6/30/2010                18,829                    16,697
 7/31/2010                20,581                    18,088
 8/31/2010                20,212                    17,736
 9/30/2010                22,647                    19,707
 10/31/2010               23,429                    20,280
 11/30/2010               22,678                    19,744
 12/31/2010               24,572                    21,153
 1/31/2011                23,806                    20,579
 2/28/2011                23,421                    20,387
 3/31/2011                24,772                    21,586
 4/30/2011                25,663                    22,256
 5/31/2011                24,693                    21,672
 6/30/2011                24,191                    21,338
 7/31/2011                23,998                    21,244
 8/31/2011                21,571                    19,345
 9/30/2011                17,706                    16,525
 10/31/2011               20,039                    18,714
 11/30/2011               19,030                    17,466
 12/31/2011               18,354                    17,256
 1/31/2012                20,907                    19,213
 2/29/2012                22,184                    20,364
 3/31/2012                21,237                    19,684
 4/30/2012                20,554                    19,449
 5/31/2012                18,283                    17,268
 6/30/2012                19,116                    17,934
 7/31/2012                19,002                    18,284
 8/31/2012                19,273                    18,223
 9/30/2012                20,518                    19,323
 10/31/2012               20,259                    19,206
 11/30/2012               20,491                    19,450
 12/31/2012               21,991                    20,401
 1/31/2013                22,352                    20,682
 2/28/2013                21,987                    20,422
 3/31/2013                21,806                    20,070
 4/30/2013                22,003                    20,222
 5/31/2013                21,382                    19,703
 6/30/2013                19,587                    18,448
 7/31/2013                19,976                    18,641
 8/31/2013                19,560                    18,321
 9/30/2013                21,009                    19,512
 10/31/2013               21,968                    20,460
 11/30/2013               21,449                    20,161
 12/31/2013               21,241                    19,870
 1/31/2014                19,764                    18,580
 2/28/2014                20,208                    19,195
 3/31/2014                21,115                    19,784
 4/30/2014                21,261                    19,850
 5/31/2014                22,132                    20,543
 6/30/2014                22,718                    21,089
 7/31/2014                23,154                    21,497
 8/31/2014                23,676                    21,981
 9/30/2014                21,748                    20,352
 10/31/2014               21,728                    20,592
 11/30/2014               21,374                    20,374
 12/31/2014               20,389                    19,435
 1/31/2015                20,228                    19,552
 2/28/2015                20,954                    20,157
 3/31/2015                20,373                    19,870
 4/30/2015                22,400                    21,399
 5/31/2015                21,410                    20,542
 6/30/2015                20,738                    20,008
 7/31/2015                19,085                    18,621
 8/31/2015                17,356                    16,937
 9/30/2015                16,783                    16,428
 10/31/2015               17,828                    17,599
 11/30/2015               17,140                    16,913
 12/31/2015               16,630                    16,536
 1/31/2016                15,703                    15,463
 2/29/2016                15,801                    15,438
 3/31/2016                18,138                    17,481
 4/30/2016                18,629                    17,576
 5/31/2016                17,427                    16,920
 6/30/2016                18,385                    17,596
 7/31/2016                19,548                    18,482
 8/31/2016                19,913                    18,941
 9/30/2016                20,200                    19,185
 10/31/2016               20,644                    19,230
 11/30/2016               19,929                    18,345
 12/31/2016               20,019                    18,386
 1/31/2017                21,292                    19,392
 2/28/2017                22,270                    19,985
 3/31/2017                22,887                    20,490
 4/30/2017                23,063                    20,939
 5/31/2017                23,484                    21,558
 6/30/2017                23,554                    21,775
 7/31/2017                24,819                    23,073
 8/31/2017                25,451                    23,587
 9/30/2017                24,894                    23,493
 10/31/2017               25,781                    24,317
 11/30/2017               25,919                    24,366
 12/31/2017               26,885                    25,240
 1/31/2018                29,257                    27,344
 2/28/2018                27,887                    26,083
 3/31/2018                27,517                    25,598
 4/30/2018                27,627                    25,485
 5/31/2018                26,445                    24,582
 6/30/2018                25,011                    23,560
 7/31/2018                26,162                    24,078
 8/31/2018                25,546                    23,427
 9/30/2018                25,581                    23,303
 10/31/2018               23,444                    21,273

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
------------                        ---------  --------  --------
                                        -9.06%     1.31%     8.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.06% for the Fund and -12.52% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares............................... $1,000.00 $  848.60    0.12%     $0.56
Hypothetical 5% Annual Return
   Institutional Class Shares............................... $1,000.00 $1,024.60    0.12%     $0.61

(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

             DIMENSIONAL EMERGING MARKETS VALUE FUND
Communication Services......................................   4.4%
Consumer Discretionary......................................   7.0%
Consumer Staples............................................   3.2%
Energy......................................................  16.5%
Financials..................................................  28.1%
Health Care.................................................   1.1%
Industrials.................................................   9.0%
Information Technology......................................   7.6%
Materials...................................................  17.8%
Real Estate.................................................   3.8%
Utilities...................................................   1.5%
                                                             100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
BRAZIL -- (9.1%)
    Petroleo Brasileiro SA, Sponsored ADR............................  14,367,145         $  212,921,089                1.3%
    Petroleo Brasileiro SA, Sponsored ADR............................  11,860,183            192,727,974                1.2%
    Vale SA..........................................................  25,779,178            392,835,471                2.4%
    Vale SA, Sponsored ADR...........................................  16,255,951            245,464,858                1.5%
    Other Securities.................................................                        488,493,356                2.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,532,442,748                9.2%
                                                                                          --------------               ----
CHILE -- (1.5%)
    Other Securities.................................................                        252,856,404                1.5%
                                                                                          --------------               ----
CHINA -- (17.3%)
    Agricultural Bank of China, Ltd., Class H........................ 174,752,000             76,922,301                0.5%
    Bank of China, Ltd., Class H..................................... 319,537,817            136,136,324                0.8%
    China Construction Bank Corp., Class H........................... 456,403,101            362,177,201                2.2%
    China Mobile, Ltd................................................  26,696,500            250,089,559                1.5%
    China Overseas Land & Investment, Ltd............................  28,630,000             90,008,084                0.6%
    China Petroleum & Chemical Corp., ADR............................   1,096,853             88,472,147                0.5%
    China Resources Land, Ltd........................................  21,320,000             72,513,561                0.4%
    CNOOC, Ltd.......................................................  86,560,000            147,409,849                0.9%
    Industrial & Commercial Bank of China, Ltd., Class H............. 347,978,996            236,094,205                1.4%
    PetroChina Co., Ltd., Class H.................................... 132,694,000             95,410,082                0.6%
    Other Securities.................................................                      1,350,954,972                8.0%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      2,906,188,285               17.4%
                                                                                          --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         30,714,677                0.2%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         38,726,011                0.2%
                                                                                          --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                          2,765,160                0.0%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            575,029                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                         40,828,087                0.3%
                                                                                          --------------               ----
INDIA -- (12.3%)
    * Axis Bank, Ltd.................................................  11,193,280             87,680,593                0.5%
    ICICI Bank, Ltd., Sponsored ADR..................................   9,736,742             92,401,680                0.6%
    Larsen & Toubro, Ltd.............................................   4,341,385             76,144,793                0.5%
    Reliance Industries, Ltd.........................................  34,030,289            487,144,109                2.9%
    Other Securities.................................................                      1,324,952,288                7.9%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      2,068,323,463               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.4%)
    Other Securities.................................................                        395,331,341                2.4%
                                                                                          --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
MALAYSIA -- (2.9%)
    Other Securities.................................................                     $  481,103,917                2.9%
                                                                                          --------------               ----
MEXICO -- (3.3%)
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR.........     828,427             70,474,285                0.4%
#.. Grupo Financiero Banorte S.A.B. de C.V...........................  16,763,095             92,417,464                0.6%
    Grupo Mexico S.A.B. de C.V.......................................  37,049,726             85,450,613                0.5%
    Other Securities.................................................                        308,237,989                1.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        556,580,351                3.3%
                                                                                          --------------               ----
PHILIPPINES -- (1.0%)
    Other Securities.................................................                        170,597,757                1.0%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        234,321,803                1.4%
                                                                                          --------------               ----
RUSSIA -- (2.2%)
    Gazprom PJSC, Sponsored ADR......................................  23,529,456            111,258,703                0.7%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)............................   1,526,223            113,793,494                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386)..............................   1,486,443            110,948,106                0.7%
    Other Securities.................................................                         34,200,545                0.1%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        370,200,848                2.2%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            290,047                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................   7,309,742             73,859,722                0.5%
#.. MTN Group, Ltd...................................................  20,660,217            119,972,420                0.7%
    Sasol, Ltd.......................................................   3,511,112            114,742,961                0.7%
    Standard Bank Group, Ltd.........................................  17,066,487            189,083,288                1.1%
    Other Securities.................................................                        589,866,218                3.5%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,087,524,609                6.5%
                                                                                          --------------               ----
SOUTH KOREA -- (16.1%)
    Hana Financial Group, Inc........................................   3,478,498            117,175,337                0.7%
    Hyundai Mobis Co., Ltd...........................................     466,986             78,006,168                0.5%
    Hyundai Motor Co.................................................   1,260,771            118,087,465                0.7%
    KB Financial Group, Inc., ADR....................................   2,944,487            122,343,435                0.8%
    LG Electronics, Inc..............................................   1,469,865             82,172,519                0.5%
    POSCO............................................................     609,801            139,579,119                0.9%
    POSCO, Sponsored ADR.............................................   1,487,744             85,723,809                0.5%
    Shinhan Financial Group Co., Ltd.................................   2,532,382             94,320,601                0.6%
    SK Innovation Co., Ltd...........................................     835,521            156,802,205                1.0%
    Other Securities.................................................                      1,717,365,330               10.1%
                                                                                          --------------               ----
TOTAL SOUTH KOREA....................................................                      2,711,575,988               16.3%
                                                                                          --------------               ----
TAIWAN -- (15.9%)
    Cathay Financial Holding Co., Ltd................................  76,712,000            121,793,535                0.8%
    China Steel Corp................................................. 128,706,320            101,651,701                0.6%
    CTBC Financial Holding Co., Ltd.................................. 161,641,073            108,239,785                0.7%
    First Financial Holding Co., Ltd................................. 111,513,349             70,548,110                0.4%
    Fubon Financial Holding Co., Ltd.................................  90,689,471            142,283,110                0.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd..............................  41,860,192         $   106,557,145                0.7%
    Mega Financial Holding Co., Ltd..................................  96,264,796              81,516,387                0.5%
    Taiwan Cement Corp...............................................  61,478,697              69,107,259                0.4%
#.. United Microelectronics Corp..................................... 196,319,681              74,813,761                0.5%
    Other Securities.................................................                       1,805,515,433               10.6%
                                                                                          ---------------              -----
TOTAL TAIWAN.........................................................                       2,682,026,226               16.1%
                                                                                          ---------------              -----
THAILAND -- (3.5%)
    PTT PCL.......................................................... 117,120,800             180,185,846                1.1%
    Other Securities.................................................                         415,411,350                2.5%
                                                                                          ---------------              -----
TOTAL THAILAND.......................................................                         595,597,196                3.6%
                                                                                          ---------------              -----
TURKEY -- (0.8%)
    Other Securities.................................................                         138,476,233                0.8%
                                                                                          ---------------              -----
TOTAL COMMON STOCKS..................................................                      16,297,046,180               97.7%
                                                                                          ---------------              -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Petroleo Brasileiro SA...........................................  12,781,490              94,860,877                0.6%
    Other Securities.................................................                         113,236,691                0.6%
                                                                                          ---------------              -----
TOTAL BRAZIL.........................................................                         208,097,568                1.2%
                                                                                          ---------------              -----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,953,790                0.1%
                                                                                          ---------------              -----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             149,005                0.0%
                                                                                          ---------------              -----
TOTAL PREFERRED STOCKS...............................................                         220,200,363                1.3%
                                                                                          ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             955,977                0.0%
                                                                                          ---------------              -----
TOTAL INVESTMENT SECURITIES..........................................                      16,518,202,520
                                                                                          ===============

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S) DFA Short Term Investment Fund..................................  27,454,672             317,650,554                1.9%
                                                                                          ---------------              -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $16,551,312,445)...........................................                     $16,835,853,074              100.9%
                                                                                          ===============              =====

As of October 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,523 $ 31,092,750  $(2,475,773)
S&P 500(R)/ /Emini Index..........................    608     12/21/18    88,845,479   82,417,440   (6,428,039)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $122,414,002 $113,510,190  $(8,903,812)
                                                                        ============ ============  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Brazil................................................... $1,532,442,748               --       -- $ 1,532,442,748
   Chile....................................................     51,693,904  $   201,162,500       --     252,856,404
   China....................................................    274,708,573    2,631,479,712       --   2,906,188,285
   Colombia.................................................     30,714,677               --       --      30,714,677
   Czech Republic...........................................             --       38,726,011       --      38,726,011
   Greece...................................................             --        2,765,160       --       2,765,160
   Hong Kong................................................             --          575,029       --         575,029
   Hungary..................................................             --       40,828,087       --      40,828,087
   India....................................................    113,467,210    1,954,856,253       --   2,068,323,463
   Indonesia................................................      2,176,735      393,154,606       --     395,331,341
   Malaysia.................................................             --      481,103,917       --     481,103,917
   Mexico...................................................    556,580,351               --       --     556,580,351
   Philippines..............................................             --      170,597,757       --     170,597,757
   Poland...................................................             --      234,321,803       --     234,321,803
   Russia...................................................    133,199,841      237,001,007       --     370,200,848
   Singapore................................................             --          290,047       --         290,047
   South Africa.............................................    124,078,931      963,445,678       --   1,087,524,609
   South Korea..............................................    293,773,016    2,417,802,972       --   2,711,575,988
   Taiwan...................................................     35,284,954    2,646,741,272       --   2,682,026,226
   Thailand.................................................    595,560,157           37,039       --     595,597,196
   Turkey...................................................             --      138,476,233       --     138,476,233
Preferred Stocks
   Brazil...................................................    208,097,568               --       --     208,097,568
   Colombia.................................................     11,953,790               --       --      11,953,790
   South Korea..............................................             --          149,005       --         149,005
Rights/Warrants
   Indonesia................................................             --          544,987       --         544,987
   Malaysia.................................................             --           72,132       --          72,132
   South Korea..............................................             --           92,961       --          92,961
   Taiwan...................................................             --          245,897       --         245,897
Securities Lending Collateral...............................             --      317,650,554       --     317,650,554
Futures Contracts**.........................................     (8,903,812)              --       --      (8,903,812)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $3,954,828,643  $12,872,120,619       -- $16,826,949,262
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                             DIMENSIONAL
                                                              EMERGING
                                                               MARKETS
                                                             VALUE FUND
                                                             -----------
ASSETS:
Investments at Value (including $659,573 of securities on
  loan)*.................................................... $16,518,203
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $317,628)........................     317,651
Segregated Cash for Futures Contracts.......................       5,338
Foreign Currencies at Value.................................     130,020
Cash........................................................      32,193
Receivables:
   Investment Securities Sold...............................       8,901
   Dividends and Interest...................................       3,909
   Securities Lending Income................................       1,568
   Futures Margin Variation.................................       1,142
Unrealized Gain on Foreign Currency Contracts...............           3
                                                             -----------
       Total Assets.........................................  17,018,928
                                                             -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................     317,655
   Investment Securities Purchased..........................      12,970
   Due to Advisor...........................................       1,458
Unrealized Loss on Foreign Currency Contracts...............           3
Accrued Expenses and Other Liabilities......................       1,935
                                                             -----------
       Total Liabilities....................................     334,021
                                                             -----------
NET ASSETS.................................................. $16,684,907
                                                             ===========
Investments at Cost......................................... $16,233,684
                                                             ===========
Foreign Currencies at Cost.................................. $   132,005
                                                             ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                  DIMENSIONAL
                                                                   EMERGING
                                                                    MARKETS
                                                                  VALUE FUND#
                                                                  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $72,294).......... $   535,331
   Income from Securities Lending................................      26,985
                                                                  -----------
          Total Investment Income................................     562,316
                                                                  -----------
EXPENSES
   Investment Management Fees....................................      19,295
   Accounting & Transfer Agent Fees..............................         845
   Custodian Fees................................................       5,292
   Directors'/Trustees' Fees & Expenses..........................          82
   Professional Fees.............................................         703
   Other.........................................................         724
                                                                  -----------
          Total Expenses.........................................      26,941
                                                                  -----------
   Fees Paid Indirectly (Note C).................................        (921)
                                                                  -----------
   Net Expenses..................................................      26,020
                                                                  -----------
   NET INVESTMENT INCOME (LOSS)..................................     536,296
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................................
       Investment Securities Sold**..............................     306,868
       Affiliated Investment Companies Shares Sold...............         (45)
       Futures...................................................       7,329
       Foreign Currency Transactions.............................      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (2,460,561)
       Affiliated Investment Companies Shares....................           4
       Futures...................................................     (12,284)
       Translation of Foreign Currency Denominated Amounts.......          34
                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................  (2,166,084)
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $(1,629,788)
                                                                  ===========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      DIMENSIONAL EMERGING
                                                                       MARKETS VALUE FUND
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   536,296  $   475,435
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     306,868     (259,529)
       Affiliated Investment Companies Shares Sold.................         (45)           1
       Futures.....................................................       7,329       20,081
       Foreign Currency Transactions...............................      (7,429)       2,950
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (2,460,561)   3,780,573
       Affiliated Investment Companies Shares......................           4          (79)
       Futures.....................................................     (12,284)       3,775
       Translation of Foreign Currency Denominated Amounts.........          34          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,629,788)   4,023,154
                                                                    -----------  -----------
Transactions in Interest:
   Contributions...................................................   1,168,085      842,290
   Withdrawals.....................................................  (2,465,601)  (1,900,740)
                                                                    -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................  (1,297,516)  (1,058,450)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,927,304)   2,964,704
NET ASSETS
   Beginning of Year...............................................  19,612,211   16,647,507
                                                                    -----------  -----------
   End of Year..................................................... $16,684,907  $19,612,211
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                       -----------------------------------------------------
                                                                           YEAR         YEAR         YEAR          YEAR
                                                                           ENDED        ENDED        ENDED         ENDED
                                                                          OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                                           2018         2017         2016          2015
                                                                       -----------   -----------  -----------  -----------
Total Return..........................................................       (9.06%)       24.89%       15.80%      (17.95%)
                                                                       -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................................... $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets...............................        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate...............................................          13%           14%          12%          14%
                                                                       -----------   -----------  -----------  -----------

                                                                       ------------
                                                                           YEAR
                                                                           ENDED
                                                                          OCT 31,
                                                                           2014
                                                                       -----------
Total Return..........................................................       (1.09%)
                                                                       -----------
Net Assets, End of Year (thousands)................................... $18,927,517
Ratio of Expenses to Average Net Assets...............................        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.76%
Portfolio Turnover Rate...............................................          12%
                                                                       -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2018, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund..................... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2018, expenses reduced were the following (amount in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Dimensional Emerging Markets Value Fund.....................    $921

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands).The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions, and U.S. government securities (amounts in thousands), were as follows:

                                                             OTHER INVESTMENT SECURITIES
                                                             ---------------------------
                                                             PURCHASES       SALES
                                                              ----------    ----------
Dimensional Emerging Markets Value Fund..................... $2,557,822    $3,288,569

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                            $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              --------  ---------- ----------     ----          --
TOTAL                                                         $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              ========  ========== ==========     ====          ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                               $317,651          27,455      $11,798       --
                                                                 --------          ------      -------       --
TOTAL                                                            $317,651          27,455      $11,798       --
                                                                 ========          ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund..................... $16,551,312  $3,228,704   $(2,953,067)     $275,637

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amount in thousands):

                                                             FUTURES
                                                             --------
Dimensional Emerging Markets Value Fund..................... $111,155

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
Dimensional Emerging Markets Value Fund.....................     $(8,904)        $(8,904)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $  7,329         $  7,329

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $(12,284)        $(12,284)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.....................     2.33%       $24,848         31        $45       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Fund's available line of credit was used.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2018.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------- --------------------
Dimensional Emerging Markets Value Fund.....................  $5,104   $10,326        $1,318

I. SECURITIES LENDING:

   As of October 31, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S government agency securities as follows (amount in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
Dimensional Emerging Markets Value Fund..................... $435,729

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks............................................ $317,650,554     --         --         --    $317,650,554

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                           PORTFOLIOS
                                           TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                          OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                         LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH                 POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------            ------------ -----------    -----------------------------  ------------------ -------------------
George M. Constantinides     Director of  DFADIG-        Leo Melamed Professor of       128 portfolios in  None
University of Chicago        DFAIDG       Since 1983     Finance, University of         4 investment
Booth School of Business     and DIG      DIG- Since     Chicago Booth School of        companies
5807 S. Woodlawn Avenue      Trustee of   1993           Business (since 1978).
Chicago, IL 60637            DFAITC       DFAITC-
                             and DEM      Since 1992
1947                                      DEM- Since
                                          1993

Douglas W. Diamond           Director of  DFADIG-        Merton H. Miller               128 portfolios in  None
University of Chicago        DFAIDG       Since June     Distinguished Service          4 investment
Booth School of Business     and DIG      2017 DIG-      Professor of Finance,          companies
5807 S. Woodlawn Avenue      Trustee of   Since June     University of Chicago Booth
Chicago, IL 60637            DFAITC       2017           School of Business (since
                             and DEM      DFAITC-        1988). Visiting Scholar,
1953                                      Since June     Federal Reserve Bank of
                                          2017 DEM-      Richmond (since 1990).
                                          Since June     Formerly, Fischer Black
                                          2017           Visiting Professor of
                                                         Financial Economics, Alfred
                                                         P. Sloan School of
                                                         Management, Massachusetts
                                                         Institute of Technology (2015
                                                         to 2016).

Roger G. Ibbotson            Director of  DFADIG-        Professor in Practice          128 portfolios in  None
Yale School of               DFAIDG       Since 1981     Emeritus of Finance, Yale      4 investment
Management                   and DIG      DIG- Since     School of Management (since    companies
P.O. Box 208200              Trustee of   1993           1984). Chairman, CIO and
New Haven, CT 06520-8200     DFAITC       DFAITC-        Partner, Zebra Capital
                             and DEM      Since 1992     Management, LLC (hedge fund
1943                                      DEM- Since     and asset manager) (since
                                          1993           2001). Formerly, Consultant
                                                         to Morningstar, Inc. (2006 -
                                                         2016).

Edward P. Lazear             Director of  DFADIG-        Distinguished Visiting         128 portfolios in  None
Stanford University          DFAIDG       Since 2010     Fellow, Becker Friedman        4 investment
Graduate School of Business  and DIG      DIG- Since     Institute for Research in      companies
Knight Management Center,    Trustee of   2010           Economics, University of
E346 Stanford, CA 94305      DFAITC       DFAITC-        Chicago (since 2015). Morris
                             and DEM      Since 2010     Arnold Cox Senior Fellow,
1948                                      DEM- Since     Hoover Institution (since
                                          2010           2002). Jack Steele Parker
                                                         Professor of Human Resources
                                                         Management and Economics,
                                                         Graduate School of Business,
                                                         Stanford University (since
                                                         1995). Cornerstone Research
                                                         (expert testimony and
                                                         economic and financial
                                                         analysis) (since 2009).

Myron S. Scholes             Director of  DFADIG-        Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund         DFAIDG       Since 1981     Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                  and DIG      DIG- Since     (since 2014). Frank E. Buck    companies          Inc. (2013- 2014).
6300 Bee Cave Road,          Trustee of   1993           Professor of Finance,                             Formerly,
Building One                 DFAITC       DFAITC-        Emeritus, Graduate School of                      Director,
Austin, TX 78746             and DEM      Since 1992     Business, Stanford University                     American Century
                                          DEM- Since     (since 1981).                                     Fund Complex
1941                                      1993                                                             (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                                                                                        PORTFOLIOS
                                        TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------         ------------ -----------    -----------------------------  ------------------ -------------------
Abbie J. Smith            Director of  DFADIG-        Boris and Irene Stern          128 portfolios in  Director (since
University of Chicago     DFAIDG       Since 2000     Distinguished Service          4 investment       2000) and
Booth School of Business  and DIG      DIG- Since     Professor of Accounting,       companies          formerly, Lead
5807 S. Woodlawn Avenue   Trustee of   2000           University of Chicago Booth                       Director (May
Chicago, IL 60637         DFAITC       DFAITC-        School of Business (since                         2014 - May
                          and DEM      Since 2000     1980).                                            2017), HNI
1953                                   DEM- Since                                                       Corporation
                                       2000                                                             (formerly known
                                                                                                        as HON Industries
                                                                                                        Inc.) (office
                                                                                                        furniture);
                                                                                                        Director, Ryder
                                                                                                        System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (21 portfolios)
                                                                                                        (since 2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                    PORTFOLIOS
                                    TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------    ------------- -----------    -----------------------------  ------------------ -------------------
David G. Booth       Chairman      DFADIG-        Chairman, Director/Trustee,    128 portfolios in         None
6300 Bee Cave Road,  and Director  Since 1981     and formerly, President and    4 investment
Building One         of DFAIDG     DIG- Since     Co-Chief Executive Officer     companies
Austin, TX 78746     and DIG       1992           (each until March 2017) of
                     Trustee of    DFAITC-        Dimensional Emerging Markets
1946                 DFAITC        Since 1992     Value Fund ("DEM"), DFAIDG,
                     and DEM       DEM- Since     Dimensional Investment Group
                                   1993           Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018),
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------  ------------------------------------------------------------
Valerie A. Brown  Vice President and    Since     Vice President and Assistant Secretary of
1967              Assistant Secretary   2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

David P. Butler   Co-Chief Executive    Since     Co-Chief Executive Officer (since 2017) of
1964              Officer               2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                      .  DFA Australia Limited

                                                  Director and Co-Chief Executive Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since     Executive Vice President (since 2017) of
1972              President             2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Head of Global Institutional Services (since 2014) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) for

                                                      .  Dimensional Fund Advisors LP

Christopher S.     Vice President and        Since     Vice President and Global Chief Compliance Officer (since
Crossan            Global Chief               2004     2004) of
1965               Compliance Officer
                                                           .  all the DFA Entities

                                                           .  DFA Australia Limited

                                                           .  Dimensional Fund Advisors Ltd.

                                                       Chief Compliance Officer (since 2006) and Chief Privacy
                                                       Officer (since 2015) of

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Chief Compliance Officer of

                                                           .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           .  Dimensional Japan Ltd. (since 2017)

                                                       Formerly, Vice President and Global Chief Compliance
                                                       Officer (2010 - 2014) for

                                                           .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958               Financial Officer, and  President   (since 2016) of
                   Treasurer               since 2015
                                           and Chief       .  all the DFA Entities
                                           Financial
                                            Officer        .  Dimensional Advisors Ltd.
                                              and
                                           Treasurer       .  Dimensional Fund Advisors Ltd.
                                           since 2016
                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  DFA Australia Limited

                                                       Director (since 2016) for

                                                           .  Dimensional Funds plc

                                                           .  Dimensional Funds II plc

                                                       Formerly, interim Chief Financial Officer and interim
                                                       Treasurer (2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                           .  Dimensional Fund Advisors Ltd.

                                                           .  DFA Australia Limited

                                                           .  Dimensional Advisors Ltd.

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Formerly, Controller (2015 - 2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                       Formerly, Vice President (2008 - 2015) of

                                                           .  T. Rowe Price Group, Inc.

                                                       Formerly, Director of Investment Treasury and Treasurer
                                                       (2008 - 2015) of

                                                           .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President and         Vice     Vice President (since 2004) and Assistant Secretary (since
1973               Assistant Secretary     President   2017) of
                                           since 2004
                                              and          .  all the DFA Entities
                                           Assistant
                                           Secretary   Vice President and Assistant Secretary (since 2010) of
                                           since 2017
                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez          Vice President and         Vice     Vice President (since 2015) of
1971               Assistant Treasurer     President
                                           since 2015      .  all the DFA Entities
                                              and
                                           Assistant   Assistant Treasurer (since 2017) of
                                           Treasurer
                                           since 2017      .  the DFA Fund Complex

                                                       Formerly, Senior Tax Manager (2013 - 2015) for

                                                           .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President            Since     Vice President (since 2010) of
1972                                          2010
                                                           .  all the DFA Entities

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell  President and General  President   President (since 2017) of
1964                 Counsel                since 2017
                                               and          .  the DFA Fund Complex
                                             General
                                             Counsel    General Counsel (since 2001) of
                                            since 2001
                                                            .  All the DFA Entities

                                                        Executive Vice President (since 2017) and Secretary (since
                                                        2000) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  DFA Securities LLC

                                                            .  Dimensional Investment LLC

                                                        Director (since 2002), Vice President (since 1997) and
                                                        Secretary (since 2002) of

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Vice President and Secretary of

                                                            .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                        Director of

                                                            .  Dimensional Funds plc (since 2002)

                                                            .  Dimensional Funds II plc (since 2006)

                                                            .  Director of Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited (since 2012)

                                                        Formerly, Vice President and Secretary (2010 - 2014) of

                                                            .  Dimensional SmartNest (US) LLC

                                                        Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                        - 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Vice President of

                                                            .  Dimensional Fund Advisors LP (1997 - 2017)

                                                            .  Dimensional Holdings Inc. (2006 - 2017)

                                                            .  DFA Securities LLC (1997 - 2017)

                                                            .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz    Vice President and       Since     Vice President and Deputy Chief Compliance Officer of
1961                 Deputy Chief              2013
                     Compliance Officer                     .  the DFA Fund Complex (since 2013)

                                                            .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O         Vice President and        Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                 Secretary              President
                                            since 2010      .  the DFA Fund Complex
                                               and
                                            Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Investment LLC

                                                        Vice President of

                                                            .  DFA Securities LLC (since 2010)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief       .  all the DFA Entities
                                        Investment
                                         Officer        .  Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                        .  DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                        .  Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                        .  Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                        .  Dimensional Funds plc (since 2014)

                                                        .  Dimensional Fund II plc (since 2014)

                                                        .  Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                        .  Dimensional Japan Ltd. (2016 - 2017)

                                                        .  DFA Australia Limited (2014 - 2017)

                                                    Formerly, Executive Vice President (2017) and Co-Chief
                                                    Investment Officer (2014 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President (2007 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President and Co-Chief Investment Officer
                                                    (2014 - 2017) of

                                                        .  Dimensional Fund Advisors Canada ULC

                                                    Formerly, Director of

                                                        .  Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
Enhanced U.S. Large Company Portfolio.................................       12%          35%           53%          0%
U.S. Large Cap Equity Portfolio.......................................      100%           0%            0%          0%
U.S. Large Cap Value Portfolio........................................       29%           3%           68%          0%
U.S. Targeted Value Portfolio.........................................       21%           5%           74%          0%
U.S. Small Cap Value Portfolio........................................       18%           4%           78%          0%
U.S. Core Equity 1 Portfolio..........................................       74%           1%           25%          0%
U.S. Core Equity 2 Portfolio..........................................       62%           1%           37%          0%
U.S. Vector Equity Portfolio..........................................       27%           0%           73%          0%
U.S. Small Cap Portfolio..............................................       22%           5%           73%          0%
U.S. Micro Cap Portfolio..............................................       15%           6%           79%          0%
U.S. High Relative Profitability Portfolio............................      100%           0%            0%          0%
DFA Real Estate Securities Portfolio..................................       94%           1%            5%          0%
Large Cap International Portfolio.....................................      100%           0%            0%          0%
International Core Equity Portfolio...................................      100%           0%            0%          0%
International Small Company Portfolio.................................       40%           7%           53%          0%
Global Small Company Portfolio........................................       71%           6%           23%          0%
Japanese Small Company Portfolio......................................      100%           0%            0%          0%
Asia Pacific Small Company Portfolio..................................      100%           0%            0%          0%
United Kingdom Small Company Portfolio................................       27%          14%           59%          0%
Continental Small Company Portfolio...................................       76%           0%           24%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
Enhanced U.S. Large Company Portfolio.................................     0%          100%            0%          0%
U.S. Large Cap Equity Portfolio.......................................     0%          100%          100%        100%
U.S. Large Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Targeted Value Portfolio.........................................     0%          100%          100%        100%
U.S. Small Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Core Equity 1 Portfolio..........................................     0%          100%          100%        100%
U.S. Core Equity 2 Portfolio..........................................     0%          100%          100%        100%
U.S. Vector Equity Portfolio..........................................     0%          100%          100%        100%
U.S. Small Cap Portfolio..............................................     0%          100%          100%        100%
U.S. Micro Cap Portfolio..............................................     0%          100%          100%        100%
U.S. High Relative Profitability Portfolio............................     0%          100%          100%        100%
DFA Real Estate Securities Portfolio..................................     0%          100%          100%        100%
Large Cap International Portfolio.....................................     0%          100%          100%        100%
International Core Equity Portfolio...................................     0%          100%          100%        100%
International Small Company Portfolio.................................     0%          100%          100%        100%
Global Small Company Portfolio........................................     0%          100%          100%        100%
Japanese Small Company Portfolio......................................     0%          100%          100%        100%
Asia Pacific Small Company Portfolio..................................     0%          100%          100%        100%
United Kingdom Small Company Portfolio................................     0%          100%          100%        100%
Continental Small Company Portfolio...................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company Portfolio.................................      17%          0%         0%       100%       100%
U.S. Large Cap Equity Portfolio.......................................       0%          0%         0%       100%         0%
U.S. Large Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Targeted Value Portfolio.........................................       0%          0%         0%       100%       100%
U.S. Small Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Core Equity 1 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Core Equity 2 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Vector Equity Portfolio..........................................       0%          0%         0%       100%         0%
U.S. Small Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. Micro Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. High Relative Profitability Portfolio............................       0%          0%         0%       100%         0%
DFA Real Estate Securities Portfolio..................................       0%          0%         0%       100%         0%
Large Cap International Portfolio.....................................       0%         10%        98%         0%         0%
International Core Equity Portfolio...................................       0%         10%        89%         0%         0%
International Small Company Portfolio.................................       0%          9%        92%       100%       100%
Global Small Company Portfolio........................................       0%          5%       100%         0%         0%
Japanese Small Company Portfolio......................................       0%          8%        69%         0%         0%
Asia Pacific Small Company Portfolio..................................       0%          2%        77%         0%         0%
United Kingdom Small Company Portfolio................................       0%          0%         0%         0%       100%
Continental Small Company Portfolio...................................       0%         12%       100%         0%         0%

                See accompanying Notes to Financial Statements.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
DFA International Real Estate Securities Portfolio....................      100%           0%            0%          0%
DFA Global Real Estate Securities Portfolio...........................       83%           0%           17%          0%
DFA International Small Cap Value Portfolio...........................       43%           4%           53%          0%
International Vector Equity Portfolio.................................       85%           0%           15%          0%
International High Relative Profitability Portfolio...................      100%           0%            0%          0%
World ex U.S. Value Portfolio.........................................      100%           0%            0%          0%
World ex U.S. Targeted Value Portfolio................................        0%           0%            0%          0%
World ex U.S. Core Equity Portfolio...................................      100%           0%            0%          0%
World Core Equity Portfolio...........................................       93%           0%            7%          0%
Selectively Hedged Global Equity Portfolio............................       59%          13%           28%          0%
Emerging Markets Portfolio............................................      100%           0%            0%          0%
Emerging Markets Small Cap Portfolio..................................       49%           8%           43%          0%
Emerging Markets Value Portfolio......................................      100%           0%            0%          0%
Emerging Markets Core Equity Portfolio................................      100%           0%            0%          0%
DFA Commodity Strategy Portfolio......................................      100%           0%            0%          0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      100%           0%            0%          0%
U.S. Large Company Portfolio..........................................       88%           1%           11%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
DFA International Real Estate Securities Portfolio....................     0%          100%          100%        100%
DFA Global Real Estate Securities Portfolio...........................     0%          100%          100%        100%
DFA International Small Cap Value Portfolio...........................     0%          100%          100%        100%
International Vector Equity Portfolio.................................     0%          100%          100%        100%
International High Relative Profitability Portfolio...................     0%          100%          100%        100%
World ex U.S. Value Portfolio.........................................     0%          100%          100%        100%
World ex U.S. Targeted Value Portfolio................................     0%            0%            0%          0%
World ex U.S. Core Equity Portfolio...................................     0%          100%          100%        100%
World Core Equity Portfolio...........................................     0%          100%          100%        100%
Selectively Hedged Global Equity Portfolio............................     0%          100%          100%        100%
Emerging Markets Portfolio............................................     0%          100%          100%        100%
Emerging Markets Small Cap Portfolio..................................     0%          100%          100%        100%
Emerging Markets Value Portfolio......................................     0%          100%          100%        100%
Emerging Markets Core Equity Portfolio................................     0%          100%          100%        100%
DFA Commodity Strategy Portfolio......................................     0%          100%          100%        100%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................     0%          100%          100%        100%
U.S. Large Company Portfolio..........................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
DFA International Real Estate Securities Portfolio....................      0%          12%        96%       100%         0%
DFA Global Real Estate Securities Portfolio...........................      0%           0%        47%       100%         0%
DFA International Small Cap Value Portfolio...........................      0%           9%        90%         0%       100%
International Vector Equity Portfolio.................................      0%          11%       100%         0%       100%
International High Relative Profitability Portfolio...................      0%          12%        14%         0%         0%
World ex U.S. Value Portfolio.........................................      0%           8%       100%         0%         0%
World ex U.S. Targeted Value Portfolio................................      0%           0%         0%         0%         0%
World ex U.S. Core Equity Portfolio...................................      0%          12%        86%       100%         0%
World Core Equity Portfolio...........................................      0%           0%         0%       100%         0%
Selectively Hedged Global Equity Portfolio............................      0%           0%        61%       100%       100%
Emerging Markets Portfolio............................................      0%          10%       100%       100%         0%
Emerging Markets Small Cap Portfolio..................................      0%          11%        83%         0%       100%
Emerging Markets Value Portfolio......................................      0%          11%       100%       100%         0%
Emerging Markets Core Equity Portfolio................................      0%          16%       100%       100%         0%
DFA Commodity Strategy Portfolio......................................      6%           0%         0%       100%         0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      0%           8%       100%         0%         0%
U.S. Large Company Portfolio..........................................      0%           0%         0%       100%       100%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

 LOGO                                                           DFA103118-001A
                                                                      00218643

                                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO II

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,


/s/ David Butler                      /s/ Gerard O'Reilly
DAVID BUTLER                          GERARD O'REILLY
Co-Chief Executive Officer            Co-Chief Executive Officer and
                                      Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 LETTER TO SHAREHOLDERS
 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...............................   1
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts....................................................   2
    Management's Discussion and Analysis..................................   3
    Disclosure of Fund Expenses...........................................   4
    Disclosure of Portfolio Holdings......................................   5
    Schedule of Investments
        U.S. Large Cap Value Portfolio II.................................   6
    Statement of Assets and Liabilities...................................   7
    Statement of Operations...............................................   8
    Statements of Changes in Net Assets...................................   9
    Financial Highlights..................................................  10
    Notes to Financial Statements.........................................  11
    Report of Independent Registered Public Accounting Firm...............  18
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts....................................................  19
    Management's Discussion and Analysis..................................  20
    Disclosure of Fund Expenses...........................................  21
    Disclosure of Portfolio Holdings......................................  22
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series...................................  23
    Statement of Assets and Liabilities...................................  26
    Statement of Operations...............................................  27
    Statements of Changes in Net Assets...................................  28
    Financial Highlights..................................................  29
    Notes to Financial Statements.........................................  30
    Report of Independent Registered Public Accounting Firm...............  38
 FUND MANAGEMENT..........................................................  39
    Board of Independent Directors or Trustees Table......................  40
 VOTING PROXIES ON FUND PORTFOLIO SECURITIES..............................  46
 NOTICE TO SHAREHOLDERS...................................................  47

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
P.L.C.                    Public Limited Company

Investment Footnotes
+                         See Note B to Financial Statements.
++                        Calculated as a percentage of total net assets.
                          Percentages shown parenthetically next to the category
                          headings have been calculated as a percentage of total
                          investments. "Other Securities" are those securities
                          that are not among the top 50 holdings in unaffiliated
                          issuers of the Fund or do not represent more than 1.0%
                          of the net assets of the Fund. Some of the individual
                          securities within this category may include Total or
                          Partial Securities on Loan and/or Non-Income Producing
                          Securities.
*                         Non-Income Producing Securities.

FINANCIAL HIGHLIGHTS
--------------------

(A)                       Computed using average shares outstanding.
(B)                       Represents the combined ratios for the respective
                          Portfolio and its respective pro-rata share of its Master Fund(s).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--                        Amounts designated as -- are either zero or rounded to
                          zero.
SEC                       Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

            U.S. Large Cap Value Portfolio II      Russell 1000/R/ Value Index
            ---------------------------------      ----------------------------
10/31/2008                $10,000                          $10,000
11/30/2008                  9,021                            9,283
12/31/2008                  9,310                            9,412
 1/31/2009                  8,201                            8,330
 2/28/2009                  7,048                            7,217
 3/31/2009                  7,746                            7,834
 4/30/2009                  9,005                            8,673
 5/31/2009                  9,702                            9,210
 6/30/2009                  9,578                            9,142
 7/31/2009                 10,483                            9,890
 8/31/2009                 11,194                           10,407
 9/30/2009                 11,684                           10,809
10/31/2009                 11,179                           10,478
11/30/2009                 11,803                           11,069
12/31/2009                 12,138                           11,265
 1/31/2010                 11,854                           10,948
 2/28/2010                 12,362                           11,294
 3/31/2010                 13,323                           12,029
 4/30/2010                 13,743                           12,340
 5/31/2010                 12,574                           11,326
 6/30/2010                 11,614                           10,688
 7/31/2010                 12,532                           11,412
 8/31/2010                 11,765                           10,924
 9/30/2010                 12,930                           11,771
10/31/2010                 13,400                           12,124
11/30/2010                 13,294                           12,060
12/31/2010                 14,591                           13,012
 1/31/2011                 15,064                           13,306
 2/28/2011                 15,872                           13,797
 3/31/2011                 15,948                           13,852
 4/30/2011                 16,346                           14,220
 5/31/2011                 16,116                           14,070
 6/30/2011                 15,841                           13,782
 7/31/2011                 15,104                           13,325
 8/31/2011                 13,830                           12,493
 9/30/2011                 12,435                           11,549
10/31/2011                 14,162                           12,871
11/30/2011                 14,039                           12,804
12/31/2011                 14,147                           13,063
 1/31/2012                 14,847                           13,557
 2/29/2012                 15,702                           14,097
 3/31/2012                 16,003                           14,515
 4/30/2012                 15,676                           14,367
 5/31/2012                 14,552                           13,524
 6/30/2012                 15,337                           14,196
 7/31/2012                 15,494                           14,343
 8/31/2012                 16,105                           14,654
 9/30/2012                 16,701                           15,119
10/31/2012                 16,732                           15,045
11/30/2012                 16,779                           15,039
12/31/2012                 17,290                           15,350
 1/31/2013                 18,481                           16,347
 2/28/2013                 18,719                           16,582
 3/31/2013                 19,625                           17,239
 4/30/2013                 19,832                           17,499
 5/31/2013                 20,645                           17,949
 6/30/2013                 20,413                           17,790
 7/31/2013                 21,629                           18,751
 8/31/2013                 20,989                           18,040
 9/30/2013                 21,612                           18,492
10/31/2013                 22,705                           19,301
11/30/2013                 23,653                           19,840
12/31/2013                 24,281                           20,342
 1/31/2014                 23,327                           19,620
 2/28/2014                 24,119                           20,468
 3/31/2014                 24,675                           20,957
 4/30/2014                 24,837                           21,156
 5/31/2014                 25,388                           21,466
 6/30/2014                 26,070                           22,027
 7/31/2014                 25,891                           21,651
 8/31/2014                 26,705                           22,447
 9/30/2014                 26,049                           21,984
10/31/2014                 26,246                           22,478
11/30/2014                 26,557                           22,938
12/31/2014                 26,765                           23,079
 1/31/2015                 25,430                           22,156
 2/28/2015                 27,226                           23,228
 3/31/2015                 26,711                           22,912
 4/30/2015                 27,257                           23,126
 5/31/2015                 27,555                           23,404
 6/30/2015                 27,116                           22,937
 7/31/2015                 27,033                           23,038
 8/31/2015                 25,403                           21,666
 9/30/2015                 24,587                           21,012
10/31/2015                 26,594                           22,597
11/30/2015                 26,694                           22,683
12/31/2015                 25,852                           22,196
 1/31/2016                 24,099                           21,049
 2/29/2016                 24,133                           21,043
 3/31/2016                 25,897                           22,559
 4/30/2016                 26,592                           23,033
 5/31/2016                 26,948                           23,391
 6/30/2016                 26,931                           23,593
 7/31/2016                 27,852                           24,278
 8/31/2016                 28,176                           24,465
 9/30/2016                 28,318                           24,414
10/31/2016                 27,838                           24,037
11/30/2016                 30,015                           25,409
12/31/2016                 30,775                           26,044
 1/31/2017                 31,219                           26,230
 2/28/2017                 32,160                           27,172
 3/31/2017                 31,866                           26,896
 4/30/2017                 32,080                           26,845
 5/31/2017                 32,044                           26,819
 6/30/2017                 32,583                           27,257
 7/31/2017                 33,139                           27,620
 8/31/2017                 32,834                           27,298
 9/30/2017                 34,108                           28,106
10/31/2017                 34,595                           28,310
11/30/2017                 35,821                           29,177
12/31/2017                 36,664                           29,603
 1/31/2018                 38,544                           30,748
 2/28/2018                 36,644                           29,279
 3/31/2018                 35,799                           28,764
 4/30/2018                 35,858                           28,859
 5/31/2018                 36,193                           29,031                 Past performance is not predictive of
 6/30/2018                 35,936                           29,103                 future performance.
 7/31/2018                 37,440                           30,254
 8/31/2018                 37,974                           30,702                 The returns shown do not reflect the
 9/30/2018                 38,020                           30,763                 deduction of taxes that a shareholder
10/31/2018                 35,612                           29,170                 would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          TEN
           TOTAL RETURN           YEAR         YEARS        YEARS                  Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2018, all rights
                                  2.94%        9.42%        13.54%                 reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 3000(R) Index.................................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)............................. 1.42%
Russell 2000(R) Index (small-cap stocks)................................. 1.85%
Russell Midcap(R) Index (mid-cap stocks)................................. 2.79%
Russell 1000(R) Index (large-cap stocks)................................. 6.98%
Dow Jones U.S. Select REIT Index /SM/.................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 2000(R) Value Index (small-cap value stocks).................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)..................  4.13%
Russell 1000(R) Value Index (large-cap value stocks)....................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks).................. 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO II

   The U.S. Large Cap Value Portfolio II is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.94% for the Portfolio and 3.03% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks also detracted from relative performance. Conversely, the Master Fund's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLE

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                       --------- --------- ---------- ---------
 U.S. LARGE CAP VALUE PORTFOLIO II(2)
 ------------------------------------
 Actual Fund Return................... $1,000.00 $  993.10    0.14%     $0.70
 Hypothetical 5% Annual Return........ $1,000.00 $1,024.50    0.14%     $0.71

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2) The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
U.S. Large Cap Value Portfolio II..............              100.0%

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company......................................... $169,969,022
                                                                    ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............... $169,969,022
                                                                    ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                U.S. LARGE CAP
                                                              VALUE PORTFOLIO II
                                                              ------------------
ASSETS:
Investments in Affiliated Investment Company at Value........    $    169,969
Receivables:
   Fund Shares Sold..........................................             120
Prepaid Expenses and Other Assets............................               9
                                                                 ------------
       Total Assets..........................................         170,098
                                                                 ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed......................................             115
   Due to Advisor............................................               1
Accrued Expenses and Other Liabilities.......................              12
                                                                 ------------
       Total Liabilities.....................................             128
                                                                 ------------
NET ASSETS...................................................    $    169,970
                                                                 ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................       9,497,920
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.....    $      17.90
                                                                 ============
NET ASSETS CONSIST OF:
Paid-In Capital..............................................    $     91,063
Total Distributable Earnings (Loss)..........................          78,907
                                                                 ------------
NET ASSETS...................................................    $    169,970
                                                                 ============
(1) NUMBER OF SHARES AUTHORIZED..............................     300,000,000
                                                                 ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                                                           U.S. LARGE CAP
                                                                                                        VALUE PORTFOLIO II*#
                                                                                                        --------------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0).....................................................       $  4,104
   Income from Securities Lending......................................................................             15
   Expenses Allocated from Affiliated Investment Companies.............................................           (199)
                                                                                                              --------
          Total Net Investment Income Allocated from Affiliated Investment Companies:..................          3,920
                                                                                                              --------
FUND EXPENSES
   Investment Management Fees..........................................................................            201
   Accounting & Transfer Agent Fees....................................................................              4
   Filing Fees.........................................................................................             22
   Shareholders' Reports...............................................................................             12
   Directors'/Trustees' Fees & Expenses................................................................              1
   Legal Fees..........................................................................................              1
   Other...............................................................................................              2
                                                                                                              --------
          Total Fund Expenses..........................................................................            243
                                                                                                              --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)...           (183)
                                                                                                              --------
   Net Expenses........................................................................................             60
                                                                                                              --------
   NET INVESTMENT INCOME (LOSS)........................................................................          3,860
                                                                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**.....................................         12,976
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.......................................        (11,330)
                                                                                                              --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............................................................          1,646
                                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................       $  5,506
                                                                                                              ========

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   U.S. LARGE CAP VALUE
                                                                                      PORTFOLIO II
                                                                                   ------------------
                                                                                     YEAR       YEAR
                                                                                     ENDED      ENDED
                                                                                    OCT 31,    OCT 31,
                                                                                     2018       2017
                                                                                   --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................................... $  3,860   $  3,660
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company*,**..............   12,976     13,422
       Futures....................................................................       --        155
   Change in Unrealized Appreciation (Depreciation) of:...........................
       Transactions Allocated from Affiliated Investment Company..................  (11,330)    18,516
       Futures....................................................................       --         29
                                                                                   --------   --------
          Net Increase (Decrease) in Net Assets Resulting from Operations.........    5,506     35,782
                                                                                   --------   --------
Distributions:^
       Institutional Class Shares.................................................  (17,481)    (8,469)
                                                                                   --------   --------
          Total Distributions.....................................................  (17,481)    (8,469)
                                                                                   --------   --------
Capital Share Transactions (1):
   Shares Issued..................................................................   15,250     16,134
   Shares Issued in Lieu of Cash Distributions....................................   17,481      8,469
   Shares Redeemed................................................................  (27,651)   (26,222)
                                                                                   --------   --------
          Net Increase (Decrease) from Capital Share Transactions.................    5,080     (1,619)
                                                                                   --------   --------
          Total Increase (Decrease) in Net Assets.................................   (6,895)    25,694
NET ASSETS
   Beginning of Year..............................................................  176,865    151,171
                                                                                   --------   --------
   End of Year.................................................................... $169,970   $176,865
                                                                                   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................................      805        896
   Shares Issued in Lieu of Cash Distributions....................................      947        477
   Shares Redeemed................................................................   (1,470)    (1,466)
                                                                                   --------   --------
          Net Increase (Decrease) from Shares Issued and Redeemed.................      282        (93)
                                                                                   ========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see
   Note I in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. LARGE CAP VALUE PORTFOLIO II
                                                                     ------------------------------------------------
                                                                       YEAR      YEAR      YEAR      YEAR      YEAR
                                                                       ENDED     ENDED     ENDED     ENDED     ENDED
                                                                      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                       2018      2017      2016      2015      2014
                                                                     --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................. $  19.19  $  16.24  $  15.90  $  16.04  $  14.13
                                                                     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).................................     0.40      0.39      0.37      0.35      0.28
   Net Gains (Losses) on Securities (Realized and Unrealized).......     0.20      3.47      0.36     (0.15)     1.91
                                                                     --------  --------  --------  --------  --------
       Total from Investment Operations.............................     0.60      3.86      0.73      0.20      2.19
                                                                     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income............................................    (0.40)    (0.39)    (0.39)    (0.34)    (0.28)
   Net Realized Gains...............................................    (1.49)    (0.52)       --        --        --
                                                                     --------  --------  --------  --------  --------
       Total Distributions..........................................    (1.89)    (0.91)    (0.39)    (0.34)    (0.28)
                                                                     --------  --------  --------  --------  --------
Net Asset Value, End of Year........................................ $  17.90  $  19.19  $  16.24  $  15.90  $  16.04
                                                                     ========  ========  ========  ========  ========
Total Return........................................................     2.94%    24.27%     4.68%     1.33%    15.59%
                                                                     --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................. $169,970  $176,865  $151,171  $157,737  $174,103
Ratio of Expenses to Average Net Assets (B).........................     0.14%     0.14%     0.15%     0.15%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) (B)......................................................     0.24%     0.24%     0.25%     0.18%     0.16%
Ratio of Net Investment Income to Average Net Assets (B)............     2.11%     2.16%     2.37%     2.16%     1.86%
                                                                     --------  --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, U.S. Large Cap Value Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3--significant unobservable inputs (including the Portolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA

International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   During the year ended October 31, 2018, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2018, the Portfolio had a total management fee limit based on percentage of average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                            NET WAIVED FEES/
                                            EXPENSES ASSUMED     PREVIOUSLY
                               RECOVERY        (RECOVERED       WAIVED FEES/
                  TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL   MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES    FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------   ---------- ---------------- ----------------- -----------------
U.S. Large Cap
  Value
  Portfolio II.    0.11%          --              $183               --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Value Portfolio II.......................................... $6

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                NET INVESTMENT
                                  INCOME AND
                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                -------------- ------------- ---------- -------
 U.S. Large Cap Value
   Portfolio II
 2017..........................     $3,640        $ 4,829        --     $ 8,469
 2018..........................      4,352         13,129        --      17,481

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED                                 TOTAL NET
                      NET INVESTMENT                              DISTRIBUTABLE
                        INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                        SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                      -------------- ------------- -------------- -------------
U.S. Large Cap Value
  Portfolio II.......      $329         $12,858       $69,259        $82,446

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
U.S. Large Cap Value
  Portfolio II............. $100,710   $69,259          --          $69,259

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit as of October 31, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                 DISTRIBUTIONS FROM:
                                       ---------------------------------------
                                          NET        NET        NET
                                       INVESTMENT SHORT-TERM LONG-TERM
                                         INCOME     GAINS      GAINS    TOTAL
                                       ---------- ---------- --------- -------
U.S. Large Cap Value Portfolio
  II--Institutional Class.............  $(3,645)      --      $(4,824) $(8,469)

                                                                 UNDISTRIBUTED
                                                                 NET INVESTMENT
                                                                     INCOME
                                                                 (DISTRIBUTIONS
                                                                   IN EXCESS
                                                                     OF NET
                                                                   INVESTMENT
                                                                    INCOME)
                                                                 --------------
U.S. Large Cap Value Portfolio II...............................      $347

J. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
U.S. Large Cap Value Portfolio II..................      2            100%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to the Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Series arising from the Lawsuits. Until the Series can do so, no reduction of the net asset value of the Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the U.S. Large Cap Value Series at this time.

   The Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the Series will pay or receive, as the case may be, a price based on the net asset value of the Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by the Series as incurred and in a manner similar to any other expenses incurred by the Series.

K. SUBSEQUENT EVENT EVALUATIONS:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the U.S. Large Cap Value Portfolio II

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Large Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                     [CHART]

                 The U.S. Large Cap Value Series    Russell 1000/R/ Value Index
                 -------------------------------    ---------------------------
10/31/2008                  $10,000                          $10,000
11/30/2008                    9,019                            9,283
12/31/2008                    9,313                            9,412
 1/31/2009                    8,207                            8,330
 2/28/2009                    7,057                            7,217
 3/31/2009                    7,754                            7,834
 4/30/2009                    9,008                            8,673
 5/31/2009                    9,698                            9,210
 6/30/2009                    9,580                            9,142
 7/31/2009                   10,492                            9,890
 8/31/2009                   11,205                           10,407
 9/30/2009                   11,695                           10,809
10/31/2009                   11,190                           10,478
11/30/2009                   11,821                           11,069
12/31/2009                   12,147                           11,265
 1/31/2010                   11,865                           10,948
 2/28/2010                   12,377                           11,294
 3/31/2010                   13,342                           12,029
 4/30/2010                   13,765                           12,340
 5/31/2010                   12,585                           11,326
 6/30/2010                   11,635                           10,688
 7/31/2010                   12,548                           11,412
 8/31/2010                   11,791                           10,924
 9/30/2010                   12,941                           11,771
10/31/2010                   13,424                           12,124
11/30/2010                   13,320                           12,060
12/31/2010                   14,618                           13,012
 1/31/2011                   15,086                           13,306
 2/28/2011                   15,902                           13,797
 3/31/2011                   15,976                           13,852
 4/30/2011                   16,384                           14,220
 5/31/2011                   16,147                           14,070
 6/30/2011                   15,865                           13,782
 7/31/2011                   15,138                           13,325
 8/31/2011                   13,861                           12,493
 9/30/2011                   12,459                           11,549
10/31/2011                   14,188                           12,871
11/30/2011                   14,069                           12,804
12/31/2011                   14,180                           13,063
 1/31/2012                   14,885                           13,557
 2/29/2012                   15,746                           14,097
 3/31/2012                   16,036                           14,515
 4/30/2012                   15,709                           14,367
 5/31/2012                   14,596                           13,524
 6/30/2012                   15,383                           14,196
 7/31/2012                   15,531                           14,343
 8/31/2012                   16,147                           14,654
 9/30/2012                   16,740                           15,119
10/31/2012                   16,785                           15,045
11/30/2012                   16,822                           15,039
12/31/2012                   17,334                           15,350
 1/31/2013                   18,544                           16,347
 2/28/2013                   18,781                           16,582
 3/31/2013                   19,679                           17,239
 4/30/2013                   19,887                           17,499
 5/31/2013                   20,703                           17,949
 6/30/2013                   20,473                           17,790
 7/31/2013                   21,697                           18,751
 8/31/2013                   21,059                           18,040
 9/30/2013                   21,675                           18,492
10/31/2013                   22,773                           19,301
11/30/2013                   23,730                           19,840
12/31/2013                   24,361                           20,342
 1/31/2014                   23,397                           19,620
 2/28/2014                   24,191                           20,468
 3/31/2014                   24,762                           20,957
 4/30/2014                   24,925                           21,156
 5/31/2014                   25,474                           21,466
 6/30/2014                   26,164                           22,027
 7/31/2014                   25,979                           21,651
 8/31/2014                   26,803                           22,447
 9/30/2014                   26,142                           21,984
10/31/2014                   26,342                           22,478
11/30/2014                   26,654                           22,938
12/31/2014                   26,854                           23,079
 1/31/2015                   25,526                           22,156
 2/28/2015                   27,329                           23,228
 3/31/2015                   26,810                           22,912
 4/30/2015                   27,352                           23,126
 5/31/2015                   27,656                           23,404
 6/30/2015                   27,211                           22,937
 7/31/2015                   27,144                           23,038
 8/31/2015                   25,497                           21,666
 9/30/2015                   24,680                           21,012
10/31/2015                   26,691                           22,597
11/30/2015                   26,795                           22,683
12/31/2015                   25,957                           22,196
 1/31/2016                   24,191                           21,049
 2/29/2016                   24,235                           21,043
 3/31/2016                   26,001                           22,559
 4/30/2016                   26,706                           23,033
 5/31/2016                   27,070                           23,391
 6/30/2016                   27,040                           23,593
 7/31/2016                   27,975                           24,278
 8/31/2016                   28,309                           24,465
 9/30/2016                   28,442                           24,414
10/31/2016                   27,960                           24,037
11/30/2016                   30,157                           25,409
12/31/2016                   30,913                           26,044
 1/31/2017                   31,359                           26,230
 2/28/2017                   32,316                           27,172
 3/31/2017                   32,012                           26,896
 4/30/2017                   32,234                           26,845
 5/31/2017                   32,197                           26,819
 6/30/2017                   32,739                           27,257
 7/31/2017                   33,295                           27,620
 8/31/2017                   32,984                           27,298
 9/30/2017                   34,260                           28,106
10/31/2017                   34,757                           28,310
11/30/2017                   35,996                           29,177
12/31/2017                   36,835                           29,603
 1/31/2018                   38,727                           30,748
 2/28/2018                   36,813                           29,279
 3/31/2018                   35,982                           28,764
 4/30/2018                   36,034                           28,859
 5/31/2018                   36,382                           29,031               Past performance is not predictive of
 6/30/2018                   36,123                           29,103               future performance.
 7/31/2018                   37,622                           30,254
 8/31/2018                   38,171                           30,702               The returns shown do not reflect the
 9/30/2018                   38,208                           30,763               deduction of taxes that a shareholder
10/31/2018                   35,781                           29,170               would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          TEN
           TOTAL RETURN           YEAR         YEARS        YEARS                  Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2018, all rights
                                  2.95%        9.46%        13.60%                 reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

           TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
           -------------------------------------------------
Russell 3000(R) Index.................................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)............................. 1.42%
Russell 2000(R) Index (small-cap stocks)................................. 1.85%
Russell Midcap(R) Index (mid-cap stocks)................................. 2.79%
Russell 1000(R) Index (large-cap stocks)................................. 6.98%
Dow Jones U.S. Select REIT Index /SM/.................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

           TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
           -------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks).................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)..................  4.13%
Russell 1000(R) Value Index (large-cap value stocks)....................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks).................. 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 2.95% for the Series and 3.03% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks also detracted from relative performance. Conversely, the Series' emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLE

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                    --------- --------- ---------- ---------
   THE U.S. LARGE CAP VALUE SERIES
   -------------------------------
   Actual Fund Return.............. $1,000.00 $  993.00    0.11%     $0.55
   Hypothetical 5% Annual Return... $1,000.00 $1,024.65    0.11%     $0.56

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                        THE U.S. LARGE CAP VALUE SERIES

                Communication Services..................   8.9%
                Consumer Discretionary..................   6.8%
                Consumer Staples........................   5.2%
                Energy..................................  14.6%
                Financials..............................  22.6%
                Health Care.............................  17.0%
                Industrials.............................   8.9%
                Information Technology..................  11.3%
                Materials...............................   4.2%
                Real Estate.............................   0.2%
                Utilities...............................   0.3%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS++
                                              ---------- -------------- ---------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
    AT&T, Inc................................ 34,933,504 $1,071,759,903       3.7%
*   Charter Communications, Inc., Class A....    962,932    308,494,525       1.1%
    Comcast Corp., Class A................... 21,585,011    823,252,320       2.8%
    Other Securities.........................               386,914,006       1.2%
                                                         --------------      ----
TOTAL COMMUNICATION SERVICES.................             2,590,420,754       8.8%
                                                         --------------      ----
CONSUMER DISCRETIONARY -- (6.6%)
    Ford Motor Co............................ 16,051,999    153,296,590       0.5%
    General Motors Co........................  6,055,833    221,582,929       0.8%
    Other Securities.........................             1,604,291,957       5.5%
                                                         --------------      ----
TOTAL CONSUMER DISCRETIONARY.................             1,979,171,476       6.8%
                                                         --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A....  3,672,444    154,169,199       0.5%
    Walgreens Boots Alliance, Inc............  3,095,947    246,963,692       0.9%
    Walmart, Inc.............................  5,346,820    536,179,110       1.8%
    Other Securities.........................               573,560,285       2.0%
                                                         --------------      ----
TOTAL CONSUMER STAPLES.......................             1,510,872,286       5.2%
                                                         --------------      ----
ENERGY -- (14.2%)
    Chevron Corp.............................  5,892,482    657,895,615       2.2%
    ConocoPhillips...........................  4,754,869    332,365,343       1.1%
    Exxon Mobil Corp......................... 14,096,229  1,123,187,527       3.8%
    Marathon Petroleum Corp..................  4,431,554    312,202,979       1.1%
    Occidental Petroleum Corp................  3,043,574    204,132,508       0.7%
    Valero Energy Corp.......................  2,730,237    248,697,288       0.8%
    Other Securities.........................             1,345,876,714       4.7%
                                                         --------------      ----
TOTAL ENERGY.................................             4,224,357,974      14.4%
                                                         --------------      ----
FINANCIALS -- (22.0%)
    Bank of America Corp..................... 22,911,090    630,054,975       2.2%
    Bank of New York Mellon Corp. (The)......  4,090,441    193,600,573       0.7%
*   Berkshire Hathaway, Inc., Class B........  2,931,466    601,771,341       2.1%
    Capital One Financial Corp...............  2,121,634    189,461,916       0.6%
    Citigroup, Inc...........................  7,448,262    487,563,231       1.7%
    Goldman Sachs Group, Inc. (The)..........  1,502,760    338,677,021       1.2%
    JPMorgan Chase & Co......................  5,691,942    620,535,517       2.1%
    Morgan Stanley...........................  5,437,628    248,282,094       0.8%
    PNC Financial Services Group, Inc. (The).  1,313,525    168,774,827       0.6%
    Travelers Cos., Inc. (The)...............  1,165,331    145,817,868       0.5%
    Wells Fargo & Co......................... 17,488,141    930,893,745       3.2%
    Other Securities.........................             1,985,908,260       6.7%
                                                         --------------      ----
TOTAL FINANCIALS.............................             6,541,341,368      22.4%
                                                         --------------      ----
HEALTH CARE -- (16.5%)
    Abbott Laboratories......................  4,212,247    290,392,308       1.0%
    Aetna, Inc...............................  1,816,031    360,300,550       1.2%
    Anthem, Inc..............................  1,376,563    379,339,466       1.3%
*   Centene Corp.............................  1,211,523    157,885,677       0.5%
    Cigna Corp...............................    814,507    174,149,742       0.6%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                      PERCENTAGE
                                                          SHARES        VALUE+      OF NET ASSETS++
                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
      CVS Health Corp..................................   4,705,478 $   340,629,552        1.2%
      Danaher Corp.....................................   1,886,239     187,492,157        0.6%
*     Express Scripts Holding Co.......................   2,740,464     265,742,794        0.9%
      Humana, Inc......................................     545,028     174,632,422        0.6%
      Medtronic P.L.C..................................   4,359,974     391,612,865        1.3%
      Pfizer, Inc......................................  25,544,930   1,099,964,686        3.8%
      Thermo Fisher Scientific, Inc....................   1,073,774     250,887,295        0.9%
      Other Securities.................................                 844,289,133        2.9%
                                                                    ---------------      -----
TOTAL HEALTH CARE......................................               4,917,318,647       16.8%
                                                                    ---------------      -----
INDUSTRIALS -- (8.7%)
      Delta Air Lines, Inc.............................   2,950,569     161,484,641        0.6%
      FedEx Corp.......................................     947,923     208,865,354        0.7%
      Norfolk Southern Corp............................   1,385,379     232,508,158        0.8%
      Republic Services, Inc...........................   1,929,874     140,263,242        0.5%
*     United Continental Holdings, Inc.................   1,696,416     145,060,532        0.5%
      Other Securities.................................               1,703,425,795        5.7%
                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................               2,591,607,722        8.8%
                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (11.0%)
      CA, Inc..........................................   3,016,908     133,830,039        0.5%
      Cisco Systems, Inc...............................   5,345,814     244,570,990        0.8%
      Fidelity National Information Services, Inc......   1,297,798     135,100,772        0.5%
      HP, Inc..........................................   9,619,949     232,225,569        0.8%
      Intel Corp.......................................  22,880,867   1,072,655,045        3.7%
*     Micron Technology, Inc...........................   5,266,057     198,635,670        0.7%
      Other Securities.................................               1,247,474,861        4.2%
                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................               3,264,492,946       11.2%
                                                                    ---------------      -----
MATERIALS -- (4.1%)
      DowDuPont, Inc...................................   3,009,073     162,249,216        0.6%
      Nucor Corp.......................................   2,499,919     147,795,211        0.5%
      Other Securities.................................                 909,072,691        3.1%
                                                                    ---------------      -----
TOTAL MATERIALS........................................               1,219,117,118        4.2%
                                                                    ---------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................                  51,111,313        0.2%
                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................                  80,311,092        0.3%
                                                                    ---------------      -----
TOTAL COMMON STOCKS....................................              28,970,122,696       99.1%
                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 2.090%                             254,325,822     254,325,822        0.9%
                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S). DFA Short Term Investment Fund...................  44,660,829     516,725,797        1.7%
                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%) (Cost $22,308,146,322)                  $29,741,174,315      101.7%
                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,505    12/21/18  $217,728,490 $204,010,275  $(13,718,215)
                                               ------------ ------------  ------------
TOTAL FUTURES CONTRACTS..                      $217,728,490 $204,010,275  $(13,718,215)
                                               ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------------
                                             LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                         ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services............... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary...............   1,979,171,476            --   --      1,979,171,476
   Consumer Staples.....................   1,510,872,286            --   --      1,510,872,286
   Energy...............................   4,224,357,974            --   --      4,224,357,974
   Financials...........................   6,541,341,368            --   --      6,541,341,368
   Health Care..........................   4,917,318,647            --   --      4,917,318,647
   Industrials..........................   2,591,607,722            --   --      2,591,607,722
   Information Technology...............   3,264,492,946            --   --      3,264,492,946
   Materials............................   1,219,117,118            --   --      1,219,117,118
   Real Estate..........................      51,111,313            --   --         51,111,313
   Utilities............................      80,311,092            --   --         80,311,092
Temporary Cash Investments..............     254,325,822            --   --        254,325,822
Securities Lending Collateral...........              --  $516,725,797   --        516,725,797
Futures Contracts**.....................     (13,718,215)           --   --        (13,718,215)
                                         ---------------  ------------   --    ---------------
TOTAL................................... $29,210,730,303  $516,725,797   --    $29,727,456,100
                                         ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                THE U.S. LARGE
                                                                                                  CAP VALUE
                                                                                                   SERIES*
                                                                                                --------------
ASSETS:
Investments at Value (including $1,157,676 of securities on loan, respectively)................  $28,970,122
Temporary Cash Investments at Value & Cost.....................................................      254,326
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $516,703).      516,726
Segregated Cash for Futures Contracts..........................................................        9,030
Receivables:
   Investment Securities Sold..................................................................        2,669
   Dividends, Interest and Tax Reclaims........................................................       36,806
   Securities Lending Income...................................................................          114
   Futures Margin Variation....................................................................        1,941
                                                                                                 -----------
       Total Assets............................................................................   29,791,734
                                                                                                 -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................................      516,732
   Investment Securities Purchased.............................................................       27,826
   Due to Advisor..............................................................................        2,547
Accrued Expenses and Other Liabilities.........................................................        1,834
                                                                                                 -----------
       Total Liabilities.......................................................................      548,939
                                                                                                 -----------
NET ASSETS.....................................................................................  $29,242,795
                                                                                                 ===========
Investments at Cost............................................................................  $21,537,117
                                                                                                 ===========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                 THE U.S. LARGE
                                                                   CAP VALUE
                                                                    SERIES#
                                                                 --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0)..............  $   663,709
   Income from Securities Lending...............................        2,537
                                                                  -----------
       Total Investment Income..................................      666,246
                                                                  -----------
EXPENSES
   Investment Management Fees...................................       29,655
   Accounting & Transfer Agent Fees.............................        1,220
   Custodian Fees...............................................          308
   Directors'/Trustees' Fees & Expenses.........................          119
   Professional Fees............................................          393
   Other........................................................          599
                                                                  -----------
       Total Expenses...........................................       32,294
                                                                  -----------
   Net Expenses.................................................       32,294
                                                                  -----------
   NET INVESTMENT INCOME (LOSS).................................      633,952
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:.................................
       Investment Securities Sold**.............................    1,506,250
       Affiliated Investment Companies Shares Sold..............          (48)
       Futures..................................................       32,885
   Change in Unrealized Appreciation (Depreciation) of:.........
       Investment Securities and Foreign Currency...............   (1,356,683)
       Affiliated Investment Companies Shares...................          (15)
       Futures..................................................      (21,778)
                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................      160,611
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   794,563
                                                                  ===========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE U.S. LARGE CAP VALUE
                                                                                           SERIES
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2018         2017
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   633,952  $   540,980
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold/*,** /.........................................   1,506,250    1,415,252
       Affiliated Investment Companies Shares Sold...............................         (48)          (4)
       Futures...................................................................      32,885       22,013
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................  (1,356,683)   3,199,777
       Affiliated Investment Companies Shares....................................         (15)         (95)
       Futures...................................................................     (21,778)      11,932
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     794,563    5,189,855
                                                                                  -----------  -----------
Transactions in Interest:
   Contributions.................................................................   2,333,386    2,626,519
   Withdrawals...................................................................  (1,561,700)  (1,056,396)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................     771,686    1,570,123
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................   1,566,249    6,759,978
NET ASSETS
   Beginning of Year.............................................................  27,676,546   20,916,568
                                                                                  -----------  -----------
   End of Year................................................................... $29,242,795  $27,676,546
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                         2018         2017         2016         2015         2014
                                                      -----------  -----------  -----------  -----------  -----------
Total Return.........................................        2.95%       24.31%        4.75%        1.32%       15.67%
                                                      -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands).................. $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets.        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate..............................          13%          15%          15%          16%          15%
                                                      -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The U.S. Large Cap Value Series (the "Series"), is presented in this report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

EARNED INCOME CREDIT:

   Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2018, there were no fees paid indirectly.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series........................................... $617

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                     OTHER INVESTMENT SECURITIES
                                                     ---------------------------
                                                     PURCHASES       SALES
                                                      ----------    ----------
      The U.S. Large Cap Value Series............... $5,543,488    $3,723,399

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                          CHANGE IN
                                                           NET REALIZED  UNREALIZED
                          BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                           10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME
                          ---------- ---------- ---------- ------------ ------------- ---------------- ---------------- --------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term
  Investment Fund          $522,421  $5,227,508 $5,233,140     $(48)        $(15)         $516,726          44,661      $11,998
                           --------  ---------- ----------     ----         ----          --------          ------      -------
TOTAL                      $522,421  $5,227,508 $5,233,140     $(48)        $(15)         $516,726          44,661      $11,998
                           ========  ========== ==========     ====         ====          ========          ======      =======


                          CAPITAL GAIN
                          DISTRIBUTIONS
                          -------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term
  Investment Fund              --
                               --
TOTAL                          --
                               ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                  FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                  TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                 ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series. $22,308,146  $8,353,529    $(934,220)     $7,419,309

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entrance into a futures contract, the Series deposits cash or pledges U.S. government securities to equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                                       FUTURES
                                                                       --------
The U.S. Large Cap Value Series....................................... $203,773

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for year ended October 31, 2018 (amounts in thousands):

                                                         REALIZED GAIN (LOSS) ON
                                                              DERIVATIVES
                                                         -----------------------
                                                                     EQUITY
                                                          TOTAL   CONTRACTS (1)
                                                         -------  -------------
  The U.S. Large Cap Value Series....................... $32,885     $32,885

                                             CHANGE IN UNREALIZED APPRECIATION
                                             (DEPRECIATION) ON DERIVATIVES
                                             --------------------------------
                                                               EQUITY
                                               TOTAL        CONTRACTS (2)
                                               --------     -------------
            The U.S. Large Cap Value Series. $(21,778)        $(21,778)

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Series under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The U.S. Large Cap Value Series......... $543,066  $194,550       $(7,741)

J. SECURITIES LENDING:

   As of October 31, 2018, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                         MARKET
                                                                         VALUE
                                                                        --------
The U.S. Large Cap Value Series........................................ $668,401

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                           AS OF OCTOBER 31, 2018
                                                          ---------------------------------------------------------
                                                          OVERNIGHT AND            BETWEEN
                                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                          ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS THE U.S. LARGE CAP VALUE
  SERIES
   Common Stocks......................................... $516,725,797     --         --         --    $516,725,797

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to the Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Series arising from the Lawsuits. Until the Series can do so, no reduction of the net asset value of the Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the U.S. Large Cap Value Series at this time.

   The Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the Series will pay or receive, as the case may be, a price based on the net asset value of the Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by the Series as incurred and in a manner similar to any other expenses incurred by the Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                            TERM OF                              PORTFOLIOS WITHIN
                                         OFFICE/1/ AND                             THE DFA FUND     OTHER DIRECTORSHIPS OF
NAME, ADDRESS AND                          LENGTH OF       PRINCIPAL OCCUPATION     COMPLEX/2/      PUBLIC COMPANIES HELD
 YEAR OF BIRTH          POSITION            SERVICE        DURING PAST 5 YEARS       OVERSEEN        DURING PAST 5 YEARS
-----------------  ------------------- ------------------- --------------------  ------------------ ----------------------
George M.          Director of DFAIDG  DFADIG-Since 1983   Leo Melamed           128 portfolios in   None
Constantinides     and DIG Trustee of  DIG- Since 1993     Professor of          4 investment
University of      DFAITC and DEM      DFAITC- Since       Finance,              companies
Chicago Booth                          1992 DEM- Since     University of
School of                              1993                Chicago Booth
Business 5807                                              School of
S. Woodlawn                                                Business (since
Avenue                                                     1978).
Chicago, IL
60637

1947

Douglas W.         Director of DFAIDG  DFADIG- Since       Merton H. Miller      128 portfolios in   None
Diamond            and DIG Trustee of  June 2017 DIG-      Distinguished         4 investment
University of      DFAITC and DEM      Since June 2017     Service Professor     companies
Chicago Booth                          DFAITC- Since June  of Finance,
School of                              2017 DEM- Since     University of
Business 5807                          June 2017           Chicago Booth
S. Woodlawn                                                School of
Avenue                                                     Business (since
Chicago, IL                                                1988). Visiting
60637                                                      Scholar, Federal
                                                           Reserve Bank of
1953                                                       Richmond (since
                                                           1990). Formerly,
                                                           Fischer Black
                                                           Visiting Professor
                                                           of Financial
                                                           Economics,
                                                           Alfred P. Sloan
                                                           School of
                                                           Management,
                                                           Massachusetts
                                                           Institute of
                                                           Technology
                                                           (2015 to 2016).

Roger G.           Director of DFAIDG  DFADIG- Since       Professor in          128 portfolios in   None
Ibbotson Yale      and DIG Trustee of  1981 DIG- Since     Practice Emeritus     4 investment
School of          DFAITC and DEM      1993 DFAITC-        of Finance, Yale      companies
Management                             Since 1992 DEM-     School of
P.O. Box                               Since 1993          Management
208200 New                                                 (since 1984).
Haven, CT                                                  Chairman, CIO
06520-8200                                                 and Partner, Zebra
                                                           Capital
1943                                                       Management,
                                                           LLC (hedge fund
                                                           and asset
                                                           manager) (since
                                                           2001). Formerly,
                                                           Consultant to
                                                           Morningstar, Inc.
                                                           (2006--2016).

Edward P.          Director of DFAIDG  DFADIG- Since       Distinguished         128 portfolios in   None
Lazear Stanford    and DIG Trustee of  2010 DIG- Since     Visiting Fellow,      4 investment
University         DFAITC and DEM      2010 DFAITC-        Becker Friedman       companies
Graduate                               Since 2010 DEM-     Institute for
School of                              Since 2010          Research in
Business Knight                                            Economics,
Management                                                 University of
Center, E346                                               Chicago (since
Stanford, CA                                               2015). Morris
94305                                                      Arnold Cox
                                                           Senior Fellow,
1948                                                       Hoover Institution
                                                           (since 2002). Jack
                                                           Steele Parker
                                                           Professor of
                                                           Human Resources
                                                           Management and
                                                           Economics,
                                                           Graduate School
                                                           of Business,
                                                           Stanford
                                                           University (since
                                                           1995).
                                                           Cornerstone
                                                           Research (expert
                                                           testimony and
                                                           economic and
                                                           financial analysis)
                                                           (since 2009).

Myron S.           Director of DFAIDG  DFADIG- Since       Chief Investment      128 portfolios in   Formerly, Adviser,
Scholes c/o        and DIG Trustee of  1981 DIG- Since     Strategist, Janus     4 investment        Kuapay, Inc. (2013-
Dimensional        DFAITC and DEM      1993 DFAITC-        Henderson             companies           2014). Formerly,
Fund Advisors                          Since 1992 DEM-     Investors (since                          Director, American
LP 6300 Bee                            Since 1993          2014). Frank E.                           Century Fund
Cave Road,                                                 Buck Professor of                         Complex (registered
Building One                                               Finance,                                  investment
Austin, TX                                                 Emeritus,                                 companies) (43
78746                                                      Graduate School                           Portfolios) (1980-
                                                           of Business,                              2014).
1941                                                       Stanford
                                                           University (since
                                                           1981).

                              TERM OF                                           PORTFOLIOS WITHIN
NAME, ADDRESS                OFFICE/1/ AND                                        THE DFA FUND     OTHER DIRECTORSHIPS OF
     AND                     LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5     COMPLEX/2/      PUBLIC COMPANIES HELD
YEAR OF BIRTH    POSITION     SERVICE                     YEARS                     OVERSEEN        DURING PAST 5 YEARS
 -------------  ------------ -----------    ----------------------------------- -----------------  ----------------------
Abbie J. Smith  Director of  DFADIG-        Boris and Irene Stern                128               Director (since 2000)
University of   DFAIDG       Since 2000     Distinguished Service Professor of   portfolios in     and formerly, Lead
Chicago         and DIG      DIG- Since     Accounting, University of            4 investment      Director (May 2014
Booth School    Trustee of   2000           Chicago Booth School of Business     companies         - May 2017), HNI
of Business     DFAITC       DFAITC-        (since 1980).                                          Corporation
5807 S.         and DEM      Since 2000                                                            (formerly known as
Woodlawn                     DEM-                                                                  HON Industries
Avenue                       Since 2000                                                            Inc.) (office
Chicago, IL                                                                                        furniture); Director,
60637                                                                                              Ryder System Inc.
                                                                                                   (transportation,
1953                                                                                               logistics and
                                                                                                   supply- chain
                                                                                                   management) (since
                                                                                                   2003); and Trustee,
                                                                                                   UBS Funds (3
                                                                                                   investment
                                                                                                   companies within
                                                                                                   the fund complex)
                                                                                                   (21 portfolios)
                                                                                                   (since 2009).

INTERESTED TRUSTEE/DIRECTOR*

                             TERM OF                                           PORTFOLIOS WITHIN
NAME, ADDRESS               OFFICE/1/ AND                                        THE DFA FUND     OTHER DIRECTORSHIPS OF
    AND                     LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5     COMPLEX/2/      PUBLIC COMPANIES HELD
YEAR OF BIRTH   POSITION     SERVICE                     YEARS                     OVERSEEN        DURING PAST 5 YEARS
-------------  ------------ -----------    ----------------------------------- ------------------ ----------------------
David G.       Chairman     DFADIG-        Chairman, Director/Trustee, and     128 portfolios in          None
Booth          and          Since 1981     formerly, President and Co-Chief    4 investment
6300 Bee       Director of  DIG- Since     Executive Officer (each until       companies
Cave Road,     DFAIDG       1992           March 2017) of Dimensional
Building One   and DIG      DFAITC-        Emerging Markets Value Fund
Austin, TX     Trustee of   Since 1992     ("DEM"), DFAIDG, Dimensional
78746          DFAITC       DEM-           Investment Group Inc. ("DIG")
               and DEM      Since 1993     and The DFA Investment Trust
1946                                       Company ("DFAITC"). Executive
                                           Chairman, and formerly, President
                                           and Co-Chief Executive Officer
                                           (each until February 2017) of
                                           Dimensional Holdings Inc.,
                                           Dimensional Fund Advisors LP
                                           and DFA Securities LLC
                                           (collectively with DEM,
                                           DFAIDG, DIG and DFAITC, the
                                           "DFA Entities"). Formerly,
                                           Chairman and Director (2009-
                                           2018), Co-Chief Executive Officer
                                           (2010 - June 2017) of
                                           Dimensional Fund Advisors
                                           Canada ULC. Trustee, University
                                           of Chicago (since 2002). Trustee,
                                           University of Kansas Endowment
                                           Association (since 2005).
                                           Formerly, Director of
                                           Dimensional Fund Advisors Ltd.
                                           (2002 - July 2017), DFA
                                           Australia Limited (1994 - July
                                           2017), Dimensional Advisors Ltd.
                                           (2012 - July 2017), Dimensional
                                           Funds plc (2006 - July 2017) and
                                           Dimensional Funds II plc (2006 -
                                           July 2017). Formerly, Director
                                           and President of Dimensional
                                           Japan Ltd. (2012 - April 2017).
                                           Formerly, President, Dimensional
                                           SmartNest (US) LLC (2009-
                                           2014); and Limited Partner, VSC
                                           Investors, LLC (2007 to
                                           2015).Formerly, Chairman,
                                           Director, President and Co-Chief
                                           Executive Officer of Dimensional
                                           Cayman Commodity
                                           Fund I Ltd. (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                   TERM OF
                                  OFFICE/1 /AND
NAME AND YEAR OF                  LENGTH OF       PRINCIPAL OCCUPATION DURING PAST 5
BIRTH                POSITION      SERVICE                       YEARS
----------------  --------------- -----------    --------------------------------------
Valerie A. Brown  Vice President  Since 2001     Vice President and Assistant
1967              and Assistant                  Secretary of
                  Secretary
                                                     .  all the DFA Entities (since
                                                        2001)

                                                     .  DFA Australia Limited (since
                                                        2002)

                                                     .  Dimensional Fund Advisors Ltd.
                                                        (since 2002)

                                                     .  Dimensional Cayman Commodity
                                                        Fund I Ltd. (since 2010)

                                                     .  Dimensional Fund Advisors Pte.
                                                        Ltd. (since 2012)

                                                     .  Dimensional Hong Kong Limited
                                                        (since 2012)

                                                 Director, Vice President and
                                                 Assistant Secretary (since 2003) of

                                                     .  Dimensional Fund Advisors
                                                        Canada ULC

David P. Butler   Co-Chief        Since 2017     Co-Chief Executive Officer (since
1964              Executive                      2017) of
                  Officer
                                                     .  all the DFA entities

                                                 Director (since 2017) of

                                                     .  Dimensional Holdings Inc.

                                                     .  Dimensional Fund Advisors
                                                        Canada ULC

                                                     .  Dimensional Japan Ltd.

                                                     .  Dimensional Advisors Ltd.

                                                     .  Dimensional Fund Advisors Ltd.

                                                     .  DFA Australia Limited

                                                 Director and Co-Chief Executive
                                                 Officer (since 2017) of

                                                     .  Dimensional Cayman Commodity
                                                        Fund I Ltd.

                                                 Head of Global Financial Advisor
                                                 Services (since 2007) for

                                                     .  Dimensional Fund Advisors LP

                                                 Formerly, Vice President (2007 -
                                                 2017) of

                                                     .  all the DFA Entities

Stephen A. Clark  Executive       Since 2017     Executive Vice President (since 2017)
1972              Vice President                 of

                                                     .  all the DFA entities

                                                 Director and Vice President (since
                                                 2016) of

                                                     .  Dimensional Japan Ltd.

                                                 President and Director (since 2016) of

                                                     .  Dimensional Fund Advisors
                                                        Canada ULC

                                                 Vice President (since 2008) and
                                                 Director (since 2016) of

                                                     .  DFA Australia Limited

                                                 Director (since 2016) of

                                                     .  Dimensional Advisors Ltd.

                                                     .  Dimensional Fund Advisors Pte.
                                                        Ltd.

                                                     .  Dimensional Hong Kong Limited

                                                 Vice President (since 2016) of

                                                     .  Dimensional Fund Advisors Pte.
                                                        Ltd.

                                                 Head of Global Institutional Services
                                                 (since 2014) for

                                                     .  Dimensional Fund Advisors LP

                                                 Formerly, Vice President (2004 -
                                                 2017) of

                                                     .  all the DFA Entities

                                                 Formerly, Vice President (2010 -
                                                 2016) of

                                                     .  Dimensional Fund Advisors
                                                        Canada ULC

                                                 Formerly, Head of Institutional,
                                                 North America (2012 - 2013) for

                                                 . Dimensional Fund Advisors LP

Christopher S.     Vice President   Since 2004  Vice President and Global Chief
Crossan            and Global                   Compliance Officer (since 2004) of
1965               Chief
                   Compliance                       .  all the DFA Entities
                   Officer
                                                    .  DFA Australia Limited

                                                    .  Dimensional Fund Advisors Ltd.

                                                Chief Compliance Officer (since 2006)
                                                and Chief Privacy Officer (since
                                                2015) of

                                                    .  Dimensional Fund Advisors
                                                       Canada ULC

                                                Chief Compliance Officer of

                                                    .  Dimensional Fund Advisors Pte.
                                                       Ltd. (since 2012)

                                                    .  Dimensional Japan Ltd. (since
                                                       2017)

                                                Formerly, Vice President and Global
                                                Chief Compliance Officer (2010 -
                                                2014) for

                                                    .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President,  Vice        Vice President, Chief Financial
1958               Chief            President   Officer, and Treasurer (since 2016) of
                   Financial        since 2015
                   Officer, and     and Chief       .  all the DFA Entities
                   Treasurer        Financial
                                    Officer         .  Dimensional Advisors Ltd.
                                    and
                                    Treasurer       .  Dimensional Fund Advisors Ltd.
                                    since 2016
                                                    .  Dimensional Hong Kong Limited

                                                    .  Dimensional Cayman Commodity
                                                       Fund I Ltd.

                                                    .  Dimensional Fund Advisors
                                                       Canada ULC

                                                    .  Dimensional Fund Advisors Pte.
                                                       Ltd.

                                                    .  DFA Australia Limited

                                                Director (since 2016) for

                                                    .  Dimensional Funds plc

                                                    .  Dimensional Funds II plc

                                                Formerly, interim Chief Financial
                                                Officer and interim Treasurer
                                                (2016) of

                                                    .  all the DFA Entities

                                                    .  Dimensional Fund Advisors LP

                                                    .  Dimensional Fund Advisors Ltd.

                                                    .  DFA Australia Limited

                                                    .  Dimensional Advisors Ltd.

                                                    .  Dimensional Fund Advisors Pte.
                                                       Ltd.

                                                    .  Dimensional Hong Kong Limited

                                                    .  Dimensional Cayman Commodity
                                                       Fund I Ltd.

                                                    .  Dimensional Fund Advisors
                                                       Canada ULC

                                                Formerly, Controller (2015 - 2016) of

                                                    .  all the DFA Entities

                                                    .  Dimensional Fund Advisors LP

                                                Formerly, Vice President (2008 -
                                                2015) of

                                                    .  T. Rowe Price Group, Inc.

                                                Formerly, Director of Investment
                                                Treasury and Treasurer (2008 - 2015)
                                                of

                                                    .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President   Vice        Vice President (since 2004) and
1973               and Assistant    President   Assistant Secretary (since 2017) of
                   Secretary        since 2004
                                    and             .  all the DFA Entities
                                    Assistant
                                    Secretary   Vice President and Assistant
                                    since 2017  Secretary (since 2010) of

                                                    .  Dimensional Cayman Commodity
                                                       Fund I Ltd.

Joy Lopez          Vice President   Vice        Vice President (since 2015) of
1971               and Assistant    President
                   Treasurer        since 2015      .  all the DFA Entities
                                    and
                                    Assistant   Assistant Treasurer (since 2017) of
                                    Treasurer
                                    since 2017      .  the DFA Fund Complex

                                                Formerly, Senior Tax Manager (2013 -
                                                2015) for

                                                    .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President   Since 2010  Vice President (since 2010) of
1972
                                                    .  all the DFA Entities

                                                    .  Dimensional Cayman Commodity
                                                       Fund I Ltd.

Catherine L.  President and  President since  President (since 2017) of
Newell        General        2017 and
1964          Counsel        General              .  the DFA Fund Complex
                             Counsel since
                             2001             General Counsel (since 2001) of

                                                  .  All the DFA Entities

                                              Executive Vice President (since 2017)
                                              and Secretary (since 2000) of

                                                  .  Dimensional Fund Advisors LP

                                                  .  Dimensional Holdings Inc.

                                                  .  DFA Securities LLC

                                                  .  Dimensional Investment LLC

                                              Director (since 2002), Vice President
                                              (since 1997) and Secretary (since
                                              2002) of

                                                  .  DFA Australia Limited

                                                  .  Dimensional Fund Advisors Ltd.

                                              Vice President and Secretary of

                                                  .  Dimensional Fund Advisors
                                                     Canada ULC (since 2003)

                                                  .  Dimensional Cayman Commodity
                                                     Fund I Ltd. (since 2010)

                                                  .  Dimensional Japan Ltd. (since
                                                     2012)

                                                  .  Dimensional Advisors Ltd.
                                                     (since 2012)

                                                  .  Dimensional Fund Advisors Pte.
                                                     Ltd. (since 2012)

                                              Director of

                                                  .  Dimensional Funds plc (since
                                                     2002)

                                                  .  Dimensional Funds II plc
                                                     (since 2006)

                                                  .  Director of Dimensional Japan
                                                     Ltd. (since 2012)

                                                  .  Dimensional Advisors Ltd.
                                                     (since 2012)

                                                  .  Dimensional Fund Advisors Pte.
                                                     Ltd. (since 2012)

                                                  .  Dimensional Hong Kong Limited
                                                     (since 2012)

                                              Formerly, Vice President and
                                              Secretary (2010 - 2014) of

                                                  .  Dimensional SmartNest (US) LLC

                                              Formerly, Vice President (1997 -
                                              2017) and Secretary (2000 - 2017) of

                                                  .  the DFA Fund Complex

                                              Formerly, Vice President of

                                                  .  Dimensional Fund Advisors LP
                                                     (1997 - 2017)

                                                  .  Dimensional Holdings Inc.
                                                     (2006 - 2017)

                                                  .  DFA Securities LLC (1997 -
                                                     2017)

                                                  .  Dimensional Investment LLC
                                                     (2009 - 2017)

Selwyn        Vice           Since 2013       Vice President and Deputy Chief
Notelovitz    President and                   Compliance Officer of
1961          Deputy Chief
              Compliance                          .  the DFA Fund Complex (since
              Officer                                2013)

                                                  .  Dimensional Fund Advisors LP
                                                     (since 2012)

Carolyn L.    Vice           Vice President   Vice President (since 2010) and
O 1974        President and  since 2010 and   Secretary (since 2017) of
              Secretary      Secretary
                             since 2017           .  the DFA Fund Complex

                                              Vice President (since 2010) and
                                              Assistant Secretary (since 2016) of

                                                  .  Dimensional Fund Advisors LP

                                                  .  Dimensional Holdings Inc.

                                                  .  Dimensional Investment LLC

                                              Vice President of

                                                  .  DFA Securities LLC (since 2010)

                                                  .  Dimensional Cayman Commodity
                                                     Fund I Ltd. (since 2010)

                                                  .  Dimensional Fund Advisors
                                                     Canada ULC (since 2016)


Gerard K. O'Reilly  Co-Chief     Co-Chief    Co-Chief Executive Officer and Chief
1976                Executive    Executive   Investment Officer (since 2017) of
                    Officer and  Officer
                    Chief        and Chief       .  all the DFA Entities
                    Investment   Investment
                    Officer      Officer         .  Dimensional Fund Advisors
                                 since 2017         Canada ULC

                                             Director, Chief Investment Officer
                                             and Vice President (since 2017) of

                                                 .  DFA Australia Limited

                                             Chief Investment Officer (since 2017)
                                             and Vice President (since 2016) of

                                                 .  Dimensional Japan Ltd.

                                             Director, Co-Chief Executive Officer
                                             and Chief Investment Officer (since
                                             2017) of

                                                 .  Dimensional Cayman Commodity
                                                    Fund I Ltd.

                                             Director of

                                                 .  Dimensional Funds plc (since
                                                    2014)

                                                 .  Dimensional Fund II plc (since
                                                    2014)

                                                 .  Dimensional Holdings Inc.
                                                    (since 2017)

                                             Formerly, Co-Chief Investment Officer
                                             of

                                                 .  Dimensional Japan Ltd. (2016 -
                                                    2017)

                                                 .  DFA Australia Limited (2014 -
                                                    2017)

                                             Formerly, Executive Vice President
                                             (2017) and Co-Chief Investment
                                             Officer (2014 - 2017) of

                                                 .  all the DFA Entities

                                             Formerly, Vice President (2007 -
                                             2017) of

                                                 .  all the DFA Entities

                                             Formerly, Vice President and Co-Chief
                                             Investment Officer (2014 - 2017) of

                                                 .  Dimensional Fund Advisors
                                                    Canada ULC

                                             Formerly, Director of

                                                 .  Dimensional Fund Advisors Pte.
                                                    Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                 QUALIFYING
                                                                                                                     FOR
                                        NET                                                                       CORPORATE
                                    INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
                                      INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONAL INVESTMENT GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
---------------------------------  ------------- ------------- ------------- --------- ---------- ------------- -------------
U.S. Large Cap Value Portfolio II.       0%            5%           74%          0%        0%          79%           100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                   QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                    DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.  INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
---------------------------------  ---------- ------------ ---------- ---------- ---------- ----------
U.S. Large Cap Value Portfolio II.    100%         0%          0%         22%        0%        100%

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

  LOGO                                                         DFA103118-009A
                                                                     00218724

                                                                                       LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

U.S. Large Cap Value Portfolio III

DFA International Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

 Sincerely,

 /s/ David Butler                       /s/ Gerard O'Reilly

 DAVID BUTLER                           GERARD O'REILLY
 Co-Chief Executive Officer             Co-Chief Executive Officer and
                                        Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts......................................................   2
   Management's Discussion and Analysis....................................   4
   Disclosure of Fund Expenses.............................................   8
   Disclosure of Portfolio Holdings........................................  10
   Schedules of Investments
       U.S. Large Cap Value Portfolio III..................................  11
       DFA International Value Portfolio III...............................  12
       Tax-Managed U.S. Marketwide Value Portfolio II......................  13
   Statements of Assets and Liabilities....................................  14
   Statements of Operations................................................  15
   Statements of Changes in Net Assets.....................................  16
   Financial Highlights....................................................  17
   Notes to Financial Statements...........................................  19
   Report of Independent Registered Public Accounting Firm.................  28
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts......................................................  29
   Management's Discussion and Analysis....................................  31
   Disclosure of Fund Expenses.............................................  34
   Disclosure of Portfolio Holdings........................................  36
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.....................................  37
       The DFA International Value Series..................................  40
       The Tax-Managed U.S. Marketwide Value Series........................  44
   Statements of Assets and Liabilities....................................  47
   Statements of Operations................................................  48
   Statements of Changes in Net Assets.....................................  49
   Financial Highlights....................................................  50
   Notes to Financial Statements...........................................  53
   Report of Independent Registered Public Accounting Firm.................  64
FUND MANAGEMENT............................................................  65
   Board of Independent Directors or Trustees Table........................  66
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  72
NOTICE TO SHAREHOLDERS.....................................................  73

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

    SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
    ----------------------------------------------------------------

      Investment Abbreviations
         P.L.C.                      Public Limited Company
         ADR                         American Depositary Receipt
         SA                          Special Assessment

      Investment Footnotes

         +                           See Note B to Financial Statements.
         ++                          Calculated as a percentage of total
                                     net assets. Percentages shown
                                     parenthetically next to the category
                                     headings have been calculated as a
                                     percentage of total investments.
                                     "Other Securities" are those
                                     securities that are not among the top
                                     50 holdings in unaffiliated issuers
                                     of the Fund or do not represent more
                                     than 1.0% of the net assets of the
                                     Fund. Some of the individual
                                     securities within this category may
                                     include Total or Partial Securities
                                     on Loan and/or Non-Income Producing
                                     Securities.
         *                           Non-Income Producing Securities.
         #                           Total or Partial Securities on Loan.
         @                           Security purchased with cash proceeds
                                     from Securities on Loan.
         (S)                         Affiliated Fund.
         >>                          Securities that have generally been
                                     fair value factored. See Note B to
                                     Financial Statements.

      FINANCIAL HIGHLIGHTS
      --------------------

         (A)                         Computed using average shares
                                     outstanding.
         (B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

      ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
      -----------------------------------------------------------

         --                          Amounts designated as -- are either
                                     zero or rounded to zero.
         SEC                         Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                   U.S. Large Cap
                 Value Portfolio III      Russell 1000/R/ Value Index
                ---------------------     ---------------------------
10/31/2008            $10,000                      $10,000
11/30/2008              9,022                        9,283
12/31/2008              9,311                        9,412
 1/31/2009              8,204                        8,330
 2/28/2009              7,060                        7,217
 3/31/2009              7,753                        7,834
 4/30/2009              9,005                        8,673
 5/31/2009              9,705                        9,210
 6/30/2009              9,579                        9,142
 7/31/2009             10,492                        9,890
 8/31/2009             11,202                       10,407
 9/30/2009             11,687                       10,809
10/31/2009             11,188                       10,478
11/30/2009             11,816                       11,069
12/31/2009             12,144                       11,265
 1/31/2010             11,856                       10,948
 2/28/2010             12,377                       11,294
 3/31/2010             13,341                       12,029
 4/30/2010             13,761                       12,340
 5/31/2010             12,586                       11,326
 6/30/2010             11,633                       10,688
 7/31/2010             12,541                       11,412
 8/31/2010             11,783                       10,924
 9/30/2010             12,939                       11,771
10/31/2010             13,420                       12,124
11/30/2010             13,316                       12,060
12/31/2010             14,619                       13,012
 1/31/2011             15,083                       13,306
 2/28/2011             15,899                       13,797
 3/31/2011             15,975                       13,852
 4/30/2011             16,374                       14,220
 5/31/2011             16,146                       14,070
 6/30/2011             15,855                       13,782
 7/31/2011             15,129                       13,325
 8/31/2011             13,850                       12,493
 9/30/2011             12,450                       11,549
10/31/2011             14,177                       12,871
11/30/2011             14,062                       12,804
12/31/2011             14,171                       13,063
 1/31/2012             14,877                       13,557
 2/29/2012             15,738                       14,097
 3/31/2012             16,026                       14,515
 4/30/2012             15,696                       14,367
 5/31/2012             14,579                       13,524
 6/30/2012             15,369                       14,196
 7/31/2012             15,515                       14,343
 8/31/2012             16,130                       14,654
 9/30/2012             16,726                       15,119
10/31/2012             16,775                       15,045
11/30/2012             16,804                       15,039
12/31/2012             17,313                       15,350
 1/31/2013             18,528                       16,347
 2/28/2013             18,766                       16,582
 3/31/2013             19,662                       17,239
 4/30/2013             19,870                       17,499
 5/31/2013             20,683                       17,949
 6/30/2013             20,454                       17,790
 7/31/2013             21,679                       18,751
 8/31/2013             21,042                       18,040
 9/30/2013             21,655                       18,492
10/31/2013             22,755                       19,301
11/30/2013             23,706                       19,840
12/31/2013             24,341                       20,342
 1/31/2014             23,376                       19,620
 2/28/2014             24,167                       20,468
 3/31/2014             24,737                       20,957
 4/30/2014             24,901                       21,156
 5/31/2014             25,448                       21,466
 6/30/2014             26,141                       22,027
 7/31/2014             25,944                       21,651
 8/31/2014             26,772                       22,447
 9/30/2014             26,113                       21,984
10/31/2014             26,310                       22,478
11/30/2014             26,622                       22,938
12/31/2014             26,821                       23,079
 1/31/2015             25,492                       22,156
 2/28/2015             27,293                       23,228
 3/31/2015             26,780                       22,912
 4/30/2015             27,321                       23,126
 5/31/2015             27,630                       23,404
 6/30/2015             27,184                       22,937
 7/31/2015             27,107                       23,038
 8/31/2015             25,466                       21,666
 9/30/2015             24,644                       21,012
10/31/2015             26,662                       22,597
11/30/2015             26,763                       22,683
12/31/2015             25,924                       22,196
 1/31/2016             24,158                       21,049
 2/29/2016             24,205                       21,043
 3/31/2016             25,968                       22,559
 4/30/2016             26,672                       23,033
 5/31/2016             27,029                       23,391
 6/30/2016             27,003                       23,593
 7/31/2016             27,927                       24,278
 8/31/2016             28,262                       24,465
 9/30/2016             28,395                       24,414
10/31/2016             27,913                       24,037
11/30/2016             30,107                       25,409
12/31/2016             30,872                       26,044
 1/31/2017             31,311                       26,230
 2/28/2017             32,262                       27,172
 3/31/2017             31,963                       26,896
 4/30/2017             32,177                       26,845
 5/31/2017             32,152                       26,819
 6/30/2017             32,680                       27,257
 7/31/2017             33,237                       27,620
 8/31/2017             32,933                       27,298
 9/30/2017             34,205                       28,106
10/31/2017             34,701                       28,310
11/30/2017             35,935                       29,177
12/31/2017             36,772                       29,603
 1/31/2018             38,664                       30,748
 2/28/2018             36,744                       29,279
 3/31/2018             35,920                       28,764
 4/30/2018             35,975                       28,859
 5/31/2018             36,317                       29,031
 6/30/2018             36,058                       29,103
 7/31/2018             37,557                       30,254
 8/31/2018             38,094                       30,702
 9/30/2018             38,132                       30,763
10/31/2018             35,712                       29,170

                                             ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                ---------------------------  ----  ----- -----
                                             2.91% 9.43% 13.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO III VS.

MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                 DFA International             MSCI World ex USA
                Value Portfolio III          Index (net dividends)
               ---------------------         ---------------------
10/31/2008            $10,000                      $10,000
11/30/2008              9,378                        9,458
12/31/2008             10,093                        9,956
 1/31/2009              8,702                        9,027
 2/28/2009              7,630                        8,113
 3/31/2009              8,461                        8,648
 4/30/2009             10,019                        9,763
 5/31/2009             11,508                       10,998
 6/30/2009             11,340                       10,884
 7/31/2009             12,678                       11,906
 8/31/2009             13,404                       12,477
 9/30/2009             14,099                       12,992
10/31/2009             13,536                       12,783
11/30/2009             13,932                       13,099
12/31/2009             14,093                       13,308
 1/31/2010             13,280                       12,684
 2/28/2010             13,324                       12,672
 3/31/2010             14,383                       13,487
 4/30/2010             14,135                       13,286
 5/31/2010             12,481                       11,820
 6/30/2010             12,260                       11,649
 7/31/2010             13,796                       12,726
 8/31/2010             13,122                       12,345
 9/30/2010             14,527                       13,530
10/31/2010             15,032                       14,012
11/30/2010             14,274                       13,418
12/31/2010             15,609                       14,499
 1/31/2011             16,281                       14,811
 2/28/2011             16,817                       15,360
 3/31/2011             16,360                       15,052
 4/30/2011             17,225                       15,872
 5/31/2011             16,606                       15,402
 6/30/2011             16,374                       15,182
 7/31/2011             15,855                       14,932
 8/31/2011             14,150                       13,670
 9/30/2011             12,608                       12,297
10/31/2011             13,821                       13,493
11/30/2011             13,364                       12,869
12/31/2011             13,005                       12,729
 1/31/2012             13,883                       13,416
 2/29/2012             14,601                       14,154
 3/31/2012             14,490                       14,049
 4/30/2012             13,970                       13,810
 5/31/2012             12,238                       12,236
 6/30/2012             13,111                       13,038
 7/31/2012             13,053                       13,200
 8/31/2012             13,593                       13,577
 9/30/2012             14,080                       13,989
10/31/2012             14,255                       14,087
11/30/2012             14,478                       14,383
12/31/2012             15,191                       14,818
 1/31/2013             15,910                       15,547
 2/28/2013             15,430                       15,392
 3/31/2013             15,482                       15,514
 4/30/2013             16,243                       16,220
 5/31/2013             16,043                       15,857
 6/30/2013             15,485                       15,263
 7/31/2013             16,535                       16,075
 8/31/2013             16,423                       15,868
 9/30/2013             17,664                       16,989
10/31/2013             18,268                       17,559
11/30/2013             18,340                       17,667
12/31/2013             18,742                       17,933
 1/31/2014             18,054                       17,209
 2/28/2014             19,085                       18,148
 3/31/2014             18,949                       18,067
 4/30/2014             19,277                       18,352
 5/31/2014             19,484                       18,636
 6/30/2014             19,731                       18,901
 7/31/2014             19,287                       18,564
 8/31/2014             19,298                       18,579
 9/30/2014             18,458                       17,816
10/31/2014             18,134                       17,532
11/30/2014             18,146                       17,748
12/31/2014             17,462                       17,158
 1/31/2015             17,348                       17,097
 2/28/2015             18,595                       18,118
 3/31/2015             18,206                       17,816
 4/30/2015             19,201                       18,587
 5/31/2015             19,213                       18,426
 6/30/2015             18,653                       17,902
 7/31/2015             18,478                       18,186
 8/31/2015             17,103                       16,861
 9/30/2015             15,936                       16,010
10/31/2015             17,154                       17,214
11/30/2015             16,931                       16,940
12/31/2015             16,389                       16,637
 1/31/2016             15,110                       15,491
 2/29/2016             14,627                       15,275
 3/31/2016             15,742                       16,312
 4/30/2016             16,506                       16,837
 5/31/2016             16,191                       16,646
 6/30/2016             15,608                       16,140
 7/31/2016             16,300                       16,934
 8/31/2016             16,733                       16,950
 9/30/2016             16,915                       17,156
10/31/2016             17,138                       16,823
11/30/2016             17,225                       16,553
12/31/2016             17,795                       17,094
 1/31/2017             18,559                       17,603
 2/28/2017             18,421                       17,806
 3/31/2017             18,840                       18,258
 4/30/2017             19,116                       18,646
 5/31/2017             19,443                       19,267
 6/30/2017             19,659                       19,286
 7/31/2017             20,578                       19,860
 8/31/2017             20,553                       19,855
 9/30/2017             21,295                       20,370
10/31/2017             21,680                       20,648
11/30/2017             21,898                       20,857
12/31/2017             22,463                       21,232
 1/31/2018             23,782                       22,221
 2/28/2018             22,450                       21,165
 3/31/2018             22,177                       20,799
 4/30/2018             22,773                       21,276
 5/31/2018             21,956                       20,873
 6/30/2018             21,459                       20,644
 7/31/2018             22,145                       21,151
 8/31/2018             21,367                       20,751
 9/30/2018             21,753                       20,914
10/31/2018             19,925                       19,252

                                              ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN   YEAR  YEARS YEARS
                ---------------------------  -----  ----- -----
                                             -8.09% 1.75% 7.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

             Tax-Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
10/31/2008            $10,000                               $10,000
11/30/2008              9,010                                 9,247
12/31/2008              9,319                                 9,410
 1/31/2009              8,106                                 8,306
 2/28/2009              7,012                                 7,193
 3/31/2009              7,755                                 7,810
 4/30/2009              9,094                                 8,679
 5/31/2009              9,773                                 9,187
 6/30/2009              9,636                                 9,123
 7/31/2009             10,621                                 9,893
 8/31/2009             11,324                                10,407
 9/30/2009             11,829                                10,818
10/31/2009             11,264                                10,456
11/30/2009             11,788                                11,025
12/31/2009             12,226                                11,269
 1/31/2010             11,881                                10,951
 2/28/2010             12,428                                11,310
 3/31/2010             13,407                                12,063
 4/30/2010             13,926                                12,420
 5/31/2010             12,737                                11,397
 6/30/2010             11,758                                10,725
 7/31/2010             12,705                                11,455
 8/31/2010             11,870                                10,935
 9/30/2010             13,058                                11,808
10/31/2010             13,569                                12,171
11/30/2010             13,600                                12,136
12/31/2010             14,879                                13,098
 1/31/2011             15,249                                13,370
 2/28/2011             16,113                                13,879
 3/31/2011             16,219                                13,945
 4/30/2011             16,601                                14,304
 5/31/2011             16,333                                14,144
 6/30/2011             16,051                                13,850
 7/31/2011             15,368                                13,390
 8/31/2011             14,096                                12,526
 9/30/2011             12,663                                11,546
10/31/2011             14,418                                12,894
11/30/2011             14,304                                12,831
12/31/2011             14,450                                13,085
 1/31/2012             15,203                                13,609
 2/29/2012             16,009                                14,124
 3/31/2012             16,350                                14,544
 4/30/2012             16,045                                14,391
 5/31/2012             14,923                                13,545
 6/30/2012             15,707                                14,215
 7/31/2012             15,845                                14,340
 8/31/2012             16,435                                14,661
 9/30/2012             17,033                                15,131
10/31/2012             17,086                                15,048
11/30/2012             17,192                                15,046
12/31/2012             17,688                                15,381
 1/31/2013             18,851                                16,374
 2/28/2013             19,150                                16,605
 3/31/2013             20,097                                17,266
 4/30/2013             20,246                                17,505
 5/31/2013             20,910                                17,960
 6/30/2013             20,781                                17,808
 7/31/2013             22,038                                18,784
 8/31/2013             21,394                                18,062
 9/30/2013             22,174                                18,561
10/31/2013             23,220                                19,357
11/30/2013             24,180                                19,914
12/31/2013             24,853                                20,408
 1/31/2014             23,868                                19,678
 2/28/2014             24,745                                20,533
 3/31/2014             25,117                                21,004
 4/30/2014             25,171                                21,145
 5/31/2014             25,769                                21,441
 6/30/2014             26,432                                22,031
 7/31/2014             26,018                                21,578
 8/31/2014             26,978                                22,383
 9/30/2014             26,285                                21,839
10/31/2014             26,745                                22,407
11/30/2014             27,085                                22,822
12/31/2014             27,361                                22,999
 1/31/2015             25,992                                22,077
 2/28/2015             27,869                                23,142
 3/31/2015             27,602                                22,881
 4/30/2015             27,890                                23,039
 5/31/2015             28,311                                23,309
 6/30/2015             28,016                                22,882
 7/31/2015             28,094                                22,922
 8/31/2015             26,325                                21,576
 9/30/2015             25,502                                20,917
10/31/2015             27,514                                22,462
11/30/2015             27,570                                22,592
12/31/2015             26,640                                22,049
 1/31/2016             24,947                                20,883
 2/29/2016             24,890                                20,889
 3/31/2016             26,632                                22,412
 4/30/2016             27,299                                22,883
 5/31/2016             27,621                                23,243
 6/30/2016             27,596                                23,435
 7/31/2016             28,347                                24,158
 8/31/2016             28,636                                24,375
 9/30/2016             28,767                                24,343
10/31/2016             28,279                                23,934
11/30/2016             30,439                                25,437
12/31/2016             31,267                                26,106
 1/31/2017             31,641                                26,262
 2/28/2017             32,510                                27,160
 3/31/2017             32,242                                26,887
 4/30/2017             32,545                                26,849
 5/31/2017             32,424                                26,758
 6/30/2017             32,979                                27,233
 7/31/2017             33,479                                27,581
 8/31/2017             33,162                                27,234
 9/30/2017             34,374                                28,123
10/31/2017             34,668                                28,314
11/30/2017             35,942                                29,177
12/31/2017             36,629                                29,550
 1/31/2018             38,498                                30,635
 2/28/2018             36,540                                29,167
 3/31/2018             35,783                                28,717
 4/30/2018             35,949                                28,842
 5/31/2018             36,319                                29,127
 6/30/2018             36,280                                29,208
 7/31/2018             37,782                                30,315
 8/31/2018             38,501                                30,784
 9/30/2018             38,572                                30,783
10/31/2018             36,146                                29,103


                                             ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                ---------------------------  ----  ----- -----
                                             4.27% 9.25% 13.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 3000(R) Index..................................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks).............................. 1.42%
Russell 2000(R) Index (small-cap stocks).................................. 1.85%
Russell Midcap(R) Index (mid-cap stocks).................................. 2.79%
Russell 1000(R) Index (large-cap stocks).................................. 6.98%
Dow Jones U.S. Select REIT Index /SM/..................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 2000(R) Value Index (small-cap value stocks)..................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)...................  4.13%
Russell 1000(R) Value Index (large-cap value stocks).....................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)................... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO III

   The U.S. Large Cap Value Portfolio III is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.91% for the Portfolio and 3.03% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks also detracted from relative performance. Conversely, the Master Fund's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
 MSCI World ex USA Index................................         -6.76%
 MSCI World ex USA Mid Cap Index........................         -8.02%
 MSCI World ex USA Small Cap Index......................         -7.75%
 MSCI World ex USA Value Index..........................         -7.54%
 MSCI World ex USA Growth Index.........................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

 TEN LARGEST FOREIGN DEVELOPED MARKETS BY   LOCAL RETURN RETURN IN U.S. DOLLARS
 MARKET CAP                                 ------------ ----------------------
 Japan.....................................     -4.22%            -3.56%
 United Kingdom............................     -0.91%            -4.65%
 France....................................     -4.30%            -6.92%
 Canada....................................     -4.08%            -5.84%
 Germany...................................    -12.26%           -14.66%
 Switzerland...............................      0.19%            -0.72%
 Australia.................................      2.96%            -4.83%
 Hong Kong.................................     -8.47%            -8.88%
 Netherlands...............................     -7.68%            -9.99%
 Spain.....................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
 MSCI Emerging Markets Index............................         -12.52%
 MSCI Emerging Markets Mid Cap Index....................         -11.85%
 MSCI Emerging Markets Small Cap Index..................         -17.21%
 MSCI Emerging Markets Value Index......................          -8.27%
 MSCI Emerging Markets Growth Index.....................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
 TEN LARGEST EMERGING MARKETS BY MARKET CAP ------------ ----------------------
 China.....................................    -16.33%           -16.73%
 Korea.....................................    -18.52%           -19.90%
 Taiwan....................................     -6.62%            -8.98%
 India.....................................     -0.01%           -12.42%
 Brazil....................................     18.95%             4.76%
 South Africa..............................    -13.80%           -17.45%
 Russia....................................     22.79%            10.69%
 Mexico....................................     -9.54%           -14.55%
 Thailand..................................      4.01%             4.23%
 Malaysia..................................     -0.18%             0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO III

   The DFA International Value Portfolio III is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Master Fund held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.09% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund's focus on value stocks detracted from performance relative to the benchmark. Conversely, the Master Fund's emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 3000(R) Index.................................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)............................. 1.42%
Russell 2000(R) Index (small-cap stocks)................................. 1.85%
Russell Midcap(R) Index (mid-cap stocks)................................. 2.79%
Russell 1000(R) Index (large-cap stocks)................................. 6.98%
Dow Jones U.S. Select REIT Index /SM/.................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 2000(R) Value Index (small-cap value stocks)..................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)...................  4.13%
Russell 1000(R) Value Index (large-cap value stocks).....................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)................... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

   The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were 4.27% for the Portfolio and 2.78% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                         --------- --------- ---------- ---------
U.S. LARGE CAP VALUE PORTFOLIO III(2)
-------------------------------------
Actual Fund Return...................... $1,000.00 $  992.70    0.13%     $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66
DFA INTERNATIONAL VALUE PORTFOLIO III(2)
----------------------------------------
Actual Fund Return...................... $1,000.00 $  874.90    0.23%     $1.09
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.23%     $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II(2)
-------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,005.50    0.22%     $1.11
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.10    0.22%     $1.12

--------

(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
U.S. Large Cap Value Portfolio III................              100.0%
DFA International Value Portfolio III.............              100.0%
Tax-Managed U.S. Marketwide Value Portfolio II....              100.0%

                      U.S. LARGE CAP VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company....................................... $3,792,676,889
                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $3,792,676,889
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $2,418,581,919
                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $2,418,581,919
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................... $1,841,556,915
                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $1,841,556,915
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             TAX-MANAGED
                                                                                 DFA            U.S.
                                                           U.S. LARGE CAP   INTERNATIONAL    MARKETWIDE
                                                           VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                 III             III             II
                                                           --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.....  $  3,792,677    $  2,418,582    $  1,841,557
Receivables:
   Fund Shares Sold.......................................         3,513           5,503             722
Prepaid Expenses and Other Assets.........................            31              28              30
                                                            ------------    ------------    ------------
       Total Assets.......................................     3,796,221       2,424,113       1,842,309
                                                            ------------    ------------    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...................................         1,900           2,252             547
   Due to Advisor.........................................            28              11               1
Accrued Expenses and Other Liabilities....................           201             146              83
                                                            ------------    ------------    ------------
       Total Liabilities..................................         2,129           2,409             631
                                                            ============    ============    ============
NET ASSETS................................................  $  3,794,092    $  2,421,704    $  1,841,678
                                                            ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................   146,869,037     161,065,689      65,717,781
                                                            ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE..  $      25.83    $      15.04    $      28.02
                                                            ------------    ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital...........................................  $  2,311,457    $  2,286,502    $    929,546
Total Distributable Earnings (Loss).......................     1,482,635         135,202         912,132
                                                            ------------    ------------    ------------
NET ASSETS................................................  $  3,794,092    $  2,421,704    $  1,841,678
                                                            ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED...........................   700,000,000     500,000,000     500,000,000
                                                            ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                                                                  TAX-MANAGED
                                                                                                      DFA            U.S.
                                                                                U.S. LARGE CAP   INTERNATIONAL    MARKETWIDE
                                                                                VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                                     III*            III*             II*
                                                                                --------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $8,528 and $2,
     respectively).............................................................    $  87,624       $  87,486       $ 41,340
   Income from Securities Lending..............................................          335           1,805            218
   Expenses Allocated from Affiliated Investment Companies.....................       (4,261)         (5,439)        (3,948)
                                                                                   ---------       ---------       --------
       Total Net Investment Income Allocated from Affiliated Investment
         Companies:............................................................       83,698          83,852         37,610
                                                                                   ---------       ---------       --------
FUND EXPENSES
   Investment Management Fees..................................................        4,303           5,459          3,777
   Accounting & Transfer Agent Fees............................................          110              95             47
   Custodian Fees..............................................................           --               1             --
   Filing Fees.................................................................          109              70             53
   Shareholders' Reports.......................................................           66              78             32
   Directors'/Trustees' Fees & Expenses........................................           16              11              8
   Audit Fees..................................................................            7               5              7
   Legal Fees..................................................................           33              22             13
   Other.......................................................................           20              17             10
                                                                                   ---------       ---------       --------
       Total Fund Expenses.....................................................        4,664           5,758          3,947
                                                                                   ---------       ---------       --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C).............................................       (3,912)         (5,199)        (3,777)
                                                                                   ---------       ---------       --------
   Net Expenses................................................................          752             559            170
                                                                                   ---------       ---------       --------
   NET INVESTMENT INCOME (LOSS)................................................       82,946          83,293         37,440
                                                                                   ---------       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Transactions Allocated from Affiliated Investment Company**...............      243,853          81,363         64,341
   Change in Unrealized Appreciation (Depreciation) of:
     Transactions Allocated from Affiliated Investment Company.................     (217,553)       (376,516)       (24,214)
                                                                                   ---------       ---------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................       26,300        (295,153)        40,127
                                                                                   ---------       ---------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................    $ 109,246       $(211,860)      $ 77,567
                                                                                   =========       =========       ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                   TAX-MANAGED U.S.
                                                 U.S. LARGE CAP VALUE      DFA INTERNATIONAL          MARKETWIDE
                                                     PORTFOLIO III        VALUE PORTFOLIO III     VALUE PORTFOLIO II
                                                ----------------------  ----------------------  ----------------------
                                                   YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                  OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2018        2017        2018        2017        2018        2017
                                                ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   82,946  $   74,686  $   83,293  $   76,149  $   37,440  $   34,235
   Net Realized Gain (Loss) on:
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................    243,853     244,528      81,363      26,797      64,341      62,503
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment Company.........   (217,553)    412,783    (376,516)    445,803     (24,214)    242,561
                                                ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    109,246     731,997    (211,860)    548,749      77,567     339,299
                                                ----------  ----------  ----------  ----------  ----------  ----------
Distributions:/^ /
       Institutional Class Shares..............   (315,399)   (179,604)    (80,332)    (76,159)    (96,424)    (90,308)
                                                ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions..................   (315,399)   (179,604)    (80,332)    (76,159)    (96,424)    (90,308)
                                                ----------  ----------  ----------  ----------  ----------  ----------
Capit
al Share Transactions (1):
   Shares Issued...............................    541,431     459,795     398,755     257,528     157,678     123,118
   Shares Issued in Reorganization.............     58,077          --      71,080          --          --          --
   Shares Issued in Lieu of Cash
     Distributions.............................    239,830     138,620      62,862      58,612      95,824      89,811
   Shares Redeemed.............................   (548,054)   (503,197)   (360,285)   (314,373)   (208,404)   (171,020)
                                                ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.........    291,284      95,218     172,412       1,767      45,098      41,909
                                                ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................     85,131     647,611    (119,780)    474,357      26,241     290,900
NET ASSETS
   Beginning of Year...........................  3,708,961   3,061,350   2,541,484   2,067,127   1,815,437   1,524,537
                                                ----------  ----------  ----------  ----------  ----------  ----------
   End of Year................................. $3,794,092  $3,708,961  $2,421,704  $2,541,484  $1,841,678  $1,815,437
                                                ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     20,068      17,961      24,085      16,980       5,458       4,591
   Shares Issued in Reorganization.............      2,097          --       3,991          --          --          --
   Shares Issued in Lieu of Cash
     Distributions.............................      9,001       5,491       3,818       3,841       3,357       3,399
   Shares Redeemed.............................    (20,209)    (19,761)    (21,282)    (20,190)     (7,237)     (6,428)
                                                ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     10,957       3,691      10,612         631       1,578       1,562
                                                ==========  ==========  ==========  ==========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see
   Note I in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. LARGE CAP VALUE PORTFOLIO III
                                                                  ----------------------------------------------------------
                                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                     2018        2017        2016        2015        2014
                                                                  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year............................... $    27.29  $    23.15  $    23.91  $    25.30  $    22.75
                                                                  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
   Net Investment Income (Loss) (A)..............................       0.58        0.56        0.53        0.53        0.46
   Net Gains (Losses) on Securities (Realized and Unrealized)....       0.25        4.94        0.49       (0.26)       3.01
                                                                  ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations..........................       0.83        5.50        1.02        0.27        3.47
                                                                  ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
-------------------
   Net Investment Income.........................................      (0.54)      (0.53)      (0.54)      (0.50)      (0.44)
   Net Realized Gains............................................      (1.75)      (0.83)      (1.24)      (1.16)      (0.48)
                                                                  ----------  ----------  ----------  ----------  ----------
       Total Distributions.......................................      (2.29)      (1.36)      (1.78)      (1.66)      (0.92)
                                                                  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year..................................... $    25.83  $    27.29  $    23.15  $    23.91  $    25.30
                                                                  ==========  ==========  ==========  ==========  ==========
Total Return.....................................................       2.91%      24.32%       4.69%       1.34%      15.62%
                                                                  ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).............................. $3,794,092  $3,708,961  $3,061,350  $3,003,155  $2,992,619
Ratio of Expenses to Average Net Assets (B)......................       0.13%       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (B)......................................       0.23%       0.23%       0.23%       0.16%       0.13%
Ratio of Net Investment Income to Average Net Assets.............       2.12%       2.17%       2.38%       2.18%       1.89%
                                                                  ----------  ----------  ----------  ----------  ----------

                                                                               DFA INTERNATIONAL VALUE PORTFOLIO III
                                                                  -------------------------------------------------------------
                                                                     YEAR         YEAR        YEAR         YEAR         YEAR
                                                                     ENDED        ENDED       ENDED        ENDED        ENDED
                                                                    OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                     2018         2017        2016         2015         2014
                                                                  ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year............................... $    16.89   $    13.80  $    14.65   $    16.26   $    17.84
                                                                  ----------   ----------  ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
   Net Investment Income (Loss) (A)..............................       0.54         0.50        0.49         0.52         0.78
   Net Gains (Losses) on Securities (Realized and Unrealized)....      (1.87)        3.10       (0.56)       (1.38)       (0.88)
                                                                  ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations..........................      (1.33)        3.60       (0.07)       (0.86)       (0.10)
                                                                  ----------   ----------  ----------   ----------   ----------
LESS DISTRIBUTIONS:
-------------------
   Net Investment Income.........................................      (0.52)       (0.51)      (0.47)       (0.49)       (0.76)
   Net Realized Gains............................................         --           --       (0.31)       (0.26)       (0.72)
                                                                  ----------   ----------  ----------   ----------   ----------
       Total Distributions.......................................      (0.52)       (0.51)      (0.78)       (0.75)       (1.48)
                                                                  ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year..................................... $    15.04   $    16.89  $    13.80   $    14.65   $    16.26
                                                                  ==========   ==========  ==========   ==========   ==========
Total Return.....................................................      (8.09%)      26.50%      (0.09%)      (5.41%)      (0.73%)
                                                                  ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands).............................. $2,421,704   $2,541,484  $2,067,127   $1,926,577   $1,836,655
Ratio of Expenses to Average Net Assets (B)......................       0.24%        0.24%       0.24%        0.25%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (B)......................................       0.44%        0.44%       0.44%        0.30%        0.24%
Ratio of Net Investment Income to Average Net Assets.............       3.20%        3.30%       3.70%        3.29%        4.48%
                                                                  ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    28.30  $    24.36  $    24.61  $    24.42  $    21.53
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.58        0.54        0.48        0.45        0.37
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.63        4.84        0.16        0.24        2.88
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.21        5.38        0.64        0.69        3.25
                                                             ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
-------------------
   Net Investment Income....................................      (0.54)      (0.53)      (0.48)      (0.43)      (0.36)
   Net Realized Gains.......................................      (0.95)      (0.91)      (0.41)      (0.07)         --
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.49)      (1.44)      (0.89)      (0.50)      (0.36)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    28.02  $    28.30  $    24.36  $    24.61  $    24.42
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       4.27%      22.59%       2.78%       2.88%      15.18%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $1,841,678  $1,815,437  $1,524,537  $1,487,169  $1,480,557
Ratio of Expenses to Average Net Assets (B).................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)............................       0.42%       0.42%       0.42%       0.28%       0.22%
Ratio of Net Investment Income to Average Net Assets........       1.98%       2.01%       2.04%       1.80%       1.60%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   U.S. Large Cap Value Portfolio III, DFA International Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, U.S. Large Cap Value Portfolio III, DFA International Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 13%, 20% and 27% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On February 26, 2018, U.S. Large Cap Value Portfolio III (the "Acquiring Portfolio") acquired substantially all of the assets of LWAS/DFA U.S High Book to Market Portfolio (the "Target Portfolio") pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the "Reorganization"). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolios since they had identical investment objectives and fundamental investment restrictions, and each Portfolio invested substantially all of its assets in the U.S. Large Cap Value Series, a series of the DFA Investment Trust Company.

   The reorganization was accomplished by a tax-free exchange of 2,096,628 shares of the Acquiring Portfolio for 3,100,842 shares of LWAS/DFA U.S. High Book to Market Portfolio. LWAS/DFA U.S. High Book to Market Portfolio had net assets immediately before the Reorganization, of $58,076,685, including $39,022,601 of unrealized appreciation, which were combined with the Acquiring Portfolio's net assets. Immediately before the Reorganization, the Acquiring Portfolio's net assets were $3,932,306,830, and immediately after the Reorganization, the Acquiring Portfolio's net assets were $3,990,383,515. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 26, 2018.

   Assuming that the Reorganization had been completed on November 1, 2017, the Acquiring Portfolio's pro forma results of operations for the period ended October 31, 2018 would have been as follows (amounts in thousands):

  Net Investment Income........................................... $  83,341
  Net Realized Gain (Loss)........................................   204,237
  Change in Unrealized Appreciation (Depreciation)................  (137,750)
  Net Increase (Decrease) in Net Assets Resulting from Operations.   149,828

   Because the combined Portfolios have been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolio that have been included in Acquiring Portfolio's statement of operations since February 26, 2018.

   On February 26, 2018, DFA International Value Portfolio III (the "Acquiring Portfolio") acquired substantially all of the assets of LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II (the "Target Portfolios") pursuant to a plan of reorganization approved by the Boards of Directors of the Fund and DFA

Investment Dimensions Group Inc. (the "Reorganization"). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolios since they had identical investment objectives and fundamental investment restrictions, and each Portfolio invested substantially all of its assets in The DFA International Value Series, a series of The DFA Investment Trust Company.

   The reorganization was accomplished by a tax-free exchange of 3,991,043 shares of the Acquiring Portfolio for 6,619,712 shares of LWAS/DFA International High Book to Market Portfolio and 2,954,751 shares of DFA International Value Portfolio II. The LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II had net assets immediately before the Reorganization, of $58,035,479 and $13,079,678, including $13,258,662 and $(437,627) of unrealized appreciation (depreciation), respectively, which were combined with the Acquiring Portfolio's net assets. Immediately before the Reorganization, the Acquiring Portfolio's net assets were $2,653,744,258, and immediately after the Reorganization, the Acquiring Portfolio's net assets were $2,724,859,416. The Acquiring Portfolio is the accounting survivor and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 26, 2018.

   Assuming that the Reorganization had been completed on November 1, 2017, the Acquiring Portfolio's pro forma results of operations for the period ended October 31, 2018 would have been as follows (amounts in thousands):

  Net Investment Income........................................... $  83,614
  Net Realized Gain (Loss)........................................  (293,775)
  Change in Unrealized Appreciation (Depreciation)................  (210,160)
  Net Increase (Decrease) in Net Assets Resulting from Operations.  (420,321)

   Because the combined Portfolios have been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolios that have been included in Acquiring Portfolio's statement of operations since February 26, 2018.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2018 the U.S. Large Cap Value Portfolio III's, DFA International Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11%, 0.21%, and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the Money Market Series ) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2018, the Portfolio had a total management fee limit based on percentage of average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                                     NET WAIVED FEES/
                                                                     EXPENSES ASSUMED     PREVIOUSLY
                                                        RECOVERY        (RECOVERED       WAIVED FEES/
                                           TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                         MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------               ---------- ---------------- ----------------- -----------------
U.S. Large Cap Value Portfolio III......    0.11%          --             $3,912              --

                                                                          NET WAIVED FEES/
                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                              MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                    FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                    ---------- ---------------- ----------------- -----------------
DFA International Value Portfolio III........    0.21%          --             $5,199              --
Tax-Managed U.S. Marketwide Value Portfolio
  II.........................................    0.20%          --              3,777              --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

          U.S. Large Cap Value Portfolio III..................... $109
          DFA International Value Portfolio III..................   79
          Tax-Managed U.S. Marketwide Value Portfolio II.........   49

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                    -------------- ------------- ---------- --------
U.S. Large Cap Value Portfolio III.
2017...............................    $71,653       $107,951        --     $179,604
2018...............................     87,665        227,735        --      315,400

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                -------------- ------------- ---------- -------
DFA International Value Portfolio III
2017...........................................    $76,159             --        --     $76,159
2018...........................................     80,332             --        --      80,332
Tax-Managed U.S. Marketwide Value Portfolio II
2017...........................................     33,385        $56,923        --      90,308
2018...........................................     35,428         60,996        --      96,424

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
U.S. Large Cap Value Portfolio III.....................    $(7,322)       $(8,424)   $(15,746)
DFA International Value Portfolio III..................     (5,299)            --      (5,299)
Tax-Managed U.S. Marketwide Value Portfolio II.........     (3,131)            --      (3,131)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                        UNDISTRIBUTED                                               TOTAL NET
                                                        NET INVESTMENT                                            DISTRIBUTABLE
                                                          INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                          SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                        -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio III.....................     $   80       $233,058           --       $1,251,441    $1,484,579
DFA International Value Portfolio III..................      8,266         54,680        $(372)          58,385       120,959
Tax-Managed U.S. Marketwide Value
   Portfolio II........................................      1,694         63,587           --          849,887       915,168

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2018, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

        DFA International Value Portfolio III.................. $26,553

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                         FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                         TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        ---------- ------------ -------------- --------------
U.S. Large Cap Value Portfolio III..................... $2,541,236  $1,251,441        --         $1,251,441
DFA International Value Portfolio III..................  2,360,197      58,385        --             58,385
Tax-Managed U.S. Marketwide Value Portfolio II.........    991,670     849,887        --            849,887

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolios under the lines of credit as of October 31, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                               DISTRIBUTIONS FROM:
                                                   ------------------------------------------
                                                      NET        NET        NET
                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                     INCOME     GAINS      GAINS      TOTAL
                                                   ---------- ---------- ---------  ---------
U.S. Large Cap Value Portfolio III -
  Institutional Class.............................  $(71,340)   $(313)   $(107,951) $(179,604)

                                                                  DISTRIBUTIONS FROM:
                                                        ---------------------------------------
                                                           NET        NET        NET
                                                        INVESTMENT SHORT-TERM LONG-TERM
                                                          INCOME     GAINS      GAINS    TOTAL
                                                        ---------- ---------- --------- -------
DFA International Value Portfolio III - Institutional
  Class................................................  (76,159)      --           --  (76,159)
Tax-Managed U.S. Marketwide Value Portfolio II -
  Institutional Class..................................  (33,385)      --      (56,923) (90,308)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
     U.S. Large Cap Value Portfolio III.....................     $4,437
     DFA International Value Portfolio III..................      7,263
     Tax-Managed U.S. Marketwide Value Portfolio II.........      2,606

J. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                      APPROXIMATE
                                                                       PERCENTAGE
                                                         NUMBER OF   OF OUTSTANDING
                                                        SHAREHOLDERS     SHARES
                                                        ------------ --------------
U.S. Large Cap Value Portfolio III.....................      5             96%
DFA International Value Portfolio III..................      5             98%
Tax-Managed U.S. Marketwide Value Portfolio II.........      3             98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review if its prior decision with respect to the individual Creditors Actions

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (three of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

              The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
              -------------------------------      ---------------------------
10/31/2008                $10,000                             $10,000
11/30/2008                  9,019                               9,283
12/31/2008                  9,313                               9,412
 1/31/2009                  8,207                               8,330
 2/28/2009                  7,057                               7,217
 3/31/2009                  7,754                               7,834
 4/30/2009                  9,008                               8,673
 5/31/2009                  9,698                               9,210
 6/30/2009                  9,580                               9,142
 7/31/2009                 10,492                               9,890
 8/31/2009                 11,205                              10,407
 9/30/2009                 11,695                              10,809
10/31/2009                 11,190                              10,478
11/30/2009                 11,821                              11,069
12/31/2009                 12,147                              11,265
 1/31/2010                 11,865                              10,948
 2/28/2010                 12,377                              11,294
 3/31/2010                 13,342                              12,029
 4/30/2010                 13,765                              12,340
 5/31/2010                 12,585                              11,326
 6/30/2010                 11,635                              10,688
 7/31/2010                 12,548                              11,412
 8/31/2010                 11,791                              10,924
 9/30/2010                 12,941                              11,771
10/31/2010                 13,424                              12,124
11/30/2010                 13,320                              12,060
12/31/2010                 14,618                              13,012
 1/31/2011                 15,086                              13,306
 2/28/2011                 15,902                              13,797
 3/31/2011                 15,976                              13,852
 4/30/2011                 16,384                              14,220
 5/31/2011                 16,147                              14,070
 6/30/2011                 15,865                              13,782
 7/31/2011                 15,138                              13,325
 8/31/2011                 13,861                              12,493
 9/30/2011                 12,459                              11,549
10/31/2011                 14,188                              12,871
11/30/2011                 14,069                              12,804
12/31/2011                 14,180                              13,063
 1/31/2012                 14,885                              13,557
 2/29/2012                 15,746                              14,097
 3/31/2012                 16,036                              14,515
 4/30/2012                 15,709                              14,367
 5/31/2012                 14,596                              13,524
 6/30/2012                 15,383                              14,196
 7/31/2012                 15,531                              14,343
 8/31/2012                 16,147                              14,654
 9/30/2012                 16,740                              15,119
10/31/2012                 16,785                              15,045
11/30/2012                 16,822                              15,039
12/31/2012                 17,334                              15,350
 1/31/2013                 18,544                              16,347
 2/28/2013                 18,781                              16,582
 3/31/2013                 19,679                              17,239
 4/30/2013                 19,887                              17,499
 5/31/2013                 20,703                              17,949
 6/30/2013                 20,473                              17,790
 7/31/2013                 21,697                              18,751
 8/31/2013                 21,059                              18,040
 9/30/2013                 21,675                              18,492
10/31/2013                 22,773                              19,301
11/30/2013                 23,730                              19,840
12/31/2013                 24,361                              20,342
 1/31/2014                 23,397                              19,620
 2/28/2014                 24,191                              20,468
 3/31/2014                 24,762                              20,957
 4/30/2014                 24,925                              21,156
 5/31/2014                 25,474                              21,466
 6/30/2014                 26,164                              22,027
 7/31/2014                 25,979                              21,651
 8/31/2014                 26,803                              22,447
 9/30/2014                 26,142                              21,984
10/31/2014                 26,342                              22,478
11/30/2014                 26,654                              22,938
12/31/2014                 26,854                              23,079
 1/31/2015                 25,526                              22,156
 2/28/2015                 27,329                              23,228
 3/31/2015                 26,810                              22,912
 4/30/2015                 27,352                              23,126
 5/31/2015                 27,656                              23,404
 6/30/2015                 27,211                              22,937
 7/31/2015                 27,144                              23,038
 8/31/2015                 25,497                              21,666
 9/30/2015                 24,680                              21,012
10/31/2015                 26,691                              22,597
11/30/2015                 26,795                              22,683
12/31/2015                 25,957                              22,196
 1/31/2016                 24,191                              21,049
 2/29/2016                 24,235                              21,043
 3/31/2016                 26,001                              22,559
 4/30/2016                 26,706                              23,033
 5/31/2016                 27,070                              23,391
 6/30/2016                 27,040                              23,593
 7/31/2016                 27,975                              24,278
 8/31/2016                 28,309                              24,465
 9/30/2016                 28,442                              24,414
10/31/2016                 27,960                              24,037
11/30/2016                 30,157                              25,409
12/31/2016                 30,913                              26,044
 1/31/2017                 31,359                              26,230
 2/28/2017                 32,316                              27,172
 3/31/2017                 32,012                              26,896
 4/30/2017                 32,234                              26,845
 5/31/2017                 32,197                              26,819
 6/30/2017                 32,739                              27,257
 7/31/2017                 33,295                              27,620
 8/31/2017                 32,984                              27,298
 9/30/2017                 34,260                              28,106
10/31/2017                 34,757                              28,310
11/30/2017                 35,996                              29,177
12/31/2017                 36,835                              29,603
 1/31/2018                 38,727                              30,748
 2/28/2018                 36,813                              29,279
 3/31/2018                 35,982                              28,764
 4/30/2018                 36,034                              28,859
 5/31/2018                 36,382                              29,031
 6/30/2018                 36,123                              29,103
 7/31/2018                 37,622                              30,254
 8/31/2018                 38,171                              30,702
 9/30/2018                 38,208                              30,763
10/31/2018                 35,781                              29,170

                                             ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                ---------------------------  ----  ----- -----
                                             2.95% 9.46% 13.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

               The DFA International          MSCI World ex USA
                   Value Series              Index (net dividends)
               ---------------------         ---------------------
10/31/2008            $10,000                      $10,000
11/30/2008              9,387                        9,458
12/31/2008             10,096                        9,956
 1/31/2009              8,703                        9,027
 2/28/2009              7,634                        8,113
 3/31/2009              8,466                        8,648
 4/30/2009             10,026                        9,763
 5/31/2009             11,516                       10,998
 6/30/2009             11,341                       10,884
 7/31/2009             12,691                       11,906
 8/31/2009             13,418                       12,477
 9/30/2009             14,102                       12,992
10/31/2009             13,541                       12,783
11/30/2009             13,944                       13,099
12/31/2009             14,102                       13,308
 1/31/2010             13,287                       12,684
 2/28/2010             13,339                       12,672
 3/31/2010             14,391                       13,487
 4/30/2010             14,145                       13,286
 5/31/2010             12,489                       11,820
 6/30/2010             12,270                       11,649
 7/31/2010             13,804                       12,726
 8/31/2010             13,129                       12,345
 9/30/2010             14,540                       13,530
10/31/2010             15,048                       14,012
11/30/2010             14,294                       13,418
12/31/2010             15,627                       14,499
 1/31/2011             16,293                       14,811
 2/28/2011             16,836                       15,360
 3/31/2011             16,372                       15,052
 4/30/2011             17,248                       15,872
 5/31/2011             16,626                       15,402
 6/30/2011             16,398                       15,182
 7/31/2011             15,872                       14,932
 8/31/2011             14,172                       13,670
 9/30/2011             12,621                       12,297
10/31/2011             13,839                       13,493
11/30/2011             13,383                       12,869
12/31/2011             13,024                       12,729
 1/31/2012             13,900                       13,416
 2/29/2012             14,628                       14,154
 3/31/2012             14,505                       14,049
 4/30/2012             13,988                       13,810
 5/31/2012             12,261                       12,236
 6/30/2012             13,129                       13,038
 7/31/2012             13,076                       13,200
 8/31/2012             13,620                       13,577
 9/30/2012             14,102                       13,989
10/31/2012             14,277                       14,087
11/30/2012             14,505                       14,383
12/31/2012             15,215                       14,818
 1/31/2013             15,933                       15,547
 2/28/2013             15,451                       15,392
 3/31/2013             15,504                       15,514
 4/30/2013             16,266                       16,220
 5/31/2013             16,074                       15,857
 6/30/2013             15,504                       15,263
 7/31/2013             16,564                       16,075
 8/31/2013             16,450                       15,868
 9/30/2013             17,686                       16,989
10/31/2013             18,300                       17,559
11/30/2013             18,370                       17,667
12/31/2013             18,773                       17,933
 1/31/2014             18,089                       17,209
 2/28/2014             19,124                       18,148
 3/31/2014             18,983                       18,067
 4/30/2014             19,308                       18,352
 5/31/2014             19,527                       18,636
 6/30/2014             19,763                       18,901
 7/31/2014             19,325                       18,564
 8/31/2014             19,334                       18,579
 9/30/2014             18,484                       17,816
10/31/2014             18,168                       17,532
11/30/2014             18,177                       17,748
12/31/2014             17,502                       17,158
 1/31/2015             17,388                       17,097
 2/28/2015             18,633                       18,118
 3/31/2015             18,238                       17,816
 4/30/2015             19,238                       18,587
 5/31/2015             19,246                       18,426
 6/30/2015             18,694                       17,902
 7/31/2015             18,510                       18,186
 8/31/2015             17,134                       16,861
 9/30/2015             15,968                       16,010
10/31/2015             17,195                       17,214
11/30/2015             16,968                       16,940
12/31/2015             16,424                       16,637
 1/31/2016             15,145                       15,491
 2/29/2016             14,663                       15,275
 3/31/2016             15,776                       16,312
 4/30/2016             16,538                       16,837
 5/31/2016             16,231                       16,646
 6/30/2016             15,644                       16,140
 7/31/2016             16,337                       16,934
 8/31/2016             16,775                       16,950
 9/30/2016             16,959                       17,156
10/31/2016             17,178                       16,823
11/30/2016             17,257                       16,553
12/31/2016             17,835                       17,094
 1/31/2017             18,598                       17,603
 2/28/2017             18,475                       17,806
 3/31/2017             18,887                       18,258
 4/30/2017             19,159                       18,646
 5/31/2017             19,492                       19,267
 6/30/2017             19,702                       19,286
 7/31/2017             20,631                       19,860
 8/31/2017             20,613                       19,855
 9/30/2017             21,350                       20,370
10/31/2017             21,735                       20,648
11/30/2017             21,954                       20,857
12/31/2017             22,524                       21,232
 1/31/2018             23,848                       22,221
 2/28/2018             22,507                       21,165
 3/31/2018             22,244                       20,799
 4/30/2018             22,840                       21,276
 5/31/2018             22,016                       20,873
 6/30/2018             21,516                       20,644
 7/31/2018             22,200                       21,151
 8/31/2018             21,429                       20,751
 9/30/2018             21,805                       20,914
10/31/2018             19,974                       19,252

                                              ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN   YEAR  YEARS YEARS
                ---------------------------  -----  ----- -----
                                             -8.10% 1.77% 7.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

               The Tax-Managed U.S.
              Marketwide Value Series        Russell 3000/R/ Value Index
              -----------------------        ---------------------------
10/31/2008            $10,000                           $10,000
11/30/2008              9,011                             9,247
12/31/2008              9,313                             9,410
 1/31/2009              8,103                             8,306
 2/28/2009              7,016                             7,193
 3/31/2009              7,751                             7,810
 4/30/2009              9,092                             8,679
 5/31/2009              9,779                             9,187
 6/30/2009              9,640                             9,123
 7/31/2009             10,630                             9,893
 8/31/2009             11,333                            10,407
 9/30/2009             11,840                            10,818
10/31/2009             11,276                            10,456
11/30/2009             11,799                            11,025
12/31/2009             12,232                            11,269
 1/31/2010             11,889                            10,951
 2/28/2010             12,437                            11,310
 3/31/2010             13,418                            12,063
 4/30/2010             13,941                            12,420
 5/31/2010             12,747                            11,397
 6/30/2010             11,774                            10,725
 7/31/2010             12,715                            11,455
 8/31/2010             11,881                            10,935
 9/30/2010             13,066                            11,808
10/31/2010             13,573                            12,171
11/30/2010             13,606                            12,136
12/31/2010             14,890                            13,098
 1/31/2011             15,258                            13,370
 2/28/2011             16,116                            13,879
 3/31/2011             16,222                            13,945
 4/30/2011             16,607                            14,304
 5/31/2011             16,345                            14,144
 6/30/2011             16,059                            13,850
 7/31/2011             15,380                            13,390
 8/31/2011             14,096                            12,526
 9/30/2011             12,666                            11,546
10/31/2011             14,432                            12,894
11/30/2011             14,317                            12,831
12/31/2011             14,464                            13,085
 1/31/2012             15,217                            13,609
 2/29/2012             16,018                            14,124
 3/31/2012             16,361                            14,544
 4/30/2012             16,059                            14,391
 5/31/2012             14,930                            13,545
 6/30/2012             15,715                            14,215
 7/31/2012             15,854                            14,340
 8/31/2012             16,451                            14,661
 9/30/2012             17,040                            15,131
10/31/2012             17,097                            15,048
11/30/2012             17,204                            15,046
12/31/2012             17,702                            15,381
 1/31/2013             18,872                            16,374
 2/28/2013             19,166                            16,605
 3/31/2013             20,114                            17,266
 4/30/2013             20,253                            17,505
 5/31/2013             20,916                            17,960
 6/30/2013             20,793                            17,808
 7/31/2013             22,061                            18,784
 8/31/2013             21,406                            18,062
 9/30/2013             22,191                            18,561
10/31/2013             23,238                            19,357
11/30/2013             24,203                            19,914
12/31/2013             24,873                            20,408
 1/31/2014             23,892                            19,678
 2/28/2014             24,767                            20,533
 3/31/2014             25,135                            21,004
 4/30/2014             25,192                            21,145
 5/31/2014             25,789                            21,441
 6/30/2014             26,451                            22,031
 7/31/2014             26,043                            21,578
 8/31/2014             26,999                            22,383
 9/30/2014             26,312                            21,839
10/31/2014             26,762                            22,407
11/30/2014             27,114                            22,822
12/31/2014             27,383                            22,999
 1/31/2015             26,010                            22,077
 2/28/2015             27,899                            23,142
 3/31/2015             27,629                            22,881
 4/30/2015             27,915                            23,039
 5/31/2015             28,340                            23,309
 6/30/2015             28,046                            22,882
 7/31/2015             28,128                            22,922
 8/31/2015             26,353                            21,576
 9/30/2015             25,527                            20,917
10/31/2015             27,547                            22,462
11/30/2015             27,596                            22,592
12/31/2015             26,672                            22,049
 1/31/2016             24,971                            20,883
 2/29/2016             24,914                            20,889
 3/31/2016             26,664                            22,412
 4/30/2016             27,334                            22,883
 5/31/2016             27,653                            23,243
 6/30/2016             27,621                            23,435
 7/31/2016             28,373                            24,158
 8/31/2016             28,667                            24,375
 9/30/2016             28,798                            24,343
10/31/2016             28,316                            23,934
11/30/2016             30,474                            25,437
12/31/2016             31,300                            26,106
 1/31/2017             31,676                            26,262
 2/28/2017             32,543                            27,160
 3/31/2017             32,273                            26,887
 4/30/2017             32,584                            26,849
 5/31/2017             32,469                            26,758
 6/30/2017             33,017                            27,233
 7/31/2017             33,516                            27,581
 8/31/2017             33,205                            27,234
 9/30/2017             34,415                            28,123
10/31/2017             34,718                            28,314
11/30/2017             35,993                            29,177
12/31/2017             36,680                            29,550
 1/31/2018             38,545                            30,635
 2/28/2018             36,590                            29,167
 3/31/2018             35,822                            28,717
 4/30/2018             35,993                            28,842
 5/31/2018             36,361                            29,127
 6/30/2018             36,329                            29,208
 7/31/2018             37,833                            30,315
 8/31/2018             38,545                            30,784
 9/30/2018             38,618                            30,783
10/31/2018             36,198                            29,103

                                             ONE   FIVE   TEN
                AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                ---------------------------  ----  ----- -----
                                             4.26% 9.27% 13.73%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                                            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
 MSCI World ex USA Index................................         -6.76%
 MSCI World ex USA Mid Cap Index........................         -8.02%
 MSCI World ex USA Small Cap Index......................         -7.75%
 MSCI World ex USA Value Index..........................         -7.54%
 MSCI World ex USA Growth Index.........................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                     LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  ------------ ----------------------
                  Japan.............................     -4.22%            -3.56%
                  United Kingdom....................     -0.91%            -4.65%
                  France............................     -4.30%            -6.92%
                  Canada............................     -4.08%            -5.84%
                  Germany...........................    -12.26%           -14.66%
                  Switzerland.......................      0.19%            -0.72%
                  Australia.........................      2.96%            -4.83%
                  Hong Kong.........................     -8.47%            -8.88%
                  Netherlands.......................     -7.68%            -9.99%
                  Spain.............................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
 MSCI Emerging Markets Index............................         -12.52%
 MSCI Emerging Markets Mid Cap Index....................         -11.85%
 MSCI Emerging Markets Small Cap Index..................         -17.21%
 MSCI Emerging Markets Value Index......................          -8.27%
 MSCI Emerging Markets Growth Index.....................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                        LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP              ------------ ----------------------
China..................................................    -16.33%           -16.73%
Korea..................................................    -18.52%           -19.90%

Taiwan...........................................................  -6.62%  -8.98%
India............................................................  -0.01% -12.42%
Brazil...........................................................  18.95%   4.76%
South Africa..................................................... -13.80% -17.45%
Russia...........................................................  22.79%  10.69%
Mexico...........................................................  -9.54% -14.55%
Thailand.........................................................   4.01%   4.23%
Malaysia.........................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

U.S. EQUITY MARKET REVIEW                                                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 3000(R) Index.........................................................  6.60%
Russell Microcap(R) Index (micro-cap stocks)..................................  1.42%
Russell 2000(R) Index (small-cap stocks)......................................  1.85%
Russell Midcap(R) Index (mid-cap stocks)......................................  2.79%
Russell 1000(R) Index (large-cap stocks)......................................  6.98%
Dow Jones U.S. Select REIT Index /SM/.........................................  3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
                -------------------------------------------------

Russell 2000(R) Value Index (small-cap value stocks).......................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)........................  4.13%
Russell 1000(R) Value Index (large-cap value stocks)..........................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)........................ 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Series held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.10% for the Series and -6.76% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series' focus on value stocks detracted from performance relative to the benchmark. Conversely, the Series' emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 2.95% for the Series and 3.03% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks also detracted from relative performance. Conversely, the Series' emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 4.26% for the Series and 2.78% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                         --------- --------- ---------- ---------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return...................... $1,000.00 $  993.00    0.11%     $0.55
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return...................... $1,000.00 $  874.50    0.20%     $0.94
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.20%     $1.02

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,005.70    0.21%     $1.06
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.15    0.21%     $1.07

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       THE U.S. LARGE CAP VALUE SERIES
Communication Services..................................................   8.9%
Consumer Discretionary..................................................   6.8%
Consumer Staples........................................................   5.2%
Energy..................................................................  14.6%
Financials..............................................................  22.6%
Health Care.............................................................  17.0%
Industrials.............................................................   8.9%
Information Technology..................................................  11.3%
Materials...............................................................   4.2%
Real Estate.............................................................   0.2%
Utilities...............................................................   0.3%
                                                                         -----
                                                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
Communication Services..................................................   4.0%
Consumer Discretionary..................................................  14.6%
Consumer Staples........................................................   3.5%
Energy..................................................................  15.3%
Financials..............................................................  29.4%
Health Care.............................................................   4.1%
Industrials.............................................................   8.8%
Information Technology..................................................   2.5%
Materials...............................................................  13.4%
Real Estate.............................................................   2.7%
Utilities...............................................................   1.7%
                                                                         -----
                                                                         100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Communication Services..................................................  12.1%
Consumer Discretionary..................................................   5.4%
Consumer Staples........................................................   5.9%
Energy..................................................................  13.2%
Financials..............................................................  22.1%
Health Care.............................................................  15.9%
Industrials.............................................................  11.7%
Information Technology..................................................  11.6%
Materials...............................................................   1.9%
Real Estate.............................................................   0.1%
Utilities...............................................................   0.1%
                                                                         -----
                                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
    AT&T, Inc........................................................ 34,933,504 $1,071,759,903       3.7%
*   Charter Communications, Inc., Class A............................    962,932    308,494,525       1.1%
    Comcast Corp., Class A........................................... 21,585,011    823,252,320       2.8%
    Other Securities.................................................               386,914,006       1.2%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             2,590,420,754       8.8%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.6%)
    Ford Motor Co.................................................... 16,051,999    153,296,590       0.5%
    General Motors Co................................................  6,055,833    221,582,929       0.8%
    Other Securities.................................................             1,604,291,957       5.5%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             1,979,171,476       6.8%
                                                                                 --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A............................  3,672,444    154,169,199       0.5%
    Walgreens Boots Alliance, Inc....................................  3,095,947    246,963,692       0.9%
    Walmart, Inc.....................................................  5,346,820    536,179,110       1.8%
    Other Securities.................................................               573,560,285       2.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,510,872,286       5.2%
                                                                                 --------------      ----
ENERGY -- (14.2%)
    Chevron Corp.....................................................  5,892,482    657,895,615       2.2%
    ConocoPhillips...................................................  4,754,869    332,365,343       1.1%
    Exxon Mobil Corp................................................. 14,096,229  1,123,187,527       3.8%
    Marathon Petroleum Corp..........................................  4,431,554    312,202,979       1.1%
    Occidental Petroleum Corp........................................  3,043,574    204,132,508       0.7%
    Valero Energy Corp...............................................  2,730,237    248,697,288       0.8%
    Other Securities.................................................             1,345,876,714       4.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             4,224,357,974      14.4%
                                                                                 --------------      ----
FINANCIALS -- (22.0%)
    Bank of America Corp............................................. 22,911,090    630,054,975       2.2%
    Bank of New York Mellon Corp. (The)..............................  4,090,441    193,600,573       0.7%
*   Berkshire Hathaway, Inc., Class B................................  2,931,466    601,771,341       2.1%
    Capital One Financial Corp.......................................  2,121,634    189,461,916       0.6%
    Citigroup, Inc...................................................  7,448,262    487,563,231       1.7%
    Goldman Sachs Group, Inc. (The)..................................  1,502,760    338,677,021       1.2%
    JPMorgan Chase & Co..............................................  5,691,942    620,535,517       2.1%
    Morgan Stanley...................................................  5,437,628    248,282,094       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    168,774,827       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    145,817,868       0.5%
    Wells Fargo & Co................................................. 17,488,141    930,893,745       3.2%
    Other Securities.................................................             1,985,908,260       6.7%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             6,541,341,368      22.4%
                                                                                 --------------      ----
HEALTH CARE -- (16.5%)
    Abbott Laboratories..............................................  4,212,247    290,392,308       1.0%
    Aetna, Inc.......................................................  1,816,031    360,300,550       1.2%
    Anthem, Inc......................................................  1,376,563    379,339,466       1.3%
*   Centene Corp.....................................................  1,211,523    157,885,677       0.5%
    Cigna Corp.......................................................    814,507    174,149,742       0.6%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                                                 OF NET
                                                                     SHARES        VALUE+       ASSETS++
                                                                   ----------- --------------- ----------
HEALTH CARE -- (Continued)
      CVS Health Corp.............................................   4,705,478 $   340,629,552     1.2%
      Danaher Corp................................................   1,886,239     187,492,157     0.6%
*     Express Scripts Holding Co..................................   2,740,464     265,742,794     0.9%
      Humana, Inc.................................................     545,028     174,632,422     0.6%
      Medtronic P.L.C.............................................   4,359,974     391,612,865     1.3%
      Pfizer, Inc.................................................  25,544,930   1,099,964,686     3.8%
      Thermo Fisher Scientific, Inc...............................   1,073,774     250,887,295     0.9%
      Other Securities............................................                 844,289,133     2.9%
                                                                               ---------------   -----
TOTAL HEALTH CARE.................................................               4,917,318,647    16.8%
                                                                               ---------------   -----
INDUSTRIALS -- (8.7%)
      Delta Air Lines, Inc........................................   2,950,569     161,484,641     0.6%
      FedEx Corp..................................................     947,923     208,865,354     0.7%
      Norfolk Southern Corp.......................................   1,385,379     232,508,158     0.8%
      Republic Services, Inc......................................   1,929,874     140,263,242     0.5%
*     United Continental Holdings, Inc............................   1,696,416     145,060,532     0.5%
      Other Securities............................................               1,703,425,795     5.7%
                                                                               ---------------   -----
TOTAL INDUSTRIALS.................................................               2,591,607,722     8.8%
                                                                               ---------------   -----
INFORMATION TECHNOLOGY -- (11.0%)
      CA, Inc.....................................................   3,016,908     133,830,039     0.5%
      Cisco Systems, Inc..........................................   5,345,814     244,570,990     0.8%
      Fidelity National Information Services, Inc.................   1,297,798     135,100,772     0.5%
      HP, Inc.....................................................   9,619,949     232,225,569     0.8%
      Intel Corp..................................................  22,880,867   1,072,655,045     3.7%
*     Micron Technology, Inc......................................   5,266,057     198,635,670     0.7%
      Other Securities............................................               1,247,474,861     4.2%
                                                                               ---------------   -----
TOTAL INFORMATION TECHNOLOGY......................................               3,264,492,946    11.2%
                                                                               ---------------   -----
MATERIALS -- (4.1%)
      DowDuPont, Inc..............................................   3,009,073     162,249,216     0.6%
      Nucor Corp..................................................   2,499,919     147,795,211     0.5%
      Other Securities............................................                 909,072,691     3.1%
                                                                               ---------------   -----
TOTAL MATERIALS...................................................               1,219,117,118     4.2%
                                                                               ---------------   -----
REAL ESTATE -- (0.2%)
      Other Securities............................................                  51,111,313     0.2%
                                                                               ---------------   -----
UTILITIES -- (0.3%)
      Other Securities............................................                  80,311,092     0.3%
                                                                               ---------------   -----
TOTAL COMMON STOCKS...............................................              28,970,122,696    99.1%
                                                                               ---------------   -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
      Fund, 2.090%................................................ 254,325,822     254,325,822     0.9%
                                                                               ---------------   -----
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund..............................  44,660,829     516,725,797     1.7%
                                                                               ---------------   -----
TOTAL INVESTMENTS--(100.0%) (Cost $22,308,146,322)                             $29,741,174,315   101.7%
                                                                               ===============   =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                               UNREALIZED
                                              NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                   CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                   --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index.......................   1,505    12/21/18  $217,728,490 $204,010,275  $(13,718,215)
                                                                   ------------ ------------  ------------
TOTAL FUTURES CONTRACTS......................                      $217,728,490 $204,010,275  $(13,718,215)
                                                                   ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------------------
                                                  LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                              ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services.................... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary....................   1,979,171,476            --   --      1,979,171,476
   Consumer Staples..........................   1,510,872,286            --   --      1,510,872,286
   Energy....................................   4,224,357,974            --   --      4,224,357,974
   Financials................................   6,541,341,368            --   --      6,541,341,368
   Health Care...............................   4,917,318,647            --   --      4,917,318,647
   Industrials...............................   2,591,607,722            --   --      2,591,607,722
   Information Technology....................   3,264,492,946            --   --      3,264,492,946
   Materials.................................   1,219,117,118            --   --      1,219,117,118
   Real Estate...............................      51,111,313            --   --         51,111,313
   Utilities.................................      80,311,092            --   --         80,311,092
Temporary Cash Investments...................     254,325,822            --   --        254,325,822
Securities Lending Collateral................              --  $516,725,797   --        516,725,797
Futures Contracts**..........................     (13,718,215)           --   --        (13,718,215)
                                              ---------------  ------------   --    ---------------
TOTAL........................................ $29,210,730,303  $516,725,797   --    $29,727,456,100
                                              ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                    PERCENTAGE
                                                          SHARES      VALUE>>     OF NET ASSETS++
                                                        ---------- -------------- ---------------
COMMON STOCKS -- (94.9%)...............................
AUSTRALIA -- (5.5%)....................................
#    Australia & New Zealand Banking Group, Ltd........ 10,195,581 $  187,666,580       1.5%
     Woodside Petroleum, Ltd...........................  2,587,772     63,711,646       0.5%
     Other Securities..................................               430,286,109       3.6%
                                                                   --------------      ----
TOTAL AUSTRALIA........................................               681,664,335       5.6%
                                                                   --------------      ----
AUSTRIA -- (0.0%)......................................
     Other Securities..................................                 6,092,849       0.1%
                                                                   --------------      ----
BELGIUM -- (1.0%)......................................
     Other Securities..................................               131,301,630       1.1%
                                                                   --------------      ----
CANADA -- (7.9%).......................................
#    Bank of Montreal..................................  1,488,882    111,279,041       0.9%
     Suncor Energy, Inc................................  3,317,433    111,282,512       0.9%
     Other Securities..................................               766,839,355       6.3%
                                                                   --------------      ----
TOTAL CANADA...........................................               989,400,908       8.1%
                                                                   --------------      ----
DENMARK -- (1.5%)......................................
     Other Securities..................................               186,467,098       1.5%
                                                                   --------------      ----
FINLAND -- (1.0%)......................................
     Other Securities..................................               124,986,171       1.0%
                                                                   --------------      ----
FRANCE -- (9.9%).......................................
     AXA SA............................................  2,859,375     71,560,646       0.6%
     BNP Paribas SA....................................  2,405,711    125,371,327       1.0%
     Cie de Saint-Gobain...............................  1,493,206     56,251,213       0.5%
     Orange SA.........................................  5,978,647     93,316,814       0.8%
     Peugeot SA........................................  3,133,702     74,490,548       0.6%
     Renault SA........................................  1,007,824     75,258,162       0.6%
#    Total SA..........................................  6,786,891    398,223,709       3.3%
     Other Securities..................................               335,898,281       2.7%
                                                                   --------------      ----
TOTAL FRANCE...........................................             1,230,370,700      10.1%
                                                                   --------------      ----
GERMANY -- (6.7%)......................................
     Bayerische Motoren Werke AG.......................  1,225,665    105,542,991       0.9%
     Daimler AG........................................  3,530,733    209,148,616       1.7%
     RWE AG............................................  3,190,800     62,074,493       0.5%
     Other Securities..................................               454,186,408       3.7%
                                                                   --------------      ----
TOTAL GERMANY..........................................               830,952,508       6.8%
                                                                   --------------      ----
HONG KONG -- (2.8%)....................................
     CK Hutchison Holdings, Ltd........................  7,657,984     77,132,126       0.6%
     Sun Hung Kai Properties, Ltd......................  4,291,920     55,778,561       0.5%
     Other Securities..................................               211,095,023       1.7%
                                                                   --------------      ----
TOTAL HONG KONG........................................               344,005,710       2.8%
                                                                   --------------      ----
IRELAND -- (0.3%)......................................
     Other Securities..................................                35,713,059       0.3%
                                                                   --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES      VALUE>>     OF NET ASSETS++
                                                        ---------- -------------- ---------------
ISRAEL -- (0.4%)
     Other Securities..................................            $   51,577,567       0.4%
                                                                   --------------      ----
ITALY -- (1.6%)
     Other Securities..................................               204,538,462       1.7%
                                                                   --------------      ----
JAPAN -- (22.5%)
     Hitachi, Ltd......................................  2,689,700     82,224,653       0.7%
     Honda Motor Co., Ltd..............................  4,590,300    131,032,550       1.1%
     JXTG Holdings, Inc................................  9,040,403     61,085,845       0.5%
     Mitsubishi Corp...................................  2,342,100     65,919,083       0.5%
     Mitsubishi UFJ Financial Group, Inc............... 12,360,306     74,810,611       0.6%
     Mizuho Financial Group, Inc....................... 32,297,600     55,466,701       0.5%
     Nissan Motor Co., Ltd.............................  6,443,700     58,623,219       0.5%
     ORIX Corp.........................................  3,324,900     54,165,926       0.5%
     Sumitomo Mitsui Financial Group, Inc..............  2,857,600    111,260,915       0.9%
     Toyota Motor Corp.................................  4,650,190    272,412,454       2.2%
     Other Securities..................................             1,834,373,717      15.1%
                                                                   --------------      ----
TOTAL JAPAN............................................             2,801,375,674      23.1%
                                                                   --------------      ----
NETHERLANDS -- (3.5%)
     ING Groep NV......................................  5,655,087     66,905,287       0.6%
     Koninklijke Ahold Delhaize NV.....................  5,195,538    118,928,527       1.0%
#    Koninklijke DSM NV................................    679,114     59,292,631       0.5%
     Other Securities..................................               194,237,887       1.5%
                                                                   --------------      ----
TOTAL NETHERLANDS......................................               439,364,332       3.6%
                                                                   --------------      ----
NEW ZEALAND -- (0.2%)
     Other Securities..................................                20,194,780       0.2%
                                                                   --------------      ----
NORWAY -- (0.9%)
     Other Securities..................................               109,636,229       0.9%
                                                                   --------------      ----
PORTUGAL -- (0.0%)
     Other Security....................................                 4,861,587       0.0%
                                                                   --------------      ----
SINGAPORE -- (0.9%)
     Other Securities..................................               118,142,676       1.0%
                                                                   --------------      ----
SOUTH AFRICA -- (0.0%)
     Other Securities..................................                 5,340,658       0.0%
                                                                   --------------      ----
SPAIN -- (2.3%)
     Banco Santander SA................................ 37,339,499    177,659,607       1.5%
     Repsol SA.........................................  4,613,186     82,432,298       0.7%
     Other Securities..................................                27,627,886       0.2%
                                                                   --------------      ----
TOTAL SPAIN............................................               287,719,791       2.4%
                                                                   --------------      ----
SWEDEN -- (2.5%)
     Nordea Bank Abp...................................  6,227,863     54,125,579       0.5%
     Other Securities..................................               255,057,062       2.1%
                                                                   --------------      ----
TOTAL SWEDEN...........................................               309,182,641       2.6%
                                                                   --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                SHARES        VALUE>>     OF NET ASSETS++
                                                              ----------- --------------- ---------------
SWITZERLAND -- (7.7%)
      Novartis AG............................................   2,725,487 $   238,677,155        2.0%
      UBS Group AG...........................................   6,119,363      85,531,038        0.7%
      Zurich Insurance Group AG..............................     441,250     136,999,799        1.1%
      Other Securities.......................................                 496,279,693        4.1%
                                                                          ---------------      -----
TOTAL SWITZERLAND                                                             957,487,685        7.9%
                                                                          ---------------      -----
UNITED KINGDOM -- (15.5%)
#     Anglo American P.L.C...................................   5,896,146     125,843,667        1.0%
      Aviva P.L.C............................................  11,905,803      65,063,848        0.5%
      BP P.L.C., Sponsored ADR...............................   7,847,784     340,358,392        2.8%
      Glencore P.L.C.........................................  21,880,787      89,047,352        0.7%
      HSBC Holdings P.L.C....................................  15,404,835     126,775,678        1.1%
#     HSBC Holdings P.L.C., Sponsored ADR....................   2,714,621     111,543,777        0.9%
      Lloyds Banking Group P.L.C............................. 178,022,807     129,910,115        1.1%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......   2,913,977     184,134,183        1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......   3,006,785     197,575,842        1.6%
      Vodafone Group P.L.C...................................  58,351,986     109,733,134        0.9%
      Vodafone Group P.L.C., Sponsored ADR...................   4,011,201      75,932,040        0.6%
      Other Securities.......................................                 373,138,261        3.2%
                                                                          ---------------      -----
TOTAL UNITED KINGDOM.........................................               1,929,056,289       15.9%
                                                                          ---------------      -----
UNITED STATES -- (0.3%)
      Other Security.........................................                  39,695,031        0.3%
                                                                          ---------------      -----
TOTAL COMMON STOCKS..........................................              11,839,128,370       97.4%
                                                                          ---------------      -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG..........................................     689,777     115,884,550        0.9%
      Other Securities.......................................                  27,206,644        0.3%
                                                                          ---------------      -----
TOTAL GERMANY................................................                 143,091,194        1.2%
                                                                          ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security.........................................                   1,450,636        0.0%
                                                                          ---------------      -----
TOTAL INVESTMENT SECURITIES..................................              11,983,670,200
                                                                          ---------------

                                                                              VALUE+
                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@(S)  DFA Short Term Investment Fund.........................  42,184,239     488,071,641        4.0%
                                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%) (Cost $12,252,986,071)...........             $12,471,741,841      102.6%
                                                                          ===============      =====

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------               --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...    44      12/21/18  $4,270,354 $3,987,500   $(282,854)

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              NUMBER                                            UNREALIZED
                                                                OF     EXPIRATION                              APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------                                                  --------- ---------- -------------- ------------ --------------
S&P 500(R) Emini Index......................................    714     12/21/18   $103,294,447  $ 96,786,270  $(6,508,177)
                                                                                   ------------  ------------  -----------
TOTAL FUTURES CONTRACTS.....................................                       $107,564,801  $100,773,770  $(6,791,031)
                                                                                   ============  ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             --------------  --------------- ------- ---------------
Common Stocks
   Australia................................................ $    3,012,806  $   678,651,529   --    $   681,664,335
   Austria..................................................             --        6,092,849   --          6,092,849
   Belgium..................................................             --      131,301,630   --        131,301,630
   Canada...................................................    989,400,908               --   --        989,400,908
   Denmark..................................................             --      186,467,098   --        186,467,098
   Finland..................................................             --      124,986,171   --        124,986,171
   France...................................................             --    1,230,370,700   --      1,230,370,700
   Germany..................................................     60,592,679      770,359,829   --        830,952,508
   Hong Kong................................................             --      344,005,710   --        344,005,710
   Ireland..................................................      5,917,554       29,795,505   --         35,713,059
   Israel...................................................             --       51,577,567   --         51,577,567
   Italy....................................................     28,028,937      176,509,525   --        204,538,462
   Japan....................................................     59,798,491    2,741,577,183   --      2,801,375,674
   Netherlands..............................................     33,222,497      406,141,835   --        439,364,332
   New Zealand..............................................             --       20,194,780   --         20,194,780
   Norway...................................................        237,360      109,398,869   --        109,636,229
   Portugal.................................................             --        4,861,587   --          4,861,587
   Singapore................................................             --      118,142,676   --        118,142,676
   South Africa.............................................             --        5,340,658   --          5,340,658
   Spain....................................................        336,655      287,383,136   --        287,719,791
   Sweden...................................................             --      309,182,641   --        309,182,641
   Switzerland..............................................     71,828,555      885,659,130   --        957,487,685
   United Kingdom...........................................  1,009,984,667      919,071,622   --      1,929,056,289
   United States............................................     39,695,031               --   --         39,695,031
Preferred Stocks
   Germany..................................................             --      143,091,194   --        143,091,194
Rights/Warrants
   Spain....................................................             --        1,450,636   --          1,450,636
Securities Lending Collateral...............................             --      488,071,641   --        488,071,641
Futures Contracts**.........................................     (6,791,031)              --   --         (6,791,031)
                                                             --------------  ---------------   --    ---------------
TOTAL....................................................... $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                                                             ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS++
                                                             --------- -------------- ---------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.9%)
        Activision Blizzard, Inc............................   849,537 $   58,660,530       0.9%
        AT&T, Inc........................................... 7,323,762    224,693,018       3.3%
*       Charter Communications, Inc., Class A...............   339,394    108,731,656       1.6%
        Comcast Corp., Class A.............................. 7,135,970    272,165,896       4.0%
        Twenty-First Century Fox, Inc., Class A.............   987,646     44,957,646       0.7%
        Other Securities....................................              119,049,785       1.6%
                                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................................              828,258,531      12.1%
                                                                       --------------      ----
CONSUMER DISCRETIONARY -- (5.3%)
        General Motors Co................................... 1,095,598     40,087,931       0.6%
        Royal Caribbean Cruises, Ltd........................   322,500     33,775,425       0.5%
        Other Securities....................................              295,686,180       4.3%
                                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................................              369,549,536       5.4%
                                                                       --------------      ----
CONSUMER STAPLES -- (5.8%)
        Archer-Daniels-Midland Co...........................   813,476     38,436,741       0.6%
        Mondelez International, Inc., Class A............... 2,081,099     87,364,536       1.3%
        Walgreens Boots Alliance, Inc.......................   659,669     52,621,796       0.8%
        Walmart, Inc........................................ 1,173,687    117,697,332       1.7%
        Other Securities....................................              110,410,194       1.5%
                                                                       --------------      ----
TOTAL CONSUMER STAPLES......................................              406,530,599       5.9%
                                                                       --------------      ----
ENERGY -- (12.9%)
        Chevron Corp........................................ 1,103,373    123,191,595       1.8%
        ConocoPhillips...................................... 1,489,306    104,102,489       1.5%
        Exxon Mobil Corp.................................... 2,833,988    225,812,164       3.3%
        Marathon Petroleum Corp............................. 1,205,778     84,947,060       1.3%
        Occidental Petroleum Corp...........................   484,588     32,501,317       0.5%
        Phillips 66.........................................   775,455     79,732,283       1.2%
        Schlumberger, Ltd...................................   577,687     29,641,120       0.4%
        Valero Energy Corp..................................   605,899     55,191,340       0.8%
        Other Securities....................................              165,172,765       2.4%
                                                                       --------------      ----
TOTAL ENERGY................................................              900,292,133      13.2%
                                                                       --------------      ----
FINANCIALS -- (21.7%)
        Bank of America Corp................................ 5,929,137    163,051,267       2.4%
        Bank of New York Mellon Corp. (The).................   702,823     33,264,613       0.5%
        Capital One Financial Corp..........................   372,872     33,297,470       0.5%
        Citigroup, Inc...................................... 1,870,326    122,431,540       1.8%
        Goldman Sachs Group, Inc. (The).....................   209,155     47,137,262       0.7%
        JPMorgan Chase & Co................................. 2,748,095    299,597,317       4.4%
        MetLife, Inc........................................   949,912     39,126,875       0.6%
        Morgan Stanley...................................... 1,102,617     50,345,492       0.7%
        Prudential Financial, Inc...........................   497,625     46,667,272       0.7%
        Wells Fargo & Co.................................... 2,802,209    149,161,585       2.2%
        Other Securities....................................              523,167,366       7.6%
                                                                       --------------      ----
TOTAL FINANCIALS............................................            1,507,248,059      22.1%
                                                                       --------------      ----
HEALTH CARE -- (15.6%)
        Abbott Laboratories.................................   915,297     63,100,575       0.9%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED




                                                                                          PERCENTAGE
                                                                SHARES       VALUE+     OF NET ASSETS++
                                                              ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Aetna, Inc.............................................    558,462 $  110,798,861        1.6%
      Anthem, Inc............................................    504,640    139,063,645        2.0%
      Cigna Corp.............................................    136,754     29,239,373        0.4%
      CVS Health Corp........................................  1,510,745    109,362,831        1.6%
      Danaher Corp...........................................    405,225     40,279,365        0.6%
*     Express Scripts Holding Co.............................    493,239     47,829,386        0.7%
      Humana, Inc............................................    198,071     63,463,929        0.9%
      Medtronic P.L.C........................................    814,175     73,129,198        1.1%
      Pfizer, Inc............................................  3,696,959    159,191,055        2.3%
      Thermo Fisher Scientific, Inc..........................    435,609    101,780,043        1.5%
      Other Securities.......................................               146,450,543        2.3%
                                                                         --------------      -----
TOTAL HEALTH CARE............................................             1,083,688,804       15.9%
                                                                         --------------      -----
INDUSTRIALS -- (11.4%)
      CSX Corp...............................................  1,055,544     72,684,760        1.1%
      FedEx Corp.............................................    127,314     28,052,367        0.4%
      Norfolk Southern Corp..................................    545,229     91,505,783        1.4%
      Republic Services, Inc.................................    429,755     31,234,593        0.5%
      Union Pacific Corp.....................................    563,195     82,350,373        1.2%
      United Technologies Corp...............................    382,009     47,449,338        0.7%
      Other Securities.......................................               442,973,689        6.3%
                                                                         --------------      -----
TOTAL INDUSTRIALS............................................               796,250,903       11.6%
                                                                         --------------      -----
INFORMATION TECHNOLOGY -- (11.4%)
      Cisco Systems, Inc.....................................  4,715,767    215,746,340        3.2%
      Intel Corp.............................................  4,978,195    233,377,782        3.4%
*     Micron Technology, Inc.................................    842,584     31,782,268        0.5%
#     QUALCOMM, Inc..........................................    688,597     43,305,865        0.6%
      Other Securities.......................................               266,116,169        3.9%
                                                                         --------------      -----
TOTAL INFORMATION TECHNOLOGY.................................               790,328,424       11.6%
                                                                         --------------      -----
MATERIALS -- (1.9%)
      Other Securities.......................................               129,132,337        1.9%
                                                                         --------------      -----
REAL ESTATE -- (0.1%)
      Other Securities.......................................                 5,661,531        0.1%
                                                                         --------------      -----
UTILITIES -- (0.1%)
      Other Securities.......................................                 4,575,180        0.1%
                                                                         --------------      -----
TOTAL COMMON STOCKS..........................................             6,821,516,037       99.9%
                                                                         --------------      -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security.........................................                     2,520        0.0%
                                                                         --------------      -----
TOTAL INVESTMENT SECURITIES..................................             6,821,518,557
                                                                         --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund......................... 11,474,074    132,755,035        1.9%
                                                                         --------------      -----
TOTAL INVESTMENTS--(100.0%) (Cost $3,962,789,550)............            $6,954,273,592      101.8%
                                                                         ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Communication Services......................... $  828,258,531           --   --    $  828,258,531
   Consumer Discretionary.........................    369,549,536           --   --       369,549,536
   Consumer Staples...............................    406,530,599           --   --       406,530,599
   Energy.........................................    900,292,133           --   --       900,292,133
   Financials.....................................  1,507,237,374 $     10,685   --     1,507,248,059
   Health Care....................................  1,083,688,804           --   --     1,083,688,804
   Industrials....................................    796,250,903           --   --       796,250,903
   Information Technology.........................    790,328,424           --   --       790,328,424
   Materials......................................    129,132,337           --   --       129,132,337
   Real Estate....................................      5,661,531           --   --         5,661,531
   Utilities......................................      4,575,180           --   --         4,575,180
Rights/Warrants
   Consumer Discretionary.........................             --        2,520   --             2,520
Securities Lending Collateral.....................             --  132,755,035   --       132,755,035
                                                   -------------- ------------   --    --------------
TOTAL............................................. $6,821,505,352 $132,768,240   --    $6,954,273,592
                                                   ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)



                                                             THE U.S. LARGE    THE DFA    THE TAX-MANAGED
                                                               CAP VALUE    INTERNATIONAL U.S. MARKETWIDE
                                                                SERIES*     VALUE SERIES*  VALUE SERIES*
                                                             -------------- ------------- ---------------
ASSETS:
Investments at Value (including $1,157,676, $493,832 and
  $258,593 of securities on loan, respectively).............  $28,970,122    $11,983,670    $6,821,519
Temporary Cash Investments at Value & Cost..................      254,326             --            --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $516,703, $488,030 and $132,748).      516,726        488,072       132,755
Segregated Cash for Futures Contracts.......................        9,030          4,482            --
Foreign Currencies at Value.................................           --         12,447            --
Cash........................................................           --        120,621            --
Receivables:................................................
   Investment Securities Sold...............................        2,669          9,828        21,973
   Dividends, Interest and Tax Reclaims.....................       36,806         55,078         7,485
   Securities Lending Income................................          114            641            36
   Futures Margin Variation.................................        1,941            953            --
Unrealized Gain on Foreign Currency Contracts...............           --             19            --
                                                              -----------    -----------    ----------
       Total Assets.........................................   29,791,734     12,675,811     6,983,768
                                                              -----------    -----------    ----------
LIABILITIES:
Payables:
   Due to Custodian.........................................           --             --             1
   Upon Return of Securities Loaned.........................      516,732        488,058       132,747
   Investment Securities Purchased..........................       27,826         31,386        10,675
   Due to Advisor...........................................        2,547          2,123         1,191
   Line of Credit...........................................           --             --         8,896
Unrealized Loss on Foreign Currency Contracts...............           --              5            --
Accrued Expenses and Other Liabilities......................        1,834            899           472
                                                              -----------    -----------    ----------
       Total Liabilities....................................      548,939        522,471       153,982
                                                              -----------    -----------    ----------
NET ASSETS..................................................  $29,242,795    $12,153,340    $6,829,786
                                                              ===========    ===========    ==========
Investments at Cost.........................................  $21,537,117    $11,764,956    $3,830,042
                                                              ===========    ===========    ==========
Foreign Currencies at Cost..................................  $        --    $    12,472    $       --
                                                              ===========    ===========    ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)




                                                                       THE U.S.       THE DFA    THE TAX-MANAGED
                                                                       LARGE CAP   INTERNATIONAL U.S. MARKETWIDE
                                                                     VALUE SERIES# VALUE SERIES#  VALUE SERIES#
                                                                     ------------- ------------- ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $42,705 and $8,
     respectively)..................................................  $   663,709   $   438,823     $153,238
   Income from Securities Lending...................................        2,537         9,055          808
                                                                      -----------   -----------     --------
       Total Investment Income......................................      666,246       447,878      154,046
                                                                      -----------   -----------     --------
EXPENSES
   Investment Management Fees.......................................       29,655        26,161       14,003
   Accounting & Transfer Agent Fees.................................        1,220           546          288
   Custodian Fees...................................................          308         1,005           75
   Directors'/Trustees' Fees & Expenses.............................          119            54           28
   Professional Fees................................................          393           222           92
   Other............................................................          599           383          153
                                                                      -----------   -----------     --------
       Total Expenses...............................................       32,294        28,371       14,639
                                                                      -----------   -----------     --------
   Fees Paid Indirectly (Note C)....................................           --          (989)          --
                                                                      -----------   -----------     --------
   Net Expenses.....................................................       32,294        27,382       14,639
                                                                      -----------   -----------     --------
   NET INVESTMENT INCOME (LOSS).....................................      633,952       420,496      139,407
                                                                      -----------   -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.................................    1,506,250       410,722      226,155
       Affiliated Investment Companies Shares Sold..................          (48)         (107)         (25)
       Futures......................................................       32,885        13,338          697
       Foreign Currency Transactions................................           --        (5,911)          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...................   (1,356,683)   (1,897,300)     (80,044)
       Affiliated Investment Companies Shares.......................          (15)           55            2
       Futures......................................................      (21,778)       (9,675)          --
       Translation of Foreign Currency Denominated Amounts..........           --          (613)          --
                                                                      -----------   -----------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................      160,611    (1,489,491)     146,785
                                                                      -----------   -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $   794,563   $(1,068,995)    $286,192
                                                                      ===========   ===========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)




                                                  THE U.S. LARGE CAP VALUE    THE DFA INTERNATIONAL    THE TAX-MANAGED U.S.
                                                           SERIES                 VALUE SERIES        MARKETWIDE VALUE SERIES
                                                  ------------------------  ------------------------  ----------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                    OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                     2018         2017         2018         2017         2018        2017
                                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   633,952  $   540,980  $   420,496  $   373,063  $  139,407  $  126,408
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............   1,506,250    1,415,252      410,722      133,582     226,155     218,751
       Affiliated Investment Companies
         Shares Sold.............................         (48)          (4)        (107)          55         (25)         22
       Futures...................................      32,885       22,013       13,338       16,570         697          77
       Foreign Currency Transactions.............          --           --       (5,911)      (2,679)         --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................  (1,356,683)   3,199,777   (1,897,300)   2,126,222     (80,044)    896,370
       Affiliated Investment Companies
         Shares..................................         (15)         (95)          55          (73)          2         (29)
       Futures...................................     (21,778)      11,932       (9,675)       3,736          --          --
       Translation of Foreign Currency
         Denominated Amounts.....................          --           --         (613)       1,069          --          --
                                                  -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     794,563    5,189,855   (1,068,995)   2,651,545     286,192   1,241,599
                                                  -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions.................................   2,333,386    2,626,519    1,051,133      995,812     198,216     176,018
   Withdrawals...................................  (1,561,700)  (1,056,396)    (560,948)    (644,747)   (321,718)   (288,925)
                                                  -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest.............     771,686    1,570,123      490,185      351,065    (123,502)   (112,907)
                                                  -----------  -----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................   1,566,249    6,759,978     (578,810)   3,002,610     162,690   1,128,692
NET ASSETS
   Beginning of Year.............................  27,676,546   20,916,568   12,732,150    9,729,540   6,667,096   5,538,404
                                                  -----------  -----------  -----------  -----------  ----------  ----------
   End of Year................................... $29,242,795  $27,676,546  $12,153,340  $12,732,150  $6,829,786  $6,667,096
                                                  ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                        THE U.S. LARGE CAP VALUE SERIES
                                                        ---------------------------------------------------------------
                                                           YEAR         YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED
                                                          OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                           2018         2017         2016         2015         2014
                                                        -----------  -----------  -----------  -----------  -----------
Total Return...........................................        2.95%       24.31%        4.75%        1.32%       15.67%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets...        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate................................          13%          15%          15%          16%          15%
------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                             THE DFA INTERNATIONAL VALUE SERIES
                                                              ---------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                                 OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                  2018         2017         2016         2015         2014
                                                              -----------   -----------  ----------   ----------   ----------
Total Return.................................................       (8.10%)       26.53%      (0.10%)      (5.35%)      (0.72%)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $12,153,340   $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets......................        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly)................................................        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets.........        3.21%         3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate......................................          20%           17%         17%          21%          17%
-------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                               THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                        ----------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                          OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                           2018        2017        2016        2015        2014
                                                        ----------  ----------  ----------  ----------  ----------
Total Return...........................................       4.26%      22.61%       2.79%       2.93%      15.17%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $6,829,786  $6,667,096  $5,538,404  $5,348,412  $5,143,977
Ratio of Expenses to Average Net Assets................       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets...       1.99%       2.02%       2.05%       1.82%       1.61%
Portfolio Turnover Rate................................          5%          7%          9%          6%          2%
------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, three of which, The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series, that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series, value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series, may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10%, 0.20%, and 0.20%, of the average daily net assets for The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                                     FEES PAID
                                                                     INDIRECTLY
                                                                     ----------
The DFA International Value Series..................................    $989

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amount paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series........................ $617
The DFA International Value Series.....................  376
The Tax-Managed U.S. Marketwide Value Series...........  175

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                         OTHER INVESTMENT SECURITIES
                                                        -----------------------------
                                                          PURCHASES        SALES
                                                        -------------- --------------
The U.S. Large Cap Value Series........................ $    5,543,488 $    3,723,399
The DFA International Value Series.....................      3,403,827      2,545,630
The Tax-Managed U.S. Marketwide Value Series...........        506,857        352,818

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                 CHANGE IN
                                                  NET REALIZED  UNREALIZED
                 BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                  10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME
                 ---------- ---------- ---------- ------------ ------------- ---------------- ---------------- --------
THE U.S.
  LARGE CAP
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........  $522,421  $5,227,508 $5,233,140    $ (48)        $(15)         $516,726          44,661      $11,998
                  --------  ---------- ----------    -----         ----          --------          ------      -------
TOTAL...........  $522,421  $5,227,508 $5,233,140    $ (48)        $(15)         $516,726          44,661      $11,998
                  ========  ========== ==========    =====         ====          ========          ======      =======
THE DFA
  INTERNATIONAL
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........  $593,861  $6,403,288 $6,509,025    $(107)        $ 55          $488,072          42,184      $15,317
                  --------  ---------- ----------    -----         ----          --------          ------      -------
TOTAL...........  $593,861  $6,403,288 $6,509,025    $(107)        $ 55          $488,072          42,184      $15,317
                  ========  ========== ==========    =====         ====          ========          ======      =======
THE
  TAX-MANAGED
  U.S.
  MARKETWIDE
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........  $108,958  $1,212,807 $1,188,987    $ (25)        $  2          $132,755          11,474      $ 2,665
                  --------  ---------- ----------    -----         ----          --------          ------      -------
TOTAL...........  $108,958  $1,212,807 $1,188,987    $ (25)        $  2          $132,755          11,474      $ 2,665
                  ========  ========== ==========    =====         ====          ========          ======      =======


                 CAPITAL GAIN
                 DISTRIBUTIONS
                 -------------
THE U.S.
  LARGE CAP
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........      --
                      --
TOTAL...........      --
                      ==
THE DFA
  INTERNATIONAL
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........      --
                      --
TOTAL...........      --
                      ==
THE
  TAX-MANAGED
  U.S.
  MARKETWIDE
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund..........      --
                      --
TOTAL...........      --
                      ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                     NET
                                                                                                  UNREALIZED
                                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series........................ $22,308,146  $8,353,529   $  (934,220)    $7,419,309
The DFA International Value Series.....................  12,252,986   1,301,440    (1,089,475)       211,965
The Tax-Managed U.S. Marketwide Value Series...........   3,962,790   3,131,600      (140,115)     2,991,485

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                   FUTURES
                                                   --------
The U.S. Large Cap Value Series................... $203,773
The DFA International Value Series................  108,115

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                           LIABILITY DERIVATIVES VALUE
                                         ------------------------------
                                          TOTAL VALUE AT      EQUITY
                                         OCTOBER 31, 2018 CONTRACTS*,(1)
                                         ---------------- --------------
The U.S. Large Cap Value Series.........     $(13,718)       $(13,718)
The DFA International Value Series......       (6,791)         (6,791)

(1) Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                               DERIVATIVES
                                                          -----------------------
                                                                        EQUITY
                                                                       CONTRACTS
                                                             TOTAL        (1)
                                                           ----------  ---------
  The U.S. Large Cap Value Series........................ $   32,885    $32,885
  The DFA International Value Series.....................     13,338     13,338
  The Tax-Managed U.S. Marketwide Value Series...........        697        697

                                                        CHANGE IN UNREALIZED APPRECIATION
                                                        (DEPRECIATION) ON DERIVATIVES
                                                        ---------------------------------
                                                                          EQUITY
                                                            TOTAL      CONTRACTS (2)
                                                        -------------- -------------
The U.S. Large Cap Value Series........................ $(21,778)        $(21,778)
The DFA International Value Series.....................   (9,675)          (9,675)

(1)  Presented on Statements of Operations as Net Realized Gain (Loss) on:
     Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                        ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value Series...........     2.48%        $2,761         45         $9        $8,893

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that the Series' available line of credit was used.

   As of October 31, 2018, The Tax-Managed U.S. Marketwide Value Series had loans outstanding in the amount of $8,896 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                               PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                               --------- -------- --------------------
The U.S. Large Cap Value Series........................ $543,066  $194,550       $(7,741)
The DFA International Value Series.....................  152,750   118,896         8,056
The Tax-Managed U.S. Marketwide Value Series...........  229,497     4,931           326

J. SECURITIES LENDING:

   As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                 MARKET
                                                                 VALUE
                                                                --------
        The U.S. Large Cap Value Series........................ $668,401
        The DFA International Value Series.....................   26,616
        The Tax-Managed U.S. Marketwide Value Series...........  133,240

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                         AS OF OCTOBER 31, 2018
                                                        ---------------------------------------------------------
                                                        OVERNIGHT AND            BETWEEN
                                                         CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                        ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks....................................... $516,725,797     --         --         --    $516,725,797
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks, Preferred Stocks, Rights/Warrants....  488,071,641     --         --         --     488,071,641
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Common Stocks, Rights/Warrants......................  132,755,035     --         --         --     132,755,035

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed

U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series (three of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                        TERM OF                                                    OTHER DIRECTORSHIPS
                                       OFFICE/1/                                PORTFOLIOS WITHIN      OF PUBLIC
                                          AND                                     THE DFA FUND       COMPANIES HELD
   NAME, ADDRESS AND                   LENGTH OF   PRINCIPAL OCCUPATION DURING     COMPLEX/2/        DURING PAST 5
     YEAR OF BIRTH         POSITION     SERVICE           PAST 5 YEARS              OVERSEEN             YEARS
------------------------- ------------ ----------- ---------------------------  -----------------  -------------------
George M. Constantinides  Director of  DFADIG-     Leo Melamed Professor         128 portfolios      None
University of Chicago     DFAIDG       Since 1983  of Finance, University        in 4
Booth School of Business  and DIG      DIG- Since  of Chicago Booth              investment
5807 S. Woodlawn          Trustee of   1993        School of Business            companies
Avenue                    DFAITC       DFAITC-     (since 1978).
Chicago, IL 60637         and DEM      Since 1992
                                       DEM- Since
1947                                   1993

Douglas W. Diamond        Director of  DFADIG-     Merton H. Miller              128 portfolios      None
University of Chicago     DFAIDG       Since June  Distinguished Service         in 4
Booth School of Business  and DIG      2017 DIG-   Professor of Finance,         investment
5807 S. Woodlawn          Trustee of   Since June  University of Chicago         companies
Avenue                    DFAITC       2017        Booth School of
Chicago, IL 60637         and DEM      DFAITC-     Business (since 1988).
                                       Since June  Visiting Scholar,
1953                                   2017 DEM-   Federal Reserve Bank of
                                       Since June  Richmond (since 1990).
                                       2017        Formerly, Fischer Black
                                                   Visiting Professor of
                                                   Financial Economics,
                                                   Alfred P. Sloan School
                                                   of Management,
                                                   Massachusetts Institute
                                                   of Technology (2015 to
                                                   2016).

Roger G. Ibbotson Yale    Director of  DFADIG-     Professor in Practice         128 portfolios      None
School of Management      DFAIDG       Since 1981  Emeritus of Finance,          in 4
P.O. Box 208200           and DIG      DIG- Since  Yale School of                investment
New Haven, CT 06520-      Trustee of   1993        Management (since             companies
8200                      DFAITC       DFAITC-     1984). Chairman, CIO
                          and DEM      Since 1992  and Partner, Zebra
1943                                   DEM- Since  Capital Management,
                                       1993        LLC (hedge fund and
                                                   asset manager) (since
                                                   2001). Formerly,
                                                   Consultant to
                                                   Morningstar, Inc. (2006
                                                   - 2016).

Edward P. Lazear          Director of  DFADIG-     Distinguished Visiting        128 portfolios      None
Stanford University       DFAIDG       Since 2010  Fellow, Becker                in 4
Graduate School of        and DIG      DIG- Since  Friedman Institute for        investment
Business Knight           Trustee of   2010        Research in Economics,        companies
Management Center,        DFAITC       DFAITC-     University of Chicago
E346                      and DEM      Since 2010  (since 2015). Morris
Stanford, CA 94305                     DEM- Since  Arnold Cox Senior
                                       2010        Fellow, Hoover
1948                                               Institution (since 2002).
                                                   Jack Steele Parker
                                                   Professor of Human
                                                   Resources Management
                                                   and Economics,
                                                   Graduate School of
                                                   Business, Stanford
                                                   University (since 1995).
                                                   Cornerstone Research
                                                   (expert testimony and
                                                   economic and financial
                                                   analysis) (since 2009).

Myron S. Scholes          Director of  DFADIG-     Chief Investment              128 portfolios      Formerly,
c/o Dimensional Fund      DFAIDG       Since 1981  Strategist, Janus             in 4                Adviser,
Advisors LP 6300 Bee      and DIG      DIG- Since  Henderson Investors           investment          Kuapay, Inc.
Cave Road, Building One   Trustee of   1993        (since 2014). Frank E.        companies           (2013- 2014).
Austin, TX 78746          DFAITC       DFAITC-     Buck Professor of                                 Formerly,
                          and DEM      Since 1992  Finance, Emeritus,                                Director,
1941                                   DEM- Since  Graduate School of                                American
                                       1993        Business, Stanford                                Century Fund
                                                   University (since 1981).                          Complex
                                                                                                     (registered
                                                                                                     investment
                                                                                                     companies) (43
                                                                                                     Portfolios)
                                                                                                     (1980- 2014).

                                        TERM OF                                                    OTHER DIRECTORSHIPS
                                       OFFICE/1/                                PORTFOLIOS WITHIN      OF PUBLIC
                                          AND                                     THE DFA FUND       COMPANIES HELD
   NAME, ADDRESS AND                   LENGTH OF   PRINCIPAL OCCUPATION DURING     COMPLEX/2/        DURING PAST 5
     YEAR OF BIRTH         POSITION     SERVICE           PAST 5 YEARS              OVERSEEN             YEARS
------------------------- ------------ ----------- ---------------------------  -----------------  -------------------
Abbie J. Smith            Director of  DFADIG-       Boris and Irene Stern       128 portfolios     Director (since
University of Chicago     DFAIDG       Since 2000    Distinguished Service       in 4               2000) and
Booth School of Business  and DIG      DIG- Since    Professor of                investment         formerly, Lead
5807 S. Woodlawn          Trustee of   2000          Accounting, University      companies          Director (May
Avenue Chicago, IL        DFAITC       DFAITC-       of Chicago Booth                               2014 - May
60637                     and DEM      Since 2000    School of Business                             2017), HNI
                                       DEM- Since    (since 1980).                                  Corporation
1953                                   2000                                                         (formerly known
                                                                                                    as HON
                                                                                                    Industries Inc.)
                                                                                                    (office
                                                                                                    furniture);
                                                                                                    Director, Ryder
                                                                                                    System Inc.
                                                                                                    (transportation,
                                                                                                    logistics and
                                                                                                    supply- chain
                                                                                                    management)
                                                                                                    (since 2003);
                                                                                                    and Trustee,
                                                                                                    UBS Funds (3
                                                                                                    investment
                                                                                                    companies
                                                                                                    within the fund
                                                                                                    complex) (21
                                                                                                    portfolios)
                                                                                                    (since 2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                                        OTHER
                                                                                                     DIRECTORSHIPS
                                                                                  PORTFOLIOS WITHIN   OF PUBLIC
                                  TERM OF OFFICE/1/                                 THE DFA FUND      COMPANIES
 NAME, ADDRESS AND                 AND LENGTH OF     PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING
  YEAR OF BIRTH       POSITION        SERVICE               PAST 5 YEARS              OVERSEEN       PAST 5 YEARS
-------------------- ------------ ----------------   ---------------------------  -----------------  -------------
David G. Booth       Chairman       DFADIG-           Chairman, Director/          128 portfolios        None
6300 Bee Cave Road,  and            Since 1981        Trustee, and formerly,       in 4
Building One         Director of    DIG- Since        President and Co-Chief       investment
Austin, TX 78746     DFAIDG         1992              Executive Officer (each      companies
                     and DIG        DFAITC-           until March 2017) of
1946                 Trustee of     Since 1992        Dimensional Emerging
                     DFAITC         DEM- Since        Markets Value Fund
                     and DEM        1993              ("DEM"), DFAIDG,
                                                      Dimensional Investment
                                                      Group Inc. ("DIG") and
                                                      The DFA Investment
                                                      Trust Company
                                                      ("DFAITC"). Executive
                                                      Chairman, and formerly,
                                                      President and Co-Chief
                                                      Executive Officer (each
                                                      until February 2017) of
                                                      Dimensional Holdings
                                                      Inc., Dimensional Fund
                                                      Advisors LP and DFA
                                                      Securities LLC
                                                      (collectively with DEM,
                                                      DFAIDG, DIG and
                                                      DFAITC, the "DFA
                                                      Entities"). Formerly,
                                                      Chairman and Director
                                                      (2009-2018), Co-Chief
                                                      Executive Officer (2010
                                                      - June 2017) of
                                                      Dimensional Fund
                                                      Advisors Canada ULC.
                                                      Trustee, University of
                                                      Chicago (since 2002).
                                                      Trustee, University of
                                                      Kansas Endowment
                                                      Association (since
                                                      2005). Formerly,
                                                      Director of Dimensional
                                                      Fund Advisors Ltd.
                                                      (2002 - July 2017),
                                                      DFA Australia Limited
                                                      (1994 - July 2017),
                                                      Dimensional Advisors
                                                      Ltd. (2012 - July 2017),
                                                      Dimensional Funds plc
                                                      (2006 - July 2017) and
                                                      Dimensional Funds II
                                                      plc (2006 - July 2017).
                                                      Formerly, Director and
                                                      President of
                                                      Dimensional Japan Ltd.
                                                      (2012 - April 2017).
                                                      Formerly, President,
                                                      Dimensional SmartNest
                                                      (US) LLC (2009-2014);
                                                      and Limited Partner,
                                                      VSC Investors, LLC
                                                      (2007 to 2015).
                                                      Formerly, Chairman,
                                                      Director, President and
                                                      Co-Chief Executive
                                                      Officer of Dimensional
                                                      Cayman Commodity
                                                      Fund I Ltd. (2010-
                                                      September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                   TERM OF
                                  OFFICE/1/
                                     AND
NAME AND YEAR OF                  LENGTH OF
     BIRTH           POSITION      SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------- --------------- --------- -----------------------------------------------------------------
Valerie A. Brown  Vice President    Since   Vice President and Assistant Secretary of
1967              and Assistant     2001
                  Secretary                    . all the DFA Entities (since 2001)

                                               . DFA Australia Limited (since 2002)

                                               . Dimensional Fund Advisors Ltd. (since 2002)

                                               . Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                               . Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                               . Dimensional Hong Kong Limited (since 2012)

                                            Director, Vice President and Assistant Secretary (since 2003) of

                                               . Dimensional Fund Advisors Canada ULC

David P. Butler   Co-Chief          Since   Co-Chief Executive Officer (since 2017) of
1964              Executive         2017
                  Officer                      . all the DFA entities

                                            Director (since 2017) of

                                               . Dimensional Holdings Inc.

                                               . Dimensional Fund Advisors Canada ULC

                                               . Dimensional Japan Ltd.

                                               . Dimensional Advisors Ltd.

                                               . Dimensional Fund Advisors Ltd.

                                               . DFA Australia Limited

                                            Director and Co-Chief Executive Officer (since 2017) of

                                               . Dimensional Cayman Commodity Fund I Ltd.

                                            Head of Global Financial Advisor Services (since 2007) for

                                               . Dimensional Fund Advisors LP

                                            Formerly, Vice President (2007 - 2017) of

                                               . all the DFA Entities

Stephen A. Clark  Executive Vice    Since   Executive Vice President (since 2017) of
1972              President         2017
                                               . all the DFA entities

                                            Director and Vice President (since 2016) of

                                               . Dimensional Japan Ltd.

                                            President and Director (since 2016) of

                                               . Dimensional Fund Advisors Canada ULC

                                            Vice President (since 2008) and Director (since 2016) of

                                               . DFA Australia Limited

                                            Director (since 2016) of

                                               . Dimensional Advisors Ltd.

                                               . Dimensional Fund Advisors Pte. Ltd.

                                               . Dimensional Hong Kong Limited

                                            Vice President (since 2016) of

                                               . Dimensional Fund Advisors Pte. Ltd.

                                            Head of Global Institutional Services (since 2014) for

                                               . Dimensional Fund Advisors LP

                                            Formerly, Vice President (2004 - 2017) of

                                               . all the DFA Entities

                                            Formerly, Vice President (2010 - 2016) of

                                               . Dimensional Fund Advisors Canada ULC

                                            Formerly, Head of Institutional, North America (2012 - 2013) for

                                               . Dimensional Fund Advisors LP

Christopher S.  Vice President      Since   Vice President and Global Chief Compliance Officer (since 2004) of
Crossan         and Global Chief    2004
1965            Compliance                     . all the DFA Entities
                Officer
                                               . DFA Australia Limited

                                               . Dimensional Fund Advisors Ltd.

                                            Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of

                                               . Dimensional Fund Advisors Canada ULC

                                            Chief Compliance Officer of

                                               . Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                               . Dimensional Japan Ltd. (since 2017)

                                            Formerly, Vice President and Global Chief Compliance Officer (2010 - 2014) for

                                               . Dimensional SmartNest (US) LLC

Gregory K.      Vice President,     Vice    Vice President, Chief Financial Officer, and Treasurer (since 2016) of
Hinkle          Chief Financial   President
1958            Officer, and        since      . all the DFA Entities
                Treasurer           2015
                                     and       . Dimensional Advisors Ltd.
                                    Chief
                                  Financial    . Dimensional Fund Advisors Ltd.
                                   Officer
                                     and       . Dimensional Hong Kong Limited
                                  Treasurer
                                    since      . Dimensional Cayman Commodity Fund I Ltd.
                                    2016
                                               . Dimensional Fund Advisors Canada ULC

                                               . Dimensional Fund Advisors Pte. Ltd.

                                               . DFA Australia Limited

                                            Director (since 2016) for

                                               . Dimensional Funds plc

                                               . Dimensional Funds II plc

                                            Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

                                               . all the DFA Entities

                                               . Dimensional Fund Advisors LP

                                               . Dimensional Fund Advisors Ltd.

                                               . DFA Australia Limited

                                               . Dimensional Advisors Ltd.

                                               . Dimensional Fund Advisors Pte. Ltd.

                                               . Dimensional Hong Kong Limited

                                               . Dimensional Cayman Commodity Fund I Ltd.

                                               . Dimensional Fund Advisors Canada ULC

                                            Formerly, Controller (2015 - 2016) of

                                               . all the DFA Entities

                                               . Dimensional Fund Advisors LP

                                            Formerly, Vice President (2008 - 2015) of

                                               . T. Rowe Price Group, Inc.

                                            Formerly, Director of Investment Treasury and Treasurer (2008 - 2015) of

                                               . the T. Rowe Price Funds

Jeff J. Jeon    Vice President      Vice    Vice President (since 2004) and Assistant Secretary (since 2017) of
1973            and Assistant     President
                Secretary           since      . all the DFA Entities
                                    2004
                                     and    Vice President and Assistant Secretary (since 2010) of
                                  Assistant
                                  Secretary    . Dimensional Cayman Commodity Fund I Ltd.
                                    since
                                    2017

Joy Lopez       Vice President      Vice    Vice President (since 2015) of
1971            and Assistant     President
                Treasurer           since      . all the DFA Entities
                                    2015
                                     and    Assistant Treasurer (since 2017) of
                                  Assistant
                                  Treasurer    . the DFA Fund Complex
                                    since
                                    2017    Formerly, Senior Tax Manager (2013 - 2015) for

                                               . Dimensional Fund Advisors LP

Kenneth M.      Vice President      Since   Vice President (since 2010) of
Manell 1972                         2010
                                               . all the DFA Entities

                                               . Dimensional Cayman Commodity Fund I Ltd.

Catherine L.       President and    President President (since 2017) of
Newell             General Counsel  since
1964                                2017         . the DFA Fund Complex
                                    and
                                    General   General Counsel (since 2001) of
                                    Counsel
                                    since        . All the DFA Entities
                                    2001
                                              Executive Vice President (since 2017) and Secretary (since 2000) of

                                                 . Dimensional Fund Advisors LP

                                                 . Dimensional Holdings Inc.

                                                 . DFA Securities LLC

                                                 . Dimensional Investment LLC

                                              Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

                                                 . DFA Australia Limited

                                                 . Dimensional Fund Advisors Ltd.

                                              Vice President and Secretary of

                                                 . Dimensional Fund Advisors Canada ULC (since 2003)

                                                 . Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                 . Dimensional Japan Ltd. (since 2012)

                                                 . Dimensional Advisors Ltd. (since 2012)

                                                 . Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                              Director of

                                                 . Dimensional Funds plc (since 2002)

                                                 . Dimensional Funds II plc (since 2006)

                                                 . Director of Dimensional Japan Ltd. (since 2012)

                                                 . Dimensional Advisors Ltd. (since 2012)

                                                 . Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                 . Dimensional Hong Kong Limited (since 2012)

                                              Formerly, Vice President and Secretary (2010 - 2014) of

                                                 . Dimensional SmartNest (US) LLC

                                              Formerly, Vice President (1997 - 2017) and Secretary (2000 - 2017) of

                                                 . the DFA Fund Complex

                                              Formerly, Vice President of

                                                 . Dimensional Fund Advisors LP (1997 - 2017)

                                                 . Dimensional Holdings Inc. (2006 - 2017)

                                                 . DFA Securities LLC (1997 - 2017)

                                                 . Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz  Vice President   Since     Vice President and Deputy Chief Compliance Officer of
1961               and Deputy       2013
                   Chief                         . the DFA Fund Complex (since 2013)
                   Compliance
                   Officer                       . Dimensional Fund Advisors LP (since 2012)

Carolyn L. O       Vice President   Vice      Vice President (since 2010) and Secretary (since 2017) of
1974               and Secretary    President
                                    since        . the DFA Fund Complex
                                    2010
                                    and       Vice President (since 2010) and Assistant Secretary (since 2016) of
                                    Secretary
                                    since        . Dimensional Fund Advisors LP
                                    2017
                                                 . Dimensional Holdings Inc.

                                                 . Dimensional Investment LLC

                                              Vice President of

                                                 . DFA Securities LLC (since 2010)

                                                 . Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                 . Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K.  Co-Chief           Co-Chief  Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
O'Reilly   Executive         Executive
1976       Officer and        Officer      . all the DFA Entities
           Chief Investment     and
           Officer             Chief       . Dimensional Fund Advisors Canada ULC
                             Investment
                              Officer   Director, Chief Investment Officer and Vice President (since 2017) of since
                                2017       . DFA Australia Limited

                                        Chief Investment Officer (since 2017) and Vice President (since 2016) of

                                           . Dimensional Japan Ltd.

                                        Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017)
                                        of

                                           . Dimensional Cayman Commodity Fund I Ltd.

                                        Director of

                                           . Dimensional Funds plc (since 2014)

                                           . Dimensional Fund II plc (since 2014)

                                           . Dimensional Holdings Inc. (since 2017)

                                        Formerly, Co-Chief Investment Officer of

                                           . Dimensional Japan Ltd. (2016 - 2017)

                                           . DFA Australia Limited (2014 - 2017)

                                        Formerly, Executive Vice President (2017) and Co-Chief Investment Officer
                                        (2014 - 2017) of

                                           . all the DFA Entities

                                        Formerly, Vice President (2007 - 2017) of

                                           . all the DFA Entities

                                        Formerly, Vice President and Co-Chief Investment Officer (2014 - 2017) of

                                           . Dimensional Fund Advisors Canada ULC

                                        Formerly, Director of

                                           . Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               QUALIFYING
                                                                                                   FOR
                      NET                                                                       CORPORATE
DIMENSIONAL       INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
INVESTMENT          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
-----------      ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
U.S. Large
  Cap Value
  Portfolio
  III...........       0%            3%           72%          0%        0%          75%           100%        100%
DFA
  International
  Value
  Portfolio
  III...........       0%            0%            0%          0%        0%           0%           100%        100%
Tax-Managed
  U.S.
  Marketwide
  Value
  Portfolio
  II............       0%            0%           63%          0%        0%          63%           100%        100%

                                                               QUALIFYING
                                                                 SHORT-
DIMENSIONAL          U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
INVESTMENT        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
GROUP INC.       INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
-----------      ------------ ---------- ---------- ---------- ----------
U.S. Large
  Cap Value
  Portfolio
  III...........      0%          0%         25%        0%        100%
DFA
  International
  Value
  Portfolio
  III...........      0%          0%        100%        0%          0%
Tax-Managed
  U.S.
  Marketwide
  Value
  Portfolio
  II............      0%          0%         37%        0%          0%

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                             LOGO   DFA103118-008A
                                          00218718

                                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

 LOGO                                         LOGO

DAVID BUTLER                                 GERARD O'REILLY
Co-Chief Executive Officer                   Co-Chief Executive Officer and
                                             Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
     LETTER TO SHAREHOLDERS
     DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.......................   1
     DIMENSIONAL INVESTMENT GROUP INC.
        Performance Charts............................................   2
        Management's Discussion and Analysis..........................   3
        Disclosure of Fund Expenses...................................   5
        Disclosure of Portfolio Holdings..............................   6
        Schedule of Investments
            Emerging Markets Portfolio II.............................   7
        Statement of Assets and Liabilities...........................   8
        Statement of Operations.......................................   9
        Statements of Changes in Net Assets...........................  10
        Financial Highlights..........................................  11
        Notes to Financial Statements.................................  12
        Report of Independent Registered Public Accounting Firm.......  18
     THE DFA INVESTMENT TRUST COMPANY
        Performance Charts............................................  19
        Management's Discussion and Analysis..........................  20
        Disclosure of Fund Expenses...................................  22
        Disclosure of Portfolio Holdings..............................  23
        Summary Schedule of Portfolio Holdings
            The Emerging Markets Series...............................  24
        Statement of Assets and Liabilities...........................  28
        Statement of Operations.......................................  29
        Statements of Changes in Net Assets...........................  30
        Financial Highlights..........................................  31
        Notes to Financial Statements.................................  32
        Report of Independent Registered Public Accounting Firm.......  41
     FUND MANAGEMENT..................................................  42
        Board of Independent Directors or Trustees Table..............  43
     VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................  49
     NOTICE TO SHAREHOLDERS...........................................  50

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
   ADR                    American Depositary Receipt
   GDR                    Global Depositary Receipt
   SA                     Special Assessment

Investment Footnotes
   +                      See Note B to Financial Statements.
   >>                     Securities that have generally been
                          fair value factored. See Note B to
                          Financial Statements.
   ++                     Calculated as a percentage of total
                          net assets. Percentages shown
                          parenthetically next to the category
                          headings have been calculated as a
                          percentage of total investments.
                          "Other Securities" are those
                          securities that are not among the top
                          50 holdings in unaffiliated issuers
                          of the Fund or do not represent more
                          than 1.0% of the net assets of the
                          Fund. Some of the individual
                          securities within this category may
                          include Total or Partial Securities
                          on Loan and/or Non-Income Producing
                          Securities.
   *                      Non-Income Producing Securities.
   #                      Total or Partial Securities on Loan.
FINANCIAL HIGHLIGHTS
--------------------
   (A)                    Computed using average shares
                          outstanding.
   (B)                    Represents the combined ratios for
                          the respective Portfolio and its
                          respective pro-rata share of its
                          Master Fund(s).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
   --                     Amounts designated as -- are either
                          zero or rounded to zero.
   SEC                    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART
                                  (UNAUDITED)

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                      [CHART]

                     Emerging Markets              MSCI Emerging Markets
                       Portfolio II                Index (net dividends)
                    ------------------             ---------------------
  10/31/2008             $10,000                          $10,000
  11/30/2008               9,094                            9,247
  12/31/2008               9,808                            9,968
   1/31/2009               9,051                            9,325
   2/28/2009               8,468                            8,799
   3/31/2009               9,683                           10,063
   4/30/2009              11,121                           11,738
   5/31/2009              13,017                           13,743
   6/30/2009              12,899                           13,558
   7/31/2009              14,379                           15,083
   8/31/2009              14,427                           15,029
   9/30/2009              15,699                           16,393
  10/31/2009              15,372                           16,413
  11/30/2009              16,289                           17,118
  12/31/2009              16,872                           17,794
   1/31/2010              15,959                           16,802
   2/28/2010              16,150                           16,861
   3/31/2010              17,495                           18,222
   4/30/2010              17,602                           18,443
   5/31/2010              15,966                           16,821
   6/30/2010              15,987                           16,697
   7/31/2010              17,396                           18,088
   8/31/2010              16,993                           17,736
   9/30/2010              18,926                           19,707
  10/31/2010              19,492                           20,280
  11/30/2010              19,053                           19,744
  12/31/2010              20,606                           21,153
   1/31/2011              20,071                           20,579
   2/28/2011              19,926                           20,387
   3/31/2011              21,033                           21,586
   4/30/2011              21,764                           22,256
   5/31/2011              21,163                           21,672
   6/30/2011              20,896                           21,338
   7/31/2011              20,729                           21,244
   8/31/2011              19,051                           19,345
   9/30/2011              16,171                           16,525
  10/31/2011              18,190                           18,714
  11/30/2011              17,560                           17,466
  12/31/2011              17,048                           17,256
   1/31/2012              18,873                           19,213
   2/29/2012              19,893                           20,364
   3/31/2012              19,372                           19,684
   4/30/2012              19,029                           19,449
   5/31/2012              16,973                           17,268
   6/30/2012              17,815                           17,934
   7/31/2012              17,957                           18,284
   8/31/2012              18,076                           18,223
   9/30/2012              19,081                           19,323
  10/31/2012              18,984                           19,206
  11/30/2012              19,230                           19,450
  12/31/2012              20,352                           20,401
   1/31/2013              20,458                           20,682
   2/28/2013              20,215                           20,422
   3/31/2013              19,926                           20,070
   4/30/2013              20,154                           20,222
   5/31/2013              19,492                           19,703
   6/30/2013              18,267                           18,448
   7/31/2013              18,534                           18,641
   8/31/2013              18,100                           18,321
   9/30/2013              19,386                           19,512
  10/31/2013              20,276                           20,460
  11/30/2013              19,972                           20,161
  12/31/2013              19,758                           19,870
   1/31/2014              18,390                           18,580
   2/28/2014              19,054                           19,195
   3/31/2014              19,726                           19,784
   4/30/2014              19,836                           19,850
   5/31/2014              20,508                           20,543
   6/30/2014              21,079                           21,089
   7/31/2014              21,329                           21,497
   8/31/2014              21,993                           21,981
   9/30/2014              20,375                           20,352
  10/31/2014              20,586                           20,592
  11/30/2014              20,383                           20,374
  12/31/2014              19,467                           19,435
   1/31/2015              19,596                           19,552
   2/28/2015              20,190                           20,157
   3/31/2015              19,764                           19,870
   4/30/2015              21,088                           21,399
   5/31/2015              20,238                           20,542
   6/30/2015              19,748                           20,008
   7/31/2015              18,480                           18,621
   8/31/2015              16,948                           16,937
   9/30/2015              16,498                           16,428
  10/31/2015              17,493                           17,599
  11/30/2015              16,883                           16,913
  12/31/2015              16,427                           16,536
   1/31/2016              15,738                           15,463
   2/29/2016              15,639                           15,438
   3/31/2016              17,704                           17,481
   4/30/2016              17,812                           17,576
   5/31/2016              17,115                           16,920
   6/30/2016              18,020                           17,596
   7/31/2016              18,949                           18,482
   8/31/2016              19,173                           18,941
   9/30/2016              19,422                           19,185
  10/31/2016              19,463                           19,230
  11/30/2016              18,451                           18,345
  12/31/2016              18,459                           18,386
   1/31/2017              19,555                           19,392
   2/28/2017              20,209                           19,985
   3/31/2017              20,863                           20,490
   4/30/2017              21,271                           20,939
   5/31/2017              21,908                           21,558
   6/30/2017              22,112                           21,775
   7/31/2017              23,276                           23,073
   8/31/2017              23,768                           23,587
   9/30/2017              23,539                           23,493
  10/31/2017              24,338                           24,317
  11/30/2017              24,414                           24,366
  12/31/2017              25,239                           25,240
   1/31/2018              27,146                           27,344
   2/28/2018              25,837                           26,083
   3/31/2018              25,716                           25,598
   4/30/2018              25,387                           25,485
   5/31/2018              24,390                           24,582
   6/30/2018              23,351                           23,560
   7/31/2018              24,200                           24,078
   8/31/2018              23,645                           23,427
   9/30/2018              23,359                           23,303         Past performance is not predictive of
  10/31/2018              21,410                           21,273         future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
  AVERAGE ANNUAL            ONE             FIVE            TEN           would pay on fund distributions or the
  TOTAL RETURN              YEAR            YEARS          YEARS          redemption of fund shares.
      --------------           ------       -----          -----          MSCI data copyright MSCI 2018, all
                           -12.03%          1.09%          7.91%          rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                      RETURN IN U.S. DOLLARS
                                                      ----------------------
   MSCI World ex USA Index...........................         -6.76%
   MSCI World ex USA Mid Cap Index...................         -8.02%
   MSCI World ex USA Small Cap Index.................         -7.75%
   MSCI World ex USA Value Index.....................         -7.54%
   MSCI World ex USA Growth Index....................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET    LOCAL RETURN RETURN IN U.S. DOLLARS
CAP                                                ------------ ----------------------
Japan.............................................     -4.22%            -3.56%
United Kingdom....................................     -0.91%            -4.65%
France............................................     -4.30%            -6.92%
Canada............................................     -4.08%            -5.84%
Germany...........................................    -12.26%           -14.66%
Switzerland.......................................      0.19%            -0.72%
Australia.........................................      2.96%            -4.83%
Hong Kong.........................................     -8.47%            -8.88%
Netherlands.......................................     -7.68%            -9.99%
Spain.............................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         -12.52%
         MSCI Emerging Markets Mid Cap Index...         -11.85%
         MSCI Emerging Markets Small Cap Index.         -17.21%
         MSCI Emerging Markets Value Index.....          -8.27%
         MSCI Emerging Markets Growth Index....         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                   LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP         ------------ ----------------------
China.............................................    -16.33%           -16.73%
Korea.............................................    -18.52%           -19.90%

Taiwan...........................................................  -6.62%  -8.98%
India............................................................  -0.01% -12.42%
Brazil...........................................................  18.95%   4.76%
South Africa..................................................... -13.80% -17.45%
Russia...........................................................  22.79%  10.69%
Mexico...........................................................  -9.54% -14.55%
Thailand.........................................................   4.01%   4.23%
Malaysia.........................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets II Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -12.03% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Master Fund's greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                     --------- --------- ---------- ---------
   EMERGING MARKETS PORTFOLIO II(2)
   --------------------------------
   Actual Fund Return............... $1,000.00 $  843.30    0.32%     $1.49
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.59    0.32%     $1.63

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
Emerging Markets Portfolio II.....................              100.0%

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                     VALUE+
                                                                   -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Emerging Markets Series of The DFA Investment
   Trust Company.................................................. $62,952,754
                                                                   -----------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $62,952,754
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 EMERGING
                                                                 MARKETS
                                                               PORTFOLIO II
                                                               ------------
    ASSETS:
    Investment in Affiliated Investment Company at Value...... $     62,953
    Receivables:
    Prepaid Expenses and Other Assets.........................           10
                                                               ------------
           Total Assets.......................................       62,963
                                                               ------------
    LIABILITIES:
    Payables:
       Fund Shares Redeemed...................................           81
       Due to Advisor.........................................            9
    Accrued Expenses and Other Liabilities....................           11
                                                               ------------
           Total Liabilities..................................          101
                                                               ------------
    NET ASSETS................................................ $     62,862
                                                               ============
    SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................    2,543,937
                                                               ============
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $      24.71
                                                               ============
    NET ASSETS CONSIST OF:
    Paid-In Capital........................................... $     (8,255)
    Total Distributable Earnings (Loss).......................       71,117
                                                               ------------
    NET ASSETS................................................ $     62,862
                                                               ============
    (1) NUMBER OF SHARES AUTHORIZED...........................  300,000,000
                                                               ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                         EMERGING
                                                                                                         MARKETS
                                                                                                      PORTFOLIO II*#
                                                                                                      --------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $252).................................................    $  2,038
   Income from Securities Lending....................................................................          76
   Expenses Allocated from Affiliated Investment Companies...........................................        (111)
                                                                                                         --------
          Total Net Investment Income Allocated from Affiliated Investment Companies:................       2,003
                                                                                                         --------
FUND EXPENSES
   Investment Management Fees........................................................................         208
   Accounting & Transfer Agent Fees..................................................................           4
   Filing Fees.......................................................................................          21
   Shareholders' Reports.............................................................................          11
   Legal Fees........................................................................................           1
   Other.............................................................................................           1
                                                                                                         --------
          Total Fund Expenses........................................................................         246
                                                                                                         --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).         (83)
                                                                                                         --------
   Net Expenses......................................................................................         163
                                                                                                         --------
   NET INVESTMENT INCOME (LOSS)......................................................................       1,840
                                                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**...................................       3,529
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.....................................     (14,637)
                                                                                                         --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................     (11,108)
                                                                                                         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................................    $ (9,268)
                                                                                                         ========

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   EMERGING MARKETS PORTFOLIO II
                                                                                   ----------------------------
                                                                                      YEAR           YEAR
                                                                                      ENDED          ENDED
                                                                                     OCT 31,        OCT 31,
                                                                                      2018           2017
                                                                                    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................................... $     1,840    $     1,492
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company*,**..............       3,529          1,433
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company..................     (14,637)        14,205
                                                                                    -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations.........      (9,268)        17,130
                                                                                    -----------    -----------
Distributions:/^ /
       Institutional Class Shares.................................................      (1,653)        (1,837)
                                                                                    -----------    -----------
          Total Distributions.....................................................      (1,653)        (1,837)
                                                                                    -----------    -----------
Capital Share Transactions (1):
   Shares Issued..................................................................      12,281         17,147
   Shares Issued in Lieu of Cash Distributions....................................       1,651          1,837
   Shares Redeemed................................................................     (23,448)       (34,308)
                                                                                    -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions.................      (9,516)       (15,324)
                                                                                    -----------    -----------
          Total Increase (Decrease) in Net Assets.................................     (20,437)           (31)
NET ASSETS
   Beginning of Year..............................................................      83,299         83,330
                                                                                    -----------    -----------
   End of Year.................................................................... $    62,862    $    83,299
                                                                                    ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................................         415            689
   Shares Issued in Lieu of Cash Distributions....................................          59             84
   Shares Redeemed................................................................        (838)        (1,417)
                                                                                    -----------    -----------
          Net Increase (Decrease) from Shares Issued and Redeemed.................        (364)          (644)
                                                                                    ===========    ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see
   Note I in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                EMERGING MARKETS PORTFOLIO II
                                                                     ---------------------------------------------------
                                                                       YEAR       YEAR      YEAR      YEAR       YEAR
                                                                       ENDED      ENDED     ENDED     ENDED      ENDED
                                                                      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                       2018       2017      2016      2015       2014
                                                                     --------   --------  --------  --------   ---------
Net Asset Value, Beginning of Year.................................. $  28.65   $  23.46  $  21.80  $  26.34   $   26.65
                                                                     --------   --------  --------  --------   ---------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).................................     0.63       0.49      0.48      0.53        0.59
   Net Gains (Losses) on Securities (Realized and Unrealized).......    (4.01)      5.22      1.85     (4.45)      (0.22)
                                                                     --------   --------  --------  --------   ---------
       Total from Investment Operations.............................    (3.38)      5.71      2.33     (3.92)       0.37
                                                                     --------   --------  --------  --------   ---------
Less Distributions:
-------------------
   Net Investment Income............................................    (0.56)     (0.52)    (0.67)    (0.62)      (0.68)
       Total Distributions..........................................    (0.56)     (0.52)    (0.67)    (0.62)      (0.68)
                                                                     --------   --------  --------  --------   ---------
Net Asset Value, End of Year........................................ $  24.71   $  28.65  $  23.46  $  21.80   $   26.34
                                                                     ========   ========  ========  ========   =========
Total Return........................................................   (12.03%)    25.04%    11.26%   (15.02%)      1.53%
                                                                     --------   --------  --------  --------   ---------
Net Assets, End of Year (thousands)................................. $ 62,862   $ 83,299  $ 83,330  $ 82,418   $ 104,987
Ratio of Expenses to Average Net Assets (B).........................     0.34%      0.34%     0.34%     0.34%       0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) (B)......................................................     0.44%      0.44%     0.44%     0.36%       0.34%
Ratio of Net Investment Income to Average Net Assets (B)............     2.21%      1.95%     2.25%     2.18%       2.29%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, Emerging Markets Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The Emerging Markets Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Portfolio owned 1% of its Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA

International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate 0.25% of average daily net assets for the Portfolio. Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the Money Market Series ), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2018, the Portfolio had a total management fee limit based on percentage of average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                           NET WAIVED FEES/
                                                           EXPENSES ASSUMED     PREVIOUSLY
                                              RECOVERY        (RECOVERED       WAIVED FEES/
                                 TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                               MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES     FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------     ---------- ---------------- ----------------- -----------------
Emerging Markets Portfolio II.    0.25%          --               $83               --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             Emerging Markets Portfolio II..................... $6

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                NET INVESTMENT
                                  INCOME AND
                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                -------------- ------------- ---------- ------
 Emerging Markets Portfolio II
 2017..........................     $1,837          --           --     $1,837
 2018..........................      1,653          --           --      1,653

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                 TOTAL NET
                                         NET INVESTMENT                              DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- -------------- -------------
Emerging Markets Portfolio II...........     $1,713        $3,118        $68,749        $73,580

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

            Emerging Markets Portfolio II..................... $386

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                               TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                               -------- ------------ -------------- --------------
Emerging Markets Portfolio II. $(5,796)   $69,438        $(689)        $68,749

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit as of October 31, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows:

                                                   DISTRIBUTIONS FROM:
                                         ---------------------------------------
                                            NET        NET        NET
                                         INVESTMENT SHORT-TERM LONG-TERM
                                           INCOME     GAINS      GAINS    TOTAL
                                         ---------- ---------- --------- -------
Emerging Markets Portfolio
  II--Institutional Class...............  $(1,837)      --        --     $(1,837)

                                                    UNDISTRIBUTED
                                                    NET INVESTMENT
                                                       INCOME
                                                    (DISTRIBUTIONS
                                                      IN EXCESS
                                                       OF NET
                                                     INVESTMENT
                                                       INCOME)
                                                    --------------
             Emerging Markets Portfolio II.........     $951

J. OTHER:

   As of October 31, 2018, one shareholder held 100% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Emerging Markets Portfolio II

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

                                  (UNAUDITED)

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                      [CHART]

                  The Emerging Markets Series    MSCI Emerging Markets Index
                                                      (net dividends)
                 -----------------------------   ---------------------------
  10/31/2008               $10,000                         $10,000
  11/30/2008                 9,096                           9,247
  12/31/2008                 9,809                           9,968
   1/31/2009                 9,057                           9,325
   2/28/2009                 8,471                           8,799
   3/31/2009                 9,694                          10,063
   4/30/2009                11,134                          11,738
   5/31/2009                13,032                          13,743
   6/30/2009                12,921                          13,558
   7/31/2009                14,403                          15,083
   8/31/2009                14,454                          15,029
   9/30/2009                15,732                          16,393
  10/31/2009                15,406                          16,413
  11/30/2009                16,327                          17,118
  12/31/2009                16,917                          17,794
   1/31/2010                15,996                          16,802
   2/28/2010                16,191                          16,861
   3/31/2010                17,550                          18,222
   4/30/2010                17,656                          18,443
   5/31/2010                16,017                          16,821
   6/30/2010                16,042                          16,697
   7/31/2010                17,456                          18,088
   8/31/2010                17,053                          17,736
   9/30/2010                18,994                          19,707
  10/31/2010                19,571                          20,280
  11/30/2010                19,134                          19,744
  12/31/2010                20,692                          21,153
   1/31/2011                20,157                          20,579
   2/28/2011                20,017                          20,387
   3/31/2011                21,134                          21,586
   4/30/2011                21,873                          22,256
   5/31/2011                21,270                          21,672
   6/30/2011                21,019                          21,338
   7/31/2011                20,858                          21,244
   8/31/2011                19,172                          19,345
   9/30/2011                16,272                          16,525
  10/31/2011                18,310                          18,714
  11/30/2011                17,677                          17,466
  12/31/2011                17,163                          17,256
   1/31/2012                19,002                          19,213
   2/29/2012                20,034                          20,364
   3/31/2012                19,516                          19,684
   4/30/2012                19,168                          19,449
   5/31/2012                17,104                          17,268
   6/30/2012                17,953                          17,934
   7/31/2012                18,098                          18,284
   8/31/2012                18,221                          18,223
   9/30/2012                19,240                          19,323
  10/31/2012                19,142                          19,206
  11/30/2012                19,393                          19,450
  12/31/2012                20,531                          20,401
   1/31/2013                20,637                          20,682
   2/28/2013                20,399                          20,422
   3/31/2013                20,110                          20,070
   4/30/2013                20,340                          20,222
   5/31/2013                19,682                          19,703
   6/30/2013                18,446                          18,448
   7/31/2013                18,718                          18,641
   8/31/2013                18,280                          18,321
   9/30/2013                19,584                          19,512
  10/31/2013                20,480                          20,460
  11/30/2013                20,174                          20,161
  12/31/2013                19,970                          19,870
   1/31/2014                18,586                          18,580
   2/28/2014                19,261                          19,195
   3/31/2014                19,941                          19,784
   4/30/2014                20,059                          19,850
   5/31/2014                20,743                          20,543
   6/30/2014                21,321                          21,089
   7/31/2014                21,575                          21,497
   8/31/2014                22,251                          21,981
   9/30/2014                20,616                          20,352
  10/31/2014                20,837                          20,592
  11/30/2014                20,637                          20,374
  12/31/2014                19,707                          19,435
   1/31/2015                19,839                          19,552
   2/28/2015                20,446                          20,157
   3/31/2015                20,021                          19,870
   4/30/2015                21,363                          21,399
   5/31/2015                20,505                          20,542
   6/30/2015                20,013                          20,008
   7/31/2015                18,730                          18,621
   8/31/2015                17,185                          16,937
   9/30/2015                16,726                          16,428
  10/31/2015                17,741                          17,599
  11/30/2015                17,125                          16,913
  12/31/2015                16,658                          16,536
   1/31/2016                15,962                          15,463
   2/29/2016                15,864                          15,438
   3/31/2016                17,966                          17,481
   4/30/2016                18,076                          17,576
   5/31/2016                17,376                          16,920
   6/30/2016                18,293                          17,596
   7/31/2016                19,236                          18,482
   8/31/2016                19,469                          18,941
   9/30/2016                19,728                          19,185
  10/31/2016                19,771                          19,230
  11/30/2016                18,747                          18,345
  12/31/2016                18,756                          18,386
   1/31/2017                19,877                          19,392
   2/28/2017                20,548                          19,985
   3/31/2017                21,210                          20,490
   4/30/2017                21,626                          20,939
   5/31/2017                22,276                          21,558
   6/30/2017                22,488                          21,775
   7/31/2017                23,677                          23,073
   8/31/2017                24,178                          23,587
   9/30/2017                23,949                          23,493
  10/31/2017                24,764                          24,317
  11/30/2017                24,845                          24,366
  12/31/2017                25,694                          25,240
   1/31/2018                27,639                          27,344
   2/28/2018                26,314                          26,083
   3/31/2018                26,191                          25,598
   4/30/2018                25,860                          25,485
   5/31/2018                24,849                          24,582            Past performance is not predictive of
   6/30/2018                23,792                          23,560            future performance.
   7/31/2018                24,658                          24,078            The returns shown do not reflect the
   8/31/2018                24,098                          23,427            deduction of taxes that a shareholder
   9/30/2018                23,813                          23,303            would pay on fund distributions or the
  10/31/2018                21,834                          21,273            redemption of fund shares.
                                                                              MSCI data copyright MSCI 2018, all
                                                                              rights reserved.
  AVERAGE ANNUAL             ONE              FIVE             TEN
  TOTAL RETURN               YEAR             YEARS           YEARS
       --------------            ------       -----           -----
                            -11.83%           1.29%           8.12%

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         -6.76%
        MSCI World ex USA Mid Cap Index.........         -8.02%
        MSCI World ex USA Small Cap Index.......         -7.75%
        MSCI World ex USA Value Index...........         -7.54%
        MSCI World ex USA Growth Index..........         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET    LOCAL RETURN RETURN IN U.S. DOLLARS
CAP                                                ------------ ----------------------
Japan.............................................     -4.22%            -3.56%
United Kingdom....................................     -0.91%            -4.65%
France............................................     -4.30%            -6.92%
Canada............................................     -4.08%            -5.84%
Germany...........................................    -12.26%           -14.66%
Switzerland.......................................      0.19%            -0.72%
Australia.........................................      2.96%            -4.83%
Hong Kong.........................................     -8.47%            -8.88%
Netherlands.......................................     -7.68%            -9.99%
Spain.............................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         -12.52%
        MSCI Emerging Markets Mid Cap Index.....         -11.85%
        MSCI Emerging Markets Small Cap Index...         -17.21%
        MSCI Emerging Markets Value Index.......          -8.27%
        MSCI Emerging Markets Growth Index......         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                   LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP         ------------ ----------------------
China.............................................    -16.33%           -16.73%

Korea............................................................ -18.52% -19.90%
Taiwan...........................................................  -6.62%  -8.98%
India............................................................  -0.01% -12.42%
Brazil...........................................................  18.95%   4.76%
South Africa..................................................... -13.80% -17.45%
Russia...........................................................  22.79%  10.69%
Mexico...........................................................  -9.54% -14.55%
Thailand.........................................................   4.01%   4.23%
Malaysia.........................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Series held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -11.83% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Series' greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED OCTOBER 31, 2018
EXPENSE TABLE
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                         --------- --------- ---------- ---------
THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  844.30    0.12%     $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

         THE EMERGING MARKETS SERIES
Communication Services..................   9.9%
Consumer Discretionary..................   8.5%
Consumer Staples........................   8.0%
Energy..................................   8.2%
Financials..............................  22.1%
Health Care.............................   2.5%
Industrials.............................   7.1%
Information Technology..................  17.9%
Materials...............................  10.7%
Real Estate.............................   2.2%
Utilities...............................   2.9%
                                         -----
                                         100.0%

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                        PERCENTAGE
                                                SHARES     VALUE>>    OF NET ASSETS++
                                              ---------- ------------ ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
     Ambev SA, ADR...........................  5,984,451 $ 25,912,673       0.5%
     Petroleo Brasileiro SA..................  2,706,971   22,054,376       0.4%
     Petroleo Brasileiro SA, Sponsored ADR...  1,299,604   19,260,131       0.4%
     Vale SA.................................  3,260,013   49,677,633       0.9%
     Vale SA, Sponsored ADR..................  1,665,739   25,152,651       0.5%
     Other Securities........................             214,228,664       3.8%
                                                         ------------      ----
TOTAL BRAZIL.................................             356,286,128       6.5%
                                                         ------------      ----
CHILE -- (1.3%)
     Other Securities........................              72,439,006       1.3%
                                                         ------------      ----
CHINA -- (16.5%)
*    Alibaba Group Holding, Ltd., Sponsored
     ADR.....................................    527,081   74,993,085       1.4%
*    Baidu, Inc., Sponsored ADR..............    106,675   20,274,650       0.4%
     China Construction Bank Corp., Class H.. 41,584,590   32,999,317       0.6%
     China Mobile, Ltd., Sponsored ADR.......    902,501   42,011,422       0.8%
     CNOOC, Ltd., Sponsored ADR..............    104,426   17,674,100       0.3%
     Industrial & Commercial Bank of China,
     Ltd., Class H........................... 43,840,185   29,744,363       0.5%
     Ping An Insurance Group Co. of China,
     Ltd., Class H...........................  3,690,000   34,885,363       0.6%
     Tencent Holdings, Ltd...................  3,704,000  126,896,300       2.3%
     Other Securities........................             531,044,601       9.7%
                                                         ------------      ----
TOTAL CHINA..................................             910,523,201      16.6%
                                                         ------------      ----
COLOMBIA -- (0.4%)
     Other Securities........................              24,550,668       0.5%
                                                         ------------      ----
CZECH REPUBLIC -- (0.2%)
     Other Securities........................              10,527,316       0.2%
                                                         ------------      ----
EGYPT -- (0.1%)
     Other Securities........................               6,642,640       0.1%
                                                         ------------      ----
GREECE -- (0.3%)
     Other Securities........................              13,595,686       0.3%
                                                         ------------      ----
HUNGARY -- (0.5%)
     Other Securities........................              25,919,646       0.5%
                                                         ------------      ----
INDIA -- (12.5%)
     HDFC Bank, Ltd..........................  1,383,984   35,827,777       0.7%
     Hindustan Unilever, Ltd.................    992,915   21,735,775       0.4%
     Housing Development Finance Corp., Ltd..  1,388,536   33,180,190       0.6%
     Infosys, Ltd............................  3,610,458   33,342,563       0.6%
     Infosys, Ltd., Sponsored ADR............  1,695,776   16,058,999       0.3%
     ITC, Ltd................................  4,651,620   17,551,954       0.3%
     Reliance Industries, Ltd................  3,145,620   45,029,598       0.8%
     Tata Consultancy Services, Ltd..........  1,381,009   36,137,448       0.7%
     Other Securities........................             451,573,426       8.2%
                                                         ------------      ----
TOTAL INDIA..................................             690,437,730      12.6%
                                                         ------------      ----

THE EMERGING MARKETS SERIES

CONTINUED



                                                                                                         PERCENTAGE
                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                            ---------- ------------------------------- ---------------
INDONESIA -- (2.5%)
    Other Securities.......................................                     $139,829,513                 2.6%
                                                                                ------------                ----
MALAYSIA -- (3.2%)
    Public Bank Bhd........................................  3,656,014            21,506,227                 0.4%
    Other Securities.......................................                      153,972,522                 2.8%
                                                                                ------------                ----
TOTAL MALAYSIA.............................................                      175,478,749                 3.2%
                                                                                ------------                ----
MEXICO -- (3.7%)
#   America Movil S.A.B. de C.V............................ 48,207,854            34,862,633                 0.6%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,198,435            18,406,051                 0.3%
    Other Securities.......................................                      151,500,631                 2.8%
                                                                                ------------                ----
TOTAL MEXICO...............................................                      204,769,315                 3.7%
                                                                                ------------                ----
PERU -- (0.3%)
    Other Securities.......................................                       18,255,413                 0.3%
                                                                                ------------                ----
PHILIPPINES -- (1.4%)
    Other Securities.......................................                       75,206,261                 1.4%
                                                                                ------------                ----
POLAND -- (1.6%)
    Other Securities.......................................                       88,729,398                 1.6%
                                                                                ------------                ----
RUSSIA -- (1.8%)
    Sberbank of Russia PJSC, Sponsored ADR.................  1,818,206            21,393,792                 0.4%
    Other Securities.......................................                       78,634,155                 1.4%
                                                                                ------------                ----
TOTAL RUSSIA...............................................                      100,027,947                 1.8%
                                                                                ------------                ----
SOUTH AFRICA -- (7.0%)
    Absa Group, Ltd........................................  2,001,955            20,228,326                 0.4%
    FirstRand, Ltd.........................................  4,821,116            21,057,002                 0.4%
    MTN Group, Ltd.........................................  3,510,155            20,383,222                 0.4%
    Naspers, Ltd., Class N.................................    314,943            55,241,268                 1.0%
#   Sasol, Ltd., Sponsored ADR.............................    771,710            25,096,009                 0.5%
    Standard Bank Group, Ltd...............................  2,064,368            22,871,578                 0.4%
    Other Securities.......................................                      223,029,259                 4.0%
                                                                                ------------                ----
TOTAL SOUTH AFRICA.........................................                      387,906,664                 7.1%
                                                                                ------------                ----
SOUTH KOREA -- (16.2%)
    Hana Financial Group, Inc..............................    480,370            16,181,560                 0.3%
    NAVER Corp.............................................    188,950            19,028,084                 0.4%
    POSCO..................................................     70,065            16,037,381                 0.3%
    Samsung Electronics Co., Ltd...........................  4,912,950           183,920,164                 3.4%
    Samsung Electronics Co., Ltd., GDR.....................     52,509            49,046,747                 0.9%
    SK Hynix, Inc..........................................    821,484            49,474,161                 0.9%
    SK Innovation Co., Ltd.................................     95,381            17,900,149                 0.3%
    Other Securities.......................................                      543,278,065                 9.9%
                                                                                ------------                ----
TOTAL SOUTH KOREA..........................................                      894,866,311                16.4%
                                                                                ------------                ----
TAIWAN -- (15.0%)
    Hon Hai Precision Industry Co., Ltd.................... 10,525,322            26,792,716                 0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 23,066,808           173,171,342                 3.2%

THE EMERGING MARKETS SERIES

CONTINUED



                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.  1,815,491         $   69,170,207                 1.3%
      Uni-President Enterprises Corp..............................  6,976,033             16,908,873                 0.3%
      Other Securities............................................                       544,094,745                 9.9%
                                                                                      --------------               -----
TOTAL TAIWAN......................................................                       830,137,883                15.2%
                                                                                      --------------               -----
THAILAND -- (3.5%)
      PTT PCL..................................................... 16,434,000             25,283,077                 0.5%
      Other Securities............................................                       167,457,103                 3.0%
                                                                                      --------------               -----
TOTAL THAILAND....................................................                       192,740,180                 3.5%
                                                                                      --------------               -----
TURKEY -- (1.0%)
      Other Securities............................................                        52,541,121                 1.0%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,271,410,776                96.4%
                                                                                      --------------               -----
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
      Banco Bradesco SA...........................................  1,913,426             17,635,500                 0.3%
      Itau Unibanco Holding SA....................................  4,000,827             52,946,589                 1.0%
      Petroleo Brasileiro SA......................................  2,860,161             21,227,367                 0.4%
      Other Securities............................................                        23,947,297                 0.4%
                                                                                      --------------               -----
TOTAL BRAZIL......................................................                       115,756,753                 2.1%
                                                                                      --------------               -----
CHILE -- (0.0%)
      Other Security..............................................                         1,222,655                 0.0%
                                                                                      --------------               -----
COLOMBIA -- (0.1%)
      Other Securities............................................                         4,687,762                 0.1%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                       121,667,170                 2.2%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            64,532                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,393,142,478
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund.............................. 11,686,417            135,211,841                 2.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%) (Cost $4,213,118,395).................                    $5,528,354,319               101.1%
                                                                                      ==============               =====

As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                             UNREALIZED
                                              NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                   CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                   --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)...............    650     12/21/18  $33,568,522 $31,092,750  $(2,475,772)

THE EMERGING MARKETS SERIES

CONTINUED





                                                                                          UNREALIZED
                                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini Index....................    148     12/21/18  $20,291,986 $20,062,140  $  (229,846)
                                                                ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...................                      $53,860,508 $51,154,890  $(2,705,618)
                                                                =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------------
                                               LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                           --------------  -------------- ------- --------------
Common Stocks
   Brazil................................. $  356,286,128              --     --  $  356,286,128
   Chile..................................     35,231,301  $   37,207,705     --      72,439,006
   China..................................    235,305,225     675,217,976     --     910,523,201
   Colombia...............................     24,550,668              --     --      24,550,668
   Czech Republic.........................             --      10,527,316     --      10,527,316
   Egypt..................................        525,244       6,117,396     --       6,642,640
   Greece.................................             --      13,595,686     --      13,595,686
   Hungary................................             --      25,919,646     --      25,919,646
   India..................................     31,299,929     659,137,801     --     690,437,730
   Indonesia..............................      5,243,380     134,586,133     --     139,829,513
   Malaysia...............................             --     175,478,749     --     175,478,749
   Mexico.................................    204,769,315              --     --     204,769,315
   Peru...................................     18,255,413              --     --      18,255,413
   Philippines............................      1,930,141      73,276,120     --      75,206,261
   Poland.................................             --      88,729,398     --      88,729,398
   Russia.................................     14,273,976      85,753,971     --     100,027,947
   South Africa...........................     49,660,256     338,246,408     --     387,906,664
   South Korea............................     20,763,847     874,102,464     --     894,866,311
   Taiwan.................................     79,974,202     750,163,681     --     830,137,883
   Thailand...............................    192,740,180              --     --     192,740,180
   Turkey.................................        381,004      52,160,117     --      52,541,121
Preferred Stocks
   Brazil.................................    115,756,753              --     --     115,756,753
   Chile..................................             --       1,222,655     --       1,222,655
   Colombia...............................      4,687,762              --     --       4,687,762
Rights/Warrants
   Chile..................................             --          18,544     --          18,544
   Taiwan.................................             --          38,776     --          38,776
   Thailand...............................             --           7,212     --           7,212
Securities Lending Collateral.............             --     135,211,841     --     135,211,841
Futures Contracts**.......................     (2,705,618)             --     --      (2,705,618)
                                           --------------  -------------- ------  --------------
TOTAL..................................... $1,388,929,106  $4,136,719,595     --  $5,525,648,701
                                           ==============  ============== ======  ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE EMERGING
                                                                                                  MARKETS
                                                                                                  SERIES*
                                                                                                ------------
ASSETS:
Investments at Value (including $230,914 of securities on loan, respectively)..................  $5,393,142
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $135,201).     135,212
Segregated Cash for Futures Contracts..........................................................       2,578
Foreign Currencies at Value....................................................................      27,579
Cash...........................................................................................      51,986
Receivables:
   Dividends, Interest and Tax Reclaims........................................................       5,006
   Securities Lending Income...................................................................         406
   Futures Margin Variation....................................................................         549
                                                                                                 ----------
       Total Assets............................................................................   5,616,458
                                                                                                 ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................................     135,214
   Investment Securities Purchased.............................................................      10,731
   Due to Advisor..............................................................................         472
Accrued Expenses and Other Liabilities.........................................................         392
                                                                                                 ----------
       Total Liabilities.......................................................................     146,809
                                                                                                 ----------
NET ASSETS.....................................................................................  $5,469,649
                                                                                                 ==========
Investments at Cost............................................................................  $4,077,917
                                                                                                 ==========
Foreign Currencies at Cost.....................................................................  $   27,762
                                                                                                 ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                   THE EMERGING
                                                                     MARKETS
                                                                     SERIES#
                                                                   ------------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $19,000)..........  $ 152,477
    Income from Securities Lending................................      5,675
                                                                    ---------
           Total Investment Income................................    158,152
                                                                    ---------
 EXPENSES
    Investment Management Fees....................................      6,237
    Accounting & Transfer Agent Fees..............................        261
    Custodian Fees................................................      1,790
    Directors'/Trustees' Fees & Expenses..........................         28
    Professional Fees.............................................        305
    Other.........................................................        192
                                                                    ---------
           Total Expenses.........................................      8,813
                                                                    ---------
    Fees Paid Indirectly (Note C).................................       (554)
                                                                    ---------
    Net Expenses..................................................      8,259
                                                                    ---------
    NET INVESTMENT INCOME (LOSS)..................................    149,893
                                                                    ---------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold**..............................     83,224
        Affiliated Investment Companies Shares Sold...............        (12)
        Futures...................................................     (2,079)
        Foreign Currency Transactions.............................     (1,530)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency................   (948,414)
        Affiliated Investment Companies Shares....................          7
        Futures...................................................     (3,369)
        Translation of Foreign Currency Denominated Amounts.......        (32)
                                                                    ---------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................   (872,205)
                                                                    ---------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(722,312)
                                                                    =========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                    THE EMERGING MARKETS
                                                                                           SERIES
                                                                                  -----------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2018         2017
                                                                                  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   149,893  $  128,502
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........................................      83,224      (7,795)
       Affiliated Investment Companies Shares Sold...............................         (12)         (8)
       Futures...................................................................      (2,079)      8,355
       Foreign Currency Transactions.............................................      (1,530)        (35)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (948,414)  1,213,036
       Affiliated Investment Companies Shares....................................           7         (19)
       Futures...................................................................      (3,369)        929
       Translation of Foreign Currency Denominated Amounts.......................         (32)        (69)
                                                                                  -----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    (722,312)  1,342,896
                                                                                  -----------  ----------
Transactions in Interest:
   Contributions.................................................................     667,220     738,457
   Withdrawals...................................................................  (1,198,466)   (355,877)
                                                                                  -----------  ----------
          Net Increase (Decrease) from Transactions in Interest..................    (531,246)    382,580
                                                                                  -----------  ----------
          Total Increase (Decrease) in Net Assets................................  (1,253,558)  1,725,476
NET ASSETS
   Beginning of Year.............................................................   6,723,207   4,997,731
                                                                                  -----------  ----------
   End of Year................................................................... $ 5,469,649  $6,723,207
                                                                                  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               THE EMERGING MARKETS SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly)................................................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................................         12%           8%          5%          9%           5%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Emerging Markets Series (the "Series"), is presented in this report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% average daily net assets for the Series.

EARNED INCOME CREDIT:

   Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       The Emerging Markets Series............................    $554

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          The Emerging Markets Series............................ $154

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                  OTHER INVESTMENT SECURITIES
                                                 ----------------------------
                                                   PURCHASES       SALES
                                                 -----------    -------------
        The Emerging Markets Series.............  $745,874      $1,110,431

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                    NET        CHANGE IN
                                                  REALIZED    UNREALIZED                    SHARES AS OF
                BALANCE   PURCHASES   PROCEEDS  GAIN/ (LOSS) APPRECIATION/    BALANCE AT    OCTOBER 31,  DIVIDEND CAPITAL GAIN
              AT 10/31/17  AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018     2018      INCOME  DISTRIBUTIONS
              ----------- ---------- ---------- ------------ ------------- ---------------- ------------ -------- -------------
THE
  EMERGING
  MARKETS
  SERIES
The DFA
  Short Term
  Investment
  Fund.......  $202,669   $1,518,860 $1,586,312     $(12)         $7           $135,212        11,686     $4,144          --
               --------   ---------- ----------     ----          --           --------        ------     ------    --------
TOTAL          $202,669   $1,518,860 $1,586,312     $(12)         $7           $135,212        11,686     $4,144          --
               ========   ========== ==========     ====          ==           ========        ======     ======    ========

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                         42TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
The Emerging Markets Series............. $4,213,118  $1,784,917    $(472,387)     $1,312,530

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                         FUTURES
                                                         -------
                The Emerging Markets Series............. $44,889

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                               LIABILITY DERIVATIVES VALUE
                                             ------------------------------
                                              TOTAL VALUE AT      EQUITY
                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                             ---------------- --------------
    The Emerging Markets Series.............     $(2,706)        $(2,706)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for year ended October 31, 2018 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                           DERIVATIVES
                                                      ---------------------
                                                                   EQUITY
                                                       TOTAL    CONTRACTS (1)
                                                      -------   -------------
   The Emerging Markets Series....................... $(2,079)     $(2,079)

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                      (DEPRECIATION) ON DERIVATIVES
                                                    --------------------------------
                                                                      EQUITY
                                                        TOTAL        CONTRACTS (2)
                                                    ---------    -----------------
 The Emerging Markets Series.......................  $(3,369)         $(3,369)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                               ------------- ------------ ------------ -------- ---------------
The Emerging Markets Series...     2.21%       $20,086         11        $12       $117,083

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that the Series' available line of credit was used.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

      PORTFOLIO                      PURCHASES SALES  REALIZED GAIN (LOSS)
      ---------                      --------- ------ --------------------
      The Emerging Markets Series...  $6,305   $2,737        $(757)

J. SECURITIES LENDING:

   As of October 31, 2018, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
          The Emerging Markets Series....................... $109,544

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS THE EMERGING MARKETS SERIES
   Common Stocks............................................ $135,211,841     --         --         --    $135,211,841

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Emerging Markets Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The Emerging Markets Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                         TERM OF                                           PORTFOLIOS WITHIN
                                        OFFICE/1/ AND                                        THE DFA FUND
NAME, ADDRESS AND                       LENGTH OF             PRINCIPAL OCCUPATION            COMPLEX/2/
YEAR OF BIRTH               POSITION     SERVICE              DURING PAST 5 YEARS              OVERSEEN
-----------------          ------------ -----------    ----------------------------------- ------------------
George M. Constantinides   Director of  DFADIG-        Leo Melamed Professor of            128 portfolios in
University of Chicago      DFAIDG       Since 1983     Finance, University of Chicago      4 investment
Booth School of Business   and DIG      DIG-           Booth School of Business (since     companies
5807 S. Woodlawn Avenue    Trustee of   Since 1993     1978).
Chicago, IL 60637          DFAITC       DFAITC-
1947                       and DEM      Since 1992
                                        DEM-
                                        Since 1993
Douglas W. Diamond         Director of  DFADIG-        Merton H. Miller Distinguished      128 portfolios in
University of Chicago      DFAIDG       Since June     Service Professor of Finance,       4 investment
Booth School of Business   and DIG      2017 DIG-      University of Chicago Booth         companies
5807 S. Woodlawn Avenue    Trustee of   Since June     School of Business (since 1988).
Chicago, IL 60637          DFAITC       2017           Visiting Scholar, Federal Reserve
1953                       and DEM      DFAITC-        Bank of Richmond (since 1990).
                                        Since June     Formerly, Fischer Black Visiting
                                        2017           Professor of Financial Economics,
                                        DEM-           Alfred P. Sloan School of
                                        Since June     Management, Massachusetts
                                        2017           Institute of Technology (2015 to
                                                       2016).
Roger G. Ibbotson Yale     Director of  DFADIG-        Professor in Practice Emeritus of   128 portfolios in
School of Management       DFAIDG       Since 1981     Finance, Yale School of             4 investment
P.O. Box 208200 New        and DIG      DIG-           Management (since 1984).            companies
Haven, CT 06520- 8200      Trustee of   Since 1993     Chairman, CIO and Partner, Zebra
1943                       DFAITC       DFAITC-        Capital Management, LLC (hedge
                           and DEM      Since 1992     fund and asset manager) (since
                                        DEM-           2001). Formerly, Consultant to
                                        Since 1993     Morningstar, Inc. (2006--2016).
Edward P. Lazear Stanford  Director of  DFADIG-        Distinguished Visiting Fellow,      128 portfolios in
University Graduate        DFAIDG       Since 2010     Becker Friedman Institute for       4 investment
School of Business Knight  and DIG      DIG-           Research in Economics, University   companies
Management Center, E346    Trustee of   Since 2010     of Chicago (since 2015). Morris
Stanford, CA 94305         DFAITC       DFAITC-        Arnold Cox Senior Fellow, Hoover
1948                       and DEM      Since 2010     Institution (since 2002). Jack
                                        DEM-           Steele Parker Professor of Human
                                        Since 2010     Resources Management and
                                                       Economics, Graduate School of
                                                       Business, Stanford University
                                                       (since 1995). Cornerstone Research
                                                       (expert testimony and economic
                                                       and financial analysis) (since
                                                       2009).
Myron S. Scholes c/o       Director of  DFADIG-        Chief Investment Strategist, Janus  128 portfolios in
Dimensional Fund           DFAIDG       Since 1981     Henderson Investors (since 2014).   4 investment
Advisors LP 6300 Bee       and DIG      DIG-           Frank E. Buck Professor of          companies
Cave Road, Building One    Trustee of   Since 1993     Finance, Emeritus, Graduate
Austin, TX 78746           DFAITC       DFAITC-        School of Business, Stanford
1941                       and DEM      Since 1992     University (since 1981).
                                        DEM-
                                        Since 1993



                           OTHER DIRECTORSHIPS
                           OF PUBLIC COMPANIES
NAME, ADDRESS AND             HELD DURING
YEAR OF BIRTH                 PAST 5 YEARS
-----------------          --------------------
George M. Constantinides   None
University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947


Douglas W. Diamond         None
University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1953






Roger G. Ibbotson Yale     None
School of Management
P.O. Box 208200 New
Haven, CT 06520- 8200
1943



Edward P. Lazear Stanford  None
University Graduate
School of Business Knight
Management Center, E346
Stanford, CA 94305
1948








Myron S. Scholes c/o       Formerly, Adviser,
Dimensional Fund           Kuapay, Inc. (2013-
Advisors LP 6300 Bee       2014). Formerly,
Cave Road, Building One    Director, American
Austin, TX 78746           Century Fund
1941                       Complex
                           (registered
                           investment
                           companies) (43
                           Portfolios) (1980-
                           2014).

                                         TERM OF                                                 PORTFOLIOS WITHIN
                                        OFFICE/1/ AND                                              THE DFA FUND
NAME, ADDRESS AND                       LENGTH OF                                                   COMPLEX/2/
YEAR OF BIRTH               POSITION     SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS      OVERSEEN
-----------------          ------------ -----------    ----------------------------------------  ------------------
Abbie J. Smith University  Director of  DFADIG-            Boris and Irene Stern                 128 portfolios in
of Chicago Booth School    DFAIDG       Since 2000         Distinguished Service Professor       4 investment
of Business                and DIG      DIG-               of Accounting, University of          companies
5807 S. Woodlawn Avenue    Trustee of   Since 2000         Chicago Booth School of
Chicago, IL 60637          DFAITC       DFAITC-            Business (since 1980).
1953                       and DEM      Since 2000
                                        DEM-
                                        Since 2000











                             OTHER DIRECTORSHIPS
                           OF PUBLIC COMPANIES HELD
NAME, ADDRESS AND                  DURING
YEAR OF BIRTH                   PAST 5 YEARS
-----------------          -------------------------
Abbie J. Smith University  Director (since 2000)
of Chicago Booth School    and formerly, Lead
of Business                Director (May 2014 -
5807 S. Woodlawn Avenue    May 2017), HNI
Chicago, IL 60637          Corporation (formerly
1953                       known as HON
                           Industries Inc.) (office
                           furniture); Director,
                           Ryder System Inc.
                           (transportation,
                           logistics and supply-
                           chain management)
                           (since 2003); and
                           Trustee, UBS Funds (3
                           investment companies
                           within the fund
                           complex) (21
                           portfolios) (since
                           2009).

INTERESTED TRUSTEE/DIRECTOR*

                                    TERM OF                                                   PORTFOLIOS WITHIN
                                   OFFICE/1/ AND                                                THE DFA FUND
NAME, ADDRESS AND                  LENGTH OF                                                     COMPLEX/2/
YEAR OF BIRTH          POSITION     SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS       OVERSEEN
-----------------     ------------ -----------    ------------------------------------------- ------------------
David G. Booth        Chairman     DFADIG-        Chairman, Director/Trustee, and formerly,   128 portfolios in
6300 Bee Cave Road,   and          Since 1981     President and Co-Chief Executive Officer    4 investment
Building One Austin,  Director of  DIG- Since     (each until March 2017) of Dimensional      companies
TX 78746              DFAIDG       1992           Emerging Markets Value Fund ("DEM"),
1946                  and DIG      DFAITC-        DFAIDG, Dimensional Investment Group
                      Trustee of   Since 1992     Inc. ("DIG") and The DFA Investment
                      DFAITC       DEM-           Trust Company ("DFAITC"). Executive
                      and DEM      Since 1993     Chairman, and formerly, President and
                                                  Co-Chief Executive Officer (each until
                                                  February 2017) of Dimensional Holdings
                                                  Inc., Dimensional Fund Advisors LP and
                                                  DFA Securities LLC (collectively with
                                                  DEM, DFAIDG, DIG and DFAITC, the
                                                  "DFA Entities"). Formerly, Chairman and
                                                  Director (2009-2018), Co-Chief Executive
                                                  Officer (2010 - June 2017) of Dimensional
                                                  Fund Advisors Canada ULC. Trustee,
                                                  University of Chicago (since 2002).
                                                  Trustee, University of Kansas Endowment
                                                  Association (since 2005). Formerly,
                                                  Director of Dimensional Fund Advisors
                                                  Ltd. (2002 - July 2017), DFA Australia
                                                  Limited (1994 - July 2017), Dimensional
                                                  Advisors Ltd. (2012 - July 2017),
                                                  Dimensional Funds plc (2006 - July 2017)
                                                  and Dimensional Funds II plc (2006 - July
                                                  2017). Formerly, Director and President of
                                                  Dimensional Japan Ltd. (2012 - April
                                                  2017). Formerly, President, Dimensional
                                                  SmartNest (US) LLC (2009-2014); and
                                                  Limited Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly, Chairman,
                                                  Director, President and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd. (2010-September
                                                  2017).

                      OTHER DIRECTORSHIPS
                      OF PUBLIC COMPANIES
NAME, ADDRESS AND        HELD DURING
YEAR OF BIRTH            PAST 5 YEARS
-----------------     -------------------
David G. Booth               None
6300 Bee Cave Road,
Building One Austin,
TX 78746
1946
































/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
/*/ The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND                               LENGTH OF
YEAR OF BIRTH          POSITION        SERVICE    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------     -------------------- ---------  ----------------------------------------
Valerie A. Brown  Vice President and    Since      Vice President and Assistant
1967              Assistant Secretary   2001       Secretary of

                                                      .  all the DFA Entities (since
                                                         2001)

                                                      .  DFA Australia Limited (since
                                                         2002)

                                                      .  Dimensional Fund Advisors Ltd.
                                                         (since 2002)

                                                      .  Dimensional Cayman Commodity
                                                         Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte.
                                                         Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited
                                                         (since 2012)

                                                   Director, Vice President and
                                                   Assistant Secretary (since 2003) of

                                                      .  Dimensional Fund Advisors
                                                         Canada ULC

David P. Butler   Co-Chief              Since      Co-Chief Executive Officer (since
1964              Executive Officer     2017       2017) of

                                                      .  all the DFA entities

                                                   Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors
                                                         Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                      .  DFA Australia Limited

                                                   Director and Co-Chief Executive
                                                   Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity
                                                         Fund I Ltd.

                                                   Head of Global Financial Advisor
                                                   Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                   Formerly, Vice President (2007 -
                                                   2017) of

                                                      .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since      Executive Vice President (since 2017)
1972              President             2017       of

                                                      .  all the DFA entities

                                                   Director and Vice President (since
                                                   2016) of

                                                      .  Dimensional Japan Ltd.

                                                   President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors
                                                         Canada ULC

                                                   Vice President (since 2008) and
                                                   Director (since 2016) of

                                                      .  DFA Australia Limited

                                                   Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte.
                                                         Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                   Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte.
                                                         Ltd.

                                                   Head of Global Institutional Services
                                                   (since 2014) for

                                                      .  Dimensional Fund Advisors LP

                                                   Formerly, Vice President (2004 -
                                                   2017) of

                                                      .  all the DFA Entities

                                                   Formerly, Vice President (2010 -
                                                   2016) of

                                                      .  Dimensional Fund Advisors
                                                         Canada ULC

                                                   Formerly, Head of Institutional,
                                                   North America (2012 - 2013) for

                                                      .  Dimensional Fund Advisors LP

Christopher S. Crossan                 Vice President and     Since     Vice President and Global Chief
1965                                   Global Chief            2004     Compliance Officer (since 2004) of
                                       Compliance Officer
                                                                            .  all the DFA Entities

                                                                            .  DFA Australia Limited

                                                                            .  Dimensional Fund Advisors Ltd.

                                                                        Chief Compliance Officer (since 2006)
                                                                        and Chief Privacy Officer (since
                                                                        2015) of

                                                                            .  Dimensional Fund Advisors
                                                                               Canada ULC

                                                                        Chief Compliance Officer of

                                                                            .  Dimensional Fund Advisors Pte.
                                                                               Ltd. (since 2012)

                                                                            .  Dimensional Japan Ltd. (since
                                                                               2017)

                                                                        Formerly, Vice President and Global
                                                                        Chief Compliance Officer (2010 -
                                                                        2014) for

                                                                            .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle                      Vice President,         Vice     Vice President, Chief Financial
1958                                   Chief Financial      President   Officer, and Treasurer (since 2016) of
                                       Officer, and         since 2015
                                       Treasurer            and Chief       .  all the DFA Entities
                                                            Financial
                                                             Officer        .  Dimensional Advisors Ltd.
                                                               and
                                                            Treasurer       .  Dimensional Fund Advisors Ltd.
                                                            since 2016
                                                                            .  Dimensional Hong Kong Limited

                                                                            .  Dimensional Cayman Commodity
                                                                               Fund I Ltd.

                                                                            .  Dimensional Fund Advisors
                                                                               Canada ULC

                                                                            .  Dimensional Fund Advisors Pte.
                                                                               Ltd.

                                                                            .  DFA Australia Limited

                                                                        Director (since 2016) for

                                                                            .  Dimensional Funds plc

                                                                            .  Dimensional Funds II plc

                                                                        Formerly, interim Chief Financial
                                                                        Officer and interim Treasurer
                                                                        (2016) of

                                                                            .  all the DFA Entities

                                                                            .  Dimensional Fund Advisors LP

                                                                            .  Dimensional Fund Advisors Ltd.

                                                                            .  DFA Australia Limited

                                                                            .  Dimensional Advisors Ltd.

                                                                            .  Dimensional Fund Advisors Pte.
                                                                               Ltd.

                                                                            .  Dimensional Hong Kong Limited

                                                                            .  Dimensional Cayman Commodity
                                                                               Fund I Ltd.

                                                                            .  Dimensional Fund Advisors
                                                                               Canada ULC

                                                                        Formerly, Controller (2015 - 2016) of

                                                                            .  all the DFA Entities

                                                                            .  Dimensional Fund Advisors LP

                                                                        Formerly, Vice President (2008 -
                                                                        2015) of

                                                                            .  T. Rowe Price Group, Inc.

                                                                            .  Formerly, Director of
                                                                               Investment Treasury and
                                                                               Treasurer (2008 - 2015) of

                                                                            .  the T. Rowe Price Funds

Jeff J. Jeon                           Vice President and      Vice     Vice President (since 2004) and
1973                                   Assistant Secretary  President   Assistant Secretary (since 2017) of
                                                            since 2004
                                                               and          .  all the DFA Entities
                                                            Assistant
                                                            Secretary   Vice President and Assistant
                                                            since 2017  Secretary (since 2010) of

                                                                            .  Dimensional Cayman Commodity
                                                                               Fund I Ltd.

Joy Lopez                              Vice President and      Vice     Vice President (since 2015) of
1971                                   Assistant Treasurer  President
                                                            since 2015      .  all the DFA Entities
                                                               and
                                                            Assistant   Assistant Treasurer (since 2017) of
                                                            Treasurer
                                                            since 2017      .  the DFA Fund Complex

                                                                        Formerly, Senior Tax Manager (2013 -
                                                                        2015) for

                                                                            .  Dimensional Fund Advisors LP

Kenneth M. Manell                      Vice President         Since     Vice President (since 2010) of
1972                                                           2010
                                                                            .  all the DFA Entities

                                                                            .  Dimensional Cayman Commodity
                                                                               Fund I Ltd.

Catherine L. Newell  President and       President   President (since 2017) of
1964                 General Counsel     since 2017
                                            and          .  the DFA Fund Complex
                                          General
                                          Counsel    General Counsel (since 2001) of
                                         since 2001
                                                         .  All the DFA Entities

                                                     Executive Vice President (since 2017)
                                                     and Secretary (since 2000) of

                                                         .  Dimensional Fund Advisors LP

                                                         .  Dimensional Holdings Inc.

                                                         .  DFA Securities LLC

                                                         .  Dimensional Investment LLC

                                                     Director (since 2002), Vice President
                                                     (since 1997) and Secretary (since
                                                     2002) of

                                                         .  DFA Australia Limited

                                                         .  Dimensional Fund Advisors Ltd.

                                                     Vice President and Secretary of

                                                         .  Dimensional Fund Advisors
                                                            Canada ULC (since 2003)

                                                         .  Dimensional Cayman Commodity
                                                            Fund I Ltd. (since 2010)

                                                         .  Dimensional Japan Ltd. (since
                                                            2012)

                                                         .  Dimensional Advisors Ltd.
                                                            (since 2012)

                                                         .  Dimensional Fund Advisors Pte.
                                                            Ltd. (since 2012)

                                                     Director of

                                                         .  Dimensional Funds plc (since
                                                            2002)

                                                         .  Dimensional Funds II plc
                                                            (since 2006)

                                                         .  Director of Dimensional Japan
                                                            Ltd. (since 2012)

                                                         .  Dimensional Advisors Ltd.
                                                            (since 2012)

                                                         .  Dimensional Fund Advisors Pte.
                                                            Ltd. (since 2012)

                                                         .  Dimensional Hong Kong Limited
                                                            (since 2012)

                                                     Formerly, Vice President and
                                                     Secretary (2010 - 2014) of

                                                         .  Dimensional SmartNest (US) LLC

                                                     Formerly, Vice President (1997 -
                                                     2017) and Secretary (2000 - 2017) of

                                                         .  the DFA Fund Complex

                                                     Formerly, Vice President of

                                                         .  Dimensional Fund Advisors LP
                                                            (1997 - 2017)

                                                         .  Dimensional Holdings Inc.
                                                            (2006 - 2017)

                                                         .  DFA Securities LLC (1997 -
                                                            2017)

                                                         .  Dimensional Investment LLC
                                                            (2009 - 2017)


Selwyn Notelovitz    Vice President and    Since     Vice President and Deputy Chief
1961                 Deputy Chief           2013     Compliance Officer of
                     Compliance Officer
                                                         .  the DFA Fund Complex (since
                                                            2013)

                                                         .  Dimensional Fund Advisors LP
                                                            (since 2012)

Carolyn L. O         Vice President and     Vice     Vice President (since 2010) and
1974                 Secretary           President   Secretary (since 2017) of
                                         since 2010
                                            and          .  the DFA Fund Complex
                                         Secretary
                                         since 2017  Vice President (since 2010) and
                                                     Assistant Secretary (since 2016) of

                                                         .  Dimensional Fund Advisors LP

                                                         .  Dimensional Holdings Inc.

                                                         .  Dimensional Investment LLC
                                                            Vice President of

                                                         .  DFA Securities LLC (since 2010)

                                                         .  Dimensional Cayman Commodity
                                                            Fund I Ltd. (since 2010)

                                                         .  Dimensional Fund Advisors
                                                            Canada ULC (since 2016)

Gerard K. O'Reilly                     Co-Chief Executive Officer and Chief    Co-Chief   Co-Chief Executive Officer and Chief
1976                                   Investment Officer                     Executive   Investment Officer (since 2017) of
                                                                               Officer
                                                                              and Chief       .  all the DFA Entities
                                                                              Investment
                                                                               Officer        .  Dimensional Fund Advisors
                                                                              since 2017         Canada ULC

                                                                                          Director, Chief Investment Officer
                                                                                          and Vice President (since 2017) of

                                                                                              .  DFA Australia Limited

                                                                                          Chief Investment Officer (since 2017)
                                                                                          and Vice President (since 2016) of

                                                                                              .  Dimensional Japan Ltd.

                                                                                          Director, Co-Chief Executive Officer
                                                                                          and Chief Investment Officer (since
                                                                                          2017) of

                                                                                              .  Dimensional Cayman Commodity
                                                                                                 Fund I Ltd.

                                                                                          Director of

                                                                                              .  Dimensional Funds plc (since
                                                                                                 2014)

                                                                                              .  Dimensional Fund II plc (since
                                                                                                 2014)

                                                                                              .  Dimensional Holdings Inc.
                                                                                                 (since 2017)

                                                                                          Formerly, Co-Chief Investment Officer
                                                                                          of

                                                                                              .  Dimensional Japan Ltd. (2016 -
                                                                                                 2017)

                                                                                              .  DFA Australia Limited (2014 -
                                                                                                 2017)

                                                                                          Formerly, Executive Vice President
                                                                                          (2017) and Co-Chief Investment
                                                                                          Officer (2014 - 2017) of

                                                                                              .  all the DFA Entities

                                                                                          Formerly, Vice President (2007 -
                                                                                          2017) of

                                                                                              .  all the DFA Entities

                                                                                          Formerly, Vice President and Co-Chief
                                                                                          Investment Officer (2014 - 2017) of

                                                                                              .  Dimensional Fund Advisors
                                                                                                 Canada ULC

                                                                                          Formerly, Director of

                                                                                              .  Dimensional Fund Advisors Pte.
                                                                                                 Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                         QUALIFYING
                                                                                             FOR
                  NET                                                                     CORPORATE
DIMENSIONAL   INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                             DIVIDENDS   QUALIFYING     U.S.
INVESTMENT      INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND   GOVERNMENT
GROUP INC.   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2) INTEREST (3)
-----------  ------------- ------------- ------------- ------- ---------- ------------- ------------- ---------- ------------
Emerging
 Markets
 Portfolio
 II.........       0%            0%            0%         0%       0%           0%           100%        100%         0%

                                              QUALIFYING
                                                SHORT-
DIMENSIONAL   FOREIGN    FOREIGN   QUALIFYING    TERM
INVESTMENT      TAX       SOURCE    INTEREST   CAPITAL
GROUP INC.   CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
-----------  ---------- ---------- ---------- ----------
Emerging
 Markets
 Portfolio
 II.........     0%        100%        0%         0%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of _Qualifying Dividend Income_ as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

  LOGO                                                         DFA103118-011A
                                                                     00218726

                                                                         LOGO

ANNUAL REPORT

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA ONE-YEAR FIXED INCOME PORTFOLIO     DFA LTIP PORTFOLIO

DFA TWO-YEAR GLOBAL FIXED INCOME        DFA INFLATION-PROTECTED SECURITIES
PORTFOLIO                               PORTFOLIO

DFA SELECTIVELY HEDGED GLOBAL FIXED     DFA SHORT-DURATION REAL RETURN
INCOME PORTFOLIO                        PORTFOLIO

DFA FIVE-YEAR GLOBAL FIXED INCOME       DFA MUNICIPAL REAL RETURN PORTFOLIO
PORTFOLIO

DFA WORLD EX U.S. GOVERNMENT FIXED      DFA CALIFORNIA MUNICIPAL REAL RETURN
INCOME PORTFOLIO                        PORTFOLIO

DFA SHORT-TERM GOVERNMENT PORTFOLIO     DFA MUNICIPAL BOND PORTFOLIO

DFA INTERMEDIATE GOVERNMENT FIXED       DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
INCOME PORTFOLIO

DFA SHORT-TERM EXTENDED QUALITY         DFA INTERMEDIATE-TERM MUNICIPAL BOND
PORTFOLIO                               PORTFOLIO

DFA INTERMEDIATE-TERM EXTENDED QUALITY  DFA CALIFORNIA SHORT-TERM MUNICIPAL
PORTFOLIO                               BOND PORTFOLIO

DFA TARGETED CREDIT PORTFOLIO           DFA CALIFORNIA INTERMEDIATE-TERM
                                        MUNICIPAL BOND PORTFOLIO

DFA GLOBAL CORE PLUS FIXED INCOME       DFA NY MUNICIPAL BOND PORTFOLIO
PORTFOLIO

DFA INVESTMENT GRADE PORTFOLIO          DFA MN MUNICIPAL BOND PORTFOLIO

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

DFA TWO-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GOVERNMENT PORTFOLIO

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                         /s/ David Butler
DAVID BUTLER                             GERARD O'REILLY
Co-Chief Executive Officer               Co-Chief Executive Officer and
                                         Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  16
      Disclosure of Fund Expenses.......................................  24
      Disclosure of Portfolio Holdings..................................  28
      Schedules of Investments
          DFA One-Year Fixed Income Portfolio...........................  30
          DFA Two-Year Global Fixed Income Portfolio....................  36
          DFA Selectively Hedged Global Fixed Income Portfolio..........  42
          DFA Five-Year Global Fixed Income Portfolio...................  50
          DFA World ex U.S. Government Fixed Income Portfolio...........  58
          DFA Short-Term Government Portfolio...........................  61
          DFA Intermediate Government Fixed Income Portfolio............  63
          DFA Short-Term Extended Quality Portfolio.....................  65
          DFA Intermediate-Term Extended Quality Portfolio..............  76
          DFA Targeted Credit Portfolio.................................  84
          DFA Global Core Plus Fixed Income Portfolio...................  95
          DFA Investment Grade Portfolio................................ 111
          DFA Diversified Fixed Income Portfolio........................ 126
          DFA LTIP Portfolio............................................ 127
          DFA Inflation-Protected Securities Portfolio.................. 128
          DFA Short-Duration Real Return Portfolio...................... 129
          DFA Municipal Real Return Portfolio........................... 140
          DFA California Municipal Real Return Portfolio................ 152
          DFA Municipal Bond Portfolio.................................. 158
          DFA Short-Term Municipal Bond Portfolio....................... 170
          DFA Intermediate-Term Municipal Bond Portfolio................ 184
          DFA California Short-Term Municipal Bond Portfolio............ 200
          DFA California Intermediate-Term Municipal Bond Portfolio..... 208
          DFA NY Municipal Bond Portfolio............................... 219
          DFA MN Municipal Bond Portfolio............................... 224
      Statements of Assets and Liabilities.............................. 228
      Statements of Operations.......................................... 235
      Statements of Changes in Net Assets............................... 242
      Financial Highlights.............................................. 249
      Notes to Financial Statements..................................... 262
      Report of Independent Registered Public Accounting Firm........... 290
      Section 19(a) Notice.............................................. 292
   DIMENSIONAL INVESTMENT GROUP INC.
      Performance Charts................................................ 293
      Management's Discussion and Analysis.............................. 294
      Disclosure of Fund Expenses....................................... 296
      Disclosure of Portfolio Holdings.................................. 298
      Schedules of Investments
          DFA Two-Year Fixed Income Portfolio........................... 299
          DFA Two-Year Government Portfolio............................. 302
      Statements of Assets and Liabilities.............................. 303
      Statements of Operations.......................................... 304
      Statements of Changes in Net Assets............................... 305
      Financial Highlights.............................................. 306
      Notes to Financial Statements..................................... 307

TABLE OF CONTENTS

CONTINUED

                                                                           PAGE
                                                                           ----
   Report of Independent Registered Public Accounting Firm................ 314
FUND MANAGEMENT........................................................... 315
   Board of Independent Directors or Trustees Table....................... 316
VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................... 322
NOTICE TO SHAREHOLDERS.................................................... 323

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations
   P.L.C.                        Public Limited Company
   SA                            Special Assessment
   AGM                           Assured Guaranty Municipal Corporation
   ETM                           Escrowed to Maturity
   GO                            General Obligation
   PSF-GTD                       Public School Fund Guarantee
   RB                            Revenue Bond
   SCH BD GTY                    School Bond Guaranty
   SCSDE                         South Carolina State Department of Education
   SD CRED PROG                  School District Credit Program
   ST                            Special Tax
   ST AID WITHHLDG               State Aid Withholding
   AMBAC                         American Municipal Bond Assurance Corporation
   RN                            Revenue Note
   SCH BD RES FD                 School Board Resolution Fund
   ST GTD                        State Guaranteed
   FGIC                          Federal Guaranty Insurance Corporation
   USD                           United States Dollar
   CAD                           Canadian Dollars
   EUR                           Euro
   GBP                           British Pounds
   NOK                           Norwegian Krone
   SEK                           Swedish Krona
   SGD                           Singapore Dollars
   AUD                           Australian Dollars
   DKK                           Danish Krone
   JPY                           Japanese Yen

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes
   ^                  Denominated in USD, unless otherwise noted.
   +                  See Note B to Financial Statements.
   #                  Total or Partial Securities on Loan.
   W                  Rule 144A or Section 4(2) security that is restricted as
                      to resale to institutional investors. The Fund's Advisor
                      deemed this security to be liquid based upon procedures
                      approved by the Board of Trustees.
   (r)                The adjustable rate shown is effective as of October 31,
                      2018
   @                  Security purchased with cash proceeds from Securities on
                      Loan.
   (S)                Affiliated Fund.
   (+/-)              Face Amount of security is not adjusted for inflation.
   (currency)         Pre-refunded bonds are collateralized by U.S. Government
                      or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

FINANCIAL HIGHLIGHTS
--------------------
   (A)                Computed using average shares outstanding.
   (B)                Non-Annualized
   (C)                Annualized
   (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
   (E) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

    --     Amounts designated as -- are either zero or rounded to zero.
    REIT   Real Estate Investment Trust
    SEC    Securities and Exchange Commission
    (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
ICE BOFAML US 6-MONTH TREASURY BILL INDEX,
ICE BOFAML 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

          DFA One-Year Fixed    ICE BofAML US 6-Month      ICE BofAML 1-Year US
           Income Portfolio      Treasury Bill Index       Treasury Note Index
        ---------------------  -----------------------   -----------------------
10/31/2008     $10,000                 $10,000                  $10,000
11/30/2008      10,071                  10,034                   10,063
12/31/2008      10,176                  10,052                   10,110
 1/31/2009      10,186                  10,051                   10,100
 2/28/2009      10,176                  10,052                   10,084
 3/31/2009      10,214                  10,063                   10,109
 4/30/2009      10,244                  10,076                   10,129
 5/31/2009      10,283                  10,080                   10,137
 6/30/2009      10,311                  10,083                   10,142
 7/31/2009      10,318                  10,090                   10,155
 8/31/2009      10,351                  10,096                   10,167
 9/30/2009      10,373                  10,102                   10,175
10/31/2009      10,380                  10,105                   10,186
11/30/2009      10,408                  10,109                   10,204
12/31/2009      10,371                  10,110                   10,191
 1/31/2010      10,402                  10,115                   10,214
 2/28/2010      10,416                  10,116                   10,218
 3/31/2010      10,412                  10,117                   10,216
 4/30/2010      10,418                  10,120                   10,221
 5/31/2010      10,423                  10,125                   10,227
 6/30/2010      10,448                  10,128                   10,243
 7/31/2010      10,465                  10,132                   10,254
 8/31/2010      10,481                  10,136                   10,263
 9/30/2010      10,486                  10,138                   10,268
10/31/2010      10,503                  10,143                   10,275
11/30/2010      10,487                  10,143                   10,272
12/31/2010      10,492                  10,147                   10,275
 1/31/2011      10,502                  10,149                   10,285
 2/28/2011      10,505                  10,151                   10,288
 3/31/2011      10,511                  10,154                   10,291
 4/30/2011      10,535                  10,159                   10,301
 5/31/2011      10,551                  10,160                   10,308
 6/30/2011      10,545                  10,163                   10,311
 7/31/2011      10,560                  10,163                   10,308
 8/31/2011      10,564                  10,170                   10,326
 9/30/2011      10,558                  10,170                   10,324
10/31/2011      10,563                  10,171                   10,328
11/30/2011      10,557                  10,173                   10,331
12/31/2011      10,554                  10,174                   10,334
 1/31/2012      10,584                  10,174                   10,336
 2/29/2012      10,588                  10,173                   10,334
 3/31/2012      10,594                  10,174                   10,334
 4/30/2012      10,608                  10,176                   10,338
 5/31/2012      10,603                  10,179                   10,340
 6/30/2012      10,617                  10,180                   10,338
 7/31/2012      10,633                  10,182                   10,347
 8/31/2012      10,637                  10,184                   10,349
 9/30/2012      10,642                  10,186                   10,352
10/31/2012      10,646                  10,186                   10,351
11/30/2012      10,650                  10,189                   10,355
12/31/2012      10,652                  10,191                   10,358
 1/31/2013      10,662                  10,193                   10,361
 2/28/2013      10,665                  10,193                   10,363
 3/31/2013      10,668                  10,196                   10,366
 4/30/2013      10,672                  10,198                   10,371
 5/31/2013      10,665                  10,200                   10,371
 6/30/2013      10,668                  10,200                   10,370
 7/31/2013      10,671                  10,203                   10,377
 8/31/2013      10,674                  10,205                   10,378
 9/30/2013      10,687                  10,207                   10,383
10/31/2013      10,691                  10,206                   10,384
11/30/2013      10,693                  10,207                   10,383
12/31/2013      10,688                  10,209                   10,385
 1/31/2014      10,699                  10,212                   10,387
 2/28/2014      10,710                  10,213                   10,389
 3/31/2014      10,703                  10,214                   10,393
 4/30/2014      10,705                  10,215                   10,397
 5/31/2014      10,718                  10,216                   10,400
 6/30/2014      10,711                  10,216                   10,400
 7/31/2014      10,713                  10,217                   10,402
 8/31/2014      10,716                  10,219                   10,408
 9/30/2014      10,719                  10,220                   10,410
10/31/2014      10,722                  10,220                   10,412
11/30/2014      10,734                  10,220                   10,414
12/31/2014      10,716                  10,222                   10,404
 1/31/2015      10,736                  10,225                   10,415
 2/28/2015      10,739                  10,226                   10,412
 3/31/2015      10,743                  10,226                   10,415
 4/30/2015      10,746                  10,231                   10,422
 5/31/2015      10,749                  10,232                   10,424
 6/30/2015      10,753                  10,233                   10,426
 7/31/2015      10,756                  10,232                   10,428
 8/31/2015      10,749                  10,233                   10,427
 9/30/2015      10,764                  10,244                   10,437
10/31/2015      10,769                  10,240                   10,435
11/30/2015      10,754                  10,240                   10,419
12/31/2015      10,749                  10,244                   10,419
 1/31/2016      10,775                  10,253                   10,440
 2/29/2016      10,779                  10,257                   10,442
 3/31/2016      10,797                  10,266                   10,457
 4/30/2016      10,803                  10,273                   10,467
 5/31/2016      10,799                  10,274                   10,463
 6/30/2016      10,837                  10,286                   10,487
 7/31/2016      10,833                  10,290                   10,487
 8/31/2016      10,830                  10,291                   10,486
 9/30/2016      10,836                  10,300                   10,493
10/31/2016      10,844                  10,306                   10,498
11/30/2016      10,831                  10,308                   10,491
12/31/2016      10,840                  10,313                   10,498
 1/31/2017      10,857                  10,321                   10,513
 2/28/2017      10,865                  10,327                   10,519
 3/31/2017      10,875                  10,326                   10,515
 4/30/2017      10,884                  10,335                   10,523
 5/31/2017      10,894                  10,341                   10,526
 6/30/2017      10,905                  10,350                   10,530
 7/31/2017      10,916                  10,361                   10,544
 8/31/2017      10,928                  10,375                   10,554
 9/30/2017      10,937                  10,383                   10,556
10/31/2017      10,938                  10,392                   10,560
11/30/2017      10,936                  10,400                   10,554
12/31/2017      10,942                  10,412                   10,558
 1/31/2018      10,939                  10,423                   10,564
 2/28/2018      10,941                  10,430                   10,567
 3/31/2018      10,955                  10,445                   10,584
 4/30/2018      10,960                  10,460                   10,590
 5/31/2018      10,999                  10,478                   10,614
 6/30/2018      11,005                  10,495                   10,627
 7/31/2018      11,025                  10,513                   10,640             Past performance is not predictive of
 8/31/2018      11,054                  10,532                   10,664             future performance.
 9/30/2018      11,061                  10,547                   10,670
10/31/2018      11,071                  10,567                   10,691             The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         ICE BofAML index data copyright 2018
                                    1.22%        0.70%        1.02%                 ICE Data Indices, LLC.

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

              DFA Two-Year                FTSE World Government Bond Index,
              Global Fixed                 1-2 Years, Currency-Hedged in
            Income Portfolio                          USD Terms
            ----------------         -------------------------------------------
10/31/2008      $10,000                              $10,000
11/30/2008       10,068                               10,060
12/31/2008       10,165                               10,123
 1/31/2009       10,165                               10,141
 2/28/2009       10,165                               10,148
 3/31/2009       10,195                               10,179
 4/30/2009       10,235                               10,189
 5/31/2009       10,275                               10,208
 6/30/2009       10,294                               10,218
 7/31/2009       10,304                               10,240
 8/31/2009       10,334                               10,260
 9/30/2009       10,361                               10,275
10/31/2009       10,371                               10,283
11/30/2009       10,411                               10,303
12/31/2009       10,376                               10,290
 1/31/2010       10,417                               10,313
 2/28/2010       10,438                               10,334
 3/31/2010       10,439                               10,332
 4/30/2010       10,449                               10,323
 5/31/2010       10,459                               10,353
 6/30/2010       10,490                               10,358
 7/31/2010       10,521                               10,373
 8/31/2010       10,541                               10,387
 9/30/2010       10,550                               10,383
10/31/2010       10,561                               10,390
11/30/2010       10,550                               10,378
12/31/2010       10,558                               10,387
 1/31/2011       10,568                               10,389
 2/28/2011       10,568                               10,391
 3/31/2011       10,579                               10,390
 4/30/2011       10,599                               10,403
 5/31/2011       10,620                               10,422
 6/30/2011       10,620                               10,424
 7/31/2011       10,631                               10,428
 8/31/2011       10,651                               10,468
 9/30/2011       10,648                               10,470
10/31/2011       10,648                               10,465
11/30/2011       10,638                               10,459
12/31/2011       10,640                               10,505
 1/31/2012       10,661                               10,525
 2/29/2012       10,672                               10,540
 3/31/2012       10,682                               10,540
 4/30/2012       10,693                               10,546
 5/31/2012       10,693                               10,543
 6/30/2012       10,704                               10,551
 7/31/2012       10,726                               10,566
 8/31/2012       10,736                               10,584
 9/30/2012       10,738                               10,592
10/31/2012       10,738                               10,597
11/30/2012       10,749                               10,606
12/31/2012       10,750                               10,613
 1/31/2013       10,750                               10,618
 2/28/2013       10,761                               10,628
 3/31/2013       10,771                               10,634
 4/30/2013       10,782                               10,647
 5/31/2013       10,771                               10,643
 6/30/2013       10,761                               10,638
 7/31/2013       10,771                               10,651
 8/31/2013       10,771                               10,651
 9/30/2013       10,782                               10,664
10/31/2013       10,793                               10,676
11/30/2013       10,804                               10,684
12/31/2013       10,799                               10,683
 1/31/2014       10,810                               10,695
 2/28/2014       10,810                               10,701
 3/31/2014       10,811                               10,702
 4/30/2014       10,822                               10,707
 5/31/2014       10,833                               10,715
 6/30/2014       10,826                               10,721
 7/31/2014       10,816                               10,724
 8/31/2014       10,826                               10,732
 9/30/2014       10,826                               10,734
10/31/2014       10,848                               10,742
11/30/2014       10,859                               10,751
12/31/2014       10,840                               10,746
 1/31/2015       10,873                               10,768
 2/28/2015       10,862                               10,765
 3/31/2015       10,873                               10,774
 4/30/2015       10,873                               10,778
 5/31/2015       10,884                               10,784
 6/30/2015       10,887                               10,784
 7/31/2015       10,887                               10,791
 8/31/2015       10,887                               10,790
 9/30/2015       10,909                               10,803
10/31/2015       10,909                               10,805
11/30/2015       10,887                               10,798
12/31/2015       10,876                               10,798
 1/31/2016       10,920                               10,829
 2/29/2016       10,920                               10,838
 3/31/2016       10,942                               10,847
 4/30/2016       10,953                               10,856
 5/31/2016       10,953                               10,857
 6/30/2016       10,985                               10,889
 7/31/2016       10,985                               10,890
 8/31/2016       10,985                               10,889
 9/30/2016       10,985                               10,904
10/31/2016       10,996                               10,906
11/30/2016       10,974                               10,899
12/31/2016       10,979                               10,913
 1/31/2017       10,990                               10,926
 2/28/2017       11,012                               10,937
 3/31/2017       11,022                               10,939
 4/30/2017       11,044                               10,949
 5/31/2017       11,055                               10,960
 6/30/2017       11,057                               10,958
 7/31/2017       11,079                               10,977
 8/31/2017       11,101                               10,994
 9/30/2017       11,090                               10,994
10/31/2017       11,101                               11,005
11/30/2017       11,090                               11,003
12/31/2017       11,081                               11,010
 1/31/2018       11,070                               11,010
 2/28/2018       11,070                               11,021
 3/31/2018       11,081                               11,042
 4/30/2018       11,092                               11,049
 5/31/2018       11,126                               11,063
 6/30/2018       11,132                               11,084
 7/31/2018       11,143                               11,096                        Past performance is not predictive of
 8/31/2018       11,177                               11,117                        future performance.
 9/30/2018       11,186                               11,127
10/31/2018       11,197                               11,150                        The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    0.87%        0.74%        1.14%                 Fixed Income LLC. All rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX,
1-3 YEARS, IN USD TERMS (UNHEDGED)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

            DFA Selectively Hedged Global     FTSE World Government Bond Index,
               Fixed Income Portfolio         1-3 Years, in USD Terms (Unhedged)
           ------------------------------     ----------------------------------
10/31/2008            $10,000                             $10,000
11/30/2008              9,899                              10,145
12/31/2008             10,202                              10,697
 1/31/2009              9,854                              10,447
 2/28/2009              9,787                              10,128
 3/31/2009             10,191                              10,301
 4/30/2009             10,281                              10,345
 5/31/2009             10,752                              10,757
 6/30/2009             10,763                              10,700
 7/31/2009             10,909                              10,834
 8/31/2009             10,999                              10,981
 9/30/2009             11,167                              11,189
10/31/2009             11,223                              11,215
11/30/2009             11,313                              11,488
12/31/2009             11,244                              11,040
 1/31/2010             11,221                              11,030
 2/28/2010             11,255                              11,048
 3/31/2010             11,300                              10,880
 4/30/2010             11,356                              10,808
 5/31/2010             11,142                              10,641
 6/30/2010             11,176                              10,741
 7/31/2010             11,423                              11,048
 8/31/2010             11,345                              11,080
 9/30/2010             11,592                              11,345
10/31/2010             11,682                              11,541
11/30/2010             11,491                              11,166
12/31/2010             11,778                              11,389
 1/31/2011             11,790                              11,433
 2/28/2011             11,870                              11,471
 3/31/2011             11,961                              11,518
 4/30/2011             12,268                              11,800
 5/31/2011             12,211                              11,709
 6/30/2011             12,223                              11,756
 7/31/2011             12,359                              11,910
 8/31/2011             12,302                              11,999
 9/30/2011             11,778                              11,662
10/31/2011             12,132                              11,789
11/30/2011             11,927                              11,643
12/31/2011             11,878                              11,617
 1/31/2012             12,067                              11,731
 2/29/2012             12,197                              11,638
 3/31/2012             12,126                              11,558
 4/30/2012             12,150                              11,652
 5/31/2012             11,784                              11,445
 6/30/2012             12,044                              11,507
 7/31/2012             12,126                              11,518
 8/31/2012             12,220                              11,612
 9/30/2012             12,303                              11,717
10/31/2012             12,279                              11,655
11/30/2012             12,327                              11,597
12/31/2012             12,379                              11,528
 1/31/2013             12,392                              11,470
 2/28/2013             12,331                              11,317
 3/31/2013             12,392                              11,232
 4/30/2013             12,488                              11,264
 5/31/2013             12,246                              11,079
 6/30/2013             11,956                              11,100
 7/31/2013             12,126                              11,218
 8/31/2013             11,968                              11,192
 9/30/2013             12,271                              11,328
10/31/2013             12,343                              11,362
11/30/2013             12,259                              11,281
12/31/2013             12,242                              11,256
 1/31/2014             12,193                              11,253
 2/28/2014             12,377                              11,354
 3/31/2014             12,439                              11,332
 4/30/2014             12,500                              11,385
 5/31/2014             12,537                              11,363
 6/30/2014             12,586                              11,404
 7/31/2014             12,451                              11,282
 8/31/2014             12,512                              11,225
 9/30/2014             12,267                              10,950
10/31/2014             12,255                              10,888
11/30/2014             12,218                              10,759
12/31/2014             12,050                              10,625
 1/31/2015             11,925                              10,466
 2/28/2015             11,963                              10,422
 3/31/2015             11,900                              10,292
 4/30/2015             12,124                              10,441
 5/31/2015             11,950                              10,306
 6/30/2015             11,863                              10,378
 7/31/2015             11,714                              10,322
 8/31/2015             11,577                              10,371
 9/30/2015             11,602                              10,388
10/31/2015             11,714                              10,363
11/30/2015             11,664                              10,184
12/31/2015             11,668                              10,278
 1/31/2016             11,668                              10,270
 2/29/2016             11,718                              10,428
 3/31/2016             12,033                              10,615
 4/30/2016             12,083                              10,739
 5/31/2016             11,970                              10,552
 6/30/2016             12,197                              10,714
 7/31/2016             12,272                              10,730
 8/31/2016             12,247                              10,680
 9/30/2016             12,285                              10,757
10/31/2016             12,234                              10,573
11/30/2016             12,071                              10,298
12/31/2016             12,050                              10,245
 1/31/2017             12,203                              10,399
 2/28/2017             12,242                              10,369
 3/31/2017             12,229                              10,395
 4/30/2017             12,242                              10,460
 5/31/2017             12,319                              10,583
 6/30/2017             12,370                              10,606
 7/31/2017             12,446                              10,775
 8/31/2017             12,446                              10,815
 9/30/2017             12,421                              10,755
10/31/2017             12,357                              10,676
11/30/2017             12,331                              10,773
12/31/2017             12,365                              10,791
 1/31/2018             12,352                              10,981
 2/28/2018             12,326                              10,914
 3/31/2018             12,365                              10,964
 4/30/2018             12,365                              10,841
 5/31/2018             12,417                              10,733
 6/30/2018             12,417                              10,699
 7/31/2018             12,443                              10,694
 8/31/2018             12,495                              10,690                   Past performance is not predictive of
 9/30/2018             12,495                              10,652                   future performance.
10/31/2018             12,495                              10,577
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    1.12%        0.24%        2.25%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX,
1-5 YEARS, CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                              FTSE World Government Bond Index,
               DFA Five-Year Global              1-5 Years, Currency-Hedged
              Fixed Income Portfolio                    in USD Terms
              ----------------------          ----------------------------------
10/31/2008            $10,000                              $10,000
11/30/2008             10,150                               10,108
12/31/2008             10,308                               10,208
 1/31/2009             10,289                               10,213
 2/28/2009             10,279                               10,233
 3/31/2009             10,317                               10,286
 4/30/2009             10,383                               10,288
 5/31/2009             10,402                               10,293
 6/30/2009             10,465                               10,309
 7/31/2009             10,550                               10,347
 8/31/2009             10,645                               10,383
 9/30/2009             10,717                               10,415
10/31/2009             10,774                               10,426
11/30/2009             10,908                               10,481
12/31/2009             10,740                               10,442
 1/31/2010             10,876                               10,483
 2/28/2010             10,944                               10,526
 3/31/2010             10,937                               10,522
 4/30/2010             11,015                               10,527
 5/31/2010             11,083                               10,595
 6/30/2010             11,156                               10,622
 7/31/2010             11,323                               10,661
 8/31/2010             11,461                               10,711
 9/30/2010             11,504                               10,703
10/31/2010             11,583                               10,714
11/30/2010             11,464                               10,662
12/31/2010             11,309                               10,650
 1/31/2011             11,340                               10,642
 2/28/2011             11,330                               10,632
 3/31/2011             11,340                               10,626
 4/30/2011             11,486                               10,657
 5/31/2011             11,621                               10,709
 6/30/2011             11,621                               10,714
 7/31/2011             11,808                               10,753
 8/31/2011             11,891                               10,846
 9/30/2011             11,869                               10,850
10/31/2011             11,900                               10,834
11/30/2011             11,722                               10,813
12/31/2011             11,819                               10,896
 1/31/2012             11,938                               10,943
 2/29/2012             11,960                               10,961
 3/31/2012             11,992                               10,952
 4/30/2012             12,036                               10,974
 5/31/2012             12,111                               10,984
 6/30/2012             12,119                               10,995
 7/31/2012             12,271                               11,032
 8/31/2012             12,315                               11,061
 9/30/2012             12,335                               11,080
10/31/2012             12,346                               11,087
11/30/2012             12,390                               11,115
12/31/2012             12,386                               11,125
 1/31/2013             12,331                               11,115
 2/28/2013             12,408                               11,141
 3/31/2013             12,430                               11,152
 4/30/2013             12,497                               11,188
 5/31/2013             12,386                               11,150
 6/30/2013             12,233                               11,116
 7/31/2013             12,312                               11,146
 8/31/2013             12,245                               11,130
 9/30/2013             12,345                               11,169
10/31/2013             12,423                               11,206
11/30/2013             12,445                               11,223
12/31/2013             12,336                               11,194
 1/31/2014             12,472                               11,242
 2/28/2014             12,495                               11,257
 3/31/2014             12,434                               11,255
 4/30/2014             12,502                               11,275
 5/31/2014             12,593                               11,308
 6/30/2014             12,578                               11,321
 7/31/2014             12,544                               11,322
 8/31/2014             12,624                               11,355
 9/30/2014             12,567                               11,352
10/31/2014             12,659                               11,380
11/30/2014             12,739                               11,408
12/31/2014             12,690                               11,406
 1/31/2015             12,899                               11,469
 2/28/2015             12,806                               11,452
 3/31/2015             12,864                               11,477
 4/30/2015             12,875                               11,475
 5/31/2015             12,875                               11,481
 6/30/2015             12,811                               11,464
 7/31/2015             12,858                               11,494
 8/31/2015             12,846                               11,492
 9/30/2015             12,951                               11,530
10/31/2015             12,940                               11,533
11/30/2015             12,916                               11,530
12/31/2015             12,874                               11,520
 1/31/2016             13,027                               11,606
 2/29/2016             13,062                               11,639
 3/31/2016             13,172                               11,652
 4/30/2016             13,184                               11,653
 5/31/2016             13,160                               11,658
 6/30/2016             13,328                               11,735
 7/31/2016             13,364                               11,739
 8/31/2016             13,304                               11,725
 9/30/2016             13,328                               11,748
10/31/2016             13,280                               11,725
11/30/2016             13,090                               11,668
12/31/2016             13,104                               11,692
 1/31/2017             13,140                               11,695
 2/28/2017             13,189                               11,723
 3/31/2017             13,204                               11,726
 4/30/2017             13,289                               11,760
 5/31/2017             13,337                               11,785
 6/30/2017             13,309                               11,768
 7/31/2017             13,370                               11,797
 8/31/2017             13,443                               11,837
 9/30/2017             13,382                               11,817
10/31/2017             13,406                               11,833
11/30/2017             13,382                               11,826
12/31/2017             13,363                               11,824
 1/31/2018             13,277                               11,790
 2/28/2018             13,264                               11,800
 3/31/2018             13,314                               11,845
 4/30/2018             13,301                               11,834
 5/31/2018             13,375                               11,845
 6/30/2018             13,387                               11,873
 7/31/2018             13,387                               11,873
 8/31/2018             13,461                               11,896                  Past performance is not predictive of
 9/30/2018             13,420                               11,893                  future performance.
10/31/2018             13,457                               11,918
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    0.38%        1.61%        3.01%                 Fixed Income LLC. All rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
FTSE NON-USD WORLD GOVERNMENT BOND INDEX, CURRENCY-HEDGED IN USD TERMS
DECEMBER 6, 2011-OCTOBER 31, 2018

                                    [CHART]

               DFA World Ex U.S.                  FTSE Non-USD World
            Government Fixed Income             Government Bond Index,
                   Portfolio                 Currency-Hedged in USD Terms
           --------------------------        ----------------------------
 12/6/2011           $10,000                            $10,000
12/31/2011            10,095                             10,085
 1/31/2012            10,145                             10,165
 2/29/2012            10,175                             10,216
 3/31/2012            10,165                             10,218
 4/30/2012            10,246                             10,246
 5/31/2012            10,506                             10,370
 6/30/2012            10,427                             10,329
 7/31/2012            10,648                             10,436
 8/31/2012            10,658                             10,456
 9/30/2012            10,656                             10,515
10/31/2012            10,666                             10,538
11/30/2012            10,757                             10,623
12/31/2012            10,771                             10,641
 1/31/2013            10,606                             10,608
 2/28/2013            10,730                             10,670
 3/31/2013            10,834                             10,776
 4/30/2013            10,968                             10,899
 5/31/2013            10,741                             10,744
 6/30/2013            10,524                             10,638
 7/31/2013            10,587                             10,690
 8/31/2013            10,483                             10,668
 9/30/2013            10,576                             10,745
10/31/2013            10,690                             10,852
11/30/2013            10,680                             10,857
12/31/2013            10,538                             10,792
 1/31/2014            10,780                             10,963
 2/28/2014            10,811                             11,013
 3/31/2014            10,848                             11,051
 4/30/2014            10,933                             11,119
 5/31/2014            11,081                             11,203
 6/30/2014            11,143                             11,273
 7/31/2014            11,239                             11,343
 8/31/2014            11,474                             11,505
 9/30/2014            11,431                             11,500
10/31/2014            11,538                             11,562
11/30/2014            11,730                             11,712
12/31/2014            11,832                             11,847
 1/31/2015            12,152                             12,060
 2/28/2015            12,072                             12,013
 3/31/2015            12,186                             12,113
 4/30/2015            12,038                             12,005
 5/31/2015            11,946                             11,904
 6/30/2015            11,694                             11,726
 7/31/2015            11,889                             11,902
 8/31/2015            11,820                             11,868
 9/30/2015            11,957                             11,961
10/31/2015            11,992                             12,031
11/30/2015            12,038                             12,064
12/31/2015            11,932                             12,030
 1/31/2016            12,239                             12,269
 2/29/2016            12,424                             12,442
 3/31/2016            12,460                             12,531
 4/30/2016            12,337                             12,504
 5/31/2016            12,485                             12,614
 6/30/2016            12,841                             12,920
 7/31/2016            12,989                             12,965
 8/31/2016            13,001                             12,936
 9/30/2016            13,013                             12,934
10/31/2016            12,743                             12,752
11/30/2016            12,510                             12,601
12/31/2016            12,594                             12,648
 1/31/2017            12,430                             12,487
 2/28/2017            12,657                             12,622
 3/31/2017            12,632                             12,603
 4/30/2017            12,758                             12,684
 5/31/2017            12,872                             12,741
 6/30/2017            12,720                             12,679
 7/31/2017            12,720                             12,709
 8/31/2017            12,910                             12,833
 9/30/2017            12,784                             12,767
10/31/2017            12,910                             12,863
11/30/2017            12,973                             12,921
12/31/2017            12,994                             12,908
 1/31/2018            12,779                             12,864
 2/28/2018            12,817                             12,922
 3/31/2018            13,007                             13,101
 4/30/2018            12,969                             13,076
 5/31/2018            13,146                             13,056
 6/30/2018            13,197                             13,131
 7/31/2018            13,146                             13,117              Past performance is not predictive of
 8/31/2018            13,260                             13,084              future performance.
 9/30/2018            13,133                             13,059
10/31/2018            13,222                             13,096              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS      INCEPTION
          ------------------------------------------------------------       FTSE fixed income indices (C) 2018 FTSE
                                2.42%       4.34%        4.13%               Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
ICE BOFAML 1-5 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

            DFA Short-Term Government       ICE BofAML 1-5 Year US Treasury
                   Portfolio                        & Agency Index
           ---------------------------     ---------------------------------
10/31/2008           $10,000                            $10,000
11/30/2008            10,297                             10,207
12/31/2008            10,537                             10,335
 1/31/2009            10,430                             10,275
 2/28/2009            10,430                             10,266
 3/31/2009            10,538                             10,351
 4/30/2009            10,528                             10,327
 5/31/2009            10,528                             10,329
 6/30/2009            10,535                             10,306
 7/31/2009            10,564                             10,334
 8/31/2009            10,633                             10,392
 9/30/2009            10,697                             10,429
10/31/2009            10,727                             10,456
11/30/2009            10,845                             10,552
12/31/2009            10,690                             10,429
 1/31/2010            10,790                             10,530
 2/28/2010            10,840                             10,564
 3/31/2010            10,799                             10,522
 4/30/2010            10,859                             10,567
 5/31/2010            10,939                             10,641
 6/30/2010            11,055                             10,722
 7/31/2010            11,146                             10,781
 8/31/2010            11,186                             10,826
 9/30/2010            11,217                             10,854
10/31/2010            11,298                             10,894
11/30/2010            11,227                             10,853
12/31/2010            11,166                             10,790
 1/31/2011            11,177                             10,822
 2/28/2011            11,156                             10,800
 3/31/2011            11,171                             10,795
 4/30/2011            11,264                             10,871
 5/31/2011            11,357                             10,945
 6/30/2011            11,344                             10,948
 7/31/2011            11,417                             11,024
 8/31/2011            11,500                             11,105
 9/30/2011            11,488                             11,090
10/31/2011            11,498                             11,102
11/30/2011            11,519                             11,116
12/31/2011            11,545                             11,135
 1/31/2012            11,599                             11,170
 2/29/2012            11,577                             11,143
 3/31/2012            11,586                             11,122
 4/30/2012            11,629                             11,173
 5/31/2012            11,629                             11,193
 6/30/2012            11,646                             11,185
 7/31/2012            11,689                             11,229
 8/31/2012            11,721                             11,236
 9/30/2012            11,716                             11,237
10/31/2012            11,716                             11,224
11/30/2012            11,737                             11,249
12/31/2012            11,728                             11,244
 1/31/2013            11,718                             11,230
 2/28/2013            11,739                             11,256
 3/31/2013            11,744                             11,261
 4/30/2013            11,776                             11,287
 5/31/2013            11,700                             11,229
 6/30/2013            11,614                             11,183
 7/31/2013            11,658                             11,209
 8/31/2013            11,603                             11,178
 9/30/2013            11,680                             11,235
10/31/2013            11,712                             11,264
11/30/2013            11,734                             11,278
12/31/2013            11,676                             11,225
 1/31/2014            11,731                             11,273
 2/28/2014            11,742                             11,289
 3/31/2014            11,722                             11,255
 4/30/2014            11,744                             11,282
 5/31/2014            11,788                             11,327
 6/30/2014            11,775                             11,316
 7/31/2014            11,753                             11,291
 8/31/2014            11,775                             11,330
 9/30/2014            11,765                             11,310
10/31/2014            11,809                             11,366
11/30/2014            11,853                             11,402
12/31/2014            11,822                             11,365
 1/31/2015            11,933                             11,478
 2/28/2015            11,878                             11,421
 3/31/2015            11,939                             11,468
 4/30/2015            11,939                             11,472
 5/31/2015            11,950                             11,482
 6/30/2015            11,942                             11,471
 7/31/2015            11,965                             11,492
 8/31/2015            11,954                             11,491
 9/30/2015            12,026                             11,551
10/31/2015            12,004                             11,526
11/30/2015            11,959                             11,492
12/31/2015            11,939                             11,476
 1/31/2016            12,074                             11,598
 2/29/2016            12,108                             11,625
 3/31/2016            12,138                             11,653
 4/30/2016            12,127                             11,652
 5/31/2016            12,104                             11,636
 6/30/2016            12,224                             11,746
 7/31/2016            12,224                             11,741
 8/31/2016            12,168                             11,706
 9/30/2016            12,194                             11,725
10/31/2016            12,171                             11,703
11/30/2016            12,058                             11,598
12/31/2016            12,057                             11,600
 1/31/2017            12,080                             11,620
 2/28/2017            12,091                             11,638
 3/31/2017            12,111                             11,644
 4/30/2017            12,145                             11,679
 5/31/2017            12,168                             11,705
 6/30/2017            12,147                             11,688
 7/31/2017            12,181                             11,720
 8/31/2017            12,227                             11,760
 9/30/2017            12,182                             11,721
10/31/2017            12,159                             11,711
11/30/2017            12,124                             11,678
12/31/2017            12,119                             11,677
 1/31/2018            12,049                             11,612
 2/28/2018            12,026                             11,598
 3/31/2018            12,061                             11,634
 4/30/2018            12,014                             11,595
 5/31/2018            12,072                             11,650
 6/30/2018            12,072                             11,650
 7/31/2018            12,049                             11,639                 Past performance is not predictive of
 8/31/2018            12,107                             11,688                 future performance.
 9/30/2018            12,075                             11,657
10/31/2018            12,086                             11,671                 The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE         TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS       YEARS
           -------------------------------------------------------------        ICE BofAML index data copyright 2018
                                  -0.60%        0.63%       1.91%               ICE Data Indices, LLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

               DFA Intermediate Government        Bloomberg Barclays U.S.
                 Fixed Income Portfolio           Government Bond Index
               ---------------------------       ------------------------
10/31/2008               $10,000                         $10,000
11/30/2008                10,566                          10,474
12/31/2008                11,042                          10,835
 1/31/2009                10,779                          10,565
 2/28/2009                10,718                          10,537
 3/31/2009                10,887                          10,728
 4/30/2009                10,781                          10,585
 5/31/2009                10,755                          10,505
 6/30/2009                10,773                          10,491
 7/31/2009                10,844                          10,541
 8/31/2009                10,933                          10,624
 9/30/2009                11,035                          10,704
10/31/2009                11,071                          10,705
11/30/2009                11,233                          10,842
12/31/2009                10,962                          10,596
 1/31/2010                11,154                          10,750
 2/28/2010                11,218                          10,795
 3/31/2010                11,148                          10,714
 4/30/2010                11,268                          10,816
 5/31/2010                11,434                          10,981
 6/30/2010                11,647                          11,168
 7/31/2010                11,768                          11,244
 8/31/2010                11,972                          11,444
 9/30/2010                12,004                          11,449
10/31/2010                12,051                          11,442
11/30/2010                11,948                          11,365
12/31/2010                11,720                          11,181
 1/31/2011                11,720                          11,182
 2/28/2011                11,720                          11,175
 3/31/2011                11,723                          11,172
 4/30/2011                11,867                          11,294
 5/31/2011                12,058                          11,455
 6/30/2011                12,007                          11,420
 7/31/2011                12,239                          11,611
 8/31/2011                12,539                          11,906
 9/30/2011                12,652                          12,088
10/31/2011                12,584                          12,002
11/30/2011                12,681                          12,083
12/31/2011                12,825                          12,190
 1/31/2012                12,915                          12,244
 2/29/2012                12,855                          12,164
 3/31/2012                12,766                          12,054
 4/30/2012                12,966                          12,216
 5/31/2012                13,125                          12,407
 6/30/2012                13,096                          12,370
 7/31/2012                13,237                          12,489
 8/31/2012                13,287                          12,477
 9/30/2012                13,295                          12,444
10/31/2012                13,274                          12,426
11/30/2012                13,365                          12,487
12/31/2012                13,301                          12,436
 1/31/2013                13,198                          12,342
 2/28/2013                13,301                          12,405
 3/31/2013                13,303                          12,417
 4/30/2013                13,416                          12,522
 5/31/2013                13,159                          12,318
 6/30/2013                12,867                          12,183
 7/31/2013                12,887                          12,172
 8/31/2013                12,753                          12,113
 9/30/2013                12,924                          12,198
10/31/2013                12,997                          12,256
11/30/2013                12,976                          12,220
12/31/2013                12,833                          12,113
 1/31/2014                13,053                          12,272
 2/28/2014                13,084                          12,306
 3/31/2014                13,050                          12,272
 4/30/2014                13,134                          12,340
 5/31/2014                13,271                          12,453
 6/30/2014                13,253                          12,436
 7/31/2014                13,221                          12,416
 8/31/2014                13,348                          12,542
 9/30/2014                13,260                          12,477
10/31/2014                13,387                          12,594
11/30/2014                13,515                          12,692
12/31/2014                13,498                          12,709
 1/31/2015                13,874                          13,026
 2/28/2015                13,648                          12,834
 3/31/2015                13,771                          12,912
 4/30/2015                13,738                          12,848
 5/31/2015                13,717                          12,827
 6/30/2015                13,607                          12,719
 7/31/2015                13,727                          12,821
 8/31/2015                13,727                          12,827
 9/30/2015                13,876                          12,936
10/31/2015                13,822                          12,891
11/30/2015                13,778                          12,840
12/31/2015                13,736                          12,818
 1/31/2016                14,078                          13,084
 2/29/2016                14,199                          13,196
 3/31/2016                14,246                          13,218
 4/30/2016                14,235                          13,205
 5/31/2016                14,224                          13,205
 6/30/2016                14,557                          13,487
 7/31/2016                14,602                          13,540
 8/31/2016                14,502                          13,469
 9/30/2016                14,513                          13,453
10/31/2016                14,367                          13,311
11/30/2016                13,909                          12,966
12/31/2016                13,894                          12,952
 1/31/2017                13,939                          12,982
 2/28/2017                14,018                          13,045
 3/31/2017                14,028                          13,040
 4/30/2017                14,152                          13,130
 5/31/2017                14,243                          13,214
 6/30/2017                14,189                          13,193
 7/31/2017                14,246                          13,216
 8/31/2017                14,405                          13,356
 9/30/2017                14,246                          13,244
10/31/2017                14,234                          13,229
11/30/2017                14,188                          13,210
12/31/2017                14,202                          13,250
 1/31/2018                13,972                          13,074
 2/28/2018                13,880                          12,978
 3/31/2018                13,999                          13,098
 4/30/2018                13,849                          12,993
 5/31/2018                13,964                          13,108
 6/30/2018                13,983                          13,110
 7/31/2018                13,925                          13,057             Past performance is not predictive of
 8/31/2018                14,041                          13,156             future performance.
 9/30/2018                13,921                          13,036
10/31/2018                13,886                          12,975             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------        Bloomberg Barclays data provided by
                                -2.44%       1.33%       3.34%               Bloomberg Finance L.P.

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
ICE BOFAML 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
MARCH 4, 2009-OCTOBER 31, 2018

                                      [CHART]

            DFA Short-Term Extended         ICE BofAML 1-5 Year US Corporate
               Quality Portfolio                   & Government Index
            -----------------------        ----------------------------------
  3/4/2009            $10,000                            $10,000
 3/31/2009             10,030                             10,077
 4/30/2009             10,135                             10,138
 5/31/2009             10,251                             10,223
 6/30/2009             10,348                             10,251
 7/31/2009             10,501                             10,329
 8/31/2009             10,602                             10,414
 9/30/2009             10,681                             10,476
10/31/2009             10,749                             10,524
11/30/2009             10,880                             10,628
12/31/2009             10,774                             10,522
 1/31/2010             10,918                             10,641
 2/28/2010             10,964                             10,679
 3/31/2010             10,958                             10,655
 4/30/2010             11,041                             10,712
 5/31/2010             11,047                             10,754
 6/30/2010             11,135                             10,837
 7/31/2010             11,258                             10,922
 8/31/2010             11,347                             10,980
 9/30/2010             11,404                             11,022
10/31/2010             11,473                             11,072
11/30/2010             11,403                             11,024
12/31/2010             11,329                             10,960
 1/31/2011             11,381                             11,002
 2/28/2011             11,381                             10,992
 3/31/2011             11,383                             10,994
 4/30/2011             11,500                             11,083
 5/31/2011             11,575                             11,159
 6/30/2011             11,564                             11,157
 7/31/2011             11,671                             11,241
 8/31/2011             11,691                             11,290
 9/30/2011             11,648                             11,250
10/31/2011             11,692                             11,287
11/30/2011             11,615                             11,269
12/31/2011             11,660                             11,300
 1/31/2012             11,768                             11,373
 2/29/2012             11,808                             11,374
 3/31/2012             11,817                             11,370
 4/30/2012             11,859                             11,420
 5/31/2012             11,866                             11,429
 6/30/2012             11,885                             11,439
 7/31/2012             11,989                             11,507
 8/31/2012             12,021                             11,530
 9/30/2012             12,062                             11,551
10/31/2012             12,069                             11,554
11/30/2012             12,087                             11,578
12/31/2012             12,083                             11,579
 1/31/2013             12,072                             11,574
 2/28/2013             12,112                             11,606
 3/31/2013             12,125                             11,614
 4/30/2013             12,171                             11,649
 5/31/2013             12,111                             11,590
 6/30/2013             12,013                             11,521
 7/31/2013             12,062                             11,561
 8/31/2013             12,021                             11,533
 9/30/2013             12,108                             11,599
10/31/2013             12,164                             11,644
11/30/2013             12,190                             11,664
12/31/2013             12,132                             11,615
 1/31/2014             12,211                             11,672
 2/28/2014             12,242                             11,699
 3/31/2014             12,213                             11,667
 4/30/2014             12,251                             11,702
 5/31/2014             12,311                             11,757
 6/30/2014             12,304                             11,752
 7/31/2014             12,284                             11,726
 8/31/2014             12,321                             11,768
 9/30/2014             12,290                             11,744
10/31/2014             12,339                             11,798
11/30/2014             12,388                             11,835
12/31/2014             12,336                             11,791
 1/31/2015             12,474                             11,905
 2/28/2015             12,431                             11,862
 3/31/2015             12,471                             11,909
 4/30/2015             12,486                             11,917
 5/31/2015             12,487                             11,928
 6/30/2015             12,446                             11,910
 7/31/2015             12,474                             11,931
 8/31/2015             12,456                             11,924
 9/30/2015             12,530                             11,980
10/31/2015             12,522                             11,968
11/30/2015             12,519                             11,940
12/31/2015             12,479                             11,914
 1/31/2016             12,572                             12,020
 2/29/2016             12,574                             12,044
 3/31/2016             12,696                             12,106
 4/30/2016             12,748                             12,124
 5/31/2016             12,731                             12,112
 6/30/2016             12,855                             12,225
 7/31/2016             12,887                             12,237
 8/31/2016             12,858                             12,213
 9/30/2016             12,875                             12,231
10/31/2016             12,859                             12,212
11/30/2016             12,724                             12,099
12/31/2016             12,736                             12,107
 1/31/2017             12,774                             12,135
 2/28/2017             12,815                             12,166
 3/31/2017             12,838                             12,175
 4/30/2017             12,892                             12,218
 5/31/2017             12,936                             12,254
 6/30/2017             12,933                             12,242
 7/31/2017             12,988                             12,285
 8/31/2017             13,023                             12,327
 9/30/2017             12,999                             12,296
10/31/2017             13,012                             12,292
11/30/2017             12,979                             12,258
12/31/2017             12,986                             12,262
 1/31/2018             12,926                             12,199
 2/28/2018             12,902                             12,174
 3/31/2018             12,926                             12,202
 4/30/2018             12,918                             12,169
 5/31/2018             12,962                             12,225
 6/30/2018             12,969                             12,223
 7/31/2018             12,991                             12,227                 Past performance is not predictive of
 8/31/2018             13,048                             12,281                 future performance.
 9/30/2018             13,043                             12,257
10/31/2018             13,041                             12,264                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS       INCEPTION
           --------------------------------------------------------------        ICE BofAML index data copyright 2018
                                 0.22%       1.40%         2.79%                 ICE Data Indices, LLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2018

                                [CHART]

           DFA Intermediate-Term          Bloomberg Barclays U.S.
         Extended Quality Portfolio         Credit Bond Index
         --------------------------      ------------------------
 7/20/2010         $10,000                       $10,000
 7/31/2010          10,020                        10,093
 8/31/2010          10,230                        10,296
 9/30/2010          10,282                        10,362
10/31/2010          10,315                        10,376
11/30/2010          10,195                        10,273
12/31/2010           9,963                        10,169
 1/31/2011           9,983                        10,191
 2/28/2011          10,018                        10,264
 3/31/2011          10,015                        10,260
 4/30/2011          10,184                        10,434
 5/31/2011          10,363                        10,594
 6/30/2011          10,278                        10,516
 7/31/2011          10,583                        10,769
 8/31/2011          10,745                        10,808
 9/30/2011          10,773                        10,835
10/31/2011          10,825                        10,993
11/30/2011          10,683                        10,809
12/31/2011          10,897                        11,019
 1/31/2012          11,085                        11,248
 2/29/2012          11,133                        11,333
 3/31/2012          11,032                        11,243
 4/30/2012          11,228                        11,394
 5/31/2012          11,359                        11,471
 6/30/2012          11,356                        11,520
 7/31/2012          11,607                        11,832
 8/31/2012          11,644                        11,857
 9/30/2012          11,715                        11,928
10/31/2012          11,819                        12,061
11/30/2012          11,850                        12,061
12/31/2012          11,798                        12,051
 1/31/2013          11,658                        11,946
 2/28/2013          11,770                        12,030
 3/31/2013          11,804                        12,030
 4/30/2013          11,989                        12,247
 5/31/2013          11,676                        11,958
 6/30/2013          11,290                        11,617
 7/31/2013          11,362                        11,700
 8/31/2013          11,224                        11,605
 9/30/2013          11,364                        11,701
10/31/2013          11,509                        11,870
11/30/2013          11,448                        11,838
12/31/2013          11,348                        11,809
 1/31/2014          11,657                        12,007
 2/28/2014          11,730                        12,138
 3/31/2014          11,715                        12,153
 4/30/2014          11,855                        12,297
 5/31/2014          12,052                        12,471
 6/30/2014          12,051                        12,481
 7/31/2014          12,035                        12,476
 8/31/2014          12,223                        12,656
 9/30/2014          12,070                        12,478
10/31/2014          12,189                        12,611
11/30/2014          12,310                        12,697
12/31/2014          12,263                        12,697
 1/31/2015          12,720                        13,057
 2/28/2015          12,563                        12,927
 3/31/2015          12,629                        12,972
 4/30/2015          12,579                        12,896
 5/31/2015          12,498                        12,822
 6/30/2015          12,275                        12,598
 7/31/2015          12,373                        12,677
 8/31/2015          12,288                        12,602
 9/30/2015          12,473                        12,665
10/31/2015          12,513                        12,725
11/30/2015          12,502                        12,697
12/31/2015          12,420                        12,600
 1/31/2016          12,547                        12,666
 2/29/2016          12,642                        12,771
 3/31/2016          12,918                        13,093
 4/30/2016          13,054                        13,253
 5/31/2016          13,037                        13,247
 6/30/2016          13,346                        13,549
 7/31/2016          13,500                        13,727
 8/31/2016          13,484                        13,754
 9/30/2016          13,477                        13,716
10/31/2016          13,340                        13,599
11/30/2016          12,885                        13,228
12/31/2016          12,921                        13,309
 1/31/2017          12,971                        13,354
 2/28/2017          13,110                        13,502
 3/31/2017          13,112                        13,481
 4/30/2017          13,278                        13,616
 5/31/2017          13,410                        13,763
 6/30/2017          13,396                        13,799
 7/31/2017          13,515                        13,900
 8/31/2017          13,653                        14,016
 9/30/2017          13,553                        13,985
10/31/2017          13,614                        14,032
11/30/2017          13,564                        14,019
12/31/2017          13,640                        14,131
 1/31/2018          13,422                        14,000
 2/28/2018          13,247                        13,788
 3/31/2018          13,286                        13,830
 4/30/2018          13,141                        13,704
 5/31/2018          13,218                        13,773
 6/30/2018          13,177                        13,709
 7/31/2018          13,254                        13,807             Past performance is not predictive of
 8/31/2018          13,355                        13,878             future performance.
 9/30/2018          13,273                        13,831
10/31/2018          13,133                        13,637             The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        SINCE             redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS     INCEPTION
        -------------------------------------------------------      Bloomberg Barclays data provided by
                            -3.53%     2.67%       3.35%             Bloomberg Finance L.P.

--------------------------------------------------------------------------------
DFA TARGETED CREDIT PORTFOLIO VS.
BLOOMBERG BARCLAYS GLOBAL AGGREGATE CREDIT 1-5 YEAR (HEDGED TO USD)
MAY 20, 2015-OCTOBER 31, 2018

                                       [CHART]

                                                 Bloomberg Barclays Global
                      DFA Targeted               Aggregate Credit 1-5 year
                    Credit Portfolio                 (Hedged to USD)
                   ------------------       -----------------------------------
  5/20/2015             $10,000                          $10,000
  5/31/2015              10,000                           10,015
  6/30/2015               9,941                            9,980
  7/31/2015               9,973                           10,006
  8/31/2015               9,957                            9,991
  9/30/2015              10,022                           10,003
 10/31/2015              10,018                           10,028
 11/30/2015              10,013                           10,031
 12/31/2015               9,969                           10,008
  1/31/2016              10,016                           10,054
  2/29/2016              10,018                           10,071
  3/31/2016              10,149                           10,157
  4/30/2016              10,205                           10,195
  5/31/2016              10,200                           10,205
  6/30/2016              10,320                           10,278
  7/31/2016              10,379                           10,323
  8/31/2016              10,366                           10,335
  9/30/2016              10,380                           10,350
 10/31/2016              10,358                           10,343
 11/30/2016              10,222                           10,276
 12/31/2016              10,238                           10,298
  1/31/2017              10,271                           10,328
  2/28/2017              10,319                           10,377
  3/31/2017              10,331                           10,383
  4/30/2017              10,400                           10,428
  5/31/2017              10,451                           10,468
  6/30/2017              10,443                           10,460
  7/31/2017              10,514                           10,512
  8/31/2017              10,546                           10,550
  9/30/2017              10,535                           10,542
 10/31/2017              10,559                           10,569
 11/30/2017              10,521                           10,554
 12/31/2017              10,521                           10,564
  1/31/2018              10,479                           10,537
  2/28/2018              10,437                           10,524
  3/31/2018              10,437                           10,538
  4/30/2018              10,429                           10,537
  5/31/2018              10,470                           10,573
  6/30/2018              10,471                           10,579
  7/31/2018              10,503                           10,605                   Past performance is not predictive of
  8/31/2018              10,555                           10,649                   future performance.
  9/30/2018              10,547                           10,648
 10/31/2018              10,540                           10,652                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
              AVERAGE ANNUAL            ONE              SINCE                     redemption of fund shares.
              TOTAL RETURN              YEAR           INCEPTION
              -----------------------------------------------------------          Bloomberg Barclays data provided by
                                       -0.18%            1.54%                     Bloomberg Finance L.P.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS GLOBAL AGGREGATE BOND INDEX (HEDGED TO USD)
JANUARY 11, 2018-OCTOBER 31, 2018

                                 [CHART]

                                              Bloomberg Barclays Global
                     DFA Global Core Plus      Aggregate Bond Index
                    Fixed Income Portfolio        (hedged to USD)
                    ----------------------    -------------------------
     1/11/2018             $10,000                   $10,000
     1/31/2018               9,910                     9,966
     2/28/2018               9,860                     9,943
     3/31/2018               9,895                    10,026
     4/30/2018               9,875                     9,989
     5/31/2018               9,915                    10,026
     6/30/2018               9,924                    10,045               Past performance is not predictive of
     7/31/2018               9,944                    10,047               future performance.
     8/31/2018              10,004                    10,078
     9/30/2018               9,954                    10,040               The returns shown do not reflect the
    10/31/2018               9,944                    10,020               deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
                  AVERAGE ANNUAL              SINCE                        redemption of fund shares.
                  TOTAL RETURN              INCEPTION
                  ----------------------------------------------           Bloomberg Barclays data provided by
                                             -0.56%                        Bloomberg Finance L.P.

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2018

                                    [CHART]

                  DFA Investment Grade             Bloomberg Barclays U.S.
                        Portfolio                   Aggregate Bond Index
               ---------------------------        -------------------------
  3/7/2011              $10,000                           $10,000
 3/31/2011               10,040                            10,026
 4/30/2011               10,180                            10,153
 5/31/2011               10,330                            10,285
 6/30/2011               10,273                            10,255
 7/31/2011               10,505                            10,418
 8/31/2011               10,686                            10,570
 9/30/2011               10,725                            10,647
10/31/2011               10,735                            10,658
11/30/2011               10,694                            10,649
12/31/2011               10,831                            10,766
 1/31/2012               10,953                            10,861
 2/29/2012               10,963                            10,858
 3/31/2012               10,899                            10,799
 4/30/2012               11,042                            10,919
 5/31/2012               11,145                            11,017
 6/30/2012               11,140                            11,022
 7/31/2012               11,295                            11,174
 8/31/2012               11,336                            11,181
 9/30/2012               11,371                            11,196
10/31/2012               11,402                            11,218
11/30/2012               11,443                            11,236
12/31/2012               11,406                            11,220
 1/31/2013               11,322                            11,142
 2/28/2013               11,396                            11,197
 3/31/2013               11,418                            11,206
 4/30/2013               11,533                            11,320
 5/31/2013               11,313                            11,118
 6/30/2013               11,045                            10,946
 7/31/2013               11,098                            10,961
 8/31/2013               10,982                            10,905
 9/30/2013               11,116                            11,008
10/31/2013               11,222                            11,097
11/30/2013               11,180                            11,055
12/31/2013               11,078                            10,993
 1/31/2014               11,314                            11,155
 2/28/2014               11,367                            11,215
 3/31/2014               11,349                            11,196
 4/30/2014               11,446                            11,290
 5/31/2014               11,596                            11,419
 6/30/2014               11,583                            11,424
 7/31/2014               11,561                            11,396
 8/31/2014               11,702                            11,522
 9/30/2014               11,595                            11,443
10/31/2014               11,704                            11,556
11/30/2014               11,801                            11,638
12/31/2014               11,768                            11,649
 1/31/2015               12,119                            11,893
 2/28/2015               11,976                            11,781
 3/31/2015               12,053                            11,836
 4/30/2015               12,020                            11,793
 5/31/2015               11,987                            11,765
 6/30/2015               11,847                            11,637
 7/31/2015               11,936                            11,718
 8/31/2015               11,891                            11,701
 9/30/2015               12,028                            11,780
10/31/2015               12,028                            11,782
11/30/2015               12,017                            11,751
12/31/2015               11,957                            11,713
 1/31/2016               12,125                            11,874
 2/29/2016               12,204                            11,958
 3/31/2016               12,358                            12,068
 4/30/2016               12,415                            12,114
 5/31/2016               12,392                            12,117
 6/30/2016               12,645                            12,335
 7/31/2016               12,713                            12,413
 8/31/2016               12,668                            12,399
 9/30/2016               12,686                            12,392
10/31/2016               12,583                            12,297
11/30/2016               12,253                            12,006
12/31/2016               12,265                            12,023
 1/31/2017               12,299                            12,047
 2/28/2017               12,391                            12,127
 3/31/2017               12,398                            12,121
 4/30/2017               12,513                            12,215
 5/31/2017               12,606                            12,309
 6/30/2017               12,583                            12,296
 7/31/2017               12,664                            12,349
 8/31/2017               12,780                            12,460
 9/30/2017               12,680                            12,401
10/31/2017               12,692                            12,408
11/30/2017               12,645                            12,392
12/31/2017               12,678                            12,449
 1/31/2018               12,514                            12,305
 2/28/2018               12,409                            12,189
 3/31/2018               12,462                            12,267
 4/30/2018               12,356                            12,176
 5/31/2018               12,438                            12,263
 6/30/2018               12,427                            12,247
 7/31/2018               12,439                            12,250              Past performance is not predictive of
 8/31/2018               12,534                            12,329              future performance.
 9/30/2018               12,450                            12,250
10/31/2018               12,390                            12,153              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          SINCE               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       INCEPTION
          --------------------------------------------------------------       Bloomberg Barclays data provided by
                                -2.38%       2.00%         2.84%               Bloomberg Finance L.P.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA DIVERSIFIED FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT BOND INDEX
AUGUST 10, 2016-OCTOBER 31, 2018

                                 [CHART]

            DFA Intermediate-Term          Bloomberg Barclays U.S.
          Extended Quality Portfolio         Credit Bond Index
          --------------------------      ------------------------
  7/20/2010         $10,000                       $10,000
  7/31/2010          10,020                        10,093
  8/31/2010          10,230                        10,296
  9/30/2010          10,282                        10,362
 10/31/2010          10,315                        10,376
 11/30/2010          10,195                        10,273
 12/31/2010           9,963                        10,169
  1/31/2011           9,983                        10,191
  2/28/2011          10,018                        10,264
  3/31/2011          10,015                        10,260
  4/30/2011          10,184                        10,434
  5/31/2011          10,363                        10,594
  6/30/2011          10,278                        10,516
  7/31/2011          10,583                        10,769
  8/31/2011          10,745                        10,808
  9/30/2011          10,773                        10,835
 10/31/2011          10,825                        10,993
 11/30/2011          10,683                        10,809
 12/31/2011          10,897                        11,019
  1/31/2012          11,085                        11,248
  2/29/2012          11,133                        11,333
  3/31/2012          11,032                        11,243
  4/30/2012          11,228                        11,394
  5/31/2012          11,359                        11,471
  6/30/2012          11,356                        11,520
  7/31/2012          11,607                        11,832
  8/31/2012          11,644                        11,857
  9/30/2012          11,715                        11,928
 10/31/2012          11,819                        12,061
 11/30/2012          11,850                        12,061
 12/31/2012          11,798                        12,051
  1/31/2013          11,658                        11,946
  2/28/2013          11,770                        12,030
  3/31/2013          11,804                        12,030
  4/30/2013          11,989                        12,247
  5/31/2013          11,676                        11,958
  6/30/2013          11,290                        11,617
  7/31/2013          11,362                        11,700
  8/31/2013          11,224                        11,605
  9/30/2013          11,364                        11,701
 10/31/2013          11,509                        11,870
 11/30/2013          11,448                        11,838
 12/31/2013          11,348                        11,809
  1/31/2014          11,657                        12,007
  2/28/2014          11,730                        12,138
  3/31/2014          11,715                        12,153
  4/30/2014          11,855                        12,297
  5/31/2014          12,052                        12,471
  6/30/2014          12,051                        12,481
  7/31/2014          12,035                        12,476
  8/31/2014          12,223                        12,656
  9/30/2014          12,070                        12,478
 10/31/2014          12,189                        12,611
 11/30/2014          12,310                        12,697
 12/31/2014          12,263                        12,697
  1/31/2015          12,720                        13,057
  2/28/2015          12,563                        12,927
  3/31/2015          12,629                        12,972
  4/30/2015          12,579                        12,896
  5/31/2015          12,498                        12,822
  6/30/2015          12,275                        12,598
  7/31/2015          12,373                        12,677
  8/31/2015          12,288                        12,602
  9/30/2015          12,473                        12,665
 10/31/2015          12,513                        12,725
 11/30/2015          12,502                        12,697
 12/31/2015          12,420                        12,600
  1/31/2016          12,547                        12,666
  2/29/2016          12,642                        12,771
  3/31/2016          12,918                        13,093
  4/30/2016          13,054                        13,253
  5/31/2016          13,037                        13,247
  6/30/2016          13,346                        13,549
  7/31/2016          13,500                        13,727
  8/31/2016          13,484                        13,754
  9/30/2016          13,477                        13,716
 10/31/2016          13,340                        13,599
 11/30/2016          12,885                        13,228
 12/31/2016          12,921                        13,309
  1/31/2017          12,971                        13,354
  2/28/2017          13,110                        13,502
  3/31/2017          13,112                        13,481
  4/30/2017          13,278                        13,616
  5/31/2017          13,410                        13,763
  6/30/2017          13,396                        13,799
  7/31/2017          13,515                        13,900
  8/31/2017          13,653                        14,016
  9/30/2017          13,553                        13,985
 10/31/2017          13,614                        14,032
 11/30/2017          13,564                        14,019
 12/31/2017          13,640                        14,131
  1/31/2018          13,422                        14,000
  2/28/2018          13,247                        13,788
  3/31/2018          13,286                        13,830
  4/30/2018          13,141                        13,704
  5/31/2018          13,218                        13,773
  6/30/2018          13,177                        13,709
  7/31/2018          13,254                        13,807             Past performance is not predictive of
  8/31/2018          13,355                        13,878             future performance.
  9/30/2018          13,273                        13,831
 10/31/2018          13,133                        13,637             The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
           AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
           TOTAL RETURN           YEAR        INCEPTION
           ---------------------------------------------------        Bloomberg Barclays data provided by
                                 -1.05%        -0.78%                 Bloomberg Finance L.P.

--------------------------------------------------------------------------------
DFA LTIP PORTFOLIO VS.
FTSE U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
MARCH 7, 2012-OCTOBER 31, 2018

                             [CHART]

                                            FTSE U.S. Inflation-
                                          Linked Securities Index,
                 DFA LTIP Portfolio              20+ Years
                ---------------------    -------------------------
  3/7/2012              $10,000                   $10,000
 3/31/2012                9,770                     9,821
 4/30/2012               10,310                   10,266
 5/31/2012               10,890                   10,921
 6/30/2012               10,751                   10,847
 7/31/2012               11,403                   11,424
 8/31/2012               11,152                   11,175
 9/30/2012               11,092                   11,148
10/31/2012               11,423                   11,432
11/30/2012               11,464                   11,528
12/31/2012               11,239                   11,314
 1/31/2013               10,847                   10,952
 2/28/2013               10,817                   10,947
 3/31/2013               10,666                   10,809
 4/30/2013               11,159                   11,318
 5/31/2013                9,842                   10,024
 6/30/2013                9,044                    9,391
 7/31/2013                9,014                    9,290
 8/31/2013                8,659                    9,022
 9/30/2013                8,881                    9,195
10/31/2013                8,963                    9,258
11/30/2013                8,545                    8,887
12/31/2013                8,309                    8,696
 1/31/2014                8,963                    9,275
 2/28/2014                8,983                    9,321
 3/31/2014                9,075                    9,416
 4/30/2014                9,423                    9,747
 5/31/2014                9,893                   10,169
 6/30/2014                9,981                   10,258
 7/31/2014               10,097                   10,411
 8/31/2014               10,432                   10,698
 9/30/2014                9,762                   10,063
10/31/2014               10,059                   10,362
11/30/2014               10,281                   10,486
12/31/2014               10,356                   10,637
 1/31/2015               10,727                   11,406
 2/28/2015               10,282                   11,024
 3/31/2015               10,176                   10,893
 4/30/2015               10,123                   10,835
 5/31/2015                9,700                   10,453
 6/30/2015                9,318                   10,049
 7/31/2015                9,562                   10,241
 8/31/2015                9,318                   10,045
 9/30/2015                9,058                    9,719
10/31/2015                9,250                    9,907
11/30/2015                9,271                    9,917
12/31/2015                9,047                    9,745
 1/31/2016                9,346                    9,990
 2/29/2016                9,623                   10,295
 3/31/2016               10,028                   10,694
 4/30/2016               10,071                   10,753
 5/31/2016                9,911                   10,618
 6/30/2016               10,499                   11,143
 7/31/2016               10,918                   11,584
 8/31/2016               10,929                   11,607
 9/30/2016               10,920                   11,496
10/31/2016               10,628                   11,277
11/30/2016               10,086                   10,824
12/31/2016                9,986                   10,665
 1/31/2017               10,118                   10,803
 2/28/2017               10,260                   10,975
 3/31/2017               10,176                   10,892
 4/30/2017               10,275                   11,033
 5/31/2017               10,264                   11,027
 6/30/2017               10,112                   10,848
 7/31/2017               10,123                   10,848
 8/31/2017               10,444                   11,173
 9/30/2017               10,293                   11,054
10/31/2017               10,360                   11,110
11/30/2017               10,527                   11,290
12/31/2017               10,944                   11,673
 1/31/2018               10,764                   11,529
 2/28/2018               10,301                   11,059
 3/31/2018               10,538                   11,317
 4/30/2018               10,549                   11,380
 5/31/2018               10,549                   11,371
 6/30/2018               10,758                   11,504
 7/31/2018               10,644                   11,407              Past performance is not predictive of
 8/31/2018               10,724                   11,515              future performance.
 9/30/2018               10,389                   11,158
10/31/2018                9,766                   10,563              The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE        SINCE             redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS     INCEPTION
         -------------------------------------------------------      FTSE fixed income indices (C) 2018 FTSE
                             -5.73%     1.73%      -0.35%             Fixed Income LLC. All rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

             DFA Inflation-Protected               Bloomberg Barclays
               Securities Portfolio                  U.S. TIPS Index
            -------------------------             --------------------
10/31/2008         $10,000                              $10,000
11/30/2008          10,032                               10,071
12/31/2008          10,663                               10,570
 1/31/2009          10,792                               10,749
 2/28/2009          10,534                               10,538
 3/31/2009          11,211                               11,154
 4/30/2009          11,039                               10,945
 5/31/2009          11,200                               11,176
 6/30/2009          11,211                               11,227
 7/31/2009          11,243                               11,235
 8/31/2009          11,351                               11,334
 9/30/2009          11,587                               11,573
10/31/2009          11,770                               11,715
11/30/2009          12,093                               12,040
12/31/2009          11,837                               11,776
 1/31/2010          12,022                               11,966
 2/28/2010          11,914                               11,828
 3/31/2010          11,897                               11,843
 4/30/2010          12,213                               12,124
 5/31/2010          12,202                               12,123
 6/30/2010          12,401                               12,296
 7/31/2010          12,412                               12,314
 8/31/2010          12,632                               12,526
 9/30/2010          12,767                               12,601
10/31/2010          13,098                               12,935
11/30/2010          12,888                               12,716
12/31/2010          12,644                               12,520
 1/31/2011          12,711                               12,544
 2/28/2011          12,789                               12,652
 3/31/2011          12,906                               12,780
 4/30/2011          13,232                               13,101
 5/31/2011          13,322                               13,141
 6/30/2011          13,439                               13,247
 7/31/2011          14,001                               13,766
 8/31/2011          14,138                               13,878
 9/30/2011          14,084                               13,845
10/31/2011          14,328                               14,103
11/30/2011          14,467                               14,212
12/31/2011          14,482                               14,217
 1/31/2012          14,814                               14,543
 2/29/2012          14,766                               14,495
 3/31/2012          14,612                               14,340
 4/30/2012          14,944                               14,630
 5/31/2012          15,181                               14,875
 6/30/2012          15,095                               14,792
 7/31/2012          15,358                               15,072
 8/31/2012          15,358                               15,029
 9/30/2012          15,466                               15,106
10/31/2012          15,574                               15,236
11/30/2012          15,670                               15,309
12/31/2012          15,561                               15,209
 1/31/2013          15,452                               15,107
 2/28/2013          15,476                               15,112
 3/31/2013          15,525                               15,154
 4/30/2013          15,646                               15,275
 5/31/2013          14,953                               14,609
 6/30/2013          14,291                               14,085
 7/31/2013          14,450                               14,188
 8/31/2013          14,181                               13,982
 9/30/2013          14,474                               14,184
10/31/2013          14,548                               14,262
11/30/2013          14,388                               14,107
12/31/2013          14,119                               13,900
 1/31/2014          14,451                               14,175
 2/28/2014          14,500                               14,239
 3/31/2014          14,390                               14,171
 4/30/2014          14,599                               14,362
 5/31/2014          14,919                               14,667
 6/30/2014          14,962                               14,711
 7/31/2014          14,949                               14,715
 8/31/2014          15,024                               14,779
 9/30/2014          14,623                               14,410
10/31/2014          14,748                               14,533
11/30/2014          14,811                               14,571
12/31/2014          14,594                               14,406
 1/31/2015          15,122                               14,860
 2/28/2015          14,908                               14,681
 3/31/2015          14,858                               14,611
 4/30/2015          14,971                               14,719
 5/31/2015          14,833                               14,598
 6/30/2015          14,694                               14,456
 7/31/2015          14,770                               14,486
 8/31/2015          14,631                               14,375
 9/30/2015          14,579                               14,290
10/31/2015          14,604                               14,326
11/30/2015          14,579                               14,313
12/31/2015          14,415                               14,199
 1/31/2016          14,694                               14,410
 2/29/2016          14,871                               14,570
 3/31/2016          15,137                               14,832
 4/30/2016          15,175                               14,883
 5/31/2016          15,049                               14,778
 6/30/2016          15,399                               15,085
 7/31/2016          15,489                               15,216
 8/31/2016          15,399                               15,148
 9/30/2016          15,551                               15,231
10/31/2016          15,474                               15,170
11/30/2016          15,103                               14,879
12/31/2016          15,088                               14,864
 1/31/2017          15,256                               14,989
 2/28/2017          15,321                               15,060
 3/31/2017          15,315                               15,052
 4/30/2017          15,431                               15,141
 5/31/2017          15,431                               15,134
 6/30/2017          15,263                               14,991
 7/31/2017          15,380                               15,057
 8/31/2017          15,550                               15,218
 9/30/2017          15,394                               15,120
10/31/2017          15,433                               15,153
11/30/2017          15,433                               15,172
12/31/2017          15,583                               15,311
 1/31/2018          15,397                               15,180
 2/28/2018          15,252                               15,032
 3/31/2018          15,411                               15,190
 4/30/2018          15,371                               15,181
 5/31/2018          15,437                               15,246
 6/30/2018          15,527                               15,307
 7/31/2018          15,434                               15,234           Past performance is not predictive of
 8/31/2018          15,554                               15,343           future performance.
 9/30/2018          15,386                               15,182
10/31/2018          15,197                               14,964           The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE        TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS      YEARS
          ---------------------------------------------------------       Bloomberg Barclays data provided by
                                -1.53%       0.88%      4.27%             Bloomberg Finance L.P.

--------------------------------------------------------------------------------
DFA SHORT DURATION REAL RETURN PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS 1-5 YEARS INDEX
NOVEMBER 5, 2013-OCTOBER 31, 2018

                                     [CHART]

                   DFA Investment Grade             Bloomberg Barclays U.S.
                         Portfolio                   Aggregate Bond Index
                ---------------------------        -------------------------
   3/7/2011              $10,000                           $10,000
  3/31/2011               10,040                            10,026
  4/30/2011               10,180                            10,153
  5/31/2011               10,330                            10,285
  6/30/2011               10,273                            10,255
  7/31/2011               10,505                            10,418
  8/31/2011               10,686                            10,570
  9/30/2011               10,725                            10,647
 10/31/2011               10,735                            10,658
 11/30/2011               10,694                            10,649
 12/31/2011               10,831                            10,766
  1/31/2012               10,953                            10,861
  2/29/2012               10,963                            10,858
  3/31/2012               10,899                            10,799
  4/30/2012               11,042                            10,919
  5/31/2012               11,145                            11,017
  6/30/2012               11,140                            11,022
  7/31/2012               11,295                            11,174
  8/31/2012               11,336                            11,181
  9/30/2012               11,371                            11,196
 10/31/2012               11,402                            11,218
 11/30/2012               11,443                            11,236
 12/31/2012               11,406                            11,220
  1/31/2013               11,322                            11,142
  2/28/2013               11,396                            11,197
  3/31/2013               11,418                            11,206
  4/30/2013               11,533                            11,320
  5/31/2013               11,313                            11,118
  6/30/2013               11,045                            10,946
  7/31/2013               11,098                            10,961
  8/31/2013               10,982                            10,905
  9/30/2013               11,116                            11,008
 10/31/2013               11,222                            11,097
 11/30/2013               11,180                            11,055
 12/31/2013               11,078                            10,993
  1/31/2014               11,314                            11,155
  2/28/2014               11,367                            11,215
  3/31/2014               11,349                            11,196
  4/30/2014               11,446                            11,290
  5/31/2014               11,596                            11,419
  6/30/2014               11,583                            11,424
  7/31/2014               11,561                            11,396
  8/31/2014               11,702                            11,522
  9/30/2014               11,595                            11,443
 10/31/2014               11,704                            11,556
 11/30/2014               11,801                            11,638
 12/31/2014               11,768                            11,649
  1/31/2015               12,119                            11,893
  2/28/2015               11,976                            11,781
  3/31/2015               12,053                            11,836
  4/30/2015               12,020                            11,793
  5/31/2015               11,987                            11,765
  6/30/2015               11,847                            11,637
  7/31/2015               11,936                            11,718
  8/31/2015               11,891                            11,701
  9/30/2015               12,028                            11,780
 10/31/2015               12,028                            11,782
 11/30/2015               12,017                            11,751
 12/31/2015               11,957                            11,713
  1/31/2016               12,125                            11,874
  2/29/2016               12,204                            11,958
  3/31/2016               12,358                            12,068
  4/30/2016               12,415                            12,114
  5/31/2016               12,392                            12,117
  6/30/2016               12,645                            12,335
  7/31/2016               12,713                            12,413
  8/31/2016               12,668                            12,399
  9/30/2016               12,686                            12,392
 10/31/2016               12,583                            12,297
 11/30/2016               12,253                            12,006
 12/31/2016               12,265                            12,023
  1/31/2017               12,299                            12,047
  2/28/2017               12,391                            12,127
  3/31/2017               12,398                            12,121
  4/30/2017               12,513                            12,215
  5/31/2017               12,606                            12,309
  6/30/2017               12,583                            12,296
  7/31/2017               12,664                            12,349
  8/31/2017               12,780                            12,460
  9/30/2017               12,680                            12,401
 10/31/2017               12,692                            12,408
 11/30/2017               12,645                            12,392
 12/31/2017               12,678                            12,449
  1/31/2018               12,514                            12,305
  2/28/2018               12,409                            12,189
  3/31/2018               12,462                            12,267
  4/30/2018               12,356                            12,176
  5/31/2018               12,438                            12,263
  6/30/2018               12,427                            12,247
  7/31/2018               12,439                            12,250              Past performance is not predictive of
  8/31/2018               12,534                            12,329              future performance.
  9/30/2018               12,450                            12,250
 10/31/2018               12,390                            12,153              The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
              AVERAGE ANNUAL          ONE             SINCE                     redemption of fund shares.
              TOTAL RETURN            YEAR          INCEPTION
              --------------------------------------------------------          Bloomberg Barclays data provided by
                                      0.70%           0.94%                     Bloomberg Finance L.P.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 4, 2014-OCTOBER 31, 2018

                                    [CHART]

              DFA Diversified Fixed       Bloomberg Barclays U.S. Intermediate
                 Income Portfolio               Government Bond Index
             -----------------------      ------------------------------------
 8/10/2016          $10,000                          $10,000
 8/31/2016            9,980                            9,968
 9/30/2016            9,996                            9,985
10/31/2016            9,936                            9,937
11/30/2016            9,755                            9,770
12/31/2016            9,755                            9,767
 1/31/2017            9,785                            9,787
 2/28/2017            9,825                            9,815
 3/31/2017            9,829                            9,820
 4/30/2017            9,880                            9,871
 5/31/2017            9,920                            9,910
 6/30/2017            9,895                            9,884
 7/31/2017            9,925                            9,916
 8/31/2017            9,996                            9,976
 9/30/2017            9,910                            9,918
10/31/2017            9,930                            9,906
11/30/2017            9,910                            9,876
12/31/2017            9,919                            9,878
 1/31/2018            9,826                            9,784
 2/28/2018            9,785                            9,755
 3/31/2018            9,843                            9,806
 4/30/2018            9,792                            9,751
 5/31/2018            9,853                            9,813
 6/30/2018            9,861                            9,812                      Past performance is not predictive of
 7/31/2018            9,841                            9,793                      future performance.
 8/31/2018            9,903                            9,851
 9/30/2018            9,857                            9,801                      The returns shown do not reflect the
10/31/2018            9,826                            9,805                      deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
             AVERAGE ANNUAL            ONE              SINCE
             TOTAL RETURN              YEAR           INCEPTION                   Copyright 2018 S&P Dow Jones Indices
             -----------------------------------------------------------          LLC, a division of S&P Global. All rights
                                      -0.86%            0.48%                     reserved.

--------------------------------------------------------------------------------
DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 1, 2017-OCTOBER 31, 2018

                                [CHART]

                                               FTSE U.S. Inflation-
                                             Linked Securities Index,
                    DFA LTIP Portfolio              20+ Years
                   ---------------------    -------------------------
     3/7/2012              $10,000                   $10,000
    3/31/2012                9,770                     9,821
    4/30/2012               10,310                   10,266
    5/31/2012               10,890                   10,921
    6/30/2012               10,751                   10,847
    7/31/2012               11,403                   11,424
    8/31/2012               11,152                   11,175
    9/30/2012               11,092                   11,148
   10/31/2012               11,423                   11,432
   11/30/2012               11,464                   11,528
   12/31/2012               11,239                   11,314
    1/31/2013               10,847                   10,952
    2/28/2013               10,817                   10,947
    3/31/2013               10,666                   10,809
    4/30/2013               11,159                   11,318
    5/31/2013                9,842                   10,024
    6/30/2013                9,044                    9,391
    7/31/2013                9,014                    9,290
    8/31/2013                8,659                    9,022
    9/30/2013                8,881                    9,195
   10/31/2013                8,963                    9,258
   11/30/2013                8,545                    8,887
   12/31/2013                8,309                    8,696
    1/31/2014                8,963                    9,275
    2/28/2014                8,983                    9,321
    3/31/2014                9,075                    9,416
    4/30/2014                9,423                    9,747
    5/31/2014                9,893                   10,169
    6/30/2014                9,981                   10,258
    7/31/2014               10,097                   10,411
    8/31/2014               10,432                   10,698
    9/30/2014                9,762                   10,063
   10/31/2014               10,059                   10,362
   11/30/2014               10,281                   10,486
   12/31/2014               10,356                   10,637
    1/31/2015               10,727                   11,406
    2/28/2015               10,282                   11,024
    3/31/2015               10,176                   10,893
    4/30/2015               10,123                   10,835
    5/31/2015                9,700                   10,453
    6/30/2015                9,318                   10,049
    7/31/2015                9,562                   10,241
    8/31/2015                9,318                   10,045
    9/30/2015                9,058                    9,719
   10/31/2015                9,250                    9,907
   11/30/2015                9,271                    9,917
   12/31/2015                9,047                    9,745
    1/31/2016                9,346                    9,990
    2/29/2016                9,623                   10,295
    3/31/2016               10,028                   10,694
    4/30/2016               10,071                   10,753
    5/31/2016                9,911                   10,618
    6/30/2016               10,499                   11,143
    7/31/2016               10,918                   11,584
    8/31/2016               10,929                   11,607
    9/30/2016               10,920                   11,496
   10/31/2016               10,628                   11,277
   11/30/2016               10,086                   10,824
   12/31/2016                9,986                   10,665
    1/31/2017               10,118                   10,803
    2/28/2017               10,260                   10,975
    3/31/2017               10,176                   10,892
    4/30/2017               10,275                   11,033
    5/31/2017               10,264                   11,027
    6/30/2017               10,112                   10,848
    7/31/2017               10,123                   10,848
    8/31/2017               10,444                   11,173
    9/30/2017               10,293                   11,054
   10/31/2017               10,360                   11,110
   11/30/2017               10,527                   11,290
   12/31/2017               10,944                   11,673
    1/31/2018               10,764                   11,529
    2/28/2018               10,301                   11,059
    3/31/2018               10,538                   11,317
    4/30/2018               10,549                   11,380
    5/31/2018               10,549                   11,371
    6/30/2018               10,758                   11,504              Past performance is not predictive of
    7/31/2018               10,644                   11,407              future performance
    8/31/2018               10,724                   11,515              .
    9/30/2018               10,389                   11,158              The returns shown do not reflect the
   10/31/2018                9,766                   10,563              deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
                                                                         redemption of fund shares.
                 AVERAGE ANNUAL              SINCE
                 TOTAL RETURN              INCEPTION                     Copyright 2018 S&P Dow Jones Indices
                 ---------------------------------------------           LLC, a division of S&P Global. All rights
                                            -0.86%                       reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        PERFORMANCE CHARTS (UNAUDITED)

--------------------------------------------------------------------------------
DFA MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 10, 2015-OCTOBER 31, 2018

                             [CHART]

                                         S&P Intermediate Term
                  DFA Municipal       National AMT-Free Municipal
                 Bond Portfolio              Bond Index
                ----------------      ---------------------------
  3/10/2015          $10,000                  $10,000
  3/31/2015           10,060                   10,072
  4/30/2015           10,024                   10,037
  5/31/2015            9,984                   10,001
  6/30/2015            9,994                    9,997
  7/31/2015           10,052                   10,065
  8/31/2015           10,062                   10,078
  9/30/2015           10,132                   10,145
 10/31/2015           10,183                   10,181
 11/30/2015           10,180                   10,213
 12/31/2015           10,211                   10,277
  1/31/2016           10,358                   10,392
  2/29/2016           10,385                   10,398
  3/31/2016           10,348                   10,419
  4/30/2016           10,398                   10,482
  5/31/2016           10,377                   10,488
  6/30/2016           10,457                   10,622
  7/31/2016           10,477                   10,626
  8/31/2016           10,475                   10,642
  9/30/2016           10,440                   10,601
 10/31/2016           10,409                   10,523
 11/30/2016           10,184                   10,193
 12/31/2016           10,242                   10,291
  1/31/2017           10,306                   10,340
  2/28/2017           10,364                   10,399
  3/31/2017           10,357                   10,419
  4/30/2017           10,417                   10,491
  5/31/2017           10,489                   10,622
  6/30/2017           10,458                   10,586
  7/31/2017           10,510                   10,660
  8/31/2017           10,552                   10,740
  9/30/2017           10,498                   10,698
 10/31/2017           10,488                   10,706
 11/30/2017           10,393                   10,634
 12/31/2017           10,433                   10,716
  1/31/2018           10,395                   10,627
  2/28/2018           10,382                   10,588
  3/31/2018           10,376                   10,613
  4/30/2018           10,346                   10,579
  5/31/2018           10,410                   10,683
  6/30/2018           10,432                   10,695                Past performance is not predictive of
  7/31/2018           10,466                   10,731                future performance.
  8/31/2018           10,468                   10,743
  9/30/2018           10,417                   10,689                The returns shown do not reflect the
 10/31/2018           10,400                   10,636                deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
                                                                     redemption of fund shares.
          AVERAGE ANNUAL         ONE           SINCE
          TOTAL RETURN           YEAR        INCEPTION               Copyright 2018 S&P Dow Jones Indices
          ---------------------------------------------------        LLC, a division of S&P Global. All rights
                                -0.84%         1.08%                 reserved.

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US MUNICIPAL SECURITIES INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                                   ICE BofAML 1-3 Year
             DFA Short-Term Municipal                 US Municipal
                  Bond Portfolio                   Securities Index
            --------------------------           -----------------------
10/31/2008           $10,000                            $10,000
11/30/2008            10,083                             10,101
12/31/2008            10,158                             10,182
 1/31/2009            10,279                             10,308
 2/28/2009            10,252                             10,297
 3/31/2009            10,298                             10,347
 4/30/2009            10,327                             10,375
 5/31/2009            10,315                             10,399
 6/30/2009            10,322                             10,418
 7/31/2009            10,421                             10,487
 8/31/2009            10,408                             10,491
 9/30/2009            10,466                             10,549
10/31/2009            10,431                             10,550
11/30/2009            10,529                             10,602
12/31/2009            10,533                             10,610
 1/31/2010            10,564                             10,638
 2/28/2010            10,595                             10,666
 3/31/2010            10,536                             10,636
 4/30/2010            10,564                             10,669
 5/31/2010            10,610                             10,706
 6/30/2010            10,636                             10,731
 7/31/2010            10,713                             10,777
 8/31/2010            10,760                             10,798
 9/30/2010            10,722                             10,787
10/31/2010            10,716                             10,793
11/30/2010            10,689                             10,765
12/31/2010            10,649                             10,747
 1/31/2011            10,649                             10,767
 2/28/2011            10,672                             10,793
 3/31/2011            10,708                             10,818
 4/30/2011            10,753                             10,848
 5/31/2011            10,799                             10,892
 6/30/2011            10,813                             10,915
 7/31/2011            10,850                             10,944
 8/31/2011            10,906                             10,972
 9/30/2011            10,878                             10,967
10/31/2011            10,850                             10,955
11/30/2011            10,861                             10,971
12/31/2011            10,902                             11,001
 1/31/2012            10,934                             11,028
 2/29/2012            10,955                             11,055
 3/31/2012            10,927                             11,049
 4/30/2012            10,950                             11,061
 5/31/2012            10,952                             11,069
 6/30/2012            10,965                             11,076
 7/31/2012            10,979                             11,093
 8/31/2012            10,989                             11,101
 9/30/2012            10,991                             11,112
10/31/2012            10,991                             11,113
11/30/2012            10,991                             11,123
12/31/2012            10,982                             11,115
 1/31/2013            10,993                             11,138
 2/28/2013            11,000                             11,159
 3/31/2013            11,001                             11,164
 4/30/2013            11,010                             11,171
 5/31/2013            11,008                             11,169
 6/30/2013            10,984                             11,144
 7/31/2013            10,992                             11,169
 8/31/2013            10,989                             11,174
 9/30/2013            11,008                             11,196
10/31/2013            11,038                             11,219
11/30/2013            11,035                             11,230
12/31/2013            11,032                             11,234
 1/31/2014            11,065                             11,257
 2/28/2014            11,089                             11,280
 3/31/2014            11,045                             11,262
 4/30/2014            11,063                             11,278
 5/31/2014            11,093                             11,295
 6/30/2014            11,090                             11,300
 7/31/2014            11,098                             11,305
 8/31/2014            11,138                             11,316
 9/30/2014            11,125                             11,313
10/31/2014            11,134                             11,320
11/30/2014            11,142                             11,326
12/31/2014            11,095                             11,315
 1/31/2015            11,193                             11,349
 2/28/2015            11,144                             11,350
 3/31/2015            11,143                             11,344
 4/30/2015            11,140                             11,345
 5/31/2015            11,116                             11,336
 6/30/2015            11,145                             11,345
 7/31/2015            11,176                             11,371
 8/31/2015            11,184                             11,387
 9/30/2015            11,214                             11,410
10/31/2015            11,245                             11,425
11/30/2015            11,226                             11,402
12/31/2015            11,223                             11,400
 1/31/2016            11,302                             11,453
 2/29/2016            11,330                             11,480
 3/31/2016            11,287                             11,458
 4/30/2016            11,316                             11,479
 5/31/2016            11,303                             11,472
 6/30/2016            11,355                             11,512
 7/31/2016            11,386                             11,535
 8/31/2016            11,372                             11,528
 9/30/2016            11,335                             11,491
10/31/2016            11,322                             11,492
11/30/2016            11,209                             11,421
12/31/2016            11,228                             11,438
 1/31/2017            11,293                             11,489
 2/28/2017            11,334                             11,537
 3/31/2017            11,325                             11,531
 4/30/2017            11,354                             11,557
 5/31/2017            11,398                             11,584
 6/30/2017            11,373                             11,569
 7/31/2017            11,404                             11,603
 8/31/2017            11,426                             11,637
 9/30/2017            11,410                             11,618
10/31/2017            11,398                             11,607
11/30/2017            11,349                             11,535
12/31/2017            11,357                             11,551
 1/31/2018            11,370                             11,578
 2/28/2018            11,388                             11,592
 3/31/2018            11,380                             11,584
 4/30/2018            11,366                             11,565
 5/31/2018            11,399                             11,610
 6/30/2018            11,420                             11,653
 7/31/2018            11,442                             11,682             Past performance is not predictive of
 8/31/2018            11,441                             11,684             future performance.
 9/30/2018            11,428                             11,651
10/31/2018            11,429                             11,650             The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------        ICE BofAML index data copyright 2018
                                0.28%       0.70%       1.34%               ICE Data Indices, LLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 1, 2012-OCTOBER 31, 2018

                                    [CHART]

            DFA Intermediate-Term Municipal     S&P Intermediate Term National
                   Bond Portfolio               AMT-Free Municipal Bond Index
            -------------------------------    --------------------------------
3/1/2012                   $10,000                       $10,000
3/31/2012                    9,860                         9,930
4/30/2012                    9,957                        10,029
5/31/2012                   10,012                        10,093
6/30/2012                    9,974                        10,082
7/31/2012                   10,066                        10,209
8/31/2012                   10,055                        10,219
9/30/2012                   10,106                        10,278
10/31/2012                  10,113                        10,288
11/30/2012                  10,225                        10,425
12/31/2012                  10,114                        10,292
1/31/2013                   10,124                        10,338
2/28/2013                   10,160                        10,378
3/31/2013                   10,128                        10,329
4/30/2013                   10,227                        10,420
5/31/2013                   10,053                        10,300
6/30/2013                    9,828                        10,061
7/31/2013                    9,828                        10,026
8/31/2013                    9,704                         9,911
9/30/2013                    9,928                        10,084
10/31/2013                  10,022                        10,163
11/30/2013                   9,954                        10,143
12/31/2013                   9,907                        10,116
1/31/2014                   10,070                        10,278
2/28/2014                   10,177                        10,379
3/31/2014                   10,101                        10,359
4/30/2014                   10,228                        10,467
5/31/2014                   10,325                        10,560
6/30/2014                   10,299                        10,552
7/31/2014                   10,324                        10,574
8/31/2014                   10,430                        10,676
9/30/2014                   10,392                        10,672
10/31/2014                  10,457                        10,718
11/30/2014                  10,459                        10,724
12/31/2014                  10,450                        10,767
1/31/2015                   10,658                        10,923
2/28/2015                   10,526                        10,825
3/31/2015                   10,540                        10,843
4/30/2015                   10,510                        10,805
5/31/2015                   10,471                        10,767
6/30/2015                   10,472                        10,763
7/31/2015                   10,536                        10,835
8/31/2015                   10,559                        10,850
9/30/2015                   10,634                        10,921
10/31/2015                  10,679                        10,960
11/30/2015                  10,678                        10,994
12/31/2015                  10,722                        11,063
1/31/2016                   10,858                        11,187
2/29/2016                   10,887                        11,194
3/31/2016                   10,850                        11,217
4/30/2016                   10,913                        11,285
5/31/2016                   10,882                        11,291
6/30/2016                   10,989                        11,435
7/31/2016                   11,012                        11,439
8/31/2016                   11,002                        11,456
9/30/2016                   10,958                        11,412
10/31/2016                  10,917                        11,328
11/30/2016                  10,652                        10,973
12/31/2016                  10,706                        11,078
1/31/2017                   10,782                        11,132
2/28/2017                   10,846                        11,194
3/31/2017                   10,851                        11,217
4/30/2017                   10,915                        11,294
5/31/2017                   11,014                        11,435
6/30/2017                   10,962                        11,396
7/31/2017                   11,028                        11,476
8/31/2017                   11,074                        11,562
9/30/2017                   11,008                        11,517
10/31/2017                  11,000                        11,525
11/30/2017                  10,891                        11,448
12/31/2017                  10,935                        11,536
1/31/2018                   10,886                        11,440
2/28/2018                   10,863                        11,398
3/31/2018                   10,870                        11,426
4/30/2018                   10,828                        11,389
5/31/2018                   10,909                        11,500                   Past performance is not predictive of
6/30/2018                   10,932                        11,514                   future performance.
7/31/2018                   10,958                        11,552
8/31/2018                   10,961                        11,565                   The returns shown do not reflect the
9/30/2018                   10,908                        11,507                   deduction of taxes that a shareholder
10/31/2018                  10,881                        11,450                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          SINCE
           TOTAL RETURN            YEAR        YEARS       INCEPTION               Copyright 2018 S&P Dow Jones Indices
           ----------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                  -1.08%       1.66%         1.27%                 reserved.

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
ICE BOFAML 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

               DFA California Short-Term              ICE BofAML 1-3 Year
               Municipal Bond Portfolio        California including Puerto Rico
                                                  Municipal Securities Index
              --------------------------       --------------------------------
10/31/2008         $10,000                         $10,000
11/30/2008          10,104                          10,090
12/31/2008          10,196                          10,146
1/31/2009           10,337                          10,255
2/28/2009           10,313                          10,263
3/31/2009           10,349                          10,309
4/30/2009           10,390                          10,357
5/31/2009           10,378                          10,386
6/30/2009           10,366                          10,390
7/31/2009           10,477                          10,465
8/31/2009           10,486                          10,468
9/30/2009           10,554                          10,542
10/31/2009          10,491                          10,537
11/30/2009          10,600                          10,598
12/31/2009          10,595                          10,607
1/31/2010           10,626                          10,631
2/28/2010           10,660                          10,659
3/31/2010           10,602                          10,637
4/30/2010           10,652                          10,675
5/31/2010           10,688                          10,712
6/30/2010           10,714                          10,739
7/31/2010           10,804                          10,796
8/31/2010           10,851                          10,828
9/30/2010           10,825                          10,821
10/31/2010          10,821                          10,821
11/30/2010          10,762                          10,778
12/31/2010          10,721                          10,747
1/31/2011           10,732                          10,772
2/28/2011           10,756                          10,809
3/31/2011           10,795                          10,839
4/30/2011           10,832                          10,863
5/31/2011           10,889                          10,908
6/30/2011           10,904                          10,940
7/31/2011           10,941                          10,975
8/31/2011           10,992                          11,002
9/30/2011           10,975                          10,998
10/31/2011          10,937                          10,985
11/30/2011          10,957                          11,001
12/31/2011          11,009                          11,031
1/31/2012           11,041                          11,056
2/29/2012           11,063                          11,082
3/31/2012           11,046                          11,076
4/30/2012           11,060                          11,085
5/31/2012           11,073                          11,093
6/30/2012           11,076                          11,105
7/31/2012           11,101                          11,124
8/31/2012           11,111                          11,129
9/30/2012           11,112                          11,135
10/31/2012          11,112                          11,139
11/30/2012          11,122                          11,150
12/31/2012          11,112                          11,132
1/31/2013           11,123                          11,160
2/28/2013           11,130                          11,181
3/31/2013           11,140                          11,183
4/30/2013           11,150                          11,189
5/31/2013           11,138                          11,185
6/30/2013           11,104                          11,159
7/31/2013           11,123                          11,192
8/31/2013           11,109                          11,183
9/30/2013           11,149                          11,190
10/31/2013          11,190                          11,211
11/30/2013          11,187                          11,221
12/31/2013          11,185                          11,220
1/31/2014           11,218                          11,238
2/28/2014           11,243                          11,261
3/31/2014           11,198                          11,246
4/30/2014           11,227                          11,265
5/31/2014           11,257                          11,287
6/30/2014           11,254                          11,296
7/31/2014           11,261                          11,297
8/31/2014           11,301                          11,307
9/30/2014           11,286                          11,311
10/31/2014          11,305                          11,313
11/30/2014          11,300                          11,319
12/31/2014          11,274                          11,312
1/31/2015           11,362                          11,345
2/28/2015           11,320                          11,350
3/31/2015           11,320                          11,345
4/30/2015           11,304                          11,349
5/31/2015           11,278                          11,342
6/30/2015           11,306                          11,340
7/31/2015           11,336                          11,370
8/31/2015           11,343                          11,385
9/30/2015           11,383                          11,412
10/31/2015          11,403                          11,425
11/30/2015          11,393                          11,399
12/31/2015          11,389                          11,396
1/31/2016           11,468                          11,451
2/29/2016           11,495                          11,476
3/31/2016           11,462                          11,455
4/30/2016           11,491                          11,471
5/31/2016           11,466                          11,465
6/30/2016           11,518                          11,504
7/31/2016           11,548                          11,524
8/31/2016           11,534                          11,521
9/30/2016           11,506                          11,479
10/31/2016          11,493                          11,481
11/30/2016          11,378                          11,405
12/31/2016          11,397                          11,422
1/31/2017           11,450                          11,476
2/28/2017           11,490                          11,522
3/31/2017           11,480                          11,513
4/30/2017           11,521                          11,539
5/31/2017           11,563                          11,564
6/30/2017           11,538                          11,549
7/31/2017           11,579                          11,581
8/31/2017           11,601                          11,609
9/30/2017           11,573                          11,591
10/31/2017          11,572                          11,580
11/30/2017          11,512                          11,501
12/31/2017          11,519                          11,514
1/31/2018           11,541                          11,549
2/28/2018           11,547                          11,562
3/31/2018           11,537                          11,552
4/30/2018           11,523                          11,534
5/31/2018           11,567                          11,590                         Past performance is not predictive of
6/30/2018           11,598                          11,625                         future performance.
7/31/2018           11,610                          11,651
8/31/2018           11,620                          11,656                         The returns shown do not reflect the
9/30/2018           11,596                          11,617                         deduction of taxes that a shareholder
10/31/2018          11,597                          11,613                         would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS
            --------------------------------------------------------------         ICE BofAML index data copyright 2018
                                   0.22%        0.72%        1.49%                 ICE Data Indices, LLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 29, 2011-OCTOBER 31, 2018

                                    [CHART]

            DFA California Intermediate-Term   S&P Intermediate Term California
                Municipal Bond Portfolio         AMT-Free Municipal Bond Index
            --------------------------------   --------------------------------
11/29/2011               $10,000                          $10,000
11/30/2011                10,000                           10,005
12/31/2011                10,155                           10,197
1/31/2012                 10,255                           10,401
2/29/2012                 10,226                           10,408
3/31/2012                 10,114                           10,321
4/30/2012                 10,216                           10,424
5/31/2012                 10,268                           10,495
6/30/2012                 10,262                           10,480
7/31/2012                 10,373                           10,610
8/31/2012                 10,366                           10,628
9/30/2012                 10,419                           10,703
10/31/2012                10,421                           10,718
11/30/2012                10,556                           10,873
12/31/2012                10,441                           10,744
1/31/2013                 10,471                           10,798
2/28/2013                 10,491                           10,839
3/31/2013                 10,462                           10,790
4/30/2013                 10,546                           10,881
5/31/2013                 10,425                           10,759
6/30/2013                 10,213                           10,504
7/31/2013                 10,236                           10,470
8/31/2013                 10,145                           10,387
9/30/2013                 10,343                           10,607
10/31/2013                10,430                           10,699
11/30/2013                10,381                           10,681
12/31/2013                10,365                           10,662
1/31/2014                 10,530                           10,859
2/28/2014                 10,618                           10,984
3/31/2014                 10,531                           10,970
4/30/2014                 10,681                           11,094
5/31/2014                 10,780                           11,207
6/30/2014                 10,776                           11,203
7/31/2014                 10,802                           11,233
8/31/2014                 10,922                           11,349
9/30/2014                 10,875                           11,352
10/31/2014                10,932                           11,398
11/30/2014                10,947                           11,402
12/31/2014                10,930                           11,453
1/31/2015                 11,149                           11,624
2/28/2015                 11,031                           11,521
3/31/2015                 11,047                           11,542
4/30/2015                 11,019                           11,499
5/31/2015                 10,970                           11,473
6/30/2015                 10,984                           11,468
7/31/2015                 11,051                           11,547
8/31/2015                 11,065                           11,574
9/30/2015                 11,154                           11,654
10/31/2015                11,200                           11,690
11/30/2015                11,190                           11,725
12/31/2015                11,235                           11,798
1/31/2016                 11,365                           11,923
2/29/2016                 11,396                           11,935
3/31/2016                 11,359                           11,965
4/30/2016                 11,424                           12,034
5/31/2016                 11,395                           12,038
6/30/2016                 11,504                           12,189
7/31/2016                 11,528                           12,186
8/31/2016                 11,520                           12,205
9/30/2016                 11,476                           12,149
10/31/2016                11,435                           12,057
11/30/2016                11,145                           11,667
12/31/2016                11,201                           11,781
1/31/2017                 11,290                           11,842
2/28/2017                 11,355                           11,910
3/31/2017                 11,360                           11,933
4/30/2017                 11,426                           12,009
5/31/2017                 11,526                           12,152
6/30/2017                 11,485                           12,119
7/31/2017                 11,563                           12,195
8/31/2017                 11,599                           12,271
9/30/2017                 11,543                           12,222
10/31/2017                11,546                           12,236
11/30/2017                11,414                           12,152
12/31/2017                11,458                           12,232
1/31/2018                 11,441                           12,153
2/28/2018                 11,418                           12,116
3/31/2018                 11,414                           12,145
4/30/2018                 11,371                           12,111
5/31/2018                 11,474                           12,242                  Past performance is not predictive of
6/30/2018                 11,487                           12,251                  future performance.
7/31/2018                 11,525                           12,285
8/31/2018                 11,538                           12,306                  The returns shown do not reflect the
9/30/2018                 11,474                           12,239                  deduction of taxes that a shareholder
10/31/2018                11,435                           12,168                  would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          SINCE
           TOTAL RETURN            YEAR        YEARS       INCEPTION               Copyright 2018 S&P Dow Jones Indices
           ----------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                  -0.96%       1.86%         1.96%                 reserved.

--------------------------------------------------------------------------------
DFA NY MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NEW YORK AMT-FREE MUNICIPAL BOND INDEX
JUNE 16, 2015-OCTOBER 31, 2018

                             [CHART]

                                        S&P Intermediate Term
              DFA NY Municipal       New York AMT-Free Municipal
               Bond Portfolio               Bond Index
             ------------------      ---------------------------
6/16/2015         $10,000                   $10,000
6/30/2015          10,000                    10,015
7/31/2015          10,052                    10,090
8/31/2015          10,072                    10,112
9/30/2015          10,143                    10,177
10/31/2015         10,175                    10,216
11/30/2015         10,184                    10,251
12/31/2015         10,212                    10,321
1/31/2016          10,340                    10,442
2/29/2016          10,358                    10,450
3/31/2016          10,330                    10,469
4/30/2016          10,389                    10,539
5/31/2016          10,368                    10,543
6/30/2016          10,447                    10,687
7/31/2016          10,466                    10,685
8/31/2016          10,454                    10,697
9/30/2016          10,429                    10,657
10/31/2016         10,408                    10,568
11/30/2016         10,253                    10,226
12/31/2016         10,281                    10,333
1/31/2017          10,331                    10,389
2/28/2017          10,379                    10,444
3/31/2017          10,381                    10,465
4/30/2017          10,430                    10,545
5/31/2017          10,501                    10,682
6/30/2017          10,469                    10,643
7/31/2017          10,520                    10,715
8/31/2017          10,551                    10,781
9/30/2017          10,506                    10,736
10/31/2017         10,506                    10,735
11/30/2017         10,431                    10,648
12/31/2017         10,460                    10,738
1/31/2018          10,451                    10,643
2/28/2018          10,448                    10,599
3/31/2018          10,441                    10,619
4/30/2018          10,420                    10,581
5/31/2018          10,462                    10,681                 Past performance is not predictive of
6/30/2018          10,493                    10,694                 future performance.
7/31/2018          10,515                    10,723
8/31/2018          10,504                    10,730                 The returns shown do not reflect the
9/30/2018          10,483                    10,669                 deduction of taxes that a shareholder
10/31/2018         10,485                    10,617                 would pay on fund distributions or the
                                                                    redemption of fund shares.
          AVERAGE ANNUAL         ONE           SINCE
          TOTAL RETURN           YEAR        INCEPTION              Copyright 2018 S&P Dow Jones Indices
          ---------------------------------------------------       LLC, a division of S&P Global. All rights
                                -0.20%         1.41%                reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MN MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
JULY 25, 2017-OCTOBER 31, 2018

                                        [CHART]

                   DFA MN Municipal Bond     S&P Intermediate Term National
                         Portfolio           AMT-Free Municipal Bond Index
                  -----------------------   -------------------------------
7/25/2017                   $10,000                   $10,000
7/31/2017                     9,990                    10,000
8/31/2017                    10,030                    10,076
9/30/2017                     9,963                    10,036
10/31/2017                    9,972                    10,044
11/30/2017                    9,878                     9,976
12/31/2017                    9,914                    10,053
1/31/2018                     9,865                     9,969
2/28/2018                     9,851                     9,933
3/31/2018                     9,843                     9,957
4/30/2018                     9,810                     9,925
5/31/2018                     9,871                    10,022                  Past performance is not predictive of
6/30/2018                     9,889                    10,034                  future performance.
7/31/2018                     9,920                    10,067
8/31/2018                     9,918                    10,078                  The returns shown do not reflect the
9/30/2018                     9,876                    10,028                  deduction of taxes that a shareholder
10/31/2018                    9,856                     9,978                  would pay on fund distributions or the
                                                                               redemption of fund shares.
            AVERAGE ANNUAL           ONE             SINCE
            TOTAL RETURN             YEAR          INCEPTION                   Copyright 2018 S&P Dow Jones Indices
            ---------------------------------------------------------          LLC, a division of S&P Global. All rights
                                    -1.16%          -1.13%                     reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2018

   Bond yields increased in the U.S. during the 12 months ended October 31, 2018. Short-term yields increased more than long-term yields. However, long-term bonds generally underperformed short-term bonds during the period. Bond yields also increased in Japan and Italy, resulting in long-term bonds generally underperforming short-term bonds in these markets. In Germany, the U.K., and Spain, short-term yields generally increased while long-term yields generally decreased. Thus, long-term bonds generally outperformed short-term bonds in these countries.

   In the aggregate, long-term bonds generally underperformed short-term bonds in global developed fixed income markets for the 12-month period ended
October 31, 2018. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 1.06%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) had a total return of -0.33%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years had a total return of 0.18% while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years had a total return of -6.55% during the period.

                                        OCTOBER 31, 2017 OCTOBER 31, 2018 CHANGE
                                        ---------------- ---------------- ------
One-Month Treasury Bill (yield)........       0.99%            2.20%       1.21%
Ten-Year U.S. Treasury Notes (yield)...       2.38%            3.15%       0.77%

--------
Source: Bloomberg

   Some of Dimensional's fixed income strategies are based on a variable maturity strategy that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, aggregate Portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, many of the Portfolios employing a variable maturity approach continued to maintain a duration near the longer end of their eligible range, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. While credit spreads generally widened for the 12 months ended October 31, 2018, many of the Portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premium. The average maturity of the Portfolio decreased to 332 days as of October 31, 2018, from 343 days as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 1.22% for the Portfolio, 1.68% for the ICE BofAML U.S. 6-Month Treasury Bill Index, and 1.25% for the ICE BofAML 1-Year U.S. Treasury Note Index, the Portfolio's benchmarks. The U.S. Treasury yield curve remained upwardly sloped but continued to flatten, reducing expected capital appreciation opportunities during the period. The Portfolio shortened in duration but remained positioned toward the longer end of its eligible average duration range for the period. Interest rates increased across the eligible maturity range, resulting in negative realized term premiums for the period. As a result, the Portfolio's exposure to securities with maturities between one and two years detracted from performance relative to the ICE BofAML U.S. 6-Month Treasury Bill Index. The Portfolio's corporate securities and floating-rate notes contributed positively to performance relative to both government benchmarks.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio hedges substantially all of the currency exposure of its non-U.S. dollar-denominated securities. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the U.K., and the U.S. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. The average maturity of the Portfolio decreased to 1.50 years as of October 31, 2018, from 1.62 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.87% for the Portfolio and 1.32% for the FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD terms, the Portfolio's benchmark. During the period, yield curves in developed markets were generally upwardly sloped, indicting positive expected term premiums. Realized term premiums, however, were generally negative for U.S. dollar-denominated securities. As such, the Portfolio's overweight to U.S. dollar-denominated securities in the two- to three-year maturity range detracted from performance relative to the benchmark. The Portfolio's lack of exposure to Japanese yen- and euro-denominated government securities also detracted from relative performance, as those sovereign debt markets outperformed.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the U.K., and the U.S. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium for holding such bonds is relatively low. The average maturity of the Portfolio decreased to 2.80 years as of October 31, 2018, from 2.89 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 1.12% for the Portfolio and -0.92% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio's benchmark. The Portfolio was positioned to capture term and credit premiums in primarily U.S. dollar-denominated securities. For a portion of the period, the Portfolio maintained exposure to the Australian dollar and New Zealand dollar to capture those currencies' higher expected returns. The U.S. dollar generally appreciated relative to foreign currencies during the period. As a result, the Portfolio's exposure to U.S. dollar- and New Zealand dollar-denominated securities, and lack of exposure to euro-denominated securities, contributed positively to performance relative to the benchmark.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the U.K., and the U.S. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. The average maturity of the Portfolio decreased to 3.83 years as of October 31, 2018, from 3.96 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.38% for the Portfolio and 0.72% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio's benchmark. During the period, yield curves in developed markets were generally upwardly sloped, indicting positive expected term premiums. Realized term premiums were positive for many euro-denominated markets, but negative in the U.S. The Portfolio's overweight to euro-denominated securities contributed positively to performance relative to the benchmark. Additionally, the Portfolio's lack of exposure to certain lower-quality government securities in countries such as Italy, which is included in the benchmark, contributed positively to relative performance. Conversely, the Portfolio's overweight to U.S. dollar-denominated securities in the three- to five-year maturity range, and underweight to Japanese yen-denominated securities detracted from relative performance.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The average maturity of the Portfolio decreased to 9.75 years as of October 31, 2018, from 10.38 years as of October 31, 2017. The Portfolio primarily invests in securities that mature within 15 years and maintains an average portfolio maturity between three and 12 years. The Portfolio hedges substantially all of its foreign currency exposure.

   For the 12 months ended October 31, 2018, total returns were 2.42% for the Portfolio and 1.81% for the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD terms, the Portfolio's benchmark. The Portfolio's higher weight in securities denominated in the British pound, Danish krone, euro, and Swedish krona contributed positively to performance relative to the benchmark. The Portfolio's lack of exposure to certain lower-quality government securities in countries such as Italy, which is included in the benchmark, also benefited relative performance.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premium. The average maturity of the Portfolio decreased to 2.67 years as of October 31, 2018, from 2.89 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.60% for the Portfolio and -0.34% for the ICE BofAML 1-5 Year U.S. Treasury and Agency Index, the Portfolio's benchmark. Interest rates generally increased during the period, resulting in negative realized term premiums. The Portfolio's lower weight in securities in the one- to two-year maturity range and higher weight in securities in the three- to four-year maturity range detracted from performance relative to the benchmark.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The average maturity of the Portfolio decreased to 7.00 years as of October 31, 2018, from 7.20 years as of October 31, 2017. The Portfolio will ordinarily have an average weighted maturity between three and 10 years.

   For the 12 months ended October 31, 2018, total returns were -2.44% for the Portfolio and -1.92% for the Bloomberg Barclays U.S. Government Bond Index, the Portfolio's benchmark. Interest rates generally increased during the period, resulting in negative realized term premiums. The Portfolio's focus on the intermediate segment of the yield curve detracted from performance relative to the benchmark during a period in which realized term premiums were negative.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains an average portfolio maturity and duration of three years or less. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio decreased to 2.62 years as of October 31, 2018, from 2.87 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.22% for the Portfolio and -0.23% for the ICE BofAML 1-5 Year U.S. Corporate & Government Index, the Portfolio's benchmark. For U.S. dollar-denominated securities, interest rates generally increased, resulting in negative realized term premiums for the period. Although credit spreads widened slightly, realized credit premiums were generally positive for short-term securities. As a result, the Portfolio's greater allocation to credit securities contributed positively to performance relative to the benchmark. The Portfolio's exposure to euro- and Swedish krona-denominated securities also contributed positively to relative performance during a period in which non-U.S. developed markets generally outperformed the U.S. market.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and maintains average portfolio duration between three and 10 years. The Portfolio hedges substantially all of its foreign currency exposure. The average duration of the Portfolio decreased to 6.71 years as of October 31, 2018, from 7.01 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -3.53% for the Portfolio and -2.81% for the Bloomberg Barclays U.S. Credit Bond Index, the Portfolio's benchmark. Interest rates generally increased for U.S. dollar-denominated securities, resulting in negative realized term premiums for the period. Credit spreads generally widened, resulting in negative realized credit premiums for intermediate- and longer-term securities. As a result, the Portfolio's lower weight in shorter-term securities and emphasis on the intermediate portion of the yield curve detracted from performance relative to the benchmark. Conversely, the Portfolio's lack of exposure to securities with maturities longer than 15 years contributed positively to relative performance.

DFA TARGETED CREDIT PORTFOLIO

   The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB-rated securities that mature within five years. Non-U.S. dollar-denominated securities held by the Portfolio are currency-hedged. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The average maturity of the Portfolio decreased to 3.22 years as of October 31, 2018, from
3.69 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.18% for the Portfolio and 0.79% for the Bloomberg Barclays Global Aggregate Credit Index 1-5 Years (hedged to USD), the Portfolio's benchmark. The Portfolio's higher weight in three- to five-year U.S. dollar-denominated securities detracted from performance relative to the benchmark during a period in which realized term premiums were negative. The Portfolio's lower weight in euro- and British pound-denominated securities also detracted from relative performance during a period in which non-U.S. developed markets generally outperformed the U.S. market.

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

   The DFA Global Core Plus Fixed Income Portfolio seeks to maximize total returns by investing in a universe of U.S. and foreign fixed income securities. The Portfolio is managed with a view to capture expected credit premiums and expected term premiums. The Portfolio will increase or decrease investment exposure to lower-rated securities depending on the expected credit premiums. The Portfolio will also increase or decrease investment exposure to intermediate-term securities depending on expected term premiums. The average maturity of the Portfolio was 8.16 years as of October 31, 2018.

   From its inception on January 11, 2018, through October 31, 2018, total returns were -0.56% for the Portfolio and 0.20% for the Bloomberg Barclays Global Aggregate Bond Index (hedged to USD), the Portfolio's benchmark. Interest rates generally increased for U.S. dollar-denominated securities, resulting in negative realized term premiums. Credit spreads generally widened, also resulting in negative realized credit premiums. The Portfolio's lower weight in shorter-term securities and higher weight in BB-rated U.S. dollar-denominated securities in the intermediate segment of the yield curve detracted from performance relative to the benchmark during a period in which realized term and credit premiums were negative in the U.S.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The average duration of the Portfolio decreased to 5.81 years as of October 31, 2018, from 5.94 years as of October 31, 2017. The Portfolio's average sector allocation as of October 31, 2018, was approximately 54% in corporate securities and 46% in government securities.

   For the 12 months ended October 31, 2018, total returns were -2.38% for the Portfolio and -2.05% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio's benchmark. The Portfolio's focus on the intermediate segment of the yield curve detracted from performance relative to the benchmark during a period in which realized term premiums were negative. The Portfolio's lack of exposure to securitized bonds also detracted from relative performance.

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

   The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional ("Underlying Funds") in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Underlying Funds may include the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The average maturity of the Portfolio decreased to 4.71 years as of October 31, 2018, from 5.00 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -1.05% for the Portfolio and -1.02% for the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Portfolio's benchmark. The Portfolio's exposure to short-term corporate securities and U.S. TIPS, and lower weight in intermediate-term government securities contributed positively to performance relative to the benchmark, while its inclusion of 10- to 15-year government securities detracted from relative performance during a period in which realized term premiums were negative.

DFA LTIP PORTFOLIO

   The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The average maturity of the Portfolio increased to 28.11 years as of October 31, 2018, from 27.03 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -5.73% for the Portfolio and -4.93% for the FTSE U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio's benchmark. The Portfolio's longer duration detracted from performance relative to the benchmark during a period in which realized term premiums were negative in the U.S. TIPS market.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio decreased to 8.12 years as of October 31, 2018, from
8.28 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -1.53% for the Portfolio and -1.24% for the Bloomberg Barclays U.S. TIPS Index, the Portfolio's benchmark. The Portfolio's emphasis on the intermediate segment of the real yield curve detracted from performance relative to the benchmark during a period in which the intermediate segment underperformed the combination of the long and short ends of the real yield curve.

DFA SHORT-DURATION REAL RETURN PORTFOLIO

   The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains an average portfolio duration of three years or less. The average duration of the Portfolio remained unchanged at 2.86 years as of October 31, 2018, from October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.70% for the Portfolio and 0.11% for the Bloomberg Barclays U.S. TIPS 1-5 Years Index, the Portfolio's benchmark. The Portfolio's exposure to short-dated corporate securities and euro- and Swedish krona-denominated securities contributed positively to performance relative to the benchmark.

DFA MUNICIPAL REAL RETURN PORTFOLIO

   The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The average duration of the Portfolio remained relatively unchanged at 4.81 years as of October 31, 2018, versus 4.82 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.86% for the Portfolio and -0.65% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's emphasis on the intermediate segment of the municipal yield curve detracted from performance relative to the benchmark, as the intermediate segment underperformed the combination of the long and short ends of the curve for the period. The Portfolio's lower weight in municipal securities rated single-A and BBB also detracted from relative performance during a period in which realized credit premiums within municipal securities were positive. The Portfolio's zero-coupon inflation swaps, designed for protection from unexpected inflation, contributed positively to relative performance. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

   The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities, and in derivative instruments to provide inflation protection. The average duration of the Portfolio was 4.45 years as of October 31, 2018.

   From the Portfolio's inception on November 1, 2017, through October 31, 2018, total returns were -0.86% for the Portfolio and -0.53% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's emphasis on the intermediate segment of the municipal yield curve detracted from performance relative to the benchmark, as the intermediate segment underperformed the combination of the long and short ends of the curve for the period. The Portfolio's zero-coupon inflation swaps, designed for protection from unexpected inflation, contributed positively to relative performance. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA MUNICIPAL BOND PORTFOLIO

   The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The average duration of the Portfolio decreased to 3.22 years as of October 31, 2018, from 3.27 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.84% for the Portfolio and -0.65% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's higher weight in shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years contributed positively to performance relative to the benchmark during a period in which realized term premiums were negative. The Portfolio's lower weight in municipal securities rated single-A and BBB detracted from relative performance during a period in which realized credit premiums within municipal securities were positive.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The investment strategy uses a variable maturity approach to determine where to invest cash flows. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to 1.08 years as of October 31, 2018, from 1.62 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.28% for the Portfolio and 0.37% for the ICE BofAML 1-3 Year U.S. Municipal Securities Index, the Portfolio's benchmark. The Portfolio's higher weight in shorter-term municipal securities contributed positively to performance relative to the benchmark during a period in which realized term premiums were negative. The Portfolio's lower weight in municipal securities rated single-A and BBB detracted from relative performance during a period in which realized credit premiums within municipal securities were positive.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The average duration of the Portfolio decreased to 3.64 years as of October 31, 2018, from 3.78 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -1.08% for the Portfolio and -0.65% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's emphasis on intermediate-term securities detracted from performance relative to the benchmark, as the intermediate segment underperformed the combination of the long and short ends of the curve for the period. The Portfolio's lower weight in municipal securities rated single-A and BBB also detracted from relative performance during a period in which realized credit premiums within municipal securities were positive.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio decreased to 1.24 years as of October 31, 2018, from 1.75 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.22% for the Portfolio and 0.28% for the ICE BofAML 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio's benchmark. The Portfolio's allocation to three- to five-year municipal securities detracted from performance relative to the benchmark, while its allocation to the zero- to one-year maturity range contributed positively to relative performance during a period in which realized term premiums were negative.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio decreased to 3.49 years as of October 31, 2018, from 3.58 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.96% for the Portfolio and -0.56% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's lower weight in municipal securities in the zero- to one-year maturity range and focus on higher-quality short-term municipal securities detracted from performance relative to the benchmark.

DFA NY MUNICIPAL BOND PORTFOLIO

   The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio decreased to 1.86 years as of October 31, 2018, from
2.52 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -0.20% for the Portfolio and -1.10% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's higher weight in shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than eight years contributed positively to performance relative to the benchmark during a period in which realized term premiums were negative.

DFA MN MUNICIPAL BOND PORTFOLIO

   The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities and regional governmental authorities. The average maturity of the Portfolio decreased to 3.19 years as of October 31, 2018, from 4.22 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were -1.16% for the Portfolio and -0.65% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio's emphasis on short- to intermediate-term

Minnesota securities detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index during a period when the national municipal bond market outperformed the Minnesota bond market.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                              --------- --------- ---------- ---------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return........................... $1,000.00 $1,010.10    0.17%     $0.86
Hypothetical 5% Annual Return................ $1,000.00 $1,024.35    0.17%     $0.87
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return........................... $1,000.00 $1,009.50    0.17%     $0.86
Hypothetical 5% Annual Return................ $1,000.00 $1,024.35    0.17%     $0.87

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                      --------- --------- ---------- ---------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,010.50    0.17%     $0.86
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.35    0.17%     $0.87
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,011.70    0.27%     $1.37
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.84    0.27%     $1.38
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,019.50    0.19%     $0.97
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.25    0.19%     $0.97
DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return................................... $1,000.00 $1,006.00    0.19%     $0.96
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.25    0.19%     $0.97
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,002.70    0.13%     $0.66
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.55    0.13%     $0.66
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return................................... $1,000.00 $1,009.50    0.22%     $1.11
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return................................... $1,000.00 $  999.40    0.22%     $1.11
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12
DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return................................... $1,000.00 $1,010.60    0.20%     $1.01
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.20    0.20%     $1.02
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,007.00    0.31%     $1.57
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.64    0.31%     $1.58
DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return................................... $1,000.00 $1,002.80    0.22%     $1.11
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12
DFA DIVERSIFIED FIXED INCOME PORTFOLIO(2)
-----------------------------------------
Actual Fund Return................................... $1,000.00 $1,003.50    0.14%     $0.71
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.50    0.14%     $0.71

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                           --------- --------- ---------- ---------
DFA LTIP PORTFOLIO
------------------
Actual Fund Return........................................ $1,000.00 $  925.80    0.15%     $0.73
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.45    0.15%     $0.77
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return........................................ $1,000.00 $  988.70    0.12%     $0.60
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.60    0.12%     $0.61
DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return........................................ $1,000.00 $1,005.10    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.23%     $1.17
DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return........................................ $1,000.00 $  997.50    0.21%     $1.06
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.15    0.21%     $1.07
DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $  997.50    0.28%     $1.41
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.79    0.28%     $1.43
DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return........................................ $1,000.00 $1,005.30    0.22%     $1.11
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.10    0.22%     $1.12
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return........................................ $1,000.00 $1,005.60    0.21%     $1.06
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.15    0.21%     $1.07
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,004.80    0.22%     $1.11
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.10    0.22%     $1.12
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,006.40    0.21%     $1.06
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.15    0.21%     $1.07
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,005.60    0.22%     $1.11
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.10    0.22%     $1.12
DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return........................................ $1,000.00 $1,006.30    0.24%     $1.21
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.00    0.24%     $1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                    --------- --------- ---------- ---------
   DFA MN MUNICIPAL BOND PORTFOLIO
   -------------------------------
   Actual Fund Return.............. $1,000.00 $1,004.70    0.31%     $1.57
   Hypothetical 5% Annual Return... $1,000.00 $1,023.64    0.31%     $1.58

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

   DFA ONE-YEAR FIXED INCOME PORTFOLIO
Corporate..........................  10.6%
Government.........................  22.5%
Foreign Corporate..................  26.5%
Foreign Government.................  29.8%
Supranational......................  10.6%
                                    -----
                                    100.0%

    DFA FIVE-YEAR GLOBAL FIXED INCOME
                PORTFOLIO
Corporate..........................  15.9%
Foreign Corporate..................  28.0%
Foreign Government.................  48.8%
Supranational......................   7.3%
                                    -----
                                    100.0%

    DFA INTERMEDIATE GOVERNMENT FIXED
            INCOME PORTFOLIO
Government......................... 100.0%
                                    -----
                                    100.0%

      DFA TARGETED CREDIT PORTFOLIO
Corporate..........................  65.5%
Foreign Corporate..................  32.2%
Foreign Government.................   2.3%
                                    -----
                                    100.0%

    DFA TWO-YEAR GLOBAL FIXED INCOME
                PORTFOLIO
Corporate..........................  12.0%
Government.........................   8.9%
Foreign Corporate..................  25.5%
Foreign Government.................  41.4%
Supranational......................  12.2%
                                    -----
                                    100.0%

   DFA WORLD EX U.S. GOVERNMENT FIXED
            INCOME PORTFOLIO
Government.........................   0.2%
Foreign Corporate..................   5.4%
Foreign Government.................  79.9%
Supranational......................  14.5%
                                    -----
                                    100.0%

     DFA SHORT-TERM EXTENDED QUALITY
                PORTFOLIO
Corporate..........................  43.4%
Foreign Corporate..................  28.8%
Foreign Government.................  23.9%
Supranational......................   3.9%
                                    -----
                                    100.0%

    DFA GLOBAL CORE PLUS FIXED INCOME
                PORTFOLIO
Corporate..........................  49.1%
Government.........................   2.2%
Foreign Corporate..................  31.3%
Foreign Government.................  12.9%
Supranational......................   4.5%
                                    -----
                                    100.0%

   DFA SELECTIVELY HEDGED GLOBAL FIXED
            INCOME PORTFOLIO
Corporate..........................  37.0%
Government.........................   7.5%
Foreign Corporate..................  27.3%
Foreign Government.................  22.9%
Supranational......................   5.3%
                                    -----
                                    100.0%

   DFA SHORT-TERM GOVERNMENT PORTFOLIO
Government......................... 100.0%
                                    -----
                                    100.0%

     DFA INTERMEDIATE-TERM EXTENDED
            QUALITY PORTFOLIO
Corporate..........................  75.8%
Government.........................   3.4%
Foreign Corporate..................  20.3%
Foreign Government.................   0.4%
Supranational......................   0.1%
                                    -----
                                    100.0%

     DFA INVESTMENT GRADE PORTFOLIO
Corporate..........................  44.1%
Government.........................  44.0%
Foreign Corporate..................  10.0%
Foreign Government.................   1.9%
                                    -----
                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


      DFA DIVERSIFIED FIXED INCOME
                PORTFOLIO
Government.........................  18.5%
Affiliated Investment Companies....  81.5%
                                    -----
                                    100.0%

DFA SHORT-DURATION REAL RETURN PORTFOLIO
Corporate..........................  44.8%
Government.........................   4.3%
Foreign Corporate..................  28.0%
Foreign Government.................  17.4%
Supranational......................   5.5%
                                    -----
                                    100.0%

      DFA MUNICIPAL BOND PORTFOLIO
Muni G.O. Local....................  49.7%
Muni G.O. State....................  23.2%
Muni Revenue.......................  19.9%
Muni Pre-Refunded..................   7.2%
                                    -----
                                    100.0%

   DFA CALIFORNIA SHORT-TERM MUNICIPAL
BOND PORTFOLIO
Muni G.O. Local....................  42.3%
Muni G.O. State....................  18.7%
Muni Revenue.......................  18.9%
Muni Pre-Refunded..................  20.1%
                                    -----
                                    100.0%

     DFA MN MUNICIPAL BOND PORTFOLIO
Muni G.O. Local....................  85.8%
Muni G.O. State....................   5.0%
Muni Revenue.......................   8.1%
Muni Pre-Refunded..................   1.1%
                                    -----
                                    100.0%

        DFA LTIP PORTFOLIO
Government......................... 100.0%
                                    -----
                                    100.0%

   DFA MUNICIPAL REAL RETURN PORTFOLIO
Muni G.O. Local....................  52.2%
Muni G.O. State....................  25.6%
Muni Revenue.......................  21.9%
Muni Pre-Refunded                     0.3%
                                    -----
                                    100.0%

 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni G.O. Local....................  46.3%
Muni G.O. State....................  26.6%
Muni Revenue.......................  17.0%
Muni Pre-Refunded..................  10.1%
                                    -----
                                    100.0%

    DFA CALIFORNIA INTERMEDIATE-TERM
        MUNICIPAL BOND PORTFOLIO
Muni G.O. Local....................  46.6%
Muni G.O. State....................  20.0%
Muni Insured.......................   0.1%
Muni Revenue.......................  23.7%
Muni Pre-Refunded..................   9.6%
                                    -----
                                    100.0%

   DFA INFLATION-PROTECTED SECURITIES
PORTFOLIO
Government......................... 100.0%
                                    -----
                                    100.0%

  DFA CALIFORNIA MUNICIPAL REAL RETURN
PORTFOLIO
Muni G.O. Local....................  64.4%
Muni G.O. State....................  17.6%
Muni Revenue.......................  13.1%
Muni Pre-Refunded..................   4.9%
                                    -----
                                    100.0%

  DFA INTERMEDIATE-TERM MUNICIPAL BOND
PORTFOLIO
Muni G.O. Local....................  49.9%
Muni G.O. State....................  32.0%
Muni Insured.......................   0.3%
Muni Revenue.......................  16.6%
Muni Pre-Refunded..................   1.2%
                                    -----
                                    100.0%

     DFA NY MUNICIPAL BOND PORTFOLIO
Muni G.O. Local....................  51.4%
Muni G.O. State....................   0.7%
Muni Revenue.......................  32.2%
Muni Pre-Refunded..................  15.7%
                                    -----
                                    100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
AGENCY OBLIGATIONS -- (5.1%)
Federal Home Loan Bank
      2.000%, 09/13/19..................................    74,000 $ 73,546,158
      1.500%, 10/21/19..................................    48,000   47,419,344
      1.375%, 11/15/19..................................     7,500    7,393,980
      2.125%, 02/11/20..................................    34,500   34,197,814
      1.875%, 03/13/20..................................    10,000    9,874,330
      4.125%, 03/13/20..................................    80,000   81,351,760
      2.375%, 03/30/20..................................    10,000    9,936,770
Federal Home Loan Banks
      2.625%, 05/28/20..................................    30,000   29,894,010
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19..................................   103,600  102,216,215
Federal National Mortgage Association
      1.000%, 10/24/19..................................    20,000   19,661,800
                                                                   ------------
TOTAL AGENCY OBLIGATIONS................................            415,492,181
                                                                   ------------
BONDS -- (69.7%)
African Development Bank
      1.125%, 09/20/19..................................    19,000   18,716,202
      1.375%, 02/12/20..................................    25,438   24,947,657
      1.875%, 03/16/20..................................    26,600   26,218,822
Agence Francaise de Developpement
      1.375%, 08/02/19..................................    15,600   15,423,907
      1.625%, 01/21/20..................................    30,930   30,394,169
ANZ New Zealand International Ltd.
#W    2.250%, 02/01/19..................................     3,905    3,897,837
W     2.600%, 09/23/19..................................    22,849   22,734,406
#     2.600%, 09/23/19..................................    11,984   11,923,897
Apple, Inc.
#     1.500%, 09/12/19..................................   102,300  101,111,819
      1.800%, 11/13/19..................................    55,641   55,046,996
      1.900%, 02/07/20..................................     5,413    5,344,835
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)  2.592%, 02/07/20..................................     7,000    7,016,476
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.080%,
  FRN
(r)   2.423%, 02/08/19..................................    29,550   29,556,260
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%,
  FRN
(r)   2.641%, 05/06/19..................................    15,600   15,621,808
Asian Development Bank
      1.625%, 05/05/20..................................    16,500   16,179,098

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        ------- -----------
                                                         (000)
                                                        -------
       1.625%, 08/26/20..............................    4,091  $ 3,993,429
Australia & New Zealand Banking Group, Ltd.
#      2.000%, 11/16/18..............................   12,359   12,356,083
       2.250%, 06/13/19..............................    4,150    4,132,300
#      1.600%, 07/15/19..............................    9,250    9,160,034
#W     2.250%, 12/19/19..............................   60,000   59,441,812
Australia & New Zealand Banking Group, Ltd.,
  Floating Rate Note, 3M USD LIBOR + 0.660%, FRN
#(r)W  3.027%, 09/23/19..............................    3,145    3,160,301
Australia & New Zealand Banking Group, Ltd.,
  Floating Rate Note, 3M USD LIBOR + 0.750%, FRN
(r)W   3.065%, 11/16/18..............................   45,630   45,644,199
Bank Nederlandse Gemeenten NV
       1.500%, 02/15/19..............................   20,600   20,535,254
Bank of Montreal
#      2.100%, 06/15/20..............................    7,500    7,368,010
#      3.100%, 07/13/20..............................    4,000    3,994,774
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)    2.774%, 06/15/20..............................   25,000   25,102,435
Berkshire Hathaway Finance Corp., Floating Rate
  Note, 3M USD LIBOR + 0.250%, FRN
#(r)   2.671%, 01/11/19..............................    5,900    5,901,721
Berkshire Hathaway Finance Corp., Floating Rate
  Note, 3M USD LIBOR + 0.260%, FRN
(r)    2.574%, 08/15/19..............................   11,030   11,047,301
Berkshire Hathaway Finance Corp., Floating Rate
  Note, 3M USD LIBOR + 0.690%, FRN
#(r)   3.024%, 03/15/19..............................    7,000    7,016,868
BNG Bank NV
       1.875%, 06/11/19..............................   64,646   64,298,916
       1.750%, 10/30/19..............................   42,880   42,406,176
#W     1.750%, 10/30/19..............................    7,500    7,417,125
       1.625%, 11/25/19..............................   17,750   17,511,795
#W     2.500%, 02/28/20..............................   26,000   25,837,474
       2.500%, 02/28/20..............................   49,108   48,801,026

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
      1.750%, 10/05/20...................................   11,500  $11,221,642
Caisse d'Amortissement de la Dette Sociale
W     1.500%, 01/28/19...................................   18,200   18,151,224
      1.500%, 01/28/19...................................   29,512   29,435,977
#W    1.750%, 09/24/19...................................    8,000    7,920,320
      1.750%, 09/24/19...................................   41,830   41,413,373
      1.875%, 01/13/20...................................   57,100   56,368,549
      2.000%, 04/17/20...................................    4,000    3,941,504
      1.875%, 07/28/20...................................   63,300   61,990,323
Chevron Corp.
      1.790%, 11/16/18...................................    9,140    9,137,553
      1.561%, 05/16/19...................................   19,242   19,092,682
      1.991%, 03/03/20...................................    9,500    9,368,631
Chevron Corp., Floating Rate Note, 3M USD LIBOR +
  0.090%, FRN
(r)   2.401%, 02/28/19...................................   15,350   15,353,562
Chevron Corp., Floating Rate Note, 3M USD LIBOR +
  0.410%, FRN
#(r)  2.724%, 11/15/19...................................    6,950    6,983,280
Chevron Corp., Floating Rate Note, 3M USD LIBOR +
  0.510%, FRN
(r)   2.825%, 11/16/18...................................    5,000    5,000,986
Cisco Systems, Inc.
#     2.125%, 03/01/19...................................   11,680   11,659,784
      1.400%, 09/20/19...................................   23,787   23,494,665
      4.450%, 01/15/20...................................    8,329    8,469,393
Commonwealth Bank of Australia
      1.750%, 11/02/18...................................    3,200    3,200,000
      2.250%, 03/13/19...................................    7,400    7,387,799
      2.300%, 09/06/19...................................   13,969   13,880,133
Commonwealth Bank of Australia, Floating Rate Note, 3M
  USD LIBOR + 0.550%, FRN
(r)   2.873%, 09/06/19...................................   13,094   13,135,553
Commonwealth Bank of Australia, Floating Rate Note, 3M
  USD LIBOR + 0.640%, FRN
(r)   2.983%, 11/07/19...................................    4,819    4,842,198
Commonwealth Bank of Australia, Floating Rate Note, 3M
  USD LIBOR + 0.790%, FRN
(r)W  3.139%, 11/02/18...................................   20,325   20,325,000

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
Commonwealth Bank of Australia, Floating Rate Note, 3M
  USD LIBOR + 1.060%, FRN
(r)   3.394%, 03/15/19...................................   25,115  $25,199,251
Cooperatieve Rabobank UA
#     2.250%, 01/14/19...................................   31,738   31,714,549
#     1.375%, 08/09/19...................................   43,920   43,345,502
#     2.250%, 01/14/20...................................   16,470   16,291,844
#     4.750%, 01/15/20...................................    9,332    9,505,482
W     4.750%, 01/15/20...................................    6,750    6,875,482
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR +
  0.510%, FRN
(r)   2.852%, 08/09/19...................................    3,419    3,429,595
Council Of Europe Development Bank
      1.500%, 05/17/19...................................   46,200   45,899,562
      1.750%, 11/14/19...................................    4,280    4,232,055
#     1.875%, 01/27/20...................................   29,349   28,976,020
#     1.625%, 03/10/20...................................   28,132   27,637,314
CPPIB Capital, Inc.
W     1.250%, 09/20/19...................................    4,850    4,783,448
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR +
  0.300%, FRN
(r)W  2.466%, 10/16/20...................................   50,000   49,995,450
Dexia Credit Local SA
      2.250%, 01/30/19...................................    9,706    9,696,013
#     1.875%, 01/29/20...................................   10,000    9,858,114
Equinor ASA
#     2.250%, 11/08/19...................................   27,060   26,839,156
Erste Abwicklungsanstalt
      1.375%, 10/30/19...................................   19,000   18,700,788
      2.500%, 03/13/20...................................   15,200   15,085,194
EUROFIMA
      1.750%, 05/29/20...................................   14,900   14,595,772
European Bank for Reconstruction & Development
      1.750%, 11/26/19...................................   21,051   20,807,840
      1.625%, 05/05/20...................................   14,445   14,161,892
#     1.125%, 08/24/20...................................    4,872    4,711,175
European Investment Bank
      1.250%, 05/15/19...................................    4,200    4,170,012
#     1.125%, 08/15/19...................................   32,000   31,590,400
      1.250%, 12/16/19...................................   18,000   17,673,126
#     1.625%, 03/16/20...................................   65,651   64,504,947
#     1.750%, 05/15/20...................................   96,800   95,049,871
#     1.375%, 06/15/20...................................   20,300   19,794,680
      1.625%, 08/14/20...................................    5,000    4,882,128
Export Development Canada
#     1.750%, 08/19/19...................................   99,550   98,756,426

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                          FACE
                                                                         AMOUNT^    VALUE+
                                                                         ------- ------------
                                                                          (000)
                                                                         -------
#    1.000%, 09/13/19.................................................    23,335 $ 22,974,901
#W   2.300%, 02/10/20.................................................    85,250   84,545,410
#    1.750%, 07/21/20.................................................    10,000    9,788,750
Finland Government International Bond
     1.750%, 09/10/19.................................................     6,300    6,242,960
FMS Wertmanagement
     1.500%, 08/09/19.................................................     5,000    4,949,300
     1.000%, 08/16/19.................................................   123,000  121,268,907
#    1.750%, 01/24/20.................................................    29,500   29,090,126
     2.250%, 02/03/20.................................................    22,400   22,218,560
#    1.750%, 03/17/20.................................................     6,500    6,395,651
     1.750%, 05/15/20.................................................     8,200    8,048,931
Inter-American Development Bank
     1.125%, 09/12/19.................................................    21,247   20,951,773
     1.750%, 10/15/19.................................................     9,500    9,400,639
     1.625%, 05/12/20.................................................    23,629   23,171,401
     1.875%, 06/16/20.................................................    59,685   58,660,626
Inter-American Development Bank, Floating Rate Note, 1M USD LIBOR +
  0.040%, FRN
(r)  2.334%, 11/26/18.................................................     5,051    5,050,816
International Bank for Reconstruction & Development
     0.875%, 08/15/19.................................................    18,000   17,736,570
     1.875%, 10/07/19.................................................    49,532   49,096,317
     1.875%, 04/21/20.................................................    21,108   20,792,731
     1.625%, 09/04/20.................................................    35,104   34,268,841
International Finance Corp.
     1.625%, 07/16/20.................................................     7,500    7,331,003
Kommunalbanken A.S.
     2.125%, 03/15/19.................................................    62,140   62,018,703
     1.750%, 05/28/19.................................................    42,700   42,464,552
     1.500%, 09/09/19.................................................     5,000    4,943,430
     1.500%, 10/22/19.................................................    34,768   34,311,705
     1.625%, 01/15/20.................................................    32,140   31,647,294
#W   2.500%, 04/17/20.................................................     7,028    6,981,836
     2.500%, 04/17/20.................................................    25,396   25,228,386
     1.750%, 09/15/20.................................................    15,398   15,040,705
     1.375%, 10/26/20.................................................     6,000    5,808,780
Kommunekredit
     1.125%, 08/23/19.................................................    63,700   62,826,036
     1.625%, 06/12/20.................................................    19,691   19,263,902
Kommuninvest I Sverige AB
     1.125%, 09/17/19.................................................    17,200   16,941,708
     2.000%, 11/12/19.................................................    17,950   17,789,024
     1.750%, 03/19/20.................................................    38,544   37,911,801
     1.625%, 09/01/20.................................................     1,000      974,889
W    1.625%, 09/01/20.................................................    13,840   13,491,005

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
Kreditanstalt fuer Wiederaufbau
#     1.250%, 09/30/19.................................................   63,000  $62,103,662
      4.000%, 01/27/20.................................................    4,100    4,154,306
      1.750%, 03/31/20.................................................   15,000   14,754,675
      1.500%, 04/20/20.................................................   62,500   61,203,940
      1.625%, 05/29/20.................................................   29,085   28,484,638
#     1.875%, 06/30/20.................................................   19,500   19,152,466
#     2.750%, 07/15/20.................................................   14,500   14,440,888
Municipality Finance P.L.C.
      1.250%, 04/18/19.................................................   20,150   20,015,317
      1.750%, 05/21/19.................................................   24,350   24,221,822
      1.500%, 03/23/20.................................................   12,567   12,313,901
National Australia Bank, Ltd.
#     2.000%, 01/14/19.................................................    4,500    4,493,139
#W    2.250%, 07/01/19.................................................   12,000   11,944,211
      1.375%, 07/12/19.................................................   70,400   69,651,937
      2.250%, 01/10/20.................................................    8,700    8,606,156
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR +
  0.240%, FRN
(r)W  2.730%, 07/25/19.................................................   50,000   50,020,872
(r)W  2.557%, 08/29/19.................................................   41,600   41,631,681
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR +
0.590%, FRN
(r)W  3.004%, 01/10/20.................................................   16,080   16,155,274
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR +
0.780%, FRN
(r)   3.216%, 01/14/19.................................................    2,500    2,503,240
Nederlandse Waterschapsbank NV
W     1.500%, 01/23/19.................................................   27,950   27,882,920
      1.875%, 03/13/19.................................................   67,703   67,510,859
      1.750%, 09/05/19.................................................   40,400   40,027,108
W     1.750%, 09/05/19.................................................   16,000   15,852,320
W     1.250%, 09/09/19.................................................    6,050    5,969,112
      1.250%, 09/09/19.................................................    6,850    6,758,416
      1.625%, 03/04/20.................................................   15,750   15,471,823
Nestle Holdings, Inc.
      2.125%, 01/14/20.................................................   13,703   13,563,627
Nordea Bank Abp
      2.375%, 04/04/19.................................................    3,969    3,961,336
Nordic Investment Bank
      2.500%, 04/28/20.................................................   41,650   41,382,708
Novartis Capital Corp.
#     1.800%, 02/14/20.................................................    6,551    6,452,809
NRW Bank
      1.875%, 07/01/19.................................................   16,907   16,798,795
      1.250%, 07/29/19.................................................   11,734   11,596,689

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
      2.000%, 09/23/19.................................................   14,600  $14,483,083
      1.875%, 01/27/20.................................................   14,333   14,137,211
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19.................................................    3,000    2,988,651
      1.125%, 04/26/19.................................................   41,526   41,206,663
#     1.750%, 01/24/20.................................................   56,352   55,559,680
#     1.375%, 02/10/20.................................................   56,482   55,360,480
Oracle Corp., Floating Rate Note, 3M USD LIBOR + 0.580%, FRN
(r)   3.016%, 01/15/19.................................................    1,000    1,001,055
Pfizer, Inc.
#     2.100%, 05/15/19.................................................   17,442   17,380,173
Procter & Gamble Co. (The)
#     1.750%, 10/25/19.................................................    3,866    3,821,942
Province of Alberta Canada
      1.900%, 12/06/19.................................................   61,000   60,315,824
Province of Manitoba Canada
#     1.750%, 05/30/19.................................................   24,440   24,293,524
Province of Ontario Canada
      2.000%, 01/30/19.................................................   23,297   23,264,237
#     1.250%, 06/17/19.................................................   39,780   39,402,603
#     1.650%, 09/27/19.................................................   10,500   10,380,405
#     4.000%, 10/07/19.................................................   16,209   16,368,975
      4.400%, 04/14/20.................................................   50,499   51,448,042
      1.875%, 05/21/20.................................................   18,800   18,462,159
Province of Quebec Canada
      3.500%, 07/29/20.................................................    5,993    6,036,074
Province of Quebec Canada, Floating Rate Note, 3M USD LIBOR + 0.280%,
  FRN
(r)   2.749%, 07/21/19.................................................   80,786   80,939,074
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR + 0.340%, FRN
(r)W  2.726%, 09/30/19.................................................   54,140   54,253,275
Royal Bank of Canada
#     1.625%, 04/15/19.................................................   15,252   15,171,931
#     1.500%, 07/29/19.................................................   31,042   30,706,444
#     2.125%, 03/02/20.................................................   77,755   76,723,648
#     2.150%, 03/06/20.................................................   51,922   51,269,666
      2.150%, 10/26/20.................................................   32,000   31,282,233
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.450%, FRN
(r)   2.864%, 01/10/19.................................................    2,400    2,401,298
Shell International Finance BV
#     1.625%, 11/10/18.................................................   21,970   21,960,625
      1.375%, 05/10/19.................................................   11,990   11,897,652
#     1.375%, 09/12/19.................................................   43,105   42,555,648
      4.300%, 09/22/19.................................................    6,987    7,071,126

                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
                                                                         -------
     4.375%, 03/25/20.................................................    8,110  $ 8,253,790
#    2.125%, 05/11/20.................................................   38,606   38,085,239
Shell International Finance BV, Floating Rate Note, 3M USD LIBOR +
  0.350%, FRN
(r)  2.684%, 09/12/19.................................................   17,870   17,915,211
Shell International Finance BV, Floating Rate Note, 3M USD LIBOR +
  0.580%, FRN
(r)  2.921%, 11/10/18.................................................   21,560   21,563,049
State of North Rhine-Westphalia Germany
     1.875%, 06/17/19.................................................   16,500   16,406,082
     1.625%, 07/25/19.................................................   17,200   17,047,350
     1.250%, 09/16/19.................................................   12,000   11,829,648
     1.625%, 01/22/20.................................................   55,400   54,505,290
State of North Rhine-Westphalia Germany, Floating Rate Note, 3M USD
  LIBOR + 0.170%, FRN
(r)  2.480%, 11/23/18.................................................   48,200   48,205,784
Svensk Exportkredit AB
     1.250%, 04/12/19.................................................    6,500    6,460,230
     1.875%, 06/17/19.................................................   43,600   43,360,761
     1.125%, 08/28/19.................................................    5,000    4,931,050
     1.750%, 05/18/20.................................................    4,150    4,068,744
     1.875%, 06/23/20.................................................    9,257    9,081,252
     1.750%, 08/28/20.................................................   25,800   25,199,500
#    2.750%, 10/07/20.................................................   17,422   17,316,074
Svenska Handelsbanken AB
#    2.500%, 01/25/19.................................................   33,223   33,203,731
     2.250%, 06/17/19.................................................   19,710   19,611,632
#    1.500%, 09/06/19.................................................    2,109    2,081,917
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.490%,
  FRN
(r)  2.824%, 06/17/19.................................................    1,580    1,583,395
(r)  2.813%, 09/06/19.................................................    9,086    9,108,529
Swedbank AB
W    2.375%, 02/27/19.................................................    9,000    8,983,476
Toronto-Dominion Bank (The)
     1.950%, 01/22/19.................................................   17,548   17,519,247
#    2.125%, 07/02/19.................................................    5,515    5,487,107
     1.450%, 08/13/19.................................................    3,773    3,730,408
     1.900%, 10/24/19.................................................   90,974   89,968,272
     2.250%, 11/05/19.................................................   18,746   18,596,789
     3.000%, 06/11/20.................................................   31,103   31,009,712

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)   2.594%, 09/17/20.................................................   10,000  $10,012,600
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)   2.611%, 06/11/20.................................................   12,000   12,014,724
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR +
  0.150%, FRN
(r)   2.638%, 10/24/19.................................................    2,090    2,091,705
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR +
  0.650%, FRN
(r)   2.988%, 08/13/19.................................................    9,500    9,540,698
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR +
  0.840%, FRN
(r)   3.309%, 01/22/19.................................................    5,000    5,008,908
Total Capital International SA, Floating Rate Note, 3M USD LIBOR +
  0.350%, FRN
(r)   2.689%, 06/19/19.................................................    4,633    4,638,586
Total Capital SA
#     4.450%, 06/24/20.................................................    4,490    4,575,019
Toyota Motor Credit Corp.
#     1.700%, 01/09/19.................................................   34,001   33,947,715
#     2.100%, 01/17/19.................................................    6,561    6,555,812
#     1.700%, 02/19/19.................................................    8,868    8,836,763
      1.400%, 05/20/19.................................................   29,561   29,335,922
      2.125%, 07/18/19.................................................    2,613    2,600,388
#     2.200%, 01/10/20.................................................   36,621   36,288,997
      2.150%, 03/12/20.................................................   17,891   17,693,076
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.140%,
  FRN
#(r)  2.459%, 11/14/19.................................................   10,000   10,000,256
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.260%,
  FRN
(r)   2.668%, 01/09/19.................................................   22,158   22,162,822

                                                                           FACE
                                                                          AMOUNT^     VALUE+
                                                                          ------- --------------
                                                                           (000)
                                                                          -------
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.390%,
  FRN
(r)   2.839%, 01/17/19.................................................    14,300 $   14,309,535
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.820%,
  FRN
#(r)  3.142%, 02/19/19.................................................     7,347      7,365,033
USAA Capital Corp., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)W  2.771%, 02/01/19.................................................    42,955     42,978,400
Walmart, Inc.
      1.750%, 10/09/19.................................................     9,000      8,904,359
      2.850%, 06/23/20.................................................    59,391     59,296,662
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
#(r)  2.406%, 06/23/20.................................................    37,500     37,515,069
Westpac Banking Corp.
      1.950%, 11/23/18.................................................    17,521     17,513,116
      2.250%, 01/17/19.................................................    79,463     79,384,164
      1.600%, 08/19/19.................................................    16,970     16,783,372
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)W  2.542%, 04/26/19.................................................    21,000     21,013,118
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.710%, FRN
(r)   3.048%, 05/13/19.................................................     5,500      5,515,948
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.740%, FRN
(r)   3.050%, 11/23/18.................................................    22,189     22,197,740
                                                                                  --------------
TOTAL BONDS                                                                        5,693,844,234
                                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (15.2%)
U.S. Treasury Notes
      1.250%, 10/31/19.................................................    25,000     24,645,508
      1.875%, 12/31/19.................................................    80,000     79,200,000
      1.375%, 01/15/20.................................................    15,000     14,753,906
      1.250%, 01/31/20.................................................    35,000     34,347,852
      1.375%, 02/15/20.................................................   157,000    154,191,173
      1.250%, 02/29/20.................................................    50,000     48,996,094
      1.375%, 02/29/20.................................................    43,000     42,200,469
      1.625%, 03/15/20.................................................   215,000    211,598,633

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
                                                         -------
      1.125%, 03/31/20..................................  50,000 $   48,835,938
      1.375%, 03/31/20.................................. 180,000    176,400,000
      2.250%, 03/31/20.................................. 110,000    109,136,328
      1.500%, 04/15/20.................................. 280,000    274,739,063
      1.125%, 04/30/20..................................  25,000     24,376,953
                                                                 --------------
 TOTAL U.S. TREASURY OBLIGATIONS........................          1,243,421,917
                                                                 --------------
 TOTAL INVESTMENT SECURITIES............................          7,352,758,332
                                                                 --------------

 CERTIFICATES OF DEPOSIT -- (6.0%)
      Bank of Montreal 2.513%, 03/06/20.................  88,000     87,987,918
 (r)  Bank of Nova Scotia 2.691%, 02/28/19..............  75,000     75,083,573
 Nordea Bank AB
 (r)  2.657%, 03/07/19.................................. 100,000    100,092,435
 (r)  2.793%, 11/07/18..................................  20,000     20,001,780
 (r)  Nordea Bank Abp 2.694%, 04/10/19..................  37,000     37,030,583
 Svenska Handelsbanken
      2.738%, 02/12/19.................................. 149,500    149,646,785
 (r)  2.689%, 01/22/20..................................  23,200     23,199,928
                                                                 --------------
 TOTAL CERTIFICATES OF DEPOSIT..........................            493,043,002
                                                                 --------------
 COMMERCIAL PAPER -- (1.0%)
      Nestle Finance International Ltd.
        2.167%, 11/16/18................................  15,000     14,985,253

                                                        FACE
                                                       AMOUNT^       VALUE+
                                                      ---------- --------------
                                                        (000)
                                                      ----------
(r)   Oversea-Chinese
      Banking Corp., Ltd. 2.559%, 11/05/18...........     20,000 $   20,000,880
W     PSP Capital, Inc. 2.151%, 11/05/18.............     19,500     19,494,001
(r)W  Toronto-Dominion Bank (The) 2.654%, 05/10/19...     30,000     30,028,680
                                                                 --------------
TOTAL COMMERCIAL PAPER...............................                84,508,814
                                                                 --------------
                                                       SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
        Money Market Fund 2.090%..................... 65,068,909     65,068,909
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  DFA Short Term Investment Fund................. 15,330,495    177,373,826
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,205,173,382)..............................            $8,172,752,883
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  415,492,181   --    $  415,492,181
Bonds.........................          --  5,693,844,234   --     5,693,844,234
U.S. Treasury Obligations.....          --  1,243,421,917   --     1,243,421,917
Certificates of Deposit.......          --    493,043,002   --       493,043,002
Commercial Paper..............          --     84,508,814   --        84,508,814
Temporary Cash Investments.... $65,068,909             --   --        65,068,909
Securities Lending Collateral.          --    177,373,826   --       177,373,826
                               ----------- --------------   --    --------------
TOTAL......................... $65,068,909 $8,107,683,974   --    $8,172,752,883
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (89.8%)
AUSTRALIA -- (5.9%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19...................................        4,823  $  4,798,811
W   2.600%, 09/23/19...................................          750       746,239
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19...................................       42,343    42,162,407
    1.600%, 07/15/19...................................        8,565     8,481,696
    2.050%, 09/23/19...................................        1,168     1,157,783
W   2.250%, 12/19/19...................................       12,000    11,888,362
#   2.250%, 11/09/20...................................       16,895    16,512,133
Commonwealth Bank of Australia
    2.300%, 09/06/19...................................       11,019    10,948,900
    5.000%, 10/15/19...................................       12,500    12,719,088
W   2.250%, 03/10/20...................................       10,000     9,862,100
W   2.050%, 09/18/20...................................       41,500    40,455,365
#   2.400%, 11/02/20...................................       25,800    25,271,665
National Australia Bank, Ltd.
W   2.250%, 07/01/19...................................       18,482    18,396,076
    2.250%, 07/01/19...................................       18,070    17,985,992
    1.375%, 07/12/19...................................       36,269    35,883,609
W   2.400%, 12/09/19...................................        2,492     2,470,817
#   2.250%, 01/10/20...................................        4,300     4,253,617
    2.125%, 05/22/20...................................       14,706    14,450,557
    2.625%, 07/23/20...................................        6,100     6,024,400
#   2.500%, 01/12/21...................................       10,000     9,785,310
Westpac Banking Corp.
    2.250%, 01/17/19...................................       15,344    15,328,777
    1.600%, 08/19/19...................................        4,975     4,920,287
#   2.150%, 03/06/20...................................        5,000     4,928,050
    2.300%, 05/26/20...................................       10,000     9,840,550
                                                                      ------------
TOTAL AUSTRALIA........................................                329,272,591
                                                                      ------------
AUSTRIA -- (2.7%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20...................................       83,158    81,988,783
    1.375%, 02/10/20...................................       55,318    54,219,593
    1.875%, 01/20/21...................................       15,860    15,449,343
                                                                      ------------
TOTAL AUSTRIA..........................................                151,657,719
                                                                      ------------
BELGIUM -- (0.3%)
Dexia Credit Local SA
    1.875%, 01/29/20...................................       14,674    14,465,797
                                                                      ------------
CANADA -- (19.8%)
Bank of Montreal
    2.100%, 12/12/19...................................        6,015     5,948,573

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
CANADA -- (Continued)
    2.100%, 06/15/20...................................       3,000 $  2,947,204
    1.880%, 03/31/21................................... CAD   8,000    5,925,086
#   1.900%, 08/27/21...................................       5,000    4,792,998
Bank of Nova Scotia (The)
#   2.350%, 10/21/20...................................       6,905    6,790,915
Canada Housing Trust No 1
W   3.750%, 03/15/20................................... CAD 115,000   89,037,753
W   1.200%, 06/15/20................................... CAD  18,500   13,795,636
W   1.450%, 06/15/20................................... CAD  30,000   22,461,089
W   1.250%, 12/15/20................................... CAD  15,000   11,112,614
Canadian Government Bond
    1.750%, 05/01/20................................... CAD 142,000  107,035,284
    3.500%, 06/01/20................................... CAD  15,000   11,609,290
CPPIB Capital, Inc.
    1.400%, 06/04/20................................... CAD  37,500   28,021,668
Export Development Canada
W   2.300%, 02/10/20...................................      10,000    9,917,350
    1.750%, 07/21/20...................................       9,895    9,685,968
Province of Alberta Canada
#   1.900%, 12/06/19...................................       8,700    8,602,421
    1.250%, 06/01/20................................... CAD  88,500   66,004,079
    1.750%, 08/26/20...................................      15,800   15,418,351
W   1.750%, 08/26/20...................................      15,000   14,636,625
    1.350%, 09/01/21................................... CAD  10,000    7,332,675
Province of British Columbia Canada
    3.700%, 12/18/20................................... CAD  69,500   54,113,335
Province of Manitoba Canada
    2.050%, 11/30/20...................................       9,000    8,802,270
Province of Ontario Canada
    4.200%, 06/02/20................................... CAD 132,500  103,394,185
    2.550%, 02/12/21...................................      15,000   14,791,354
    4.000%, 06/02/21................................... CAD  50,000   39,289,377
Province of Quebec Canada
    4.500%, 12/01/19................................... CAD  16,000   12,441,095
    3.500%, 07/29/20...................................       4,500    4,532,344
    4.500%, 12/01/20................................... CAD 139,000  109,862,213
Royal Bank of Canada
    2.980%, 05/07/19................................... CAD   4,500    3,430,316
    2.125%, 03/02/20...................................      55,000   54,270,473
#   2.150%, 03/06/20...................................      18,715   18,479,870
    1.920%, 07/17/20................................... CAD  49,000   36,656,668
    2.150%, 10/26/20...................................       6,508    6,362,024
    2.500%, 01/19/21...................................      12,831   12,595,399
    2.860%, 03/04/21................................... CAD   7,000    5,303,878
    2.030%, 03/15/21................................... CAD  30,000   22,306,126
Toronto-Dominion Bank (The)
    1.900%, 10/24/19...................................      24,675   24,402,215
    2.250%, 11/05/19...................................      18,638   18,489,648
    1.693%, 04/02/20................................... CAD  57,000   42,650,522
    3.000%, 06/11/20...................................       3,000    2,991,002
    2.563%, 06/24/20................................... CAD  78,000   59,000,813

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
CANADA -- (Continued)
    2.550%, 01/25/21................................       5,000 $    4,919,172
    3.250%, 06/11/21................................       5,000      4,983,306
Toyota Credit Canada, Inc.
    2.480%, 11/19/19................................ CAD   7,500      5,688,253
                                                                 --------------
TOTAL CANADA........................................              1,110,831,437
                                                                 --------------
DENMARK -- (1.8%)
Kommunekredit
    1.125%, 08/23/19................................      51,900     51,187,932
    1.750%, 01/10/20................................       1,500      1,479,615
    1.625%, 06/12/20................................      26,744     26,163,923
    1.625%, 06/01/21................................      20,000     19,264,960
                                                                 --------------
TOTAL DENMARK.......................................                 98,096,430
                                                                 --------------
FINLAND -- (0.7%)
Municipality Finance P.L.C.
    1.500%, 03/23/20................................      25,529     25,014,846
Nordea Bank Abp
W   1.625%, 09/30/19................................      16,000     15,787,491
                                                                 --------------
TOTAL FINLAND.......................................                 40,802,337
                                                                 --------------
FRANCE -- (6.6%)
Agence Francaise de Developpement
    1.375%, 08/02/19................................      19,800     19,576,498
    1.625%, 01/21/20................................     119,240    117,174,286
    2.750%, 03/22/21................................      12,000     11,873,040
Caisse d'Amortissement de la Dette Sociale
    1.750%, 09/24/19................................      42,445     42,022,248
W   1.750%, 09/24/19................................       9,000      8,910,360
    1.875%, 01/13/20................................      51,200     50,544,128
    2.000%, 04/17/20................................       4,250      4,187,848
    1.875%, 07/28/20................................      60,300     59,052,393
Dexia Credit Local SA
    2.000%, 01/22/21................................ EUR  10,050     11,931,871
IXIS Corporate & Investment Bank SA
    5.875%, 02/24/20................................ GBP   4,000      5,416,936
Sanofi
#   4.000%, 03/29/21................................      13,381     13,581,204
Total Capital International SA
    2.750%, 06/19/21................................      14,493     14,311,255
Total Capital SA
    4.450%, 06/24/20................................       3,750      3,821,007
    4.125%, 01/28/21................................       6,000      6,105,417
                                                                 --------------
TOTAL FRANCE........................................                368,508,491
                                                                 --------------
GERMANY -- (7.9%)
Erste Abwicklungsanstalt
    1.375%, 10/30/19................................      30,200     29,724,410

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 GERMANY -- (Continued)
     2.500%, 03/13/20.................................     21,200  $ 21,039,876
     2.000%, 11/16/20.................................      1,400     1,367,992
 FMS Wertmanagement
     1.000%, 08/16/19.................................     34,700    34,211,635
 #   1.750%, 01/24/20.................................     29,450    29,040,821
     1.750%, 05/15/20.................................     16,600    16,294,178
 Kreditanstalt fuer Wiederaufbau
     4.000%, 01/27/20.................................      5,000     5,066,227
     1.750%, 03/31/20.................................      5,000     4,918,225
     1.500%, 04/20/20.................................     48,000    47,004,626
     1.625%, 05/29/20.................................     20,563    20,138,546
     1.875%, 06/30/20.................................     30,000    29,465,333
 #   2.750%, 07/15/20.................................     53,750    53,530,878
     1.375%, 02/01/21................................. GBP  1,000     1,287,915
 Landeskreditbank Baden- Wuerttemberg Foerderbank
     1.375%, 07/21/21.................................      4,779     4,562,946
 Merck & Co., Inc.
     1.850%, 02/10/20.................................     18,426    18,146,119
 NRW Bank
     1.250%, 07/29/19.................................      9,358     9,248,493
     2.000%, 09/23/19.................................     12,000    11,903,904
     1.875%, 01/27/20.................................     23,000    22,685,820
 State of North Rhine- Westphalia Germany
     1.625%, 07/25/19.................................     22,700    22,498,538
     1.250%, 09/16/19.................................     13,800    13,604,095
     1.625%, 01/22/20.................................     48,650    47,864,302
                                                                   ------------
 TOTAL GERMANY........................................              443,604,879
                                                                   ------------
 JAPAN -- (2.1%)
 Toyota Credit Canada, Inc.
     2.250%, 05/23/19................................. CAD 12,238     9,291,472
     1.800%, 02/19/20................................. CAD  5,000     3,748,680
 Toyota Motor Credit Corp.
     2.200%, 01/10/20.................................     36,592    36,260,260
     2.150%, 03/12/20.................................     67,658    66,909,514
                                                                   ------------
 TOTAL JAPAN..........................................              116,209,926
                                                                   ------------
 NETHERLANDS -- (8.0%)
 BNG Bank NV
     1.750%, 10/30/19.................................     22,320    22,073,364
 W   1.750%, 10/30/19.................................      7,500     7,417,125
     1.625%, 11/25/19.................................      2,800     2,762,424
 #W  2.500%, 02/28/20.................................     17,000    16,893,733
     1.750%, 03/24/20.................................     57,534    56,562,596
     1.750%, 10/05/20.................................     27,000    26,346,465
     2.125%, 12/14/20.................................     15,000    14,705,100
     4.375%, 02/16/21.................................     14,566    14,972,391
 Cooperatieve Rabobank UA
 #   1.375%, 08/09/19.................................      1,320     1,302,734

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 NETHERLANDS -- (Continued)
     2.250%, 01/14/20.................................      22,845 $ 22,597,885
     4.750%, 01/15/20.................................       5,000    5,092,950
 W   4.750%, 01/15/20.................................       4,750    4,838,303
     4.500%, 01/11/21.................................       2,962    3,024,532
     4.125%, 01/12/21................................. EUR     500      617,666
     4.625%, 01/13/21................................. GBP     850    1,160,951
     2.500%, 01/19/21.................................      21,650   21,178,064
 Nederlandse
     Waterschapsbank NV
 W   1.750%, 09/05/19.................................      22,900   22,688,633
     1.750%, 09/05/19.................................      11,000   10,898,470
     1.250%, 09/09/19.................................       2,430    2,397,511
     1.625%, 03/04/20.................................      39,199   38,506,667
 Shell International Finance BV
 #   1.375%, 09/12/19.................................      41,375   40,847,696
     4.300%, 09/22/19.................................       4,000    4,048,161
     4.375%, 03/25/20.................................      24,209   24,638,226
     2.125%, 05/11/20.................................      38,565   38,044,792
     2.250%, 11/10/20.................................      32,801   32,204,678
 #   1.875%, 05/10/21.................................       9,450    9,131,681
                                                                   ------------
 TOTAL NETHERLANDS....................................              444,952,798
                                                                   ------------
 NORWAY -- (5.1%)
 Equinor ASA
     2.250%, 11/08/19.................................      56,499   56,037,896
 #   2.900%, 11/08/20.................................      10,673   10,592,575
 Kommunalbanken A.S.
     1.500%, 09/09/19.................................       6,500    6,426,459
     1.500%, 10/22/19.................................      35,878   35,407,137
     1.625%, 01/15/20.................................       3,000    2,954,010
     2.500%, 04/17/20.................................      26,984   26,805,905
 W   2.500%, 04/17/20.................................       7,378    7,329,537
     1.750%, 09/15/20.................................      27,226   26,594,248
     1.375%, 10/26/20.................................       6,000    5,808,780
 Norway Government Bond
 W   3.750%, 05/25/21................................. NOK 840,000  105,852,476
 Statoil ASA
     2.000%, 09/10/20................................. EUR     500      588,354
     5.625%, 03/11/21................................. EUR   2,476    3,179,763
                                                                   ------------
 TOTAL NORWAY.........................................              287,577,140
                                                                   ------------
 SINGAPORE -- (0.1%)
 Singapore Government Bond
     2.250%, 06/01/21................................. SGD  10,000    7,238,205
                                                                   ------------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.2%)
 African Development Bank
     1.125%, 09/20/19.................................      15,500   15,268,481
     1.375%, 02/12/20.................................      24,438   23,966,933
     1.875%, 03/16/20.................................      44,400   43,763,748
 Asian Development Bank
     1.625%, 05/05/20.................................      88,376   86,657,211
     1.625%, 08/26/20.................................       4,005    3,909,480

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
 Council Of Europe Development Bank
     1.750%, 11/14/19.................................       3,779 $  3,736,667
     1.625%, 03/10/20.................................      95,649   93,967,064
 EUROFIMA
     1.750%, 05/29/20.................................      31,474   30,831,364
 European Bank for Reconstruction & Development
     1.750%, 11/26/19.................................      22,505   22,245,045
     1.625%, 05/05/20.................................      14,445   14,161,892
 European Investment Bank
 #   1.625%, 03/16/20.................................      71,819   70,565,274
 #   1.750%, 05/15/20.................................      25,000   24,548,004
     1.375%, 06/15/20.................................       5,000    4,875,537
     1.250%, 11/05/20................................. CAD  15,000   11,110,676
 #   4.000%, 02/16/21.................................      15,000   15,311,943
     2.000%, 03/15/21.................................      20,000   19,521,911
 #   1.625%, 06/15/21.................................       8,000    7,708,592
 W   2.250%, 07/30/21................................. CAD  15,000   11,281,135
 Inter-American Development Bank
     1.125%, 09/12/19.................................       6,280    6,192,739
     1.750%, 10/15/19.................................       2,500    2,473,853
     1.625%, 05/12/20.................................      20,740   20,338,349
     1.875%, 06/16/20.................................      31,033   30,500,381
 International Bank for Reconstruction & Development
     1.875%, 10/07/19.................................      23,401   23,195,165
     1.125%, 03/11/20................................. CAD  12,255    9,153,385
 #   1.875%, 04/21/20.................................      11,108   10,942,091
     1.625%, 09/04/20.................................      37,988   37,084,227
 International Finance Corp.
     1.625%, 07/16/20.................................       8,500    8,308,470
 Nordic Investment Bank
     2.500%, 04/28/20.................................      31,795   31,590,953
                                                                   ------------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........              683,210,570
                                                                   ------------
 SWEDEN -- (7.0%)
 Kommuninvest I Sverige AB
     2.000%, 11/12/19.................................      29,200   28,938,134
     1.750%, 03/19/20.................................      57,760   56,812,620
 W   1.625%, 09/01/20.................................       7,360    7,174,408
     1.625%, 09/01/20.................................       4,000    3,899,556
     2.500%, 12/01/20................................. SEK 308,000   35,342,177
     1.000%, 09/15/21................................. SEK 200,000   22,341,454
 Svensk Exportkredit AB
     1.875%, 06/17/19.................................      11,458   11,395,128
     1.125%, 08/28/19.................................       9,250    9,122,443

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 SWEDEN -- (Continued)
     1.750%, 05/18/20.................................      2,000  $  1,960,840
 #   1.875%, 06/23/20.................................      9,134     8,960,587
     1.750%, 08/28/20.................................     59,671    58,282,146
     2.750%, 10/07/20.................................     16,837    16,734,631
 #   1.750%, 03/10/21.................................     26,000    25,206,658
     2.875%, 05/22/21.................................     23,500    23,360,231
 Svenska Handelsbanken AB
     2.500%, 01/25/19.................................     28,687    28,670,362
     2.250%, 06/17/19.................................     32,437    32,275,115
     1.500%, 09/06/19.................................     15,711    15,509,244
     1.950%, 09/08/20.................................      2,500     2,433,450
     2.400%, 10/01/20.................................      4,000     3,925,760
     3.000%, 11/20/20................................. GBP  1,000     1,318,428
                                                                   ------------
 TOTAL SWEDEN.........................................              393,663,372
                                                                   ------------
 SWITZERLAND -- (0.1%)
 Novartis Capital Corp.
 #   1.800%, 02/14/20.................................      7,805     7,688,014
                                                                   ------------
 UNITED STATES -- (9.5%)
 Apple, Inc.
 #   1.500%, 09/12/19.................................     76,350    75,463,220
     1.800%, 11/13/19.................................      4,328     4,281,796
     1.550%, 02/07/20.................................      9,900     9,732,762
     1.900%, 02/07/20.................................     22,408    22,125,820
     2.000%, 11/13/20.................................      3,267     3,196,252
     2.250%, 02/23/21.................................     18,600    18,231,653
     2.850%, 05/06/21.................................      8,000     7,928,560
 Berkshire Hathaway, Inc.
     0.250%, 01/17/21................................. EUR  1,074     1,222,168
 Chevron Corp.
     2.193%, 11/15/19.................................     31,566    31,321,298
     1.961%, 03/03/20.................................      4,150     4,091,466
     1.991%, 03/03/20.................................     30,589    30,166,006
 #   2.419%, 11/17/20.................................      5,000     4,929,406
     2.100%, 05/16/21.................................     23,691    22,992,755
 Cisco Systems, Inc.
 #   1.400%, 09/20/19.................................     23,306    23,019,577
     4.450%, 01/15/20.................................     38,004    38,644,592
 #   2.450%, 06/15/20.................................      9,935     9,832,968
     2.200%, 02/28/21.................................     11,394    11,122,373
 Coca-Cola Co. (The)
 #   1.875%, 10/27/20.................................      5,077     4,962,486
 Exxon Mobil Corp.
     1.912%, 03/06/20.................................     19,700    19,420,676
     2.222%, 03/01/21.................................     10,000     9,770,481
 Merck & Co., Inc.
     3.875%, 01/15/21.................................      7,090     7,178,270
 Microsoft Corp.
     1.850%, 02/06/20.................................     12,000    11,847,277
     1.850%, 02/12/20.................................     14,000    13,817,650
 Nestle Holdings, Inc.
     2.125%, 01/14/20.................................      9,572     9,474,643
     1.750%, 12/09/20................................. GBP  2,400     3,101,655

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
UNITED STATES -- (Continued)
Novartis Capital Corp.
    4.400%, 04/24/20................................      1,059  $    1,078,654
Oracle Corp.
#   3.875%, 07/15/20................................      3,909       3,955,020
    2.250%, 01/10/21................................ EUR 22,330      26,573,101
    2.800%, 07/08/21................................      1,834       1,810,424
Pfizer, Inc.
#   1.950%, 06/03/21................................      1,881       1,825,945
Procter & Gamble Co. (The)
    4.125%, 12/07/20................................ EUR  2,791       3,443,980
    1.850%, 02/02/21................................      8,890       8,653,579
Toyota Motor Credit Corp.
    4.500%, 06/17/20................................      4,500       4,597,033
    4.250%, 01/11/21................................      5,000       5,107,027
    1.900%, 04/08/21................................     13,516      13,064,833
    2.950%, 04/13/21................................      9,760       9,696,511
#   2.750%, 05/17/21................................        820         809,110
Walmart, Inc.
#   1.750%, 10/09/19................................      8,900       8,805,422
    2.850%, 06/23/20................................     42,244      42,176,899
#   3.125%, 06/23/21................................      2,500       2,499,250
                                                                 --------------
TOTAL UNITED STATES.................................                531,972,598
                                                                 --------------
TOTAL BONDS.........................................              5,029,752,304
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (5.8%)
U.S. Treasury Notes
    1.250%, 10/31/19................................     20,000      19,716,406
    1.375%, 01/15/20................................     20,000      19,671,875
    1.250%, 01/31/20................................     45,000      44,161,524
    1.375%, 02/15/20................................     46,000      45,177,031
    1.250%, 02/29/20................................     36,000      35,277,188
    1.375%, 02/29/20................................     15,000      14,721,094
    1.625%, 03/15/20................................     17,300      17,026,309
    1.125%, 03/31/20................................     20,000      19,534,375
    1.375%, 03/31/20................................     35,000      34,300,000
    2.250%, 03/31/20................................     10,000       9,921,484
    1.500%, 04/15/20................................     45,000      44,154,492
    1.125%, 04/30/20................................     21,000      20,476,641
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                324,138,419
                                                                 --------------
AGENCY OBLIGATIONS -- (3.0%)
Federal Home Loan Bank
    2.125%, 02/11/20................................      5,000       4,956,205
    1.875%, 03/13/20................................     24,000      23,698,392
    4.125%, 03/13/20................................     39,900      40,574,190
    2.375%, 03/30/20................................     32,100      31,897,032
Federal Home Loan Banks
    2.625%, 05/28/20................................     16,000      15,943,472
Federal Home Loan Mortgage Corp.
    1.375%, 05/01/20................................      7,000       6,849,997

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
Federal National Mortgage Association
   1.500%, 02/28/20..................................... 42,000  $   41,284,404
                                                                 --------------
TOTAL AGENCY OBLIGATIONS................................            165,203,692
                                                                 --------------
TOTAL INVESTMENT SECURITIES.............................          5,519,094,415
                                                                 --------------

                                                        SHARES       VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S) DFA Short Term Investment Fund................... 6,990,750 $   80,882,982
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,668,227,453)...............................           $5,599,977,397
                                                                 ==============

As of October 31, 2018, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                      UNREALIZED
                                                                                       FOREIGN
                                                                                       EXCHANGE
                                                                         SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD              COUNTERPARTY                 DATE    (DEPRECIATION)
------------------ --------------- ------------------------------------- ---------- --------------
USD       284,597  CAD     368,315 Citibank, N.A.                         11/05/18   $     4,800
USD     6,131,570  CAD   8,022,840 UBS AG                                 11/05/18        36,874
USD    10,435,286  CAD  13,730,516 Citibank, N.A.                         11/05/18         4,651
USD    12,205,073  CAD  15,792,444 National Australia Bank Ltd.           11/05/18       208,056
USD    15,011,173  CAD  19,624,784 JP Morgan                              11/05/18       102,850
USD   125,045,811  CAD 161,374,245 Citibank, N.A.                         11/13/18     2,438,706
USD    12,913,713  GBP   9,912,443 State Street Bank and Trust            11/16/18       236,115
USD    11,189,080  SEK 101,054,322 Citibank, N.A.                         11/21/18       129,705
USD    11,319,733  SEK 102,387,333 National Australia Bank Ltd.           11/21/18       114,474
USD    36,969,869  SEK 334,108,799 Bank of America Corp.                  11/21/18       405,035
USD    49,437,710  EUR  42,383,531 Citibank, N.A.                         11/23/18     1,354,255
USD     7,367,996  SGD  10,077,547 HSBC Bank                              12/13/18        86,426
USD    19,698,352  EUR  16,893,687 State Street Bank and Trust            12/27/18       465,392
USD   112,164,558  NOK 913,322,944 Morgan Stanley and Co. International   01/02/19     3,493,982
USD   122,290,195  CAD 158,644,808 State Street Bank and Trust            01/07/19     1,605,539
USD   135,188,779  CAD 175,068,306 Barclays Capital                       01/16/19     1,990,337
USD     8,473,470  CAD  11,060,458 HSBC Bank                              01/17/19        58,124
USD   112,189,188  CAD 146,535,829 HSBC Bank                              01/17/19       697,444
USD   126,919,031  CAD 165,088,229 National Australia Bank Ltd.           01/18/19     1,309,596
USD   115,543,278  CAD 150,906,569 State Street Bank and Trust            01/22/19       716,447
USD   133,133,709  CAD 174,745,848 UBS AG                                 01/25/19       160,574
USD    16,629,368  EUR  14,475,097 State Street Bank and Trust            01/28/19       101,680
                                                                                     -----------
TOTAL APPRECIATION                                                                   $15,721,062
CAD     9,211,068  USD   7,030,528 State Street Bank and Trust            01/16/19   $   (22,407)
EUR    15,514,294  USD  18,337,027 UBS AG                                 11/23/18      (736,302)
EUR    15,382,247  USD  18,044,039 State Street Bank and Trust            11/23/18      (593,119)
                                                                                     -----------
TOTAL (DEPRECIATION)                                                                 $(1,351,828)
                                                                                     -----------
TOTAL APPRECIATION (DEPRECIATION)                                                    $14,369,234
                                                                                     ===========

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------
                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                           ------- -------------- ------- --------------
Bonds
   Australia..............................   --    $  329,272,591   --    $  329,272,591
   Austria................................   --       151,657,719   --       151,657,719
   Belgium................................   --        14,465,797   --        14,465,797
   Canada.................................   --     1,110,831,437   --     1,110,831,437
   Denmark................................   --        98,096,430   --        98,096,430
   Finland................................   --        40,802,337   --        40,802,337
   France.................................   --       368,508,491   --       368,508,491
   Germany................................   --       443,604,879   --       443,604,879
   Japan..................................   --       116,209,926   --       116,209,926
   Netherlands............................   --       444,952,798   --       444,952,798
   Norway.................................   --       287,577,140   --       287,577,140
   Singapore..............................   --         7,238,205   --         7,238,205
   Supranational Organization Obligations.   --       683,210,570   --       683,210,570
   Sweden.................................   --       393,663,372   --       393,663,372
   Switzerland............................   --         7,688,014   --         7,688,014
   United States..........................   --       531,972,598   --       531,972,598
Agency Obligations........................   --       165,203,692   --       165,203,692
U.S. Treasury Obligations.................   --       324,138,419   --       324,138,419
Securities Lending Collateral.............   --        80,882,982   --        80,882,982
Forward Currency Contracts**..............   --        14,369,234   --        14,369,234
                                             --    --------------   --    --------------
TOTAL.....................................   --    $5,614,346,631   --    $5,614,346,631
                                             ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 BONDS -- (91.7%)
 AUSTRALIA -- (4.0%)
 ASB Finance, Ltd.
     0.500%, 06/10/22.................................. EUR  2,000  $ 2,266,422
 Australia & New Zealand Banking Group, Ltd.
     2.700%, 11/16/20..................................      3,463    3,414,491
     2.625%, 11/09/22..................................      6,667    6,400,490
 Commonwealth Bank of Australia
 W   2.750%, 03/10/22..................................      2,000    1,939,916
     0.500%, 07/11/22.................................. EUR  5,725    6,507,320
 Macquarie Group, Ltd.
 W   3.000%, 12/03/18..................................      4,475    4,476,253
 National Australia Bank, Ltd.
 #   2.625%, 01/14/21..................................      1,405    1,378,180
     1.875%, 07/12/21..................................      1,350    1,291,046
     0.875%, 01/20/22.................................. EUR  1,112    1,280,207
     2.500%, 05/22/22..................................      3,968    3,796,701
     0.350%, 09/07/22.................................. EUR  1,500    1,691,485
 Westpac Banking Corp.
     4.875%, 11/19/19..................................      3,350    3,409,824
     0.250%, 01/17/22.................................. EUR  8,500    9,600,571
                                                                    -----------
 TOTAL AUSTRALIA.......................................              47,452,906
                                                                    -----------
 BELGIUM -- (0.2%)
 Kingdom of Belgium Government Bond
 W   0.200%, 10/22/23.................................. EUR  2,000    2,284,388
                                                                    -----------
 CANADA -- (9.6%)
 Bank of Montreal
     1.900%, 08/27/21..................................      4,000    3,834,398
 Bank of Nova Scotia (The)
     2.800%, 07/21/21..................................        420      413,081
 Canada Housing Trust No 1
 W   2.000%, 12/15/19.................................. CAD  6,000    4,546,272
 W   1.450%, 06/15/20.................................. CAD 38,000   28,450,712
 Canadian Natural Resources, Ltd.
 #   2.950%, 01/15/23..................................      5,000    4,813,456
 CPPIB Capital, Inc.
 W   1.250%, 09/20/19..................................      3,000    2,958,834
 Goldcorp, Inc.
     3.625%, 06/09/21..................................        500      497,032
 Province of Alberta Canada
     4.000%, 12/01/19.................................. CAD 10,000    7,735,349
 Province of British Columbia Canada
     3.250%, 12/18/21.................................. CAD  5,000    3,867,561
 Province of Quebec Canada
     4.500%, 12/01/19.................................. CAD 10,000    7,775,685

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 CANADA -- (Continued)
 Royal Bank of Canada
     2.750%, 02/01/22.................................      5,614  $  5,485,979
     1.968%, 03/02/22................................. CAD  8,000     5,858,665
 Toronto-Dominion Bank (The)
     1.900%, 10/24/19.................................      1,598     1,580,334
     2.250%, 11/05/19.................................     10,067     9,986,870
     1.693%, 04/02/20................................. CAD  7,000     5,237,783
     2.563%, 06/24/20................................. CAD 14,000    10,589,890
     1.994%, 03/23/22................................. CAD 10,000     7,334,650
 Total Capital Canada, Ltd.
     1.125%, 03/18/22................................. EUR  1,500     1,759,034
 Toyota Credit Canada, Inc.
     2.020%, 02/28/22................................. CAD  4,000     2,924,380
                                                                   ------------
 TOTAL CANADA.........................................              115,649,965
                                                                   ------------
 DENMARK -- (0.7%)
 Danske Bank A.S.
 W   2.800%, 03/10/21.................................      5,000     4,865,755
 Kommunekredit
     1.625%, 06/12/20.................................        745       728,841
     0.250%, 03/29/23................................. EUR  2,000     2,276,473
                                                                   ------------
 TOTAL DENMARK........................................                7,871,069
                                                                   ------------
 FINLAND -- (1.0%)
 Finland Government Bond
 W   0.000%, 09/15/23................................. EUR  4,000     4,542,535
 Nordea Bank AB
     0.300%, 06/30/22................................. EUR  5,000     5,658,642
 OP Corporate Bank P.L.C.
     0.750%, 03/03/22................................. EUR    725       833,534
     0.375%, 10/11/22................................. EUR    500       565,328
                                                                   ------------
 TOTAL FINLAND........................................               11,600,039
                                                                   ------------
 FRANCE -- (5.8%)
 BPCE SA
     1.125%, 12/14/22................................. EUR  1,800     2,094,188
 Caisse d'Amortissement de la Dette Sociale
     0.125%, 11/25/22................................. EUR  3,500     3,992,343
     0.500%, 05/25/23................................. EUR  4,000     4,618,495
 Credit Agricole SA
 W   2.750%, 06/10/20.................................      5,000     4,944,050
 Dexia Credit Local SA
     0.625%, 01/21/22................................. EUR  1,250     1,443,920
     0.250%, 06/02/22................................. EUR  2,000     2,280,587
     1.125%, 06/15/22................................. GBP  2,000     2,527,723
     0.750%, 01/25/23................................. EUR  6,000     6,954,797
     0.250%, 06/01/23................................. EUR 12,900    14,609,524
 Electricite de France SA
 W   2.350%, 10/13/20.................................      5,300     5,198,200

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 FRANCE -- (Continued)
 Pernod Ricard SA
 W   4.450%, 01/15/22..................................      2,450  $ 2,495,892
 Societe Generale SA
 W   2.500%, 04/08/21..................................      4,200    4,081,690
 Total Capital SA
     4.450%, 06/24/20..................................      6,475    6,597,606
     4.125%, 01/28/21..................................      4,000    4,070,278
 Unedic Asseo
     0.875%, 10/25/22.................................. EUR  3,400    3,986,775
                                                                    -----------
 TOTAL FRANCE..........................................              69,896,068
                                                                    -----------
 GERMANY -- (7.4%)
 Bayer U.S. Finance LLC
 W   2.375%, 10/08/19..................................      5,000    4,960,391
 Deutsche Bank AG
     2.950%, 08/20/20..................................      1,000      979,995
     1.500%, 01/20/22.................................. EUR  1,000    1,132,346
 FMS Wertmanagement
     1.625%, 11/20/18..................................      6,800    6,797,076
 Kreditanstalt fuer Wiederaufbau
     1.500%, 04/20/20..................................     14,000   13,709,682
     0.000%, 12/15/22.................................. EUR  2,000    2,268,721
     0.125%, 06/07/23.................................. EUR 15,000   17,055,166
 Landwirtschaftliche Rentenbank
     0.050%, 06/12/23.................................. EUR 10,000   11,305,617
 NRW Bank
     0.000%, 08/10/22.................................. EUR  5,000    5,666,027
     0.000%, 11/11/22.................................. EUR  5,000    5,656,637
     0.125%, 03/10/23.................................. EUR  7,000    7,942,800
 State of North Rhine-Westphalia Germany
     0.200%, 04/17/23.................................. EUR  7,000    7,969,567
 Volkswagen Group of America Finance LLC
 W   2.400%, 05/22/20..................................      3,625    3,558,407
                                                                    -----------
 TOTAL GERMANY.........................................              89,002,432
                                                                    -----------
 IRELAND -- (0.8%)
 GE Capital International Funding Co., Unlimited Co.
 #   2.342%, 11/15/20..................................      4,715    4,570,256
 Johnson Controls International P.L.C.
     1.000%, 09/15/23.................................. EUR  4,000    4,549,376
 Perrigo Finance Un, Ltd. Co.
     3.500%, 03/15/21..................................      1,011      998,251
                                                                    -----------
 TOTAL IRELAND.........................................              10,117,883
                                                                    -----------

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
   ITALY -- (0.2%)
   Intesa Sanpaolo SpA
   W   3.125%, 07/14/22..............................      3,192  $ 2,899,764
                                                                  -----------
   JAPAN -- (1.1%)
   Mitsubishi UFJ Financial Group, Inc.
       0.680%, 01/26/23.............................. EUR  2,150    2,432,710
   Mizuho Financial Group, Inc.
   W   2.632%, 04/12/21..............................      4,000    3,905,341
       2.953%, 02/28/22..............................        400      389,369
   MUFG Bank, Ltd.
   W   2.350%, 09/08/19..............................      3,000    2,981,541
   Sumitomo Mitsui Financial Group, Inc.
       2.058%, 07/14/21..............................      3,000    2,880,858
       2.784%, 07/12/22..............................        400      386,646
                                                                  -----------
   TOTAL JAPAN.......................................              12,976,465
                                                                  -----------
   LUXEMBOURG -- (3.1%)
   Allergan Funding SCS
       3.450%, 03/15/22..............................      6,000    5,901,562
   European Financial Stability Facility
       0.000%, 11/17/22.............................. EUR 16,960   19,231,457
       0.500%, 01/20/23.............................. EUR  6,500    7,509,369
       0.125%, 10/17/23.............................. EUR  4,000    4,517,816
                                                                  -----------
   TOTAL LUXEMBOURG..................................              37,160,204
                                                                  -----------
   NETHERLANDS -- (5.0%)
   BNG Bank NV
       1.875%, 06/11/19..............................      5,000    4,973,155
       1.750%, 03/24/20..............................     10,000    9,831,160
       1.000%, 03/15/22.............................. GBP  1,000    1,267,421
       0.500%, 08/26/22.............................. EUR  5,000    5,774,365
       0.050%, 07/11/23.............................. EUR 12,000   13,536,934
   Cooperatieve Rabobank UA
       0.125%, 10/11/21.............................. EUR    900    1,020,623
       2.750%, 01/10/22..............................        810      787,397
       4.000%, 01/11/22.............................. EUR    980    1,243,621
       4.750%, 06/06/22.............................. EUR  1,367    1,796,746
   #   2.750%, 01/10/23..............................      1,000      959,695
   Mondelez International Holdings Netherlands BV
   W   2.000%, 10/28/21..............................      6,000    5,711,292
   Shell International Finance BV
       4.375%, 03/25/20..............................      6,399    6,512,454
       2.250%, 11/10/20..............................      4,606    4,522,263
       1.750%, 09/12/21..............................      2,000    1,916,906
   Volkswagen International Finance NV
       0.875%, 01/16/23.............................. EUR    300      336,519
                                                                  -----------
   TOTAL NETHERLANDS.................................              60,190,551
                                                                  -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 NORWAY -- (1.1%)
 Kommunalbanken A.S.
     2.250%, 01/25/22..................................      13,250 $12,879,026
                                                                    -----------
 S.GEORGIA/S.SAN -- (0.1%)
 Credit Suisse Group Funding Guernsey, Ltd.
     1.250%, 04/14/22.................................. EUR   1,000   1,149,262
                                                                    -----------
 SPAIN -- (0.5%)
 Banco Santander SA
     3.848%, 04/12/23..................................       3,000   2,903,442
 Spain Government Bond
 W   5.400%, 01/31/23.................................. EUR   2,500   3,428,476
                                                                    -----------
 TOTAL SPAIN                                                          6,331,918
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.3%)
 African Development Bank
     1.875%, 03/16/20..................................       5,000   4,928,350
 Asian Development Bank
     1.375%, 01/15/19..................................       6,000   5,985,360
 European Investment Bank
     1.875%, 03/15/19..................................      10,000   9,974,345
     1.750%, 06/17/19..................................       5,000   4,971,350
     4.250%, 12/07/21.................................. GBP     220     307,401
     0.000%, 10/16/23.................................. EUR   5,000   5,626,027
 European Stability Mechanism
     0.100%, 07/31/23.................................. EUR  28,000  31,684,652
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........              63,477,485
                                                                    -----------
 SWEDEN -- (7.0%)
 Kommuninvest I Sverige AB
     0.250%, 06/01/22.................................. SEK 269,000  29,266,550
     0.750%, 02/22/23.................................. SEK  50,000   5,506,543
 Skandinaviska Enskilda Banken AB
     0.300%, 02/17/22.................................. EUR   1,250   1,418,370
     1.250%, 08/05/22.................................. GBP   2,000   2,514,246
 Svenska Handelsbanken AB
     2.400%, 10/01/20..................................      15,145  14,863,909
     0.250%, 02/28/22.................................. EUR   4,600   5,212,072
 Sweden Government Bond
     3.500%, 06/01/22.................................. SEK 206,000  25,452,187
                                                                    -----------
 TOTAL SWEDEN                                                        84,233,877
                                                                    -----------
 SWITZERLAND -- (0.5%)
 ABB Finance USA, Inc.
     2.875%, 05/08/22..................................       1,200   1,173,596
 Credit Suisse AG/London
     1.000%, 06/07/23.................................. EUR   2,000   2,307,707

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 SWITZERLAND -- (Continued)
 UBS AG
     2.375%, 08/14/19..................................        667  $   663,308
 UBS Group Funding Switzerland AG
     1.750%, 11/16/22.................................. EUR  2,000    2,352,768
                                                                    -----------
 TOTAL SWITZERLAND.....................................               6,497,379
                                                                    -----------
 UNITED KINGDOM -- (2.4%)
 AstraZeneca P.L.C.
 #   2.375%, 11/16/20..................................      5,000    4,908,671
 Barclays P.L.C.
     2.750%, 11/08/19..................................      8,000    7,944,176
 BAT International Finance P.L.C.
     0.875%, 10/13/23.................................. EUR  5,100    5,712,293
 BP Capital Markets P.L.C.
     2.315%, 02/13/20..................................        171      169,216
     2.112%, 09/16/21..................................        500      482,424
 British Telecommunications P.L.C.
     0.500%, 06/23/22.................................. EUR    400      449,649
     1.125%, 03/10/23.................................. EUR  4,000    4,559,670
 GlaxoSmithKline Capital P.L.C.
     2.850%, 05/08/22..................................      1,000      977,092
 Lloyds Banking Group P.L.C.
     3.000%, 01/11/22..................................      1,000      971,137
 Santander UK Group Holdings P.L.C.
 #   2.875%, 08/05/21..................................        500      484,396
 Santander UK P.L.C.
     2.375%, 03/16/20..................................      2,000    1,975,123
                                                                    -----------
 TOTAL UNITED KINGDOM..................................              28,633,847
                                                                    -----------
 UNITED STATES -- (35.9%)
 AbbVie, Inc.
     2.500%, 05/14/20..................................      1,422    1,403,415
     2.900%, 11/06/22..................................      5,500    5,324,566
 Activision Blizzard, Inc.
     2.600%, 06/15/22..................................      5,000    4,830,280
 Aetna, Inc.
     2.750%, 11/15/22..................................      5,000    4,794,511
 Aflac, Inc.
     3.625%, 06/15/23..................................      5,000    4,999,697
 Allergan Finance LLC
     3.250%, 10/01/22..................................      3,200    3,106,484
 Altria Group, Inc.
 #   2.850%, 08/09/22..................................      5,700    5,539,697
 Ameren Corp.
     2.700%, 11/15/20..................................      1,000      985,231
 American Express Co.
     2.500%, 08/01/22..................................      2,220    2,121,970

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.250%, 08/15/19.................................................      2,500  $2,486,501
American Honda Finance Corp.
    2.450%, 09/24/20.................................................      2,300   2,268,656
    1.375%, 11/10/22................................................. EUR  2,000   2,347,631
AmerisourceBergen Corp.
    3.500%, 11/15/21.................................................      5,000   4,981,598
Amgen, Inc.
    2.200%, 05/22/19.................................................        575     572,720
    2.650%, 05/11/22.................................................      1,425   1,376,811
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.................................................      3,327   3,151,094
Anthem, Inc.
    3.300%, 01/15/23.................................................      5,000   4,891,311
Apache Corp.
    3.250%, 04/15/22.................................................      1,572   1,538,597
AT&T, Inc.
    2.500%, 03/15/23................................................. EUR  2,000   2,414,222
AutoZone, Inc.
    3.700%, 04/15/22.................................................      1,318   1,320,254
    2.875%, 01/15/23.................................................      3,000   2,881,232
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
    2.773%, 12/15/22.................................................        800     770,535
Bank of America Corp.
    2.600%, 01/15/19.................................................        380     379,814
    2.650%, 04/01/19.................................................      1,000     999,255
    5.700%, 01/24/22.................................................      2,000   2,121,801
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19.................................................      2,500   2,480,964
Biogen, Inc.
    2.900%, 09/15/20.................................................      5,000   4,952,212
BMW US Capital LLC
W   2.000%, 04/11/21.................................................      2,365   2,280,891
#W  3.450%, 04/12/23.................................................      5,000   4,933,776
Booking Holdings, Inc.
    0.800%, 03/10/22................................................. EUR  1,900   2,179,500
Boston Scientific Corp.
    6.000%, 01/15/20.................................................      1,433   1,477,128
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.................................................      1,200   1,196,328
Capital One NA
    2.950%, 07/23/21.................................................      4,495   4,411,346
Cardinal Health, Inc.
    3.200%, 06/15/22.................................................      5,000   4,865,972
CBS Corp.
    2.300%, 08/15/19.................................................      1,417   1,407,922
Celgene Corp.
    2.250%, 05/15/19.................................................        765     761,525
    3.550%, 08/15/22.................................................      1,777   1,759,860

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Chevron Corp.
    2.498%, 03/03/22.................................................      3,000  $2,917,832
Church & Dwight Co., Inc.
    2.875%, 10/01/22.................................................      2,000   1,940,169
Cigna Corp.
    4.500%, 03/15/21.................................................      1,000   1,018,732
Cisco Systems, Inc.
    2.200%, 02/28/21.................................................      5,000   4,880,802
Citizens Bank N.A.
    3.700%, 03/29/23.................................................      1,671   1,653,173
Citizens Bank NA
    2.550%, 05/13/21.................................................      2,836   2,759,732
Coca-Cola Co. (The)
    0.750%, 03/09/23................................................. EUR  2,000   2,299,552
Comcast Corp.
#   3.125%, 07/15/22.................................................        569     560,474
#   2.750%, 03/01/23.................................................      3,000   2,892,284
Comerica, Inc.
    2.125%, 05/23/19.................................................        700     696,708
Conagra Brands, Inc.
    3.200%, 01/25/23.................................................      3,460   3,342,558
Cox Communications, Inc.
W   3.250%, 12/15/22.................................................      5,000   4,849,785
CVS Health Corp.
    2.250%, 08/12/19.................................................        600     596,328
    2.800%, 07/20/20.................................................      2,665   2,636,813
Daimler Finance North America LLC
W   2.850%, 01/06/22.................................................      6,200   6,006,010
Discovery Communications LLC
W   2.750%, 11/15/19.................................................      6,000   5,957,486
Dominion Energy, Inc.
    2.500%, 12/01/19.................................................      3,917   3,893,327
Dow Chemical Co. (The)
    3.000%, 11/15/22.................................................      3,134   3,043,691
DTE Energy Co.
    2.400%, 12/01/19.................................................      2,210   2,187,201
E*TRADE Financial Corp.
    2.950%, 08/24/22.................................................      5,000   4,818,911
Eaton Corp.
    2.750%, 11/02/22.................................................        500     482,806
eBay, Inc.
    2.200%, 08/01/19.................................................      5,500   5,464,926
    2.600%, 07/15/22.................................................        760     729,734
Edison International
    2.400%, 09/15/22.................................................        500     471,512
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.................................................      4,594   4,473,653
Enterprise Products Operating LLC
    3.350%, 03/15/23.................................................      2,000   1,958,479
Equifax, Inc.
    3.300%, 12/15/22.................................................      1,000     971,718

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    3.400%, 03/15/22.................................................        815  $  803,033
    4.250%, 06/15/22.................................................      1,000   1,011,431
Express Scripts Holding Co.
    2.250%, 06/15/19.................................................      2,865   2,854,402
Exxon Mobil Corp.
    1.912%, 03/06/20.................................................      5,009   4,937,978
    2.222%, 03/01/21.................................................      2,800   2,735,735
Fifth Third Bancorp
    2.300%, 03/01/19.................................................      2,270   2,266,927
Fifth Third Bank
    2.375%, 04/25/19.................................................        453     451,768
Ford Motor Credit Co. LLC
#   5.875%, 08/02/21.................................................      1,000   1,035,340
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.................................................      3,000   2,970,934
GATX Corp.
    2.500%, 03/15/19.................................................      3,000   2,992,999
General Electric Co.
    0.375%, 05/17/22................................................. EUR  4,523   5,021,071
General Motors Financial Co., Inc.
    4.200%, 03/01/21.................................................      1,000   1,004,840
    3.450%, 01/14/22.................................................      5,000   4,872,801
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.................................................        500     488,875
    5.250%, 07/27/21.................................................      5,000   5,199,517
    5.750%, 01/24/22.................................................      1,400   1,479,500
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................      5,000   4,913,199
Hershey Co. (The)
#   4.125%, 12/01/20.................................................        300     305,784
HP, Inc.
    4.300%, 06/01/21.................................................        518     527,721
HSBC USA, Inc.
    2.350%, 03/05/20.................................................      1,825   1,803,282
Humana, Inc.
    2.625%, 10/01/19.................................................      1,455   1,447,555
Johnson & Johnson
    1.650%, 03/01/21.................................................      4,452   4,303,880
Kellogg Co.
    0.800%, 11/17/22................................................. EUR    450     514,053
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22.................................................      4,684   4,453,847
KeyCorp
    2.900%, 09/15/20.................................................      2,142   2,122,270
Kraft Heinz Foods Co.
    4.000%, 06/15/23.................................................      1,000     994,785
Kroger Co. (The)
    2.300%, 01/15/19.................................................      1,125   1,123,705
    2.950%, 11/01/21.................................................      1,000     982,176

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Legg Mason, Inc.
    2.700%, 07/15/19.................................................      5,425  $ 5,406,310
Lockheed Martin Corp.
    2.500%, 11/23/20.................................................      2,900    2,847,654
Marathon Petroleum Corp.
    3.400%, 12/15/20.................................................      3,500    3,498,746
Mastercard, Inc.
    1.100%, 12/01/22................................................. EUR  1,000    1,163,773
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.................................................      2,800    2,780,402
Merck & Co., Inc.
    3.875%, 01/15/21.................................................      1,584    1,603,721
MetLife, Inc.
    4.750%, 02/08/21.................................................      1,774    1,821,961
Microsoft Corp.
    1.850%, 02/12/20.................................................      2,000    1,973,950
    1.550%, 08/08/21.................................................      1,178    1,128,076
Morgan Stanley
    2.375%, 07/23/19.................................................      1,365    1,358,271
Mosaic Co. (The)
    3.750%, 11/15/21.................................................      6,000    5,995,093
National Oilwell Varco, Inc.
    2.600%, 12/01/22.................................................      4,000    3,789,191
Newell Brands, Inc.
    4.000%, 06/15/22.................................................      5,440    5,387,605
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.................................................      3,850    3,827,461
Nissan Motor Acceptance Corp.
W   2.550%, 03/08/21.................................................      3,500    3,413,399
Nordstrom, Inc.
    4.750%, 05/01/20.................................................      5,225    5,326,058
Nuveen Finance LLC
W   2.950%, 11/01/19.................................................      2,400    2,395,309
NVIDIA Corp.
    2.200%, 09/16/21.................................................          0            0
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................      1,000    1,017,320
    3.625%, 05/01/22.................................................      3,200    3,161,131
ONEOK Partners L.P.
    3.375%, 10/01/22.................................................      1,000      978,470
Oracle Corp.
#   1.900%, 09/15/21.................................................     19,000   18,247,541
Pacific Gas & Electric Co.
    3.500%, 10/01/20.................................................        100       99,919
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.375%, 02/01/22.................................................        361      354,986
Pfizer, Inc.
    0.250%, 03/06/22................................................. EUR 13,680   15,555,814
Philip Morris International, Inc.
#   2.375%, 08/17/22.................................................      6,985    6,684,131

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Procter & Gamble Co. (The)
    2.000%, 08/16/22................................................. EUR    400  $   482,804
Progress Energy, Inc.
    4.400%, 01/15/21.................................................      1,500    1,525,668
QUALCOMM, Inc.
#   2.600%, 01/30/23.................................................      5,000    4,784,800
Regions Financial Corp.
    2.750%, 08/14/22.................................................      1,500    1,442,331
Roper Technologies, Inc.
    2.800%, 12/15/21.................................................      1,000      973,771
Ryder System, Inc.
    3.400%, 03/01/23.................................................      2,325    2,287,244
Santander Holdings USA, Inc.
    3.400%, 01/18/23.................................................      9,525    9,092,553
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.................................................      2,000    1,925,185
Southern Co. (The)
    2.750%, 06/15/20.................................................      5,000    4,940,050
Southwest Airlines Co.
    2.750%, 11/06/19.................................................      5,000    4,980,209
Stryker Corp.
    2.625%, 03/15/21.................................................      2,400    2,356,149
SunTrust Bank
    2.450%, 08/01/22.................................................      1,000      957,860
SunTrust Banks, Inc.
    2.900%, 03/03/21.................................................      1,070    1,054,261
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.................................................      2,563    2,504,840
Toyota Motor Credit Corp.
    1.900%, 04/08/21.................................................     20,928   20,229,419
    2.600%, 01/11/22.................................................      3,152    3,076,802
    0.750%, 07/21/22................................................. EUR    500      576,009
Union Pacific Corp.
    1.800%, 02/01/20.................................................        844      830,143
    4.000%, 02/01/21.................................................      1,470    1,489,879
    2.750%, 04/15/23.................................................      1,396    1,342,926
UnitedHealth Group, Inc.
    2.300%, 12/15/19.................................................        710      704,134
#   2.375%, 10/15/22.................................................        500      478,563
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................      1,197    1,228,874

                                                                             FACE
                                                                            AMOUNT^     VALUE+
                                                                            ------- --------------
                                                                             (000)
UNITED STATES -- (Continued)
      2.946%, 03/15/22.................................................       1,125 $    1,100,833
      3.125%, 03/16/22.................................................       3,650      3,598,142
Viacom, Inc.
      4.500%, 03/01/21.................................................       6,000      6,092,322
Walgreen Co.
      3.100%, 09/15/22.................................................         500        486,645
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.................................................       1,590      1,581,904
Warner Media LLC
      4.000%, 01/15/22.................................................       4,970      5,006,057
Wells Fargo & Co.
      2.150%, 01/30/20.................................................         750        740,199
      1.500%, 09/12/22................................................. EUR     300        351,664
Whirlpool Corp.
      3.700%, 03/01/23.................................................       1,000        987,066
Xerox Corp.
      4.070%, 03/17/22.................................................       2,900      2,766,600
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.................................................       2,210      2,185,353
                                                                                    --------------
TOTAL UNITED STATES....................................................                431,416,662
                                                                                    --------------
TOTAL BONDS............................................................              1,101,721,190
                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (7.4%)
U.S. Treasury Notes
      1.875%, 12/31/19.................................................      90,000     89,100,000
                                                                                    --------------
TOTAL INVESTMENT SECURITIES............................................              1,190,821,190
                                                                                    --------------

                                                                            SHARES
                                                                            -------
SECURITIES LENDING COLLATERAL -- (0.9%)
@(S)  DFA Short Term Investment Fund...................................     924,006     10,690,748
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,230,826,779)....................             $1,201,511,938
                                                                                    ==============

As of October 31, 2018, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                 UNREALIZED
                                                                                                  FOREIGN
                                                                                                  EXCHANGE
                                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------- --------------------- ---------------------------------------  ---------- --------------
AUD        9,126,708 USD         6,456,936 Bank of America Corp.                     11/05/18     $  6,378
USD        8,736,041 AUD        12,162,008 National Australia Bank Ltd.              11/05/18      123,201

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                                    UNREALIZED
                                                                                                     FOREIGN
                                                                                                     EXCHANGE
                                                                                       SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
---------------------- ---------------------- ---------------------------------------  ---------- --------------
USD          6,114,299 CAD          7,895,533 State Street Bank and Trust               12/19/18    $  110,837
USD         22,724,262 CAD         29,562,397 State Street Bank and Trust               12/19/18       246,144
USD         57,255,381 CAD         74,150,184 Royal Bank of Scotland                    12/19/18       874,411
USD          4,331,176 EUR          3,732,276 Citibank, N.A.                            01/04/19        78,448
USD          5,785,525 EUR          4,985,737 Citibank, N.A.                            01/04/19       104,545
USD          5,895,686 EUR          5,143,777 JP Morgan                                 01/04/19        34,629
USD         10,367,070 EUR          8,936,981 Citibank, N.A.                            01/04/19       183,861
USD         11,298,257 EUR          9,678,531 Citibank, N.A.                            01/04/19       270,092
USD         11,494,037 EUR          9,953,814 Bank of America Corp.                     01/04/19       152,202
USD        120,182,329 EUR        103,539,227 State Street Bank and Trust               01/04/19     2,204,952
USD         62,002,313 SEK        555,674,988 State Street Bank and Trust               01/23/19       789,379
USD        124,837,411 EUR        109,020,547 State Street Bank and Trust               01/25/19       389,739
USD          6,729,331 GBP          5,226,007 Citibank, N.A.                            01/28/19        18,519
                                                                                                    ----------
TOTAL APPRECIATION                                                                                  $5,587,337
AUD          3,035,300 USD          2,182,760 Citibank, N.A.                            11/05/18    $  (33,234)
EUR          1,133,045 USD          1,321,211 National Australia Bank Ltd.              01/04/19       (30,167)
USD         10,514,782 EUR          9,218,522 HSBC Bank                                 01/25/19        (8,222)
                                                                                                    ----------
TOTAL (DEPRECIATION)                                                                                $  (71,623)
                                                                                                    ----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                                    $5,515,714
                                                                                                    ==========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
   Australia..............................   --    $ 47,452,906   --    $ 47,452,906
   Belgium................................   --       2,284,388   --       2,284,388
   Canada.................................   --     115,649,965   --     115,649,965
   Denmark................................   --       7,871,069   --       7,871,069
   Finland................................   --      11,600,039   --      11,600,039
   France.................................   --      69,896,068   --      69,896,068
   Germany................................   --      89,002,432   --      89,002,432
   Ireland................................   --      10,117,883   --      10,117,883
   Italy..................................   --       2,899,764   --       2,899,764
   Japan..................................   --      12,976,465   --      12,976,465
   Luxembourg.............................   --      37,160,204   --      37,160,204
   Netherlands............................   --      60,190,551   --      60,190,551
   Norway.................................   --      12,879,026   --      12,879,026
   S.Georgia/S.San........................   --       1,149,262   --       1,149,262
   Spain..................................   --       6,331,918   --       6,331,918
   Supranational Organization Obligations.   --      63,477,485   --      63,477,485
   Sweden.................................   --      84,233,877   --      84,233,877
   Switzerland............................   --       6,497,379   --       6,497,379
   United Kingdom.........................   --      28,633,847   --      28,633,847
   United States..........................   --     431,416,662   --     431,416,662
U.S. Treasury Obligations.................   --      89,100,000   --      89,100,000

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Securities Lending Collateral....   --    $   10,690,748   --    $   10,690,748
Forward Currency Contracts**.....   --         5,515,714   --         5,515,714
                                    --    --------------   --    --------------
TOTAL............................   --    $1,207,027,652   --    $1,207,027,652
                                    ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
BONDS -- (99.6%)
AUSTRALIA -- (5.5%)
ASB Finance, Ltd.
    0.500%, 06/10/22................................................. EUR  41,239 $ 46,732,489
Australia & New Zealand Banking Group, Ltd.
    2.625%, 11/09/22.................................................      98,167   94,242,818
Commonwealth Bank of Australia
W   2.750%, 03/10/22.................................................      92,078   89,311,822
    0.500%, 07/11/22................................................. EUR  16,950   19,266,213
National Australia Bank, Ltd.
    2.800%, 01/10/22.................................................     147,432  143,609,561
    0.875%, 01/20/22................................................. EUR   9,168   10,554,802
    2.500%, 05/22/22.................................................     112,927  108,051,937
    0.350%, 09/07/22................................................. EUR  27,190   30,660,980
Westpac Banking Corp.
    2.000%, 08/19/21.................................................      40,049   38,356,112
    2.800%, 01/11/22.................................................     187,511  182,666,665
    0.250%, 01/17/22................................................. EUR  11,762   13,284,931
    2.500%, 06/28/22.................................................      33,886   32,546,027
    2.625%, 12/14/22................................................. GBP   5,416    7,153,744
                                                                                  ------------
TOTAL AUSTRALIA......................................................              816,438,101
                                                                                  ------------
AUSTRIA -- (3.0%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22................................................. GBP   8,000   10,066,799
Republic of Austria Government Bond
W   0.000%, 07/15/23................................................. EUR 384,000  436,508,727
                                                                                  ------------
TOTAL AUSTRIA........................................................              446,575,526
                                                                                  ------------
BELGIUM -- (2.7%)
Kingdom of Belgium Government Bond
    2.250%, 06/22/23................................................. EUR 318,000  399,237,433
                                                                                  ------------
CANADA -- (18.0%)
Bank of Montreal
    1.880%, 03/31/21................................................. CAD  56,000   41,475,605
#   1.900%, 08/27/21.................................................      31,907   30,586,038
Bank of Nova Scotia (The)
#   2.700%, 03/07/22.................................................     173,468  168,837,731
Canada Housing Trust No. 1
    1.750%, 06/15/22................................................. CAD 117,000   86,158,464
    2.400%, 12/15/22................................................. CAD 141,000  105,958,054
CPPIB Capital, Inc.
W   2.250%, 01/25/22.................................................      63,442   61,581,755
    2.250%, 01/25/22.................................................      48,130   46,718,733

                                                                           FACE
                                                                          AMOUNT^     VALUE+
                                                                          ------- --------------
                                                                           (000)
CANADA -- (Continued)
Province of Alberta Canada
    1.350%, 09/01/21................................................. CAD 226,500 $  166,085,089
    2.550%, 12/15/22................................................. CAD  23,000     17,300,186
Province of British Columbia Canada
    3.250%, 12/18/21................................................. CAD  63,000     48,731,262
    2.700%, 12/18/22................................................. CAD  84,000     63,649,087
Province of Manitoba Canada
    1.550%, 09/05/21................................................. CAD  14,600     10,759,716
#   2.125%, 05/04/22.................................................      61,500     59,019,737
    2.550%, 06/02/23................................................. CAD   5,000      3,747,921
Province of Ontario Canada
#   2.400%, 02/08/22.................................................     130,769    127,109,945
    1.350%, 03/08/22................................................. CAD  80,000     58,129,667
    3.150%, 06/02/22................................................. CAD 271,950    209,232,829
Province of Quebec Canada
    4.250%, 12/01/21................................................. CAD  58,000     46,139,177
    2.375%, 01/31/22.................................................     139,636    135,906,170
    0.875%, 05/24/22................................................. GBP  11,551     14,525,159
    3.500%, 12/01/22................................................. CAD 265,200    206,924,292
Royal Bank of Canada
    2.500%, 01/19/21.................................................      42,368     41,590,043
    2.860%, 03/04/21................................................. CAD  19,000     14,396,240
    2.030%, 03/15/21................................................. CAD  90,500     67,290,148
#   2.750%, 02/01/22.................................................      76,944     75,189,381
    1.968%, 03/02/22................................................. CAD 304,434    222,947,116
    2.000%, 03/21/22................................................. CAD  30,000     21,973,869
Toronto-Dominion Bank (The)
    1.693%, 04/02/20                                                  CAD   6,500      4,863,656
    2.125%, 04/07/21.................................................     103,746    100,827,625
#   1.800%, 07/13/21.................................................      41,938     40,280,647
    2.621%, 12/22/21................................................. CAD  57,179     42,858,298
    1.994%, 03/23/22................................................. CAD 313,467    229,917,073
    3.005%, 05/30/23................................................. CAD  33,000     24,835,041
Total Capital Canada, Ltd............................................
    1.125%, 03/18/22................................................. EUR  21,600     25,330,094
Toyota Credit Canada, Inc.
    2.020%, 02/28/22................................................. CAD  43,966     32,143,322
    2.350%, 07/18/22................................................. CAD  34,200     25,140,877
                                                                                  --------------
TOTAL CANADA.........................................................              2,678,160,047
                                                                                  --------------
DENMARK -- (1.0%)
Kommunekredit
    0.000%, 09/08/22................................................. EUR  33,405     37,782,987
    0.250%, 03/29/23................................................. EUR  66,308     75,474,191
    0.250%, 05/15/23................................................. EUR  36,868     41,921,578
                                                                                  --------------
TOTAL DENMARK........................................................                155,178,756
                                                                                  --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      ------- --------------
                                                       (000)
FINLAND -- (4.0%)
Finland Government Bond
W   1.500%, 04/15/23............................. EUR 234,300 $  284,727,768
W   0.000%, 09/15/23............................. EUR 119,200    135,367,542
Municipality Finance P.L.C.
    1.250%, 12/07/22............................. GBP  39,634     50,561,352
Nordea Bank AB
    2.375%, 06/02/22............................. GBP   9,480     12,399,806
    0.300%, 06/30/22............................. EUR   6,300      7,129,889
    3.250%, 07/05/22............................. EUR  13,403     16,780,966
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR  56,018     64,404,029
    2.500%, 05/20/22............................. GBP   2,550      3,356,333
    0.375%, 10/11/22............................. EUR  16,840     19,040,243
                                                              --------------
TOTAL FINLAND....................................                593,767,928
                                                              --------------
FRANCE -- (9.6%)
Agence Francaise de Developpement
    0.125%, 04/30/22............................. EUR  48,200     54,827,735
    0.500%, 10/25/22............................. EUR  19,600     22,559,364
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22............................. EUR 298,200    340,147,648
    0.500%, 05/25/23............................. EUR  25,500     29,442,906
    0.125%, 10/25/23............................. EUR  26,800     30,308,890
Dexia Credit Local SA
    0.875%, 09/07/21............................. GBP   4,600      5,799,704
    1.875%, 09/15/21.............................      10,742     10,332,794
    0.625%, 01/21/22............................. EUR  22,650     26,163,824
    0.250%, 06/02/22............................. EUR  29,400     33,524,628
    1.125%, 06/15/22............................. GBP  20,100     25,403,615
    2.375%, 09/20/22.............................       2,700      2,599,212
    0.750%, 01/25/23............................. EUR  60,100     69,663,884
    0.250%, 06/01/23............................. EUR   6,600      7,474,640
French Republic Government Bond OAT
    0.000%, 03/25/23............................. EUR 178,000    202,456,112
    1.750%, 05/25/23............................. EUR 170,925    209,935,630
Sanofi
    0.000%, 09/13/22............................. EUR  12,200     13,720,376
    0.500%, 03/21/23............................. EUR 107,300    122,664,736
Total Capital International SA
    2.750%, 06/19/21.............................      10,359     10,229,097
    2.875%, 02/17/22.............................      45,674     44,850,671
    2.125%, 03/15/23............................. EUR   3,200      3,914,255
    0.250%, 07/12/23............................. EUR   2,000      2,257,750
Unedic Asseo
    0.875%, 10/25/22............................. EUR 127,900    149,973,084
    2.250%, 04/05/23............................. EUR   2,000      2,483,712
                                                              --------------
TOTAL FRANCE.....................................              1,420,734,267
                                                              --------------

                                                         FACE
                                                        AMOUNT^     VALUE+
                                                        ------- --------------
                                                         (000)
GERMANY -- (9.5%)
Bayerische Landesbodenkreditanstalt
     2.500%, 02/09/22.............................. EUR  19,829 $   24,360,056
Bundesobligation
     0.000%, 04/14/23.............................. EUR  41,000     47,005,866
Deutsche Bahn Finance GMBH
     2.500%, 09/12/23.............................. EUR   1,000      1,256,129
FMS Wertmanagement
     1.125%, 09/07/23.............................. GBP  20,300     25,671,125
FMS Wertmanagement AoeR
     1.000%, 09/07/22.............................. GBP  11,000     13,920,670
Kreditanstalt fuer Wiederaufbau
     0.125%, 02/24/23.............................. EUR 198,227    225,704,661
     0.125%, 06/07/23.............................. EUR  42,000     47,754,464
     2.125%, 08/15/23.............................. EUR  57,114     71,023,362
     0.000%, 09/15/23.............................. EUR  64,073     72,214,524
Landeskreditbank Baden- Wuerttemberg Foerderbank
     0.875%, 03/07/22.............................. GBP   5,485      6,929,616
Landwirtschaftliche Rentenbank
     0.050%, 06/12/23.............................. EUR 117,000    132,275,723
NRW Bank
     0.000%, 08/10/22.............................. EUR  33,000     37,395,776
     0.000%, 11/11/22.............................. EUR 128,540    145,420,825
     0.125%, 03/10/23.............................. EUR  89,000    100,987,029
     0.125%, 07/07/23.............................. EUR 110,300    124,675,224
State of North Rhine- Westphalia Germany
     0.000%, 12/05/22.............................. EUR 117,200    132,696,310
     0.375%, 02/16/23.............................. EUR 106,009    121,792,350
     0.125%, 03/16/23.............................. EUR  27,260     30,961,606
     0.200%, 04/17/23.............................. EUR  39,500     44,971,127
                                                                --------------
TOTAL GERMANY......................................              1,407,016,443
                                                                --------------
JAPAN -- (0.1%)
Toyota Credit Canada, Inc.
     2.200%, 02/25/21.............................. CAD  13,000      9,686,232
                                                                --------------
LUXEMBOURG -- (3.0%)
European Financial Stability Facility
     0.000%, 11/17/22.............................. EUR 251,238    284,886,366
     0.500%, 01/20/23.............................. EUR  44,500     51,410,294
     0.125%, 10/17/23.............................. EUR  58,000     65,508,332
Nestle Finance International, Ltd.
     0.750%, 11/08/21.............................. EUR   5,762      6,671,627
     1.750%, 09/12/22.............................. EUR  12,765     15,355,736
     0.750%, 05/16/23.............................. EUR   4,500      5,189,466

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^     VALUE+
                                                                          ------- --------------
                                                                           (000)
LUXEMBOURG -- (Continued)
Novartis Finance SA
    0.500%, 08/14/23................................................. EUR  16,000 $   18,293,517
                                                                                  --------------
TOTAL LUXEMBOURG.....................................................                447,315,338
                                                                                  --------------
NETHERLANDS -- (8.6%)
Bank Nederlandse Gemeenten NV
    1.000%, 06/17/22................................................. GBP  15,457     19,561,902
    2.250%, 08/30/22................................................. EUR   4,445      5,470,187
    0.250%, 02/22/23................................................. EUR  59,000     67,404,285
BNG Bank NV
    1.000%, 03/15/22................................................. GBP   5,030      6,375,129
    0.500%, 08/26/22................................................. EUR  39,664     45,806,880
    0.050%, 07/11/23................................................. EUR 160,891    181,497,571
Cooperatieve Rabobank UA
    0.125%, 10/11/21................................................. EUR  18,733     21,243,697
    2.750%, 01/10/22.................................................     143,170    139,174,810
    3.875%, 02/08/22.................................................      55,157     55,455,396
    4.750%, 06/06/22................................................. EUR  35,519     46,685,166
    0.500%, 12/06/22................................................. EUR  22,849     26,076,512
Nederlandse Waterschapsbank NV
    3.000%, 03/28/22................................................. EUR  20,100     25,136,241
    0.500%, 10/27/22................................................. EUR  19,920     22,992,479
    0.500%, 01/19/23................................................. EUR  13,300     15,345,710
Netherlands Government Bond
W   1.750%, 07/15/23................................................. EUR 216,000    266,712,788
Roche Finance Europe BV
    0.500%, 02/27/23................................................. EUR   6,000      6,898,792
Shell International Finance BV
    2.250%, 11/10/20.................................................      31,806     31,227,767
#   1.875%, 05/10/21.................................................      80,190     77,488,838
    1.750%, 09/12/21.................................................      61,239     58,694,698
    1.250%, 03/15/22................................................. EUR  43,106     50,722,011
    1.000%, 04/06/22................................................. EUR  51,086     59,579,185
#   2.375%, 08/21/22.................................................      49,628     47,846,273
                                                                                  --------------
TOTAL NETHERLANDS....................................................              1,277,396,317
                                                                                  --------------
NEW ZEALAND -- (0.2%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22................................................. EUR  27,377     30,948,443
                                                                                  --------------
NORWAY -- (3.6%)
Equinor ASA
    3.150%, 01/23/22.................................................      22,182     21,976,647
    0.875%, 02/17/23................................................. EUR  28,954     33,515,784
Kommunalbanken A.S.
    1.125%, 11/30/22................................................. GBP  38,594     48,987,470

                                                                            FACE
                                                                           AMOUNT^      VALUE+
                                                                          --------- --------------
                                                                            (000)
NORWAY -- (Continued)
Norway Government Bond
W   2.000%, 05/24/23................................................. NOK 3,596,000 $  435,041,860
                                                                                    --------------
TOTAL NORWAY                                                                           539,521,761
                                                                                    --------------
SINGAPORE -- (0.0%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22................................................. EUR     1,802      2,067,392
    4.625%, 07/26/22................................................. GBP     4,200      5,980,551
                                                                                    --------------
TOTAL SINGAPORE......................................................                    8,047,943
                                                                                    --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.3%)
Asian Development Bank
    1.000%, 12/15/22................................................. GBP    22,333     28,286,164
    0.200%, 05/25/23................................................. EUR   194,378    221,355,148
Council Of Europe
Development Bank
    0.375%, 10/27/22................................................. EUR    39,747     45,766,416
    0.125%, 05/25/23................................................. EUR    80,670     91,613,950
Eurofima
    0.250%, 04/25/23................................................. EUR     3,373      3,821,576
European Investment Bank
    2.500%, 10/31/22................................................. GBP    46,000     61,637,824
    2.375%, 01/18/23................................................. CAD     8,000      5,983,468
    1.625%, 03/15/23................................................. EUR    81,786     99,042,500
    0.000%, 10/16/23................................................. EUR    39,214     44,123,806
European Stability Mechanism
    0.000%, 10/18/22................................................. EUR   173,468    196,555,217
    0.100%, 07/31/23................................................. EUR   200,236    226,585,999
International Bank for Reconstruction & Development
    1.000%, 12/19/22................................................. GBP    34,750     44,030,895
Nordic Investment Bank
    1.500%, 08/31/22................................................. NOK   100,000     11,788,298
    1.375%, 06/19/23................................................. NOK    47,000      5,467,490
                                                                                    --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................                1,086,058,751
                                                                                    --------------
SWEDEN -- (7.5%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21................................................. SEK   210,000     23,458,527
    0.250%, 06/01/22................................................. SEK 2,880,000    313,337,039
    0.750%, 02/22/23................................................. SEK   985,000    108,478,895
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22................................................. EUR    31,728     36,001,632
    1.250%, 08/05/22................................................. GBP     5,351      6,726,864
Svensk Exportkredit AB
    2.375%, 03/09/22.................................................         8,582      8,357,182
    1.375%, 12/15/22................................................. GBP    31,487     40,388,482

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^      VALUE+
                                                                          --------- --------------
                                                                            (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    2.375%, 01/18/22................................................. GBP     1,000 $    1,306,749
    0.250%, 02/28/22................................................. EUR    57,386     65,021,737
    2.625%, 08/23/22................................................. EUR    10,905     13,416,861
    2.750%, 12/05/22................................................. GBP     5,000      6,659,449
    1.125%, 12/14/22................................................. EUR    53,008     61,740,810
Sweden Government Bond
    3.500%, 06/01/22................................................. SEK 3,456,000    427,003,686
                                                                                    --------------
TOTAL SWEDEN.........................................................                1,111,897,913
                                                                                    --------------
UNITED KINGDOM -- (0.2%)
Transport for London
    2.250%, 08/09/22................................................. GBP    19,458     25,585,672
                                                                                    --------------
UNITED STATES -- (15.8%)
3M Co.
    0.375%, 02/15/22................................................. EUR    55,027     62,781,333
    0.950%, 05/15/23................................................. EUR     6,000      6,981,566
Apple, Inc.
    2.250%, 02/23/21.................................................         2,467      2,418,145
    2.500%, 02/09/22.................................................        97,478     94,990,503
    2.300%, 05/11/22.................................................        33,200     32,041,016
    2.100%, 09/12/22.................................................         5,415      5,166,888
    1.000%, 11/10/22................................................. EUR    27,825     32,669,135
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.................................................        42,352     41,501,148
    3.400%, 01/31/22.................................................        38,959     39,064,893
    0.625%, 01/17/23................................................. EUR    13,273     15,140,467
    0.750%, 03/16/23................................................. EUR    21,058     24,059,096
Chevron Corp.
    2.100%, 05/16/21.................................................        63,875     61,992,412
    2.411%, 03/03/22.................................................        21,209     20,592,272
    2.498%, 03/03/22.................................................        78,872     76,711,760
#   2.355%, 12/05/22.................................................        10,000      9,596,557
Cisco Systems, Inc.
    2.200%, 02/28/21.................................................        31,517     30,765,650
    1.850%, 09/20/21.................................................        94,484     90,763,842
Coca-Cola Co. (The)
    1.550%, 09/01/21.................................................        26,459     25,297,640
#   3.300%, 09/01/21.................................................        27,889     28,062,815
    2.200%, 05/25/22.................................................        30,592     29,521,513
    1.125%, 09/22/22................................................. EUR    28,226     33,029,681
    0.750%, 03/09/23................................................. EUR    60,770     69,871,889
Colgate-Palmolive Co.
    2.300%, 05/03/22.................................................        30,897     29,799,721
Exxon Mobil Corp.
    2.397%, 03/06/22.................................................        10,416     10,093,864
International Business Machines Corp.
    2.500%, 01/27/22.................................................        93,875     90,899,996

                                                                              FACE
                                                                             AMOUNT^      VALUE+
                                                                            --------- ---------------
                                                                              (000)
UNITED STATES -- (Continued)
Johnson & Johnson
      0.250%, 01/20/22................................................. EUR    38,623 $    44,004,458
      2.250%, 03/03/22.................................................        44,395      43,124,173
Merck & Co., Inc.
      1.125%, 10/15/21................................................. EUR    18,277      21,326,593
      2.350%, 02/10/22.................................................        94,738      91,923,595
Microsoft Corp.
      2.125%, 12/06/21................................................. EUR     5,419       6,514,707
      2.400%, 02/06/22.................................................         8,922       8,688,942
      2.375%, 02/12/22.................................................        18,644      18,127,031
Nestle Holdings, Inc.
      2.375%, 01/18/22.................................................        15,872      15,461,899
Novartis Capital Corp.
      2.400%, 05/17/22.................................................        28,465      27,520,110
Oracle Corp.
#     2.800%, 07/08/21.................................................        52,678      52,000,834
      1.900%, 09/15/21.................................................       221,610     212,833,550
      2.500%, 05/15/22.................................................        79,485      76,940,691
Pfizer, Inc.
#     1.950%, 06/03/21.................................................        89,250      86,637,753
      2.200%, 12/15/21.................................................        57,616      55,925,594
      0.250%, 03/06/22................................................. EUR    88,008     100,075,738
Procter & Gamble Co. (The)
#     1.700%, 11/03/21.................................................        17,003      16,282,432
      2.150%, 08/11/22.................................................       112,947     108,487,974
      2.000%, 08/16/22................................................. EUR    23,959      28,918,725
Toyota Motor Credit Corp.
#     1.900%, 04/08/21.................................................       128,749     124,451,330
      2.750%, 05/17/21.................................................        34,800      34,337,826
      2.600%, 01/11/22.................................................        97,596      95,267,645
#     3.300%, 01/12/22.................................................        27,558      27,507,212
      2.800%, 07/13/22.................................................        31,545      30,808,584
      0.750%, 07/21/22................................................. EUR    27,550      31,738,114
      2.375%, 02/01/23................................................. EUR    13,707      16,789,800
Walmart, Inc.
      1.900%, 04/08/22................................................. EUR     5,000       5,987,745
      1.900%, 04/08/22................................................. EUR     3,500       4,191,421
TOTAL UNITED STATES....................................................                 2,349,688,278
                                                                                      ---------------
TOTAL BONDS............................................................                14,803,255,149
                                                                                      ---------------

                                                                             SHARES
                                                                            ---------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)  DFA Short Term Investment Fund...................................     4,902,163      56,718,031
                                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,471,633,711)...............................................               $14,859,973,180
                                                                                      ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2018, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        UNREALIZED
                                                                                         FOREIGN
                                                                                         EXCHANGE
                                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD               COUNTERPARTY                 DATE    (DEPRECIATION)
------------------  ---------------- ------------------------------------- ---------- --------------
AUD     10,155,743  USD    7,190,368 UBS AG                                 12/20/18    $    5,197
AUD      8,144,274  USD    5,768,215 Citibank, N.A.                         12/20/18         2,181
EUR      2,646,171  USD    3,008,045 UBS AG                                 12/28/18         4,885
USD     11,046,500  EUR    9,500,000 Citibank, N.A.                         11/01/18       286,322
USD     11,708,852  EUR   10,069,624 Citibank, N.A.                         11/01/18       303,489
USD     18,665,342  EUR   16,000,000 State Street Bank and Trust            11/01/18       542,937
USD     18,944,803  EUR   16,239,276 State Street Bank and Trust            11/01/18       551,381
USD     24,336,954  EUR   20,886,701 State Street Bank and Trust            11/01/18       679,625
USD     64,708,179  EUR   55,462,070 State Street Bank and Trust            11/01/18     1,889,047
USD    139,103,170  CAD  179,769,412 Morgan Stanley and Co. International   11/01/18     2,546,969
USD    138,872,903  EUR  118,957,003 Bank of America Corp.                  11/02/18     4,136,213
USD      3,750,776  CAD    4,931,493 Citibank, N.A.                         11/05/18         4,478
USD      4,382,938  CAD    5,689,340 Citibank, N.A.                         11/05/18        60,927
USD     12,930,951  CAD   16,788,435 Citibank, N.A.                         11/05/18       177,312
USD     18,987,975  CAD   24,528,736 Citibank, N.A.                         11/05/18       354,276
USD     72,658,737  CAD   94,115,552 State Street Bank and Trust            11/05/18     1,162,151
USD    134,651,447  EUR  115,875,562 State Street Bank and Trust            11/05/18     3,374,668
USD     24,199,462  SEK  218,824,045 UBS AG                                 11/06/18       279,893
USD     55,762,019  CAD   73,370,773 Bank of America Corp.                  11/06/18        23,674
USD     55,762,442  CAD   73,370,772 Bank of America Corp.                  11/06/18        24,098
USD     80,306,305  SEK  728,176,938 Barclays Capital                       11/06/18       709,574
USD    134,392,858  EUR  115,056,921 State Street Bank and Trust            11/06/18     4,033,500
USD     28,025,208  SEK  252,534,142 Barclays Capital                       11/07/18       418,672
USD     75,239,827  SEK  684,297,653 Bank of America Corp.                  11/07/18       433,753
USD    140,744,558  EUR  120,606,225 State Street Bank and Trust            11/07/18     4,087,334
USD     31,154,554  EUR   26,794,465 State Street Bank and Trust            11/08/18       791,785
USD    107,575,559  EUR   93,211,402 Bank of America Corp.                  11/08/18     1,950,900
USD    142,677,005  EUR  122,236,182 State Street Bank and Trust            11/09/18     4,151,588
USD     79,428,610  GBP   61,224,837 JP Morgan                              11/13/18     1,134,792
USD    137,058,229  EUR  119,385,165 State Street Bank and Trust            11/13/18     1,722,035
USD    135,688,076  EUR  118,184,945 State Street Bank and Trust            11/14/18     1,702,135
USD    136,730,029  EUR  119,924,315 State Street Bank and Trust            11/15/18       761,685
USD     83,767,630  GBP   64,301,704 State Street Bank and Trust            11/16/18     1,528,456
USD    133,885,081  EUR  117,004,543 State Street Bank and Trust            11/16/18     1,216,901
USD      2,343,120  EUR    2,000,000 Citibank, N.A.                         11/19/18        74,851
USD     67,079,356  EUR   57,404,887 JP Morgan                              11/19/18     1,974,498
USD     67,090,280  EUR   57,404,887 JP Morgan                              11/19/18     1,985,423
USD    149,932,648  CAD  194,896,879 Citibank, N.A.                         11/19/18     1,841,242
USD     14,664,333  EUR   12,500,000 JP Morgan                              11/20/18       486,559
USD     15,218,060  EUR   12,971,560 JP Morgan                              11/20/18       505,433
USD     24,658,528  EUR   20,948,550 JP Morgan                              11/20/18       898,224
USD     24,721,190  EUR   21,000,000 JP Morgan                              11/20/18       902,530
USD     26,719,071  EUR   22,696,386 State Street Bank and Trust            11/20/18       976,333
USD     32,112,531  EUR   27,504,350 JP Morgan                              11/20/18       916,495
USD     80,565,656  GBP   61,849,407 Bank of America Corp.                  11/20/18     1,449,160
USD     67,744,585  EUR   58,165,061 State Street Bank and Trust            11/21/18     1,767,411
USD     67,745,749  EUR   58,165,062 State Street Bank and Trust            11/21/18     1,768,574
USD    110,219,132  SEK  996,450,615 Citibank, N.A.                         11/21/18     1,167,674
USD    140,904,746  EUR  120,798,345 Citibank, N.A.                         11/23/18     3,860,908
USD    142,071,155  EUR  120,454,703 Barclays Capital                       11/26/18     5,385,537
USD     20,266,022  EUR   17,425,224 JP Morgan                              11/27/18       491,274
USD     20,352,080  EUR   17,500,000 State Street Bank and Trust            11/27/18       492,474
USD     33,473,847  EUR   28,660,377 JP Morgan                              11/27/18       949,059
USD     62,484,843  EUR   53,633,700 State Street Bank and Trust            11/27/18     1,619,463
USD    138,868,198  EUR  118,255,255 Citibank, N.A.                         11/28/18     4,657,684

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED



                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD                COUNTERPARTY                 DATE    (DEPRECIATION)
------------------- ------------------ ------------------------------------- ---------- --------------
USD    144,151,854  EUR    122,560,859 State Street Bank and Trust            11/29/18    $5,044,077
USD     72,716,833  EUR     62,027,244 State Street Bank and Trust            11/30/18     2,309,869
USD     72,731,720  EUR     62,027,244 State Street Bank and Trust            11/30/18     2,324,755
USD    139,219,603  EUR    119,583,204 State Street Bank and Trust            12/03/18     3,449,575
USD      9,624,133  EUR      8,225,206 Bank of America Corp.                  12/04/18       284,497
USD    133,057,662  EUR    114,047,290 State Street Bank and Trust            12/04/18     3,558,152
USD        377,208  EUR        323,479 Citibank, N.A.                         12/05/18         9,860
USD      5,017,863  EUR      4,300,000 Citibank, N.A.                         12/05/18       134,702
USD      5,082,059  EUR      4,354,975 Citibank, N.A.                         12/05/18       136,467
USD     10,178,307  EUR      8,700,000 JP Morgan                              12/05/18       298,423
USD     10,209,848  EUR      8,726,663 JP Morgan                              12/05/18       299,684
USD     23,391,759  EUR     19,988,361 UBS AG                                 12/05/18       692,600
USD     23,405,220  EUR     20,000,000 State Street Bank and Trust            12/05/18       692,843
USD     58,972,186  EUR     50,393,163 Citibank, N.A.                         12/05/18     1,744,760
USD     23,834,155  SEK    216,550,768 Barclays Capital                       12/06/18       102,944
USD    100,609,229  SEK    904,848,113 State Street Bank and Trust            12/06/18     1,449,378
USD    138,770,527  EUR    118,359,542 Bank of America Corp.                  12/06/18     4,343,896
USD    140,678,685  EUR    120,363,494 State Street Bank and Trust            12/07/18     3,960,503
USD    144,778,252  EUR    124,269,018 Bank of America Corp.                  12/10/18     3,575,638
USD    139,720,365  EUR    119,926,394 State Street Bank and Trust            12/11/18     3,436,601
USD    144,865,135  EUR    124,225,929 State Street Bank and Trust            12/12/18     3,679,317
USD    138,688,655  EUR    117,215,086 Bank of America Corp.                  12/13/18     5,455,652
USD    137,181,308  EUR    115,937,745 Citibank, N.A.                         12/14/18     5,385,182
USD    144,572,686  EUR    122,256,374 HSBC Bank                              12/17/18     5,546,115
USD    145,803,425  EUR    123,008,966 National Australia Bank Ltd.           12/18/18     5,905,080
USD     34,933,922  EUR     30,076,133 Barclays Capital                       12/19/18       724,375
USD     66,391,378  EUR     56,177,899 National Australia Bank Ltd.           12/19/18     2,492,855
USD     66,392,502  EUR     56,177,899 National Australia Bank Ltd.           12/19/18     2,493,978
USD     25,276,120  NOK    205,544,781 HSBC Bank                              12/20/18       838,118
USD     31,549,896  NOK    257,235,047 JP Morgan                              12/20/18       966,241
USD     41,685,212  AUD     57,390,944 State Street Bank and Trust            12/20/18     1,022,480
USD     89,537,011  NOK    729,930,839 State Street Bank and Trust            12/20/18     2,752,755
USD    136,737,966  EUR    117,346,836 National Australia Bank Ltd.           12/20/18     3,248,734
USD     19,925,213  NOK    163,391,252 UBS AG                                 12/27/18       491,096
USD     24,775,137  NOK    203,663,308 State Street Bank and Trust            12/27/18       550,973
USD     91,440,020  NOK    741,992,879 Barclays Capital                       12/27/18     3,185,745
USD    136,236,369  EUR    116,625,190 JP Morgan                              12/27/18     3,462,064
USD    142,118,544  EUR    122,274,757 State Street Bank and Trust            12/28/18     2,896,486
USD     74,225,706  EUR     63,769,788 JP Morgan                              01/02/19     1,575,953
USD     74,239,672  EUR     63,769,789 JP Morgan                              01/02/19     1,589,918
USD    138,026,043  EUR    119,041,742 Bank of America Corp.                  01/03/19     2,396,042
USD    137,379,142  EUR    118,537,254 Citibank, N.A.                         01/04/19     2,312,320
USD     59,886,156  CAD     77,698,784 State Street Bank and Trust            01/07/19       778,952
USD     59,895,851  CAD     77,698,784 State Street Bank and Trust            01/07/19       788,646
USD    135,149,077  EUR    117,283,097 Citibank, N.A.                         01/07/19     1,476,832
USD    133,874,977  EUR    117,243,372 Barclays Capital                       01/08/19       236,519
USD      6,206,059  EUR      5,347,565 Citibank, N.A.                         01/09/19       110,177
USD      6,267,478  EUR      5,400,000 Bank of America Corp.                  01/09/19       111,823
USD     22,984,877  NOK    187,186,103 Citibank, N.A.                         01/09/19       706,163
USD    135,488,453  EUR    116,918,367 State Street Bank and Trust            01/09/19     2,208,988
USD    136,673,301  NOK  1,118,335,029 State Street Bank and Trust            01/09/19     3,570,115
USD     21,330,295  EUR     18,572,697 Morgan Stanley and Co. International   01/10/19       156,787
USD    129,653,462  EUR    111,125,221 UBS AG                                 01/10/19     2,966,920
USD     11,100,365  GBP      8,401,127 Citibank, N.A.                         01/11/19       321,325
USD     12,545,490  GBP      9,745,231 Citibank, N.A.                         01/11/19        41,902
USD     13,174,848  GBP      9,997,254 Citibank, N.A.                         01/11/19       347,902
USD     42,725,533  GBP     32,349,592 Citibank, N.A.                         01/11/19     1,219,489
USD    139,101,478  EUR    119,224,388 Bank of America Corp.                  01/11/19     3,169,919

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD                COUNTERPARTY                 DATE    (DEPRECIATION)
------------------- ------------------ ------------------------------------- ---------- --------------
USD    136,379,053  CAD    179,010,872 UBS AG                                 01/14/19   $    185,521
USD    143,454,352  EUR    122,885,116 National Australia Bank Ltd.           01/14/19      3,312,921
USD     14,634,751  CAD     19,172,218 National Australia Bank Ltd.           01/15/19         48,063
USD     29,433,742  NOK    238,643,175 HSBC Bank                              01/15/19      1,023,425
USD     45,521,531  CAD     59,552,587 UBS AG                                 01/15/19        212,479
USD     74,865,449  EUR     64,092,110 State Street Bank and Trust            01/15/19      1,766,826
USD     74,870,802  EUR     64,092,111 UBS AG                                 01/15/19      1,772,178
USD     83,097,251  GBP     62,534,063 JP Morgan                              01/15/19      2,847,358
USD    119,361,132  SEK  1,058,648,138 Citibank, N.A.                         01/16/19      2,808,421
USD    138,302,739  EUR    118,997,634 Bank of America Corp.                  01/16/19      2,571,343
USD    149,227,633  CAD    193,216,208 Bank of America Corp.                  01/16/19      2,221,596
USD     15,513,233  EUR     13,500,000 Barclays Capital                       01/17/19        113,503
USD    132,261,803  CAD    172,052,634 UBS AG                                 01/17/19      1,355,605
USD    135,033,047  EUR    116,859,825 Bank of America Corp.                  01/17/19      1,728,615
USD      2,319,916  EUR      2,000,000 UBS AG                                 01/18/19         38,278
USD     69,775,636  EUR     60,150,000 JP Morgan                              01/18/19      1,155,376
USD     71,874,169  EUR     61,962,253 UBS AG                                 01/18/19      1,186,456
USD    112,275,596  SEK  1,003,918,527 Bank of America Corp.                  01/18/19      1,730,092
USD    143,112,641  CAD    186,248,509 UBS AG                                 01/18/19      1,403,144
USD     19,218,548  CAD     25,123,585 National Australia Bank Ltd.           01/22/19        101,675
USD     97,778,961  CAD    127,703,528 State Street Bank and Trust            01/22/19        607,636
USD    143,729,714  EUR    124,004,022 State Street Bank and Trust            01/22/19      2,214,863
USD      4,141,860  CAD      5,432,033 HSBC Bank                              01/23/19          8,484
USD     45,525,115  CAD     59,552,587 UBS AG                                 01/23/19        209,995
USD    135,998,771  EUR    117,523,663 Citibank, N.A.                         01/23/19      1,867,835
USD    118,124,811  CAD    154,312,583 State Street Bank and Trust            01/24/19        702,367
USD    138,173,995  EUR    120,336,639 Morgan Stanley and Co. International   01/24/19        820,756
USD     16,098,796  EUR     14,000,000 JP Morgan                              01/25/19        117,704
USD     77,212,960  GBP     60,065,657 UBS AG                                 01/25/19         92,905
USD    114,123,429  SEK  1,030,529,199 Citibank, N.A.                         01/25/19        581,946
USD    116,702,389  CAD    151,920,253 State Street Bank and Trust            01/25/19      1,098,427
USD    132,558,340  EUR    115,202,456 State Street Bank and Trust            01/25/19      1,053,978
USD    134,805,725  EUR    117,321,736 State Street Bank and Trust            01/28/19        847,587
USD    141,259,411  CAD    184,636,362 State Street Bank and Trust            01/28/19        753,016
USD    137,734,880  CAD    180,379,734 State Street Bank and Trust            01/29/19        465,438
USD    143,318,834  EUR    125,116,891 State Street Bank and Trust            01/29/19        447,870
USD    136,022,456  EUR    118,957,003 State Street Bank and Trust            01/30/19        173,766
                                                                                         ------------
TOTAL APPRECIATION                                                                       $229,904,249
AUD     21,808,251  USD     15,526,428 Citibank, N.A.                         12/20/18   $    (74,808)
AUD     10,166,639  USD      7,245,682 Bank of America Corp.                  12/20/18        (42,397)
AUD      5,117,223  USD      3,627,461 UBS AG                                 12/20/18         (1,797)
AUD      1,998,814  USD      1,437,954 Citibank, N.A.                         12/20/18        (21,751)
CAD    179,769,412  USD    137,012,435 State Street Bank and Trust            11/01/18       (456,233)
EUR    125,116,891  USD    142,130,286 State Street Bank and Trust            11/01/18       (416,596)
EUR      2,898,550  USD      3,394,137 National Australia Bank Ltd.           11/01/18       (111,094)
EUR        142,230  USD        166,748 Citibank, N.A.                         11/01/18         (5,651)
EUR    118,957,003  USD    134,907,948 State Street Bank and Trust            11/02/18       (171,257)
EUR      7,594,475  USD      8,791,319 Bank of America Corp.                  12/19/18       (153,122)
EUR      7,000,000  USD      8,102,660 Citibank, N.A.                         12/19/18       (140,638)
EUR      5,346,537  USD      6,159,292 Citibank, N.A.                         12/19/18        (77,972)
EUR     17,357,641  USD     20,188,273 UBS AG                                 12/27/18       (427,116)
EUR      4,371,581  USD      5,055,436 UBS AG                                 12/28/18        (77,953)
EUR      4,366,000  USD      5,048,535 Morgan Stanley and Co. International   12/28/18        (77,407)
EUR      4,365,000  USD      5,046,497 Citibank, N.A.                         12/28/18        (76,508)
EUR      4,364,000  USD      5,045,520 Morgan Stanley and Co. International   12/28/18        (76,669)
EUR        237,363  USD        271,567 Citibank, N.A.                         01/09/19           (988)
EUR         93,260  USD        106,949 Citibank, N.A.                         01/09/19           (638)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                     UNREALIZED
                                                                      FOREIGN
                                                                      EXCHANGE
                                                        SETTLEMENT  APPRECIATION
  CURRENCY PURCHASED    CURRENCY SOLD    COUNTERPARTY      DATE    (DEPRECIATION)
  -------------------  ---------------- --------------- ---------- --------------
  EUR       2,385,140  USD    2,755,265 HSBC Bank        01/15/19   $    (34,954)
  USD     105,808,801  SEK  962,793,115 Citibank, N.A.   01/24/19       (260,884)
                                                                    ------------
  TOTAL (DEPRECIATION)                                               $ (2,706,433
                                                                    ------------
  TOTAL APPRECIATION (DEPRECIATION)                                 $227,197,816
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------
                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                           ------- --------------- ------- ---------------
Bonds
   Australia..............................   --    $   816,438,101   --    $   816,438,101
   Austria................................   --        446,575,526   --        446,575,526
   Belgium................................   --        399,237,433   --        399,237,433
   Canada.................................   --      2,678,160,047   --      2,678,160,047
   Denmark................................   --        155,178,756   --        155,178,756
   Finland................................   --        593,767,928   --        593,767,928
   France.................................   --      1,420,734,267   --      1,420,734,267
   Germany................................   --      1,407,016,443   --      1,407,016,443
   Japan..................................   --          9,686,232   --          9,686,232
   Luxembourg.............................   --        447,315,338   --        447,315,338
   Netherlands............................   --      1,277,396,317   --      1,277,396,317
   New Zealand............................   --         30,948,443   --         30,948,443
   Norway.................................   --        539,521,761   --        539,521,761
   Singapore..............................   --          8,047,943   --          8,047,943
   Supranational Organization Obligations.   --      1,086,058,751   --      1,086,058,751
   Sweden.................................   --      1,111,897,913   --      1,111,897,913
   United Kingdom.........................   --         25,585,672   --         25,585,672
   United States..........................   --      2,349,688,278   --      2,349,688,278
Securities Lending Collateral.............   --         56,718,031   --         56,718,031
Forward Currency Contracts**..............   --        227,197,816   --        227,197,816
                                             --    ---------------   --    ---------------
TOTAL.....................................   --    $15,087,170,996   --    $15,087,170,996
                                             ==    ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
BONDS -- (99.8%)
AUSTRIA -- (3.3%)
Republic of Austria Government Bond
W   0.750%, 02/20/28................................................. EUR  31,000 $ 35,572,130
                                                                                  ------------
BELGIUM -- (3.6%)
Kingdom of Belgium Government Bond
W   0.800%, 06/22/27................................................. EUR   1,300    1,490,851
W   0.800%, 06/22/28................................................. EUR   2,500    2,837,133
W   1.000%, 06/22/31................................................. EUR  31,300   35,233,891
                                                                                  ------------
TOTAL BELGIUM........................................................               39,561,875
                                                                                  ------------
CANADA -- (12.2%)
Province of Alberta Canada
    2.900%, 09/20/29................................................. CAD  10,300    7,588,646
    3.500%, 06/01/31................................................. CAD   5,000    3,895,856
Province of British Columbia
    Canada
    5.700%, 06/18/29................................................. CAD  21,958   20,530,384
Province of Manitoba Canada
    3.250%, 09/05/29................................................. CAD  37,700   28,534,528
Province of Ontario Canada
    6.500%, 03/08/29................................................. CAD  19,600   19,165,702
Province of Quebec Canada
    0.875%, 05/04/27................................................. EUR  32,763   37,177,378
    0.875%, 07/05/28................................................. EUR   3,000    3,355,596
Province of Saskatchewan
    Canada
    6.400%, 09/05/31................................................. CAD  13,000   13,123,636
                                                                                  ------------
TOTAL CANADA.........................................................              133,371,726
                                                                                  ------------
DENMARK -- (3.8%)
Denmark Government Bond
    0.500%, 11/15/27................................................. DKK 269,500   41,507,803
                                                                                  ------------
FINLAND -- (3.3%)
Finland Government Bond
W   2.750%, 07/04/28................................................. EUR  26,850   36,564,245
                                                                                  ------------
FRANCE -- (23.6%)
Agence Francaise de Developpement
    1.000%, 01/31/28................................................. EUR  28,000   32,057,357
    0.875%, 05/25/31................................................. EUR   5,500    6,003,879
Caisse d'Amortissement de la Dette Sociale
    4.000%, 12/15/25................................................. EUR   4,400    6,233,743
Dexia Credit Local SA
    1.000%, 10/18/27................................................. EUR  32,450   36,947,943

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
FRANCE -- (Continued)
French Republic Government Bond OAT
    2.750%, 10/25/27................................................. EUR  30,126 $ 40,618,578
    0.750%, 05/25/28................................................. EUR  60,600   69,034,107
SNCF Mobilites
    5.375%, 03/18/27................................................. GBP  12,566   20,232,489
SNCF Reseau EPIC
    3.125%, 10/25/28................................................. EUR   6,600    9,057,904
    5.250%, 12/07/28................................................. GBP  16,713   27,623,672
Unedic Asseo
    1.500%, 04/20/32................................................. EUR   9,000   10,685,676
                                                                                  ------------
TOTAL FRANCE.........................................................              258,495,348
                                                                                  ------------
GERMANY -- (7.7%)
Deutsche Bahn Finance GMBH
    3.125%, 07/24/26................................................. GBP  15,550   21,667,400
    0.625%, 09/26/28................................................. EUR   1,000    1,093,184
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26................................................. JPY 399,000    4,067,374
    2.050%, 02/16/26................................................. JPY  36,000      366,981
    0.500%, 09/15/27................................................. EUR  29,900   33,384,532
State of North Rhine-Westphalia Germany
    0.500%, 02/16/27................................................. EUR  15,440   17,295,997
    0.950%, 03/13/28................................................. EUR   6,000    6,907,532
                                                                                  ------------
TOTAL GERMANY........................................................               84,783,000
                                                                                  ------------
LUXEMBOURG -- (3.5%)
European Financial Stability Facility
    0.875%, 07/26/27................................................. EUR  33,000   37,734,641
                                                                                  ------------
NETHERLANDS -- (6.0%)
BNG Bank NV
    0.625%, 06/19/27................................................. EUR  10,125   11,373,748
    0.750%, 01/11/28................................................. EUR  12,300   13,865,174
Nederlandse Waterschapsbank NV
    1.000%, 03/01/28................................................. EUR   7,600    8,754,481
    0.500%, 04/29/30................................................. EUR   2,500    2,659,072
Netherlands Government Bond
W   0.750%, 07/15/27................................................. EUR   3,000    3,496,152
    5.500%, 01/15/28................................................. EUR  15,250   25,237,460
                                                                                  ------------
TOTAL NETHERLANDS                                                                   65,386,087
                                                                                  ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                          --------- ------------
                                                                            (000)
NORWAY -- (4.3%)
Kommunalbanken A.S.
    0.625%, 04/20/26................................................. EUR    14,000 $ 15,843,055
Norway Government Bond
W   1.500%, 02/19/26................................................. NOK   270,000   31,342,331
                                                                                    ------------
TOTAL NORWAY                                                                          47,185,386
                                                                                    ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.5%)
African Development Bank
    0.875%, 05/24/28................................................. EUR     7,535    8,550,284
Asian Development Bank
    2.350%, 06/21/27................................................. JPY 3,350,000   35,519,233
Council Of Europe
Development Bank
    0.750%, 01/24/28................................................. EUR     9,500   10,773,090
European Investment Bank
    1.250%, 05/12/25................................................. SEK    50,000    5,595,723
    1.250%, 05/12/25................................................. SEK    25,000    2,797,861
    1.900%, 01/26/26................................................. JPY 1,778,200   17,921,486
    2.150%, 01/18/27................................................. JPY   517,100    5,374,187
    1.375%, 05/12/28................................................. SEK    30,000    3,308,469
    6.000%, 12/07/28................................................. GBP     1,300    2,309,725
    5.625%, 06/07/32................................................. GBP     1,800    3,307,843
European Stability Mechanism
    0.750%, 03/15/27................................................. EUR    26,500   30,223,240
    0.750%, 09/05/28................................................. EUR     3,000    3,372,912
European Union
    2.875%, 04/04/28................................................. EUR    21,460   29,117,551
                                                                                    ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................                158,171,604
                                                                                    ------------

                                                                           FACE
                                                                          AMOUNT^     VALUE+
                                                                          ------- --------------
                                                                           (000)
SWEDEN -- (3.9%)
Sweden Government Bond
    2.250%, 06/01/32................................................. SEK 340,000 $   42,955,143
                                                                                  --------------
UNITED KINGDOM -- (10.1%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30................................................. GBP   1,200      1,959,705
United Kingdom Gilt
    1.500%, 07/22/26................................................. GBP   6,500      8,471,818
    4.750%, 12/07/30................................................. GBP  56,450     97,769,221
    4.250%, 06/07/32................................................. GBP   1,400      2,363,009
                                                                                  --------------
TOTAL UNITED KINGDOM.................................................                110,563,753
                                                                                  --------------
TOTAL BONDS..........................................................              1,091,852,741
                                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Bonds
    5.375%, 02/15/31.................................................       2,050      2,504,123
                                                                                  --------------
TOTAL INVESTMENT SECURITIES..........................................              1,094,356,864
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)........................................
  (Cost $1,128,949,325)..............................................             $1,094,356,864
                                                                                  ==============

As of October 31, 2018, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                  UNREALIZED
                                                                                   FOREIGN
                                                                                   EXCHANGE
                                                                     SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD            COUNTERPARTY             DATE    (DEPRECIATION)
------------------- ------------------ ----------------------------- ---------- --------------
USD    103,453,720  GBP     79,681,225 State Street Bank and Trust    11/13/18    $1,558,025
USD         54,484  DKK        347,373 Citibank, N.A.                 11/21/18         1,665
USD        461,069  DKK      3,010,315 Citibank, N.A.                 11/21/18         3,342
USD      1,782,686  SEK     15,998,064 Bank of America Corp.          11/21/18        31,859
USD      2,993,474  SEK     27,097,169 State Street Bank and Trust    11/21/18        27,963
USD      3,746,280  JPY    414,018,255 State Street Bank and Trust    11/21/18        72,160
USD     42,631,184  DKK    273,086,031 Citibank, N.A.                 11/21/18     1,107,734
USD     51,346,843  SEK    464,293,967 Bank of America Corp.          11/21/18       534,556
USD     59,749,280  JPY  6,589,225,276 State Street Bank and Trust    11/21/18     1,274,547
USD    101,329,277  GBP     75,981,192 State Street Bank and Trust    12/20/18     3,969,940
USD         45,736  EUR         39,192 National Australia Bank Ltd.   01/02/19         1,086
USD         83,383  EUR         71,863 Citibank, N.A.                 01/02/19         1,513

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED



                                                                                       UNREALIZED
                                                                                        FOREIGN
                                                                                        EXCHANGE
                                                                          SETTLEMENT  APPRECIATION
    CURRENCY PURCHASED       CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
--------------------------- ---------------- ---------------------------- ---------- --------------
USD               8,507,434 EUR    7,424,665                   JP Morgan   01/02/19   $    48,881
USD               8,733,064 EUR    7,542,164                   JP Morgan   01/02/19       140,651
USD              48,904,139 EUR   42,006,521                   JP Morgan   01/02/19     1,048,195
USD              32,490,062 NOK  265,724,029 State Street Bank and Trust   01/09/19       863,837
USD             148,192,129 EUR  127,516,589       Bank of America Corp.   01/16/19     2,743,820
USD                 104,181 EUR       90,787              Citibank, N.A.   01/18/19           610
USD             138,848,921 EUR  120,137,193                      UBS AG   01/18/19     1,794,134
USD               9,391,920 EUR    8,121,305 State Street Bank and Trust   01/22/19       123,791
USD              94,939,333 CAD  124,000,548 State Street Bank and Trust   01/22/19       585,655
USD             138,871,648 EUR  119,818,991 State Street Bank and Trust   01/22/19     2,132,804
USD             136,997,011 EUR  119,813,167 State Street Bank and Trust   01/25/19       229,492
                                                                                      -----------
TOTAL APPRECIATION.........                                                           $18,296,260
DKK               2,984,982 USD      468,525 State Street Bank and Trust   11/21/18   $   (14,651)
GBP               2,937,902 USD    3,852,209                      UBS AG   11/13/18       (95,244)
GBP               2,890,624 USD    3,726,006 State Street Bank and Trust   11/13/18       (29,500)
GBP               1,808,543 USD    2,376,894              Citibank, N.A.   11/13/18       (64,144)
SEK               5,803,531 USD      663,403              Citibank, N.A.   11/21/18       (28,265)
USD               1,506,366 JPY  171,079,860              Citibank, N.A.   11/21/18       (11,847)
                                                                                      -----------
TOTAL (DEPRECIATION)                                                                  $  (243,651)
                                                                                      -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                        $18,052,609
                                                                                      ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------
                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                           ------- -------------- ------- --------------
Bonds
   Austria................................   --    $   35,572,130   --    $   35,572,130
   Belgium................................   --        39,561,875   --        39,561,875
   Canada.................................   --       133,371,726   --       133,371,726
   Denmark................................   --        41,507,803   --        41,507,803
   Finland................................   --        36,564,245   --        36,564,245
   France.................................   --       258,495,348   --       258,495,348
   Germany................................   --        84,783,000   --        84,783,000
   Luxembourg.............................   --        37,734,641   --        37,734,641
   Netherlands............................   --        65,386,087   --        65,386,087
   Norway.................................   --        47,185,386   --        47,185,386
   Supranational Organization Obligations.   --       158,171,604   --       158,171,604
   Sweden.................................   --        42,955,143   --        42,955,143
   United Kingdom.........................   --       110,563,753   --       110,563,753
U.S. Treasury Obligations.................   --         2,504,123   --         2,504,123
Forward Currency Contracts**..............   --        18,052,609   --        18,052,609
                                             --    --------------   --    --------------
TOTAL.....................................   --    $1,112,409,473   --    $1,112,409,473
                                             ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                                   FACE
                                                                  AMOUNT^    VALUE+
                                                                  ------- ------------
                                                                   (000)
                                                                  -------
AGENCY OBLIGATIONS -- (27.0%)
Federal Home Loan Bank
   1.375%, 02/18/21..............................................  20,000 $ 19,313,360
   1.750%, 03/12/21..............................................  10,000    9,735,050
   2.375%, 03/12/21..............................................  16,000   15,788,960
   1.875%, 06/11/21..............................................  20,000   19,477,440
   1.125%, 07/14/21..............................................  20,000   19,079,000
   2.375%, 09/10/21..............................................  33,000   32,432,499
   1.875%, 11/29/21..............................................  54,000   52,281,342
   2.625%, 12/10/21..............................................  20,000   19,776,360
   2.250%, 03/11/22..............................................  67,550   65,869,626
   2.500%, 03/11/22..............................................  31,635   31,133,554
   2.125%, 06/10/22..............................................  59,150   57,380,173
   5.250%, 06/10/22..............................................   5,200    5,592,928
   2.000%, 09/09/22..............................................  46,730   44,961,877
   1.875%, 12/09/22..............................................  10,000    9,551,150
   2.500%, 12/09/22..............................................  92,000   90,028,440
   5.250%, 12/09/22..............................................   9,000    9,755,658
   2.125%, 03/10/23..............................................  25,250   24,259,745
   3.250%, 06/09/23..............................................  69,800   70,253,490
Tennessee Valley Authority
   3.875%, 02/15/21..............................................  22,000   22,426,558
                                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................................          619,097,210
                                                                          ------------
U.S. TREASURY OBLIGATIONS -- (72.7%)
U.S. Treasury Notes
   1.375%, 02/15/20..............................................  23,000   22,588,516
   3.625%, 02/15/20..............................................  94,700   95,676,594
   1.375%, 02/29/20..............................................  10,000    9,814,062
   1.375%, 03/31/20..............................................  82,000   80,360,000
   1.125%, 04/30/20..............................................   6,000    5,850,469
   1.875%, 06/30/20.............................................. 102,000  100,386,328
   2.000%, 09/30/20.............................................. 127,000  124,931,289
   1.750%, 10/31/20..............................................  60,000   58,692,187
   1.625%, 11/30/20.............................................. 181,000  176,404,298
   3.625%, 02/15/21.............................................. 112,000  113,771,875
   1.250%, 03/31/21.............................................. 141,000  135,640,899
   1.375%, 04/30/21.............................................. 147,500  142,089,746
   3.125%, 05/15/21..............................................  54,000   54,286,875
   1.375%, 05/31/21..............................................  71,000   68,298,671
   1.125%, 06/30/21.............................................. 114,300  109,102,922
   1.125%, 07/31/21.............................................. 105,000  100,033,008
   1.125%, 08/31/21..............................................  51,000   48,515,742
   1.250%, 10/31/21..............................................  39,000   37,123,125
   1.875%, 02/28/22..............................................  28,000   27,052,813
   1.875%, 03/31/22..............................................  27,000   26,061,328
   1.750%, 05/31/22..............................................  54,500   52,279,551
   1.750%, 06/30/22..............................................  72,000   68,996,250

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED



                                                                    FACE
                                                                   AMOUNT^      VALUE+
                                                                  --------- --------------
                                                                    (000)
                                                                  ---------
   1.625%, 05/31/23..............................................    10,000 $    9,423,437
                                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS..................................            1,667,379,985
                                                                            --------------
TOTAL INVESTMENT SECURITIES......................................            2,286,477,195
                                                                            --------------

                                                                   SHARES
                                                                  ---------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money Market Fund
     2.090%...................................................... 6,652,760      6,652,760
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,349,914,493)..........................................           $2,293,129,955
                                                                            ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $  619,097,210   --    $  619,097,210
U.S. Treasury Obligations.....         --  1,667,379,985   --     1,667,379,985
Temporary Cash Investments.... $6,652,760             --   --         6,652,760
                               ---------- --------------   --    --------------
TOTAL......................... $6,652,760 $2,286,477,195   --    $2,293,129,955
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                                   FACE
                                                                  AMOUNT^    VALUE+
                                                                  ------- ------------
                                                                   (000)
                                                                  -------
AGENCY OBLIGATIONS -- (33.8%)
Federal Farm Credit Bank
   5.350%, 08/07/20..............................................   4,693 $  4,889,670
   3.650%, 12/21/20..............................................  30,822   31,256,374
   5.250%, 03/02/21..............................................   4,273    4,490,154
   5.220%, 02/22/22..............................................   3,503    3,745,169
   5.210%, 12/19/22..............................................  14,851   16,092,098
   5.250%, 03/06/23..............................................   4,203    4,573,200
   5.220%, 05/15/23..............................................  33,694   36,725,719
   3.500%, 12/20/23..............................................   6,000    6,108,348
Federal Home Loan Bank
   5.250%, 12/11/20..............................................   5,290    5,534,826
   5.000%, 03/12/21..............................................   3,645    3,817,048
   2.250%, 06/11/21..............................................  49,035   48,212,781
   3.625%, 06/11/21..............................................   7,030    7,143,781
   5.625%, 06/11/21..............................................  15,905   16,942,865
   2.375%, 09/10/21..............................................  27,565   27,090,965
   3.000%, 09/10/21..............................................  21,875   21,862,597
   2.625%, 12/10/21..............................................  75,370   74,527,213
   5.000%, 12/10/21..............................................  31,875   33,792,345
   2.250%, 03/11/22..............................................   7,005    6,830,744
   2.500%, 03/11/22..............................................   7,705    7,582,868
   5.250%, 06/10/22..............................................   5,780    6,216,754
   5.750%, 06/10/22..............................................  13,660   14,925,558
   2.000%, 09/09/22..............................................  11,365   10,934,982
   5.375%, 09/30/22..............................................  44,400   48,130,310
   5.250%, 12/09/22..............................................  10,510   11,392,441
   2.125%, 03/10/23..............................................  10,000    9,607,820
   4.750%, 03/10/23..............................................  34,465   36,796,833
   3.250%, 06/09/23..............................................  24,520   24,679,306
   2.500%, 12/08/23..............................................  25,000   24,304,575
   3.250%, 03/08/24..............................................  20,000   20,107,320
   2.875%, 06/14/24..............................................  61,000   60,155,333
   5.375%, 08/15/24..............................................  29,950   33,411,202
   5.365%, 09/09/24..............................................   1,400    1,552,627
   2.875%, 09/13/24..............................................  71,500   70,323,467
   2.750%, 12/13/24..............................................  20,000   19,473,840
   3.125%, 06/13/25..............................................  11,480   11,410,936
   3.125%, 09/12/25..............................................  43,715   43,151,033
   4.375%, 03/13/26..............................................  14,080   14,986,738
   5.750%, 06/12/26..............................................   8,080    9,381,858
   3.000%, 09/11/26..............................................  60,885   59,468,693
   2.500%, 12/10/27..............................................  43,230   39,841,589
   3.000%, 03/10/28..............................................  24,640   23,659,599
   3.250%, 06/09/28.............................................. 131,000  128,403,973
Tennessee Valley Authority
   3.875%, 02/15/21..............................................  74,241   75,680,459
   1.875%, 08/15/22..............................................  89,450   85,832,910
   2.875%, 09/15/24.............................................. 122,775  120,641,416
   6.750%, 11/01/25..............................................  47,282   57,399,355
   2.875%, 02/01/27.............................................. 135,706  130,195,251

                                                                   FACE
                                                                  AMOUNT^     VALUE+
                                                                  ------- --------------
                                                                   (000)
                                                                  -------
   7.125%, 05/01/30..............................................  83,000 $  110,964,443
                                                                          --------------
TOTAL AGENCY OBLIGATIONS                                                   1,664,249,386
                                                                          --------------
U.S. TREASURY OBLIGATIONS -- (65.9%)
U.S. Treasury Bonds
   6.250%, 08/15/23..............................................  53,259     61,000,393
   7.500%, 11/15/24..............................................  92,352    114,971,523
   6.875%, 08/15/25..............................................  71,630     88,274,965
   6.000%, 02/15/26..............................................  58,833     70,068,248
   6.750%, 08/15/26..............................................  90,183    113,013,844
   6.625%, 02/15/27..............................................  98,828    124,217,674
   5.250%, 11/15/28..............................................  95,132    112,125,814
   6.125%, 08/15/29..............................................  60,528     76,780,713
   6.250%, 05/15/30.............................................. 161,289    209,002,080
   5.375%, 02/15/31.............................................. 137,000    167,348,711
U.S. Treasury Notes
   2.000%, 10/31/21..............................................  64,843     63,110,281
   1.500%, 02/28/23..............................................  94,000     88,389,375
   1.500%, 03/31/23..............................................  89,000     83,590,469
   1.250%, 07/31/23..............................................  77,000     71,131,758
   1.625%, 10/31/23..............................................  74,000     69,340,313
   2.750%, 11/15/23..............................................  87,000     86,028,046
   2.750%, 02/15/24.............................................. 105,538    104,231,341
   2.500%, 05/15/24..............................................  75,000     73,028,321
   2.125%, 07/31/24..............................................  11,000     10,478,359
   2.250%, 11/15/24..............................................  85,500     81,779,414
   2.250%, 12/31/24..............................................  45,000     42,996,094
   2.500%, 01/31/25..............................................  50,000     48,453,125
   2.000%, 02/15/25..............................................  66,000     62,027,110
   2.125%, 05/15/25..............................................  80,000     75,559,375
   2.000%, 08/15/25.............................................. 144,000    134,550,000
   2.250%, 11/15/25.............................................. 112,000    106,146,251
   1.625%, 02/15/26.............................................. 141,000    127,616,015
   1.625%, 05/15/26.............................................. 103,000     92,893,125
   1.500%, 08/15/26.............................................. 183,000    162,855,704
   2.000%, 11/15/26.............................................. 184,300    169,807,973
   2.250%, 02/15/27.............................................. 161,500    151,299,004
   2.250%, 08/15/27.............................................. 146,000    136,116,485
   2.250%, 11/15/27..............................................  52,000     48,386,406
   2.875%, 05/15/28..............................................  15,000     14,667,188
                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..................................          3,241,285,497
                                                                          --------------
TOTAL INVESTMENT SECURITIES......................................          4,905,534,883
                                                                          --------------

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED



                                                        SHARES       VALUE+
                                                      ---------- --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money
     Market Fund 2.090%.............................. 12,736,542 $   12,736,542
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,123,044,989)..............................            $4,918,271,425
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $1,664,249,386   --    $1,664,249,386
U.S. Treasury Obligations....          --  3,241,285,497   --     3,241,285,497
Temporary Cash Investments... $12,736,542             --   --        12,736,542
                              ----------- --------------   --    --------------
TOTAL........................ $12,736,542 $4,905,534,883   --    $4,918,271,425
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
BONDS -- (98.7%) 21st Century Fox America, Inc.
    5.650%, 08/15/20....................................      4,210  $ 4,366,708
    4.500%, 02/15/21....................................      7,638    7,769,264
Abbott Laboratories
    2.800%, 09/15/20....................................      2,490    2,468,748
AbbVie, Inc.
    2.500%, 05/14/20....................................     24,891   24,565,691
    2.900%, 11/06/22....................................      1,252    1,212,065
Advance Auto Parts, Inc.................................
    5.750%, 05/01/20....................................      2,825    2,908,160
Aetna, Inc.
    2.750%, 11/15/22....................................      2,000    1,917,804
Aflac, Inc.
    3.625%, 06/15/23....................................        706      705,957
Agence Francaise de Developpement
    1.625%, 01/21/20....................................     25,000   24,566,900
Agilent Technologies, Inc.
    5.000%, 07/15/20....................................      1,690    1,733,636
Airbus Finance BV
W   2.700%, 04/17/23....................................      7,000    6,741,357
Alimentation Couche-Tard, Inc.
W   2.700%, 07/26/22....................................      3,000    2,874,939
Allergan Finance LLC
    3.250%, 10/01/22....................................     18,630   18,085,561
Allergan Funding SCS
    3.450%, 03/15/22....................................      9,749    9,589,055
Altria Group, Inc.
    2.625%, 01/14/20....................................      1,025    1,018,362
Amazon.com, Inc.
    2.600%, 12/05/19....................................      3,113    3,103,189
Ameren Corp.
    2.700%, 11/15/20....................................      1,000      985,231
American Express Co.
    2.500%, 08/01/22....................................      1,220    1,166,128
    2.650%, 12/02/22....................................     12,256   11,735,773
American Express Credit Corp.
#   2.600%, 09/14/20....................................     13,925   13,736,459
American Honda Finance Corp.
    1.375%, 11/10/22.................................... EUR  5,000    5,869,077
American International Group, Inc.
#   2.300%, 07/16/19....................................      7,417    7,381,694
    3.375%, 08/15/20....................................      3,000    2,994,372
    6.400%, 12/15/20....................................     11,283   11,908,370
Ameriprise Financial, Inc...............................
    5.300%, 03/15/20....................................      6,957    7,150,039

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
AmerisourceBergen Corp.
    3.500%, 11/15/21                                          2,000  $ 1,992,639
Amgen, Inc.
    2.200%, 05/22/19....................................      8,690    8,655,545
#   3.450%, 10/01/20....................................      4,990    5,000,802
    4.100%, 06/15/21....................................      5,000    5,069,321
    2.650%, 05/11/22....................................      2,200    2,125,602
Amphenol Corp.
    2.550%, 01/30/19....................................        452      451,613
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21....................................      5,000    4,901,453
    2.625%, 01/17/23....................................      5,540    5,247,087
Anthem, Inc.............................................
    2.250%, 08/15/19....................................      6,983    6,940,323
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22.................................... EUR  9,750   11,021,928
AP Moller--Maersk A.S.
W   2.875%, 09/28/20....................................      3,000    2,953,126
Apache Corp.
    3.250%, 04/15/22....................................     24,345   23,827,704
#   2.625%, 01/15/23....................................        722      684,343
Apple, Inc.
    2.100%, 05/06/19....................................      3,000    2,990,440
    2.000%, 05/06/20....................................      1,782    1,754,651
    2.250%, 02/23/21....................................      4,000    3,920,786
    2.850%, 05/06/21....................................     29,000   28,741,030
    1.550%, 08/04/21....................................     10,000    9,567,400
    2.500%, 02/09/22....................................     12,191   11,879,903
    2.300%, 05/11/22....................................     11,657   11,250,064
Applied Materials, Inc.
#   2.625%, 10/01/20....................................      1,590    1,572,578
Arizona Public Service Co.
    8.750%, 03/01/19....................................      1,788    1,821,499
ASB Finance, Ltd.
    0.500%, 06/10/22.................................... EUR  2,200    2,493,064
Asian Development Bank
#   1.875%, 04/12/19....................................     17,884   17,824,518
    1.625%, 03/16/21....................................      6,000    5,810,868
Associated Banc-Corp....................................
    2.750%, 11/15/19....................................        447      444,455
Assurant, Inc.
    4.000%, 03/15/23....................................      8,305    8,212,389
AstraZeneca P.L.C.
    2.375%, 11/16/20....................................     23,256   22,831,211
AT&T,Inc.
    5.800%, 02/15/19....................................      2,751    2,773,020
    4.600%, 02/15/21....................................      8,793    8,966,255
    3.800%, 03/15/22....................................     11,600   11,585,837
    2.500%, 03/15/23.................................... EUR  8,000    9,656,886

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19....................................     10,154  $10,110,693
    2.700%, 11/16/20....................................      1,000      985,992
    3.300%, 03/07/22.................................... AUD 19,300   13,844,931
    2.625%, 05/19/22....................................     10,000    9,644,775
Autodesk, Inc.
    3.125%, 06/15/20....................................     14,337   14,277,521
AutoZone, Inc.
    2.875%, 01/15/23....................................     22,501   21,610,203
    Avnet, Inc.
    4.875%, 12/01/22....................................      4,291    4,416,571
Banco Santander SA
    3.848%, 04/12/23....................................     25,400   24,582,474
Bank Nederlandse Gemeenten NV
    1.625%, 04/19/21....................................     46,168   44,546,210
    2.500%, 01/23/23....................................     10,000    9,728,300
Bank of America Corp.
    2.625%, 10/19/20....................................      5,000    4,932,610
    5.700%, 01/24/22....................................     21,571   22,884,685
    3.228%, 06/22/22.................................... CAD  4,130    3,118,810
#   3.300%, 01/11/23....................................        563      550,471
Bank of Montreal
    1.900%, 08/27/21....................................     32,954   31,589,692
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19....................................        809      819,988
#   2.150%, 02/24/20....................................     15,585   15,400,785
Bank of Nova Scotia (The)
    2.350%, 10/21/20....................................      1,315    1,293,274
    2.450%, 03/22/21....................................     37,679   36,893,405
    2.700%, 03/07/22....................................      3,605    3,508,774
Barclays P.L.C.
    2.750%, 11/08/19....................................     25,424   25,246,591
    1.500%, 04/01/22.................................... EUR  1,764    2,028,996
BAT International Finance P.L.C.
W   3.250%, 06/07/22....................................      7,350    7,189,600
Baxalta, Inc.
    2.875%, 06/23/20....................................      1,198    1,184,711
Bayer U.S. Finance II LLC
W   1.850%, 11/15/18....................................     24,511   24,501,670
W   2.125%, 07/15/19....................................      2,236    2,218,974
Bayer U.S. Finance LLC
W   2.375%, 10/08/19....................................      5,616    5,571,511
BB&T Corp.
    2.050%, 05/10/21....................................      3,500    3,384,025
Beam Suntory, Inc.
    3.250%, 06/15/23....................................     10,000    9,656,342
Berkshire Hathaway Finance Corp.
#   2.900%, 10/15/20....................................      3,000    2,990,241

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
Berkshire Hathaway, Inc.
    2.200%, 03/15/21....................................      8,295  $ 8,128,353
Biogen, Inc.
    2.900%, 09/15/20....................................     19,046   18,863,965
    3.625%, 09/15/22....................................      6,426    6,412,737
BlackRock, Inc.
    4.250%, 05/24/21....................................      2,850    2,916,731
BMW US Capital LLC
    0.625%, 04/20/22.................................... EUR  2,000    2,284,411
BNG Bank NV
    4.375%, 02/16/21....................................     11,000   11,306,900
W   2.375%, 02/01/22....................................     29,000   28,284,164
    2.375%, 02/01/22....................................     41,400   40,378,082
    0.050%, 07/11/23.................................... EUR  4,000    4,512,311
BNP Paribas SA
    2.875%, 10/24/22.................................... EUR  5,000    6,204,500
Booking Holdings, Inc.
    0.800%, 03/10/22.................................... EUR  7,866    9,023,130
Boston Scientific Corp.
    2.850%, 05/15/20....................................      9,273    9,195,571
BP Capital Markets P.L.C.
#   2.315%, 02/13/20....................................     14,259   14,110,242
    2.112%, 09/16/21....................................      1,000      964,849
    2.500%, 11/06/22....................................      2,000    1,919,783
BPCE SA
    2.250%, 01/27/20....................................     13,175   12,994,107
    2.750%, 12/02/21....................................      1,000      972,093
    1.125%, 12/14/22.................................... EUR  2,500    2,908,595
British Telecommunications P.L.C.
    0.500%, 06/23/22.................................... EUR  1,600    1,798,594
    1.125%, 03/10/23.................................... EUR  3,000    3,419,752
Buckeye Partners L.P....................................
    2.650%, 11/15/18....................................        889      888,813
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20....................................     17,000   16,751,392
    2.000%, 03/22/21....................................     25,435   24,759,955
    0.125%, 11/25/22.................................... EUR 26,900   30,684,010
Canada Housing Trust No. 1
W   1.750%, 06/15/22.................................... CAD 20,000   14,727,943
Canadian Natural Resources,
    Ltd. 2.950%, 01/15/23...............................     12,000   11,552,294
Canadian Pacific Railway Co.
    7.250%, 05/15/19....................................      2,576    2,634,842
Capital One Bank USA NA
    2.300%, 06/05/19....................................      1,968    1,960,232
CBS Corp.
    2.300%, 08/15/19....................................     11,110   11,038,822
    3.375%, 03/01/22....................................      5,000    4,921,198
Celgene Corp.
    3.550%, 08/15/22....................................      9,995    9,898,591
Chevron Corp.
    1.961%, 03/03/20....................................      5,358    5,282,427

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
    1.991%, 03/03/20....................................      1,500  $ 1,479,258
#   2.419%, 11/17/20....................................     15,151   14,937,085
    2.100%, 05/16/21....................................     25,500   24,748,438
    2.498%, 03/03/22....................................     10,030    9,755,286
Chubb INA Holdings, Inc.
    2.300%, 11/03/20....................................      8,000    7,844,812
    2.875%, 11/03/22....................................      3,000    2,929,862
Church & Dwight Co., Inc.
    2.875%, 10/01/22....................................      7,000    6,790,592
Cisco Systems, Inc.
    4.450%, 01/15/20....................................      4,896    4,978,527
    2.450%, 06/15/20....................................      2,895    2,865,268
    2.200%, 02/28/21....................................     57,736   56,359,601
    1.850%, 09/20/21....................................     20,960   20,134,733
Citigroup, Inc.
    2.550%, 04/08/19....................................      1,942    1,939,379
Citizens Bank N.A.
    2.450%, 12/04/19....................................      2,175    2,158,582
Citizens Bank NA
    2.650%, 05/26/22....................................      8,635    8,292,111
CNA Financial Corp.
    5.875%, 08/15/20....................................      1,000    1,041,107
Coca-Cola Co. (The)
#   1.875%, 10/27/20....................................     16,673   16,296,935
    3.150%, 11/15/20....................................      1,020    1,021,612
    1.550%, 09/01/21....................................      2,500    2,390,268
    3.300%, 09/01/21....................................     14,000   14,087,253
    2.200%, 05/25/22....................................     20,425   19,710,280
Coca-Cola European Partners US LLC
    3.500%, 09/15/20....................................      4,591    4,575,974
Comcast Corp.
    3.125%, 07/15/22....................................      5,725    5,639,216
Comerica, Inc.
    2.125%, 05/23/19....................................      2,057    2,047,328
Commonwealth Bank of Australia
    2.300%, 09/06/19....................................     25,525   25,362,618
W   2.250%, 03/10/20....................................      5,000    4,931,050
    2.400%, 11/02/20....................................     10,000    9,795,219
    2.900%, 07/12/21.................................... AUD  5,000    3,551,107
#W  2.000%, 09/06/21....................................      5,000    4,785,271
    3.250%, 01/17/22.................................... AUD  5,000    3,580,959
W   2.750%, 03/10/22....................................     11,500   11,154,521
    3.250%, 03/31/22.................................... AUD  3,200    2,291,059
Constellation Brands, Inc.
    2.700%, 05/09/22....................................      4,935    4,741,570
    3.200%, 02/15/23....................................      5,191    5,031,209
Cooperatieve Rabobank UA
    2.500%, 01/19/21....................................     15,935   15,587,642
    0.125%, 10/11/21.................................... EUR  2,750    3,118,570
    2.750%, 01/10/22....................................      5,928    5,762,578
    4.000%, 01/11/22.................................... EUR  2,500    3,172,503
    3.875%, 02/08/22....................................     17,836   17,932,492
    4.750%, 06/06/22.................................... EUR  3,000    3,943,115

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
    0.500%, 12/06/22.................................... EUR  3,496  $ 3,989,824
Corning, Inc.
    4.250%, 08/15/20....................................      2,850    2,885,038
Costco Wholesale Corp.
    1.700%, 12/15/19....................................          2        1,975
Cox Communications, Inc.
W   3.250%, 12/15/22....................................        770      746,867
CPPIB Capital, Inc.
#W  2.250%, 01/25/22....................................     25,400   24,655,222
    2.250%, 01/25/22....................................     36,750   35,672,417
Credit Suisse AG
#   2.300%, 05/28/19....................................      9,827    9,795,194
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22.................................... EUR 10,220   11,745,456
CVS Health Corp.
#   2.250%, 08/12/19....................................      4,770    4,740,810
    2.750%, 12/01/22....................................      2,120    2,026,385
Daimler Finance North America LLC
W   2.250%, 03/02/20....................................      9,750    9,594,862
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22....................................     10,000    9,764,090
Danone SA
W   2.077%, 11/02/21....................................      5,000    4,778,282
Danske Bank A.S.
W   2.750%, 09/17/20....................................     15,822   15,534,131
Deutsche Bank AG
    2.500%, 02/13/19....................................      1,650    1,646,113
    2.500%, 02/13/19....................................      5,942    5,928,048
    3.125%, 01/13/21....................................      4,900    4,787,652
    1.500%, 01/20/22.................................... EUR  6,000    6,794,074
    2.375%, 01/11/23.................................... EUR  9,700   11,285,800
Deutsche Telekom International Finance BV
    6.000%, 07/08/19....................................      3,099    3,158,442
W   1.950%, 09/19/21....................................      2,535    2,414,682
Dexia Credit Local SA
    0.625%, 01/21/22.................................... EUR    750      866,352
    0.250%, 06/02/22.................................... EUR  8,000    9,122,348
    0.750%, 01/25/23.................................... EUR  1,200    1,390,959
Discovery Communications LLC
W   2.750%, 11/15/19....................................      9,864    9,794,107
    3.300%, 05/15/22....................................      6,000    5,849,056
W   3.500%, 06/15/22....................................     10,000    9,798,900
Dollar General Corp.
#   3.250%, 04/15/23....................................      8,009    7,779,136
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20....................................      5,000    4,935,000
Dominion Energy, Inc.
    2.500%, 12/01/19....................................      7,881    7,833,371

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
Dow Chemical Co. (The)
    4.250%, 11/15/20....................................      7,657  $ 7,753,094
    3.000%, 11/15/22....................................      9,897    9,611,808
DTE Energy Co.
    2.400%, 12/01/19....................................     18,342   18,152,775
Duke Energy Corp.
    5.050%, 09/15/19....................................        586      595,348
DXC Technology Co.
    4.450%, 09/18/22....................................      1,250    1,269,406
E*TRADE Financial Corp.
    2.950%, 08/24/22....................................      4,060    3,912,956
Eastman Chemical Co.
    2.700%, 01/15/20....................................      3,756    3,727,734
Eaton Corp.
    2.750%, 11/02/22....................................      1,285    1,240,812
eBay, Inc.
    2.200%, 08/01/19....................................      4,184    4,157,318
    3.800%, 03/09/22....................................      1,636    1,639,721
Edison International
    2.400%, 09/15/22....................................      1,500    1,414,537
EI du Pont de Nemours & Co.
    4.625%, 01/15/20....................................      1,289    1,310,952
#   4.250%, 04/01/21....................................      3,035    3,096,274
    2.800%, 02/15/23....................................      1,000      968,049
Electricite de France SA
W   2.350%, 10/13/20....................................      1,500    1,471,189
Electronic Arts, Inc.
    3.700%, 03/01/21....................................     11,879   11,948,152
EMD Finance LLC
W   2.400%, 03/19/20....................................      1,755    1,729,700
Enbridge, Inc.
    2.900%, 07/15/22....................................     18,189   17,558,694
    3.190%, 12/05/22.................................... CAD  5,000    3,747,769
Energy Transfer Partners L.P.
    3.600%, 02/01/23....................................      2,000    1,947,607
Enterprise Products Operating LLC
    5.250%, 01/31/20....................................      1,788    1,829,196
    3.350%, 03/15/23....................................      6,000    5,875,436
Equifax, Inc.
    3.950%, 06/15/23....................................     10,000    9,910,557
Equinor ASA
    2.250%, 11/08/19....................................      4,000    3,967,355
    2.900%, 11/08/20....................................      2,780    2,759,052
    3.150%, 01/23/22....................................      2,692    2,667,078
ERAC USA Finance LLC
W   2.350%, 10/15/19....................................         77       76,384
European Financial Stability Facility
    0.000%, 11/17/22.................................... EUR 47,387   53,733,552
    0.500%, 01/20/23.................................... EUR 31,000   35,813,912
European Investment Bank
    1.875%, 03/15/19....................................      4,471    4,459,530
    1.625%, 03/16/20....................................     10,000    9,825,432
    1.375%, 06/15/20....................................      6,000    5,850,644

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
    2.875%, 09/15/20....................................      9,000  $ 8,980,803
    1.625%, 12/15/20....................................      8,000    7,771,035
    2.000%, 03/15/21....................................      5,000    4,880,478
#   1.625%, 06/15/21....................................     10,000    9,635,740
    1.375%, 09/15/21....................................     48,000   45,769,259
European Stability Mechanism
    0.000%, 10/18/22.................................... EUR 14,800   16,769,763
    0.100%, 07/31/23.................................... EUR  7,000    7,921,163
Eversource Energy
    2.500%, 03/15/21....................................      5,500    5,396,448
Exelon Corp.
    2.850%, 06/15/20....................................      1,399    1,383,448
    2.450%, 04/15/21....................................        447      434,312
Exelon Generation Co. LLC
    2.950%, 01/15/20....................................      7,064    7,019,113
    3.400%, 03/15/22....................................      1,600    1,576,507
Export Development Canada
    1.375%, 10/21/21....................................     12,800   12,184,502
Express Scripts Holding Co.
#   2.250%, 06/15/19....................................      9,876    9,839,467
    3.900%, 02/15/22....................................      1,000    1,002,962
Exxon Mobil Corp.
    1.819%, 03/15/19....................................     21,614   21,539,289
    1.912%, 03/06/20....................................      8,143    8,027,542
#   2.222%, 03/01/21....................................     56,895   55,589,152
    2.397%, 03/06/22....................................      1,035    1,002,991
FedEx Corp.
    2.300%, 02/01/20....................................      4,340    4,291,059
    1.000%, 01/11/23.................................... EUR  5,000    5,766,844
Fidelity National Information Services, Inc.
    3.625%, 10/15/20....................................      6,415    6,427,555
    2.250%, 08/15/21....................................      3,094    2,976,214
FMS Wertmanagement
#   1.375%, 06/08/21....................................     10,000    9,577,036
Ford Credit Canada Co.
    2.766%, 06/22/22.................................... CAD  5,000    3,580,501
Ford Motor Credit Co. LLC
    2.459%, 03/27/20....................................      5,365    5,256,229
#   3.157%, 08/04/20....................................     11,533   11,334,543
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20....................................      6,500    6,437,023
French Republic Government Bond OAT
    2.250%, 10/25/22.................................... EUR 20,800   25,860,383
    1.750%, 05/25/23.................................... EUR 30,000   36,846,973
GATX Corp.
    2.500%, 03/15/19....................................      6,103    6,088,757
GE Capital European Funding Un, Ltd. Co.
    4.350%, 11/03/21.................................... EUR  2,463    3,109,269
    0.800%, 01/21/22.................................... EUR  1,750    1,981,377

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20....................................     19,970  $19,356,950
General Electric Co.
    0.375%, 05/17/22.................................... EUR 13,519   15,007,708
    0.375%, 05/17/22.................................... EUR  8,200    9,102,981
General Motors Financial Co., Inc.
#   3.200%, 07/06/21....................................     12,709   12,433,302
    3.450%, 01/14/22....................................     14,123   13,763,715
Gilead Sciences, Inc.
    4.500%, 04/01/21....................................      1,198    1,225,847
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22....................................      2,000    1,954,185
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23....................................      5,700    5,521,316
Goldcorp, Inc.
    3.625%, 06/09/21....................................      4,553    4,525,973
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19....................................      3,955    3,930,778
    2.750%, 09/15/20....................................     10,000    9,882,139
    2.625%, 04/25/21....................................        502      490,831
    5.750%, 01/24/22....................................      5,000    5,283,929
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20....................................     21,047   20,681,619
W   2.550%, 06/09/22....................................      4,600    4,357,523
Harris Corp.
    2.700%, 04/27/20....................................      4,247    4,199,923
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20....................................      4,600    4,733,024
Hershey Co. (The)
#   4.125%, 12/01/20....................................        700      713,495
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20....................................     10,000   10,015,672
HP, Inc.
    4.300%, 06/01/21....................................      1,000    1,018,766
HSBC USA, Inc.
    2.375%, 11/13/19....................................      2,683    2,662,684
    2.350%, 03/05/20....................................      5,500    5,434,550
Humana, Inc.
    2.625%, 10/01/19....................................      3,845    3,825,325
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19....................................      6,662    6,762,865
ING Bank NV
W   2.750%, 03/22/21....................................      6,000    5,883,184
Integrys Holding, Inc.
    4.170%, 11/01/20....................................      1,000    1,011,397
Intel Corp.
    3.300%, 10/01/21....................................      5,000    5,005,647
Inter-American Development Bank

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
    1.875%, 06/16/20....................................       7,000 $ 6,879,859
    2.125%, 11/09/20....................................      20,000  19,665,620
    2.125%, 01/18/22....................................      10,000   9,698,190
International Bank for Reconstruction & Development
#   1.375%, 05/24/21....................................       5,000   4,799,365
#   2.250%, 06/24/21....................................       6,000   5,881,260
International Business Machines Corp.
    2.250%, 02/19/21....................................       4,000   3,901,982
    2.500%, 01/27/22....................................       5,000   4,841,544
Intesa Sanpaolo SpA
W   3.125%, 07/14/22....................................         878     797,617
Japan Finance Organization for Municipalities
    2.125%, 03/06/19....................................       4,472   4,460,239
Jersey Central Power & Light Co.
    7.350%, 02/01/19....................................       7,492   7,571,744
John Deere Capital Corp.
    2.050%, 03/10/20....................................      10,620  10,479,113
Johnson & Johnson
    1.650%, 03/01/21....................................       9,000   8,700,566
    2.250%, 03/03/22....................................       5,000   4,856,873
JPMorgan Chase & Co.
    2.550%, 10/29/20....................................      11,000  10,817,786
    4.350%, 08/15/21....................................       4,994   5,103,994
Kellogg Co.
    0.800%, 11/17/22.................................... EUR   2,250   2,570,263
Keurig Dr Pepper, Inc.
    2.600%, 01/15/19....................................         939     938,023
    3.200%, 11/15/21....................................       5,000   4,914,445
    2.700%, 11/15/22....................................       2,000   1,901,728
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20....................................         747     733,367
KeyCorp
    2.900%, 09/15/20....................................      11,259  11,155,292
    5.100%, 03/24/21....................................       8,008   8,288,795
Kommunalbanken A.S.
    1.750%, 05/28/19....................................      17,884  17,785,388
    1.625%, 02/10/21....................................      15,000  14,528,430
    2.250%, 01/25/22....................................      30,000  29,160,060
Kommunekredit
    0.000%, 09/08/22.................................... EUR   1,750   1,979,351
Kommuninvest I Sverige AB
    2.000%, 11/12/19....................................       9,471   9,386,064
    1.000%, 09/15/21.................................... SEK 360,000  40,214,618
    0.250%, 06/01/22.................................... SEK 903,000  98,244,217
    0.750%, 02/22/23.................................... SEK 150,000  16,519,629
Kraft Heinz Foods Co.
    3.500%, 06/06/22....................................       5,000   4,941,648

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
    4.000%, 06/15/23....................................     19,000  $18,900,921
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19....................................      6,259    6,239,785
    1.500%, 04/20/20....................................     22,500   22,033,418
#   2.125%, 03/07/22....................................     20,000   19,368,569
    0.000%, 12/15/22.................................... EUR 40,228   45,633,060
    0.125%, 06/07/23.................................... EUR  5,000    5,685,055
    2.125%, 08/15/23.................................... EUR 12,000   14,922,442
    0.000%, 09/15/23.................................... EUR 10,000   11,270,664
Kroger Co. (The)
    2.300%, 01/15/19....................................     11,572   11,558,683
    2.950%, 11/01/21....................................      1,386    1,361,296
    3.400%, 04/15/22....................................     10,000    9,886,955
Laboratory Corp. of America Holdings
    2.625%, 02/01/20....................................      7,623    7,557,070
Lam Research Corp.
    2.750%, 03/15/20....................................      8,942    8,862,206
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21....................................      5,000    4,773,955
Legg Mason, Inc.
    2.700%, 07/15/19....................................      9,258    9,226,104
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21....................................      2,500    2,563,729
W   4.950%, 05/01/22....................................      1,200    1,235,453
Lincoln National Corp.
    6.250%, 02/15/20....................................      3,215    3,326,169
    4.850%, 06/24/21....................................      1,270    1,309,647
Lloyds Bank P.L.C.
    2.700%, 08/17/20....................................      1,600    1,577,257
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21....................................     10,250   10,059,771
    3.000%, 01/11/22....................................     27,304   26,515,918
Lockheed Martin Corp.
    2.500%, 11/23/20....................................      4,500    4,418,773
Macquarie Group, Ltd.
W   3.000%, 12/03/18....................................     18,885   18,890,288
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20....................................     28,367   27,992,688
    2.500%, 05/18/22....................................      1,780    1,715,355
Marriott International, Inc.
#   3.000%, 03/01/19....................................      2,835    2,835,805
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20....................................      1,000      985,914
    2.750%, 01/30/22....................................      4,650    4,520,178
Mastercard, Inc.
    1.100%, 12/01/22.................................... EUR 15,162   17,645,131
Maxim Integrated Products, Inc.
    2.500%, 11/15/18....................................      3,464    3,462,441

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
McDonald's Corp.
    3.500%, 07/15/20....................................      4,928  $ 4,952,631
Medtronic, Inc.
    3.150%, 03/15/22....................................      2,630    2,600,955
Merck & Co., Inc.
    1.850%, 02/10/20....................................      4,450    4,382,407
Microsoft Corp.
    1.625%, 12/06/18....................................      7,227    7,218,310
    1.850%, 02/12/20....................................     21,640   21,358,138
    3.000%, 10/01/20....................................      4,000    3,999,800
    2.000%, 11/03/20....................................     18,993   18,599,628
    1.550%, 08/08/21....................................     20,978   20,088,952
    2.400%, 02/06/22....................................     20,000   19,477,566
    2.375%, 02/12/22....................................     11,883   11,553,503
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21....................................      1,725    1,701,448
    0.680%, 01/26/23.................................... EUR 12,142   13,738,585
Mizuho Bank, Ltd.
W   2.450%, 04/16/19....................................        575      573,832
W   2.700%, 10/20/20....................................     13,642   13,432,833
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21....................................      5,000    4,881,676
    2.953%, 02/28/22....................................        600      584,053
Molson Coors Brewing Co.
    2.100%, 07/15/21....................................      3,000    2,872,035
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21....................................     13,012   12,385,890
Morgan Stanley
    3.125%, 08/05/21.................................... CAD  5,000    3,782,863
    1.875%, 03/30/23.................................... EUR  5,000    5,900,599
MUFG Bank, Ltd.
W   2.350%, 09/08/19....................................      4,570    4,541,881
Municipality Finance P.L.C.
    1.500%, 03/23/20....................................     10,000    9,798,600
    1.375%, 09/21/21....................................      7,500    7,136,400
    2.375%, 03/15/22....................................     10,000    9,742,500
Mylan NV
    3.750%, 12/15/20....................................      4,065    4,064,575
National Australia Bank, Ltd.
    2.250%, 07/01/19....................................      5,626    5,599,844
    2.625%, 07/23/20....................................      5,339    5,272,831
    2.625%, 01/14/21....................................      1,500    1,471,366
    3.000%, 05/12/21.................................... AUD  6,000    4,273,017
    1.875%, 07/12/21....................................      5,500    5,259,819
    2.800%, 01/10/22....................................     24,500   23,864,794
    2.500%, 05/22/22....................................     42,800   40,952,322
    0.350%, 09/07/22.................................... EUR  7,800    8,795,721
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19....................................     53,652   53,499,736
    1.625%, 03/04/20....................................     30,000   29,470,140
    1.875%, 04/14/22....................................      5,000    4,786,680

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
Nestle Holdings, Inc.
    1.875%, 03/09/21....................................     10,000  $ 9,692,300
NetApp, Inc.
    3.375%, 06/15/21....................................      8,650    8,614,806
Newell Brands, Inc.
    4.000%, 06/15/22....................................     12,950   12,825,272
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19....................................      9,378    9,323,098
Nissan Motor Acceptance Corp.
W   2.550%, 03/08/21....................................     16,249   15,846,951
Noble Energy, Inc.
    4.150%, 12/15/21....................................      4,000    4,028,912
Nomura Holdings, Inc.
    2.750%, 03/19/19....................................      7,510    7,506,846
Nordea Bank Abp
    2.375%, 04/04/19....................................     10,005    9,985,682
W   2.500%, 09/17/20....................................      6,000    5,893,044
Nordic Investment Bank
#   1.875%, 06/14/19....................................      9,471    9,420,832
    2.125%, 02/01/22....................................     12,160   11,793,644
Nordstrom, Inc.
    4.750%, 05/01/20....................................     13,135   13,389,046
Norfolk Southern Corp.
    3.000%, 04/01/22....................................      1,352    1,329,093
NRW Bank
    0.125%, 07/07/23.................................... EUR  4,000    4,521,314
Nuveen Finance LLC
W   2.950%, 11/01/19....................................      9,568    9,549,298
Occidental Petroleum Corp.
    4.100%, 02/01/21....................................        542      549,512
Omnicom Group, Inc. / Omnicom Capital, Inc.
#   4.450%, 08/15/20....................................        550      559,526
    3.625%, 05/01/22....................................      1,595    1,575,626
OP Corporate Bank P.L.C.
    0.375%, 10/11/22.................................... EUR    325      367,463
Oracle Corp.
    2.800%, 07/08/21....................................      6,536    6,451,981
#   1.900%, 09/15/21....................................     97,577   93,712,645
    2.500%, 05/15/22....................................      5,000    4,839,950
Pacific Gas & Electric Co.
    3.500%, 10/01/20....................................        900      899,275
    3.250%, 06/15/23....................................      1,000      953,963
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.050%, 01/09/20....................................        828      824,678
W   3.375%, 02/01/22....................................     15,000   14,750,104
W   4.250%, 01/17/23....................................      9,025    9,075,029
Pernod Ricard SA
W   5.750%, 04/07/21....................................        620      649,260
W   4.450%, 01/15/22....................................     18,077   18,415,607

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21....................................      5,056  $ 4,992,240
Pfizer, Inc.
    1.950%, 06/03/21....................................     27,847   27,031,950
    2.200%, 12/15/21....................................     15,000   14,559,912
    0.250%, 03/06/22.................................... EUR 11,200   12,735,754
Phillips 66 Partners L.P.
    2.646%, 02/15/20....................................      6,873    6,796,974
PNC Bank NA
    2.400%, 10/18/19....................................      8,500    8,446,906
    2.300%, 06/01/20....................................        200      196,942
    2.600%, 07/21/20....................................      4,800    4,742,176
PPL Capital Funding, Inc.
#   3.400%, 06/01/23....................................      3,000    2,940,344
Procter & Gamble Co. (The)
#   1.850%, 02/02/21....................................      8,670    8,439,429
Progress Energy, Inc.
    4.875%, 12/01/19....................................      4,672    4,763,486
Progressive Corp. (The)
    3.750%, 08/23/21....................................        706      711,999
Province of Alberta Canada
    1.750%, 08/26/20....................................     15,000   14,637,675
    1.350%, 09/01/21.................................... CAD 20,000   14,665,350
Province of British Columbia Canada
#   2.650%, 09/22/21....................................     26,337   25,987,621
Province of Manitoba Canada
    2.050%, 11/30/20....................................      3,800    3,716,514
    2.125%, 05/04/22....................................     10,000    9,596,705
    2.100%, 09/06/22....................................     20,000   19,073,479
Province of Ontario Canada
    4.400%, 04/14/20....................................     28,000   28,526,212
#   1.875%, 05/21/20....................................     15,000   14,730,446
    2.500%, 09/10/21....................................     59,530   58,325,805
    1.350%, 03/08/22.................................... CAD 20,000   14,532,417
    2.250%, 05/18/22....................................      5,000    4,822,062
    3.150%, 06/02/22.................................... CAD 19,000   14,618,216
Province of Quebec Canada
    3.500%, 07/29/20....................................     53,000   53,380,935
    4.500%, 12/01/20.................................... CAD  5,000    3,951,878
#   2.750%, 08/25/21....................................     10,000    9,884,261
    2.375%, 01/31/22....................................     40,718   39,630,378
Prudential Financial, Inc.
    2.350%, 08/15/19....................................      6,000    5,968,188
    5.375%, 06/21/20....................................      1,700    1,753,516
    4.500%, 11/15/20....................................      7,000    7,166,949
PSEG Power LLC
    5.125%, 04/15/20....................................     11,108   11,359,909
Puget Energy, Inc.
    6.500%, 12/15/20....................................      1,363    1,438,095
QUALCOMM, Inc.
#   2.250%, 05/20/20....................................      6,278    6,191,364
    3.000%, 05/20/22....................................      2,425    2,376,683
    2.600%, 01/30/23....................................     10,000    9,569,599

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
Regions Financial Corp.
#   3.200%, 02/08/21...................................     10,500  $10,409,192
    2.750%, 08/14/22...................................      6,401    6,154,905
Republic of Austria Government Bond
W   0.000%, 09/20/22................................... EUR  4,000    4,569,664
Republic Services, Inc.
    3.550%, 06/01/22...................................      2,000    1,993,469
Roper Technologies, Inc.
    2.800%, 12/15/21...................................      1,000      973,771
Royal Bank of Canada
    2.125%, 03/02/20...................................     17,338   17,108,027
    2.150%, 03/06/20...................................        665      656,645
    2.350%, 10/30/20...................................      7,428    7,293,821
    2.500%, 01/19/21...................................     12,750   12,515,886
    2.750%, 02/01/22...................................     24,000   23,452,708
    1.968%, 03/02/22................................... CAD 10,000    7,323,332
Ryder System, Inc.
    2.650%, 03/02/20...................................      7,000    6,934,452
    3.400%, 03/01/23...................................     12,680   12,474,090
Sanofi
    0.500%, 03/21/23................................... EUR  8,000    9,145,553
Santander Holdings USA, Inc.
    2.650%, 04/17/20...................................      3,000    2,962,369
    3.400%, 01/18/23...................................     18,560   17,717,353
Santander UK Group Holdings P.L.C.
#   3.125%, 01/08/21...................................     15,000   14,784,780
    2.875%, 08/05/21...................................      1,000      968,792
Santander UK P.L.C.
    2.375%, 03/16/20...................................      2,824    2,788,873
Sempra Energy
    2.850%, 11/15/20...................................      5,400    5,327,796
Shell International Finance BV
    4.300%, 09/22/19...................................      3,471    3,512,792
    4.375%, 03/25/20...................................        950      966,844
    2.125%, 05/11/20...................................     17,155   16,923,594
    2.250%, 11/10/20...................................     18,999   18,653,598
    1.875%, 05/10/21...................................     32,626   31,527,009
    1.750%, 09/12/21...................................     27,855   26,697,706
Sherwin-Williams Co. (The)
    2.750%, 06/01/22...................................      2,000    1,925,185
Siemens Financieringsmaatschappij NV
W   1.700%, 09/15/21...................................      3,020    2,881,743
Skandinaviska Enskilda Banken AB
    1.250%, 08/05/22................................... GBP  2,000    2,514,246
Societe Generale SA
W   2.625%, 09/16/20...................................     17,000   16,759,352
W   2.500%, 04/08/21...................................      4,200    4,081,690
Solvay Finance America LLC
W   3.400%, 12/03/20...................................     10,000    9,953,404

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         --------- ------------
                                                           (000)
                                                         ---------
Southern Co. (The)
    2.750%, 06/15/20................................         9,683 $  9,566,901
Southern Power Co.
    1.000%, 06/20/22................................ EUR    14,310   16,405,140
Southwest Airlines Co.
    2.750%, 11/06/19................................        17,072   17,004,426
    2.650%, 11/05/20................................         4,500    4,445,398
Spain Government Bond
W   5.400%, 01/31/23................................ EUR    17,000   23,313,637
Starbucks Corp.
    2.100%, 02/04/21................................         1,770    1,722,745
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20................................         8,950    8,805,458
    0.200%, 04/17/23................................ EUR     9,000   10,246,586
State Street Corp.
    2.550%, 08/18/20................................        10,138   10,031,850
Stryker Corp.
    2.625%, 03/15/21................................         6,121    6,009,161
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19................................         5,865    5,860,733
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21................................         4,000    3,946,311
    2.058%, 07/14/21................................        10,000    9,602,861
    2.784%, 07/12/22................................         1,150    1,111,608
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23................................         9,515    9,188,231
SunTrust Banks, Inc.
    2.500%, 05/01/19................................         3,555    3,546,641
    2.900%, 03/03/21................................        14,765   14,547,817
Svensk Exportkredit AB
    1.750%, 08/28/20................................        11,000   10,743,973
#   2.375%, 03/09/22................................        10,000    9,738,036
Svenska Handelsbanken AB
    2.400%, 10/01/20................................         3,720    3,650,957
    2.450%, 03/30/21................................         1,930    1,881,849
    0.250%, 02/28/22................................ EUR    13,000   14,729,770
    2.625%, 08/23/22................................ EUR     3,000    3,691,021
Swedbank AB
    0.300%, 09/06/22................................ EUR    12,020   13,571,109
Sweden Government Bond
    3.500%, 06/01/22................................ SEK 1,085,000  134,056,424
Sysco Corp.
    2.600%, 10/01/20................................        16,190   15,958,184
TD Ameritrade Holding Corp.
    5.600%, 12/01/19................................            74       75,932
Telefonica Emisiones SAU
    5.134%, 04/27/20................................        10,180   10,421,885
Temasek Financial I, Ltd.
    0.500%, 03/01/22................................ EUR     2,700    3,097,646

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 Toronto-Dominion Bank (The)
     2.125%, 07/02/19..................................     31,297  $31,138,712
     2.500%, 12/14/20..................................     20,000   19,692,030
     2.125%, 04/07/21..................................     18,138   17,627,778
     1.800%, 07/13/21..................................     18,605   17,869,747
     1.994%, 03/23/22.................................. CAD 15,000   11,001,975
 Total Capital International SA
     2.100%, 06/19/19..................................      2,983    2,969,003
 #   2.750%, 06/19/21..................................      6,000    5,924,759
     2.875%, 02/17/22..................................      7,000    6,873,817
     0.250%, 07/12/23.................................. EUR    500      564,438
 Total Capital SA
 #   4.125%, 01/28/21..................................     10,000   10,175,694
 Toyota Credit Canada, Inc.
     2.050%, 05/20/20.................................. CAD  3,092    2,318,066
     2.020%, 02/28/22.................................. CAD 10,000    7,310,950
     2.350%, 07/18/22.................................. CAD 10,000    7,351,134
 Toyota Motor Credit Corp.
     2.100%, 01/17/19..................................      6,900    6,894,544
     2.125%, 07/18/19..................................     11,845   11,787,827
     4.500%, 06/17/20..................................      9,300    9,500,535
     1.900%, 04/08/21..................................     40,243   38,899,680
     2.750%, 05/17/21..................................      8,500    8,387,113
     2.600%, 01/11/22..................................      5,988    5,845,144
     3.300%, 01/12/22..................................      1,484    1,481,265
     0.750%, 07/21/22.................................. EUR  2,080    2,396,199
 TransCanada PipeLines, Ltd.
 #   2.500%, 08/01/22..................................        300      286,706
 Tyson Foods, Inc.
     2.650%, 08/15/19..................................     10,967   10,936,138
 UBS AG
     2.375%, 08/14/19..................................        663      659,330
     2.350%, 03/26/20..................................      6,079    5,999,807
 UBS Group Funding Switzerland AG
     1.750%, 11/16/22.................................. EUR  9,052   10,648,630
 Unedic Asseo
     0.875%, 10/25/22.................................. EUR 27,300   32,011,456
 Union Pacific Corp.
     2.750%, 04/15/23..................................      4,189    4,029,739
 UnitedHealth Group, Inc.
     4.700%, 02/15/21..................................      2,040    2,097,278
     2.375%, 10/15/22..................................      9,000    8,614,138
 Unum Group
     3.000%, 05/15/21..................................      1,000      982,415
 US Bank NA
 #   2.125%, 10/28/19..................................      3,432    3,411,813
 USAA Capital Corp.
 W   2.000%, 06/01/21..................................      5,000    4,819,550
 Verizon Communications, Inc.
     3.500%, 11/01/21..................................        750      750,211
     2.946%, 03/15/22..................................        800      782,815
 #   3.125%, 03/16/22..................................     13,808   13,611,822
 Viacom, Inc.
     2.750%, 12/15/19..................................      3,297    3,268,511

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 Vodafone Group P.L.C.
 #   4.375%, 03/16/21..................................      4,525  $ 4,617,314
 #   2.500%, 09/26/22..................................      4,411    4,195,073
 Volkswagen Group of America Finance LLC
 W   2.125%, 05/23/19..................................      1,310    1,301,931
 W   2.400%, 05/22/20..................................      5,911    5,802,412
 Volkswagen International Finance NV
     0.875%, 01/16/23.................................. EUR  4,200    4,711,263
 Walgreen Co.
     3.100%, 09/15/22..................................      4,127    4,016,770
 Walgreens Boots Alliance, Inc.
     3.300%, 11/18/21..................................      4,000    3,953,167
 Walt Disney Co. (The)
     2.150%, 09/17/20                                        6,482    6,377,510
 Warner Media LLC
     4.700%, 01/15/21..................................      7,900    8,085,659
 #   4.000%, 01/15/22..................................      3,500    3,525,392
 WEC Energy Group, Inc.
     2.450%, 06/15/20..................................     14,176   13,976,463
 Wells Fargo & Co.
     2.600%, 07/22/20..................................      8,000    7,895,091
     2.550%, 12/07/20..................................     15,000   14,696,445
     1.500%, 09/12/22.................................. EUR  2,700    3,164,974
     2.250%, 05/02/23.................................. EUR  5,700    6,869,343
 Western Australian Treasury Corp.
     2.750%, 10/20/22.................................. AUD 27,000   19,330,048
 Westpac Banking Corp.
     4.875%, 11/19/19..................................      3,645    3,710,092
     2.600%, 11/23/20..................................     29,052   28,630,186
     2.100%, 05/13/21..................................      7,632    7,363,736
     2.800%, 01/11/22..................................     15,512   15,111,248
     2.500%, 06/28/22..................................      9,789    9,401,908
 Whirlpool Corp.
     3.700%, 03/01/23..................................      1,525    1,505,276
 Williams Partners LP
     3.350%, 08/15/22..................................      4,600    4,477,988
 Wm Wrigley Jr Co.
 W   2.900%, 10/21/19..................................      1,484    1,480,376
 Xcel Energy, Inc.
 #   2.400%, 03/15/21..................................      4,070    3,970,884
 Xerox Corp.
     4.070%, 03/17/22..................................     10,246    9,774,684
 Xilinx, Inc.
     2.125%, 03/15/19..................................      1,745    1,739,401
 ZF North America Capital, Inc.
 W   4.500%, 04/29/22..................................        600      600,977
 Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20..................................      4,632    4,580,341
 Zoetis, Inc.
     3.450%, 11/13/20..................................     12,400   12,414,219

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
                                                         -------
   3.250%, 02/01/23.....................................  3,015  $    2,952,211
                                                                 --------------
TOTAL BONDS.............................................          5,533,432,672
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (0.0%)
U.S. Treasury Notes
   1.250%, 10/31/21.....................................  1,000         951,875
                                                                 --------------
TOTAL INVESTMENT SECURITIES.............................          5,534,384,547
                                                                 --------------

                                                        SHARES       VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
@(S) DFA Short Term Investment Fund................... 6,280,188 $   72,661,780
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,772,506,940)......................................... $5,607,046,327
                                                                 ==============

As of October 31, 2018, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ---------------- ---------------------------- ---------- --------------
USD     126,168,662  EUR  108,101,265 State Street Bank and Trust   11/09/18   $ 3,661,785
USD     132,173,057  EUR  113,259,026 State Street Bank and Trust   11/23/18     3,682,459
USD     136,539,409  EUR  116,114,270 State Street Bank and Trust   11/29/18     4,748,574
USD      84,179,448  SEK  744,225,954 Bank of America Corp.         12/21/18     2,464,406
USD      27,339,539  EUR   23,558,089 State Street Bank and Trust   01/08/19       487,133
USD      73,888,698  SEK  667,820,906 Bank of America Corp.         01/09/19       406,981
USD     107,211,307  EUR   92,257,239 Bank of America Corp.         01/16/19     1,980,611
USD     105,984,908  EUR   91,721,801 UBS AG                        01/17/19     1,355,942
USD      99,785,946  EUR   86,020,217 UBS AG                        01/18/19     1,652,452
USD       2,581,135  GBP    1,974,898 Citibank, N.A.                01/22/19        45,879
USD      71,352,088  SEK  638,493,960 State Street Bank and Trust   01/23/19     1,015,849
USD     113,557,955  CAD  148,548,398 State Street Bank and Trust   01/23/19       523,597
USD      68,912,390  SEK  622,660,174 Bank of America Corp.         01/28/19       291,991
                                                                               -----------
TOTAL APPRECIATION                                                             $22,317,659

EUR      10,063,493  USD   11,672,513 Citibank, N.A.                11/09/18   $  (267,955)
EUR      10,004,452  USD   11,540,341 Citibank, N.A.                11/23/18      (190,447)
EUR       7,587,736  USD    8,845,882 Citibank, N.A.                11/23/18      (237,714)
EUR       6,759,338  USD    7,906,409 Citibank, N.A.                11/29/18      (234,494)
EUR       6,610,985  USD    7,731,444 Citibank, N.A.                11/29/18      (227,912)
USD      47,083,624  AUD   66,562,426 State Street Bank and Trust   01/23/19       (99,337)
                                                                               -----------
TOTAL (DEPRECIATION)                                                           $(1,257,859)
                                                                               -----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                               $21,059,800
                                                                               ===========

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds............................   --    $5,533,432,672   --    $5,533,432,672
U.S. Treasury Obligations........   --           951,875   --           951,875
Securities Lending Collateral....   --        72,661,780   --        72,661,780
Forward Currency Contracts**.....   --        21,059,800   --        21,059,800
                                    --    --------------   --    --------------
TOTAL............................   --    $5,628,106,127   --    $5,628,106,127
                                    ==    ==============   ==    ==============

**Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
AGENCY OBLIGATIONS -- (3.2%)
Federal Farm Credit Bank
    2.630%, 08/03/26........................................  3,173 $ 3,007,858
    5.770%, 01/05/27........................................  1,058   1,233,367
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29........................................  5,814   7,544,130
    6.750%, 03/15/31........................................  1,000   1,323,849
    6.250%, 07/15/32........................................  7,000   9,071,594
Federal National Mortgage Association
    6.250%, 05/15/29........................................ 12,628  15,747,381
    7.125%, 01/15/30........................................  3,526   4,719,223
    6.625%, 11/15/30........................................  6,000   7,827,882
Tennessee Valley Authority
    7.125%, 05/01/30........................................  7,608  10,171,295
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         60,646,579
                                                                    -----------
BONDS -- (91.8%)
21st Century Fox America, Inc.
    3.700%, 09/15/24........................................  2,468   2,438,379
3M Co.
#   2.875%, 10/15/27........................................ 27,127  25,477,634
Abbott Laboratories
    2.950%, 03/15/25........................................  6,870   6,531,481
AbbVie, Inc.
#   3.600%, 05/14/25........................................  9,500   9,064,621
Activision Blizzard, Inc.
    3.400%, 06/15/27........................................    600     556,871
Aetna, Inc.
    3.500%, 11/15/24........................................  4,942   4,802,701
Affiliated Managers Group, Inc.
    3.500%, 08/01/25........................................  1,410   1,336,330
Aflac, Inc.
    3.250%, 03/17/25........................................  6,064   5,832,923
Ahold Finance USA LLC
    6.875%, 05/01/29........................................    388     446,801
Airbus SE
#W  3.150%, 04/10/27........................................  1,000     946,406
Albemarle Corp.
    4.150%, 12/01/24........................................  3,335   3,334,674
Alimentation Couche-Tard, Inc.
W   3.550%, 07/26/27........................................  1,185   1,095,594
Allergan Funding SCS
    3.800%, 03/15/25........................................  9,592   9,243,232
Alphabet, Inc.
    1.998%, 08/15/26........................................  2,000   1,776,983

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
Ameren Corp.
    3.650%, 02/15/26........................................  1,890 $ 1,823,360
American Express Credit Corp.
#   3.300%, 05/03/27........................................  8,500   8,101,831
American Honda Finance Corp.
    2.300%, 09/09/26........................................  1,500   1,332,521
American International Group, Inc.
    3.750%, 07/10/25........................................  2,000   1,909,710
    3.900%, 04/01/26........................................  5,000   4,763,742
Ameriprise Financial, Inc.
    3.700%, 10/15/24........................................  7,090   7,017,648
    2.875%, 09/15/26........................................  1,000     913,185
AmerisourceBergen Corp.
    3.400%, 05/15/24........................................    673     651,380
#   3.450%, 12/15/27........................................  8,000   7,405,025
Amgen, Inc.
    3.125%, 05/01/25........................................  2,763   2,614,674
    2.600%, 08/19/26........................................  5,776   5,169,171
Analog Devices, Inc.
    3.900%, 12/15/25........................................  4,502   4,404,945
Anheuser-Busch InBev Finance, Inc.
    3.650%, 02/01/26........................................  8,000   7,592,637
Anheuser-Busch InBev Worldwide, Inc.
    4.000%, 04/13/28........................................  7,000   6,713,908
Anthem, Inc.
    3.500%, 08/15/24........................................  3,491   3,384,486
    3.650%, 12/01/27........................................    555     518,873
    4.101%, 03/01/28........................................  5,000   4,834,802
ANZ New Zealand International Ltd.
W   3.450%, 07/17/27........................................ 15,000  14,163,782
Aon P.L.C.
    3.500%, 06/14/24........................................  3,750   3,645,330
AP Moller--Maersk A.S.
W   3.750%, 09/22/24........................................  1,000     957,899
#W  3.875%, 09/28/25........................................  1,914   1,809,824
Apple, Inc.
    3.350%, 02/09/27........................................ 13,200  12,716,584
    3.200%, 05/11/27........................................ 13,405  12,746,032
    3.000%, 06/20/27........................................  6,800   6,364,266
    2.900%, 09/12/27........................................    551     510,460
    3.000%, 11/13/27........................................ 11,000  10,269,869
Applied Materials, Inc.
    3.300%, 04/01/27........................................  1,111   1,048,384
Archer-Daniels-Midland Co.
    2.500%, 08/11/26........................................  5,613   5,063,242

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
Arrow Electronics, Inc.
     3.875%, 01/12/28.......................................  5,330 $ 4,865,515
Assurant, Inc.
     4.000%, 03/15/23.......................................  3,526   3,486,681
AstraZeneca P.L.C.
     3.375%, 11/16/25.......................................  8,300   7,885,879
AT&T, Inc.
     3.950%, 01/15/25.......................................  1,087   1,054,864
     3.400%, 05/15/25.......................................  8,182   7,682,355
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25.......................................  5,000   4,917,133
Autodesk, Inc.
     4.375%, 06/15/25.......................................  6,017   5,962,254
     3.500%, 06/15/27.......................................  5,375   4,939,721
AutoZone, Inc.
     3.250%, 04/15/25.......................................  3,133   2,943,279
Avnet, Inc.
     4.625%, 04/15/26.......................................  5,850   5,691,364
AXIS Specialty Finance P.L.C.
     4.000%, 12/06/27.......................................  4,780   4,478,449
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27....................................... 10,970  10,020,929
Banco Santander SA
     3.800%, 02/23/28.......................................  5,800   5,154,021
Bank of America Corp.
(r)  3.419%, 12/20/28.......................................  2,918   2,691,359
Bank of New York Mellon Corp. (The)
     3.000%, 02/24/25.......................................  1,410   1,337,800
Barclays P.L.C.
     3.650%, 03/16/25.......................................  6,080   5,655,099
     4.375%, 01/12/26.......................................  2,700   2,587,564
BAT International Finance P.L.C.
#    3.950%, 06/15/25.......................................  1,500   1,449,143
Baxter International, Inc.
     2.600%, 08/15/26.......................................  7,018   6,310,494
Bayer U.S. Finance II LLC
W    3.375%, 07/15/24.......................................    897     857,077
W    5.500%, 08/15/25.......................................  3,984   4,174,081
Bayer U.S. Finance LLC
W    3.375%, 10/08/24.......................................  8,831   8,383,810
Beam Suntory, Inc.
     3.250%, 06/15/23.......................................    961     927,975
Berkshire Hathaway, Inc.
     3.125%, 03/15/26....................................... 10,552  10,048,720
Biogen, Inc.
     4.050%, 09/15/25.......................................  8,000   7,932,229
BlackRock, Inc.
     3.200%, 03/15/27....................................... 17,645  16,805,616

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
BMW US Capital LLC
W   2.800%, 04/11/26.........................................  5,500 $5,044,666
W   3.300%, 04/06/27.........................................  4,000  3,747,860
BNP Paribas SA
#W  3.500%, 11/16/27.........................................  8,631  7,820,005
Boeing Co. (The)
    2.500%, 03/01/25.........................................  3,526  3,273,421
BP Capital Markets P.L.C.
    3.017%, 01/16/27.........................................  7,600  7,035,589
Brown & Brown, Inc.
    4.200%, 09/15/24.........................................  5,261  5,172,518
Buckeye Partners L.P.
    4.150%, 07/01/23.........................................  1,058  1,031,122
    3.950%, 12/01/26.........................................  2,275  2,077,955
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.........................................  6,075  5,526,134
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.........................................  2,357  2,262,984
    7.000%, 12/15/25.........................................    472    559,893
CA, Inc.
    4.700%, 03/15/27.........................................  7,900  7,654,863
Campbell Soup Co.
    3.300%, 03/19/25.........................................  4,229  3,853,448
#   4.150%, 03/15/28.........................................  5,571  5,126,923
Canadian Natural Resources, Ltd.
    7.200%, 01/15/32.........................................  2,950  3,523,525
Canadian Pacific Railway Co.
    2.900%, 02/01/25.........................................  1,666  1,568,167
    3.700%, 02/01/26.........................................  2,115  2,050,889
Capital One Financial Corp.
    3.750%, 04/24/24.........................................  1,939  1,888,041
#   3.750%, 03/09/27.........................................  2,000  1,856,273
Cardinal Health, Inc.
#   3.410%, 06/15/27......................................... 10,000  9,062,635
CBS Corp.
    3.500%, 01/15/25.........................................  1,058    999,000
    4.000%, 01/15/26.........................................  1,000    967,876
    2.900%, 01/15/27.........................................  6,600  5,788,904
Celgene Corp.
    3.625%, 05/15/24.........................................  1,763  1,712,335
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.........................................  3,000  2,955,384
Charles Schwab Corp. (The)
    3.000%, 03/10/25.........................................  4,689  4,452,042
Cigna Corp.
    3.250%, 04/15/25.........................................  5,750  5,416,010
Cincinnati Financial Corp.
    6.920%, 05/15/28.........................................    900  1,078,921
Cisco Systems, Inc.
    2.500%, 09/20/26.........................................  3,000  2,734,507
Citigroup, Inc.
    3.750%, 06/16/24.........................................  1,410  1,387,897

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
    3.300%, 04/27/25........................................  6,231 $ 5,938,079
Clorox Co. (The)
#   3.900%, 05/15/28........................................  1,000     988,376
CMS Energy Corp.
    3.600%, 11/15/25........................................  2,800   2,706,646
CNA Financial Corp.
    4.500%, 03/01/26........................................  6,830   6,833,590
Coca-Cola Co. (The)
    2.250%, 09/01/26........................................  3,500   3,137,980
#   2.900%, 05/25/27........................................  8,000   7,482,986
Comcast Corp.
    3.375%, 08/15/25........................................  1,234   1,187,162
    3.150%, 03/01/26........................................  4,000   3,741,142
    4.250%, 01/15/33........................................  2,000   1,937,826
    7.050%, 03/15/33........................................  4,337   5,340,766
Commonwealth Bank of Australia
W   2.850%, 05/18/26........................................ 18,373  16,858,146
ConocoPhillips
    5.900%, 10/15/32........................................  7,000   8,151,195
ConocoPhillips Co.
#   4.950%, 03/15/26........................................  5,000   5,308,240
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24........................................    705     686,759
Cox Communications, Inc.
#W  3.850%, 02/01/25........................................  5,741   5,545,165
Credit Agricole SA
#   3.875%, 04/15/24........................................  5,678   5,637,243
Credit Suisse AG
    3.625%, 09/09/24........................................  6,299   6,170,718
CRH America Finance, Inc.
W   3.950%, 04/04/28........................................  2,280   2,157,856
CVS Health Corp.
    3.375%, 08/12/24........................................  5,243   5,026,957
    3.875%, 07/20/25........................................  3,210   3,124,218
Daimler Finance North America LLC
W   3.250%, 08/01/24........................................  1,128   1,081,099
    8.500%, 01/18/31........................................  9,188  12,531,053
Danske Bank A.S.
#W  4.375%, 06/12/28........................................  6,000   5,701,120
Deere & Co.
#   5.375%, 10/16/29........................................    650     720,572
Deutsche Bank AG
    3.700%, 05/30/24........................................  5,781   5,394,179
    4.100%, 01/13/26........................................  3,000   2,812,071
Discovery Communications LLC
    3.250%, 04/01/23........................................    353     340,883
W   3.900%, 11/15/24........................................  5,961   5,773,449
    3.450%, 03/15/25........................................  4,263   4,003,890
#   4.900%, 03/11/26........................................  4,000   4,045,699

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Dollar Tree, Inc.
    4.200%, 05/15/28.........................................  6,000 $5,676,893
Dominion Energy Gas Holdings LLC
    3.600%, 12/15/24.........................................  1,763  1,724,214
Dominion Energy, Inc.
    3.625%, 12/01/24.........................................    705    690,900
    3.900%, 10/01/25.........................................  4,000  3,902,583
Dover Corp.
    3.150%, 11/15/25.........................................  2,100  1,976,515
Dow Chemical Co. (The)
#   3.500%, 10/01/24.........................................  4,106  3,982,933
DTE Energy Co.
    2.850%, 10/01/26.........................................    945    855,006
    6.375%, 04/15/33.........................................  3,407  3,967,983
DXC Technology Co.
    4.450%, 09/18/22.........................................  1,763  1,790,371
    4.750%, 04/15/27.........................................  8,000  7,948,503
E*TRADE Financial Corp.
    4.500%, 06/20/28.........................................  2,500  2,457,361
Eastman Chemical Co.
    3.800%, 03/15/25.........................................  3,023  2,930,975
Eaton Corp.
    4.000%, 11/02/32.........................................  5,500  5,321,846
eBay, Inc.
    3.600%, 06/05/27.........................................  2,000  1,851,075
Ecolab, Inc.
    2.700%, 11/01/26.........................................  2,000  1,829,743
Edison International
    4.125%, 03/15/28......................................... 10,000  9,758,060
Electricite de France SA
W   3.625%, 10/13/25.........................................  5,797  5,535,593
    3.625%, 10/13/25.........................................  2,000  1,909,813
Electronic Arts, Inc.
    4.800%, 03/01/26.........................................  2,200  2,258,732
Enbridge, Inc.
#   3.500%, 06/10/24.........................................    705    680,469
#   3.700%, 07/15/27.........................................  3,000  2,819,370
Enel Finance International NV
W   3.500%, 04/06/28.........................................  5,000  4,202,338
W   4.875%, 06/14/29.........................................  4,000  3,740,923
Energy Transfer Operating L.P.
    4.750%, 01/15/26.........................................  4,000  3,938,730
    4.200%, 04/15/27.........................................  2,000  1,887,127
Enterprise Products Operating LLC
    3.750%, 02/15/25.........................................  2,000  1,961,337
#   3.700%, 02/15/26.........................................  6,000  5,791,219
    6.875%, 03/01/33.........................................    525    631,026
EOG Resources, Inc.
    3.150%, 04/01/25.........................................  1,478  1,423,365
EQT Corp.
    3.900%, 10/01/27.........................................  5,930  5,396,310

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CONTINUED


                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ -----------
                                                               (000)
                                                               ------
ERAC USA Finance LLC
W   3.850%, 11/15/24..........................................  2,058 $ 2,030,085
Exelon Corp.
    3.950%, 06/15/25..........................................    795     782,538
    3.400%, 04/15/26..........................................  5,400   5,079,410
Express Scripts Holding Co.
    3.500%, 06/15/24..........................................  4,596   4,463,078
    3.400%, 03/01/27..........................................  3,500   3,215,402
Exxon Mobil Corp.
    3.043%, 03/01/26.......................................... 20,686  19,757,346
FedEx Corp.
    3.400%, 02/15/28..........................................  3,000   2,802,271
Fidelity National Information Services,
  Inc.
    5.000%, 10/15/25..........................................    278     289,277
Fifth Third Bancorp
    3.950%, 03/14/28..........................................  2,943   2,863,884
FMR LLC
W   4.950%, 02/01/33..........................................  1,000   1,050,139
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23..........................................  4,583   4,460,643
    3.664%, 09/08/24..........................................  3,950   3,593,066
GATX Corp.
    3.250%, 03/30/25..........................................  2,820   2,635,469
    3.250%, 09/15/26..........................................  2,200   2,000,082
General Dynamics Corp.
#   2.125%, 08/15/26..........................................  6,500   5,786,689
General Electric Co.
    6.750%, 03/15/32.......................................... 18,873  21,320,067
General Mills, Inc.
#   4.200%, 04/17/28..........................................  3,000   2,899,323
General Motors Financial Co., Inc.
    5.250%, 03/01/26..........................................  7,000   6,989,551
    4.350%, 01/17/27..........................................  3,000   2,793,461
Georgia Power Co.
    3.250%, 04/01/26..........................................  3,000   2,817,267
Georgia-Pacific LLC
#   7.750%, 11/15/29..........................................  4,960   6,466,013
Gilead Sciences, Inc.
    3.650%, 03/01/26..........................................  2,000   1,937,127
GlaxoSmithKline Capital, Inc.
    3.875%, 05/15/28..........................................  2,300   2,297,327
Goldman Sachs Group, Inc. (The)
    3.750%, 05/22/25..........................................  2,000   1,937,719
    3.750%, 02/25/26..........................................  1,100   1,055,433
Halliburton Co.
    3.800%, 11/15/25..........................................  4,124   4,012,071
Harley-Davidson, Inc.
#   3.500%, 07/28/25..........................................  5,980   5,712,328
Hasbro, Inc.
    3.500%, 09/15/27..........................................  2,820   2,587,961

                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ -----------
                                                               (000)
                                                               ------
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25..........................................  8,542 $ 8,673,738
Home Depot, Inc. (The)
    3.350%, 09/15/25..........................................  1,403   1,373,155
Honeywell International, Inc.
    2.500%, 11/01/26..........................................  1,000     916,622
HSBC Holdings P.L.C.
    4.300%, 03/08/26..........................................  4,000   3,945,771
HSBC USA, Inc.
    3.500%, 06/23/24..........................................  5,760   5,607,520
Humana, Inc.
    3.850%, 10/01/24..........................................  4,074   4,022,633
ING Groep NV
    3.950%, 03/29/27..........................................  6,550   6,208,363
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24..........................................  4,280   4,153,168
Inter-American Development Bank
    6.750%, 07/15/27..........................................  1,058   1,289,083
Intercontinental Exchange, Inc.
    3.750%, 12/01/25..........................................  5,750   5,683,415
International Business Machines Corp.
#   3.300%, 01/27/27..........................................  3,191   3,038,607
    5.875%, 11/29/32..........................................     66      76,376
International Paper Co.
    3.650%, 06/15/24..........................................  1,058   1,047,169
    3.800%, 01/15/26..........................................    578     558,390
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24..........................................  2,151   2,137,350
ITC Holdings Corp.
    3.650%, 06/15/24..........................................  4,288   4,192,953
Janus Capital Group, Inc.
    4.875%, 08/01/25..........................................  2,000   2,010,007
Jefferies Group LLC / Jefferies Group Capital
  Finance, Inc.
    4.850%, 01/15/27..........................................  3,000   2,882,194
JM Smucker Co. (The)
    3.500%, 03/15/25..........................................  5,000   4,761,880
Johnson & Johnson
    2.450%, 03/01/26.......................................... 14,500  13,384,100
    2.900%, 01/15/28..........................................  8,000   7,476,067
#   6.950%, 09/01/29..........................................  1,000   1,273,586
    4.950%, 05/15/33..........................................  2,500   2,766,897
JPMorgan Chase & Co.
    3.900%, 07/15/25..........................................  4,820   4,753,501
Juniper Networks, Inc.
#   4.500%, 03/15/24..........................................  2,327   2,356,125
Kellogg Co.
    3.250%, 04/01/26..........................................  6,741   6,228,605

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CONTINUED


                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
    4.300%, 05/15/28.......................................... 3,000  $2,921,813
    7.450%, 04/01/31.......................................... 1,100   1,365,376
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.......................................... 1,660   1,541,334
KeyBank NA
#   3.300%, 06/01/25.......................................... 2,000   1,921,181
Kohl's Corp.
#   4.750%, 12/15/23..........................................   781     795,315
Koninklijke KPN NV
    8.375%, 10/01/30.......................................... 4,000   5,137,495
Kraft Heinz Foods Co.
    3.950%, 07/15/25.......................................... 8,000   7,733,369
Kroger Co. (The)
    7.500%, 04/01/31.......................................... 7,725   9,247,352
L3 Technologies, Inc.
    3.950%, 05/28/24.......................................... 1,361   1,340,463
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.......................................... 3,100   2,925,130
Legg Mason, Inc.
    3.950%, 07/15/24.......................................... 2,609   2,557,898
    4.750%, 03/15/26.......................................... 3,205   3,227,211
Lincoln National Corp.
    3.350%, 03/09/25.......................................... 8,425   8,033,049
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.......................................... 5,000   4,627,024
    4.375%, 03/22/28.......................................... 4,000   3,822,931
Loews Corp.
    3.750%, 04/01/26.......................................... 5,500   5,404,700
Lowe's Cos., Inc.
    3.375%, 09/15/25.......................................... 3,551   3,435,406
LYB International Finance II BV
    3.500%, 03/02/27.......................................... 2,000   1,825,881
Macquarie Bank, Ltd.
W   3.900%, 01/15/26.......................................... 5,000   4,862,418
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.......................................... 2,527   2,388,017
Marathon Petroleum Corp.
W   5.125%, 12/15/26..........................................   350     359,273
Marriott International, Inc.
#   4.000%, 04/15/28.......................................... 2,000   1,926,785
Marsh & McLennan Cos., Inc.
#   3.500%, 03/10/25.......................................... 1,500   1,446,712
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.......................................... 2,950   2,744,410
McDonald's Corp.
    3.700%, 01/30/26.......................................... 9,000   8,781,777
McKesson Corp.
    3.796%, 03/15/24..........................................   201     197,593
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.......................................... 4,200   4,206,723

                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
Medtronic, Inc.
    3.500%, 03/15/25..........................................  1,000   $979,080
Merck Sharp & Dohme Corp.
    6.400%, 03/01/28..........................................  6,591  7,789,144
Microsoft Corp.
    2.400%, 08/08/26.......................................... 10,000  9,121,703
    3.300%, 02/06/27.......................................... 29,100 28,219,922
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26..........................................  7,000  6,841,154
#   3.677%,02/22/27...........................................  2,000  1,929,044
Mizuho Financial Group, Inc.
    2.839%, 09/13/26.......................................... 10,000  9,058,848
Molson Coors Brewing Co.
    3.000%, 07/15/26..........................................  2,000  1,780,802
Morgan Stanley
    3.875%, 01/27/26..........................................  3,000  2,906,622
    3.625%, 01/20/27.......................................... 11,400 10,773,057
Mosaic Co. (The)
    4.250%, 11/15/23..........................................  1,939  1,948,895
#   4.050%, 11/15/27..........................................  4,000  3,796,598
Motorola Solutions, Inc.
    3.500%, 03/01/23..........................................  1,763  1,709,920
MPLX L.P.
    4.125%, 03/01/27..........................................  7,000  6,679,008
MUFG Bank, Ltd.
    3.250%, 09/08/24..........................................  1,763  1,700,522
Mylan NV
    3.950%, 06/15/26..........................................  7,000  6,423,823
Mylan, Inc.
    4.200%, 11/29/23..........................................  2,468  2,406,598
Nasdaq, Inc.
    4.250%, 06/01/24..........................................  1,551  1,558,119
National Australia Bank, Ltd.
#W  3.500%, 01/10/27.......................................... 14,790 14,127,132
Nationwide Building Society
W   3.900%, 07/21/25..........................................  7,000  6,837,272
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27..........................................  2,000  1,901,865
NIKE, Inc.
#   2.375%, 11/01/26.......................................... 13,135 11,800,251
Noble Energy, Inc.
    3.900%, 11/15/24..........................................  1,426  1,386,083
#   3.850%, 01/15/28..........................................  2,000  1,834,023
Nordstrom, Inc.
    4.000%, 03/15/27..........................................  4,412  4,223,464
#   6.950%, 03/15/28..........................................    282    313,773
Norfolk Southern Corp.
    5.640%, 05/17/29..........................................  2,048  2,260,216
Novartis Capital Corp.
#   3.100%, 05/17/27.......................................... 24,278 23,014,473
Nucor Corp.
#   3.950%, 05/01/28..........................................  6,000  5,901,470

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CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Nutrien, Ltd.
    3.000%, 04/01/25.........................................  1,500 $1,378,971
Nuveen Finance LLC
#W  4.125%, 11/01/24.........................................  5,360  5,363,575
Occidental Petroleum Corp.
    3.400%, 04/15/26.........................................  5,280  5,120,541
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.........................................    705    679,030
ONEOK, Inc.
    4.000%, 07/13/27.........................................  3,915  3,753,655
Oracle Corp.
    2.650%, 07/15/26.........................................  3,000  2,743,999
    3.250%, 11/15/27......................................... 22,400 21,187,889
    3.250%, 05/15/30.........................................  7,966  7,399,573
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.........................................  3,900  3,646,083
Pacific Gas & Electric Co.
    3.500%, 06/15/25.........................................  2,362  2,199,962
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.400%, 11/15/26.........................................  4,000  3,671,956
PepsiCo, Inc.
    3.500%, 07/17/25.........................................  4,721  4,658,830
Pernod Ricard SA
#W  3.250%, 06/08/26.........................................  3,000  2,838,313
Perrigo Finance Unlimited Co.
    3.900%, 12/15/24.........................................  6,115  5,864,023
    4.375%, 03/15/26.........................................  3,000  2,898,510
Pfizer, Inc.
    2.750%, 06/03/26.........................................  8,770  8,169,996
#   3.000%, 12/15/26......................................... 11,817 11,191,268
Philip Morris International, Inc.
    3.250%, 11/10/24.........................................  2,179  2,114,006
Phillips 66 Partners L.P.
    3.550%, 10/01/26.........................................  4,550  4,250,450
PNC Bank NA
    2.950%, 02/23/25.........................................  4,407  4,166,098
PPG Industries, Inc.
    3.750%, 03/15/28.........................................  2,000  1,895,934
Principal Financial Group, Inc.
    3.400%, 05/15/25.........................................  1,177  1,135,260
    3.100%, 11/15/26.........................................    300    275,078
Procter & Gamble Co. (The)
#   2.850%, 08/11/27......................................... 15,000 14,014,525
Province of British Columbia
  Canada
    6.500%, 01/15/26.........................................  4,363  5,138,170
Province of Quebec Canada
    7.500%, 09/15/29.........................................  2,000  2,691,037
Prudential Financial, Inc.
#   3.878%, 03/27/28.........................................  4,000  3,931,357
PSEG Power LLC
    4.300%, 11/15/23.........................................  2,122  2,137,573

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
QUALCOMM, Inc.
    3.450%, 05/20/25........................................  7,026 $ 6,743,301
Quest Diagnostics, Inc.
    3.500%, 03/30/25........................................    582     555,391
Reinsurance Group of America,
  Inc.
    4.700%, 09/15/23........................................  2,115   2,172,857
    3.950%, 09/15/26........................................  7,358   7,071,113
Rio Tinto Finance USA, Ltd.
    7.125%, 07/15/28........................................  2,120   2,607,437
Roche Holdings, Inc.
W   2.625%, 05/15/26........................................ 13,132  12,118,518
#W  2.375%, 01/28/27........................................  7,900   7,090,294
Rolls-Royce P.L.C.
W   3.625%, 10/14/25........................................  4,000   3,863,433
Royal Bank of Scotland Group
  P.L.C.
    4.800%, 04/05/26........................................  1,000     985,857
Royal Caribbean Cruises, Ltd.
#   7.500%, 10/15/27........................................  5,401   6,322,753
    3.700%, 03/15/28........................................  2,474   2,270,333
salesforce.com, Inc.
    3.700%, 04/11/28........................................  2,000   1,952,991
Santander Holdings USA, Inc.
#   4.500%, 07/17/25........................................  9,000   8,801,914
    4.400%, 07/13/27........................................  2,000   1,866,961
Sempra Energy
    3.550%, 06/15/24........................................  3,596   3,507,226
    3.750%, 11/15/25........................................  1,000     970,742
Shell International Finance BV
#   2.875%, 05/10/26........................................ 12,051  11,264,018
    2.500%, 09/12/26........................................ 15,600  14,163,520
Sherwin-Williams Co. (The)
    3.450%, 08/01/25........................................  5,503   5,235,171
    3.950%, 01/15/26........................................  2,200   2,159,225
Siemens
  Financieringsmaatschappij NV
W   6.125%, 08/17/26........................................  2,080   2,374,650
Solvay Finance America LLC
#W  4.450%, 12/03/25........................................  3,000   3,000,563
Southern California Edison Co.
    6.650%, 04/01/29........................................    525     613,953
Southern Power Co.
    4.150%, 12/01/25........................................  2,000   1,956,857
Southwest Airlines Co.
    3.000%, 11/15/26........................................  2,000   1,830,366
Spectra Energy Partners L.P.
    4.750%, 03/15/24........................................  2,563   2,601,911
Standard Chartered P.L.C.
W   4.050%, 04/12/26........................................  1,962   1,871,008
Statoil ASA
#W  6.500%, 12/01/28........................................  5,000   5,980,812

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CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
Stryker Corp.
#   3.375%, 05/15/24........................................    282 $   275,811
    3.375%, 11/01/25........................................  6,000   5,699,648
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26........................................  4,000   3,895,256
#   3.544%, 01/17/28........................................  6,000   5,689,937
Suncor Energy, Inc.
    3.600%, 12/01/24........................................  4,007   3,935,181
Sysco Corp.
    3.750%, 10/01/25........................................    700     683,255
    3.300%, 07/15/26........................................ 12,345  11,554,023
Tapestry, Inc.
    4.250%, 04/01/25........................................  8,534   8,372,510
Target Corp.
#   2.500%, 04/15/26........................................  9,730   8,898,419
TD Ameritrade Holding Corp.
    3.625%, 04/01/25........................................  3,526   3,430,228
TechnipFMC P.L.C.
    3.450%, 10/01/22........................................  1,741   1,691,201
Telefonica Europe BV
    8.250%, 09/15/30........................................  9,275  11,710,297
Thomson Reuters Corp.
    3.850%, 09/29/24........................................    112     108,371
TJX Cos., Inc. (The)
    2.250%, 09/15/26........................................  1,975   1,762,497
Total System Services, Inc.
    4.800%, 04/01/26........................................  5,970   6,080,973
    4.450%, 06/01/28........................................  1,071   1,054,488
Toyota Motor Credit Corp.
    3.200%, 01/11/27........................................ 20,213  19,165,519
    3.050%, 01/11/28........................................ 14,430  13,409,734
TransCanada PipeLines, Ltd.
#   4.875%, 01/15/26........................................    450     463,760
Travelers Property Casualty Corp.
    6.375%, 03/15/33........................................    375     458,317
UBS Group Funding Switzerland AG
W   4.125%, 09/24/25........................................  9,500   9,347,160
Union Pacific Corp.
    3.250%, 01/15/25........................................  8,761   8,436,861
    3.950%, 09/10/28........................................  4,930   4,850,728
United Technologies Corp.
    7.500%, 09/15/29........................................  5,114   6,415,514
UnitedHealth Group, Inc.
    3.750%, 07/15/25........................................  2,133   2,112,614
Unum Group
    4.000%, 03/15/24........................................    705     694,793
    3.875%, 11/05/25........................................  9,000   8,586,286
Valero Energy Corp.
    7.500%, 04/15/32........................................  1,500   1,838,064
Verizon Communications, Inc.
    3.376%, 02/15/25........................................  4,916   4,746,699

                                                         FACE
                                                        AMOUNT       VALUE+
                                                       --------- --------------
                                                        (000)
                                                       ---------
#   4.125%, 03/16/27..................................     3,700 $    3,660,583
Viacom, Inc.
    4.250%, 09/01/23..................................       353        352,485
#   3.875%, 04/01/24..................................     3,711      3,612,256
Visa, Inc.
    3.150%, 12/14/25..................................     2,250      2,163,436
Vodafone Group P.L.C.
    7.875%, 02/15/30..................................     8,125      9,961,795
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26..................................     9,000      8,324,673
Walt Disney Co. (The)
    3.150%, 09/17/25..................................     3,526      3,399,494
Warner Media LLC
    3.550%, 06/01/24..................................     2,468      2,387,549
    3.600%, 07/15/25..................................     3,500      3,312,520
    3.800%, 02/15/27..................................     2,000      1,872,500
WEC Energy Group, Inc.
    3.550%, 06/15/25..................................     6,200      6,077,113
Wells Fargo & Co.
    3.000%, 02/19/25..................................     3,526      3,299,366
    3.000%, 04/22/26..................................     5,700      5,253,702
Westpac Banking Corp.
    2.850%, 05/13/26..................................     1,500      1,378,377
    2.700%, 08/19/26..................................    10,595      9,595,965
    3.350%, 03/08/27..................................     7,000      6,607,750
WestRock MWV LLC
    8.200%, 01/15/30..................................     4,885      6,236,643
    7.950%, 02/15/31..................................     3,112      3,946,470
Whirlpool Corp.
    3.700%, 05/01/25..................................     2,468      2,356,595
Williams Cos., Inc. (The)
    4.000%, 09/15/25..................................     3,000      2,899,899
    3.750%, 06/15/27..................................     2,771      2,580,361
Wisconsin Electric Power Co.
    3.100%, 06/01/25..................................     1,763      1,674,794
Xerox Corp.
#   3.800%, 05/15/24..................................     2,276      2,013,919
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25..................................     3,000      2,830,134
Zoetis, Inc.
    3.000%, 09/12/27..................................     1,500      1,367,218
                                                                 --------------
TOTAL BONDS...........................................            1,703,866,173
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,764,512,752
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S) DFA Short Term Investment Fund................... 7,959,507     92,091,500
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,955,209,637)...............................           $1,856,604,252
                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $   60,646,579   --    $   60,646,579
Bonds............................   --     1,703,866,173   --     1,703,866,173
Securities Lending Collateral....   --        92,091,500   --        92,091,500
                                    --    --------------   --    --------------
TOTAL............................   --    $1,856,604,252   --    $1,856,604,252
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (97.3%)
AUSTRALIA -- (3.2%)
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21...................................        886  $   857,799
    2.625%, 05/19/22...................................      1,000      964,477
    0.625%, 02/21/23................................... EUR  2,000    2,267,793
BHP Billiton Finance USA, Ltd.
#   2.875%, 02/24/22...................................      1,704    1,677,449
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22................................... EUR  2,554    2,928,628
Commonwealth Bank of Australia
W   2.750%, 03/10/22...................................        991      961,229
FMG Resources August 2006 Pty, Ltd.
    4.750%, 05/15/22...................................      1,300    1,248,000
Macquarie Group, Ltd.
#W  6.000%, 01/14/20...................................      1,150    1,185,136
National Australia Bank, Ltd.
    2.800%, 01/10/22...................................      1,000      974,073
    2.500%, 05/22/22...................................      5,500    5,262,565
Westpac Banking Corp.
    2.500%, 06/28/22...................................      2,500    2,401,141
                                                                    -----------
TOTAL AUSTRALIA........................................              20,728,290
                                                                    -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22................................... EUR  3,272    3,763,260
    0.800%, 04/20/23................................... EUR  1,000    1,144,966
                                                                    -----------
TOTAL BELGIUM..........................................               4,908,226
                                                                    -----------
CANADA -- (6.2%)
Alimentation Couche-Tard, Inc.
#W  2.700%, 07/26/22...................................      2,000    1,916,626
Bank of Montreal
    1.900%, 08/27/21...................................      1,000      958,600
Bank of Nova Scotia (The)
    4.375%, 01/13/21...................................      1,300    1,327,989
    2.700%, 03/07/22...................................      2,000    1,946,615
    0.375%, 04/06/22................................... EUR  1,000    1,135,339
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22...................................      2,000    1,923,805
    2.300%, 07/11/22................................... CAD  3,000    2,210,262
Canadian National Railway Co.
    2.850%, 12/15/21...................................        565      554,486

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21...................................      2,800  $ 2,773,565
    2.950%, 01/15/23...................................      1,000      962,691
Cenovus Energy, Inc.
    5.700%, 10/15/19...................................        183      186,874
    3.000%, 08/15/22...................................      1,122    1,072,149
Daimler Canada Finance, Inc.
    2.230%, 12/16/21................................... CAD  2,000    1,467,143
Enbridge, Inc.
    2.900%, 07/15/22...................................      2,167    2,091,907
    3.190%, 12/05/22................................... CAD  1,000      749,554
Ford Credit Canada Co.
    2.766%, 06/22/22................................... CAD  2,500    1,790,250
Goldcorp, Inc.
    3.625%, 06/09/21...................................      1,700    1,689,909
Honda Canada Finance, Inc.
    2.268%, 07/15/22................................... CAD  5,500    4,024,490
HSBC Bank Canada
    2.449%, 01/29/21................................... CAD  2,000    1,499,837
Husky Energy, Inc.
    7.250%, 12/15/19...................................        925      962,885
Kinross Gold Corp.
#   5.125%,09/01/21....................................      1,250    1,276,875
Province of Ontario Canada
#   2.250%,05/18/22....................................      1,000      964,412
Province of Quebec Canada
    3.500%, 07/29/20...................................        500      503,594
Rogers Communications, Inc.
    4.000%, 06/06/22................................... CAD  2,500    1,933,343
Toronto-Dominion Bank (The)
    2.125%, 04/07/21...................................      1,000      971,870
    3.250%, 06/11/21...................................      1,000      996,661
    1.800%, 07/13/21...................................      1,000      960,481
TransCanada PipeLines, Ltd.
#   2.500%,08/01/22....................................        600      573,412
Videotron, Ltd.
    5.000%, 07/15/22...................................      1,420    1,418,225
                                                                    -----------
TOTAL CANADA...........................................              40,843,849
                                                                    -----------
DENMARK -- (0.5%)
AP Moller--Maersk A.S.
W   2.875%,09/28/20....................................      1,000      984,375
Danske Bank A.S.
W   2.750%,09/17/20....................................      1,500    1,472,709
W   2.800%,03/10/21....................................        700      681,205
                                                                    -----------
TOTAL DENMARK..........................................               3,138,289
                                                                    -----------

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      ------- -----------
                                                       (000)
FINLAND -- (0.8%)
Nokia Oyj
    3.375%, 06/12/22.............................       2,228 $ 2,135,315
Nordea Bank AB
    1.000%, 02/22/23............................. EUR   1,000   1,158,810
    0.875%, 06/26/23............................. EUR   2,000   2,243,651
                                                              -----------
TOTAL FINLAND....................................               5,537,776
                                                              -----------
FRANCE -- (3.2%)
Air Liquide Finance SA
    0.500%, 06/13/22............................. EUR   1,700   1,947,766
BNP Paribas SA
    5.000%, 01/15/21.............................         531     547,902
    0.500%, 06/01/22............................. EUR   2,800   3,190,504
BPCE SA
#   2.650%, 02/03/21.............................         700     686,010
    2.750%, 12/02/21.............................       1,000     972,093
    1.125%, 12/14/22............................. EUR   1,200   1,396,126
Credit Agricole SA
    0.750%, 12/01/22............................. EUR   2,300   2,634,054
Danone SA
W   2.077%, 11/02/21.............................       2,770   2,647,168
Electricite de France SA
    2.750%, 03/10/23............................. EUR     500     621,499
Orange SA
    5.375%, 07/08/19.............................         200     203,095
    4.125%, 09/14/21.............................         900     916,958
Pernod Ricard SA
W   5.750%, 04/07/21.............................       2,000   2,094,388
Societe Generale SA
W   2.625%, 09/16/20.............................         500     492,922
W   2.500%, 04/08/21.............................       1,000     971,831
    4.250%, 07/13/22............................. EUR   1,500   1,939,229
                                                              -----------
TOTAL FRANCE.....................................              21,261,545
                                                              -----------
GERMANY -- (1.0%)
Deutsche Bank AG
    2.950%, 08/20/20.............................       1,000     979,995
    3.125%, 01/13/21.............................         500     488,536
    1.500%, 01/20/22............................. EUR   1,700   1,924,988
Volkswagen Leasing GmbH
    2.125%, 04/04/22............................. EUR     900   1,059,580
    2.375%, 09/06/22............................. EUR   1,800   2,138,935
                                                              -----------
TOTAL GERMANY....................................               6,592,034
                                                              -----------
IRELAND -- (1.4%)
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.............................          99     100,499
Ireland Government Bond
    0.000%, 10/18/22............................. EUR   3,900   4,422,125
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.............................       1,180   1,165,119

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      ------- -----------
                                                       (000)
IRELAND -- (Continued)
Shire Acquisitions Investments Ireland DAC
    2.400%, 09/23/21.............................       3,684 $ 3,540,570
                                                              -----------
TOTAL IRELAND....................................               9,228,313
                                                              -----------
ITALY -- (1.0%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................         475     475,073
    0.875%, 06/27/22............................. EUR     500     541,668
W   3.125%, 07/14/22.............................       2,000   1,816,895
Italy Buoni Poliennali Del Tesoro
    1.200%, 04/01/22............................. EUR   2,820   3,093,298
    0.950%, 03/01/23............................. EUR     400     425,242
                                                              -----------
TOTAL ITALY......................................               6,352,176
                                                              -----------
JAPAN -- (2.0%)
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22.............................       1,500   1,464,614
Japan Bank for International Cooperation
    2.000%, 11/04/21.............................       2,000   1,924,431
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.............................       1,000     986,347
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.............................         800     781,068
    2.953%, 02/28/22.............................       3,500   3,406,976
MUFG Bank, Ltd.
    0.875%, 03/11/22............................. EUR   2,068   2,373,106
Sumitomo Mitsui Banking Corp.
    1.000%, 01/19/22............................. EUR   1,000   1,154,229
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................       1,000     960,286
    2.784%, 07/12/22.............................         400     386,646
                                                              -----------
TOTAL JAPAN......................................              13,437,703
                                                              -----------
LUXEMBOURG -- (0.9%)
Allergan Funding SCS
    3.450%, 03/15/22.............................       3,000   2,950,781
ArcelorMittal
    5.125%, 06/01/20.............................       1,243   1,269,316
DH Europe Finance SA
    1.700%, 01/04/22............................. EUR   1,600   1,892,411
                                                              -----------
TOTAL LUXEMBOURG.................................               6,112,508
                                                              -----------
NETHERLANDS -- (4.5%)
Airbus Finance BV
W   2.700%, 04/17/23.............................         500     481,526

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      ------- -----------
                                                       (000)
NETHERLANDS -- (Continued)
Bayer Capital Corp.
    0.625%, 12/15/22............................. EUR   1,500 $ 1,707,054
BMW Finance NV
    1.250%, 09/05/22............................. EUR     600     700,292
    0.500%, 11/22/22............................. EUR   1,400   1,579,832
Cooperatieve Rabobank UA
    2.375%, 05/22/23............................. EUR   3,700   4,546,677
Deutsche Telekom International Finance BV
W   1.950%, 09/19/21.............................       1,500   1,428,806
    4.250%, 07/13/22............................. EUR     800   1,036,971
Enel Finance International NV
    5.000%, 09/14/22............................. EUR     622     819,756
Heineken NV
W   3.400%, 04/01/22.............................       1,011   1,006,152
ING Bank NV
W   2.750%, 03/22/21.............................       1,500   1,470,796
    4.500%, 02/21/22............................. EUR   1,000   1,290,766
ING Groep NV
    0.750%, 03/09/22............................. EUR   1,600   1,816,180
Mondelez International
Holdings Netherlands BV
W   2.000%, 10/28/21.............................       3,000   2,855,646
Mylan NV
    3.750%, 12/15/20.............................         885     884,907
Shell International Finance BV
    1.875%, 05/10/21.............................       1,000     966,316
    2.250%, 01/06/23.............................       2,000   1,903,076
Siemens Financieringsmaatschappij NV
W   1.700%, 09/15/21.............................       1,000     954,220
    2.900%, 05/27/22.............................       1,500   1,465,708
Unilever NV
    0.500%, 02/03/22............................. EUR   1,125   1,287,904
Volkswagen International Finance NV
    0.875%, 01/16/23............................. EUR   1,000   1,121,729
                                                              -----------
TOTAL NETHERLANDS................................              29,324,314
                                                              -----------
S.GEORGIA/S.SAN -- (0.4%)
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22............................. EUR   2,100   2,413,450
                                                              -----------
SPAIN -- (1.2%)
Banco Santander SA
    3.848%, 04/12/23.............................       3,000   2,903,442
Spain Government Bond
    0.450%, 10/31/22............................. EUR   3,000   3,415,872
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................         200     204,752
    5.462%, 02/16/21.............................       1,185   1,231,227

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      ------- ----------
                                                       (000)
SPAIN -- (Continued)
    2.242%, 05/27/22............................. EUR     400 $  479,777
                                                              ----------
TOTAL SPAIN......................................              8,235,070
                                                              ----------
SWEDEN -- (0.8%)
Svenska Handelsbanken AB
    0.500%, 03/21/23............................. EUR     900  1,020,231
Swedbank AB
    0.250%, 11/07/22............................. EUR   2,000  2,247,926
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22.............................       2,000  1,964,084
                                                              ----------
TOTAL SWEDEN.....................................              5,232,241
                                                              ----------
SWITZERLAND -- (0.3%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................         500    488,999
Credit Suisse AG
    3.000%, 10/29/21.............................       1,457  1,434,298
                                                              ----------
TOTAL SWITZERLAND................................              1,923,297
                                                              ----------
UNITED KINGDOM -- (5.2%)
Aon P.L.C.
    2.800%, 03/15/21.............................       1,500  1,469,749
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................       2,250  2,208,902
#   2.375%, 06/12/22.............................       1,500  1,430,388
Barclays P.L.C.
    2.750%, 11/08/19.............................       1,000    993,022
    1.500%, 04/01/22............................. EUR   1,100  1,265,247
BAT International Finance P.L.C.
    3.625%, 11/09/21............................. EUR     700    867,866
    1.000%, 05/23/22............................. EUR   1,333  1,525,200
W   3.250%, 06/07/22.............................       1,000    978,177
BP Capital Markets P.L.C.
    3.561%, 11/01/21.............................       2,000  2,006,569
    1.373%, 03/03/22............................. EUR   2,146  2,522,557
British Telecommunications P.L.C.
    0.500%, 06/23/22............................. EUR   3,100  3,484,777
Coca-Cola European Partners P.L.C.
    0.750%, 02/24/22............................. EUR   1,846  2,122,010
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.............................       1,000    977,093
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................       2,000  1,990,218
    4.000%, 03/30/22.............................         700    706,349
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.............................       1,000    981,441
    3.000%, 01/11/22.............................         600    582,682

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 UNITED KINGDOM -- (Continued)
 Nationwide Building Society
     0.625%, 04/19/23.................................. EUR  3,600  $ 4,068,065
 Santander UK Group Holdings P.L.C.
     2.875%, 08/05/21..................................      1,000      968,792
 Santander UK P.L.C.
     2.375%, 03/16/20..................................        130      128,383
 Sky P.L.C.
 W   2.625%, 09/16/19..................................        750      745,823
 TechnipFMC P.L.C.
     3.450%, 10/01/22..................................      1,000      971,396
 Vodafone Group P.L.C.
     2.500%, 09/26/22..................................      1,000      951,048
                                                                    -----------
 TOTAL UNITED KINGDOM..................................              33,945,754
                                                                    -----------
 UNITED STATES -- (64.0%)
 AbbVie, Inc.
     2.900%, 11/06/22..................................      2,500    2,420,257
 Activision Blizzard, Inc.
     2.600%, 06/15/22..................................        600      579,634
 Advance Auto Parts, Inc.
     5.750%, 05/01/20..................................        985    1,013,996
 Aetna, Inc.
     4.125%, 06/01/21..................................        916      928,541
 Aflac, Inc.
     3.625%, 06/15/23..................................        500      499,970
 Agilent Technologies, Inc.
     5.000%, 07/15/20..................................        435      446,232
 Allergan Finance LLC
     3.250%, 10/01/22..................................      1,000      970,776
 Ally Financial, Inc.
     7.500%, 09/15/20..................................        500      530,000
     4.125%, 02/13/22..................................      1,525    1,502,125
 Altria Group, Inc.
     2.850%, 08/09/22..................................      2,516    2,445,242
 Amazon.com, Inc.
     3.300%, 12/05/21..................................        320      320,434
 Ameren Corp.
     2.700%, 11/15/20..................................      1,525    1,502,478
 American Express Co.
     2.500%, 08/01/22..................................      3,000    2,867,527
 American Express Credit Corp.
 #   2.250%, 05/05/21..................................      1,000      972,474
     0.625%, 11/22/21.................................. EUR    700      802,275
 American International Group, Inc.
     4.875%, 06/01/22..................................      1,750    1,800,630
 AmerisourceBergen Corp.
 #   3.500%, 11/15/21..................................      3,053    3,041,764
 Amgen, Inc.
     4.100%, 06/15/21..................................      1,000    1,013,864
     1.250%, 02/25/22.................................. EUR  1,500    1,746,051

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
    5.500%, 10/15/19....................................        500  $  509,470
Anixter, Inc.
    5.125%, 10/01/21....................................      1,175   1,180,875
Anthem, Inc.
    4.350%, 08/15/20....................................        200     203,333
    3.125%, 05/15/22....................................      3,000   2,932,450
Apache Corp.
    3.250%, 04/15/22....................................      1,854   1,814,605
#   2.625%, 01/15/23....................................        288     272,979
Apple, Inc.
    2.300%, 05/11/22....................................        500     482,545
    2.100%, 09/12/22....................................      2,000   1,908,361
Arconic, Inc.
    5.870%, 02/23/22....................................      1,200   1,213,836
Arrow Electronics, Inc.
    3.500%, 04/01/22....................................        700     686,715
Ashland LLC
    4.750%, 08/15/22....................................      1,920   1,905,600
AT&T, Inc.
    4.600%, 02/15/21....................................        600     611,822
    3.875%, 08/15/21....................................        300     301,108
    1.450%, 06/01/22.................................... EUR    400     465,877
AutoZone, Inc.
    2.500%, 04/15/21....................................      1,695   1,649,574
Avnet, Inc.
    4.875%, 12/01/22....................................      3,000   3,087,792
BAE Systems Holdings, Inc.
W   2.850%, 12/15/20....................................      1,650   1,632,822
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21....................................        309     306,212
Ball Corp.
    4.375%, 12/15/20....................................        500     500,000
    5.000%, 03/15/22....................................        750     761,250
Bank of America Corp.
    2.625%, 10/19/20....................................        120     118,374
    5.700%, 01/24/22....................................      1,000   1,060,900
    3.228%, 06/22/22.................................... CAD  2,000   1,510,319
    1.625%, 09/14/22.................................... EUR  1,050   1,235,303
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20....................................        301     295,925
    2.600%, 02/07/22....................................      1,000     973,060
    3.500%, 04/28/23....................................      1,550   1,540,294
Baxalta, Inc.
    2.875%, 06/23/20....................................        120     118,669
Baxter International, Inc.
    1.700%, 08/15/21....................................      2,500   2,380,277
BB&T Corp.
    2.750%, 04/01/22....................................      2,000   1,947,460
Becton Dickinson and Co.
    3.125%, 11/08/21....................................      2,700   2,655,567

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
  UNITED STATES -- (Continued)
  Bemis Co., Inc.
      4.500%, 10/15/21..............................           500  $  510,296
  Best Buy Co., Inc.
      5.500%, 03/15/21..............................         2,000   2,074,493
  Biogen, Inc.
      3.625%, 09/15/22..............................         3,500   3,492,776
  BMW US Capital LLC
  W   2.000%, 04/11/21..............................         2,335   2,251,958
      0.625%, 04/20/22..............................  EUR      750     856,654
  Booking Holdings, Inc.
      0.800%, 03/10/22..............................  EUR    2,900   3,326,605
  Boston Scientific Corp.
      3.375%, 05/15/22..............................         2,500   2,466,625
  Burlington Northern Santa Fe LLC
      3.450%, 09/15/21..............................         1,000   1,004,155
  CA, Inc.
      5.375%, 12/01/19..............................           700     713,675
  Campbell Soup Co.
      2.500%, 08/02/22..............................           886     836,197
  Capital One Financial Corp.
      4.750%, 07/15/21..............................         1,900   1,955,242
      3.200%, 01/30/23..............................         2,000   1,935,949
  Carpenter Technology Corp.
      5.200%, 07/15/21..............................         1,420   1,442,553
  Caterpillar Financial Services Corp.
      1.700%, 08/09/21..............................         1,000     957,338
  CBS Corp.
      3.375%, 03/01/22..............................         1,000     984,240
  Celgene Corp.
      3.550%, 08/15/22..............................         3,307   3,275,102
  Charles Schwab Corp. (The)
      4.450%, 07/22/20..............................           200     203,888
  Chevron Corp.
      2.100%, 05/16/21..............................           657     637,636
      2.498%, 03/03/22..............................         1,000     972,611
      2.355%, 12/05/22..............................         4,000   3,838,623
  Choice Hotels International, Inc.
  #   5.750%, 07/01/22..............................         1,430   1,501,500
  Church & Dwight Co., Inc.
      2.875%, 10/01/22..............................         2,000   1,940,169
  Cigna Corp.
      4.000%, 02/15/22..............................         2,400   2,416,194
  CIT Group, Inc.
      5.375%, 05/15/20..............................           542     556,580
  Citigroup, Inc.
      2.700%, 03/30/21..............................         1,100   1,077,287
      1.375%, 10/27/21..............................  EUR      400     467,979
      3.390%, 11/18/21..............................  CAD    2,000   1,523,719
  Citizens Bank NA
      2.550%, 05/13/21..............................         1,600   1,556,971
      2.650%, 05/26/22..............................         1,000     960,291

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- ----------
                                                           (000)
   UNITED STATES -- (Continued)
   CMS Energy Corp.
       5.050%, 03/15/22...........................           500  $  519,730
   CNA Financial Corp.
       5.750%, 08/15/21...........................           720     758,565
   CNH Industrial Capital LLC
       3.875%, 10/15/21...........................         1,000     995,854
       4.375%, 04/05/22...........................           250     251,240
   CNO Financial Group, Inc.
       4.500%, 05/30/20...........................         1,400   1,399,440
   Coca-Cola European Partners US LLC
       4.500%, 09/01/21...........................           270     275,615
   Comcast Corp.
       3.125%, 07/15/22...........................         1,000     985,016
   Conagra Brands, Inc.
       3.200%, 01/25/23...........................         2,643   2,553,289
   Consolidated Edison, Inc.
       2.000%, 05/15/21...........................         1,860   1,794,244
   Constellation Brands, Inc.
       2.700%, 05/09/22...........................         2,475   2,377,991
       3.200%, 02/15/23...........................         1,000     969,218
   Continental Resources, Inc.
       4.500%, 04/15/23...........................           100     100,339
   Corning, Inc.
       4.250%, 08/15/20...........................         1,000   1,012,294
   Cox Communications, Inc.
   W   3.250%, 12/15/22...........................         2,192   2,126,146
   CVS Health Corp.
       2.800%, 07/20/20...........................           500     494,712
       4.125%, 05/15/21...........................           800     809,648
       2.125%, 06/01/21...........................           500     481,935
       2.750%, 12/01/22...........................         1,000     955,842
   Daimler Finance North America LLC
   W   2.850%, 01/06/22...........................         2,500   2,421,778
   DCP Midstream Operating L.P.
   #   4.950%, 04/01/22...........................         1,200   1,206,000
   Dell, Inc.
       4.625%, 04/01/21...........................           500     501,290
   Discovery Communications LLC
       5.625%, 08/15/19...........................           398     405,790
   W   2.750%, 11/15/19...........................           575     570,926
   W   2.800%, 06/15/20...........................           550     543,084
       4.375%, 06/15/21...........................         2,176   2,206,202
   Dominion Energy, Inc.
       4.450%, 03/15/21...........................           850     863,497
   Dow Chemical Co. (The)
       4.250%, 11/15/20...........................           187     189,347
       3.000%, 11/15/22...........................         1,000     971,184
   DTE Energy Co.
       2.400%, 12/01/19...........................             6       5,938

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Duke Energy Corp.
    2.400%, 08/15/22..................................        1,775  $1,698,680
E*TRADE Financial Corp.
    2.950%, 08/24/22..................................        3,500   3,373,238
Eastman Chemical Co.
    4.500%, 01/15/21..................................           34      34,618
Eaton Corp.
    2.750%, 11/02/22..................................        1,500   1,448,418
eBay, Inc.
#   2.875%, 08/01/21..................................        1,500   1,473,530
    2.600%, 07/15/22..................................          500     480,088
#   2.750%, 01/30/23..................................          416     397,729
Ecolab, Inc.
    4.350%, 12/08/21..................................        1,224   1,255,060
    2.375%, 08/10/22..................................        3,175   3,036,410
Edgewell Personal Care Co.
#   4.700%, 05/19/21..................................          900     900,000
#   4.700%, 05/24/22..................................          850     826,625
Edison International
    2.400%, 09/15/22..................................        2,454   2,314,182
Electronic Arts, Inc.
    3.700%, 03/01/21..................................        1,962   1,973,421
EMC Corp.
    2.650%, 06/01/20..................................        1,000     974,166
    3.375%, 06/01/23..................................          131     121,939
EMD Finance LLC
W   2.950%, 03/19/22..................................        3,288   3,198,016
Energy Transfer Partners L.P.
#   3.600%, 02/01/23..................................        2,500   2,434,508
Enterprise Products Operating LLC
    5.250%, 01/31/20..................................          400     409,216
    2.850%, 04/15/21..................................        1,500   1,476,247
Equifax, Inc.
    3.300%, 12/15/22..................................        2,652   2,576,997
Evergy, Inc.
    4.850%, 06/01/21..................................          915     933,884
Eversource Energy
    2.500%, 03/15/21..................................          900     883,055
Exelon Corp.
    5.150%, 12/01/20..................................          300     307,668
Exelon Generation Co. LLC
    2.950%, 01/15/20..................................          150     149,047
    4.000%, 10/01/20..................................        1,000   1,008,060
    3.400%, 03/15/22..................................        1,000     985,317
    4.250%, 06/15/22..................................          500     505,716
Express Scripts Holding Co.
    3.300%, 02/25/21..................................        2,000   1,981,417
    3.900%, 02/15/22..................................          500     501,481
Fidelity National Information Services, Inc.
    2.250%, 08/15/21..................................        2,000   1,923,862
Fifth Third Bancorp
    3.500%, 03/15/22..................................        3,000   2,974,971

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
Fluor Corp.
    1.750%, 03/21/23..................................  EUR      2,500  $2,925,616
Ford Motor Credit Co. LLC
    3.200%, 01/15/21..................................             800     780,696
    3.336%, 03/18/21..................................           1,500   1,465,429
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20..................................             500     495,156
Gap, Inc. (The)
    5.950%, 04/12/21..................................           1,296   1,338,009
GATX Corp.
    2.500%, 07/30/19..................................             500     497,471
General Electric Co.
    0.375%, 05/17/22..................................  EUR      3,000   3,330,359
    2.700%, 10/09/22..................................           1,500   1,412,056
General Mills, Inc.
    3.150%, 12/15/21..................................             985     969,191
General Motors Financial Co., Inc.
    3.200%, 07/06/21..................................           2,800   2,739,259
    3.450%, 01/14/22..................................             800     779,648
Gilead Sciences, Inc.
    4.400%, 12/01/21..................................           2,005   2,054,693
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20..................................             500     513,400
    2.625%, 04/25/21..................................           1,000     977,750
    5.250%, 07/27/21..................................             750     779,927
    5.750%, 01/24/22..................................             957   1,011,344
Graphic Packaging International LLC
    4.750%, 04/15/21..................................           1,320   1,320,000
    4.875%, 11/15/22..................................             700     698,250
Harley-Davidson Financial Services, Inc.
W   2.550%, 06/09/22..................................           3,000   2,841,863
Harris Corp.
    2.700%, 04/27/20..................................             382     377,766
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22..................................             400     417,355
Hasbro, Inc.
    3.150%, 05/15/21..................................           1,384   1,364,828
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20..................................             236     236,370
Huntington Bancshares, Inc.
    3.150%, 03/14/21..................................           1,500   1,483,018
    2.300%, 01/14/22..................................             400     382,285
Huntington National Bank (The)
    2.400%, 04/01/20..................................             500     493,062

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Illinois Tool Works, Inc.
    1.250%, 05/22/23.................................... EUR  1,000  $1,170,934
International Business Machines Corp.
    1.250%, 05/26/23.................................... EUR  1,500   1,750,867
JPMorgan Chase & Co.
    2.550%, 10/29/20....................................        400     393,374
    2.750%, 08/24/22.................................... EUR  2,868   3,527,612
Kellogg Co.
    4.000%, 12/15/20....................................        800     810,550
    0.800%, 11/17/22.................................... EUR  2,500   2,855,848
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22....................................      1,000     950,864
KeyBank NA
    2.300%, 09/14/22....................................        550     523,766
KeyCorp
    2.900%, 09/15/20....................................        700     693,552
Kraft Heinz Foods Co.
    3.500%, 06/06/22....................................      2,900   2,866,156
Kroger Co. (The)
#   3.300%, 01/15/21....................................      1,167   1,161,657
    3.400%, 04/15/22....................................        975     963,978
    2.800%, 08/01/22....................................      1,500   1,452,079
L Brands, Inc.
    5.625%, 02/15/22....................................      1,450   1,471,750
L3 Technologies, Inc.
    4.950%, 02/15/21....................................        164     168,167
Laboratory Corp. of America Holdings
    3.200%, 02/01/22....................................        900     885,845
Leidos Holdings, Inc.
    4.450%, 12/01/20....................................      1,100   1,092,300
Lennar Corp.
    6.625%, 05/01/20....................................        600     619,500
    8.375%, 01/15/21....................................        500     538,750
    4.125%, 01/15/22....................................      1,400   1,366,820
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21....................................      2,400   2,461,180
W   4.950%, 05/01/22....................................        615     633,170
Lincoln National Corp.
    6.250%, 02/15/20....................................        300     310,373
    4.850%, 06/24/21....................................        880     907,472
Lowe's Cos., Inc.
    3.750%, 04/15/21....................................        750     757,301
LyondellBasell Industries NV
#   6.000%, 11/15/21....................................      1,677   1,768,441
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21....................................      1,500   1,485,677
#   3.875%, 01/15/22....................................        500     496,630
#   2.875%, 02/15/23....................................        363     339,034
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22....................................      2,300   2,216,469

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Marathon Petroleum Corp.
    3.400%, 12/15/20....................................      2,100  $2,099,247
Marriott International, Inc.
    2.875%, 03/01/21....................................        800     789,413
Marsh & McLennan Cos., Inc.
#   2.750%, 01/30/22....................................      2,260   2,196,904
Mattel, Inc.
    2.350%, 08/15/21....................................      1,900   1,705,250
Mead Johnson Nutrition Co.
    3.000%, 11/15/20....................................        919     912,568
Meritage Homes Corp.
    7.150%, 04/15/20....................................      1,300   1,332,500
MetLife, Inc.
    4.750%, 02/08/21....................................      1,111   1,141,036
MGM Resorts International
    7.750%, 03/15/22....................................      2,000   2,147,500
Microsoft Corp.
    2.650%, 11/03/22....................................      1,500   1,461,352
Molson Coors Brewing Co.
    2.100%, 07/15/21....................................      2,000   1,914,690
Morgan Stanley
    2.500%, 04/21/21....................................      1,000     974,372
    5.500%, 07/28/21....................................        200     209,496
    3.125%, 08/05/21.................................... CAD  1,600   1,210,516
    2.625%, 11/17/21....................................      1,500   1,454,880
Mosaic Co. (The)
    3.750%, 11/15/21....................................      2,000   1,998,364
Murphy Oil Corp.
    4.000%, 06/01/22....................................        500     481,996
Mylan, Inc.
W   3.125%, 01/15/23....................................      1,000     943,141
Nasdaq, Inc.
    1.750%, 05/19/23.................................... EUR  2,029   2,391,273
National Oilwell Varco, Inc.
    2.600%, 12/01/22....................................      1,500   1,420,947
NetApp, Inc.
    3.375%, 06/15/21....................................      2,000   1,991,863
    3.250%, 12/15/22....................................        935     910,206
Newfield Exploration Co.
    5.750%, 01/30/22....................................      1,900   1,959,375
Newmont Mining Corp.
    3.500%, 03/15/22....................................      1,000     987,371
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21....................................      1,000   1,019,256
Nissan Motor Acceptance Corp.
W   2.550%, 03/08/21....................................      1,100   1,072,783
W   2.650%, 07/13/22....................................      1,000     957,228
W   2.600%, 09/28/22....................................      1,000     955,295
Noble Energy, Inc.
    4.150%, 12/15/21....................................      1,676   1,688,114
Nordstrom, Inc.
    4.750%, 05/01/20....................................      1,000   1,019,341

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
  UNITED STATES -- (Continued)
      4.000%, 10/15/21..............................        1,000  $1,006,924
  Northern Trust Corp.
      3.375%, 08/23/21..............................        2,035   2,038,800
  Northrop Grumman Corp.
  #   2.550%, 10/15/22..............................        3,000   2,884,292
  NuStar Logistics L.P.
      6.750%, 02/01/21..............................        1,083   1,126,320
  NVIDIA Corp.
      2.200%, 09/16/21..............................        1,493   1,448,093
  Occidental Petroleum Corp.
      3.125%, 02/15/22..............................          206     203,284
  Omnicom Group, Inc. / Omnicom Capital, Inc.
      3.625%, 05/01/22..............................        3,011   2,974,427
  ONEOK, Inc.
      4.250%, 02/01/22..............................        1,066   1,073,053
  Oracle Corp.
      2.500%, 05/15/22..............................        4,250   4,113,958
      2.500%, 10/15/22..............................        1,951   1,877,485
  Pacific Gas & Electric Co.
      3.500%, 10/01/20..............................          500     499,597
      4.250%, 05/15/21..............................          797     802,993
  Penske Truck Leasing Co. L.P. / PTL Finance Corp.
  W   3.375%, 02/01/22..............................        2,104   2,068,948
  W   4.250%, 01/17/23..............................        1,709   1,718,474
  Philip Morris International, Inc.
      2.375%, 08/17/22..............................        2,291   2,192,318
      2.500%, 08/22/22..............................        2,000   1,920,314
  Phillips 66
      4.300%, 04/01/22..............................        1,500   1,530,906
  Plains All American Pipeline L.P. / PAA Finance
    Corp.
      2.850%, 01/31/23..............................        1,500   1,412,893
  PNC Bank NA
      2.550%, 12/09/21..............................        3,500   3,411,267
  PolyOne Corp.
  #   5.250%, 03/15/23..............................        1,400   1,400,826
  Precision Castparts Corp.
      2.500%, 01/15/23..............................          806     774,257
  Procter & Gamble Co. (The)
      2.150%, 08/11/22..............................        1,500   1,440,782
  Progress Energy, Inc.
      4.400%, 01/15/21..............................        1,100   1,118,823
  PulteGroup, Inc.
  #   4.250%, 03/01/21..............................        1,475   1,471,460
  QEP Resources, Inc.
      5.375%, 10/01/22..............................        1,500   1,477,500
  QUALCOMM, Inc.
      3.000%, 05/20/22..............................        1,145   1,122,186
      2.600%, 01/30/23..............................        2,400   2,296,704
  Quest Diagnostics, Inc.
      2.700%, 04/01/19..............................          200     199,946

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
  UNITED STATES -- (Continued)
  Radian Group, Inc.
      7.000%, 03/15/21..............................           1,205  $1,272,781
  Regions Financial Corp.
      3.200%, 02/08/21..............................           1,300   1,288,757
      2.750%, 08/14/22..............................           1,500   1,442,331
  Republic Services, Inc.
      3.550%, 06/01/22..............................           1,000     996,734
  Rockies Express Pipeline LLC
  W   5.625%, 04/15/20..............................           1,100   1,123,870
  Rockwell Collins, Inc.
      2.800%, 03/15/22..............................           2,000   1,938,663
  Roper Technologies, Inc.
      3.000%, 12/15/20..............................           1,200   1,188,758
      2.800%, 12/15/21..............................           1,000     973,771
  Ryder System, Inc.
      3.450%, 11/15/21..............................             900     893,434
      3.400%, 03/01/23..............................           2,000   1,967,522
  Santander Holdings USA, Inc.
      2.650%, 04/17/20..............................             800     789,965
      3.700%, 03/28/22..............................           1,000     981,879
      3.400%, 01/18/23..............................           1,000     954,599
  SCANA Corp.
  #   6.250%, 04/01/20..............................             550     563,554
  #   4.750%, 05/15/21..............................           1,000   1,005,850
  Sealed Air Corp.
  W   6.500%,12/01/20...............................           1,449   1,499,715
  #W  4.875%, 12/01/22..............................             500     495,000
  Sempra Energy
      2.875%, 10/01/22..............................             600     578,661
  Sherwin-Williams Co. (The)
      2.750%, 06/01/22..............................           1,000     962,593
  Southern Co. (The)
      2.750%, 06/15/20..............................             250     247,002
  Southern Power Co.
      2.500%, 12/15/21..............................             898     870,348
      1.000%, 06/20/22..............................  EUR        950   1,089,090
  Stryker Corp.
      2.625%, 03/15/21..............................           2,086   2,047,886
  Sunoco Logistics Partners Operations L.P.
      3.450%, 01/15/23..............................             500     482,829
  SunTrust Bank
      2.450%, 08/01/22..............................           2,750   2,634,116
  SunTrust Banks, Inc.
      2.900%, 03/03/21..............................             150     147,794
  Symantec Corp.
      4.200%, 09/15/20..............................           1,000     997,288
  #   3.950%, 06/15/22..............................           1,200   1,160,784
  Sysco Corp.
      2.600%, 06/12/22..............................           1,577   1,517,322
  Target Corp.
      2.900%, 01/15/22..............................           1,084   1,071,384
  Thermo Fisher Scientific, Inc.
      4.500%, 03/01/21..............................             830     845,303

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
   UNITED STATES -- (Continued)
       2.150%, 07/21/22............................  EUR        500  $  600,345
   Time Warner Cable LLC
       5.000%, 02/01/20............................           1,100   1,117,391
       4.125%, 02/15/21............................             100     100,337
   T-Mobile USA, Inc.
   #   4.000%, 04/15/22............................           1,239   1,223,512
   Toll Brothers Finance Corp.
       5.875%, 02/15/22............................           1,100   1,126,125
   Total System Services, Inc.
       3.800%, 04/01/21............................             234     234,372
   Toyota Motor Credit Corp.
       2.600%, 01/11/22............................           5,776   5,638,202
       2.625%, 01/10/23............................           1,055   1,018,301
   Travelers Cos., Inc. (The)
       3.900%, 11/01/20............................             250     252,978
   TRI Pointe Group, Inc.
       4.875%, 07/01/21............................           1,100   1,089,000
   Tupperware Brands Corp.
       4.750%, 06/01/21............................           1,700   1,733,035
   Tyson Foods, Inc.
       4.500%, 06/15/22............................           1,000   1,022,537
   United Continental Holdings, Inc.
       6.000%, 12/01/20............................           1,000   1,036,250
   #   4.250%, 10/01/22............................           1,000     981,250
   UnitedHealth Group, Inc.
       2.125%, 03/15/21............................             200     194,826
       2.875%, 12/15/21............................             500     493,044
       2.375%, 10/15/22............................           1,000     957,126
   Unum Group
       3.000%, 05/15/21............................           1,000     982,415
   US Bancorp
       2.625%, 01/24/22............................           1,000     974,003
       3.000%, 03/15/22............................           2,000   1,968,907
   Verizon Communications, Inc.
       3.450%, 03/15/21............................             215     215,207
       3.500%, 11/01/21............................             500     500,140
       2.375%, 02/17/22............................  EUR      2,500   3,016,112
   VF Corp.
       3.500%, 09/01/21............................           1,040   1,042,832
   Viacom, Inc.
       2.750%, 12/15/19............................             598     592,833
   Walgreen Co.
       3.100%, 09/15/22............................             500     486,645
   Walgreens Boots Alliance, Inc.
       3.300%, 11/18/21............................           1,000     988,292

                                                         FACE
                                                        AMOUNT^     VALUE+
                                                       --------- ------------
                                                         (000)
   UNITED STATES -- (Continued)
   Warner Media LLC
       2.100%, 06/01/19........................              105 $    104,442
   Waste Management, Inc.
       4.600%, 03/01/21........................            1,288    1,319,811
   Wells Fargo & Co.
       2.500%, 03/04/21........................            2,000    1,949,153
       2.094%, 04/25/22........................  CAD       3,000    2,182,643
       1.500%, 09/12/22........................  EUR         750      879,159
   Western Gas Partners L.P.
       5.375%, 06/01/21........................              175      180,478
       4.000%, 07/01/22........................              800      793,230
   Western Union Co. (The)
       5.253%, 04/01/20........................            1,000    1,021,542
   Whirlpool Corp.
       4.850%, 06/15/21........................              436      446,183
   Williams Cos., Inc. (The)
       7.875%, 09/01/21........................            1,200    1,321,371
       4.000%, 11/15/21........................            1,848    1,857,098
   WR Berkley Corp.
       4.625%, 03/15/22........................              975      997,581
   WR Grace & Co-Conn
   W   5.125%, 10/01/21........................            1,600    1,612,000
   Wyndham Destinations, Inc.
       4.250%, 03/01/22........................            2,400    2,316,480
   Xcel Energy, Inc.
       2.400%, 03/15/21........................            2,000    1,951,295
   Xilinx, Inc.
   #   3.000%, 03/15/21........................              989      976,459
   ZF North America Capital, Inc.
   W   4.500%, 04/29/22........................            2,299    2,302,744
   Zimmer Biomet Holdings, Inc.
       3.150%, 04/01/22........................            1,345    1,312,744
   Zoetis, Inc.
       3.250%, 02/01/23........................            1,000      979,174
                                                                 ------------
   TOTAL UNITED STATES.........................                   420,105,881
                                                                 ------------
   TOTAL BONDS.................................                   639,320,716
                                                                 ------------
                                                        SHARES
                                                       ---------
   SECURITIES LENDING COLLATERAL -- (2.7%)
   @(S) DFA Short Term Investment Fund.........        1,511,263   17,485,315
                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost
     $676,362,901).............................                  $656,806,031
                                                                 ============

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


As of October 31, 2018, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------  --------------- ---------------------------- ---------- --------------
USD    20,767,680   CAD  26,803,391 Citibank, N.A.                11/13/18    $  403,302
USD     1,217,071   EUR   1,031,666 Citibank, N.A.                11/23/18        46,662
USD     1,676,651   EUR   1,424,310 Citibank, N.A.                11/23/18        60,793
USD     2,450,344   EUR   2,075,110 Citibank, N.A.                11/23/18        96,164
USD     4,489,111   EUR   3,839,605 State Street Bank and Trust   11/23/18       133,139
USD     4,693,606   EUR   4,000,920 Citibank, N.A.                11/23/18       154,624
USD    21,296,062   EUR  18,249,356 Citibank, N.A.                11/23/18       592,453
USD    77,366,361   EUR  66,176,883 Citibank, N.A.                12/06/18     2,206,089
USD       190,174   EUR     164,156 Citibank, N.A.                01/04/19         3,127
USD     1,111,258   EUR     962,531 Citibank, N.A.                01/04/19        14,505
USD     1,925,919   EUR   1,668,509 Citibank, N.A.                01/04/19        24,743
USD     3,453,845   EUR   2,977,632 Citibank, N.A.                01/04/19        60,993
USD     4,941,304   EUR   4,243,227 Citibank, N.A.                01/04/19       106,375
                                                                              ----------
TOTAL APPRECIATION                                                            $3,902,969
EUR       537,660   USD     627,459 Citibank, N.A.                12/06/18    $  (16,812)
EUR       305,803   USD     358,318 Citibank, N.A.                12/06/18       (11,002)
                                                                              ----------
TOTAL (DEPRECIATION)                                                          $  (27,814)
                                                                              ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                $3,875,155
                                                                              ==========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
 Bonds
    Australia........................   --    $ 20,728,290   --    $ 20,728,290
    Belgium..........................   --       4,908,226   --       4,908,226
    Canada...........................   --      40,843,849   --      40,843,849
    Denmark..........................   --       3,138,289   --       3,138,289
    Finland..........................   --       5,537,776   --       5,537,776
    France...........................   --      21,261,545   --      21,261,545
    Germany..........................   --       6,592,034   --       6,592,034
    Ireland..........................   --       9,228,313   --       9,228,313
    Italy............................   --       6,352,176   --       6,352,176
    Japan............................   --      13,437,703   --      13,437,703
    Luxembourg.......................   --       6,112,508   --       6,112,508
    Netherlands......................   --      29,324,314   --      29,324,314
    S.Georgia/S.San..................   --       2,413,450   --       2,413,450
    Spain............................   --       8,235,070   --       8,235,070
    Sweden...........................   --       5,232,241   --       5,232,241
    Switzerland......................   --       1,923,297   --       1,923,297
    United Kingdom...................   --      33,945,754   --      33,945,754
    United States....................   --     420,105,881   --     420,105,881

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Securities Lending Collateral........   --    $ 17,485,315   --    $ 17,485,315
Forward Currency Contracts**.........   --       3,875,155   --       3,875,155
                                        --    ------------   --    ------------
TOTAL................................   --    $660,681,186   --    $660,681,186
                                        ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- -----------
                                                                (000)
BONDS -- (95.7%)
AUSTRALIA -- (2.6%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26................................  EUR       3,000  $ 3,290,623
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22................................               13       12,797
BHP Billiton Finance, Ltd.
    3.250%, 09/24/27................................  EUR       1,800    2,371,461
Commonwealth Bank of Australia
    5.000%, 03/19/20................................                9        9,209
W   2.850%, 05/18/26................................              266      244,068
W   3.150%, 09/19/27................................               10        9,270
FMG Resources August 2006 Pty, Ltd.
W   5.125%, 05/15/24................................            1,000      950,000
Macquarie Bank, Ltd.
W   3.900%, 01/15/26................................              289      281,048
National Australia Bank, Ltd.
    3.000%, 02/10/23................................  AUD       2,000    1,411,173
    0.625%, 09/18/24................................  EUR       4,000    4,452,575
W   3.500%, 01/10/27................................              351      335,269
Westpac Banking Corp.
    4.875%, 11/19/19................................               63       64,125
    0.625%, 11/22/24................................  EUR       1,000    1,115,423
    2.850%, 05/13/26................................              104       95,568
    2.700%, 08/19/26................................               23       20,831
    3.350%, 03/08/27................................              319      301,125
                                                                       -----------
TOTAL AUSTRALIA                                                         14,964,565
                                                                       -----------
BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
    3.650%, 02/01/26................................               35       33,218
Anheuser-Busch InBev SA
    2.700%, 03/31/26................................  EUR       1,000    1,243,124
    2.250%, 05/24/29................................  GBP         600      717,243
                                                                       -----------
TOTAL BELGIUM                                                            1,993,585
                                                                       -----------
CANADA -- (4.5%)
Alimentation Couche-Tard, Inc.
    1.875%, 05/06/26................................  EUR         700      803,777
W   3.550%, 07/26/27................................              750      693,414
Bank of Nova Scotia (The)
    2.620%, 12/02/26................................  CAD       2,000    1,436,408
Canadian Natural Resources, Ltd.
    3.420%, 12/01/26................................  CAD       1,000      728,072

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
CANADA -- (Continued)
Canadian Pacific Railway Co.
    2.900%, 02/01/25................................            535  $   503,583
    3.700%, 02/01/26................................             45       43,636
Cenovus Energy, Inc.
    3.000%, 08/15/22................................            719      687,055
Enbridge, Inc.
    4.000%, 10/01/23................................             34       33,950
    3.500%, 06/10/24................................             15       14,478
Goldcorp, Inc.
    3.625%, 06/09/21................................             46       45,727
Husky Energy, Inc.
    3.600%, 03/10/27................................  CAD     2,000    1,457,906
ITC Holdings Corp.
    3.650%, 06/15/24................................            113      110,495
Nutrien, Ltd.
    3.625%, 03/15/24................................            540      521,138
    3.000%, 04/01/25................................             40       36,773
Province of British Columbia Canada
    6.500%, 01/15/26................................             93      109,523
Province of Manitoba Canada
    6.300%, 03/05/31................................  CAD     5,000    4,935,660
Province of Ontario Canada
    3.150%, 06/02/22................................  CAD       233      179,265
    2.400%, 06/02/26................................  CAD     4,000    2,903,263
Province of Quebec Canada
    0.875%, 05/04/27................................  EUR     3,800    4,311,999
    0.875%, 07/05/28................................  EUR     3,700    4,138,568
Rogers Communications, Inc.
    3.000%, 03/15/23................................             21       20,359
    4.000%, 03/13/24................................  CAD     2,000    1,542,178
Spectra Energy Partners L.P.
    4.750%, 03/15/24................................             22       22,334
Suncor Energy, Inc.
    3.600%, 12/01/24................................             87       85,441
Thomson Reuters Corp.
    4.300%, 11/23/23................................             60       60,517
    3.850%, 09/29/24................................             79       76,440
Toronto-Dominion Bank (The)
    1.994%, 03/23/22................................  CAD        58       42,541
Toyota Credit Canada, Inc.
    2.020%, 02/28/22................................  CAD        58       42,403
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20................................             15       15,120
Videotron, Ltd.
    5.000%, 07/15/22................................            921      919,849
                                                                     -----------
TOTAL CANADA                                                          26,521,872
                                                                     -----------
DENMARK -- (1.3%)
Denmark Government Bond
    0.500%, 11/15/27................................  DKK    32,300    4,974,775

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
DENMARK -- (Continued)
Kommunekredit
    2.900%, 11/27/26............................................  AUD       3,500  $2,414,126
                                                                                   ----------
TOTAL DENMARK                                                                       7,388,901
                                                                                   ----------
FINLAND -- (1.1%)
Nokia Oyj
    4.375%, 06/12/27............................................            1,750.  1,645,875
Nordea Bank AB
    1.000%, 02/22/23............................................  EUR       4,000   4,635,240
                                                                                   ----------
TOTAL FINLAND                                                                       6,281,115
                                                                                   ----------
FRANCE -- (6.7%)
Agence Francaise de Developpement
    0.250%, 07/21/26............................................  EUR         500     547,236
Air Liquide Finance SA
    1.000%, 03/08/27............................................  EUR       1,100   1,240,593
BNP Paribas SA
    2.450%, 03/17/19............................................                7       6,988
    3.250%, 03/03/23............................................               22      21,503
    1.500%, 11/17/25............................................  EUR       1,200   1,347,187
BPCE SA
    4.000%, 04/15/24............................................              500     499,525
Credit Agricole SA
    2.375%, 05/20/24............................................  EUR       1,000   1,227,607
    1.375%, 05/03/27............................................  EUR       2,000   2,279,296
Dexia Credit Local SA
    1.000%, 10/18/27............................................  EUR       1,600   1,821,778
Electricite de France SA
W   3.625%, 10/13/25............................................               40      38,196
    5.875%, 07/18/31............................................  GBP       1,200   1,970,282
Orange SA
    0.875%, 02/03/27............................................  EUR         500     548,137
    8.125%, 11/20/28............................................  GBP         964   1,796,255
Pernod Ricard SA
    1.500%, 05/18/26............................................  EUR         800     925,417
W   3.250%, 06/08/26............................................              173     163,676
Sanofi
    1.750%, 09/10/26............................................  EUR       2,000   2,411,347
    0.500%, 01/13/27............................................  EUR       2,300   2,505,401
    1.125%, 04/05/28............................................  EUR         700     797,127
    3.625%, 06/19/28............................................            2,000   1,964,364
SNCF Mobilites
    5.375%, 03/18/27............................................  GBP         500     805,049
SNCF Reseau EPIC
    5.250%, 12/07/28............................................  GBP       5,998   9,913,647
    1.125%, 05/25/30............................................  EUR       1,100   1,247,453
Societe Generale SA
    1.125%, 01/23/25............................................  EUR       1,200   1,319,847
Total Capital International SA
    2.100%, 06/19/19............................................               26      25,878
    3.750%, 04/10/24............................................              112     112,361
    0.625%, 10/04/24............................................  EUR       1,000   1,132,297

                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                            --------- -----------
                                                                              (000)
FRANCE -- (Continued)
     2.500%, 03/25/26............................................  EUR          2,000 $ 2,533,562
                                                                                      -----------
TOTAL FRANCE                                                                           39,202,009
                                                                                      -----------
GERMANY -- (3.0%)
Bayer U.S. Finance II LLC
W    1.850%, 11/15/18............................................                  34      33,987
W    5.500%, 08/15/25............................................                  26      27,240
BMW US Capital LLC
W    2.800%, 04/11/26............................................                 194     177,939
W    3.300%, 04/06/27............................................                  58      54,344
Daimler AG
     1.000%, 11/15/27............................................  EUR          3,300   3,521,592
Daimler Finance North America LLC
     8.500%, 01/18/31............................................                 604     823,765
Deutsche Bank AG
     2.500%, 02/13/19............................................                  40      39,906
     2.950%, 08/20/20............................................                   2       1,960
#    3.125%, 01/13/21............................................                  23      22,473
     3.700%, 05/30/24............................................                 113     105,439
     1.125%, 03/17/25............................................  EUR          1,900   2,013,292
Kreditanstalt fuer Wiederaufbau
     2.050%, 02/16/26............................................  JPY      1,069,000  10,897,301
                                                                                      -----------
TOTAL GERMANY                                                                          17,719,238
                                                                                      -----------
IRELAND -- (0.0%)
Johnson Controls International P.L.C.
(r)  3.625%, 07/02/24............................................                  11      10,801
                                                                                      -----------
ITALY -- (1.0%)
Enel Finance International NV
W    4.875%, 06/14/29............................................               2,000   1,870,461
Eni SpA
     1.500%, 01/17/27............................................  EUR          1,000   1,119,294
     1.125%, 09/19/28............................................  EUR            500     525,650
Italy Buoni Poliennali Del Tesoro
     1.250%, 12/01/26............................................  EUR          2,100   2,079,761
                                                                                      -----------
TOTAL ITALY                                                                             5,595,166
                                                                                      -----------
JAPAN -- (0.7%)
American Honda Finance Corp.
     2.300%, 09/09/26............................................                 130     115,485
Beam Suntory, Inc.
     3.250%, 06/15/23............................................                  21      20,278
Mitsubishi UFJ Financial Group, Inc.
     3.677%, 02/22/27............................................                  35      33,758

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                            (000)
JAPAN -- (Continued)
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20............................................               20  $    19,651
Nomura Holdings, Inc.
#   6.700%, 03/04/20............................................               16       16,683
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26............................................               58       56,481
Toyota Motor Credit Corp.
    2.100%, 01/17/19............................................               10        9,992
    3.200%, 01/11/27............................................            3,815    3,617,299
                                                                                   -----------
TOTAL JAPAN                                                                          3,889,627
                                                                                   -----------
LUXEMBOURG -- (3.1%)
Allergan Funding SCS
    3.450%, 03/15/22............................................              150      147,539
    2.125%, 06/01/29............................................  EUR       1,500    1,622,350
DH Europe Finance SA
    1.200%, 06/30/27............................................  EUR       1,300    1,457,217
European Financial Stability Facility
    0.950%, 02/14/28............................................  EUR       1,900    2,177,251
Nestle Finance International, Ltd.
    1.250%, 11/02/29............................................  EUR       1,380    1,558,120
Novartis Finance SA
    1.625%, 11/09/26............................................  EUR       3,300    3,935,099
    1.125%, 09/30/27............................................  EUR       5,000    5,690,220
Whirlpool Finance Luxembourg Sarl
    1.250%, 11/02/26............................................  EUR       1,200    1,300,464
    1.100%, 11/09/27............................................  EUR         500      523,527
                                                                                   -----------
TOTAL LUXEMBOURG                                                                    18,411,787
                                                                                   -----------
NETHERLANDS -- (7.7%)
Ahold Finance USA LLC
    6.875%, 05/01/29............................................                8        9,212
BMW Finance NV
    1.125%, 01/10/28............................................  EUR         750      818,393
BNG Bank NV
    0.625%, 06/19/27............................................  EUR       5,100    5,728,999
Cooperatieve Rabobank UA
    3.875%, 02/08/22............................................               83       83,449
    2.375%, 05/22/23............................................  EUR       2,300    2,826,313
    1.250%, 03/23/26............................................  EUR       2,500    2,889,445
Deutsche Telekom International Finance BV
    1.125%, 05/22/26............................................  EUR       1,000    1,124,194
    1.375%, 01/30/27............................................  EUR         500      564,920
E.ON International Finance BV
    6.375%, 06/07/32............................................  GBP       1,150    1,973,076

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                            (000)
NETHERLANDS -- (Continued)
Enel Finance International NV
    1.375%, 06/01/26............................................  EUR       1,500  $ 1,626,837
Heineken NV
W   2.750%, 04/01/23............................................               26       25,184
    1.375%, 01/29/27............................................  EUR       1,200    1,363,111
Iberdrola International BV
    0.375%, 09/15/25............................................  EUR       1,400    1,508,664
ING Groep NV
    1.375%, 01/11/28............................................  EUR       2,100    2,276,992
Koninklijke KPN NV
    5.750%, 09/17/29............................................  GBP       1,500    2,340,161
Koninklijke Philips NV
    1.375%, 05/02/28............................................  EUR       2,000    2,221,784
Mylan NV
    2.250%, 11/22/24............................................  EUR       1,000    1,138,768
    3.125%, 11/22/28............................................  EUR       1,400    1,593,100
Sensata Technologies BV
W   5.000%, 10/01/25............................................              500      482,500
Shell International Finance BV
    2.250%, 11/10/20............................................               54       53,018
    3.400%, 08/12/23............................................              123      122,405
    3.250%, 05/11/25............................................              334      321,968
    2.875%, 05/10/26............................................              348      325,274
    2.500%, 09/12/26............................................            2,595    2,356,047
    1.625%, 01/20/27............................................  EUR       6,208    7,366,614
Unilever NV
    1.000%, 02/14/27............................................  EUR       1,500    1,675,530
Volkswagen International Finance NV
    1.875%, 03/30/27............................................  EUR       2,000    2,188,756
                                                                                   -----------
TOTAL NETHERLANDS                                                                   45,004,714
                                                                                   -----------
NORWAY -- (0.3%)
Equinor ASA
    2.650%, 01/15/24............................................               81       77,256
Norway Government Bond
W   1.500%, 02/19/26............................................  NOK      14,000    1,625,158
                                                                                   -----------
TOTAL NORWAY                                                                         1,702,414
                                                                                   -----------
SPAIN -- (0.5%)
Santander Holdings USA, Inc.
    4.500%, 07/17/25............................................              206      201,466
Santander UK P.L.C.
    4.000%, 03/13/24............................................              103      102,475
Telefonica Emisiones SAU
    5.462%, 02/16/21............................................               10       10,390
    1.715%, 01/12/28............................................  EUR       1,800    1,971,124
Telefonica Europe BV
    8250%, 09/15/30.............................................              500      631,283
                                                                                   -----------
TOTAL SPAIN                                                                          2,916,738
                                                                                   -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                             FACE
                                                                            AMOUNT^    VALUE+
                                                                           --------- -----------
                                                                             (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.4%)
Asian Development Bank
    2.350%, 06/21/27............................................  JPY      1,130,000 $11,981,114
European Investment Bank
    1.900%, 01/26/26............................................  JPY        118,300   1,192,280
    2.150%, 01/18/27............................................  JPY      1,205,000  12,523,489
                                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                          25,696,883
                                                                                     -----------
SWEDEN -- (1.7%)
Svenska Handelsbanken AB
    0.250%, 02/28/22............................................  EUR            110     124,637
Sweden Government Bond
    0.750%, 05/12/28............................................  SEK         35,400   3,915,502
    2.250%, 06/01/32............................................  SEK         37,000   4,674,530
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22............................................               1,323   1,299,242
                                                                                     -----------
TOTAL SWEDEN                                                                          10,013,911
                                                                                     -----------
SWITZERLAND -- (0.6%)
ABB Finance USA, Inc.
    2.875%, 05/08/22............................................                  45      44,010
Credit Suisse AG
    1.500%, 04/10/26............................................  EUR            700     822,315
Novartis Capital Corp.
    3.100%, 05/17/27............................................                 878     832,305
UBS Group Funding Switzerland AG
    1.250%, 09/01/26............................................  EUR          1,800   1,985,836
                                                                                     -----------
TOTAL SWITZERLAND                                                                      3,684,466
                                                                                     -----------
UNITED KINGDOM -- (8.6%)
Aon P.L.C.
    4.000%, 11/27/23............................................                  47      47,259
    2.875%, 05/14/26............................................  EUR          1,400   1,708,146
AstraZeneca P.L.C.
    2.375%, 11/16/20............................................                  34      33,379
    3.375%, 11/16/25............................................                  87      82,659
    1.250%, 05/12/28............................................  EUR          1,200   1,330,504
    5.750%, 11/13/31............................................  GBP            450     753,018
Barclays Bank P.L.C.
    2.250%, 06/10/24............................................  EUR            500     606,938
Barclays P.L.C.
    3.250%, 02/12/27............................................  GBP          1,657   2,061,191
BAT International Finance P.L.C.
    4.000%, 09/04/26............................................  GBP          1,220   1,684,774
    1.250%, 03/13/27............................................  EUR          1,000   1,068,735
BP Capital Markets P.L.C.
    3.245%, 05/06/22............................................                  33      32,673
    3.535%, 11/04/24............................................                  26      25,601

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED KINGDOM -- (Continued)
    1.077%, 06/26/25............................................  EUR       1,200  $1,364,310
    3.119%, 05/04/26............................................               35      32,937
    3.017%, 01/16/27............................................              127     117,568
    1.594%, 07/03/28............................................  EUR       1,233   1,413,428
British Telecommunications P.L.C.
    1.000%, 11/21/24............................................  EUR       1,200   1,317,372
    1.500%, 06/23/27............................................  EUR         500     542,627
    3.125%, 11/21/31............................................  GBP         700     870,180
Centrica P.L.C.
    4.375%, 03/13/29............................................  GBP       1,000   1,437,481
Coca-Cola European Partners P.L.C.
    1.750%, 05/26/28............................................  EUR       1,400   1,614,234
GlaxoSmithKline Capital P.L.C.
    1.000%, 09/12/26............................................  EUR       1,500   1,681,767
HSBC Holdings P.L.C.
    4.000%, 03/30/22............................................               59      59,535
    2.625%, 08/16/28............................................  GBP       2,364   2,913,155
HSBC USA, Inc.
    3.500%, 06/23/24............................................              147     143,109
Janus Capital Group, Inc.
    4.875%, 08/01/25............................................              106     106,530
Lloyds Banking Group P.L.C.
    1.500%, 09/12/27............................................  EUR       2,100   2,265,898
Mead Johnson Nutrition Co.
    4.125%, 11/15/25............................................               69      69,111
Nationwide Building Society
    3.250%, 01/20/28............................................  GBP       1,500   1,998,546
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30............................................  GBP       2,150   3,511,138
Rio Tinto Finance P.L.C.
    4.000%, 12/11/29............................................  GBP       2,000   2,932,958
Rolls-Royce P.L.C.
W   3.625%, 10/14/25............................................              520     502,246
    3.375%, 06/18/26............................................  GBP         800   1,088,434
Santander UK P.L.C.
    2.375%, 03/16/20............................................                4       3,950
    3.875%, 10/15/29............................................  GBP       1,478   2,055,490
Sky P.L.C.
    2.500%, 09/15/26............................................  EUR       2,000   2,430,930
TechnipFMC P.L.C.
    3.450%, 10/01/22............................................               49      47,598
Transport for London
    4.000%, 09/12/33............................................  GBP       4,400   6,715,716
Vodafone Group P.L.C.
    4.375%, 03/16/21............................................               11      11,224
    2.500%, 09/26/22............................................              113     107,468
    1.125%, 11/20/25............................................  EUR         500     553,094
    1.500%, 07/24/27............................................  EUR         350     388,463
    4.200%, 12/13/27............................................  AUD       1,800   1,257,768
    7.875%, 02/15/30............................................               77      94,407

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                             (000)
UNITED KINGDOM -- (Continued)
Western Power Distribution South West P.L.C.
    5.875%, 03/25/27............................................  GBP         900  $ 1,416,773
                                                                                   -----------
TOTAL UNITED KINGDOM                                                                50,500,322
                                                                                   -----------
UNITED STATES -- (47.6%)
21st Century Fox America, Inc.
    3.700%, 09/15/24............................................              168      165,984
3M Co.
    1.500%, 11/09/26............................................  EUR       1,100    1,295,383
    2.875%, 10/15/27............................................              168      157,785
Abbott Laboratories
    2.800%, 09/15/20............................................                2        1,983
    2.950%, 03/15/25............................................              146      138,806
AbbVie, Inc.
    2.900%, 11/06/22............................................               33       31,947
    3.600%, 05/14/25............................................            1,000      954,171
    4.250%, 11/14/28............................................              400      385,637
Activision Blizzard, Inc.
    3.400%, 06/15/27............................................               52       48,262
Adobe, Inc.
    3.250%, 02/01/25............................................               22       21,278
Advance Auto Parts, Inc.
    4.500%, 12/01/23............................................               14       14,251
AECOM
    5.875%, 10/15/24............................................              500      508,750
    5.125%, 03/15/27............................................              700      651,000
Aetna, Inc.
    2.200%, 03/15/19............................................                4        3,992
    2.750%, 11/15/22............................................               97       93,014
    3.500%, 11/15/24............................................               63       61,224
Affiliated Managers Group, Inc.
    3.500%, 08/01/25............................................               30       28,433
Aflac, Inc.
    2.400%, 03/16/20............................................               13       12,870
    3.250%, 03/17/25............................................              129      124,084
Air Products & Chemicals, Inc.
    2.750%, 02/03/23............................................               11       10,641
Alabama Power Co.
    2.800%, 04/01/25............................................               30       28,021
Albemarle Corp.
    4.150%, 12/01/24............................................               86       85,992
Allergan Finance LLC
    3.250%, 10/01/22............................................               88       85,428
Allergan Funding SCS
    3.800%, 03/15/25............................................              529      509,765
Allstate Corp. (The)
    3.150%, 06/15/23............................................               59       57,941
Ally Financial, Inc.
    4.125%, 02/13/22............................................            1,250    1,231,250

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
Alphabet, Inc.
    3.375%, 02/25/24............................................               53  $   52,862
    1.998%, 08/15/26............................................               86      76,410
Altria Group, Inc.
    4.750%, 05/05/21............................................                2       2,057
    2.850%, 08/09/22............................................               46      44,706
Amazon.com, Inc.
    3.800%, 12/05/24............................................               57      57,275
Ameren Corp.
    2.700%, 11/15/20............................................               12      11,823
American Express Credit Corp.
    2.250%, 05/05/21............................................                2       1,945
    3.300%, 05/03/27............................................              131     124,864
American International Group, Inc.
    3.300%, 03/01/21............................................               17      16,828
    4.875%, 06/01/22............................................               17      17,492
    4.125%, 02/15/24............................................              118     117,290
    3.750%, 07/10/25............................................               95      90,711
    3.900%, 04/01/26............................................               46      43,826
    1.875%, 06/21/27............................................  EUR       2,075   2,328,127
American Water Capital Corp.
    3.850%, 03/01/24............................................               25      25,122
Ameriprise Financial, Inc.
    4.000%, 10/15/23............................................               43      43,395
    2.875%, 09/15/26............................................               65      59,357
AmerisourceBergen Corp.
    3.400%, 05/15/24............................................              433     419,090
Amgen, Inc.
    4.100%, 06/15/21............................................               82      83,137
    3.625%, 05/22/24............................................               75      73,890
    3.125%, 05/01/25............................................               37      35,014
    2.600%, 08/19/26............................................               28      25,058
    4.000%, 09/13/29............................................  GBP       1,336   1,894,985
Analog Devices, Inc.
    3.900%, 12/15/25............................................               35      34,245
    3.500%, 12/05/26............................................               23      21,700
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23............................................               58      54,933
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21............................................                5       5,084
    2.500%, 07/15/22............................................               24      22,880
Anixter, Inc.
    5.500%, 03/01/23............................................            1,090   1,098,175
Anthem, Inc.
    4.350%, 08/15/20............................................               13      13,217
    3.125%, 05/15/22............................................               25      24,437
    3.500%, 08/15/24............................................               58      56,230
    3.650%, 12/01/27............................................            4,424   4,136,027
Aon Corp.
    5.000%, 09/30/20............................................                9       9,262

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
Aon P.L.C.
    3.500%, 06/14/24............................................              107  $  104,013
Apache Corp.
    3.250%, 04/15/22............................................               75      73,406
    4.375%, 10/15/28............................................            3,000   2,876,847
Apple, Inc.
    2.250%, 02/23/21............................................               58      56,851
    2.400%, 05/03/23............................................              153     145,880
    3.450%, 05/06/24............................................              227     224,606
    2.500%, 02/09/25............................................               53      49,456
    0.875%, 05/24/25............................................  EUR       4,000   4,562,225
    3.250%, 02/23/26............................................              233     224,336
    2.450%, 08/04/26............................................              200     182,171
    3.350%, 02/09/27............................................              393     378,607
    3.000%, 06/20/27............................................               64      59,899
    3.000%, 11/13/27............................................               81      75,624
    1.375%, 05/24/29............................................  EUR       2,700   3,098,157
    3.050%, 07/31/29............................................  GBP       4,700   6,502,851
Applied Materials, Inc.
    4.300%, 06/15/21............................................                7       7,165
    3.300%, 04/01/27............................................               59      55,675
Archer-Daniels-Midland Co.
    2.500%, 08/11/26............................................               58      52,319
Arconic, Inc.
    5.900%, 02/01/27............................................            1,200   1,185,000
Arizona Public Service Co.
    8.750%, 03/01/19............................................                2       2,037
    3.150%, 05/15/25............................................               71      68,206
Arrow Electronics, Inc.
    3.875%, 01/12/28............................................            1,104   1,007,791
Ashland LLC
    4.750%, 08/15/22............................................              900     893,250
Assurant, Inc.
    4.000%, 03/15/23............................................               75      74,164
AT&T, Inc.
    3.000%, 02/15/22............................................               74      72,255
    3.800%, 03/15/22............................................               59      58,928
    3.950%, 01/15/25............................................              115     111,600
    3.400%, 05/15/25............................................              253     237,550
    1.800%, 09/05/26............................................  EUR         800     897,784
    4.375%, 09/14/29............................................  GBP         500     694,299
Autodesk, Inc.
    3.125%, 06/15/20............................................               31      30,871
    4.375%, 06/15/25............................................               35      34,682
    3.500%, 06/15/27............................................               36      33,085
Automatic Data Processing, Inc.
    3.375%, 09/15/25............................................              144     142,485
AutoZone, Inc.
    2.875%, 01/15/23............................................              140     134,458
    3.125%, 07/15/23............................................               15      14,536
    3.250%, 04/15/25............................................               72      67,640
    3.125%, 04/21/26............................................            1,187   1,091,449

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- ----------
                                                                              (000)
UNITED STATES -- (Continued)
Avnet, Inc.
     4.625%, 04/15/26............................................               65  $   63,237
BAE Systems Holdings, Inc.
W    2.850%, 12/15/20............................................               14      13,854
Baker Hughes a GE Co. LLC
     3.200%, 08/15/21............................................                2       1,982
Ball Corp.
     5.000%, 03/15/22............................................              645     654,675
     4.875%, 03/15/26............................................              500     493,125
Baltimore Gas & Electric Co.
     2.400%, 08/15/26............................................                8       7,176
Bank of America Corp.
     3.300%, 01/11/23............................................               52      50,843
     4.000%, 04/01/24............................................               72      71,889
     7.000%, 07/31/28............................................  GBP       1,500   2,587,129
(r)  3.419%, 12/20/28............................................              184     169,709
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19............................................                5       5,068
     3.650%, 02/04/24............................................              123     122,305
     3.000%, 02/24/25............................................              330     313,102
     2.800%, 05/04/26............................................               64      59,182
Baxalta, Inc.
     2.875%, 06/23/20............................................                2       1,978
Baxter International, Inc.
     2.600%, 08/15/26............................................               49      44,060
Bayer U.S. Finance II LLC
W    2.125%, 07/15/19............................................                3       2,977
Bed Bath & Beyond, Inc.
#    3.749%, 08/01/24............................................            1,407   1,229,930
Bemis Co., Inc.
     4.500%, 10/15/21............................................                7       7,144
Berkshire Hathaway, Inc.
#    3.750%, 08/15/21............................................               30      30,498
     3.400%, 01/31/22............................................               37      37,101
     3.125%, 03/15/26............................................            2,387   2,273,151
     1.125%, 03/16/27............................................  EUR       2,448   2,738,174
     2.150%, 03/15/28............................................  EUR         700     847,630
Biogen, Inc.
     2.900%, 09/15/20............................................              172     170,356
     4.050%, 09/15/25............................................            1,000     991,529
BlackRock, Inc.
     3.200%, 03/15/27............................................              287     273,347
Boeing Co. (The)
     8.750%, 08/15/21............................................               11      12,586
     2.500%, 03/01/25............................................               75      69,628
     2.600%, 10/30/25............................................               42      38,995
Booking Holdings, Inc.
     2.375%, 09/23/24............................................  EUR       1,000   1,207,556
     3.600%, 06/01/26............................................              108     103,163
     1.800%, 03/03/27............................................  EUR         800     915,030
Boston Scientific Corp.
     4.125%, 10/01/23............................................               17      17,158

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
Brinker International, Inc.
    3.875%, 05/15/23............................................            1,250  $1,168,750
Bristol-Myers Squibb Co.
    2.000%, 08/01/22............................................               79      75,289
Brown & Brown, Inc.
    4.200%, 09/15/24............................................               54      53,092
Brown-Forman Corp.
    2.600%, 07/07/28............................................  GBP       1,100   1,411,923
Buckeye Partners L.P.
    4.150%, 07/01/23............................................               22      21,441
    3.950%, 12/01/26............................................               87      79,465
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27............................................            2,000   1,819,303
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25............................................               50      48,006
    7.000%, 12/15/25............................................               10      11,862
CA, Inc.
    4.700%, 03/15/27............................................              205     198,639
Campbell Soup Co.
    4.250%, 04/15/21............................................               12      12,160
    2.500%, 08/02/22............................................               23      21,707
    3.300%, 03/19/25............................................               47      42,826
#   4.150%, 03/15/28............................................            2,050   1,886,590
Capital One Financial Corp.
    4.750%, 07/15/21............................................               23      23,669
    3.750%, 04/24/24............................................               54      52,581
    3.750%, 03/09/27............................................            1,800   1,670,646
Cardinal Health, Inc.
    4.625%, 12/15/20............................................                7       7,147
    3.200%, 06/15/22............................................               45      43,794
    3.410%, 06/15/27............................................            2,067   1,873,247
Caterpillar, Inc.
    2.600%, 06/26/22............................................               30      29,121
    3.400%, 05/15/24............................................               21      20,795
CBS Corp.
    3.375%, 03/01/22............................................               27      26,574
    3.500%, 01/15/25............................................               28      26,439
    2.900%, 01/15/27............................................            3,269   2,867,261
    7.875%, 07/30/30............................................               13      15,960
Celgene Corp.
    4.000%, 08/15/23............................................               96      95,853
    3.625%, 05/15/24............................................               52      50,506
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21............................................               18      18,311
CF Industries, Inc.
#   3.450%, 06/01/23............................................            1,048     995,600
Charles Schwab Corp. (The)
    3.000%, 03/10/25............................................               99      93,997
Chemours Co. (The)
    5.375%, 05/15/27............................................            1,600   1,488,000
Chevron Corp.
    2.355%, 12/05/22............................................               52      49,902

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                          (000)
UNITED STATES -- (Continued)
    2.954%, 05/16/26............................................           133  $  125,218
Choice Hotels International, Inc.
    5.750%, 07/01/22............................................           988   1,037,400
Chubb INA Holdings, Inc.
    2.875%, 11/03/22............................................            22      21,486
    2.700%, 03/13/23............................................            35      33,730
    3.350%, 05/15/24............................................            60      58,879
    1.550%, 03/15/28............................................  EUR    2,400   2,704,258
Cigna Corp.
    4.000%, 02/15/22............................................             9       9,061
Cisco Systems, Inc.
    3.625%, 03/04/24............................................            22      22,091
    2.500%, 09/20/26............................................         1,000     911,502
CIT Group, Inc.
    5.000%, 08/01/23............................................           800     802,000
    5.250%, 03/07/25............................................           640     643,200
Citigroup, Inc.
    4.500%, 01/14/22............................................            17      17,365
    3.875%, 10/25/23............................................            33      32,947
    3.750%, 06/16/24............................................            30      29,530
    3.300%, 04/27/25............................................            90      85,769
    5.150%, 05/21/26............................................  GBP    1,323   1,971,961
Clorox Co. (The)
    3.500%, 12/15/24............................................            37      36,441
CME Group, Inc.
    3.000%, 03/15/25............................................            33      31,503
CMS Energy Corp.
    3.875%, 03/01/24............................................            20      19,880
    3.600%, 11/15/25............................................            37      35,766
    3.000%, 05/15/26............................................            58      54,047
CNA Financial Corp.
    5.750%, 08/15/21............................................            49      51,625
    4.500%, 03/01/26............................................            75      75,039
CNH Industrial Capital LLC
    4.375%, 04/05/22............................................           406     408,014
CNO Financial Group, Inc.
    5.250%, 05/30/25............................................         1,720   1,735,050
Coca Cola Co.
    1.875%, 09/22/26............................................  EUR    1,400   1,688,905
Coca-Cola Co. (The)
    1.875%, 10/27/20............................................           190     185,714
    2.250%, 09/01/26............................................           147     131,795
#   2.900%, 05/25/27............................................           275     257,228
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22............................................            35      42,279
Comcast Corp.
    3.600%, 03/01/24............................................            51      50,480
    3.375%, 08/15/25............................................            49      47,140
    3.150%, 03/01/26............................................           102      95,399
Conagra Brands, Inc.
    3.200%, 01/25/23............................................            54      52,167

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
ConocoPhillips Co.
    4.950%, 03/15/26............................................              173  $  183,665
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24............................................               15      14,612
Constellation Brands, Inc.
    3.500%, 05/09/27............................................            3,000   2,773,287
Continental Resources, Inc.
    4.500%, 04/15/23............................................              800     802,711
Corning, Inc.
    3.700%, 11/15/23............................................               32      31,376
Cox Communications, Inc.
W   3.850%, 02/01/25............................................               79      76,305
W   3.500%, 08/15/27............................................              800     736,362
CSX Corp.
    4.250%, 06/01/21............................................                9       9,168
CVS Health Corp.
    2.800%, 07/20/20............................................               22      21,767
    2.125%, 06/01/21............................................               15      14,458
    3.375%, 08/12/24............................................              174     166,830
    3.875%, 07/20/25............................................            1,985   1,931,954
Danaher Corp.
    3.350%, 09/15/25............................................               17      16,539
Deere & Co.
    5.375%, 10/16/29............................................                5       5,543
Diageo Investment Corp.
    2.875%, 05/11/22............................................                2       1,959
Discovery Communications LLC
W   2.800%, 06/15/20............................................                6       5,925
    3.300%, 05/15/22............................................               16      15,597
W   3.500%, 06/15/22............................................               90      88,190
    3.250%, 04/01/23............................................                7       6,760
W   3.900%, 11/15/24............................................               63      61,018
    3.450%, 03/15/25............................................               66      61,988
Dollar General Corp.
    3.250%, 04/15/23............................................               79      76,733
    4.150%, 11/01/25............................................               13      12,854
    4.125%, 05/01/28............................................            2,000   1,938,008
Dollar Tree, Inc.
    4.200%, 05/15/28............................................            1,600   1,513,838
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20............................................               84      82,908
    3.600%, 12/15/24............................................               37      36,186
Dominion Energy, Inc.
    3.625%, 12/01/24............................................               15      14,700
    3.900%, 10/01/25............................................              117     114,151
Dover Corp.
    1.250%, 11/09/26............................................  EUR       3,100   3,440,184
Dow Chemical Co. (The)
    3.000%, 11/15/22............................................               31      30,107
    3.500%, 10/01/24............................................               87      84,392

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
DTE Energy Co.
    2.400%, 12/01/19............................................               25  $   24,742
    3.850%, 12/01/23............................................               11      10,959
    2.850%, 10/01/26............................................              500     452,384
Duke Energy Corp.
    3.050%, 08/15/22............................................              131     128,036
    3.750%, 04/15/24............................................               67      66,401
DXC Technology Co.
    4.450%, 09/18/22............................................               37      37,574
E*TRADE Financial Corp.
    4.500%, 06/20/28............................................            2,000   1,965,889
Eastman Chemical Co.
    2.700%, 01/15/20............................................                5       4,962
    3.600%, 08/15/22............................................                3       2,980
    3.800%, 03/15/25............................................               51      49,447
    1.875%, 11/23/26............................................  EUR       3,500   4,097,884
Eaton Corp.
    2.750%, 11/02/22............................................               34      32,831
Eaton Vance Corp.
    3.500%, 04/06/27............................................              517     489,638
eBay, Inc.
    3.800%, 03/09/22............................................               87      87,198
    2.600%, 07/15/22............................................               31      29,765
    3.600%, 06/05/27............................................              115     106,437
Ecolab, Inc.
    2.700%, 11/01/26............................................               52      47,573
Edgewell Personal Care Co.
    4.700%, 05/24/22............................................            1,185   1,152,413
EMC Corp.
    3.375%, 06/01/23............................................            1,255   1,168,195
EMD Finance LLC
W   2.950%, 03/19/22............................................               60      58,358
Emerson Electric Co.
    3.150%, 06/01/25............................................               62      59,425
Energy Transfer Operating L.P.
    4.750%, 01/15/26............................................               67      65,974
Enterprise Products Operating LLC
    5.200%, 09/01/20............................................                6       6,179
    3.900%, 02/15/24............................................               24      23,965
    3.750%, 02/15/25............................................               23      22,555
    3.700%, 02/15/26............................................               62      59,843
EOG Resources, Inc.
    4.100%, 02/01/21............................................               20      20,261
    3.150%, 04/01/25............................................               79      76,080
EQT Corp.
    3.900%, 10/01/27............................................            1,500   1,365,002
Equifax, Inc.
    3.250%, 06/01/26............................................              900     814,817
ERAC USA Finance LLC
W   3.850%, 11/15/24............................................            1,388   1,369,173
Evergy, Inc.
    4.850%, 06/01/21............................................               29      29,599

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CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
Eversource Energy
    2.500%, 03/15/21............................................                6  $    5,887
    2.800%, 05/01/23............................................               55      52,904
Exelon Corp.
    2.450%, 04/15/21............................................               15      14,574
    3.950%, 06/15/25............................................               27      26,577
    3.400%, 04/15/26............................................            1,225   1,152,274
Exelon Generation Co. LLC
    2.950%, 01/15/20............................................               10       9,936
Express Scripts Holding Co.
    3.900%, 02/15/22............................................               56      56,166
    3.500%, 06/15/24............................................               97      94,195
    3.400%, 03/01/27............................................              174     159,851
Exxon Mobil Corp.
    3.176%, 03/15/24............................................              385     379,948
    3.043%, 03/01/26............................................            3,058   2,920,718
FedEx Corp.
    2.625%, 08/01/22............................................               51      49,239
    4.000%, 01/15/24............................................               99     100,635
    3.200%, 02/01/25............................................               44      42,043
    1.625%, 01/11/27............................................  EUR       2,000   2,265,418
Fidelity National Information Services, Inc.
    2.250%, 08/15/21............................................               45      43,287
    5.000%, 10/15/25............................................               35      36,420
Gap, Inc. (The)
    5.950%, 04/12/21............................................              315     325,211
GATX Corp.
    3.250%, 03/30/25............................................               60      56,074
    3.250%, 09/15/26............................................               32      29,092
General Dynamics Corp.
    2.250%, 11/15/22............................................               56      53,706
    2.125%, 08/15/26............................................               86      76,562
General Electric Co.
    0.375%, 05/17/22............................................  EUR         135     149,866
    3.375%, 03/11/24............................................               37      35,271
    0.875%, 05/17/25............................................  EUR         500     535,224
    6.750%, 03/15/32............................................              221     249,655
General Mills, Inc.
    3.150%, 12/15/21............................................                9       8,856
    3.200%, 02/10/27............................................            1,007     908,910
    1.500%, 04/27/27............................................  EUR       1,000   1,132,461
General Motors Financial Co., Inc.
    2.250%, 09/06/24............................................  GBP         950   1,157,460
    5.250%, 03/01/26............................................              208     207,690
    4.350%, 01/17/27............................................               58      54,007
Georgia Power Co.
    2.850%, 05/15/22............................................               21      20,376
    3.250%, 03/30/27............................................              154     142,823
Gilead Sciences, Inc.
    2.050%, 04/01/19............................................                2       1,992
    4.400%, 12/01/21............................................               17      17,421
    3.700%, 04/01/24............................................              124     122,761

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
    3.650%, 03/01/26............................................               57  $   55,208
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23............................................               63      61,025
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21............................................               26      27,037
    4.000%, 03/03/24............................................              250     248,372
    3.750%, 05/22/25............................................               87      84,291
    1.625%, 07/27/26............................................  EUR       1,175   1,317,247
    2.000%, 03/22/28............................................  EUR       2,000   2,259,943
Goodyear Tire & Rubber Co. (The)
    4.875%, 03/15/27............................................            1,239   1,105,808
Graphic Packaging International LLC
    4.125%, 08/15/24............................................              500     473,750
Halliburton Co.
    3.500%, 08/01/23............................................               75      73,828
    3.800%, 11/15/25............................................               29      28,213
Hanesbrands, Inc.
W   4.875%, 05/15/26............................................            1,300   1,231,750
Harley-Davidson, Inc.
    3.500%, 07/28/25............................................               42      40,120
Harris Corp.
    2.700%, 04/27/20............................................                6       5,933
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22............................................               79      82,428
Hasbro, Inc.
    3.500%, 09/15/27............................................            3,562   3,268,907
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25............................................               35      35,540
Home Depot, Inc. (The)
    2.700%, 04/01/23............................................               15      14,537
    3.350%, 09/15/25............................................               43      42,085
Honeywell International, Inc.
    2.500%, 11/01/26............................................              102      93,495
Hormel Foods Corp.
    4.125%, 04/15/21............................................               17      17,320
Humana, Inc.
    3.850%, 10/01/24............................................               91      89,853
Huntington Bancshares, Inc.
    3.150%, 03/14/21............................................               18      17,796
    2.300%, 01/14/22............................................               38      36,317
Hyatt Hotels Corp.
    3.375%, 07/15/23............................................               23      22,383
Illinois Tool Works, Inc.
    1.950%, 03/01/19............................................                4       3,991
    3.500%, 03/01/24............................................               75      74,852
Intel Corp.
    2.700%, 12/15/22............................................               11      10,692

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CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                             (000)
UNITED STATES -- (Continued)
Intercontinental Exchange, Inc.
    3.750%, 12/01/25............................................            1,000  $  988,420
International Business Machines Corp.
    2.250%, 02/19/21............................................              231     225,339
    3.625%, 02/12/24............................................              112     111,016
#   3.300%, 01/27/27............................................              306     291,432
    1.750%, 03/07/28............................................  EUR       1,000   1,163,370
International Paper Co.
    3.650%, 06/15/24............................................               92      91,058
    3.800%, 01/15/26............................................               12      11,593
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24............................................              546     542,535
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27............................................               57      54,762
JM Smucker Co. (The)
    3.500%, 03/15/25............................................               58      55,238
John Deere Capital Corp.
    2.550%, 01/08/21............................................              112     110,413
    3.350%, 06/12/24............................................              672     661,195
Johnson & Johnson
    2.450%, 03/01/26............................................               38      35,076
    2.950%, 03/03/27............................................              700     663,508
JPMorgan Chase & Co.
    3.625%, 05/13/24............................................              142     139,820
    3.900%, 07/15/25............................................              129     127,220
Juniper Networks, Inc.
    4.600%, 03/15/21............................................               30      30,584
#   4.500%, 03/15/24............................................               49      49,613
Kellogg Co.
    1.250%, 03/10/25............................................  EUR         500     565,183
    3.250%, 04/01/26............................................              661     610,756
    7.450%, 04/01/31............................................               61      75,716
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25............................................               20      18,570
KeyCorp
    2.900%, 09/15/20............................................               17      16,843
Kimberly-Clark Corp.
    1.900%, 05/22/19............................................                6       5,969
    2.400%, 06/01/23............................................               22      20,929
Kohl's Corp.
    4.750%, 12/15/23............................................               17      17,312
Kraft Heinz Foods Co.
    3.500%, 06/06/22............................................              107     105,751
    3.950%, 07/15/25............................................              135     130,501
    4.125%, 07/01/27............................................  GBP       1,600   2,177,614
Kroger Co. (The)
    3.850%, 08/01/23............................................               39      38,861
    7.500%, 04/01/31............................................               90     107,736
L Brands, Inc.
    6.694%, 01/15/27............................................              950     893,000

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                          (000)
UNITED STATES -- (Continued)
L3 Technologies, Inc.
    3.950%, 05/28/24............................................            29  $   28,562
Laboratory Corp. of America Holdings
    4.000%, 11/01/23............................................            45      45,132
Lam Research Corp.
    3.800%, 03/15/25............................................         1,000     985,838
Legg Mason, Inc.
    3.950%, 07/15/24............................................            55      53,923
    4.750%, 03/15/26............................................            23      23,159
Lennar Corp.
    4.750%, 05/30/25............................................         1,465   1,395,412
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21............................................            78      79,988
    2.750%, 05/04/26............................................  EUR    1,700   2,040,691
Lockheed Martin Corp.
    2.900%, 03/01/25............................................           552     524,564
    3.550%, 01/15/26............................................            56      54,662
Loews Corp.
    2.625%, 05/15/23............................................            44      42,031
    3.750%, 04/01/26............................................           125     122,834
Lowe's Cos., Inc.
    3.120%, 04/15/22............................................             3       2,972
    3.375%, 09/15/25............................................            61      59,014
LYB International Finance II BV
    3.500%, 03/02/27............................................            35      31,953
LyondellBasell Industries NV
    5.750%, 04/15/24............................................         1,400   1,496,083
Macy's Retail Holdings, Inc.
#   3.625%, 06/01/24............................................           750     709,447
Magellan Midstream Partners L.P.
    4.250%, 02/01/21............................................            18      18,232
Marathon Petroleum Corp.
    3.625%, 09/15/24............................................            96      93,566
Marriott International, Inc.
#   2.875%, 03/01/21............................................            12      11,841
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19............................................             6       5,966
    3.500%, 06/03/24............................................            97      94,636
    3.500%, 03/10/25............................................           700     675,132
Mastercard, Inc.
    3.375%, 04/01/24............................................            21      20,794
Maxim Integrated Products, Inc.
    3.450%, 06/15/27............................................            69      64,191
McDonald's Corp.
    2.200%, 05/26/20............................................             9       8,867
    3.500%, 07/15/20............................................            57      57,285
    2.625%, 01/15/22............................................            22      21,398
    2.875%, 12/17/25............................................  EUR      600     758,928
    5.875%, 04/23/32............................................  GBP      750   1,259,973

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
McKesson Corp.
   3.796%, 03/15/24.........................................         51  $   50,136
   3.125%, 02/17/29......................................... GBP  2,170   2,729,890
Medtronic, Inc.
   3.125%, 03/15/22.........................................         13      12,834
   3.500%, 03/15/25.........................................         23      22,519
Merck & Co., Inc.
   2.750%, 02/10/25.........................................        136     128,979
Meritage Homes Corp.
   6.000%, 06/01/25.........................................      1,325   1,288,562
MetLife, Inc.
   3.600%, 04/10/24.........................................        189     187,771
   3.000%, 03/01/25.........................................      1,500   1,414,895
MGIC Investment Corp.
   5.750%, 08/15/23.........................................        500     512,500
MGM Resorts International
   7.750%, 03/15/22.........................................      1,100   1,181,125
   4.625%, 09/01/26.........................................        105      94,763
Microsoft Corp.
   3.125%, 11/03/25.........................................         36      34,883
   2.400%, 08/08/26.........................................        346     315,611
   3.300%, 02/06/27.........................................        288     279,290
Molson Coors Brewing Co.
   3.500%, 05/01/22.........................................         33      32,612
   1.250%, 07/15/24......................................... EUR  1,200   1,344,450
   3.000%, 07/15/26.........................................         87      77,465
Mondelez International, Inc.
   1.625%, 03/08/27......................................... EUR  1,500   1,710,719
Morgan Stanley
   5.500%, 07/28/21.........................................         10      10,475
   3.875%, 04/29/24.........................................        140     138,427
   3.875%, 01/27/26.........................................      1,095   1,060,917
   1.375%, 10/27/26......................................... EUR  2,550   2,809,464
Mosaic Co. (The)
   4.250%, 11/15/23.........................................         46      46,235
   4.050%, 11/15/27.........................................      1,000     949,150
Motorola Solutions, Inc.
   3.750%, 05/15/22.........................................         37      36,419
   3.500%, 03/01/23.........................................         37      35,886
MPLX L.P.
   4.125%, 03/01/27.........................................      1,189   1,134,477
   4.000%, 03/15/28.........................................      1,500   1,408,865
MUFG Americas Holdings Corp.
   3.500%, 06/18/22.........................................         64      63,497
Murphy Oil Corp.
   4.000%, 06/01/22.........................................      1,100   1,060,391
Mylan NV
   3.950%, 06/15/26.........................................        173     158,760
Mylan, Inc.
   4.200%, 11/29/23.........................................         52      50,706
Nasdaq, Inc.
   4.250%, 06/01/24.........................................         33      33,151

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
National Oilwell Varco, Inc.
   2.600%, 12/01/22...........................................       94  $   89,046
National Rural Utilities Cooperative Finance Corp.
   8.000%, 03/01/32...........................................       32      43,440
NetApp, Inc.
   3.250%, 12/15/22...........................................       13      12,655
   3.300%, 09/29/24...........................................    1,800   1,717,825
Newell Brands, Inc.
   4.000%, 06/15/22...........................................       76      75,268
Newfield Exploration Co.
   5.625%, 07/01/24...........................................      500     515,000
#  5.375%, 01/01/26...........................................      800     807,504
NextEra Energy Capital Holdings, Inc.
   4.500%, 06/01/21...........................................       10      10,193
   3.550%, 05/01/27...........................................      684     650,438
NextEra Energy Operating Partners L.P.
W  4.500%, 09/15/27...........................................      525     484,313
NIKE, Inc.
   2.375%, 11/01/26...........................................      328     294,669
NiSource, Inc.
   3.850%, 02/15/23...........................................       27      26,815
Noble Energy, Inc.
   4.150%, 12/15/21...........................................       20      20,145
   3.900%, 11/15/24...........................................       18      17,496
   3.850%, 01/15/28...........................................    1,000     917,012
Nordstrom, Inc.
   4.750%, 05/01/20...........................................       16      16,309
   4.000%, 10/15/21...........................................       11      11,076
   4.000%, 03/15/27...........................................      148     141,676
Norfolk Southern Corp.
   2.903%, 02/15/23...........................................       52      50,315
   2.900%, 06/15/26...........................................      526     486,967
Northrop Grumman Corp.
   3.250%, 08/01/23...........................................       12      11,743
Novartis Capital Corp.
   3.400%, 05/06/24...........................................       71      70,387
NuStar Logistics L.P.
#  5.625%, 04/28/27...........................................      730     698,063
Nuveen Finance LLC
W  4.125%, 11/01/24...........................................       32      32,021
Occidental Petroleum Corp.
   2.700%, 02/15/23...........................................        5       4,807
   3.400%, 04/15/26...........................................       85      82,433
   3.000%, 02/15/27...........................................    1,376   1,289,724
Ohio Power Co.
   5.375%, 10/01/21...........................................       27      28,442
Omnicom Group, Inc. /Omnicom Capital, Inc.
   3.650%, 11/01/24...........................................    2,038   1,962,925
ONE Gas, Inc.
   2.070%, 02/01/19...........................................        6       5,986

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES --(Continued)
ONEOK, Inc.
   4.000%, 07/13/27.........................................         77  $   73,827
Oracle Corp.
   2.500%, 10/15/22.........................................         22      21,171
   2.950%, 05/15/25.........................................        325     308,290
   2.650%, 07/15/26.........................................      5,078   4,644,676
   3.250%, 11/15/27.........................................      2,056   1,944,746
O'Reilly Automotive, Inc.
   3.800%, 09/01/22.........................................          8       8,016
   3.600%, 09/01/27.........................................      2,200   2,056,765
Pacific Gas & Electric Co.
   3.850%, 11/15/23.........................................         37      36,112
   3.750%, 02/15/24.........................................         76      73,446
   3.500%, 06/15/25.........................................        700     651,979
Packaging Corp. of America
   4.500%, 11/01/23.........................................         45      46,166
Parker-Hannifin Corp.
   3.300%, 11/21/24.........................................         71      69,485
PepsiCo, Inc.
   2.150%, 10/14/20.........................................         75      73,707
   2.750%, 03/05/22.........................................         33      32,343
   2.750%, 03/01/23.........................................         52      50,485
   3.500%, 07/17/25.........................................         75      74,012
   0.875%, 07/18/28......................................... EUR  1,500   1,625,564
Perrigo Finance Unlimited Co.
   4.375%, 03/15/26.........................................        500     483,085
Pfizer, Inc.
   3.000%, 06/15/23.........................................         22      21,594
   3.400%, 05/15/24.........................................         75      74,511
   3.000%, 12/15/26.........................................        492     465,948
   3.600%, 09/15/28.........................................      3,000   2,925,646
Philip Morris International, Inc.
   3.250%, 11/10/24.........................................         68      65,972
Phillips 66
   4.300%, 04/01/22.........................................         49      50,010
Phillips 66 Partners L.P.
   3.550%, 10/01/26.........................................        752     702,492
Plains All American Pipeline L.P. / PAA Finance Corp.
   4.650%, 10/15/25.........................................        800     789,191
PNC Financial Services Group, Inc. (The)
   4.375%, 08/11/20.........................................          3       3,049
   3.300%, 03/08/22.........................................          9       8,912
   3.150%, 05/19/27.........................................      1,000     937,581
PolyOne Corp.
   5.250%, 03/15/23.........................................      1,170   1,170,690
PPG Industries, Inc.
#  3.750%, 03/15/28.........................................        750     710,975
PPL Capital Funding, Inc.
   3.400%, 06/01/23.........................................         57      55,867
Praxair, Inc.
   2.200%, 08/15/22.........................................          9       8,619

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
Precision Castparts Corp.
   2.500%, 01/15/23.........................................         91  $   87,416
   3.250%, 06/15/25.........................................        362     347,868
Principal Financial Group, Inc.
   3.125%, 05/15/23.........................................         52      50,594
   3.100%, 11/15/26.........................................         53      48,597
Procter & Gamble Co. (The)
   1.850%, 02/02/21.........................................         18      17,521
   2.450%, 11/03/26.........................................         13      11,856
   2.850%, 08/11/27.........................................        150     140,145
   1.800%, 05/03/29......................................... GBP  6,100   7,564,873
Progress Energy, Inc.
   4.875%, 12/01/19.........................................          6       6,117
   4.400%, 01/15/21.........................................         27      27,462
   7.750%, 03/01/31.........................................        500     646,906
   7.000%, 10/30/31.........................................        630     779,453
Progressive Corp.
   2.450%, 01/15/27.........................................        500     449,990
Progressive Corp. (The)
   3.750%, 08/23/21.........................................         51      51,433
Prudential Financial, Inc.
   4.500%, 11/15/20.........................................          4       4,095
#  3.500%, 05/15/24.........................................      1,712   1,701,198
PSEG Power LLC
   2.450%, 11/15/18.........................................          6       5,999
   5.125%, 04/15/20.........................................         26      26,590
   4.300%, 11/15/23.........................................         68      68,499
Puget Energy, Inc.
   6.000%, 09/01/21.........................................         92      97,344
PulteGroup, Inc.
   4.250%, 03/01/21.........................................        500     498,800
#  5.000%, 01/15/27.........................................      1,000     925,000
QEP Resources, Inc.
   5.375%, 10/01/22.........................................        750     738,750
#  5.625%, 03/01/26.........................................        500     470,625
QUALCOMM, Inc.
   3.450%, 05/20/25.........................................      1,631   1,565,375
Quest Diagnostics, Inc.
   3.500%, 03/30/25.........................................          4       3,817
Radian Group, Inc.
   7.000%, 03/15/21.........................................         96     101,400
   4.500%, 10/01/24.........................................      1,200   1,155,000
Range Resources Corp.
#  4.875%, 05/15/25.........................................        805     746,638
Raytheon Co.
   3.125%, 10/15/20.........................................         47      46,976
   2.500%, 12/15/22.........................................         16      15,432
Reinsurance Group of America, Inc.
   5.000%, 06/01/21.........................................         11      11,379
   4.700%, 09/15/23.........................................         45      46,231
   3.950%, 09/15/26.........................................        111     106,672
Republic Services, Inc.
   5.500%, 09/15/19.........................................          2       2,041

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
   3.550%, 06/01/22.........................................         52  $   51,830
Reynolds American, Inc.
   6.875%, 05/01/20.........................................         47      49,311
Rockwell Automation, Inc.
   2.875%, 03/01/25.........................................         67      63,075
Roper Technologies, Inc.
   3.000%, 12/15/20.........................................         15      14,859
Royal Caribbean Cruises, Ltd.
   3.700%, 03/15/28.........................................      1,000     917,677
Ryder System, Inc.
   2.450%, 09/03/19.........................................          1         994
SCANA Corp.
   4.125%, 02/01/22.........................................         23      22,684
Sealed Air Corp.
W  4.875%, 12/01/22.........................................      1,180   1,168,200
Sempra Energy
   4.050%, 12/01/23.........................................         49      49,057
   3.550%, 06/15/24.........................................         76      74,124
Sherwin-Williams Co. (The)
   3.450%, 08/01/25.........................................         53      50,421
Southern Co. (The)
   3.250%, 07/01/26.........................................        556     515,607
Southern Power Co.
   4.150%, 12/01/25.........................................      1,017     995,062
   1.850%, 06/20/26......................................... EUR  1,200   1,384,927
Southwest Airlines Co.
   2.650%, 11/05/20.........................................         60      59,272
   3.000%, 11/15/26.........................................        107      97,925
Spirit AeroSystems, Inc.
   4.600%, 06/15/28.........................................      2,000   1,961,105
StanCorp Financial Group, Inc.
   5.000%, 08/15/22.........................................         37      38,077
Starbucks Corp.
   3.850%, 10/01/23.........................................         14      14,076
State Street Corp.
   1.950%, 05/19/21.........................................         28      27,028
   3.300%, 12/16/24.........................................        163     158,216
   3.550%, 08/18/25.........................................         96      93,785
Stryker Corp.
   2.625%, 03/15/21.........................................         10       9,817
   3.375%, 05/15/24.........................................          6       5,868
   3.375%, 11/01/25.........................................        109     103,544
SunTrust Banks, Inc.
   2.900%, 03/03/21.........................................         40      39,412
Sysco Corp.
   2.600%, 10/01/20.........................................         35      34,499
   3.300%, 07/15/26.........................................         23      21,526
Tapestry, Inc.
   4.250%, 04/01/25.........................................      1,196   1,173,368
Target Corp.
   2.900%, 01/15/22.........................................         42      41,511
   2.500%, 04/15/26.........................................         52      47,556

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
TD Ameritrade Holding Corp.
   5.600%, 12/01/19.........................................          2  $    2,052
   2.950%, 04/01/22.........................................         21      20,523
   3.625%, 04/01/25.........................................         86      83,664
Texas Instruments, Inc.
   2.250%, 05/01/23.........................................          8       7,577
Thermo Fisher Scientific, Inc.
   2.000%, 04/15/25......................................... EUR  1,000   1,180,842
   1.450%, 03/16/27......................................... EUR  1,000   1,115,208
TJX Cos., Inc. (The)
   2.250%, 09/15/26.........................................        600     535,442
T-Mobile USA, Inc.
   4.000%, 04/15/22.........................................        800     790,000
Toll Brothers Finance Corp.
   4.875%, 03/15/27.........................................        500     461,250
   4.350%, 02/15/28.........................................        800     707,000
Total System Services, Inc.
   4.800%, 04/01/26.........................................         69      70,283
Toyota Motor Credit Corp.
   3.300%, 01/12/22.........................................         30      29,945
   2.625%, 01/10/23.........................................         75      72,391
   3.400%, 04/14/25.........................................      3,000   2,936,174
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
   5.875%, 06/15/24.........................................      1,300   1,215,500
Tyson Foods, Inc.
   4.500%, 06/15/22.........................................         65      66,465
Under Armour, Inc.
#  3.250%, 06/15/26.........................................      1,250   1,100,034
Union Pacific Corp.
   2.250%, 02/15/19.........................................          4       3,997
   2.750%, 04/15/23.........................................          7       6,734
   3.250%, 01/15/25.........................................        111     106,893
United Continental Holdings, Inc.
#  4.250%, 10/01/22.........................................      1,400   1,373,750
United Technologies Corp.
   3.100%, 06/01/22.........................................          2       1,963
   7.500%, 09/15/29.........................................          7       8,782
UnitedHealth Group, Inc.
   2.750%, 02/15/23.........................................        101      97,587
   2.875%, 03/15/23.........................................         67      65,064
   3.750%, 07/15/25.........................................        137     135,691
Unum Group
   4.000%, 03/15/24.........................................        734     723,373
   3.875%, 11/05/25.........................................         23      21,943
US Bancorp
   2.350%, 01/29/21.........................................          9       8,808
Valero Energy Corp.
   3.400%, 09/15/26.........................................      1,046     967,064
VeriSign, Inc.
   5.250%, 04/01/25.........................................      1,557   1,553,107
Verizon Communications, Inc.
   3.500%, 11/01/24.........................................         14      13,693

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
   3.376%, 02/15/25.........................................        194  $  187,319
   2.625%, 08/15/26.........................................         24      21,531
   1.375%, 10/27/26......................................... EUR  1,500   1,675,020
Viacom, Inc.
   2.750%, 12/15/19.........................................          3       2,974
   4.500%, 03/01/21.........................................         22      22,339
   4.250%, 09/01/23.........................................          7       6,990
#  3.875%, 04/01/24.........................................         57      55,483
Visa, Inc.
   3.150%, 12/14/25.........................................        170     163,460
Walgreen Co.
   3.100%, 09/15/22.........................................         80      77,863
Walgreens Boots Alliance, Inc.
   3.300%, 11/18/21.........................................        150     148,244
   3.450%, 06/01/26.........................................         35      32,374
   2.125%, 11/20/26......................................... EUR  1,700   1,972,241
Wallmart, Inc.
   3.300%, 04/22/24.........................................         78      77,453
   2.550%, 04/08/26......................................... EUR  1,300   1,638,221
   4.875%, 09/21/29......................................... EUR  1,300   1,999,693
Walmart, Inc.
   5.750%, 12/19/30......................................... GBP  2,000   3,491,931
Walt Disney Co. (The)
   3.150%, 09/17/25.........................................         75      72,309
Warner Media LLC
   4.750%, 03/29/21.........................................         13      13,341
   4.000%, 01/15/22.........................................         13      13,094
   3.550%, 06/01/24.........................................         52      50,305
   3.600%, 07/15/25.........................................        998     944,542
   3.800%, 02/15/27.........................................        653     611,371
Waste Management, Inc.
   4.600%, 03/01/21.........................................         21      21,519
   3.500%, 05/15/24.........................................         58      56,672
   3.125%, 03/01/25.........................................         40      38,341
WEC Energy Group, Inc.
   2.450%, 06/15/20.........................................         19      18,733
   3.550%, 06/15/25.........................................         52      50,969
Wells Fargo & Co.
   2.600%, 07/22/20.........................................          3       2,961
   3.500%, 03/08/22.........................................        102     101,000
   3.000%, 02/19/25.........................................        190     177,788
   3.000%, 04/22/26.........................................         32      29,494
   2.000%, 04/27/26......................................... EUR    800     935,716
   1.375%, 10/26/26......................................... EUR    500     556,818
Western Digital Corp.
   4.750%, 02/15/26.........................................      1,195   1,103,881
Western Gas Partners L.P.
   4.000%, 07/01/22.........................................        700     694,076
Western Union Co. (The)
   5.253%, 04/01/20.........................................         27      27,582
WestRock MWV LLC
   8.200%, 01/15/30.........................................        180     229,805
Whirlpool Corp.
   4.700%, 06/01/22.........................................         22      22,558

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                               ------- ------------
                                                                (000)
UNITED STATES -- (Continued)
   3.700%, 05/01/25.......................................        145  $    138,455
Williams Cos., Inc. (The)
   7.875%, 09/01/21.......................................        498       548,369
   3.700%, 01/15/23.......................................        100        98,134
   4.000%, 09/15/25.......................................        136       131,462
   3.750%, 06/15/27.......................................         16        14,899
Wisconsin Electric Power Co.
   3.100%, 06/01/25.......................................         37        35,149
Wm Wrigley Jr Co.
W  2.900%, 10/21/19.......................................          2         1,995
WR Grace & Co-Conn
W  5.125%, 10/01/21.......................................      1,010     1,017,575
Wyndham Destinations, Inc.
   3.900%, 03/01/23.......................................      1,088     1,006,400
Xerox Corp.
   4.070%, 03/17/22.......................................         13        12,402
   3.800%, 05/15/24.......................................         50        44,243
Xilinx, Inc.
   3.000%, 03/15/21.......................................         11        10,861
ZF North America Capital, Inc.
W  4.500%, 04/29/22.......................................        870       871,417
Zimmer Biomet Holdings, Inc.
   3.550%, 04/01/25.......................................        731       689,609
Zoetis, Inc.
   3.000%, 09/12/27.......................................         62        56,512
                                                                       ------------
TOTAL UNITED STATES                                                     278,195,174
                                                                       ------------
TOTAL BONDS                                                             559,693,288
                                                                       ------------
AGENCY OBLIGATIONS -- (2.0%)
Federal Farm Credit Bank
   5.320%, 09/03/19.......................................         74        75,612
   4.670%, 05/07/20.......................................         19        19,515
   5.350%, 08/07/20.......................................         23        23,964
   3.650%, 12/21/20.......................................        152       154,142
   5.250%, 03/02/21.......................................         21        22,067
   5.220%, 02/22/22.......................................         17        18,175
   5.210%, 12/19/22.......................................         73        79,101
   4.800%, 02/13/23.......................................          7         7,483
   5.250%, 03/06/23.......................................         21        22,850
   5.220%, 05/15/23.......................................        166       180,936
   2.630%, 08/03/26.......................................         67        63,513
   5.770%, 01/05/27.......................................         22        25,647
Federal Home Loan Bank
   1.875%, 03/08/19.......................................        195       194,638
   5.375%, 05/15/19.......................................        195       197,951
   1.625%, 06/14/19.......................................        185       183,904
   3.000%, 03/18/20.......................................         65        65,140
   3.375%, 06/12/20.......................................        100       100,778
   2.875%, 09/11/20.......................................         50        49,936
   4.625%, 09/11/20.......................................         90        92,714
   3.125%, 12/11/20.......................................         20        20,082
   5.250%, 12/11/20.......................................         25        26,157
   5.000%, 03/12/21.......................................         20        20,944

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
   3.625%, 06/11/21.............................................     35  $   35,566
   5.625%, 06/11/21.............................................    130     138,483
   2.375%, 09/10/21.............................................    135     132,678
   3.000%, 09/10/21.............................................    110     109,938
   5.000%, 12/10/21.............................................    155     164,324
   2.250%, 03/11/22.............................................     35      34,129
   2.500%, 03/11/22.............................................     40      39,366
   5.250%, 06/10/22.............................................     30      32,267
   5.750%, 06/10/22.............................................     65      71,022
   2.000%, 09/09/22.............................................     55      52,919
   5.375%, 09/30/22.............................................    220     238,483
   5.250%, 12/09/22.............................................     50      54,198
   4.750%, 03/10/23.............................................    170     181,502
   3.250%, 06/09/23.............................................    120     120,780
   2.500%, 12/08/23.............................................    115     111,801
   2.875%, 06/14/24.............................................     55      54,238
   5.375%, 08/15/24.............................................     65      72,512
   2.750%, 12/13/24.............................................    880     856,849
   4.375%, 03/13/26.............................................     70      74,508
   5.750%, 06/12/26.............................................    140     162,557
Federal Home Loan Mortgage Corp.
   6.750%, 09/15/29.............................................    216     280,277
   6.750%, 03/15/31.............................................    260     344,201
   6.250%, 07/15/32.............................................    243     314,914
Federal National Mortgage Association
   1.500%, 06/22/20.............................................     53      51,849
   1.250%, 05/06/21.............................................     58      55,651
   2.125%, 04/24/26.............................................    730     675,932
   1.875%, 09/24/26.............................................  1,171   1,058,335
   6.250%, 05/15/29.............................................    616     768,165

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                               ------- ------------
                                                                (000)
   7.125%, 01/15/30...........................................     75  $    100,380
   7.250%, 05/15/30...........................................    249       337,774
   6.625%, 11/15/30...........................................  1,288     1,680,385
Tennessee Valley Authority
   2.875%, 09/15/24...........................................    646       634,774
   6.750%, 11/01/25...........................................    296       359,338
   2.875%, 02/01/27...........................................    196       188,041
   7.125%, 05/01/30...........................................    498       665,787
                                                                       ------------
TOTAL AGENCY OBLIGATIONS                                                 11,899,172
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Bonds
   5.250%, 11/15/28...........................................    426       501,862
   6.250%, 05/15/30...........................................    300       389,264
U.S. Treasury Notes
   2.250%, 11/15/24...........................................      0            96
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS                                             891,222
                                                                       ------------
TOTAL INVESTMENT
   SECURITIES.................................................          572,483,682
                                                                       ------------

                                                              SHARES
                                                             ---------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  DFA Short Term Investment Fund........................ 1,050,030   12,148,842
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $616,660,151)......................................           $584,632,524
                                                                       ============

As of October 31, 2018, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ------------------ ---------------------------- ---------- --------------
USD    78,503,457   EUR     67,150,669 Citibank, N.A.                12/06/18    $2,237,209
USD    73,517,338   EUR     63,116,150 Citibank, N.A.                12/07/18     1,825,125
USD     5,209,225   AUD      7,245,644 State Street Bank and Trust   12/13/18        75,952
USD     1,786,621   EUR      1,531,623 Citibank, N.A.                01/08/19        40,819
USD     1,792,693   EUR      1,536,939 Citibank, N.A.                01/08/19        40,832
USD     2,062,727   EUR      1,780,382 Citibank, N.A.                01/08/19        33,379
USD     4,343,004   EUR      3,741,103 State Street Bank and Trust   01/08/19        78,752
USD     1,147,056   GBP        868,078 Citibank, N.A.                01/11/19        33,272
USD     2,315,484   GBP      1,769,457 Citibank, N.A.                01/11/19        45,187
USD    37,288,649   JPY  4,145,814,279 Citibank, N.A.                01/15/19       303,731
USD    13,699,749   CAD     17,740,826 State Street Bank and Trust   01/16/19       201,873
USD     5,063,195   DKK     32,663,140 Citibank, N.A.                01/18/19        66,436
USD     8,823,826   SEK     78,875,444 Citibank, N.A.                01/18/19       138,533

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                              UNREALIZED
                                                                                FOREIGN
                                                                               EXCHANGE
                                                                  SETTLEMENT APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------   --------------- ---------------------------- ---------- --------------
USD     81,744,235   GBP  62,439,397 Citibank, N.A.                01/18/19   $1,604,022
USD     43,696,231   EUR  37,699,926 State Street Bank and Trust   01/22/19      672,631
USD      1,676,333   NOK  13,833,896 Citibank, N.A.                01/23/19       28,857
                                                                              -----------
TOTAL APPRECIATION                                                            $7,426,610
EUR        330,377   USD     390,168 Citibank, N.A.                12/06/18    $(14,943)
USD        889,304   GBP     697,100 Citibank, N.A.                01/11/19      (5,108)
                                                                              -----------
TOTAL (DEPRECIATION)                                                           $(20,051)
                                                                              -----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                              $7,406,559
                                                                              ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------
                                         LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                         ------- ------------ ------- ------------
Bonds
   Australia............................   --    $ 14,964,564   --    $ 14,964,564
   Belgium..............................   --       1,993,586   --       1,993,586
   Canada...............................   --      26,521,875   --      26,521,875
   Denmark..............................   --       7,388,902   --       7,388,902
   Finland..............................   --       6,281,115   --       6,281,115
   France...............................   --      39,202,007   --      39,202,007
   Germany..............................   --      17,719,238   --      17,719,238
   Ireland..............................   --          10,801   --          10,801
   Italy................................   --       5,595,166   --       5,595,166
   Japan................................   --       3,889,626   --       3,889,626
   Luxembourg...........................   --      18,411,787   --      18,411,787
   Netherlands..........................   --      45,004,713   --      45,004,713
   Norway...............................   --       1,702,414   --       1,702,414
   Spain................................   --       2,916,738   --       2,916,738
   Supranational Organization
     Obligations........................   --      25,696,884   --      25,696,884
   Sweden...............................   --      10,013,911   --      10,013,911
   Switzerland..........................   --       3,684,466   --       3,684,466
   United Kingdom.......................   --      50,500,318   --      50,500,318
   United States........................   --     278,195,177   --     278,195,177
Agency Obligations......................   --      11,899,172   --      11,899,172
U.S. Treasury Obligations...............   --         891,222   --         891,222
Securities Lending Collateral...........   --      12,148,842   --      12,148,842
Forward Currency Contracts**............   --       7,406,559   --       7,406,559
                                           --    ------------   --    ------------
TOTAL...................................   --    $592,039,083   --    $592,039,083
                                           ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                  FACE
                                                                 AMOUNT^    VALUE+
                                                                 ------- ------------
                                                                  (000)
BONDS -- (53.9%)
AUSTRALIA -- (1.6%)
ANZ New Zealand International Ltd.
W  3.450%, 07/17/27...........................................    6,000  $  5,665,513
Australia & New Zealand Banking Group, Ltd.
   3.700%, 11/16/25...........................................    6,110     6,008,736
BHP Billiton Finance USA, Ltd.
#  2.875%, 02/24/22...........................................    1,077     1,060,219
Commonwealth Bank of Australia
   2.300%, 09/06/19...........................................      558       554,450
   5.000%, 03/19/20...........................................      784       802,214
   2.400%, 11/02/20...........................................    3,605     3,531,176
W  2.850%, 05/18/26...........................................   22,784    20,905,459
W  3.150%, 09/19/27...........................................      890       824,986
Macquarie Bank, Ltd.
#W 3.900%, 01/15/26...........................................   24,711    24,031,041
National Australia Bank, Ltd.
   2.250%, 07/01/19...........................................    1,849     1,840,404
   3.375%, 01/14/26...........................................    3,000     2,856,308
#W 3.500%, 01/10/27...........................................   29,999    28,654,486
Westpac Banking Corp.
   4.875%, 11/19/19...........................................    3,878     3,947,253
   2.850%, 05/13/26...........................................    8,933     8,208,692
#  2.700%, 08/19/26...........................................    5,052     4,575,631
   3.350%, 03/08/27...........................................   27,267    25,739,076
                                                                         ------------
   TOTAL AUSTRALIA............................................            139,205,644
                                                                         ------------
BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
   3.650%, 02/01/26...........................................   15,100    14,331,102
Anheuser-Busch InBev Worldwide, Inc.
#  4.000%, 04/13/28...........................................   14,000    13,427,816
Solvay Finance America LLC
W  4.450%, 12/03/25...........................................      865       865,162
                                                                         ------------
   TOTAL BELGIUM..............................................             28,624,080
                                                                         ------------
CANADA -- (1.2%)
Alimentation Couche-Tard, Inc.
W  3.550%, 07/26/27...........................................    2,780     2,570,254
Bank of Montreal
   2.375%, 01/25/19...........................................       32        31,977
Bank of Nova Scotia (The)
   4.375%, 01/13/21...........................................    2,092     2,137,040

                                                                  FACE
                                                                 AMOUNT^    VALUE+
                                                                 ------- ------------
                                                                  (000)
CANADA -- (Continued)
Canadian Natural Resources, Ltd.
#  3.850%, 06/01/27.........................................      3,898  $  3,700,790
Canadian Pacific Railway Co.
   2.900%, 02/01/25.........................................      3,024     2,846,420
   3.700%, 02/01/26.........................................      4,880     4,732,075
Enbridge, Inc.
   4.000%, 10/01/23.........................................      2,898     2,893,747
#  3.500%, 06/10/24.........................................      1,280     1,235,461
#  3.700%, 07/15/27.........................................      1,000       939,790
Goldcorp, Inc.
   3.625%, 06/09/21.........................................      3,975     3,951,404
ITC Holdings Corp.
   3.650%, 06/15/24.........................................      9,714     9,498,681
Nutrien, Ltd.
   3.625%, 03/15/24.........................................      3,460     3,339,144
   3.000%, 04/01/25.........................................      3,460     3,180,825
Province of British Columbia Canada
#  6.500%, 01/15/26.........................................      7,918     9,324,783
Province of Ontario Canada
   3.150%, 06/02/22......................................... CAD 19,927    15,331,431
Rogers Communications, Inc.
   3.000%, 03/15/23.........................................      1,765     1,711,101
Spectra Energy Partners L.P.
   4.750%, 03/15/24.........................................      1,915     1,944,073
Suncor Energy, Inc.
   3.600%, 12/01/24.........................................      7,406     7,273,259
Thomson Reuters Corp.
   4.300%, 11/23/23.........................................      5,120     5,164,121
   3.850%, 09/29/24.........................................        203       196,423
Toronto-Dominion Bank (The)
   2.125%, 07/02/19.........................................      3,660     3,641,489
   2.125%, 04/07/21.........................................      7,407     7,198,641
   1.994%, 03/23/22......................................... CAD  4,942     3,624,784
Toyota Credit Canada, Inc.
   2.020%, 02/28/22......................................... CAD  4,942     3,613,071
TransCanada PipeLines, Ltd.
   3.800%, 10/01/20.........................................        780       786,221
#  2.500%, 08/01/22.........................................      1,050     1,003,470
   4.875%, 01/15/26.........................................      5,560     5,730,007
                                                                         ------------
   TOTAL CANADA.............................................              107,600,482
                                                                         ------------
DENMARK -- (0.4%)
Danske Bank A.S.
W  2.750%, 09/17/20.........................................      1,058     1,038,751
W  2.800%, 03/10/21.........................................      6,530     6,354,675
W  4.375%, 06/12/28.........................................      2,000     1,900,374

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
DENMARK -- (Continued)
Kommunekredit
   0.000%, 09/08/22......................................... EUR 21,894  $24,763,380
                                                                         -----------
TOTAL DENMARK...............................................              34,057,180
                                                                         -----------
FRANCE -- (0.7%)
Airbus SE
W  3.150%, 04/10/27.........................................      7,500    7,098,046
BNP Paribas SA
   2.450%, 03/17/19.........................................        592      591,005
#  3.250%, 03/03/23.........................................      1,920    1,876,659
BPCE SA
   4.000%, 04/15/24.........................................     10,914   10,903,632
Credit Agricole SA
W  2.750%, 06/10/20.........................................      1,125    1,112,411
   3.875%, 04/15/24.........................................      8,591    8,529,333
Electricite de France SA
W  3.625%, 10/13/25.........................................      3,460    3,303,976
Pernod Ricard SA
W  4.450%, 01/15/22.........................................      6,474    6,595,267
#W 3.250%, 06/08/26.........................................     14,827   14,027,889
Total Capital International SA
   2.100%, 06/19/19.........................................      2,226    2,215,555
   3.750%, 04/10/24.........................................      9,600    9,630,974
                                                                         -----------
TOTAL FRANCE................................................              65,884,747
                                                                         -----------
GERMANY -- (0.9%)
Bayer U.S. Finance II LLC
W  1.850%, 11/15/18.........................................      2,925    2,923,887
W  5.500%, 08/15/25.........................................      2,240    2,346,873
Bayer U.S. Finance LLC
W  2.375%, 10/08/19.........................................      4,739    4,701,458
W  3.375%, 10/08/24.........................................     12,544   11,908,789
BMW US Capital LLC
#W 2.800%, 04/11/26.........................................     18,030   16,537,333
W  3.300%, 04/06/27.........................................      4,942    4,630,481
Daimler Finance North
America LLC
W  3.250%, 08/01/24.........................................      2,072    1,985,848
   8.500%, 01/18/31.........................................     10,896   14,860,509
Deutsche Bank AG
   2.500%, 02/13/19.........................................      2,405    2,399,334
   2.500%, 02/13/19.........................................      1,058    1,055,516
   2.950%, 08/20/20.........................................        136      133,279
   3.125%, 01/13/21.........................................      1,977    1,931,671
   3.700%, 05/30/24.........................................      9,641    8,995,898
Siemens Financieringsmaatschappij NV
W  6.125%, 08/17/26.........................................      3,821    4,362,278

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
W  2.400%, 05/22/20.........................................        699  $   686,159
                                                                         -----------
TOTAL GERMANY                                                             79,459,313
                                                                         -----------
IRELAND -- (0.1%)
CRH America Finance, Inc.
W  3.950%, 04/04/28.........................................      1,520    1,438,571
Iberdrola Finance Ireland DAC
W  5.000%, 09/11/19.........................................        713      723,795
Johnson Controls International P.L.C.
   3.625%, 07/02/24.........................................        983      965,259
Perrigo Finance Un, Ltd. Co.
   3.500%, 03/15/21.........................................        843      832,369
Perrigo Finance Unlimited Co.
#  3.500%, 12/15/21.........................................      1,594    1,558,439
                                                                         -----------
TOTAL IRELAND                                                              5,518,433
                                                                         -----------
ITALY -- (0.1%)
Enel Finance International NV
W  3.500%, 04/06/28.........................................      2,800    2,353,309
W  4.875%, 06/14/29.........................................     10,000    9,352,307
                                                                         -----------
TOTAL ITALY                                                               11,705,616
                                                                         -----------
JAPAN -- (1.1%)
American Honda Finance
Corp.
   2.300%, 09/09/26.........................................     11,110    9,869,542
Beam Suntory, Inc.
   3.250%, 06/15/23.........................................      1,743    1,683,100
Japan Finance Organization for Municipalities
   2.125%, 03/06/19.........................................        528      526,611
Mitsubishi UFJ Financial Group, Inc.
   3.850%, 03/01/26.........................................     12,000   11,727,693
   3.677%, 02/22/27.........................................      4,465    4,306,592
Mizuho Financial Group, Inc.
W  2.632%, 04/12/21.........................................      2,000    1,952,671
   2.839%, 09/13/26.........................................     18,000   16,305,926
MUFG Bank, Ltd.
   3.250%, 09/08/24.........................................      3,237    3,122,285
Nissan Motor Acceptance Corp.
W  2.125%, 03/03/20.........................................      1,680    1,650,639
Nomura Holdings, Inc.
#  6.700%, 03/04/20.........................................      1,394    1,453,486
Sumitomo Mitsui Banking Corp.
   3.950%, 07/19/23.........................................      5,931    5,964,125

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                      FACE
                                                                     AMOUNT^    VALUE+
                                                                     ------- ------------
                                                                      (000)
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26............................................      4,942  $  4,812,589
Toyota Motor Credit Corp.
    2.100%, 01/17/19............................................        892       891,295
    3.200%, 01/11/27............................................     26,976    25,578,046
    3.050%, 01/11/28............................................     11,550    10,733,363
                                                                             ------------
TOTAL JAPAN                                                                   100,577,963
                                                                             ------------
LUXEMBOURG -- (0.4%)
Allergan Funding SCS
    3.450%, 03/15/22............................................     12,881    12,669,670
European Financial Stability Facility
    0.000%, 11/17/22............................................ EUR 19,769    22,416,667
                                                                             ------------
TOTAL LUXEMBOURG                                                               35,086,337
                                                                             ------------
NETHERLANDS -- (1.4%)
Ahold Finance USA LLC
    6.875%, 05/01/29............................................        704       810,691
Cooperatieve Rabobank UA
    3.875%, 02/08/22............................................      4,090     4,112,127
#   3.375%, 05/21/25............................................     17,522    16,968,809
Heineken NV
W   2.750%, 04/01/23............................................      2,219     2,149,396
ING Bank NV
W   2.050%, 08/15/21............................................      5,000     4,782,989
ING Groep NV
#   3.950%, 03/29/27............................................     10,000     9,478,417
Shell International Finance BV
    2.250%, 11/10/20............................................      4,646     4,561,536
    3.400%, 08/12/23............................................     10,559    10,507,941
    3.250%, 05/11/25............................................     31,117    29,996,005
    2.875%, 05/10/26............................................     29,810    27,863,279
    2.500%, 09/12/26............................................     11,169    10,140,535
                                                                             ------------
TOTAL NETHERLANDS                                                             121,371,725
                                                                             ------------
NORWAY -- (0.1%)
Equinor ASA
#   2.650%, 01/15/24............................................      6,950     6,628,751
Statoil ASA
    2.450%, 01/17/23............................................      3,586     3,444,842
                                                                             ------------
TOTAL NORWAY                                                                   10,073,593
                                                                             ------------
SPAIN -- (0.7%)
Banco Santander SA
    3.800%, 02/23/28............................................      7,000     6,220,370
Santander Holdings USA, Inc.
    4.500%, 07/17/25............................................     17,590    17,202,852
    4.400%, 07/13/27............................................      2,000     1,866,961
Santander UK P.L.C.
#   4.000%, 03/13/24............................................      8,788     8,743,167

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
SPAIN -- (Continued)
Telefonica Emisiones SAU
     5.462%, 02/16/21............................................         829 $   861,339
     4.570%, 04/27/23............................................       7,532   7,696,558
Telefonica Europe BV
#    8.250%, 09/15/30............................................      13,567  17,129,229
                                                                              -----------
TOTAL SPAIN                                                                    59,720,476
                                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.0%)
Inter-American Development Bank
     6.750%, 07/15/27............................................       1,942   2,366,162
                                                                              -----------
SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
     0.250%, 06/01/22............................................ SEK 296,540  32,262,835
Svensk Exportkredit AB
     1.875%, 06/17/19............................................       1,164   1,157,613
Svenska Handelsbanken AB
     2.500%, 01/25/19............................................         578     577,665
     0.250%, 02/28/22............................................ EUR   9,390  10,639,426
Sweden Government Bond
     3.500%, 06/01/22............................................ SEK 419,105  51,782,228
                                                                              -----------
TOTAL SWEDEN                                                                   96,419,767
                                                                              -----------
SWITZERLAND -- (0.8%)
ABB Finance USA, Inc.
     2.875%, 05/08/22............................................       3,884   3,798,540
Credit Suisse AG
     2.300%, 05/28/19............................................         162     161,476
     3.000%, 10/29/21............................................       3,011   2,964,085
     3.625%, 09/09/24............................................      16,929  16,584,234
Novartis Capital Corp.
     3.100%, 05/17/27............................................      10,983  10,411,399
Roche Holdings, Inc.
W    2.625%, 05/15/26............................................       1,000     922,823
#W   2.375%, 01/28/27............................................      14,000  12,565,078
UBS AG
     2.375%, 08/14/19............................................         148     147,181
UBS Group Funding Switzerland AG
W    4.125%, 09/24/25............................................      20,990  20,652,305
                                                                              -----------
TOTAL SWITZERLAND                                                              68,207,121
                                                                              -----------
UNITED KINGDOM -- (2.3%)
Aon P.L.C.
     4.000%, 11/27/23............................................       4,000   4,022,038
AstraZeneca P.L.C.
     2.375%, 11/16/20............................................       2,916   2,862,737
     3.375%, 11/16/25............................................       8,259   7,846,924
Barclays P.L.C.
     2.750%, 11/08/19............................................         626     621,632
     3.650%, 03/16/25............................................      14,330  13,328,548

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                    FACE
                                                                   AMOUNT^    VALUE+
                                                                   ------- ------------
                                                                    (000)
UNITED KINGDOM -- (Continued)
    4.375%, 01/12/26............................................    9,970  $  9,554,819
BP Capital Markets P.L.C.
    3.245%, 5/06/22.............................................    2,848     2,819,749
    3.535%, 11/04/24............................................    2,240     2,205,627
    3.119%, 05/04/26............................................    5,915     5,566,421
    3.017%, 01/16/27............................................   11,773    10,898,683
GlaxoSmithKline Capital, Inc.
#   3.875%, 05/15/28............................................    7,700     7,691,051
HSBC Holdings P.L.C.
    3.400%, 03/08/21............................................    4,100     4,079,947
    4.000%, 03/30/22............................................    5,009     5,054,432
    4.300%, 03/08/26............................................   12,270    12,103,652
    3.900%, 05/25/26............................................   12,666    12,171,142
HSBC USA, Inc.
    2.375%, 11/13/19............................................      317       314,600
#   3.500%, 06/23/24............................................   12,593    12,259,635
Janus Capital Group, Inc.
    4.875%, 08/01/25............................................    9,046     9,091,262
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27............................................   10,250     9,485,399
    4.375%, 03/22/28............................................    4,000     3,822,931
Mead Johnson Nutrition Co.
#   4.125%, 11/15/25............................................    5,931     5,940,494
Nationwide Building Society
W   3.900%, 07/21/25............................................    4,600     4,493,064
Rolls-Royce P.L.C.
W   3.625%, 10/14/25............................................   20,258    19,566,357
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26............................................    4,800     4,732,113
Santander UK P.L.C.
    2.375%, 03/16/20............................................      330       325,895
Standard Chartered P.L.C.
#W  4.050%, 04/12/26............................................    4,380     4,176,869
TechnipFMC P.L.C.
    3.450%, 10/01/22............................................    4,235     4,113,864
Unilever Capital Corp.
    2.000%, 07/28/26............................................    1,900     1,655,608
Vodafone Group P.L.C.
#   4.375%, 03/16/21............................................      902       920,401
    2.500%, 09/26/22............................................    9,656     9,183,320
    7.875%, 02/15/30............................................    7,107     8,713,659
                                                                           ------------
TOTAL UNITED KINGDOM                                                        199,622,873
                                                                           ------------
UNITED STATES -- (40.7%)
21st Century Fox America, Inc.
    3.700%, 09/15/24............................................   14,364    14,191,601
3M Co.
    2.875%, 10/15/27............................................   14,390    13,515,065
Abbott Laboratories
    2.800%, 09/15/20............................................      130       128,890
    2.950%, 03/15/25............................................   12,469    11,854,590

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- -----------
                                                                    (000)
UNITED STATES -- (Continued)
AbbVie, Inc.
    2.900%, 11/06/22............................................    2,800  $ 2,710,688
    3.600%, 05/14/25............................................   18,850   17,986,116
    4.250%, 11/14/28............................................    5,000    4,820,468
Activision Blizzard, Inc.
    3.400%, 06/15/27............................................    4,448    4,128,274
Adobe, Inc.
    3.250%, 02/01/25............................................    1,920    1,856,965
Advance Auto Parts, Inc.
    4.500%, 12/01/23............................................    1,186    1,207,295
Aetna, Inc.
    2.200%, 03/15/19............................................      339      338,299
    2.750%, 11/15/22............................................    8,320    7,978,066
    3.500%, 11/15/24............................................    5,359    5,207,947
Affiliated Managers Group, Inc.
    3.500%, 08/01/25............................................    3,410    3,231,834
Aflac, Inc.
    3.250%, 03/17/25............................................   11,007   10,587,563
Agilent Technologies, Inc.
    5.000%, 07/15/20............................................       17       17,439
Air Products & Chemicals, Inc.
#   2.750%, 02/03/23............................................      976      944,179
Alabama Power Co.
    2.800%, 04/01/25............................................    2,560    2,391,132
Albemarle Corp.
    4.150%, 12/01/24............................................    7,365    7,364,280
Allergan Finance LLC
    3.250%, 10/01/22............................................    7,562    7,341,010
Allergan Funding SCS
    3.800%, 03/15/25............................................    2,471    2,381,154
Allstate Corp. (The)
    3.150%, 06/15/23............................................    5,073    4,981,914
Alphabet, Inc.
    3.375%, 02/25/24............................................    4,494    4,482,324
    1.998%, 08/15/26............................................    7,385    6,561,511
Altria Group, Inc.
    4.750%, 05/05/21............................................      208      213,923
    2.850%, 08/09/22............................................    3,950    3,838,913
Amazon.com, Inc.
#   3.800%, 12/05/24............................................    4,864    4,887,479
Ameren Corp.
    2.700%, 11/15/20............................................      988      973,408
    3.650%, 02/15/26............................................   10,631   10,256,161
American Express Credit Corp.
#   2.250%, 05/05/21............................................      148      143,926
#   3.300%, 05/03/27............................................   16,929   16,135,987
American International Group, Inc.
    3.300%, 03/01/21............................................    1,483    1,467,987
    4.875%, 06/01/22............................................    1,425    1,466,227
    4.125%, 02/15/24............................................   10,069   10,008,376
    3.750%, 07/10/25............................................    9,247    8,829,545

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
    3.900%, 04/01/26.......................................  6,429  $ 6,125,219
#   4.200%, 04/01/28.......................................  2,100    2,016,692
American Water Capital Corp.
    3.850%, 03/01/24.......................................  2,115    2,125,288
#   2.950%, 09/01/27.......................................    584      540,362
Ameriprise Financial, Inc.
    5.300%, 03/15/20.......................................    129      132,579
    4.000%, 10/15/23.......................................  3,722    3,756,168
    2.875%, 09/15/26.......................................  6,175    5,638,916
AmerisourceBergen Corp.
    3.400%, 05/15/24.......................................  1,223    1,183,711
#   3.450%, 12/15/27.......................................  3,000    2,776,884
Amgen, Inc.
    4.100%, 06/15/21.......................................  6,993    7,089,952
    3.625%, 05/22/24.......................................  6,399    6,304,311
    3.125%, 05/01/25.......................................  3,200    3,028,214
    2.600%, 08/19/26.......................................  9,147    8,186,012
Analog Devices, Inc.
    3.900%, 12/15/25.......................................  4,965    4,857,963
    3.500%, 12/05/26.......................................  1,977    1,865,214
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.......................................  3,471    3,287,480
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.......................................    385      391,487
    2.500%, 07/15/22.......................................  2,011    1,917,164
Anthem, Inc.
    4.350%, 08/15/20.......................................  1,087    1,105,115
    3.125%, 05/15/22.......................................  2,177    2,127,981
    3.500%, 08/15/24.......................................  4,986    4,833,873
    3.650%, 12/01/27.......................................  4,000    3,739,627
    4.101%, 03/01/28....................................... 16,600   16,051,543
Aon Corp.
    5.000%, 09/30/20.......................................    810      833,613
Aon P.L.C.
    3.500%, 06/14/24.......................................  9,147    8,891,688
Apache Corp.
    3.250%, 04/15/22.......................................  6,399    6,263,031
Apple, Inc.
    2.250%, 02/23/21.......................................  4,942    4,844,131
    2.400%, 05/03/23.......................................  7,328    6,986,976
#   3.450%, 05/06/24....................................... 19,459   19,253,782
    2.500%, 02/09/25.......................................  4,560    4,255,084
    3.250%, 02/23/26....................................... 19,942   19,200,452
#   2.450%, 08/04/26....................................... 17,090   15,566,473
    3.350%, 02/09/27....................................... 33,607   32,376,230
    3.000%, 06/20/27....................................... 11,436   10,703,198
    3.000%, 11/13/27....................................... 26,919   25,132,237
Applied Materials, Inc.
    4.300%, 06/15/21.......................................    640      655,070
    3.300%, 04/01/27.......................................  6,750    6,369,568
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.......................................  4,942    4,457,962

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Arizona Public Service Co.
    8.750%, 03/01/19.......................................    210  $   213,934
    3.150%, 05/15/25.......................................  9,580    9,203,025
Arrow Electronics, Inc.....................................
    3.875%, 01/12/28....................................... 12,338   11,262,800
Associated Banc-Corp
    2.750%, 11/15/19.......................................     53       52,698
Assurant, Inc.
    4.000%, 03/15/23.......................................  6,399    6,327,643
AT&T, Inc.
    3.000%, 02/15/22.......................................  1,325    1,293,749
    3.800%, 03/15/22.......................................  5,056    5,049,827
    3.950%, 01/15/25.......................................  9,885    9,592,765
    3.400%, 05/15/25....................................... 23,617   22,174,795
Autodesk, Inc..............................................
    3.125%, 06/15/20.......................................    372      370,457
    4.375%, 06/15/25.......................................  3,015    2,987,568
    3.500%, 06/15/27.......................................  8,699    7,994,536
Automatic Data Processing, Inc.
    3.375%, 09/15/25....................................... 12,356   12,225,996
AutoZone, Inc.
    2.875%, 01/15/23....................................... 11,988   11,513,405
#   3.125%, 07/15/23.......................................  1,270    1,230,736
    3.250%, 04/15/25.......................................  6,203    5,827,374
    3.125%, 04/21/26.......................................    988      908,468
Avnet, Inc.
#   4.625%, 04/15/26.......................................  5,560    5,409,228
AXIS Specialty Finance P.L.C...............................
    4.000%, 12/06/27....................................... 20,320   19,038,093
BAE Systems Holdings, Inc.
W   2.850%, 12/15/20.......................................  1,239    1,226,101
Baker Hughes a GE Co. LLC..................................
    3.200%, 08/15/21.......................................    183      181,349
Baker Hughes a GE Co. LLC / Baker Hughes
  Co-Obligor, Inc.
    3.337%, 12/15/27.......................................  1,900    1,735,621
Baltimore Gas & Electric Co.
    2.400%, 08/15/26.......................................    692      620,720
Bank of America Corp.
    4.000%, 04/01/24.......................................  6,120    6,110,531
    3.875%, 08/01/25.......................................  2,350    2,316,290
(r) 3.419%, 12/20/28....................................... 15,341   14,149,465
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.......................................    386      391,243
    3.650%, 02/04/24....................................... 10,524   10,464,539
    3.000%, 02/24/25.......................................  2,560    2,428,914
    2.800%, 05/04/26.......................................  6,436    5,951,470
Baxalta, Inc...............................................
    2.875%, 06/23/20.......................................    141      139,436
Baxter International, Inc.
    2.600%, 08/15/26.......................................  4,201    3,777,485

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19.......................................    261  $   259,013
BB&T Corp.
    3.700%, 06/05/25....................................... 14,345   14,194,304
Bemis Co., Inc.
    4.500%, 10/15/21.......................................    640      653,179
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21.......................................  2,560    2,602,512
    3.400%, 01/31/22.......................................  3,200    3,208,698
#   3.125%, 03/15/26....................................... 33,128   31,547,952
Biogen, Inc.
    2.900%, 09/15/20....................................... 14,678   14,537,713
    4.050%, 09/15/25.......................................  8,950    8,874,182
BlackRock, Inc.
    3.200%, 03/15/27....................................... 24,563   23,394,522
Boeing Co. (The)
    8.750%, 08/15/21.......................................    977    1,117,864
    2.500%, 03/01/25.......................................  6,399    5,940,619
    2.600%, 10/30/25.......................................  3,568    3,312,703
Booking Holdings, Inc.
    3.600%, 06/01/26....................................... 10,484   10,014,494
Boston Scientific Corp.
#   4.125%, 10/01/23.......................................  1,472    1,485,670
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.......................................  4,244    4,044,635
Brown & Brown, Inc.
    4.200%, 09/15/24.......................................  4,660    4,581,626
Buckeye Partners L.P.
    4.150%, 07/01/23.......................................  1,920    1,871,223
    3.950%, 12/01/26.......................................  7,413    6,770,937
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27....................................... 14,400   13,098,985
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.......................................  4,279    4,108,318
    7.000%, 12/15/25.......................................    858    1,017,772
CA, Inc.
    4.700%, 03/15/27....................................... 17,502   16,958,912
Campbell Soup Co.
#   4.250%, 04/15/21.......................................  1,024    1,037,639
    2.500%, 08/02/22.......................................  1,939    1,830,007
    3.300%, 03/19/25.......................................  4,045    3,685,788
#   4.150%, 03/15/28.......................................  9,628    8,860,531
Capital One Bank USA NA
    2.300%, 06/05/19.......................................    529      526,912
Capital One Financial Corp.
    4.750%, 07/15/21.......................................  1,956    2,012,870
    3.750%, 04/24/24.......................................  4,607    4,485,923
    3.200%, 02/05/25.......................................  2,700    2,522,890
    3.750%, 03/09/27.......................................  7,165    6,650,098
#   3.800%, 01/31/28.......................................  3,000    2,764,631
Cardinal Health, Inc.
    4.625%, 12/15/20.......................................    640      653,439
    3.200%, 06/15/22.......................................  3,840    3,737,067

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
#   3.410%, 06/15/27....................................... 12,718  $11,525,859
Caterpillar, Inc.
#   2.600%, 06/26/22.......................................  2,531    2,456,807
    3.400%, 05/15/24.......................................  1,823    1,805,220
CBS Corp.
    3.375%, 03/01/22.......................................  2,276    2,240,129
    3.500%, 01/15/25.......................................  2,364    2,232,170
    2.900%, 01/15/27....................................... 26,061   22,858,275
    7.875%, 07/30/30.......................................  1,137    1,395,865
Celgene Corp.
    4.000%, 08/15/23.......................................  8,237    8,224,409
    3.625%, 05/15/24.......................................  4,433    4,305,605
CenterPoint Energy
    Resources Corp.
    4.500%, 01/15/21.......................................  1,549    1,575,765
    4.000%, 04/01/28.......................................  4,800    4,728,615
Charles Schwab Corp. (The)
    3.000%, 03/10/25....................................... 12,777   12,131,316
Chevron Corp.
    2.954%, 05/16/26....................................... 11,356   10,691,541
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.......................................  1,852    1,808,702
    2.700%, 03/13/23.......................................  2,965    2,857,430
    3.350%, 05/15/24.......................................  5,120    5,024,376
Cigna Corp.
    4.000%, 02/15/22.......................................    743      748,013
Cincinnati Financial Corp.
    6.920%, 05/15/28.......................................  4,000    4,795,206
Cisco Systems, Inc.
    3.625%, 03/04/24.......................................  1,920    1,927,920
Citigroup, Inc.
    4.500%, 01/14/22.......................................  1,472    1,503,612
    3.875%, 10/25/23.......................................  2,843    2,838,430
    3.750%, 06/16/24.......................................  2,560    2,519,870
    3.300%, 04/27/25.......................................  7,679    7,318,008
Clorox Co. (The)
    3.500%, 12/15/24.......................................  3,200    3,151,627
    3.100%, 10/01/27.......................................  5,077    4,703,477
#   3.900%, 05/15/28....................................... 16,112   15,924,716
CME Group, Inc.
    3.000%, 03/15/25.......................................  2,833    2,704,524
CMS Energy Corp.
    3.875%, 03/01/24.......................................  1,725    1,714,666
    3.600%, 11/15/25.......................................  3,163    3,057,543
    3.000%, 05/15/26.......................................  4,942    4,605,174
CNA Financial Corp.
    4.500%, 03/01/26....................................... 16,457   16,465,649
Coca-Cola Co. (The)
    1.875%, 10/27/20.......................................  6,447    6,301,586
    3.200%, 11/01/23....................................... 13,789   13,629,021
#   2.250%, 09/01/26....................................... 12,603   11,299,418
#   2.900%, 05/25/27....................................... 23,535   22,014,010

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.......................................  2,956  $ 3,570,729
Comcast Corp.
    3.600%, 03/01/24.......................................  4,324    4,279,901
    3.375%, 08/15/25.......................................  4,946    4,758,268
    3.150%, 03/01/26.......................................  9,198    8,602,756
#   3.150%, 02/15/28.......................................  5,000    4,594,450
    7.050%, 03/15/33.......................................  2,200    2,709,173
Conagra Brands, Inc.
    3.200%, 01/25/23.......................................  4,643    4,485,404
ConocoPhillips Co.
#   4.950%, 03/15/26....................................... 14,827   15,741,054
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.......................................  1,280    1,246,881
Corning, Inc.
    3.700%, 11/15/23.......................................  2,710    2,657,155
Costco Wholesale Corp.
    3.000%, 05/18/27....................................... 19,300   18,133,391
Cox Communications, Inc.
#W  3.850%, 02/01/25.......................................  6,790    6,558,382
W   3.500%, 08/15/27.......................................  1,200    1,104,543
CSX Corp.
    4.250%, 06/01/21.......................................    748      761,948
CVS Health Corp.
    2.800%, 07/20/20.......................................  1,913    1,892,767
    2.125%, 06/01/21.......................................  1,285    1,238,573
    3.375%, 08/12/24....................................... 14,857   14,244,803
    3.875%, 07/20/25....................................... 13,408   13,049,693
Danaher Corp.
    3.350%, 09/15/25.......................................  1,483    1,442,763
Deere & Co.
    5.375%, 10/16/29.......................................    467      517,704
Diageo Investment Corp.
    2.875%, 05/11/22.......................................    131      128,329
Discovery Communications LLC
W   2.800%, 06/15/20.......................................    544      537,160
W   3.500%, 06/15/22.......................................  7,694    7,539,274
    3.250%, 04/01/23.......................................    640      618,031
#W  3.900%, 11/15/24.......................................  5,376    5,206,855
    3.450%, 03/15/25.......................................  5,671    5,326,310
Dollar General Corp.
    3.250%, 04/15/23.......................................  6,733    6,539,758
    4.150%, 11/01/25.......................................  1,604    1,585,970
Dollar Tree, Inc.
    4.200%, 05/15/28.......................................  6,440    6,093,199
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.......................................  7,166    7,072,842
    3.600%, 12/15/24.......................................  3,200    3,129,600

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Dominion Energy, Inc.
    3.625%, 12/01/24.......................................  1,280  $ 1,254,400
    3.900%, 10/01/25....................................... 10,013    9,769,140
Dow Chemical Co. (The)
    3.000%, 11/15/22.......................................  1,694    1,645,186
#   3.500%, 10/01/24.......................................  7,452    7,228,644
DTE Energy Co.
    2.400%, 12/01/19.......................................  2,145    2,122,871
    3.850%, 12/01/23.......................................    960      956,378
    2.850%, 10/01/26.......................................  1,000      904,768
    6.375%, 04/15/33.......................................  2,305    2,684,532
Duke Energy Corp.
    3.050%, 08/15/22....................................... 11,244   10,989,567
    3.750%, 04/15/24.......................................  5,705    5,653,966
DXC Technology Co.
    4.450%, 09/18/22.......................................  3,200    3,249,680
    4.750%, 04/15/27....................................... 16,500   16,393,787
Eastman Chemical Co.
    2.700%, 01/15/20.......................................    439      435,696
    4.500%, 01/15/21.......................................     88       89,599
    3.600%, 08/15/22.......................................    297      295,063
    3.800%, 03/15/25.......................................  9,527    9,236,984
Eaton Corp.
    4.000%, 11/02/32....................................... 11,600   11,224,257
Eaton Vance Corp.
    3.500%, 04/06/27....................................... 10,462    9,908,294
eBay, Inc.
#   3.800%, 03/09/22.......................................  7,413    7,429,859
    2.600%, 07/15/22.......................................  1,688    1,620,778
    3.600%, 06/05/27....................................... 13,375   12,379,064
Ecolab, Inc.
    4.350%, 12/08/21.......................................    480      492,180
    2.700%, 11/01/26.......................................  4,448    4,069,349
Edison International
    4.125%, 03/15/28....................................... 32,367   31,583,914
Electronic Arts, Inc.
    4.800%, 03/01/26....................................... 15,000   15,400,443
EMD Finance LLC
W   2.950%, 03/19/22.......................................  5,120    4,979,880
Emerson Electric Co.
    3.150%, 06/01/25.......................................  5,312    5,091,387
Energy Transfer Operating L.P.
    4.750%, 01/15/26.......................................  8,233    8,106,890
Enterprise Products Operating LLC
    5.200%, 09/01/20.......................................    480      494,328
    3.900%, 02/15/24.......................................  2,080    2,076,972
    3.750%, 02/15/25.......................................  1,977    1,938,781
#   3.700%, 02/15/26.......................................  5,276    5,092,412
    6.875%, 03/01/33.......................................    700      841,369
EOG Resources, Inc.
    4.100%, 02/01/21.......................................  1,722    1,744,474
    3.150%, 04/01/25.......................................  6,718    6,469,664

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CONTINUED


                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
UNITED STATES -- (Continued)
EQT Corp.
    3.900%, 10/01/27.......................................     18,855  $17,158,081
ERAC USA Finance LLC
W   3.850%, 11/15/24.......................................      6,590    6,500,611
Evergy, Inc.
    4.850%, 06/01/21.......................................      2,466    2,516,894
Eversource Energy
    2.500%, 03/15/21.......................................        494      484,699
    2.800%, 05/01/23.......................................      4,743    4,562,291
Exelon Corp.
    2.450%, 04/15/21.......................................        370      359,497
#   3.950%, 06/15/25.......................................      2,323    2,286,586
    3.400%, 04/15/26.......................................     20,540   19,320,572
Exelon Generation Co. LLC
    2.950%, 01/15/20.......................................        326      323,928
Express Scripts Holding Co.
    3.900%, 02/15/22.......................................      4,767    4,781,121
#   3.500%, 06/15/24.......................................      8,342    8,100,740
    3.400%, 03/01/27.......................................     14,920   13,706,800
Exxon Mobil Corp.
    3.176%, 03/15/24.......................................     17,923   17,687,808
    3.043%, 03/01/26.......................................      4,942    4,720,139
FedEx Corp.
    2.625%, 08/01/22.......................................      3,357    3,241,098
    4.000%, 01/15/24.......................................      8,491    8,631,241
    3.200%, 02/01/25.......................................      3,744    3,577,509
    3.400%, 02/15/28.......................................      5,250    4,903,975
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.......................................      3,855    3,708,244
    5.000%, 10/15/25.......................................      4,265    4,438,012
Fifth Third Bancorp
    3.500%, 03/15/22.......................................         56       55,533
#   3.950%, 03/14/28.......................................     26,032   25,332,185
FMR LLC
W   4.950%, 02/01/33.......................................        650      682,590
Ford Motor Credit Co. LLC
    2.459%, 03/27/20.......................................        635      622,126
    3.200%, 01/15/21.......................................      1,200    1,171,044
    3.219%, 01/09/22.......................................      8,750    8,362,265
    4.375%, 08/06/23.......................................      8,417    8,192,284
    3.664%, 09/08/24.......................................      4,875    4,434,481
GATX Corp.
    3.250%, 03/30/25.......................................      5,120    4,784,965
    3.250%, 09/15/26.......................................      6,368    5,789,327
General Dynamics Corp.
    2.250%, 11/15/22.......................................      4,800    4,603,413
    2.125%, 08/15/26.......................................      7,339    6,533,617
General Electric Co.
    0.375%, 05/17/22....................................... EUR 11,546   12,817,442
#   3.375%, 03/11/24.......................................      3,200    3,050,438
    6.750%, 03/15/32.......................................     29,038   32,803,057
General Mills, Inc.
    3.150%, 12/15/21.......................................        748      735,995

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
#   4.200%, 04/17/28.......................................  8,600  $ 8,311,393
General Motors Co.
#   4.200%, 10/01/27.......................................  2,000    1,828,123
General Motors Financial Co., Inc.
    5.250%, 03/01/26....................................... 17,826   17,799,391
    4.350%, 01/17/27.......................................  4,942    4,601,761
Georgia Power Co.
#   2.850%, 05/15/22.......................................  1,830    1,775,648
    3.250%, 04/01/26.......................................  3,000    2,817,267
#   3.250%, 03/30/27....................................... 15,966   14,807,206
Georgia-Pacific LLC
    7.750%, 11/15/29.......................................  1,000    1,303,632
Gilead Sciences, Inc.
    2.050%, 04/01/19.......................................    175      174,324
    4.400%, 12/01/21.......................................  1,414    1,449,045
    3.700%, 04/01/24....................................... 10,612   10,505,941
    3.650%, 03/01/26.......................................  8,806    8,529,170
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.......................................  5,387    5,218,128
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.......................................     42       43,707
    5.250%, 07/27/21.......................................  2,240    2,329,383
    4.000%, 03/03/24....................................... 21,404   21,264,588
    3.750%, 05/22/25.......................................  8,213    7,957,242
    3.750%, 02/25/26.......................................  4,950    4,749,450
Halliburton Co.
    3.500%, 08/01/23.......................................  6,399    6,299,041
    3.800%, 11/15/25.......................................  3,441    3,347,608
Harley-Davidson, Inc.
#   3.500%, 07/28/25.......................................  5,593    5,342,651
Harris Corp.
    2.700%, 04/27/20.......................................    121      119,659
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.......................................  6,737    7,029,307
Hasbro, Inc.
    3.500%, 09/15/27.......................................  3,300    3,028,465
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.......................................  6,965    7,072,417
Home Depot, Inc. (The)
    2.700%, 04/01/23.......................................  1,280    1,240,476
    3.350%, 09/15/25.......................................  3,642    3,564,527
Honeywell International, Inc.
    2.500%, 11/01/26.......................................  9,698    8,889,398
Hormel Foods Corp.
    4.125%, 04/15/21.......................................  1,479    1,506,820
Humana, Inc.
    3.850%, 10/01/24.......................................  7,825    7,726,338
Huntington Bancshares, Inc.
    3.150%, 03/14/21.......................................  1,582    1,564,090
    2.300%, 01/14/22.......................................  2,292    2,190,496

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Hyatt Hotels Corp.
    3.375%, 07/15/23.......................................  1,936  $ 1,884,025
Illinois Tool Works, Inc.
    1.950%, 03/01/19.......................................    310      309,286
    3.500%, 03/01/24.......................................  6,399    6,386,333
Intel Corp.
#   2.700%, 12/15/22.......................................    413      401,431
#   3.150%, 05/11/27.......................................  2,500    2,388,507
    4.000%, 12/15/32.......................................  3,200    3,220,389
Intercontinental Exchange, Inc.
    3.750%, 12/01/25....................................... 10,000    9,884,200
International Business Machines Corp.
    2.250%, 02/19/21....................................... 19,769   19,284,573
    3.375%, 08/01/23.......................................  4,409    4,345,138
    3.625%, 02/12/24.......................................  9,600    9,515,619
#   3.300%, 01/27/27....................................... 26,154   24,908,390
International Paper Co.
    3.650%, 06/15/24.......................................  7,850    7,769,641
    3.800%, 01/15/26.......................................  3,050    2,946,523
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.......................................  3,903    3,878,233
Jefferies Group LLC / Jefferies Group Capital
  Finance, Inc.
    4.850%, 01/15/27.......................................  6,594    6,335,062
JM Smucker Co. (The)
    3.500%, 03/15/25.......................................  6,042    5,754,256
John Deere Capital Corp.
    2.550%, 01/08/21.......................................  9,591    9,455,128
    3.350%, 06/12/24.......................................  6,195    6,095,396
Johnson & Johnson
    2.450%, 03/01/26.......................................  3,212    2,964,809
JPMorgan Chase & Co.
    3.625%, 05/13/24....................................... 12,131   11,944,798
#   3.900%, 07/15/25....................................... 13,351   13,166,802
Juniper Networks, Inc.
    4.600%, 03/15/21.......................................  2,560    2,609,859
#   4.500%, 03/15/24.......................................  4,224    4,276,869
Kellogg Co.
#   3.250%, 04/01/26....................................... 13,739   12,694,674
    3.400%, 11/15/27....................................... 14,600   13,449,468
    7.450%, 04/01/31.......................................  6,959    8,637,868
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.......................................  5,885    5,464,306
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20.......................................     88       86,394
KeyBank NA
    2.500%, 12/15/19.......................................    153      151,934
    3.300%, 06/01/25.......................................    750      720,443
KeyCorp
    2.900%, 09/15/20.......................................  1,449    1,435,653
    5.100%, 03/24/21.......................................    101      104,541

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................    491  $   488,445
#   2.400%, 06/01/23.......................................  1,920    1,826,532
Kohl's Corp.
#   4.750%, 12/15/23.......................................  1,417    1,442,971
Kraft Heinz Foods Co.
    3.500%, 06/06/22.......................................  9,148    9,041,239
    3.950%, 07/15/25....................................... 18,315   17,704,582
Kroger Co. (The)
    3.850%, 08/01/23.......................................  3,341    3,329,051
    7.500%, 04/01/31....................................... 16,177   19,364,973
L3 Technologies, Inc.
    3.950%, 05/28/24.......................................  2,469    2,431,743
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.......................................  3,840    3,851,263
    3.600%, 09/01/27.......................................  2,500    2,358,976
Lam Research Corp.
    3.800%, 03/15/25.......................................  4,094    4,036,021
Legg Mason, Inc.
    3.950%, 07/15/24.......................................  4,736    4,643,238
    4.750%, 03/15/26.......................................  9,317    9,381,567
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.......................................  6,665    6,834,902
Lincoln National Corp.
    6.250%, 02/15/20.......................................    117      121,046
Lockheed Martin Corp.
    2.900%, 03/01/25.......................................  4,480    4,257,328
    3.550%, 01/15/26.......................................  4,800    4,685,329
Loews Corp.
    2.625%, 05/15/23.......................................  3,761    3,592,712
    3.750%, 04/01/26....................................... 10,670   10,485,118
Lowe's Cos., Inc.
    3.120%, 04/15/22.......................................    292      289,302
#   3.375%, 09/15/25.......................................  5,183    5,014,280
LYB International Finance II BV
    3.500%, 03/02/27.......................................  4,166    3,803,310
LyondellBasell Industries NV
#   5.750%, 04/15/24.......................................  5,827    6,226,911
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.......................................  1,516    1,535,526
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.......................................    243      239,794
    2.900%, 02/06/25.......................................  8,028    7,586,467
Marathon Petroleum Corp.
#   3.625%, 09/15/24.......................................  8,191    7,983,311
Marriott International, Inc.
    2.875%, 03/01/21.......................................  1,009      995,647
#   4.000%, 04/15/28.......................................  7,900    7,610,799
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.......................................    523      520,017

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
    3.500%, 06/03/24.......................................  8,320  $ 8,117,198
Mastercard, Inc.
    3.375%, 04/01/24.......................................  1,787    1,769,476
#   2.950%, 11/21/26.......................................  2,700    2,538,809
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.......................................  5,931    5,517,659
McDonald's Corp.
    2.200%, 05/26/20.......................................    802      790,115
#   3.500%, 07/15/20.......................................  4,915    4,939,566
McKesson Corp.
    3.796%, 03/15/24.......................................  4,348    4,274,297
Medtronic, Inc.
    3.125%, 03/15/22.......................................  1,143    1,128,400
    3.500%, 03/15/25.......................................  1,977    1,935,641
Merck & Co., Inc.
#   2.750%, 02/10/25....................................... 11,609   11,009,727
MetLife, Inc.
#   3.600%, 04/10/24....................................... 16,140   16,035,026
Microsoft Corp.
    2.700%, 02/12/25.......................................  1,567    1,486,586
    3.125%, 11/03/25.......................................  3,109    3,012,557
    2.400%, 08/08/26....................................... 29,634   27,031,256
#   3.300%, 02/06/27....................................... 24,692   23,945,234
Molson Coors Brewing Co.
#   3.500%, 05/01/22.......................................  2,787    2,754,214
    3.000%, 07/15/26....................................... 18,416   16,397,621
Morgan Stanley
    2.500%, 04/21/21.......................................    750      730,779
    5.500%, 07/28/21.......................................    865      906,071
    3.875%, 04/29/24....................................... 11,982   11,847,415
    3.875%, 01/27/26....................................... 17,253   16,715,984
    3.625%, 01/20/27.......................................  4,903    4,633,360
Mosaic Co. (The)
    4.250%, 11/15/23.......................................  3,965    3,985,234
    4.050%, 11/15/27.......................................  6,000    5,694,897
Motorola Solutions, Inc.
    3.750%, 05/15/22.......................................  3,200    3,149,732
    3.500%, 03/01/23.......................................  3,200    3,103,656
MPLX L.P.
    4.125%, 03/01/27....................................... 12,320   11,755,053
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.......................................  5,472    5,429,023
Mylan NV
    3.950%, 06/15/26....................................... 17,157   15,744,791
Mylan, Inc.
    4.200%, 11/29/23.......................................  4,480    4,368,540
Nasdaq, Inc.
    4.250%, 06/01/24.......................................  2,816    2,828,925
National Oilwell Varco, Inc.
    2.600%, 12/01/22.......................................  3,923    3,716,249

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
National Rural Utilities Cooperative
  Finance Corp.
    8.000%, 03/01/32.......................................  2,708  $ 3,676,095
NetApp, Inc.
    3.250%, 12/15/22.......................................  1,088    1,059,149
#   3.300%, 09/29/24.......................................  3,451    3,293,453
Newell Brands, Inc.
    4.000%, 06/15/22.......................................  6,483    6,420,559
NextEra Energy Capital Holdings,
  Inc.
#   4.500%, 06/01/21.......................................    828      843,944
    3.550%, 05/01/27....................................... 20,641   19,628,196
NIKE, Inc.
    2.375%, 11/01/26....................................... 28,083   25,229,269
NiSource, Inc.
    3.850%, 02/15/23.......................................  2,335    2,319,040
Noble Energy, Inc.
    4.150%, 12/15/21.......................................  1,717    1,729,410
    3.900%, 11/15/24.......................................  1,556    1,512,444
    3.850%, 01/15/28.......................................  2,760    2,530,952
Nordstrom, Inc.
    4.750%, 05/01/20.......................................  1,337    1,362,859
    4.000%, 10/15/21.......................................    960      966,647
    4.000%, 03/15/27....................................... 12,652   12,111,348
Norfolk Southern Corp.
    2.903%, 02/15/23.......................................  4,480    4,334,860
Northrop Grumman Corp.
    3.250%, 08/01/23.......................................    988      966,816
Novartis Capital Corp.
    3.400%, 05/06/24.......................................  6,080    6,027,518
Nucor Corp.
    3.950%, 05/01/28....................................... 10,245   10,076,760
Nuveen Finance LLC
W   4.125%, 11/01/24.......................................  2,748    2,749,833
Occidental Petroleum Corp.
    2.700%, 02/15/23.......................................    420      403,764
    3.400%, 04/15/26.......................................  7,291    7,070,807
    3.000%, 02/15/27.......................................  7,118    6,671,698
Ohio Power Co.
    5.375%, 10/01/21.......................................  2,308    2,431,243
Omnicom Group, Inc. / Omnicom
  Capital, Inc.
    3.650%, 11/01/24.......................................  6,057    5,833,875
ONE Gas, Inc.
    2.070%, 02/01/19.......................................    491      489,870
ONEOK, Inc.
    4.000%, 07/13/27.......................................  6,623    6,350,053
Oracle Corp.
    2.950%, 05/15/25....................................... 27,858   26,425,640
    2.650%, 07/15/26....................................... 39,785   36,390,005
#   3.250%, 11/15/27....................................... 26,794   25,344,121
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.......................................    722      723,484
    3.600%, 09/01/27....................................... 21,580   20,174,993

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Pacific Gas & Electric Co.
    3.850%, 11/15/23.......................................  3,200  $ 3,123,212
    3.750%, 02/15/24.......................................  6,502    6,283,511
    3.500%, 06/15/25.......................................  4,288    3,993,835
    2.950%, 03/01/26.......................................  3,000    2,662,428
Packaging Corp. of America
    4.500%, 11/01/23.......................................  3,888    3,988,705
Parker-Hannifin Corp.
    3.300%, 11/21/24.......................................  6,093    5,963,019
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.400%, 11/15/26.......................................  1,000      917,989
PepsiCo, Inc.
    2.150%, 10/14/20.......................................  5,128    5,039,609
    2.750%, 03/05/22.......................................  2,810    2,754,040
    2.750%, 03/01/23.......................................  4,480    4,349,512
    3.500%, 07/17/25....................................... 13,489   13,311,365
Perrigo Finance Unlimited Co.
    3.900%, 12/15/24.......................................  3,885    3,725,548
#   4.375%, 03/15/26.......................................  5,000    4,830,850
Pfizer, Inc.
#   3.000%, 06/15/23.......................................  1,920    1,884,600
    3.400%, 05/15/24.......................................  6,399    6,357,300
#   3.000%, 12/15/26....................................... 42,108   39,878,303
Philip Morris International, Inc.
    3.250%, 11/10/24.......................................  7,098    6,886,284
Phillips 66
    4.300%, 04/01/22.......................................  2,235    2,281,049
Phillips 66 Partners L.P.
    3.550%, 10/01/26....................................... 21,603   20,180,763
PNC Bank NA
    3.300%, 10/30/24.......................................  3,788    3,679,511
    2.950%, 02/23/25.......................................  8,093    7,650,609
    3.250%, 06/01/25.......................................  8,000    7,696,064
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.......................................    267      271,361
    3.300%, 03/08/22.......................................    795      787,198
PPG Industries, Inc.
    3.750%, 03/15/28....................................... 13,512   12,808,931
PPL Capital Funding, Inc.
    3.400%, 06/01/23.......................................  4,857    4,760,418
    3.100%, 05/15/26.......................................  9,200    8,473,107
Praxair, Inc.
    2.200%, 08/15/22.......................................    800      766,131
Precision Castparts Corp.
    2.500%, 01/15/23.......................................  7,769    7,463,030
    3.250%, 06/15/25....................................... 30,987   29,777,334
Principal Financial Group, Inc.
    3.125%, 05/15/23.......................................  4,444    4,323,832
    3.400%, 05/15/25.......................................  5,700    5,497,862
    3.100%, 11/15/26.......................................  5,472    5,017,424
Procter & Gamble Co. (The)
    1.850%, 02/02/21.......................................    515      501,304

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
    2.450%, 11/03/26.......................................  1,077  $   982,193
#   2.850%, 08/11/27....................................... 12,850   12,005,776
Progress Energy, Inc.
    4.875%, 12/01/19.......................................    547      557,711
    4.400%, 01/15/21.......................................  1,225    1,245,962
    7.750%, 03/01/31.......................................  2,500    3,234,532
Progressive Corp. (The)
    3.750%, 08/23/21.......................................  4,352    4,388,980
Prudential Financial, Inc.
#   4.500%, 11/15/20.......................................    357      365,514
#   3.500%, 05/15/24.......................................  9,600    9,539,427
PSEG Power LLC
    2.450%, 11/15/18.......................................    523      522,931
    5.125%, 04/15/20.......................................  2,243    2,293,867
#   4.300%, 11/15/23.......................................  5,815    5,857,675
Puget Energy, Inc.
    6.000%, 09/01/21.......................................  7,900    8,358,919
QUALCOMM, Inc.
    3.450%, 05/20/25....................................... 15,743   15,109,562
Quest Diagnostics, Inc.
    3.500%, 03/30/25.......................................    384      366,444
Raytheon Co.
    3.125%, 10/15/20.......................................  4,003    4,000,998
    2.500%, 12/15/22.......................................    383      369,415
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.......................................    960      993,058
    4.700%, 09/15/23.......................................  3,840    3,945,045
    3.950%, 09/15/26....................................... 16,189   15,557,793
Republic Services, Inc.
    3.550%, 06/01/22.......................................  4,488    4,473,344
Rockwell Automation, Inc.
    2.875%, 03/01/25.......................................  5,738    5,401,819
Roper Technologies, Inc.
    3.000%, 12/15/20.......................................  1,285    1,272,962
Royal Caribbean Cruises, Ltd.
#   7.500%, 10/15/27.......................................  5,180    6,064,036
#   3.700%, 03/15/28....................................... 14,325   13,145,725
Ryder System, Inc.
    2.450%, 09/03/19.......................................    120      119,334
salesforce.com, Inc.
    3.700%, 04/11/28....................................... 12,800   12,499,142
Sempra Energy
    2.850%, 11/15/20.......................................  3,650    3,601,196
    4.050%, 12/01/23.......................................  4,205    4,209,863
    3.550%, 06/15/24.......................................  6,528    6,366,844
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25.......................................  6,794    6,463,339
Southern Co. (The)
#   3.250%, 07/01/26.......................................  8,992    8,338,738
Southern Power Co.
    4.150%, 12/01/25.......................................  5,433    5,315,801
Southwest Airlines Co.
    2.650%, 11/05/20.......................................  5,140    5,077,632

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

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
    3.000%, 11/15/26.......................................  9,166  $ 8,388,567
Southwest Gas Corp.
    3.700%, 04/01/28.......................................  2,900    2,797,540
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.......................................  3,200    3,293,179
Starbucks Corp.
    3.850%, 10/01/23.......................................  1,231    1,237,695
State Street Corp.
#   1.950%, 05/19/21.......................................  1,321    1,275,139
    3.300%, 12/16/24....................................... 13,947   13,537,662
    3.550%, 08/18/25.......................................  8,254    8,063,563
Stryker Corp.
    2.625%, 03/15/21.......................................    896      879,629
    3.375%, 05/15/24.......................................    512      500,764
    3.375%, 11/01/25....................................... 10,289    9,773,946
#   3.650%, 03/07/28....................................... 24,340   23,186,611
SunTrust Banks, Inc.
    2.900%, 03/03/21.......................................  2,000    1,970,581
Sysco Corp.
    2.600%, 10/01/20.......................................  2,965    2,922,546
    3.750%, 10/01/25.......................................    685      668,614
    3.300%, 07/15/26....................................... 15,704   14,697,802
#   3.250%, 07/15/27.......................................  4,934    4,563,830
Tapestry, Inc.
    4.250%, 04/01/25....................................... 16,805   16,486,997
Target Corp.
    2.900%, 01/15/22.......................................  2,996    2,961,132
#   2.500%, 04/15/26.......................................  4,468    4,086,139
TCI Communications, Inc.
    7.875%, 02/15/26.......................................  1,520    1,853,952
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.......................................    210      215,482
    2.950%, 04/01/22.......................................  1,785    1,744,495
    3.625%, 04/01/25.......................................  7,358    7,158,144
Texas Instruments, Inc.
    2.250%, 05/01/23.......................................    657      622,243
TJX Cos., Inc. (The)
    2.250%, 09/15/26.......................................  7,600    6,782,266
Total System Services, Inc.
    4.800%, 04/01/26.......................................  5,931    6,041,248
    4.450%, 06/01/28.......................................  3,822    3,763,076
Toyota Motor Credit Corp.
    3.300%, 01/12/22.......................................  2,605    2,600,199
    2.625%, 01/10/23.......................................  2,999    2,894,679
Tyson Foods, Inc.
    4.500%, 06/15/22.......................................  5,527    5,651,562
U.S. Bank NA
    2.800%, 01/27/25.......................................  5,950    5,610,299
Union Pacific Corp.
    2.250%, 02/15/19.......................................    332      331,712
    2.750%, 04/15/23.......................................    640      615,668
    3.250%, 01/15/25.......................................  9,515    9,162,965
    3.950%, 09/10/28....................................... 22,950   22,580,975

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
United Parcel Service, Inc.
    3.050%, 11/15/27.......................................  1,085  $ 1,019,703
United Technologies Corp.
    3.100%, 06/01/22.......................................    158      155,038
    7.500%, 09/15/29.......................................    615      771,518
UnitedHealth Group, Inc.
    2.750%, 02/15/23.......................................  8,672    8,378,987
    2.875%, 03/15/23.......................................  5,760    5,593,558
    3.750%, 07/15/25....................................... 12,530   12,410,246
    3.100%, 03/15/26.......................................  1,290    1,222,126
Unum Group
    4.000%, 03/15/24.......................................  5,051    4,977,871
    3.875%, 11/05/25.......................................  1,977    1,886,121
US Bancorp
    2.350%, 01/29/21.......................................    806      788,824
Valero Energy Corp.
    3.400%, 09/15/26.......................................  8,918    8,245,008
    7.500%, 04/15/32.......................................    580      710,718
Verizon Communications, Inc.
    3.500%, 11/01/24.......................................  1,186    1,160,006
    3.376%, 02/15/25....................................... 18,194   17,567,420
    2.625%, 08/15/26.......................................  2,026    1,817,564
#   4.125%, 03/16/27.......................................  3,000    2,968,040
Viacom, Inc.
    2.750%, 12/15/19.......................................    293      290,468
    4.500%, 03/01/21.......................................  1,856    1,884,558
    4.250%, 09/01/23.......................................    640      639,067
#   3.875%, 04/01/24.......................................  4,899    4,768,645
Visa, Inc.
    3.150%, 12/14/25....................................... 14,555   13,995,030
Walgreen Co.
    3.100%, 09/15/22.......................................  6,807    6,625,188
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.......................................  7,828    7,736,347
    3.450%, 06/01/26.......................................  2,965    2,742,517
Wallmart, Inc.
    3.300%, 04/22/24.......................................  6,704    6,656,974
Walt Disney Co. (The)
    3.150%, 09/17/25.......................................  9,588    9,244,002
Warner Media LLC
    4.750%, 03/29/21.......................................  1,089    1,117,582
    4.000%, 01/15/22.......................................  1,152    1,160,358
    3.550%, 06/01/24.......................................  4,480    4,333,963
    3.600%, 07/15/25....................................... 12,500   11,830,430
    3.800%, 02/15/27.......................................  8,782    8,222,149
Waste Management, Inc.
    4.600%, 03/01/21.......................................  1,831    1,876,222
    3.500%, 05/15/24.......................................  4,942    4,828,876
#   3.125%, 03/01/25.......................................  3,460    3,316,471
WEC Energy Group, Inc.
    2.450%, 06/15/20.......................................  1,658    1,634,663
    3.550%, 06/15/25.......................................  6,271    6,146,706
Wells Fargo & Co.
    2.600%, 07/22/20.......................................    297      293,105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^     VALUE+
                                                            ------- --------------
                                                             (000)
UNITED STATES -- (Continued)
    3.500%, 03/08/22.......................................  8,768  $    8,682,062
    3.000%, 02/19/25....................................... 16,264      15,218,631
    3.000%, 04/22/26....................................... 10,373       9,560,815
Western Union Co. (The)
    5.253%, 04/01/20.......................................  2,283       2,332,180
WestRock MWV LLC
    8.200%, 01/15/30....................................... 19,367      24,725,705
Whirlpool Corp.
    4.700%, 06/01/22.......................................  1,920       1,968,707
    3.700%, 05/01/25....................................... 15,463      14,765,006
Williams Cos., Inc. (The)
    4.000%, 09/15/25....................................... 12,364      11,951,449
    3.750%, 06/15/27.......................................  7,863       7,322,042
Wisconsin Electric Power Co.
    3.100%, 06/01/25.......................................  3,200       3,039,899
Wm Wrigley Jr Co.
W   2.900%, 10/21/19.......................................    174         173,575
Xerox Corp.
    4.070%, 03/17/22.......................................  1,125       1,073,250
    3.800%, 05/15/24.......................................  4,290       3,796,007
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.......................................  5,634       5,314,991
Zoetis, Inc.
    3.000%, 09/12/27....................................... 26,275      23,949,102
                                                                    --------------
TOTAL UNITED STATES........................................          3,589,846,501
                                                                    --------------
TOTAL BONDS................................................          4,755,348,013
                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (24.6%)
U.S. Treasury Bonds
    8.125%, 05/15/21.......................................  6,590       7,422,052
    7.250%, 08/15/22....................................... 28,625      33,001,263
    6.250%, 08/15/23....................................... 51,143      58,577,058
    7.500%, 11/15/24....................................... 24,371      30,339,618
    6.875%, 08/15/25....................................... 39,904      49,177,373
    6.000%, 02/15/26....................................... 44,152      52,583,402
    6.750%, 08/15/26....................................... 38,863      48,701,840
    6.625%, 02/15/27....................................... 44,651      56,122,218
    6.125%, 11/15/27....................................... 29,406      36,281,295
    5.250%, 11/15/28....................................... 10,442      12,307,402
    5.250%, 02/15/29....................................... 99,685     117,830,785
    6.125%, 08/15/29....................................... 25,585      32,454,592
    6.250%, 05/15/30....................................... 25,710      33,315,799
    5.375%, 02/15/31....................................... 95,000     116,044,727
U.S. Treasury Notes
    3.125%, 05/15/21....................................... 25,000      25,132,812
    1.125%, 07/31/21....................................... 24,711      23,542,340
    1.250%, 10/31/21....................................... 49,423      47,044,042
    2.000%, 10/31/21....................................... 54,125      52,678,653
    1.625%, 08/15/22....................................... 88,961      84,707,171
    2.125%, 12/31/22....................................... 24,711      23,890,808
    1.500%, 02/28/23....................................... 76,309      71,753,742
    1.500%, 03/31/23....................................... 86,984      81,696,722
    1.750%, 05/15/23....................................... 43,203      40,965,314

                                                             FACE
                                                            AMOUNT^     VALUE+
                                                            ------- --------------
                                                             (000)
    1.250%, 07/31/23.......................................  39,538 $   36,524,772
    2.750%, 02/15/24.......................................  70,834     69,957,074
    2.500%, 05/15/24.......................................  86,868     84,584,517
    2.250%, 11/15/24.......................................  67,709     64,762,505
    2.000%, 02/15/25.......................................  44,711     42,019,889
    2.125%, 05/15/25....................................... 123,730    116,861,641
    2.875%, 05/31/25.......................................  25,000     24,726,562
    2.000%, 08/15/25....................................... 150,000    140,156,250
    2.250%, 11/15/25.......................................  98,895     93,726,192
    1.625%, 02/15/26.......................................  64,249     58,150,636
    1.625%, 05/15/26....................................... 125,533    113,215,255
    1.500%, 08/15/26....................................... 103,787     92,362,589
    2.250%, 11/15/27....................................... 109,018    101,442,380
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS............................          2,174,061,290
                                                                    --------------
AGENCY OBLIGATIONS -- (17.8%)
Federal Farm Credit Bank
    4.670%, 05/07/20.......................................   1,658      1,702,910
    5.350%, 08/07/20.......................................   1,984      2,067,144
    3.650%, 12/21/20.......................................  13,026     13,209,575
    5.250%, 03/02/21.......................................   1,806      1,897,781
    5.220%, 02/22/22.......................................   1,480      1,582,315
    5.210%, 12/19/22.......................................   6,276      6,800,485
    4.800%, 02/13/23.......................................     576        615,778
    5.250%, 03/06/23.......................................   1,776      1,932,430
    5.220%, 05/15/23.......................................  14,240     15,521,287
    2.630%, 08/03/26.......................................   5,760      5,460,215
    5.770%, 01/05/27.......................................   1,920      2,238,246
Federal Home Loan Bank
    1.875%, 03/13/20.......................................   7,260      7,168,764
    4.125%, 03/13/20.......................................  16,560     16,839,814
    3.000%, 03/18/20.......................................   5,350      5,361,487
    3.375%, 06/12/20.......................................   8,435      8,500,650
    2.875%, 09/11/20.......................................   4,355      4,349,408
    4.625%, 09/11/20.......................................   7,590      7,818,869
    3.125%, 12/11/20.......................................   1,775      1,782,286
    5.250%, 12/11/20.......................................   2,235      2,338,438
    1.750%, 03/12/21.......................................  11,970     11,652,855
    5.000%, 03/12/21.......................................   1,535      1,607,454
#   2.250%, 06/11/21.......................................  20,725     20,377,483
    3.625%, 06/11/21.......................................   2,970      3,018,070
    5.625%, 06/11/21.......................................  10,945     11,659,205
    2.375%, 09/10/21.......................................  11,650     11,449,655
    3.000%, 09/10/21.......................................   9,245      9,239,758
    2.625%, 12/10/21.......................................  31,855     31,498,797
    5.000%, 12/10/21.......................................  13,470     14,280,248
    2.250%, 03/11/22.......................................   2,960      2,886,367
    2.500%, 03/11/22.......................................   3,255      3,203,405
    5.250%, 06/10/22.......................................   2,440      2,624,374
    5.750%, 06/10/22.......................................   5,775      6,310,036
#   2.000%, 09/09/22.......................................   4,805      4,623,193
    5.375%, 09/30/22.......................................  18,760     20,336,140
    5.250%, 12/09/22.......................................   4,440      4,812,791

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
    4.750%, 03/10/23.......................................  14,565 $ 15,550,439
    3.250%, 06/09/23.......................................  10,360   10,427,309
    2.500%, 12/08/23.......................................   9,885    9,610,029
    3.250%, 03/08/24.......................................  29,405   29,562,787
    2.875%, 06/14/24.......................................   4,845    4,777,911
    5.375%, 08/15/24.......................................   5,490    6,124,457
    5.365%, 09/09/24.......................................     600      665,411
    2.875%, 09/13/24.......................................  67,240   66,133,566
    2.750%, 12/13/24.......................................  75,120   73,143,743
    4.375%, 03/13/26.......................................   5,950    6,333,174
    5.750%, 06/12/26.......................................  11,775   13,672,200
    3.250%, 06/09/28.......................................  10,000    9,801,830
Federal Home Loan Mortgage Corp.
#   6.750%, 09/15/29.......................................  18,505   24,011,718
    6.750%, 03/15/31.......................................  22,231   29,430,487
    6.250%, 07/15/32.......................................  30,757   39,859,288
Federal National Mortgage Association
    1.250%, 05/06/21.......................................   4,942    4,741,849
#   2.000%, 01/05/22.......................................  22,734   22,040,158
    2.375%, 01/19/23.......................................  38,550   37,524,840
    2.625%, 09/06/24....................................... 151,431  147,061,610
    2.125%, 04/24/26....................................... 101,970   94,417,592
#   1.875%, 09/24/26....................................... 150,229  135,775,017

                                                               FACE
                                                              AMOUNT^       VALUE+
                                                             ---------- --------------
                                                               (000)
     6.250%, 05/15/29.......................................     57,206 $   71,337,083
     7.125%, 01/15/30.......................................     17,749     23,755,386
     7.250%, 05/15/30.......................................     21,301     28,895,318
     6.625%, 11/15/30.......................................    110,212    143,787,755
Tennessee Valley Authority
     3.875%, 02/15/21.......................................     31,374     31,982,311
#    1.875%, 08/15/22.......................................     37,801     36,272,441
#    2.875%, 09/15/24.......................................     65,279     64,144,582
     6.750%, 11/01/25.......................................     25,327     30,746,446
#    2.875%, 02/01/27.......................................     31,804     30,512,503
#    7.125%, 05/01/30.......................................     42,633     56,996,953
                                                                        --------------
TOTAL AGENCY OBLIGATIONS....................................             1,565,863,906
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             8,495,273,209
                                                                        --------------

                                                              SHARES        VALUE
                                                             ---------- --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
@(S) DFA Short Term Investment Fund......................... 28,364,115    328,172,813
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,192,944,214).........            $8,823,446,022
                                                                        ==============

As of October 31, 2018, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                 FOREIGN
                                                                                EXCHANGE
                                                                   SETTLEMENT APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
USD    73,289,187   EUR   62,713,636 JP Morgan                      12/06/18   $2,062,291
USD    87,516,482   SEK  777,473,673 Citibank, N.A.                 01/11/19    1,955,294
USD    22,998,156   CAD   29,915,111 National Australia Bank Ltd.   01/18/19      236,871
                                                                               -----------
TOTAL APPRECIATION                                                             $4,254,456
                                                                               ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $139,205,644   --    $139,205,644
   Belgium...........................   --      28,624,080   --      28,624,080
   Canada............................   --     107,600,482   --     107,600,482
   Denmark...........................   --      34,057,180   --      34,057,180
   France............................   --      65,884,747   --      65,884,747

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------
                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                           ------- -------------- ------- --------------
   Germany................................   --    $   79,459,313   --    $   79,459,313
   Ireland................................   --         5,518,433   --         5,518,433
   Italy..................................   --        11,705,616   --        11,705,616
   Japan..................................   --       100,577,963   --       100,577,963
   Luxembourg.............................   --        35,086,337   --        35,086,337
   Netherlands............................   --       121,371,725   --       121,371,725
   Norway.................................   --        10,073,593   --        10,073,593
   Spain..................................   --        59,720,476   --        59,720,476
   Supranational Organization Obligations.   --         2,366,162   --         2,366,162
   Sweden.................................   --        96,419,767   --        96,419,767
   Switzerland............................   --        68,207,121   --        68,207,121
   United Kingdom.........................   --       199,622,873   --       199,622,873
   United States..........................   --     3,589,846,501   --     3,589,846,501
Agency Obligations........................   --     1,565,863,906   --     1,565,863,906
U.S. Treasury Obligations.................   --     2,174,061,290   --     2,174,061,290
Securities Lending Collateral.............   --       328,172,813   --       328,172,813
Forward Currency Contracts**..............   --         4,254,456   --         4,254,456
                                             --    --------------   --    --------------
TOTAL.....................................   --    $8,827,700,478   --    $8,827,700,478
                                             ==    ==============   ==    ==============

    ** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------ ------------
                                                  (000)
                                                  ------
           U.S. TREASURY OBLIGATIONS --(18.6%)
           Treasury Inflation Protected Security
              0.125%, 04/15/20................... 35,407 $ 37,461,811
              0.125%, 04/15/21................... 25,686   26,625,315
              0.125%, 01/15/22...................  4,000    4,324,333
              0.125%, 04/15/22................... 17,400   17,431,996
              0.125%, 01/15/23................... 12,800   13,456,704
              0.625%, 01/15/24...................  7,400    7,824,893
              2.375%, 01/15/25................... 24,373   35,130,877
              0.625%, 01/15/26...................  5,150    5,280,268
                                                         ------------
           TOTAL U.S. TREASURY OBLIGATIONS.......         147,536,197
                                                         ------------

                                                                                             SHARES
                                                                                           ----------
AFFILIATED INVESTMENT COMPANIES -- (81.4%)
   Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment
     Dimensions Group Inc................................................................. 34,070,950  404,762,881
   Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions
     Group Inc............................................................................ 24,473,913  243,515,436
                                                                                                      ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES......................................             648,278,317
                                                                                                      ------------
TOTAL INVESTMENT SECURITIES...............................................................             795,814,514
                                                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money Market Fund 2.090%....................    290,015      290,015
                                                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $817,842,940).....................................................................            $796,104,529
                                                                                                      ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
U.S. Treasury Obligations.......           -- $147,536,197   --    $147,536,197
Affiliated Investment Companies. $648,278,317           --   --     648,278,317
Temporary Cash Investments......      290,015           --   --         290,015
                                 ------------ ------------   --    ------------
TOTAL........................... $648,568,332 $147,536,197   --    $796,104,529
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                            FACE
                                                        AMOUNT^(+/-)    VALUE+
                                                        ------------ ------------
                                                           (000)
                                                        ------------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.750%, 02/15/45....................................    17,781    $ 16,653,430
   1.000%, 02/15/46....................................    50,840      50,215,198
   0.875%, 02/15/47....................................    53,695      50,299,982
   1.000%, 02/15/48....................................    53,150      50,306,242
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS........................               167,474,852
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $182,846,269)......              $167,474,852
                                                                     ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                        LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                        ------- ------------ ------- ------------
U.S. Treasury Obligations..............................   --    $167,474,852   --    $167,474,852
                                                          --    ------------   --    ------------
TOTAL..................................................   --    $167,474,852   --    $167,474,852
                                                          ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                 FACE
                                              AMOUNT(+/-)     VALUE+
                                              ----------- --------------
                                                 (000)
                                              -----------
       U.S. TREASURY OBLIGATIONS -- (99.9%)
       Treasury Inflation Protected Security
          0.125%, 07/15/24...................    15,000   $   15,176,717
          0.250%, 01/15/25...................   367,000      371,226,430
          2.375%, 01/15/25...................   199,500      287,552,775
          0.375%, 07/15/25...................   340,000      346,123,662
          0.625%, 01/15/26...................   435,000      446,003,211
          2.000%, 01/15/26...................   210,800      284,330,462
          0.125%, 07/15/26...................   413,700      405,003,824
          0.375%, 01/15/27...................   490,000      481,431,538
          2.375%, 01/15/27...................   167,500      229,863,029
          0.375%, 07/15/27...................   515,500      500,030,939
          0.500%, 01/15/28...................    13,100       12,652,233
          1.750%, 01/15/28...................   206,700      262,098,966
          3.625%, 04/15/28...................   137,500      261,544,000
          2.500%, 01/15/29...................   165,500      219,517,192
          3.875%, 04/15/29...................   131,745      255,522,071
          3.375%, 04/15/32...................    54,000       97,449,225
                                                          --------------
       TOTAL U.S. TREASURY OBLIGATIONS.......              4,475,526,274
                                                          --------------

                                                                         SHARES
                                                                        ---------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money Market Fund 2.090%. 6,554,707      6,554,707
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,621,505,277)................................................           $4,482,080,981
                                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------------
                                                         LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                        ---------- -------------- ------- --------------
U.S. Treasury Obligations..............................         -- $4,475,526,274   --    $4,475,526,274
Temporary Cash Investments............................. $6,554,707             --   --         6,554,707
                                                        ---------- --------------   --    --------------
TOTAL.................................................. $6,554,707 $4,475,526,274   --    $4,482,080,981
                                                        ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (92.4%)
AUSTRALIA -- (4.3%)
ASB Finance, Ltd.
    0.500%, 06/10/22................................... EUR  3,800  $ 4,306,202
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21...................................      2,700    2,614,061
    2.625%, 05/19/22...................................        250      241,119
Commonwealth Bank of Australia
W   2.750%, 03/10/22...................................      7,974    7,734,448
    2.750%, 03/10/22...................................        200      193,992
    0.500%, 07/11/22................................... EUR  2,500    2,841,624
Macquarie Group, Ltd.
W   3.000%, 12/03/18...................................      5,174    5,175,449
National Australia Bank, Ltd.
    2.800%, 01/10/22...................................     15,000   14,611,098
    0.875%, 01/20/22................................... EUR  1,700    1,957,151
    2.500%, 05/22/22...................................      1,635    1,564,417
    0.350%, 09/07/22................................... EUR  1,600    1,804,250
Westpac Banking Corp.
    2.600%, 11/23/20...................................      3,000    2,956,442
    2.100%, 05/13/21...................................        461      444,796
#   2.800%, 01/11/22...................................     16,749   16,316,291
    0.250%, 01/17/22................................... EUR    450      508,265
                                                                    -----------
TOTAL AUSTRALIA........................................              63,269,605
                                                                    -----------
AUSTRIA -- (0.6%)
Republic of Austria Government Bond
W   0.000%, 07/15/23................................... EUR  8,000    9,093,932
                                                                    -----------
CANADA -- (11.8%)
Bank of Montreal
    2.375%, 01/25/19...................................         24       23,983
    1.900%, 08/27/21...................................      7,000    6,710,197
Bank of Nova Scotia (The)
    2.350%, 10/21/20...................................     11,405   11,216,566
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22...................................      2,500    2,404,756
Canadian Natural Resources, Ltd.
    2.950%, 01/15/23...................................      4,500    4,332,110
CPPIB Capital, Inc.
W   2.250%, 01/25/22...................................      2,000    1,941,356
Enbridge, Inc.
    2.900%, 07/15/22...................................      3,010    2,905,694
Export Development Canada
    1.375%, 10/21/21...................................      5,000    4,759,571
Husky Energy, Inc.
    3.950%, 04/15/22...................................      1,250    1,253,605

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
Province of British Columbia Canada
#   2.650%, 09/22/21..................................      5,000  $  4,933,671
#   2.000%, 10/23/22..................................      8,890     8,492,826
Province of Manitoba Canada
    2.125%, 05/04/22..................................      8,500     8,157,199
Province of Ontario Canada
    4.000%, 06/02/21.................................. CAD  5,200     4,086,095
    2.500%, 09/10/21..................................      3,221     3,155,844
    2.400%, 02/08/22..................................      6,000     5,832,114
    1.350%, 03/08/22.................................. CAD  2,400     1,743,890
    2.250%, 05/18/22..................................      5,000     4,822,062
    3.150%, 06/02/22.................................. CAD 13,000    10,001,937
Province of Quebec Canada
    4.250%, 12/01/21.................................. CAD  5,000     3,977,515
#   2.375%, 01/31/22..................................      6,000     5,839,734
Royal Bank of Canada
    2.350%, 10/30/20..................................      6,000     5,891,616
    1.583%, 09/13/21.................................. CAD  6,000     4,373,672
    1.968%, 03/02/22.................................. CAD  2,300     1,684,366
    2.000%, 03/21/22.................................. CAD 11,000     8,057,085
Toronto-Dominion Bank (The)
    2.500%, 12/14/20..................................     16,681    16,424,138
#   2.550%, 01/25/21..................................      8,200     8,067,442
    1.994%, 03/23/22.................................. CAD  6,300     4,620,830
    3.005%, 05/30/23.................................. CAD  5,000     3,762,885
    0.625%, 07/20/23.................................. EUR  4,800     5,458,838
Total Capital Canada, Ltd.
    1.125%, 03/18/22.................................. EUR  5,000     5,863,448
Toyota Credit Canada, Inc.
    2.020%, 02/28/22.................................. CAD  8,500     6,214,307
    2.350%, 07/18/22.................................. CAD  3,000     2,205,340
    2.700%, 01/25/23.................................. CAD  4,000     2,961,571
                                                                   ------------
TOTAL CANADA..........................................              172,176,263
                                                                   ------------
DENMARK -- (0.2%)
Danske Bank A.S.
#W  2.750%, 09/17/20..................................      3,000     2,945,417
                                                                   ------------
FINLAND -- (0.9%)
Municipality Finance P.L.C.
    2.375%, 03/15/22..................................        650       633,263
Nordea Bank AB
W   2.250%, 05/27/21..................................      3,800     3,665,379
    0.300%, 06/30/22.................................. EUR  1,000     1,131,728
Nordea Bank Abp
W   2.500%, 09/17/20..................................      4,000     3,928,696
OP Corporate Bank P.L.C.
    0.375%, 08/29/23.................................. EUR  3,000     3,355,436
                                                                   ------------
TOTAL FINLAND.........................................               12,714,502
                                                                   ------------

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (3.6%)
Agence Francaise de Developpement
    0.500%, 10/25/22................................... EUR    500  $   575,494
BNP Paribas SA
#   2.375%, 05/21/20...................................        500      493,260
BPCE SA
#   2.500%, 07/15/19...................................      1,650    1,642,186
    2.650%, 02/03/21...................................      1,300    1,274,018
Caisse d'Amortissement de la Dette Sociale
    0.500%, 05/25/23................................... EUR  4,500    5,195,807
Dexia Credit Local SA
    1.875%, 09/15/21...................................      2,000    1,923,812
    0.250%, 06/02/22................................... EUR    350      399,103
    0.750%, 01/25/23................................... EUR  7,750    8,983,279
    0.250%, 06/01/23................................... EUR  5,400    6,115,615
Electricite de France SA
W   2.350%, 10/13/20...................................      1,000      980,792
French Republic Government Bond OAT
    1.750%, 05/25/23................................... EUR  5,300    6,509,632
Pernod Ricard SA
W   5.750%, 04/07/21...................................      5,000    5,235,970
Sanofi
    4.000%, 03/29/21...................................      3,290    3,339,224
    0.500%, 03/21/23................................... EUR  5,900    6,744,846
Total Capital International SA
    2.750%, 06/19/21...................................      2,000    1,974,920
    0.250%, 07/12/23................................... EUR  1,500    1,693,313
                                                                    -----------
TOTAL FRANCE...........................................              53,081,271
                                                                    -----------
GERMANY -- (4.9%)
Bayer U.S. Finance II LLC
W   1.850%, 11/15/18...................................      2,155    2,154,180
Bayer U.S. Finance LLC
W   2.375%, 10/08/19...................................      2,500    2,480,195
Deutsche Bank AG
    2.950%, 08/20/20...................................      1,900    1,861,992
FMS Wertmanagement
    1.375%, 06/08/21...................................      9,000    8,619,333
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20...................................      4,000    3,928,711
    2.750%, 09/08/20...................................      2,000    1,990,848
    0.000%, 12/15/22................................... EUR 20,500   23,254,393
    0.125%, 06/07/23................................... EUR  3,400    3,865,837
    0.000%, 09/15/23................................... EUR  2,000    2,254,133
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23................................... EUR  7,500    8,479,213
NRW Bank
    0.000%, 08/10/22................................... EUR  3,500    3,966,219
    0.125%, 07/07/23................................... EUR  2,400    2,712,788

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
GERMANY -- (Continued)
State of North Rhine- Westphalia Germany
    0.200%, 04/17/23................................... EUR  1,000  $ 1,138,509
Volkswagen Group of America Finance LLC
W   2.400%, 05/22/20...................................      4,000    3,926,518
                                                                    -----------
TOTAL GERMANY..........................................              70,632,869
                                                                    -----------
IRELAND -- (0.4%)
GE Capital European Funding Un, Ltd. Co.
    0.800%, 01/21/22................................... EUR  2,400    2,717,317
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20...................................      3,323    3,220,989
                                                                    -----------
TOTAL IRELAND..........................................               5,938,306
                                                                    -----------
ITALY -- (0.4%)
Intesa Sanpaolo SpA
W   3.125%, 07/14/22...................................      5,700    5,178,150
                                                                    -----------
JAPAN -- (1.3%)
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22...................................      1,770    1,728,244
Mizuho Bank, Ltd.
W   2.700%, 10/20/20...................................      1,000      984,667
MUFG Bank, Ltd.
W   2.300%, 03/05/20...................................      3,900    3,848,671
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20...................................      2,250    2,210,677
Nomura Holdings, Inc.
    2.750%, 03/19/19...................................      1,500    1,499,385
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19...................................      2,673    2,671,056
    2.450%, 01/16/20...................................      2,000    1,980,033
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21...................................        400      384,114
Toyota Motor Credit Corp.
    2.100%, 01/17/19...................................      3,526    3,523,212
                                                                    -----------
TOTAL JAPAN............................................              18,830,059
                                                                    -----------
LUXEMBOURG -- (1.8%)
Allergan Funding SCS
    3.450%, 03/15/22...................................      6,800    6,688,437
European Financial Stability Facility
    0.000%, 11/17/22................................... EUR  9,842   11,160,141
    0.125%, 10/17/23................................... EUR  1,000    1,129,454

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
LUXEMBOURG -- (Continued)
Novartis Finance SA
    0.500%, 08/14/23................................... EUR  3,000  $ 3,430,035
    0.125%, 09/20/23................................... EUR  3,000    3,359,894
                                                                    -----------
TOTAL LUXEMBOURG.......................................              25,767,961
                                                                    -----------
NETHERLANDS -- (6.2%)
BNG Bank NV
W   2.375%, 02/01/22...................................     19,932   19,439,998
    2.375%, 02/01/22...................................     12,000   11,703,792
    0.050%, 07/11/23................................... EUR  9,000   10,152,701
Cooperatieve Rabobank UA
    4.500%, 01/11/21...................................      3,000    3,063,334
    2.750%, 01/10/22...................................      5,000    4,860,474
    4.000%, 01/11/22................................... EUR  2,950    3,743,553
Deutsche Telekom International Finance BV
    6.000%, 07/08/19...................................        259      263,968
W   1.500%, 09/19/19...................................      5,570    5,486,827
Enel Finance International NV
W   2.875%, 05/25/22...................................      1,500    1,412,985
ING Bank NV
W   2.750%, 03/22/21...................................      3,000    2,941,592
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21...................................      2,258    2,149,350
Shell International Finance BV
    2.125%, 05/11/20...................................      2,200    2,170,324
    1.875%, 05/10/21...................................     10,000    9,663,155
    1.750%, 09/12/21...................................     11,000   10,542,982
    1.000%, 04/06/22................................... EUR  2,000    2,332,505
                                                                    -----------
TOTAL NETHERLANDS......................................              89,927,540
                                                                    -----------
NEW ZEALAND -- (0.0%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22................................... EUR    200      226,091
                                                                    -----------
NORWAY -- (0.3%)
Kommunalbanken A.S.
    2.250%, 01/25/22...................................      5,000    4,860,010
                                                                    -----------
SINGAPORE -- (0.1%)
Flex, Ltd.
    5.000%, 02/15/23...................................      1,000    1,005,556
                                                                    -----------
SPAIN -- (0.4%)
Banco Santander SA
#   3.848%, 04/12/23...................................      2,000    1,935,628
Telefonica Emisiones SAU
    5.134%, 04/27/20...................................      4,250    4,350,983
                                                                    -----------
TOTAL SPAIN............................................               6,286,611
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.2%)
Asian Development Bank
    2.000%, 02/16/22...................................       3,000 $ 2,897,688
Council Of Europe Development Bank
    0.125%, 05/25/23................................... EUR   8,500   9,653,137
European Investment Bank
    1.625%, 12/15/20...................................       3,000   2,914,138
    2.000%, 03/15/21...................................       7,000   6,832,669
#   1.375%, 09/15/21...................................      11,500  10,965,552
    0.000%, 10/16/23................................... EUR   2,000   2,250,411
European Stability Mechanism
    0.000%, 10/18/22................................... EUR  13,950  15,806,634
    0.100%, 07/31/23................................... EUR  14,500  16,408,123
International Bank for Reconstruction & Development
    1.625%, 03/09/21...................................       4,000   3,874,872
Nordic Investment Bank
    2.125%, 02/01/22...................................       5,000   4,849,360
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........              76,452,584
                                                                    -----------
SWEDEN -- (5.0%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22................................... SEK 185,000  20,127,553
    0.750%, 02/22/23................................... SEK 170,000  18,722,246
Svenska Handelsbanken AB
    2.500%, 01/25/19...................................         358     357,792
    1.875%, 09/07/21...................................         447     426,784
    0.250%, 02/28/22................................... EUR   1,900   2,152,813
Swedbank AB
    0.300%, 09/06/22................................... EUR   3,000   3,387,132
Sweden Government Bond
    3.500%, 06/01/22................................... SEK 225,500  27,861,496
                                                                    -----------
TOTAL SWEDEN...........................................              73,035,816
                                                                    -----------
SWITZERLAND -- (0.1%)
Credit Suisse AG
    2.300%, 05/28/19...................................         625     622,977
    3.000%, 10/29/21...................................         480     472,521
                                                                    -----------
TOTAL SWITZERLAND......................................               1,095,498
                                                                    -----------
UNITED KINGDOM -- (2.5%)
AstraZeneca P.L.C.
    2.375%, 11/16/20...................................       5,071   4,978,374
Barclays P.L.C.
    2.750%, 11/08/19...................................       2,000   1,986,044
    3.250%, 01/12/21...................................       1,500   1,477,587
BAT International Finance P.L.C.
W   3.250%, 06/07/22...................................       7,900   7,727,598

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
    4.500%, 10/01/20.....................................    3,750  $ 3,831,795
British Telecommunications P.L.C.
    2.350%, 02/14/19.....................................      700      698,576
HSBC Holdings P.L.C.
    4.000%, 03/30/22.....................................      700      706,349
    3.600%, 05/25/23.....................................      775      763,449
HSBC USA, Inc.
    2.375%, 11/13/19.....................................    3,281    3,256,156
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................    1,156    1,134,546
    3.000%, 01/11/22.....................................    1,000      971,137
Santander UK Group Holdings P.L.C.
    2.875%, 08/05/21.....................................      750      726,594
Santander UK P.L.C.
    2.500%, 03/14/19.....................................      600      599,439
    2.375%, 03/16/20.....................................    4,600    4,542,782
Vodafone Group P.L.C.
#   2.500%, 09/26/22.....................................    2,500    2,377,620
                                                                    -----------
TOTAL UNITED KINGDOM.....................................            35,778,046
                                                                    -----------
UNITED STATES -- (42.4%)
Abbott Laboratories
    2.800%, 09/15/20.....................................    3,500    3,470,127
AbbVie, Inc.
    2.500%, 05/14/20.....................................    6,000    5,921,584
    2.900%, 11/06/22.....................................    1,000      968,103
Aetna, Inc.
    2.200%, 03/15/19.....................................      340      339,297
Aflac, Inc.
    2.400%, 03/16/20.....................................      307      303,922
Agilent Technologies, Inc.
    3.200%, 10/01/22.....................................    2,000    1,952,486
Airgas, Inc.
    2.375%, 02/15/20.....................................    4,000    3,953,400
Allergan Finance LLC
    3.250%, 10/01/22.....................................    2,300    2,232,785
Altria Group, Inc.
    4.750%, 05/05/21.....................................      500      514,239
Amazon.com, Inc.
    2.600%, 12/05/19.....................................    2,700    2,691,491
American Express Co.
    2.500%, 08/01/22.....................................    7,383    7,056,983
American Express Credit Corp.
    2.375%, 05/26/20.....................................      800      788,888
American Honda Finance Corp.
    2.450%, 09/24/20.....................................    3,000    2,959,116

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
American International Group, Inc.
    2.300%, 07/16/19....................................      2,062  $2,052,184
    3.375%, 08/15/20....................................      3,000   2,994,372
    6.400%, 12/15/20....................................      2,475   2,612,179
    3.300%, 03/01/21....................................        500     494,938
    4.875%, 06/01/22....................................        600     617,359
Ameriprise Financial, Inc.
    5.300%, 03/15/20....................................      1,000   1,027,747
Amphenol Corp.
    2.550%, 01/30/19....................................      3,800   3,796,750
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23....................................      3,000   2,841,383
Anthem, Inc.
    3.125%, 05/15/22....................................      1,000     977,483
    3.300%, 01/15/23....................................        825     807,066
Aon Corp.
    5.000%, 09/30/20....................................      2,710   2,789,001
Apache Corp.
    3.250%, 04/15/22....................................        500     489,376
#   2.625%, 01/15/23....................................      2,069   1,961,088
Apple, Inc.
    2.250%, 02/23/21....................................      5,000   4,900,982
    2.500%, 02/09/22....................................      7,828   7,628,241
    2.300%, 05/11/22....................................      7,500   7,238,181
    2.700%, 05/13/22....................................      4,362   4,266,093
#   2.100%, 09/12/22....................................      5,000   4,770,903
    1.000%, 11/10/22.................................... EUR  2,700   3,170,051
Assurant, Inc.
    4.000%, 03/15/23....................................      3,000   2,966,546
AT&T, Inc.
    5.800%, 02/15/19....................................      2,444   2,463,562
    2.450%, 06/30/20....................................      1,331   1,310,478
#   4.600%, 02/15/21....................................      1,000   1,019,704
    3.000%, 06/30/22....................................        620     601,477
AutoZone, Inc.
    3.700%, 04/15/22....................................        750     751,283
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor,
  Inc.
    2.773%, 12/15/22....................................      3,000   2,889,507
Baltimore Gas & Electric Co.
    3.350%, 07/01/23....................................        610     601,675
Bank of America Corp.
    2.600%, 01/15/19....................................        730     729,642
    2.625%, 10/19/20....................................      2,500   2,466,116
Bank of New York Mellon Corp. (The)
    4.600%, 01/15/20....................................        680     691,522
    2.150%, 02/24/20....................................      1,200   1,185,816
    3.500%, 04/28/23....................................      2,000   1,987,477
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19....................................      2,550   2,530,583

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
BB&T Corp.
    2.050%, 05/10/21...................................        731  $   706,778
    2.750%, 04/01/22...................................      1,090    1,061,366
Berkshire Hathaway, Inc.
    0.750%, 03/16/23................................... EUR    600      685,509
Biogen, Inc.
    2.900%, 09/15/20...................................      1,500    1,485,664
    3.625%, 09/15/22...................................      4,500    4,490,712
BMW US Capital LLC
W   3.450%, 04/12/23...................................      2,000    1,973,510
Booking Holdings, Inc.
#   2.750%, 03/15/23...................................      4,500    4,301,952
Boston Scientific Corp.
    6.000%, 01/15/20...................................        500      515,397
Bristol-Myers Squibb Co.
    1.750%, 03/01/19...................................        500      498,470
Buckeye Partners L.P.
    2.650%, 11/15/18...................................        261      260,945
Bunge, Ltd. Finance Corp.
    3.000%, 09/25/22...................................      1,100    1,052,308
Campbell Soup Co.
    3.650%, 03/15/23...................................      4,000    3,878,085
Capital One Bank USA NA
    2.300%, 06/05/19...................................      2,000    1,992,106
Capital One Financial Corp.
    3.200%, 01/30/23...................................      6,000    5,807,847
Cardinal Health, Inc.
    4.625%, 12/15/20...................................      1,000    1,020,998
Caterpillar Financial Services Corp.
#   1.700%, 08/09/21...................................      1,000      957,339
    2.625%, 03/01/23...................................        500      480,585
CBS Corp.
    2.300%, 08/15/19...................................      2,000    1,987,187
Celgene Corp.
    2.750%, 02/15/23...................................      5,500    5,231,362
Chevron Corp.
#   2.419%, 11/17/20...................................      5,800    5,718,111
    2.100%, 05/16/21...................................      1,375    1,334,475
    2.498%, 03/03/22...................................     12,400   12,060,374
Chubb INA Holdings, Inc.
    2.300%, 11/03/20...................................        425      416,756
Church & Dwight Co., Inc.
    2.875%, 10/01/22...................................      1,000      970,085
Cisco Systems, Inc.
    2.200%, 02/28/21...................................      3,000    2,928,481
    1.850%, 09/20/21...................................     14,000   13,448,772
Citigroup, Inc.
    2.050%, 06/07/19...................................      3,000    2,982,279
    2.400%, 02/18/20...................................      3,000    2,967,090
Citizens Bank N.A.
    3.700%, 03/29/23...................................      8,178    8,090,755
CMS Energy Corp.
    5.050%, 03/15/22...................................      2,549    2,649,583

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
    5.875%, 08/15/20......................................    1,790  $1,863,582
    5.750%, 08/15/21......................................      880     927,135
Coca-Cola Co. (The).......................................
    1.550%, 09/01/21......................................    2,500   2,390,268
    3.300%, 09/01/21......................................    1,000   1,006,232
Comcast Corp.
#   5.150%, 03/01/20......................................    1,900   1,947,449
Comerica, Inc.
    2.125%, 05/23/19......................................    1,450   1,443,182
Conagra Brands, Inc.
    3.200%, 01/25/23......................................      667     644,360
Constellation Brands, Inc.
    2.700%, 05/09/22......................................    5,000   4,804,022
    3.200%, 02/15/23......................................    1,706   1,653,485
Cox Communications, Inc.
W   3.250%, 12/15/22......................................      375     363,734
CVS Health Corp.
    2.250%, 08/12/19......................................    2,500   2,484,701
    2.125%, 06/01/21......................................      500     481,935
    2.750%, 12/01/22......................................    2,500   2,389,605
Daimler Finance North America LLC
W   2.700%, 08/03/20......................................    3,085   3,040,120
Discovery Communications LLC
W   2.750%, 11/15/19......................................    2,369   2,352,214
Dollar General Corp.
    3.250%, 04/15/23......................................    2,320   2,253,414
Dollar Tree, Inc.
    3.700%, 05/15/23......................................    4,882   4,758,626
Dominion Energy, Inc.
    2.500%, 12/01/19......................................    3,500   3,478,848
Dow Chemical Co. (The)
    3.000%, 11/15/22......................................    2,000   1,942,368
DTE Energy Co.
    2.400%, 12/01/19......................................    4,000   3,958,734
    3.300%, 06/15/22......................................      503     495,115
E*TRADE Financial Corp.
    2.950%, 08/24/22......................................    8,280   7,980,117
eBay, Inc.
    2.200%, 08/01/19......................................    2,846   2,827,851
    2.750%, 01/30/23......................................      417     398,685
Edison International
    2.950%, 03/15/23......................................      710     675,401
EI du Pont de Nemours & Co.
    2.800%, 02/15/23......................................    2,675   2,589,530
Electronic Arts, Inc.
    3.700%, 03/01/21......................................    2,000   2,011,643
Enterprise Products Operating LLC
    3.350%, 03/15/23......................................    2,000   1,958,479
Equifax, Inc.
    3.950%, 06/15/23......................................    3,000   2,973,167

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    2.950%, 01/15/20...................................      2,600  $ 2,583,479
    4.000%, 10/01/20...................................        600      604,836
Express Scripts Holding Co.
    2.250%, 06/15/19...................................      1,000      996,301
    3.900%, 02/15/22...................................      1,866    1,871,527
Exxon Mobil Corp.
    1.912%, 03/06/20...................................      2,400    2,365,971
    2.222%, 03/01/21...................................      5,824    5,690,328
    2.397%, 03/06/22...................................     11,161   10,815,823
Fidelity National Information Services, Inc.
    2.250%, 08/15/21...................................      5,000    4,809,655
Fifth Third Bancorp
    3.500%, 03/15/22...................................      2,000    1,983,314
Fifth Third Bank
    2.375%, 04/25/19...................................        203      202,448
Ford Motor Credit Co. LLC
#   3.157%, 08/04/20...................................      1,200    1,179,351
    3.336%, 03/18/21...................................      2,128    2,078,955
GATX Corp.
    2.500%, 07/30/19...................................        200      198,988
General Electric Co.
    0.375%, 05/17/22................................... EUR  4,400    4,884,527
General Mills, Inc.
    3.150%, 12/15/21...................................        500      491,975
General Motors Financial Co., Inc.
    3.200%, 07/06/21...................................      7,200    7,043,810
Georgia Power Co.
    4.250%, 12/01/19...................................        215      217,399
Gilead Sciences, Inc.
    2.550%, 09/01/20...................................      1,000      987,475
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19...................................      4,900    4,869,991
    5.750%, 01/24/22...................................      2,700    2,853,322
Harley-Davidson Financial Services, Inc.
W   2.850%, 01/15/21...................................        500      490,226
W   2.550%, 06/09/22...................................        500      473,644
Harris Corp.
#   2.700%, 04/27/20...................................      4,500    4,450,119
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20...................................      3,800    3,805,955
Humana, Inc.
    2.625%, 10/01/19...................................      3,000    2,984,649
Huntington National Bank (The)
    2.400%, 04/01/20...................................      2,600    2,563,924

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Intercontinental Exchange, Inc.
#   2.750%, 12/01/20......................................      268  $  264,910
International Business Machines Corp.
    1.625%, 05/15/20......................................    1,390   1,357,294
JM Smucker Co. (The)
#   2.500%, 03/15/20......................................    3,320   3,289,170
John Deere Capital Corp.
    2.050%, 03/10/20......................................    1,625   1,603,442
Johnson & Johnson
    2.250%, 03/03/22......................................    1,500   1,457,062
JPMorgan Chase & Co.
    2.350%, 01/28/19......................................    3,000   2,996,803
    3.250%, 09/23/22......................................    2,300   2,268,423
Kellogg Co.
    4.000%, 12/15/20......................................    1,000   1,013,187
Keurig Dr Pepper, Inc.
    2.600%, 01/15/19......................................    1,000     998,960
KeyCorp
    2.900%, 09/15/20......................................    2,000   1,981,578
Kimberly-Clark Corp.
    1.900%, 05/22/19......................................    2,000   1,989,594
Kraft Heinz Foods Co.
    3.500%, 06/06/22......................................    2,350   2,322,575
#   4.000%, 06/15/23......................................    6,000   5,968,712
Kroger Co. (The)
    3.400%, 04/15/22......................................    1,000     988,695
#   2.800%, 08/01/22......................................      500     484,026
L3 Technologies, Inc.
    4.950%, 02/15/21......................................      701     718,812
Laboratory Corp. of America Holdings
    3.200%, 02/01/22......................................    1,500   1,476,408
Lam Research Corp.
    2.750%, 03/15/20......................................    2,800   2,775,014
Legg Mason, Inc.
    2.700%, 07/15/19......................................    3,000   2,989,664
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21......................................    2,900   2,973,926
LyondellBasell Industries NV
#   6.000%, 11/15/21......................................    3,853   4,063,092
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20......................................    4,225   4,169,250
Marriott International, Inc.
    3.000%, 03/01/19......................................    2,960   2,960,841
    2.300%, 01/15/22......................................    1,385   1,324,015
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20......................................    2,000   1,971,828
    2.750%, 01/30/22......................................    1,500   1,458,122
Maxim Integrated Products, Inc.
    2.500%, 11/15/18......................................    1,780   1,779,199

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
McKesson Corp.
#   2.700%, 12/15/22.......................................    787  $   752,490
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.......................................    700      695,100
Merck & Co., Inc.
    2.350%, 02/10/22.......................................  1,345    1,305,044
    2.400%, 09/15/22.......................................  1,500    1,445,898
Microsoft Corp.
    2.000%, 11/03/20.......................................  3,500    3,427,510
    1.550%, 08/08/21.......................................  4,000    3,830,480
    2.400%, 02/06/22.......................................  2,000    1,947,757
    2.375%, 02/12/22....................................... 18,000   17,500,888
    2.650%, 11/03/22.......................................  6,400    6,235,100
Morgan Stanley
    2.375%, 07/23/19.......................................  2,220    2,209,055
    5.500%, 07/28/21.......................................    925      968,920
    3.125%, 01/23/23.......................................  3,000    2,903,302
Mosaic Co. (The)
    3.750%, 11/15/21.......................................  1,000      999,182
Nasdaq, Inc.
    5.550%, 01/15/20.......................................  2,484    2,546,622
National Oilwell Varco, Inc.
    2.600%, 12/01/22.......................................  5,283    5,004,574
NetApp, Inc.
    3.250%, 12/15/22.......................................  2,000    1,946,966
Newell Brands, Inc.
    4.000%, 06/15/22.......................................  1,000      990,368
NextEra Energy Capital
Holdings, Inc.
    2.400%, 09/15/19.......................................  2,950    2,932,730
Nordstrom, Inc.
    4.750%, 05/01/20.......................................    350      356,769
Northrop Grumman Corp.
    3.500%, 03/15/21.......................................    535      535,238
Nuveen Finance LLC
W   2.950%, 11/01/19.......................................  3,890    3,882,397
NVIDIA Corp.
#   2.200%, 09/16/21.......................................    575      557,705
Occidental Petroleum Corp.
    2.700%, 02/15/23.......................................  1,000      961,342
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.......................................  1,900    1,876,922
ONEOK, Inc.
#   4.250%, 02/01/22.......................................  3,000    3,019,849
Oracle Corp.
    1.900%, 09/15/21.......................................  9,000    8,643,572
    2.500%, 05/15/22.......................................  3,000    2,903,970
#   2.500%, 10/15/22.......................................  2,000    1,924,638
Pacific Gas & Electric Co.
    3.250%, 06/15/23.......................................  4,452    4,247,044
Penske Truck Leasing Co.
L.P. / PTL Finance Corp.
W   3.375%, 02/01/22.......................................  1,200    1,180,008

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
W   4.875%, 07/11/22....................................        900  $  925,092
W   4.250%, 01/17/23....................................        822     826,557
PepsiCo, Inc.
    2.150%, 10/14/20....................................      3,000   2,948,289
    2.250%, 05/02/22....................................        710     684,591
Pfizer, Inc.
    1.950%, 06/03/21....................................      5,000   4,853,656
    0.250%, 03/06/22.................................... EUR  4,000   4,548,484
Philip Morris International, Inc.
    2.375%, 08/17/22....................................        200     191,385
PNC Bank NA
    2.400%, 10/18/19....................................      3,000   2,981,261
Principal Financial Group, Inc.
    3.300%, 09/15/22....................................      1,416   1,395,151
Procter & Gamble Co. (The)
    1.700%, 11/03/21....................................      5,000   4,788,106
#   2.300%, 02/06/22....................................        650     632,910
    2.000%, 08/16/22.................................... EUR  1,000   1,207,009
Progress Energy, Inc.
    4.400%, 01/15/21....................................      2,150   2,186,791
Prudential Financial, Inc.
    5.375%, 06/21/20....................................      3,000   3,094,439
PSEG Power LLC
    2.450%, 11/15/18....................................      2,499   2,498,669
QUALCOMM, Inc.
    2.250%, 05/20/20....................................      3,000   2,958,600
#   2.600%, 01/30/23....................................      6,690   6,402,062
Quest Diagnostics, Inc.
    2.700%, 04/01/19....................................      1,300   1,299,649
    2.500%, 03/30/20....................................      3,630   3,585,757
Regions Financial Corp.
    2.750%, 08/14/22....................................      2,750   2,644,273
Reinsurance Group of America, Inc.
    4.700%, 09/15/23....................................      1,000   1,027,355
Ryder System, Inc.
    2.350%, 02/26/19....................................      2,000   1,995,503
    3.400%, 03/01/23....................................      1,200   1,180,513
Santander Holdings USA, Inc.
    2.650%, 04/17/20....................................      2,000   1,974,912
#   3.700%, 03/28/22....................................        780     765,866
    3.400%, 01/18/23....................................      2,150   2,052,387
Sempra Energy
    2.850%, 11/15/20....................................      5,000   4,933,145
Sherwin-Williams Co. (The)
    2.750%, 06/01/22....................................      1,600   1,540,148
Solvay Finance America LLC
W   3.400%, 12/03/20....................................      3,200   3,185,089
Southern Power Co.
    2.500%, 12/15/21....................................        539     522,403
Southwest Airlines Co.
    2.750%, 11/06/19....................................        426     424,314
State Street Corp.
    4.375%, 03/07/21....................................      2,000   2,045,883

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Stryker Corp.
    2.625%, 03/15/21.......................................  2,378  $ 2,334,551
Sunoco Logistics Partners
Operations L.P.
    3.450%, 01/15/23.......................................    740      714,587
SunTrust Banks, Inc.
    2.900%, 03/03/21.......................................  3,000    2,955,872
Sysco Corp.
    2.600%, 10/01/20.......................................  3,970    3,913,156
Target Corp.
#   2.300%, 06/26/19.......................................    515      513,230
Texas Instruments, Inc.
#   1.850%, 05/15/22.......................................    600      569,798
Thermo Fisher Scientific, Inc.
    3.300%, 02/15/22.......................................  2,300    2,277,505
Toyota Motor Credit Corp.
    4.500%, 06/17/20.......................................  1,900    1,940,969
    1.900%, 04/08/21....................................... 10,500   10,149,508
    2.600%, 01/11/22.......................................  3,000    2,928,429
    3.300%, 01/12/22.......................................  1,561    1,558,123
Tupperware Brands Corp.
    4.750%, 06/01/21.......................................  2,000    2,038,865
Tyson Foods, Inc.
    2.650%, 08/15/19.......................................  1,940    1,934,541
    4.500%, 06/15/22.......................................  2,000    2,045,074
Unilever Capital Corp.
    4.250%, 02/10/21.......................................  1,200    1,224,804
United Parcel Service, Inc.
    2.450%, 10/01/22.......................................    300      289,185
UnitedHealth Group, Inc.
    2.300%, 12/15/19.......................................    815      808,266
    2.700%, 07/15/20.......................................    439      435,510
    2.125%, 03/15/21.......................................  2,000    1,948,257
US Bancorp
    2.200%, 04/25/19.......................................     66       65,825
Verizon Communications, Inc.
    3.500%, 11/01/21.......................................  1,000    1,000,281
#   2.946%, 03/15/22.......................................  2,500    2,446,297
Viacom, Inc.
    3.875%, 12/15/21.......................................  2,740    2,731,408
Walgreen Co.
    5.250%, 01/15/19.......................................      8        8,035
    3.100%, 09/15/22.......................................  1,500    1,459,936
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.......................................  2,000    1,989,816
    3.300%, 11/18/21.......................................    500      494,146
Warner Media LLC
    2.100%, 06/01/19.......................................  2,000    1,989,370

                                                         FACE
                                                        AMOUNT^      VALUE+
      -                                                --------- --------------
                                                         (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.150%, 01/30/20................................     1,500 $    1,480,399
WestRock RKT Co.
      4.450%, 03/01/19................................       595        597,792
Xilinx, Inc.
      2.125%, 03/15/19................................       716        713,703
Zimmer Biomet Holdings, Inc.
      3.150%, 04/01/22................................       950        927,217
Zoetis, Inc.
      3.250%, 02/01/23................................     2,219      2,172,788
                                                                 --------------

TOTAL UNITED STATES...................................              616,663,595
                                                                 --------------

TOTAL BONDS...........................................            1,344,959,682
                                                                 --------------

AGENCY OBLIGATIONS -- (4.2%)
Federal Home Loan Bank
      3.250%, 06/09/23................................     3,000      3,019,491
Federal Home Loan Mortgage Corp.
      2.375%, 02/16/21................................     4,000      3,946,644
Federal Home Loan Mortgage Corporation
      2.375%, 01/13/22................................     4,000      3,923,608
Federal National Mortgage Association
#     1.875%, 12/28/20................................    22,000     21,531,290
      1.250%, 05/06/21................................     4,000      3,838,000
      2.750%, 06/22/21................................     7,000      6,957,517
      1.875%, 04/05/22................................     6,000      5,781,366
#     2.000%, 10/05/22................................     4,000      3,846,988
      2.375%, 01/19/23................................     6,000      5,840,442
Tennessee Valley Authority
      3.875%, 02/15/21................................     2,000      2,038,778
                                                                 --------------

TOTAL AGENCY OBLIGATIONS..............................               60,724,124
                                                                 --------------

TOTAL INVESTMENT SECURITIES...........................            1,405,683,806
                                                                 --------------
                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (3.4%)
@(S)  DFA Short Term Investment Fund.................. 4,320,932     49,993,188
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,491,225,122)............. $1,455,676,994
                                                                 ==============

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of October 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                           UNREALIZED
                                                                            FOREIGN
                                                                            EXCHANGE
                                                                          APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD      COUNTERPARTY    SETTLEMENT DATE  (DEPRECIATION)
------------------- ----------------- ----------------- ---------------  --------------
USD       974,050   GBP      748,255  Citibank, N.A.       11/16/18        $   17,063
USD     1,236,209   EUR    1,065,393  Citibank, N.A.       11/29/18            26,978
USD     4,308,869   EUR    3,697,192  Barclays Capital     11/29/18           112,520
USD     9,747,063   EUR    8,303,200  Citibank, N.A.       11/29/18           322,850
USD    73,246,904   EUR   62,379,492  Barclays Capital     11/29/18         2,445,569
USD     3,789,710   EUR    3,267,431  Citibank, N.A.       01/03/19            66,968
USD     4,283,774   EUR    3,701,287  Barclays Capital     01/03/19            66,719
USD     9,464,593   EUR    8,155,891  Citibank, N.A.       01/03/19           172,192
USD    27,021,598   CAD   35,062,685  Citibank, N.A.       01/07/19           348,629
USD     2,390,689   EUR    2,051,696  Citibank, N.A.       01/11/19            51,484
USD     6,824,372   EUR    5,950,041  Barclays Capital     01/11/19            40,539
USD     8,534,736   EUR    7,387,740  Barclays Capital     01/11/19           111,736
USD   103,711,583   EUR   89,234,269  Barclays Capital     01/16/19         1,928,955
USD    27,713,469   CAD   36,196,803  Barclays Capital     01/22/19           170,837
                                                                           ----------
TOTAL APPRECIATION                                                         $5,883,039

GBP       748,255   USD      985,907  Citibank, N.A.       11/16/18        $  (28,921)
USD    67,790,332   SEK  616,791,084  Citibank, N.A.       01/25/19          (166,378)
                                                                           ----------
TOTAL (DEPRECIATION)                                                       $ (195,299)
                                                                           ----------

TOTAL APPRECIATION
(DEPRECIATION)                                                             $5,687,740
                                                                           ==========

As of October 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                               PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                 PAYMENTS MADE RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY        BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------     ------------- -------- --------- -------------- ---------- -------- -------- ----------  --------------
Bank of America
Corp............ 2.340% Fixed    CPI    Maturity  USD 21,000,000  09/26/23     --       --    $ (175,356)   $ (175,356)
Bank of America
Corp............ 2.333% Fixed    CPI    Maturity  USD 36,000,000  10/03/23     --       --      (279,645)     (279,645)
Bank of America
Corp............ 2.282% Fixed    CPI    Maturity  USD 40,000,000  02/08/20     --       --      (182,718)     (182,718)
Bank of America
Corp............ 2.254% Fixed    CPI    Maturity  USD 30,000,000  10/24/23     --       --      (101,830)     (101,830)
Bank of America
Corp............ 2.228% Fixed    CPI    Maturity  USD 26,000,000  03/12/22     --       --       (68,867)      (68,867)
Bank of America
Corp............ 2.225% Fixed    CPI    Maturity  USD 29,000,000  03/01/20     --       --       (97,454)      (97,454)
Bank of America
Corp............ 2.208% Fixed    CPI    Maturity  USD 26,000,000  02/01/23     --       --       (16,662)      (16,662)
Bank of America
Corp............ 2.204% Fixed    CPI    Maturity  USD 44,000,000  02/16/19     --       --        26,409        26,409
Bank of America
Corp............ 1.832% Fixed    CPI    Maturity  USD 40,000,000  11/08/20     --       --       578,997       578,997
Bank of America
Corp............ 1.633% Fixed    CPI    Maturity  USD 27,000,000  04/14/21     --       --       762,632       762,632
Bank of America
Corp............ 1.525% Fixed    CPI    Maturity  USD 43,000,000  08/31/21     --       --     1,310,200     1,310,200

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY       BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------     ------------ -------- --------- -------------- ---------- -------- -------- ----------  --------------
Bank of America
Corp............ 1.435% Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --    $  804,864    $  804,864
Citibank, N.A... 2.318% Fixed   CPI    Maturity  USD 24,000,000  07/05/22     --       --      (157,267)     (157,267)
Citibank, N.A... 2.196% Fixed   CPI    Maturity  USD 24,000,000  05/31/23     --       --       (13,895)      (13,895)
Citibank, N.A... 2.190% Fixed   CPI    Maturity  USD 23,000,000  08/13/21     --       --       (86,022)      (86,022)
Citibank, N.A... 2.182% Fixed   CPI    Maturity  USD 23,000,000  01/19/23     --       --        21,876        21,876
Citibank, N.A... 2.149% Fixed   CPI    Maturity  USD 38,000,000  01/23/21     --       --        10,780        10,780
Citibank, N.A... 2.144% Fixed   CPI    Maturity  USD 44,000,000  01/11/21     --       --        14,080        14,080
Citibank, N.A... 2.041% Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --       284,331       284,331
Citibank, N.A... 2.036% Fixed   CPI    Maturity  USD 36,000,000  11/21/22     --       --       320,646       320,646
Citibank, N.A... 2.009% Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --       553,264       553,264
Citibank, N.A... 1.970% Fixed   CPI    Maturity  USD 23,000,000  11/16/19     --       --       148,928       148,928
Citibank, N.A... 1.879% Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --       760,191       760,191
Citibank, N.A... 1.849% Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --       351,405       351,405
Citibank, N.A... 1.655% Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --       835,336       835,336
Citibank, N.A... 1.623% Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --       910,337       910,337
Credit Suisse... 1.735% Fixed   CPI    Maturity  USD 33,000,000  03/05/19     --       --       110,280       110,280
Deutsche Bank
AG.............. 2.333% Fixed   CPI    Maturity  USD 40,000,000  07/11/21     --       --      (269,475)     (269,475)
Deutsche Bank
AG.............. 2.318% Fixed   CPI    Maturity  USD 28,000,000  08/31/23     --       --      (226,887)     (226,887)
Deutsche Bank
AG.............. 2.289% Fixed   CPI    Maturity  USD 33,000,000  06/13/22     --       --      (166,045)     (166,045)
Deutsche Bank
AG.............. 2.235% Fixed   CPI    Maturity  USD 38,000,000  05/02/22     --       --      (184,492)     (184,492)
Deutsche Bank
AG.............. 2.233% Fixed   CPI    Maturity  USD 48,000,000  08/01/21     --       --      (239,253)     (239,253)
Deutsche Bank
AG.............. 2.208% Fixed   CPI    Maturity  USD 20,000,000  04/05/23     --       --       (55,016)      (55,016)
Deutsche Bank
AG.............. 2.203% Fixed   CPI    Maturity  USD 31,000,000  10/25/22     --       --       (54,187)      (54,187)
Deutsche Bank
AG.............. 2.193% Fixed   CPI    Maturity  USD 40,000,000  03/08/21     --       --       (71,612)      (71,612)
Deutsche Bank
AG.............. 2.125% Fixed   CPI    Maturity  USD 20,000,000  01/04/23     --       --        82,523        82,523
Deutsche Bank
AG.............. 2.035% Fixed   CPI    Maturity  USD 22,000,000  12/11/22     --       --       176,464       176,464
Deutsche Bank
AG.............. 1.938% Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --       409,210       409,210
Deutsche Bank
AG, London
Branch.......... 2.145% Fixed   CPI    Maturity  USD 25,000,000  03/17/20     --       --       (60,047)      (60,047)
Deutsche Bank
AG, London
Branch.......... 2.135% Fixed   CPI    Maturity  USD 30,000,000  04/05/21     --       --       (61,873)      (61,873)
Deutsche Bank
AG, London
Branch.......... 1.990% Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --       474,282       474,282
Deutsche Bank
AG, London
Branch.......... 1.983% Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --       266,649       266,649
Deutsche Bank
AG, London
Branch.......... 1.860% Fixed   CPI    Maturity  USD 60,000,000  06/30/20     --       --       570,934       570,934
Deutsche Bank
AG, London
Branch.......... 1.348% Fixed   CPI    Maturity  USD 14,000,000  01/28/20     --       --       387,946       387,946
                                                                              --       --    ----------    ----------
TOTAL...........                                                              --       --    $7,603,961    $7,603,961
                                                                              ==       ==    ==========    ==========

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------
                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                           ------- -------------- ------- --------------
Bonds
   Australia..............................   --    $   63,269,605   --    $   63,269,605
   Austria................................   --         9,093,932   --         9,093,932
   Canada.................................   --       172,176,263   --       172,176,263
   Denmark................................   --         2,945,417   --         2,945,417
   Finland................................   --        12,714,502   --        12,714,502
   France.................................   --        53,081,271   --        53,081,271
   Germany................................   --        70,632,869   --        70,632,869
   Ireland................................   --         5,938,306   --         5,938,306
   Italy..................................   --         5,178,150   --         5,178,150
   Japan..................................   --        18,830,059   --        18,830,059
   Luxembourg.............................   --        25,767,961   --        25,767,961
   Netherlands............................   --        89,927,540   --        89,927,540
   New Zealand............................   --           226,091   --           226,091
   Norway.................................   --         4,860,010   --         4,860,010
   Singapore..............................   --         1,005,556   --         1,005,556
   Spain..................................   --         6,286,611   --         6,286,611
   Supranational Organization Obligations.   --        76,452,584   --        76,452,584
   Sweden.................................   --        73,035,816   --        73,035,816
   Switzerland............................   --         1,095,498   --         1,095,498
   United Kingdom.........................   --        35,778,046   --        35,778,046
   United States..........................   --       616,663,595   --       616,663,595
Agency Obligations........................   --        60,724,124   --        60,724,124
Securities Lending Collateral.............   --        49,993,188   --        49,993,188
Forward Currency Contracts**..............   --         5,687,740   --         5,687,740
Swap Agreements**.........................   --         7,603,961   --         7,603,961
                                             --    --------------   --    --------------
TOTAL.....................................   --    $1,468,968,695   --    $1,468,968,695
                                             ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
   5.000%, 08/01/20........................................  2,250  $ 2,361,285
   5.000%, 08/01/23........................................  2,200    2,460,370
                                                                    -----------
TOTAL ALABAMA..............................................           4,821,655
                                                                    -----------
ALASKA -- (0.5%)
City of Anchorage (GO) Series B
   5.000%, 09/01/21........................................    900      968,508
   5.000%, 09/01/23........................................    600      671,316
City of Anchorage (GO) Series D
   5.000%, 09/01/23........................................  2,585    2,892,253
                                                                    -----------
TOTAL ALASKA                                                          4,532,077
                                                                    -----------
ARIZONA -- (0.5%)
City of Phoenix (GO)
   4.000%, 07/01/20........................................  1,500    1,546,080
City of Tempe (GO) Series C
   4.000%, 07/01/22........................................  1,400    1,487,192
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23........................................    650      666,809
Scottsdale Municipal Property Corp. (RB) Series A
   3.000%, 07/01/21........................................    805      821,768
                                                                    -----------
TOTAL ARIZONA..............................................           4,521,849
                                                                    -----------
ARKANSAS -- (1.3%)
Arkansas State (GO)
   5.000%, 04/01/21........................................  2,600    2,771,444
   5.000%, 10/01/21........................................  7,195    7,754,123
                                                                    -----------
TOTAL ARKANSAS.............................................          10,525,567
                                                                    -----------
CALIFORNIA -- (2.7%)
California State (GO)
   5.000%, 08/01/26........................................  9,000   10,472,130
   3.500%, 08/01/27........................................  1,500    1,582,110
   5.000%, 08/01/27........................................  4,000    4,681,760
California State (GO) Series B
   5.000%, 09/01/25........................................  3,140    3,621,488
Los Angeles Unified School District (GO) Series A
   5.000%, 07/01/27........................................  2,000    2,363,340
                                                                    -----------
TOTAL CALIFORNIA...........................................          22,720,828
                                                                    -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
COLORADO -- (1.2%)
City of Colorado Springs CO Utilities System Revenue (RB)
  Series A-1
   5.000%, 11/15/26.........................................  3,000  $3,509,610
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) (ETM) Series B
   4.000%, 12/01/18.........................................     35      35,061
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series B
   4.000%, 12/01/18.........................................    265     265,464
   5.000%, 12/01/24.........................................    900   1,027,260
El Paso County School District No. 20 Academy (GO) (ST AID
  WITHHLDG)
   5.000%, 12/15/21.........................................  1,240   1,342,920
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
   5.250%, 12/15/24.........................................  1,000   1,156,350
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
   4.000%, 12/01/23.........................................  2,425   2,592,713
                                                                     ----------
TOTAL COLORADO..............................................          9,929,378
                                                                     ----------
CONNECTICUT -- (0.0%).......................................
Connecticut State (GO) Series A
   5.000%, 10/15/19.........................................    300     307,473
                                                                     ----------
DELAWARE -- (0.5%)..........................................
New Castle County (GO)
   5.000%, 10/01/23.........................................  2,275   2,553,187
New Castle County (GO) Series B
   5.000%, 07/15/22.........................................  1,450   1,591,941
                                                                     ----------
TOTAL DELAWARE..............................................          4,145,128
                                                                     ----------
DISTRICT OF COLUMBIA -- (1.4%)
District of Columbia (GO) Series A
   5.000%, 06/01/20.........................................  1,900   1,986,393
District of Columbia (GO) Series E
   5.000%, 06/01/21.........................................  2,550   2,728,780

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED



                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
DISTRICT OF COLUMBIA -- (Continued)
   5.000%, 06/01/26........................................  1,875  $ 2,175,769
Washington Metropolitan Area Transit Authority (RB) Series
  A-1
   5.000%, 07/01/27........................................  4,535    5,274,931
                                                                    -----------
TOTAL DISTRICT OF COLUMBIA.................................          12,165,873
                                                                    -----------
FLORIDA -- (2.8%)
Florida Department of Environmental Protection (RB) Series
  A
   5.000%, 07/01/26........................................  5,000    5,802,400
Florida State (GO)
   5.000%, 07/01/21........................................  2,000    2,147,280
   5.000%, 07/01/24........................................    500      567,030
Florida State (GO) Series A
   5.000%, 06/01/23........................................    700      780,745
Florida State (GO) Series B
   5.000%, 06/01/20........................................  3,300    3,450,051
   5.000%, 06/01/23........................................    650      724,978
Florida State Board of Education (GO) Series B
   5.000%, 06/01/19........................................    555      564,879
   5.000%, 06/01/25........................................  3,000    3,454,380
Miami-Dade County (GO) Series A
   5.000%, 07/01/26........................................  1,810    2,100,469
Miami-Dade County (GO) Series D
   5.000%, 07/01/20........................................  3,520    3,686,566
                                                                    -----------
TOTAL FLORIDA..............................................          23,278,778
                                                                    -----------
GEORGIA -- (3.3%)
Cobb County (GO)
   5.000%, 01/01/22........................................  2,335    2,536,674
Georgia State (GO) Series A
   5.000%, 07/01/26........................................  1,200    1,402,548
   5.000%, 07/01/27........................................  8,000    9,446,560
Georgia State (GO) Series A-1
   5.000%, 02/01/19........................................    720      725,559
Georgia State (GO) Series C
   5.000%, 10/01/21........................................  2,490    2,688,627
Georgia State (GO) Series C-1
   5.000%, 07/01/23........................................  3,000    3,356,190
   5.000%, 07/01/24........................................  3,200    3,641,696
Georgia State (GO) Series I
   5.000%, 07/01/20........................................  2,345    2,456,739

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
GEORGIA -- (Continued)
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
   5.000%, 10/01/23........................................  1,580  $ 1,771,654
                                                                    -----------
TOTAL GEORGIA..............................................          28,026,247
                                                                    -----------
HAWAII -- (1.0%)
City & County of Honolulu (GO) Series B
   5.000%, 10/01/23........................................  2,150    2,408,666
   5.000%, 10/01/25........................................    450      519,161
Hawaii State (GO) Series EF
   5.000%, 11/01/22........................................    300      330,645
Hawaii State (GO) Series EH-2017
   5.000%, 08/01/23........................................    970    1,083,868
Hawaii State (GO) Series FK
   5.000%, 05/01/23........................................  1,800    2,003,256
Hawaii State (GO) (ETM) Series EH
   5.000%, 08/01/23........................................  1,225    1,370,555
Hawaii State (GO) (ETM) Series EH-2017
   5.000%, 08/01/23........................................    305      341,240
                                                                    -----------
TOTAL HAWAII...............................................           8,057,391
                                                                    -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
   5.000%, 06/01/19........................................    910      925,825
                                                                    -----------
KANSAS -- (1.3%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21........................................    600      645,840
City of Lenexa (GO) Series B
   5.000%, 09/01/20........................................  1,610    1,693,366
City of Merriam (GO)
   5.000%, 10/01/25........................................    200      230,876
City of Wichita (GO) Series A
   5.000%, 12/01/20........................................  3,000    3,175,530
Johnson County (GO) Series B
   5.000%, 09/01/22........................................  1,405    1,544,910
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series A
   5.000%, 10/01/26........................................  1,500    1,753,635
Kansas State Department of Transportation (RB) Series B
   5.000%, 09/01/20........................................  1,975    2,077,996

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED



                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
KANSAS -- (Continued)
Kansas State Department of Transportation (RB) Series C
   5.000%, 09/01/19........................................    125  $   128,144
                                                                    -----------
TOTAL KANSAS...............................................          11,250,297
                                                                    -----------
KENTUCKY -- (0.7%)
Louisville & Jefferson County (GO) Series A
   5.000%, 12/01/22........................................  1,500    1,651,935
   5.000%, 12/01/25........................................  3,800    4,375,624
                                                                    -----------
TOTAL KENTUCKY.............................................           6,027,559
                                                                    -----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series C
   5.000%, 07/15/22........................................    250      273,540
   5.000%, 08/01/23........................................  1,100    1,225,994
Louisiana State (GO) Series D-2
   5.000%, 12/01/21........................................    600      648,090
                                                                    -----------
TOTAL LOUISIANA............................................           2,147,624
                                                                    -----------
MAINE -- (0.1%)
Maine State (GO) Series B
   5.000%, 06/01/23........................................    495      551,638
                                                                    -----------
MARYLAND -- (8.9%)
Anne Arundel County (GO)
   5.000%, 10/01/19........................................  1,195    1,227,946
   5.000%, 04/01/23........................................  4,000    4,450,760
Baltimore County (GO)......................................
   5.000%, 08/01/21........................................    500      537,800
   3.000%, 11/01/24........................................  5,015    5,159,482
City of Baltimore (GO) Series B
   5.000%, 10/15/22........................................    645      709,919
City of Frederick (GO) Series C
   5.000%, 03/01/27........................................  3,100    3,621,048
Harford County (GO) Series A
   5.000%, 09/15/20........................................    900      947,916
Howard County (GO) Series A
   5.000%, 02/15/28........................................  3,000    3,541,650
Howard County (GO) Series B
   5.000%, 02/15/26........................................  6,420    7,445,723
Howard County (GO) Series D
   5.000%, 02/15/24........................................  4,000    4,515,400
Maryland State (GO) Series A
   5.000%, 03/15/28........................................  7,000    8,273,860
Maryland State (GO) Series B
   5.000%, 03/01/19........................................  1,000    1,010,360

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MARYLAND -- (Continued)
   5.000%, 08/01/20........................................  2,000  $ 2,099,280
   4.000%, 08/01/23........................................  1,785    1,914,859
   5.000%, 08/01/26........................................  5,500    6,412,230
   5.000%, 08/01/26........................................  1,000    1,165,860
   5.000%, 08/01/27........................................    325      382,324
Maryland State (GO) Series C
   5.000%, 08/01/20........................................  2,000    2,099,280
Montgomery County (GO) Series C
   5.000%, 10/01/27........................................  6,655    7,848,774
Montgomery County (GO) Series D
   3.000%, 11/01/23........................................  2,000    2,056,200
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/24........................................  4,325    4,906,539
   3.000%, 06/01/26........................................  2,080    2,123,930
Worcester County (GO) Series B
   4.000%, 08/01/21........................................  2,255    2,364,413
                                                                    -----------
TOTAL MARYLAND.............................................          74,815,553
                                                                    -----------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
   5.000%, 03/01/20........................................  1,200    1,247,004
   5.000%, 04/01/20........................................  1,250    1,301,825
City of Boston (GO) Series B
   5.000%, 04/01/24........................................  3,500    3,972,675
Commonwealth of Massachusetts (GO) Series B
   5.250%, 08/01/21........................................    500      541,115
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20........................................  3,255    3,416,578
   5.000%, 04/01/23........................................  4,000    4,449,000
   5.000%, 08/01/24........................................  1,360    1,544,810
Commonwealth of Massachusetts (GO) Series E
   5.000%, 11/01/27........................................  1,000    1,177,390
Massachusetts Clean Water Trust (The) (RB)
   5.000%, 08/01/20........................................    400      419,996
Massachusetts School Building Authority (RB) (ETM) Series A
   5.000%, 11/15/25........................................  3,240    3,741,520

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED



                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
   5.250%, 08/01/28........................................  9,000  $10,835,100
Town of Lexington (GO).....................................
   4.000%, 02/15/27........................................  1,000    1,092,800
Town of Medfield (GO)......................................
   3.000%, 09/15/19........................................    510      514,809
                                                                    -----------
TOTAL MASSACHUSETTS........................................          34,254,622
                                                                    -----------
MICHIGAN -- (0.6%).........................................
Michigan State (GO)
   5.000%, 11/01/19........................................    700      720,986
Michigan State (GO) Series A
   5.000%, 05/01/23........................................  2,425    2,703,220
   5.000%, 05/01/25........................................  1,500    1,722,630
                                                                    -----------
TOTAL MICHIGAN.............................................           5,146,836
                                                                    -----------
MINNESOTA -- (3.8%)
City of Edina (GO) Series B
   3.000%, 02/01/19........................................  1,000    1,002,800
Hennepin County (GO) Series C
   5.000%, 12/01/28........................................  1,150    1,370,846
Metropolitan Council (GO) Series C
   5.000%, 03/01/24........................................  6,250    7,051,687
Minneapolis Special School District No. 1 (GO) (SD CRED
  PROG) Series B
   5.000%, 02/01/28........................................  2,590    3,042,059
Minnesota State (GO) Series A
   5.000%, 08/01/21........................................  1,330    1,429,817
   5.000%, 08/01/25........................................  7,000    8,070,720
   5.000%, 08/01/28........................................  6,000    7,130,220
Minnesota State (GO) Series D
   5.000%, 08/01/21........................................    700      752,535
Minnesota State (GO) Series E
   2.000%, 08/01/19........................................  1,000    1,000,210
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20........................................    900      935,010
                                                                    -----------
TOTAL MINNESOTA............................................          31,785,904
                                                                    -----------
MISSISSIPPI -- (0.3%)
Madison County School District (GO)
   3.500%, 12/01/19........................................    350      355,544

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MISSISSIPPI -- (Continued)
Mississippi State (GO) Series B
   5.000%, 11/01/20........................................    600  $   633,012
Mississippi State (GO) Series C
   5.000%, 10/01/20........................................  1,565    1,647,867
                                                                    -----------
TOTAL MISSISSIPPI..........................................           2,636,423
                                                                    -----------
MISSOURI -- (0.8%)
Columbia School District (GO) Series B
   5.000%, 03/01/23........................................  2,500    2,781,000
Missouri Highway & Transportation Commission (RB)
   5.000%, 02/01/19........................................  1,525    1,537,231
North Kansas City School District No. 74 (GO) (ST AID DIR
  DEP)
   4.000%, 03/01/26........................................  1,845    1,998,393
                                                                    -----------
TOTAL MISSOURI.............................................           6,316,624
                                                                    -----------
NEBRASKA -- (1.1%)
Douglas County School District No. 17 (GO)
   4.000%, 12/15/26........................................  3,000    3,289,470
Omaha School District (GO)
   5.000%, 12/15/25........................................  1,345    1,555,425
   5.000%, 12/15/26........................................  3,975    4,646,934
                                                                    -----------
TOTAL NEBRASKA.............................................           9,491,829
                                                                    -----------
NEVADA -- (3.2%)
City of Henderson NV (GO)
   5.000%, 06/01/21........................................    600      641,442
Clark County (GO) Series B
   5.000%, 11/01/24........................................  8,665    9,838,674
Nevada State (GO) Series D
   5.000%, 04/01/25........................................ 11,625   13,270,519
Nevada State (GO) Series D1
   5.000%, 03/01/22........................................  2,000    2,172,780
Washoe County School District (GO) Series F
   5.000%, 06/01/21........................................    900      960,993
                                                                    -----------
TOTAL NEVADA...............................................          26,884,408
                                                                    -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO) Series C
   5.000%, 07/01/20........................................    220      230,483
City of Nashua (GO)
   4.000%, 07/15/24........................................  2,000    2,164,000

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
NEW HAMPSHIRE -- (Continued)
New Hampshire State (GO) Series B
   5.000%, 06/01/19........................................    540  $   549,580
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           2,944,063
                                                                    -----------
NEW JERSEY -- (0.3%)
City of Hoboken (GO)
   3.000%, 02/01/27........................................  1,000      997,070
Township of Parsippany-Troy Hills (GO) Series ABCD
   2.000%, 09/15/21........................................  1,515    1,493,017
                                                                    -----------
TOTAL NEW JERSEY...........................................           2,490,087
                                                                    -----------
NEW MEXICO -- (1.8%)
New Mexico State (GO)
   5.000%, 03/01/19........................................  1,500    1,515,000
New Mexico State (GO) (ETM)
   5.000%, 03/01/21........................................  2,105    2,239,615
New Mexico State Severance Tax Permanent Fund (RB) Series A
   5.000%, 07/01/27........................................  2,570    3,004,356
New Mexico State Severance Tax Permanent Fund (RB) Series B
   4.000%, 07/01/20........................................  2,000    2,059,780
New Mexico State Severance Tax Permanent Fund (RB) Series D
   5.000%, 07/01/26........................................  5,580    6,467,108
                                                                    -----------
TOTAL NEW MEXICO...........................................          15,285,859
                                                                    -----------
NEW YORK -- (5.0%)
City of New York (GO) Series C
   5.000%, 08/01/26........................................    500      579,510
   5.000%, 08/01/26........................................  1,960    2,271,679
City of New York (GO) Series J
   5.000%, 08/01/22........................................    650      712,640
New York State Dormitory Authority
   5.000%, 03/15/27........................................  7,000    8,170,120
New York State Dormitory Authority (RB) Series A
   5.000%, 02/15/25........................................    500      571,030
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22........................................  2,500    2,717,350
   5.000%, 02/15/24........................................    700      787,605

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/27........................................ 14,000  $16,340,240
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/26........................................  6,890    7,962,291
New York State Urban Development Corp. (RB) Series C
   5.000%, 12/15/18........................................  1,000    1,003,830
Riverhead Central School District (GO) (ST AID WITHHLDG)
   2.000%, 10/15/22........................................    700      694,988
                                                                    -----------
TOTAL NEW YORK.............................................          41,811,283
                                                                    -----------
NORTH CAROLINA -- (5.9%)
City of Charlotte Water & Sewer System Revenue (RB)
   5.000%, 07/01/21........................................  1,800    1,932,084
Forsyth County (GO)
   4.000%, 12/01/21........................................  1,500    1,580,895
Gaston County (GO)
   5.000%, 02/01/26........................................  2,500    2,881,400
Iredell County (GO)
   2.500%, 02/01/24........................................  2,285    2,286,074
Mecklenburg County (GO) Series A
   5.000%, 04/01/22........................................  5,000    5,459,650
Mecklenburg County (GO) Series B
   5.000%, 12/01/21........................................  6,120    6,633,284
   5.000%, 12/01/26........................................  8,430    9,902,552
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B
   6.000%, 01/01/22........................................    650      723,379
North Carolina State (GO) Series C
   3.750%, 05/01/19........................................  1,500    1,513,965
Wake County (GO)
   5.000%, 03/01/19........................................  1,000    1,010,360
   5.000%, 09/01/21........................................  2,250    2,424,465
   5.000%, 09/01/24........................................  4,000    4,560,240
Wake County (GO) Series C
   5.000%, 03/01/25........................................  7,530    8,654,154
                                                                    -----------
TOTAL NORTH CAROLINA.......................................          49,562,502
                                                                    -----------

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CONTINUED



                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied
  Science (RB)
   5.000%, 04/01/21.........................................    545  $   578,425
                                                                     -----------
OHIO -- (5.8%)
Beavercreek City School District (GO) (AGM)
   5.000%, 12/01/18.........................................    525      526,313
City of Columbus (GO) Series 1
   5.000%, 07/01/21.........................................  2,775    2,977,880
   5.000%, 07/01/23.........................................  1,875    2,093,212
City of Columbus (GO) Series A
   5.000%, 02/15/20.........................................    650      674,362
   2.000%, 08/15/22.........................................  2,000    1,969,820
   4.000%, 08/15/25.........................................  3,500    3,796,135
City of Columbus (GO) Series A
   4.000%, 04/01/24.........................................  4,000    4,301,960
Columbus City School District (GO) Series A
   5.000%, 12/01/21.........................................  1,595    1,724,323
Franklin County (GO)
   5.000%, 06/01/21.........................................  1,830    1,959,729
Ohio State (GO)
   5.000%, 09/15/24.........................................  2,000    2,274,840
   5.000%, 09/15/25.........................................  1,950    2,247,921
Ohio State (GO) Series A
   4.000%, 03/01/21.........................................  1,475    1,535,991
   5.000%, 09/01/28.........................................  2,500    2,962,150
Ohio State (GO) Series B
   5.000%, 08/01/20.........................................    650      682,383
   5.000%, 09/01/27.........................................  9,300   10,930,290
   5.000%, 09/15/27.........................................  3,500    4,115,965
Ohio Water Development Authority (RB)
   5.000%, 06/01/19.........................................  2,225    2,264,471
Upper Arlington City School District (GO) Series A
   5.000%, 12/01/26.........................................  1,530    1,785,112
                                                                     -----------
TOTAL OHIO..................................................          48,822,857
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
OREGON -- (1.0%)
City of Portland Sewer System Revenue (RB) Series A
   5.000%, 10/01/23.........................................  3,570   4,001,256
OREGON -- (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
  Series B
   5.000%, 06/15/23.........................................  1,005  $1,119,047
Oregon State (GO)
   5.000%, 12/01/22.........................................  2,050   2,267,751
Oregon State (GO) Series A
   5.000%, 05/01/21.........................................    800     855,552
                                                                     ----------
TOTAL OREGON................................................          8,243,606
                                                                     ----------
PENNSYLVANIA -- (0.9%)
Commonwealth of Pennsylvania (GO)
   5.000%, 04/01/22.........................................  3,925   4,248,106
Pennsylvania Economic Development Financing Authority (RB) Series A
   5.000%, 07/01/19.........................................  3,145   3,208,718
                                                                     ----------
TOTAL PENNSYLVANIA..................................................  7,456,824
                                                                     ----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO) Series A
   5.000%, 08/01/20.........................................  1,900   1,991,295
Rhode Island State (GO) Series D
   5.000%, 08/01/22.........................................    600     657,144
Rhode State Island (GO) Series A
   5.000%, 04/01/27.........................................  1,060   1,233,713
                                                                     ----------
TOTAL RHODE ISLAND                                                    3,882,152
                                                                     ----------
SOUTH CAROLINA -- (2.7%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
   4.000%, 03/01/22.........................................    640     676,154
Beaufort County School District (GO) (SCSDE) Series A
   5.000%, 03/01/23.........................................  6,000   6,653,460
Berkeley County School District (GO) (SCSDE) Series A
   5.000%, 03/01/27.........................................  2,500   2,920,200
Charleston County (GO)
   5.000%, 11/01/23.........................................  1,000   1,124,260
Charleston County School District (GO) (SCSDE) Series A
   5.000%, 02/01/21.........................................    800     849,728

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
SOUTH CAROLINA -- (Continued)
Clemson University (RB) Series B
   5.000%, 05/01/25.........................................    750  $   861,315
Lexington & Richland School District No. 5 (GO) (SCSDE)
   5.000%, 03/01/24.........................................  2,750    3,101,257
Richland County (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/26.........................................  1,870    2,175,857
South Carolina State (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/23.........................................  3,000    3,369,810
Spartanburg County (GO) (ST AID WITHHLDG)
   5.000%, 04/01/19.........................................  1,210    1,225,319
                                                                     -----------
TOTAL SOUTH CAROLINA........................................          22,957,360
                                                                     -----------
TENNESSEE -- (4.2%)
City of Kingsport (GO) Series A
   5.000%, 09/01/21.........................................    510      548,673
Hamilton County (GO) Series B
   5.000%, 03/01/22.........................................  2,000    2,178,160
Maury County (GO) Series B
   5.000%, 04/01/20.........................................  1,205    1,253,586
Metropolitan Government of Nashville & Davidson County (GO)
   5.000%, 01/01/26.........................................  7,165    8,261,890
   4.000%, 07/01/28.........................................  1,000    1,085,950
Metropolitan Government of Nashville & Davidson County (GO)
  Series C
   5.000%, 07/01/21.........................................  5,000    5,364,200
Rutherford County (GO) Series B
   5.000%, 04/01/23.........................................  4,085    4,541,703
Shelby County (GO)
   5.000%, 04/01/25.........................................  5,000    5,733,200
Shelby County (GO) Series A
   5.000%, 04/01/20.........................................  1,500    1,561,335
Sullivan County (GO) Series A
   5.000%, 04/01/21.........................................  1,000    1,065,210
Sumner County (GO)
   5.000%, 06/01/21.........................................    650      695,909
   5.000%, 12/01/21.........................................    900      974,367

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
TENNESSEE -- (Continued)
Washington County (GO) Series A
   4.000%, 06/01/26.........................................  1,705  $ 1,855,995
                                                                     -----------
TOTAL TENNESSEE.............................................          35,120,178
                                                                     -----------
TEXAS -- (14.9%)
City of Arlington (GO)
   5.000%, 08/15/25.........................................  1,000    1,145,710
City of Austin (GO)
   5.000%, 09/01/25.........................................  2,305    2,647,546
City of Dallas (GO)
   5.000%, 02/15/19.........................................  1,600    1,613,792
City of Dallas Waterworks & Sewer System Revenue (RB)
  Series A
   5.000%, 10/01/22.........................................  9,000    9,886,680
City of Frisco (GO) Series A
   5.000%, 02/15/25.........................................  2,000    2,277,880
City of Garland (GO) Series A
   5.000%, 02/15/24.........................................    400      448,164
City of Houston (GO) Series A
   5.000%, 03/01/27.........................................  5,000    5,808,050
City of Lubbock (GO)
   5.000%, 02/15/23.........................................  4,000    4,421,040
City of San Antonio (GO)
   5.000%, 02/01/20.........................................  2,500    2,590,600
   5.000%, 02/01/21.........................................  2,200    2,334,772
City of San Antonio Electric & Gas Systems Revenue (RB)
   5.000%, 02/01/24.........................................  9,515   10,702,567
   5.000%, 02/01/26.........................................  2,850    3,288,871
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
   5.000%, 02/01/19.........................................    310      312,378
City of Sugar Land (GO)
   5.000%, 02/15/21.........................................  1,050    1,114,680
Conroe Independent School District (GO) (PSF-GTD) Series A
   5.000%, 02/15/26.........................................  8,710   10,020,419
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/21.........................................    800      849,832
Dallas County Community College District (GO)
   5.000%, 02/15/21.........................................  2,155    2,289,731
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24.........................................  3,035    3,432,555

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 TEXAS -- (Continued) Fort Worth Independent School
   District (GO)
    5.000%, 02/15/20.......................................  4,000  $ 4,147,880
 Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20.......................................  2,460    2,583,025
 Goose Creek Consolidated Independent School District (GO)
   (PSF-GTD)
    5.000%, 02/15/27.......................................  3,000    3,477,720
 Highland Park Independent School District (GO)
    5.000%, 02/15/23.......................................  3,120    3,453,777
 Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.......................................  5,000    5,808,250
 Humble Independent School District (GO) (PSF-GTD) Series A
    2.000%, 02/15/19.......................................    660      660,211
 Permanent University Fund - University of Texas System
   (RB) Series B
    5.250%, 07/01/28.......................................  2,610    3,130,904
 Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20.......................................  2,000    2,065,160
 Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.......................................  2,225    2,496,405
 San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.......................................  1,790    1,856,176
 Texas State (GO)
    5.000%, 04/01/19.......................................  1,150    1,164,605
    5.000%, 10/01/23.......................................  4,200    4,699,086
 Texas State
    4.000%, 08/29/19.......................................  2,000    2,031,640
 Texas Transportation
 Commission State Highway Fund (RB)
    5.000%, 10/01/26.......................................  2,505    2,909,132
 University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.......................................    100      102,341
 University of Texas System (The) (RB) Series J
    5.000%, 08/15/25....................................... 12,500   14,363,250
    5.000%, 08/15/26.......................................  3,850    4,464,999

                                                              FACE
                                                             AMOUNT^    VALUE+
                                                             ------- ------------
                                                              (000)
                                                             -------
TEXAS -- (Continued) Ysleta Independent School District
  (GO) (PSF-GTD) Series A
   5.000%, 08/15/20.........................................    460  $    483,005
                                                                     ------------
TOTAL TEXAS                                                           125,082,833
                                                                     ------------
UTAH -- (0.8%) City of American Fork (GO)
   5.000%, 05/01/26.........................................  1,165     1,337,245
Davis School District (GO) (SCH BD GTY)
   5.000%, 06/01/23.........................................  1,000     1,114,420
Tooele County School District (GO) (SCH BD GTY) Series B
   5.000%, 06/01/22.........................................    650       710,918
Utah State (GO)
   5.000%, 07/01/22.........................................  1,500     1,645,920
Utah State (GO) Series C
   5.000%, 07/01/19.........................................    900       918,297
Weber School District (GO) (SCH BD GTY)
   5.000%, 06/15/21.........................................    650       696,410
                                                                     ------------
TOTAL UTAH                                                              6,423,210
                                                                     ------------
VERMONT -- (0.2%) Vermont State (GO) Series C
   4.000%, 08/15/23.........................................  1,300     1,398,358
                                                                     ------------
VIRGINIA -- (5.4%) Arlington County (GO)
   5.000%, 08/15/27.........................................  4,000     4,718,600
   5.000%, 08/15/27.........................................  3,820     4,506,263
Arlington County (GO) Series B
   5.000%, 08/15/22.........................................  4,830     5,309,329
City of Lynchburg (GO)
   5.000%, 02/01/26.........................................  1,930     2,235,481
City of Manassas (GO) (ST AID WITHHLDG) Series C
   5.000%, 07/01/21.........................................  1,040     1,116,866
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/21.........................................    900       958,608
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
   5.000%, 09/15/24.........................................  3,000     3,417,540
Fairfax County (GO) (ST AIDWITHHLDG) Series A
   5.000%, 10/01/19.........................................  2,000     2,055,140

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
                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
                                                                 -------
VIRGINIA -- (Continued)
    5.000%, 10/01/23............................................  4,775  $ 5,366,002
    5.000%, 10/01/26............................................  5,535    6,496,817
Loudoun County (GO) Series A
    5.000%, 12/01/21............................................  5,000    5,420,900
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23............................................    600      669,864
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20............................................    200      211,326
Virginia State
    5.000%, 06/01/27............................................  2,115    2,499,528
                                                                         -----------
TOTAL VIRGINIA..................................................          44,982,264
                                                                         -----------
WASHINGTON -- (4.4%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20............................................    175      182,130
City of Seattle Municipal Light & Power Revenue (RB) Series B
    5.000%, 04/01/24............................................  3,000    3,385,590
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19............................................    190      194,746
City of Spokane (GO)
    5.000%, 12/01/25............................................  1,165    1,339,855
Clark County School District No. 119 Battleground (GO) (SCH BD
  GTY)
    4.000%, 12/01/21............................................    510      536,413
King & Snohomish Counties School District No. 417 Northshore
  (GO) (SCH BD GTY)
    5.000%, 12/01/19............................................  2,825    2,916,332
King County (GO) Series A
    5.000%, 07/01/20............................................    700      733,355
    5.000%, 12/01/25............................................  1,830    2,114,876
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
    5.000%, 12/01/24............................................  2,265    2,583,912
King County School District No. 414 Lake Washington (GO) (SCH
  BD GTY)
    5.000%, 12/01/22............................................    925    1,021,348
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22............................................  2,080    2,296,653

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
                                                                 -------
WASHINGTON -- (Continued)
Port of Seattle (GO)
    5.000%, 06/01/21............................................  3,150  $ 3,373,303
Washington State (GO)
    5.000%, 08/01/27............................................  4,800    5,618,112
Washington State (GO) Series 2017-A
    5.000%, 08/01/26............................................  1,480    1,719,834
Washington State (GO) Series A
    5.000%, 07/01/19............................................  1,585    1,617,223
    5.000%, 08/01/21............................................    500      537,105
Washington State (GO) Series C
    5.000%, 02/01/25............................................  1,930    2,202,593
Washington State (GO) Series R-2012C
    4.000%, 07/01/21............................................    150      156,986
Washington State (GO) Series R-2013A
    5.000%, 07/01/20............................................  2,775    2,906,313
Washington State (GO) Series R-2015
    5.000%, 07/01/20............................................  1,560    1,633,819
                                                                         -----------
TOTAL WASHINGTON................................................          37,070,498
                                                                         -----------
WISCONSIN -- (4.7%)
City of Janesville (GO)
    3.000%, 03/01/24............................................  1,245    1,272,104
City of Milwaukee (GO)
    5.000%, 05/01/20............................................  2,370    2,472,573
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19............................................    100      100,772
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24............................................  6,500    7,003,815
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27............................................  1,510    1,754,997
    5.000%, 04/01/28............................................  9,990   11,707,281
City of Oshkosh (GO) Series B
    3.000%, 12/01/23............................................    650      665,093
Germantown School District (GO) Series A
    5.000%, 04/01/27............................................  2,200    2,578,532
Oregon School District (GO)
    3.000%, 03/01/21............................................  1,900    1,928,253
Wisconsin State (GO) Series
    1 5.000%, 11/01/24..........................................  4,025    4,587,011

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
    5.000%, 11/01/20......................................    800  $    844,824
    5.000%, 11/01/22......................................    600       661,770
Wisconsin State (GO) Series B
    5.000%, 05/01/21......................................  3,405     3,639,707
                                                                   ------------
TOTAL WISCONSIN...........................................           39,216,732
                                                                   ------------
TOTAL MUNICIPAL BONDS.....................................          838,596,477
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $860,767,008).........         $838,596,477
                                                                   ============

As of October 31, 2018, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT               UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET    APPRECIATION
COUNTERPARTY       BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE    (DEPRECIATION)
------------     ------------ -------- --------- -------------- ---------- -------- -------- ---------  --------------
Bank of America
  Corp.......... 2.373% Fixed   CPI    Maturity  USD 18,000,000  07/13/26     --       --    $(207,174)   $(207,174)
Bank of America
  Corp.......... 2.355% Fixed   CPI    Maturity  USD 17,000,000  05/29/28     --       --     (145,338)    (145,338)
Bank of America
  Corp.......... 2.349% Fixed   CPI    Maturity  USD 14,000,000  08/13/27     --       --     (140,624)    (140,624)
Bank of America
  Corp.......... 2.349% Fixed   CPI    Maturity  USD 14,000,000  09/20/26     --       --     (135,756)    (135,756)
Bank of America
  Corp.......... 2.327% Fixed   CPI    Maturity  USD 17,000,000  07/30/24     --       --     (151,556)    (151,556)
Bank of America
  Corp.......... 2.243% Fixed   CPI    Maturity  USD 15,000,000  11/01/27     --       --       14,059       14,059
Bank of America
  Corp.......... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --        5,963        5,963
Bank of America
  Corp.......... 2.192% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --      (11,134)     (11,134)
Bank of America
  Corp.......... 2.185% Fixed   CPI    Maturity  USD 17,000,000  03/03/23     --       --       (9,659)      (9,659)
Bank of America
  Corp.......... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --      135,043      135,043
Bank of America
  Corp.......... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --      185,524      185,524
Bank of America
  Corp.......... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --      190,289      190,289
Bank of America
  Corp.......... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --      227,791      227,791
Bank of America
  Corp.......... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --      252,193      252,193
Bank of America
  Corp.......... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --      399,551      399,551
Bank of America
  Corp.......... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --      384,982      384,982
Bank of America
  Corp.......... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --      374,433      374,433

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED



                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
 COUNTERPARTY      BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
  ------------   ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
Bank of America
  Corp.......... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --    $   336,173   $   336,173
Bank of America
  Corp.......... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --        698,152       698,152
Bank of America
  Corp.......... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --        548,502       548,502
Bank of America
  Corp.......... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --        339,005       339,005
Bank of America
  Corp.......... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --        439,034       439,034
Bank of America
  Corp.......... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --        510,484       510,484
Bank of America
  Corp.......... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --        328,165       328,165
Bank of America
  Corp.......... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --        203,108       203,108
Bank of America
  Corp.......... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --        491,073       491,073
Bank of America
  Corp.......... 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --        368,621       368,621
Bank of America
  Corp.......... 0.022% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --          3,224         3,224
Citibank, N.A... 2.367% Fixed   CPI    Maturity  USD 10,000,000  05/04/28     --       --       (117,317)     (117,317)
Citibank, N.A... 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --        (39,154)      (39,154)
Citibank, N.A... 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --         (4,588)       (4,588)
Citibank, N.A... 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --         82,198        82,198
Citibank, N.A... 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --         87,361        87,361
Citibank, N.A... 2.112% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --         45,070        45,070
Citibank, N.A... 2.112% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --        213,660       213,660
Citibank, N.A... 2.102% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --        149,865       149,865
Citibank, N.A... 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --        186,170       186,170
Citibank, N.A... 2.087% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --        136,750       136,750
Citibank, N.A... 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --        245,347       245,347
Citibank, N.A... 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --        303,596       303,596
Citibank, N.A... 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --        683,013       683,013
Citibank, N.A... 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --        577,032       577,032
Citibank, N.A... 1.718% Fixed   CPI    Maturity  USD 16,000,000  05/27/20     --       --        331,461       331,461
Citibank, N.A... 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --        701,676       701,676
Citibank, N.A... 1.581% Fixed   CPI    Maturity  USD 10,000,000  12/28/20     --       --        234,067       234,067
Citibank, N.A... 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --      1,054,495     1,054,495
Citibank, N.A... 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --        281,274       281,274
Citibank, N.A... 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --        243,506       243,506
Citibank, N.A... 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --        230,871       230,871
Citibank, N.A... 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --        777,934       777,934
Citibank, N.A... 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --        567,028       567,028
Citibank, N.A... 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --        615,432       615,432
                                                                              --       --    -----------   -----------
TOTAL...........                                                              --       --    $13,220,875   $13,220,875
                                                                              ==       ==    ===========   ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED



Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -----------------------------------------
                                       LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                       ------- ------------ ------- ------------
Municipal Bonds.......................   --    $838,596,477   --    $838,596,477
Swap Agreements**.....................   --      13,220,875   --      13,220,875
                                         --    ------------   --    ------------
TOTAL.................................   --    $851,817,352   --    $851,817,352
                                         ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
                                                              -------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25.................................    230  $  266,726
Alhambra Unified School District (GO) Series A
            1.750%, 08/01/22.................................    300     292,818
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23.................................    100     112,938
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)..    500     542,540
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)..  1,320   1,432,306
Bay Area Toll Authority (RB)
            Series S-4
(currency)  5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)...    250     283,705
Berkeley Unified School District (GO) Series E
            5.000%, 08/01/27.................................    695     837,392
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22.................................    150     149,568
Burbank Unified School District (GO)
            5.000%, 08/01/24.................................    565     650,281
Cajon Valley Union School District (GO)
            5.000%, 08/01/24.................................    305     349,438
California Infrastructure & Economic Development Bank (RB) (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)...    100     119,184
California Municipal Finance Authority (RB)
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)...    250     280,175

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
                                                              -------
CALIFORNIA -- (Continued)
California State (GO)
            5.000%, 12/01/22.................................    500  $  553,930
            5.000%, 08/01/23.................................    585     655,071
            5.000%, 10/01/25.................................  1,700   1,962,446
            5.000%, 08/01/26.................................  2,380   2,769,297
            5.000%, 08/01/26.................................  2,540   2,955,468
            5.000%, 09/01/26.................................  3,215   3,743,514
            4.000%, 11/01/26.................................  1,735   1,900,172
            3.500%, 08/01/27.................................  2,835   2,990,188
            5.000%, 08/01/27.................................  4,200   4,915,848
            5.000%, 11/01/27.................................    200     234,782
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19)...    365     373,658
California State (GO) (AMBAC)
            5.000%, 02/01/27.................................    625     727,606
California State (GO) (ETM) Series A
            5.000%, 07/01/19.................................    150     153,311
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/24.................................    775     901,209
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
            5.000%, 05/01/19.................................    250     254,093
            5.000%, 05/01/20.................................    325     340,099
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)...  1,000   1,046,460
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21.................................  1,225   1,315,944
            5.000%, 05/01/22.................................  1,675   1,843,321
California State Public Works Board (RB)
(currency)  6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)..  1,000   1,043,470

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series C-1
(currency)  5.000%, 03/01/22 (Pre-refunded @ $100, 3/1/20)..    310  $  322,893
California State Public Works Board (RB) Series D
(currency)  5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)..    935   1,037,915
(currency)  5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)..  1,250   1,387,587
California State University (RB) Series A
            5.000%, 11/01/20................................    570     605,277
            5.000%, 11/01/21................................    250     272,247
            5.000%, 11/01/23................................    375     425,764
            5.000%, 11/01/23................................  1,935   2,196,941
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22................................    205     217,983
Carlsbad Unified School District (GO)
            5.000%, 08/01/26................................    310     367,142
City & County of San Francisco (GO) Series E
            5.000%, 06/15/22................................    200     221,288
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/19................................    375     382,680
            5.000%, 06/15/21................................    250     269,975
City of Grover Beach (GO)
            5.000%, 09/01/22................................    390     432,319
            5.000%, 09/01/26................................    345     408,677
            5.000%, 09/01/27................................    445     533,039
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18................................    400     400,484
City of Los Angeles (GO) Series B
            5.000%, 09/01/19................................    150     153,962
City of Los Angeles CA (RN)
            4.000%, 06/27/19................................  2,000   2,028,780
City of Pacifica COP
            5.000%, 01/01/24................................    250     283,592
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/23................................    975   1,100,580

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24................................    275  $  315,227
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/23................................    855     975,093
            5.000%, 11/01/24................................  1,000   1,159,560
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series D
            5.000%, 11/01/25................................    220     259,279
            5.000%, 11/01/26................................    150     178,827
Cloverdale Unified School District (GO) (AGM) Series A
(currency)  5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)      235     255,903
Conejo Valley Unified School District (GO) Series B
            4.000%, 08/01/27................................    525     585,202
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/23................................    260     292,425
            5.000%, 03/01/24................................    750     860,752
Contra Costa Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)..    225     234,358
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19................................    100     103,025
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23................................    460     581,279
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23................................    375     422,426
Dixie School District (GO)
            5.000%, 08/01/21................................    500     540,725
Dublin-San Ramon Services District Water Revenue (RB)
(currency)  5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)..  1,425   1,538,273
El Monte Union High School District (GO)
            5.000%, 06/01/24................................    250     285,017

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
                                                              -------
CALIFORNIA -- (Continued)
Elsinore Valley Municipal Water District Financing Authority
  (RB) Series A
            5.000%, 07/01/24.................................    400  $  459,096
Emery Unified School District (GO)
            5.000%, 08/01/27.................................    600     712,506
Fairfield-Suisun Unified School District (GO)
            5.000%, 08/01/26.................................    695     822,032
Grossmont Healthcare District (GO) Series C
            5.000%, 07/15/23.................................  1,000   1,125,840
Grossmont Union High School District (GO)
            5.000%, 08/01/21.................................    200     216,458
Kern High School District (GO) Series E
            4.000%, 08/01/24.................................    200     219,330
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/22.................................    360     399,758
Los Angeles County Metropolitan Transportation Authority (RB)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)...  1,000   1,080,130
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
            5.000%, 07/01/19.................................  1,200   1,226,004
            5.000%, 07/01/22.................................  1,600   1,771,712
            5.000%, 07/01/24.................................    600     692,094
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/25.................................  1,000   1,175,360
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series A
            5.000%, 07/01/19.................................    300     306,501
            5.000%, 07/01/20.................................    515     541,363
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series B
            5.000%, 07/01/23.................................    825     932,704
            5.000%, 07/01/26.................................    400     474,860

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
                                                              -------
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series C
            5.000%, 07/01/26.................................    335  $  397,695
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.................................  1,000   1,021,670
            5.000%, 07/01/24.................................  1,425   1,633,078
            5.000%, 07/01/26.................................  1,085   1,270,600
            5.000%, 07/01/27.................................    480     567,202
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/27.................................    175     206,792
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.................................    200     200,752
Merced Community College District (GO)
            4.000%, 08/01/19.................................    200     203,502
Mesa Water District COP
(currency)  5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)..    500     521,050
Millbrae Public Financing Authority (RB)
            5.000%, 12/01/25.................................    390     455,383
            5.000%, 12/01/26.................................    265     312,136
            5.000%, 12/01/27.................................    385     457,927
Morongo Unified School District (GO) Series A
            5.000%, 08/01/25.................................     20      23,167
            5.000%, 08/01/26.................................    280     328,154
            5.000%, 08/01/27.................................    130     153,707
Mount Diablo Unified School District (GO) Series G
            3.000%, 08/01/24.................................    130     135,083
Municipal Improvement Corp. of Los Angeles (RB) Series A
            5.000%, 11/01/22.................................  1,100   1,221,253
            5.000%, 11/01/23.................................    750     848,865
            5.000%, 11/01/24.................................    425     489,196
Napa Valley Community College District (GO) Series A
            5.000%, 08/01/21.................................    250     270,013
New Haven Unified School District (GO)
            5.000%, 08/01/26.................................    150     177,300

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Northern California Transmission Agency (RB) Series A
            5.000%, 05/01/24................................    280  $  319,295
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25................................    120     131,813
Novato Sanitary District (RB)
            5.000%, 02/01/22................................    340     371,793
Oak Park Unified School District (GO)
            4.000%, 08/01/22................................    200     213,620
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23................................    400     431,528
            4.000%, 08/01/24................................    175     190,631
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/24................................    750     854,505
(currency)  6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)..    800     900,224
Oakland Unified School District/ Alameda County (GO) Series
  A
            5.000%, 08/01/25................................    200     231,128
Oakland Unified School District/ Alameda County (GO) Series
  C
            5.000%, 08/01/24................................    510     581,063
Oakland Unified School District/ Alameda County (GO) (AGM)
            5.000%, 08/01/25................................  1,075   1,242,313
Ontario Montclair School District (GO) (AGM) Series B
            5.000%, 08/01/21................................    160     172,496
Otay Water District (RB)
            5.000%, 09/01/22................................    740     820,875
Pacific Grove Unified School District (GO)
            3.000%, 08/01/26................................    210     217,199
Pajaro Valley Unified School District (GO) Series D
            4.000%, 08/01/19................................    370     376,283
Palm Springs Financing Authority (RB)
            5.000%, 11/01/25................................    260     304,949

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Palomar Community College District (GO)
            5.000%, 05/01/23................................    200  $  225,682
Pasadena Unified School District (GO)
            5.000%, 08/01/26................................    525     620,146
Pasadena Unified School District (GO) Series B
            5.000%, 08/01/26................................  1,000   1,181,230
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23................................    205     230,635
Port of Los Angeles (RB) Series A
            5.000%, 08/01/19................................    750     768,450
Redondo Beach Unified School District (GO) (AGM) Series A
            5.000%, 08/01/23................................    255     287,500
Reed Union School District (GO)
            4.000%, 08/01/26................................    250     278,680
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series J
(currency)  5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23).    530     596,409
(currency)  5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23).    260     295,378
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19................................    775     793,949
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25................................    410     473,013
Sacramento County Sanitation Districts Financing Authority
  (RB) (NATL) Series A
            5.250%, 12/01/20................................    510     544,144
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22................................  1,350   1,501,632
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23................................    350     397,687
San Carlos CA School District (GO)
            5.000%, 10/01/20................................    500     529,185

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
San Diego Community College District (GO)
            5.000%, 08/01/23................................    500  $  567,840
            5.000%, 08/01/26................................    275     328,482
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19).    475     484,215
San Diego Unified School District (GO) (AGM) Series F-1
            5.250%, 07/01/27................................    475     579,481
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26................................    200     237,274
San Francisco Bay Area Rapid Transit District (GO)
            5.000%, 08/01/20................................  1,030   1,085,496
San Francisco Community College District (GO)
            5.000%, 06/15/24................................  1,315   1,507,845
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22................................  1,300   1,340,235
San Francisco Unified School District (GO) Series A
            5.000%, 06/15/25................................    650     758,914
            5.000%, 06/15/26................................    880   1,041,119
San Gabriel Unified School District (GO) Series A
            5.000%, 08/01/25................................    230     266,883
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21................................    140     151,130
San Mateo Union High School District (GO) Series C
            4.000%, 09/01/26................................    320     357,069
San Matro County Community College District (GO) Series B
            5.000%, 09/01/28................................    100     121,086
San Rafael City High School District (GO) Series B
            5.000%, 08/01/27................................    100     119,703
Santa Clara County Financing Authority (RB) Series A
            5.000%, 11/15/22................................  2,000   2,233,180

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Santa Clara Unified School District (GO)
            5.000%, 07/01/19................................  1,200  $1,225,596
Santa Clara Valley Transportation Authority (RB) Series A
            5.000%, 06/01/26................................    400     474,120
Santa County Clara (GO) Series C
            5.000%, 08/01/26................................  1,100   1,309,616
Santa Paula Union High School District (GO) Series A
            5.000%, 08/01/19................................    260     266,240
Santee School District (GO)
            5.000%, 08/01/24................................    290     332,253
Scotts Valley Unified School District (GO) Series B
            4.000%, 08/01/24................................    150     163,989
            4.000%, 08/01/25................................    250     275,755
            5.000%, 08/01/26................................    250     294,920
Simi Valley Unified School District (GO)
            5.000%, 08/01/19................................    610     624,866
Southern California Water Replenishment District (RB)
            5.000%, 08/01/24................................    625     721,525
Southwestern Community College District (GO) Series B
            4.000%, 08/01/25................................    250     275,427
Sylvan Union School District (GO) Series C
            5.000%, 08/01/25................................    380     440,937
Tahoe-Truckee Unified School District (GO)
            5.000%, 08/01/26................................    100     118,588
Tahoe-Truckee Unified School District (GO) Series C
            2.000%, 08/01/20................................  1,190   1,193,046
University of California (RB) Series AF
(currency)  5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23).  1,550   1,747,811
Washington Union School District/ Monterey County (GO)
            5.000%, 08/01/27................................    135     160,082

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                       FACE
                                                                      AMOUNT^    VALUE+
                                                                      ------- ------------
                                                                       (000)
                                                                      -------
CALIFORNIA -- (Continued)
West Valley-Mission Community College District (GO) Series B
    5.000%, 08/01/27.................................................   220   $    264,304
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $120,317,893)..............................................         $117,836,189
                                                                              ============

As of October 31, 2018, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT              UNREALIZED
                  MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET    APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE    (DEPRECIATION)
------------  ------------ -------- --------- -------------- ---------- -------- -------- --------  --------------
Bank of
  America....
Corp......... 2.367% Fixed   CPI    Maturity  USD  6,000,000  07/17/25     --       --    $(66,665)    $(66,665)
Bank of
  America....
Corp......... 2.265% Fixed   CPI    Maturity  USD  7,000,000  02/23/24     --       --     (22,850)     (22,850)
Bank of
  America....
Corp......... 2.063% Fixed   CPI    Maturity  USD  4,000,000  11/08/23     --       --      45,330       45,330
Bank of
  America....
Corp......... 2.060% Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --      84,872       84,872
Bank of
  America....
Corp......... 2.058% Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --      76,490       76,490
Citibank,
  N.A........ 2.312% Fixed   CPI    Maturity  USD  7,000,000  07/24/23     --       --     (53,467)     (53,467)
Citibank,
  N.A........ 2.289% Fixed   CPI    Maturity  USD 12,000,000  07/26/23     --       --     (79,377)     (79,377)
Citibank,
  N.A........ 2.260% Fixed   CPI    Maturity  USD 10,000,000  08/08/22     --       --     (57,707)     (57,707)
Citibank,
  N.A........ 2.225% Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --     (18,022)     (18,022)
Citibank,
  N.A........ 2.160% Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --      16,048       16,048
Citibank,
  N.A........ 2.143% Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --      12,678       12,678
Citibank,
  N.A........ 2.075% Fixed   CPI    Maturity  USD  5,000,000  12/06/23     --       --      39,778       39,778
Citibank,
  N.A........ 2.065% Fixed   CPI    Maturity  USD  4,000,000  11/09/21     --       --      28,168       28,168
Citibank,
  N.A........ 2.054% Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --      99,291       99,291
Citibank,
  N.A........ 2.043% Fixed   CPI    Maturity  USD  6,000,000  11/07/22     --       --      61,716       61,716
Merrill
  Lynch......
Capital
  Services,..
Inc.......... 2.317% Fixed   CPI    Maturity  USD  6,000,000  05/09/25     --       --     (28,013)     (28,013)
                                                                           --       --    --------     --------
TOTAL........                                                              --       --    $138,270     $138,270
                                                                           ==       ==    ========     ========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------
                                         LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                         ------- ------------ ------- ------------
Municipal Bonds.........................   --    $117,836,189   --    $117,836,189
Swap Agreements**.......................   --         138,270   --         138,270
                                           --    ------------   --    ------------
TOTAL...................................   --    $117,974,459   --    $117,974,459
                                           ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20........................................    200  $  209,892
    5.000%, 08/01/21........................................  1,000   1,075,050
    5.000%, 08/01/23........................................    300     335,505
Baldwin County (GO)
    4.000%, 05/01/20........................................    610     627,269
                                                                     ----------
TOTAL ALABAMA...............................................          2,247,716
                                                                     ----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
    5.000%, 08/01/20........................................    290     303,885
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21........................................    560     587,160
City of Anchorage (GO) Series A
    3.000%, 09/01/22........................................    765     784,798
                                                                     ----------
TOTAL ALASKA................................................          1,675,843
                                                                     ----------
ARIZONA -- (0.4%)
City of Chandler (GO)
    3.000%, 07/01/20........................................    550     558,041
City of Phoenix (GO)
    4.000%, 07/01/21........................................    500     523,550
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21........................................    550     560,742
                                                                     ----------
TOTAL ARIZONA...............................................          1,642,333
                                                                     ----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21........................................    400     426,376
    5.000%, 06/15/21........................................  1,250   1,338,913
    5.000%, 04/01/22........................................  1,110   1,209,367
                                                                     ----------
TOTAL ARKANSAS..............................................          2,974,656
                                                                     ----------
CALIFORNIA -- (1.5%)
California State (GO)
    5.000%, 09/01/26........................................  1,195   1,391,446
    3.500%, 08/01/27........................................  5,000   5,273,700
                                                                     ----------
TOTAL CALIFORNIA............................................          6,665,146
                                                                     ----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
COLORADO -- (1.4%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST
  AID WITHHLDG) Series B
    4.000%, 12/01/24........................................  1,000  $1,085,290
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series B
    5.000%, 12/01/24........................................    550     627,770
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20........................................    550     582,175
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22........................................  1,140   1,210,019
    5.000%, 12/01/24........................................  2,280   2,581,758
                                                                     ----------
TOTAL COLORADO..............................................          6,087,012
                                                                     ----------
CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
    4.000%, 09/15/20........................................    550     565,169
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19........................................    600     605,820
                                                                     ----------
TOTAL CONNECTICUT...........................................          1,170,989
                                                                     ----------
DELAWARE -- (0.5%)
Kent County (GO)
    4.000%, 09/01/24........................................    415     449,038
New Castle County (GO)
    5.000%, 10/01/23........................................  1,600   1,795,648
                                                                     ----------
TOTAL DELAWARE..............................................          2,244,686
                                                                     ----------
DISTRICT OF COLUMBIA -- (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
    5.000%, 07/01/25........................................    720     822,240
    5.000%, 07/01/27........................................  1,000   1,163,160
                                                                     ----------
TOTAL DISTRICT OF COLUMBIA                                            1,985,400
                                                                     ----------
FLORIDA -- (1.9%)
City of Port Saint Lucie (GO)
    5.000%, 07/01/20........................................    420     438,534
Flagler County (GO) (BAM)
    5.000%, 07/01/22........................................    465     507,320

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
FLORIDA -- (Continued)
Florida State (GO) Series A
    5.000%, 06/01/19.......................................    100  $   101,780
    5.000%, 06/01/24.......................................    350      397,061
Florida State Board of Education (GO) Series E
    5.000%, 06/01/20.......................................  1,390    1,453,203
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/19.......................................  1,135    1,157,689
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.......................................  2,000    2,094,640
Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21.......................................    525      566,722
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.......................................  1,000    1,109,400
Palm Beach County (RB)
    5.000%, 11/01/23.......................................    810      907,402
                                                                    -----------
TOTAL FLORIDA..............................................           8,733,751
                                                                    -----------
GEORGIA -- (3.9%)
Cobb County School District
    2.000%, 12/20/18.......................................  1,000    1,000,470
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.......................................  1,305    1,358,361
Georgia State (GO) Series A
    5.000%, 07/01/26.......................................  1,200    1,402,548
Georgia State (GO) Series C
    5.000%, 07/01/19.......................................  2,000    2,040,660
Georgia State (GO) Series E
    5.000%, 12/01/21.......................................  3,000    3,251,610
    5.000%, 12/01/26.......................................  2,000    2,349,360
Georgia State (GO) Series I
    5.000%, 07/01/20.......................................  2,000    2,095,300
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
    5.000%, 10/01/23.......................................  3,455    3,874,092
                                                                    -----------
TOTAL GEORGIA..............................................          17,372,401
                                                                    -----------
HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.......................................    150      168,047
    5.000%, 10/01/25.......................................    725      836,425
Hawaii County (GO) Series D
    5.000%, 09/01/20.......................................  1,375    1,446,198

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
HAWAII -- (Continued)
Hawaii State (GO) Series DQ
            5.000%, 06/01/19................................    300  $  305,304
Hawaii State (GO) Series EE
            5.000%, 11/01/20................................  1,300   1,373,099
Hawaii State (GO) Series EO
            5.000%, 08/01/22................................  1,000   1,097,130
Hawaii State (GO) Series FE
            5.000%, 10/01/24................................  1,005   1,141,127
            5.000%, 10/01/25................................  2,790   3,211,178
                                                                     ----------
TOTAL HAWAII................................................          9,578,508
                                                                     ----------
INDIANA -- (0.7%)
Indiana University (RB) Series A
            5.000%, 06/01/21................................  2,755   2,951,735
                                                                     ----------
IOWA -- (0.4%)
City of Davenport (GO) Series C
            4.000%, 06/01/24................................  1,410   1,517,978
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)...................    500     511,395
                                                                     ----------
TOTAL IOWA..................................................          2,029,373
                                                                     ----------
KANSAS -- (1.5%)
City of Merriam (GO)
            5.000%, 10/01/25................................    800     923,504
City of Wichita (GO) Series 811
            5.000%, 06/01/22................................    550     602,140
Johnson County (GO) Series B
            5.000%, 09/01/22................................    650     714,727
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series A
            5.000%, 10/01/26................................    225     263,045
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series B
            5.000%, 10/01/23................................    750     840,600
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/26................................  1,000   1,168,240
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20................................  1,900   1,997,679
                                                                     ----------
TOTAL KANSAS................................................          6,509,935
                                                                     ----------

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
KENTUCKY -- (2.1%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19)    2,300  $2,334,546
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35................................  2,200   2,405,392
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21................................  1,700   1,838,363
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series C
            5.000%, 05/15/23................................  1,850   2,056,386
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21................................    800     840,856
                                                                     ----------
TOTAL KENTUCKY..............................................          9,475,543
                                                                     ----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series C
            5.000%, 08/01/21................................  1,000   1,072,550
            5.000%, 08/01/23................................    500     557,270
                                                                     ----------
TOTAL LOUISIANA.............................................          1,629,820
                                                                     ----------
MAINE -- (0.2%)
Maine State (GO) Series B
            5.000%, 06/01/23................................  1,000   1,114,420
                                                                     ----------
MARYLAND -- (6.9%)
Anne County Arundel (GO)
            5.000%, 10/01/20................................    500     527,150
Baltimore County (BAN)
            4.000%, 03/18/19................................  3,500   3,528,315
Baltimore County (GO)
            5.000%, 08/01/20................................    750     787,095
            5.000%, 08/01/22................................    600     659,184
            5.000%, 03/01/28................................  1,335   1,575,847
Carroll County (GO).........................................
            5.000%, 11/01/21................................    550     594,600
City of Baltimore (GO) Series B
            5.000%, 10/15/27................................  2,025   2,373,847
Harford County (GO) Series A
            5.000%, 09/15/20................................    570     600,347
Howard County (GO) Series D
            5.000%, 02/15/24................................  1,300   1,467,505
Maryland State (GO)
            5.000%, 06/01/22................................  1,175   1,285,121
            5.000%, 06/01/23................................  3,000   3,343,260

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MARYLAND -- (Continued)
Maryland State (GO) Series B
    5.000%, 08/01/20.......................................  1,000  $ 1,049,640
    4.000%, 08/01/23.......................................    850      911,837
    5.000%, 08/01/24.......................................  1,000    1,135,890
    5.000%, 08/01/27.......................................    500      588,190
Maryland State (GO) Series C
    5.000%, 11/01/19.......................................    915      942,432
    5.000%, 08/01/20.......................................    700      734,748
    5.000%, 08/01/22.......................................  1,000    1,097,130
Montgomery County (GO) Series A
    5.000%, 11/01/24.......................................  2,000    2,281,640
Montgomery County (GO) Series B
    5.000%, 12/01/21.......................................    350      379,792
Montgomery County (GO) Series D
    3.000%, 11/01/23.......................................  3,000    3,084,300
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.......................................    655      743,071
Worcester County (GO) Series B
    4.000%, 08/01/21.......................................  1,000    1,048,520
                                                                    -----------
TOTAL MARYLAND.............................................          30,739,461
                                                                    -----------
MASSACHUSETTS -- (4.2%)
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23.......................................    250      266,370
City of Quincy (BAN).......................................
    2.500%, 01/18/19.......................................  1,000    1,001,140
City of Somerville (BAN)
    3.000%, 06/07/19.......................................  4,000    4,023,200
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23.......................................    285      305,073
Commonwealth of Massachusetts (GO) Series A
    5.000%, 07/01/26.......................................  1,250    1,454,363
Commonwealth of Massachusetts (GO) Series B
    5.000%, 01/01/22.......................................  1,000    1,085,410
    5.000%, 08/01/22.......................................  1,165    1,279,916
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.......................................    100      104,964
    5.000%, 10/01/21.......................................  1,750    1,889,072
    5.000%, 04/01/22.......................................  1,275    1,391,331

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
            5.250%, 09/01/24...............................    400  $   460,260
Massachusetts Development Finance Agency (RB) Series I
(currency)  6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21).  2,865    3,136,974
Tantasqua Regional School District (GO)
            5.000%, 10/01/19...............................  1,360    1,397,876
Town of Holbrook (GO)
            5.000%, 12/01/21...............................    755      816,215
                                                                    -----------
TOTAL MASSACHUSETTS........................................          18,612,164
                                                                    -----------
MICHIGAN -- (2.0%)
Michigan Finance Authority (RB) Series A
            5.000%, 01/01/19...............................  1,500    1,507,515
Michigan State (GO) Series A
            5.000%, 12/01/24...............................  1,275    1,456,063
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18...............................  2,515    2,517,867
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21...............................  3,275    3,584,815
                                                                    -----------
TOTAL MICHIGAN.............................................           9,066,260
                                                                    -----------
MINNESOTA -- (4.0%)
Bloomington Independent School District No. 271 (GO) (SD
  CRED PROG) Series A
            5.000%, 02/01/21...............................  1,100    1,168,629
City of Rochester (GO) Series A
            5.000%, 02/01/20...............................    150      155,399
City of Saint Paul (GO) Series A
            5.000%, 09/01/21...............................    400      430,904
City of Saint Paul (GO) Series B
            5.000%, 11/01/20...............................    100      105,663
Elk River Independent School District No. 728 (GO) (SD
  CRED PROG) Series A
            5.000%, 02/01/21...............................    520      551,855

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MINNESOTA -- (Continued)
Elk River Independent School District No. 728 (GO) (SD
  CRED PROG) Series C
            5.000%, 02/01/21...............................  3,000  $ 3,183,780
Hennepin County (GO) Series B
            5.000%, 12/01/21...............................    350      379,683
Housing & Redevelopment Authority of The City of Saint
  Paul Minnesota (RB) Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100,
              11/15/19)....................................  2,000    2,065,060
Metropolitan Council (GO) Series B
            5.000%, 03/01/24...............................  1,295    1,461,110
Minnesota State (GO) Series B
            5.000%, 10/01/19...............................    600      616,320
Minnesota State (GO) Series D
            5.000%, 08/01/21...............................  2,000    2,150,100
Minnesota State (GO) Series E
            5.000%, 08/01/22...............................    760      834,100
            4.000%, 10/01/22...............................  3,000    3,190,950
Saint Paul Independent School District No. 625 (GO) (SD
  CRED PROG) Series B
            5.000%, 02/01/21...............................  1,425    1,512,609
                                                                    -----------
TOTAL MINNESOTA............................................          17,806,162
                                                                    -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series C
            5.000%, 10/01/20...............................    950    1,000,303
                                                                    -----------
MISSOURI -- (0.7%)
Cass County Reorganized School District No. R-2 (GO) (ST
  AID DIR DEP)
            5.000%, 03/01/21...............................  1,110    1,181,506
Columbia School District (GO) Series B
            5.000%, 03/01/25...............................  1,725    1,982,525
                                                                    -----------
TOTAL MISSOURI.............................................           3,164,031
                                                                    -----------

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CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
            4.000%, 07/01/21................................    500  $  521,960
                                                                     ----------
NEBRASKA -- (1.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21................................    700     741,741
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20................................    300     317,364
Omaha School District (GO)
            5.000%, 12/15/25................................  4,000   4,625,800
Southern Public Power District (RB)
            5.000%, 12/15/21................................    400     432,196
                                                                     ----------
TOTAL NEBRASKA..............................................          6,117,101
                                                                     ----------
NEVADA -- (1.9%)
Clark County School District (GO) Series A
            5.000%, 06/15/21................................  1,250   1,329,375
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100, 7/1/19)..  2,320   2,371,133
Nevada State (GO) Series C
            5.000%, 11/01/24................................    450     510,952
Nevada State (GO) Series D1
            5.000%, 03/01/22................................    250     271,598
Washoe County School District (GO) Series A
            3.000%, 06/01/19................................    550     552,865
Washoe County School District (GO) Series D
            5.000%, 06/01/21................................  3,335   3,561,013
                                                                     ----------
TOTAL NEVADA................................................          8,596,936
                                                                     ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO)
            3.000%, 06/15/20................................    610     619,077
City of Nashua (GO)
            4.000%, 07/15/24................................    770     833,140
New Hampshire State (GO) Series B
            5.000%, 06/01/19................................    250     254,435
                                                                     ----------
TOTAL NEW HAMPSHIRE.........................................          1,706,652
                                                                     ----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW JERSEY -- (2.1%)
City of Hoboken (GO)
    3.000%, 02/01/23........................................  2,000  $2,039,200
    3.000%, 02/01/25........................................    910     923,477
Middlesex County (BAN)......................................
    3.000%, 06/11/19........................................    950     955,615
Middlesex County (GO)
    4.000%, 01/15/21........................................  1,210   1,258,944
Montville Township (GO)
    3.000%, 10/01/25........................................    500     512,255
Princeton (GO)
    3.000%, 09/15/24........................................  1,515   1,559,435
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21........................................  2,000   1,970,980
                                                                     ----------
TOTAL NEW JERSEY............................................          9,219,906
                                                                     ----------
NEW MEXICO -- (1.5%)
New Mexico State (GO) (ETM)
    5.000%, 03/01/21........................................  1,000   1,063,950
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/27........................................  4,000   4,676,040
Santa Fe County (GO)
    5.000%, 07/01/22........................................    710     777,755
                                                                     ----------
TOTAL NEW MEXICO............................................          6,517,745
                                                                     ----------
NEW YORK -- (6.7%)
City of New York (GO) Series A
    5.000%, 08/01/24........................................  2,100   2,380,560
City of New York (GO) Series B
    5.000%, 08/01/19........................................    100     102,241
City of New York (GO) Series C
    5.000%, 08/01/22........................................    500     548,185
City of New York (GO) Series E
    5.000%, 08/01/19........................................    250     255,602
    5.000%, 08/01/19........................................  1,000   1,022,410
    5.000%, 08/01/21........................................    265     284,594
    5.000%, 08/01/22........................................  1,000   1,096,370
City of New York (GO) Series F
    5.000%, 08/01/21........................................    450     483,273
City of New York (GO) Series F-1
    5.000%, 06/01/21........................................  2,110   2,257,932

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
City of New York (GO) Series H
            5.000%, 08/01/22................................  2,010  $2,203,704
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19................................    250     254,745
Kingston City School District (GO) (ST AID WITHHLDG)
            3.000%, 06/01/26................................  1,530   1,555,995
Long Island Power Authority (RB) (BHAC-CR) Series A
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19)..    600     612,360
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25................................  1,275   1,444,294
Middle Country Central School District (GO) (ST AID
  WITHHLDG)
            2.000%, 08/15/21................................    400     398,380
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20................................    760     759,392
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100, 12/1/18).    250     250,905
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19................................    350     354,028
            5.000%, 03/15/21................................  1,000   1,065,470
            5.000%, 03/15/23................................    600     666,168
            5.000%, 02/15/25................................    500     571,030
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22................................    800     869,552
            5.000%, 02/15/24................................    300     337,545
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19................................    250     252,878
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/21................................    100     106,298
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20................................    810     842,530
            5.000%, 03/15/25................................    500     571,900

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
NEW YORK -- (Continued)
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23...............................    315  $   306,391
Port Authority of New York & New Jersey (RB) Series 194
            5.000%, 10/15/19...............................    465      478,722
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22...............................    540      536,134
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18...............................    325      325,370
            5.000%, 11/15/20...............................  4,700    4,972,177
Triborough Bridge & Tunnel Authority (RB) Series C1
            4.000%, 11/15/27...............................  1,500    1,644,075
                                                                    -----------
TOTAL NEW YORK.............................................          29,811,210
                                                                    -----------
NORTH CAROLINA -- (3.4%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19...............................  3,000    3,061,380
New Hanover County (GO)
            5.000%, 02/01/23...............................  1,550    1,720,360
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B
(currency)  6.000%, 01/01/22...............................  1,725    1,919,735
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @ $100, 12/1/18)  1,000    1,003,480
North Carolina State (GO) Series B
            5.000%, 06/01/25...............................  1,405    1,622,410
North Carolina State (GO) Series C
            4.000%, 05/01/22...............................  1,530    1,623,269
            5.000%, 05/01/22...............................  1,950    2,134,197
North Carolina State (GO) Series D
            4.000%, 06/01/23...............................    350      376,036
Wake County (GO)
            5.000%, 03/01/19...............................    160      161,658

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
NORTH CAROLINA -- (Continued)
    5.000%, 09/01/21.......................................  1,300  $ 1,400,802
                                                                    -----------
TOTAL NORTH CAROLINA.......................................          15,023,327
                                                                    -----------
NORTH DAKOTA -- (0.4%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24.......................................  1,150    1,283,044
North Dakota State University of Agriculture & Applied
  Science (RB)
    5.000%, 04/01/21.......................................    500      530,665
                                                                    -----------
TOTAL NORTH DAKOTA.........................................           1,813,709
                                                                    -----------
OHIO -- (5.0%)
City of Columbus (GO) Series 3
    5.000%, 02/15/27.......................................  1,250    1,459,100
City of Columbus (GO) Series A
    4.000%, 04/01/22.......................................  2,000    2,115,040
    3.000%, 07/01/22.......................................    835      856,593
    5.000%, 02/15/23.......................................  4,000    4,436,560
City of Columbus (GO) Series B
    5.000%, 02/15/23.......................................    475      526,841
City of Columbus (GO) Series A
    4.000%, 04/01/24.......................................  1,500    1,613,235
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.......................................    500      540,850
Ohio State (GO) Series A
    5.000%, 09/15/21.......................................    800      861,936
    5.000%, 08/01/22.......................................  1,000    1,097,130
    5.000%, 09/15/22.......................................  2,250    2,474,505
    5.000%, 02/01/24.......................................  2,820    3,176,392
Ohio State (GO) Series B
    5.000%, 08/01/21.......................................  1,000    1,074,490
    5.000%, 06/15/22.......................................    450      492,611
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21.......................................  1,550    1,659,879
                                                                    -----------
TOTAL OHIO.................................................          22,385,162
                                                                    -----------
OKLAHOMA -- (1.4%)
City of Oklahoma City (GO)
    4.000%, 03/01/23.......................................  1,680    1,796,323
    4.000%, 03/01/25.......................................  1,255    1,363,784

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series B
            2.000%, 08/01/20................................  2,000  $1,989,680
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series C
            2.000%, 07/01/19................................  1,000   1,000,380
                                                                     ----------
TOTAL OKLAHOMA..............................................          6,150,167
                                                                     ----------
OREGON -- (0.9%)
City of McMinnville (GO)
            5.000%, 02/01/22................................    290     314,450
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21................................  1,250   1,334,250
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
            3.000%, 06/15/25................................    940     962,137
Oregon State (GO) Series E
            5.000%, 08/01/21................................    410     440,996
Oregon State (GO) Series F
            3.000%, 05/01/20................................    750     760,342
Oregon State (GO) Series L
            5.000%, 11/01/19................................    200     205,976
                                                                     ----------
TOTAL OREGON................................................          4,018,151
                                                                     ----------
PENNSYLVANIA -- (0.6%)
Berks County (GO)
            5.000%, 11/15/22................................    445     490,515
City of Philadelphia (GO) (AGM) Series A
(currency)  5.250%, 12/15/32 (Pre-refunded @ $100, 12/15/18)    500     502,040
Commonwealth of Pennsylvania (GO) Series REF
            5.000%, 07/01/21................................    550     587,257
            5.000%, 07/01/22................................  1,025   1,114,523
                                                                     ----------
TOTAL PENNSYLVANIA                                                    2,694,335
                                                                     ----------
RHODE ISLAND -- (0.6%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19................................  1,800   1,839,798
            5.000%, 08/01/21................................  1,000   1,073,110
                                                                     ----------
TOTAL RHODE ISLAND                                                    2,912,908
                                                                     ----------

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
SOUTH CAROLINA -- (1.7%)
Aiken County Consolidated School District (GO) (SCSDE)
  Series A
   5.000%, 03/01/20.........................................    770  $  800,469
Anderson County School District No. 4 (GO) (SCSDE) Series A
   5.000%, 03/01/21.........................................    500     532,445
City of North Charleston (GO) (ST AID WITHHLDG)
   5.000%, 06/01/21.........................................    500     535,445
Clemson University (RB) Series B
   5.000%, 05/01/25.........................................    750     861,315
Lexington & Richland School District No. 5 (GO) (SCSDE)
   5.000%, 03/01/19.........................................  1,440   1,455,307
Richland County (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/22.........................................  1,085   1,182,379
Richland County School District No. 2 (GO) (SCSDE)
   5.000%, 03/01/20.........................................    500     519,785
   5.000%, 03/01/21.........................................  1,235   1,314,559
Richland County School District No. 2 (GO) (SCSDE) Series A
   5.000%, 02/01/20.........................................    600     622,350
                                                                     ----------
TOTAL SOUTH CAROLINA........................................          7,824,054
                                                                     ----------
TENNESSEE -- (4.2%)
Blount County (GO) Series B
   5.000%, 06/01/22.........................................  2,635   2,879,080
City of Clarksville Water Sewer & Gas Revenue (RB)
   5.000%, 02/01/20.........................................    565     585,476
City of Knoxville Wastewater System Revenue (RB) Series A
   5.000%, 04/01/19.........................................  1,825   1,848,177
City of Knoxville Wastewater System Revenue (RB) Series B
   4.000%, 04/01/22.........................................    310     327,831
City of Memphis (GO) Series A
   5.000%, 04/01/25.........................................  1,250   1,430,125

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 TENNESSEE -- (Continued)
 Hamilton County (GO) Series B
    5.000%, 03/01/22.......................................  1,735  $ 1,889,554
 Metropolitan Government of Nashville & Davidson County
   (GO)
    5.000%, 07/01/22.......................................    650      712,511
 Metropolitan Government of Nashville & Davidson County
   (GO) Series A
    5.000%, 01/01/22.......................................    615      667,140
    (currency) 5.000%, 07/01/25 (Pre-refunded @ $100,
      7/1/20)..............................................  3,000    3,141,960
    5.000%, 07/01/25.......................................  2,325    2,670,448
 Sullivan County (GO) Series A
    5.000%, 04/01/21.......................................    450      479,345
 Sumner County (GO)
    5.000%, 12/01/21.......................................    230      249,005
    5.000%, 12/01/22.......................................    640      706,662
 Town of Collierville (GO) Series A
    5.000%, 01/01/21.......................................  1,095    1,162,047
                                                                    -----------
 TOTAL TENNESSEE...........................................          18,749,361
                                                                    -----------
 TEXAS -- (13.6%)
 Austin Independent School District (GO) Series B
    5.000%, 08/01/20.......................................  2,410    2,530,066
 Bexar County (GO).........................................
    5.000%, 06/15/20.......................................    500      522,630
    5.000%, 06/15/21.......................................  1,275    1,363,676
 City of Dallas (GO) Series A..............................
    5.000%, 02/15/21.......................................    500      529,765
 City of Fort Worth Water & Sewer System Revenue (RB)
    5.000%, 02/15/19.......................................    180      181,593
    5.000%, 02/15/21.......................................  1,745    1,853,696
 City of Fort Worth Water & Sewer System Revenue (RB)
   Series A
    5.000%, 02/15/25.......................................  1,930    2,200,547
 City of Garland (GO) Series A
    5.000%, 02/15/24.......................................    200      224,082
 City of Houston Combined Utility System Revenue (RB) (AGC)
    (currency) 5.375%, 11/15/38 (Pre-refunded @ $100,
      5/15/19).............................................  5,000    5,091,650

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
TEXAS -- (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
   5.000%, 02/01/21.........................................    700  $  743,036
   5.000%, 02/01/22.........................................  3,360   3,645,466
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/21.........................................    790     839,209
Dallas Independent School District (GO) (PSF-GTD) Series A
   5.000%, 08/15/24.........................................  3,250   3,685,045
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24.........................................    500     565,495
Fort Bend Independent School District (GO) (PSF-GTD) Series
  C
   5.000%, 02/15/24.........................................  1,275   1,433,891
Fort Worth Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/26.........................................    445     511,634
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
   2.000%, 08/15/19.........................................  1,500   1,500,570
Harris County (GO) Series A
   5.000%, 10/01/19.........................................  1,000   1,026,830
Highland Park Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/20.........................................  1,500   1,555,455
Highland Park Independent School District (GO)
   5.000%, 02/15/23.........................................  2,000   2,213,960
Houston Independent School District (GO) (PSF-GTD) Series A
   5.000%, 02/15/26.........................................    750     863,370
Humble Independent School District (GO) (PSF-GTD) Series B
   5.000%, 02/15/20.........................................  1,000   1,036,970
Katy Independent School District (GO) (PSF-GTD) Series A
   5.000%, 02/15/20.........................................    750     777,728
   5.000%, 02/15/21.........................................    400     425,008

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 TEXAS -- (Continued)
 McAllen Independent School District (GO) (PSF-GTD)
   Series A
    5.000%, 02/15/22.......................................  2,725  $ 2,959,187
 Northwest Independent School District (GO) (PSF-GTD)
   Series A
    5.000%, 02/15/24.......................................  1,000    1,121,460
 Permanent University Fund - University of Texas System
   (RB) Series B
    5.000%, 07/01/20.......................................  2,875    3,008,141
 San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.......................................    400      414,788
 Texas State (GO)
    5.000%, 04/01/19.......................................    250      253,175
    5.000%, 10/01/22.......................................  1,140    1,253,213
    5.000%, 10/01/23.......................................    375      419,561
 Texas State (GO) Series A
    5.000%, 10/01/21.......................................  1,300    1,401,023
    5.000%, 04/01/25.......................................  2,185    2,497,062
    5.000%, 10/01/25.......................................    845      971,404
 Texas Transportation Commission State Highway Fund (RB)
   Series A
    5.000%, 10/01/19.......................................  1,000    1,027,570
 University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.......................................    615      661,266
 University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.......................................  3,000    3,447,180
 Williamson County (GO)
    5.000%, 02/15/21.......................................  5,640    5,991,316
                                                                    -----------
 TOTAL TEXAS...............................................          60,747,718
                                                                    -----------
 UTAH -- (1.4%)
 Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.......................................    550      586,008
 Central Utah Water Conservancy District (RB) Series A
    5.000%, 10/01/20.......................................    450      474,350
 Davis School District (GO) (SCH BD GTY)
    5.000%, 06/01/23.......................................  2,445    2,724,757

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
UTAH -- (Continued)
Snyderville Basin Special Recreation District (GO) Series B
   4.000%, 12/15/20.........................................    540  $  560,466
State of Utah (GO)
   5.000%, 07/01/22.........................................  1,045   1,146,658
Utah State (GO)
   5.000%, 07/01/22.........................................    800     877,824
                                                                     ----------
TOTAL UTAH..................................................          6,370,063
                                                                     ----------
VERMONT -- (0.2%)
Vermont State (GO) Series B
   5.000%, 08/15/23.........................................  1,000   1,120,710
                                                                     ----------
VIRGINIA -- (2.1%)
City of Hampton (GO) (ST AID WITHHLDG) Series B
   5.000%, 09/01/21.........................................    840     905,134
   5.000%, 09/01/22.........................................    475     522,852
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/20.........................................  1,635   1,697,506
City of Richmond (GO) (ST AID WITHHLDG) Series B
   5.000%, 07/15/22.........................................  1,065   1,169,647
Commonwealth of Virginia (GO) Series D
   5.000%, 06/01/19.........................................  1,260   1,282,352
Loudoun County (GO) (ST AID WITHHLDG) Series A
   5.000%, 12/01/22.........................................  1,225   1,356,124
Loudoun County (GO) (ST AID WITHHLDG) Series B
   5.000%, 12/01/20.........................................    550     582,411
Pittsylvania County (GO) (ST AID WITHHLDG)
   5.000%, 02/01/21.........................................  1,830   1,938,793
                                                                     ----------
TOTAL VIRGINIA..............................................          9,454,819
                                                                     ----------
WASHINGTON -- (8.2%)
City of Marysville Water & Sewer Revenue (RB)
   5.000%, 04/01/20.........................................    755     785,759
City of Seattle Drainage & Wastewater Revenue (RB)
   5.000%, 09/01/20.........................................  1,500   1,577,670
   5.000%, 04/01/21.........................................    445     474,561
City of Seattle Municipal Light & Power Revenue (RB)
   5.000%, 09/01/20.........................................    650     683,416

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 WASHINGTON -- (Continued)
 County of Kitsap WA (GO)
    5.000%, 06/01/21........................................  1,455  $1,555,497
 King County (GO) Series A
    5.000%, 07/01/20........................................    265     277,627
 King County (GO) Series E
    5.000%, 12/01/25........................................  1,275   1,473,479
 King County School District No. 405 Bellevue (GO) (SCH BD
   GTY) Series A
    5.000%, 12/01/18........................................    500     501,255
    5.000%, 12/01/20........................................  1,350   1,427,571
 King County School District No. 411 Issaquah (GO) (SCH BD
   GTY)
    5.000%, 12/01/23........................................  1,440   1,617,307
 King County School District No. 414 Lake Washington (GO)
   (SCH BD GTY)
    5.000%, 12/01/22........................................  2,000   2,208,320
 King County Sewer Revenue (RB)
    5.000%, 01/01/21........................................    585     619,925
 King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22........................................  1,165   1,276,176
    5.000%, 07/01/25........................................  1,305   1,501,481
 Pierce County School District No.10 Tacoma (GO) (SCH BD
   GTY)
    5.000%, 12/01/18........................................    500     501,250
 Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18........................................    895     897,246
 Snohomish County School District No. 6 Mukilteo (GO) (SCH
   BD GTY)
    5.000%, 12/01/25........................................  2,000   2,309,940
 Spokane County (GO)
    5.000%, 12/01/20........................................    450     475,857
 State of Washington (GO) Series C
    5.000%, 02/01/20........................................  1,320   1,367,837
 Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21........................................    350     378,161
 Washington Health Care Facilities Authority (RB)
    (currency) 7.375%, 03/01/38 (Pre-refunded @ $100,
      3/1/19)...............................................  3,000   3,053,010

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
WASHINGTON -- (Continued)
   (currency) 5.625%, 10/01/38 (Pre-refunded @ $100,
     10/1/19)..............................................  1,000  $ 1,032,550
Washington State (GO)......................................
   5.000%, 08/01/25........................................  2,500    2,872,350
Washington State (GO) Series 2013A
   5.000%, 08/01/21........................................    200      214,842
Washington State (GO) Series 2017-A
   5.000%, 08/01/26........................................  1,675    1,946,434
Washington State (GO) Series A
   5.000%, 08/01/21........................................    800      859,368
Washington State (GO) Series B
   5.000%, 07/01/20........................................    325      340,379
   5.000%, 07/01/25........................................    475      545,262
Washington State (GO) Series C
   5.000%, 02/01/23........................................    500      553,455
Washington State (GO) Series R-2012C
   4.000%, 07/01/21........................................    100      104,657
Washington State (GO) Series R-2013A
   5.000%, 07/01/21........................................  1,520    1,629,896
Washington State (GO) Series R-2018D
   5.000%, 08/01/25........................................  1,365    1,568,303
                                                                    -----------
TOTAL WASHINGTON...........................................          36,630,841
                                                                    -----------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20........................................    250      256,593
West Virginia State (GO)
   4.000%, 11/01/20........................................  1,975    2,046,060
West Virginia State (GO) Series A
   5.000%, 06/01/19........................................    550      559,658
                                                                    -----------
TOTAL WEST VIRGINIA........................................           2,862,311
                                                                    -----------
WISCONSIN -- (4.3%)........................................
City of Janesville (GO)....................................
   3.000%, 03/01/24........................................  2,000    2,043,540
City of Madison Water Utility Revenue (RB)
   5.000%, 01/01/21........................................  1,000    1,059,700

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
WISCONSIN -- (Continued)
City of Milwaukee (GO) Series N3
   5.000%, 05/15/20.......................................  1,000  $  1,044,380
Germantown School District (GO) Series A
   5.000%, 04/01/27.......................................  1,000     1,172,060
Milwaukee County (GO) Series E
   2.000%, 12/01/20.......................................  1,060     1,056,555
Milwaukee County Metropolitan Sewer District (GO) Series A
   5.000%, 10/01/25.......................................  2,635     3,047,219
Oak Creek Franklin Joint School District (GO) Series B
   3.000%, 04/01/20.......................................    630       637,762
Wisconsin Health & Educational Facilities Authority (RB)
  Series A
   (currency) 5.250%, 12/01/35 (Pre-refunded @ $100,
     12/3/18).............................................  2,500     2,507,250
Wisconsin State (GO) (AMBAC) Series 1
   5.000%, 05/01/19.......................................  1,310     1,330,069
Wisconsin State (GO) Series 1
   5.000%, 05/01/19.......................................    500       507,660
Wisconsin State (GO) Series 2
   5.000%, 11/01/20.......................................    600       633,618
   5.000%, 11/01/22.......................................  1,400     1,544,130
Wisconsin State (GO) Series 3
   5.000%, 11/01/22.......................................  1,875     2,068,031
Wisconsin State (GO) Series B
   5.000%, 05/01/21.......................................    400       427,572
                                                                   ------------
TOTAL WISCONSIN...........................................           19,079,546
                                                                   ------------
TOTAL MUNICIPAL BONDS.....................................          446,806,340
                                                                   ------------
TOTAL INVESTMENTS --(100.0%) (Cost $454,095,024)..........         $446,806,340
                                                                   ============

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds......................   --    $446,806,340   --    $446,806,340
                                        --    ------------   --    ------------
TOTAL................................   --    $446,806,340   --    $446,806,340
                                        ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018



                                                 FACE
                                                AMOUNT^   VALUE+
                                                -------   ------
                                                 (000)
                                                 -----
           MUNICIPAL BONDS -- (99.3%)
           ALABAMA -- (1.0%)
           Alabama State (GO) Series A
                       5.000%, 08/01/19........ 1,925   $ 1,968,293
                       5.000%, 08/01/19........ 8,500     8,691,165
                       5.000%, 08/01/20........ 5,495     5,766,783
                       5.000%, 08/01/21........ 1,450     1,558,823
                       5.000%, 08/01/21........ 6,030     6,482,551
                                                        -----------
           TOTAL ALABAMA.......................          24,467,615
                                                        -----------
           ALASKA -- (0.4%)
           Alaska State (GO) Series B
                       5.000%, 08/01/20........  3,920    4,107,690
           City of Koyukuk (RB)
           (currency)  7.750%, 10/01/41
                         (Pre-refunded @ $100,
                         10/1/19)..............  4,650    4,881,663
                                                        -----------
           TOTAL ALASKA........................           8,989,353
                                                        -----------
           ARIZONA -- (1.0%)
           Arizona State Transportation
             Board (RB)
                       5.000%, 07/01/20........  5,000    5,234,900
           City of Phoenix (GO)
                       5.000%, 07/01/19........ 3,000     3,059,970
                       4.000%, 07/01/20........ 1,085     1,118,331
                       4.000%, 07/01/21........ 5,970     6,251,187
           Madison Elementary School
             District No. 38 (GO) Series A
                       2.000%, 07/01/20........  1,400    1,397,928
           Maricopa County Community
             College District (GO)
                       3.000%, 07/01/20........  6,505    6,600,103
           Maricopa County School District
             No. 3 Tempe Elementary (GO)
                       3.000%, 07/01/21........  1,410    1,437,538
                                                        -----------
           TOTAL ARIZONA.......................          25,099,957
                                                        -----------
           ARKANSAS -- (1.1%)
           Arkansas State (GO)
                       5.000%, 04/01/19........  7,240    7,331,948
                       5.000%, 04/01/21........  4,300    4,583,542
                       5.000%, 04/01/21........  6,495    6,923,280
                       5.000%, 06/15/21........  8,730    9,350,965
                                                        -----------
           TOTAL ARKANSAS......................          28,189,735
                                                        -----------

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            CALIFORNIA -- (2.4%)
            Bay Area Toll Authority (RB)
              Series F-1
            (currency)  5.125%, 04/01/39
                          (Pre-refunded @ $100,
                          4/1/19)...............  9,200  $ 9,331,560
            California State (GO)
                        5.000%, 04/01/19........  1,000    1,013,410
                        2.000%, 11/01/19........    695      696,439
                        5.000%, 10/01/21........  2,215    2,400,838
            City of Long Beach Harbor
            Revenue (RB) Series C
                        5.000%, 11/15/18........  4,125    4,129,991
            City of Los Angeles CA (RN)
                        4.000%, 06/27/19........ 27,000   27,388,530
            County of Riverside CA (RN)
                        4.000%, 06/28/19........ 10,000   10,146,400
            Los Angeles Unified School
            District (GO) Series A
                        5.000%, 07/01/19........  1,000    1,021,670
            Oakland Unified School District
            (GO) Series A
            (currency)  6.125%, 08/01/29
                        (Pre-refunded @ $100,
                          8/1/19)...............  3,595    3,713,599
                                                         -----------
            TOTAL CALIFORNIA....................          59,842,437
                                                         -----------
            COLORADO -- (2.0%)
            Board of Water Commissioners
              City & County of Denver
              (The) (RB) Series B
                        5.000%, 09/15/19........  2,060    2,114,219
            City & County of Denver (GO)
              Series A
                        5.000%, 08/01/19........ 15,000   15,340,650
                        5.000%, 08/01/20........  4,920    5,165,114
            City & County of Denver (GO)
              Series B
                        5.000%, 08/01/19........  4,000    4,090,840
            Colorado State (RN)
                        5.000%, 06/26/19........ 20,000   20,398,600
            Denver City & County School
              District No. 1 (GO) (ST AID
              WITHHLDG) (ETM) Series B
            (currency)  4.000%, 12/01/18........    140      140,245

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
                                                   -----
           COLORADO -- (Continued)
           Denver City & County School District
             No. 1 (GO) (ST AID WITHHLDG)
             Series B
                  4.000%, 12/01/18...............  1,045  $ 1,046,829
           Weld County School District No. RE-4
             (GO) (ST INTERCEPT)
                  4.000%, 12/01/22...............  1,000    1,061,420
                                                          -----------
           TOTAL COLORADO........................          49,357,917
                                                          -----------
           CONNECTICUT -- (0.9%)
           City of Middletown (GO)
                  5.000%, 04/01/21...............  1,905    2,037,131
           City of New London (BAN)..............
                  3.000%, 03/21/19...............  5,300    5,323,638
           Connecticut State (GO) Series A
                  5.000%, 10/15/19...............  5,350    5,483,268
           Connecticut State Special Tax Revenue
             (RB)
                  5.000%, 01/01/19............... 11,000   11,052,250
                                                          -----------
           TOTAL CONNECTICUT.....................          23,896,287
                                                          -----------
           DELAWARE -- (0.6%)
           Delaware State (GO)
                  5.000%, 07/01/19...............  5,000    5,099,650
           Delaware State (GO) Series A
                  5.000%, 07/01/19...............  1,900    1,937,867
                  5.000%, 08/01/19...............  5,745    5,873,344
           Delaware State (GO) Series B
                  5.000%, 02/01/20...............  2,755    2,853,794
                                                          -----------
           TOTAL DELAWARE........................          15,764,655
                                                          -----------
           DISTRICT OF COLUMBIA -- (0.1%)
           District of Columbia (GO) Series A
                  5.000%, 06/01/20...............  2,320    2,425,490
                                                          -----------
           FLORIDA -- (1.9%)
           Florida State (GO)
                  5.000%, 07/01/19...............  2,045    2,086,718
           Florida State (GO) Series A
                  5.000%, 06/01/19............... 10,100   10,279,780
                  5.000%, 06/01/20...............  2,850    2,979,589
           Florida State (GO) Series B
                  5.000%, 06/01/20...............  1,000    1,045,470
           Florida State Board of Education (GO)
             Series A
                  5.000%, 06/01/19............... 19,310   19,653,718
                  5.000%, 01/01/21...............  2,340    2,481,734

                                                FACE
                                               AMOUNT^     VALUE+
                                               -------     ------
                                                (000)
                                                -----
          FLORIDA -- (Continued)
          Florida State Board of Education
            (GO) Series B
                      5.000%, 06/01/19........  3,500   $  3,562,300
          Orange County Water Utility System
            Revenue (RB)
                      5.000%, 10/01/21........  2,500      2,698,675
          Tampa Bay Water (RB)
          (currency)  5.000%, 10/01/25
                        (Pre-refunded @ $100,
                        10/1/20)..............  2,160      2,272,277
                                                        ------------
          TOTAL FLORIDA.......................            47,060,261
                                                        ------------
          GEORGIA -- (4.7%)
          Cobb County (GO)
                      5.000%, 01/01/21........  3,710      3,937,163
                      5.000%, 01/01/22........    500        543,185
          Cobb County School District
                      2.000%, 12/20/18........ 22,320     22,330,490
          Forsyth County School District (GO)
                      5.000%, 02/01/20........  3,525      3,654,086
          Gainesville & Hall County Hospital
            Authority (RB)
          (currency)  5.500%, 02/15/45
                        (Pre-refunded @ $100,
                        2/15/20)..............  6,575      6,848,389
          Georgia State (GO) Series A
                      5.000%, 07/01/19........  7,350      7,499,425
          Georgia State (GO) Series A-1
                      5.000%, 02/01/19........  8,000      8,061,760
                      5.000%, 02/01/19........  1,395      1,405,769
                      5.000%, 02/01/20........  4,210      4,363,623
          Georgia State (GO) Series C
                      5.000%, 07/01/19........  2,000      2,040,660
          Georgia State (GO) Series D
                      5.000%, 02/01/19........  7,970      8,031,528
          Georgia State (GO) Series E
                      5.000%, 12/01/19........  6,200      6,400,446
          Georgia State (GO) Series E-1
                      4.500%, 07/01/19........  6,890      7,007,475
          Georgia State (GO) Series F
                      5.000%, 07/01/20........  5,000      5,238,250
          Georgia State (GO) Series I
                      5.000%, 07/01/19........ 20,475     20,891,257
                      5.000%, 07/01/20........  1,890      1,980,059
          Gwinnett County School District
            (GO)
                      4.000%, 02/01/20........  8,750      8,963,237
                                                        ------------
          TOTAL GEORGIA.......................           119,196,802
                                                        ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            HAWAII -- (2.3%)
            City & County of Honolulu (GO)
              Series B
                        5.000%, 11/01/19........  8,000  $ 8,239,040
            Hawaii County (GO) Series C
                        5.000%, 09/01/19........  3,625    3,715,552
            Hawaii State (GO) Series DR
                        5.000%, 06/01/19........  9,725    9,896,938
            Hawaii State (GO) Series EA
                        5.000%, 12/01/18........  9,250    9,273,680
            Hawaii State (GO) Series EE
                        5.000%, 11/01/18........  2,495    2,495,000
            Hawaii State (GO) Series EF
                        5.000%, 11/01/21........  5,500    5,944,345
            Hawaii State (GO) Series EH
                        5.000%, 08/01/19........  4,410    4,509,490
            Hawaii State (GO) Series EL
                        5.000%, 08/01/19........  1,160    1,186,170
            Hawaii State (GO) Series EO
                        5.000%, 08/01/22........  6,000    6,582,780
            University of Hawaii (RB)
              Series A
            (currency)  6.000%, 10/01/38
                          (Pre-refunded @ $100,
                          10/1/19)..............  7,000    7,254,800
                                                         -----------
            TOTAL HAWAII........................          59,097,795
                                                         -----------
            IDAHO -- (0.4%)
            Idaho State (TAN)
                        4.000%, 06/28/19........ 11,000   11,148,720
                                                         -----------
            IOWA -- (0.2%)
            Iowa Finance Authority (RB)
            (currency)  5.000%, 08/01/20
                          (Pre-refunded @ $100,
                          8/1/19)...............  2,535    2,592,773
            (currency)  5.000%, 08/01/21
                          (Pre-refunded @ $100,
                          8/1/19)...............  1,560    1,595,552
                                                         -----------
            TOTAL IOWA..........................           4,188,325
                                                         -----------
            KANSAS -- (0.8%)
            City of Topeka Series A
                        5.000%, 10/01/19........ 10,000   10,263,600
            City of Wichita (GO) Series A
                        5.000%, 12/01/19........  3,960    4,086,720
            Kansas State Department of
              Transportation (RB) Series C
                        5.000%, 09/01/19........  4,975    5,100,121
                                                         -----------
            TOTAL KANSAS........................          19,450,441
                                                         -----------

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            KENTUCKY -- (0.3%)
            Kentucky State Economic
              Development Finance
              Authority (RB) Series A
            (currency)  5.000%, 05/01/24
                          (Pre-refunded @ $100,
                          5/1/19)...............  1,000  $ 1,015,020
            Louisville & Jefferson
              County (RB)
            (currency)  5.000%, 12/01/35........  1,675    1,831,378
            Louisville & Jefferson County
              Metropolitan Government
              (GO) Series A
                        5.000%, 12/01/19........  4,095    4,222,477
                                                         -----------
            TOTAL KENTUCKY......................           7,068,875
                                                         -----------
            LOUISIANA -- (0.2%)
            Louisiana State (GO) Series C
                        5.000%, 08/01/21........  5,000    5,362,750
                                                         -----------
            MARYLAND -- (6.8%)
            Anne Arundel County (GO)
                        5.000%, 10/01/19........  3,000    3,082,710
            Anne County Arundel (GO)
                        3.000%, 10/01/19........  3,900    3,937,245
                        5.000%, 10/01/20........  1,790    1,887,197
                        5.000%, 04/01/21........ 12,740   13,595,618
            Baltimore County (BAN)
                        4.000%, 03/18/19........ 10,000   10,080,900
            Baltimore County (GO)
                        5.000%, 03/01/20........  1,850    1,921,225
                        5.000%, 03/01/20........  3,510    3,645,135
            Charles County (GO) (ETM)
            (currency)  5.000%, 03/01/19........     10       10,101
            Charles County (GO)
                        5.000%, 03/01/19........  2,440    2,464,961
            Harford County (GO) Series B
                        5.000%, 02/01/20........  2,650    2,746,699
            Maryland State (GO)
                        5.000%, 06/01/19........  3,000    3,053,580
            Maryland State (GO) Series A
                        5.000%, 08/01/19........ 20,000   20,452,800
            Maryland State (GO) Series B
                        5.000%, 03/01/19........  6,300    6,365,268
                        5.000%, 08/01/19........ 11,500   11,760,360
                        5.000%, 03/15/20........  3,590    3,732,703
                        5.000%, 08/01/20........  8,425    8,843,217
            Maryland State (GO) Series C
                        5.000%, 08/01/19........  2,000    2,045,280
                        5.000%, 11/01/19........  4,000    4,119,920
                        5.000%, 08/01/20........  8,810    9,247,328

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                FACE
                                               AMOUNT^    VALUE+
                                               -------    ------
                                                (000)
                                                -----
             MARYLAND -- (Continued)
             Maryland State Department of
               Transportation (RB)
                    5.000%, 12/15/19.......... 15,745  $ 16,270,253
             Montgomery County (GO) Series A
                    5.000%, 11/01/19..........  1,400     1,441,692
             Montgomery County (GO) Series B
                    5.000%, 06/01/19..........  7,725     7,861,115
                    5.000%, 12/01/19..........  5,975     6,166,857
                    5.000%, 12/01/21..........  4,000     4,340,480
             Prince George's County (GO) Series B
                    4.000%, 03/01/19..........  9,575     9,641,642
                    4.000%, 03/01/20..........  9,780    10,031,444
             Talbot County (GO)
                    2.000%, 12/15/21..........  1,330     1,313,229
                                                       ------------
             TOTAL MARYLAND...................          170,058,959
                                                       ------------
             MASSACHUSETTS -- (8.3%)
             City of Fall River (BAN)
                    2.500%, 02/08/19..........  9,831     9,845,452
             City of New Bedford (BAN)
                    2.750%, 05/03/19..........  1,000     1,003,100
             City of Quincy (BAN)
                    2.500%, 01/18/19.......... 13,000    13,014,820
                    3.000%, 07/12/19.......... 10,000    10,076,400
             City of Quincy (BAN) Series A
                    3.000%, 06/14/19..........  5,000     5,034,900
             City of Somerville (BAN)
                    3.000%, 06/07/19.......... 40,000    40,232,000
             City of Springfield (GO) (ST AID
               WITHHLDG)
                    5.000%, 09/01/21..........  4,240     4,561,519
             City of Worcester (BAN)
                    3.000%, 01/31/19..........  6,000     6,017,400
             Commonwealth of Massachusetts
               (GO) Series A
                    5.000%, 04/01/20.......... 10,000    10,408,900
                    5.000%, 05/01/21.......... 10,000    10,694,400
             Commonwealth of Massachusetts
               (GO) Series B
                    5.000%, 07/01/19..........  5,000     5,101,300
             Commonwealth of Massachusetts
               (GO) Series C
                    4.000%, 09/01/19..........  4,475     4,551,254
                    5.000%, 04/01/20..........  2,700     2,810,403
                    5.000%, 08/01/20.......... 18,500    19,418,340
                    5.000%, 10/01/21..........  8,000     8,635,760

                                                  FACE
                                                 AMOUNT^    VALUE+
                                                 -------    ------
                                                  (000)
                                                  -----
           MASSACHUSETTS -- (Continued)
           Commonwealth of Massachusetts
             (GO) (AGM) Series B
                       5.250%, 09/01/21.........  2,405  $  2,607,910
           Commonwealth of Massachusetts
             (GO) (AMBAC) Series D
                       5.500%, 10/01/19.........  6,970     7,194,225
           Massachusetts Bay Transportation
             Authority (RB) Series A
                       5.250%, 07/01/19.........  3,115     3,182,595
           Massachusetts Clean Water Trust
             (The) (RB)
                       5.000%, 08/01/20.........  5,830     6,121,442
           Massachusetts Development Finance
             Agency (RB) Series A
           (currency)  5.750%, 07/01/39
                         (Pre-refunded @ $ 100,
                         7/1/19)................  9,990    10,242,947
           Massachusetts Health & Educational
             Facilities Authority (RB)
           (currency)  5.000%, 07/01/39
                         (Pre-refunded @ $ 100,
                         7/1/19)................  4,160     4,244,864
           Town of Lexington (BAN)
                       3.000%, 02/15/19......... 10,555    10,590,148
           Town of Marshfield (BAN)
                       3.000%, 07/26/19.........  5,000     5,035,150
           Town of Plymouth (BAN) Series B
                       3.000%, 06/14/19.........  7,209     7,252,614
                                                         ------------
           TOTAL MASSACHUSETTS..................          207,877,843
                                                         ------------
           MICHIGAN -- (1.0%)
           Michigan Finance Authority (RB)
             Series A
                       5.000%, 01/01/19.........  7,110     7,145,621
           Michigan State (GO)
                       5.000%, 11/01/19......... 13,000    13,389,740
           Michigan State Trunk Line Revenue
             (RB)
                       5.000%, 11/15/18.........  3,600     3,604,104
                                                         ------------
           TOTAL MICHIGAN.......................           24,139,465
                                                         ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
                                                   -----
            MINNESOTA -- (3.4%)
            Bloomington Independent School
              District No. 271 (GO) (SD CRED
              PROG) Series A
                         5.000%, 02/01/21........  1,290  $1,370,483
            Chaska Independent School District
              No. 112 (GO) (SD CRED PROG)
              Series A
                         5.000%, 02/01/21........    590     625,872
            City of Minneapolis (GO)
                         2.000%, 12/01/18........  5,085   5,085,610
                         2.000%, 12/01/19........  3,690   3,690,775
            City of Minneapolis (RB) Series A
            (currency)   6.750%, 11/15/32
                           (Pre-refunded @ $100,
                           11/15/18).............  6,500   6,511,505
            City of Saint Cloud (RB) Series A
            (currency)   5.125%, 05/01/30
                           (Pre-refunded @ $100,
                           5/1/20)...............    950     990,993
            Elk River Independent School District
              No. 728 (GO) (SD CRED PROG)
              Series A
                         5.000%, 02/01/21........  1,000   1,061,260
            Elk River Independent School District
              No. 728 (GO) (SD CRED PROG)
              Series C
                         5.000%, 02/01/20........  5,000   5,179,300
                         5.000%, 02/01/21........  2,000   2,122,520
            Hennepin County (GO) Series B
                         5.000%, 12/01/21........    650     705,127
            Hennepin County Sales Tax Revenue
              (RB)
                         5.000%, 12/15/19........    345     356,589
            Housing & Redevelopment Authority
              of The City of Saint Paul Minnesota
              (RB) Series A1
            (currency)   5.250%, 11/15/29
                           (Pre-refunded @ $100,
                           11/15/19).............    660     681,470
            Lakeville Independent School District
              No. 194 (GO) (SD CRED PROG)
              Series D
                         5.000%, 02/01/19........  4,425   4,459,249
            Minnesota State (GO) Series B
                         5.000%, 08/01/19........  4,425   4,523,854

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           MINNESOTA -- (Continued)
                       5.000%, 10/01/19.........  2,120  $ 2,177,664
                       4.000%, 08/01/20.........  8,800    9,082,040
           Minnesota State (GO) Series D
                       5.000%, 08/01/19......... 19,750   20,191,215
                       5.000%, 08/01/20.........    740      776,341
                       5.000%, 08/01/20.........  6,330    6,640,866
                       5.000%, 08/01/21.........  7,230    7,772,611
           Minnesota State (GO) Series E
                       2.000%, 08/01/19.........    725      725,152
           Minnesota State (GO) (ETM) Series
             D
           (currency)  5.000%, 08/01/20.........     10       10,486
           Watertown-Mayer Independent
             School District No. 111 (GO) (SD
             CRED PROG) Series B
                       4.000%, 02/01/20.........  1,610    1,648,431
                                                         -----------
           TOTAL MINNESOTA......................          86,389,413
                                                         -----------
           MISSOURI -- (1.7%)
           Clayton School District (GO)
                       5.000%, 03/01/20.........  3,115    3,235,769
           Health & Educational Facilities
             Authority of the State of Missouri
             (RB) (AGM) Series 2003A
           (currency)  5.500%, 11/15/23
                         (Pre-refunded @ $ 100,
                         11/15/18).............. 10,000   10,013,100
           (currency)  5.500%, 11/15/28
                         (Pre-refunded @ $ 100,
                         11/15/18).............. 10,000   10,013,100
           Jackson County Reorganized School
             District No. 7 (GO)
                       3.000%, 03/01/21.........  2,375    2,417,346
           Missouri State (GO) Series A
                       5.000%, 12/01/20.........  4,515    4,780,121
           Saint Louis County Reorganized
             School District No. R-6 (GO)
                       4.000%, 02/01/20......... 12,775   13,084,666
                                                         -----------
           TOTAL MISSOURI.......................          43,544,102
                                                         -----------
           NEBRASKA -- (0.4%)
           Lancaster County School District 001
             (GO)
                       5.000%, 01/15/21.........  1,620    1,716,601

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            NEBRASKA -- (Continued)
            Metropolitan Utilities District of
              Omaha (RB)
                        5.000%, 12/01/20........  4,340  $ 4,591,199
            Omaha Public Power District Series B
                        5.000%, 02/01/20........  4,620    4,786,274
                                                         -----------
            TOTAL NEBRASKA......................          11,094,074
                                                         -----------
            NEVADA -- (0.4%)
            City of Henderson NV (GO)
                        5.000%, 06/01/19........  5,295    5,387,398
            Clark County School District (GO)
              Series A
                        5.000%, 06/15/19........  1,000    1,017,790
            Clark County Water Reclamation
              District (GO) Series A
            (currency)  5.250%, 07/01/34
                          (Pre-refunded @ $100,
                          7/1/19)...............  2,905    2,969,026
            Washoe County School District (GO)
              Series A
                        3.000%, 06/01/19........  1,125    1,130,861
                                                         -----------
            TOTAL NEVADA........................          10,505,075
                                                         -----------
            NEW HAMPSHIRE -- (0.1%)
            City of Nashua (GO)
                        4.000%, 07/15/21........  1,720    1,803,076
                                                         -----------
            NEW JERSEY -- (2.8%)
            City of Jersey City (BAN) Series C
                        3.000%, 06/20/19........ 15,000   15,096,900
            Essex County (BAN)
                        5.000%, 09/10/19........ 10,000   10,252,100
            Middlesex County (BAN)
                        3.000%, 06/11/19........ 10,000   10,059,100
            Monmouth County (GO)
                        5.000%, 07/15/20........  4,540    4,764,412
                        5.000%, 07/15/21........  3,770    4,051,582
            New Jersey Educational Facilities
              Authority (RB) Series E
            (currency)  6.250%, 07/01/37
                          (Pre-refunded @ $100,
                          7/1/19)...............  3,000    3,085,800
            Sussex County (BAN)
                        3.000%, 06/24/19........ 10,000   10,064,500
            Town of Dover (BAN)
                        3.000%, 05/31/19........  3,000    3,016,920

                                                      FACE
                                                     AMOUNT^   VALUE+
                                                     -------   ------
                                                      (000)
                                                      -----
               NEW JERSEY -- (Continued)
               Union County (BAN)
                                3.000%, 06/21/19.... 10,000  $10,064,900
                                                             -----------
               TOTAL NEW JERSEY.....................          70,456,214
                                                             -----------
               NEW MEXICO -- (0.8%)
               Bernalillo County (GO)
                                5.000%, 08/15/19....  4,505    4,610,462
               New Mexico State (GO)
                                5.000%, 03/01/19....  1,500    1,515,000
               New Mexico State (GO) Series B
                                5.000%, 03/01/20....  3,775    3,916,789
               New Mexico State (GO) (ETM)
                                5.000%, 03/01/21....  4,000    4,255,800
               New Mexico State Severance Tax
                 Permanent Fund (RB) Series A
                                5.000%, 07/01/19....  6,500    6,627,335
                                                             -----------
               TOTAL NEW MEXICO.....................          20,925,386
                                                             -----------
               NEW YORK -- (6.8%)
               Amityville Union Free School District
                 (BAN) (ST AID WITHHLDG)
                                2.750%, 06/21/19....  3,250    3,265,340
               Brewster Central School District (GO)
                 (ST AID WITHHLDG)
                                2.000%, 10/01/19....  1,160    1,161,253
               Broome County (BAN) Series A
                                3.000%, 05/03/19....  5,690    5,716,174
               City of New York (GO) (ETM)
               (currency)       5.000%, 03/01/19....  7,935    8,018,317
               City of New York (GO)
                                5.000%, 03/01/19....  2,170    2,192,199
                                4.000%, 08/01/20....  1,400    1,445,122
               City of New York (GO) Series 1
                                5.000%, 08/01/19....  2,000    2,044,820
               City of New York (GO) Series C
                                5.000%, 08/01/19....  1,000    1,022,410
               City of New York (GO) Series E
                                5.000%, 08/01/19.... 10,000   10,224,100
                                5.000%, 08/01/20....  3,565    3,740,719
                                5.000%, 08/01/21....  1,500    1,610,910

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           NEW YORK -- (Continued)
           City of New York (GO) Series F
                       5.000%, 08/01/21.........  1,000  $ 1,073,940
           City of New York (GO) Series G
                       5.000%, 08/01/19......... 15,310   15,653,097
                       5.000%, 08/01/21.........  5,915    6,352,355
           City of New York (GO) Series J
                       5.000%, 08/01/19.........  7,985    8,163,944
           City of New York (GO) Series J7
                       5.000%, 08/01/20.........  5,000    5,246,450
           City of Rochester (BAN) Series III
                       2.000%, 08/08/19.........  5,600    5,598,208
           Columbia County (GO) (AGM) Series A
                       2.000%, 02/01/19.........    500      500,200
           East Hampton Union Free School
             District (GO) (ST AID
             WITHHLDG)
                       5.000%, 06/01/19.........    235      239,251
           Hilton Central School District (GO)
             (ST AID WITHHLDG)
                       2.000%, 06/15/21.........    685      677,671
           Lancaster Central School District
             (BAN) (ST AID WITHHLDG)
                       3.000%, 06/13/19......... 13,900   13,981,176
           Metropolitan Transportation Authority
             (RB) (ETM) Series A
           (currency)  5.000%, 11/15/21.........     85       92,239
           Metropolitan Transportation Authority
             (RB) Series A
                       5.000%, 11/15/21.........    515      554,763
           Nassau County (BAN) Series B
                       5.000%, 12/14/18.........  2,000    2,007,320
           New York State Dormitory Authority
             (RB)
           (currency)  6.125%, 12/01/29
                         (Pre-refunded @ $ 100,
                         12/1/18)...............    600      602,112
           (currency)  6.250%, 12/01/37
                         (Pre-refunded @ $ 100,
                         12/1/18)...............    450      451,629
           New York State Dormitory Authority
             (RB) Series A
                       5.000%, 12/15/18.........  5,395    5,415,663
                       5.000%, 03/15/21.........  1,795    1,912,519

                                                  FACE
                                                 AMOUNT^    VALUE+
                                                 -------    ------
                                                  (000)
                                                  -----
           NEW YORK -- (Continued)
                       5.000%, 12/15/21.........  3,545  $  3,839,235
           (currency)  5.500%, 07/01/25
                         (Pre-refunded @ $ 100,
                         7/1/20)................    500       527,975
           (currency)  5.000%, 07/01/39
                         (Pre-refunded @ $ 100,
                         7/1/19)................  6,125     6,251,175
           New York State Dormitory
             Authority (RB) Series B
                       5.000%, 02/15/20......... 15,000    15,568,050
                       5.000%, 02/15/22.........  4,000     4,347,760
           New York State Dormitory
             Authority (RB) Series C
                       5.000%, 03/15/19.........    700       708,057
           New York State Dormitory
             Authority (RB) Series E
                       5.000%, 02/15/19.........    875       882,822
                       5.000%, 03/15/20.........    500       520,080
                       5.000%, 03/15/21.........  2,000     2,129,980
           New York State Dormitory
             Authority Series A
                       5.000%, 02/15/20.........  2,900     3,009,823
           New York State Urban Development
             Corp. (RB) (NATL)
                       5.500%, 03/15/20.........  4,250     4,449,240
           New York State Urban Development
             Corp. (RB) Series A
                       5.000%, 03/15/20.........    550       572,088
           New York State Urban Development
             Corp. (RB) Series C
                       5.000%, 12/15/18.........    250       250,958
           Town of Brookhaven (GO) Series A
                       3.000%, 02/01/19.........  5,080     5,094,935
           Triborough Bridge & Tunnel
             Authority (RB) Series A-1
                       5.000%, 11/15/19.........    500       515,720
           Triborough Bridge & Tunnel
             Authority (RB) Series B
                       4.000%, 11/15/18......... 11,860    11,869,251
                       5.000%, 11/15/19.........  1,000     1,031,440
                                                         ------------
           TOTAL NEW YORK.......................          170,532,490
                                                         ------------
           NORTH CAROLINA -- (2.7%)
           City of Charlotte Water & Sewer
             System Revenue (RB)
                       5.000%, 07/01/19......... 10,555    10,770,955

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           NORTH CAROLINA --
             (Continued)
           Davie County (GO)
                       5.000%, 05/01/20.........  1,595  $ 1,664,989
           Guilford County (GO) Series A
                       4.000%, 02/01/20.........  2,135    2,187,820
           Mecklenburg County (GO) Series C
                       5.000%, 12/01/19.........  1,500    1,549,155
           North Carolina Medical Care
             Commission (RB) Series D
           (currency)  6.250%, 12/01/33
                         (Pre-refunded @ $ 100,
                         12/1/18)............... 15,455   15,508,783
           North Carolina State (GO) Series A
                       5.000%, 03/01/19.........  5,000    5,051,800
           North Carolina State (GO) Series E
                       5.000%, 05/01/19.........  1,500    1,523,205
                       5.000%, 05/01/20.........  4,100    4,278,063
           North Carolina Turnpike Authority
             (RB) (AGC) Series A
           (currency)  5.500%, 01/01/29
                         (Pre-refunded @ $ 100,
                         1/1/19)................  4,275    4,300,308
           Wake County (GO)
                       5.000%, 03/01/19.........  7,225    7,299,851
           Wake County (GO) Series A
                       5.000%, 02/01/20.........  4,500    4,665,330
           Wake County (GO) Series B
                       5.000%, 02/01/20.........  2,475    2,565,932
           Wake County (RB)
           (currency)  5.000%, 06/01/32
                         (Pre-refunded @ $ 100,
                         6/1/19)................  7,000    7,126,210
                                                         -----------
           TOTAL NORTH CAROLINA.................          68,492,401
                                                         -----------
           OHIO -- (4.3%)
           City of Columbus (GO) Series 1
                       5.000%, 07/01/20......... 10,000   10,474,800
           City of Columbus (GO) Series A
                       5.000%, 02/15/19......... 10,000   10,089,400
                       5.000%, 02/15/20.........    800      829,984
                       3.000%, 07/01/21......... 12,830   13,103,921
           Ohio State (GO) Series A
                       3.000%, 05/01/20.........  5,000    5,069,700
                       5.000%, 05/01/20.........  7,000    7,302,960
                       5.000%, 09/15/21.........  2,335    2,515,776
           Ohio State (GO) Series B
                       5.000%, 08/01/19.........  7,270    7,435,102

                                                  FACE
                                                 AMOUNT^    VALUE+
                                                 -------    ------
                                                  (000)
                                                  -----
           OHIO -- (Continued)
                  5.000%, 09/01/19..............  4,215  $  4,321,344
                  5.000%, 08/01/20.............. 10,000    10,498,200
                  2.000%, 09/01/20..............  2,500     2,496,400
                  5.000%, 06/15/21..............  9,500    10,180,770
           Ohio State (GO) Series C
                  5.000%, 09/15/19..............  5,005     5,137,182
           Ohio State (GO) Series Q
                  5.000%, 05/01/20..............  1,635     1,705,763
           Ohio State (GO) Series R
                  5.000%, 05/01/20.............. 11,830    12,342,002
           Ohio State (GO) Series T
                  5.000%, 04/01/21..............  2,040     2,175,517
           Ohio State Water Development
             Authority (RB) Series A
                  5.000%, 06/01/21..............  1,825     1,954,374
                                                         ------------
           TOTAL OHIO...........................          107,633,195
                                                         ------------
           OKLAHOMA -- (0.5%)
           Tulsa County Independent School
             District No. 1 Tulsa (GO) Series B
                  2.000%, 08/01/20..............  5,000     4,974,200
           Tulsa County Independent School
             District No. 1 Tulsa (GO) Series C
                  2.000%, 07/01/19..............  8,610     8,613,272
                                                         ------------
           TOTAL OKLAHOMA.......................           13,587,472
                                                         ------------
           OREGON -- (1.2%)
           City of Portland Sewer System
             Revenue (RB) Series A
                  5.000%, 06/01/19..............  2,140     2,177,472
           Metro (GO)
                  5.000%, 06/01/20..............  2,125     2,221,964
           Multnomah County (GO)
                  5.000%, 08/01/19..............  4,580     4,683,691
           Oregon State (GO) Series A
                  5.000%, 05/01/19..............  3,000     3,045,660
           Oregon State (GO) Series F
                  3.000%, 05/01/20..............  6,585     6,675,807
           Oregon State (GO) Series L
                  5.000%, 11/01/19.............. 11,515    11,859,068
                                                         ------------
           TOTAL OREGON.........................           30,663,662
                                                         ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            PENNSYLVANIA -- (3.3%) City of
              Philadelphia (GO) (AGM) Series A
            (currency)  5.250%, 12/15/32
                          (Pre-refunded @ $100,
                          12/15/18).............  7,290  $ 7,319,743
            Commonwealth of Pennsylvania (GO)
                        5.000%, 11/15/18........ 10,645   10,656,922
                        5.000%, 10/15/19........  2,250    2,312,078
                        5.000%, 04/01/20........  8,500    8,826,995
            Commonwealth of Pennsylvania (GO)
              Series A
                        5.000%, 02/15/19........  5,010    5,053,337
            Commonwealth of Pennsylvania (GO)
              Series REF
                        5.000%, 07/01/19........  7,655    7,803,430
                        5.000%, 07/01/22........  2,000    2,174,680
            Montgomery County Industrial
              Development Authority (RB) (FHA
              INS)
            (currency)  5.375%, 08/01/38
                          (Pre-refunded @ $100,
                          8/1/20)............... 10,000   10,549,800
            Pennsylvania Economic Development
              Financing Authority (RB) Series A
                        5.000%, 07/01/19........ 23,650   24,129,149
            University of Pittsburgh-of the
              Commonwealth System of Higher
              Education (RB) Series B
            (currency)  5.250%, 09/15/34
                          (Pre-refunded @ $100,
                          9/15/19)..............  3,330    3,424,772
                                                         -----------
            TOTAL PENNSYLVANIA..................          82,250,906
                                                         -----------
            RHODE ISLAND -- (0.2%)
            Rhode Island State (GO) Series A
                        5.000%, 08/01/19........  4,700    4,803,917
                                                         -----------
            SOUTH CAROLINA -- (4.3%)
            Aiken County Consolidated School
              District (GO) (SCSDE) Series A
                        5.000%, 03/01/20........  3,000    3,118,710
            Berkeley County School District (GO)
              (SCSDE) Series A
                        5.000%, 03/01/20........  1,085    1,127,933

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           SOUTH CAROLINA -- (Continued)
           Charleston County School District
             (GO) (SCSDE) Series A
                       5.000%, 02/01/19.........  7,595  $ 7,655,001
           Darlington County School District
             (GO) (SCSDE)
                       3.000%, 03/01/19.........  3,000    3,010,950
           Dorchester County School District
             No. 2 (GO) (SCSDE) Series A
                       5.000%, 03/01/21.........  1,885    2,005,979
           Florence County (GO) (ST AID
             WITHHLDG)
                       4.000%, 06/01/19......... 15,000   15,178,200
                       4.000%, 06/01/20.........  2,475    2,548,087
           Florence School District One (GO)
             (SCSDE)
                       5.000%, 03/01/19.........  3,730    3,769,650
           Georgetown County School District
             (BAN) (SCSDE)
                       3.000%, 06/20/19......... 12,625   12,706,557
           Lexington & Richland School District
             No. 5 (GO) (SCSDE) Series B
                       5.000%, 03/01/21.........  1,660    1,767,717
           Richland County (BAN) (ST AID
             WITHHLDG)
                       3.000%, 02/27/19......... 12,500   12,544,000
           Richland County School District
             No. 2 (GO) (SCSDE)
                       5.000%, 03/01/20.........    910      946,009
           Richland County School District
             No. 2 (GO) (SCSDE) Series A
                       5.000%, 02/01/20.........  5,520    5,725,620
                       5.000%, 02/01/21.........  7,000    7,435,120
           Richland County School District
             No. 2 (GO) (SCSDE) Series C
                       5.000%, 02/01/19.........  5,740    5,785,748
           South Carolina Jobs-Economic Dev.
             Authority (RB) Series A
           (currency)  6.250%, 04/01/35
                         (Pre-refunded @ $ 100,
                         4/1/20)................  2,180    2,302,821
           (currency)  6.500%, 04/01/42
                         (Pre-refunded @ $ 100,
                         4/1/20)................  2,000    2,119,320

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                  FACE
                                                 AMOUNT^    VALUE+
                                                 -------    ------
                                                  (000)
                                                  -----
           SOUTH CAROLINA --
             (Continued)
           South Carolina State (GO) (ST AID
             WITHHLDG)
                       5.000%, 04/01/19.........  1,380  $  1,397,581
           South Carolina State (GO) (ST AID
             WITHHLDG) Series A
                       5.000%, 10/01/19.........  4,530     4,654,892
                       4.000%, 04/01/20.........  1,185     1,216,853
           South Carolina State (GO) Series A
                       5.000%, 06/01/20.........  8,945     9,348,867
           South Carolina Transportation
             Infrastructure Bank (RB) Series A
           (currency)  5.250%, 10/01/40
                         (Pre-refunded @ $ 100,
                         10/1/19)...............  2,690     2,767,230
                                                         ------------
           TOTAL SOUTH CAROLINA.................          109,132,845
                                                         ------------
           TENNESSEE -- (2.4%)
           City of Memphis (GO) Series A
                       5.000%, 04/01/21.........  4,550     4,853,349
           City of Memphis (GO) Series D
                       5.000%, 07/01/19.........  4,180     4,263,015
           Hamilton County (GO) Series A
                       5.000%, 05/01/21.........  3,895     4,163,482
           Metropolitan Government of
             Nashville & Davidson County
             (GO)
                       5.000%, 07/01/21.........  9,055     9,714,566
           Metropolitan Government of
             Nashville & Davidson County
             (GO) Series A
           (currency)  5.000%, 07/01/25
                         (Pre-refunded @ $ 100,
                         7/1/20)................    525       549,843
           Metropolitan Government of
             Nashville & Davidson County
             Electric Revenue (RB) Series A
                       5.000%, 05/15/20.........  2,000     2,088,440
           Shelby County (GO) Series A
                       5.000%, 04/01/19.........  5,000     5,063,700
                       5.000%, 04/01/20......... 18,135    18,876,540
                       5.000%, 03/01/21.........  2,550     2,716,668
           Tennessee State (GO) Series A
                       5.000%, 08/01/19.........  2,000     2,045,720

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
            TENNESSEE -- (Continued)
                        5.000%, 09/01/19........  1,600  $ 1,640,640
                        5.000%, 02/01/20........  3,500    3,627,715
                                                         -----------
            TOTAL TENNESSEE.....................          59,603,678
                                                         -----------
            TEXAS -- (12.7%)
            Austin Independent School District
              (GO)
            (currency)  4.500%, 08/01/25
                          (Pre-refunded @ $100,
                          8/1/19)...............  3,340    3,404,529
            Bexar County Health Facilities
              Development Corp. (RB)
            (currency)  6.200%, 07/01/45
                          (Pre-refunded @ $100,
                          7/1/20)...............  3,030    3,222,223
            City of Allen (GO)
                        5.000%, 08/15/21........  1,840    1,978,423
            City of Arlington (GO)
                        5.000%, 08/15/19........  2,110    2,159,564
            City of Dallas (GO)
                        5.000%, 02/15/19........  8,400    8,472,408
                        5.000%, 02/15/21........  1,500    1,589,295
            City of Fort Worth Water & Sewer
              System Revenue (RB)
                        5.000%, 02/15/19........    830      837,346
            City of Frisco (GO) Series A
                        5.000%, 02/15/21........  4,825    5,126,659
            City of Houston (RAN)
                        5.000%, 06/28/19........ 30,000   30,592,800
            City of Houston (GO)
            (currency)  5.000%, 03/01/26
                          (Pre-refunded @ $100,
                          3/1/19)...............  3,405    3,439,595
            City of Houston Combined Utility
              System Revenue (RB) (AGC)
            (currency)  5.375%, 11/15/38
                          (Pre-refunded @ $100,
                          5/15/19).............. 25,155   25,616,091
            City of San Antonio (GO)
                        4.000%, 08/01/19........  5,000    5,075,550
                        5.000%, 02/01/20........  7,350    7,616,364
            City of San Antonio Electric & Gas
              Systems Revenue (RB) Series A
            (currency)  5.000%, 02/01/34
                          (Pre-refunded @ $100,
                          2/1/19)...............  4,750    4,786,195

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CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           TEXAS -- (Continued)
           City of San Antonio Electric & Gas
             Systems Revenue (RB) Series D
                       5.000%, 02/01/19.........    700  $   705,369
           City of Waco (GO)....................
                       5.000%, 02/01/20.........  5,765    5,974,615
           Conroe Independent School District
             (GO) (PSF-GTD) Series A
                       4.000%, 02/15/21.........  1,940    2,017,387
           Dallas County Community College
             District (GO)
                       5.000%, 02/15/20......... 11,975   12,426,937
           Fort Worth Independent School
             District (GO)
                       5.000%, 02/15/20.........  3,875    4,018,259
           Harris County (GO) Series A
                       5.000%, 10/01/19.........  5,640    5,791,321
           Highland Park Independent School
             District (GO)
                       4.000%, 02/15/20.........  2,070    2,120,135
           Houston Higher Education Finance
             Corp. (RB) Series A
           (currency)  6.875%, 05/15/41
                         (Pre-refunded @ $ 100,
                         5/15/21)...............  6,000    6,656,760
           Humble Independent School District
             (GO) (PSF-GTD) Series B
                       5.000%, 02/15/20.........  4,000    4,147,880
           Humble Independent School District
             (GO) Series C
                       5.000%, 02/15/19.........  1,200    1,210,620
           Lewisville Independent School
             District (GO) (PSF-GTD)
                       3.000%, 08/15/19.........  6,000    6,048,780
           Metropolitan Transit Authority of
             Harris County (RB) Series B
           (currency)  5.000%, 11/01/33
                         (Pre-refunded @ $ 100,
                         11/1/19)............... 10,000   10,296,700
           Plano Independent School District
             (GO) (PSF-GTD)
                       5.000%, 02/15/19......... 18,185   18,345,392
           San Antonio Independent School
             District (GO) (PSF-GTD)
                       5.000%, 02/15/20.........  7,000    7,258,790

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
                                                 -----
           TEXAS -- (Continued)
           Southwest Higher Education
             Authority Inc (RB)
           (currency)  5.000%, 10/01/23
                         (Pre-refunded @ $100,
                         10/1/19)..............  2,740  $  2,815,788
           Texas State (GO)
                       5.000%, 04/01/19........  4,350     4,405,245
                       5.000%, 10/01/20........  3,825     4,029,752
                       5.000%, 10/01/23........  1,425     1,594,333
           Texas State (GO) Series A
                       5.000%, 10/01/19........  1,950     2,003,586
                       5.000%, 10/01/21........  2,200     2,370,962
           Texas State
                       4.000%, 08/29/19........ 60,000    60,949,200
           Texas Tech University (RB)
             Series A
                       5.000%, 08/15/19........  3,025     3,095,815
           Texas Transportation
           Commission State Highway Fund
             (RB) Series A
                       5.000%, 04/01/19........  5,110     5,175,101
                       5.000%, 10/01/19........  4,000     4,110,280
                       5.000%, 10/01/20........ 12,500    13,178,750
           University of Texas System (The)
             (RB) Series C
                       5.000%, 08/15/19........  7,975     8,161,695
           University of Texas System (The)
             (RB) Series D
           (currency)  5.000%, 08/15/23
                         (Pre-refunded @ $100,
                         8/15/19)..............  6,635     6,795,567
           University of Texas System (The)
             Series J
                       5.000%, 08/15/19........  8,285     8,478,952
                                                        ------------
           TOTAL TEXAS.........................          318,101,013
                                                        ------------
           UTAH -- (2.0%)
           Alpine School District (GO) (SCH
             BD GTY)
                       5.000%, 03/15/21........    940     1,001,542
           Jordan School District (GO) (SCH
             BD GTY)
                       5.000%, 06/15/19........ 16,420    16,731,652
                       5.000%, 06/15/20........  9,175     9,603,748
           Tooele County School District (GO)
             (SCH BD GTY) Series B
                       5.000%, 06/01/19........  1,675     1,704,815
           Utah State (GO)
                       5.000%, 07/01/19........  3,250     3,316,072
                       5.000%, 07/01/22........  9,690    10,632,643

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CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           UTAH -- (Continued)
           Utah State (GO) Series C
                  4.500%, 07/01/19..............  6,675  $ 6,788,809
                                                         -----------
           TOTAL UTAH...........................          49,779,281
                                                         -----------
           VIRGINIA -- (5.2%)
           Arlington County (GO) (ST AID
             WITHHLDG)
                  4.000%, 08/15/21..............  2,125    2,230,698
           Chesterfield County (GO) Series A
                  5.000%, 01/01/19..............  3,575    3,593,268
           City of Hampton (GO) (ST AID
             WITHHLDG) Series B
                  5.000%, 09/01/21..............  2,700    2,909,358
           City of Norfolk (GO) (ST AID
             WITHHLDG) Series C
                  5.000%, 10/01/19..............  2,500    2,568,450
           City of Richmond (GO) (ST AID
             WITHHLDG) Series A
                  5.000%, 03/01/20..............  1,000    1,038,230
                  5.000%, 03/01/20..............  2,700    2,803,221
           Commonwealth of Virginia (GO)
             Series B
                  5.000%, 06/01/19.............. 10,250   10,431,835
                  5.000%, 06/01/19..............  5,705    5,806,207
           Fairfax County (GO) (ST AID
             WITHHLDG) Series A
                  5.000%, 04/01/19..............  1,000    1,012,740
                  4.000%, 10/01/19.............. 12,300   12,528,288
                  5.000%, 10/01/19..............  4,000    4,110,280
                  4.000%, 10/01/20.............. 15,530   16,083,489
           Fairfax County (GO) (ST AID
             WITHHLDG) Series B
                  4.000%, 04/01/19..............  7,000    7,060,480
           Henrico County (GO)
                  5.000%, 07/15/19..............  5,460    5,576,680
           Henrico County (GO) (ST AID
             WITHHLDG)
                  5.000%, 08/01/19..............  2,345    2,398,091
           Loudoun County (GO) Series A
                  5.000%, 12/01/19..............  3,105    3,205,385
           Loudoun County (GO) (ST AID
             WITHHLDG) Series A
                  5.000%, 12/01/19..............  5,850    6,039,130
           University of Virginia (RB) Series B
                  5.000%, 08/01/21.............. 15,000   16,134,000
           Virginia Public School Authority
             (RB) (ST AID WITHHLDG)
                  5.000%, 07/15/19..............  4,080    4,167,761

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
                                                 -----
           VIRGINIA -- (Continued)
           Virginia Public School Authority
             (RB) (ST AID WITHHLDG)
             Series B
                       5.000%, 08/01/19........ 15,580  $ 15,935,068
           Virginia Resources Authority (RB)
             Series B
                       4.000%, 10/01/19........  4,875     4,967,235
                                                        ------------
           TOTAL VIRGINIA......................          130,599,894
                                                        ------------
           WASHINGTON -- (3.8%)
           City of Seattle Drainage &
             Wastewater Revenue (RB)
                       5.000%, 04/01/21........  3,000     3,199,290
           City of Seattle Municipal Light &
             Power Revenue (RB) (BHAC-CR)
           (currency)  5.750%, 04/01/29
                         (Pre-refunded @ $100,
                         4/1/19)............... 10,000    10,160,200
           City of Seattle Water System
             Revenue (RB)
                       5.000%, 09/01/19........  3,890     3,987,172
           King & Snohomich Countries School
             District No. 417 (GO)
                       4.000%, 12/01/19........  1,330     1,358,848
           King County (GO)
                       5.000%, 12/01/18........  9,420     9,443,644
           King County School District No. 405
             Bellevue (GO) (SCH BD GTY)
                       5.000%, 12/01/18........  1,240     1,243,112
           King County School District No. 405
             Bellevue (GO) (SCH BD GTY)
             Series A
                       5.000%, 12/01/18........    400       401,004
           King County School District No. 414
             Lake Washington (GO)
                       5.000%, 12/01/19........  4,815     4,970,669
           King County Sewer Revenue (RB)
                       5.000%, 07/01/19........  1,755     1,790,328
           Snohomish County Public Utility
             District No. 1 (RB)
                       5.000%, 12/01/18........  3,190     3,198,007
                       5.000%, 12/01/19........  5,810     5,997,837
           Snohomish County School District
             No. 201 Snohomish (GO) (SCH
             BD GTY)
                       5.000%, 12/01/21........  4,000     4,321,840

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CONTINUED


                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 -------   ------
                                                  (000)
                                                  -----
           WASHINGTON -- (Continued)
           Snohomish County School District
             No. 6 Mukilteo (GO) (SCH BD GTY)
                       5.000%, 12/01/18.........    500  $   501,250
           Spokane County School District
             No. 81 Spokane (GO) (SCH BD GTY)
             Series A
                       5.000%, 12/01/18.........  7,375    7,393,511
           Washington Health Care Facilities
             Authority (RB)
           (currency)  7.375%, 03/01/38
                         (Pre-refunded @ $ 100,
                         3/1/19)................    800      814,136
           (currency)  5.625%, 10/01/38
                         (Pre-refunded @ $ 100,
                         10/1/19)...............  9,965   10,289,361
           Washington State (GO) Series 2013A
                       5.000%, 08/01/21.........  4,245    4,560,022
           Washington State (GO) Series A
                       5.000%, 08/01/21.........  1,500    1,611,315
           Washington State (GO) Series B
                       5.000%, 07/01/20.........  5,000    5,236,600
           Washington State (GO) Series C
                       5.000%, 07/01/20.........  3,650    3,822,718
           Washington State (GO) Series D
                       5.000%, 02/01/19.........  1,710    1,723,201
           Washington State (GO) Series E
                       5.000%, 02/01/19.........  4,080    4,111,498
           Washington State (GO) Series R-2015-C
                       5.000%, 07/01/19.........  1,500    1,530,495
           Washington State (GO) Series R-2017A
                       5.000%, 08/01/22.........  2,500    2,740,925
           Washington State (GO) Series R-2017C
                       5.000%, 08/01/19.........  2,000    2,045,580
                                                         -----------
           TOTAL WASHINGTON.....................          96,452,563
                                                         -----------
           WEST VIRGINIA -- (0.4%)
           West Virginia State (GO) Series A
                       5.000%, 06/01/21.........  9,620   10,304,463
                                                         -----------

                                              FACE
                                             AMOUNT^     VALUE+
                                             -------     ------
                                              (000)
                                              -----
            WISCONSIN -- (3.5%)
            City of Milwaukee (GO)
                        5.000%, 05/01/19.... 10,010  $    10,163,854
            City of Milwaukee (GO) Series N2
                        5.000%, 04/01/20....  5,860        6,100,436
            Wisconsin Health & Educational
              Facilities Authority (RB)
              Series A
            (currency)  5.250%, 12/01/35
                          (Pre-refunded @
                          $100, 12/3/18)....  1,980        1,985,742
            Wisconsin State (GO) (AMBAC)
              Series 1
                        5.000%, 05/01/19....  6,320        6,416,822
            Wisconsin State (GO) Series 1
                        5.000%, 05/01/19....  9,230        9,371,404
                        5.000%, 05/01/20....  3,235        3,374,040
            Wisconsin State (GO) Series 2
                        5.000%, 11/01/19....  4,000        4,119,920
                        5.000%, 11/01/21....  6,160        6,657,666
                        5.000%, 11/01/22....  3,000        3,308,850
            Wisconsin State (GO) Series A
                        5.000%, 05/01/19....  8,440        8,569,301
            Wisconsin State (GO) Series B
                        5.000%, 05/01/19....  4,620        4,690,778
                        5.000%, 05/01/20.... 11,930       12,442,752
                        5.000%, 05/01/21....  9,655       10,320,519
            Wisconsin State (GO) (ETM)
              Series 1
            (currency)  5.000%, 05/01/20....    120          124,958
                                                     ---------------
            TOTAL WISCONSIN.................              87,647,042
                                                     ---------------
            TOTAL MUNICIPAL BONDS...........           2,496,985,844
                                                     ---------------
            COMMERCIAL PAPER -- (0.7%)
            University of Michigan
                        1.700%, 12/06/18.... 17,385       17,384,478
                                                     ---------------
            TOTAL INVESTMENTS -- (100.0%)
               (Cost $2,528,229,318).............    $ 2,514,370,322
                                                     ===============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                          LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                          ------- --------------- ------- --------------
       Municipal Bonds...   --    $ 2,496,985,844   --    $2,496,985,844
       Commercial Paper..   --         17,384,478   --        17,384,478
                            --    ---------------   --    --------------
       TOTAL.............   --    $ 2,514,370,322   --    $2,514,370,322
                            ==    ===============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19.....................................    3,995  $ 4,084,848
    5.000%, 08/01/21.....................................      250      268,762
Alabama State (GO) Series B
    5.000%, 11/01/19.....................................    1,000    1,029,780
Alabama State (GO) Series C
    5.000%, 08/01/24.....................................    3,000    3,407,670
                                                                    -----------
TOTAL ALABAMA............................................             8,791,060
                                                                    -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B
    5.000%, 09/01/21.....................................    3,845    4,137,681
    5.000%, 09/01/23.....................................      200      223,772
City of Anchorage (GO) Series C
    5.000%, 09/01/24.....................................    2,765    3,144,220
                                                                    -----------
TOTAL ALASKA.............................................             7,505,673
                                                                    -----------
ARIZONA -- (0.2%)
City of Tucson (GO) Series 2012-C
    3.000%, 07/01/22.....................................    1,455    1,489,527
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23.....................................    1,810    1,856,807
                                                                    -----------
TOTAL ARIZONA............................................             3,346,334
                                                                    -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21.....................................    1,000    1,065,940
    5.000%, 06/15/21.....................................    3,750    4,016,737
    5.000%, 04/01/22.....................................    2,800    3,050,656
    4.250%, 06/01/23.....................................    3,325    3,596,287
                                                                    -----------
TOTAL ARKANSAS...........................................            11,729,620
                                                                    -----------
CALIFORNIA -- (1.7%)
California State (GO)
    5.000%, 11/01/24.....................................    1,175    1,341,168
    5.000%, 08/01/25.....................................      750      864,218
    5.000%, 08/01/26.....................................      200      232,714
    5.000%, 08/01/26.....................................    8,000    9,308,560
    3.500%, 08/01/27.....................................      800      843,792
    5.000%, 11/01/27.....................................    5,580    6,550,418
California State (GO) Series B
    5.000%, 09/01/21.....................................      250      270,460

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
CALIFORNIA -- (Continued)
    5.000%, 09/01/25.....................................    9,000  $10,380,060
                                                                    -----------
TOTAL CALIFORNIA.........................................            29,791,390
                                                                    -----------
COLORADO -- (1.2%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21.....................................      425      459,854
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
    5.000%, 12/15/19.....................................    3,115    3,218,916
    5.000%, 12/15/19.....................................    5,705    5,895,319
Boulder Valley School District No. Re-2 Boulder (GO) (ST
  AID WITHHLDG) Series B
    4.000%, 12/01/24.....................................    2,185    2,371,359
Denver City & County School District No. 1 (GO) (NATL ST
  AID WITHHLDG) Series A
    5.250%, 12/01/21.....................................    2,490    2,712,631
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series C
    3.000%, 12/01/23.....................................    1,540    1,585,415
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23.....................................    4,425    4,921,175
                                                                    -----------
TOTAL COLORADO...........................................            21,164,669
                                                                    -----------
CONNECTICUT -- (0.1%)
City of Middletown (GO)
    4.000%, 04/01/22.....................................    1,350    1,433,592
Connecticut State (GO) Series A
    5.000%, 10/15/19.....................................      600      614,946
                                                                    -----------
TOTAL CONNECTICUT........................................             2,048,538
                                                                    -----------
DELAWARE -- (0.5%)
Delaware State (GO) Series A
    5.000%, 08/01/23.....................................    2,225    2,491,510
Delaware State (GO) Series B
    5.000%, 07/01/19.....................................    4,335    4,421,397
New Castle County (GO)
    5.000%, 10/01/23.....................................    1,000    1,122,280

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 DELAWARE -- (Continued)
 New Castle County (GO) Series B
     5.000%, 07/15/22....................................      700  $   768,523
                                                                    -----------
 TOTAL DELAWARE..........................................             8,803,710
                                                                    -----------
 DISTRICT OF COLUMBIA -- (1.8%)
 District of Columbia (GO) Series A
     5.000%, 06/01/20....................................    3,445    3,601,644
     5.000%, 06/01/20....................................    6,000    6,272,820
     5.000%, 06/01/23....................................    2,000    2,227,920
     5.000%, 06/01/25....................................    1,500    1,722,285
 District of Columbia (GO) Series B
     5.000%, 06/01/25....................................    4,500    5,166,855
 Washington Metropolitan Area Transit Authority (RB)
   Series B
     5.000%, 07/01/26....................................    3,500    4,035,500
     5.000%, 07/01/27....................................    8,100    9,421,596
                                                                    -----------
 TOTAL DISTRICT OF COLUMBIA..............................            32,448,620
                                                                    -----------
 FLORIDA -- (3.2%)
 Board of Governors State University System of Florida
   (RB) Series A
     3.000%, 07/01/24....................................    2,580    2,640,811
 City of Tallahassee Energy System Revenue (RB)
     5.000%, 10/01/20....................................      250      263,140
 Florida State (GO)
     5.000%, 07/01/21....................................    7,000    7,515,480
     5.000%, 07/01/24....................................    5,000    5,670,300
 Florida State (GO) Series A
     5.000%, 06/01/19....................................    2,860    2,910,908
     5.000%, 06/01/20....................................    4,000    4,181,880
     5.000%, 06/01/23....................................    1,300    1,449,955
     5.000%, 06/01/24....................................    1,400    1,588,244
 Florida State (GO) Series B
     5.000%, 06/01/20....................................    6,400    6,691,008
     5.000%, 06/01/23....................................      350      390,372
 Florida State (GO) Series C
     5.000%, 06/01/20....................................    3,000    3,136,410
     5.000%, 06/01/27....................................    2,000    2,343,500
 Florida State (GO) Series D
     5.000%, 06/01/22....................................    1,000    1,095,160
 Florida State (GO) (ST GTD) Series A
     5.000%, 06/01/27....................................    6,565    7,692,539

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 FLORIDA -- (Continued)
 Orlando Utilities Commission (RB) Series C
     5.250%, 10/01/22....................................    1,745  $ 1,935,903
 Peace River Manasota Regional Water Supply Authority
   (RB)
     5.000%, 10/01/25....................................    2,030    2,317,123
 Tampa Bay Water (RB)
     5.000%, 10/01/19....................................      450      462,159
 Tampa Bay Water (RB) Series A
     5.000%, 10/01/25....................................    2,850    3,278,269
                                                                    -----------
 TOTAL FLORIDA...........................................            55,563,161
                                                                    -----------
 GEORGIA -- (3.9%)
 City of Atlanta (GO)
     5.000%, 12/01/19....................................    5,875    6,065,585
 City of Atlanta Water & Wastewater Revenue (RB) Series B
     5.000%, 11/01/19....................................    1,700    1,750,966
 Columbia County School District (GO) (ST AID WITHHLDG)
     5.000%, 04/01/20....................................    1,700    1,769,513
 DeKalb County Water & Sewerage Revenue (RB) Series B
     5.250%, 10/01/24....................................    2,830    3,258,660
 Georgia State (GO) Series A
     5.000%, 07/01/26....................................    1,340    1,566,178
     5.000%, 07/01/27....................................    6,090    7,191,194
 Georgia State (GO) Series A-1
     5.000%, 02/01/22....................................    2,730    2,969,994
 Georgia State (GO) Series C
     5.000%, 10/01/21....................................    3,060    3,304,096
 Georgia State (GO) Series C-1
     5.000%, 07/01/23....................................   10,915   12,210,938
     5.000%, 07/01/26....................................    9,200   10,752,868
 Georgia State (GO) Series F
     5.000%, 12/01/19....................................    6,000    6,193,980
     5.000%, 01/01/27....................................    2,000    2,347,740
 Georgia State (GO) Series I
     5.000%, 07/01/19....................................    4,490    4,581,282
     5.000%, 07/01/20....................................      900      942,885
 Gwinnett County School District (GO)
     5.000%, 02/01/20....................................    1,700    1,762,254

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 GEORGIA -- (Continued)
     5.000%, 02/01/20....................................    1,585  $ 1,643,043
                                                                    -----------
 TOTAL GEORGIA...........................................            68,311,176
                                                                    -----------
 HAWAII -- (2.4%)
 City & County of Honolulu (GO) Series B
     5.000%, 08/01/20....................................    1,470    1,542,971
     5.000%, 10/01/23....................................      200      224,062
     5.000%, 10/01/24....................................    6,870    7,820,739
     5.000%, 10/01/25....................................    4,925    5,681,923
 Hawaii State (GO) Series EA
     5.000%, 12/01/21....................................      850      920,499
 Hawaii State (GO) Series EE
     5.000%, 11/01/20....................................      515      543,959
 Hawaii State (GO) Series EF
     5.000%, 11/01/22....................................    2,240    2,468,816
 Hawaii State (GO) Series EH
     4.000%, 08/01/19....................................    1,110    1,126,850
 Hawaii State (GO) Series ET
     3.000%, 10/01/23....................................    3,710    3,814,288
 Hawaii State (GO) Series EZ
     5.000%, 10/01/21....................................    6,080    6,559,651
 Hawaii State (GO) Series FT
     5.000%, 01/01/27....................................   10,000   11,634,900
                                                                    -----------
 TOTAL HAWAII............................................            42,338,658
                                                                    -----------
 IOWA -- (0.1%)
 Black County Hawk (GO) Series A
     5.000%, 06/01/19....................................    1,200    1,220,796
                                                                    -----------
 KANSAS -- (1.4%)
 City of Lenexa (GO) Series A
     5.000%, 09/01/21....................................      525      565,110
 City of Wichita (GO) Series A
     5.000%, 12/01/19....................................    3,000    3,096,000
 Johnson County (GO) Series B
     3.000%, 09/01/22....................................    2,260    2,318,489
 Johnson County Unified School District No. 229 Blue
   Valley (GO) Series B
     5.000%, 10/01/23....................................      445      498,756
 Johnson County Unified School District No. 232 De Soto
   (GO) Series A
     5.000%, 09/01/20....................................    2,550    2,681,095
 Johnson County Unified School District No. 233 Olathe
   (GO) Series B
     5.000%, 09/01/23....................................    4,380    4,896,358

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 KANSAS -- (Continued)
 Kansas State Department of Transportation (RB) Series A
     5.000%, 09/01/21....................................    3,250  $ 3,501,095
 Kansas State Department of Transportation (RB) Series B
     5.000%, 09/01/20....................................    3,000    3,156,450
 Saline County Unified School District No. 305 Salina
   (GO)
     5.000%, 09/01/20....................................    1,860    1,955,623
 Sedgwick County Unified School District No. 260 Derby
   (GO)
     5.000%, 10/01/21....................................    1,325    1,424,084
                                                                    -----------
 TOTAL KANSAS............................................            24,093,060
                                                                    -----------
 KENTUCKY -- (0.8%)
 Louisville & Jefferson County (GO) Series A
     5.000%, 12/01/22....................................    5,645    6,216,782
 Louisville Water Co. (RB) Series A
     4.000%, 11/15/21....................................    1,215    1,277,050
 Louisville/Jefferson County Metropolitan Government (GO)
     5.000%, 12/01/19....................................    1,250    1,288,913
 Louisville/Jefferson County Metropolitan Government
   (GO) Series A
     5.000%, 12/01/20....................................    5,155    5,456,619
                                                                    -----------
 TOTAL KENTUCKY..........................................            14,239,364
                                                                    -----------
 LOUISIANA -- (1.4%)
 Louisiana State (GO) Series A
     5.000%, 11/15/19....................................    4,500    4,637,700
     5.000%, 02/01/24....................................    2,000    2,243,340
 Louisiana State (GO) Series C
     5.000%, 07/15/22....................................   12,765   13,966,952
 Louisiana State (GO) Series D-1
     5.000%, 12/01/20....................................    4,065    4,293,453
                                                                    -----------
 TOTAL LOUISIANA.........................................            25,141,445
                                                                    -----------
 MAINE -- (0.3%)
 Maine State (GO) Series B
     5.000%, 06/01/20....................................    3,000    3,133,560
     5.000%, 06/01/27....................................    2,000    2,345,160
                                                                    -----------
 TOTAL MAINE.............................................             5,478,720
                                                                    -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 MARYLAND -- (9.3%)
 Anne County Arundel (GO)
     5.000%, 04/01/22....................................    2,475  $ 2,700,819
 Baltimore County (GO)
     5.000%, 08/01/21....................................    1,980    2,129,688
     5.000%, 02/01/22....................................    2,100    2,283,225
     5.000%, 08/01/22....................................      400      439,456
     3.000%, 11/01/24....................................    1,000    1,028,810
     5.000%, 11/01/27....................................    2,175    2,566,522
     5.000%, 03/01/28....................................    4,000    4,721,640
 Baltimore County (GO) Series B
     5.000%, 08/01/24....................................    5,800    6,594,832
 Carroll County (GO)
     4.000%, 11/01/18....................................    2,890    2,890,000
     5.000%, 11/01/19....................................    2,300    2,368,954
     5.000%, 11/01/20....................................    5,450    5,756,454
 Charles County (GO) (ETM)
     5.000%, 03/01/19....................................       10       10,101
 Charles County (GO)
     5.000%, 03/01/19....................................    1,990    2,010,358
 City of Baltimore (GO) Series B
     5.000%, 10/15/19....................................    7,330    7,539,271
     5.000%, 10/15/21....................................    2,500    2,697,550
     5.000%, 10/15/22....................................    8,060    8,871,239
 Frederick County (GO) Series A
     5.000%, 08/01/27....................................    4,725    5,558,396
 Harford County (GO)
     5.000%, 09/15/19....................................    1,545    1,585,803
 Howard County (GO) Series A
     5.000%, 02/15/28....................................    1,220    1,440,271
 Howard County (GO) Series D
     5.000%, 02/15/24....................................    5,140    5,802,289
 Maryland State (GO) Series A
     5.000%, 03/15/26....................................    5,000    5,803,550
 Maryland State (GO) Series B
     5.000%, 08/01/19....................................    2,500    2,556,600
     5.000%, 08/01/26....................................   10,000   11,658,600
     5.000%, 08/01/27....................................    4,000    4,705,520
     5.000%, 08/01/28....................................    4,000    4,745,960
 Maryland State (GO) Series C
     5.000%, 08/01/19....................................    3,000    3,067,920
     5.000%, 08/01/20....................................    7,250    7,609,890
     5.000%, 08/01/22....................................    1,500    1,645,695
 Montgomery County (GO) Series C
     5.000%, 10/01/27....................................    8,500   10,024,730
 Montgomery County (GO) Series D
     3.000%, 11/01/23....................................    4,000    4,112,400
     4.000%, 11/01/26....................................    9,500   10,404,400

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
MARYLAND -- (Continued)
Prince County George's (GO) Series A
    4.000%, 07/01/26....................................    2,000  $  2,186,100
    3.000%, 09/15/27....................................   10,950    11,017,780
Prince County George's (GO) Series B
    4.000%, 03/01/22....................................    2,480     2,621,732
Prince County George's (GO) Series C
    5.000%, 08/01/20....................................    3,450     3,621,879
Queen County Anne's (GO)
    5.000%, 11/15/19....................................    1,805     1,860,991
University System of Maryland (RB) Series B
    5.000%, 04/01/20....................................    4,355     4,532,423
Worcester County (GO) Series B
    4.000%, 08/01/21....................................    2,000     2,097,040
                                                                   ------------
TOTAL MARYLAND..........................................            163,268,888
                                                                   ------------
MASSACHUSETTS -- (4.3%)
City of Boston (GO) Series A
    5.000%, 03/01/20....................................    3,270     3,398,086
City of Boston (GO) Series B
    5.000%, 04/01/19....................................    4,700     4,759,878
    4.000%, 01/01/23....................................    1,795     1,919,142
    5.000%, 04/01/24....................................    3,000     3,405,150
City of Cambridge (GO)
    3.000%, 02/15/20....................................    2,070     2,095,316
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23....................................      150       160,565
City of Woburn (GO)
    4.000%, 09/01/22....................................      350       372,085
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21....................................    5,000     5,411,150
    5.000%, 07/01/28....................................    1,725     2,039,502
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20....................................    2,500     2,624,100
    5.000%, 10/01/21....................................    1,005     1,084,867
    5.000%, 04/01/23....................................   10,000    11,122,500
    5.000%, 08/01/24....................................    1,500     1,703,835
    5.000%, 04/01/26....................................    4,000     4,640,520
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27....................................    9,000    10,596,510

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 MASSACHUSETTS -- (Continued)
 Commonwealth of Massachusetts (GO) (AGM) Series B
     5.250%, 09/01/24....................................    3,700  $ 4,257,405
 Commonwealth of Massachusetts (GO) (AMBAC) Series C
     5.500%, 12/01/23....................................    3,500    4,019,575
 Massachusetts Bay Transportation Authority (RB) (NATL)
   Series B
     5.500%, 07/01/24....................................    3,020    3,504,257
 Massachusetts Water Resources Authority (RB) Series A
     5.000%, 08/01/22....................................    3,000    3,295,920
 Massachusetts Water Resources Authority (RB) (AGM)
   Series B
     5.250%, 08/01/28....................................    1,000    1,203,900
 Town of Auburn (GO)
     2.000%, 03/15/19....................................      750      750,398
 Town of Nantucket (GO)
     3.000%, 10/01/22....................................    1,115    1,143,198
 Town of Wilmington (GO)
     5.000%, 03/15/20....................................    1,665    1,732,099
                                                                    -----------
 TOTAL MASSACHUSETTS.....................................            75,239,958
                                                                    -----------
 MICHIGAN -- (0.8%)
 Kentwood Public Schools (GO)
     4.000%, 05/01/22....................................      500      525,135
 Michigan State (GO)
     5.000%, 11/01/19....................................    4,400    4,531,912
 Michigan State (GO) Series A
     5.000%, 05/01/25....................................    2,000    2,296,840
 Michigan State Comprehensive Transportation Revenue
   (RB) (AGM)
     5.250%, 05/15/21....................................    1,000    1,073,290
 Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18....................................    5,000    5,005,700
 University of Michigan (RB) Series A
     4.000%, 04/01/23....................................    1,000    1,072,250
                                                                    -----------
 TOTAL MICHIGAN..........................................            14,505,127
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 MINNESOTA -- (4.1%)
 Bloomington Independent School District No. 271 (GO)
   (SD CRED PROG) Series A
     5.000%, 02/01/20....................................    1,150  $ 1,191,527
 City of Edina (GO) Series B
     3.000%, 02/01/19....................................      305      305,854
 City of Saint Cloud (GO) Series B
     5.000%, 02/01/21....................................    1,275    1,353,973
 Dakota County Community Development Agency (RB) (CNTY
   GTD) Series B
     5.000%, 01/01/23....................................      800      887,288
 Elk River Independent School District No. 728 (GO) (SD
   CRED PROG) Series A
     5.000%, 02/01/21....................................    5,000    5,306,300
 Hennepin County (GO) Series C
     5.000%, 12/01/26....................................    4,070    4,771,220
     5.000%, 12/01/27....................................    5,800    6,862,676
 Lakeville Independent School District No. 194 (GO) (SD
   CRED PROG) Series D
     5.000%, 02/01/22....................................    4,000    4,337,240
 Metropolitan Council (GO) Series C
     5.000%, 03/01/26....................................      700      810,432
 Minnesota State (GO)
     5.000%, 10/01/21....................................    4,660    5,027,627
 Minnesota State (GO) Series A
     5.000%, 10/01/20....................................    4,390    4,624,997
     5.000%, 08/01/22....................................    3,000    3,292,500
     5.000%, 08/01/28....................................    6,130    7,284,708
 Minnesota State (GO) Series B
     5.000%, 08/01/20....................................    5,460    5,728,141
 Minnesota State (GO) Series F
     5.000%, 10/01/21....................................   12,025   12,973,652
 Minnesota State (GO) Series K
     5.000%, 11/01/19....................................    3,680    3,788,818
 Morris Area Schools Independent School District
   No. 2769 (GO) (SD CRED PROG) Series A
     4.000%, 02/01/24....................................    1,125    1,206,326

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 MINNESOTA -- (Continued)
 Rochester Independent School District No. 535 (GO) (SD
   CRED PROG) Series A
     3.000%, 02/01/22....................................    1,240  $ 1,267,764
 Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20....................................      250      259,725
                                                                    -----------
 TOTAL MINNESOTA.........................................            71,280,768
                                                                    -----------
 MISSISSIPPI -- (1.1%)
 Mississippi State (GO) Series A
     5.000%, 10/01/27....................................    9,110   10,665,441
 Mississippi State (GO) Series F
     5.000%, 11/01/21....................................    7,750    8,362,018
                                                                    -----------
 TOTAL MISSISSIPPI.......................................            19,027,459
                                                                    -----------
 MISSOURI -- (1.3%)
 Cass County Reorganized School District No. R-2 (GO)
   (ST AID DIR DEP)
     5.000%, 03/01/21....................................    1,000    1,064,420
 City of Belton (GO) Series C
     5.000%, 03/01/27....................................    2,150    2,492,280
 City of Kansas City (GO) Series A
     4.000%, 02/01/22....................................    1,150    1,212,284
     5.000%, 02/01/23....................................    3,955    4,382,892
 Columbia School District (GO) Series B
     5.000%, 03/01/23....................................    1,120    1,245,888
     5.000%, 03/01/24....................................    4,100    4,639,068
 North Kansas City School District No. 74 (GO) (ST AID
   DIR DEP)
     4.000%, 03/01/23....................................    5,335    5,693,032
 St. Charles Community College (GO)
     3.000%, 02/15/20....................................    2,245    2,272,456
                                                                    -----------
 TOTAL MISSOURI..........................................            23,002,320
                                                                    -----------
 MONTANA -- (0.0%)
 City & County of Butte-Silver Bow (GO)
     4.000%, 07/01/21....................................      615      642,011
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 NEBRASKA -- (0.4%)
 Douglas County School District No. 17 (GO)
     4.000%, 12/15/26....................................    2,260  $ 2,478,067
 Lancaster County School District 001 (GO)
     5.000%, 01/15/21....................................    2,470    2,617,286
 Metropolitan Utilities District of Omaha (RB)
     5.000%, 12/01/20....................................    1,000    1,057,880
 Omaha School District (GO)
     4.000%, 12/15/19....................................    1,365    1,395,358
                                                                    -----------
 TOTAL NEBRASKA..........................................             7,548,591
                                                                    -----------
 NEVADA -- (0.4%)
 City of Henderson NV (GO)
     5.000%, 06/01/21....................................      490      523,845
 Clark County (GO) Series A
     5.000%, 07/01/19....................................    1,725    1,759,724
     5.000%, 07/01/25....................................    2,700    3,095,820
 Nevada State (GO) Series A
     5.000%, 08/01/19....................................    1,825    1,866,044
                                                                    -----------
 TOTAL NEVADA............................................             7,245,433
                                                                    -----------
 NEW HAMPSHIRE -- (0.9%)
 City of Dover (GO)
     3.000%, 06/15/19....................................      600      603,852
 City of Nashua (GO)
     4.000%, 07/15/19....................................    5,350    5,427,575
     4.000%, 07/15/20....................................    2,720    2,807,775
 New Hampshire State (GO) Series A
     5.000%, 03/01/23....................................    5,910    6,561,400
                                                                    -----------
 TOTAL NEW HAMPSHIRE.....................................            15,400,602
                                                                    -----------
 NEW JERSEY -- (1.4%)
 City of Hoboken (GO)
     3.000%, 02/01/26....................................    2,945    2,965,968
     3.000%, 02/01/27....................................    3,035    3,026,107
     3.000%, 02/01/28....................................    4,560    4,498,166
 Essex County (GO) Series A
     5.000%, 08/01/20....................................    1,000    1,050,520
 Montville Township (GO)
     3.000%, 10/01/25....................................      505      517,378
 Morris County (GO)
     4.000%, 10/15/20....................................    2,390    2,478,741
 New Jersey Educational Facilities Authority (RB)
   Series B
     5.000%, 07/01/19....................................    2,330    2,377,672

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 NEW JERSEY -- (Continued)
 Princeton Regional School District (GO) (ST AID
   WITHHLDG)
     1.750%, 02/01/22....................................    1,095  $ 1,069,059
 South Orange & Maplewood School District (GO) (SCH BD
   RES FD)
     3.000%, 03/01/22....................................      350      354,991
 Township of Livingston (GO)
     3.000%, 01/15/21....................................      350      355,905
 Township of Parsippany-Troy Hills (GO) Series ABCD
     2.000%, 09/15/22....................................    4,100    3,982,576
 Union County (GO) (ETM) Series B
     3.000%, 03/01/22....................................       45       45,974
 Union County (GO) Series B
     3.000%, 03/01/22....................................    2,315    2,371,116
                                                                    -----------
 TOTAL NEW JERSEY........................................            25,094,173
                                                                    -----------
 NEW MEXICO -- (1.1%)
 City of Albuquerque (GO) Series A
     5.000%, 07/01/24....................................    1,300    1,473,537
 Farmington Municipal School District No. 5 (GO) (ST AID
   WITHHLDG)
     4.000%, 09/01/20....................................      945      975,675
 Las Cruces School District No. 2 (GO) (ST AID WITHHLDG)
   Series A
     4.000%, 08/01/19....................................    1,000    1,014,590
     4.000%, 08/01/20....................................      125      128,876
 New Mexico State Severance Tax Permanent Fund (RB)
   Series A
     5.000%, 07/01/19....................................    2,000    2,039,180
     5.000%, 07/01/27....................................    2,000    2,338,020
 New Mexico State Severance Tax Permanent Fund (RB)
   Series B
     4.000%, 07/01/20....................................    4,100    4,222,549
 Santa Fe County (GO)
     5.000%, 07/01/22....................................    1,000    1,095,430
 Santa Fe Public School District (GO) (ST AID WITHHLDG)
     5.000%, 08/01/20....................................    3,270    3,428,857
     5.000%, 08/01/24....................................    2,000    2,260,340
                                                                    -----------
 TOTAL NEW MEXICO........................................            18,977,054
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 NEW YORK -- (4.8%)
 Brewster Central School District (GO) (ST AID WITHHLDG)
     2.000%, 10/01/19....................................    1,000  $ 1,001,080
 City of New York (GO) Series A
     5.000%, 08/01/24....................................    3,860    4,375,696
     5.000%, 08/01/26....................................    5,000    5,795,100
 City of New York (GO) Series B
     5.000%, 08/01/19....................................      600      613,446
     5.000%, 08/01/21....................................      450      483,273
     5.000%, 08/01/22....................................      600      657,822
 City of New York (GO) Series C
     5.000%, 08/01/20....................................    5,625    5,902,256
     5.000%, 08/01/22....................................    1,500    1,644,555
 City of New York (GO) Series D
     5.000%, 08/01/22....................................    1,055    1,156,670
 City of New York (GO) Series E
     5.000%, 08/01/21....................................    3,975    4,268,912
     5.000%, 08/01/23....................................    6,000    6,692,940
 City of New York (GO) Series H
     5.000%, 08/01/22....................................    1,000    1,096,370
 Kingston City School District (GO) (ST AID WITHHLDG)
     3.000%, 06/01/26....................................    2,000    2,033,980
 New York State Dormitory Authority (RB) Series A
     3.000%, 07/01/20....................................    1,615    1,641,276
     5.000%, 03/15/23....................................      200      222,056
 New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22....................................   10,200   11,086,788
     5.000%, 02/15/24....................................    4,900    5,513,235
 New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19....................................      825      834,496
     5.000%, 03/15/27....................................    1,265    1,476,457
 New York State Dormitory Authority (RB) Series D
     5.000%, 02/15/24....................................    9,950   11,195,242
 New York State Dormitory Authority (RB) Series E
     5.000%, 03/15/21....................................    2,000    2,129,980
 New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/19....................................    1,630    1,648,761

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 NEW YORK -- (Continued)
     5.000%, 03/15/22....................................    1,250  $ 1,361,338
     5.000%, 03/15/25....................................    3,440    3,934,672
 Penfield Central School District (GO) (AGC ST AID
   WITHHLDG)
     3.750%, 06/15/19....................................      150      151,727
 Sachem Central School District (GO) (ST AID WITHHLDG)
     5.000%, 10/15/19....................................    1,300    1,338,116
 Town of Cheektowaga (GO)
     5.000%, 07/15/23....................................      300      334,905
 Town of Huntington (GO)
     2.000%, 12/01/23....................................      100       98,266
 Triborough Bridge & Tunnel Authority (RB) Series B
     5.000%, 11/15/20....................................    4,000    4,231,640
 Triborough Bridge & Tunnel Authority (RB) Series C1
     4.000%, 11/15/27....................................    1,250    1,370,063
                                                                    -----------
 TOTAL NEW YORK..........................................            84,291,118
                                                                    -----------
 NORTH CAROLINA -- (5.0%)
 City of Charlotte Water & Sewer System Revenue (RB)
     5.000%, 07/01/19....................................    2,000    2,040,920
 City of Raleigh (GO) Series A
     5.000%, 09/01/22....................................    2,685    2,955,487
 Forsyth County (GO)
     4.000%, 12/01/21....................................    3,500    3,688,755
 Guilford County (GO) Series A
     5.000%, 02/01/22....................................    1,800    1,957,644
 Guilford County (GO) Series B
     5.000%, 05/01/24....................................    5,000    5,674,050
 Johnston County (GO)
     4.000%, 02/01/20....................................    3,735    3,826,022
 Johnston County (GO) Series A
     5.000%, 02/01/21....................................    2,995    3,183,206
 Moore County (GO)
     5.000%, 06/01/22....................................    2,740    2,996,793
 New Hanover County (GO)
     4.000%, 08/01/19....................................    2,280    2,315,135
     5.000%, 02/01/23....................................      250      277,477
 North Carolina Eastern Municipal Power Agency (RB)
   (NATL- IBC) (ETM) Series B
     6.000%, 01/01/22....................................    9,700   10,795,033

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 NORTH CAROLINA -- (Continued)
 North Carolina State (GO) Series A
     5.000%, 06/01/28....................................    5,035  $ 5,997,390
 North Carolina State (GO) Series B
     5.000%, 06/01/25....................................    8,000    9,237,920
 North Carolina State (GO) Series C
     5.000%, 05/01/20....................................    3,270    3,412,016
     4.000%, 05/01/22....................................    3,000    3,182,880
 North Carolina State (GO) Series D
     4.000%, 06/01/21....................................    5,000    5,236,050
     4.000%, 06/01/23....................................    8,700    9,347,193
 North Carolina State (GO) Series E
     5.000%, 05/01/19....................................    5,000    5,077,350
 Wake County (GO)
     5.000%, 09/01/21....................................    1,450    1,562,433
 Wake County (GO) Series A
     5.000%, 03/01/28....................................    2,000    2,371,660
 Wake County (GO) Series C
     5.000%, 03/01/24....................................    3,000    3,394,440
                                                                    -----------
 TOTAL NORTH CAROLINA....................................            88,529,854
                                                                    -----------
 OHIO -- (5.8%)
 City of Cincinnati (GO) Series A
     4.000%, 12/01/21....................................    2,645    2,773,917
 City of Cincinnati (GO) Series C
     5.000%, 12/01/19....................................    2,955    3,049,235
 City of Columbus (GO) Series 1
     5.000%, 07/01/22....................................    4,100    4,492,780
 City of Columbus (GO) Series 2017-1
     4.000%, 04/01/27....................................    3,690    4,005,384
 City of Columbus (GO) Series A
     2.000%, 08/15/20....................................    3,285    3,279,810
     3.000%, 07/01/21....................................      470      480,035
     4.000%, 04/01/22....................................    2,000    2,115,040
     3.000%, 07/01/22....................................      700      718,102
     2.000%, 08/15/22....................................    6,160    6,067,046
     4.000%, 07/01/23....................................    4,995    5,354,640
     4.000%, 04/01/27....................................    8,800    9,552,136
 City of Columbus (GO) Series A
     4.000%, 04/01/24....................................    4,000    4,301,960

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
                                                                  FACE
                                                                 AMOUNT^    VALUE+
                                                                 ------- ------------
                                                                  (000)
                                                                 -------
OHIO -- (Continued)
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21..................................      200  $    216,340
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)....    1,875     1,968,187
Ohio State (GO)
            5.000%, 09/01/19..................................    6,000     6,151,380
Ohio State (GO) Series A
            5.000%, 09/01/19..................................      550       563,877
            3.000%, 02/01/22..................................      500       511,670
            5.000%, 08/01/22..................................    4,005     4,394,006
            5.000%, 08/01/22..................................    3,000     3,291,390
            5.000%, 09/15/22..................................      250       274,945
            5.000%, 09/15/22..................................      500       549,890
            5.000%, 09/01/25..................................    5,550     6,393,489
Ohio State (GO) Series B
            5.000%, 09/15/19..................................    2,065     2,119,537
            5.000%, 08/01/20..................................    3,020     3,170,456
            5.000%, 06/15/21..................................    1,500     1,607,490
            5.000%, 06/15/22..................................    4,000     4,378,760
            5.000%, 09/01/27..................................      625       734,562
            5.000%, 09/15/27..................................    1,500     1,763,985
Ohio State (GO) Series C
            5.000%, 09/15/21..................................    1,000     1,077,420
            5.000%, 09/15/21..................................    4,500     4,848,390
            5.000%, 08/01/27..................................    6,880     8,075,950
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/27..................................    3,190     3,754,789
                                                                         ------------
TOTAL OHIO....................................................            102,036,598
                                                                         ------------
OKLAHOMA -- (0.1%)
City of Oklahoma (GO)
            5.000%, 03/01/19..................................    1,310     1,323,401
City of Oklahoma City (GO)
            4.000%, 03/01/23..................................    1,000     1,069,240
                                                                         ------------
TOTAL OKLAHOMA................................................              2,392,641
                                                                         ------------
OREGON -- (1.8%)
City of Portland (GO)
            4.000%, 06/01/20..................................      935       962,611
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/15/26..................................    1,550     1,792,823
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21..................................    8,000     8,539,200

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 OREGON -- (Continued)
 Clackamas County School District No. 46 Oregon Trail
   (GO) (SCH BD GTY)
     5.000%, 06/15/22....................................    1,215  $ 1,329,161
 Deschutes County Administrative School District No. 1
   Bend-La Pine (GO) (SCH BD GTY)
     5.000%, 06/15/27....................................    4,680    5,479,110
 Lane County School District No. 4J Eugene (GO) (SCH BD
   GTY) Series A
     5.000%, 06/15/23....................................    3,355    3,741,966
 Oregon State (GO)
     5.000%, 12/01/24....................................    2,290    2,620,768
 Oregon State (GO) Series A
     5.000%, 05/01/21....................................      200      213,888
 Oregon State Department of Transportation (RB) Series B
     5.000%, 11/15/26....................................    3,500    4,094,545
 Washington & Multnomah Counties School District No. 48J
   Beaverton (GO) (SCH BD GTY) Series C
     5.000%, 06/15/27....................................    2,390    2,798,092
                                                                    -----------
 TOTAL OREGON............................................            31,572,164
                                                                    -----------
 PENNSYLVANIA -- (1.3%)
 Commonwealth of Pennsylvania (GO)
     5.000%, 04/01/22....................................   11,260   12,186,923
 Commonwealth of Pennsylvania (GO) Series REF
     5.000%, 07/01/22....................................    2,000    2,174,680
 Monroe County (GO)
     4.000%, 12/15/18....................................      400      400,992
 Montgomery County (GO)
     5.000%, 05/01/23....................................    5,255    5,853,177
 Pennsylvania Economic Development Financing Authority
   (RB) Series A
     5.000%, 07/01/19....................................    1,300    1,326,338
 West View Municipal Authority Water Revenue (RB)
     4.000%, 11/15/20....................................    1,100    1,136,762
                                                                    -----------
 TOTAL PENNSYLVANIA......................................            23,078,872
                                                                    -----------

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 RHODE ISLAND -- (1.4%)
 Rhode Island State (GO)
     5.000%, 08/01/22....................................    1,605  $ 1,757,860
 Rhode Island State (GO) Series A
     5.000%, 08/01/19....................................    8,000    8,176,880
 Rhode Island State (GO) Series C
     5.000%, 08/01/19....................................    9,185    9,388,080
     5.000%, 08/01/20....................................    4,870    5,104,004
 Rhode Island State (GO) Series D
     5.000%, 08/01/22....................................      685      750,239
                                                                    -----------
 TOTAL RHODE ISLAND......................................            25,177,063
                                                                    -----------
 SOUTH CAROLINA -- (3.0%)
 Beaufort County (GO) (ST AID WITHHLDG) Series C
     5.000%, 03/01/22....................................    3,485    3,793,109
 Berkeley County School District (GO) (SCSDE) Series B
     5.000%, 03/01/22....................................    4,120    4,482,848
 Charleston County (GO) Series A
     5.000%, 11/01/22....................................    4,780    5,277,885
 Charleston County School District (GO) (SCSDE) Series A
     5.000%, 02/01/21....................................    2,020    2,145,563
 City of Charleston Waterworks & Sewer System Revenue
   (RB)
     5.000%, 01/01/20....................................    1,805    1,866,514
 City of North Charleston (GO) (ST AID WITHHLDG)
     5.000%, 06/01/21....................................      385      412,293
 Clemson University (RB)
     3.000%, 05/01/21....................................      350      356,255
 Dorchester County School District No. 2 (GO) (SCSDE)
   Series B
     5.000%, 03/01/25....................................    1,430    1,636,263
 Florence School District One (GO) (SCSDE)
     5.000%, 03/01/20....................................    3,335    3,466,966
     5.000%, 03/01/21....................................    3,170    3,372,721
 Lexington & Richland School District No. 5 (GO) (SCSDE)
     5.000%, 03/01/19....................................      945      955,045

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 SOUTH CAROLINA -- (Continued)
 Richland County School District No. 1 (GO) (SCSDE)
   Series 1-A
     5.000%, 03/01/20....................................    5,480  $ 5,696,844
 Richland County School District No. 2 (GO) (SCSDE)
   Series A
     5.000%, 02/01/21....................................    2,085    2,214,604
 South Carolina State (GO) Series A
     5.000%, 06/01/19....................................    2,500    2,544,350
 South Carolina State (GO) (ST AID WITHHLDG) Series A
     5.000%, 10/01/23....................................    5,500    6,177,985
 South Carolina State (GO) (ST AID WITHHLDG) Series B
     4.000%, 08/01/26....................................    1,405    1,544,236
 York County (GO) (ST AID WITHHLDG)
     5.000%, 04/01/20....................................    1,900    1,976,057
 York County School District No. 1 (GO) (SCSDE)
     5.000%, 03/01/21....................................    3,790    4,030,589
                                                                    -----------
 TOTAL SOUTH CAROLINA....................................            51,950,127
                                                                    -----------
 TENNESSEE -- (3.1%)
 City of Clarksville Water Sewer & Gas Revenue (RB)
     5.000%, 02/01/20....................................    3,150    3,264,156
 City of Johnson City (GO)
     3.000%, 06/01/19....................................      875      880,425
 City of Maryville (GO) Series A
     5.000%, 06/01/22....................................    1,865    2,037,084
 City of Memphis (GO) Series A
     5.000%, 11/01/22....................................    9,695   10,689,222
     5.000%, 04/01/25....................................    1,945    2,225,275
 City of Pigeon Forge (GO)
     4.000%, 06/01/21....................................      670      699,051
 Hamilton County (GO)
     3.000%, 03/01/22....................................    4,550    4,663,249
 Hamilton County (GO) Series A
     5.000%, 04/01/26....................................    3,000    3,486,990
 Knox County (GO)
     5.000%, 06/01/20....................................    2,585    2,702,126
 Maury County (GO)
     5.000%, 04/01/21....................................    5,105    5,444,125

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 TENNESSEE -- (Continued)
 Maury County (GO) Series B
     5.000%, 04/01/19....................................    1,000  $ 1,012,570
 Metropolitan Government of Nashville & Davidson County
   (GO)
     5.000%, 07/01/22....................................    1,000    1,096,170
 Metropolitan Government of Nashville & Davidson County
   (GO) Series A
     5.000%, 01/01/20....................................    1,100    1,137,356
     5.000%, 01/01/22....................................    1,500    1,627,170
 Putnam County (GO)
     4.000%, 04/01/23....................................      975    1,041,641
 Shelby County (GO) Series A
     5.000%, 04/01/20....................................    7,000    7,286,230
 Sumner County (GO)
     5.000%, 06/01/21....................................      110      117,769
 Tennessee State (GO) Series B
     5.000%, 08/01/20....................................    1,945    2,041,900
 Town of Greeneville (GO)
     3.000%, 06/01/21....................................    1,360    1,384,045
 Williamson County (GO) Series A
     4.000%, 05/01/22....................................      300      317,976
 Wilson County (GO)
     4.000%, 04/01/20....................................    1,040    1,068,101
                                                                    -----------
 TOTAL TENNESSEE.........................................            54,222,631
                                                                    -----------
 TEXAS -- (13.9%)
 Aldine Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/25....................................    4,750    5,409,965
 Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20....................................      350      367,129
 City of Arlington (GO) Series A
     3.000%, 08/15/20....................................    1,700    1,726,945
 City of Austin (GO)
     5.000%, 09/01/20....................................    1,655    1,737,651
 City of Dallas (GO)
     5.000%, 02/15/21....................................    9,505   10,070,833
 City of Denton (GO)
     4.000%, 02/15/22....................................    2,510    2,640,972
 City of El Paso (GO)
     5.000%, 08/15/19....................................    3,505    3,585,124
 City of Fort Worth (GO) Series A
     5.000%, 03/01/25....................................    5,000    5,677,350

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- ----------
                                                                    (000)
                                                                   -------
TEXAS -- (Continued)
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/19....................................      400  $  403,540
City of Houston (GO) Series A
            5.000%, 03/01/21....................................    3,100   3,295,331
            5.000%, 03/01/22....................................    5,890   6,394,891
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19).....    4,735   4,821,793
City of Lubbock (GO)
            5.000%, 02/15/19....................................    3,000   3,025,950
            5.000%, 02/15/23....................................    1,000   1,105,260
City of Richardson (GO)
            5.000%, 02/15/27....................................    1,715   1,988,097
City of San Antonio (GO)
            5.000%, 02/01/20....................................    1,000   1,036,240
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21....................................      720     764,266
            5.000%, 02/01/21....................................    3,000   3,184,440
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
            5.000%, 02/01/19....................................      400     403,068
City of Southlake (GO)
            3.000%, 02/15/23....................................    1,510   1,548,520
Clear Creek Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/25....................................    2,175   2,477,194
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21....................................    3,500   3,718,015
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21....................................    2,545   2,752,138
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19....................................    3,480   3,510,694
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24....................................      500     565,495
Galveston County (GO)
            5.000%, 02/01/22....................................    1,000   1,083,650
Grayson County (GO)
            5.000%, 01/01/21....................................    1,990   2,100,564

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
                                                            -------
 TEXAS -- (Continued)
 Harris County (GO) Series A
             5.000%, 10/01/19............................    4,345  $4,461,576
             5.000%, 10/01/19............................    3,500   3,593,905
 Hays Consolidated Independent School District (GO)
   (PSF-GTD)
             5.000%, 08/15/23............................    1,355   1,511,394
 Hidalgo County Drain District No. 1 (GO)
             5.000%, 09/01/22............................    1,000   1,091,900
 Highland Park Independent School District (GO) (PSF-GTD)
             5.000%, 02/15/20............................    1,790   1,856,176
 Houston Higher Education Finance Corp. (RB) Series A
 (currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
             5/15/21)....................................    3,225   3,578,008
 Humble Independent School District (GO) (PSF-GTD)
   Series A
             2.000%, 02/15/19............................      100     100,032
             5.500%, 02/15/25............................    7,000   8,183,210
 Katy Independent School District (GO) (PSF-GTD) Series A
             5.000%, 02/15/20............................    3,820   3,961,225
 La Porte Independent School District (GO)
             5.000%, 02/15/21............................    1,700   1,802,765
 Lake Travis Independent School District (GO) (PSF-GTD)
             5.000%, 02/15/20............................    3,480   3,608,656
 Mansfield Independent School District (GO)
             5.000%, 02/15/20............................    1,000   1,037,350
 Mansfield Independent School District (GO) (PSF-GTD)
   Series A
             5.000%, 02/15/22............................      895     971,621
 Metropolitan Transit Authority of Harris County (RB)
   (ETM) Series B
             4.000%, 11/01/18............................      400     400,000
 North Texas Municipal Water District Water System
   Revenue (RB)
             5.000%, 09/01/24............................    5,715   6,468,923

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 TEXAS -- (Continued)
 Northside Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/23....................................    4,535  $ 5,022,104
     5.000%, 08/15/25....................................    1,880    2,153,935
 Northside Independent School District (GO) (PSF-GTD)
   Series A
     4.000%, 08/15/24....................................    5,215    5,627,976
 Northwest Independent School District (GO) (PSF-GTD)
   Series A
     5.000%, 02/15/24....................................    1,695    1,900,875
 Permanent University Fund - Texas A&M University System
   (RB)
     5.000%, 07/01/23....................................    3,500    3,900,785
 Permanent University Fund - University of Texas System
   (RB) Series B
     5.000%, 07/01/26....................................    5,500    6,362,015
 Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24....................................   11,000   12,341,780
 San Antonio Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20....................................    4,100    4,251,577
 Spring Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/19....................................    5,000    5,118,250
 Spring Independent School District (GO) (BAM)
     5.000%, 08/15/24....................................    4,985    5,620,787
 Tarrant Regional Water District (RB)
     6.000%, 09/01/24....................................    3,450    4,092,976
 Texas A&M University (RB) Series B
     5.000%, 05/15/21....................................    4,000    4,277,840
 Texas State (GO)
     5.000%, 04/01/19....................................    4,500    4,557,150
     5.000%, 04/01/23....................................   10,000   11,100,300
     5.000%, 10/01/23....................................   15,345   17,168,446
 Texas State (GO) Series A
     5.000%, 10/01/19....................................    1,900    1,952,212
     5.000%, 04/01/25....................................    1,000    1,142,820
 Texas Transportation Commission State Highway Fund (RB)
     5.250%, 04/01/26....................................      300      351,303
     5.000%, 10/01/26....................................    4,340    5,040,172

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
                                                            -------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB)
  Series A
    5.000%, 04/01/19.....................................    5,000  $  5,063,700
    5.000%, 04/01/20.....................................    7,900     8,224,137
Trinity River Authority Central Regional Wastewater
  System Revenue (RB)
    5.000%, 08/01/27.....................................    3,150     3,670,947
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.....................................    2,500     2,872,650
    5.000%, 08/15/26.....................................    1,500     1,739,610
Via Metropolitan Transit (RB)
    5.000%, 07/15/20.....................................    2,495     2,616,606
                                                                    ------------
TOTAL TEXAS..............................................            244,192,809
                                                                    ------------
UTAH -- (1.6%)
North Davis County Sewer District (RB)
    3.000%, 03/01/21.....................................    2,135     2,175,031
Utah State (GO)
    5.000%, 07/01/22.....................................   11,285    12,382,805
    5.000%, 07/01/27.....................................    4,435     5,233,167
Utah State (GO) Series C
    5.000%, 07/01/19.....................................    1,100     1,122,363
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
    5.000%, 03/01/20.....................................    2,135     2,218,051
    5.000%, 03/01/22.....................................    4,465     4,858,233
                                                                    ------------
TOTAL UTAH...............................................             27,989,650
                                                                    ------------
VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.....................................    1,270     1,423,302
Vermont State (GO) Series C
    4.000%, 08/15/23.....................................      225       242,023
Vermont State (GO) Series F
    5.000%, 08/15/20.....................................    1,100     1,155,803
                                                                    ------------
TOTAL VERMONT............................................              2,821,128
                                                                    ------------
VIRGINIA -- (3.8%)
Arlington County (GO)
    5.000%, 08/15/22.....................................    3,000     3,297,720
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.....................................    3,000     3,232,620
    5.000%, 09/01/22.....................................    2,050     2,256,517

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 VIRGINIA -- (Continued)
 City of Lynchburg (GO)
     5.000%, 02/01/20.....................................    1,390  $1,440,374
 City of Norfolk (GO) (ST AID WITHHLDG) Series C
     5.000%, 10/01/19.....................................    2,505   2,573,587
 City of Richmond (GO) (ST AID WITHHLDG) Series A
     5.000%, 03/01/21.....................................    1,370   1,459,214
 City of Richmond (GO) (ST AID WITHHLDG) Series B
     5.000%, 07/15/26.....................................    3,635   4,234,775
 City of Richmond (GO) Series B
     5.000%, 07/15/25.....................................    5,350   6,177,645
 City of Roanoke (GO) (ST AID WITHHLDG)
     4.000%, 04/01/20.....................................    1,000   1,027,020
 Commonwealth of Virginia (GO) Series B
     4.000%, 06/01/23.....................................    2,500   2,681,475
 Fairfax County (GO) (ST AID WITHHLDG) Series A
     5.000%, 10/01/19.....................................    3,880   3,986,972
     5.000%, 10/01/19.....................................    2,500   2,568,925
     5.000%, 10/01/26.....................................    1,000   1,173,770
     5.000%, 10/01/27.....................................    1,000   1,182,850
 Fairfax County (GO) (ST AID WITHHLDG) Series C
     5.000%, 10/01/19.....................................    6,925   7,115,922
 Henrico County (GO) (ST AID WITHHLDG)
     5.000%, 08/01/27.....................................    1,680   1,979,191
     5.000%, 08/01/28.....................................    2,905   3,452,215
 Loudoun County (GO) (ST AID WITHHLDG) Series A
     5.000%, 12/01/22.....................................    4,000   4,428,160
 Pittsylvania County (GO) (ST AID WITHHLDG)
     5.000%, 02/01/21.....................................      250     264,863
 Spotsylvania County Water & Sewer System Revenue (RB)
     5.000%, 06/01/19.....................................    2,885   2,935,343
 University of Virginia (RB) Series B
     5.000%, 08/01/21.....................................    6,250   6,722,500
 Virginia Resources Authority (RB) Series B
     4.000%, 10/01/19.....................................    2,000   2,037,840

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 VIRGINIA -- (Continued)
 Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20....................................      745  $   787,189
                                                                    -----------
 TOTAL VIRGINIA..........................................            67,016,687
                                                                    -----------
 WASHINGTON -- (6.9%)
 Benton County School District No. 400 Richland (GO)
   (SCH BD GTY)
     5.000%, 12/01/22....................................    4,705    5,195,073
 City of Seattle (GO)
     5.000%, 12/01/19....................................    1,500    1,547,835
     5.000%, 12/01/20....................................    2,745    2,905,033
 City of Seattle Drainage & Wastewater Revenue (RB)
     5.000%, 09/01/20....................................    3,665    3,854,774
     5.000%, 07/01/27....................................    8,400    9,805,572
 City of Seattle Municipal Light & Power Revenue (RB)
     5.000%, 09/01/20....................................      350      367,994
 City of Seattle Municipal Light & Power Revenue (RB)
   Series A
     5.000%, 06/01/19....................................    1,525    1,551,779
     5.000%, 06/01/22....................................      310      339,053
 City of Seattle Water System Revenue (RB)
     5.000%, 09/01/22....................................    6,000    6,592,860
 Clark County School District No. 119 Battleground (GO)
   (SCH BD GTY)
     4.000%, 12/01/21....................................    1,000    1,051,790
     4.000%, 12/01/22....................................    2,630    2,794,717
 County of Kitsap WA (GO)
     5.000%, 06/01/21....................................      200      213,814
 King County (GO)
     5.000%, 01/01/21....................................      425      450,649
 King County (GO) Series A
     5.000%, 07/01/19....................................    1,110    1,132,422
     5.000%, 07/01/20....................................    2,650    2,776,272
 King County (GO) Series E
     5.000%, 12/01/19....................................    1,300    1,342,029
     5.000%, 12/01/25....................................      955    1,103,665
 King County School District No. 400 Mercer Island (GO)
   (SCH BD GTY)
     5.000%, 12/01/22....................................    1,145    1,264,263
 King County School District No. 403 Renton (GO) (SCH BD
   GTY)
     5.000%, 12/01/19....................................    1,150    1,187,053

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
    5.000%, 12/01/18......................................    1,500  $1,503,765
King County School District No. 411 Issaquah (GO) (SCH BD
  GTY)
    5.000%, 12/01/23......................................    3,500   3,930,955
King County School District No. 412 Shoreline (GO) (SCH
  BD GTY)
    4.000%, 12/01/21......................................    1,000   1,052,400
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22......................................    1,000   1,095,430
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20......................................    2,880   3,045,485
Skagit County School District No. 103 Anacortes (GO) (SCH
  BD GTY)
    5.000%, 12/01/19......................................    1,925   1,986,388
    5.000%, 12/01/20......................................    2,245   2,374,941
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19......................................    1,655   1,708,506
Snohomish County School District No. 15 Edmonds (GO) (SCH
  BD GTY)
    5.000%, 12/01/20......................................    2,555   2,701,810
Snohomish County School District No. 201 Snohomish (GO)
  (SCH BD GTY)
    5.000%, 12/01/25......................................    4,000   4,614,320
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
    5.000%, 12/01/18......................................    2,000   2,005,000
Spokane County (GO)
    5.000%, 12/01/22......................................    1,025   1,129,663
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21......................................      150     162,069
Thurston County School District No. 111 Olympia (GO) (SCH
  BD GTY)
    5.000%, 12/01/21......................................      425     459,854
University of Washington (RB) Series A
    5.000%, 07/01/22......................................    6,505   7,130,586

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
WASHINGTON -- (Continued)
Washington State (GO) Series 2013A
    5.000%, 08/01/21....................................      225  $    241,697
Washington State (GO) Series A
    5.000%, 08/01/23....................................      750       837,330
Washington State (GO) Series B
    5.000%, 07/01/25....................................    1,500     1,721,880
Washington State (GO) Series C
    5.000%, 02/01/23....................................    1,500     1,660,365
Washington State (GO) Series D
    5.000%, 07/01/20....................................    5,000     5,236,600
    5.000%, 07/01/23....................................    3,800     4,236,924
Washington State (GO) Series R-2012C
    4.000%, 07/01/21....................................    1,610     1,684,978
Washington State (GO) Series R-2013A
    5.000%, 07/01/21....................................    7,000     7,506,100
Washington State (GO) Series R-2015
    5.000%, 07/01/22....................................    3,720     4,072,247
Washington State (GO) Series R-2015-C
    5.000%, 07/01/20....................................    2,000     2,094,640
Washington State (GO) Series R-2015E
    5.000%, 07/01/21....................................    5,000     5,361,500
Washington State (GO) Series R-2018D
    5.000%, 08/01/25....................................    3,635     4,176,397
Washington State (GO) Series R-C
    5.000%, 07/01/19....................................    1,750     1,785,577
                                                                   ------------
TOTAL WASHINGTON........................................            120,994,054
                                                                   ------------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20....................................      130       133,428

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
                                                          -------
WEST VIRGINIA -- (Continued)
West Virginia State (GO) Series A
    5.000%, 06/01/19...................................    9,525  $    9,692,259
                                                                  --------------
TOTAL WEST VIRGINIA....................................                9,825,687
                                                                  --------------
WISCONSIN -- (1.0%)
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27...................................    2,000       2,324,500
City of Oshkosh (GO) Series B
    3.000%, 12/01/23...................................      445         455,333
Oregon School District (GO)
    3.000%, 03/01/21...................................      430         436,394
Sun Prairie Area School District (GO)
    4.000%, 03/01/20...................................      570         584,125
Wisconsin State (GO) (AMBAC) Series 1
    5.000%, 05/01/19...................................    1,000       1,015,320
Wisconsin State (GO) Series 2
    5.000%, 11/01/20...................................    5,610       5,924,328
Wisconsin State (GO) Series 3
    5.000%, 11/01/22...................................    3,110       3,430,174
Wisconsin State (GO) Series C
    5.000%, 05/01/20...................................    3,295       3,436,619
                                                                  --------------
TOTAL WISCONSIN........................................               17,606,793
                                                                  --------------
TOTAL MUNICIPAL BONDS..................................            1,756,946,254
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,783,011,628)....           $1,756,946,254
                                                                  ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Municipal Bonds.................   --    $1,756,946,254   --    $1,756,946,254
                                    --    --------------   --    --------------
 TOTAL...........................   --    $1,756,946,254   --    $1,756,946,254
                                    ==    ==============   ==    ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) (AGM) Series
  A
(currency) 4.500%, 08/01/23 (Pre-refunded @ $100, 8/1/19)..    850  $   867,833
Alameda County Transportation Commission (RB)..............
   5.000%, 03/01/20........................................  4,500    4,687,155
Alhambra Unified School District (GO) Series A.............
   3.000%, 08/01/19........................................    700      706,643
   3.000%, 08/01/19........................................    575      580,457
   4.000%, 08/01/20........................................    750      777,495
   4.000%, 08/01/20........................................    585      606,446
Anaheim Union High School District (GO)....................
   5.000%, 08/01/19........................................    400      409,748
   5.000%, 08/01/19........................................  7,200    7,375,464
Bay Area Toll Authority (RB)...............................
   5.000%, 04/01/19........................................    775      785,842
Bay Area Toll Authority (RB) Series F-1....................
(currency) 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/19)..  1,000    1,013,780
(currency) 5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19)..  8,125    8,241,187
(currency) 5.625%, 04/01/44 (Pre-refunded @ $100, 4/1/19).. 14,075   14,305,126
Bay Area Toll Authority (RB) Series F-2....................
   4.000%, 04/01/20........................................ 12,780   13,181,548
   4.000%, 04/01/21........................................    500      525,380
Berkeley Unified School District (GO) Series A.............
   4.000%, 08/01/19........................................    500      508,455
Berkeley Unified School District (GO) Series D.............
   5.000%, 08/01/23........................................    295      334,309
California Educational Facilities Authority (RB) Series A..
   4.000%, 11/01/19........................................    850      868,318

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
(currency) 5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/19). 11,190  $11,471,540
California Health Facilities Financing Authority (RB)
  Series A
(currency) 6.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19)..  6,100    6,272,691
California Municipal Finance Authority
(currency) 5.500%, 02/01/39 (Pre-refunded @ $100, 2/1/19)..  7,000    7,066,640
California State (GO)......................................
   5.000%, 11/01/18........................................  2,000    2,000,000
   5.000%, 02/01/19........................................ 10,940   11,028,286
   5.000%, 04/01/19........................................  5,960    6,039,924
   5.500%, 04/01/19........................................ 11,420   11,596,553
   5.000%, 08/01/19........................................  2,340    2,395,786
   5.000%, 08/01/19........................................  4,460    4,566,326
   5.000%, 09/01/19........................................  5,815    5,969,039
   5.000%, 09/01/19........................................  4,000    4,105,960
   5.000%, 09/01/19........................................  5,000    5,132,450
   5.000%, 10/01/19........................................  1,500    1,543,575
   5.000%, 10/01/19........................................  5,000    5,145,250
   5.000%, 10/01/19........................................  5,340    5,495,127
   5.000%, 10/01/19........................................ 19,000   19,551,950
   2.000%, 11/01/19........................................  8,000    8,016,560
   4.000%, 11/01/19........................................    225      229,894
   4.000%, 11/01/19........................................  1,095    1,118,816
   5.000%, 11/01/19........................................  3,545    3,656,987
   5.000%, 11/01/19........................................  5,935    6,122,487
   5.000%, 02/01/20........................................ 12,870   13,362,277
   5.000%, 04/01/20........................................    325      338,985
   5.000%, 04/01/20........................................  3,705    3,864,426
   5.000%, 08/01/20........................................  7,440    7,829,038
   5.000%, 08/01/20........................................  2,415    2,541,280
   5.000%, 09/01/20........................................    700      738,318
   5.000%, 10/01/20........................................  1,580    1,670,076
   5.000%, 10/01/20........................................  3,410    3,604,404
   5.000%, 10/01/20........................................  1,610    1,701,786
   5.000%, 10/01/20........................................ 11,000   11,627,110
   5.000%, 11/01/20........................................  8,000    8,474,080
   5.000%, 02/01/21........................................  1,575    1,679,706
   5.000%, 02/01/21........................................    650      693,212
   5.000%, 04/01/21........................................    795      851,501
   5.000%, 08/01/21........................................  8,060    8,702,946

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CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
   5.000%, 09/01/21........................................  2,645  $ 2,861,467
   5.000%, 09/01/21........................................  7,845    8,487,035
   5.000%, 09/01/21........................................  1,570    1,698,489
   5.000%, 10/01/21........................................  5,300    5,744,670
   5.000%, 12/01/21........................................  2,000    2,176,480
   5.000%, 03/01/22........................................  1,075    1,172,933
   5.000%, 04/01/22........................................  1,800    1,967,328
   5.000%, 08/01/22........................................  2,250    2,476,192
   5.000%, 08/01/22........................................    785      863,916
   5.250%, 09/01/22........................................  5,750    6,395,150
   5.250%, 10/01/22........................................    500      557,080
(currency) 6.500%, 04/01/33 (Pre-refunded @ $100, 4/1/19)..  5,215    5,319,874
(currency) 6.000%, 04/01/35 (Pre-refunded @ $100, 4/1/19)..  6,330    6,444,573
(currency) 6.000%, 04/01/38 (Pre-refunded @ $100, 4/1/19)..  6,725    6,846,722
California State (GO) Series A
(currency) 5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19)..  4,930    5,046,940
(currency) 5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19)..  2,820    2,886,890
California State (GO) Series B
   5.000%, 09/01/19........................................  5,000    5,132,450
   5.000%, 09/01/20........................................  3,600    3,797,064
   5.000%, 09/01/21........................................    840      908,746
California State (GO) (ETM) Series A
   4.600%, 07/01/19........................................  1,000    1,019,440
   5.000%, 07/01/19........................................  8,930    9,127,085
California State Department of Water Resources (RB) Series
  AS
   5.000%, 12/01/19........................................  2,070    2,142,346
   5.000%, 12/01/22........................................  3,355    3,751,662
California State Department of Water Resources (RB) (ETM)
  Series AS
   5.000%, 12/01/22........................................     35       38,905
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
   5.000%, 05/01/19........................................ 22,610   22,980,126
   5.000%, 05/01/20........................................  4,005    4,191,072

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
(currency) 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)..  4,600  $ 4,813,716
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
   4.000%, 05/01/19........................................  1,515    1,532,332
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
   5.000%, 05/01/21........................................ 12,855   13,809,355
California State Public Works Board (RB)
(currency) 5.500%, 03/01/25 (Pre-refunded @ $100, 3/1/20)..  2,020    2,117,223
(currency) 6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19).  5,700    5,947,779
(currency) 6.250%, 04/01/34 (Pre-refunded @ $100, 4/1/19)..  2,980    3,037,007
(currency) 6.000%, 11/01/34 (Pre-refunded @ $100, 11/1/19).    865      901,096
(currency) 6.375%, 11/01/34 (Pre-refunded @ $100, 11/1/19).  2,550    2,667,121
California State Public Works Board (RB) Series G-1
(currency) 5.750%, 10/01/30 (Pre-refunded @ $100, 10/1/19). 14,735   15,272,238
California State Public Works Board (RB) (ETM) Series H
   5.000%, 09/01/21........................................  1,050    1,138,652
California State University (RB) Series A
   5.000%, 11/01/18........................................    150      150,000
   5.000%, 11/01/18........................................    555      555,000
   5.000%, 11/01/18........................................  1,000    1,000,000
   5.000%, 11/01/19........................................  1,000    1,031,990
   5.000%, 11/01/19........................................  3,660    3,777,083
   5.000%, 11/01/21........................................  2,595    2,825,929
(currency) 5.250%, 11/01/34 (Pre-refunded @ $100, 5/1/19)..  9,275    9,441,950

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

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CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
(currency) 6.000%, 11/01/40 (Pre-refunded @ $ 100, 5/1/19).  2,000  $ 2,042,900
California Statewide Communities Dev. Authority (RB) (FHA
  INS)
(currency) 6.625%, 08/01/29 (Pre-refunded @ $ 100, 8/1/19).  2,225    2,305,612
California Statewide Communities Dev. Authority (RB)
(currency) 6.000%, 07/01/40 (Pre-refunded @ $ 100, 1/1/19).  6,135    6,178,804
(currency) 6.125%, 07/01/46 (Pre-refunded @ $ 100, 1/1/19).  2,570    2,588,864
California Statewide Communities Dev. Authority (RB)
  Series A
(currency) 6.000%, 08/15/42 (Pre-refunded @ $ 100, 8/15/20)  5,000    5,352,700
Campbell Union High School District (GO) Series B
   3.000%, 08/01/19........................................    250      252,400
Central Marin Sanitation Agency (RB)
   3.000%, 09/01/19........................................  1,160    1,172,748
Chabot-Las Positas Community College District (GO)
   4.000%, 08/01/22........................................  3,050    3,263,378
City & County of San Francisco (GO) Series A
   4.750%, 06/15/19........................................    650      662,318
   5.000%, 06/15/20........................................    750      787,995
   5.000%, 06/15/20........................................  1,000    1,050,660
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/20........................................    865      908,821
   5.000%, 06/15/21........................................    250      269,975
City of Berkeley (RN)
   3.000%, 07/17/19........................................  7,000    7,054,530
City of Long Beach Harbor Revenue (RB) Series B
   5.000%, 05/15/19........................................    815      828,937
City of Long Beach Harbor Revenue (RB) Series C
   5.000%, 11/15/18........................................ 26,960   26,992,622

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series A
   5.000%, 09/01/20........................................  9,400  $ 9,930,348
City of Los Angeles (GO) Series B
   5.000%, 09/01/21........................................  4,700    5,094,142
City of Los Angeles CA (RN)
   4.000%, 06/27/19........................................ 25,000   25,359,750
City of Los Angeles Wastewater System Revenue (RB) Series A
(currency) 5.375%, 06/01/39 (Pre-refunded @ $100, 6/1/19).. 19,000   19,399,190
City of Los Angeles Wastewater System Revenue (RB) Series B
   5.000%, 06/01/21........................................  1,400    1,511,720
City of Pasadena Electric Revenue (RB) Series A
   5.000%, 06/01/22........................................    385      425,413
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
   5.000%, 11/01/19........................................  5,920    6,111,749
   5.000%, 11/01/20........................................  3,825    4,057,866
   5.000%, 11/01/20........................................  1,070    1,135,142
   5.000%, 11/01/21........................................  1,800    1,958,526
   4.000%, 11/01/22........................................  3,000    3,230,580
   5.000%, 11/01/22........................................    500      557,555
   5.000%, 11/01/23........................................  1,835    2,092,744
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
(currency) 5.125%, 11/01/39 (Pre-refunded @ $100, 11/1/19). 10,300   10,646,286
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series B
   5.000%, 11/01/19........................................    275      283,907
City of Santa Rosa Wastewater Revenue (RB) Series A
   5.000%, 09/01/21........................................    760      822,419
City of Tulare Sewer Revenue (RB) (AGM)
   3.000%, 11/15/19........................................    200      202,390
Colton Joint Unified School District (GO) (AGM)
   4.000%, 08/01/20........................................  1,000    1,034,320

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CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Contra Costa Water District (RB) Series Q
   5.000%, 10/01/19........................................  2,545  $ 2,621,986
Contra Costa Water District (RB) Series U
   5.000%, 10/01/19........................................    350      360,588
County of Los Angeles CA (RN)
   4.000%, 06/28/19........................................ 43,500   44,136,840
County of Riverside CA (RN)
   4.000%, 06/28/19........................................ 32,500   32,975,800
County of Santa Clara CA (GO) Series A
(currency) 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/19)..  5,355    5,485,126
County of Ventura CA (RN)
   2.500%, 07/01/19........................................ 40,000   40,205,600
Desert Community College District (GO)
   4.000%, 08/01/19........................................  1,750    1,780,642
   5.000%, 08/01/21........................................    665      718,419
Dublin Unified School District (GO)
   5.000%, 02/01/19........................................ 11,775   11,872,144
East Bay Regional Park District (GO) Series A
   4.000%, 09/01/21........................................    210      222,331
East Bay Regional Park District (GO) Series A-1
   5.000%, 09/01/20........................................    810      856,000
East Bay Regional Park District (GO) Series A-2
   5.000%, 09/01/20........................................  4,900    5,178,271
East Side Union High School District (GO)
   2.000%, 08/01/20........................................  1,055    1,056,794
East Side Union High School District (GO) Series B
   3.000%, 08/01/19........................................  4,000    4,036,880
El Rancho Unified School District (GO) (AGM)
   4.000%, 08/01/20........................................    780      807,862
Evergreen School District (GO)
   5.000%, 08/01/19........................................    500      512,185
Fontana Unified School District (GO)
   5.000%, 08/01/19........................................  1,285    1,316,315
   4.000%, 08/01/20........................................  3,620    3,753,107
   4.000%, 08/01/21........................................    530      557,751

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Foothill-De Anza Community College District (GO)
   4.000%, 08/01/19........................................    550  $   559,631
Fort Bragg Unified School District (GO) (AGM)
(currency) 5.500%, 08/01/31 (Pre-refunded @ $100, 8/1/19)..    500      513,995
Fremont Unified School District/ Alameda County (GO)
  Series C
   5.000%, 08/01/19........................................ 20,495   20,994,463
   5.000%, 08/01/20........................................ 13,340   14,058,759
Fremont Union High School District (GO)
   5.000%, 08/01/20........................................  1,000    1,053,880
Gilroy Unified School District (GO) (AGM)
   4.000%, 08/01/23........................................  1,900    2,049,758
Grossmont Union High School District (GO)
   4.000%, 08/01/20........................................  2,420    2,508,983
Kern Community College District (GO)
   4.000%, 08/01/20........................................  5,000    5,182,100
Kern County Series A (AGC) Series A
(currency) 5.750%, 08/01/35 (Pre-refunded @ $100, 2/1/19)..    520      525,273
Livermore Valley Joint Unified School District (GO)
   5.000%, 08/01/20........................................    800      843,104
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/20........................................  7,375    7,772,365
Los Altos Elementary School District (GO)
   5.000%, 08/01/19........................................    975      998,761
   4.000%, 08/01/21........................................  1,550    1,638,397
Los Angeles Community College District (GO)
   5.000%, 08/01/21........................................  2,890    3,132,673
Los Angeles Community College District (GO) Series A
   5.000%, 08/01/20........................................ 10,000   10,533,500
   5.000%, 08/01/21........................................  2,875    3,116,414
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/20........................................  1,025    1,079,684

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CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series G
   5.000%, 08/01/23........................................  3,350  $ 3,799,637
Los Angeles County Metropolitan Transportation Authority
  (RB)
   5.000%, 07/01/19........................................  4,000    4,086,680
   5.000%, 07/01/20........................................ 11,960   12,570,199
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
   5.000%, 07/01/22........................................  1,765    1,954,420
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
   5.000%, 07/01/21........................................  1,400    1,511,804
Los Angeles Department of Water (RB) Series B
   5.000%, 07/01/19........................................  1,000    1,021,800
Los Angeles Department of Water & Power Power System Revenue (RB)
  Series A
   5.000%, 07/01/19........................................  2,250    2,298,757
   5.000%, 07/01/19........................................  4,230    4,321,664
   5.000%, 07/01/20........................................  1,050    1,103,750
   5.000%, 07/01/21........................................  1,750    1,889,282
   5.000%, 07/01/21........................................  2,000    2,159,180
Los Angeles Unified School District (GO) Series A
   5.000%, 07/01/19........................................  4,000    4,086,680
   5.000%, 07/01/19........................................  6,330    6,467,171
   5.000%, 07/01/19........................................  3,590    3,667,795
   5.000%, 07/01/21........................................  3,500    3,777,620
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21........................................  2,200    2,374,504
Los Angeles Unified School District (GO) Series B
   5.000%, 07/01/19........................................  1,000    1,021,670
   5.000%, 07/01/22........................................  1,350    1,491,345
Los Angeles Unified School District (GO) Series B-1
   5.000%, 07/01/19........................................  6,080    6,211,754
Los Angeles Unified School District (GO) Series C
   5.000%, 07/01/20........................................  1,895    1,991,361
   5.000%, 07/01/22........................................  5,560    6,142,132
   5.000%, 07/01/23........................................  2,000    2,253,500

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/19.........................................  3,390  $3,463,461
Los Rios Community College District (GO) Series C
   2.000%, 08/01/19.........................................  2,265   2,271,183
Los Rios Community College District (GO) Series F
   2.000%, 08/01/19.........................................  2,740   2,747,480
   2.000%, 08/01/20.........................................  2,365   2,373,892
Manhattan Beach Unified School District (GO) Series A
   4.000%, 09/01/19.........................................  1,000   1,018,870
   5.000%, 09/01/20.........................................  1,575   1,663,862
Manhattan Beach Unified School District (GO) Series F
   4.000%, 09/01/21.........................................    500     528,225
Marin Community College District (GO) Series B
(currency) 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/19)...  5,000   5,123,400
Metropolitan Water District of Southern California (RB)
  Series C
   5.000%, 07/01/19.........................................  3,000   3,065,400
Mount Diablo Unified School District (GO)
   5.000%, 02/01/19.........................................    500     504,125
Mountain View Los Altos Union High School District (GO)
  Series A
   4.000%, 08/01/19.........................................  9,175   9,330,791
Municipal Improvement Corp. of Los Angeles (RB) Series A
   5.000%, 03/01/19.........................................  9,500   9,601,365
New Haven Unified School District (GO) (AGM)
   4.000%, 08/01/19.........................................  1,430   1,453,638
New Haven Unified School District (GO) (BAM) Series B
   5.000%, 08/01/21.........................................  3,100   3,350,759
Northern California Power Agency (RB) Series A
   5.000%, 07/01/19.........................................  1,000   1,021,670

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

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CONTINUED

                                                                     FACE
                                                                    AMOUNT^   VALUE+
                                                                    ------- ----------
                                                                     (000)
                                                                    -------
CALIFORNIA--(Continued)
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/19.......................................  1,000  $1,023,920
            5.000%, 08/01/20.......................................    600     631,692
Oakland Unified School District/ Alameda County (GO) Series A
            5.000%, 08/01/19.......................................  3,635   3,721,949
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.......................................  5,295   6,065,317
Oxnard Union High School District (GO) Series A
            4.000%, 08/01/19.......................................  2,750   2,796,695
            4.000%, 08/01/20.......................................  3,000   3,110,310
Padre Dam Municipal Water District Series A Series A
(currency)  5.250%, 10/01/34.......................................
            (Pre-refunded @ $100, 10/1/19)                           6,100   6,292,089
Palm Springs Unified School District (GO) Series D
            3.000%, 08/01/20.......................................  3,120   3,178,126
Palo Alto Unified School District (GO)
            5.000%, 08/01/19.......................................  8,000   8,194,960
Palomar Community College District (GO)
            5.000%, 05/01/23.......................................    715     806,813
Pasadena Unified School District (GO)
            5.000%, 05/01/20.......................................    550     575,718
Peralta Community College District (GO)
            5.000%, 08/01/19.......................................  2,220   2,275,278
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.......................................  1,845   2,033,282
Redwood City School District (GO)
            4.000%, 08/01/19.......................................  1,000   1,016,980
            4.000%, 08/01/20.......................................    450     466,547
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19.......................................  6,200   6,351,590
Sacramento City Unified School District (GO)
            5.000%, 07/01/24.......................................  1,375   1,570,264
Sacramento Municipal Utility District (RB)
            5.000%, 07/01/19.......................................  2,000   2,043,200

                                                                     FACE
                                                                    AMOUNT^   VALUE+
                                                                    ------- -----------
                                                                     (000)
                                                                    -------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/19.......................................  3,350  $ 3,435,626
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.......................................    750      814,275
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.......................................  1,385    1,449,970
            5.000%, 05/01/21.......................................    550      591,811
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
            5.000%, 05/15/22.......................................  4,425    4,899,935
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
  Series A
(currency)  5.000%, 05/15/22 (Pre-refunded @ $100, 5/15/19)........  1,695    1,725,171
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)........  1,235    1,297,528
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)........  3,500    3,567,900
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
  Series B
(currency)  5.000%, 05/15/20 (Pre-refunded @ $100, 5/15/19)........  2,400    2,442,720
San Diego Public Facilities Financing Authority Water Revenue (RB)
  Series B
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19).........  1,045    1,070,394
(currency)  5.375%, 08/01/34 (Pre-refunded @ $100, 8/1/19)......... 13,350   13,711,384
San Diego Unified School District (GO) Series H-2
            5.000%, 07/01/19....................................... 15,210   15,534,429
San Diego Unified School District (GO) Series K-1
            5.000%, 07/01/19.......................................  1,550    1,583,062
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.......................................  2,000    2,263,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
CALIFORNIA -- (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series C
    4.000%, 08/01/19.......................................    300  $   305,094
San Francisco Community College District (GO)
    5.000%, 06/15/19.......................................  1,625    1,658,784
    5.000%, 06/15/20.......................................  2,700    2,839,023
    5.000%, 06/15/22.......................................  2,000    2,207,700
San Francisco County Transportation Authority (RB)
    3.000%, 02/01/20.......................................  5,000    5,077,300
San Francisco Unified School District (GO)
    5.000%, 06/15/21.......................................  2,200    2,372,260
San Francisco Unified School District (GO) Series A
    3.000%, 06/15/20.......................................  5,320    5,416,239
San Francisco Unified School District (GO) Series F&C
    2.000%, 06/15/22.......................................  1,750    1,749,982
San Jose Evergreen Community College District (GO)
    5.000%, 09/01/21.......................................    250      271,180
San Jose Evergreen Community College District (GO) Series A
    3.000%, 09/01/19.......................................  1,000    1,011,240
San Juan Unified School District (GO)
    2.000%, 08/01/19....................................... 14,330   14,361,669
    3.000%, 08/01/22.......................................  1,200    1,240,452
San Leandro Unified School District (GO) Series B
    4.000%, 08/01/21.......................................    265      278,655
San Mateo County Community College District (GO)
    4.000%, 09/01/19.......................................  1,210    1,232,131
    4.000%, 09/01/20.......................................    755      784,370
    4.000%, 09/01/21.......................................  1,310    1,385,430
San Rafael City High School District (GO) Series B
    3.000%, 08/01/19.......................................    735      742,056
    4.000%, 08/01/20.......................................    305      316,215
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.......................................  4,225    4,455,474

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Santa Barbara Unified School District (RN)
            3.000%, 06/28/19................................  5,000  $5,035,400
Santa Clara County Financing Authority (RB)
            5.000%, 02/01/19................................  3,610   3,639,963
Santa Clara Valley Transportation Authority (RB) Series A
            5.000%, 06/01/19................................  2,000   2,038,180
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19................................    315     322,844
Santa Monica-Malibu Unified School District (GO) Series D
            4.000%, 08/01/20................................  5,765   5,976,979
Sonoma County (RB)
            5.000%, 09/01/19................................  6,035   6,200,419
Sonoma Valley Unified School District (GO)
            3.000%, 08/01/19................................    600     605,760
South Bay Union School District/San Diego County (GO) (AGC)
  Series A
(currency)  6.000%, 08/01/23 (Pre-refunded @ $100, 8/1/19)..    700     722,449
Southern California Public Power Authority (RB)
            5.000%, 07/01/20................................  1,175   1,235,148
Southwestern Community College District (GO)
            5.000%, 08/01/19................................  2,230   2,282,673
Tustin Unified School District (GO)
(currency)  6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)..  1,500   1,661,250
University of California (RB) Series O
(currency)  5.750%, 05/15/25 (Pre-refunded @ $100, 5/15/19).  2,000   2,043,580
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19).  1,615   1,645,895

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44 (Pre-refunded @ $100, 8/1/19)..  3,150  $3,245,193
Walnut Valley Unified School District (GO) Series A
            5.000%, 08/01/19................................  3,050   3,124,328
Washington Unified School District/ Yolo County (GO)
            4.000%, 08/01/20................................  1,000   1,034,150
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20................................    820     863,312

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
                                                         -------
CALIFORNIA -- (Continued)
    5.000%, 08/01/21....................................  2,350  $    2,540,091
West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/21....................................  1,000       1,107,500
Westlands Water District (RB) (AGM) Series A
    4.000%, 09/01/20....................................  1,045       1,081,021
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,155,011,182)...............................         $1,150,991,120
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Municipal Bonds..................   --    $1,150,991,120   --    $1,150,991,120
                                    --    --------------   --    --------------
TOTAL............................   --    $1,150,991,120   --    $1,150,991,120
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21................................    240  $  252,367
Amador County Unified School District (GO)
            4.000%, 08/01/19                                    385     391,222
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21).    235     254,994
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21).    965   1,047,102
(currency)  5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21).    400     434,032
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21).    960   1,041,677
Anaheim Union High School District (GO)
            5.000%, 08/01/19................................    855     875,836
            5.000%, 08/01/23................................  1,905   2,149,640
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24................................    850     976,811
Antelope Valley Union High School District (GO).............
            4.000%, 08/01/21................................    500     525,765
            5.000%, 08/01/22................................  1,650   1,817,755
Arcadia Unified School District (GO)
            3.000%, 08/01/26................................  1,035   1,073,440
Azusa Unified School District (GO)
            4.000%, 07/01/21................................    400     420,220
            5.000%, 07/01/21................................    825     887,980
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19)..  3,450   3,499,335

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Bay Area Toll Authority (RB) Series S-4
(currency)  5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)..  2,500  $2,810,800
Berkeley Unified School District (GO)
            5.000%, 08/01/19................................    325     332,898
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23................................    600     679,950
Berkeley Unified School District (GO) Series E
            5.000%, 08/01/27................................    455     548,220
            5.000%, 08/01/28................................  2,540   3,083,738
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21................................    145     145,036
            2.000%, 08/01/22................................  2,805   2,796,922
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21................................     75      75,896
Burbank Unified School District (GO)
            5.000%, 08/01/24................................    300     345,282
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20................................    550     556,776
California Infrastructure & Economic Dev. Bank (RB) (FGIC)
  (ETM)
            5.000%, 07/01/25................................  2,500   2,918,125
California Infrastructure & Economic Development Bank (RB)
  (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)..    225     268,164
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22)..    750     834,810
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)..  3,905   4,376,333
California State (GO)
            5.000%, 09/01/19................................  1,795   1,842,550
            3.125%, 10/01/19................................    100     101,213

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 CALIFORNIA -- (Continued)
     5.000%, 10/01/19.......................................  1,000  $1,029,050
     5.000%, 10/01/19.......................................    500     514,525
     4.000%, 11/01/19.......................................    135     137,936
     5.000%, 02/01/20.......................................  1,200   1,245,900
     5.250%, 02/01/20.......................................    500     520,660
     5.000%, 04/01/20.......................................    900     938,727
     5.000%, 08/01/20.......................................  1,000   1,052,290
     5.000%, 09/01/20.......................................  1,000   1,054,740
     5.000%, 10/01/20.......................................  1,375   1,453,389
     5.000%, 10/01/20.......................................  4,040   4,270,320
     5.000%, 11/01/20.......................................    750     794,445
     4.000%, 12/01/20.......................................    750     781,192
     5.000%, 12/01/20.......................................  1,240   1,316,731
     5.000%, 02/01/21.......................................    700     746,536
     5.000%, 04/01/21.......................................    475     508,758
     5.000%, 08/01/21.......................................  3,500   3,779,195
     5.000%, 08/01/21.......................................  1,750   1,889,597
     5.000%, 09/01/21.......................................    460     497,646
     5.000%, 09/01/21.......................................  3,705   4,008,217
     5.000%, 09/01/21.......................................    175     189,322
     5.000%, 10/01/21.......................................    200     216,780
     5.000%, 02/01/22.......................................  2,575   2,803,917
     5.000%, 04/01/22.......................................    940   1,027,382
     5.000%, 08/01/22.......................................  1,250   1,375,662
     4.000%, 09/01/22.......................................    525     559,519
     5.000%, 09/01/22.......................................    625     688,931
     5.250%, 09/01/22.......................................  2,585   2,875,037
     5.000%, 10/01/22.......................................  1,000   1,104,040
     5.250%, 10/01/22.......................................  2,380   2,651,701
     5.000%, 12/01/22.......................................  1,245   1,379,286
     5.000%, 02/01/23.......................................  1,400   1,553,874
     5.000%, 08/01/23.......................................  1,500   1,679,670
     5.000%, 09/01/23.......................................  1,635   1,833,293
     5.000%, 10/01/23.......................................    100     112,278
     5.000%, 11/01/23.......................................    875     983,727
     5.000%, 05/01/24.......................................    975   1,105,357
     5.000%, 09/01/24.......................................  1,000   1,138,900
     5.000%, 10/01/24.......................................    400     456,064
     5.000%, 11/01/24.......................................    850     970,207
     5.500%, 02/01/25.......................................  1,000   1,175,010
     5.000%, 08/01/25.......................................  1,000   1,152,290
     5.000%, 08/01/25.......................................  3,275   3,773,750
     5.000%, 10/01/25.......................................  1,000   1,154,380
     5.000%, 08/01/26.......................................  1,000   1,163,570
     5.000%, 08/01/26.......................................    800     930,856
     5.000%, 08/01/26.......................................  1,400   1,628,998
     5.000%, 08/01/26.......................................  2,850   3,316,174
     5.000%, 09/01/26.......................................    305     355,139
     3.500%, 08/01/27.......................................  2,220   2,341,523
     5.000%, 08/01/27.......................................  6,250   7,315,250
     5.000%, 08/01/28.......................................  1,000   1,178,080
     5.000%, 10/01/28.......................................  1,250   1,475,912
 California State (GO) Series B
     5.000%, 09/01/21.......................................  1,060   1,146,750

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
            5.000%, 09/01/21................................  1,700  $1,839,128
            5.000%, 09/01/23................................  2,285   2,562,125
California State (GO) (ETM) Series A
            5.000%, 07/01/19................................  1,400   1,430,898
California State Department of Water Resources (RB) Series AM
            5.000%, 12/01/22................................  4,105   4,590,334
California State Department of Water Resources (RB) Series AR
            5.000%, 12/01/22................................  3,210   3,589,518
            5.000%, 12/01/23................................    900   1,028,871
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19................................    530     548,524
            5.000%, 12/01/22................................  1,485   1,660,572
            5.000%, 12/01/24................................  1,000   1,162,850
California State Department of Water Resources (RB) (ETM) Series AS
            5.000%, 12/01/19................................     15      15,516
            5.000%, 12/01/22................................     15      16,674
California State Department of Water Resources Power Supply Revenue
  (RB) Series L
            5.000%, 05/01/19................................    925     940,142
            5.000%, 05/01/20................................  3,380   3,537,035
(currency)  5.000%, 05/01/22................................
            (Pre-refunded @ $100, 5/1/20)...................    610     638,341
California State Department of Water Resources Power Supply Revenue
  (RB) Series M
            4.000%, 05/01/19................................    455     460,205
California State Department of Water Resources Power Supply Revenue
  (RB) Series O
            5.000%, 05/01/21................................  3,640   3,910,234
            5.000%, 05/01/22................................  6,765   7,444,815
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20................................    500     529,280
California State Public Works Board (RB) (ETM) Series H
            5.000%, 09/01/20................................  1,000   1,056,040
            5.000%, 09/01/21................................  1,740   1,886,908

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
California State University (RB) Series A
            5.000%, 11/01/18................................  1,300  $1,300,000
            5.000%, 11/01/19................................  3,000   3,095,970
            5.000%, 11/01/19................................    450     464,396
            5.000%, 11/01/20................................    685     727,395
            5.000%, 11/01/25................................  1,015   1,190,473
            5.000%, 11/01/25................................  2,000   2,345,760
California State University (RB) (AGM) Series C
            5.000%, 11/01/22................................    100     111,348
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33................................
            (Pre-refunded @ $100, 6/1/21)...................  1,295   1,424,629
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
            4.000%, 08/01/22................................    170     181,261
Carlsbad Unified School District (GO)
            5.000%, 08/01/21................................    230     248,862
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21................................  1,425   1,503,831
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22................................    900     995,265
            4.000%, 08/01/23................................  1,970   2,133,589
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22................................    335     358,755
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24................................    250     272,750
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21................................    200     210,856
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22................................  1,835   2,024,354
Chula Vista Municipal Financing Authority (RB)
            5.000%, 05/01/25................................    250     289,215
City & County of San Francisco (GO)
            4.000%, 06/15/20................................    800     827,824
            5.000%, 06/15/20................................  1,715   1,801,882

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19................................    545  $  555,328
            5.000%, 06/15/22................................  2,200   2,434,168
City & County of San Francisco (GO) Series C
            5.000%, 06/15/20................................    575     604,130
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20................................  2,000   2,101,320
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20................................    500     525,330
            5.000%, 06/15/21................................  2,315   2,499,968
City of Grover Beach (GO)
            5.000%, 09/01/23................................    360     407,178
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19................................    250     254,275
City of Los Angeles (GO) Series A
            5.000%, 09/01/20................................    445     470,107
City of Los Angeles (GO) Series B
            5.000%, 09/01/19................................    600     615,846
            5.000%, 09/01/24................................  1,000   1,152,400
City of Oakland (GO) Series A
            5.000%, 01/15/25................................    500     578,860
City of Pacifica COP
            5.000%, 01/01/24................................    250     283,593
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22................................  1,000   1,104,970
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/21................................    865     941,181
            5.000%, 11/01/22................................  1,335   1,488,672
            5.000%, 11/01/23................................  1,475   1,682,178
            5.000%, 11/01/24................................  1,250   1,449,450
            5.000%, 11/01/25................................  1,000   1,178,540
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series B
            5.000%, 11/01/19................................    420     433,604
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series F
(currency)  5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20).  1,000   1,061,080

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                     FACE
                                                                    AMOUNT^   VALUE+
                                                                    ------- ----------
                                                                     (000)
                                                                    -------
CALIFORNIA -- (Continued)
(currency)  5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)........  1,000  $1,070,840
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22.......................................    825     879,029
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.......................................    900     970,794
Conejo Valley Unified School District (GO) Series B
            5.000%, 08/01/21.......................................    500     540,445
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/22.......................................    470     516,953
Contra Costa Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20).........    500     520,795
            5.000%, 03/01/27.......................................  1,250   1,487,800
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/22.......................................    505     561,752
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23.......................................    500     517,925
            5.000%, 08/01/27.......................................    150     178,386
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26.......................................    855   1,036,619
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.......................................    400     422,372
Davis Joint Unified School District Community Facilities District
  (ST) (AGM)
            3.000%, 08/15/19.......................................    500     504,030
            3.000%, 08/15/22.......................................  1,000   1,022,660
Desert Sands Unified School District (GO)
            5.000%, 08/01/21.......................................  3,000   3,246,870
Dublin Unified School District (GO)
            5.000%, 02/01/19.......................................    425     428,506
            5.000%, 08/01/22.......................................    875     969,622
            5.000%, 08/01/23.......................................  1,665   1,883,631
East Bay Regional Park District (GO) Series A-1
            5.000%, 09/01/27.......................................    550     659,775

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 CALIFORNIA -- (Continued)
 East Side Union High School District (GO)
     4.000%, 08/01/21.......................................    600  $  633,558
 East Side Union High School District (GO) Series A
     3.000%, 08/01/21.......................................    575     591,842
 East Side Union High School District (GO) Series D
     3.000%, 08/01/19.......................................    825     832,606
 El Rancho Unified School District (GO) (AGM)
     4.000%, 08/01/21.......................................  1,285   1,349,815
 Elsinore Valley Municipal Water District Financing
   Authority (RB) Series A
     5.000%, 07/01/24.......................................    200     229,548
 Enterprise Elementary School District (GO)
     4.000%, 09/01/19.......................................    500     509,435
 Fallbrook Union Elementary School District (GO) Series A
     5.000%, 08/01/20.......................................    200     210,776
 Folsom Cordova Unified School District School Facilities
   Improvement Dist No. 5 (GO) (AGM) Series B
     5.000%, 10/01/26.......................................    250     295,998
 Folsom Cordova Unified School District School Facilities
   Improvement Dist No. 5 (GO) Series C
     5.000%, 10/01/25.......................................    100     116,887
 Fontana Unified School District (GO)
     5.000%, 08/01/19.......................................    600     614,622
     4.000%, 08/01/21.......................................  1,585   1,667,991
     4.000%, 08/01/22.......................................    875     933,607
 Fountain Valley Public Finance Authority (RB) Series A
     5.000%, 07/01/24.......................................    250     286,790
 Franklin-Mckinley School District (GO)
     4.000%, 08/01/23.......................................    325     352,599
 Fresno Unified School District (GO) (AGM) Series A
     4.500%, 08/01/20.......................................    480     501,418
 Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/24.......................................  2,615   2,848,572

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Grossmont Healthcare District (GO) Series C
    5.000%, 07/15/23........................................    100  $  112,584
Grossmont Union High School District (GO)
    5.000%, 08/01/27........................................    500     594,190
Hacienda La Puente Unified School District (GO) (NATL)
    5.000%, 08/01/23........................................    225     254,003
Jurupa Unified School District (GO) (AGM)
    5.000%, 08/01/20........................................    725     763,295
Kern High School District (GO) (AGM)
    5.000%, 08/01/19........................................    250     255,868
Kern High School District (GO) Series A
    3.000%, 08/01/20........................................  3,885   3,953,337
    3.000%, 08/01/26........................................    895     931,453
Kern High School District (GO) Series E
    2.000%, 08/01/19........................................  1,350   1,351,782
    2.000%, 08/01/20........................................  2,435   2,436,217
    3.000%, 08/01/21........................................    465     478,369
Lakeside Union School District/San Diego County (GO)
    5.000%, 08/01/23........................................    695     782,911
Lancaster Financing Authority (NATL) (ETM)
    5.250%, 02/01/20........................................    540     562,108
Liberty Union High School District (GO)
    5.000%, 08/01/20........................................    380     400,474
    4.000%, 08/01/21........................................    500     526,725
Lompoc Unified School District (GO) (AGC)
    5.250%, 08/01/20........................................    540     571,023
Long Beach Unified School District (GO)
    5.000%, 08/01/20........................................  1,500   1,580,820
    5.000%, 08/01/26........................................    200     237,176
Los Altos Elementary School District (GO)
    4.000%, 08/01/21........................................    250     264,258
    4.000%, 08/01/21........................................    470     496,804
Los Angeles Community College District (GO) Series A
    5.000%, 08/01/21........................................  2,725   2,953,818
    5.000%, 08/01/23........................................    340     385,635
    5.000%, 08/01/24........................................    250     289,050

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19........................................    950  $  973,151
    5.000%, 08/01/22........................................    400     444,176
    5.000%, 08/01/25........................................  1,240   1,458,265
    5.000%, 06/01/26........................................  2,500   2,974,725
Los Angeles Community College District (GO) Series G
    5.000%, 08/01/23........................................    650     737,243
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/20........................................    830     872,347
    5.000%, 07/01/20........................................    300     315,306
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/19........................................  1,000   1,021,670
    5.000%, 07/01/21........................................    520     562,515
    5.000%, 07/01/22........................................    870     964,021
    5.000%, 07/01/25........................................  1,590   1,865,579
    5.000%, 07/01/27........................................  3,565   4,286,057
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
    5.000%, 06/01/19........................................    370     377,041
    5.000%, 06/01/20........................................    500     524,335
    5.000%, 07/01/20........................................    525     551,786
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/20........................................    525     551,786
Los Angeles County Public Works Financing Authority (RB)
  Series D
    5.000%, 12/01/25........................................    165     193,835
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/20........................................    500     525,845
    5.000%, 07/01/22........................................    435     481,358
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
    5.000%, 07/01/19........................................    370     378,018
    5.000%, 07/01/19........................................  1,195   1,220,896
    5.000%, 07/01/20........................................    600     630,714
    5.000%, 07/01/21........................................  1,000   1,079,590
    5.000%, 07/01/21........................................  2,950   3,184,790
    5.000%, 07/01/21........................................  1,650   1,781,323

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
   CALIFORNIA -- (Continued)
   Los Angeles Department of Water & Power Power System
     Revenue (RB) Series C
      5.000%, 07/01/26....................................  1,665  $1,976,605
   Los Angeles Department of Water & Power Power System
     Revenue (RB) Series D
      4.000%, 07/01/19....................................  1,000   1,015,100
   Los Angeles Unified School District (GO) Series A
      3.000%, 07/01/20....................................    790     804,417
      5.000%, 07/01/20....................................    900     945,765
      5.000%, 07/01/20....................................    150     157,628
      2.000%, 07/01/22....................................  1,210   1,206,164
      5.000%, 07/01/22....................................  1,115   1,231,740
      5.000%, 07/01/24....................................    720     825,134
      5.000%, 07/01/26....................................  1,270   1,487,246
   Los Angeles Unified School District (GO) Series A-1
      5.000%, 07/01/21....................................  1,710   1,845,637
   Los Angeles Unified School District (GO) Series A-2
      5.000%, 07/01/21....................................  2,600   2,806,232
   Los Angeles Unified School District (GO) Series B-1
      5.000%, 07/01/27....................................    500     590,835
   Los Angeles Unified School District (GO) Series C
      5.000%, 07/01/22....................................    500     552,350
      5.000%, 07/01/23....................................  3,050   3,436,587
   Los Angeles Unified School District (GO) Series I
      5.000%, 07/01/19....................................    750     766,252
   Los Rios Community College District (GO)
      5.000%, 08/01/19....................................  2,965   3,038,828
   Los Rios Community College District (GO) Series B
      5.000%, 08/01/23....................................    510     576,968
   Los Rios Community College District (GO) Series F
      3.000%, 08/01/21....................................    800     823,648
   Lynwood Unified School District (GO) (AGM)
      5.000%, 08/01/21....................................    450     483,773
      5.000%, 08/01/22....................................    485     532,288
   Manhattan Beach Unified School District (GO) Series C
      3.500%, 09/01/21....................................  1,185   1,235,659

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
   CALIFORNIA -- (Continued)
   Manhattan Beach Unified School District (GO) Series E
      3.000%, 09/01/22....................................    660  $  682,975
   Metropolitan Water District of Southern California
     (RB) Series A
      5.000%, 07/01/19....................................  1,090   1,113,762
   Montebello Unified School District (GO)
      5.000%, 08/01/20....................................    415     436,626
   Moreland School District (GO) Series B
      5.000%, 08/01/21....................................    500     539,750
   Moreno Valley Public Financing Authority (RB)
      5.000%, 11/01/20....................................  1,470   1,555,921
   Morongo Unified School District (GO)
      3.000%, 08/01/22....................................    480     494,256
   Morongo Unified School District (GO) Series A
      5.000%, 08/01/24....................................    100     114,165
      5.000%, 08/01/25....................................     80      92,666
      5.000%, 08/01/26....................................    220     257,836
      5.000%, 08/01/27....................................    120     141,883
   Mount Diablo Unified School District (GO)
      3.250%, 08/01/19....................................    500     505,720
   Mount Diablo Unified School District (GO) Series G
      3.000%, 08/01/24....................................    800     831,280
   Municipal Improvement Corp. of Los Angeles (RB) Series
     A
      5.000%, 11/01/24....................................    325     374,091
   New Haven Unified School District (GO) (AGC) (ETM)
      5.000%, 08/01/19....................................     55      56,357
   New Haven Unified School District (GO) (AGC)
      5.000%, 08/01/19....................................     95      97,272
   Northern Humboldt Union High School District (GO)
      4.000%, 08/01/26....................................    220     242,942
   Oak Park Unified School District (GO)
      4.000%, 08/01/22....................................    445     475,305
   Oakland Unified School District/Alameda County (GO)
      5.000%, 08/01/20....................................  1,005   1,058,084

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
     5.000%, 08/01/22.......................................  1,500  $1,649,655
     5.000%, 08/01/24.......................................    900   1,025,406
     5.000%, 08/01/26.......................................    575     672,123
Oakland Unified School District/Alameda County (GO) Series A
     5.000%, 08/01/21.......................................    610     656,458
     4.000%, 08/01/22.......................................    350     372,404
     5.000%, 08/01/22.......................................  3,000   3,299,310
     4.000%, 08/01/24.......................................    500     543,255
     5.000%, 08/01/25.......................................    540     624,046
     5.000%, 08/01/25.......................................    750     866,730
Oakland Unified School District/Alameda County (GO) Series B
     5.000%, 08/01/24.......................................  1,675   1,908,394
Oakland Unified School District/Alameda County (GO) Series C
     5.000%, 08/01/20.......................................    255     268,469
     5.000%, 08/01/26.......................................    500     584,455
Oakland Unified School District/Alameda County (GO) (AGM)
     5.000%, 08/01/23.......................................    300     336,219
     5.000%, 08/01/24.......................................  1,125   1,281,757
     5.000%, 08/01/25.......................................  1,250   1,444,550
Orange County Sanitation District (RB) Series A
     5.000%, 02/01/23.......................................  1,240   1,394,479
Oxnard Union High School District (GO)
     4.000%, 08/01/21.......................................    320     337,722
     4.000%, 08/01/22.......................................    500     535,730
Palm Springs Unified School District (GO)
     5.000%, 08/01/19.......................................    500     511,810
Palomar Community College District (GO)
     5.000%, 05/01/21.......................................    965   1,039,344
Palomar Community College District (GO) Series D
     5.000%, 08/01/23.......................................    150     170,060
Palos Verdes Peninsula Unified School District (GO) Series B
     5.000%, 11/01/21.......................................    250     271,943
Pasadena Unified School District (GO) Series B
     5.000%, 08/01/24.......................................    800     917,960

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Piedmont Unified School District (GO)
                3.000%, 08/01/20............................    845  $  861,621
Plumas Unified School District (GO) (AGM)
                5.250%, 08/01/21............................    800     867,352
Porterville Unified School District Facilities Improvement
  District (GO) (AGM) Series B
                5.000%, 08/01/19............................    325     332,774
Poway Unified School District (GO)
                5.000%, 08/01/19............................    200     204,874
Rancho Santiago Community College District (GO) (AGM)
                5.250%, 09/01/20............................    500     530,725
Redlands Financing Authority (RB) Series A
                5.000%, 09/01/22............................  1,290   1,426,959
Redlands Unified School District (GO)
                5.000%, 07/01/26............................    300     354,528
                5.000%, 07/01/27............................    500     597,675
Redwood City School District (GO)
                5.000%, 08/01/27............................     50      59,247
                5.000%, 08/01/28............................     85     101,653
Reed Union School District (GO)
                4.000%, 08/01/27............................    460     515,048
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series J
   (currency)   5.250%, 05/15/29 (Pre-refunded @ $ 100,
                  5/15/23)..................................    670     761,167
   (currency)   5.000%, 05/15/33 (Pre-refunded @ $ 100,
                  5/15/23)..................................    500     562,650
Riverside County Infrastructure Financing Authority (RB)
  Series A
                5.000%, 11/01/24............................  1,100   1,263,504
Sacramento City Unified School District (GO)
                5.000%, 07/01/24............................  1,800   2,055,618
Sacramento Municipal Utility District (RB) Series D
                5.000%, 08/15/22............................    525     583,968

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DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23................................  1,050  $1,193,062
            5.000%, 08/15/26................................  1,000   1,189,080
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/22................................  1,000   1,112,320
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22................................    465     514,574
San Diego Community College District (GO)
            5.000%, 08/01/24................................  1,300   1,504,581
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21................................    310     333,566
San Diego County Water Authority Financing Corp. (RB)
  Series A
(currency)  5.250%, 05/01/23 (Pre-refunded @ $100, 11/1/19).  1,395   1,443,616
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22................................    700     775,131
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            4.000%, 05/15/20................................  3,000   3,099,060
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20).  1,975   2,074,994
(currency)  5.375%, 05/15/34 (Pre-refunded @ $100, 5/15/19).    650     663,039
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded @ $100, 5/15/19).    500     510,230
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)..  2,690   2,832,086

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21................................  4,270  $4,673,173
            5.500%, 07/01/25................................  2,550   3,068,874
San Diego Unified School District (GO) (NATL) Series D-1
            5.500%, 07/01/24................................    190     224,210
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20................................    435     456,972
            5.000%, 07/01/21................................  1,705   1,843,940
            5.000%, 07/01/22................................  1,000   1,108,070
            5.000%, 07/01/23................................    300     339,450
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26................................    110     130,501
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23................................    490     552,686
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19................................    325     330,519
San Francisco Bay Area Rapid Transit District Sales Tax
  Revenue (RB)
            4.000%, 07/01/26................................    375     417,596
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre-refunded @ $ 100, 5/1/20).    540     564,268
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre-refunded @ $ 100, 5/3/21).    875     936,775
San Francisco Community College District (GO)
            5.000%, 06/15/20................................  2,100   2,208,129
            5.000%, 06/15/22................................  2,070   2,284,969
            5.000%, 06/15/23................................  3,775   4,252,688
            5.000%, 06/15/24................................  1,365   1,565,177

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20................................    600  $  630,894
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22................................  2,000   2,061,900
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20................................    860     896,696
San Francisco Unified School District (GO)
            5.000%, 06/15/20................................    725     761,134
            5.000%, 06/15/21................................    230     248,009
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22................................  1,580   1,579,984
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)..    335     365,994
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21................................  1,750   1,898,260
San Jose Evergreen Community College District (GO) Series A
            4.000%, 09/01/23................................    100     108,730
San Juan Unified School District (GO)
            3.000%, 08/01/22................................  1,480   1,529,891
            5.000%, 08/01/22................................    800     884,376
            3.000%, 08/01/24................................    610     634,187
            3.000%, 08/01/25................................  1,475   1,535,401
            3.000%, 08/01/26................................  3,135   3,260,431
San Juan Water District (RB)
            5.000%, 02/01/26................................    500     588,170
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21................................    265     286,068
San Mateo County Community College District (GO)
            5.000%, 09/01/27................................    450     540,932

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 CALIFORNIA -- (Continued)
 San Matro County Community College District (GO) Series B
     5.000%, 09/01/28.......................................    400  $  484,344
 San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21.......................................  1,600   1,687,280
 Santa Ana Unified School District (GO)
     5.000%, 08/01/25.......................................    350     407,309
 Santa County Clara (GO) Series C
     5.000%, 08/01/26.......................................    900   1,071,504
     5.000%, 08/01/27.......................................    170     204,384
 Santa Cruz City High School District (GO)
     4.000%, 08/01/22.......................................    715     763,155
 Santa Monica Community College District (GO) Series A
     5.000%, 08/01/22.......................................    225     249,073
     5.000%, 08/01/22.......................................    400     442,796
     5.000%, 08/01/26.......................................    105     124,273
 Santa Monica Public Financing Authority (RB) Series B
     4.000%, 12/01/19.......................................    175     179,270
 Simi Valley Unified School District (GO)
     5.000%, 08/01/23.......................................    260     293,514
 Sonoma Valley Unified School District (GO) Series B
     5.000%, 08/01/25.......................................    500     583,570
 Southern California Public Power Authority (RB)
     4.000%, 07/01/19.......................................    575     583,642
 Standard Elementary School District (GO) Series A
     4.000%, 08/01/24.......................................    240     260,628
 Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20.......................................    150     157,400
 Sylvan Union School District (GO) Series C
     5.000%, 08/01/26.......................................    405     475,583
 Tahoe Forest Hospital District (GO)
     4.000%, 08/01/20.......................................    295     305,953

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)..    415  $  451,914
University of California (RB) Series AF
            5.000%, 05/15/22................................  3,000   3,315,480
(currency)  5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23).    400     451,048
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22).    305     335,976
Upland Unified School District (GO) Series A
            5.000%, 08/01/21................................    500     539,190
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM)
  Series A
            4.000%, 08/01/21................................  1,125   1,186,065
Vista Unified School District (GO)
            5.000%, 08/01/19................................    200     204,874
Walnut Creek Elementary School District Contra Costa County
  (GO)
            4.000%, 09/01/25................................    100     110,287
Washington Unified School District/ Yolo County (GO)
            4.000%, 08/01/19................................    450     457,137
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20................................    100     105,282
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21................................    430     464,783
West Contra Costa Unified School District (GO) Series A
            5.000%, 08/01/24................................  1,095   1,255,177

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO) Series A-1
    5.000%, 08/01/25......................................    520  $    605,498
    5.000%, 08/01/26......................................    545       642,926
    5.000%, 08/01/27......................................    575       684,802
West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/20......................................  1,475     1,578,132
West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21......................................    385       414,322
Western Riverside Water & Wastewater Financing Authority
  (RB) (AGC)
    5.000%, 09/01/19......................................    250       256,728
Westside Union School District (GO) Series A
    3.000%, 08/01/21......................................    300       308,787
    4.000%, 08/01/23......................................    700       759,444
Whittier Union High School District (GO) Series C
    2.000%, 08/01/19......................................    645       646,425
Windsor Unified School District (GO)
    4.000%, 08/01/26......................................    105       115,483
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20......................................    165       167,817
Yosemite Unified School District (GO) (AGM)
    4.000%, 08/01/19......................................    395       401,265
Yuba Community College District (GO) Series B
    4.000%, 08/01/21......................................    355       373,975
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $431,598,575).........         $427,751,392
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds......................   --    $427,751,392   --    $427,751,392
                                        --    ------------   --    ------------
TOTAL................................   --    $427,751,392   --    $427,751,392
                                        ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County
            5.000%, 04/01/20................................    500  $  520,445
Albany County (GO)
            5.000%, 06/01/21................................    370     397,099
Amityville Union Free School District (BAN) (ST AID
  WITHHLDG)
            2.750%, 06/21/19................................    750     753,540
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18................................    200     200,000
            2.250%, 08/15/23................................    290     289,733
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20................................    290     289,904
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19................................    100     100,108
Chappaqua Central School District (GO) (ST AID WITHHLDG)
            2.125%, 06/15/19................................    365     365,613
City of Ithaca (GO) Series A
            3.000%, 02/15/21................................    225     229,239
City of New York (GO) (ETM)
            4.000%, 12/01/18................................    530     530,970
City of New York (GO)
            4.000%, 12/01/18................................  1,470   1,472,543
            5.000%, 08/01/19................................    900     920,169
            4.000%, 08/01/20................................    100     103,223
(currency)  5.450%, 04/01/31 (Pre-refunded @ $100, 4/1/19)..    965     979,600
City of New York (GO) Series 1
            5.000%, 08/01/19................................    500     511,205
City of New York (GO) Series 1-I
            5.000%, 03/01/22................................    265     288,161
City of New York (GO) Series A
            5.000%, 08/01/23................................  1,200   1,338,588
            5.000%, 08/01/24................................    620     702,832
            5.000%, 08/01/25................................    220     252,034

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 NEW YORK -- (Continued)
 City of New York (GO) Series B
     5.000%, 08/01/19.......................................    115  $  117,577
     5.000%, 08/01/21.......................................  1,000   1,073,940
 City of New York (GO) Series C
     5.000%, 08/01/19.......................................    360     368,068
     5.000%, 08/01/20.......................................    200     209,858
     5.000%, 08/01/20.......................................    100     104,929
 City of New York (GO) Series E
     5.000%, 08/01/19.......................................  1,050   1,073,530
     5.000%, 08/01/20.......................................  1,000   1,049,290
     5.000%, 08/01/21.......................................    625     671,212
 City of New York (GO) Series F
     5.000%, 08/01/21.......................................    300     322,182
 City of New York (GO) Series F-1
     5.000%, 06/01/21.......................................    300     321,033
 City of New York (GO) Series G
     5.000%, 08/01/19.......................................    800     817,928
 City of New York (GO) Series J
     5.000%, 08/01/19.......................................    150     153,362
 City of New York (GO)Series J7
     5.000%, 08/01/20.......................................  1,000   1,049,290
 City of New York (GO) Series K
     5.000%, 08/01/19.......................................  1,000   1,022,410
 City of Rochester (GO) Series I
     4.000%, 10/15/21.......................................    675     710,336
 City of Rochester (BAN) Series III
     2.000%, 08/08/19.......................................  1,400   1,399,552
 Columbia County (GO) (AGM) Series A
     2.000%, 02/01/19.......................................    275     275,110
 Corning City School District (GO) (ST AID WITHHLDG)
     5.000%, 06/15/19.......................................    750     764,235
 East Hampton Union Free School District (GO) (ST AID
   WITHHLDG)
     5.000%, 06/01/19.......................................    850     865,376

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
East Islip Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 07/01/19................................    240  $  243,367
Eastport-South Manor Central School District (GO) (ST AID
  WITHHLDG)
            4.000%, 08/01/23................................    500     534,750
Haverstraw-Stony Point Central School District (GO) (ST AID
  WITHHLDG)
            3.000%, 08/15/22................................    200     204,386
            3.000%, 08/15/23................................    360     369,374
Herricks Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/21................................    150     157,341
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21................................    450     445,185
Lancaster Central School District (BAN) (ST AID WITHHLDG)
            3.000%, 06/13/19................................    500     502,920
Lindenhurst Union Free School District (GO) (ST AID
  WITHHLDG)
            2.250%, 09/01/23................................    195     193,231
Long Island Power Authority (RB) Series A
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19)..  1,000   1,020,600
Long Island Power Authority (RB) (BHAC-CR) Series A
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19)..    400     408,240
Longwood Central School District Suffolk County (GO) (ST
  AID WITHHLDG)
            2.000%, 06/15/21................................  1,195   1,193,172
Metropolitan Transportation Authority (RB) (ETM) Series A
(currency)  5.000%, 11/15/21................................    145     157,350
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21................................    855     921,015

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
Metropolitan Transportation Authority (RB) (NATL) Series B
            5.250%, 11/15/18................................  1,285  $1,286,632
Middle Country Central School District (GO) (ST AID
  WITHHLDG)
            2.000%, 08/15/21................................    500     497,975
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20................................    500     499,600
            5.000%, 09/15/24................................    130     148,169
Nassau County (BAN) Series B
            5.000%, 12/14/18................................    700     702,562
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21................................    505     547,390
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/20................................    300     309,285
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB)
(currency)  5.250%, 11/01/27 (Pre-refunded @ $100, 11/1/18).    485     485,000
(currency)  5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/19)..  1,000   1,015,920
New York State (GO) Series C
            5.000%, 04/15/22................................    600     657,444
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29 (Pre-refunded @ $100, 12/1/18).  3,640   3,652,813
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100, 12/1/18).  2,550   2,559,231
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19................................  1,650   1,668,991
            5.000%, 03/15/19................................    510     515,870
            5.000%, 07/01/20................................    395     414,221
(currency)  5.000%, 07/01/21 (Pre-refunded @ $100, 7/1/19)..    455     464,373

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
            5.000%, 12/15/21................................    150  $  162,450
            5.000%, 10/01/22................................    475     525,735
            4.000%, 12/15/22................................    100     106,602
            5.000%, 12/15/22................................    500     552,550
            5.000%, 03/15/23................................    650     721,682
            5.000%, 03/15/23................................    200     222,056
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)..    900     950,355
(currency)  5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/19).  1,600   1,614,576
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19)..    700     714,420
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20................................  2,690   2,791,870
            5.000%, 02/15/22................................  1,000   1,086,940
            5.000%, 02/15/24................................    455     511,943
            5.000%, 02/15/25................................    550     628,133
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19................................    150     151,727
            5.000%, 03/15/20................................    300     312,048
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19................................    175     175,572
            5.000%, 02/15/24................................    300     337,545
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19................................  1,390   1,402,427
            5.000%, 08/15/19................................    495     506,865
            5.000%, 03/15/20................................    850     884,136
            5.000%, 02/15/21................................    900     956,682
            5.000%, 03/15/21................................  1,000   1,064,990
New York State Dormitory Authority Series A
            5.000%, 02/15/20................................  1,750   1,816,272
            5.000%, 03/15/20................................    175     182,028
New York State Environmental Facilities Corp. (RB) Series A
            5.250%, 12/15/18................................    260     261,074
New York State Urban Dev. Corp. (RB) Series A
            5.000%, 03/15/21................................    300     319,497
New York State Urban Dev. Corp. (RB) Series A-1
            5.000%, 03/15/21................................    360     383,396

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20................................    750  $  785,160
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19................................    300     303,453
            5.000%, 03/15/20................................    560     582,490
            5.000%, 03/15/20................................  1,550   1,612,248
            5.000%, 03/15/22................................    630     686,114
            5.000%, 03/15/25................................  1,200   1,372,560
Niagara-Wheatfield Central School District (GO) (ST AID
  WITHHLDG)
            3.000%, 03/15/19................................    330     331,373
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/18................................    740     740,170
            2.000%, 12/15/22................................    285     282,099
            2.000%, 12/15/23................................    550     534,968
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21................................    650     683,091
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23................................    520     521,586
Oneida County (GO)
            5.000%, 04/01/20................................    225     233,944
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31 (Pre-refunded @ $100, 7/1/19)..  1,375   1,403,985
Onondaga County (GO)
            5.000%, 05/15/19................................    115     116,935
Orange County (GO)
            3.000%, 08/15/20................................    665     675,660
            3.000%, 08/15/21................................    830     848,509
Pelham Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 08/15/19................................    605     619,689
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
            3.750%, 06/15/19................................    350     354,029

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                FACE
                                                               AMOUNT^  VALUE+
                                                               ------- --------
                                                                (000)
                                                               -------
 NEW YORK -- (Continued)
 Plainview Old Bethpage Central School District (GO) (ST AID
   WITHHLDG)
     4.000%, 12/15/18.........................................   320   $320,845
 Port Authority of New York & New Jersey (RB) Series 189
     5.000%, 05/01/23.........................................   305    340,407
 Port Authority of New York & New Jersey (RB) Series 194
     5.000%, 10/15/19.........................................   790    813,313
 Port Washington Union Free School District (GO) (ST AID
   WITHHLDG)
     2.000%, 12/01/18.........................................   350    350,053
     3.000%, 08/01/21.........................................   135    137,897
 Red Hook Central School District (GO) (ST AID WITHHLDG)
     4.000%, 06/15/20.........................................   150    154,634
 Riverhead Central School District (GO) (ST AID WITHHLDG)
     3.000%, 03/15/22.........................................   120    123,060
     2.000%, 10/15/22.........................................   280    277,995
 Sachem Central School District (GO) (ST AID WITHHLDG)
     5.000%, 10/15/19.........................................   200    205,864
 Schenectady County (GO)
     5.000%, 06/15/25.........................................   140    161,781
 Schenectady County (GO) Series B
     3.000%, 12/15/21.........................................   470    479,842
 Sewanhaka Central High School District of Elmont (GO) (ST
   AID WITHHLDG)
     3.000%, 07/15/23.........................................   590    606,437
 Spencerport Central School District (GO) (ST AID WITHHLDG)
     2.000%, 06/15/21.........................................   500    497,590
 Suffern Central School District (GO) (ST AID WITHHLDG)
     5.000%, 10/15/21.........................................   215    232,374
 Taconic Hills Central School District at Craryville (GO) (ST
   AID WITHHLDG)
     5.000%, 06/15/20.........................................   100    104,722
     4.000%, 06/15/22.........................................   250    265,033

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
NEW YORK -- (Continued)
Town of Amherst (BAN)
    3.250%, 11/07/19........................................  2,000  $2,024,240
Town of Babylon (GO)
    3.000%, 07/01/25........................................    375     388,069
Town of Bedford (GO) Series A
    3.000%, 03/15/21........................................    455     464,409
    3.000%, 03/15/25........................................    330     340,834
Town of Brookhaven (GO) Series A
    3.000%, 03/15/22........................................    650     666,575
Town of Cheektowaga (GO)
    5.000%, 07/15/23........................................    265     295,833
Town of Clarence (GO)
    2.250%, 08/01/24........................................    210     207,423
Town of Hempstead (GO) Series B
    5.000%, 09/15/20........................................  1,030   1,085,424
    5.000%, 09/15/21........................................  2,250   2,427,457
Town of Huntington (GO)
    2.000%, 12/01/23........................................    220     216,185
Town of Huntington (GO) Series B
    5.000%, 11/01/20........................................  2,280   2,412,354
Town of LaGrange (GO)
    4.000%, 03/01/19........................................    280     282,005
    4.000%, 03/01/20........................................    220     225,832
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24........................................    425     438,961
Triborough Bridge & Tunnel Authority (RB) Series A
    5.000%, 11/15/18........................................    140     140,160
    5.000%, 11/15/20........................................    165     174,555
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19........................................    300     309,432
Triborough Bridge & Tunnel Authority (RB) Series B
    4.000%, 11/15/18........................................    250     250,195
    5.000%, 11/15/18........................................  1,170   1,171,334
    5.000%, 11/15/19........................................    820     845,781
    5.000%, 11/15/20........................................    570     603,009
    5.000%, 11/15/22........................................    190     210,127
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/18........................................    100     100,078
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 07/15/19........................................    145     148,109
    5.000%, 07/15/21........................................    230     247,556

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                FACE
                                                               AMOUNT^  VALUE+
                                                               ------- --------
                                                                (000)
                                                               -------
 NEW YORK -- (Continued)
 Ulster County (GO)
     2.000%, 11/15/22.........................................   240   $235,236
 Vestal Central School District (GO) (AGM ST AID WITHHLDG)
     3.750%, 06/15/19.........................................   150    151,727
 Village of Farmingdale (GO)
     3.000%, 07/15/21.........................................   215    219,997
 Wantagh Union Free School District (GO) (ST AID WITHHLDG)
     2.000%, 11/15/22.........................................   250    248,078

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
NEW YORK -- (Continued)
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21.......................................   400   $   396,108
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $99,059,886)...........         $98,421,195
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
 Municipal Bonds......................   --     $98,421,195   --    $98,421,195
                                         --     -----------   --    -----------
 TOTAL................................   --     $98,421,195   --    $98,421,195
                                         ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Belle Plaine Independent School District No. 716 (GO) (SD
  CRED PROG) Series A
    4.000%, 02/01/19........................................    100  $  100,517
Bloomington Independent School District No. 271 (GO) (SD
  CRED PROG) Series A
    5.000%, 02/01/21........................................    100     106,239
Chaska Independent School District No. 112 (GO) (SD CRED
  PROG) Series A
    5.000%, 02/01/21........................................  1,150   1,219,920
City of Bemidji (GO) (AGM) Series A
    5.000%, 02/01/20........................................    230     237,988
    5.000%, 02/01/21........................................    575     609,442
City of Cambridge (GO) Series A
    3.000%, 02/01/23........................................    375     382,957
City of Chaska (GO) Series B
    5.000%, 02/01/21........................................    385     408,758
City of Circle Pines (GO) Series B
    3.000%, 02/01/21........................................    215     218,700
City of Duluth (GO) Series A
    3.000%, 02/01/20........................................    240     242,640
City of East Grand Forks (GO) Series A
    3.000%, 02/01/21........................................    200     202,868
City of Hopkins (GO) Series D
    3.000%, 02/01/22........................................    130     132,870
City of Hutchinson (GO) Series C
    2.000%, 02/01/19........................................    140     139,992
City of Kasson (GO)
    4.000%, 02/01/23........................................    320     339,882
City of Kasson (GO) Series A
    2.000%, 02/01/20........................................    160     159,666
City of Lakeville (GO) Series A
    5.000%, 02/01/19........................................    605     609,640
    5.000%, 02/01/20........................................    470     487,150
City of Lakeville (GO) Series B
    5.000%, 02/01/24........................................    710     800,852

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MINNESOTA -- (Continued)
City of Mahtomedi (GO) Series A
            2.000%, 02/01/19................................    225  $  225,068
City of Marshall (GO) Series B
            5.000%, 02/01/21................................    110     116,813
City of Minneapolis (GO)
            2.000%, 12/01/19................................    100     100,021
            2.000%, 12/01/20................................    480     478,541
            3.000%, 12/01/27................................  5,000   5,011,000
City of New Ulm (GO) Series B
            2.000%, 12/01/18................................    220     220,024
            2.000%, 12/01/19................................    325     325,101
City of Red Wing (GO) Series A
            4.000%, 02/01/26................................    700     755,202
City of Richfield (GO) Series A
            3.000%, 02/01/24................................    255     261,735
City of Rochester (GO) Series A
            5.000%, 02/01/20................................  1,000   1,035,990
City of Saint Cloud (GO) Series A
            3.000%, 02/01/24................................    450     459,549
City of Saint Cloud (GO) Series B
            5.000%, 02/01/20................................    275     284,966
City of Saint Cloud (RB) Series A
(currency)  5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)..    300     312,945
City of Saint Francis (GO) Series A
            3.000%, 02/01/19................................    275     275,679
            3.000%, 02/01/20................................    285     287,995
City of Saint Paul (GO) Series A
            5.000%, 09/01/21................................    610     657,129
City of Saint Paul (GO) Series B
            5.000%, 11/01/20................................    835     882,286
City of Saint Paul Sewer Revenue (RB) Series C
            3.000%, 12/01/19................................    250     252,658
City of Savage (GO) Series A
            3.000%, 02/01/22................................    325     330,736
City of Shoreview (GO) Series A
            3.000%, 02/01/21................................    290     294,927

                        DFA MN MUNICIPAL BOND PORTFOLIO

                                   CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MINNESOTA -- (Continued)
City of Waconia (GO) Series A
   3.000%, 02/01/23.........................................    450  $  460,282
   3.000%, 02/01/26.........................................    820     833,907
City of West Saint Paul (GO) Series A
   3.000%, 02/01/23.........................................    230     234,881
City of Woodbury (GO) Series A
   2.000%, 02/01/20.........................................    135     134,981
   2.000%, 02/01/22.........................................    145     143,914
Cloquet Independent School District No. 94 (GO) (SD CRED
  PROG) Series A
   5.000%, 04/01/22.........................................    910     988,961
Cook County (GO) Series A
   3.000%, 02/01/21.........................................    180     182,660
County of Itasca (GO) Series A
   5.000%, 02/01/24.........................................    545     609,032
County of Olmsted (GO) Series A
   5.000%, 02/01/24.........................................    675     759,955
   4.000%, 02/01/27.........................................    445     474,606
County of Rice (GO)
   3.000%, 02/01/20.........................................    220     222,611
County of Sherburne (GO) Series A
   3.000%, 02/01/24.........................................  1,360   1,394,558
County of Swift (GO) Series A
   3.000%, 02/01/23.........................................    215     219,913
Dakota County Community Development Agency (RB) (CNTY GTD)
  Series B
   5.000%, 01/01/23.........................................  1,180   1,308,750
Eden Prairie Independent School District No. 272 (GO) (SD
  CRED PROG) Series C
   5.000%, 02/01/20.........................................  1,105   1,143,929
Edina Independent School District No. 273 (GO) (SD CRED
  PROG) Series B
   5.000%, 02/01/20.........................................  1,000   1,036,110
Fosston Independent School District No. 601 (GO) (SD CRED
  PROG)
   4.000%, 02/01/25.........................................    550     592,801
Hastings Independent School District No. 200 (GO) (SD CRED
  PROG) Series A
   5.000%, 02/01/21.........................................    740     784,992

                                                                     FACE
                                                                    AMOUNT^   VALUE+
                                                                    ------- ----------
                                                                     (000)
                                                                    -------
MINNESOTA -- (Continued)
Hennepin County (GO) Series A
               5.000%, 12/01/20....................................    400  $  423,740
               5.000%, 12/01/22....................................  2,125   2,352,460
Hennepin County (GO) Series B
               5.000%, 12/01/21....................................  2,000   2,169,620
Hennepin County Sales Tax Revenue (RB)
               5.000%, 12/15/19....................................    250     258,398
Housing & Redevelopment Authority of The City of Saint Paul
  Minnesota (RB) Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19)           350     361,385
Itasca County (GO) Series A
               5.000%, 02/01/23....................................    865     950,860
Lakeville Independent School District No. 194 (GO) (SD CRED PROG)
  Series A
               5.000%, 02/01/20....................................    345     357,675
Luverne Independent School District No. 2184 (GO) (SD CRED PROG)
  Series A
               4.000%, 02/01/21....................................    510     530,461
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG)
  Series A
               5.000%, 02/01/21....................................    175     185,404
Metropolitan Council (GO) Series B
               5.000%, 03/01/21....................................    350     372,218
Metropolitan Council (GO) Series C
               5.000%, 03/01/26....................................  1,550   1,794,528
Milaca Independent School District No. 912 (GO) (SD CRED PROG)
  Series A
               4.000%, 02/01/23....................................    825     874,549
               4.000%, 02/01/24....................................    830     887,046
Minneapolis Special School District No. 1 (GO) (SD CRED PROG)
  Series B
               5.000%, 02/01/24....................................  1,200   1,351,656

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                                     FACE
                                                                                                    AMOUNT^   VALUE+
                                                                                                    ------- ----------
                                                                                                     (000)
                                                                                                    -------
MINNESOTA -- (Continued)
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA 6.000%, 10/01/40...............
   (Pre-refunded @ $100, 10/1/21)..................................................................    450  $  496,926
Minnesota Public Facilities Authority (RB) Series C 3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20).    770     781,442
Minnesota State (GO) Series A
   5.000%, 10/01/20................................................................................    505     532,033
   5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)..................................................    250     262,365
Minnesota State (GO) Series B
   5.000%, 08/01/19................................................................................    100     102,234
   5.000%, 08/01/19................................................................................  1,500   1,533,510
   5.000%, 10/01/19................................................................................    500     513,600
Minnesota State (GO) Series D
   5.000%, 08/01/19................................................................................     50      51,117
   5.000%, 08/01/20................................................................................  1,975   2,071,992
   5.000%, 08/01/22................................................................................  1,820   1,997,450
Minnesota State (GO) (ETM) Series D
(currency)  5.000%, 08/01/20.......................................................................     25      26,215
Minnesota State 911 Services Revenue (RB) 5.000%, 06/01/20 (Pre-refunded @ $100, 6/1/19)...........  2,100   2,137,737
Minnesota State Colleges & Universities (RB) Series A
   4.000%, 10/01/19................................................................................    100     101,837
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/24................................................................................    600     644,286
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/23................................................................................  1,490   1,585,062
   4.000%, 02/01/24................................................................................    300     321,687

                                                                                                   FACE
                                                                                                  AMOUNT^  VALUE+
                                                                                                  ------- --------
                                                                                                   (000)
                                                                                                  -------
MINNESOTA -- (Continued)
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
   3.000%, 02/01/23..............................................................................   150   $153,549
New Prague Independent School District No. 721 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/20..............................................................................   605    619,290
   5.000%, 02/01/20..............................................................................   320    331,475
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20..............................................................................   300    310,758
North St Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/22..............................................................................   255    276,665
   3.000%, 02/01/24..............................................................................   255    260,975
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/21..............................................................................   500    502,670
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
   5.000%, 02/01/20..............................................................................   780    808,509
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
   2.000%, 02/01/21..............................................................................   300    297,417
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20..............................................................................   250    258,870
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
   5.000%, 02/01/20..............................................................................   205    212,351
   5.000%, 02/01/22..............................................................................   210    227,705
Rockford Independent School District No. 883 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/19..............................................................................   200    201,524

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
MINNESOTA -- (Continued)
Saint Michael-Albertville Independent School District
  No. 885 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/19.........................................    150  $  150,768
St Louis County Independent School District No. 2142 (GO)
  (SD CRED PROG) Series A
   3.000%, 02/01/20.........................................    600     606,972
Three Rivers Park District (GO) Series C
   5.000%, 02/01/21.........................................  1,060   1,125,890
University of Minnesota (RB) Series B
   4.000%, 01/01/20.........................................    700     715,526
Washington County (GO) Series A
   5.000%, 02/01/19.........................................    150     151,154

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
MINNESOTA -- (Continued)
   5.000%, 02/01/21.........................................   310   $   329,270
Watertown-Mayer Independent School District No. 111 (GO)
  (SD CRED PROG) Series B
   4.000%, 02/01/20.........................................   500       511,935
Westonka Independent School District No. 277 (GO) (SD CRED
  PROG) Series A
   2.000%, 02/01/20.........................................   500       499,565
White Bear Lake Independent School District No. 624 (GO)
  (SD CRED PROG) Series A
   3.000%, 02/01/23.........................................   350       356,405
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $67,153,395)............         $65,434,025
                                                                     ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------
                                                   LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                   -------  ----------- ------- -----------
Municipal Bonds...................................   --     $65,434,025   --    $65,434,025
                                                     --     -----------   --    -----------
TOTAL.............................................   --     $65,434,025   --    $65,434,025
                                                     ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA
                                                                              DFA TWO-YEAR     SELECTIVELY    DFA FIVE-YEAR
                                                              DFA ONE-YEAR    GLOBAL FIXED    HEDGED GLOBAL   GLOBAL FIXED
                                                              FIXED INCOME       INCOME       FIXED INCOME       INCOME
                                                               PORTFOLIO*      PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $179,222, $79,106, $10,453
  and $55,479 of securities on loan, respectively).......... $    7,930,310  $    5,519,094  $    1,190,821  $   14,803,255
Temporary Cash Investments at Value & Cost..................         65,069              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $177,361, $80,881, $10,691 and
  $56,717)..................................................        177,374          80,883          10,691          56,718
Foreign Currencies at Value.................................             --              10               5           1,970
Cash........................................................             --          13,296           8,626          27,431
Receivables:
   Investment Securities Sold...............................             --          33,027          10,219         160,915
   Dividends and Interest...................................         31,854          35,274           7,274          72,377
   Securities Lending Income................................             24              22              --               5
   Fund Shares Sold.........................................          7,536           3,646             611          13,743
Unrealized Gain on Forward Currency Contracts...............             --          15,721           5,587         229,904
Unrealized Gain on Foreign Currency Contracts...............             --              24               8               1
Prepaid Expenses and Other Assets...........................             96              81              16             115
                                                             --------------  --------------  --------------  --------------
       Total Assets.........................................      8,212,263       5,701,078       1,233,858      15,366,434
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        177,388          80,873          10,691          56,735
   Investment Securities Purchased..........................         33,166          23,373          11,192         159,220
   Fund Shares Redeemed.....................................         29,697           3,190             935          12,270
   Due to Advisor...........................................          1,015             713             156           3,216
Unrealized Loss on Forward Currency Contracts...............             --           1,352              72           2,706
Unrealized Loss on Foreign Currency Contracts...............             --               5              --              53
Accrued Expenses and Other Liabilities......................            926             633             108           1,248
                                                             --------------  --------------  --------------  --------------
       Total Liabilities....................................        242,192         110,139          23,154         235,448
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    7,970,071  $    5,590,939  $    1,210,704  $   15,130,986
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $7,970,071; $5,590,939; $1,210,704 and $15,130,986 and
  shares outstanding of 778,033,762, 561,959,000,
  126,075,029 and 1,388,601,202, respectively............... $        10.24  $         9.95  $         9.60  $        10.90
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   4,000,000,000   1,000,000,000   6,600,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    7,962,743  $    5,587,346  $    1,220,136  $   15,414,917
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           10  $            5  $        1,973
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,023,323  $    5,605,293  $    1,282,447  $   15,264,549
Total Distributable Earnings (Loss).........................        (53,252)        (14,354)        (71,743)       (133,563)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    7,970,071  $    5,590,939  $    1,210,704  $   15,130,986
                                                             ==============  ==============  ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              DFA WORLD EX                       DFA
                                                                  U.S.        DFA SHORT-     INTERMEDIATE     DFA SHORT-
                                                               GOVERNMENT        TERM         GOVERNMENT     TERM EXTENDED
                                                              FIXED INCOME    GOVERNMENT     FIXED INCOME       QUALITY
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                                             -------------- --------------  --------------  --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $70,964 of
  securities on loan, respectively)......................... $    1,094,357 $    2,286,477  $    4,905,534  $    5,534,385
Temporary Cash Investments at Value & Cost..................             --          6,653          12,737              --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $0 and $72,658)..........             --             --              --          72,662
Foreign Currencies at Value.................................          1,191             --              --             537
Cash........................................................          7,097             --              --          50,927
Receivables:
   Investment Securities Sold...............................             --             --              --           6,327
   Dividends and Interest...................................          8,958         11,564          49,291          36,450
   Securities Lending Income................................             --             --              --              23
   Fund Shares Sold.........................................          1,823          2,064           5,080           7,729
Unrealized Gain on Forward Currency Contracts...............         18,296             --              --          22,318
Prepaid Expenses and Other Assets...........................             19             23              43              61
                                                             -------------- --------------  --------------  --------------
       Total Assets.........................................      1,131,741      2,306,781       4,972,685       5,731,419
                                                             -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --              --          72,645
   Fund Shares Redeemed.....................................          5,223          1,846           7,100           6,075
   Due to Advisor...........................................            152            333             420             937
Unrealized Loss on Forward Currency Contracts...............            244             --              --           1,258
Accrued Expenses and Other Liabilities......................             85            228             495             445
                                                             -------------- --------------  --------------  --------------
       Total Liabilities....................................          5,704          2,407           8,015          81,360
                                                             -------------- --------------  --------------  --------------
NET ASSETS.................................................. $    1,126,037 $    2,304,374  $    4,964,670  $    5,650,059
                                                             ============== ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $1,126,037; $2,304,374; $4,964,670 and $5,650,059 and
  shares outstanding of 107,737,354, 221,992,018,
  417,732,682 and 528,996,608, respectively................. $        10.45 $        10.38  $        11.88  $        10.68
                                                             ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000   1,700,000,000   3,000,000,000
                                                             ============== ==============  ==============  ==============
Investments at Cost......................................... $    1,128,949 $    2,343,262  $    5,110,308  $    5,699,849
                                                             ============== ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,193 $           --  $           --  $          539
                                                             ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,077,741 $    2,366,172  $    5,186,418  $    5,737,479
Total Distributable Earnings (Loss).........................         48,296        (61,798)       (221,748)        (87,420)
                                                             -------------- --------------  --------------  --------------
NET ASSETS.................................................. $    1,126,037 $    2,304,374  $    4,964,670  $    5,650,059
                                                             ============== ==============  ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERMEDIATE-                         DFA
                                                              TERM EXTENDED   DFA TARGETED      GLOBAL CORE           DFA
                                                                 QUALITY         CREDIT         PLUS FIXED        INVESTMENT
                                                               PORTFOLIO*      PORTFOLIO*    INCOME PORTFOLIO* GRADE PORTFOLIO *
                                                             --------------  --------------  ----------------- -----------------
ASSETS:
Investments at Value (including $90,021, $17,080, $11,859
  and $320,795 of securities on loan, respectively)......... $    1,764,512  $      639,321    $    572,484     $    8,495,273
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $92,090, $17,485, $12,150 and
  $328,162).................................................         92,092          17,485          12,149            328,173
Foreign Currencies at Value.................................             --              67              79                  1
Cash........................................................          1,391           3,219           4,533             34,367
Receivables:
   Investment Securities Sold...............................          3,431              --             231             37,936
   Dividends and Interest...................................         17,475           5,470           5,570             79,102
   Securities Lending Income................................              6               1               5                 54
   Fund Shares Sold.........................................          1,222             871           2,263              9,290
Unrealized Gain on Forward Currency Contracts...............             --           3,903           7,427              4,254
Deferred Offering Costs.....................................             --              --              13                 --
Prepaid Expenses and Other Assets...........................             26              17              19                 93
                                                             --------------  --------------    ------------     --------------
       Total Assets.........................................      1,880,155         670,354         604,773          8,988,543
                                                             --------------  --------------    ------------     --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................         92,111          17,487          12,150            328,235
   Fund Shares Redeemed.....................................          5,411             912              94             19,482
   Due to Advisor...........................................            300              75              88              1,410
Unrealized Loss on Forward Currency Contracts...............             --              28              20                 --
Accrued Expenses and Other Liabilities......................            142              72              96                623
                                                             --------------  --------------    ------------     --------------
       Total Liabilities....................................         97,964          18,574          12,448            349,750
                                                             --------------  --------------    ------------     --------------
NET ASSETS.................................................. $    1,782,191  $      651,780    $    592,325     $    8,638,793
                                                             ==============  ==============    ============     ==============
Institutional Class Shares -- based on net assets of
  $1,782,191; $651,780; $592,325 and $8,638,793 and shares
  outstanding of 176,205,456, 66,541,772, 59,913,799 and
  832,211,323, respectively................................. $        10.11  $         9.80    $       9.89     $        10.38
                                                             ==============  ==============    ============     ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,000,000,000     500,000,000      2,000,000,000
                                                             ==============  ==============    ============     ==============
Investments at Cost......................................... $    1,863,119  $      658,878    $    604,510     $    8,864,782
                                                             ==============  ==============    ============     ==============
Foreign Currencies at Cost.................................. $           --  $           67    $         80     $            1
                                                             ==============  ==============    ============     ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,894,927  $      664,980    $    596,746     $    9,007,796
Total Distributable Earnings (Loss).........................       (112,736)        (13,200)         (4,421)          (369,003)
                                                             --------------  --------------    ------------     --------------
NET ASSETS.................................................. $    1,782,191  $      651,780    $    592,325     $    8,638,793
                                                             ==============  ==============    ============     ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     DFA                        DFA INFLATION-    DFA SHORT-
                                                                 DIVERSIFIED                      PROTECTED      DURATION REAL
                                                                 FIXED INCOME      DFA LTIP       SECURITIES        RETURN
                                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO*
                                                                --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........ $      648,278              --              --              --
Investments at Value (including $0, $0, $0 and $48,806 of
  securities on loan, respectively)............................        147,537  $      167,475  $    4,475,526  $    1,405,684
Temporary Cash Investments at Value & Cost.....................            290              --           6,555              --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $0 and $49,992).............             --              --              --          49,993
Foreign Currencies at Value....................................             --              --              --              16
Cash...........................................................             --           1,191              --          14,438
Receivables:
   Dividends and Interest......................................            270             364          11,425           8,705
   Securities Lending Income...................................             --              --              --               5
   Fund Shares Sold............................................          1,159             512           4,315           2,394
   From Advisor................................................             15              --              --              --
Unrealized Gain on Swap Contracts..............................             --              --              --          10,173
Unrealized Gain on Forward Currency Contracts..................             --              --              --           5,883
Prepaid Expenses and Other Assets..............................             32               6              42              33
                                                                --------------  --------------  --------------  --------------
       Total Assets............................................        797,581         169,548       4,497,863       1,497,324
                                                                --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................             --              --              --          49,989
   Investment Securities/Affiliated Investment Companies
     Purchased.................................................             --             862              --           1,495
   Fund Shares Redeemed........................................          1,229               4           5,764             960
   Due to Advisor..............................................             --              10             383             241
Unrealized Loss on Swap Contracts..............................             --              --              --           2,569
Unrealized Loss on Forward Currency Contracts..................             --              --              --             195
Accrued Expenses and Other Liabilities.........................             56              24             390             157
                                                                --------------  --------------  --------------  --------------
       Total Liabilities.......................................          1,285             900           6,537          55,606
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $      796,296  $      168,648  $    4,491,326  $    1,441,718
                                                                ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $796,296;
  $168,648; $4,491,326 and $1,441,718 and shares
  outstanding of 84,041,925, 19,912,256, 399,329,548 and
  145,342,613, respectively.................................... $         9.47  $         8.47  $        11.25  $         9.92
                                                                ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000   1,000,000,000   1,500,000,000   1,500,000,000
                                                                ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost......... $      666,024  $           --  $           --  $           --
                                                                ==============  ==============  ==============  ==============
Investments at Cost............................................ $      151,529  $      182,846  $    4,614,951  $    1,441,232
                                                                ==============  ==============  ==============  ==============
Foreign Currencies at Cost..................................... $           --  $           --  $           --  $           16
                                                                ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      818,033  $      183,480  $    4,643,226  $    1,453,285
Total Distributable Earnings (Loss)............................        (21,737)        (14,832)       (151,900)        (11,567)
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $      796,296  $      168,648  $    4,491,326  $    1,441,718
                                                                ==============  ==============  ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                     DFA
                                                                                 CALIFORNIA                     DFA SHORT-
                                                                 DFA MUNICIPAL    MUNICIPAL                        TERM
                                                                  REAL RETURN    REAL RETURN  DFA MUNICIPAL     MUNICIPAL
                                                                   PORTFOLIO      PORTFOLIO   BOND PORTFOLIO  BOND PORTFOLIO
                                                                --------------  ------------  --------------  --------------
ASSETS:
Investments at Value........................................... $      838,596  $    117,836  $      446,806  $    2,514,370
Cash...........................................................         18,831         3,359             534           6,942
Receivables:
   Dividends and Interest......................................          8,717         1,554           5,779          33,468
   Fund Shares Sold............................................          1,265           146           1,187           2,022
Unrealized Gain on Swap Contracts..............................         14,183           464              --              --
Prepaid Expenses and Other Assets..............................             28            12              23              60
                                                                --------------  ------------  --------------  --------------
       Total Assets............................................        881,620       123,371         454,329       2,556,862
                                                                --------------  ------------  --------------  --------------
LIABILITIES:
Payables:
   Investment Securities Purchased.............................         13,722           518              --              --
   Fund Shares Redeemed........................................            983           125             783           3,022
   Due to Advisor..............................................            147            11              66             434
   Due to Broker...............................................             25            --              --              --
Unrealized Loss on Swap Contracts..............................            962           326              --              --
Accrued Expenses and Other Liabilities.........................             71            23              33             149
                                                                --------------  ------------  --------------  --------------
       Total Liabilities.......................................         15,910         1,003             882           3,605
                                                                --------------  ------------  --------------  --------------
NET ASSETS..................................................... $      865,710  $    122,368  $      453,447  $    2,553,257
                                                                ==============  ============  ==============  ==============
Institutional Class Shares -- based on net assets of $865,710;
  $122,368; $453,447 and $2,553,257 and shares outstanding
  of 89,180,956, 12,489,698, 45,539,594 and 252,675,437,
  respectively................................................. $         9.71  $       9.80  $         9.96  $        10.10
                                                                ==============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000   500,000,000   1,000,000,000   1,500,000,000
                                                                ==============  ============  ==============  ==============
Investments at Cost............................................ $      860,767  $    120,318  $      454,095  $    2,528,229
                                                                ==============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      877,039  $    124,671  $      460,618  $    2,566,538
Total Distributable Earnings (Loss)............................        (11,329)       (2,303)         (7,171)        (13,281)
                                                                --------------  ------------  --------------  --------------
NET ASSETS..................................................... $      865,710  $    122,368  $      453,447  $    2,553,257
                                                                ==============  ============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA                        DFA CALIFORNIA
                                                                                 INTERMEDIATE-   DFA CALIFORNIA  INTERMEDIATE-
                                                                                      TERM         SHORT-TERM         TERM
                                                                                   MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                                 BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                                                 --------------  --------------  --------------
ASSETS:
Investments at Value............................................................ $    1,756,946  $    1,150,991  $      427,751
Cash............................................................................          1,063          24,460          10,227
Receivables:
   Investment Securities Sold...................................................         17,254              --              --
   Dividends and Interest.......................................................         20,837          14,187           5,494
   Fund Shares Sold.............................................................          4,097           1,399             274
Prepaid Expenses and Other Assets...............................................             28              24              16
                                                                                 --------------  --------------  --------------
       Total Assets.............................................................      1,800,225       1,191,061         443,762
                                                                                 --------------  --------------  --------------
LIABILITIES:
Payables:
   Investment Securities Purchased..............................................             --           4,689           2,997
   Fund Shares Redeemed.........................................................         17,153             381           5,113
   Due to Advisor...............................................................            306             197              74
Accrued Expenses and Other Liabilities..........................................             86              61              29
                                                                                 --------------  --------------  --------------
       Total Liabilities........................................................         17,545           5,328           8,213
                                                                                 --------------  --------------  --------------
NET ASSETS...................................................................... $    1,782,680  $    1,185,733  $      435,549
                                                                                 ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $1,782,680; $1,185,733 and
  $435,549 and shares outstanding of 179,463,561, 115,905,144 and
  42,162,130, respectively...................................................... $         9.93  $        10.23  $        10.33
                                                                                 ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                                 ==============  ==============  ==============
Investments at Cost............................................................. $    1,783,012  $    1,155,011  $      431,599
                                                                                 ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $    1,808,328  $    1,189,596  $      439,281
Total Distributable Earnings (Loss).............................................        (25,648)         (3,863)         (3,732)
                                                                                 --------------  --------------  --------------
NET ASSETS...................................................................... $    1,782,680  $    1,185,733  $      435,549
                                                                                 ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA NY          DFA MN
                                                                                          MUNICIPAL       MUNICIPAL
                                                                                        BOND PORTFOLIO  BOND PORTFOLIO
                                                                                        --------------  --------------
ASSETS:
Investments at Value................................................................... $       98,421   $     65,434
Cash...................................................................................          2,823          1,447
Receivables:
   Dividends and Interest..............................................................          1,242            746
   Fund Shares Sold....................................................................             10             45
Prepaid Expenses and Other Assets......................................................              7              9
                                                                                        --------------   ------------
       Total Assets....................................................................        102,503         67,681
                                                                                        --------------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased.....................................................          2,024            807
   Fund Shares Redeemed................................................................             24            537
   Due to Advisor......................................................................             12             11
Accrued Expenses and Other Liabilities.................................................             11              8
                                                                                        --------------   ------------
       Total Liabilities...............................................................          2,071          1,363
                                                                                        --------------   ------------
NET ASSETS............................................................................. $      100,432   $     66,318
                                                                                        ==============   ============
Institutional Class Shares -- based on net assets of $ 100,432 and $ 66,318 and shares
  outstanding of 9,948,380 and 6,816,187, respectively................................. $        10.10   $       9.73
                                                                                        ==============   ============
NUMBER OF SHARES AUTHORIZED............................................................  1,000,000,000    500,000,000
                                                                                        ==============   ============
Investments at Cost.................................................................... $       99,060   $     67,153
                                                                                        ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $      101,053   $     68,048
Total Distributable Earnings (Loss)....................................................           (621)        (1,730)
                                                                                        --------------   ------------
NET ASSETS............................................................................. $      100,432   $     66,318
                                                                                        ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                              DFA TWO-YEAR  SELECTIVELY  DFA FIVE-YEAR
                                                                 DFA ONE-YEAR GLOBAL FIXED HEDGED GLOBAL GLOBAL FIXED
                                                                 FIXED INCOME    INCOME    FIXED INCOME     INCOME
                                                                  PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                 ------------ ------------ ------------- -------------
INVESTMENT INCOME
   Interest.....................................................   $151,197     $102,509     $ 21,284      $ 191,556
   Income from Securities Lending...............................        571          355           35            146
                                                                   --------     --------     --------      ---------
          Total Investment Income...............................    151,768      102,864       21,319        191,702
                                                                   --------     --------     --------      ---------
EXPENSES
   Investment Management Fees...................................     11,832        8,119        1,789         36,815
   Accounting & Transfer Agent Fees.............................        509          460           87          1,478
   Custodian Fees...............................................        164          149           35            605
   Filing Fees..................................................        253          186           50            431
   Shareholders' Reports........................................        233          164           35            537
   Directors'/Trustees' Fees & Expenses.........................         32           22            5             59
   Professional Fees............................................        114           85           22            225
   Other........................................................        174          139           29            346
                                                                   --------     --------     --------      ---------
          Total Expenses........................................     13,311        9,324        2,052         40,496
                                                                   --------     --------     --------      ---------
   Fees Paid Indirectly (Note C)................................         --         (151)         (15)          (525)
                                                                   --------     --------     --------      ---------
   Net Expenses.................................................     13,311        9,173        2,037         39,971
                                                                   --------     --------     --------      ---------
   NET INVESTMENT INCOME (LOSS).................................    138,457       93,691       19,282        151,731
                                                                   --------     --------     --------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................    (17,244)     (43,407)      (8,987)      (204,764)
       Affiliated Investment Companies Shares Sold..............        (27)          (5)          (2)           (17)
       Foreign Currency Transactions............................         --         (217)         (89)         5,633
       Forward Currency Contracts...............................         --       63,372       24,270        536,489
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............    (21,946)     (51,466)     (28,811)      (587,143)
       Affiliated Investment Companies Shares...................         17            3           --              3
       Translation of Foreign Currency Denominated Amounts......         --          (34)         (17)          (821)
       Forward Currency Contracts...............................         --      (12,380)       8,093        152,598
                                                                   --------     --------     --------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................    (39,200)     (44,134)      (5,543)       (98,022)
                                                                   --------     --------     --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.   $ 99,257     $ 49,557     $ 13,739      $  53,709
                                                                   ========     ========     ========      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA WORLD EX                DFA
                                                                        U.S.     DFA SHORT- INTERMEDIATE  DFA SHORT-
                                                                     GOVERNMENT     TERM     GOVERNMENT  TERM EXTENDED
                                                                    FIXED INCOME GOVERNMENT FIXED INCOME    QUALITY
                                                                     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO#
                                                                    ------------ ---------- ------------ -------------
INVESTMENT INCOME
   Interest........................................................   $ 11,821    $ 38,911   $ 113,693     $ 115,080
   Income from Securities Lending..................................         --          --          --           268
                                                                      --------    --------   ---------     ---------
          Total Investment Income..................................     11,821      38,911     113,693       115,348
                                                                      --------    --------   ---------     ---------
EXPENSES
   Investment Management Fees......................................      1,870       3,878       4,839        11,628
   Accounting & Transfer Agent Fees................................         78         200         644           593
   Custodian Fees..................................................         62          24          49           115
   Filing Fees.....................................................         57          72         134           167
   Shareholders' Reports...........................................         38          81         185           229
   Directors'/Trustees' Fees & Expenses............................          4           9          19            23
   Professional Fees...............................................         15          33          69            90
   Other...........................................................         24          50         106           130
                                                                      --------    --------   ---------     ---------
          Total Expenses...........................................      2,148       4,347       6,045        12,975
                                                                      --------    --------   ---------     ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................        (70)         --          --          (185)
   Fees Paid Indirectly (Note C)...................................        (64)         --          --            --
                                                                      --------    --------   ---------     ---------
   Net Expenses....................................................      2,014       4,347       6,045        12,790
                                                                      --------    --------   ---------     ---------
   NET INVESTMENT INCOME (LOSS)....................................      9,807      34,564     107,648       102,558
                                                                      --------    --------   ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................     21,129      (8,657)    (29,472)      (19,815)
       Affiliated Investment Companies Shares Sold.................         --          --          --            (2)
       Foreign Currency Transactions...............................        127          --          --          (372)
       Forward Currency Contracts..................................     48,335          --          --        87,752
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (60,943)    (39,753)   (192,885)     (166,633)
       Affiliated Investment Companies Shares......................         --          --          --             2
       Translation of Foreign Currency Denominated Amounts.........       (370)         --          --          (182)
       Forward Currency Contracts..................................      7,776          --          --        11,894
                                                                      --------    --------   ---------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     16,054     (48,410)   (222,357)      (87,356)
                                                                      --------    --------   ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $ 25,861    $(13,846)  $(114,709)    $  15,202
                                                                      ========    ========   =========     =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERMEDIATE-                      DFA
                                                             TERM EXTENDED DFA TARGETED     GLOBAL CORE            DFA
                                                                QUALITY       CREDIT        PLUS FIXED         INVESTMENT
                                                              PORTFOLIO#    PORTFOLIO#  INCOME PORTFOLIO(A) GRADE PORTFOLIO #
                                                             ------------- ------------ ------------------- -----------------
INVESTMENT INCOME
Income Distributions........................................          --           --              --           $       2
                                                               ---------     --------        --------           ---------
          Total Investment Income...........................          --           --              --                   2
                                                               ---------     --------        --------           ---------
FUND INVESTMENT INCOME
   Interest.................................................   $  62,739     $ 14,378        $  7,656             235,136
   Income from Securities Lending...........................         380           80              23               1,275
                                                               ---------     --------        --------           ---------
          Total Fund Investment Income......................      63,119       14,458           7,679             236,411
                                                               ---------     --------        --------           ---------
EXPENSES
   Investment Management Fees...............................       3,683        1,121             907              17,054
   Accounting & Transfer Agent Fees.........................         147           82              27                 665
   Custodian Fees...........................................          10           11              17                  52
   Filing Fees..............................................          75           58              83                 381
   Shareholders' Reports....................................          69           30              16                 297
   Directors'/Trustees' Fees & Expenses.....................           7            3              --                  35
   Professional Fees........................................          29           10               6                 127
   Organizational & Offering Costs..........................          --           --              52                  --
   Other....................................................          43           13               7                 192
                                                               ---------     --------        --------           ---------
          Total Expenses....................................       4,063        1,328           1,115              18,803
                                                               ---------     --------        --------           ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)..............         (12)        (148)            (54)                (42)
                                                               ---------     --------        --------           ---------
   Net Expenses.............................................       4,051        1,180           1,061              18,761
                                                               ---------     --------        --------           ---------
   NET INVESTMENT INCOME (LOSS).............................      59,068       13,278           6,618             217,652
                                                               ---------     --------        --------           ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................     (14,076)        (807)           (629)            (35,141)
       Affiliated Investment Companies Shares Sold..........         (20)          (2)         (2,559)                (85)
       Foreign Currency Transactions........................          --            6            (197)                (99)
       Forward Currency Contracts...........................          --        4,180          20,855              13,170
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    (110,775)     (20,100)        (32,027)           (402,382)
       Affiliated Investment Companies Shares...............           4            1              (1)                 18
       Translation of Foreign Currency Denominated
         Amounts............................................          --          (18)           (102)                 (7)
       Forward Currency Contracts...........................          --        3,019           7,407               2,028
                                                               ---------     --------        --------           ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................    (124,867)     (13,721)         (7,253)           (422,498)
                                                               ---------     --------        --------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $ (65,799)    $   (443)       $   (635)          $(204,846)
                                                               =========     ========        ========           =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 11, 2018.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA                DFA INFLATION-  DFA SHORT-
                                                                         DIVERSIFIED              PROTECTED    DURATION REAL
                                                                         FIXED INCOME DFA LTIP    SECURITIES      RETURN
                                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO#
                                                                         ------------ --------- -------------- -------------
INVESTMENT INCOME
Income Distributions....................................................   $  9,806         --           --            --
                                                                           --------   --------    ---------      --------
          Total Investment Income.......................................      9,806         --           --            --
                                                                           --------   --------    ---------      --------
FUND INVESTMENT INCOME
   Interest.............................................................      3,962   $  5,974    $ 142,686      $ 25,535
   Income from Securities Lending.......................................         --         --           --           160
                                                                           --------   --------    ---------      --------
          Total Fund Investment Income..................................      3,962      5,974      142,686        25,695
                                                                           --------   --------    ---------      --------
EXPENSES
   Investment Management Fees...........................................        839        163        4,557         2,554
   Accounting & Transfer Agent Fees.....................................         27         12          316           122
   Custodian Fees.......................................................          2          2           48            46
   Filing Fees..........................................................        108         26          146            94
   Shareholders' Reports................................................         24         10          161            68
   Directors'/Trustees' Fees & Expenses.................................          3         --           19             4
   Professional Fees....................................................          5          5           66            24
   Other................................................................          4          4          101            29
                                                                           --------   --------    ---------      --------
          Total Expenses................................................      1,012        222        5,414         2,941
                                                                           --------   --------    ---------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................       (752)        22           --            20
                                                                           --------   --------    ---------      --------
   Net Expenses.........................................................        260        244        5,414         2,961
                                                                           --------   --------    ---------      --------
   NET INVESTMENT INCOME (LOSS).........................................     13,508      5,730      137,272        22,734
                                                                           --------   --------    ---------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities.......        302         --           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................       (403)       862      (14,593)       (4,509)
       Affiliated Investment Companies Shares Sold......................         --         --           --            (4)
       Swap Contracts...................................................         --         --           --         2,092
       Foreign Currency Transactions....................................         --         --           --            (4)
       Forward Currency Contracts.......................................         --         --           --        17,453
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     (3,675)   (17,426)    (194,604)      (35,170)
       Affiliated Investment Companies Shares...........................    (15,638)        --           --             1
       Swap Contracts...................................................         --         --           --         3,426
       Translation of Foreign Currency Denominated Amounts..............         --         --           --           (22)
       Forward Currency Contracts.......................................         --         --           --         2,070
                                                                           --------   --------    ---------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    (19,414)   (16,564)    (209,197)      (14,667)
                                                                           --------   --------    ---------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $ (5,906)  $(10,834)   $ (71,925)     $  8,067
                                                                           ========   ========    =========      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                      DFA
                                                                                   CALIFORNIA                   DFA SHORT-
                                                                    DFA MUNICIPAL  MUNICIPAL                       TERM
                                                                     REAL RETURN  REAL RETURN  DFA MUNICIPAL    MUNICIPAL
                                                                      PORTFOLIO   PORTFOLIO(A) BOND PORTFOLIO BOND PORTFOLIO
                                                                    ------------- ------------ -------------- --------------
INVESTMENT INCOME
   Interest........................................................   $ 14,095      $ 1,378       $ 6,603        $ 33,389
                                                                      --------      -------       -------        --------
          Total Investment Income..................................     14,095        1,378         6,603          33,389
                                                                      --------      -------       -------        --------
EXPENSES
   Investment Management Fees......................................      1,616          172           823           5,162
   Accounting & Transfer Agent Fees................................         52            8            27             171
   Custodian Fees..................................................         36            9             5              27
   Filing Fees.....................................................         66           21            63             146
   Shareholders' Reports...........................................         23            7            15              62
   Directors'/Trustees' Fees & Expenses............................          3           --             1              10
   Professional Fees...............................................         15            2             5              36
   Organizational & Offering Costs.................................         --           59            --              --
   Other...........................................................        175            8            13              59
                                                                      --------      -------       -------        --------
          Total Expenses...........................................      1,986          286           952           5,673
                                                                      --------      -------       -------        --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................         --          (22)           (5)             --
   Fees Paid Indirectly (Note C)...................................        (74)         (13)          (31)           (180)
                                                                      --------      -------       -------        --------
   Net Expenses....................................................      1,912          251           916           5,493
                                                                      --------      -------       -------        --------
   NET INVESTMENT INCOME (LOSS)....................................     12,183        1,127         5,687          27,896
                                                                      --------      -------       -------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................       (758)          --            (6)            (31)
       Swap Contracts..............................................        747           --            --              --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (25,235)      (2,482)       (8,949)        (20,244)
       Swap Contracts..............................................      5,402          138            --              --
                                                                      --------      -------       -------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (19,844)      (2,344)       (8,955)        (20,275)
                                                                      --------      -------       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $ (7,661)     $(1,217)      $(3,268)       $  7,621
                                                                      ========      =======       =======        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on November 1, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA                      DFA CALIFORNIA
                                                                         INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                                              TERM        SHORT-TERM        TERM
                                                                           MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                         BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                                         -------------- -------------- --------------
INVESTMENT INCOME
   Interest.............................................................    $ 30,370       $ 13,538       $ 6,690
                                                                            --------       --------       -------
          Total Investment Income.......................................      30,370         13,538         6,690
                                                                            --------       --------       -------
EXPENSES
   Investment Management Fees...........................................       3,509          2,193           802
   Accounting & Transfer Agent Fees.....................................         127             62            27
   Custodian Fees.......................................................          18             12             4
   Filing Fees..........................................................         114             57            34
   Shareholders' Reports................................................          52             24            13
   Directors'/Trustees' Fees & Expenses.................................           7              4             1
   Professional Fees....................................................          25             15             5
   Other................................................................          50             25            13
                                                                            --------       --------       -------
          Total Expenses................................................       3,902          2,392           899
                                                                            --------       --------       -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................          23             --             9
   Fees Paid Indirectly (Note C)........................................        (121)           (81)          (28)
                                                                            --------       --------       -------
   Net Expenses.........................................................       3,804          2,311           880
                                                                            --------       --------       -------
   NET INVESTMENT INCOME (LOSS).........................................      26,566         11,227         5,810
                                                                            --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................         (92)           (96)          (13)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     (44,920)        (8,418)       (9,087)
                                                                            --------       --------       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     (45,012)        (8,514)       (9,100)
                                                                            --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $(18,446)      $  2,713       $(3,290)
                                                                            ========       ========       =======

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA NY         DFA MN
                                                                                                MUNICIPAL      MUNICIPAL
                                                                                              BOND PORTFOLIO BOND PORTFOLIO
                                                                                              -------------- --------------
INVESTMENT INCOME
   Interest..................................................................................    $ 1,347        $   911
                                                                                                 -------        -------
          Total Investment Income............................................................      1,347            911
                                                                                                 -------        -------
EXPENSES
   Investment Management Fees................................................................        187            162
   Accounting & Transfer Agent Fees..........................................................          8              5
   Custodian Fees............................................................................          2              1
   Filing Fees...............................................................................         20             13
   Shareholders' Reports.....................................................................          8              6
   Professional Fees.........................................................................          2             --
   Organizational & Offering Costs...........................................................         --             55
   Other.....................................................................................          2              3
                                                                                                 -------        -------
          Total Expenses.....................................................................        229            245
                                                                                                 -------        -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)................................................................................          5            (37)
   Fees Paid Indirectly (Note C).............................................................        (10)            (6)
                                                                                                 -------        -------
   Net Expenses..............................................................................        224            202
                                                                                                 -------        -------
   NET INVESTMENT INCOME (LOSS)..............................................................      1,123            709
                                                                                                 -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..........................................................         (8)           (27)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................................     (1,345)        (1,420)
                                                                                                 -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................     (1,353)        (1,447)
                                                                                                 -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............................    $  (230)       $  (738)
                                                                                                 =======        =======

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                       DFA ONE-YEAR FIXED       DFA TWO-YEAR GLOBAL
                                                                        INCOME PORTFOLIO       FIXED INCOME PORTFOLIO
                                                                    ------------------------  -----------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   138,457  $    78,106  $    93,691  $   60,188
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     (17,244)      (3,170)     (43,407)     (9,125)
       Affiliated Investment Companies Shares Sold.................         (27)          (5)          (5)         10
       Foreign Currency Transactions...............................          --           --         (217)         (6)
       Forward Currency Contracts..................................          --           --       63,372     (15,260)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     (21,946)     (11,738)     (51,466)    (12,838)
       Affiliated Investment Companies Shares......................          17          (10)           3         (11)
       Translation of Foreign Currency Denominated Amounts.........          --           --          (34)       (181)
       Forward Currency Contracts..................................          --           --      (12,380)     25,152
                                                                    -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................      99,257       63,183       49,557      47,929
                                                                    -----------  -----------  -----------  ----------
Distributions:^
   Institutional Class Shares......................................    (134,236)     (76,161)     (67,032)    (46,352)
                                                                    -----------  -----------  -----------  ----------
       Total Distributions.........................................    (134,236)     (76,161)     (67,032)    (46,352)
                                                                    -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................   4,214,515    3,802,547    1,406,818   1,413,377
   Shares Issued in Lieu of Cash Distributions.....................     124,874       70,974       61,604      42,763
   Shares Redeemed.................................................  (3,792,350)  (3,388,321)  (1,061,658)   (980,824)
                                                                    -----------  -----------  -----------  ----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................     547,039      485,200      406,764     475,316
                                                                    -----------  -----------  -----------  ----------
       Total Increase (Decrease) in Net Assets.....................     512,060      472,222      389,289     476,893
NET ASSETS
   Beginning of Year...............................................   7,458,011    6,985,789    5,201,650   4,724,757
                                                                    -----------  -----------  -----------  ----------
   End of Year..................................................... $ 7,970,071  $ 7,458,011  $ 5,590,939  $5,201,650
                                                                    ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     410,649      369,200      141,973     141,855
   Shares Issued in Lieu of Cash Distributions.....................      12,179        6,893        6,228       4,302
   Shares Redeemed.................................................    (369,575)    (328,963)    (107,140)    (98,424)
                                                                    -----------  -----------  -----------  ----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................      53,253       47,130       41,061      47,733
                                                                    ===========  ===========  ===========  ==========

                                                                        DFA SELECTIVELY                DFA
                                                                      HEDGED GLOBAL FIXED    FIVE-YEAR GLOBAL FIXED
                                                                       INCOME PORTFOLIO         INCOME PORTFOLIO
                                                                    ----------------------  ------------------------
                                                                       YEAR        YEAR        YEAR         YEAR
                                                                       ENDED       ENDED       ENDED        ENDED
                                                                      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                       2018        2017        2018         2017
                                                                    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   19,282  $   18,914  $   151,731  $   218,002
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     (8,987)      1,096     (204,764)       9,356
       Affiliated Investment Companies Shares Sold.................         (2)         --          (17)         (14)
       Foreign Currency Transactions...............................        (89)         32        5,633         (118)
       Forward Currency Contracts..................................     24,270      (1,675)     536,489      (29,234)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (28,811)     (6,683)    (587,143)    (135,610)
       Affiliated Investment Companies Shares......................         --          --            3          (11)
       Translation of Foreign Currency Denominated Amounts.........        (17)        (19)        (821)        (286)
       Forward Currency Contracts..................................      8,093        (893)     152,598       73,100
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     13,739      10,772       53,709      135,185
                                                                    ----------  ----------  -----------  -----------
Distributions:^
   Institutional Class Shares......................................    (19,847)    (16,079)    (226,263)    (267,908)
                                                                    ----------  ----------  -----------  -----------
       Total Distributions.........................................    (19,847)    (16,079)    (226,263)    (267,908)
                                                                    ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................    260,563     273,288    3,770,863    3,690,788
   Shares Issued in Lieu of Cash Distributions.....................     19,805      16,054      213,684      253,124
   Shares Redeemed.................................................   (201,281)   (135,061)  (2,766,123)  (2,323,448)
                                                                    ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................     79,087     154,281    1,218,424    1,620,464
                                                                    ----------  ----------  -----------  -----------
       Total Increase (Decrease) in Net Assets.....................     72,979     148,974    1,045,870    1,487,741
NET ASSETS
   Beginning of Year...............................................  1,137,725     988,751   14,085,116   12,597,375
                                                                    ----------  ----------  -----------  -----------
   End of Year..................................................... $1,210,704  $1,137,725  $15,130,986  $14,085,116
                                                                    ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     27,307      28,488      346,747      336,497
   Shares Issued in Lieu of Cash Distributions.....................      2,085       1,704       19,638       23,294
   Shares Redeemed.................................................    (21,084)    (14,096)    (254,450)    (211,994)
                                                                    ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................      8,308      16,096      111,935      147,797
                                                                    ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      DFA WORLD EX U.S.
                                                                       GOVERNMENT FIXED        DFA SHORT-TERM
                                                                       INCOME PORTFOLIO     GOVERNMENT PORTFOLIO
                                                                    ---------------------  ----------------------
                                                                       YEAR       YEAR        YEAR        YEAR
                                                                       ENDED      ENDED       ENDED       ENDED
                                                                      OCT 31,    OCT 31,     OCT 31,     OCT 31,
                                                                       2018       2017        2018        2017
                                                                    ----------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  9,807 $      8,807  $   34,564  $   25,234
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     21,129     (7,868)     (8,657)       (293)
       Affiliated Investment Companies Shares Sold.................         --         --          --          --
       Foreign Currency Transactions...............................        127         88          --          --
       Forward Currency Contracts..................................     48,335    (35,520)         --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (60,943)    41,145     (39,753)    (26,421)
       Affiliated Investment Companies Shares......................         --         --          --          --
       Translation of Foreign Currency Denominated Amounts.........       (370)       371          --          --
       Forward Currency Contracts..................................      7,776      5,671          --          --
                                                                    ----------  ---------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     25,861     12,694     (13,846)     (1,480)
                                                                    ----------  ---------  ----------  ----------
Distributions:^
   Institutional Class Shares......................................     (1,574)   (21,249)    (32,064)    (29,827)
                                                                    ----------  ---------  ----------  ----------
       Total Distributions.........................................     (1,574)   (21,249)    (32,064)    (29,827)
                                                                    ----------  ---------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    311,042    310,507     651,375     656,942
   Shares Issued in Lieu of Cash Distributions.....................      1,534     20,926      29,939      27,900
   Shares Redeemed.................................................   (144,466)  (161,902)   (552,871)   (526,204)
                                                                    ----------  ---------  ----------  ----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................    168,110    169,531     128,443     158,638
                                                                    ----------  ---------  ----------  ----------
       Total Increase (Decrease) in Net Assets.....................    192,397    160,976      82,533     127,331
NET ASSETS
   Beginning of Year...............................................    933,640    772,664   2,221,841   2,094,510
                                                                    ----------  ---------  ----------  ----------
   End of Year..................................................... $1,126,037  $ 933,640  $2,304,374  $2,221,841
                                                                    ==========  =========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     30,234     30,894      62,307      61,811
   Shares Issued in Lieu of Cash Distributions.....................        149      2,118       2,871       2,635
   Shares Redeemed.................................................    (14,028)   (16,144)    (52,932)    (49,508)
                                                                    ----------  ---------  ----------  ----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................     16,355     16,868      12,246      14,938
                                                                    ==========  =========  ==========  ==========

                                                                       DFA INTERMEDIATE                DFA
                                                                       GOVERNMENT FIXED        SHORT-TERM EXTENDED
                                                                       INCOME PORTFOLIO         QUALITY PORTFOLIO
                                                                    ----------------------  ------------------------
                                                                       YEAR        YEAR        YEAR         YEAR
                                                                       ENDED       ENDED       ENDED        ENDED
                                                                      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                       2018        2017        2018         2017
                                                                    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  107,648  $   86,271  $   102,558  $    95,353
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................    (29,472)      5,070      (19,815)       4,711
       Affiliated Investment Companies Shares Sold.................         --          --           (2)          13
       Foreign Currency Transactions...............................         --          --         (372)         (12)
       Forward Currency Contracts..................................         --          --       87,752       (5,021)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (192,885)   (118,697)    (166,633)     (38,269)
       Affiliated Investment Companies Shares......................         --          --            2          (12)
       Translation of Foreign Currency Denominated Amounts.........         --          --         (182)         (28)
       Forward Currency Contracts..................................         --          --       11,894        9,166
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (114,709)    (27,356)      15,202       65,901
                                                                    ----------  ----------  -----------  -----------
Distributions:^
   Institutional Class Shares......................................   (107,136)    (95,222)    (104,210)     (84,616)
                                                                    ----------  ----------  -----------  -----------
       Total Distributions.........................................   (107,136)    (95,222)    (104,210)     (84,616)
                                                                    ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................  1,241,223   1,485,982    1,708,188    1,860,954
   Shares Issued in Lieu of Cash Distributions.....................    101,281      89,994      102,004       82,823
   Shares Redeemed.................................................   (785,830)   (635,193)  (1,630,889)  (1,088,768)
                                                                    ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................    556,674     940,783      179,303      855,009
                                                                    ----------  ----------  -----------  -----------
       Total Increase (Decrease) in Net Assets.....................    334,829     818,205       90,295      836,294
NET ASSETS
   Beginning of Year...............................................  4,629,841   3,811,636    5,559,764    4,723,470
                                                                    ----------  ----------  -----------  -----------
   End of Year..................................................... $4,964,670  $4,629,841  $ 5,650,059  $ 5,559,764
                                                                    ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    102,427     119,215      159,261      172,020
   Shares Issued in Lieu of Cash Distributions.....................      8,365       7,275        9,516        7,658
   Shares Redeemed.................................................    (64,976)    (51,024)    (152,282)    (100,624)
                                                                    ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................     45,816      75,466       16,495       79,054
                                                                    ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          DFA INTERMEDIATE-
                                                                            TERM EXTENDED          DFA TARGETED
                                                                          QUALITY PORTFOLIO      CREDIT PORTFOLIO
                                                                       ----------------------  -------------------


                                                                          YEAR        YEAR       YEAR       YEAR
                                                                          ENDED       ENDED      ENDED      ENDED
                                                                         OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                                          2018        2017       2018       2017
                                                                       ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................... $   59,068  $   47,210  $  13,278  $  9,907
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**.................................    (14,076)      5,720       (807)      793
       Affiliated Investment Companies Shares Sold....................        (20)         (2)        (2)       --
       Foreign Currency Transactions..................................         --          --          6        (7)
       Forward Currency Contracts.....................................         --          --      4,180      (137)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................   (110,775)    (17,528)   (20,100)   (1,972)
       Affiliated Investment Companies Shares.........................          4          (8)         1        (1)
       Translation of Foreign Currency Denominated Amounts............         --          --        (18)        3
       Forward Currency Contracts.....................................         --          --      3,019       844
                                                                       ----------  ----------  ---------  --------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations................................................    (65,799)     35,392       (443)    9,430
                                                                       ----------  ----------  ---------  --------
Distributions:^
       Institutional Class Shares.....................................    (63,709)    (48,777)   (14,525)   (9,264)
                                                                       ----------  ----------  ---------  --------
          Total Distributions.........................................    (63,709)    (48,777)   (14,525)   (9,264)
                                                                       ----------  ----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued......................................................    594,054     671,617    254,756   228,033
   Shares Issued in Lieu of Cash Distributions........................     59,798      45,412     14,077     8,916
   Shares Redeemed....................................................   (547,044)   (312,794)  (116,673)  (79,106)
                                                                       ----------  ----------  ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions..............................................    106,808     404,235    152,160   157,843
                                                                       ----------  ----------  ---------  --------
          Total Increase (Decrease) in Net Assets.....................    (22,700)    390,850    137,192   158,009
NET ASSETS
   Beginning of Period................................................  1,804,891   1,414,041    514,588   356,579
                                                                       ----------  ----------  ---------  --------
   End of Period...................................................... $1,782,191  $1,804,891  $ 651,780  $514,588
                                                                       ==========  ==========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................................     56,798      62,563     25,763    22,826
   Shares Issued in Lieu of Cash Distributions........................      5,734       4,238      1,425       893
   Shares Redeemed....................................................    (52,724)    (29,251)   (11,815)   (7,910)
                                                                       ----------  ----------  ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..................................................      9,808      37,550     15,373    15,809
                                                                       ==========  ==========  =========  ========

                                                                          DFA GLOBAL
                                                                       CORE PLUS FIXED    DFA INVESTMENT GRADE
                                                                       INCOME PORTFOLIO         PORTFOLIO
                                                                       ---------------- ------------------------
                                                                            PERIOD
                                                                           JAN 11,
                                                                           2018(A)         YEAR         YEAR
                                                                              TO           ENDED        ENDED
                                                                           OCT 31,        OCT 31,      OCT 31,
                                                                             2018          2018         2017
                                                                       ---------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................     $  6,618     $   217,652  $   165,935
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**.................................         (629)        (35,141)       4,461
       Affiliated Investment Companies Shares Sold....................       (2,559)            (85)           4
       Foreign Currency Transactions..................................         (197)            (99)          12
       Forward Currency Contracts.....................................       20,855          13,170       (4,776)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................      (32,027)       (402,382)     (83,455)
       Affiliated Investment Companies Shares.........................           (1)             18          (43)
       Translation of Foreign Currency Denominated Amounts............         (102)             (7)         (13)
       Forward Currency Contracts.....................................        7,407           2,028        2,226
                                                                           --------     -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations................................................         (635)       (204,846)      84,351
                                                                           --------     -----------  -----------
Distributions:^
       Institutional Class Shares.....................................       (2,471)       (212,294)    (150,794)
                                                                           --------     -----------  -----------
          Total Distributions.........................................       (2,471)       (212,294)    (150,794)
                                                                           --------     -----------  -----------
Capital Share Transactions (1):
   Shares Issued......................................................      627,094       3,474,177    3,121,375
   Shares Issued in Lieu of Cash Distributions........................        2,471         209,307      148,903
   Shares Redeemed....................................................      (34,134)     (2,812,841)  (1,212,334)
                                                                           --------     -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions..............................................      595,431         870,643    2,057,944
                                                                           --------     -----------  -----------
          Total Increase (Decrease) in Net Assets.....................      592,325         453,503    1,991,501
NET ASSETS
   Beginning of Period................................................           --       8,185,290    6,193,789
                                                                           --------     -----------  -----------
   End of Period......................................................     $592,325     $ 8,638,793  $ 8,185,290
                                                                           ========     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................................       63,115         327,812      288,163
   Shares Issued in Lieu of Cash Distributions........................          250          19,784       13,835
   Shares Redeemed....................................................       (3,451)       (266,225)    (112,043)
                                                                           --------     -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..................................................       59,914          81,371      189,955
                                                                           ========     ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      DFA DIVERSIFIED
                                                                        FIXED INCOME          DFA LTIP
                                                                         PORTFOLIO            PORTFOLIO
                                                                    -------------------  ------------------
                                                                      YEAR       YEAR      YEAR      YEAR
                                                                      ENDED      ENDED     ENDED     ENDED
                                                                     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                      2018       2017      2018      2017
                                                                    ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  13,508  $  5,387  $  5,730  $  2,612
   Capital Gain Distributions Received from Investment
     Securities....................................................       302       215        --        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................      (403)      (50)      862       (56)
       Affiliated Investment Companies Shares Sold.................        --        --        --        --
       Swap Contracts..............................................        --        --        --        --
       Foreign Currency Transactions...............................        --        --        --        --
       Forward Currency Contracts..................................        --        --        --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (3,675)     (351)  (17,426)   (2,773)
       Affiliated Investment Companies Shares......................   (15,638)   (1,586)       --        --
       Swap Contracts..............................................        --        --        --        --
       Translation of Foreign Currency Denominated Amounts.........        --        --        --        --
       Forward Currency Contracts..................................        --        --        --        --
                                                                    ---------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (5,906)    3,615   (10,834)     (217)
                                                                    ---------  --------  --------  --------
Distributions:^
       Institutional Class Shares..................................   (13,542)   (5,141)   (5,731)   (2,415)
                                                                    ---------  --------  --------  --------
          Total Distributions......................................   (13,542)   (5,141)   (5,731)   (2,415)
                                                                    ---------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...................................................   467,593   477,812    93,798    73,479
   Shares Issued in Lieu of Cash Distributions.....................    13,539     5,141     5,731     2,415
   Shares Redeemed.................................................  (195,404)  (63,972)  (38,907)  (11,938)
                                                                    ---------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   285,728   418,981    60,622    63,956
                                                                    ---------  --------  --------  --------
          Total Increase (Decrease) in Net Assets..................   266,280   417,455    44,057    61,324
NET ASSETS
   Beginning of Year...............................................   530,016   112,561   124,591    63,267
                                                                    ---------  --------  --------  --------
   End of Year..................................................... $ 796,296  $530,016  $168,648  $124,591
                                                                    =========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    48,776    48,977    10,137     7,955
   Shares Issued in Lieu of Cash Distributions.....................     1,413       529       612       265
   Shares Redeemed.................................................   (20,443)   (6,552)   (4,219)   (1,289)
                                                                    ---------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................    29,746    42,954     6,530     6,931
                                                                    =========  ========  ========  ========

                                                                         DFA INFLATION-
                                                                      PROTECTED SECURITIES     DFA SHORT-DURATION
                                                                           PORTFOLIO          REAL RETURN PORTFOLIO
                                                                    -----------------------  ----------------------
                                                                       YEAR         YEAR        YEAR        YEAR
                                                                       ENDED        ENDED       ENDED       ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                       2018         2017        2018        2017
                                                                    -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   137,272  $   84,591  $   22,734  $   17,577
   Capital Gain Distributions Received from Investment
     Securities....................................................          --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     (14,593)       (187)     (4,509)        765
       Affiliated Investment Companies Shares Sold.................          --          --          (4)          7
       Swap Contracts..............................................          --          --       2,092      (4,208)
       Foreign Currency Transactions...............................          --          --          (4)         23
       Forward Currency Contracts..................................          --          --      17,453      (2,531)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (194,604)    (85,390)    (35,170)     (5,924)
       Affiliated Investment Companies Shares......................          --          --           1          (9)
       Swap Contracts..............................................          --          --       3,426       6,736
       Translation of Foreign Currency Denominated Amounts.........          --          --         (22)         (8)
       Forward Currency Contracts..................................          --          --       2,070       3,618
                                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     (71,925)       (986)      8,067      16,046
                                                                    -----------  ----------  ----------  ----------
Distributions:^
       Institutional Class Shares..................................    (141,539)    (86,878)    (19,458)    (13,087)
                                                                    -----------  ----------  ----------  ----------
          Total Distributions......................................    (141,539)    (86,878)    (19,458)    (13,087)
                                                                    -----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,424,209   1,690,026     591,329     391,386
   Shares Issued in Lieu of Cash Distributions.....................     128,414      77,379      18,997      12,649
   Shares Redeemed.................................................  (1,207,134)   (834,307)   (287,635)   (191,532)
                                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     345,489     933,098     322,691     212,503
                                                                    -----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     132,025     845,234     311,300     215,462
NET ASSETS
   Beginning of Year...............................................   4,359,301   3,514,067   1,130,418     914,956
                                                                    -----------  ----------  ----------  ----------
   End of Year..................................................... $ 4,491,326  $4,359,301  $1,441,718  $1,130,418
                                                                    ===========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     122,790     143,167      59,699      39,408
   Shares Issued in Lieu of Cash Distributions.....................      11,087       6,630       1,933       1,293
   Shares Redeemed.................................................    (104,237)    (70,815)    (29,051)    (19,296)
                                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      29,640      78,982      32,581      21,405
                                                                    ===========  ==========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                 DFA CALIFORNIA
                                                                           DFA MUNICIPAL REAL    MUNICIPAL REAL
                                                                            RETURN PORTFOLIO    RETURN PORTFOLIO
                                                                          --------------------  ----------------
                                                                                                     PERIOD
                                                                                                    NOV 01,
                                                                            YEAR       YEAR         2017(A)
                                                                            ENDED      ENDED           TO
                                                                           OCT 31,    OCT 31,       OCT 31,
                                                                            2018       2017           2018
                                                                          ---------  ---------  ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $12,183 $      8,457      $  1,127
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**....................................      (758)       (42)           --
       Swap Contracts....................................................       747     (1,007)           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   (25,235)       389        (2,482)
       Swap Contracts....................................................     5,402      2,646           138
                                                                          ---------  ---------      --------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................    (7,661)    10,443        (1,217)
                                                                          ---------  ---------      --------
Distributions:^
       Institutional Class Shares........................................   (12,044)    (8,396)       (1,086)
                                                                          ---------  ---------      --------
          Total Distributions............................................   (12,044)    (8,396)       (1,086)
                                                                          ---------  ---------      --------
Capital Share Transactions (1):
   Shares Issued.........................................................   410,521    363,496       145,121
   Shares Issued in Lieu of Cash Distributions...........................    12,037      8,370         1,086
   Shares Redeemed.......................................................  (253,964)  (131,077)      (21,536)
                                                                          ---------  ---------      --------
          Net Increase (Decrease) from Capital Share Transactions........   168,594    240,789       124,671
                                                                          ---------  ---------      --------
          Total Increase (Decrease) in Net Assets........................   148,889    242,836       122,368
NET ASSETS
   Beginning of Year.....................................................   716,821    473,985            --
                                                                          ---------  ---------      --------
   End of Year........................................................... $ 865,710  $ 716,821      $122,368
                                                                          =========  =========      ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................    41,589     36,806        14,545
   Shares Issued in Lieu of Cash Distributions...........................     1,223        845           109
   Shares Redeemed.......................................................   (25,760)   (13,241)       (2,165)
                                                                          ---------  ---------      --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed.....................................................    17,052     24,410        12,489
                                                                          =========  =========      ========

                                                                                                   DFA SHORT-TERM
                                                                             DFA MUNICIPAL         MUNICIPAL BOND
                                                                             BOND PORTFOLIO           PORTFOLIO
                                                                          -------------------  ----------------------


                                                                            YEAR       YEAR       YEAR        YEAR
                                                                            ENDED      ENDED      ENDED       ENDED
                                                                           OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                                            2018       2017       2018        2017
                                                                          ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   5,687  $  3,406  $ 27,896 $      22,235
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**....................................        (6)      (23)        (31)         (1)
       Swap Contracts....................................................        --        --          --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................    (8,949)     (242)    (20,244)     (6,027)
       Swap Contracts....................................................        --        --          --          --
                                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................    (3,268)    3,141       7,621      16,207
                                                                          ---------  --------  ----------  ----------
Distributions:^
       Institutional Class Shares........................................    (5,602)   (3,378)    (27,517)    (22,189)
                                                                          ---------  --------  ----------  ----------
          Total Distributions............................................    (5,602)   (3,378)    (27,517)    (22,189)
                                                                          ---------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................   264,400   224,318     906,692   1,110,957
   Shares Issued in Lieu of Cash Distributions...........................     5,583     3,376      26,799      21,505
   Shares Redeemed.......................................................  (159,604)  (96,240)   (892,279)   (698,520)
                                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........   110,379   131,454      41,212     433,942
                                                                          ---------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................   101,509   131,217      21,316     427,960
NET ASSETS
   Beginning of Year.....................................................   351,938   220,721   2,531,941   2,103,981
                                                                          ---------  --------  ----------  ----------
   End of Year........................................................... $ 453,447  $351,938  $2,553,257  $2,531,941
                                                                          =========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................    26,315    22,146      89,489     109,168
   Shares Issued in Lieu of Cash Distributions...........................       557       332       2,647       2,111
   Shares Redeemed.......................................................   (15,893)   (9,512)    (88,080)    (68,675)
                                                                          ---------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed.....................................................    10,979    12,966       4,056      42,604
                                                                          =========  ========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                                DFA CALIFORNIA
                                                               DFA INTERMEDIATE-     DFA CALIFORNIA SHORT-    INTERMEDIATE-TERM
                                                              TERM MUNICIPAL BOND            TERM               MUNICIPAL BOND
                                                                   PORTFOLIO        MUNICIPAL BOND PORTFOLIO      PORTFOLIO
                                                            ----------------------  ----------------------   -------------------
                                                               YEAR        YEAR        YEAR         YEAR       YEAR       YEAR
                                                               ENDED       ENDED       ENDED        ENDED      ENDED      ENDED
                                                              OCT 31,     OCT 31,     OCT 31,      OCT 31,    OCT 31,    OCT 31,
                                                               2018        2017        2018         2017       2018       2017
                                                            ----------  ----------  ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................ $   26,566  $   20,229  $   11,227   $    8,473  $   5,810  $  4,138
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**......................        (92)         (8)        (96)         (10)       (13)        3
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency..........    (44,920)     (3,913)     (8,418)      (1,455)    (9,087)     (459)
                                                            ----------  ----------  ----------   ----------  ---------  --------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations.........................    (18,446)     16,308       2,713        7,008     (3,290)    3,682
                                                            ----------  ----------  ----------   ----------  ---------  --------
Distributions:^
       Institutional Class Shares..........................    (26,332)    (20,181)    (11,064)      (8,471)    (5,751)   (4,115)
                                                            ----------  ----------  ----------   ----------  ---------  --------
          Total Distributions..............................    (26,332)    (20,181)    (11,064)      (8,471)    (5,751)   (4,115)
                                                            ----------  ----------  ----------   ----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued...........................................    682,137     784,057     536,227      384,206    222,985   178,513
   Shares Issued in Lieu of Cash Distributions.............     25,243      19,346      10,947        8,432      5,676     4,051
   Shares Redeemed.........................................   (547,570)   (396,529)   (384,629)    (239,845)  (131,373)  (90,722)
                                                            ----------  ----------  ----------   ----------  ---------  --------
          Net Increase (Decrease) from Capital
            Share Transactions.............................    159,810     406,874     162,545      152,793     97,288    91,842
                                                            ----------  ----------  ----------   ----------  ---------  --------
          Total Increase (Decrease) in Net Assets..........    115,032     403,001     154,194      151,330     88,247    91,409
NET ASSETS
   Beginning of Year.......................................  1,667,648   1,264,647   1,031,539      880,209    347,302   255,893
                                                            ----------  ----------  ----------   ----------  ---------  --------
   End of Year............................................. $1,782,680  $1,667,648  $1,185,733   $1,031,539  $ 435,549  $347,302
                                                            ==========  ==========  ==========   ==========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................     67,950      77,473      52,277       37,348     21,398    17,004
   Shares Issued in Lieu of Cash Distributions.............      2,519       1,902       1,068          819        545       384
   Shares Redeemed.........................................    (54,612)    (39,157)    (37,491)     (23,320)   (12,613)   (8,657)
                                                            ----------  ----------  ----------   ----------  ---------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................     15,857      40,218      15,854       14,847      9,330     8,731
                                                            ==========  ==========  ==========   ==========  =========  ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                DFA NY MUNICIPAL    DFA MN MUNICIPAL
                                                                 BOND PORTFOLIO      BOND PORTFOLIO
                                                               ------------------  -----------------
                                                                                             PERIOD
                                                                                             JUL 25,
                                                                 YEAR      YEAR      YEAR    2017(A)
                                                                 ENDED     ENDED     ENDED     TO
                                                                OCT 31,   OCT 31,   OCT 31,  OCT 31,
                                                                 2018      2017      2018     2017
                                                               --------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $  1,123  $    800  $    709  $   136
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**.........................       (8)       (2)      (27)      --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............   (1,345)       98    (1,420)    (299)
                                                               --------  --------  --------  -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................     (230)      896      (738)    (163)
                                                               --------  --------  --------  -------
Distributions:^
       Institutional Class Shares.............................   (1,109)     (796)     (698)    (131)
                                                               --------  --------  --------  -------
          Total Distributions.................................   (1,109)     (796)     (698)    (131)
                                                               --------  --------  --------  -------
Capital Share Transactions (1):
   Shares Issued..............................................   38,034    47,751    59,841   63,224
   Shares Issued in Lieu of Cash Distributions................    1,109       796       698      131
   Shares Redeemed............................................  (28,576)  (15,024)  (54,044)  (1,802)
                                                               --------  --------  --------  -------
          Net Increase (Decrease) from Capital Share
            Transactions......................................   10,567    33,523     6,495   61,553
                                                               --------  --------  --------  -------
          Total Increase (Decrease) in Net Assets.............    9,228    33,623     5,059   61,259
NET ASSETS
   Beginning of Year..........................................   91,204    57,581    61,259       --
                                                               --------  --------  --------  -------
   End of Year................................................ $100,432  $ 91,204  $ 66,318  $61,259
                                                               ========  ========  ========  =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................    3,749     4,685     6,101    6,322
   Shares Issued in Lieu of Cash Distributions................      109        78        71       13
   Shares Redeemed............................................   (2,816)   (1,476)   (5,511)    (180)
                                                               --------  --------  --------  -------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................    1,042     3,287       661    6,155
                                                               ========  ========  ========  =======

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note K in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                   ---------------------------------------------------------------
                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                   ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of
  Year............................  $    10.29   $    10.31   $    10.32   $    10.32   $    10.33
                                    ----------   ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................        0.18         0.11         0.07         0.04         0.03
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       (0.06)       (0.02)          --         0.01           --
                                    ----------   ----------   ----------   ----------   ----------
       Total from Investment
         Operations...............        0.12         0.09         0.07         0.05         0.03
                                    ----------   ----------   ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.17)       (0.11)       (0.07)       (0.04)       (0.03)
   Net Realized Gains.............          --           --        (0.01)       (0.01)       (0.01)
                                    ----------   ----------   ----------   ----------   ----------
       Total Distributions........       (0.17)       (0.11)       (0.08)       (0.05)       (0.04)
                                    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Year......  $    10.24   $    10.29   $    10.31   $    10.32   $    10.32
                                    ==========   ==========   ==========   ==========   ==========
Total Return......................        1.22%        0.86%        0.70%        0.44%        0.28%
                                    ----------   ----------   ----------   ----------   ----------
Net Assets, End of Year
  (thousands).....................  $7,970,071   $7,458,011   $6,985,789   $7,306,008   $8,455,559
Ratio of Expenses to Average Net
  Assets..........................        0.17%        0.17%        0.17%        0.17%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................        0.17%        0.17%        0.17%        0.17%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............        1.76%        1.08%        0.69%        0.38%        0.30%
Portfolio Turnover Rate...........          68%          86%          64%          81%          72%
                                    ----------   ----------   ----------   ----------   ----------

                                              DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   ---------------------------------------------------------------
                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                   ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of
  Year............................  $     9.99   $     9.99   $     9.96   $    10.02   $    10.06
                                    ----------   ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................        0.17         0.12         0.08         0.05         0.05
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       (0.08)       (0.03)          --           --           --
                                    ----------   ----------   ----------   ----------   ----------
       Total from Investment
         Operations...............        0.09         0.09         0.08         0.05         0.05
                                    ----------   ----------   ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.13)       (0.09)       (0.05)       (0.10)       (0.08)
   Net Realized Gains.............          --           --           --        (0.01)       (0.01)
                                    ----------   ----------   ----------   ----------   ----------
       Total Distributions........       (0.13)       (0.09)       (0.05)       (0.11)       (0.09)
                                    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Year......  $     9.95   $     9.99   $     9.99   $     9.96   $    10.02
                                    ==========   ==========   ==========   ==========   ==========
Total Return......................        0.87%        0.95%        0.81%        0.56%        0.51%
                                    ----------   ----------   ----------   ----------   ----------
Net Assets, End of Year
  (thousands).....................  $5,590,939   $5,201,650   $4,724,757   $5,360,173   $6,188,952
Ratio of Expenses to Average Net
  Assets..........................        0.17%        0.17%        0.17%        0.18%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................        0.17%        0.17%        0.17%        0.18%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............        1.73%        1.21%        0.79%        0.54%        0.51%
Portfolio Turnover Rate...........          81%         121%          87%         125%          99%
                                    ----------   ----------   ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                   ----------------------------------------------------------
                                                               YEAR      YEAR
                                    YEAR ENDED   YEAR ENDED  ENDED OCT ENDED OCT   YEAR ENDED
                                   OCT 31, 2018 OCT 31, 2017 31, 2016  31, 2015   OCT 31, 2014
                                   ------------ ------------ --------- ---------  ------------
Net Asset Value, Beginning of
  Year............................  $     9.66   $     9.72  $   9.41  $  10.00    $    10.21
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................        0.15         0.17      0.17      0.15          0.15
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       (0.04)       (0.08)     0.24     (0.59)        (0.22)
                                    ----------   ----------  --------  --------    ----------
       Total from Investment
         Operations...............        0.11         0.09      0.41     (0.44)        (0.07)
                                    ----------   ----------  --------  --------    ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.17)       (0.15)    (0.10)    (0.15)        (0.12)
   Net Realized Gains.............          --           --        --        --         (0.02)
                                    ----------   ----------  --------  --------    ----------
       Total Distributions........       (0.17)       (0.15)    (0.10)    (0.15)        (0.14)
                                    ----------   ----------  --------  --------    ----------
Net Asset Value, End of Year......  $     9.60   $     9.66  $   9.72  $   9.41    $    10.00
                                    ==========   ==========  ========  ========    ==========
Total Return......................        1.12%        1.00%     4.44%    (4.42%)       (0.72%)
                                    ----------   ----------  --------  --------    ----------
Net Assets, End of Year
  (thousands).....................  $1,210,704   $1,137,725  $988,751  $995,914    $1,099,647
Ratio of Expenses to Average Net
  Assets..........................        0.17%        0.17%     0.17%     0.17%         0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................        0.17%        0.17%     0.17%     0.17%         0.17%
Ratio of Net Investment Income to
  Average Net Assets..............        1.62%        1.77%     1.75%     1.55%         1.46%
Portfolio Turnover Rate...........          63%          52%       54%       56%           48%
                                    ----------   ----------  --------  --------    ----------

                                             DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   ---------------------------------------------------------------

                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                   ------------ ------------ ------------ ------------ ------------
Net Asset Value, Beginning of
  Year............................ $     11.03  $     11.16  $     11.08  $     11.06   $    11.14
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................        0.11         0.18         0.18         0.17         0.15
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       (0.07)       (0.08)        0.10         0.07         0.05
                                   -----------  -----------  -----------  -----------   ----------
       Total from Investment
         Operations...............        0.04         0.10         0.28         0.24         0.20
                                   -----------  -----------  -----------  -----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.16)       (0.19)       (0.17)       (0.20)       (0.13)
   Net Realized Gains.............       (0.01)       (0.04)       (0.03)       (0.02)       (0.15)
                                   -----------  -----------  -----------  -----------   ----------
       Total Distributions........       (0.17)       (0.23)       (0.20)       (0.22)       (0.28)
                                   -----------  -----------  -----------  -----------   ----------
Net Asset Value, End of Year...... $     10.90  $     11.03  $     11.16  $     11.08   $    11.06
                                   ===========  ===========  ===========  ===========   ==========
Total Return......................        0.38%        0.95%        2.63%        2.22%        1.90%
                                   -----------  -----------  -----------  -----------   ----------
Net Assets, End of Year
  (thousands)..................... $15,130,986  $14,085,116  $12,597,375  $11,237,965   $9,818,116
Ratio of Expenses to Average Net
  Assets..........................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Net Investment Income to
  Average Net Assets..............        1.03%        1.66%        1.60%        1.55%        1.34%
Portfolio Turnover Rate...........          67%          69%          41%          51%          62%
                                   -----------  -----------  -----------  -----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                   --------------------------------------------------  ------------
                                      YEAR       YEAR      YEAR      YEAR      YEAR       YEAR
                                      ENDED      ENDED     ENDED     ENDED     ENDED      ENDED
                                     OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                      2018       2017      2016      2015      2014       2018
                                   ----------  --------  --------  --------  --------  ----------
Net Asset Value, Beginning of
  Year............................ $    10.22  $  10.37  $  10.48  $  10.81  $  10.31  $    10.59
                                   ----------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................       0.10      0.10      0.11      0.14      0.19        0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.15      0.02      0.50      0.27      0.60       (0.22)
                                   ----------  --------  --------  --------  --------  ----------
       Total from Investment
         Operations...............       0.25      0.12      0.61      0.41      0.79       (0.06)
                                   ----------  --------  --------  --------  --------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.02)    (0.25)    (0.71)    (0.69)    (0.29)      (0.15)
   Net Realized Gains.............         --     (0.02)    (0.01)    (0.05)       --          --
                                   ----------  --------  --------  --------  --------  ----------
       Total Distributions........      (0.02)    (0.27)    (0.72)    (0.74)    (0.29)      (0.15)
                                   ----------  --------  --------  --------  --------  ----------
Net Asset Value, End of Year...... $    10.45  $  10.22  $  10.37  $  10.48  $  10.81  $    10.38
                                   ==========  ========  ========  ========  ========  ==========
Total Return......................       2.42%     1.31%     6.26%     3.93%     7.93%      (0.60%)
                                   ----------  --------  --------  --------  --------  ----------
Net Assets, End of Year
  (thousands)..................... $1,126,037  $933,640  $772,664  $567,118  $355,241  $2,304,374
Ratio of Expenses to Average Net
  Assets..........................       0.20%     0.20%     0.20%     0.20%     0.20%       0.19%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor and Fees Paid
  Indirectly).....................       0.21%     0.21%     0.22%     0.22%     0.22%       0.19%
Ratio of Net Investment Income to
  Average Net Assets..............       0.94%     1.04%     1.09%     1.37%     1.81%       1.52%
Portfolio Turnover Rate...........         37%       51%       48%       27%       41%         30%
                                   ----------  --------  --------  --------  --------  ----------

                                    DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                   ------------------------------------------------
                                      YEAR         YEAR        YEAR        YEAR
                                      ENDED        ENDED       ENDED       ENDED
                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                      2017         2016        2015        2014
                                   ----------   ----------  ----------  ----------
Net Asset Value, Beginning of
  Year............................ $    10.75   $    10.75  $    10.69  $    10.70
                                   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................       0.12         0.11        0.10        0.08
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................      (0.13)        0.04        0.07          --
                                   ----------   ----------  ----------  ----------
       Total from Investment
         Operations...............      (0.01)        0.15        0.17        0.08
                                   ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.12)       (0.11)      (0.09)      (0.07)
   Net Realized Gains.............      (0.03)       (0.04)      (0.02)      (0.02)
                                   ----------   ----------  ----------  ----------
       Total Distributions........      (0.15)       (0.15)      (0.11)      (0.09)
                                   ----------   ----------  ----------  ----------
Net Asset Value, End of Year...... $    10.59   $    10.75  $    10.75  $    10.69
                                   ==========   ==========  ==========  ==========
Total Return......................      (0.10%)       1.40%       1.65%       0.83%
                                   ----------   ----------  ----------  ----------
Net Assets, End of Year
  (thousands)..................... $2,221,841   $2,094,510  $2,144,989  $2,061,710
Ratio of Expenses to Average Net
  Assets..........................       0.19%        0.19%       0.19%       0.19%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor and Fees Paid
  Indirectly).....................       0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to
  Average Net Assets..............       1.17%        1.02%       0.90%       0.75%
Portfolio Turnover Rate...........         34%          51%         82%         40%
                                   ----------   ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                   ------------------------------------------------------------
                                      YEAR         YEAR         YEAR        YEAR        YEAR
                                      ENDED        ENDED        ENDED       ENDED       ENDED
                                     OCT 31,      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                      2018         2017         2016        2015        2014
                                   ----------   ----------   ----------  ----------  ----------
Net Asset Value, Beginning of
  Year............................ $    12.45   $    12.86   $    12.67  $    12.60  $    12.52
                                   ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................       0.27         0.26         0.26        0.27        0.29
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................      (0.57)       (0.39)        0.24        0.13        0.08
                                   ----------   ----------   ----------  ----------  ----------
       Total from Investment
         Operations...............      (0.30)       (0.13)        0.50        0.40        0.37
                                   ----------   ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.26)       (0.25)       (0.25)      (0.27)      (0.29)
   Net Realized Gains.............      (0.01)       (0.03)       (0.06)      (0.06)         --
                                   ----------   ----------   ----------  ----------  ----------
       Total Distributions........      (0.27)       (0.28)       (0.31)      (0.33)      (0.29)
                                   ----------   ----------   ----------  ----------  ----------
Net Asset Value, End of Year...... $    11.88   $    12.45   $    12.86  $    12.67  $    12.60
                                   ==========   ==========   ==========  ==========  ==========
Total Return......................      (2.44%)      (0.93%)       3.95%       3.25%       3.00%
                                   ----------   ----------   ----------  ----------  ----------
Net Assets, End of Year
  (thousands)..................... $4,964,670   $4,629,841   $3,811,636  $3,378,949  $4,021,616
Ratio of Expenses to Average Net
  Assets..........................       0.12%        0.12%        0.12%       0.12%       0.12%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor)........................       0.12%        0.12%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to
  Average Net Assets..............       2.22%        2.06%        2.01%       2.17%       2.30%
Portfolio Turnover Rate...........         16%          12%          17%         19%         29%
                                   ----------   ----------   ----------  ----------  ----------

                                            DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                   ----------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                      2018        2017        2016        2015        2014
                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
  Year............................ $    10.85  $    10.90  $    10.82  $    10.86  $    10.86
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................       0.19        0.20        0.19        0.17        0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................      (0.16)      (0.07)       0.10       (0.01)         --
                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations...............       0.03        0.13        0.29        0.16        0.16
                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.19)      (0.18)      (0.19)      (0.19)      (0.14)
   Net Realized Gains.............      (0.01)         --       (0.02)      (0.01)      (0.02)
                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions........      (0.20)      (0.18)      (0.21)      (0.20)      (0.16)
                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year...... $    10.68  $    10.85  $    10.90  $    10.82  $    10.86
                                   ==========  ==========  ==========  ==========  ==========
Total Return......................       0.22%       1.19%       2.70%       1.48%       1.44%
                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year
  (thousands)..................... $5,650,059  $5,559,764  $4,723,470  $3,896,233  $3,822,894
Ratio of Expenses to Average Net
  Assets..........................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor)........................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets..............       1.76%       1.85%       1.77%       1.58%       1.45%
Portfolio Turnover Rate...........         27%         23%         25%         28%         23%
                                   ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                   -----------------------------------------------------------

                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                      ENDED        ENDED       ENDED       ENDED       ENDED
                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                      2018         2017        2016        2015        2014
                                   ----------   ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
  Period.......................... $    10.85   $    10.97  $    10.67  $    10.80  $    10.50
                                   ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................       0.33         0.33        0.32        0.33        0.33
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................      (0.71)       (0.11)       0.37       (0.04)       0.28
                                   ----------   ----------  ----------  ----------  ----------
       Total from Investment
         Operations...............      (0.38)        0.22        0.69        0.29        0.61
                                   ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.33)       (0.32)      (0.34)      (0.37)      (0.31)
   Net Realized Gains.............      (0.03)       (0.02)      (0.05)      (0.05)         --
                                   ----------   ----------  ----------  ----------  ----------
       Total Distributions........      (0.36)       (0.34)      (0.39)      (0.42)      (0.31)
                                   ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period.... $    10.11   $    10.85  $    10.97  $    10.67  $    10.80
                                   ==========   ==========  ==========  ==========  ==========
Total Return......................      (3.53%)       2.05%       6.61%       2.66%       5.91%
                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,782,191   $1,804,891  $1,414,041  $1,068,817  $2,133,894
Ratio of Expenses to Average Net
  Assets..........................       0.22%        0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor)........................       0.22%        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets..............       3.21%        3.03%       2.99%       3.05%       3.06%
Portfolio Turnover Rate...........         24%          18%         28%         30%         23%
                                   ----------   ----------  ----------  ----------  ----------

                                            DFA TARGETED CREDIT PORTFOLIO
                                   ----------------------------------------
                                                                      PERIOD
                                     YEAR       YEAR      YEAR       MAY 20,
                                     ENDED      ENDED     ENDED     2015(A) TO
                                    OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                     2018       2017      2016         2015
                                   --------   --------  --------  ----------
Net Asset Value, Beginning of
  Period.......................... $  10.06   $  10.08  $   9.96   $  10.00
                                   --------   --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)
     (A)..........................     0.22       0.22      0.21       0.08
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................    (0.24)     (0.03)     0.12      (0.06)
                                   --------   --------  --------   --------
       Total from Investment
         Operations...............    (0.02)      0.19      0.33       0.02
                                   --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........    (0.22)     (0.21)    (0.21)     (0.06)
   Net Realized Gains.............    (0.02)        --        --         --
                                   --------   --------  --------   --------
       Total Distributions........    (0.24)     (0.21)    (0.21)     (0.06)
                                   --------   --------  --------   --------
Net Asset Value, End of Period.... $   9.80   $  10.06  $  10.08   $   9.96
                                   ========   ========  ========   ========
Total Return......................    (0.18%)     1.94%     3.39%      0.18%(B)
                                   --------   --------  --------   --------
Net Assets, End of Period
  (thousands)..................... $651,780   $514,588  $356,579   $220,608
Ratio of Expenses to Average Net
  Assets..........................     0.20%      0.20%     0.20%      0.20%(C)(D)
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor)........................     0.23%      0.23%     0.24%      0.28%(C)(D)
Ratio of Net Investment Income to
  Average Net Assets..............     2.25%      2.25%     2.06%      1.81%(C)(D)
Portfolio Turnover Rate...........       19%        41%       21%         2%(B)
                                   --------   --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA
                                                    GLOBAL CORE
                                                     PLUS FIXED
                                                  INCOME PORTFOLIO                      DFA INVESTMENT GRADE PORTFOLIO
                                                 ----------------       ------------------------------------------------
                                                       PERIOD
                                                      JAN 11,              YEAR         YEAR        YEAR        YEAR
                                                     2018(A) TO            ENDED        ENDED       ENDED       ENDED
                                                      OCT 31,             OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                        2018               2018         2017        2016        2015
                                                 ----------------       ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period............     $  10.00           $    10.90   $    11.04  $    10.80  $    10.76
                                                     --------           ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).............         0.15                 0.27         0.25        0.24        0.27
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        (0.21)               (0.53)       (0.16)       0.25        0.02
                                                     --------           ----------   ----------  ----------  ----------
       Total from Investment Operations.........        (0.06)               (0.26)        0.09        0.49        0.29
                                                     --------           ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income........................        (0.05)               (0.26)       (0.23)      (0.22)      (0.25)
   Net Realized Gains...........................           --                   --           --       (0.03)         --
                                                     --------           ----------   ----------  ----------  ----------
       Total Distributions......................        (0.05)               (0.26)       (0.23)      (0.25)      (0.25)
                                                     --------           ----------   ----------  ----------  ----------
Net Asset Value, End of Period..................     $   9.89           $    10.38   $    10.90  $    11.04  $    10.80
                                                     ========           ==========   ==========  ==========  ==========
Total Return....................................        (0.56%)(B)           (2.38%)       0.86%       4.62%       2.77%
                                                     --------           ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)...........     $592,325           $8,638,793   $8,185,290  $6,193,789  $4,153,194
Ratio of Expenses to Average Net Assets *.......         0.30%(C)(D)(E)       0.22%        0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) *.................         0.31%(C)(D)(E)       0.22%        0.22%       0.22%       0.38%
Ratio of Net Investment Income to Average Net
  Assets........................................         1.82%(C)(D)          2.55%        2.32%       2.20%       2.49%
Portfolio Turnover Rate.........................           68%(B)               15%          18%          7%         52%
                                                     --------           ----------   ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio indirectly
  as a result of Portfolio's investment in
  Underlying Funds as follows:.                          0.01%                 N/A          N/A         N/A        0.16%
                                                     --------           ----------   ----------  ----------  ----------




                                                 -----------

                                                     YEAR
                                                     ENDED
                                                    OCT 31,
                                                     2014
                                                 ----------
Net Asset Value, Beginning of Period............ $    10.57
                                                 ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).............       0.26
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................       0.18
                                                 ----------
       Total from Investment Operations.........       0.44
                                                 ----------
Less Distributions:
-------------------
   Net Investment Income........................      (0.25)
   Net Realized Gains...........................         --
                                                 ----------
       Total Distributions......................      (0.25)
                                                 ----------
Net Asset Value, End of Period.................. $    10.76
                                                 ==========
Total Return....................................       4.29%
                                                 ----------
Net Assets, End of Period (thousands)........... $2,433,057
Ratio of Expenses to Average Net Assets *.......       0.22%(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) *.................       0.40%(E)
Ratio of Net Investment Income to Average Net
  Assets........................................       2.40%(E)
Portfolio Turnover Rate.........................        N/A
                                                 ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio indirectly
  as a result of Portfolio's investment in
  Underlying Funds as follows:.                        0.18%
                                                 ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         DFA DIVERSIFIED FIXED INCOME
                                                                                                   PORTFOLIO
                                                                                 -----------------------------------
                                                                                                                 PERIOD
                                                                                    YEAR         YEAR           AUG 10,
                                                                                    ENDED        ENDED         2016(A) TO
                                                                                   OCT 31,      OCT 31,         OCT 31,
                                                                                    2018         2017             2016
                                                                                 --------     --------     ----------
Net Asset Value, Beginning of Period............................................ $   9.76     $   9.92      $  10.00
                                                                                 --------     --------      --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).............................................     0.19         0.15          0.02
   Net Gains (Losses) on Securities (Realized and Unrealized)...................    (0.29)       (0.16)        (0.08)
                                                                                 --------     --------      --------
       Total from Investment Operations.........................................    (0.10)       (0.01)        (0.06)
                                                                                 --------     --------      --------
Less Distributions:
-------------------
   Net Investment Income........................................................    (0.19)       (0.15)        (0.02)
   Net Realized Gains...........................................................      (--)          --            --
                                                                                 --------     --------      --------
       Total Distributions......................................................    (0.19)       (0.15)        (0.02)
                                                                                 --------     --------      --------
Net Asset Value, End of Period.................................................. $   9.47     $   9.76      $   9.92
                                                                                 ========     ========      ========
Total Return....................................................................    (1.05%)      (0.05%)       (0.64%)(B)
                                                                                 --------     --------      --------
Net Assets, End of Period (thousands)........................................... $796,296     $530,016      $112,561
Ratio of Expenses to Average Net Assets *.......................................     0.15%(E)     0.15%(E)      0.15%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *............     0.26%(E)     0.29%(E)      0.45%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets............................     1.93%        1.56%         0.91%(C)(D)
Portfolio Turnover Rate.........................................................        3%           5%          N/A
                                                                                 --------     --------      --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as follows:........................     0.11%        0.11%         0.11%
                                                                                 --------     --------      --------

                                                                                               DFA LTIP PORTFOLIO
                                                                                 ----------------------------------------------

                                                                                   YEAR       YEAR      YEAR     YEAR     YEAR
                                                                                   ENDED      ENDED     ENDED    ENDED    ENDED
                                                                                  OCT 31,    OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                                                   2018       2017      2016     2015     2014
                                                                                 --------   --------   -------  -------  -------
Net Asset Value, Beginning of Period............................................ $ 9.31 $       9.81   $  8.67  $ 9.50   $ 8.80
                                                                                 --------   --------   -------  ------   ------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).............................................     0.33       0.25      0.26    0.05     0.20
   Net Gains (Losses) on Securities (Realized and Unrealized)...................    (0.83)     (0.50)     1.03   (0.81)    0.86
                                                                                 --------   --------   -------  ------   ------
       Total from Investment Operations.........................................    (0.50)     (0.25)     1.29   (0.76)    1.06
                                                                                 --------   --------   -------  ------   ------
Less Distributions:
-------------------
   Net Investment Income........................................................    (0.34)     (0.24)    (0.15)  (0.07)   (0.36)
   Net Realized Gains...........................................................       --      (0.01)       --      --       --
                                                                                 --------   --------   -------  ------   ------
       Total Distributions......................................................    (0.34)     (0.25)    (0.15)  (0.07)   (0.36)
                                                                                 --------   --------   -------  ------   ------
Net Asset Value, End of Period.................................................. $ 8.47 $       9.31   $  9.81  $ 8.67   $ 9.50
                                                                                 ========   ========   =======  ======   ======
Total Return....................................................................    (5.73%)    (2.52%)   14.90%  (8.04%)  12.22%
                                                                                 --------   --------   -------  ------   ------
Net Assets, End of Period (thousands)........................................... $168,648   $124,591   $63,267  $  208   $  995
Ratio of Expenses to Average Net Assets *.......................................     0.15%      0.15%     0.15%   0.28%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *............     0.14%      0.14%     0.21%  16.22%    3.63%
Ratio of Net Investment Income to Average Net Assets............................     3.52%      2.75%     2.76%   0.49%    2.29%
Portfolio Turnover Rate.........................................................       53%         2%        4%     88%     105%
                                                                                 --------   --------   -------  ------   ------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as follows:........................      N/A        N/A       N/A     N/A      N/A
                                                                                 --------   --------   -------  ------   ------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                       -------------------------------------------------------------

                                                          YEAR         YEAR         YEAR        YEAR         YEAR
                                                          ENDED        ENDED        ENDED       ENDED        ENDED
                                                         OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                          2018         2017         2016        2015         2014
                                                       ----------   ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year.................... $    11.79   $    12.09   $    11.54  $    11.75   $    11.84
                                                       ----------   ----------   ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................       0.35         0.25         0.16        0.06         0.22
   Net Gains (Losses) on Securities (Realized and
     Unrealized)......................................      (0.52)       (0.29)        0.53       (0.17)       (0.06)
                                                       ----------   ----------   ----------  ----------   ----------
       Total from Investment Operations...............      (0.17)       (0.04)        0.69       (0.11)        0.16
                                                       ----------   ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................      (0.37)       (0.23)       (0.13)      (0.07)       (0.25)
   Net Realized Gains.................................         --        (0.03)       (0.01)      (0.03)          --
                                                       ----------   ----------   ----------  ----------   ----------
       Total Distributions............................      (0.37)       (0.26)       (0.14)      (0.10)       (0.25)
                                                       ----------   ----------   ----------  ----------   ----------
Net Asset Value, End of Year.......................... $    11.25   $    11.79   $    12.09  $    11.54   $    11.75
                                                       ==========   ==========   ==========  ==========   ==========
Total Return..........................................      (1.53%)      (0.26%)       5.96%      (0.98%)       1.38%
                                                       ----------   ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)................... $4,491,326   $4,359,301   $3,514,067  $2,982,898   $2,722,146
Ratio of Expenses to Average Net Assets...............       0.12%        0.12%        0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor)........       0.12%        0.12%        0.12%       0.12%        0.12%
Ratio of Net Investment Income to Average Net Assets..       3.01%        2.14%        1.35%       0.54%        1.83%
Portfolio Turnover Rate...............................         24%          16%          19%         12%          25%
                                                       ----------   ----------   ----------  ----------   ----------

                                                                  DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                                       --------------------------------------------------------
                                                                                                          PERIOD
                                                          YEAR        YEAR       YEAR       YEAR          NOV 5,
                                                          ENDED       ENDED      ENDED      ENDED       2013(A) TO
                                                         OCT 31,     OCT 31,    OCT 31,    OCT 31,       OCT 31,
                                                          2018        2017       2016       2015           2014
                                                       ----------  ----------  --------  --------     ----------
Net Asset Value, Beginning of Year.................... $    10.02  $    10.02  $   9.79  $  10.00      $  10.00
                                                       ----------  ----------  --------  --------      --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................       0.18        0.17      0.17      0.14          0.11
   Net Gains (Losses) on Securities (Realized and
     Unrealized)......................................      (0.11)      (0.03)     0.18     (0.26)        (0.09)
                                                       ----------  ----------  --------  --------      --------
       Total from Investment Operations...............       0.07        0.14      0.35     (0.12)         0.02
                                                       ----------  ----------  --------  --------      --------
Less Distributions:
-------------------
   Net Investment Income..............................      (0.17)      (0.14)    (0.12)    (0.09)        (0.02)
   Net Realized Gains.................................         --          --        --        --            --
                                                       ----------  ----------  --------  --------      --------
       Total Distributions............................      (0.17)      (0.14)    (0.12)    (0.09)        (0.02)
                                                       ----------  ----------  --------  --------      --------
Net Asset Value, End of Year.......................... $     9.92  $    10.02  $  10.02  $   9.79      $  10.00
                                                       ==========  ==========  ========  ========      ========
Total Return..........................................       0.70%       1.42%     3.67%    (1.14%)        0.20%(B)
                                                       ----------  ----------  --------  --------      --------
Net Assets, End of Year (thousands)................... $1,441,718  $1,130,418  $914,956  $784,996      $632,077
Ratio of Expenses to Average Net Assets...............       0.23%       0.24%     0.24%     0.24%         0.24%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor)........       0.23%       0.23%     0.23%     0.23%         0.31%(C)(D)
Ratio of Net Investment Income to Average Net Assets..       1.78%       1.72%     1.68%     1.38%(C)      1.12%(C)(D)
Portfolio Turnover Rate...............................         39%         35%       62%       30%          138%(B)
                                                       ----------  ----------  --------  --------      --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                           DFA MUNICIPAL REAL RETURN PORTFOLIO
                                                                     ----------------------------------------
                                                                                                        PERIOD
                                                                       YEAR       YEAR      YEAR        NOV 4,
                                                                       ENDED      ENDED     ENDED     2014(A) TO
                                                                      OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                                       2018       2017      2016         2015
                                                                     --------   --------  --------  ----------
Net Asset Value, Beginning of Period................................ $   9.94   $   9.93  $   9.72   $  10.00
                                                                     --------   --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).................................     0.15       0.13      0.12       0.11
   Net Gains (Losses) on Securities (Realized and Unrealized).......    (0.23)      0.01      0.21      (0.31)
                                                                     --------   --------  --------   --------
       Total from Investment Operations.............................    (0.08)      0.14      0.33      (0.20)
                                                                     --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income............................................    (0.15)     (0.13)    (0.12)     (0.08)
                                                                     --------   --------  --------   --------
       Total Distributions..........................................    (0.15)     (0.13)    (0.12)     (0.08)
                                                                     --------   --------  --------   --------
Net Asset Value, End of Period...................................... $   9.71   $   9.94  $   9.93   $   9.72
                                                                     ========   ========  ========   ========
Total Return........................................................    (0.86%)     1.42%     3.40%     (1.98%)(B)
                                                                     --------   --------  --------   --------
Net Assets, End of Period (thousands)............................... $865,710   $716,821  $473,985   $184,238
Ratio of Expenses to Average Net Assets.............................     0.23%      0.23%     0.26%      0.27%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly).................................     0.24%      0.24%     0.24%      0.35%(C)(D)
Ratio of Net Investment Income to Average Net Assets................     1.51%      1.34%     1.19%      1.12%(C)(D)
Portfolio Turnover Rate.............................................        8%         4%      N/A        N/A(B)
                                                                     --------   --------  --------   --------

                                                                           DFA
                                                                       CALIFORNIA
                                                                        MUNICIPAL
                                                                       REAL RETURN
                                                                        PORTFOLIO
                                                                     -----------
                                                                         PERIOD
                                                                         NOV 1,
                                                                       2017(A) TO
                                                                         OCT 31,
                                                                          2018
                                                                     -----------
Net Asset Value, Beginning of Period................................  $  10.00
                                                                      --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).................................      0.13
   Net Gains (Losses) on Securities (Realized and Unrealized).......     (0.22)
                                                                      --------
       Total from Investment Operations.............................     (0.09)
                                                                      --------
Less Distributions:
-------------------
   Net Investment Income............................................     (0.11)
                                                                      --------
       Total Distributions..........................................     (0.11)
                                                                      --------
Net Asset Value, End of Period......................................  $   9.80
                                                                      ========
Total Return........................................................     (0.86%)(B)
                                                                      --------
Net Assets, End of Period (thousands)...............................  $122,368
Ratio of Expenses to Average Net Assets.............................      0.30%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly).................................      0.32%(C)(D)
Ratio of Net Investment Income to Average Net Assets................      1.31%(C)(D)
Portfolio Turnover Rate.............................................         2%(B)
                                                                      --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA MUNICIPAL BOND PORTFOLIO
                                                   ----------------------------------------
                                                                                      PERIOD
                                                     YEAR       YEAR      YEAR       MAR 10,
                                                     ENDED      ENDED     ENDED     2015(A) TO
                                                    OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                     2018       2017      2016         2015
                                                   --------   --------  --------  ----------
Net Asset Value, Beginning of Period.............. $  10.18   $  10.22  $  10.12   $  10.00
                                                   --------   --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............     0.14       0.12      0.12       0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (0.23)     (0.04)     0.10       0.09
                                                   --------   --------  --------   --------
       Total from Investment Operations...........    (0.09)      0.08      0.22       0.18
                                                   --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................    (0.13)     (0.12)    (0.12)     (0.06)
                                                   --------   --------  --------   --------
       Total Distributions........................    (0.13)     (0.12)    (0.12)     (0.06)
                                                   --------   --------  --------   --------
Net Asset Value, End of Period.................... $   9.96   $  10.18  $  10.22   $  10.12
                                                   ========   ========  ========   ========
Total Return......................................    (0.84%)     0.76%     2.22%      1.83%(B)
                                                   --------   --------  --------   --------
Net Assets, End of Period (thousands)............. $453,447   $351,938  $220,721   $100,315
Ratio of Expenses to Average Net Assets...........     0.23%      0.23%     0.23%      0.23%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..     0.24%      0.24%     0.25%      0.37%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................     1.38%      1.17%     1.13%      1.31%(C)(D)
Portfolio Turnover Rate...........................       11%         8%        2%         2%(B)
                                                   --------   --------  --------   --------

                                                             DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                   ----------------------------------------------------------

                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018        2017        2016        2015        2014
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............. $    10.18  $    10.21  $    10.24  $    10.23  $    10.23
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.11        0.10        0.09        0.09        0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.08)      (0.03)      (0.02)       0.01          --
                                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.03        0.07        0.07        0.10        0.09
                                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.11)      (0.10)      (0.10)      (0.09)      (0.09)
                                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions........................      (0.11)      (0.10)      (0.10)      (0.09)      (0.09)
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    10.10  $    10.18  $    10.21  $    10.24  $    10.23
                                                   ==========  ==========  ==========  ==========  ==========
Total Return......................................       0.28%       0.67%       0.68%       1.00%       0.87%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $2,553,257  $2,531,941  $2,103,981  $2,199,837  $2,206,915
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.08%       0.96%       0.92%       0.90%       0.88%
Portfolio Turnover Rate...........................         31%         16%         11%         18%         30%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                                   -------------------------------------------------------
                                                      YEAR         YEAR        YEAR       YEAR      YEAR
                                                      ENDED        ENDED       ENDED      ENDED     ENDED
                                                     OCT 31,      OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                      2018         2017        2016       2015      2014
                                                   ----------   ----------  ----------  --------  --------
Net Asset Value, Beginning of Year................ $    10.19   $    10.25  $    10.17  $  10.10  $   9.84
                                                   ----------   ----------  ----------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.15         0.14        0.14      0.15      0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.26)       (0.06)       0.09      0.06      0.25
                                                   ----------   ----------  ----------  --------  --------
       Total from Investment Operations...........      (0.11)        0.08        0.23      0.21      0.42
                                                   ----------   ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.15)       (0.14)      (0.15)    (0.14)    (0.16)
                                                   ----------   ----------  ----------  --------  --------
       Total Distributions........................      (0.15)       (0.14)      (0.15)    (0.14)    (0.16)
                                                   ----------   ----------  ----------  --------  --------
Net Asset Value, End of Year...................... $     9.93   $    10.19  $    10.25  $  10.17  $  10.10
                                                   ==========   ==========  ==========  ========  ========
Total Return......................................      (1.08%)       0.75%       2.23%     2.13%     4.34%
                                                   ----------   ----------  ----------  --------  --------
Net Assets, End of Year (thousands)............... $1,782,680   $1,667,648  $1,264,647  $910,481  $508,722
Ratio of Expenses to Average Net Assets...........       0.22%        0.23%       0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..       0.22%        0.23%       0.22%     0.23%     0.24%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.51%        1.35%       1.34%     1.47%     1.69%
Portfolio Turnover Rate...........................          6%           4%          3%        1%        4%
                                                   ----------   ----------  ----------  --------  --------

                                                    DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                   ----------------------------------------------------
                                                      YEAR        YEAR       YEAR      YEAR      YEAR
                                                      ENDED       ENDED      ENDED     ENDED     ENDED
                                                     OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                      2018        2017       2016      2015      2014
                                                   ----------  ----------  --------  --------  --------
Net Asset Value, Beginning of Year................ $    10.31  $    10.33  $  10.34  $  10.33  $  10.31
                                                   ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.11        0.09      0.09      0.08      0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.09)      (0.02)    (0.01)     0.01      0.01
                                                   ----------  ----------  --------  --------  --------
       Total from Investment Operations...........       0.02        0.07      0.08      0.09      0.10
                                                   ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.10)      (0.09)    (0.09)    (0.08)    (0.08)
                                                   ----------  ----------  --------  --------  --------
       Total Distributions........................      (0.10)      (0.09)    (0.09)    (0.08)    (0.08)
                                                   ----------  ----------  --------  --------  --------
Net Asset Value, End of Year...................... $    10.23  $    10.31  $  10.33  $  10.34  $  10.33
                                                   ==========  ==========  ========  ========  ========
Total Return......................................       0.22%       0.68%     0.79%     0.87%     1.02%
                                                   ----------  ----------  --------  --------  --------
Net Assets, End of Year (thousands)............... $1,185,733  $1,031,539  $880,209  $825,484  $703,773
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%     0.22%     0.22%     0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..       0.22%       0.22%     0.22%     0.22%     0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.02%       0.88%     0.84%     0.78%     0.83%
Portfolio Turnover Rate...........................         39%         19%       20%       23%       22%
                                                   ----------  ----------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                                   ---------------------------------------------------------------  ----------
                                                                                                                       YEAR
                                                       YEAR         YEAR         YEAR         YEAR         YEAR       ENDED
                                                      ENDED        ENDED        ENDED        ENDED        ENDED        OCT
                                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014  31, 2018
                                                   ------------ ------------ ------------ ------------ ------------ --------
Net Asset Value, Beginning of Period..............   $  10.58     $  10.62     $  10.56     $  10.47     $  10.16   $  10.24
                                                     --------     --------     --------     --------     --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.15         0.14         0.15         0.17         0.18       0.12
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.25)       (0.04)        0.07         0.08         0.30      (0.14)
                                                     --------     --------     --------     --------     --------   --------
       Total from Investment Operations...........      (0.10)        0.10         0.22         0.25         0.48      (0.02)
                                                     --------     --------     --------     --------     --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.15)       (0.14)       (0.16)       (0.16)       (0.17)     (0.12)
                                                     --------     --------     --------     --------     --------   --------
       Total Distributions........................      (0.15)       (0.14)       (0.16)       (0.16)       (0.17)     (0.12)
                                                     --------     --------     --------     --------     --------   --------
Net Asset Value, End of Period....................   $  10.33     $  10.58     $  10.62     $  10.56     $  10.47   $  10.10
                                                     ========     ========     ========     ========     ========   ========
Total Return......................................      (0.96%)       0.97%        2.10%        2.46%        4.82%     (0.20%)
                                                     --------     --------     --------     --------     --------   --------
Net Assets, End of Period (thousands).............   $435,549     $347,302     $255,893     $196,624     $140,424   $100,432
Ratio of Expenses to Average Net Assets...........       0.23%        0.23%        0.23%        0.23%        0.23%      0.25%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..       0.23%        0.23%        0.23%        0.23%        0.24%      0.25%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.45%        1.36%        1.42%        1.59%        1.75%      1.20%
Portfolio Turnover Rate...........................          7%           7%           4%           2%          14%        27%
                                                     --------     --------     --------     --------     --------   --------

                                                    DFA NY MUNICIPAL BOND PORTFOLIO
                                                   ------------------------------------
                                                                                 PERIOD
                                                       YEAR         YEAR        JUN 16,
                                                      ENDED        ENDED       2015(A) TO
                                                   OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                   ------------ ------------ ------------
Net Asset Value, Beginning of Period..............   $ 10.25      $ 10.14      $ 10.00
                                                     -------      -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............      0.11         0.11         0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................     (0.01)        0.12         0.12
                                                     -------      -------      -------
       Total from Investment Operations...........      0.10         0.23         0.17
                                                     -------      -------      -------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.11)       (0.12)       (0.03)
                                                     -------      -------      -------
       Total Distributions........................     (0.11)       (0.12)       (0.03)
                                                     -------      -------      -------
Net Asset Value, End of Period....................   $ 10.24      $ 10.25      $ 10.14
                                                     =======      =======      =======
Total Return......................................      0.94%        2.29%        1.75%(B)
                                                     -------      -------      -------
Net Assets, End of Period (thousands).............   $91,204      $57,581      $28,985
Ratio of Expenses to Average Net Assets...........      0.25%        0.25%        0.25%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)..      0.25%        0.34%        0.51%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.06%        1.10%        1.25%(C)(D)
Portfolio Turnover Rate...........................        15%           1%         N/A(B)
                                                     -------      -------      -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 DFA MN MUNICIPAL BOND PORTFOLIO
                                                                                                 -----------------------
                                                                                                                   PERIOD
                                                                                                     YEAR         JUL 25,
                                                                                                    ENDED        2017(A) TO
                                                                                                 OCT 31, 2018   OCT 31, 2017
                                                                                                 ------------  ------------
Net Asset Value, Beginning of Period............................................................   $  9.95       $ 10.00
                                                                                                   -------       -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).............................................................      0.11          0.02
   Net Gains (Losses) on Securities (Realized and Unrealized)...................................     (0.22)        (0.05)
                                                                                                   -------       -------
       Total from Investment Operations.........................................................     (0.11)        (0.03)
                                                                                                   -------       -------
Less Distributions:
-------------------
   Net Investment Income........................................................................     (0.11)        (0.02)
                                                                                                   -------       -------
       Total Distributions......................................................................     (0.11)        (0.02)
                                                                                                   -------       -------
Net Asset Value, End of Period..................................................................   $  9.73       $  9.95
                                                                                                   =======       =======
Total Return....................................................................................     (1.16%)       (0.28%)(B)
                                                                                                   -------       -------
Net Assets, End of Period (thousands)...........................................................   $66,318       $61,259
Ratio of Expenses to Average Net Assets.........................................................      0.32%         0.24%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and...............................................
Fees Paid Indirectly)...........................................................................      0.38%         0.37%(C)(D)
Ratio of Net Investment Income to Average Net Assets............................................      1.09%         0.96%(C)(D)
Portfolio Turnover Rate.........................................................................        14%          N/A(B)
                                                                                                   -------       -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-five (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by primarily investing directly or through other series of the Fund (collectively, the "Underlying Funds"). As of October 31, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FUND OF FUNDS                                 UNDERLYING FUNDS                              AT 10/31/18
-------------                                 ----------------                              -----------
DFA Diversified Fixed Income Portfolio        DFA Two-Year Global Fixed Income Portfolio         4%
                                              DFA Intermediate Government Fixed Income
                                                Portfolio                                        8%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio......................... 0.15%
DFA Two-Year Global Fixed Income Portfolio.................. 0.15%
DFA Selectively Hedged Global Fixed Income Portfolio........ 0.15%
DFA Five-Year Global Fixed Income Portfolio................. 0.25%
DFA World ex U.S. Government Fixed Income Portfolio......... 0.18%
DFA Short-Term Government Portfolio......................... 0.17%

DFA Intermediate Government Fixed Income Portfolio.......... 0.10%
DFA Short-Term Extended Quality Portfolio................... 0.20%
DFA Intermediate-Term Extended Quality Portfolio............ 0.20%
DFA Targeted Credit Portfolio............................... 0.19%
DFA Global Core Plus Fixed Income Portfolio................. 0.25%
DFA Investment Grade Portfolio.............................. 0.20%
DFA Diversified Fixed Income Portfolio...................... 0.12%
DFA LTIP Portfolio.......................................... 0.10%
DFA Inflation-Protected Securities Portfolio................ 0.10%
DFA Short-Duration Real Return Portfolio.................... 0.20%
DFA Municipal Real Return Portfolio......................... 0.20%
DFA California Municipal Real Return Portfolio.............. 0.20%
DFA Municipal Bond Portfolio................................ 0.20%
DFA Short-Term Municipal Bond Portfolio..................... 0.20%
DFA Intermediate-Term Municipal Bond Portfolio.............. 0.20%
DFA California Short-Term Municipal Bond Portfolio.......... 0.20%
DFA California Intermediate-Term Municipal Bond Portfolio... 0.20%
DFA NY Municipal Bond Portfolio............................. 0.20%
DFA MN Municipal Bond Portfolio............................. 0.25%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                                         NET WAIVED FEES/
                                                                                         EXPENSES ASSUMED     PREVIOUSLY
                                                                            RECOVERY        (RECOVERED       WAIVED FEES/
                                                              EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                     AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                                   ---------- ---------------- ----------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio (1)....    0.25%          --                --                --
DFA World ex U.S. Government Fixed Income Portfolio (1).....    0.20%         $ 1              $ 70              $294
DFA Short-Term Government Portfolio (2).....................    0.20%          --                --                --
DFA Short-Term Extended Quality Portfolio (1)...............    0.22%          17               185               571

                                                                                         NET WAIVED FEES/
                                                                                         EXPENSES ASSUMED     PREVIOUSLY
                                                                            RECOVERY        (RECOVERED       WAIVED FEES/
                                                              EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                     AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                                   ---------- ---------------- ----------------- -----------------
DFA Intermediate-Term Extended Quality Portfolio (1)........    0.22%         $23              $ 12             $  155
DFA Targeted Credit Portfolio (1)...........................    0.20%          --               148                375
DFA Global Core Plus Fixed Income Portfolio (3).............    0.30%          16                54                 54
DFA Investment Grade Portfolio (4)..........................    0.22%          87                42                790
DFA Diversified Fixed Income Portfolio (3)..................    0.15%          --               752              1,272
DFA LTIP Portfolio (1)......................................    0.15%          27               (22)                30
DFA Inflation-Protected Securities Portfolio (1)............    0.20%          --                --                 --
DFA Short-Duration Real Return Portfolio (5)................    0.24%          20               (20)                --
DFA Municipal Real Return Portfolio (1).....................    0.27%          --                --                 --
DFA California Municipal Real Return Portfolio (3)..........    0.30%           1                22                 22
DFA Municipal Bond Portfolio (1)............................    0.23%          12                 5                 80
DFA Short-Term Municipal Bond Portfolio (2).................    0.30%          --                --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1)..........    0.23%          23               (23)                --
DFA California Short-Term Municipal Bond Portfolio (1)......    0.30%          --                --                 --
DFA California Intermediate-Term Municipal Bond Portfolio
  (1).......................................................    0.23%          10                (9)                --
DFA NY Municipal Bond Portfolio (1).........................    0.25%          10                (5)                47
DFA MN Municipal Bond Portfolio (1).........................    0.32%           3                37                 58

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Two-Year Global Fixed Income Portfolio..................    $151
DFA Selectively Hedged Global Fixed Income Portfolio........      15
DFA Five-Year Global Fixed Income Portfolio.................     525
DFA World ex U.S. Government Fixed Income Portfolio.........      64
DFA Municipal Real Return Portfolio.........................      74
DFA California Municipal Real Return Portfolio..............      13
DFA Municipal Bond Portfolio................................      31
DFA Short-Term Municipal Bond Portfolio.....................     180
DFA Intermediate-Term Municipal Bond Portfolio..............     121
DFA California Short-Term Municipal Bond Portfolio..........      81
DFA California Intermediate-Term Municipal Bond Portfolio...      28
DFA NY Municipal Bond Portfolio.............................      10

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA MN Municipal Bond Portfolio.............................     $6

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio......................... $383
DFA Two-Year Global Fixed Income Portfolio..................  307
DFA Selectively Hedged Global Fixed Income Portfolio........   30
DFA Five-Year Global Fixed Income Portfolio.................  321
DFA World ex U.S. Government Fixed Income Portfolio.........   11
DFA Short-Term Government Portfolio.........................   75
DFA Intermediate Government Fixed Income Portfolio..........  127
DFA Short-Term Extended Quality Portfolio...................   90
DFA Intermediate-Term Extended Quality Portfolio............   30
DFA Targeted Credit Portfolio...............................    4
DFA Global Core Plus Fixed Income Portfolio.................   (1)
DFA Investment Grade Portfolio..............................   82
DFA Diversified Fixed Income Portfolio......................    2
DFA LTIP Portfolio..........................................    1
DFA Inflation-Protected Securities Portfolio................   89
DFA Short-Duration Real Return Portfolio....................   11
DFA Municipal Real Return Portfolio.........................    5
DFA California Municipal Real Return Portfolio..............   --
DFA Municipal Bond Portfolio................................    2
DFA Short-Term Municipal Bond Portfolio.....................   79
DFA Intermediate-Term Municipal Bond Portfolio..............   16
DFA California Short-Term Municipal Bond Portfolio..........   22
DFA California Intermediate-Term Municipal Bond Portfolio...    4
DFA NY Municipal Bond Portfolio.............................    1
DFA MN Municipal Bond Portfolio.............................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                           U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                           -------------------------- ---------------------------
                                                           PURCHASES       SALES       PURCHASES       SALES
                                                            ----------    ----------   -----------    ----------
DFA One-Year Fixed Income Portfolio....................... $1,931,524    $1,517,607   $ 3,414,705    $3,240,703
DFA Two-Year Global Fixed Income Portfolio................    589,770       626,531     4,224,488     3,703,679
DFA Selectively Hedged Global Fixed Income Portfolio......    219,764       143,809       624,596       591,675
DFA Five-Year Global Fixed Income Portfolio...............         --            --    11,499,808     9,682,166
DFA World ex U.S. Government Fixed Income Portfolio.......         --         2,834       611,051       370,527
DFA Short-Term Government Portfolio.......................    828,583       689,319            --            --
DFA Intermediate Government Fixed Income Portfolio........  1,378,772       772,302            --            --
DFA Short-Term Extended Quality Portfolio.................    154,717       190,336     1,630,174     1,359,969
DFA Intermediate-Term Extended Quality Portfolio..........     28,116        49,338       524,485       393,525
DFA Targeted Credit Portfolio.............................         --            --       267,313       109,786
DFA Global Core Plus Fixed Income Portfolio...............         --        33,614       769,449       217,691
DFA Investment Grade Portfolio............................    834,036       648,547     1,396,875       604,949
DFA Diversified Fixed Income Portfolio....................     68,089        24,067       241,558            --
DFA LTIP Portfolio........................................    141,496        85,400            --            --
DFA Inflation-Protected Securities Portfolio..............  1,357,370     1,097,117            --            --
DFA Short-Duration Real Return Portfolio..................    202,507       176,469       618,225       304,612
DFA Municipal Real Return Portfolio.......................         --            --       245,796        65,472
DFA California Municipal Real Return Portfolio............         --            --       118,970         1,293
DFA Municipal Bond Portfolio..............................         --            --       174,302        41,406
DFA Short-Term Municipal Bond Portfolio...................         --            --       807,991       711,164
DFA Intermediate-Term Municipal Bond Portfolio............         --            --       315,013       110,490
DFA California Short-Term Municipal Bond Portfolio........         --            --       490,784       388,256
DFA California Intermediate-Term Municipal Bond Portfolio.         --            --       130,606        26,496
DFA NY Municipal Bond Portfolio...........................         --            --        34,137        22,018
DFA MN Municipal Bond Portfolio...........................         --            --        18,876         8,812

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                    CHANGE IN                SHARES AS
                                                     NET REALIZED  UNREALIZED   BALANCE AT      OF
                  BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                   10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION     2018        2018      INCOME  DISTRIBUTIONS
                  ---------- ------------ ---------- ------------ ------------- ----------- ----------- -------- -------------
DFA ONE-YEAR
  FIXED
INCOME PORTFOLIO
The DFA Short
  Term
Investment Fund    $100,564   $2,315,130  $2,238,310     $(27)         $17       $177,374     15,330     $5,037       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $100,564   $2,315,130  $2,238,310     $(27)         $17       $177,374     15,330     $5,037       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==
DFA TWO-YEAR
  GLOBAL
FIXED INCOME
PORTFOLIO
The DFA Short
  Term
Investment Fund    $ 27,030   $  814,618  $  760,763     $ (5)         $ 3       $ 80,883      6,991     $2,094       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $ 27,030   $  814,618  $  760,763     $ (5)         $ 3       $ 80,883      6,991     $2,094       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==
DFA SELECTIVELY
HEDGED GLOBAL
FIXED INCOME
PORTFOLIO
The DFA Short
  Term
Investment Fund    $      1   $  197,161  $  186,469     $ (2)          --       $ 10,691        924     $  319       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $      1   $  197,161  $  186,469     $ (2)          --       $ 10,691        924     $  319       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==
DFA FIVE-YEAR
  GLOBAL
FIXED INCOME
PORTFOLIO
The DFA Short
  Term
Investment Fund    $ 77,381   $  641,352  $  662,001     $(17)         $ 3       $ 56,718      4,902     $1,224       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $ 77,381   $  641,352  $  662,001     $(17)         $ 3       $ 56,718      4,902     $1,224       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==
DFA SHORT-TERM
EXTENDED QUALITY
PORTFOLIO
The DFA Short
  Term
Investment Fund    $ 21,242   $  676,073  $  624,653     $ (2)         $ 2       $ 72,662      6,280     $2,073       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $ 21,242   $  676,073  $  624,653     $ (2)         $ 2       $ 72,662      6,280     $2,073       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==
DFA
INTERMEDIATE-
  TERM
EXTENDED QUALITY
PORTFOLIO
The DFA Short
  Term
Investment Fund    $ 55,477   $  630,341  $  593,710     $(20)         $ 4       $ 92,092      7,960     $2,790       --
                   --------   ----------  ----------     ----          ---       --------     ------     ------       --
TOTAL              $ 55,477   $  630,341  $  593,710     $(20)         $ 4       $ 92,092      7,960     $2,790       --
                   ========   ==========  ==========     ====          ===       ========     ======     ======       ==

                                                                    CHANGE IN                SHARES AS
                                                     NET REALIZED  UNREALIZED   BALANCE AT      OF
                  BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                   10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION     2018        2018      INCOME  DISTRIBUTIONS
                  ---------- ------------ ---------- ------------ ------------- ----------- ----------- -------- -------------
DFA TARGETED
  CREDIT
PORTFOLIO
The DFA Short
  Term
Investment Fund    $  7,336   $  157,783  $  147,633   $    (2)     $      1     $ 17,485      1,511     $  565        --
                   --------   ----------  ----------   -------      --------     --------     ------     ------      ----
TOTAL              $  7,336   $  157,783  $  147,633   $    (2)     $      1     $ 17,485      1,511     $  565        --
                   ========   ==========  ==========   =======      ========     ========     ======     ======      ====
DFA GLOBAL CORE
  PLUS
FIXED INCOME
PORTFOLIO
The DFA Short
  Term
Investment Fund          --   $   40,262  $   28,112        --      $     (1)    $ 12,149      1,050         --        --
DFA Investment
  Grade
Portfolio                --      202,418     199,859   $(2,559)           --           --         --         --        --
                   --------   ----------  ----------   -------      --------     --------     ------     ------      ----
TOTAL              $      0   $  242,680  $  227,971   $(2,559)     $     (1)    $ 12,149      1,050         --        --
                   ========   ==========  ==========   =======      ========     ========     ======     ======      ====
DFA INVESTMENT
GRADE PORTFOLIO
The DFA Short
  Term
Investment Fund    $319,672   $1,538,345  $1,529,777   $   (85)     $     18     $328,173     28,364     $8,298        --
                   --------   ----------  ----------   -------      --------     --------     ------     ------      ----
TOTAL              $319,672   $1,538,345  $1,529,777   $   (85)     $     18     $328,173     28,364     $8,298        --
                   ========   ==========  ==========   =======      ========     ========     ======     ======      ====
DFA DIVERSIFIED
  FIXED
INCOME PORTFOLIO
DFA Intermediate
Government Fixed
Income             $263,735   $  156,400          --        --      $(15,372)    $404,763     34,071     $7,441      $302
DFA Two-Year
  Global
Fixed Income        158,623       85,158          --        --          (266)     243,515     24,474      2,365        --
                   --------   ----------  ----------   -------      --------     --------     ------     ------      ----
TOTAL              $422,358   $  241,558          --        --      $(15,638)    $648,278     58,545     $9,806      $302
                   ========   ==========  ==========   =======      ========     ========     ======     ======      ====
DFA SHORT-
  DURATION
REAL RETURN
PORTFOLIO
The DFA Short
  Term
Investment Fund    $ 28,874   $  327,907  $  306,785   $    (4)     $      1     $ 49,993      4,321     $1,153        --
                   --------   ----------  ----------   -------      --------     --------     ------     ------      ----
TOTAL              $ 28,874   $  327,907  $  306,785   $    (4)     $      1     $ 49,993      4,321     $1,153        --
                   ========   ==========  ==========   =======      ========     ========     ======     ======      ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                           NET INVESTMENT
                                                             INCOME AND   LONG-TERM
                                                             SHORT-TERM    CAPITAL  TAX EXEMPT
                                                           CAPITAL GAINS    GAINS     INCOME    TOTAL
                                                           -------------- --------- ---------- --------
DFA One-Year Fixed Income Portfolio 2017..................    $ 75,758     $   403      --     $ 76,161
2018......................................................     134,236          --      --      134,236
DFA Two-Year Global Fixed Income Portfolio 2017...........      46,352          --      --       46,352
2018......................................................      67,032          --      --       67,032
DFA Selectively Hedged Global Fixed Income Portfolio 2017.      16,079          --      --       16,079
2018......................................................      19,847          --      --       19,847
DFA Five-Year Global Fixed Income Portfolio 2017..........     225,389      42,519      --      267,908
2018......................................................     217,046       9,217      --      226,263
DFA World ex U.S. Government Fixed Income Portfolio 2017..      19,427         550      --       19,977
2018......................................................       1,574          --      --        1,574
DFA Short-Term Government Portfolio 2017..................      25,111       4,717      --       29,828
2018......................................................      32,064          --      --       32,064
DFA Intermediate Government Fixed Income Portfolio 2017...      88,513       6,710      --       95,223
2018......................................................     102,138       4,998      --      107,136
DFA Short-Term Extended Quality Portfolio 2017............      84,613           4      --       84,617
2018......................................................     100,156       4,054      --      104,210
DFA Intermediate-Term Extended Quality Portfolio 2017.....      46,757       2,020      --       48,777
2018......................................................      58,070       5,639      --       63,709
DFA Targeted Credit Portfolio 2017........................       9,264          --      --        9,264
2018......................................................      13,620         906      --       14,526
DFA Global Core Plus Fixed Income Portfolio 2018..........       2,471          --      --        2,471
DFA Investment Grade Portfolio 2017.......................     150,794          --      --      150,794
2018......................................................     212,294          --      --      212,294
DFA Diversified Fixed Income Portfolio 2017...............       5,141          --      --        5,141
2018......................................................      13,444          98      --       13,542

                                                         NET INVESTMENT
                                                           INCOME AND   LONG-TERM
                                                           SHORT-TERM    CAPITAL  TAX EXEMPT
                                                         CAPITAL GAINS    GAINS     INCOME    TOTAL
                                                         -------------- --------- ---------- --------
DFA LTIP Portfolio 2017.................................    $  2,415         --         --   $  2,415
2018....................................................       5,731         --         --      5,731
DFA Inflation-Protected Securities Portfolio 2017.......      78,014     $8,864         --     86,878
2018....................................................     141,539         --         --    141,539
DFA Short-Duration Real Return Portfolio 2017...........      13,087         --         --     13,087
2018....................................................      19,458         --         --     19,458
DFA Municipal Real Return Portfolio 2017................          --         --    $ 8,396      8,396
2018....................................................          --         --     12,044     12,044
DFA California Municipal Real Return Portfolio 2018.....          --         --      1,086      1,086
DFA Municipal Bond Portfolio 2017.......................          --         --      3,378      3,378
2018....................................................          --         --      5,602      5,602
DFA Short-Term Municipal Bond Portfolio 2017............          --         --     22,189     22,189
2018....................................................          --         --     27,517     27,517
DFA Intermediate-Term Municipal Bond Portfolio 2017.....      20,181         --         --     20,181
2018....................................................          --         --     26,332     26,332
DFA California Short-Term Municipal Bond Portfolio 2017.       8,471         --         --      8,471
2018....................................................          --         --     11,064     11,064
DFA California Intermediate-Term Municipal Bond.........
Portfolio 2017..........................................          --         --      4,115      4,115
2018....................................................          --         --      5,751      5,751
DFA NY Municipal Bond Portfolio 2017....................          --         --        796        796
2018....................................................          --         --      1,109      1,109
DFA MN Municipal Bond Portfolio 2017....................         131         --         --        131
2018....................................................          --         --        698        698

   The DFA Global Core Plus Fixed Income Portfolio commenced operations on January 11, 2018, and did not pay any distributions for the year ended October 31, 2017.

   The DFA California Municipal Real Return Portfolio commenced operations on November 1, 2017, and did not pay any distributions for the year ended October 31, 2017.

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                           -------------- ------------- --------
DFA One-Year Fixed Income Portfolio.......................    $ (4,596)        --       $ (4,596)
DFA Two-Year Global Fixed Income Portfolio................      (7,841)        --         (7,841)
DFA Selectively Hedged Global Fixed Income Portfolio......      (2,963)        --         (2,963)
DFA Five-Year Global Fixed Income Portfolio...............     (60,447)        --        (60,447)
DFA World ex U.S. Government Fixed Income Portfolio.......      (2,404)        --         (2,404)
DFA Short-Term Government Portfolio.......................      (1,086)        --         (1,086)
DFA Intermediate Government Fixed Income Portfolio........      (1,995)        --         (1,995)
DFA Short-Term Extended Quality Portfolio.................     (18,210)        --        (18,210)
DFA Intermediate-Term Extended Quality Portfolio..........      (1,476)        --         (1,476)
DFA Targeted Credit Portfolio.............................      (1,229)        --         (1,229)
DFA Global Core Plus Fixed Income Portfolio...............      (1,315)        --         (1,315)
DFA Investment Grade Portfolio............................     (11,070)        --        (11,070)
DFA Diversified Fixed Income Portfolio....................        (214)        --           (214)
DFA LTIP Portfolio........................................        (267)        --           (267)
DFA Inflation-Protected Securities Portfolio..............      (3,069)        --         (3,069)
DFA Short-Duration Real Return Portfolio..................      (3,710)        --         (3,710)
DFA Municipal Real Return Portfolio.......................          --         --             --
DFA California Municipal Real Return Portfolio............          --         --             --
DFA Municipal Bond Portfolio..............................          --         --             --
DFA Short-Term Municipal Bond Portfolio...................          --         --             --
DFA Intermediate-Term Municipal Bond Portfolio............          --         --             --
DFA California Short-Term Municipal Bond Portfolio........          --         --             --
DFA California Intermediate-Term Municipal Bond Portfolio.          --         --             --
DFA NY Municipal Bond Portfolio...........................          --         --             --
DFA MN Municipal Bond Portfolio...........................          --         --             --

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                      UNDISTRIBUTED                                               TOTAL NET
                                                      NET INVESTMENT                                            DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                      -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio..................          --           --       $ (20,410)    $ (32,459)     $ (52,869)
DFA Two-Year Global Fixed Income Portfolio...........    $ 82,867           --         (28,479)      (68,436)       (14,048)
DFA Selectively Hedged Global Fixed Income Portfolio.      34,416           --         (76,765)      (29,363)       (71,712)
DFA Five-Year Global Fixed Income Portfolio..........     601,382           --        (120,577)     (614,046)      (133,241)
DFA World ex U.S. Government Fixed Income
  Portfolio..........................................      77,810       $4,328              --       (33,831)        48,307

                                                    UNDISTRIBUTED                                               TOTAL NET
                                                    NET INVESTMENT                                            DISTRIBUTABLE
                                                      INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                      SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                    -------------- ------------- ------------- -------------- -------------
DFA Short-Term Government Portfolio................    $ 4,048           --        $ (8,987)     $ (56,785)     $ (61,724)
DFA Intermediate Government Fixed Income Portfolio.     12,906           --         (29,753)      (204,774)      (221,621)
DFA Short-Term Extended Quality Portfolio..........     92,145           --         (13,668)      (165,806)       (87,329)
DFA Intermediate-Term Extended Quality Portfolio...         --           --         (14,081)       (98,626)      (112,707)
DFA Targeted Credit Portfolio......................      7,073           --            (685)       (19,584)       (13,196)
DFA Global Core Plus Fixed Income Portfolio........     30,359           --          (2,717)       (32,063)        (4,421)
DFA Investment Grade Portfolio.....................     36,903           --         (35,915)      (369,909)      (368,921)
DFA Diversified Fixed Income Portfolio.............        105           --            (102)       (21,738)       (21,735)
DFA LTIP Portfolio.................................         90         $829            (199)       (15,551)       (14,831)
DFA Inflation-Protected Securities Portfolio.......      4,164           --         (15,577)      (140,398)      (151,811)
DFA Short-Duration Real Return Portfolio...........     34,262           --         (17,837)       (27,981)       (11,556)
DFA Municipal Real Return Portfolio................         --           --          (2,678)        (8,950)       (11,628)
DFA California Municipal Real Return Portfolio.....         --           --             (--)        (2,343)        (2,343)
DFA Municipal Bond Portfolio.......................         --           --             (34)        (7,289)        (7,323)
DFA Short-Term Municipal Bond Portfolio............         --           --            (137)       (13,859)       (13,996)
DFA Intermediate-Term Municipal Bond Portfolio.....         --           --            (195)       (26,065)       (26,260)
DFA California Short-Term Municipal Bond Portfolio.         --           --            (118)        (4,020)        (4,138)
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................         --           --             (23)        (3,847)        (3,870)
DFA NY Municipal Bond Portfolio....................         --           --             (10)          (639)          (649)
DFA MN Municipal Bond Portfolio....................         --           --             (27)        (1,719)        (1,746)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                      2018 2019 UNLIMITED  TOTAL
                                                      ---- ---- --------- --------
DFA One-Year Fixed Income Portfolio..................  --   --  $ 20,410  $ 20,410
DFA Two-Year Global Fixed Income Portfolio...........  --   --    28,479    28,479
DFA Selectively Hedged Global Fixed Income Portfolio.  --   --    76,765    76,765
DFA Five-Year Global Fixed Income Portfolio..........  --   --   120,577   120,577

                                                           2018 2019 UNLIMITED  TOTAL
                                                           ---- ---- --------- -------
DFA World ex U.S. Government Fixed Income Portfolio.......  --   --        --       --
DFA Short-Term Government Portfolio.......................  --   --   $ 8,987  $ 8,987
DFA Intermediate Government Fixed Income Portfolio........  --   --    29,753   29,753
DFA Short-Term Extended Quality Portfolio.................  --   --    13,668   13,668
DFA Intermediate-Term Extended Quality Portfolio..........  --   --    14,081   14,081
DFA Targeted Credit Portfolio.............................  --   --       685      685
DFA Global Core Plus Fixed Income Portfolio...............  --   --     2,717    2,717
DFA Investment Grade Portfolio............................  --   --    35,915   35,915
DFA Diversified Fixed Income Portfolio....................  --   --       102      102
DFA LTIP Portfolio........................................  --   --       199      199
DFA Inflation-Protected Securities Portfolio..............  --   --    15,577   15,577
DFA Short-Duration Real Return Portfolio..................  --   --    17,837   17,837
DFA Municipal Real Return Portfolio.......................  --   --     2,678    2,678
DFA California Municipal Real Return Portfolio............  --   --        --       --
DFA Municipal Bond Portfolio..............................  --   --        34       34
DFA Short-Term Municipal Bond Portfolio................... $ 3   --       133      136
DFA Intermediate-Term Municipal Bond Portfolio............  --   --       195      195
DFA California Short-Term Municipal Bond Portfolio........  --  $ 3       115      118
DFA California Intermediate-Term Municipal Bond Portfolio.  --   --        23       23
DFA NY Municipal Bond Portfolio...........................  --   --        10       10
DFA MN Municipal Bond Portfolio...........................  --   --        27       27

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio. $2,141
DFA World ex U.S. Government Fixed Income Portfolio..    171
DFA LTIP Portfolio...................................    188

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                   NET
                                                                                                UNREALIZED
                                                       FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                       TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                      ----------- ------------ -------------- --------------
DFA One-Year Fixed Income Portfolio.................. $ 8,205,214   $   855      $ (33,316)     $ (32,461)
DFA Two-Year Global Fixed Income Portfolio...........   5,668,276         3        (68,439)       (68,436)
DFA Selectively Hedged Global Fixed Income Portfolio.   1,236,360        --        (29,363)       (29,363)
DFA Five-Year Global Fixed Income Portfolio..........  15,702,070        67       (613,048)      (612,981)
DFA World ex U.S. Government Fixed Income Portfolio..   1,129,015    25,565        (59,126)       (33,561)
DFA Short-Term Government Portfolio..................   2,349,914        --        (56,785)       (56,785)
DFA Intermediate Government Fixed Income Portfolio...   5,123,045     7,221       (211,994)      (204,773)
DFA Short-Term Extended Quality Portfolio............   5,751,582       297       (165,893)      (165,596)
DFA Intermediate-Term Extended Quality Portfolio.....   1,955,230        53        (98,678)       (98,625)
DFA Targeted Credit Portfolio........................     676,365        74        (19,566)       (19,492)

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                    ---------- ------------ -------------- --------------
DFA Global Core Plus Fixed Income Portfolio........ $  623,899        --      $ (32,061)     $ (32,061)
DFA Investment Grade Portfolio.....................  9,197,590   $ 4,235       (374,143)      (369,908)
DFA Diversified Fixed Income Portfolio.............    817,843        88        (21,827)       (21,739)
DFA LTIP Portfolio.................................    183,026        --        (15,551)       (15,551)
DFA Inflation-Protected Securities Portfolio.......  4,622,479     6,601       (146,999)      (140,398)
DFA Short-Duration Real Return Portfolio...........  1,496,936    15,844        (43,825)       (27,981)
DFA Municipal Real Return Portfolio................    860,767    14,193        (23,143)        (8,950)
DFA California Municipal Real Return Portfolio.....    120,318       466         (2,809)        (2,343)
DFA Municipal Bond Portfolio.......................    454,095         4         (7,293)        (7,289)
DFA Short-Term Municipal Bond Portfolio............  2,528,229         4        (13,862)       (13,858)
DFA Intermediate-Term Municipal Bond Portfolio.....  1,783,012     2,280        (28,345)       (26,065)
DFA California Short-Term Municipal Bond Portfolio.  1,155,011       254         (4,274)        (4,020)
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................    431,599     1,144         (4,991)        (3,847)
DFA NY Municipal Bond Portfolio....................     99,060         4           (643)          (639)
DFA MN Municipal Bond Portfolio....................     67,153         1         (1,720)        (1,719)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a

Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                       FORWARD
                                                      CURRENCY     SWAP
                                                      CONTRACTS  CONTRACTS
                                                      ---------- ----------
DFA Two-Year Global Fixed Income Portfolio........... $1,345,158 $       --
DFA Selectively Hedged Global Fixed Income Portfolio.    436,522         --
DFA Five-Year Global Fixed Income Portfolio..........  9,070,196         --
DFA World ex U.S. Government Fixed Income Portfolio..  1,078,610         --
DFA Short-Term Extended Quality Portfolio............  1,145,054         --
DFA Targeted Credit Portfolio........................    112,715         --
DFA Global Core Plus Fixed Income Portfolio..........    220,056         --
DFA Investment Grade Portfolio.......................    182,017         --
DFA Short-Duration Real Return Portfolio.............    274,685  1,246,154
DFA Municipal Real Return Portfolio..................         --    784,769
DFA California Municipal Real Return Portfolio.......         --     76,000

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               ASSET DERIVATIVES VALUE
                                                      ------------------------------------------
                                                        TOTAL VALUE      FORWARD
                                                             AT          CURRENCY       SWAP
                                                      OCTOBER 31, 2018 CONTRACTS(1) CONTRACTS(2)
                                                      ---------------- ------------ ------------
DFA Two-Year Global Fixed Income Portfolio...........     $ 15,721       $ 15,721          --
DFA Selectively Hedged Global Fixed Income Portfolio.        5,587          5,587          --
DFA Five-Year Global Fixed Income Portfolio..........      229,904        229,904          --
DFA World ex U.S. Government Fixed Income Portfolio..       18,296         18,296          --
DFA Short-Term Extended Quality Portfolio............       22,318         22,318          --
DFA Targeted Credit Portfolio........................        3,903          3,903          --
DFA Global Core Plus Fixed Income Portfolio..........        7,427          7,427          --
DFA Investment Grade Portfolio.......................        4,254          4,254          --
DFA Short-Duration Real Return Portfolio.............       16,056          5,883     $10,173
DFA Municipal Real Return Portfolio..................       14,183             --      14,183
DFA California Municipal Real Return Portfolio.......          464             --         464

                                                             LIABILITY DERIVATIVES VALUE
                                                      ------------------------------------------
                                                        TOTAL VALUE      FORWARD
                                                             AT          CURRENCY       SWAP
                                                      OCTOBER 31, 2018 CONTRACTS(3) CONTRACTS(4)
                                                      ---------------- ------------ ------------
DFA Two-Year Global Fixed Income Portfolio...........     $(1,352)       $(1,352)        --
DFA Selectively Hedged Global Fixed Income Portfolio.         (72)           (72)        --
DFA Five-Year Global Fixed Income Portfolio..........      (2,706)        (2,706)        --

                                                            LIABILITY DERIVATIVES VALUE
                                                     -----------------------------------------
                                                       TOTAL VALUE      FORWARD
                                                            AT          CURRENCY       SWAP
                                                     OCTOBER 31, 2018 CONTRACTS(3) CONTRACTS(4)
                                                     ---------------- ------------ ------------
DFA World ex U.S. Government Fixed Income Portfolio.     $  (244)       $  (244)          --
DFA Short-Term Extended Quality Portfolio...........      (1,258)        (1,258)          --
DFA Targeted Credit Portfolio.......................         (28)           (28)          --
DFA Global Core Plus Fixed Income Portfolio.........         (20)           (20)          --
DFA Short-Duration Real Return Portfolio............      (2,764)          (195)     $(2,569)
DFA Municipal Real Return Portfolio.................        (962)            --         (962)
DFA California Municipal Real Return Portfolio......        (326)            --         (326)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON DERIVATIVES
                                                      ----------------------------------
                                                                  FORWARD
                                                                  CURRENCY       SWAP
                                                       TOTAL    CONTRACTS(1) CONTRACTS(2)
                                                      --------  ------------ ------------
DFA Two-Year Global Fixed Income Portfolio........... $ 63,372    $ 63,372          --
DFA Selectively Hedged Global Fixed Income Portfolio.   24,270      24,270          --
DFA Five-Year Global Fixed Income Portfolio..........  536,489     536,489          --
DFA World ex U.S. Government Fixed Income Portfolio..   48,335      48,335          --
DFA Short-Term Extended Quality Portfolio............   87,752      87,752          --
DFA Targeted Credit Portfolio........................    4,180       4,180          --
DFA Global Core Plus Fixed Income Portfolio..........   20,855      20,855          --
DFA Investment Grade Portfolio.......................   13,170      13,170          --
DFA Short-Duration Real Return Portfolio.............   19,545      17,453      $2,092
DFA Municipal Real Return Portfolio..................      747          --         747

                                                       CHANGE IN UNREALIZED APPRECIATION
                                                         (DEPRECIATION) ON DERIVATIVES
                                                      -----------------------------------
                                                                  FORWARD
                                                                  CURRENCY       SWAP
                                                        TOTAL   CONTRACTS(3) CONTRACTS(4)
                                                      --------  ------------ ------------
DFA Two-Year Global Fixed Income Portfolio........... $(12,380)   $(12,380)       --
DFA Selectively Hedged Global Fixed Income Portfolio.    8,093       8,093        --
DFA Five-Year Global Fixed Income Portfolio..........  152,598     152,598        --
DFA World ex U.S. Government Fixed Income Portfolio..    7,776       7,776        --
DFA Short-Term Extended Quality Portfolio............   11,894      11,894        --
DFA Targeted Credit Portfolio........................    3,019       3,019        --

                                                CHANGE IN UNREALIZED APPRECIATION
                                                 (DEPRECIATION) ON DERIVATIVES
                                                --------------------------------
                                                          FORWARD
                                                          CURRENCY       SWAP
                                                TOTAL   CONTRACTS(3) CONTRACTS(4)
                                                ------  ------------ ------------
DFA Global Core Plus Fixed Income Portfolio.... $7,407     $7,407           --
DFA Investment Grade Portfolio.................  2,028      2,028           --
DFA Short-Duration Real Return Portfolio.......  5,496      2,070       $3,426
DFA Municipal Real Return Portfolio............  5,402         --        5,402
DFA California Municipal Real Return Portfolio.    138         --          138

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2018 (amounts in thousands):

                                              NET
                                            AMOUNTS     GROSS AMOUNTS NOT
                                           OF ASSETS      OFFSET IN THE
                                 GROSS     PRESENTED   STATEMENTS OF ASSETS              GROSS
                                AMOUNTS     IN THE       AND LIABILITIES                AMOUNTS
                                   OF     STATEMENTS  ----------------------              OF
                               RECOGNIZED  OF ASSETS   FINANCIAL     CASH      NET    RECOGNIZED
                                 ASSETS       AND     INSTRUMENTS COLLATERAL  AMOUNT  LIABILITIES
DESCRIPTION                       (a)     LIABILITIES     (b)      RECEIVED    (c)        (a)
-----------                    ---------- ----------- ----------- ---------- -------- -----------
                                                       ASSETS
                               ------------------------------------------------------ -----------
DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Bank of America Corp..........  $    405   $    405          --       --     $    405       --
Citibank, N.A.................     3,932      3,932          --       --        3,932       --
State Street Bank and Trust...     3,125      3,125     $  (615)      --        2,510   $  615
HSBC Bank.....................       842        842          --       --          842       --
UBS AG........................       197        197        (197)      --           --      736
Barclays Capital..............     1,990      1,990          --       --        1,990       --
JP Morgan.....................       103        103          --       --          103       --
National Australia Bank Ltd...     1,632      1,632          --       --        1,632       --
Morgan Stanley and Co.
 International................     3,494      3,494          --       --        3,494       --
                                --------   --------     -------       --     --------   ------
Total.........................  $ 15,720   $ 15,720     $  (812)      --     $ 14,908   $1,351
                                ========   ========     =======       ==     ========   ======
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
Royal Bank of Scotland........  $    874   $    874          --       --     $    874       --
State Street Bank and Trust...     3,741      3,741          --       --        3,741       --
Citibank, N.A.................       655        655     $   (33)      --          622   $   33
National Australia Bank Ltd...       123        123         (30)      --           93       30
Bank of America Corp..........       159        159          --       --          159       --
JP Morgan.....................        35         35          --       --           35       --
HSBC Bank.....................        --         --          --       --           --        8
                                --------   --------     -------       --     --------   ------
Total.........................  $  5,587   $  5,587     $   (63)      --     $  5,524   $   71
                                ========   ========     =======       ==     ========   ======
DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
State Street Bank and Trust...  $ 89,426   $ 89,426     $(1,044)      --     $ 88,382   $1,044
Bank of America Corp..........    35,607     35,607        (196)      --       35,411      196
Citibank, N.A.................    31,997     31,997        (660)      --       31,337      660
JP Morgan.....................    22,557     22,557          --       --       22,557       --
Barclays Capital..............    10,877     10,877          --       --       10,877       --
Morgan Stanley and Co.
 International................     3,525      3,525        (154)      --        3,371      154
UBS AG........................    10,897     10,897        (507)      --       10,390      507
National Australia Bank Ltd...    17,603     17,603        (111)      --       17,492      111
HSBC Bank.....................     7,416      7,416         (35)      --        7,381       35
                                --------   --------     -------       --     --------   ------
Total.........................  $229,905   $229,905     $(2,707)      --     $227,198   $2,707
                                ========   ========     =======       ==     ========   ======
DFA WORLD EX U.S. GOVERNMENT
 FIXED INCOME PORTFOLIO
Citibank, N.A.................  $  1,115   $  1,115     $  (104)      --     $  1,011   $  104
State Street Bank and Trust...    10,838     10,838         (44)      --       10,794       44
Bank of America Corp..........     3,310      3,310          --       --        3,310       --
UBS AG........................     1,794      1,794         (95)      --        1,699       95
National Australia Bank Ltd...        11                     --       --            1       --
JP Morgan.....................     1,238      1,238          --       --        1,238       --
                                --------   --------     -------       --     --------   ------
Total.........................  $ 18,296   $ 18,296     $  (243)      --     $ 18,053   $  243
                                ========   ========     =======       ==     ========   ======

                                    NET
                                  AMOUNTS       GROSS AMOUNTS NOT
                               OF LIABILITIES     OFFSET IN THE
                                PRESENTED IN   STATEMENTS OF ASSETS
                                    THE          AND LIABILITIES
                                 STATEMENTS   ----------------------
                                 OF ASSETS     FINANCIAL     CASH     NET
                                    AND       INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                     LIABILITIES       (d)      PLEDGED    (e)
-----------                    -------------- ----------- ---------- ------
                                          LIABILITIES
                               ---------------------------------------------
DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Bank of America Corp..........         --            --       --        --
Citibank, N.A.................         --            --       --        --
State Street Bank and Trust...     $  615       $  (615)      --        --
HSBC Bank.....................         --            --       --        --
UBS AG........................        736          (197)      --      $539
Barclays Capital..............         --            --       --        --
JP Morgan.....................         --            --       --        --
National Australia Bank Ltd...         --            --       --        --
Morgan Stanley and Co.
 International................         --            --       --        --
                                   ------       -------       --      ----
Total.........................     $1,351       $  (812)      --      $539
                                   ======       =======       ==      ====
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
Royal Bank of Scotland........         --            --       --        --
State Street Bank and Trust...         --            --       --        --
Citibank, N.A.................     $   33       $   (33)      --        --
National Australia Bank Ltd...         30           (30)      --        --
Bank of America Corp..........         --            --       --        --
JP Morgan.....................         --            --       --        --
HSBC Bank.....................          8            --       --      $  8
                                   ------       -------       --      ----
Total.........................     $   71       $   (63)      --      $  8
                                   ======       =======       ==      ====
DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
State Street Bank and Trust...     $1,044       $(1,044)      --        --
Bank of America Corp..........        196          (196)      --        --
Citibank, N.A.................        660          (660)      --        --
JP Morgan.....................         --            --       --        --
Barclays Capital..............         --            --       --        --
Morgan Stanley and Co.
 International................        154          (154)      --        --
UBS AG........................        507          (507)      --        --
National Australia Bank Ltd...        111          (111)      --        --
HSBC Bank.....................         35           (35)      --        --
                                   ------       -------       --      ----
Total.........................     $2,707       $(2,707)      --        --
                                   ======       =======       ==      ====
DFA WORLD EX U.S. GOVERNMENT
 FIXED INCOME PORTFOLIO
Citibank, N.A.................     $  104       $  (104)      --        --
State Street Bank and Trust...         44           (44)      --        --
Bank of America Corp..........         --            --       --        --
UBS AG........................         95           (95)      --        --
National Australia Bank Ltd...         --            --       --        --
JP Morgan.....................         --            --       --        --
                                   ------       -------       --      ----
Total.........................     $  243       $  (243)      --        --
                                   ======       =======       ==      ====

                                                NET
                                              AMOUNTS     GROSS AMOUNTS NOT
                                             OF ASSETS      OFFSET IN THE
                                   GROSS     PRESENTED   STATEMENTS OF ASSETS             GROSS
                                  AMOUNTS     IN THE       AND LIABILITIES               AMOUNTS
                                     OF     STATEMENTS  ----------------------             OF
                                 RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET    RECOGNIZED
                                   ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES
DESCRIPTION                         (a)     LIABILITIES     (b)      RECEIVED   (c)        (a)
-----------                      ---------- ----------- ----------- ---------- ------- -----------
                                                        ASSETS
                                 ----------------------------------------------------- -----------
DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
State Street Bank and Trust.....  $14,119     $14,119     $   (99)      --     $14,020   $   99
Citibank, N.A...................       46          46         (46)      --          --    1,159
Bank of America Corp............    5,144       5,144          --       --       5,144       --
UBS AG..........................    3,009       3,009          --       --       3,009       --
                                  -------     -------     -------       --     -------   ------
Total...........................  $22,318     $22,318     $  (145)      --     $22,173   $1,258
                                  =======     =======     =======       ==     =======   ======
DFA TARGETED CREDIT PORTFOLIO
Citibank, N.A...................  $ 3,770     $ 3,770     $   (28)      --     $ 3,742   $   28
State Street Bank and Trust.....      133         133          --       --         133       --
                                  -------     -------     -------       --     -------   ------
Total...........................  $ 3,903     $ 3,903     $   (28)      --     $ 3,875   $   28
                                  =======     =======     =======       ==     =======   ======
DFA GLOBAL CORE PLUS FIXED
 INCOME PORTFOLIO
Citibank, N.A...................  $ 6,398     $ 6,398     $   (20)      --     $ 6,378   $   20
State Street Bank and Trust.....    1,029       1,029          --       --       1,029       --
                                  -------     -------     -------       --     -------   ------
Total...........................  $ 7,427     $ 7,427     $   (20)      --     $ 7,407   $   20
                                  =======     =======     =======       ==     =======   ======
DFA INVESTMENT GRADE PORTFOLIO
JP Morgan.......................  $ 2,062     $ 2,062          --       --     $ 2,062       --
National Australia Bank Ltd.....      237         237          --       --         237       --
Citibank, N.A...................    1,955       1,955          --       --       1,955       --
                                  -------     -------     -------       --     -------   ------
Total...........................  $ 4,254     $ 4,254          --       --     $ 4,254       --
                                  =======     =======     =======       ==     =======   ======
DFA SHORT-DURATION REAL RETURN
 PORTFOLIO
Citibank, N.A...................  $ 5,217     $ 5,217     $  (452)      --     $ 4,765   $  452
Bank of America Corp............    3,483       3,483        (922)      --       2,561      922
Deutsche Bank AG, London
 Branch.........................    1,700       1,700        (122)      --       1,578      122
Deutsche Bank AG................      668         668        (668)      --          --    1,267
Credit Suisse...................      110         110          --       --         110       --
Barclays Capital................    4,877       4,877          --       --       4,877       --
                                  -------     -------     -------       --     -------   ------
Total...........................  $16,055     $16,055     $(2,164)      --     $13,891   $2,763
                                  =======     =======     =======       ==     =======   ======
DFA MUNICIPAL REAL RETURN
 PORTFOLIO
Citibank, N.A...................  $ 7,748     $ 7,748     $  (161)      --     $ 7,587   $  161
Bank of America Corp............    6,435       6,435        (801)      --       5,634      801
                                  -------     -------     -------       --     -------   ------
Total...........................  $14,183     $14,183     $  (962)      --     $13,221   $  962
                                  =======     =======     =======       ==     =======   ======
DFA CALIFORNIA MUNICIPAL REAL
 RETURN PORTFOLIO
Bank of America Corp............  $   207     $   207     $   (90)      --     $   117   $   90
Citibank, N.A...................      258         258        (209)      --          49      209
Merrill Lynch Capital Services,
 Inc............................       --          --          --       --          --       28
                                  -------     -------     -------       --     -------   ------
Total...........................  $   465     $   465     $  (299)      --     $   166   $  327
                                  =======     =======     =======       ==     =======   ======

                                      NET
                                    AMOUNTS       GROSS AMOUNTS NOT
                                 OF LIABILITIES     OFFSET IN THE
                                  PRESENTED IN   STATEMENTS OF ASSETS
                                      THE          AND LIABILITIES
                                   STATEMENTS   ---------------------
                                   OF ASSETS     FINANCIAL     CASH     NET
                                      AND       INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                       LIABILITIES       (d)      PLEDGED    (e)
-----------                      -------------- ----------- ---------- ------
                                            LIABILITIES
                                 ---------------------------------------------
DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
State Street Bank and Trust.....     $   99       $   (99)       --        --
Citibank, N.A...................      1,159           (46)       --    $1,113
Bank of America Corp............         --            --        --        --
UBS AG..........................         --            --        --        --
                                     ------       -------     -----    ------
Total...........................     $1,258       $  (145)       --    $1,113
                                     ======       =======     =====    ======
DFA TARGETED CREDIT PORTFOLIO
Citibank, N.A...................     $   28       $   (28)       --        --
State Street Bank and Trust.....         --            --        --        --
                                     ------       -------     -----    ------
Total...........................     $   28       $   (28)       --        --
                                     ======       =======     =====    ======
DFA GLOBAL CORE PLUS FIXED
 INCOME PORTFOLIO
Citibank, N.A...................     $   20       $   (20)       --        --
State Street Bank and Trust.....         --            --        --        --
                                     ------       -------     -----    ------
Total...........................     $   20       $   (20)       --        --
                                     ======       =======     =====    ======
DFA INVESTMENT GRADE PORTFOLIO
JP Morgan.......................         --            --        --        --
National Australia Bank Ltd.....         --            --        --        --
Citibank, N.A...................         --            --        --        --
                                     ------       -------     -----    ------
Total...........................         --            --        --        --
                                     ======       =======     =====    ======
DFA SHORT-DURATION REAL RETURN
 PORTFOLIO
Citibank, N.A...................     $  452       $  (452)       --        --
Bank of America Corp............        922          (922)       --        --
Deutsche Bank AG, London
 Branch.........................        122          (122)       --        --
Deutsche Bank AG................      1,267          (668)    $(599)       --
Credit Suisse...................         --            --        --        --
Barclays Capital................         --            --        --        --
                                     ------       -------     -----    ------
Total...........................     $2,763       $(2,164)    $(599)       --
                                     ======       =======     =====    ======
DFA MUNICIPAL REAL RETURN
 PORTFOLIO
Citibank, N.A...................     $  161       $  (161)       --        --
Bank of America Corp............        801          (801)       --        --
                                     ------       -------     -----    ------
Total...........................     $  962       $  (962)       --        --
                                     ======       =======     =====    ======
DFA CALIFORNIA MUNICIPAL REAL
 RETURN PORTFOLIO
Bank of America Corp............     $   90       $   (90)       --        --
Citibank, N.A...................        209          (209)       --        --
Merrill Lynch Capital Services,
 Inc............................         28            --        --    $   28
                                     ------       -------     -----    ------
Total...........................     $  327       $  (299)       --    $   28
                                     ======       =======     =====    ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

I. SECURITIES LENDING:

   As of October 31, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                     MARKET
                                     VALUE
                                     ------
DFA One-Year Fixed Income Portfolio. $6,115

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                       AS OF OCTOBER 31, 2018
                                                      ---------------------------------------------------------
                                                      OVERNIGHT AND            BETWEEN
                                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                      ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
   Bonds............................................. $177,373,826     --         --         --    $177,373,826
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds.............................................   80,882,982     --         --         --      80,882,982
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
   Bonds.............................................   10,690,748     --         --         --      10,690,748
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds.............................................   56,718,031     --         --         --      56,718,031
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
   Bonds.............................................   72,661,780     --         --         --      72,661,780
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
   Bonds.............................................   92,091,500     --         --         --      92,091,500
DFA TARGETED CREDIT PORTFOLIO
   Bonds.............................................   17,485,315     --         --         --      17,485,315

                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF OCTOBER 31, 2018
                                             ---------------------------------------------------------
                                             OVERNIGHT AND            BETWEEN
                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
   Bonds.................................... $ 12,148,842     --         --         --    $ 12,148,842
DFA INVESTMENT GRADE PORTFOLIO
   Agency Obligations, Bonds................  328,172,813     --         --         --     328,172,813
DFA SHORT-DURATION REAL RETURN PORTFOLIO
   Agency Obligations, Bonds................   49,993,188     --         --         --      49,993,188

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                                 DISTRIBUTIONS FROM:
                                                                      -----------------------------------------
                                                                         NET        NET        NET
                                                                      INVESTMENT SHORT-TERM LONG-TERM
                                                                        INCOME     GAINS      GAINS     TOTAL
                                                                      ---------- ---------- --------- ---------
DFA One-Year Fixed Income Portfolio - Institutional Class............ $ (75,756)       --   $   (405) $ (76,161)
DFA Two-Year Global Fixed Income Portfolio - Institutional Class.....   (46,352)       --         --    (46,352)
DFA Selectively Hedged Global Fixed Income Portfolio - Institutional
  Class..............................................................   (16,079)       --         --    (16,079)
DFA Five-Year Global Fixed Income Portfolio - Institutional Class....  (219,966)  $(5,423)   (42,519)  (267,908)
DFA World Ex U.S. Government Fixed Income Portfolio - Institutional
  Class..............................................................   (19,386)   (1,312)      (551)   (21,249)
DFA Short-Term Government Portfolio - Institutional Class............   (24,390)     (720)    (4,717)   (29,827)
DFA Intermediate Government Fixed Income Portfolio - Institutional
  Class..............................................................   (85,509)   (3,003)    (6,710)   (95,222)
DFA Short-Term Extended Quality Portfolio - Institutional Class......   (84,608)       (4)        (4)   (84,616)
DFA Intermediate-Term Extended Quality Portfolio - Institutional
  Class..............................................................   (46,418)     (339)    (2,020)   (48,777)
DFA Targeted Credit Portfolio - Institutional Class..................    (9,264)       --         --     (9,264)
DFA Investment Grade Portfolio - Institutional Class.................  (150,794)       --         --   (150,794)
DFA Diversified Fixed Income Portfolio - Institutional Class.........    (5,141)       --         --     (5,141)
DFA LTIP Portfolio - Institutional Class.............................    (2,365)      (50)        --     (2,415)
DFA Inflation-Protected Securities Portfolio - Institutional Class...   (77,872)     (141)    (8,865)   (86,878)
DFA Short-Duration Real Return Portfolio - Institutional Class.......   (13,087)       --         --    (13,087)
DFA Municipal Real Return Portfolio - Institutional Class............    (8,396)       --         --     (8,396)
DFA Municipal Bond Portfolio - Institutional Class...................    (3,378)       --         --     (3,378)
DFA Short-Term Municipal Bond Portfolio - Institutional Class........   (22,189)       --         --    (22,189)
DFA Intermediate-Term Municipal Bond Portfolio - Institutional
  Class..............................................................   (20,181)       --         --    (20,181)
DFA California Short-Term Municipal Bond Portfolio - Institutional
  Class..............................................................    (8,471)       --         --     (8,471)
DFA California Intermediate-Term Municipal Bond Portfolio -
  Institutional Class................................................    (4,115)       --         --     (4,115)
DFA NY Municipal Bond Portfolio - Institutional Class................      (796)       --         --       (796)
DFA MN Municipal Bond Portfolio - Institutional Class................      (131)       --         --       (131)

                                                      UNDISTRIBUTED
                                                      NET INVESTMENT
                                                          INCOME
                                                      (DISTRIBUTIONS
                                                        IN EXCESS
                                                          OF NET
                                                        INVESTMENT
                                                         INCOME)
                                                      --------------
DFA One-Year Fixed Income Portfolio..................    $    (9)
DFA Two-Year Global Fixed Income Portfolio...........      8,617
DFA Selectively Hedged Global Fixed Income Portfolio.     12,958

                                                           UNDISTRIBUTED
                                                           NET INVESTMENT
                                                               INCOME
                                                           (DISTRIBUTIONS
                                                             IN EXCESS
                                                               OF NET
                                                             INVESTMENT
                                                              INCOME)
                                                           --------------
DFA Five-Year Global Fixed Income Portfolio...............     40,474
DFA World Ex U.S. Government Fixed Income Portfolio.......     (9,949)
DFA Short-Term Government Portfolio.......................      2,558
DFA Intermediate Government Fixed Income Portfolio........      9,264
DFA Short-Term Extended Quality Portfolio.................      5,437
DFA Intermediate-Term Extended Quality Portfolio..........        449
DFA Targeted Credit Portfolio.............................        699
DFA Investment Grade Portfolio............................     25,208
DFA Diversified Fixed Income Portfolio....................        253
DFA LTIP Portfolio........................................        358
DFA Inflation-Protected Securities Portfolio..............     11,411
DFA Short-Duration Real Return Portfolio..................     12,481
DFA Municipal Real Return Portfolio.......................        158
DFA Municipal Bond Portfolio..............................         66
DFA Short-Term Municipal Bond Portfolio...................        335
DFA Intermediate-Term Municipal Bond Portfolio............        380
DFA California Short-Term Municipal Bond Portfolio........        112
DFA California Intermediate-Term Municipal Bond Portfolio.         78
DFA NY Municipal Bond Portfolio...........................         14
DFA MN Municipal Bond Portfolio...........................          5

L. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                       NUMBER OF   OF OUTSTANDING
                                                      SHAREHOLDERS     SHARES
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      5             76%
DFA Two-Year Global Fixed Income Portfolio...........      4             79%
DFA Selectively Hedged Global Fixed Income Portfolio.      3             84%
DFA Five-Year Global Fixed Income Portfolio..........      3             76%
DFA World ex U.S. Government Fixed Income Portfolio..      4             73%
DFA Short-Term Government Portfolio..................      6             88%
DFA Intermediate Government Fixed Income Portfolio...      4             84%
DFA Short-Term Extended Quality Portfolio............      4             80%
DFA Intermediate-Term Extended Quality Portfolio.....      5             79%
DFA Targeted Credit Portfolio........................      3             86%
DFA Global Core Plus Fixed Income Portfolio..........      4             97%
DFA Investment Grade Portfolio.......................      4             87%

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
DFA Diversified Fixed Income Portfolio....................      3             99%
DFA LTIP Portfolio........................................      6             92%
DFA Inflation-Protected Securities Portfolio..............      3             49%
DFA Short-Duration Real Return Portfolio..................      3             81%
DFA Municipal Real Return Portfolio.......................      3             92%
DFA California Municipal Real Return Portfolio............      3             97%
DFA Municipal Bond Portfolio..............................      4             95%
DFA Short-Term Municipal Bond Portfolio...................      4             90%
DFA Intermediate-Term Municipal Bond Portfolio............      4             85%
DFA California Short-Term Municipal Bond Portfolio........      3             91%
DFA California Intermediate-Term Municipal Bond Portfolio.      4             96%
DFA NY Municipal Bond Portfolio...........................      3             94%
DFA MN Municipal Bond Portfolio...........................      1             93%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-five portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (twenty-five of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                                                                 STATEMENT OF
                                                                  STATEMENT OF   CHANGES IN NET       FINANCIAL
PORTFOLIO                                                          OPERATIONS       ASSETS           HIGHLIGHTS
---------                                                         -------------- --------------       ------------
DFA One-Year Fixed Income Portfolio                               For the year   For the years       For each of
DFA Two-Year Global Fixed Income Portfolio                        ended October  ended October       the periods
DFA Selectively Hedged Global Fixed Income Portfolio              31, 2018       31, 2018 and        indicated
DFA Five-Year Global Fixed Income Portfolio                                      2017                therein
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio                                   For the year   For the year ended October 31,
                                                                  ended October  2018 and the period from July 25,
                                                                  31, 2018       2017 (commencement of
                                                                                 operations) through October 31,
                                                                                 2017

DFA California Municipal Real Return Portfolio                    For the period from November 1, 2017
                                                                  (commencement of operations) through October 31,
                                                                  2018

DFA Global Core Plus Fixed Income Portfolio                       For the period from January 11, 2018
                                                                  (commencement of operations) through October 31,
                                                                  2018

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                             ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                             --------------------------------------------
                                              NET INCOME FOR      ACCUMULATED
                                              THE CURRENT OR     UNDISTRIBUTED
                                                 PRECEDING        NET PROFITS    PAID-IN
                                               FISCAL YEAR,      FROM THE SALE   SURPLUS
                                              AND ACCUMULATED    OF SECURITIES   OR OTHER
                                             UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                    INCOME          PROPERTIES      SOURCE
--------------                               -----------------   -------------   --------
DFA Five-Year Global Fixed Income Portfolio
   September 27, 2018.......................        46%                0%           54%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                      DFA Two-Year                  ICE BofAML 1-3 Year
                  Government Portfolio          US Treasury & Agency Index
                  --------------------         ----------------------------
10/31/2008              $10,000                          $10,000
11/30/2008               10,184                           10,130
12/31/2008               10,351                           10,232
 1/31/2009               10,310                           10,195
 2/28/2009               10,310                           10,195
 3/31/2009               10,365                           10,248
 4/30/2009               10,396                           10,249
 5/31/2009               10,437                           10,276
 6/30/2009               10,434                           10,267
 7/31/2009               10,445                           10,283
 8/31/2009               10,476                           10,324
 9/30/2009               10,500                           10,351
10/31/2009               10,521                           10,373
11/30/2009               10,562                           10,433
12/31/2009               10,508                           10,358
 1/31/2010               10,551                           10,432
 2/28/2010               10,572                           10,453
 3/31/2010               10,563                           10,430
 4/30/2010               10,584                           10,458
 5/31/2010               10,605                           10,501
 6/30/2010               10,648                           10,549
 7/31/2010               10,669                           10,576
 8/31/2010               10,679                           10,595
 9/30/2010               10,696                           10,613
10/31/2010               10,728                           10,638
11/30/2010               10,696                           10,618
12/31/2010               10,707                           10,600
 1/31/2011               10,718                           10,618
 2/28/2011               10,707                           10,610
 3/31/2011               10,702                           10,606
 4/30/2011               10,745                           10,652
 5/31/2011               10,778                           10,689
 6/30/2011               10,777                           10,694
 7/31/2011               10,787                           10,721
 8/31/2011               10,798                           10,757
 9/30/2011               10,799                           10,744
10/31/2011               10,799                           10,753
11/30/2011               10,810                           10,758
12/31/2011               10,811                           10,765
 1/31/2012               10,833                           10,779
 2/29/2012               10,833                           10,768
 3/31/2012               10,834                           10,763
 4/30/2012               10,845                           10,784
 5/31/2012               10,845                           10,788
 6/30/2012               10,838                           10,784
 7/31/2012               10,849                           10,808
 8/31/2012               10,860                           10,810
 9/30/2012               10,854                           10,811
10/31/2012               10,854                           10,806
11/30/2012               10,854                           10,815
12/31/2012               10,858                           10,819
 1/31/2013               10,858                           10,821
 2/28/2013               10,858                           10,829
 3/31/2013               10,859                           10,832
 4/30/2013               10,870                           10,843
 5/31/2013               10,859                           10,827
 6/30/2013               10,859                           10,819
 7/31/2013               10,870                           10,836
 8/31/2013               10,859                           10,827
 9/30/2013               10,871                           10,851
10/31/2013               10,882                           10,863
11/30/2013               10,882                           10,873
12/31/2013               10,874                           10,859
 1/31/2014               10,885                           10,876
 2/28/2014               10,885                           10,886
 3/31/2014               10,885                           10,874
 4/30/2014               10,896                           10,889
 5/31/2014               10,907                           10,908
 6/30/2014               10,898                           10,903
 7/31/2014               10,898                           10,895
 8/31/2014               10,909                           10,913
 9/30/2014               10,903                           10,907
10/31/2014               10,925                           10,936
11/30/2014               10,936                           10,953
12/31/2014               10,910                           10,927
 1/31/2015               10,954                           10,981
 2/28/2015               10,932                           10,959
 3/31/2015               10,947                           10,984
 4/30/2015               10,958                           10,989
 5/31/2015               10,958                           10,997
 6/30/2015               10,957                           11,000
 7/31/2015               10,957                           11,006
 8/31/2015               10,957                           11,002
 9/30/2015               10,978                           11,035
10/31/2015               10,967                           11,025
11/30/2015               10,933                           10,998
12/31/2015               10,921                           10,987
 1/31/2016               10,977                           11,054
 2/29/2016               10,977                           11,066
 3/31/2016               11,003                           11,086
 4/30/2016               11,003                           11,090
 5/31/2016               10,992                           11,079
 6/30/2016               11,040                           11,143
 7/31/2016               11,029                           11,137
 8/31/2016               11,018                           11,120
 9/30/2016               11,030                           11,133
10/31/2016               11,030                           11,126
11/30/2016               10,996                           11,082
12/31/2016               11,007                           11,085
 1/31/2017               11,018                           11,100
 2/28/2017               11,018                           11,111
 3/31/2017               11,029                           11,115
 4/30/2017               11,040                           11,130
 5/31/2017               11,040                           11,143
 6/30/2017               11,034                           11,135
 7/31/2017               11,057                           11,158
 8/31/2017               11,068                           11,179
 9/30/2017               11,062                           11,162
10/31/2017               11,051                           11,155
11/30/2017               11,039                           11,133
12/31/2017               11,039                           11,134
 1/31/2018               11,028                           11,103
 2/28/2018               11,028                           11,099
 3/31/2018               11,044                           11,121
 4/30/2018               11,033                           11,103
 5/31/2018               11,067                           11,144
 6/30/2018               11,076                           11,145
 7/31/2018               11,065                           11,145               Past performance is not predictive of
 8/31/2018               11,099                           11,181               future performance.
 9/30/2018               11,094                           11,168
10/31/2018               11,117                           11,185               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE         TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS       YEARS
           ------------------------------------------------------------        ICE BofAML index data copyright 2018
                                  0.86%        0.68%       1.13%               ICE Data Indices, LLC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                      DFA Two-Year                  ICE BofAML 1-3 Year
                  Government Portfolio          US Treasury & Agency Index
                  --------------------         ----------------------------
10/31/2008              $10,000                          $10,000
11/30/2008               10,184                           10,130
12/31/2008               10,351                           10,232
 1/31/2009               10,310                           10,195
 2/28/2009               10,310                           10,195
 3/31/2009               10,365                           10,248
 4/30/2009               10,396                           10,249
 5/31/2009               10,437                           10,276
 6/30/2009               10,434                           10,267
 7/31/2009               10,445                           10,283
 8/31/2009               10,476                           10,324
 9/30/2009               10,500                           10,351
10/31/2009               10,521                           10,373
11/30/2009               10,562                           10,433
12/31/2009               10,508                           10,358
 1/31/2010               10,551                           10,432
 2/28/2010               10,572                           10,453
 3/31/2010               10,563                           10,430
 4/30/2010               10,584                           10,458
 5/31/2010               10,605                           10,501
 6/30/2010               10,648                           10,549
 7/31/2010               10,669                           10,576
 8/31/2010               10,679                           10,595
 9/30/2010               10,696                           10,613
10/31/2010               10,728                           10,638
11/30/2010               10,696                           10,618
12/31/2010               10,707                           10,600
 1/31/2011               10,718                           10,618
 2/28/2011               10,707                           10,610
 3/31/2011               10,702                           10,606
 4/30/2011               10,745                           10,652
 5/31/2011               10,778                           10,689
 6/30/2011               10,777                           10,694
 7/31/2011               10,787                           10,721
 8/31/2011               10,798                           10,757
 9/30/2011               10,799                           10,744
10/31/2011               10,799                           10,753
11/30/2011               10,810                           10,758
12/31/2011               10,811                           10,765
 1/31/2012               10,833                           10,779
 2/29/2012               10,833                           10,768
 3/31/2012               10,834                           10,763
 4/30/2012               10,845                           10,784
 5/31/2012               10,845                           10,788
 6/30/2012               10,838                           10,784
 7/31/2012               10,849                           10,808
 8/31/2012               10,860                           10,810
 9/30/2012               10,854                           10,811
10/31/2012               10,854                           10,806
11/30/2012               10,854                           10,815
12/31/2012               10,858                           10,819
 1/31/2013               10,858                           10,821
 2/28/2013               10,858                           10,829
 3/31/2013               10,859                           10,832
 4/30/2013               10,870                           10,843
 5/31/2013               10,859                           10,827
 6/30/2013               10,859                           10,819
 7/31/2013               10,870                           10,836
 8/31/2013               10,859                           10,827
 9/30/2013               10,871                           10,851
10/31/2013               10,882                           10,863
11/30/2013               10,882                           10,873
12/31/2013               10,874                           10,859
 1/31/2014               10,885                           10,876
 2/28/2014               10,885                           10,886
 3/31/2014               10,885                           10,874
 4/30/2014               10,896                           10,889
 5/31/2014               10,907                           10,908
 6/30/2014               10,898                           10,903
 7/31/2014               10,898                           10,895
 8/31/2014               10,909                           10,913
 9/30/2014               10,903                           10,907
10/31/2014               10,925                           10,936
11/30/2014               10,936                           10,953
12/31/2014               10,910                           10,927
 1/31/2015               10,954                           10,981
 2/28/2015               10,932                           10,959
 3/31/2015               10,947                           10,984
 4/30/2015               10,958                           10,989
 5/31/2015               10,958                           10,997
 6/30/2015               10,957                           11,000
 7/31/2015               10,957                           11,006
 8/31/2015               10,957                           11,002
 9/30/2015               10,978                           11,035
10/31/2015               10,967                           11,025
11/30/2015               10,933                           10,998
12/31/2015               10,921                           10,987
 1/31/2016               10,977                           11,054
 2/29/2016               10,977                           11,066
 3/31/2016               11,003                           11,086
 4/30/2016               11,003                           11,090
 5/31/2016               10,992                           11,079
 6/30/2016               11,040                           11,143
 7/31/2016               11,029                           11,137
 8/31/2016               11,018                           11,120
 9/30/2016               11,030                           11,133
10/31/2016               11,030                           11,126
11/30/2016               10,996                           11,082
12/31/2016               11,007                           11,085
 1/31/2017               11,018                           11,100
 2/28/2017               11,018                           11,111
 3/31/2017               11,029                           11,115
 4/30/2017               11,040                           11,130
 5/31/2017               11,040                           11,143
 6/30/2017               11,034                           11,135
 7/31/2017               11,057                           11,158
 8/31/2017               11,068                           11,179
 9/30/2017               11,062                           11,162
10/31/2017               11,051                           11,155
11/30/2017               11,039                           11,133
12/31/2017               11,039                           11,134
 1/31/2018               11,028                           11,103
 2/28/2018               11,028                           11,099
 3/31/2018               11,044                           11,121
 4/30/2018               11,033                           11,103
 5/31/2018               11,067                           11,144
 6/30/2018               11,076                           11,145
 7/31/2018               11,065                           11,145               Past performance is not predictive of
 8/31/2018               11,099                           11,181               future performance.
 9/30/2018               11,094                           11,168
10/31/2018               11,117                           11,185               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE         TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS       YEARS
           ------------------------------------------------------------        ICE BofAML index data copyright 2018
                                  0.60%        0.43%       1.06%               ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

FIXED INCOME MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   Bond yields increased in the U.S. during the 12 months ended October 31, 2018. Short-term yields increased more than long-term yields. However, long-term bonds generally underperformed short-term bonds during the period. Bond yields also increased in Japan and Italy, resulting in long-term bonds generally underperforming short-term bonds in these markets. In Germany, the U.K., and Spain, short-term yields generally increased while long-term yields generally decreased. Thus, long-term bonds generally outperformed short-term bonds in these countries.

   In the aggregate, long-term bonds generally underperformed short- term bonds in global developed fixed income markets for the 12-month period ended
October 31, 2018. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 1.06%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) had a total return of -0.33%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years had a total return of 0.18% while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years had a total return of -6.55% during the period.

                                         OCTOBER 31, 2017 OCTOBER 31, 2018 CHANGE
                                         ---------------- ---------------- ------
One-Month Treasury Bill (yield).........       0.99%            2.20%       1.21%
Ten-Year U.S. Treasury Notes (yield)....       2.38%            3.15%       0.77%

--------
Source: Bloomberg

   Some of Dimensional's fixed income strategies are based on a variable maturity strategy that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, aggregate Portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, many of the Portfolios employing a variable maturity approach continued to maintain a duration near the longer end of their eligible range, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. While credit spreads generally widened for the 12 months ended October 31, 2018, many of the Portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

DFA TWO-YEAR FIXED INCOME PORTFOLIO

   The DFA Two- Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high- quality fixed income securities maturing in two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premium. The average maturity of the Portfolio remained relatively unchanged at 1.38 years as of October 31, 2018, versus 1.37 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.86% for the Portfolio and 0.41% for the ICE BofAML 1-3 Year U.S. Corporate & Government Index, the Portfolio's benchmark. Interest rates generally increased during the period, resulting in negative realized term premiums. The benchmark can hold securities with maturities between one and three years, whereas the Portfolio may invest in securities with maturities of up to two years. The Portfolio's higher weight in securities in the zero- to two-year maturity range and lower weight in securities in the two- to three-year maturity range contributed positively to performance relative to the benchmark.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

   The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premium. The average maturity of the Portfolio decreased to 1.37 years as of October 31, 2018, from 1.45 years as of October 31, 2017.

   For the 12 months ended October 31, 2018, total returns were 0.60% for the Portfolio and 0.26% for the ICE BofAML 1-3 Year U.S. Treasury & Agency Index, the Portfolio's benchmark. Interest rates generally increased during the period, resulting in negative realized term premiums. The benchmark can hold securities with maturities between one and three years, whereas the Portfolio may invest in securities with maturities of up to two years. The Portfolio's higher weight in securities in the one- to two-year maturity range and lack of exposure to securities in the two- to three-year maturity range contributed positively to performance relative to the benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                      --------- --------- ---------- ---------
 DFA TWO-YEAR FIXED INCOME PORTFOLIO
 Actual Fund Return.................. $1,000.00 $1,009.80    0.21%     $1.06
 Hypothetical 5% Annual Return....... $1,000.00 $1,024.15    0.21%     $1.07

 DFA TWO-YEAR GOVERNMENT PORTFOLIO
 Actual Fund Return.................. $1,000.00 $1,007.60    0.20%     $1.01

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                         --------- --------- ---------- ---------
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.20%     $1.02

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

     DFA TWO-YEAR FIXED INCOME PORTFOLIO              DFA TWO-YEAR GOVERNMENT PORTFOLIO
Corporate...............................  15.0% Government.............................. 100.0%
                                                                                         -----
Government..............................  22.3%                                          100.0%
Foreign Corporate.......................  18.7%
Foreign Government......................  25.5%
Supranational...........................  18.5%
                                         -----
                                         100.0%

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
AGENCY OBLIGATIONS -- (7.3%)
Federal Home Loan Bank
    2.125%, 02/11/20.......................................     250  $  247,810
    1.875%, 03/13/20.......................................     250     246,858
    4.125%, 03/13/20.......................................   3,600   3,660,829
    2.375%, 03/30/20.......................................     450     447,155
Federal Home Loan Banks
    2.625%, 05/28/20.......................................   2,250   2,242,051
Federal Home Loan Mortgage Corp.
    1.375%, 05/01/20.......................................   2,500   2,446,427
                                                                     ----------

TOTAL AGENCY OBLIGATIONS...................................           9,291,130
                                                                     ----------
BONDS -- (77.3%)
African Development Bank
    1.375%, 02/12/20.......................................     750     735,543
    1.875%, 03/16/20.......................................   2,500   2,464,175
Agence Francaise de Developpement
    1.375%, 08/02/19.......................................     600     593,227
    1.625%, 01/21/20.......................................   1,934   1,900,495
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.......................................     700     696,489
Apple, Inc.
    1.500%, 09/12/19.......................................   1,150   1,136,643
    1.900%, 02/07/20.......................................   1,054   1,040,727
Asian Development Bank
    1.625%, 05/05/20.......................................   3,450   3,382,902
Australia & New Zealand Banking Group, Ltd.
    1.600%, 07/15/19.......................................     750     742,705
W   2.250%, 12/19/19.......................................     400     396,279
Bank of Montreal
    2.100%, 06/15/20.......................................     500     491,201
    3.100%, 07/13/20.......................................     725     724,053
BNG Bank NV
    1.625%, 11/25/19.......................................     250     246,645
W   2.500%, 02/28/20.......................................   1,850   1,838,436
    2.500%, 02/28/20.......................................     700     695,624
    1.750%, 03/24/20.......................................     594     583,971
    1.750%, 10/05/20.......................................     300     292,739
Caisse d'Amortissement de la Dette Sociale
    1.750%, 09/24/19.......................................   1,000     990,040
    2.000%, 04/17/20.......................................     250     246,344
    1.875%, 07/28/20.......................................   1,500   1,468,965
Chevron Corp.
    1.991%, 03/03/20.......................................   2,750   2,711,972

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Cisco Systems, Inc.
    4.450%, 01/15/20.......................................     250  $  254,214
Cooperatieve Rabobank UA
W   4.750%, 01/15/20.......................................     500     509,295
Council Of Europe Development Bank
    1.750%, 11/14/19.......................................     500     494,399
    1.875%, 01/27/20.......................................     750     740,469
    1.625%, 03/10/20.......................................   1,381   1,356,716
Equinor ASA
    2.250%, 11/08/19.......................................   2,463   2,442,899
Erste Abwicklungsanstalt
    2.500%, 03/13/20.......................................     600     595,468
EUROFIMA
    1.750%, 05/29/20.......................................     990     969,786
European Bank for Reconstruction & Development
    1.750%, 11/26/19.......................................     748     739,360
    1.625%, 05/05/20.......................................     500     490,200
European Investment Bank
    1.625%, 03/16/20.......................................     819     804,703
    1.750%, 05/15/20.......................................   2,650   2,602,088
    1.625%, 08/14/20.......................................     250     244,106
Export Development Canada
W   2.300%, 02/10/20.......................................   1,000     991,735
    1.750%, 07/21/20.......................................     900     880,988
FMS Wertmanagement
    1.750%, 05/15/20.......................................     600     588,946
Inter-American Development Bank
    1.625%, 05/12/20.......................................   1,570   1,539,595
    1.875%, 06/16/20.......................................   1,250   1,228,546
International Bank for Reconstruction & Development
    1.875%, 10/07/19.......................................     300     297,361
    1.875%, 04/21/20.......................................     500     492,532
    1.625%, 09/04/20.......................................   1,362   1,329,597
International Finance Corp.
    1.625%, 07/16/20.......................................     792     774,154
Kommunalbanken A.S.
W   2.500%, 04/17/20.......................................     250     248,358
    2.500%, 04/17/20.......................................     750     745,050
    1.750%, 09/15/20.......................................   1,100   1,074,476
    1.375%, 10/26/20.......................................     500     484,065
Kommunekredit
    1.750%, 01/10/20.......................................     500     493,205
    1.625%, 06/12/20.......................................   1,781   1,742,370
Kommuninvest I Sverige AB
    1.125%, 09/17/19.......................................     600     590,990
    1.750%, 03/19/20.......................................     500     491,799

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
    1.625%, 09/01/20.......................................     500  $  487,444
W   1.625%, 09/01/20.......................................     500     487,392
Kreditanstalt fuer Wiederaufbau
    4.000%, 01/27/20.......................................     250     253,311
    1.750%, 03/31/20.......................................   1,000     983,645
    1.500%, 04/20/20.......................................     800     783,410
    1.625%, 05/29/20.......................................     352     344,734
    1.875%, 06/30/20.......................................     250     245,544
    2.750%, 07/15/20                                          1,150   1,145,312
Merck & Co., Inc.
    1.850%, 02/10/20.......................................   1,989   1,958,788
Municipality Finance P.L.C.
    1.500%, 03/23/20.......................................     968     948,504
National Australia Bank, Ltd.
    2.250%, 07/01/19.......................................   1,250   1,244,189
    2.250%, 01/10/20.......................................     500     494,607
Nederlandse Waterschapsbank NV
W   1.250%, 09/09/19.......................................     450     443,984
    1.625%, 03/04/20.......................................     500     491,169
Nestle Holdings, Inc.
    2.125%, 01/14/20.......................................   1,219   1,206,602
Nordea Bank Abp
W   1.625%, 09/30/19.......................................     500     493,359
Nordic Investment Bank
    2.500%, 04/28/20.......................................   2,550   2,533,635
    1.500%, 09/29/20.......................................     397     385,998
Novartis Capital Corp.
    1.800%, 02/14/20.......................................   2,335   2,300,002
    4.400%, 04/24/20.......................................     464     472,612
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.......................................     250     246,485
    1.375%, 02/10/20.......................................     200     196,029
Oracle Corp.
    2.250%, 10/08/19.......................................   1,250   1,242,041
Procter & Gamble Co. (The)
    1.750%, 10/25/19.......................................     500     494,302
Province of Alberta Canada
    1.900%, 12/06/19.......................................   3,200   3,164,109
Province of Ontario Canada
    4.400%, 04/14/20.......................................   2,350   2,394,164
    1.875%, 05/21/20.......................................     750     736,522
Province of Quebec Canada
    3.500%, 07/29/20.......................................     971     977,979
Royal Bank of Canada
    2.150%, 10/26/20.......................................   2,000   1,955,140
Shell International Finance BV
    1.375%, 09/12/19.......................................     200     197,451
    4.300%, 09/22/19.......................................     500     506,020
    4.375%, 03/25/20.......................................   1,446   1,471,638
    2.125%, 05/11/20.......................................   1,360   1,341,655

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
                                                            ------
 State of North Rhine-Westphalia Germany
     1.250%, 09/16/19....................................     200  $    197,161
     1.625%, 01/22/20....................................   1,500     1,475,775
 Svensk Exportkredit AB
     1.750%, 05/18/20....................................   2,100     2,058,882
     1.875%, 06/23/20....................................     500       490,507
     2.750%, 10/07/20....................................     700       695,744
 Svenska Handelsbanken AB
     2.500%, 01/25/19....................................     216       215,875
 Toronto-Dominion Bank (The)
     1.900%, 10/24/19....................................     500       494,472
     3.000%, 06/11/20....................................   2,839     2,830,485
 Total Capital SA
     4.450%, 06/24/20....................................   1,999     2,036,852
 Toyota Motor Credit Corp.
     2.200%, 01/10/20....................................   1,854     1,837,192
     2.150%, 03/12/20....................................   1,263     1,249,028
 Walmart, Inc.
     1.750%, 10/09/19....................................   2,000     1,978,746
     2.850%, 06/23/20....................................   1,190     1,188,110
                                                                   ------------
 TOTAL BONDS.............................................            98,993,250
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (14.9%)
 U.S. Treasury Notes
     1.375%, 01/15/20....................................     400       393,438
     1.250%, 01/31/20....................................   1,500     1,472,051
     1.375%, 02/15/20....................................   2,850     2,799,012
     1.250%, 02/29/20....................................   2,050     2,008,840
     1.375%, 02/29/20....................................   2,000     1,962,812
     1.625%, 03/15/20....................................   3,000     2,952,539
     1.125%, 03/31/20....................................     250       244,180
     1.375%, 03/31/20....................................   1,450     1,421,000
     2.250%, 03/31/20....................................   1,000       992,148
     1.500%, 04/15/20....................................   3,000     2,943,633
     1.125%, 04/30/20....................................   2,000     1,950,156
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS.........................            19,139,809
                                                                   ------------
 TOTAL INVESTMENT SECURITIES.............................           127,424,189
                                                                   ------------

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                             SHARES     VALUE+
                                                                             ------- ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
@(S)  DFA Short Term Investment Fund........................................      18 $        202
      State Street Institutional U.S. Government Money Market Fund 2.090%... 689,278      689,278
                                                                                     ------------
      TOTAL TEMPORARY CASH INVESTMENTS                                                    689,480
                                                                                     ------------
      TOTAL INVESTMENTS -- (100.0%) (Cost $128,670,965).....................         $128,113,669
                                                                                     ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------- ----------------------------------------
                                     LEVEL 1    LEVEL 2       LEVEL 3      TOTAL
                                     --------  ------------   -------    ------------
 Agency Obligations.................       -- $  9,291,130      --      $  9,291,130
 Bonds..............................       --   98,993,250      --        98,993,250
 U.S. Treasury Obligations..........       --   19,139,809      --        19,139,809
 Temporary Cash Investments......... $689,278          202      --           689,480
                                     --------  ------------     --       ------------
 TOTAL.............................. $689,278 $127,424,391      --      $128,113,669
                                     ========  ============     ==       ============

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
                                                                        -------
AGENCY OBLIGATIONS -- (37.7%)
Federal Home Loan Bank
   2.125%, 02/11/20....................................................  8,350  $  8,276,862
   1.875%, 03/13/20.................................................... 10,000     9,874,330
   4.125%, 03/13/20.................................................... 14,250    14,490,782
   2.375%, 03/30/20.................................................... 14,200    14,110,214
                                                                                ------------
TOTAL AGENCY OBLIGATIONS...............................................           46,752,188
                                                                                ------------
U.S. TREASURY OBLIGATIONS -- (62.3%)
U.S. Treasury Notes
   1.250%, 01/31/20.................................................... 11,000    10,795,039
   1.375%, 02/15/20.................................................... 11,200    10,999,625
   1.250%, 02/29/20.................................................... 15,150    14,845,817
   1.625%, 03/15/20....................................................  5,000     4,920,898
   1.375%, 03/31/20....................................................  5,450     5,341,000
   2.250%, 03/31/20....................................................    200       198,430
   1.500%, 04/15/20.................................................... 28,300    27,768,270
   1.500%, 05/15/20....................................................  2,400     2,352,000
                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS........................................           77,221,079
                                                                                ------------
TOTAL INVESTMENT SECURITIES............................................          123,973,267

                                                                        SHARES
                                                                        -------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money Market Fund 2.090%. 19,348        19,348
                                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,658,510)..................................................         $123,992,615
                                                                                ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------
                                         LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                         ------- ------------ ------- ------------
Agency Obligations......................      -- $ 46,752,188   --    $ 46,752,188
U.S. Treasury Obligations...............      --   77,221,079   --      77,221,079
Temporary Cash Investments.............. $19,348           --   --          19,348
                                         ------- ------------   --    ------------
TOTAL................................... $19,348 $123,973,267   --    $123,992,615
                                         ======= ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                   DFA TWO-YEAR  DFA TWO-YEAR
                                                   FIXED INCOME   GOVERNMENT
                                                    PORTFOLIO     PORTFOLIO
                                                   ------------  ------------
  ASSETS:
  Investments at Value............................ $    127,424  $    123,973
  Temporary Cash Investments at Value & Cost......          689            19
  Receivables:
     Investment Securities Sold...................        1,483            --
     Dividends and Interest.......................          671           326
     Fund Shares Sold.............................           37            --
  Prepaid Expenses and Other Assets...............           14            27
                                                   ------------  ------------
         Total Assets.............................      130,318       124,345
                                                   ------------  ------------
  LIABILITIES:
  Payables:
     Investment Securities Purchased..............        1,463            --
     Fund Shares Redeemed.........................          244            95
     Due to Advisor...............................           16            16
  Accrued Expenses and Other Liabilities..........           26            24
                                                   ------------  ------------
         Total Liabilities........................        1,749           135
                                                   ------------  ------------
  NET ASSETS...................................... $    128,569  $    124,210
                                                   ============  ============
  Institutional Class Shares -- based on net
    assets of $128,569 and $124,210 and shares
    outstanding of 12,979,542 and 12,782,142,
    respectively.................................. $       9.91  $       9.72
                                                   ============  ============
  NUMBER OF SHARES AUTHORIZED.....................  300,000,000   300,000,000
                                                   ============  ============
  Investments at Cost............................. $    127,982  $    124,640
                                                   ============  ============
  NET ASSETS CONSIST OF:
  Paid-In Capital................................. $    129,432  $    126,179
  Total Distributable Earnings (Loss).............         (863)       (1,969)
                                                   ------------  ------------
  NET ASSETS...................................... $    128,569  $    124,210
                                                   ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA TWO-YEAR DFA TWO-YEAR
                                                                       FIXED INCOME  GOVERNMENT
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ------------ ------------
INVESTMENT INCOME
   Interest...........................................................    $2,112      $ 2,222
                                                                          ------      -------
       Total Investment Income........................................     2,112        2,222
                                                                          ------      -------
FUND EXPENSES
   Investment Management Fees.........................................       149          170
   Accounting & Transfer Agent Fees...................................        11           10
   Custodian Fees.....................................................         3            2
   Filing Fees........................................................        31           30
   Shareholders' Reports..............................................         9           10
   Professional Fees..................................................         4            4
   Other..............................................................         3            4
                                                                          ------      -------
       Total Fund Expenses............................................       210          230
                                                                          ------      -------
   Net Expenses.......................................................       210          230
                                                                          ------      -------
   NET INVESTMENT INCOME (LOSS).......................................     1,902        1,992
                                                                          ------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................      (498)      (1,024)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................      (425)        (347)
                                                                          ------      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................      (923)      (1,371)
                                                                          ------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $  979      $   621
                                                                          ======      =======

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  DFA TWO-YEAR FIXED     DFA TWO-YEAR
                                                                                   INCOME PORTFOLIO   GOVERNMENT PORTFOLIO
                                                                                  ------------------  ------------------
                                                                                    YEAR      YEAR      YEAR       YEAR
                                                                                    ENDED     ENDED     ENDED      ENDED
                                                                                   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                                    2018      2017      2018       2017
                                                                                  --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $  1,902  $    912  $  1,992   $  1,042
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold*,**............................................     (498)     (120)   (1,024)      (283)
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................     (425)     (123)     (347)      (476)
                                                                                  --------  --------  --------   --------
          Net Increase (Decrease) in Net Assets Resulting from Operations........      979       669       621        283
                                                                                  --------  --------  --------   --------
Distributions:^
       Institutional Class Shares................................................   (1,635)     (895)   (1,767)    (1,008)
                                                                                  --------  --------  --------   --------
          Total Distributions....................................................   (1,635)     (895)   (1,767)    (1,008)
                                                                                  --------  --------  --------   --------
Capital Share Transactions (1):
   Shares Issued.................................................................   60,182     7,220    35,971     15,655
   Shares Issued in Lieu of Cash Distributions...................................    1,635       895     1,767      1,008
   Shares Redeemed...............................................................  (11,407)  (10,242)  (25,316)   (18,503)
                                                                                  --------  --------  --------   --------
          Net Increase (Decrease) from Capital Share Transactions................   50,410    (2,127)   12,422     (1,840)
                                                                                  --------  --------  --------   --------
          Total Increase (Decrease) in Net Assets................................   49,754    (2,353)   11,276     (2,565)
NET ASSETS
   Beginning of Year.............................................................   78,815    81,168   112,934    115,499
                                                                                  --------  --------  --------   --------
   End of Year................................................................... $128,569  $ 78,815  $124,210   $112,934
                                                                                  ========  ========  ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................    6,065       723     3,689      1,590
   Shares Issued in Lieu of Cash Distributions...................................      165        90       182        103
   Shares Redeemed...............................................................   (1,150)   (1,026)   (2,594)    (1,881)
                                                                                  --------  --------  --------   --------
       Net Increase (Decrease) from Shares Issued and Redeemed...................    5,080      (213)    1,277       (188)
                                                                                  ========  ========  ========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0 and $0, respectively
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note J in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA TWO-YEAR FIXED INCOME PORTFOLIO              DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                  --------------------------------------------  ------------------------------------------------
                                    YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                   OCT 31,  OCT 31,  OCT 31,  OCT 31,  OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                    2018     2017     2016     2015     2014      2018      2017      2016      2015      2014
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
Net Asset Value, Beginning
  of Year........................ $   9.98  $ 10.00  $ 10.02  $ 10.02  $ 10.02  $   9.81  $   9.88  $   9.90  $   9.92  $   9.91
Income from Investment
  Operations
   Net Investment Income
     (Loss) (A)..................     0.19     0.11     0.08     0.04     0.02      0.17      0.09      0.05      0.03      0.01
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized).............    (0.10)   (0.02)   (0.01)    0.02     0.01     (0.11)    (0.07)     0.01      0.01      0.03
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
       Total from Investment
         Operations..............     0.09     0.09     0.07     0.06     0.03      0.06      0.02      0.06      0.04      0.04
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
Less Distributions:
   Net Investment Income.........    (0.16)   (0.11)   (0.07)   (0.04)   (0.02)    (0.15)    (0.09)    (0.05)    (0.03)    (0.01)
   Net Realized Gains............       --       --    (0.02)   (0.02)   (0.01)       --        --     (0.03)    (0.03)    (0.02)
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
       Total Distributions.......    (0.16)   (0.11)   (0.09)   (0.06)   (0.03)    (0.15)    (0.09)    (0.08)    (0.06)    (0.03)
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
Net Asset Value, End of Year..... $   9.91  $  9.98  $ 10.00  $ 10.02  $ 10.02  $   9.72  $   9.81  $   9.88  $   9.90  $   9.92
                                  ========  =======  =======  =======  =======  ========  ========  ========  ========  ========
Total Return.....................     0.86%    0.92%    0.74%    0.57%    0.31%     0.60%     0.19%     0.58%     0.38%     0.39%
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------
Net Assets, End of Year
  (thousands).................... $128,569  $78,815  $81,168  $91,779  $98,961  $124,210  $112,934  $115,499  $133,648  $145,231
Ratio of Expenses to Average
  Net Assets.....................     0.21%    0.24%    0.29%    0.29%    0.28%     0.20%     0.23%     0.28%     0.28%     0.27%
Ratio of Net Investment
  Income to Average Net
  Assets.........................     1.92%    1.14%    0.75%    0.43%    0.20%     1.76%     0.93%     0.55%     0.31%     0.12%
Portfolio Turnover Rate..........       89%     115%      93%     238%     122%      115%      176%      118%      262%      225%
                                  --------  -------  -------  -------  -------  --------  --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes. See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the "Portfolios") are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio,

U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA Two-Year Fixed Income Portfolio. 0.15%
                   DFA Two-Year Government Portfolio... 0.15%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                    DFA Two-Year Fixed Income Portfolio. $4
                    DFA Two-Year Government Portfolio...  7

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                        U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                        -------------------------- ---------------------------
                                        PURCHASES      SALES       PURCHASES       SALES
                                        ---------     --------     ---------      -------
   DFA Two-Year Fixed Income Portfolio. $ 40,174      $ 14,607      $97,683       $73,158
   DFA Two-Year Government Portfolio...  142,042       129,676           --            --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                     -------------- ------------- ---------- ------
DFA Two-Year Fixed Income Portfolio
2017................................     $  895          --           --     $  895
2018................................      1,635          --           --      1,635
DFA Two-Year Government Portfolio
2017................................      1,008          --           --      1,008
2018................................      1,767          --           --      1,767

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS TOTAL
                                         -------------- ------------- -----
    DFA Two-Year Fixed Income Portfolio.      $(40)          --       $(40)
    DFA Two-Year Government Portfolio...       (70)          --        (70)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
DFA Two-Year Fixed Income Portfolio.      $334           --          $  (635)       $(557)        $  (858)
DFA Two-Year Government Portfolio...       279           --           (1,575)        (666)         (1,962)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                  UNLIMITED TOTAL
                                                  --------- ------
             DFA Two-Year Fixed Income Portfolio.  $  635   $  635
             DFA Two-Year Government Portfolio...   1,575    1,575

   During the year ended October 31, 2018, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                     FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                     TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                     -------- ------------ -------------- --------------
DFA Two-Year Fixed Income Portfolio. $128,671      --          $(557)         $(557)
DFA Two-Year Government Portfolio...  124,639      --           (666)          (666)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor . The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                     DISTRIBUTIONS FROM:
                                                           ---------------------------------------
                                                              NET        NET        NET
                                                           INVESTMENT SHORT-TERM LONG-TERM
                                                             INCOME     GAINS      GAINS    TOTAL
                                                           ---------- ---------- --------- -------
DFA Two-Year Fixed Income Portfolio - Institutional Class.  $  (895)      --        --     $  (895)
DFA Two-Year Government Portfolio - Institutional Class...   (1,008)      --        --      (1,008)

                                                   UNDISTRIBUTED
                                                   NET INVESTMENT
                                                       INCOME
                                                   (DISTRIBUTIONS
                                                     IN EXCESS
                                                       OF NET
                                                     INVESTMENT
                                                      INCOME)
                                                   --------------
              DFA Two-Year Fixed Income Portfolio.      $102
              DFA Two-Year Government Portfolio...       117

K. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           APPROXIMATE
                                                            PERCENTAGE
                                              NUMBER OF   OF OUTSTANDING
                                             SHAREHOLDERS     SHARES
                                             ------------ --------------
        DFA Two-Year Fixed Income Portfolio.      4            100%
        DFA Two-Year Government Portfolio...      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                              PORTFOLIOS
                                                                                              WITHIN THE  OTHER DIRECTORSHIPS
                                               TERM OF                                        DFA FUND    OF PUBLIC COMPANIES
   NAME, ADDRESS AND                      OFFICE/1/ AND LENGTH      PRINCIPAL OCCUPATION      COMPLEX/2/     HELD DURING
     YEAR OF BIRTH           POSITION        OF SERVICE             DURING PAST 5 YEARS       OVERSEEN       PAST 5 YEARS
   -----------------         --------     ------------------        --------------------      ----------  -------------------
George M. Constantinides  Director of       DFADIG-             Leo Melamed Professor of      128          None
University of Chicago     DFAIDG and        Since 1983          Finance, University of        portfolios
Booth School of Business  DIG Trustee of    DIG- Since          Chicago Booth School of       in 4
5807 S. Woodlawn Avenue   DFAITC and        1993 DFAITC-        Business (since 1978).        investment
Chicago, IL 60637         DEM               Since 1992                                        companies
1947                                        DEM- Since
                                            1993

Douglas W. Diamond        Director of       DFADIG-             Merton H. Miller              128          None
University of Chicago     DFAIDG and        Since June          Distinguished Service         portfolios
Booth School of Business  DIG Trustee of    2017 DIG-           Professor of Finance,         in 4
5807 S. Woodlawn Avenue   DFAITC and        Since June          University of Chicago         investment
Chicago, IL 60637         DEM               2017 DFAITC-        Booth School of Business      companies
1953                                        Since June          (since 1988). Visiting
                                            2017 DEM-           Scholar, Federal Reserve
                                            Since June          Bank of Richmond (since
                                            2017                1990). Formerly, Fischer
                                                                Black Visiting Professor of
                                                                Financial Economics,
                                                                Alfred P. Sloan School of
                                                                Management,
                                                                Massachusetts Institute of
                                                                Technology (2015 to 2016).

Roger G. Ibbotson         Director of       DFADIG-             Professor in Practice         128          None
Yale School of            DFAIDG and        Since 1981          Emeritus of Finance, Yale     portfolios
Management                DIG Trustee of    DIG- Since          School of Management          in 4
P.O. Box 208200           DFAITC and        1993 DFAITC-        (since 1984). Chairman,       investment
New Haven, CT 06520-      DEM               Since 1992          CIO and Partner, Zebra        companies
8200                                        DEM- Since          Capital Management, LLC
1943                                        1993                (hedge fund and asset
                                                                manager) (since 2001).
                                                                Formerly, Consultant to
                                                                Morningstar, Inc. (2006 -
                                                                2016).

Edward P. Lazear          Director of       DFADIG-             Distinguished Visiting        128          None
Stanford University       DFAIDG and        Since 2010          Fellow, Becker Friedman       portfolios
Graduate School of        DIG Trustee of    DIG- Since          Institute for Research in     in 4
Business                  DFAITC and        2010 DFAITC-        Economics, University of      investment
Knight Management         DEM               Since 2010          Chicago (since 2015).         companies
Center, E346                                DEM- Since          Morris Arnold Cox Senior
Stanford, CA 94305                          2010                Fellow, Hoover Institution
1948                                                            (since 2002). Jack Steele
                                                                Parker Professor of Human
                                                                Resources Management and
                                                                Economics, Graduate
                                                                School of Business,
                                                                Stanford University (since
                                                                1995). Cornerstone
                                                                Research (expert testimony
                                                                and economic and financial
                                                                analysis) (since 2009).

Myron S. Scholes          Director of       DFADIG-             Chief Investment Strategist,  128          Formerly,
c/o Dimensional Fund      DFAIDG and        Since 1981          Janus Henderson Investors     portfolios   Adviser, Kuapay,
Advisors LP               DIG Trustee of    DIG- Since          (since 2014). Frank E. Buck   in 4         Inc. (2013-
6300 Bee Cave Road,       DFAITC and        1993 DFAITC-        Professor of Finance,         investment   2014). Formerly,
Building One              DEM               Since 1992          Emeritus, Graduate School     companies    Director,
Austin, TX 78746                            DEM- Since          of Business, Stanford                      American
1941                                        1993                University (since 1981).                   Century Fund
                                                                                                           Complex
                                                                                                           (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios)
                                                                                                           (1980-2014).

                                                                                           PORTFOLIOS
                                                    TERM OF                                WITHIN THE  OTHER DIRECTORSHIPS
                                                   OFFICE/1/AND                            DFA FUND    OF PUBLIC COMPANIES
      NAME, ADDRESS AND                            LENGTH OF       PRINCIPAL OCCUPATION    COMPLEX/2/     HELD DURING
        YEAR OF BIRTH               POSITION        SERVICE        DURING PAST 5 YEARS     OVERSEEN       PAST 5 YEARS
      -----------------             --------       ----------      --------------------    ----------  -------------------
Abbie J. Smith                 Director of DFAIDG  DFADIG-       Boris and Irene Stern     128         Director (since
University of Chicago          and DIG Trustee of  Since 2000    Distinguished Service     portfolios  2000) and
Booth School of Business       DFAITC and DEM      DIG-          Professor of Accounting,  in 4        formerly, Lead
5807 S. Woodlawn Avenue                            Since 2000    University of Chicago     investment  Director (May
Chicago, IL 60637                                  DFAITC-       Booth School of Business  companies   2014 - May
1953                                               Since 2000    (since 1980).                         2017), HNI
                                                   DEM-                                                Corporation
                                                   Since 2000                                          (formerly known
                                                                                                       as HON
                                                                                                       Industries Inc.)
                                                                                                       (office furniture);
                                                                                                       Director, Ryder
                                                                                                       System Inc.
                                                                                                       (transportation,
                                                                                                       logistics and
                                                                                                       supply-chain
                                                                                                       management)
                                                                                                       (since 2003); and
                                                                                                       Trustee, UBS
                                                                                                       Funds (3
                                                                                                       investment
                                                                                                       companies
                                                                                                       within the fund
                                                                                                       complex) (21
                                                                                                       portfolios) (since
                                                                                                       2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                      PORTFOLIOS
                                   TERM OF                            WITHIN THE  OTHER DIRECTORSHIPS
                                  OFFICE/1/AND                        DFA FUND    OF PUBLIC COMPANIES
 NAME, ADDRESS AND                LENGTH OF     PRINCIPAL OCCUPATION  COMPLEX/2/     HELD DURING
  YEAR OF BIRTH       POSITION     SERVICE      DURING PAST 5 YEARS   OVERSEEN       PAST 5 YEARS
 -----------------     --------   ----------    --------------------  ----------  -------------------
David G. Booth       Chairman     DFADIG-       Chairman, Director/   128         None
6300 Bee Cave Road,  and          Since 1981    Trustee, and          portfolios
Building One         Director of  DIG-          formerly, President   in 4
Austin, TX 78746     DFAIDG       Since 1992    and Co-Chief          investment
1946                 and DIG      DFAITC-       Executive Officer     companies
                     Trustee of   Since 1992    (each until March
                     DFAITC       DEM-          2017) of
                     and DEM      Since 1993    Dimensional
                                                Emerging Markets
                                                Value Fund
                                                ("DEM"),
                                                DFAIDG,
                                                Dimensional
                                                Investment Group
                                                Inc. ("DIG") and
                                                The DFA
                                                Investment Trust
                                                Company
                                                ("DFAITC").
                                                Executive
                                                Chairman, and
                                                formerly, President
                                                and Co-Chief
                                                Executive Officer
                                                (each until February
                                                2017) of
                                                Dimensional
                                                Holdings Inc.,
                                                Dimensional Fund
                                                Advisors LP and
                                                DFA Securities
                                                LLC (collectively
                                                with DEM,
                                                DFAIDG, DIG and
                                                DFAITC, the "DFA
                                                Entities").
                                                Formerly, Chairman
                                                and Director (2009-
                                                2018), Co-Chief
                                                Executive Officer
                                                (2010 - June 2017)
                                                of Dimensional
                                                Fund Advisors
                                                Canada ULC.
                                                Trustee, University
                                                of Chicago (since
                                                2002). Trustee,
                                                University of
                                                Kansas Endowment
                                                Association (since
                                                2005). Formerly,
                                                Director of
                                                Dimensional Fund
                                                Advisors Ltd. (2002
                                                - July 2017), DFA
                                                Australia Limited
                                                (1994 - July 2017),
                                                Dimensional
                                                Advisors Ltd. (2012
                                                - July 2017),
                                                Dimensional Funds
                                                plc (2006 - July
                                                2017) and
                                                Dimensional Funds
                                                II plc (2006 - July
                                                2017). Formerly,
                                                Director and
                                                President of
                                                Dimensional Japan
                                                Ltd. (2012 - April
                                                2017). Formerly,
                                                President,
                                                Dimensional
                                                SmartNest (US)
                                                LLC (2009-2014);
                                                and Limited Partner,
                                                VSC Investors, LLC
                                                (2007 to 2015).
                                                Formerly,
                                                Chairman, Director,
                                                President and
                                                Co-Chief Executive
                                                Officer of
                                                Dimensional
                                                Cayman
                                                Commodity Fund I
                                                Ltd. (2010-
                                                September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                        TERM OF
                                       OFFICE/ 1/
                                          AND
NAME AND YEAR OF                       LENGTH OF
     BIRTH             POSITION         SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ----------- -----------------------------------------------------------------
Valerie A. Brown  Vice President and   Since 2001  Vice President and Assistant Secretary of
1967              Assistant Secretary                   .all the DFA Entities (since 2001)
                                                        .DFA Australia Limited (since 2002)
                                                        .Dimensional Fund Advisors Ltd. (since 2002)
                                                        .Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                        .Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                        .Dimensional Hong Kong Limited (since 2012)
                                                   Director, Vice President and Assistant Secretary (since 2003) of
                                                        Dimensional Fund Advisors Canada ULC

David P. Butler   Co-Chief Executive   Since 2017  Co-Chief Executive Officer (since 2017) of
1964              Officer                               .all the DFA entities
                                                   Director (since 2017) of
                                                        .Dimensional Holdings Inc.
                                                        .Dimensional Fund Advisors Canada ULC
                                                        .Dimensional Japan Ltd.
                                                        .Dimensional Advisors Ltd.
                                                        .Dimensional Fund Advisors Ltd.
                                                        .DFA Australia Limited
                                                   Director and Co-Chief Executive Officer (since 2017) of
                                                        .Dimensional Cayman Commodity Fund I Ltd.
                                                   Head of Global Financial Advisor Services (since 2007) for
                                                        .Dimensional Fund Advisors LP
                                                   Formerly, Vice President (2007 - 2017) of
                                                        .all the DFA Entities

Stephen A. Clark  Executive Vice       Since 2017  Executive Vice President (since 2017) of
1972              President                             .all the DFA entities
                                                   Director and Vice President (since 2016) of
                                                        .Dimensional Japan Ltd.
                                                   President and Director (since 2016) of
                                                        .Dimensional Fund Advisors Canada ULC
                                                   Vice President (since 2008) and Director (since 2016) of
                                                        .DFA Australia Limited
                                                   Director (since 2016) of
                                                        .Dimensional Advisors Ltd.
                                                        .Dimensional Fund Advisors Pte. Ltd.
                                                        .Dimensional Hong Kong Limited
                                                   Vice President (since 2016) of
                                                        .Dimensional Fund Advisors Pte. Ltd.
                                                   Head of Global Institutional Services (since 2014) for
                                                        .Dimensional Fund Advisors LP
                                                   Formerly, Vice President (2004 - 2017) of
                                                        .all the DFA Entities
                                                   Formerly, Vice President (2010 - 2016) of
                                                        .Dimensional Fund Advisors Canada ULC
                                                   Formerly, Head of Institutional, North America (2012 - 2013) for
                                                        .Dimensional Fund Advisors LP


Christopher S.     Vice President and   Since 2004  Vice President and Global Chief Compliance Officer (since 2004) of
Crossan            Global Chief                          .all the DFA Entities
1965               Compliance Officer                    .DFA Australia Limited
                                                         .Dimensional Fund Advisors Ltd.
                                                    Chief Compliance Officer (since 2006) and Chief Privacy Officer (since
                                                    2015) of
                                                         .Dimensional Fund Advisors Canada ULC
                                                    Chief Compliance Officer of
                                                         .Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                         .Dimensional Japan Ltd. (since 2017)
                                                    Formerly, Vice President and Global Chief Compliance Officer (2010 -
                                                    2014) for
                                                         .Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President,         Vice     Vice President, Chief Financial Officer, and Treasurer (since 2016) of
1958               Chief Financial      President        .all the DFA Entities
                   Officer, and         since 2015       .Dimensional Advisors Ltd.
                   Treasurer            and Chief        .Dimensional Fund Advisors Ltd.
                                        Financial        .Dimensional Hong Kong Limited
                                         Officer         .Dimensional Cayman Commodity Fund I Ltd.
                                           and           .Dimensional Fund Advisors Canada ULC
                                        Treasurer        .Dimensional Fund Advisors Pte. Ltd.
                                        since 2016       .DFA Australia Limited
                                                    Director (since 2016) for
                                                         .Dimensional Funds plc
                                                         .Dimensional Funds II plc
                                                    Formerly, interim Chief Financial Officer and interim Treasurer (2016) of
                                                         .all the DFA Entities
                                                         .Dimensional Fund Advisors LP
                                                         .Dimensional Fund Advisors Ltd.
                                                         .DFA Australia Limited
                                                         .Dimensional Advisors Ltd.
                                                         .Dimensional Fund Advisors Pte. Ltd.
                                                         .Dimensional Hong Kong Limited
                                                         .Dimensional Cayman Commodity Fund I Ltd.
                                                         .Dimensional Fund Advisors Canada ULC
                                                    Formerly, Controller (2015 - 2016) of
                                                         .all the DFA Entities
                                                         .Dimensional Fund Advisors LP
                                                    Formerly, Vice President (2008 - 2015) of
                                                         .T. Rowe Price Group, Inc.
                                                    Formerly, Director of Investment Treasury and Treasurer (2008 - 2015) of
                                                         .the T. Rowe Price Funds

Jeff J. Jeon       Vice President and      Vice     Vice President (since 2004) and Assistant Secretary (since 2017) of
1973               Assistant Secretary  President        .all the DFA Entities
                                        since 2004  Vice President and Assistant Secretary (since 2010) of
                                           and           .Dimensional Cayman Commodity Fund I Ltd.
                                        Assistant
                                        Secretary
                                        since 2017

Joy Lopez          Vice President and      Vice     Vice President (since 2015) of
1971               Assistant Treasurer  President        .all the DFA Entities
                                        since 2015  Assistant Treasurer (since 2017) of
                                           and           .the DFA Fund Complex
                                        Assistant   Formerly, Senior Tax Manager (2013 - 2015) for
                                        Treasurer        .Dimensional Fund Advisors LP
                                        since 2017

Kenneth M. Manell  Vice President       Since 2010  Vice President (since 2010) of
1972                                                     .all the DFA Entities
                                                         .Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell  President and       President   President (since 2017) of
1964                 General Counsel     since 2017       .the DFA Fund Complex
                                            and      General Counsel (since 2001) of
                                          General         .All the DFA Entities
                                          Counsel    Executive Vice President (since 2017) and Secretary (since 2000) of
                                         since 2001       .Dimensional Fund Advisors LP
                                                          .Dimensional Holdings Inc.
                                                          .DFA Securities LLC
                                                          .Dimensional Investment LLC
                                                     Director (since 2002), Vice President (since 1997) and Secretary (since
                                                     2002) of
                                                          .DFA Australia Limited
                                                          .Dimensional Fund Advisors Ltd.
                                                     Vice President and Secretary of
                                                          .Dimensional Fund Advisors Canada ULC (since 2003)
                                                          .Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                          .Dimensional Japan Ltd. (since 2012)
                                                          .Dimensional Advisors Ltd. (since 2012)
                                                          .Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                     Director of
                                                          .Dimensional Funds plc (since 2002)
                                                          .Dimensional Funds II plc (since 2006)
                                                          .Director of Dimensional Japan Ltd. (since 2012)
                                                          .Dimensional Advisors Ltd. (since 2012)
                                                          .Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                          .Dimensional Hong Kong Limited (since 2012)
                                                     Formerly, Vice President and Secretary (2010 - 2014) of
                                                          .Dimensional SmartNest (US) LLC
                                                     Formerly, Vice President (1997 - 2017) and Secretary (2000 - 2017) of
                                                          .the DFA Fund Complex
                                                     Formerly, Vice President of
                                                          .Dimensional Fund Advisors LP (1997 - 2017)
                                                          .Dimensional Holdings Inc. (2006 - 2017)
                                                          .DFA Securities LLC (1997 - 2017)
                                                          .Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz    Vice President and    Since     Vice President and Deputy Chief Compliance Officer of
1961                 Deputy Chief           2013          .the DFA Fund Complex (since 2013)
                     Compliance Officer                   .Dimensional Fund Advisors LP (since 2012)

Carolyn L. O         Vice President and     Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                 Secretary           President        .the DFA Fund Complex
                                         since 2010  Vice President (since 2010) and Assistant Secretary (since 2016) of
                                            and           .Dimensional Fund Advisors LP
                                         Secretary        .Dimensional Holdings Inc.
                                         since 2017       .Dimensional Investment LLC
                                                     Vice President of
                                                          .DFA Securities LLC (since 2010)
                                                          .Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                          .Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
1976                Officer and Chief   Executive       .all the DFA Entities
                    Investment Officer   Officer        .Dimensional Fund Advisors Canada ULC
                                        and Chief   Director, Chief Investment Officer and Vice President (since 2017) of
                                        Investment      .DFA Australia Limited
                                         Officer    Chief Investment Officer (since 2017) and Vice President (since 2016) of
                                        since 2017      .Dimensional Japan Ltd.
                                                    Director, Co-Chief Executive Officer and Chief Investment Officer (since
                                                    2017) of
                                                        .Dimensional Cayman Commodity Fund I Ltd.
                                                    Director of
                                                        .Dimensional Funds plc (since 2014)
                                                        .Dimensional Fund II plc (since 2014)
                                                        .Dimensional Holdings Inc. (since 2017)
                                                    Formerly, Co-Chief Investment Officer of
                                                        .Dimensional Japan Ltd. (2016 - 2017)
                                                        .DFA Australia Limited (2014 - 2017)
                                                    Formerly, Executive Vice President (2017) and Co-Chief Investment Officer
                                                    (2014 - 2017) of
                                                        .all the DFA Entities
                                                    Formerly, Vice President (2007 - 2017) of
                                                        .all the DFA Entities
                                                    Formerly, Vice President and Co-Chief Investment Officer (2014 - 2017) of
                                                        .Dimensional Fund Advisors Canada ULC
                                                    Formerly, Director of
                                                        .Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.



                                                             NET
                                                         INVESTMENT    SHORT-TERM     LONG-TERM
                                                           INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST
------------------------------------                    ------------- ------------- ------------- --------- ----------
DFA One-Year Fixed Income Portfolio....................      100%           0%            0%          0%         0%
DFA Two-Year Global Fixed Income Portfolio.............      100%           0%            0%          0%         0%
DFA Selectively Hedged Global Fixed Income Portfolio...      100%           0%            0%          0%         0%
DFA Five- Year Global Fixed Income Portfolio...........       96%           0%            4%          0%         0%
DFA World ex U.S. Government Fixed Income Portfolio....      100%           0%            0%          0%         0%
DFA Short- Term Government Portfolio...................      100%           0%            0%          0%         0%
DFA Intermediate Government Fixed Income Portfolio.....       95%           0%            5%          0%         0%
DFA Short- Term Extended Quality Portfolio.............       96%           0%            4%          0%         0%
DFA Intermediate-Term Extended Quality Portfolio.......       91%           0%            9%          0%         0%
DFA Targeted Credit Portfolio..........................       94%           0%            6%          0%         0%
DFA Global Core Plus Fixed Income Portfolio............      100%           0%            0%          0%         0%
DFA Investment Grade Portfolio.........................      100%           0%            0%          0%         0%
DFA Diversified Fixed Income Portfolio.................       99%           0%            1%          0%         0%
DFA LTIP Portfolio.....................................      100%           0%            0%          0%         0%
DFA Inflation- Protected Securities Portfolio..........      100%           0%            0%          0%         0%
DFA Short- Duration Real Return Portfolio..............      100%           0%            0%          0%         0%
DFA Municipal Real Return Portfolio....................        0%           0%            0%          0%       100%

                                                                       QUALIFYING
                                                                           FOR
                                                                        CORPORATE
                                                                        DIVIDENDS   QUALIFYING     U.S.      FOREIGN    FOREIGN
                                                            TOTAL       RECEIVED     DIVIDEND   GOVERNMENT     TAX       SOURCE
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS DEDUCTION (1) INCOME (2) INTEREST (3) CREDIT (4) INCOME (5)
------------------------------------                    ------------- ------------- ---------- ------------ ---------- ----------
DFA One-Year Fixed Income Portfolio....................      100%           0%           0%        100%         0%         0%
DFA Two-Year Global Fixed Income Portfolio.............      100%           0%           0%          0%         0%         0%
DFA Selectively Hedged Global Fixed Income Portfolio...      100%           0%           0%          0%         0%         0%
DFA Five- Year Global Fixed Income Portfolio...........      100%           0%           0%          0%         0%         0%
DFA World ex U.S. Government Fixed Income Portfolio....      100%           0%           0%         53%         0%         0%
DFA Short- Term Government Portfolio...................      100%           0%           0%        100%         0%         0%
DFA Intermediate Government Fixed Income Portfolio.....      100%           0%           0%        100%         0%         0%
DFA Short- Term Extended Quality Portfolio.............      100%           0%           0%          1%         0%         0%
DFA Intermediate-Term Extended Quality Portfolio.......      100%           0%           0%          4%         0%         0%
DFA Targeted Credit Portfolio..........................      100%           0%           0%          0%         0%         0%
DFA Global Core Plus Fixed Income Portfolio............      100%           0%           0%          0%         0%         0%
DFA Investment Grade Portfolio.........................      100%           0%           0%         29%         0%         0%
DFA Diversified Fixed Income Portfolio.................      100%          73%          73%          0%         0%         0%
DFA LTIP Portfolio.....................................      100%           0%           0%         22%         0%         0%
DFA Inflation- Protected Securities Portfolio..........      100%           0%           0%        100%         0%         0%
DFA Short- Duration Real Return Portfolio..............      100%           0%           0%          4%         0%         0%
DFA Municipal Real Return Portfolio....................      100%           0%           0%          0%         0%         0%

                                                                   QUALIFYING
                                                                     SHORT-
                                                        QUALIFYING    TERM
                                                         INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                    INCOME (6)  GAIN (7)
------------------------------------                    ---------- ----------
DFA One-Year Fixed Income Portfolio....................    100%        0%
DFA Two-Year Global Fixed Income Portfolio.............    100%        0%
DFA Selectively Hedged Global Fixed Income Portfolio...    100%        0%
DFA Five- Year Global Fixed Income Portfolio...........    100%        0%
DFA World ex U.S. Government Fixed Income Portfolio....    100%        0%
DFA Short- Term Government Portfolio...................    100%        0%
DFA Intermediate Government Fixed Income Portfolio.....    100%        0%
DFA Short- Term Extended Quality Portfolio.............    100%        0%
DFA Intermediate-Term Extended Quality Portfolio.......    100%        0%
DFA Targeted Credit Portfolio..........................    100%        0%
DFA Global Core Plus Fixed Income Portfolio............    100%        0%
DFA Investment Grade Portfolio.........................    100%        0%
DFA Diversified Fixed Income Portfolio.................     27%        0%
DFA LTIP Portfolio.....................................    100%        0%
DFA Inflation- Protected Securities Portfolio..........    100%        0%
DFA Short- Duration Real Return Portfolio..............    100%        0%
DFA Municipal Real Return Portfolio....................    100%        0%

                See accompanying Notes to Financial Statements.



                                                             NET
                                                         INVESTMENT    SHORT-TERM     LONG-TERM
                                                           INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST
------------------------------------                    ------------- ------------- ------------- --------- ----------
DFA California Municipal Real Return Portfolio.........        0%           0%            0%          0%       100%
DFA Municipal Bond Portfolio...........................        0%           0%            0%          0%       100%
DFA Short- Term Municipal Bond Portfolio...............        0%           0%            0%          0%       100%
DFA Intermediate-Term Municipal Bond Portfolio.........        0%           0%            0%          0%       100%
DFA California Short- Term Municipal Bond Portfolio....        0%           0%            0%          0%       100%
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................        0%           0%            0%          0%       100%
DFA NY Municipal Bond Portfolio........................        0%           0%            0%          0%       100%
DFA MN Municipal Bond Portfolio........................        0%           0%            0%          0%       100%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA Two-Year Fixed Income Portfolio....................      100%           0%            0%          0%         0%
DFA Two-Year Government Portfolio......................      100%           0%            0%          0%         0%

                                                                       QUALIFYING
                                                                           FOR
                                                                        CORPORATE
                                                                        DIVIDENDS   QUALIFYING     U.S.      FOREIGN    FOREIGN
                                                            TOTAL       RECEIVED     DIVIDEND   GOVERNMENT     TAX       SOURCE
DFA INVESTMENT DIMENSIONS GROUP INC.                    DISTRIBUTIONS DEDUCTION (1) INCOME (2) INTEREST (3) CREDIT (4) INCOME (5)
------------------------------------                    ------------- ------------- ---------- ------------ ---------- ----------
DFA California Municipal Real Return Portfolio.........      100%           0%          0%           0%         0%         0%
DFA Municipal Bond Portfolio...........................      100%           0%          0%           0%         0%         0%
DFA Short- Term Municipal Bond Portfolio...............      100%           0%          0%           0%         0%         0%
DFA Intermediate-Term Municipal Bond Portfolio.........      100%           0%          0%           0%         0%         0%
DFA California Short- Term Municipal Bond Portfolio....      100%           0%          0%           0%         0%         0%
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................      100%           0%          0%           0%         0%         0%
DFA NY Municipal Bond Portfolio........................      100%           0%          0%           0%         0%         0%
DFA MN Municipal Bond Portfolio........................      100%           0%          0%           0%         0%         0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA Two-Year Fixed Income Portfolio....................      100%           0%          0%          38%         0%         0%
DFA Two-Year Government Portfolio......................      100%           0%          0%         100%         0%         0%

                                                                   QUALIFYING
                                                                     SHORT-
                                                        QUALIFYING    TERM
                                                         INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                    INCOME (6)  GAIN (7)
------------------------------------                    ---------- ----------
DFA California Municipal Real Return Portfolio.........    100%        0%
DFA Municipal Bond Portfolio...........................    100%        0%
DFA Short- Term Municipal Bond Portfolio...............    100%        0%
DFA Intermediate-Term Municipal Bond Portfolio.........    100%        0%
DFA California Short- Term Municipal Bond Portfolio....    100%        0%
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................    100%        0%
DFA NY Municipal Bond Portfolio........................    100%        0%
DFA MN Municipal Bond Portfolio........................    100%        0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA Two-Year Fixed Income Portfolio....................    100%        0%
DFA Two-Year Government Portfolio......................    100%        0%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

  LOGO                                                         DFA103118-024A
                                                                     00218741

                                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                       /s/ Gerard O'Reilly
DAVID BUTLER                           GERARD O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
   Performance Charts......................................................   2
   Management's Discussion and Analysis....................................   5
   Disclosure of Fund Expenses.............................................   9
   Disclosure of Portfolio Holdings........................................  11
   Schedules of Investments
       Global Equity Portfolio.............................................  12
       Global Allocation 60/40 Portfolio...................................  13
       Global Allocation 25/75 Portfolio...................................  14
   Statements of Assets and Liabilities....................................  15
   Statements of Operations................................................  16
   Statements of Changes in Net Assets.....................................  17
   Financial Highlights....................................................  18
   Notes to Financial Statements...........................................  22
   Report of Independent Registered Public Accounting Firm.................  35
FUND MANAGEMENT............................................................  36
   Board of Independent Directors or Trustees Table........................  37
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  43
NOTICE TO SHAREHOLDERS.....................................................  44

This report is submitted for the information of the Global Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                Global Equity Portfolio -           MSCI World Index
                  Institutional Class                (net dividends)
               ---------------------------         ------------------
10/31/2008              $10,000                         $10,000
11/30/2008                9,190                           9,353
12/31/2008                9,636                           9,653
 1/31/2009                8,632                           8,807
 2/28/2009                7,683                           7,906
 3/31/2009                8,414                           8,502
 4/30/2009                9,622                           9,456
 5/31/2009               10,443                          10,312
 6/30/2009               10,414                          10,266
 7/31/2009               11,385                          11,135
 8/31/2009               11,888                          11,595
 9/30/2009               12,489                          12,057
10/31/2009               12,030                          11,842
11/30/2009               12,523                          12,326
12/31/2009               12,962                          12,547
 1/31/2010               12,489                          12,029
 2/28/2010               12,826                          12,198
 3/31/2010               13,761                          12,954
 4/30/2010               14,054                          12,956
 5/31/2010               12,757                          11,715
 6/30/2010               12,159                          11,313
 7/31/2010               13,192                          12,230
 8/31/2010               12,545                          11,774
 9/30/2010               13,872                          12,871
10/31/2010               14,385                          13,351
11/30/2010               14,294                          13,063
12/31/2010               15,470                          14,023
 1/31/2011               15,734                          14,340
 2/28/2011               16,284                          14,842
 3/31/2011               16,383                          14,696
 4/30/2011               16,958                          15,320
 5/31/2011               16,613                          15,003
 6/30/2011               16,307                          14,765
 7/31/2011               15,879                          14,497
 8/31/2011               14,607                          13,476
 9/30/2011               13,049                          12,312
10/31/2011               14,618                          13,586
11/30/2011               14,397                          13,254
12/31/2011               14,324                          13,247
 1/31/2012               15,260                          13,911
 2/29/2012               15,962                          14,591
 3/31/2012               16,175                          14,778
 4/30/2012               15,952                          14,611
 5/31/2012               14,592                          13,349
 6/30/2012               15,256                          14,030
 7/31/2012               15,316                          14,210
 8/31/2012               15,765                          14,570
 9/30/2012               16,285                          14,970
10/31/2012               16,226                          14,869
11/30/2012               16,416                          15,060
12/31/2012               16,937                          15,343
 1/31/2013               17,822                          16,124
 2/28/2013               17,906                          16,151
 3/31/2013               18,416                          16,529
 4/30/2013               18,739                          17,050
 5/31/2013               18,991                          17,056
 6/30/2013               18,598                          16,636
 7/31/2013               19,636                          17,512
 8/31/2013               19,141                          17,139
 9/30/2013               20,175                          17,996
10/31/2013               20,962                          18,701
11/30/2013               21,386                          19,033
12/31/2013               21,874                          19,436
 1/31/2014               21,070                          18,716
 2/28/2014               22,118                          19,653
 3/31/2014               22,325                          19,681
 4/30/2014               22,362                          19,883
 5/31/2014               22,753                          20,274
 6/30/2014               23,340                          20,637
 7/31/2014               22,787                          20,308
 8/31/2014               23,476                          20,755
 9/30/2014               22,546                          20,192
10/31/2014               22,854                          20,322
11/30/2014               23,089                          20,730
12/31/2014               22,885                          20,395
 1/31/2015               22,401                          20,026
 2/28/2015               23,730                          21,199
 3/31/2015               23,508                          20,867
 4/30/2015               23,919                          21,357
 5/31/2015               24,069                          21,430
 6/30/2015               23,643                          20,932
 7/31/2015               23,568                          21,308
 8/31/2015               22,165                          19,898
 9/30/2015               21,398                          19,164
10/31/2015               22,871                          20,682
11/30/2015               22,921                          20,579
12/31/2015               22,264                          20,218
 1/31/2016               20,948                          19,008
 2/29/2016               20,922                          18,867
 3/31/2016               22,566                          20,147
 4/30/2016               22,858                          20,466
 5/31/2016               23,023                          20,581
 6/30/2016               22,890                          20,350
 7/31/2016               23,901                          21,210
 8/31/2016               24,054                          21,228
 9/30/2016               24,207                          21,340
10/31/2016               23,706                          20,927
11/30/2016               24,631                          21,228
12/31/2016               25,143                          21,736
 1/31/2017               25,750                          22,261
 2/28/2017               26,396                          22,878
 3/31/2017               26,571                          23,122
 4/30/2017               26,908                          23,464
 5/31/2017               27,128                          23,961
 6/30/2017               27,459                          24,053
 7/31/2017               28,098                          24,629
 8/31/2017               28,072                          24,663
 9/30/2017               28,805                          25,217
10/31/2017               29,473                          25,693
11/30/2017               30,231                          26,250
12/31/2017               30,713                          26,605
 1/31/2018               32,166                          28,010
 2/28/2018               30,779                          26,850
 3/31/2018               30,439                          26,264
 4/30/2018               30,545                          26,566
 5/31/2018               30,928                          26,733
 6/30/2018               30,754                          26,720          Past performance is not predictive of
 7/31/2018               31,645                          27,554          future performance.
 8/31/2018               32,137                          27,895
 9/30/2018               32,007                          28,051          The returns shown do not reflect the
10/31/2018               29,402                          25,991          deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE        TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS      YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2018, all
                               -0.24%      7.00%      11.39%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO - CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                  Global Equity Portfolio -      MSCI World Index
                          Class R2                (net dividends)
                 ---------------------------    ------------------
10/31/2008                 $10,000                    $10,000
11/30/2008                   9,193                      9,353
12/31/2008                   9,639                      9,653
 1/31/2009                   8,630                      8,807
 2/28/2009                   7,676                      7,906
 3/31/2009                   8,416                      8,502
 4/30/2009                   9,615                      9,456
 5/31/2009                  10,440                     10,312
 6/30/2009                  10,400                     10,266
 7/31/2009                  11,374                     11,135
 8/31/2009                  11,860                     11,595
 9/30/2009                  12,472                     12,057
10/31/2009                  12,006                     11,842
11/30/2009                  12,494                     12,326
12/31/2009                  12,931                     12,547
 1/31/2010                  12,451                     12,029
 2/28/2010                  12,786                     12,198
 3/31/2010                  13,714                     12,954
 4/30/2010                  14,004                     12,956
 5/31/2010                  12,709                     11,715
 6/30/2010                  12,109                     11,313
 7/31/2010                  13,131                     12,230
 8/31/2010                  12,491                     11,774
 9/30/2010                  13,817                     12,871
10/31/2010                  14,312                     13,351
11/30/2010                  14,222                     13,063
12/31/2010                  15,391                     14,023
 1/31/2011                  15,651                     14,340
 2/28/2011                  16,195                     14,842
 3/31/2011                  16,289                     14,696
 4/30/2011                  16,856                     15,320
 5/31/2011                  16,504                     15,003
 6/30/2011                  16,192                     14,765
 7/31/2011                  15,770                     14,497
 8/31/2011                  14,504                     13,476
 9/30/2011                  12,959                     12,312
10/31/2011                  14,504                     13,586
11/30/2011                  14,287                     13,254
12/31/2011                  14,205                     13,247
 1/31/2012                  15,139                     13,911
 2/29/2012                  15,841                     14,591
 3/31/2012                  16,040                     14,778
 4/30/2012                  15,821                     14,611
 5/31/2012                  14,460                     13,349
 6/30/2012                  15,126                     14,030
 7/31/2012                  15,172                     14,210
 8/31/2012                  15,614                     14,570
 9/30/2012                  16,138                     14,970
10/31/2012                  16,068                     14,869
11/30/2012                  16,255                     15,060
12/31/2012                  16,764                     15,343
 1/31/2013                  17,633                     16,124
 2/28/2013                  17,703                     16,151
 3/31/2013                  18,220                     16,529
 4/30/2013                  18,537                     17,050
 5/31/2013                  18,773                     17,056
 6/30/2013                  18,389                     16,636
 7/31/2013                  19,406                     17,512
 8/31/2013                  18,909                     17,139
 9/30/2013                  19,923                     17,996
10/31/2013                  20,706                     18,701
11/30/2013                  21,122                     19,033
12/31/2013                  21,594                     19,436
 1/31/2014                  20,795                     18,716
 2/28/2014                  21,821                     19,653
 3/31/2014                  22,028                     19,681
 4/30/2014                  22,052                     19,883
 5/31/2014                  22,434                     20,274
 6/30/2014                  23,008                     20,637
 7/31/2014                  22,467                     20,308
 8/31/2014                  23,141                     20,755
 9/30/2014                  22,213                     20,192
10/31/2014                  22,515                     20,322
11/30/2014                  22,744                     20,730
12/31/2014                  22,540                     20,395
 1/31/2015                  22,055                     20,026
 2/28/2015                  23,365                     21,199
 3/31/2015                  23,137                     20,867
 4/30/2015                  23,538                     21,357
 5/31/2015                  23,672                     21,430
 6/30/2015                  23,259                     20,932
 7/31/2015                  23,173                     21,308
 8/31/2015                  21,792                     19,898
 9/30/2015                  21,030                     19,164
10/31/2015                  22,478                     20,682
11/30/2015                  22,515                     20,579
12/31/2015                  21,868                     20,218
 1/31/2016                  20,572                     19,008
 2/29/2016                  20,548                     18,867
 3/31/2016                  22,149                     20,147
 4/30/2016                  22,434                     20,466
 5/31/2016                  22,583                     20,581
 6/30/2016                  22,451                     20,350
 7/31/2016                  23,437                     21,210
 8/31/2016                  23,587                     21,228
 9/30/2016                  23,735                     21,340
10/31/2016                  23,235                     20,927
11/30/2016                  24,136                     21,228
12/31/2016                  24,628                     21,736
 1/31/2017                  25,219                     22,261
 2/28/2017                  25,847                     22,878
 3/31/2017                  26,006                     23,122
 4/30/2017                  26,333                     23,464
 5/31/2017                  26,535                     23,961
 6/30/2017                  26,867                     24,053
 7/31/2017                  27,487                     24,629
 8/31/2017                  27,449                     24,663
 9/30/2017                  28,159                     25,217
10/31/2017                  28,807                     25,693
11/30/2017                  29,544                     26,250
12/31/2017                  30,016                     26,605
 1/31/2018                  31,428                     28,010
 2/29/2018                  30,068                     26,850
 3/31/2018                  29,730                     26,264
 4/30/2018                  29,820                     26,566
 5/31/2018                  30,192                     26,733
 6/30/2018                  30,016                     26,720
 7/31/2018                  30,881                     27,554         Past performance is not predictive of
 8/31/2018                  31,345                     27,895         future performance.
 9/30/2018                  31,211                     28,051
10/31/2018                  28,673                     25,991         The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS
         -------------------------------------------------------      MSCI data copyright MSCI 2018, all
                              -0.47%      6.73%      11.11%           rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

            Global Allocation                    FTSE World
                  60/40                        Government Bond    Global 60/40
                 Portfolio                     Index,1-3 Years,    Composite
            - Institutional  MSCI World Index  Currency-Hedged       Index
                  Class       (net dividends)    in USD Terms     (MSCI/FTSE)
             --------------  -----------------  --------------- ----------------
10/31/2008      $10,000          $10,000           $10,000          $10,000
11/30/2008        9,549            9,353            10,068            9,639
12/31/2008        9,907            9,653            10,143            9,853
 1/31/2009        9,239            8,807            10,164            9,343
 2/28/2009        8,624            7,906            10,180            8,775
 3/31/2009        9,227            8,502            10,221            9,187
 4/30/2009       10,067            9,456            10,229            9,808
 5/31/2009       10,694           10,312            10,249           10,349
 6/30/2009       10,698           10,266            10,258           10,324
 7/31/2009       11,360           11,135            10,283           10,859
 8/31/2009       11,702           11,595            10,308           11,138
 9/30/2009       12,120           12,057            10,332           11,415
10/31/2009       11,894           11,842            10,342           11,298
11/30/2009       12,238           12,326            10,375           11,589
12/31/2009       12,436           12,547            10,351           11,703
 1/31/2010       12,199           12,029            10,379           11,426
 2/28/2010       12,404           12,198            10,411           11,536
 3/31/2010       12,946           12,954            10,410           11,965
 4/30/2010       13,152           12,956            10,408           11,965
 5/31/2010       12,395           11,715            10,450           11,296
 6/30/2010       12,096           11,313            10,461           11,069
 7/31/2010       12,760           12,230            10,484           11,617
 8/31/2010       12,422           11,774            10,507           11,367
 9/30/2010       13,253           12,871            10,501           12,000
10/31/2010       13,591           13,351            10,512           12,274
11/30/2010       13,471           13,063            10,486           12,102
12/31/2010       14,145           14,023            10,491           12,639
 1/31/2011       14,299           14,340            10,491           12,810
 2/28/2011       14,619           14,842            10,488           13,078
 3/31/2011       14,701           14,696            10,483           12,998
 4/30/2011       15,120           15,320            10,500           13,338
 5/31/2011       14,955           15,003            10,530           13,187
 6/30/2011       14,798           14,765            10,534           13,063
 7/31/2011       14,676           14,497            10,545           12,927
 8/31/2011       14,032           13,476            10,606           12,410
 9/30/2011       13,030           12,312            10,605           11,767
10/31/2011       14,045           13,586            10,595           12,493
11/30/2011       13,866           13,254            10,581           12,303
12/31/2011       13,840           13,247            10,641           12,327
 1/31/2012       14,472           13,911            10,671           12,712
 2/29/2012       14,901           14,591            10,685           13,091
 3/31/2012       15,001           14,778            10,681           13,190
 4/30/2012       14,910           14,611            10,691           13,105
 5/31/2012       14,108           13,349            10,687           12,424
 6/30/2012       14,538           14,030            10,699           12,810
 7/31/2012       14,629           14,210            10,718           12,918
 8/31/2012       14,925           14,570            10,744           13,127
 9/30/2012       15,254           14,970            10,756           13,349
10/31/2012       15,220           14,869            10,762           13,298
11/30/2012       15,345           15,060            10,777           13,408
12/31/2012       15,646           15,343            10,785           13,563
 1/31/2013       16,108           16,124            10,788           13,979
 2/28/2013       16,166           16,151            10,802           14,000
 3/31/2013       16,464           16,529            10,809           14,200
 4/30/2013       16,695           17,050            10,831           14,480
 5/31/2013       16,718           17,056            10,819           14,477
 6/30/2013       16,375           16,636            10,807           14,256
 7/31/2013       16,979           17,512            10,827           14,717
 8/31/2013       16,665           17,139            10,822           14,527
 9/30/2013       17,299           17,996            10,843           14,974
10/31/2013       17,753           18,701            10,863           15,337
11/30/2013       17,940           19,033            10,876           15,508
12/31/2013       18,145           19,436            10,868           15,700
 1/31/2014       17,804           18,716            10,890           15,363
 2/28/2014       18,379           19,653            10,898           15,830
 3/31/2014       18,490           19,681            10,898           15,843
 4/30/2014       18,549           19,883            10,908           15,946
 5/31/2014       18,808           20,274            10,923           16,144
 6/30/2014       19,104           20,637            10,930           16,321
 7/31/2014       18,808           20,308            10,932           16,166
 8/31/2014       19,198           20,755            10,948           16,389
 9/30/2014       18,654           20,192            10,948           16,122
10/31/2014       18,832           20,322            10,963           16,194
11/30/2014       18,974           20,730            10,978           16,397
12/31/2014       18,818           20,395            10,972           16,235
 1/31/2015       18,651           20,026            11,008           16,080
 2/28/2015       19,285           21,199            11,001           16,641
 3/31/2015       19,183           20,867            11,017           16,494
 4/30/2015       19,435           21,357            11,020           16,728
 5/31/2015       19,447           21,430            11,028           16,767
 6/30/2015       19,187           20,932            11,025           16,532
 7/31/2015       19,139           21,308            11,037           16,717
 8/31/2015       18,404           19,898            11,035           16,052
 9/30/2015       18,069           19,164            11,055           15,709
10/31/2015       18,831           20,682            11,058           16,457
11/30/2015       18,831           20,579            11,051           16,404
12/31/2015       18,492           20,218            11,049           16,230
 1/31/2016       17,894           19,008            11,095           15,674
 2/29/2016       17,919           18,867            11,110           15,613
 3/31/2016       18,887           20,147            11,120           16,254
 4/30/2016       19,059           20,466            11,127           16,412
 5/31/2016       19,108           20,581            11,128           16,468
 6/30/2016       19,169           20,350            11,172           16,384
 7/31/2016       19,735           21,210            11,173           16,799
 8/31/2016       19,785           21,228            11,168           16,805
 9/30/2016       19,885           21,340            11,185           16,869
10/31/2016       19,601           20,927            11,181           16,670
11/30/2016       19,922           21,228            11,162           16,803
12/31/2016       20,186           21,736            11,180           17,055
 1/31/2017       20,522           22,261            11,188           17,307
 2/28/2017       20,883           22,878            11,204           17,605
 3/31/2017       20,961           23,122            11,207           17,719
 4/30/2017       21,161           23,464            11,225           17,888
 5/31/2017       21,311           23,961            11,239           18,124
 6/30/2017       21,462           24,053            11,233           18,162
 7/31/2017       21,813           24,629            11,256           18,438
 8/31/2017       21,839           24,663            11,279           18,468
 9/30/2017       22,136           25,217            11,273           18,713         Past performance is not predictive of
10/31/2017       22,450           25,693            11,284           18,932         future performance.
11/30/2017       22,778           26,250            11,279           19,175
12/31/2017       23,019           26,605            11,282           19,333         The returns shown do not reflect the
 1/31/2018       23,618           28,010            11,270           19,937         deduction of taxes that a shareholder
 2/28/2018       22,969           26,850            11,281           19,449         would pay on fund distributions or the
 3/31/2018       22,861           26,264            11,307           19,213         redemption of fund shares.
 4/30/2018       22,886           26,566            11,308           19,346
 5/31/2018       23,103           26,733            11,323           19,429         MSCI data copyright MSCI 2018, all
 6/30/2018       23,040           26,720            11,344           19,438         rights reserved.
 7/31/2018       23,436           27,554            11,352           19,807
 8/31/2018       23,705           27,895            11,373           19,969         FTSE fixed income indices (C) 2018 FTSE
 9/30/2018       23,632           28,051            11,380           20,041         Fixed Income LLC. All rights reserved.
10/31/2018       22,463           25,991            11,403           19,174
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2018, all rights reserved.
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    0.06%        4.82%        8.43%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO - CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                                 FTSE World
            Global Allocation                  Government Bond   Global 60/40
                 60/40           MSCI World    Index,1-3 Years,   Composite
              Portfolio -          Index       Currency-Hedged      Index
               Class R2       (net dividends)   in USD Terms     (MSCI/FTSE)
           -----------------  ---------------  ---------------  ----------------
10/31/2008     $10,000            $10,000         $10,000           $10,000
11/30/2008       9,539              9,353          10,068             9,639
12/31/2008       9,896              9,653          10,143             9,853
 1/31/2009       9,232              8,807          10,164             9,343
 2/28/2009       8,620              7,906          10,180             8,775
 3/31/2009       9,220              8,502          10,221             9,187
 4/30/2009      10,054              9,456          10,229             9,808
 5/31/2009      10,677             10,312          10,249            10,349
 6/30/2009      10,677             10,266          10,258            10,324
 7/31/2009      11,323             11,135          10,283            10,859
 8/31/2009      11,663             11,595          10,308            11,138
 9/30/2009      12,080             12,057          10,332            11,415
10/31/2009      11,846             11,842          10,342            11,298
11/30/2009      12,197             12,326          10,375            11,589
12/31/2009      12,386             12,547          10,351            11,703
 1/31/2010      12,151             12,029          10,379            11,426
 2/28/2010      12,354             12,198          10,411            11,536
 3/31/2010      12,895             12,954          10,410            11,965
 4/30/2010      13,098             12,956          10,408            11,965
 5/31/2010      12,338             11,715          10,450            11,296
 6/30/2010      12,035             11,313          10,461            11,069
 7/31/2010      12,702             12,230          10,484            11,617
 8/31/2010      12,347             11,774          10,507            11,367
 9/30/2010      13,170             12,871          10,501            12,000
10/31/2010      13,505             13,351          10,512            12,274
11/30/2010      13,397             13,063          10,486            12,102
12/31/2010      14,051             14,023          10,491            12,639
 1/31/2011      14,204             14,340          10,491            12,810
 2/28/2011      14,519             14,842          10,488            13,078
 3/31/2011      14,595             14,696          10,483            12,998
 4/30/2011      15,009             15,320          10,500            13,338
 5/31/2011      14,845             15,003          10,530            13,187
 6/30/2011      14,681             14,765          10,534            13,063
 7/31/2011      14,549             14,497          10,545            12,927
 8/31/2011      13,914             13,476          10,606            12,410
 9/30/2011      12,915             12,312          10,605            11,767
10/31/2011      13,927             13,586          10,595            12,493
11/30/2011      13,740             13,254          10,581            12,303
12/31/2011      13,716             13,247          10,641            12,327
 1/31/2012      14,328             13,911          10,671            12,712
 2/29/2012      14,762             14,591          10,685            13,091
 3/31/2012      14,851             14,778          10,681            13,190
 4/30/2012      14,762             14,611          10,691            13,105
 5/31/2012      13,961             13,349          10,687            12,424
 6/30/2012      14,377             14,030          10,699            12,810
 7/31/2012      14,477             14,210          10,718            12,918
 8/31/2012      14,757             14,570          10,744            13,127
 9/30/2012      15,071             14,970          10,756            13,349
10/31/2012      15,049             14,869          10,762            13,298
11/30/2012      15,172             15,060          10,777            13,408
12/31/2012      15,456             15,343          10,785            13,563
 1/31/2013      15,909             16,124          10,788            13,979
 2/28/2013      15,966             16,151          10,802            14,000
 3/31/2013      16,263             16,529          10,809            14,200
 4/30/2013      16,479             17,050          10,831            14,480
 5/31/2013      16,502             17,056          10,819            14,477
 6/30/2013      16,155             16,636          10,807            14,256
 7/31/2013      16,748             17,512          10,827            14,717
 8/31/2013      16,429             17,139          10,822            14,527
 9/30/2013      17,063             17,996          10,843            14,974
10/31/2013      17,509             18,701          10,863            15,337
11/30/2013      17,691             19,033          10,876            15,508
12/31/2013      17,890             19,436          10,868            15,700
 1/31/2014      17,545             18,716          10,890            15,363
 2/28/2014      18,109             19,653          10,898            15,830
 3/31/2014      18,210             19,681          10,898            15,843
 4/30/2014      18,268             19,883          10,908            15,946
 5/31/2014      18,510             20,274          10,923            16,144
 6/30/2014      18,812             20,637          10,930            16,321
 7/31/2014      18,499             20,308          10,932            16,166
 8/31/2014      18,893             20,755          10,948            16,389
 9/30/2014      18,360             20,192          10,948            16,122
10/31/2014      18,534             20,322          10,963            16,194
11/30/2014      18,673             20,730          10,978            16,397
12/31/2014      18,514             20,395          10,972            16,235
 1/31/2015      18,351             20,026          11,008            16,080
 2/28/2015      18,969             21,199          11,001            16,641
 3/31/2015      18,860             20,867          11,017            16,494
 4/30/2015      19,094             21,357          11,020            16,728
 5/31/2015      19,118             21,430          11,028            16,767
 6/30/2015      18,843             20,932          11,025            16,532
 7/31/2015      18,796             21,308          11,037            16,717
 8/31/2015      18,068             19,898          11,035            16,052
 9/30/2015      17,742             19,164          11,055            15,709
10/31/2015      18,484             20,682          11,058            16,457
11/30/2015      18,484             20,579          11,051            16,404
12/31/2015      18,148             20,218          11,049            16,230
 1/31/2016      17,555             19,008          11,095            15,674
 2/29/2016      17,578             18,867          11,110            15,613
 3/31/2016      18,514             20,147          11,120            16,254
 4/30/2016      18,681             20,466          11,127            16,412
 5/31/2016      18,729             20,581          11,128            16,468
 6/30/2016      18,789             20,350          11,172            16,384
 7/31/2016      19,328             21,210          11,173            16,799
 8/31/2016      19,376             21,228          11,168            16,805
 9/30/2016      19,474             21,340          11,185            16,869
10/31/2016      19,197             20,927          11,181            16,670
11/30/2016      19,510             21,228          11,162            16,803
12/31/2016      19,749             21,736          11,180            17,055
 1/31/2017      20,088             22,261          11,188            17,307
 2/28/2017      20,427             22,878          11,204            17,605
 3/31/2017      20,505             23,122          11,207            17,719
 4/30/2017      20,688             23,464          11,225            17,888
 5/31/2017      20,833             23,961          11,239            18,124
 6/30/2017      20,979             24,053          11,233            18,162
 7/31/2017      21,321             24,629          11,256            18,438
 8/31/2017      21,333             24,663          11,279            18,468
 9/30/2017      21,633             25,217          11,273            18,713         Past performance is not predictive of
10/31/2017      21,926             25,693          11,284            18,932         future performance.
11/30/2017      22,244             26,250          11,279            19,175
12/31/2017      22,472             26,605          11,282            19,333         The returns shown do not reflect the
 1/31/2018      23,053             28,010          11,270            19,937         deduction of taxes that a shareholder
 2/28/2018      22,410             26,850          11,281            19,449         would pay on fund distributions or the
 3/31/2018      22,303             26,264          11,307            19,213         redemption of fund shares.
 4/30/2018      22,315             26,566          11,308            19,346
 5/31/2018      22,538             26,733          11,323            19,429         MSCI data copyright MSCI 2018, all
 6/30/2018      22,462             26,720          11,344            19,438         rights reserved.
 7/31/2018      22,847             27,554          11,352            19,807
 8/31/2018      23,107             27,895          11,373            19,969         FTSE fixed income indices (C) 2018 FTSE
 9/30/2018      23,023             28,051          11,380            20,041         Fixed Income LLC. All rights reserved.
10/31/2018      21,878             25,991          11,403            19,174
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2018, all rights reserved.
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                   -0.22%        4.56%        8.14%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                                FTSE World
           Global Allocation                  Government Bond     Global 25/75
           25/75 Portfolio -    MSCI World    Index,1-3 Years,     Composite
              Institutional        Index      Currency-Hedged        Index
                 Class        (net dividends)   in USD Terms      (MSCI/FTSE)
           -----------------  --------------- ----------------  ----------------
10/31/2008        $10,000         $10,000            $10,000          $10,000
11/30/2008          9,890           9,353             10,068            9,889
12/31/2008         10,095           9,653             10,143           10,023
 1/31/2009          9,840           8,807             10,164            9,820
 2/28/2009          9,545           7,906             10,180            9,580
 3/31/2009          9,893           8,502             10,221            9,790
 4/30/2009         10,280           9,456             10,229           10,070
 5/31/2009         10,585          10,312             10,249           10,313
 6/30/2009         10,621          10,266             10,258           10,308
 7/31/2009         10,928          11,135             10,283           10,545
 8/31/2009         11,113          11,595             10,308           10,673
 9/30/2009         11,319          12,057             10,332           10,798
10/31/2009         11,267          11,842             10,342           10,758
11/30/2009         11,474          12,326             10,375           10,893
12/31/2009         11,496          12,547             10,351           10,924
 1/31/2010         11,475          12,029             10,379           10,833
 2/28/2010         11,559          12,198             10,411           10,896
 3/31/2010         11,759          12,954             10,410           11,064
 4/30/2010         11,906          12,956             10,408           11,063
 5/31/2010         11,622          11,715             10,450           10,831
 6/30/2010         11,554          11,313             10,461           10,747
 7/31/2010         11,849          12,230             10,484           10,982
 8/31/2010         11,765          11,774             10,507           10,898
 9/30/2010         12,120          12,871             10,501           11,148
10/31/2010         12,300          13,351             10,512           11,260
11/30/2010         12,226          13,063             10,486           11,178
12/31/2010         12,429          14,023             10,491           11,388
 1/31/2011         12,514          14,340             10,491           11,452
 2/28/2011         12,643          14,842             10,488           11,550
 3/31/2011         12,682          14,696             10,483           11,517
 4/30/2011         12,886          15,320             10,500           11,654
 5/31/2011         12,865          15,003             10,530           11,618
 6/30/2011         12,824          14,765             10,534           11,575
 7/31/2011         12,857          14,497             10,545           11,532
 8/31/2011         12,652          13,476             10,606           11,379
 9/30/2011         12,285          12,312             10,605           11,132
10/31/2011         12,697          13,586             10,595           11,413
11/30/2011         12,632          13,254             10,581           11,332
12/31/2011         12,631          13,247             10,641           11,378
 1/31/2012         12,926          13,911             10,671           11,545
 2/29/2012         13,079          14,591             10,685           11,697
 3/31/2012         13,118          14,778             10,681           11,732
 4/30/2012         13,129          14,611             10,691           11,706
 5/31/2012         12,888          13,349             10,687           11,450
 6/30/2012         13,028          14,030             10,699           11,607
 7/31/2012         13,116          14,210             10,718           11,659
 8/31/2012         13,226          14,570             10,744           11,754
 9/30/2012         13,360          14,970             10,756           11,845
10/31/2012         13,360          14,869             10,762           11,830
11/30/2012         13,426          15,060             10,777           11,880
12/31/2012         13,516          15,343             10,785           11,943
 1/31/2013         13,672          16,124             10,788           12,097
 2/28/2013         13,716          16,151             10,802           12,113
 3/31/2013         13,838          16,529             10,809           12,191
 4/30/2013         13,938          17,050             10,831           12,305
 5/31/2013         13,882          17,056             10,819           12,296
 6/30/2013         13,689          16,636             10,807           12,210
 7/31/2013         13,924          17,512             10,827           12,387
 8/31/2013         13,789          17,139             10,822           12,318
 9/30/2013         14,033          17,996             10,843           12,490
10/31/2013         14,213          18,701             10,863           12,629
11/30/2013         14,280          19,033             10,876           12,697
12/31/2013         14,307          19,436             10,868           12,756
 1/31/2014         14,250          18,716             10,890           12,658
 2/28/2014         14,442          19,653             10,898           12,823
 3/31/2014         14,460          19,681             10,898           12,828
 4/30/2014         14,505          19,883             10,908           12,869
 5/31/2014         14,641          20,274             10,923           12,946
 6/30/2014         14,738          20,637             10,930           13,011
 7/31/2014         14,636          20,308             10,932           12,960
 8/31/2014         14,795          20,755             10,948           13,046
 9/30/2014         14,590          20,192             10,948           12,957
10/31/2014         14,681          20,322             10,963           12,992
11/30/2014         14,761          20,730             10,978           13,070
12/31/2014         14,678          20,395             10,972           13,012
 1/31/2015         14,736          20,026             11,008           12,985
 2/28/2015         14,909          21,199             11,001           13,169
 3/31/2015         14,890          20,867             11,017           13,132
 4/30/2015         14,960          21,357             11,020           13,211
 5/31/2015         14,972          21,430             11,028           13,230
 6/30/2015         14,867          20,932             11,025           13,151
 7/31/2015         14,879          21,308             11,037           13,220
 8/31/2015         14,634          19,898             11,035           12,999
 9/30/2015         14,553          19,164             11,055           12,898
10/31/2015         14,797          20,682             11,058           13,155
11/30/2015         14,786          20,579             11,051           13,133
12/31/2015         14,639          20,218             11,049           13,074
 1/31/2016         14,533          19,008             11,095           12,918
 2/29/2016         14,557          18,867             11,110           12,908
 3/31/2016         14,920          20,147             11,120           13,135
 4/30/2016         14,990          20,466             11,127           13,194
 5/31/2016         15,002          20,581             11,128           13,213
 6/30/2016         15,098          20,350             11,172           13,216
 7/31/2016         15,286          21,210             11,173           13,356
 8/31/2016         15,298          21,228             11,168           13,354
 9/30/2016         15,341          21,340             11,185           13,387
10/31/2016         15,247          20,927             11,181           13,318
11/30/2016         15,282          21,228             11,162           13,349
12/31/2016         15,366          21,736             11,180           13,446
 1/31/2017         15,497          22,261             11,188           13,533
 2/28/2017         15,628          22,878             11,204           13,642
 3/31/2017         15,662          23,122             11,207           13,682
 4/30/2017         15,770          23,464             11,225           13,748
 5/31/2017         15,817          23,961             11,239           13,834
 6/30/2017         15,842          24,053             11,233           13,842
 7/31/2017         15,986          24,629             11,256           13,946
 8/31/2017         16,022          24,663             11,279           13,972
 9/30/2017         16,093          25,217             11,273           14,045       Past performance is not predictive of
10/31/2017         16,213          25,693             11,284           14,121       future performance.
11/30/2017         16,298          26,250             11,279           14,193
12/31/2017         16,386          26,605             11,282           14,245       The returns shown do not reflect the
 1/31/2018         16,519          28,010             11,270           14,421       deduction of taxes that a shareholder
 2/28/2018         16,313          26,850             11,281           14,282       would pay on fund distributions or the
 3/31/2018         16,303          26,264             11,307           14,229       redemption of fund shares.
 4/30/2018         16,315          26,566             11,308           14,271
 5/31/2018         16,412          26,733             11,323           14,307       MSCI data copyright MSCI 2018, all
 6/30/2018         16,413          26,720             11,344           14,326       rights reserved.
 7/31/2018         16,535          27,554             11,352           14,445
 8/31/2018         16,645          27,895             11,373           14,510       FTSE fixed income indices (C) 2018 FTSE
 9/30/2018         16,608          28,051             11,380           14,536       Fixed Income LLC. All rights reserved.
10/31/2018         16,253          25,991             11,403           14,292
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2018, all rights reserved.
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    0.24%        2.72%        4.98%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO - CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                                                  FTSE World
                 Global                        Government Bond    Global 25/75
            Allocation 25/75     MSCI World    Index,1-3 Years,    Composite
               Portfolio -          Index      Currency-Hedged       Index
                Class R2      (net dividends)   in USD Terms      (MSCI/FTSE)
            ----------------  ---------------  ---------------  ----------------
10/31/2008        $10,000            $10,000          $10,000         $10,000
11/30/2008          9,880              9,353           10,068           9,889
12/31/2008         10,085              9,653           10,143          10,023
 1/31/2009          9,822              8,807           10,164           9,820
 2/28/2009          9,539              7,906           10,180           9,580
 3/31/2009          9,873              8,502           10,221           9,790
 4/30/2009         10,267              9,456           10,229          10,070
 5/31/2009         10,560             10,312           10,249          10,313
 6/30/2009         10,597             10,266           10,258          10,308
 7/31/2009         10,902             11,135           10,283          10,545
 8/31/2009         11,074             11,595           10,308          10,673
 9/30/2009         11,281             12,057           10,332          10,798
10/31/2009         11,219             11,842           10,342          10,758
11/30/2009         11,434             12,326           10,375          10,893
12/31/2009         11,449             12,547           10,351          10,924
 1/31/2010         11,428             12,029           10,379          10,833
 2/28/2010         11,501             12,198           10,411          10,896
 3/31/2010         11,711             12,954           10,410          11,064
 4/30/2010         11,846             12,956           10,408          11,063
 5/31/2010         11,566             11,715           10,450          10,831
 6/30/2010         11,500             11,313           10,461          10,747
 7/31/2010         11,760             12,230           10,484          10,982
 8/31/2010         11,677             11,774           10,507          10,898
 9/30/2010         12,018             12,871           10,501          11,148
10/31/2010         12,196             13,351           10,512          11,260
11/30/2010         12,122             13,063           10,486          11,178
12/31/2010         12,313             14,023           10,491          11,388
 1/31/2011         12,398             14,340           10,491          11,452
 2/28/2011         12,513             14,842           10,488          11,550
 3/31/2011         12,543             14,696           10,483          11,517
 4/30/2011         12,744             15,320           10,500          11,654
 5/31/2011         12,723             15,003           10,530          11,618
 6/30/2011         12,668             14,765           10,534          11,575
 7/31/2011         12,700             14,497           10,545          11,532
 8/31/2011         12,498             13,476           10,606          11,379
 9/30/2011         12,122             12,312           10,605          11,132
10/31/2011         12,526             13,586           10,595          11,413
11/30/2011         12,452             13,254           10,581          11,332
12/31/2011         12,457             13,247           10,641          11,378
 1/31/2012         12,736             13,911           10,671          11,545
 2/29/2012         12,896             14,591           10,685          11,697
 3/31/2012         12,926             14,778           10,681          11,732
 4/30/2012         12,937             14,611           10,691          11,706
 5/31/2012         12,690             13,349           10,687          11,450
 6/30/2012         12,820             14,030           10,699          11,607
 7/31/2012         12,906             14,210           10,718          11,659
 8/31/2012         13,014             14,570           10,744          11,754
 9/30/2012         13,146             14,970           10,756          11,845
10/31/2012         13,136             14,869           10,762          11,830
11/30/2012         13,200             15,060           10,777          11,880
12/31/2012         13,286             15,343           10,785          11,943
 1/31/2013         13,439             16,124           10,788          12,097
 2/28/2013         13,482             16,151           10,802          12,113
 3/31/2013         13,584             16,529           10,809          12,191
 4/30/2013         13,682             17,050           10,831          12,305
 5/31/2013         13,628             17,056           10,819          12,296
 6/30/2013         13,441             16,636           10,807          12,210
 7/31/2013         13,660             17,512           10,827          12,387
 8/31/2013         13,518             17,139           10,822          12,318
 9/30/2013         13,768             17,996           10,843          12,490
10/31/2013         13,943             18,701           10,863          12,629
11/30/2013         14,009             19,033           10,876          12,697
12/31/2013         14,023             19,436           10,868          12,756
 1/31/2014         13,968             18,716           10,890          12,658
 2/28/2014         14,155             19,653           10,898          12,823
 3/31/2014         14,167             19,681           10,898          12,828
 4/30/2014         14,211             19,883           10,908          12,869
 5/31/2014         14,343             20,274           10,923          12,946
 6/30/2014         14,429             20,637           10,930          13,011
 7/31/2014         14,329             20,308           10,932          12,960
 8/31/2014         14,473             20,755           10,948          13,046
 9/30/2014         14,218             20,192           10,948          12,957
10/31/2014         14,318             20,322           10,963          12,992
11/30/2014         14,384             20,730           10,978          13,070
12/31/2014         14,303             20,395           10,972          13,012
 1/31/2015         14,359             20,026           11,008          12,985
 2/28/2015         14,516             21,199           11,001          13,169
 3/31/2015         14,503             20,867           11,017          13,132
 4/30/2015         14,571             21,357           11,020          13,211
 5/31/2015         14,582             21,430           11,028          13,230
 6/30/2015         14,469             20,932           11,025          13,151
 7/31/2015         14,480             21,308           11,037          13,220
 8/31/2015         14,243             19,898           11,035          12,999
 9/30/2015         14,153             19,164           11,055          12,898
10/31/2015         14,390             20,682           11,058          13,155
11/30/2015         14,379             20,579           11,051          13,133
12/31/2015         14,232             20,218           11,049          13,074
 1/31/2016         14,118             19,008           11,095          12,918
 2/29/2016         14,141             18,867           11,110          12,908
 3/31/2016         14,498             20,147           11,120          13,135
 4/30/2016         14,555             20,466           11,127          13,194
 5/31/2016         14,566             20,581           11,128          13,213
 6/30/2016         14,654             20,350           11,172          13,216
 7/31/2016         14,838             21,210           11,173          13,356
 8/31/2016         14,849             21,228           11,168          13,354
 9/30/2016         14,893             21,340           11,185          13,387
10/31/2016         14,789             20,927           11,181          13,318
11/30/2016         14,824             21,228           11,162          13,349
12/31/2016         14,901             21,736           11,180          13,446
 1/31/2017         15,017             22,261           11,188          13,533
 2/28/2017         15,156             22,878           11,204          13,642
 3/31/2017         15,181             23,122           11,207          13,682
 4/30/2017         15,274             23,464           11,225          13,748
 5/31/2017         15,332             23,961           11,239          13,834
 6/30/2017         15,346             24,053           11,233          13,842
 7/31/2017         15,474             24,629           11,256          13,946
 8/31/2017         15,520             24,663           11,279          13,972
 9/30/2017         15,569             25,217           11,273          14,045       Past performance is not predictive of
10/31/2017         15,685             25,693           11,284          14,121       future performance.
11/30/2017         15,767             26,250           11,279          14,193
12/31/2017         15,848             26,605           11,282          14,245       The returns shown do not reflect the
 1/31/2018         15,977             28,010           11,270          14,421       deduction of taxes that a shareholder
 2/28/2018         15,765             26,850           11,281          14,282       would pay on fund distributions or the
 3/31/2018         15,765             26,264           11,307          14,229       redemption of fund shares.
 4/30/2018         15,765             26,566           11,308          14,271
 5/31/2018         15,860             26,733           11,323          14,307       MSCI data copyright MSCI 2018, all
 6/30/2018         15,862             26,720           11,344          14,326       rights reserved.
 7/31/2018         15,969             27,554           11,352          14,445
 8/31/2018         16,076             27,895           11,373          14,510       FTSE fixed income indices (C) 2018 FTSE
 9/30/2018         16,042             28,051           11,380          14,536       Fixed Income LLC. All rights reserved.
10/31/2018         15,697             25,991           11,403          14,292
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2018, all rights reserved.
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2018 FTSE
                                    0.08%        2.40%        4.61%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid- cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
              -------------------------------------------------
Russell 3000(R) Index.................................................. 6.60%
Russell Microcap(R) Index (micro-cap stocks)........................... 1.42%
Russell 2000(R) Index (small-cap stocks)............................... 1.85%
Russell Midcap(R) Index (mid-cap stocks)............................... 2.79%
Russell 1000(R) Index (large-cap stocks)............................... 6.98%
Dow Jones U.S. Select REIT Index SM.................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
              -------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks).................  4.13%
Russell 1000(R) Value Index (large-cap value stocks)...................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)................. 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------
                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
MSCI World ex USA Index.................................         -6.76%
MSCI World ex USA Mid Cap Index.........................         -8.02%
MSCI World ex USA Small Cap Index.......................         -7.75%
MSCI World ex USA Value Index...........................         -7.54%
MSCI World ex USA Growth Index..........................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                             12 MONTHS ENDED OCTOBER 31, 2018
                             --------------------------------
                                                        LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP     ------------ ----------------------
Japan..................................................     -4.22%            -3.56%
United Kingdom.........................................     -0.91%            -4.65%
France.................................................     -4.30%            -6.92%
Canada.................................................     -4.08%            -5.84%
Germany................................................    -12.26%           -14.66%
Switzerland............................................      0.19%            -0.72%
Australia..............................................      2.96%            -4.83%
Hong Kong..............................................     -8.47%            -8.88%
Netherlands............................................     -7.68%            -9.99%
Spain..................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
MSCI Emerging Markets Index.............................         -12.52%
MSCI Emerging Markets Mid Cap Index.....................         -11.85%
MSCI Emerging Markets Small Cap Index...................         -17.21%
MSCI Emerging Markets Value Index.......................          -8.27%
MSCI Emerging Markets Growth Index......................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                             12 MONTHS ENDED OCTOBER 31, 2018
                             --------------------------------
                                                        LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP              ------------ ----------------------
China..................................................    -16.33%           -16.73%
Korea..................................................    -18.52%           -19.90%
Taiwan.................................................     -6.62%            -8.98%
India..................................................     -0.01%           -12.42%
Brazil.................................................     18.95%             4.76%
South Africa...........................................    -13.80%           -17.45%
Russia.................................................     22.79%            10.69%
Mexico.................................................     -9.54%           -14.55%
Thailand...............................................      4.01%             4.23%
Malaysia...............................................     -0.18%             0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non- U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2018

   Bond yields increased in the U.S. during the 12 months ended October 31, 2018. Short-term yields increased more than long-term yields. However, long-term bonds generally underperformed short-term bonds during the period. Bond yields also increased in Japan and Italy, resulting in long-term bonds generally underperforming short-term bonds in these markets. In Germany, the U.K., and Spain, short-term yields generally increased while long-term yields generally decreased. Thus, long-term bonds generally outperformed short-term bonds in these countries.

   In the aggregate, long-term bonds generally underperformed short- term bonds in global developed fixed income markets for the 12-month period ended
October 31, 2018. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 1.06%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) had a total return of -0.33%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years had a total return of 0.18% while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years had a total return of -6.55% during the period.

                                              OCTOBER 31, 2017 OCTOBER 31, 2018 CHANGE
                                              ---------------- ---------------- ------
One-Month Treasury Bill (yield)..............       0.99%            2.20%       1.21%
Ten-Year U.S. Treasury Notes (yield).........       2.38%            3.15%       0.77%

--------
Source: Bloomberg

   Some of Dimensional's fixed income strategies are based on a variable maturity strategy that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, aggregate Portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, many of the Portfolios employing a variable maturity approach continued to maintain a duration near the longer end of their eligible range, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. While credit spreads generally widened for the 12 months ended October 31, 2018, many of the Portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

GLOBAL EQUITY PORTFOLIO

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. As of the date of this report, the Portfolio's investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investments in the international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 13,600 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -0.24% for the Portfolio's Institutional Class shares, -0.47% for the Portfolio's Class R2 shares, and 1.16% for the MSCI World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. The Underlying Funds' inclusion of emerging markets (a region not included in the benchmark) had a negative impact on performance relative to the benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

GLOBAL ALLOCATION 60/40 PORTFOLIO

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds, included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Equity and Fixed Income Underlying Funds collectively held approximately 13,600 equity securities in 44 eligible developed and emerging markets and approximately 1,250 fixed income securities in 19 countries, excluding supranationals.

   For the 12 months ended October 31, 2018, total returns were 0.06% for the Portfolio's Institutional Class shares, -0.22% for the Portfolio's Class R2 shares, and 1.28% for the Portfolio's composite benchmark, a hypothetical composite index composed of 60% MSCI World Index (net dividends), the Portfolio's equity benchmark, and 40% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio's fixed income benchmark. As a result of the

Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity and fixed income components each underperformed the relevant component of the composite benchmark and detracted from the Portfolio's performance relative to the composite benchmark.

   The Equity Underlying Funds' inclusion of emerging markets (a region not included in the equity benchmark) had a negative impact on performance relative to the equity benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the equity benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Equity Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

   During the period ended October 31, 2018, interest rates generally increased, resulting in negative realized term premiums. Credit spreads generally widened, resulting in negative realized credit premiums. The Fixed Income Underlying Funds' exposure to longer-term and credit securities detracted from performance relative to the fixed income benchmark. The Fixed Income Underlying Funds' exposure to U.S. TIPS (Treasury Inflation- Protected Securities) also detracted from relative performance, as real interest rates increased during the period.

GLOBAL ALLOCATION 25/75 PORTFOLIO

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international securities, including emerging markets securities, and fixed income securities. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Equity and Fixed Income Underlying Funds collectively approximately 13,600 equity securities in 44 eligible developed and emerging markets and approximately 850 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2018, total returns were 0.24% for the Portfolio's Institutional Class shares, 0.08% for the Portfolio's Class R2 shares, and 1.21% for the Portfolio's composite benchmark, hypothetical composite index composed of 25% MSCI World Index (net dividends), the Portfolio's equity benchmark, and 75% FTSE World Government Bond Index, 1-3 Years (hedged to USD), the Portfolio's fixed income benchmark. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity and fixed income components each underperformed the relevant component of the composite benchmark and detracted from the Portfolio's performance relative to the composite benchmark.

   The Equity Underlying Funds' inclusion of emerging markets (a region not included in the equity benchmark) had a negative impact on performance relative to the equity benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the equity benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Equity Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

   During the period ended October 31, 2018, interest rates generally increased, resulting in negative realized term premiums. Credit spreads generally widened, resulting in negative realized credit premiums. The Fixed Income Underlying Funds' exposure to longer-term and credit securities detracted from performance relative to the fixed income benchmark. The Fixed Income Underlying Funds' exposure to U.S. TIPS (Treasury Inflation- Protected Securities) also detracted from relative performance, as real interest rates increased during the period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                        --------- --------- ---------- ---------
GLOBAL EQUITY PORTFOLIO(2)
--------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  961.50    0.55%     $2.72
   Institutional Class Shares.......... $1,000.00 $  962.60    0.30%     $1.48
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,022.43    0.55%     $2.80
   Institutional Class Shares.......... $1,000.00 $1,023.69    0.30%     $1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                        --------- --------- ---------- ---------
GLOBAL ALLOCATION 60/40 PORTFOLIO(2)
------------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  980.40    0.54%     $2.70
   Institutional Class Shares.......... $1,000.00 $  981.50    0.29%     $1.45
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,022.48    0.54%     $2.75
   Institutional Class Shares.......... $1,000.00 $1,023.74    0.29%     $1.48
GLOBAL ALLOCATION 25/75 PORTFOLIO(2)
------------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  995.70    0.51%     $2.57
   Institutional Class Shares.......... $1,000.00 $  996.20    0.26%     $1.31
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,022.64    0.51%     $2.60
   Institutional Class Shares.......... $1,000.00 $1,023.90    0.26%     $1.33

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
Global Equity Portfolio.....................................              100.0%
Global Allocation 60/40 Portfolio...........................              100.0%
Global Allocation 25/75 Portfolio...........................              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES        VALUE+
                                                                      ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................ 162,942,454 $3,462,527,139
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 115,100,640  1,456,023,098
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  50,523,972  1,150,430,854
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  24,502,611    464,324,470
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................   4,917,876    167,896,285
                                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $4,698,324,504)..............................................             $6,701,201,846
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.090%
  (Cost $1,559,296)..................................................   1,559,296      1,559,296
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,699,883,800)..............................................             $6,702,761,142
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $6,701,201,846   --      --    $6,701,201,846
Temporary Cash Investments..............      1,559,296   --      --         1,559,296
                                         --------------   --      --    --------------
TOTAL................................... $6,702,761,142   --      --    $6,702,761,142
                                         ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 57,936,392 $1,231,148,334
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 64,500,734    619,207,047
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 40,449,922    511,691,515
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 39,135,465    417,966,765
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,908,893    407,785,497
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 19,472,047    212,245,316
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 20,881,373    211,110,685
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  8,730,990    165,452,254
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 10,260,801    107,225,367
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  9,404,306    105,798,438
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  1,735,541     59,251,368
                                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $3,314,028,943)...............................................            $4,048,882,586
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $4,048,882,586   --      --    $4,048,882,586
                                         --------------   --      --    --------------
TOTAL................................... $4,048,882,586   --      --    $4,048,882,586
                                         ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 26,673,704 $265,403,354
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 24,847,835  265,374,882
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  5,184,464  110,169,863
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  8,665,642   97,488,473
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,504,194   44,328,052
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  3,448,014   36,031,740
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,555,981   35,429,692
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    756,466   14,335,027
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................    151,003    5,155,236
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $788,845,637)................................................            $873,716,319
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.090%
  (Cost $973,952)....................................................    973,952      973,952
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $789,819,589)................................................            $874,690,271
                                                                                 ============

Summary of the Global Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       ------------ ------- ------- ------------
Affiliated Investment Companies....... $873,716,319   --      --    $873,716,319
Temporary Cash Investments............      973,952   --      --         973,952
                                       ------------   --      --    ------------
TOTAL................................. $874,690,271   --      --    $874,690,271
                                       ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   GLOBAL          GLOBAL
                                                                                 GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                                                   PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                                                 ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................... $  6,701,202   $  4,048,883    $    873,716
Temporary Cash Investments at Value & Cost......................................        1,559             --             974
Receivables:
   Affiliated Investment Companies Sold.........................................           --          2,100              --
   Dividends and Interest.......................................................            4              2              --
   Fund Shares Sold.............................................................        4,596          3,008           1,120
Prepaid Expenses and Other Assets...............................................           71             57              19
                                                                                 ------------   ------------    ------------
       Total Assets.............................................................    6,707,432      4,054,050         875,829
                                                                                 ------------   ------------    ------------
LIABILITIES:
Payables:
   Due to Custodian.............................................................           --            748              --
   Affiliated Investment Companies Purchased....................................        1,559             --             662
   Fund Shares Redeemed.........................................................        4,035          3,235           8,839
   Due to Advisor...............................................................          202            133              29
Accrued Expenses and Other Liabilities..........................................          299            184              44
                                                                                 ------------   ------------    ------------
       Total Liabilities........................................................        6,095          4,300           9,574
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  6,701,337   $  4,049,750    $    866,255
                                                                                 ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $27,415; $6,774 and $983 and shares
  outstanding of 1,238,187, 385,300 and 74,387, respectively.................... $      22.14   $      17.58    $      13.22
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  500,000,000    300,000,000     300,000,000
                                                                                 ============   ============    ============
Institutional Class Shares -- based on net assets of $6,673,922; $4,042,976 and
  $865,272 and shares outstanding of 303,181,089, 231,213,869 and 65,236,711,
  respectively.................................................................. $      22.01   $      17.49    $      13.26
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  700,000,000    500,000,000     300,000,000
                                                                                 ============   ============    ============
Investments in Affiliated Investment Companies at Cost.......................... $  4,698,325   $  3,314,029    $    788,846
                                                                                 ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $  4,804,020   $  3,330,539    $    785,685
Total Distributable Earnings (Loss).............................................    1,897,317        719,211          80,570
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  6,701,337   $  4,049,750    $    866,255
                                                                                 ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                              GLOBAL          GLOBAL
                                                            GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                              PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                            ------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies Income Distributions................   $ 125,827      $ 75,321        $ 14,737
                                                              ---------      --------        --------
       Total Net Investment Income Received from
         Affiliated Investment Companies...................     125,827        75,321          14,737
                                                              ---------      --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0
     and $0, respectively).................................          50            32               8
                                                              ---------      --------        --------
       Total Fund Investment Income........................          50            32               8
                                                              ---------      --------        --------
FUND EXPENSES
   Investment Management Fees..............................      20,691        10,288           1,732
   Accounting & Transfer Agent Fees........................         320           164              39
   Custodian Fees..........................................           3             1               1
   Shareholder Servicing Fees
       Class R2 Shares.....................................          78            18               2
   Filing Fees.............................................         187           157              59
   Shareholders' Reports...................................         197           108              26
   Directors'/Trustees' Fees & Expenses....................          27            16               3
   Professional Fees.......................................          37            25               5
   Other...................................................          29            28               8
                                                              ---------      --------        --------
       Total Fund Expenses.................................      21,569        10,805           1,875
                                                              ---------      --------        --------
Fees Waived, (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor (Note C)
       Class R2 Shares.....................................         (82)          (15)             (2)
       Institutional Class Shares..........................     (18,249)       (8,651)         (1,384)
                                                              ---------      --------        --------
   Net Expenses............................................       3,238         2,139             489
                                                              ---------      --------        --------
   NET INVESTMENT INCOME (LOSS)............................     122,639        73,214          14,256
                                                              ---------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated
     Investment Companies..................................      36,754        14,379           1,377
   Net Realized Gain (Loss) on:
       Investment Securities Sold**........................           1            --              --
       Affiliated Investment Companies Shares Sold.........       1,009        (1,730)          1,602
       Futures.............................................          53            --              --
Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares..............    (192,562)      (89,878)        (15,141)
       Futures.............................................          (7)           --              --
                                                              ---------      --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................    (154,752)      (77,229)        (12,162)
                                                              ---------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $ (32,113)     $ (4,015)       $  2,094
                                                              =========      ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  GLOBAL ALLOCATION 60/40 GLOBAL ALLOCATION 25/75
                                                         GLOBAL EQUITY PORTFOLIO         PORTFOLIO              PORTFOLIO
                                                         -----------------------  ----------------------  ----------------------
                                                            YEAR         YEAR        YEAR        YEAR       YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED      ENDED       ENDED
                                                           OCT 31,      OCT 31,     OCT 31,     OCT 31,    OCT 31,     OCT 31,
                                                            2018         2017        2018        2017       2018        2017
                                                         -----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   122,639  $  105,031  $   73,214  $   63,216  $  14,256   $  11,860
   Capital Gain Distributions Received from
     Affiliated Investment Companies....................      36,754      21,988      14,379       9,719      1,377       1,092
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................           1          27          --          23         --           3
       Affiliated Investment Companies Shares
         Sold...........................................       1,009       8,670      (1,730)        625      1,602       1,570
       Futures..........................................          53          --          --          --         --          --
Change in Unrealized Appreciation (Depreciation)
  of:
       Affiliated Investment Companies
         Shares.........................................    (192,562)  1,075,454     (89,878)    397,790    (15,141)     34,194
       Futures..........................................          (7)          7          --          --         --          --
                                                         -----------  ----------  ----------  ----------  ---------   ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     (32,113)  1,211,177      (4,015)    471,373      2,094      48,719
                                                         -----------  ----------  ----------  ----------  ---------   ---------
Distributions:/^/
       Class R2 Shares..................................        (562)       (448)       (128)       (112)       (16)        (15)
       Institutional Class Shares.......................    (141,845)   (104,823)    (82,506)    (68,570)   (16,226)    (14,763)
                                                         -----------  ----------  ----------  ----------  ---------   ---------
          Total Distributions...........................    (142,407)   (105,271)    (82,634)    (68,682)   (16,242)    (14,778)
                                                         -----------  ----------  ----------  ----------  ---------   ---------
Capital Share Transactions:
   Shares Issued........................................   1,575,632   1,397,796   1,114,804   1,037,853    249,574     228,286
   Shares Issued in Lieu of Cash Distributions..........     141,114     104,442      81,286      67,662     16,176      14,716
   Shares Redeemed......................................  (1,261,621)   (988,697)   (905,941)   (760,979)  (227,795)   (161,801)
                                                         -----------  ----------  ----------  ----------  ---------   ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     455,125     513,541     290,149     344,536     37,955      81,201
                                                         -----------  ----------  ----------  ----------  ---------   ---------
          Total Increase (Decrease) in Net
            Assets......................................     280,605   1,619,447     203,500     747,227     23,807     115,142
NET ASSETS
   Beginning of Year....................................   6,420,732   4,801,285   3,846,250   3,099,023    842,448     727,306
                                                         -----------  ----------  ----------  ----------  ---------   ---------
   End of Year.......................................... $ 6,701,337  $6,420,732  $4,049,750  $3,846,250  $ 866,255   $ 842,448
                                                         ===========  ==========  ==========  ==========  =========   =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       GLOBAL EQUITY PORTFOLIO-CLASS R2 SHARES
                                    ---------------------------------------------
                                      YEAR     YEAR     YEAR      YEAR     YEAR
                                      ENDED    ENDED    ENDED     ENDED    ENDED
                                     OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                      2018     2017     2016      2015     2014
                                    -------   -------  -------  -------   -------
Net Asset Value, Beginning of
  Year............................. $ 22.66   $ 18.58  $ 18.32  $ 18.66   $ 17.44
                                    -------   -------  -------  -------   -------
Income from Investment
Operations
----------------------
   Net Investment Income
     (Loss) (A)....................    0.35      0.34     0.34     0.31      0.28
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)...................   (0.44)     4.08     0.26    (0.34)     1.24
                                    -------   -------  -------  -------   -------
       Total from Investment
         Operations................   (0.09)     4.42     0.60    (0.03)     1.52
                                    -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income...........   (0.36)    (0.34)   (0.34)   (0.31)    (0.30)
   Net Realized Gains..............   (0.07)       --       --       --        --
                                    -------   -------  -------  -------   -------
       Total Distributions.........   (0.43)    (0.34)   (0.34)   (0.31)    (0.30)
                                    -------   -------  -------  -------   -------
Net Asset Value, End of Year....... $ 22.14   $ 22.66  $ 18.58  $ 18.32   $ 18.66
                                    =======   =======  =======  =======   =======
Total Return.......................   (0.47%)   23.98%    3.37%   (0.16%)    8.73%
                                    -------   -------  -------  -------   -------
Net Assets, End of Year
  (thousands)...................... $27,415   $30,644  $19,844  $50,269   $10,109
Ratio of Expenses to Average Net
  Assets *(B)......................    0.55%     0.55%    0.55%    0.57%     0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor) *(B)....................    0.82%     0.82%    0.83%    0.86%     0.85%
Ratio of Net Investment Income to
  Average Net Assets...............    1.49%     1.62%    1.89%    1.67%     1.54%
                                    -------   -------  -------  -------   -------
*The Ratio of Expenses to
 Average Net Assets is inclusive
 of acquired fund fees and
 expenses incurred by the
 Portfolio indirectly as a result
 of Portfolio's investment in
 Underlying Funds as
 follows:..........................    0.25%     0.26%    0.27%    0.29%     0.30%
                                    -------   -------  -------  -------   -------

                                    GLOBAL ALLOCATION 60/40 PORTFOLIO-CLASS R2 SHARES
                                    ------------------------------------------------
                                     YEAR       YEAR      YEAR      YEAR      YEAR
                                     ENDED      ENDED     ENDED     ENDED     ENDED
                                    OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                     2018       2017      2016      2015      2014
                                    -------    -------   -------   -------   -------
Net Asset Value, Beginning of
  Year............................. $17.94     $15.99    $15.70    $16.01    $15.32
                                    ------     ------    ------    ------    ------
Income from Investment
Operations
----------------------
   Net Investment Income
     (Loss) (A)....................   0.28       0.26      0.26      0.26      0.22
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)...................  (0.31)      1.99      0.33     (0.31)     0.67
                                    ------     ------    ------    ------    ------
       Total from Investment
         Operations................  (0.03)      2.25      0.59     (0.05)     0.89
                                    ------     ------    ------    ------    ------
Less Distributions:
-------------------
   Net Investment Income...........  (0.28)     (0.28)    (0.30)    (0.26)    (0.20)
   Net Realized Gains..............  (0.05)     (0.02)       --        --        --
                                    ------     ------    ------    ------    ------
       Total Distributions.........  (0.33)     (0.30)    (0.30)    (0.26)    (0.20)
                                    ------     ------    ------    ------    ------
Net Asset Value, End of Year....... $17.58     $17.94    $15.99    $15.70    $16.01
                                    ======     ======    ======    ======    ======
Total Return.......................  (0.22%)    14.21%     3.86%    (0.27%)    5.85%
                                    ------     ------    ------    ------    ------
Net Assets, End of Year
  (thousands)...................... $6,774     $6,902    $5,793    $5,455    $3,259
Ratio of Expenses to Average Net
  Assets *(B)......................   0.53%      0.53%     0.53%     0.54%     0.54%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or Previously
  Waived Fees Recovered by
  Advisor) *(B)....................   0.74%      0.74%     0.75%     0.77%     0.77%
Ratio of Net Investment Income to
  Average Net Assets...............   1.55%      1.56%     1.67%     1.61%     1.42%
                                    ------     ------    ------    ------    ------
*The Ratio of Expenses to
 Average Net Assets is inclusive
 of acquired fund fees and
 expenses incurred by the
 Portfolio indirectly as a result
 of Portfolio's investment in
 Underlying Funds as
 follows:..........................   0.23%      0.24%     0.25%     0.25%     0.25%
                                    ------     ------    ------    ------    ------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           GLOBAL ALLOCATION 25/75 PORTFOLIO-CLASS R2 SHARES
                                           ------------------------------------------------
                                            YEAR      YEAR      YEAR      YEAR      YEAR
                                            ENDED     ENDED     ENDED     ENDED     ENDED
                                           OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                            2018      2017      2016      2015      2014
                                           -------   -------   -------   -------   -------
Net Asset Value, Beginning of Year........ $13.44    $12.89    $12.74    $12.93    $12.75
                                           ------    ------    ------    ------    ------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).......   0.19      0.16      0.16      0.14      0.14
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............  (0.18)     0.61      0.19     (0.08)     0.20
                                           ------    ------    ------    ------    ------
       Total from Investment
         Operations.......................   0.01      0.77      0.35      0.06      0.34
                                           ------    ------    ------    ------    ------
Less Distributions:
-------------------
   Net Investment Income..................  (0.19)    (0.18)    (0.20)    (0.23)    (0.13)
   Net Realized Gains.....................  (0.04)    (0.04)       --     (0.02)    (0.03)
                                           ------    ------    ------    ------    ------
       Total Distributions................  (0.23)    (0.22)    (0.20)    (0.25)    (0.16)
                                           ------    ------    ------    ------    ------
Net Asset Value, End of Year.............. $13.22    $13.44    $12.89    $12.74    $12.93
                                           ======    ======    ======    ======    ======
Total Return..............................   0.08%     6.06%     2.78%     0.50%     2.69%
                                           ------    ------    ------    ------    ------
Net Assets, End of Year (thousands)....... $  983    $  902    $  848    $  428    $  183
Ratio of Expenses to Average Net
  Assets *(B).............................   0.51%     0.51%     0.50%     0.51%     0.52%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) *(B)...........................   0.67%     0.67%     0.67%     0.68%     0.69%
Ratio of Net Investment Income to
  Average Net Assets......................   1.40%     1.26%     1.22%     1.12%     1.09%
                                           ------    ------    ------    ------    ------
* The Ratio of Expenses to Average
  Net Assets is inclusive of acquired
  fund fees and expenses incurred by
  the Portfolio indirectly as a
  result of Portfolio's investment in
  Underlying Funds as follows:............   0.20%     0.20%     0.21%     0.21%     0.21%
                                           ------    ------    ------    ------    ------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                GLOBAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                           -----------------------------------------------------------
                                              YEAR         YEAR        YEAR        YEAR        YEAR
                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                             OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                              2018         2017        2016        2015        2014
                                           ----------   ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........ $    22.53   $    18.46  $    18.17  $    18.51  $    17.30
                                           ----------   ----------  ----------  ----------  ----------
Income (loss) from Investment
Operations
-----------------------------
   Net Investment Income (Loss) (A).......       0.42         0.38        0.36        0.35        0.34
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............      (0.46)        4.07        0.29       (0.34)       1.21
                                           ----------   ----------  ----------  ----------  ----------
       Total from Investment
         Operations.......................      (0.04)        4.45        0.65        0.01        1.55
                                           ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..................      (0.41)       (0.38)      (0.36)      (0.35)      (0.34)
   Net Realized Gains.....................      (0.07)          --          --          --          --
                                           ----------   ----------  ----------  ----------  ----------
       Total Distributions................      (0.48)       (0.38)      (0.36)      (0.35)      (0.34)
                                           ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Year.............. $    22.01   $    22.53  $    18.46  $    18.17  $    18.51
                                           ==========   ==========  ==========  ==========  ==========
Total Return..............................      (0.24%)      24.33%       3.65%       0.07%       9.03%
                                           ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)....... $6,673,922   $6,390,088  $4,781,441  $4,331,809  $3,822,287
Ratio of Expenses to Average Net
  Assets (B)*.............................       0.30%        0.30%       0.30%       0.31%       0.31%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (B)*...........................       0.57%        0.57%       0.58%       0.60%       0.60%
Ratio of Net Investment Income to
  Average Net Assets......................       1.78%        1.85%       1.99%       1.90%       1.87%
                                           ----------   ----------  ----------  ----------  ----------
* The Ratio of Expenses to Average
  Net Assets is inclusive of acquired
  fund fees and expenses incurred by
  the Portfolio indirectly as a
  result of Portfolio's investment in
  Underlying Funds as follows:............       0.25%        0.26%       0.27%       0.29%       0.30%
                                           ----------   ----------  ----------  ----------  ----------

                                           GLOBAL ALLOCATION 60/40 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                           ----------------------------------------------------------
                                              YEAR         YEAR        YEAR        YEAR        YEAR
                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                             OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                              2018         2017        2016        2015        2014
                                           ----------   ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........ $    17.84   $    15.89  $    15.57  $    15.88  $    15.24
                                           ----------   ----------  ----------  ----------  ----------
Income (loss) from Investment
Operations
-----------------------------
   Net Investment Income (Loss) (A).......       0.32         0.30        0.30        0.31        0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............      (0.30)        1.98        0.33       (0.31)       0.65
                                           ----------   ----------  ----------  ----------  ----------
       Total from Investment
         Operations.......................       0.02         2.28        0.63          --        0.92
                                           ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..................      (0.32)       (0.31)      (0.31)      (0.31)      (0.28)
   Net Realized Gains.....................      (0.05)       (0.02)         --          --          --
                                           ----------   ----------  ----------  ----------  ----------
       Total Distributions................      (0.37)       (0.33)      (0.31)      (0.31)      (0.28)
                                           ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Year.............. $    17.49   $    17.84  $    15.89  $    15.57  $    15.88
                                           ==========   ==========  ==========  ==========  ==========
Total Return..............................       0.06%       14.54%       4.09%         --        6.08%
                                           ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)....... $4,042,976   $3,839,348  $3,093,230  $2,954,230  $2,616,515
Ratio of Expenses to Average Net
  Assets (B)*.............................       0.28%        0.28%       0.28%       0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (B)*...........................       0.49%        0.49%       0.50%       0.52%       0.52%
Ratio of Net Investment Income to
  Average Net Assets......................       1.78%        1.80%       1.93%       1.93%       1.70%
                                           ----------   ----------  ----------  ----------  ----------
* The Ratio of Expenses to Average
  Net Assets is inclusive of acquired
  fund fees and expenses incurred by
  the Portfolio indirectly as a
  result of Portfolio's investment in
  Underlying Funds as follows:............       0.23%        0.24%       0.25%       0.25%       0.25%
                                           ----------   ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        GLOBAL ALLOCATION 25/75 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                        -----------------------------------------------------------
                                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED
                                                         OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                          2018         2017        2016        2015        2014
                                                         --------     --------    --------    --------    --------
Net Asset Value, Beginning of Year..................... $  13.48     $  12.92    $  12.72    $  12.89    $  12.69
                                                         --------     --------    --------    --------    --------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)....................     0.22         0.20        0.19        0.20        0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    (0.19)        0.60        0.19       (0.10)       0.24
                                                         --------     --------    --------    --------    --------
       Total from Investment Operations................     0.03         0.80        0.38        0.10        0.41
                                                         --------     --------    --------    --------    --------
Less Distributions:
-------------------
   Net Investment Income...............................    (0.21)       (0.20)      (0.18)      (0.25)      (0.18)
   Net Realized Gains..................................    (0.04)       (0.04)         --       (0.02)      (0.03)
                                                         --------     --------    --------    --------    --------
       Total Distributions.............................    (0.25)       (0.24)      (0.18)      (0.27)      (0.21)
                                                         --------     --------    --------    --------    --------
Net Asset Value, End of Year........................... $  13.26     $  13.48    $  12.92    $  12.72    $  12.89
                                                         ========     ========    ========    ========    ========
Total Return...........................................     0.24%        6.34%       3.04%       0.79%       3.30%
                                                         --------     --------    --------    --------    --------
Net Assets, End of Year (thousands).................... $865,272     $841,546    $726,458    $712,072    $673,375
Ratio of Expenses to Average Net Assets (B)*...........     0.26%        0.26%       0.25%       0.26%       0.27%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (B)*....     0.42%        0.42%       0.42%       0.43%       0.44%
Ratio of Net Investment Income to Average Net Assets...     1.65%        1.49%       1.53%       1.58%       1.36%
                                                         --------     --------    --------    --------    --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................     0.20%        0.20%       0.21%       0.21%       0.21%
                                                         --------     --------    --------    --------    --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twelve portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ( "FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies".

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Underlying Funds"). As of October 31, 2018, the Global Funds were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                           PERCENTAGE
                                                                                            OWNERSHIP
FUND OF FUNDS                                         UNDERLYING FUNDS                     AT 10/31/18
-------------                      ------------------------------------------------------- -----------
Global Equity Portfolio            U.S. Core Equity 1 Portfolio (IDG)                           5%
                                   U.S. Core Equity 2 Portfolio (IDG)                          14%
                                   DFA Real Estate Securities Portfolio (IDG)                   2%
                                   International Core Equity Portfolio (IDG)                    5%
                                   Emerging Markets Core Equity Portfolio (IDG)                 2%

Global Allocation 60/40 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                           2%
                                   U.S. Core Equity 2 Portfolio (IDG)                           5%
                                   DFA Real Estate Securities Portfolio (IDG)                   1%
                                   International Core Equity Portfolio (IDG)                    2%
                                   DFA Selectively Hedged Global Fixed Income Portfolio
                                   (IDG)                                                       51%
                                   Emerging Markets Core Equity Portfolio (IDG)                 1%
                                   DFA Five-Year Global Fixed Income Portfolio (IDG)            1%
                                   DFA Inflation-Protected Securities Portfolio (IDG)           2%
                                   DFA Short-Term Extended Quality Portfolio (IDG)              7%
                                   DFA Intermediate-Term Extended Quality Portfolio (IDG)      12%
                                   DFA World ex U.S. Government Fixed Income Portfolio
                                   (IDG)                                                       10%

Global Allocation 25/75 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                          --
                                   U.S. Core Equity 2 Portfolio (IDG)                          --
                                   DFA Real Estate Securities Portfolio (IDG)                  --
                                   International Core Equity Portfolio (IDG)                   --

                                                                    PERCENTAGE
                                                                     OWNERSHIP
FUND OF FUNDS                   UNDERLYING FUNDS                    AT 10/31/18
-------------  ---------------------------------------------------- -----------
               DFA Two-Year Global Fixed Income Portfolio (IDG)          5%
               Emerging Markets Core Equity Portfolio (IDG)             --
               DFA Inflation-Protected Securities Portfolio (IDG)        2%
               DFA Short-Term Extended Quality Portfolio (IDG)           5%
               DFA World ex U.S. Government Fixed Income Portfolio
               (IDG)                                                     3%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Global Funds are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of

Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the year ended October 31, 2018, the Global Funds' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio............................................... 0.30%
Global Allocation 60/40 Portfolio..................................... 0.25%
Global Allocation 25/75 Portfolio..................................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, on an annualized basis (the "Annualized Expense Ratio"), to the Total Management Fee Limits listed below based on a percentage of average net assets on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the limit listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the limit listed below. During the year ended
October 31, 2018, the the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the year ended October 31, 2018 and the previously waived fees subject to future recovery as of October 31, 2018, are also reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   NET WAIVED FEES/
                                                                   EXPENSES ASSUMED     PREVIOUSLY
                                                      RECOVERY        (RECOVERED       WAIVED FEES/
                                         TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                       MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES             FEE LIMITS EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------             ---------- ---------------- ----------------- -----------------
Global Equity Portfolio...............    0.27%          --             $18,249           $46,064
Global Allocation 60/40 Portfolio.....    0.25%          --               8,651            22,781
Global Allocation 25/75 Portfolio.....    0.22%          --               1,384             3,844
CLASS R2 SHARES
---------------
Global Equity Portfolio...............    0.27%          --                  82               280
Global Allocation 60/40 Portfolio.....    0.25%          --                  15                41
Global Allocation 25/75 Portfolio.....    0.22%          --                   2                 4

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor to the expense limitations listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio.................................................... $123
Global Allocation 60/40 Portfolio..........................................   76
Global Allocation 25/75 Portfolio..........................................   19

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Global Funds' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                      CHANGE IN
                                                       NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                       BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION     2018         2018      INCOME  DISTRIBUTIONS
                       ---------- --------- ---------- ------------ ------------- ----------- ------------ -------- -------------
GLOBAL EQUITY
  PORTFOLIO
U.S. Core Equity 2
  Portfolio            $3,148,772 $338,488   $ 67,950    $ 1,712      $  41,505   $3,462,527    162,942    $ 49,949    $30,302
International Core
  Equity Portfolio      1,518,390  202,750     86,298        941       (179,760)   1,456,023    115,101      40,031         --
U.S. Core Equity 1
  Portfolio             1,051,811   80,988     16,571        469         33,734    1,150,431     50,524      16,920      5,943
Emerging Markets Core
  Equity Portfolio        490,272   72,197     11,604     (1,994)       (84,547)     464,324     24,503      11,009         --
DFA Real Estate
  Securities Portfolio    162,799   16,566      7,856       (119)        (3,494)     167,896      4,918       7,918        509
                       ---------- --------   --------    -------      ---------   ----------    -------    --------    -------
TOTAL                  $6,372,044 $710,989   $190,279    $ 1,009      $(192,562)  $6,701,201    357,988    $125,827    $36,754
                       ========== ========   ========    =======      =========   ==========    =======    ========    =======
GLOBAL ALLOCATION
  60/40 PORTFOLIO
U.S. Core Equity 2
  Portfolio            $1,138,990 $120,924   $ 47,436    $ 1,984      $  16,686   $1,231,148     57,936    $ 17,923    $11,009
DFA Selectively
  Hedged Global Fixed
  Income Portfolio        572,695   97,452     47,787     (3,230)            77      619,207     64,501      10,149         --
International Core
  Equity Portfolio        562,394   41,988     29,255        418        (63,853)     511,692     40,450      14,396         --
DFA Short-Term
  Extended Quality
  Portfolio               381,980   61,404     19,150       (310)        (5,957)     417,967     39,135       7,114        281
U.S. Core Equity 1
  Portfolio               381,946   20,168      7,319        197         12,793      407,785     17,909       6,089      2,176
DFA Five-Year Global
  Fixed Income
  Portfolio               189,805   29,791      5,147       (115)        (2,089)     212,245     19,472       3,000        126
DFA Intermediate-Term
  Extended Quality
  Portfolio               190,125   40,087      4,810       (278)       (14,013)     211,111     20,881       6,520        599
Emerging Markets Core
  Equity Portfolio        181,950   16,614      3,054       (275)       (29,783)     165,452      8,731       3,925         --
DFA World ex U.S.
  Government Fixed
  Income Portfolio         94,398   12,970      2,523        (26)         2,406      107,225     10,261         157         --
DFA
  Inflation-Protected
  Securities Portfolio     93,998   18,222      1,635        (61)        (4,726)     105,798      9,404       3,205         --
DFA Real Estate
  Securities Portfolio     59,189    3,030      1,515        (34)        (1,419)      59,251      1,736       2,842        188
                       ---------- --------   --------    -------      ---------   ----------    -------    --------    -------
TOTAL                  $3,847,470 $462,650   $169,631    $(1,730)     $ (89,878)  $4,048,881    290,416    $ 75,320    $14,379
                       ========== ========   ========    =======      =========   ==========    =======    ========    =======

                                                                      CHANGE IN
                                                       NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                       BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION     2018         2018      INCOME  DISTRIBUTIONS
                       ---------- --------- ---------- ------------ ------------- ----------- ------------ -------- -------------
GLOBAL ALLOCATION
  25/75 PORTFOLIO
DFA Two-Year Global
  Fixed Income
  Portfolio             $252,106  $ 28,138   $13,870      $ (430)     $   (541)    $265,403      26,674    $ 3,246         --
DFA Short-Term
  Extended Quality
  Portfolio              251,872    31,980    14,413        (224)       (3,840)     265,375      24,848      4,497     $  182
U.S. Core Equity 2
  Portfolio              103,856    23,503    19,192       1,341           662      110,170       5,184      1,572        985
DFA
  Inflation-Protected
  Securities Portfolio    92,566    13,793     4,398        (131)       (4,342)      97,488       8,666      2,993         --
International Core
  Equity Portfolio        51,248     5,453     7,024         628        (5,977)      44,328       3,504      1,254         --
DFA World ex U.S.
  Government Fixed
  Income Portfolio        33,467     3,194     1,423          (7)          801       36,032       3,448         55         --
U.S. Core Equity 1
  Portfolio               34,783     3,567     4,138         431           787       35,430       1,556        532        193
Emerging Markets Core
  Equity Portfolio        16,913     1,396     1,400           8        (2,582)      14,335         756        342         --
DFA Real Estate
  Securities Portfolio     5,377       539       638         (14)         (109)       5,155         151        246         17
                        --------  --------   -------      ------      --------     --------      ------    -------     ------
TOTAL                   $842,188  $111,563   $66,496      $1,602      $(15,141)    $873,716      74,787    $14,737     $1,377
                        ========  ========   =======      ======      ========     ========      ======    =======     ======

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to passive foreign investment companies, short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM   TAX EXEMPT
                                       CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                       -------------- ------------- ---------- --------
Global Equity Portfolio
2017..................................    $105,271            --        --     $105,271
2018..................................     121,683       $20,724        --      142,407
Global Allocation 60/40 Portfolio
2017..................................      63,803         4,879        --       68,682
2018..................................      72,229        10,405        --       82,634
Global Allocation 25/75 Portfolio
2017..................................      12,231         2,546        --       14,777
2018..................................      13,998         2,244        --       16,242

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                              -------------- ------------- -------
Global Equity Portfolio......................    $(2,296)       $(1,639)   $(3,935)
Global Allocation 60/40 Portfolio............     (1,615)            --     (1,615)
Global Allocation 25/75 Portfolio............       (488)            --       (488)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED                                 TOTAL NET
                      NET INVESTMENT                              DISTRIBUTABLE
                        INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                        SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                      -------------- ------------- -------------- -------------
Global Equity
  Portfolio..........     $  970        $37,477      $1,858,992    $1,897,439
Global Allocation
  60/40 Portfolio....      1,372         14,462         703,455       719,289
Global Allocation
  25/75 Portfolio....        609          3,144          76,837        80,590

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2018, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                           NET
                                                                        UNREALIZED
                                FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                               ---------- ------------ -------------- --------------
Global Equity Portfolio....... $4,844,034  $1,858,727           --      $1,858,727
Global Allocation 60/40
  Portfolio...................  3,345,427     720,375     $(16,920)        703,455
Global Allocation 25/75
  Portfolio...................    797,854      78,656       (1,819)         76,837

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Global Funds.

   1. FUTURES CONTRACTS: The Global Equity Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Global Equity Portfolio. The Global Equity Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Global Equity Portfolio deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Global Equity Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Global Equity Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Global Equity Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                                        FUTURES
                                                                        -------
Global Equity Portfolio................................................ $3,364

   The following is a summary of the realized and change in unrealized gains and losses from the Global Equity Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                        REALIZED GAIN (LOSS) ON
                                                             DERIVATIVES
                                                        -----------------------
                                                                   EQUITY
                                                        TOTAL  CONTRACTS *,(1)
                                                        -----  ---------------
Global Equity Portfolio................................  $53         $53


                                                        CHANGE IN UNREALIZED APPRECIATION
                                                          (DEPRECIATION) ON DERIVATIVES
                                                        --------------------------------
                                                                        EQUITY
                                                        TOTAL        CONTRACTS (2)
                                                        -----        -------------
Global Equity Portfolio................................  $(7)             $(7)

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Global Equity Portfolio had limited activity in futures contracts.

H. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                          YEAR ENDED            YEAR ENDED
                                       OCTOBER 31, 2018      OCTOBER 31, 2017
                                     --------------------  -------------------
                                        AMOUNT     SHARES    AMOUNT     SHARES
                                     -----------  -------  ----------  -------
GLOBAL EQUITY PORTFOLIO
Class R2 Shares
   Shares Issued.................... $     7,897      338  $   12,705      619
   Shares Issued in Lieu of Cash
     Distributions..................         561       24         448       21
   Shares Redeemed..................     (11,265)    (476)     (7,548)    (356)
                                     -----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2
  Shares............................ $    (2,807)    (114) $    5,605      284
                                     ===========  =======  ==========  =======
Institutional Class Shares
   Shares Issued.................... $ 1,567,735   66,986  $1,385,091   67,015
   Shares Issued in Lieu of Cash
     Distributions..................     140,553    6,056     103,994    4,999
   Shares Redeemed..................  (1,250,356) (53,488)   (981,149) (47,345)
                                     -----------  -------  ----------  -------
Net Increase (Decrease) --
  Institutional Class Shares........ $   457,932   19,554  $  507,936   24,669
                                     ===========  =======  ==========  =======

                                                             YEAR ENDED           YEAR ENDED
                                                          OCTOBER 31, 2018     OCTOBER 31, 2017
                                                        -------------------  -------------------
                                                          AMOUNT     SHARES    AMOUNT     SHARES
                                                        ----------  -------  ----------  -------
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
   Shares Issued....................................... $    1,091       60  $    1,184       70
   Shares Issued in Lieu of Cash Distributions.........        128        7         112        7
   Shares Redeemed.....................................     (1,215)     (66)       (920)     (54)
                                                        ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............. $        4        1  $      376       23
                                                        ==========  =======  ==========  =======
Institutional Class Shares
   Shares Issued....................................... $1,113,712   61,356  $1,036,669   61,437
   Shares Issued in Lieu of Cash Distributions.........     81,159    4,499      67,550    4,035
   Shares Redeemed.....................................   (904,726) (49,853)   (760,059) (44,909)
                                                        ----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares.. $  290,145   16,002  $  344,160   20,563
                                                        ==========  =======  ==========  =======


                                                            YEAR ENDED          YEAR ENDED
                                                         OCTOBER 31, 2018    OCTOBER 31, 2017
                                                        ------------------  ------------------
                                                          AMOUNT    SHARES    AMOUNT    SHARES
                                                        ---------  -------  ---------  -------
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
   Shares Issued....................................... $     180       13  $     127        9
   Shares Issued in Lieu of Cash Distributions.........        16        1         15        1
   Shares Redeemed.....................................       (98)      (7)      (125)      (9)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............. $      98        7  $      17        1
                                                        =========  =======  =========  =======
Institutional Class Shares
   Shares Issued....................................... $ 249,394   18,472  $ 228,159   17,359
   Shares Issued in Lieu of Cash Distributions.........    16,160    1,201     14,701    1,127
   Shares Redeemed.....................................  (227,698) (16,887)  (161,676) (12,281)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.. $  37,856    2,786  $  81,184    6,205
                                                        =========  =======  =========  =======

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                        AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                     INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                     ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio.............     2.41%        $3,603         41        $ 9        $58,308
Global Allocation 60/40 Portfolio...     2.48%         1,733         79         10         17,883
Global Allocation 25/75 Portfolio...     2.49%           567         81          3          3,550

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Global Fund's available line of credit was used.

   There were no outstanding borrowings by the Global Funds under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Global Funds did not use the interfund lending program during the year ended October 31, 2018.

J. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Global Funds' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Global Funds' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Global Funds' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Global Funds' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                DISTRIBUTIONS FROM:
                                     -----------------------------------------
                                        NET        NET        NET
                                     INVESTMENT SHORT-TERM LONG-TERM
                                       INCOME     GAINS      GAINS     TOTAL
                                     ---------- ---------- --------- ---------
Global Equity Portfolio - Class R2.. $    (448)     --           --  $    (448)
Global Equity Portfolio -
  Institutional Class...............  (104,823)     --           --   (104,823)
Global Allocation 60/40 Portfolio -
  Class R2..........................      (103)     --      $    (9)      (112)
Global Allocation 60/40 Portfolio -
  Institutional Class...............   (63,700)     --       (4,870)   (68,570)
Global Allocation 25/75 Portfolio -
  Class R2..........................       (12)     --           (3)       (15)
Global Allocation 25/75 Portfolio -
  Institutional Class...............   (12,219)     --       (2,544)   (14,763)

                                                                 UNDISTRIBUTED
                                                                 NET INVESTMENT
                                                                     INCOME
                                                                 (DISTRIBUTIONS
                                                                   IN EXCESS
                                                                     OF NET
                                                                   INVESTMENT
                                                                    INCOME)
                                                                 --------------
Global Equity Portfolio.........................................     $(125)
Global Allocation 60/40 Portfolio...............................       (78)
Global Allocation 25/75 Portfolio...............................        27

M. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
Global Equity Portfolio-Class R2...................      4             92%
Global Equity Portfolio-Institutional Class........      3             75%

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
Global Allocation 60/40 Portfolio-Class R2................      2             94%
Global Allocation 60/40 Portfolio-Institutional Class.....      4             82%
Global Allocation 25/75 Portfolio-Class R2................      2             95%
Global Allocation 25/75 Portfolio-Institutional Class.....      4             88%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (three of the funds constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Funds") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                        PORTFOLIOS
                                           TERM OF                                      WITHIN THE       OTHER DIRECTORSHIPS
                                          OFFICE/1/                                      DFA FUND        OF PUBLIC COMPANIES
NAME, ADDRESS AND                        AND LENGTH OF  PRINCIPAL OCCUPATION DURING     COMPLEX/2/           HELD DURING
YEAR OF BIRTH                POSITION      SERVICE             PAST 5 YEARS              OVERSEEN            PAST 5 YEARS
-----------------           ------------ -------------  ---------------------------  ------------------ -----------------------
George M. Constantinides    Director of   DFADIG-       Leo Melamed Professor        128 portfolios in  None
University of Chicago       DFAIDG        Since 1983    of Finance, University of    4 investment
Booth School of Business    and DIG       DIG- Since    Chicago Booth School of      companies
5807 S. Woodlawn Avenue     Trustee of    1993          Business (since 1978).
Chicago, IL 60637           DFAITC        DFAITC-
1947                        and DEM       Since 1992
                                          DEM-
                                          Since 1993

Douglas W. Diamond          Director of   DFADIG-       Merton H. Miller             128 portfolios in  None
University of Chicago       DFAIDG        Since June    Distinguished Service        4 investment
Booth School of Business    and DIG       2017 DIG-     Professor of Finance,        companies
5807 S. Woodlawn Avenue     Trustee of    Since June    University of Chicago
Chicago, IL 60637           DFAITC        2017          Booth School of Business
1953                        and DEM       DFAITC-       (since 1988). Visiting
                                          Since June    Scholar, Federal Reserve
                                          2017 DEM-     Bank of Richmond (since
                                          Since June    1990). Formerly, Fischer
                                          2017          Black Visiting Professor
                                                        of Financial Economics,
                                                        Alfred P. Sloan School of
                                                        Management,
                                                        Massachusetts Institute of
                                                        Technology (2015 to
                                                        2016).

Roger G. Ibbotson Yale      Director of   DFADIG-       Professor in Practice        128 portfolios in  None
School of Management        DFAIDG        Since 1981    Emeritus of Finance, Yale    4 investment
P.O. Box 208200 New         and DIG       DIG- Since    School of Management         companies
Haven, CT 06520-8200        Trustee of    1993          (since 1984). Chairman,
1943                        DFAITC        DFAITC-       CIO and Partner, Zebra
                            and DEM       Since 1992    Capital Management,
                                          DEM-          LLC (hedge fund and
                                          Since 1993    asset manager) (since
                                                        2001). Formerly,
                                                        Consultant to
                                                        Morningstar, Inc. (2006 -
                                                        2016).

Edward P. Lazear Stanford   Director of   DFADIG-       Distinguished Visiting       128 portfolios in  None
University Graduate School  DFAIDG        Since 2010    Fellow, Becker Friedman      4 investment
of Business Knight          and DIG       DIG- Since    Institute for Research in    companies
Management Center, E346     Trustee of    2010          Economics, University of
Stanford, CA 94305          DFAITC        DFAITC-       Chicago (since 2015).
1948                        and DEM       Since 2010    Morris Arnold Cox
                                          DEM-          Senior Fellow, Hoover
                                          Since 2010    Institution (since 2002).
                                                        Jack Steele Parker
                                                        Professor of Human
                                                        Resources Management
                                                        and Economics, Graduate
                                                        School of Business,
                                                        Stanford University
                                                        (since 1995). Cornerstone
                                                        Research (expert
                                                        testimony and economic
                                                        and financial analysis)
                                                        (since 2009).

Myron S. Scholes            Director of   DFADIG-       Chief Investment             128 portfolios in  Formerly, Adviser,
c/o Dimensional Fund        DFAIDG        Since 1981    Strategist, Janus            4 investment       Kuapay, Inc. (2013-
Advisors LP 6300 Bee Cave   and DIG       DIG- Since    Henderson Investors          companies          2014). Formerly,
Road, Building One Austin,  Trustee of    1993          (since 2014). Frank E.                          Director, American
TX 78746                    DFAITC        DFAITC-       Buck Professor of                               Century Fund Complex
1941                        and DEM       Since 1992    Finance, Emeritus,                              (registered investment
                                          DEM-          Graduate School of                              companies) (43
                                          Since 1993    Business, Stanford                              Portfolios) (1980-
                                                        University (since 1981).                        2014).

                                                                                      PORTFOLIOS
                                         TERM OF                                      WITHIN THE        OTHER DIRECTORSHIPS
                                        OFFICE/1/                                      DFA FUND         OF PUBLIC COMPANIES
NAME, ADDRESS AND                      AND LENGTH OF  PRINCIPAL OCCUPATION DURING     COMPLEX/2/            HELD DURING
YEAR OF BIRTH              POSITION      SERVICE             PAST 5 YEARS              OVERSEEN             PAST 5 YEARS
-----------------         ------------ -------------  ---------------------------  ------------------ -------------------------
Abbie J. Smith            Director of   DFADIG-         Boris and Irene Stern      128 portfolios in  Director (since 2000)
University of Chicago     DFAIDG        Since 2000      Distinguished Service      4 investment       and formerly, Lead
Booth School of Business  and DIG       DIG- Since      Professor of               companies          Director (May 2014 -
5807 S. Woodlawn          Trustee of    2000            Accounting, University                        May 2017), HNI
Avenue Chicago, IL        DFAITC        DFAITC-         of Chicago Booth                              Corporation (formerly
60637                     and DEM       Since 2000      School of Business                            known as HON
                                        DEM-            (since 1980).                                 Industries Inc.) (office
1953                                    Since 2000                                                    furniture); Director,
                                                                                                      Ryder System Inc.
                                                                                                      (transportation,
                                                                                                      logistics and supply-
                                                                                                      chain management)
                                                                                                      (since 2003); and
                                                                                                      Trustee, UBS Funds
                                                                                                      (3 investment
                                                                                                      companies within the
                                                                                                      fund complex) (21
                                                                                                      portfolios) (since
                                                                                                      2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                     PORTFOLIOS
                                       TERM OF                                       WITHIN THE      OTHER DIRECTORSHIPS
                                      OFFICE/1/ AND                                   DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                     LENGTH OF      PRINCIPAL OCCUPATION DURING     COMPLEX/2/         HELD DURING
YEAR OF BIRTH             POSITION     SERVICE              PAST 5 YEARS              OVERSEEN          PAST 5 YEARS
-----------------        ------------ -----------    ---------------------------  ------------------ -------------------
David G. Booth           Chairman     DFADIG-        Chairman, Director/          128 portfolios in         None
6300 Bee Cave Road,      and          Since 1981     Trustee, and formerly,       4 investment
Building One Austin, TX  Director of  DIG- Since     President and Co-Chief       companies
78746                    DFAIDG       1992           Executive Officer (each
                         and DIG      DFAITC-        until March 2017) of
1946                     Trustee of   Since 1992     Dimensional Emerging
                         DFAITC       DEM-           Markets Value Fund
                         and DEM      Since 1993     ("DEM"), DFAIDG,
                                                     Dimensional Investment
                                                     Group Inc. ("DIG") and
                                                     The DFA Investment
                                                     Trust Company
                                                     ("DFAITC"). Executive
                                                     Chairman, and formerly,
                                                     President and Co-Chief
                                                     Executive Officer (each
                                                     until February 2017) of
                                                     Dimensional Holdings
                                                     Inc., Dimensional Fund
                                                     Advisors LP and DFA
                                                     Securities LLC
                                                     (collectively with DEM,
                                                     DFAIDG, DIG and
                                                     DFAITC, the "DFA
                                                     Entities"). Formerly,
                                                     Chairman and Director
                                                     (2009-2018), Co-Chief
                                                     Executive Officer (2010 -
                                                     June 2017) of
                                                     Dimensional Fund
                                                     Advisors Canada ULC.
                                                     Trustee, University of
                                                     Chicago (since 2002).
                                                     Trustee, University of
                                                     Kansas Endowment
                                                     Association (since 2005).
                                                     Formerly, Director of
                                                     Dimensional Fund
                                                     Advisors Ltd. (2002 -
                                                     July 2017), DFA
                                                     Australia Limited (1994 -
                                                     July 2017), Dimensional
                                                     Advisors Ltd. (2012 -
                                                     July 2017), Dimensional
                                                     Funds plc (2006 - July
                                                     2017) and Dimensional
                                                     Funds II plc (2006 - July
                                                     2017). Formerly, Director
                                                     and President of
                                                     Dimensional Japan Ltd.
                                                     (2012 - April 2017).
                                                     Formerly, President,
                                                     Dimensional SmartNest
                                                     (US) LLC (2009-2014);
                                                     and Limited Partner, VSC
                                                     Investors, LLC (2007 to
                                                     2015). Formerly,
                                                     Chairman, Director,
                                                     President and Co-Chief
                                                     Executive Officer of
                                                     Dimensional Cayman
                                                     Commodity Fund I Ltd.
                                                     (2010-September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------  ---------------------------------------------------------------------
Valerie A. Brown  Vice President and    Since     Vice President and Assistant Secretary of
1967              Assistant Secretary   2001        .  all the DFA Entities (since 2001)
                                                    .  DFA Australia Limited (since 2002)
                                                    .  Dimensional Fund Advisors Ltd. (since 2002)
                                                    .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                    .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                    .  Dimensional Hong Kong Limited (since 2012)
                                                  Director, Vice President and Assistant Secretary (since 2003) of
                                                    .  Dimensional Fund Advisors Canada ULC
David P. Butler   Co-Chief Executive    Since     Co-Chief Executive Officer (since 2017) of
1964              Officer               2017        .  all the DFA entities
                                                  Director (since 2017) of
                                                    .  Dimensional Holdings Inc.
                                                    .  Dimensional Fund Advisors Canada ULC
                                                    .  Dimensional Japan Ltd.
                                                    .  Dimensional Advisors Ltd.
                                                    .  Dimensional Fund Advisors Ltd.
                                                    .  DFA Australia Limited
                                                  Director and Co-Chief Executive Officer (since 2017) of
                                                    .  Dimensional Cayman Commodity Fund I Ltd.
                                                  Head of Global Financial Advisor Services (since 2007) for
                                                    .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of
                                                    .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since     Executive Vice President (since 2017) of
1972              President             2017        .  all the DFA entities
                                                  Director and Vice President (since 2016) of
                                                    .  Dimensional Japan Ltd.
                                                  President and Director (since 2016) of
                                                    .  Dimensional Fund Advisors Canada ULC
                                                  Vice President (since 2008) and Director (since 2016) of
                                                    .  DFA Australia Limited
                                                  Director (since 2016) of
                                                    .  Dimensional Advisors Ltd.
                                                    .  Dimensional Fund Advisors Pte. Ltd.
                                                    .  Dimensional Hong Kong Limited
                                                  Vice President (since 2016) of
                                                    .  Dimensional Fund Advisors Pte. Ltd.
                                                  Head of Global Institutional Services (since 2014) for
                                                    .  Dimensional Fund Advisors LP
                                                  Formerly, Vice President (2004 - 2017) of
                                                    .  all the DFA Entities
                                                  Formerly, Vice President (2010 - 2016) of
                                                    .  Dimensional Fund Advisors Canada ULC
                                                  Formerly, Head of Institutional, North America (2012 - 2013) for
                                                    .  Dimensional Fund Advisors LP

Christopher S.     Vice President and        Since       Vice President and Global Chief Compliance Officer (since 2004) of
Crossan            Global Chief              2004          .  all the DFA Entities
1965               Compliance Officer                      .  DFA Australia Limited
                                                           .  Dimensional Fund Advisors Ltd.
                                                         Chief Compliance Officer (since 2006) and Chief Privacy Officer
                                                         (since 2015)of
                                                           .  Dimensional Fund Advisors Canada ULC
                                                         Chief Compliance Officer of
                                                           .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                           .  Dimensional Japan Ltd. (since 2017)
                                                         Formerly, Vice President and Global Chief Compliance Officer (2010 -
                                                         2014)for
                                                           .  Dimensional SmartNest (US) LLC
Gregory K. Hinkle  Vice President,           Vice        Vice President, Chief Financial Officer, and Treasurer (since 2016) of
1958               Chief Financial         President
                   Officer, and           since 2015
                   Treasurer               and Chief       .  all the DFA Entities
                                           Financial       .  Dimensional Advisors Ltd.
                                            Officer        .  Dimensional Fund Advisors Ltd.
                                              and          .  Dimensional Hong Kong Limited
                                           Treasurer       .  Dimensional Cayman Commodity Fund I Ltd.
                                          since 2016       .  Dimensional Fund Advisors Canada ULC
                                                           .  Dimensional Fund Advisors Pte. Ltd.
                                                           .  DFA Australia Limited
                                                         Director (since 2016) for
                                                           .  Dimensional Funds plc
                                                           .  Dimensional Funds II plc
                                                         Formerly, interim Chief Financial Officer and interim Treasurer
                                                         (2016) of
                                                           .  all the DFA Entities
                                                           .  Dimensional Fund Advisors LP
                                                           .  Dimensional Fund Advisors Ltd.
                                                           .  DFA Australia Limited
                                                           .  Dimensional Advisors Ltd.
                                                           .  Dimensional Fund Advisors Pte. Ltd.
                                                           .  Dimensional Hong Kong Limited
                                                           .  Dimensional Cayman Commodity Fund I Ltd.
                                                           .  Dimensional Fund Advisors Canada ULC
                                                         Formerly, Controller (2015 - 2016) of
                                                           .  all the DFA Entities
                                                           .  Dimensional Fund Advisors LP
                                                         Formerly, Vice President (2008 - 2015) of
                                                           .  T. Rowe Price Group, Inc.
                                                         Formerly, Director of Investment Treasury and Treasurer (2008 - 2015)
                                                         of
                                                           .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President and        Vice        Vice President (since 2004) and Assistant Secretary (since 2017) of
1973               Assistant Secretary     President       .  all the DFA Entities
                                          since 2004     Vice President and Assistant Secretary (since 2010) of
                                              and          .  Dimensional Cayman Commodity Fund I Ltd.
                                           Assistant
                                        Secretary since
                                             2017

Joy Lopez          Vice President and        Vice        Vice President (since 2015) of
1971               Assistant Treasurer     President       .  all the DFA Entities
                                          since 2015     Assistant Treasurer (since 2017) of
                                              and          .  the DFA Fund Complex
                                           Assistant     Formerly, Senior Tax Manager (2013 - 2015) for
                                           Treasurer       .  Dimensional Fund Advisors LP
                                          since 2017

Kenneth M. Manell  Vice President            Since       Vice President (since 2010) of
1972                                         2010          .  all the DFA Entities
                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L.       President and         President     President (since 2017) of
Newell             General Counsel       since 2017
1964                                    and General      .  the DFA Fund Complex
                                          Counsel      General Counsel (since 2001) of
                                         since 2001      .  All the DFA Entities
                                                       Executive Vice President (since 2017) and Secretary (since 2000) of
                                                         .  Dimensional Fund Advisors LP
                                                         .  Dimensional Holdings Inc.
                                                         .  DFA Securities LLC
                                                         .  Dimensional Investment LLC
                                                       Director (since 2002), Vice President (since 1997) and Secretary
                                                       (since 2002)of
                                                         .  DFA Australia Limited
                                                         .  Dimensional Fund Advisors Ltd.
                                                       Vice President and Secretary of
                                                         .  Dimensional Fund Advisors Canada ULC (since 2003)
                                                         .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                         .  Dimensional Japan Ltd. (since 2012)
                                                         .  Dimensional Advisors Ltd. (since 2012)
                                                         .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                       Director of
                                                         .  Dimensional Funds plc (since 2002)
                                                         .  Dimensional Funds II plc (since 2006)
                                                         .  Director of Dimensional Japan Ltd. (since 2012)
                                                         .  Dimensional Advisors Ltd. (since 2012)
                                                         .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                         .  Dimensional Hong Kong Limited (since 2012)
                                                       Formerly, Vice President and Secretary (2010 - 2014) of
                                                         .  Dimensional SmartNest (US) LLC
                                                       Formerly, Vice President (1997 - 2017) and Secretary (2000 - 2017) of
                                                         .  the DFA Fund Complex
                                                       Formerly, Vice President of
                                                         .  Dimensional Fund Advisors LP (1997 - 2017)
                                                         .  Dimensional Holdings Inc. (2006 - 2017)
                                                         .  DFA Securities LLC (1997 - 2017)
                                                         .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz  Vice President and      Since       Vice President and Deputy Chief Compliance Officer of
1961               Deputy Chief             2013         .  the DFA Fund Complex (since 2013)
                   Compliance Officer                    .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O       Vice President and       Vice       Vice President (since 2010) and Secretary (since 2017) of
1974               Secretary             President       .  the DFA Fund Complex
                                       since 2010 and  Vice President (since 2010) and Assistant Secretary (since 2016) of
                                         Secretary       .  Dimensional Fund Advisors LP
                                         since 2017      .  Dimensional Holdings Inc.
                                                         .  Dimensional Investment LLC
                                                       Vice President of
                                                         .  DFA Securities LLC (since 2010)
                                                         .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                         .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive  Co-Chief     Co-Chief Executive Officer and Chief Investment Officer (since 2017)
1976                Officer and Chief   Executive    of
                    Investment Officer  Officer        .  all the DFA Entities
                                        and Chief      .  Dimensional Fund Advisors Canada ULC
                                        Investment   Director, Chief Investment Officer and Vice President (since 2017) of
                                        Officer        .  DFA Australia Limited
                                        since 2017   Chief Investment Officer (since 2017) and Vice President (since 2016)
                                                     of
                                                       .  Dimensional Japan Ltd.
                                                     Director, Co-Chief Executive Officer and Chief Investment Officer
                                                     (since 2017) of
                                                       .  Dimensional Cayman Commodity Fund I Ltd.
                                                     Director of
                                                       .  Dimensional Funds plc (since 2014)
                                                       .  Dimensional Fund II plc (since 2014)
                                                       .  Dimensional Holdings Inc. (since 2017)
                                                     Formerly, Co-Chief Investment Officer of
                                                       .  Dimensional Japan Ltd. (2016 - 2017)
                                                       .  DFA Australia Limited (2014 - 2017)
                                                     Formerly, Executive Vice President (2017) and Co-Chief Investment
                                                     Officer (2014 - 2017) of
                                                       .  all the DFA Entities
                                                     Formerly, Vice President (2007 - 2017) of
                                                       .  all the DFA Entities
                                                     Formerly, Vice President and Co-Chief Investment Officer (2014 -
                                                     2017) of
                                                       .  Dimensional Fund Advisors Canada ULC
                                                     Formerly, Director of
                                                       .  Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                      QUALIFYING
                                                                                                          FOR
                               NET                                                                     CORPORATE
                           INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                             DIVIDENDS   QUALIFYING
DIMENSIONAL INVESTMENT       INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
GROUP INC.                DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
----------------------    ------------- ------------- ------------- ------- ---------- ------------- ------------- ----------
Global Equity Portfolio..      85%            0%           15%         0%       0%          100%          100%        100%
Global Allocation 60/40
  Portfolio. ............      86%            1%           13%         0%       0%          100%          100%        100%
Global Allocation 25/75
  Portfolio. ............      85%            2%           14%         0%       0%          101%          100%        100%

                                                                        QUALIFYING
                                                                          SHORT-
                              U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DIMENSIONAL INVESTMENT     GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
GROUP INC.                INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
----------------------    ------------ ---------- ---------- ---------- ----------
Global Equity Portfolio..      0%          0%         0%        100%         0%
Global Allocation 60/40
  Portfolio. ............      0%          0%         0%        100%       100%
Global Allocation 25/75
  Portfolio. ............      0%          0%         0%        100%       100%

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 LOGO                                                         DFA103118-025A
                                                                    00218769

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

             Fiscal Year Ended October 31, 2018: $248,494
             Fiscal Year Ended October 31, 2017: $276,920

   (b) Audit-Related Fees

             Fees for Registrant Fiscal Year Ended October 31, 2018: $20,652
                                 Fiscal Year Ended October 31, 2017: $32,855

   For fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and N-14 filings.

        Audit-Related Fees required to be approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                 Fiscal Year Ended October 31, 2018: $205,000
                                 Fiscal Year Ended October 31, 2017: $191,500

   For the fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2 01 of Regulation S X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2017 and the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2018.

   (c) Tax Fees

             Fees for Registrant Fiscal Year Ended October 31, 2018: $58,018
                                 Fiscal Year Ended October 31, 2017: $64,984

   Tax Fees included, for the fiscal years ended October 31, 2018 and October 31, 2017, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

             Fees for Registrant Fiscal Year Ended October 31, 2018: $0
                                 Fiscal Year Ended October 31, 2017: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)  Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

  (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

  (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2018 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                 ---

  (g)    Aggregate Non-Audit Fees

            Fiscal Year Ended October 31, 2018: $1,230,276
            Fiscal Year Ended October 31, 2017: $1,648,772

  (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF RELATIONSHIP TO SERIES OF THE REGISTRANT INVESTMENTS IS PROVIDED

U.S. Large Company Portfolio          Series of Registrant

The U.S. Large Cap Value Series       Master fund for U.S. Large Cap Value
                                      Portfolio II and U.S. Large Cap Value
                                      Portfolio III

 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio and DFA International
                                        Value Portfolio III

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2018

                                                          Shares      Value+
                                                         --------- ------------
COMMON STOCKS -- (98.0%)
COMMUNICATION SERVICES -- (9.9%)
     Activision Blizzard, Inc...........................   283,541 $ 19,578,506
*    Alphabet, Inc., Class A............................   110,971  121,022,753
*    Alphabet, Inc., Class C............................   114,306  123,081,272
     AT&T, Inc.......................................... 2,695,995   82,713,127
     CBS Corp., Class B.................................   125,408    7,192,149
     CenturyLink, Inc...................................   352,925    7,284,372
*    Charter Communications, Inc., Class A..............    66,294   21,238,609
     Comcast Corp., Class A............................. 1,697,523   64,743,527
# *  Discovery, Inc., Class A...........................    59,256    1,919,302
*    Discovery, Inc., Class C...........................   133,544    3,914,175
*    DISH Network Corp., Class A........................    86,288    2,652,493
*    Electronic Arts, Inc...............................   113,632   10,338,239
*    Facebook, Inc., Class A............................   895,329  135,901,989
     Interpublic Group of Cos., Inc. (The)..............   142,439    3,298,887
*    Netflix, Inc.......................................   161,662   48,786,358
     News Corp., Class A................................   139,480    1,839,741
#    News Corp., Class B................................    47,476      633,330
#    Omnicom Group, Inc.................................    83,736    6,223,259
*    Take-Two Interactive Software, Inc.................    42,414    5,465,892
# *  TripAdvisor, Inc...................................    36,918    1,924,905
     Twenty-First Century Fox, Inc., Class A............   392,215   17,853,627
     Twenty-First Century Fox, Inc., Class B............   180,860    8,171,255
*    Twitter, Inc.......................................   267,320    9,289,370
     Verizon Communications, Inc........................ 1,533,969   87,574,290
     Viacom, Inc., Class B..............................   131,434    4,203,259
     Walt Disney Co. (The)..............................   552,134   63,401,547
                                                                   ------------
TOTAL COMMUNICATION SERVICES............................            860,246,233
                                                                   ------------
CONSUMER DISCRETIONARY -- (9.6%)
     Advance Auto Parts, Inc............................    27,790    4,439,730
*    Amazon.com, Inc....................................   152,101  243,058,919
     Aptiv P.L.C........................................    97,866    7,516,109
*    AutoZone, Inc......................................     9,841    7,218,078
     Best Buy Co., Inc..................................    90,727    6,365,406
*    Booking Holdings, Inc..............................    17,631   33,050,720
     BorgWarner, Inc....................................    77,553    3,056,364
# *  CarMax, Inc........................................    66,188    4,494,827
     Carnival Corp......................................   150,531    8,435,757
*    Chipotle Mexican Grill, Inc........................     9,048    4,165,066
     Darden Restaurants, Inc............................    45,963    4,897,358
     Dollar General Corp................................    98,593   10,981,288
*    Dollar Tree, Inc...................................    88,333    7,446,472
     DR Horton, Inc.....................................   126,002    4,531,032
*    eBay, Inc..........................................   345,376   10,026,265
     Expedia Group, Inc.................................    44,143    5,536,856
     Foot Locker, Inc...................................    42,841    2,019,525
     Ford Motor Co...................................... 1,457,462   13,918,762
     Gap, Inc. (The)....................................    79,788    2,178,212
     Garmin, Ltd........................................    44,864    2,968,202
     General Motors Co..................................   487,429   17,835,027
     Genuine Parts Co...................................    54,531    5,339,675
     Goodyear Tire & Rubber Co. (The)...................    87,808    1,849,236
#    H&R Block, Inc.....................................    75,396    2,001,010
#    Hanesbrands, Inc...................................   133,025    2,282,709
#    Harley-Davidson, Inc...............................    61,287    2,342,389

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#    Hasbro, Inc........................................    43,362 $  3,976,729
     Hilton Worldwide Holdings, Inc.....................   110,717    7,879,729
     Home Depot, Inc. (The).............................   424,758   74,706,437
     Kohl's Corp........................................    61,720    4,674,056
#    L Brands, Inc......................................    84,769    2,748,211
#    Leggett & Platt, Inc...............................    48,112    1,746,947
     Lennar Corp., Class A..............................   108,318    4,655,508
*    LKQ Corp...........................................   118,259    3,224,923
     Lowe's Cos., Inc...................................   301,258   28,685,787
     Macy's, Inc........................................   115,326    3,954,528
     Marriott International, Inc., Class A..............   107,070   12,515,412
# *  Mattel, Inc........................................   129,376    1,756,926
     McDonald's Corp....................................   288,013   50,949,500
     MGM Resorts International..........................   190,573    5,084,488
*    Michael Kors Holdings, Ltd.........................    55,171    3,057,025
*    Mohawk Industries, Inc.............................    23,621    2,946,247
#    Newell Brands, Inc.................................   161,405    2,563,111
     NIKE, Inc., Class B................................   475,600   35,689,024
#    Nordstrom, Inc.....................................    42,453    2,792,134
*    Norwegian Cruise Line Holdings, Ltd................    74,708    3,292,382
*    O'Reilly Automotive, Inc...........................    29,913    9,594,595
     PulteGroup, Inc....................................    98,140    2,411,300
     PVH Corp...........................................    28,438    3,435,026
     Ralph Lauren Corp..................................    20,318    2,633,416
     Ross Stores, Inc...................................   139,663   13,826,637
     Royal Caribbean Cruises, Ltd.......................    63,690    6,670,254
     Starbucks Corp.....................................   500,880   29,186,278
     Tapestry, Inc......................................   106,277    4,496,580
     Target Corp........................................   195,521   16,351,421
     Tiffany & Co.......................................    40,452    4,502,308
     TJX Cos., Inc. (The)...............................   232,385   25,534,464
     Tractor Supply Co..................................    45,685    4,197,995
*    Ulta Salon Cosmetics & Fragrance, Inc..............    20,993    5,762,998
# *  Under Armour, Inc., Class A........................    71,087    1,571,734
# *  Under Armour, Inc., Class C........................    71,826    1,424,310
     VF Corp............................................   120,690   10,002,787
#    Whirlpool Corp.....................................    23,612    2,591,653
     Wynn Resorts, Ltd..................................    36,306    3,652,384
     Yum! Brands, Inc...................................   117,835   10,653,462
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY............................            833,353,700
                                                                   ------------
CONSUMER STAPLES -- (7.2%)
     Altria Group, Inc..................................   699,865   45,519,220
     Archer-Daniels-Midland Co..........................   207,162    9,788,404
     Brown-Forman Corp., Class B........................    62,578    2,899,865
#    Campbell Soup Co...................................    70,729    2,645,972
#    Church & Dwight Co., Inc...........................    90,639    5,381,237
#    Clorox Co. (The)...................................    47,317    7,024,209
     Coca-Cola Co. (The)................................ 1,420,996   68,037,288
     Colgate-Palmolive Co...............................   321,462   19,143,062
     Conagra Brands, Inc................................   144,694    5,151,106
     Constellation Brands, Inc., Class A................    62,488   12,449,484
     Costco Wholesale Corp..............................   162,839   37,229,881
#    Coty, Inc., Class A................................   165,827    1,749,475
     Estee Lauder Cos., Inc. (The), Class A.............    82,953   11,401,060
     General Mills, Inc.................................   221,285    9,692,283
     Hershey Co. (The)..................................    52,165    5,589,480
#    Hormel Foods Corp..................................   101,714    4,438,799
#    JM Smucker Co. (The)...............................    41,854    4,533,625

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         Shares      Value+
                                                        --------- ------------
CONSUMER STAPLES -- (Continued)
#   Kellogg Co.........................................    93,966 $  6,152,894
    Kimberly-Clark Corp................................   129,309   13,486,929
    Kraft Heinz Co. (The)..............................   230,881   12,691,529
    Kroger Co. (The)...................................   295,807    8,803,216
#   McCormick & Co., Inc. Non-Voting...................    44,932    6,470,208
    Molson Coors Brewing Co., Class B..................    69,046    4,418,944
    Mondelez International, Inc., Class A..............   544,456   22,856,263
*   Monster Beverage Corp..............................   147,710    7,806,474
    PepsiCo, Inc.......................................   525,063   59,006,580
    Philip Morris International, Inc...................   577,106   50,825,725
    Procter & Gamble Co. (The).........................   924,093   81,948,567
    Sysco Corp.........................................   176,922   12,619,846
    Tyson Foods, Inc., Class A.........................   109,715    6,574,123
    Walgreens Boots Alliance, Inc......................   313,165   24,981,172
    Walmart, Inc.......................................   532,769   53,426,075
                                                                  ------------
TOTAL CONSUMER STAPLES.................................            624,742,995
                                                                  ------------
ENERGY -- (5.6%)
    Anadarko Petroleum Corp............................   190,835   10,152,422
#   Apache Corp........................................   142,220    5,380,183
#   Baker Hughes a GE Co...............................   153,079    4,085,678
#   Cabot Oil & Gas Corp...............................   165,109    4,000,591
    Chevron Corp.......................................   711,364   79,423,791
#   Cimarex Energy Co..................................    35,027    2,783,596
*   Concho Resources, Inc..............................    74,358   10,342,454
    ConocoPhillips.....................................   431,573   30,166,953
    Devon Energy Corp..................................   188,918    6,120,943
    EOG Resources, Inc.................................   215,400   22,690,236
    EQT Corp...........................................    98,023    3,329,841
    Exxon Mobil Corp................................... 1,571,789  125,240,147
    Halliburton Co.....................................   326,902   11,336,961
    Helmerich & Payne, Inc.............................    40,123    2,499,262
    Hess Corp..........................................    93,471    5,365,235
    HollyFrontier Corp.................................    60,181    4,058,607
    Kinder Morgan, Inc.................................   705,453   12,006,810
    Marathon Oil Corp..................................   315,482    5,991,003
    Marathon Petroleum Corp............................   249,082   17,547,827
    National Oilwell Varco, Inc........................   141,185    5,195,608
*   Newfield Exploration Co............................    74,523    1,505,365
    Noble Energy, Inc..................................   178,799    4,443,155
    Occidental Petroleum Corp..........................   283,938   19,043,722
    ONEOK, Inc.........................................   152,581   10,009,314
    Phillips 66........................................   158,678   16,315,272
    Pioneer Natural Resources Co.......................    62,963    9,272,561
    Schlumberger, Ltd..................................   513,850   26,365,643
    TechnipFMC P.L.C...................................   158,189    4,160,371
    Valero Energy Corp.................................   158,904   14,474,565
    Williams Cos., Inc. (The)..........................   449,040   10,925,143
                                                                  ------------
TOTAL ENERGY...........................................            484,233,259
                                                                  ------------
FINANCIALS -- (13.3%)
    Affiliated Managers Group, Inc.....................    19,509    2,217,393
    Aflac, Inc.........................................   284,663   12,260,435
    Allstate Corp. (The)...............................   128,556   12,305,380
    American Express Co................................   262,173   26,933,032
    American International Group, Inc..................   330,126   13,630,903
    Ameriprise Financial, Inc..........................    52,674    6,702,240
    Aon P.L.C..........................................    90,109   14,073,224

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         Shares      Value+
                                                        --------- ------------
FINANCIALS -- (Continued)
    Arthur J Gallagher & Co............................    67,732 $  5,012,845
    Assurant, Inc......................................    19,602    1,905,510
    Bank of America Corp............................... 3,448,540   94,834,850
    Bank of New York Mellon Corp. (The)................   341,747   16,174,886
    BB&T Corp..........................................   287,886   14,152,476
*   Berkshire Hathaway, Inc., Class B..................   723,719  148,565,036
    BlackRock, Inc.....................................    45,497   18,718,376
*   Brighthouse Financial, Inc.........................    44,223    1,752,558
    Capital One Financial Corp.........................   177,678   15,866,645
    Cboe Global Markets, Inc...........................    41,650    4,700,203
    Charles Schwab Corp. (The).........................   447,076   20,672,794
    Chubb, Ltd.........................................   171,983   21,482,397
    Cincinnati Financial Corp..........................    55,809    4,388,820
    Citigroup, Inc.....................................   934,282   61,158,100
    Citizens Financial Group, Inc......................   176,610    6,596,384
    CME Group, Inc.....................................   126,189   23,122,872
    Comerica, Inc......................................    64,096    5,227,670
    Discover Financial Services........................   127,229    8,864,044
*   E*TRADE Financial Corp.............................    96,046    4,746,593
    Everest Re Group, Ltd..............................    15,051    3,279,011
    Fifth Third Bancorp................................   247,414    6,677,704
#   Franklin Resources, Inc............................   113,504    3,461,872
    Goldman Sachs Group, Inc. (The)....................   130,355   29,378,106
    Hartford Financial Services Group, Inc. (The)......   133,751    6,074,970
#   Huntington Bancshares, Inc.........................   406,454    5,824,486
    Intercontinental Exchange, Inc.....................   212,929   16,404,050
    Invesco, Ltd.......................................   150,821    3,274,324
    Jefferies Financial Group, Inc.....................   107,600    2,310,172
    JPMorgan Chase & Co................................ 1,247,718  136,026,216
    KeyCorp............................................   390,330    7,088,393
    Lincoln National Corp..............................    80,599    4,851,254
    Loews Corp.........................................   103,246    4,807,134
    M&T Bank Corp......................................    53,618    8,868,953
    Marsh & McLennan Cos., Inc.........................   186,857   15,836,131
    MetLife, Inc.......................................   369,533   15,221,064
    Moody's Corp.......................................    62,281    9,060,640
    Morgan Stanley.....................................   492,418   22,483,806
    MSCI, Inc..........................................    32,733    4,922,389
    Nasdaq, Inc........................................    43,288    3,753,503
    Northern Trust Corp................................    82,905    7,798,873
    People's United Financial, Inc.....................   137,891    2,159,373
    PNC Financial Services Group, Inc. (The)...........   172,473   22,161,056
    Principal Financial Group, Inc.....................    97,389    4,584,100
    Progressive Corp. (The)............................   216,552   15,093,674
    Prudential Financial, Inc..........................   154,306   14,470,817
    Raymond James Financial, Inc.......................    48,805    3,742,855
    Regions Financial Corp.............................   408,094    6,925,355
    S&P Global, Inc....................................    93,122   16,978,003
    State Street Corp..................................   140,877    9,685,294
    SunTrust Banks, Inc................................   171,668   10,756,717
*   SVB Financial Group................................    19,810    4,699,526
    Synchrony Financial................................   253,016    7,307,102
    T Rowe Price Group, Inc............................    89,872    8,716,685
    Torchmark Corp.....................................    38,555    3,264,066
    Travelers Cos., Inc. (The).........................    99,323   12,428,287
    U.S. Bancorp.......................................   568,613   29,721,402
    Unum Group.........................................    81,125    2,941,593
    Wells Fargo & Co................................... 1,609,179   85,656,598
    Willis Towers Watson P.L.C.........................    48,415    6,931,091

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          Shares       Value+
                                                         --------- --------------
FINANCIALS -- (Continued)
#    Zions Bancorp NA...................................    73,065 $    3,437,708
                                                                   --------------
TOTAL FINANCIALS........................................            1,155,130,019
                                                                   --------------
HEALTHCARE -- (14.8%)
     Abbott Laboratories................................   651,286     44,899,657
     AbbVie, Inc........................................   562,169     43,764,857
*    ABIOMED, Inc.......................................    16,663      5,685,416
     Aetna, Inc.........................................   121,640     24,133,376
     Agilent Technologies, Inc..........................   118,009      7,645,803
*    Alexion Pharmaceuticals, Inc.......................    82,486      9,244,206
*    Align Technology, Inc..............................    27,139      6,003,147
     Allergan P.L.C.....................................   118,477     18,720,551
     AmerisourceBergen Corp.............................    59,360      5,223,680
     Amgen, Inc.........................................   240,298     46,327,051
     Anthem, Inc........................................    96,508     26,594,709
     Baxter International, Inc..........................   184,629     11,541,159
     Becton Dickinson and Co............................    99,442     22,921,381
*    Biogen, Inc........................................    74,822     22,766,090
*    Boston Scientific Corp.............................   514,133     18,580,767
     Bristol-Myers Squibb Co............................   606,137     30,634,164
     Cardinal Health, Inc...............................   115,408      5,839,645
*    Celgene Corp.......................................   261,121     18,696,264
*    Centene Corp.......................................    76,465      9,964,919
*    Cerner Corp........................................   122,160      6,997,325
     Cigna Corp.........................................    90,430     19,334,838
     Cooper Cos., Inc. (The)............................    18,351      4,740,247
     CVS Health Corp....................................   378,089     27,369,863
     Danaher Corp.......................................   228,821     22,744,807
*    DaVita, Inc........................................    47,097      3,171,512
     DENTSPLY SIRONA, Inc...............................    81,270      2,814,380
*    Edwards Lifesciences Corp..........................    77,435     11,429,406
     Eli Lilly & Co.....................................   354,861     38,481,127
*    Express Scripts Holding Co.........................   209,209     20,286,997
     Gilead Sciences, Inc...............................   481,263     32,812,511
     HCA Healthcare, Inc................................   100,249     13,386,249
# *  Henry Schein, Inc..................................    56,473      4,687,259
*    Hologic, Inc.......................................   100,931      3,935,300
     Humana, Inc........................................    51,006     16,342,832
*    IDEXX Laboratories, Inc............................    32,044      6,797,173
*    Illumina, Inc......................................    54,476     16,950,207
*    Incyte Corp........................................    65,162      4,223,801
*    Intuitive Surgical, Inc............................    42,258     22,024,024
*    IQVIA Holdings, Inc................................    59,772      7,347,772
     Johnson & Johnson..................................   995,965    139,425,140
*    Laboratory Corp. of America Holdings...............    38,012      6,102,827
     McKesson Corp......................................    73,904      9,220,263
     Medtronic P.L.C....................................   501,373     45,033,323
     Merck & Co., Inc...................................   987,341     72,678,171
*    Mettler-Toledo International, Inc..................     9,434      5,158,700
*    Mylan NV...........................................   192,428      6,013,375
*    Nektar Therapeutics................................    64,038      2,476,990
#    PerkinElmer, Inc...................................    40,975      3,543,518
#    Perrigo Co. P.L.C..................................    46,549      3,272,395
     Pfizer, Inc........................................ 2,176,290     93,711,047
     Quest Diagnostics, Inc.............................    51,104      4,809,397
*    Regeneron Pharmaceuticals, Inc.....................    28,662      9,723,297
     ResMed, Inc........................................    53,042      5,618,209
     Stryker Corp.......................................   115,276     18,700,073
     Thermo Fisher Scientific, Inc......................   149,588     34,951,236

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          Shares       Value+
                                                         --------- --------------
HEALTHCARE -- (Continued)
     UnitedHealth Group, Inc............................   357,315 $   93,384,275
     Universal Health Services, Inc., Class B...........    31,911      3,879,101
*    Varian Medical Systems, Inc........................    34,178      4,079,828
*    Vertex Pharmaceuticals, Inc........................    94,932     16,087,177
*    Waters Corp........................................    28,615      5,427,979
*    WellCare Health Plans, Inc.........................    18,556      5,121,270
     Zimmer Biomet Holdings, Inc........................    75,248      8,547,420
     Zoetis, Inc........................................   179,292     16,163,174
                                                                   --------------
TOTAL HEALTHCARE........................................            1,278,192,657
                                                                   --------------
INDUSTRIALS -- (9.1%)
     3M Co..............................................   217,778     41,434,442
#    Alaska Air Group, Inc..............................    46,445      2,852,652
#    Allegion P.L.C.....................................    35,807      3,069,734
#    American Airlines Group, Inc.......................   152,179      5,338,439
     AMETEK, Inc........................................    86,665      5,813,488
     AO Smith Corp......................................    53,076      2,416,550
     Arconic, Inc.......................................   160,921      3,271,524
     Boeing Co. (The)...................................   198,354     70,387,900
     Caterpillar, Inc...................................   220,783     26,785,394
     CH Robinson Worldwide, Inc.........................    51,542      4,588,784
#    Cintas Corp........................................    31,779      5,779,647
# *  Copart, Inc........................................    76,771      3,754,870
     CSX Corp...........................................   303,058     20,868,574
     Cummins, Inc.......................................    55,787      7,625,525
     Deere & Co.........................................   119,462     16,179,933
     Delta Air Lines, Inc...............................   233,734     12,792,262
     Dover Corp.........................................    54,843      4,543,194
     Eaton Corp. P.L.C..................................   160,338     11,491,424
     Emerson Electric Co................................   233,424     15,844,821
     Equifax, Inc.......................................    44,449      4,508,907
     Expeditors International of Washington, Inc........    64,596      4,339,559
#    Fastenal Co........................................   105,800      5,439,178
     FedEx Corp.........................................    90,371     19,912,346
#    Flowserve Corp.....................................    47,632      2,186,309
     Fluor Corp.........................................    51,525      2,259,887
#    Fortive Corp.......................................   113,783      8,448,388
     Fortune Brands Home & Security, Inc................    53,315      2,390,111
     General Dynamics Corp..............................   103,440     17,851,675
     General Electric Co................................ 3,226,537     32,588,024
     Harris Corp........................................    43,665      6,493,422
     Honeywell International, Inc.......................   275,692     39,925,715
     Huntington Ingalls Industries, Inc.................    16,032      3,502,671
*    IHS Markit, Ltd....................................   132,930      6,982,813
     Illinois Tool Works, Inc...........................   114,635     14,623,987
     Ingersoll-Rand P.L.C...............................    90,978      8,728,429
     Jacobs Engineering Group, Inc......................    43,827      3,290,969
     JB Hunt Transport Services, Inc....................    32,480      3,592,613
     Johnson Controls International P.L.C...............   341,971     10,932,813
     Kansas City Southern...............................    37,546      3,828,190
     L3 Technologies, Inc...............................    29,001      5,494,819
     Lockheed Martin Corp...............................    92,066     27,053,594
     Masco Corp.........................................   114,179      3,425,370
     Nielsen Holdings P.L.C.............................   132,267      3,436,297
     Norfolk Southern Corp..............................   104,037     17,460,530
     Northrop Grumman Corp..............................    64,643     16,933,234
     PACCAR, Inc........................................   129,959      7,434,954
     Parker-Hannifin Corp...............................    49,029      7,434,267
     Pentair P.L.C......................................    61,166      2,455,815

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
INDUSTRIALS -- (Continued)
*    Quanta Services, Inc...............................    54,838 $  1,710,946
     Raytheon Co........................................   105,955   18,546,363
     Republic Services, Inc.............................    80,940    5,882,719
*    Resideo Technologies, Inc..........................    45,949      967,219
     Robert Half International, Inc.....................    45,093    2,729,479
     Rockwell Automation, Inc...........................    45,731    7,533,268
     Rockwell Collins, Inc..............................    60,834    7,787,969
     Rollins, Inc.......................................    36,321    2,150,203
     Roper Technologies, Inc............................    38,535   10,901,552
#    Snap-on, Inc.......................................    20,675    3,182,710
     Southwest Airlines Co..............................   191,486    9,401,963
     Stanley Black & Decker, Inc........................    56,371    6,568,349
# *  Stericycle, Inc....................................    32,136    1,605,836
     Textron, Inc.......................................    92,235    4,946,563
# *  TransDigm Group, Inc...............................    17,953    5,928,978
     Union Pacific Corp.................................   274,535   40,142,508
*    United Continental Holdings, Inc...................    85,023    7,270,317
     United Parcel Service, Inc., Class B...............   257,458   27,429,575
*    United Rentals, Inc................................    30,708    3,687,110
     United Technologies Corp...........................   279,312   34,693,344
*    Verisk Analytics, Inc..............................    61,156    7,328,935
     Waste Management, Inc..............................   146,324   13,091,608
#    WW Grainger, Inc...................................    16,883    4,794,266
     Xylem, Inc.........................................    67,012    4,394,647
                                                                   ------------
TOTAL INDUSTRIALS.......................................            790,470,470
                                                                   ------------
INFORMATION TECHNOLOGY -- (20.4%)
     Accenture P.L.C., Class A..........................   237,876   37,494,015
*    Adobe, Inc.........................................   181,786   44,675,727
# *  Advanced Micro Devices, Inc........................   318,534    5,800,504
*    Akamai Technologies, Inc...........................    62,515    4,516,709
     Alliance Data Systems Corp.........................    17,473    3,602,583
     Amphenol Corp., Class A............................   111,059    9,939,780
     Analog Devices, Inc................................   138,001   11,552,064
*    ANSYS, Inc.........................................    31,044    4,642,630
     Apple, Inc......................................... 1,703,441  372,815,097
     Applied Materials, Inc.............................   365,315   12,011,557
*    Arista Networks, Inc...............................    19,170    4,415,809
*    Autodesk, Inc......................................    81,417   10,523,147
     Automatic Data Processing, Inc.....................   162,637   23,432,739
     Broadcom, Inc......................................   160,315   35,828,799
     Broadridge Financial Solutions, Inc................    42,797    5,004,681
     CA, Inc............................................   116,891    5,185,285
*    Cadence Design Systems, Inc........................   106,032    4,725,846
     Cisco Systems, Inc................................. 1,697,094   77,642,050
*    Citrix Systems, Inc................................    47,953    4,913,744
     Cognizant Technology Solutions Corp., Class A......   215,503   14,876,172
     Corning, Inc.......................................   300,759    9,609,250
     DXC Technology Co..................................   104,395    7,603,088
*    F5 Networks, Inc...................................    22,642    3,968,690
     Fidelity National Information Services, Inc........   122,501   12,752,354
*    Fiserv, Inc........................................   150,243   11,914,270
*    FleetCor Technologies, Inc.........................    32,654    6,531,780
     FLIR Systems, Inc..................................    51,616    2,390,337
*    Fortinet, Inc......................................    53,373    4,386,193
*    Gartner, Inc.......................................    33,488    4,940,150
     Global Payments, Inc...............................    58,824    6,719,466
     Hewlett Packard Enterprise Co......................   546,424    8,332,966
     HP, Inc............................................   587,864   14,191,037

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          Shares       Value+
                                                         --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Intel Corp......................................... 1,711,820 $   80,250,122
     International Business Machines Corp...............   338,862     39,114,841
     Intuit, Inc........................................    96,070     20,270,770
# *  IPG Photonics Corp.................................    13,122      1,752,443
     Juniper Networks, Inc..............................   128,925      3,773,635
     KLA-Tencor Corp....................................    58,090      5,317,559
     Lam Research Corp..................................    58,510      8,292,622
     Mastercard, Inc., Class A..........................   338,688     66,948,457
#    Microchip Technology, Inc..........................    87,194      5,735,621
*    Micron Technology, Inc.............................   429,794     16,211,830
     Microsoft Corp..................................... 2,846,802    304,066,922
     Motorola Solutions, Inc............................    60,528      7,418,312
     NetApp, Inc........................................    96,266      7,555,918
     NVIDIA Corp........................................   225,718     47,588,126
     Oracle Corp........................................ 1,049,374     51,251,426
     Paychex, Inc.......................................   118,895      7,786,434
*    PayPal Holdings, Inc...............................   439,566     37,007,062
*    Qorvo, Inc.........................................    47,192      3,469,084
#    QUALCOMM, Inc......................................   522,340     32,849,963
*    Red Hat, Inc.......................................    65,773     11,289,278
*    salesforce.com, Inc................................   280,923     38,553,872
#    Seagate Technology P.L.C...........................    97,035      3,903,718
     Skyworks Solutions, Inc............................    66,167      5,740,649
     Symantec Corp......................................   232,709      4,223,668
*    Synopsys, Inc......................................    54,852      4,910,900
     TE Connectivity, Ltd...............................   129,256      9,748,487
     Texas Instruments, Inc.............................   360,963     33,508,195
     Total System Services, Inc.........................    61,804      5,633,435
*    VeriSign, Inc......................................    39,836      5,678,223
#    Visa, Inc., Class A................................   659,579     90,922,965
     Western Digital Corp...............................   108,181      4,659,356
#    Western Union Co. (The)............................   166,065      2,995,813
     Xerox Corp.........................................    83,189      2,318,477
     Xilinx, Inc........................................    93,947      8,020,255
                                                                   --------------
TOTAL INFORMATION TECHNOLOGY............................            1,765,706,957
                                                                   --------------
MATERIALS -- (2.3%)
     Air Products & Chemicals, Inc......................    81,230     12,537,850
#    Albemarle Corp.....................................    40,109      3,979,615
     Avery Dennison Corp................................    32,123      2,914,199
#    Ball Corp..........................................   128,301      5,747,885
#    CF Industries Holdings, Inc........................    86,236      4,141,915
     DowDuPont, Inc.....................................   856,607     46,188,249
     Eastman Chemical Co................................    52,426      4,107,577
     Ecolab, Inc........................................    94,434     14,462,567
     FMC Corp...........................................    49,941      3,899,393
     Freeport-McMoRan, Inc..............................   538,016      6,267,886
#    International Flavors & Fragrances, Inc............    37,444      5,416,649
     International Paper Co.............................   151,137      6,855,574
#    Linde P.L.C........................................   106,780     17,668,887
     LyondellBasell Industries NV, Class A..............   118,976     10,620,988
#    Martin Marietta Materials, Inc.....................    23,244      3,981,232
     Mosaic Co. (The)...................................   130,923      4,050,758
     Newmont Mining Corp................................   197,137      6,095,476
     Nucor Corp.........................................   118,182      6,986,920
     Packaging Corp. of America.........................    34,827      3,197,467
#    PPG Industries, Inc................................    89,862      9,443,598
#    Sealed Air Corp....................................    58,364      1,888,659
     Sherwin-Williams Co. (The).........................    30,430     11,973,292

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        Shares     Value+
                                                        ------- ------------
MATERIALS -- (Continued)
#   Vulcan Materials Co................................  49,093 $  4,965,266
    WestRock Co........................................  94,039    4,040,856
                                                                ------------
TOTAL MATERIALS........................................          201,432,758
                                                                ------------
REAL ESTATE -- (2.8%)
#   Alexandria Real Estate Equities, Inc...............  39,268    4,799,728
    American Tower Corp................................ 163,659   25,499,709
    Apartment Investment & Management Co., Class A.....  58,595    2,521,929
    AvalonBay Communities, Inc.........................  51,359    9,007,341
    Boston Properties, Inc.............................  57,011    6,884,648
*   CBRE Group, Inc., Class A.......................... 117,336    4,727,467
    Crown Castle International Corp.................... 154,400   16,789,456
    Digital Realty Trust, Inc..........................  76,541    7,903,624
    Duke Realty Corp................................... 131,695    3,630,831
    Equinix, Inc.......................................  29,446   11,152,378
    Equity Residential................................. 137,134    8,908,225
    Essex Property Trust, Inc..........................  24,700    6,194,266
    Extra Space Storage, Inc...........................  47,089    4,240,835
    Federal Realty Investment Trust....................  27,502    3,411,623
    HCP, Inc........................................... 175,809    4,843,538
    Host Hotels & Resorts, Inc......................... 276,650    5,286,782
    Iron Mountain, Inc................................. 104,981    3,213,468
#   Kimco Realty Corp.................................. 159,494    2,566,258
    Macerich Co. (The).................................  39,219    2,024,485
    Mid-America Apartment Communities, Inc.............  42,738    4,175,930
    Prologis, Inc...................................... 233,210   15,035,049
    Public Storage.....................................  55,477   11,398,859
#   Realty Income Corp................................. 107,693    6,490,657
    Regency Centers Corp...............................  62,912    3,986,104
*   SBA Communications Corp............................  42,845    6,948,174
    Simon Property Group, Inc.......................... 114,793   21,066,811
    SL Green Realty Corp...............................  32,602    2,975,259
#   UDR, Inc........................................... 100,413    3,935,186
    Ventas, Inc........................................ 131,476    7,630,867
    Vornado Realty Trust...............................  63,684    4,335,607
#   Welltower, Inc..................................... 138,850    9,173,820
    Weyerhaeuser Co.................................... 282,934    7,534,532
                                                                ------------
TOTAL REAL ESTATE......................................          238,293,446
                                                                ------------
UTILITIES -- (3.0%)
    AES Corp........................................... 243,780    3,554,312
    Alliant Energy Corp................................  86,011    3,696,753
    Ameren Corp........................................  90,729    5,859,279
    American Electric Power Co., Inc................... 183,296   13,446,594
    American Water Works Co., Inc......................  67,494    5,975,244
    CenterPoint Energy, Inc............................ 182,056    4,917,332
#   CMS Energy Corp.................................... 105,361    5,217,477
    Consolidated Edison, Inc........................... 115,512    8,778,912
#   Dominion Energy, Inc............................... 242,709   17,334,277
#   DTE Energy Co......................................  67,885    7,630,274
    Duke Energy Corp................................... 264,460   21,852,330
    Edison International............................... 120,981    8,394,872
    Entergy Corp.......................................  66,896    5,615,919
    Evergy, Inc........................................ 101,307    5,672,179
#   Eversource Energy.................................. 117,857    7,455,634
    Exelon Corp........................................ 358,776   15,717,976
#   FirstEnergy Corp................................... 180,460    6,727,549
    NextEra Energy, Inc................................ 175,283   30,236,317

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
UTILITIES -- (Continued)
       NiSource, Inc.................................    134,796 $    3,418,427
       NRG Energy, Inc...............................    111,693      4,042,170
       PG&E Corp.....................................    191,286      8,954,098
       Pinnacle West Capital Corp....................     42,086      3,461,573
       PPL Corp......................................    259,312      7,883,085
       Public Service Enterprise Group, Inc..........    186,681      9,974,366
       SCANA Corp....................................     52,044      2,084,362
#      Sempra Energy.................................    101,535     11,181,034
       Southern Co. (The)............................    377,080     16,979,912
       WEC Energy Group, Inc.........................    117,075      8,007,930
       Xcel Energy, Inc..............................    189,257      9,275,486
                                                                 --------------
TOTAL UTILITIES......................................               263,345,673
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,495,148,167
                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional U.S. Government
         Money Market Fund 2.090%.................... 11,282,028     11,282,028
                                                                 --------------

SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund................ 14,177,776    164,036,867
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,949,404,614).............................            $8,670,467,062
                                                                 ==============

P.L.C. Public Limited Company

+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.

As of October 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position Contracts:
S&P 500(R) Emini Index...    131     12/21/18  $17,681,628 $17,757,705    $76,077
                                               ----------- -----------    -------
Total Futures Contracts..                      $17,681,628 $17,757,705    $76,077
                                               =========== ===========    =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Common Stocks
   Communication Services........ $  860,246,233   --      --    $  860,246,233
   Consumer Discretionary........    833,353,700   --      --       833,353,700
   Consumer Staples..............    624,742,995   --      --       624,742,995
   Energy........................    484,233,259   --      --       484,233,259
   Financials....................  1,155,130,019   --      --     1,155,130,019
   Healthcare....................  1,278,192,657   --      --     1,278,192,657
   Industrials...................    790,470,470   --      --       790,470,470
   Information Technology........  1,765,706,957   --      --     1,765,706,957
   Materials.....................    201,432,758   --      --       201,432,758

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                         Investments in Securities (Market Value)
                                    --------------------------------------------------
                                       Level 1       Level 2    Level 3     Total
                                    -------------- ------------ ------- --------------
   Real Estate..................... $  238,293,446           --   --    $  238,293,446
   Utilities.......................    263,345,673           --   --       263,345,673
Temporary Cash Investments.........     11,282,028           --   --        11,282,028
Securities Lending Collateral......             -- $164,036,867   --       164,036,867
Futures Contracts**................         76,077           --   --            76,077
                                    -------------- ------------   --    --------------
TOTAL.............................. $8,506,506,272 $164,036,867   --    $8,670,543,139
                                    ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               SHARES       VALUE+
                                                             ---------- --------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
#    Altice USA, Inc., Class A..............................    563,636 $    9,192,903
     AT&T, Inc.............................................. 34,933,504  1,071,759,903
#    CenturyLink, Inc.......................................  6,106,226    126,032,505
*    Charter Communications, Inc., Class A..................    962,932    308,494,525
     Comcast Corp., Class A................................. 21,585,011    823,252,320
# *  Discovery, Inc., Class A...............................  1,025,284     33,208,949
*    Discovery, Inc., Class C...............................  1,223,939     35,873,652
*    DISH Network Corp., Class A............................    222,140      6,828,584
# *  Liberty Broadband Corp., Class A.......................     27,366      2,265,631
# *  Liberty Broadband Corp., Class C.......................    172,660     14,318,694
*    Liberty Media Corp.-Liberty Braves, Class A............     13,703        353,537
# *  Liberty Media Corp.-Liberty Braves, Class C............     24,606        637,295
# *  Liberty Media Corp.-Liberty Formula One, Class A.......     39,281      1,244,815
# *  Liberty Media Corp.-Liberty Formula One, Class C.......     78,562      2,598,831
*    Liberty Media Corp.-Liberty SiriusXM, Class A..........    157,126      6,479,876
*    Liberty Media Corp.-Liberty SiriusXM, Class C..........    314,252     12,969,180
*    Madison Square Garden Co. (The), Class A...............     12,058      3,335,484
     News Corp., Class A....................................    527,829      6,962,064
     News Corp., Class B....................................     64,856        865,179
# *  Sprint Corp............................................  2,014,058     12,326,035
*    T-Mobile US, Inc.......................................    994,098     68,145,418
#    Viacom, Inc., Class A..................................      4,879        172,570
     Viacom, Inc., Class B..................................  1,347,805     43,102,804
                                                             ---------- --------------
TOTAL COMMUNICATION SERVICES................................             2,590,420,754
                                                                        --------------
CONSUMER DISCRETIONARY -- (6.6%)
     Advance Auto Parts, Inc................................    259,412     41,443,661
     Aramark................................................    169,551      6,090,272
#    Autoliv, Inc...........................................    418,017     34,837,537
# *  AutoNation, Inc........................................    113,565      4,597,111
     BorgWarner, Inc........................................  1,084,164     42,726,903
     Carnival Corp..........................................  1,281,250     71,801,250
*    Dollar Tree, Inc.......................................    675,750     56,965,725
     DR Horton, Inc.........................................  3,053,585    109,806,916
#    Foot Locker, Inc.......................................    448,237     21,129,892
     Ford Motor Co.......................................... 16,051,999    153,296,590
#    Gap, Inc. (The)........................................    360,971      9,854,508
     Garmin, Ltd............................................    531,136     35,139,958
# *  GCI Liberty, Inc., Class A.............................     59,566      2,819,259
     General Motors Co......................................  6,055,833    221,582,929
     Gentex Corp............................................  1,387,044     29,197,276
     Goodyear Tire & Rubber Co. (The).......................  1,549,233     32,626,847
#    Harley-Davidson, Inc...................................    161,981      6,190,914
     Hyatt Hotels Corp., Class A............................    139,548      9,656,722
#    Kohl's Corp............................................  1,636,864    123,959,711
     Lear Corp..............................................    347,852     46,229,531
     Lennar Corp., Class A..................................  1,163,622     50,012,473
#    Lennar Corp., Class B..................................     37,985      1,358,723
*    LKQ Corp...............................................  1,167,836     31,846,888
#    Macy's, Inc............................................  2,356,380     80,800,270
#    MGM Resorts International..............................  2,471,336     65,935,244
*    Mohawk Industries, Inc.................................    582,542     72,660,464
#    Newell Brands, Inc.....................................    686,895     10,907,893

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Norwegian Cruise Line Holdings, Ltd....................  1,519,001 $   66,942,374
#    PulteGroup, Inc........................................  2,391,049     58,748,074
     PVH Corp...............................................    445,706     53,836,828
*    Qurate Retail, Inc.....................................  2,762,021     60,598,741
     Ralph Lauren Corp......................................    326,288     42,290,188
     Royal Caribbean Cruises, Ltd...........................  1,271,015    133,113,401
*    Skechers U.S.A., Inc., Class A.........................    187,666      5,361,618
     Target Corp............................................  1,192,437     99,723,506
     Toll Brothers, Inc.....................................    338,804     11,404,143
# *  Veoneer, Inc...........................................    413,217     13,875,827
#    Whirlpool Corp.........................................    544,837     59,801,309
                                                             ---------- --------------
TOTAL CONSUMER DISCRETIONARY                                             1,979,171,476
                                                                        --------------
CONSUMER STAPLES -- (5.1%)
     Archer-Daniels-Midland Co..............................  1,338,015     63,221,209
     Bunge, Ltd.............................................    586,005     36,215,109
     Conagra Brands, Inc....................................    318,123     11,325,174
#    Coty, Inc., Class A....................................    419,572      4,426,485
     Ingredion, Inc.........................................    146,985     14,871,942
#    JM Smucker Co. (The)...................................    897,022     97,165,423
     Kraft Heinz Co. (The)..................................  1,012,962     55,682,521
     Kroger Co. (The).......................................  1,465,393     43,610,096
     Molson Coors Brewing Co., Class B......................  1,011,979     64,766,656
     Mondelez International, Inc., Class A..................  3,672,444    154,169,199
# *  Post Holdings, Inc.....................................    394,384     34,871,433
     Seaboard Corp..........................................         13         50,245
     Tyson Foods, Inc., Class A.............................  1,959,828    117,432,894
*    US Foods Holding Corp..................................  1,025,749     29,921,098
     Walgreens Boots Alliance, Inc..........................  3,095,947    246,963,692
     Walmart, Inc...........................................  5,346,820    536,179,110
                                                             ---------- --------------
TOTAL CONSUMER STAPLES......................................             1,510,872,286
                                                                        --------------
ENERGY -- (14.2%)
     Anadarko Petroleum Corp................................    999,792     53,188,934
# *  Antero Resources Corp..................................    415,575      6,603,487
#    Apache Corp............................................  2,116,853     80,080,549
*    Apergy Corp............................................    273,105     10,648,364
#    Baker Hughes a GE Co...................................  1,033,235     27,577,042
# *  Centennial Resource Development, Inc., Class A.........      7,056        135,193
     Chevron Corp...........................................  5,892,482    657,895,615
#    Cimarex Energy Co......................................     44,629      3,546,667
# *  Concho Resources, Inc..................................    815,197    113,385,751
     ConocoPhillips.........................................  4,754,869    332,365,343
# *  Continental Resources, Inc.............................     11,297        595,126
     Devon Energy Corp......................................  1,783,080     57,771,792
#    Diamondback Energy, Inc................................    435,125     48,890,645
     Exxon Mobil Corp....................................... 14,096,229  1,123,187,527
     Helmerich & Payne, Inc.................................    394,637     24,581,939
     Hess Corp..............................................    918,391     52,715,643
     HollyFrontier Corp.....................................  1,384,206     93,350,853
     Kinder Morgan, Inc.....................................  7,052,891    120,040,205
     Marathon Oil Corp......................................  5,405,300    102,646,647
     Marathon Petroleum Corp................................  4,431,554    312,202,979
#    Murphy Oil Corp........................................    803,576     25,601,931
#    National Oilwell Varco, Inc............................  1,338,190     49,245,392
#    Noble Energy, Inc......................................  2,688,721     66,814,717

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
ENERGY -- (Continued)
     Occidental Petroleum Corp..............................  3,043,574 $  204,132,508
*    Parsley Energy, Inc., Class A..........................    301,021      7,049,912
     PBF Energy, Inc., Class A..............................    655,451     27,430,624
     Peabody Energy Corp....................................    234,009      8,295,619
     Phillips 66............................................  1,017,393    104,608,348
     Pioneer Natural Resources Co...........................    347,819     51,223,304
     Schlumberger, Ltd......................................  1,545,495     79,299,348
#    Targa Resources Corp...................................    918,831     47,475,998
#    TechnipFMC P.L.C.......................................  1,601,490     42,119,187
# *  Transocean, Ltd........................................    586,439      6,456,693
     Valero Energy Corp.....................................  2,730,237    248,697,288
     Williams Cos., Inc. (The)..............................  1,196,347     29,107,123
*    WPX Energy, Inc........................................    336,015      5,389,681
                                                             ---------- --------------
TOTAL ENERGY................................................             4,224,357,974
                                                                        --------------
FINANCIALS -- (22.0%)
     Aflac, Inc.............................................  2,660,090    114,570,076
     Alleghany Corp.........................................     32,159     19,317,268
     Allstate Corp. (The)...................................    955,676     91,477,307
     Ally Financial, Inc....................................  2,960,989     75,238,731
     American Financial Group, Inc..........................    365,368     36,547,761
     American International Group, Inc......................  1,977,587     81,654,567
# *  Arch Capital Group, Ltd................................    538,218     15,269,245
     Assurant, Inc..........................................    246,917     24,002,802
*    Athene Holding, Ltd., Class A..........................     71,744      3,280,136
     Axis Capital Holdings, Ltd.............................    165,056      9,208,474
     Bank of America Corp................................... 22,911,090    630,054,975
     Bank of New York Mellon Corp. (The)....................  4,090,441    193,600,573
     BB&T Corp..............................................  2,089,291    102,709,546
*    Berkshire Hathaway, Inc., Class B......................  2,931,466    601,771,341
     BOK Financial Corp.....................................      6,114        524,153
*    Brighthouse Financial, Inc.............................    185,840      7,364,839
     Capital One Financial Corp.............................  2,121,634    189,461,916
     Chubb, Ltd.............................................    590,560     73,766,850
     CIT Group, Inc.........................................    473,057     22,413,441
     Citigroup, Inc.........................................  7,448,262    487,563,231
     Citizens Financial Group, Inc..........................    912,076     34,066,039
     CNA Financial Corp.....................................    411,635     17,852,610
     Everest Re Group, Ltd..................................    164,894     35,923,807
     Fifth Third Bancorp....................................  4,146,566    111,915,816
     First American Financial Corp..........................    115,297      5,111,116
#    First Horizon National Corp............................    106,101      1,712,470
#    Franklin Resources, Inc................................    138,034      4,210,037
     Goldman Sachs Group, Inc. (The)........................  1,502,760    338,677,021
     Hartford Financial Services Group, Inc. (The)..........  2,070,570     94,045,289
#    Huntington Bancshares, Inc.............................  5,227,019     74,903,182
     Invesco, Ltd...........................................    920,299     19,979,691
#    Janus Henderson Group P.L.C............................     57,192      1,405,207
     Jefferies Financial Group, Inc.........................    303,442      6,514,900
     JPMorgan Chase & Co....................................  5,691,942    620,535,517
     KeyCorp................................................  3,261,187     59,223,156
     Lincoln National Corp..................................    842,198     50,691,898
     Loews Corp.............................................  1,277,862     59,497,255
     M&T Bank Corp..........................................    182,561     30,197,415
     MetLife, Inc...........................................  1,856,059     76,451,070
     Morgan Stanley.........................................  5,437,628    248,282,094

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
FINANCIALS -- (Continued)
#    New York Community Bancorp, Inc........................  1,100,233 $   10,540,232
     Old Republic International Corp........................    816,263     17,998,599
#    PacWest Bancorp........................................    367,566     14,930,531
#    People's United Financial, Inc.........................    396,896      6,215,391
#    Pinnacle Financial Partners, Inc.......................     42,479      2,221,652
     PNC Financial Services Group, Inc. (The)...............  1,313,525    168,774,827
     Principal Financial Group, Inc.........................  1,537,689     72,379,021
#    Prosperity Bancshares, Inc.............................     69,192      4,499,556
     Prudential Financial, Inc..............................    983,255     92,209,654
     Regions Financial Corp.................................  6,240,662    105,904,034
     Reinsurance Group of America, Inc......................    262,175     37,325,855
     RenaissanceRe Holdings, Ltd............................    118,695     14,499,781
     Santander Consumer USA Holdings, Inc...................    714,106     13,389,488
     State Street Corp......................................    294,471     20,244,881
     SunTrust Banks, Inc....................................  1,285,995     80,580,447
     Synchrony Financial....................................    247,156      7,137,865
     Torchmark Corp.........................................     11,224        950,224
     Travelers Cos., Inc. (The).............................  1,165,331    145,817,868
     Unum Group.............................................  1,204,396     43,671,399
     Voya Financial, Inc....................................    184,436      8,070,919
     Wells Fargo & Co....................................... 17,488,141    930,893,745
     WR Berkley Corp........................................    377,916     28,683,824
#    Zions Bancorp NA.......................................    922,609     43,408,753
                                                             ---------- --------------
TOTAL FINANCIALS............................................             6,541,341,368
                                                                        --------------
HEALTHCARE -- (16.5%)
     Abbott Laboratories....................................  4,212,247    290,392,308
     Aetna, Inc.............................................  1,816,031    360,300,550
     Allergan P.L.C.........................................    496,938     78,521,173
     Anthem, Inc............................................  1,376,563    379,339,466
*    Bio-Rad Laboratories, Inc., Class A....................     21,944      5,987,420
#    Cardinal Health, Inc...................................    543,110     27,481,366
*    Centene Corp...........................................  1,211,523    157,885,677
     Cigna Corp.............................................    814,507    174,149,742
     CVS Health Corp........................................  4,705,478    340,629,552
     Danaher Corp...........................................  1,886,239    187,492,157
*    DaVita, Inc............................................  1,134,770     76,415,412
     DENTSPLY SIRONA, Inc...................................    220,294      7,628,781
*    Express Scripts Holding Co.............................  2,740,464    265,742,794
     Humana, Inc............................................    545,028    174,632,422
*    IQVIA Holdings, Inc....................................    543,735     66,841,344
*    Jazz Pharmaceuticals P.L.C.............................      6,687      1,062,029
*    Laboratory Corp. of America Holdings...................    740,399    118,871,059
     McKesson Corp..........................................    559,086     69,751,569
*    MEDNAX, Inc............................................    327,189     13,509,634
     Medtronic P.L.C........................................  4,359,974    391,612,865
*    Mylan NV...............................................  2,887,449     90,232,781
#    PerkinElmer, Inc.......................................    110,802      9,582,157
#    Perrigo Co. P.L.C......................................    386,545     27,174,114
     Pfizer, Inc............................................ 25,544,930  1,099,964,686
     Quest Diagnostics, Inc.................................    955,008     89,875,803
     STERIS P.L.C...........................................    209,661     22,918,044
# *  Syneos Health, Inc.....................................     13,705        625,359
     Thermo Fisher Scientific, Inc..........................  1,073,774    250,887,295
*    United Therapeutics Corp...............................    205,248     22,753,793
#    Universal Health Services, Inc., Class B...............    509,128     61,889,600

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES       VALUE+
                                                             --------- --------------
HEALTHCARE -- (Continued)
*    WellCare Health Plans, Inc.............................    37,453 $   10,336,654
     Zimmer Biomet Holdings, Inc............................   377,067     42,831,041
                                                             --------- --------------
TOTAL HEALTHCARE............................................            4,917,318,647
                                                                       --------------
INDUSTRIALS -- (8.7%)
# *  AECOM..................................................   580,731     16,922,501
     AGCO Corp..............................................   469,585     26,315,543
#    Alaska Air Group, Inc..................................   392,638     24,115,826
#    AMERCO.................................................    63,505     20,733,112
#    Arconic, Inc........................................... 1,964,153     39,931,231
     Carlisle Cos., Inc.....................................   360,870     34,856,433
     Copa Holdings SA, Class A..............................     7,044        510,197
     Cummins, Inc...........................................   308,236     42,132,779
     Curtiss-Wright Corp....................................    29,500      3,229,070
     Delta Air Lines, Inc................................... 2,950,569    161,484,641
#    Dover Corp.............................................   802,718     66,497,159
     Eaton Corp. P.L.C...................................... 1,816,899    130,217,151
     FedEx Corp.............................................   947,923    208,865,354
#    Flowserve Corp.........................................    72,916      3,346,844
     Fluor Corp.............................................   906,547     39,761,152
     Fortune Brands Home & Security, Inc....................    43,097      1,932,039
     General Electric Co.................................... 9,060,025     91,506,253
# *  Genesee & Wyoming, Inc., Class A.......................    58,287      4,618,079
     Ingersoll-Rand P.L.C...................................   830,409     79,669,440
     Jacobs Engineering Group, Inc..........................   401,182     30,124,756
*    JetBlue Airways Corp................................... 2,305,410     38,569,509
     Johnson Controls International P.L.C................... 2,599,423     83,103,553
     Kansas City Southern...................................   677,498     69,077,696
#    Knight-Swift Transportation Holdings, Inc..............    72,938      2,334,016
     L3 Technologies, Inc...................................   393,538     74,563,645
     ManpowerGroup, Inc.....................................   425,572     32,466,888
#    Nielsen Holdings P.L.C.................................   846,558     21,993,577
     Norfolk Southern Corp.................................. 1,385,379    232,508,158
     nVent Electric P.L.C................................... 1,075,245     26,257,483
     Oshkosh Corp...........................................   424,917     23,854,840
     Owens Corning..........................................   878,164     41,510,812
     PACCAR, Inc............................................   649,338     37,148,627
     Pentair P.L.C.......................................... 1,092,445     43,861,667
*    Quanta Services, Inc...................................   749,677     23,389,922
     Republic Services, Inc................................. 1,929,874    140,263,242
     Rockwell Collins, Inc..................................    10,306      1,319,374
# *  Sensata Technologies Holding P.L.C.....................   148,908      6,983,785
#    Snap-on, Inc...........................................   231,564     35,646,962
     Southwest Airlines Co..................................   741,730     36,418,943
     Stanley Black & Decker, Inc............................   888,656    103,546,197
# *  Stericycle, Inc........................................   176,533      8,821,354
*    Teledyne Technologies, Inc.............................    16,413      3,631,869
     Textron, Inc........................................... 1,940,539    104,071,107
     Trinity Industries, Inc................................   245,720      7,015,306
*    United Continental Holdings, Inc....................... 1,696,416    145,060,532
     United Technologies Corp...............................   925,119    114,909,031
# *  USG Corp...............................................   231,469      9,772,621
#    Wabtec Corp............................................   256,124     21,007,291
*    XPO Logistics, Inc.....................................   847,283     75,730,155
                                                             --------- --------------
TOTAL INDUSTRIALS...........................................            2,591,607,722
                                                                       --------------

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
INFORMATION TECHNOLOGY -- (11.0%)
*    Akamai Technologies, Inc...............................     70,139 $    5,067,543
#    Amdocs, Ltd............................................    682,500     43,181,775
#    Analog Devices, Inc....................................    444,284     37,191,014
*    ARRIS International P.L.C..............................    839,758     20,884,781
*    Arrow Electronics, Inc.................................    652,120     44,155,045
     Avnet, Inc.............................................    494,284     19,805,960
     Broadcom, Inc..........................................    457,974    102,352,609
     CA, Inc................................................  3,016,908    133,830,039
     Cisco Systems, Inc.....................................  5,345,814    244,570,990
     Corning, Inc...........................................  3,685,701    117,758,147
#    Cypress Semiconductor Corp.............................    137,933      1,784,853
*    Dell Technologies, Inc., Class V.......................    703,394     63,579,784
     Dolby Laboratories, Inc., Class A......................     16,857      1,159,930
     DXC Technology Co......................................  1,076,074     78,370,469
# *  EchoStar Corp., Class A................................      3,985        161,592
     Fidelity National Information Services, Inc............  1,297,798    135,100,772
*    First Solar, Inc.......................................     39,472      1,649,930
*    Flex, Ltd..............................................  1,552,059     12,199,184
     FLIR Systems, Inc......................................     64,968      3,008,668
     Hewlett Packard Enterprise Co..........................  8,567,122    130,648,610
     HP, Inc................................................  9,619,949    232,225,569
     Intel Corp............................................. 22,880,867  1,072,655,045
     Jabil, Inc.............................................    652,770     16,143,002
     Juniper Networks, Inc..................................  2,634,266     77,104,966
#    Lam Research Corp......................................    233,155     33,045,058
     Leidos Holdings, Inc...................................    665,010     43,079,348
     LogMeIn, Inc...........................................     15,240      1,312,469
     Marvell Technology Group, Ltd..........................    885,460     14,530,399
*    Micron Technology, Inc.................................  5,266,057    198,635,670
     MKS Instruments, Inc...................................    189,157     13,938,979
*    Nuance Communications, Inc.............................      5,268         91,610
*    ON Semiconductor Corp..................................  1,291,622     21,957,574
*    Qorvo, Inc.............................................    490,844     36,081,942
#    QUALCOMM, Inc..........................................  1,564,601     98,397,757
     SS&C Technologies Holdings, Inc........................    122,197      6,251,598
     SYNNEX Corp............................................     47,193      3,662,649
     TE Connectivity, Ltd...................................    884,592     66,715,929
#    Western Digital Corp...................................  1,222,328     52,645,667
*    Worldpay, Inc., Class A................................    338,367     31,075,625
     Xerox Corp.............................................  1,739,519     48,480,395
                                                             ---------- --------------
TOTAL INFORMATION TECHNOLOGY................................             3,264,492,946
                                                                        --------------
MATERIALS -- (4.1%)
     Air Products & Chemicals, Inc..........................    340,649     52,579,173
#    Albemarle Corp.........................................    492,856     48,901,172
*    Alcoa Corp.............................................    830,728     29,067,173
     Ashland Global Holdings, Inc...........................    369,641     27,346,041
#    Ball Corp..............................................    481,524     21,572,275
#    CF Industries Holdings, Inc............................  1,279,879     61,472,588
     DowDuPont, Inc.........................................  3,009,073    162,249,216
     Eastman Chemical Co....................................  1,053,642     82,552,851
     Freeport-McMoRan, Inc..................................  4,951,916     57,689,821
     Huntsman Corp..........................................    791,799     17,324,562
     International Paper Co.................................  1,061,238     48,137,756
#    Martin Marietta Materials, Inc.........................    229,436     39,297,798
     Mosaic Co. (The).......................................  1,232,432     38,131,446

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES        VALUE+
                                                               ----------- ---------------
MATERIALS -- (Continued)
       Newmont Mining Corp....................................   3,129,949 $    96,778,023
       Nucor Corp.............................................   2,499,919     147,795,211
       Olin Corp..............................................     388,979       7,857,376
       Reliance Steel & Aluminum Co...........................     456,094      35,994,939
#      Royal Gold, Inc........................................     121,993       9,348,324
       Sonoco Products Co.....................................      61,412       3,351,867
       Steel Dynamics, Inc....................................   1,698,064      67,243,334
#      United States Steel Corp...............................   1,062,648      28,192,052
#      Valvoline, Inc.........................................   1,033,732      20,591,941
#      Vulcan Materials Co....................................     432,551      43,748,208
       Westlake Chemical Corp.................................     371,564      26,492,513
#      WestRock Co............................................   1,056,585      45,401,458
                                                               ----------- ---------------
TOTAL MATERIALS...............................................               1,219,117,118
                                                                           ---------------
REAL ESTATE -- (0.2%)
*      CBRE Group, Inc., Class A..............................     210,445       8,478,829
# *    Howard Hughes Corp. (The)..............................      14,913       1,663,098
       Jones Lang LaSalle, Inc................................     309,764      40,969,386
                                                               ----------- ---------------
TOTAL REAL ESTATE.............................................                  51,111,313
                                                                           ---------------
UTILITIES -- (0.3%)
       MDU Resources Group, Inc...............................     248,941       6,213,568
       NRG Energy, Inc........................................   1,445,428      52,310,039
# *    Vistra Energy Corp.....................................     962,770      21,787,485
                                                               ----------- ---------------
TOTAL UTILITIES...............................................                  80,311,092
                                                                           ---------------
TOTAL COMMON STOCKS...........................................              28,970,122,696
                                                                           ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
       State Street Institutional U.S. Government Money
         Market Fund 2.090%................................... 254,325,822     254,325,822
                                                               ----------- ---------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@ (S)  DFA Short Term Investment Fund.........................  44,660,829     516,725,797
                                                               ----------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,308,146,322)......................................             $29,741,174,315
                                                                           ===============

P.L.C.Public Limited Company
SA    Special Assessment

+     See Note B to Financial Statements.
#     Total or Partial Securities on Loan.
*     Non-Income Producing Securities.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index      1,505    12/21/18  $217,728,490 $204,010,275   (13,718,215)
                                               ------------ ------------  ------------
TOTAL FUTURES CONTRACTS                        $217,728,490 $204,010,275  $(13,718,215)
                                               ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
-                                   -----------------------------------------------------
                                        LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
-                                   ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services.......... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary..........   1,979,171,476            --   --      1,979,171,476
   Consumer Staples................   1,510,872,286            --   --      1,510,872,286
   Energy..........................   4,224,357,974            --   --      4,224,357,974
   Financials......................   6,541,341,368            --   --      6,541,341,368
   Healthcare......................   4,917,318,647            --   --      4,917,318,647
   Industrials.....................   2,591,607,722            --   --      2,591,607,722
   Information Technology..........   3,264,492,946            --   --      3,264,492,946
   Materials.......................   1,219,117,118            --   --      1,219,117,118
   Real Estate.....................      51,111,313            --   --         51,111,313
   Utilities.......................      80,311,092            --   --         80,311,092
Temporary Cash Investments.........     254,325,822            --   --        254,325,822
Securities Lending Collateral......              --  $516,725,797   --        516,725,797
Futures Contracts**................     (13,718,215)           --   --        (13,718,215)
                                    ---------------  ------------   --    ---------------
TOTAL.............................. $29,210,730,303  $516,725,797   --    $29,727,456,100
                                    ===============  ============   ==    ===============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES     VALUE>>
                                                            ---------- ------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
    AMP, Ltd...............................................  4,582,629 $  8,035,776
    Aurizon Holdings, Ltd..................................  1,818,522    5,417,990
#   Australia & New Zealand Banking Group, Ltd............. 10,195,581  187,666,580
#   Bank of Queensland, Ltd................................  1,641,023   11,249,038
#   Bendigo & Adelaide Bank, Ltd...........................  2,091,342   15,196,796
    BlueScope Steel, Ltd...................................  3,397,511   34,826,580
    Boral, Ltd.............................................  3,092,131   12,318,339
    Crown Resorts, Ltd.....................................     89,944      800,311
    Downer EDI, Ltd........................................  2,638,904   12,992,266
    Fortescue Metals Group, Ltd............................ 11,576,950   32,951,820
#   Harvey Norman Holdings, Ltd............................    999,067    2,261,605
    Incitec Pivot, Ltd.....................................  7,246,933   20,080,239
    LendLease Group........................................  1,361,351   17,001,308
#   National Australia Bank, Ltd...........................  1,664,213   29,805,257
    Newcrest Mining, Ltd...................................  1,951,490   28,566,307
    Oil Search, Ltd........................................    817,717    4,495,399
*   Origin Energy, Ltd.....................................  4,040,722   20,940,044
    QBE Insurance Group, Ltd...............................  3,148,070   25,293,836
#   Qube Holdings, Ltd.....................................     11,942       20,766
    Santos, Ltd............................................  5,261,153   24,693,605
    South32, Ltd., ADR.....................................    233,732    3,012,806
    South32, Ltd........................................... 16,666,560   42,985,569
    Star Entertainment Grp, Ltd. (The).....................  4,213,591   14,208,899
    Suncorp Group, Ltd.....................................  2,605,022   25,901,965
    Tabcorp Holdings, Ltd..................................  3,890,669   12,767,959
#   Westpac Banking Corp...................................    470,227    8,932,304
#   Whitehaven Coal, Ltd...................................  4,495,686   15,529,325
    Woodside Petroleum, Ltd................................  2,587,772   63,711,646
                                                            ---------- ------------
TOTAL AUSTRALIA............................................             681,664,335
                                                                       ------------
AUSTRIA -- (0.0%)
    Erste Group Bank AG....................................     25,766    1,048,868
    Raiffeisen Bank International AG.......................    160,265    4,367,826
    Voestalpine AG.........................................     19,052      676,155
                                                            ---------- ------------
TOTAL AUSTRIA..............................................               6,092,849
                                                                       ------------
BELGIUM -- (1.0%)
    Ageas..................................................    642,764   32,160,737
    KBC Group NV...........................................    565,642   38,981,812
    Proximus SADP..........................................     15,976      407,034
    Solvay SA..............................................    314,975   35,877,958
    UCB SA.................................................    284,283   23,874,089
                                                            ---------- ------------
TOTAL BELGIUM..............................................             131,301,630
                                                                       ------------
CANADA -- (7.9%)
#   AltaGas, Ltd...........................................    455,083    5,721,162
#   ARC Resources, Ltd.....................................    870,435    8,106,296
#   Bank of Montreal.......................................  1,488,882  111,279,041
    Bank of Nova Scotia (The)..............................    364,152   19,558,604
    Barrick Gold Corp......................................  2,694,850   33,755,993
#   Barrick Gold Corp......................................    909,928   11,419,596
*   Bausch Health Cos., Inc................................  1,337,901   30,611,175
    Cameco Corp............................................    468,671    5,019,759

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
                                                             SHARES     VALUE>>
                                                            --------- ------------
CANADA -- (Continued)
    Cameco Corp............................................   571,821 $  6,129,921
    Canadian Imperial Bank of Commerce.....................    13,008    1,122,851
    Canadian Natural Resources, Ltd........................   496,828   13,631,682
#   Canadian Natural Resources, Ltd........................ 1,099,426   30,036,318
#   Cenovus Energy, Inc.................................... 2,110,053   17,851,048
#   Crescent Point Energy Corp............................. 1,221,393    5,770,872
    Crescent Point Energy Corp............................. 1,508,054    7,118,016
#   Empire Co., Ltd., Class A..............................   492,296    8,956,276
    Enbridge Income Fund Holdings, Inc.....................   377,558    8,738,799
    Encana Corp............................................ 1,615,618   16,494,288
    Encana Corp............................................   846,145    8,664,525
    Fairfax Financial Holdings, Ltd........................    93,553   45,460,028
    First Quantum Minerals, Ltd............................ 1,844,735   18,413,016
#   Genworth MI Canada, Inc................................   137,465    4,512,031
    Goldcorp, Inc.......................................... 2,154,003   19,454,666
#   Goldcorp, Inc..........................................   925,799    8,350,707
    Great-West Lifeco, Inc.................................   410,222    9,413,807
#   Husky Energy, Inc...................................... 1,605,697   22,698,941
#   Imperial Oil, Ltd......................................   187,707    5,863,126
#   Imperial Oil, Ltd......................................   431,174   13,469,876
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................   556,099   19,659,575
*   Kinross Gold Corp...................................... 6,346,308   16,487,047
    Linamar Corp...........................................   182,108    7,540,512
    Lundin Mining Corp..................................... 3,846,864   15,808,830
    Magna International, Inc...............................   751,981   37,027,544
    Manulife Financial Corp................................ 2,154,766   33,930,874
#   Manulife Financial Corp................................ 1,447,829   22,759,872
    Metro, Inc.............................................    73,198    2,296,942
#   Nutrien, Ltd...........................................   575,450   30,458,558
*   Seven Generations Energy, Ltd., Class A................   767,641    8,227,745
    Sun Life Financial, Inc................................   925,794   33,903,702
#   Sun Life Financial, Inc................................   439,783   16,096,058
    Suncor Energy, Inc..................................... 3,317,433  111,282,512
    Suncor Energy, Inc.....................................   808,526   26,932,001
    Teck Resources, Ltd., Class B.......................... 1,355,792   28,023,169
    Teck Resources, Ltd., Class B.......................... 1,867,648   38,604,284
    TMX Group, Ltd.........................................    71,045    4,467,937
    Tourmaline Oil Corp.................................... 1,225,804   17,877,957
*   Turquoise Hill Resources, Ltd.......................... 1,692,690    2,854,474
*   Turquoise Hill Resources, Ltd..........................   127,382      217,823
#   Wheaton Precious Metals Corp...........................   340,228    5,589,946
    Whitecap Resources, Inc................................ 1,204,446    5,892,083
    WSP Global, Inc........................................   116,963    5,839,043
                                                            --------- ------------
TOTAL CANADA...............................................            989,400,908
                                                                      ------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S., Class A.......................     7,706    9,144,749
    AP Moller - Maersk A.S., Class B.......................     8,588   10,839,858
    Carlsberg A.S., Class B................................   288,439   31,819,606
    Danske Bank A.S........................................   950,671   18,194,534
    DSV A.S................................................   404,319   32,436,315
    H Lundbeck A.S.........................................   217,057   10,123,894
    ISS A.S................................................   553,648   18,182,444
    Rockwool International A.S., Class B...................    17,431    5,955,445
#   Tryg A.S...............................................   101,237    2,440,415

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
                                                             SHARES      VALUE>>
                                                            --------- --------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S................................   754,737 $   47,329,838
                                                            --------- --------------
TOTAL DENMARK..............................................              186,467,098
                                                                      --------------
FINLAND -- (1.0%)
    Fortum Oyj............................................. 1,162,352     24,468,325
    Nokia Oyj.............................................. 7,823,768     44,193,210
    Stora Enso Oyj, Class R................................ 1,056,475     15,873,749
    UPM-Kymmene Oyj........................................ 1,258,242     40,450,887
                                                            --------- --------------
TOTAL FINLAND..............................................              124,986,171
                                                                      --------------
FRANCE -- (9.9%)
    Arkema SA..............................................     5,432        568,805
    AXA SA................................................. 2,859,375     71,560,646
    BNP Paribas SA......................................... 2,405,711    125,371,327
    Bollore SA............................................. 1,707,770      7,225,216
    Bouygues SA............................................   976,474     35,573,618
    Carrefour SA........................................... 2,707,717     52,512,857
#   Casino Guichard Perrachon SA...........................    97,923      4,318,672
    Cie de Saint-Gobain.................................... 1,493,206     56,251,213
    Cie Generale des Etablissements Michelin SCA...........   240,776     24,649,329
    CNP Assurances.........................................   608,716     13,566,748
    Credit Agricole SA..................................... 1,053,519     13,492,894
    Electricite de France SA............................... 1,705,570     28,257,964
    Engie SA............................................... 2,887,604     38,368,163
    Natixis SA............................................. 2,992,604     17,470,525
    Orange SA.............................................. 5,978,647     93,316,814
    Peugeot SA............................................. 3,133,702     74,490,548
    Renault SA............................................. 1,007,824     75,258,162
    Sanofi.................................................   355,985     31,811,023
    SCOR SE................................................   349,012     16,128,116
    Societe Generale SA.................................... 1,417,282     51,954,351
#   Total SA............................................... 6,786,891    398,223,709
                                                            --------- --------------
TOTAL FRANCE...............................................            1,230,370,700
                                                                      --------------
GERMANY -- (6.7%)
    Allianz SE, Sponsored ADR.............................. 2,126,392     44,186,426
    BASF SE................................................   144,870     11,117,108
    Bayer AG...............................................   459,185     35,197,645
    Bayerische Motoren Werke AG............................ 1,225,665    105,542,991
*   Commerzbank AG......................................... 3,189,381     30,030,917
    Continental AG.........................................   142,986     23,562,084
    Daimler AG............................................. 3,530,733    209,148,616
    Deutsche Bank AG....................................... 1,938,873     18,950,018
    Deutsche Bank AG....................................... 1,679,248     16,406,253
    Deutsche Lufthansa AG.................................. 1,461,363     29,334,121
    Deutsche Telekom AG.................................... 2,713,105     44,499,470
    Evonik Industries AG...................................   460,467     14,244,903
    Fraport AG Frankfurt Airport Services Worldwide........   193,303     14,927,934
#   Hapag-Lloyd AG.........................................    20,862        771,388
    HeidelbergCement AG....................................   659,319     44,744,303
*   Innogy SE..............................................   333,102     13,903,542
    METRO AG...............................................   392,239      5,900,567
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.............................................   202,936     43,587,707
    RWE AG................................................. 3,190,800     62,074,493

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
GERMANY -- (Continued)
*   Talanx AG..............................................    205,107 $  7,328,735
    Telefonica Deutschland Holding AG......................  2,643,126   10,274,950
    Uniper SE..............................................    842,588   24,315,716
    Volkswagen AG..........................................    118,965   19,585,087
#   Wacker Chemie AG.......................................     14,750    1,317,534
                                                            ---------- ------------
TOTAL GERMANY..............................................             830,952,508
                                                                       ------------
HONG KONG -- (2.8%)
    BOC Aviation, Ltd......................................    400,700    2,872,240
    Cathay Pacific Airways, Ltd............................  5,767,000    7,347,592
    CK Asset Holdings, Ltd.................................  2,509,500   16,331,185
    CK Hutchison Holdings, Ltd.............................  7,657,984   77,132,126
    Great Eagle Holdings, Ltd..............................     23,627      107,897
    Guoco Group, Ltd.......................................      9,000      151,051
    Hang Lung Group, Ltd...................................  3,168,000    7,799,419
    Hang Lung Properties, Ltd..............................  4,746,000    8,602,940
    Henderson Land Development Co., Ltd....................  1,905,350    8,886,705
    Hopewell Holdings, Ltd.................................    938,669    2,900,302
    Kerry Properties, Ltd..................................  3,067,000    9,655,841
    Li & Fung, Ltd.........................................  1,908,000      378,666
#   Melco International Development, Ltd...................    257,000      441,085
#   MTR Corp., Ltd.........................................  2,160,502   10,483,256
    New World Development Co., Ltd......................... 21,926,168   27,893,694
#   NWS Holdings, Ltd......................................  3,084,400    6,121,970
    Shangri-La Asia, Ltd...................................  3,398,000    4,641,648
#   Sino Land Co., Ltd.....................................  8,400,217   13,196,768
    SJM Holdings, Ltd......................................  4,389,000    3,556,595
    Sun Hung Kai Properties, Ltd...........................  4,291,920   55,778,561
    Swire Pacific, Ltd., Class A...........................  2,580,500   26,808,002
    Swire Pacific, Ltd., Class B...........................  3,125,000    5,043,958
    WH Group, Ltd..........................................  9,882,000    6,939,778
    Wharf Holdings, Ltd. (The).............................  5,540,990   13,851,366
    Wheelock & Co., Ltd....................................  3,612,000   19,309,812
    Yue Yuen Industrial Holdings, Ltd......................  2,831,000    7,773,253
                                                            ---------- ------------
TOTAL HONG KONG............................................             344,005,710
                                                                       ------------
IRELAND -- (0.3%)
    AIB Group P.L.C........................................    297,952    1,436,524
    Bank of Ireland Group P.L.C............................  2,070,103   14,626,529
    CRH P.L.C..............................................    293,793    8,763,310
    CRH P.L.C., Sponsored ADR..............................    198,709    5,917,554
    Paddy Power Betfair P.L.C..............................     57,573    4,969,142
                                                            ---------- ------------
TOTAL IRELAND..............................................              35,713,059
                                                                       ------------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.......................................  2,736,994   18,516,161
    Bank Leumi Le-Israel BM................................  3,566,076   22,236,985
    First International Bank Of Israel, Ltd................     66,299    1,427,721
    Israel Discount Bank, Ltd., Class A....................  2,373,344    7,755,993
#   Mizrahi Tefahot Bank, Ltd..............................     97,484    1,640,707
                                                            ---------- ------------
TOTAL ISRAEL...............................................              51,577,567
                                                                       ------------
ITALY -- (1.6%)
    Assicurazioni Generali SpA.............................  1,463,826   23,621,519
    Eni SpA................................................    535,545    9,511,146

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
ITALY -- (Continued)
*    Fiat Chrysler Automobiles NV...........................  1,473,730 $ 22,427,872
*    Fiat Chrysler Automobiles NV...........................  1,127,682   17,039,275
     Intesa Sanpaolo SpA....................................  8,425,222   18,662,494
     Mediobanca Banca di Credito Finanziario SpA............  1,589,323   13,918,933
     Poste Italiane SpA.....................................     48,118      345,266
*    Telecom Italia SpA..................................... 63,812,045   37,531,285
# *  Telecom Italia SpA, Sponsored ADR......................  1,847,002   10,989,662
     UniCredit SpA..........................................  3,949,190   50,491,010
                                                             ---------- ------------
TOTAL ITALY.................................................             204,538,462
                                                                        ------------
JAPAN -- (22.5%)
     Aeon Co., Ltd..........................................    216,200    4,962,255
     AGC, Inc...............................................    895,500   29,331,594
     Aisin Seiki Co., Ltd...................................    325,100   12,715,067
     Alfresa Holdings Corp..................................    102,600    2,736,513
     Amada Holdings Co., Ltd................................    870,500    8,200,836
     Aoyama Trading Co., Ltd................................     41,900    1,267,620
     Asahi Kasei Corp.......................................    299,100    3,588,736
     Bank of Kyoto, Ltd. (The)..............................    113,679    5,104,422
     Canon Marketing Japan, Inc.............................    152,000    2,876,300
     Chiba Bank, Ltd. (The).................................  1,064,000    6,731,247
     Chugoku Bank, Ltd. (The)...............................    256,900    2,306,936
     Citizen Watch Co., Ltd.................................  1,284,600    7,394,106
     Coca-Cola Bottlers Japan Holdings, Inc.................    427,457   11,187,058
     Concordia Financial Group, Ltd.........................  2,530,100   11,579,657
     Credit Saison Co., Ltd.................................    344,000    5,462,729
     Dai Nippon Printing Co., Ltd...........................    474,300   10,642,105
     Daicel Corp............................................  1,087,400   11,503,620
     Daido Steel Co., Ltd...................................    112,900    4,648,152
     Dai-ichi Life Holdings, Inc............................  1,805,447   33,879,789
#    Daio Paper Corp........................................     39,000      505,630
     Daiwa Securities Group, Inc............................  4,606,000   26,414,072
     DeNA Co., Ltd..........................................    365,200    6,074,670
     Denka Co., Ltd.........................................    234,800    7,636,332
     Denso Corp.............................................    525,000   23,418,008
     DIC Corp...............................................    343,600   10,139,676
     Dowa Holdings Co., Ltd.................................    119,300    3,472,015
     Ebara Corp.............................................    278,100    8,100,009
     Fuji Media Holdings, Inc...............................     52,200      847,203
     FUJIFILM Holdings Corp.................................    614,000   26,555,729
     Fukuoka Financial Group, Inc...........................    422,000   10,368,848
     Fukuyama Transporting Co., Ltd.........................     31,093    1,204,840
     Furukawa Electric Co., Ltd.............................    271,700    7,332,403
     Fuyo General Lease Co., Ltd............................      5,300      294,426
     Glory, Ltd.............................................    185,800    4,326,608
     GS Yuasa Corp..........................................     11,000      225,799
     Gunma Bank, Ltd. (The).................................    661,596    2,995,279
     H2O Retailing Corp.....................................    268,800    4,176,400
     Hachijuni Bank, Ltd. (The).............................    622,531    2,629,482
     Hankyu Hanshin Holdings, Inc...........................    676,200   22,335,318
     Heiwa Corp.............................................    161,400    3,691,224
     Hiroshima Bank, Ltd. (The).............................    381,000    2,350,046
     Hitachi Capital Corp...................................    199,000    4,879,308
     Hitachi Chemical Co., Ltd..............................    413,300    6,514,446
     Hitachi Metals, Ltd....................................  1,026,900   12,075,230
     Hitachi Transport System, Ltd..........................    105,000    2,696,259

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
JAPAN -- (Continued)
     Hitachi, Ltd...........................................  2,689,700 $ 82,224,653
     Hokuhoku Financial Group, Inc..........................    191,900    2,377,380
     Honda Motor Co., Ltd., Sponsored ADR...................     26,040      742,140
     Honda Motor Co., Ltd...................................  4,590,300  131,032,550
     House Foods Group, Inc.................................     64,900    1,866,619
     Ibiden Co., Ltd........................................    488,800    6,035,780
     Idemitsu Kosan Co., Ltd................................    491,896   22,284,195
#    Iida Group Holdings Co., Ltd...........................    601,800   10,954,460
     Inpex Corp.............................................  2,842,483   32,366,238
     Isetan Mitsukoshi Holdings, Ltd........................    606,900    7,093,019
     ITOCHU Corp............................................    305,700    5,669,498
     Itoham Yonekyu Holdings, Inc...........................     61,000      384,143
     Iyo Bank, Ltd. (The)...................................    492,300    2,919,914
     J Front Retailing Co., Ltd.............................  1,017,700   13,336,253
     Japan Post Holdings Co., Ltd...........................  1,147,210   13,604,167
     JFE Holdings, Inc......................................  1,980,900   37,224,227
     JSR Corp...............................................    506,200    7,543,986
     JTEKT Corp.............................................    980,500   12,199,020
     JXTG Holdings, Inc.....................................  9,040,403   61,085,845
     Kamigumi Co., Ltd......................................    336,700    6,947,684
     Kandenko Co., Ltd......................................    213,900    2,178,804
     Kaneka Corp............................................    250,708   10,478,582
     Kawasaki Heavy Industries, Ltd.........................    577,800   13,692,950
# *  Kawasaki Kisen Kaisha, Ltd.............................    195,599    2,606,454
     Kinden Corp............................................    222,800    3,572,336
     Kobe Steel, Ltd........................................  1,581,200   12,713,336
     Kokuyo Co., Ltd........................................     79,900    1,261,353
     Konica Minolta, Inc....................................  2,140,500   21,187,503
     K's Holdings Corp......................................    304,400    3,845,464
     Kuraray Co., Ltd.......................................  1,529,300   21,005,722
     Kurita Water Industries, Ltd...........................      7,500      184,726
     Kyocera Corp...........................................    291,600   15,782,229
     Kyushu Financial Group, Inc............................    638,149    2,816,166
     Lintec Corp............................................      7,100      167,300
     LIXIL Group Corp.......................................  1,113,600   17,506,585
     Maeda Corp.............................................    232,800    2,630,561
     Marubeni Corp..........................................  2,754,500   22,335,383
     Maruichi Steel Tube, Ltd...............................     22,700      654,081
     Mazda Motor Corp.......................................  2,878,100   30,654,883
     Mebuki Financial Group, Inc............................  1,258,420    3,832,345
     Medipal Holdings Corp..................................    514,350   11,010,219
     Mitsubishi Chemical Holdings Corp......................  2,072,900   16,159,073
     Mitsubishi Corp........................................  2,342,100   65,919,083
     Mitsubishi Gas Chemical Co., Inc.......................    581,400    9,759,487
     Mitsubishi Heavy Industries, Ltd.......................  1,070,100   37,722,861
#    Mitsubishi Logistics Corp..............................     89,600    2,054,121
     Mitsubishi Materials Corp..............................    518,200   14,346,310
     Mitsubishi Tanabe Pharma Corp..........................     21,000      310,189
     Mitsubishi UFJ Financial Group, Inc., Sponsored ADR....  4,407,514   26,533,234
     Mitsubishi UFJ Financial Group, Inc.................... 12,360,306   74,810,611
     Mitsubishi UFJ Lease & Finance Co., Ltd................  1,638,400    8,420,081
     Mitsui & Co., Ltd., Sponsored ADR......................     11,723    3,915,541
     Mitsui & Co., Ltd......................................  1,156,000   19,315,145
     Mitsui Chemicals, Inc..................................    788,560   17,682,789
     Mitsui Fudosan Co., Ltd................................    534,400   12,035,879
     Mitsui OSK Lines, Ltd..................................    538,700   13,092,870
     Mizuho Financial Group, Inc............................ 32,297,600   55,466,701

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
                                                             SHARES     VALUE>>
                                                            --------- ------------
JAPAN -- (Continued)
#   Mizuho Financial Group, Inc., ADR......................   124,017 $    426,618
    MS&AD Insurance Group Holdings, Inc....................   639,353   19,204,384
    Nagase & Co., Ltd......................................   176,200    2,767,586
    NEC Corp............................................... 1,232,410   35,376,603
    NGK Spark Plug Co., Ltd................................    16,000      323,764
    NH Foods, Ltd..........................................   432,567   14,917,435
    NHK Spring Co., Ltd....................................   832,900    7,131,852
#   Nikon Corp.............................................    31,200      543,898
    Nippo Corp.............................................   285,900    4,687,389
    Nippon Electric Glass Co., Ltd.........................   250,800    6,319,026
    Nippon Express Co., Ltd................................   324,524   20,480,216
    Nippon Kayaku Co., Ltd.................................   162,000    1,927,991
#   Nippon Paper Industries Co., Ltd.......................   475,600    8,616,844
    Nippon Shokubai Co., Ltd...............................   106,100    6,845,300
    Nippon Steel & Sumitomo Metal Corp..................... 2,142,693   39,524,477
    Nippon Yusen K.K.......................................   771,300   12,437,914
    Nipro Corp.............................................   136,100    1,733,127
    Nishi-Nippon Financial Holdings, Inc...................    27,400      260,384
    Nissan Motor Co., Ltd.................................. 6,443,700   58,623,219
    Nisshinbo Holdings, Inc................................   493,000    5,427,256
    NOK Corp...............................................   408,120    5,872,373
    Nomura Holdings, Inc................................... 8,840,002   42,449,323
    Nomura Real Estate Holdings, Inc.......................   470,500    8,838,318
    NSK, Ltd...............................................   741,100    7,322,020
    NTN Corp............................................... 1,823,100    6,668,239
    Obayashi Corp.......................................... 2,342,282   20,678,169
    Oji Holdings Corp...................................... 3,422,700   24,305,012
    ORIX Corp.............................................. 3,324,900   54,165,926
#   Rengo Co., Ltd.........................................   899,500    7,840,881
    Resona Holdings, Inc................................... 4,555,800   23,963,668
    Ricoh Co., Ltd......................................... 2,398,100   23,938,499
    Sankyo Co., Ltd........................................    82,100    3,134,637
    Sawai Pharmaceutical Co., Ltd..........................     7,500      380,190
    Sega Sammy Holdings, Inc...............................   191,300    2,456,350
    Seino Holdings Co., Ltd................................   481,500    6,667,986
    Sekisui House, Ltd..................................... 2,680,700   39,344,689
    Shimamura Co., Ltd.....................................    65,800    5,534,736
    Shimizu Corp...........................................   746,000    6,055,543
    Shinsei Bank, Ltd......................................   313,400    4,774,019
    Shizuoka Bank, Ltd. (The)..............................   851,000    7,445,408
    Sojitz Corp............................................ 3,995,200   13,435,700
    Sompo Holdings, Inc....................................   221,710    9,144,542
    Sumitomo Chemical Co., Ltd............................. 7,962,000   39,884,741
    Sumitomo Corp.......................................... 1,247,500   18,920,415
    Sumitomo Electric Industries, Ltd...................... 3,161,100   43,109,780
    Sumitomo Forestry Co., Ltd.............................   547,600    8,125,726
    Sumitomo Heavy Industries, Ltd.........................   524,600   16,499,072
    Sumitomo Metal Mining Co., Ltd.........................   834,300   26,268,800
    Sumitomo Mitsui Financial Group, Inc................... 2,857,600  111,260,915
    Sumitomo Mitsui Trust Holdings, Inc....................   405,244   16,101,737
    Sumitomo Osaka Cement Co., Ltd.........................    16,700      620,454
    Sumitomo Rubber Industries, Ltd........................   770,500   11,052,582
    Suzuken Co., Ltd.......................................   106,100    5,370,291
    T&D Holdings, Inc...................................... 1,067,700   17,067,944
    Taiheiyo Cement Corp...................................   528,721   15,558,509
    Takashimaya Co., Ltd...................................   463,917    7,300,980
    TDK Corp...............................................    65,900    5,682,561

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES      VALUE>>
                                                             --------- --------------
JAPAN -- (Continued)
     Teijin, Ltd............................................   849,290 $   14,723,881
     Toda Corp..............................................   652,600      4,391,463
#    Toho Holdings Co., Ltd.................................    87,200      2,284,384
     Tokai Rika Co., Ltd....................................   165,500      3,017,741
     Tokio Marine Holdings, Inc.............................    86,619      4,080,805
     Tokyo Broadcasting System Holdings, Inc................    56,000      1,036,930
     Tokyo Tatemono Co., Ltd................................   802,300      8,628,855
     Tokyu Fudosan Holdings Corp............................ 2,098,400     11,823,098
     Toppan Printing Co., Ltd...............................   702,000      9,924,470
     Toray Industries, Inc..................................   342,400      2,428,743
     Tosoh Corp............................................. 1,176,700     15,492,185
     Toyo Seikan Group Holdings, Ltd........................   503,949     10,281,470
     Toyoda Gosei Co., Ltd..................................   294,300      6,347,364
     Toyota Industries Corp.................................   218,000     10,708,626
#    Toyota Motor Corp., Sponsored ADR......................   240,760     28,180,958
     Toyota Motor Corp...................................... 4,650,190    272,412,454
     Toyota Tsusho Corp.....................................   650,400     23,472,034
     TS Tech Co., Ltd.......................................    62,300      1,792,999
     TV Asahi Holdings Corp.................................    31,700        591,803
     Ube Industries, Ltd....................................   504,100     10,980,640
     Wacoal Holdings Corp...................................    69,200      1,907,905
#    Yamada Denki Co., Ltd.................................. 2,221,600     10,475,619
     Yamaguchi Financial Group, Inc.........................   399,348      4,204,802
     Yamato Kogyo Co., Ltd..................................    39,300      1,035,705
     Yokohama Rubber Co., Ltd. (The)........................   552,400     10,700,764
     Zeon Corp..............................................   279,900      2,703,228
                                                             --------- --------------
TOTAL JAPAN.................................................            2,801,375,674
                                                                       --------------
NETHERLANDS -- (3.5%)
     ABN AMRO Group NV......................................   801,264     19,653,071
#    Aegon NV............................................... 6,676,955     40,947,385
#    Aegon NV...............................................   503,770      3,062,921
     Akzo Nobel NV..........................................    33,168      2,784,951
     ArcelorMittal.......................................... 1,780,735     44,434,633
     ArcelorMittal..........................................   726,121     18,073,154
     ASR Nederland NV.......................................    19,297        876,030
     Coca-Cola European Partners P.L.C......................    24,638      1,115,967
#    ING Groep NV, Sponsored ADR............................   921,132     10,878,569
     ING Groep NV........................................... 5,655,087     66,905,287
     Koninklijke Ahold Delhaize NV.......................... 5,195,538    118,928,527
#    Koninklijke DSM NV.....................................   679,114     59,292,631
     Koninklijke Philips NV.................................   268,784     10,024,524
#    Koninklijke Philips NV.................................    32,443      1,207,853
     Koninklijke Vopak NV...................................    56,975      2,576,584
     NN Group NV............................................   827,562     35,533,979
     Randstad NV............................................    60,984      3,068,266
                                                             --------- --------------
TOTAL NETHERLANDS...........................................              439,364,332
                                                                       --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd................................... 2,720,019      4,973,149
#    Auckland International Airport, Ltd.................... 1,485,064      6,791,301
     EBOS Group, Ltd........................................    49,727        677,799
# *  Fletcher Building, Ltd................................. 1,637,344      6,485,399
#    Fonterra Co-operative Group, Ltd.......................   200,886        639,193

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- ------------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd.......................    250,735 $    627,939
                                                            ---------- ------------
TOTAL NEW ZEALAND..........................................              20,194,780
                                                                       ------------
NORWAY -- (0.9%)
    Aker ASA, Class A......................................     35,437    2,692,072
    Austevoll Seafood ASA..................................     90,175    1,449,209
    DNB ASA................................................  1,505,214   27,193,801
    Equinor ASA............................................    346,003    8,949,811
    Norsk Hydro ASA........................................  4,776,637   24,770,596
    Norsk Hydro ASA, Sponsored ADR.........................     46,000      237,360
    SpareBank 1 SR-Bank ASA................................    342,721    3,809,938
    Storebrand ASA.........................................  1,168,402    9,710,417
    Subsea 7 SA............................................  1,270,024   15,940,415
    Yara International ASA.................................    346,564   14,882,610
                                                            ---------- ------------
TOTAL NORWAY...............................................             109,636,229
                                                                       ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA......................................    541,158    4,861,587
                                                            ---------- ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd........................................  8,198,700   18,623,233
    City Developments, Ltd.................................  1,714,600    9,798,769
#   Frasers Property, Ltd..................................    492,700      561,669
    Golden Agri-Resources, Ltd............................. 13,299,300    2,451,991
    Hongkong Land Holdings, Ltd............................  1,020,100    6,040,990
    Hutchison Port Holdings Trust.......................... 16,251,500    3,997,706
    Keppel Corp., Ltd......................................  5,536,400   24,805,558
    Olam International, Ltd................................    357,600      465,068
    Sembcorp Industries, Ltd...............................  5,069,900   10,350,601
    Singapore Airlines, Ltd................................  2,909,500   19,944,847
    Singapore Press Holdings, Ltd..........................    814,100    1,560,185
    United Industrial Corp., Ltd...........................  1,669,070    3,376,191
    UOL Group, Ltd.........................................  1,203,774    5,243,205
    Wilmar International, Ltd..............................  4,781,600   10,922,663
                                                            ---------- ------------
TOTAL SINGAPORE............................................             118,142,676
                                                                       ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd.....................................     83,648    1,414,082
    Old Mutual, Ltd........................................  2,604,492    3,926,576
                                                            ---------- ------------
TOTAL SOUTH AFRICA.........................................               5,340,658
                                                                       ------------
SPAIN -- (2.3%)
    Banco de Sabadell SA................................... 18,523,466   24,388,113
    Banco Santander SA..................................... 37,339,499  177,659,607
#   Banco Santander SA, Sponsored ADR......................     70,430      336,655
    Bankia SA..............................................    924,249    2,903,118
    Repsol SA..............................................  4,613,186   82,432,298
                                                            ---------- ------------
TOTAL SPAIN................................................             287,719,791
                                                                       ------------
SWEDEN -- (2.5%)
#   BillerudKorsnas AB.....................................    238,546    2,825,689
    Boliden AB.............................................  1,195,043   27,290,864
    Dometic Group AB.......................................    154,712    1,080,490
    Getinge AB, Class B....................................    559,676    5,490,054

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
SWEDEN -- (Continued)
#    Holmen AB, Class A.....................................     5,562 $    137,803
     Holmen AB, Class B.....................................   476,284   10,903,828
     Husqvarna AB, Class B..................................   132,968    1,003,304
#    ICA Gruppen AB.........................................   138,257    4,891,452
#    Intrum AB..............................................    60,181    1,534,996
     Millicom International Cellular SA.....................   140,571    7,932,729
     Nordea Bank Abp........................................ 6,227,863   54,125,579
     Pandox AB..............................................    25,680      438,712
     Skandinaviska Enskilda Banken AB, Class A.............. 4,478,462   46,344,902
     Skandinaviska Enskilda Banken AB, Class C..............    28,685      294,599
     SKF AB, Class B........................................   265,997    4,264,495
     SSAB AB, Class A.......................................   546,342    2,181,148
     SSAB AB, Class B....................................... 1,359,160    4,407,825
#    Svenska Cellulosa AB SCA, Class A......................    63,918      618,376
     Svenska Cellulosa AB SCA, Class B...................... 1,902,925   17,989,217
#    Svenska Handelsbanken AB, Class A...................... 3,408,980   37,055,060
#    Svenska Handelsbanken AB, Class B......................    33,811      374,533
     Swedbank AB, Class A...................................   185,207    4,166,145
     Tele2 AB, Class B......................................   200,532    2,277,088
     Telefonaktiebolaget LM Ericsson, Class A...............    28,098      249,173
     Telefonaktiebolaget LM Ericsson, Class B............... 2,979,007   25,937,492
     Telia Co. AB........................................... 7,857,507   35,370,496
     Trelleborg AB, Class B.................................   554,061    9,996,592
                                                             --------- ------------
TOTAL SWEDEN................................................            309,182,641
                                                                       ------------
SWITZERLAND -- (7.7%)
     Adecco Group AG........................................   683,506   33,471,309
     Baloise Holding AG.....................................   187,891   26,855,830
     Banque Cantonale Vaudoise..............................     1,979    1,479,133
     Cie Financiere Richemont SA............................   273,567   19,995,172
     Clariant AG............................................ 1,276,330   27,508,586
     Credit Suisse Group AG................................. 1,363,427   17,824,976
#    Credit Suisse Group AG, Sponsored ADR.................. 1,052,790   13,612,575
#    Dufry AG...............................................   159,126   17,930,293
     Flughafen Zurich AG....................................    43,405    8,578,249
     Helvetia Holding AG....................................     2,332    1,428,409
     Julius Baer Group, Ltd.................................   716,015   32,653,696
#    LafargeHolcim, Ltd.....................................   853,272   39,515,399
     LafargeHolcim, Ltd.....................................   375,078   17,267,946
     Lonza Group AG.........................................    16,770    5,273,149
#    Novartis AG, Sponsored ADR.............................   469,577   41,069,204
     Novartis AG............................................ 2,725,487  238,677,155
#    Swatch Group AG (The)..................................   144,166   48,695,458
     Swatch Group AG (The)..................................   195,503   13,049,970
     Swiss Life Holding AG..................................   104,266   39,330,670
     Swiss Prime Site AG....................................    82,075    6,659,840
     Swiss Re AG............................................   454,841   41,041,531
#    Swisscom AG............................................    48,985   22,429,330
     UBS Group AG........................................... 6,119,363   85,531,038
# *  UBS Group AG........................................... 1,233,581   17,146,776
     Vifor Pharma AG........................................    23,955    3,462,192
     Zurich Insurance Group AG..............................   441,250  136,999,799
                                                             --------- ------------
TOTAL SWITZERLAND...........................................            957,487,685
                                                                       ------------
UNITED KINGDOM -- (15.5%)
     3i Group P.L.C.........................................   136,393    1,527,234

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES        VALUE>>
                                                            ----------- ---------------
UNITED KINGDOM -- (Continued)
#   Anglo American P.L.C...................................   5,896,146 $   125,843,667
    Antofagasta P.L.C......................................     302,885       3,031,884
    Aviva P.L.C............................................  11,905,803      65,063,848
    Barclays P.L.C., Sponsored ADR.........................   5,030,440      44,217,568
    Barclays P.L.C.........................................   1,025,755       2,260,052
    Barratt Developments P.L.C.............................   3,490,666      22,895,177
    BP P.L.C., Sponsored ADR...............................   7,847,784     340,358,392
#   British American Tobacco P.L.C., Sponsored ADR.........     413,928      17,964,475
    British American Tobacco P.L.C.........................   1,136,911      49,285,393
    Glencore P.L.C.........................................  21,880,787      89,047,352
    GVC Holdings P.L.C.....................................      69,102         827,729
    HSBC Holdings P.L.C....................................  15,404,835     126,775,678
#   HSBC Holdings P.L.C., Sponsored ADR....................   2,714,621     111,543,777
    Investec P.L.C.........................................     340,831       2,107,210
    J Sainsbury P.L.C......................................   8,162,535      32,430,309
#   John Wood Group P.L.C..................................     927,122       8,450,016
    Kingfisher P.L.C.......................................   8,242,918      26,766,099
    Lloyds Banking Group P.L.C............................. 178,022,807     129,910,115
    Lloyds Banking Group P.L.C., ADR.......................   1,479,223       4,245,370
    Mediclinic International P.L.C.........................     174,686         839,527
    Melrose Industries P.L.C...............................     294,849         634,691
    Micro Focus International P.L.C........................      98,863       1,532,595
#   Micro Focus International P.L.C., Sponsored ADR........     104,958       1,610,056
#   Pearson P.L.C..........................................     748,020       8,593,209
#   Pearson P.L.C., Sponsored ADR..........................   1,119,256      12,759,518
    Royal Bank of Scotland Group P.L.C.....................   2,796,353       8,418,411
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR.....     632,031       3,855,389
    Royal Dutch Shell P.L.C., Class A......................     122,471       3,901,693
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......   2,913,977     184,134,183
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......   3,006,785     197,575,842
    Royal Mail P.L.C.......................................   3,005,342      13,797,307
    Shire P.L.C., ADR......................................      86,843      15,788,057
    Shire P.L.C............................................     293,960      17,740,750
    Standard Chartered P.L.C...............................   4,294,713      30,100,386
    Standard Life Aberdeen P.L.C...........................   1,614,944       5,577,750
    Vodafone Group P.L.C...................................  58,351,986     109,733,134
    Vodafone Group P.L.C., Sponsored ADR...................   4,011,201      75,932,040
    Wm Morrison Supermarkets P.L.C.........................   9,206,943      29,169,340
    WPP P.L.C..............................................     248,421       2,811,066
                                                            ----------- ---------------
TOTAL UNITED KINGDOM.......................................               1,929,056,289
                                                                        ---------------
UNITED STATES -- (0.3%)
*   Linde P.L.C............................................     241,948      39,695,031
                                                            ----------- ---------------
TOTAL COMMON STOCKS........................................              11,839,128,370
                                                                        ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
    Bayerische Motoren Werke AG............................     109,145       8,220,422
    Porsche Automobil Holding SE...........................     298,549      18,986,222
    Volkswagen AG..........................................     689,777     115,884,550
                                                            ----------- ---------------
TOTAL GERMANY..............................................                 143,091,194
                                                                        ---------------

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES       VALUE>>
                                                            ---------- ---------------
GERMANY -- (Continued)
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/01/18..................... 37,339,498 $     1,450,636
                                                            ---------- ---------------
TOTAL INVESTMENT SECURITIES.                                            11,983,670,200
                                                                       ---------------

                                                                           VALUE+
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@ (S) DFA Short Term Investment Fund....................... 42,184,239     488,071,641
                                                            ---------- ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $12,252,986,071).................................            $12,471,741,841
                                                                       ===============

ADR   American Depositary Receipt
P.L.C Public Limited Company.
SA    Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#     Total or Partial Securities on Loan.
*     Non-Income Producing Securities.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future        44     12/21/18  $  4,270,354 $  3,987,500     (282,854)
S&P 500(R) Emini Index       714     12/21/18   103,294,447   96,786,270   (6,508,177)
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                        $107,564,801 $100,773,770  $(6,791,031)
                                               ============ ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------
                                                          LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                        ------------ -------------- ------- --------------
Common Stocks
   Australia........................................... $  3,012,806 $  678,651,529   --    $  681,664,335
   Austria.............................................           --      6,092,849   --         6,092,849
   Belgium.............................................           --    131,301,630   --       131,301,630
   Canada..............................................  989,400,908             --   --       989,400,908
   Denmark.............................................           --    186,467,098   --       186,467,098
   Finland.............................................           --    124,986,171   --       124,986,171
   France..............................................           --  1,230,370,700   --     1,230,370,700
   Germany.............................................   60,592,679    770,359,829   --       830,952,508
   Hong Kong...........................................           --    344,005,710   --       344,005,710
   Ireland.............................................    5,917,554     29,795,505   --        35,713,059
   Israel..............................................           --     51,577,567   --        51,577,567
   Italy...............................................   28,028,937    176,509,525   --       204,538,462
   Japan...............................................   59,798,491  2,741,577,183   --     2,801,375,674
   Netherlands.........................................   33,222,497    406,141,835   --       439,364,332
   New Zealand.........................................           --     20,194,780   --        20,194,780
   Norway..............................................      237,360    109,398,869   --       109,636,229

SCHEDULE OF INVESTMENTS
CONTINUED

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                      -------------------------------------------------------
                          LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                      --------------  --------------- ------- ---------------
     Portugal........             --  $     4,861,587   --    $     4,861,587
     Singapore.......             --      118,142,676   --        118,142,676
     South Africa....             --        5,340,658   --          5,340,658
     Spain........... $      336,655      287,383,136   --        287,719,791
     Sweden..........             --      309,182,641   --        309,182,641
     Switzerland.....     71,828,555      885,659,130   --        957,487,685
     United Kingdom..  1,009,984,667      919,071,622   --      1,929,056,289
     United States...     39,695,031               --   --         39,695,031
  Preferred Stocks
     Germany.........             --      143,091,194   --        143,091,194
  Rights/Warrants
     Spain...........             --        1,450,636   --          1,450,636
  Securities Lending
    Collateral.......             --      488,071,641   --        488,071,641
  Futures
    Contracts**......     (6,791,031)              --   --         (6,791,031)
                      --------------  ---------------   --    ---------------
  TOTAL.............. $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                      ==============  ===============   ==    ===============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES     VALUE>>
                                                            --------- -----------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
    Ambev SA, ADR.......................................... 5,984,451 $25,912,673
    Ambev SA...............................................   855,320   3,755,456
    Atacadao Distribuicao Comercio e Industria, Ltd........   154,377     632,193
    B3 SA - Brasil Bolsa Balcao............................ 1,910,917  13,627,768
    Banco Bradesco SA, ADR................................. 1,056,734   9,690,251
    Banco Bradesco SA...................................... 1,025,829   8,338,392
    Banco BTG Pactual SA...................................    14,300      75,967
    Banco do Brasil SA.....................................   698,316   8,021,768
    Banco Santander Brasil SA..............................   374,457   4,246,160
    BB Seguridade Participacoes SA.........................   636,043   4,525,707
    Braskem SA, Sponsored ADR..............................   154,641   4,308,298
*   BRF SA.................................................   853,740   5,024,024
    CCR SA................................................. 2,672,227   7,877,020
*   Centrais Eletricas Brasileiras SA......................   312,777   1,975,080
*   Centrais Eletricas Brasileiras SA, ADR.................    49,971     351,796
    Cia de Saneamento Basico do Estado de Sao Paulo........   457,600   3,436,765
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR...    75,638     561,234
    Cia Energetica de Minas Gerais.........................   103,000     306,661
*   Cia Siderurgica Nacional SA, Sponsored ADR.............   380,551     958,988
*   Cia Siderurgica Nacional SA............................   575,321   1,479,463
    Cielo SA............................................... 1,808,236   6,413,737
    Cosan SA...............................................   324,677   2,813,606
    Embraer SA, Sponsored ADR..............................   329,053   7,328,010
    Engie Brasil Energia SA................................   259,701   2,777,402
    Equatorial Energia SA..................................   333,000   6,083,748
    Fibria Celulose SA.....................................    22,600     436,332
    Fibria Celulose SA, Sponsored ADR......................   196,863   3,781,738
#   Gerdau SA, Sponsored ADR...............................   631,681   2,747,812
    Gerdau SA..............................................   176,416     614,837
    Hypermarcas SA.........................................   373,949   2,992,396
    Itau Unibanco Holding SA...............................   446,626   5,087,324
    JBS SA................................................. 3,108,148   8,560,666
    Klabin SA..............................................   663,900   3,330,650
    Kroton Educacional SA.................................. 2,416,954   7,416,798
    Localiza Rent a Car SA.................................   606,300   4,683,898
    Lojas Americanas SA....................................   158,284     595,453
    Lojas Renner SA........................................ 1,274,302  12,874,850
    M Dias Branco SA.......................................   104,200   1,245,136
    Magazine Luiza SA......................................   114,700   5,202,569
    Multiplan Empreendimentos Imobiliarios SA..............   153,900     951,149
    Natura Cosmeticos SA...................................   302,900   2,652,562
    Petroleo Brasileiro SA, Sponsored ADR.................. 1,299,604  19,260,131
#   Petroleo Brasileiro SA, Sponsored ADR..................   556,265   9,039,306
    Petroleo Brasileiro SA................................. 2,706,971  22,054,376
    Porto Seguro SA........................................   294,829   4,308,156
    Raia Drogasil SA.......................................   402,200   6,789,253
*   Rumo SA................................................ 1,470,651   6,579,696
    Suzano Papel e Celulose SA.............................   714,655   7,268,492
#   Telefonica Brasil SA, ADR..............................    66,193     767,839
    TIM Participacoes SA................................... 1,073,613   3,343,591
    Ultrapar Participacoes SA..............................   311,484   3,703,659
#   Ultrapar Participacoes SA, Sponsored ADR...............   254,308   3,000,834
    Vale SA, Sponsored ADR................................. 1,665,739  25,152,651
    Vale SA................................................ 3,260,013  49,677,633


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
                                                               SHARES      VALUE>>
                                                             ----------- ------------
BRAZIL -- (Continued)
     WEG SA.................................................     339,933 $  1,644,174
                                                             ----------- ------------
TOTAL BRAZIL                                                              356,286,128
                                                                         ------------
CHILE -- (1.3%)
     AES Gener SA...........................................   2,468,815      697,580
     Aguas Andinas SA, Class A..............................   4,770,656    2,492,495
#    Banco de Chile, ADR....................................      42,825    3,547,147
     Banco de Credito e Inversiones SA......................      70,603    4,420,667
     Banco Santander Chile, ADR.............................     227,071    6,689,512
     Cencosud SA............................................   2,652,360    5,437,799
     Cia Cervecerias Unidas SA..............................     109,017    1,357,633
     Cia Cervecerias Unidas SA, Sponsored ADR...............     113,569    2,847,175
     Colbun SA..............................................  11,908,297    2,267,525
     Embotelladora Andina SA, ADR, Class B..................      22,761      470,925
     Empresa Nacional de Telecomunicaciones SA..............     131,382      950,349
     Empresas CMPC SA.......................................   1,770,268    6,084,849
     Empresas COPEC SA......................................     351,453    4,927,291
     Enel Americas SA, ADR..................................     853,477    6,725,399
     Enel Chile SA, ADR.....................................     811,093    3,487,700
     Itau CorpBanca......................................... 217,080,063    2,006,182
#    Itau CorpBanca, ADR....................................      30,902      400,490
#    Latam Airlines Group SA, Sponsored ADR.................     468,440    4,319,017
     SACI Falabella.........................................     870,305    6,565,335
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR...     153,936    6,743,936
                                                             ----------- ------------
TOTAL CHILE.................................................               72,439,006
                                                                         ------------
CHINA -- (16.5%)
# *  51job, Inc., ADR.......................................       2,031      124,724
*    58.com, Inc., ADR......................................      40,230    2,638,686
#    AAC Technologies Holdings, Inc.........................     634,000    4,829,342
     Agile Group Holdings, Ltd..............................   2,128,000    2,444,956
     Agricultural Bank of China, Ltd., Class H..............  12,316,000    5,421,254
     Air China, Ltd., Class H...............................   2,406,000    1,945,153
*    Alibaba Group Holding, Ltd., Sponsored ADR.............     527,081   74,993,085
# *  Alibaba Health Information Technology, Ltd.............   1,832,000    1,486,014
*    Aluminum Corp. of China, Ltd., ADR.....................     107,180      975,338
*    Aluminum Corp. of China, Ltd., Class H.................   4,242,000    1,544,280
     Angang Steel Co., Ltd., Class H........................   1,720,000    1,470,868
#    Anhui Conch Cement Co., Ltd., Class H..................   1,483,000    7,686,596
     ANTA Sports Products, Ltd..............................   1,125,000    4,644,609
     BAIC Motor Corp., Ltd., Class H........................   3,511,000    1,982,039
*    Baidu, Inc., Sponsored ADR.............................     106,675   20,274,650
     Bank of China, Ltd., Class H...........................  32,226,181   13,729,686
     Bank of Communications Co., Ltd., Class H..............   3,273,515    2,459,248
#    BBMG Corp., Class H....................................   3,681,500    1,018,423
     Beijing Capital International Airport Co., Ltd.,
     Class H................................................   1,754,000    1,904,226
     Beijing Enterprises Holdings, Ltd......................     522,972    2,835,532
     Beijing Enterprises Water Group, Ltd...................   5,958,000    3,042,507
     Brilliance China Automotive Holdings, Ltd..............   2,582,000    2,265,014
#    BYD Co., Ltd., Class H.................................     662,386    4,260,986
     BYD Electronic International Co., Ltd..................     397,000      467,165
     CGN Power Co., Ltd., Class H...........................   6,045,000    1,390,219
     China Cinda Asset Management Co., Ltd., Class H........   8,406,000    2,063,525
     China CITIC Bank Corp., Ltd., Class H..................   5,731,928    3,552,844
     China Coal Energy Co., Ltd., Class H...................   1,963,777      881,799

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
                                                              SHARES     VALUE>>
                                                            ---------- -----------
CHINA -- (Continued)
    China Communications Construction Co., Ltd., Class H...  3,334,000 $ 3,056,962
    China Communications Services Corp., Ltd., Class H.....  2,068,000   1,675,846
    China Conch Venture Holdings, Ltd......................  1,339,000   3,767,387
    China Construction Bank Corp., Class H................. 41,584,590  32,999,317
    China Eastern Airlines Corp., Ltd., ADR................      2,200      61,886
    China Eastern Airlines Corp., Ltd., Class H............  2,220,000   1,232,129
    China Energy Engineering Corp., Ltd., Class H..........    346,000      33,579
    China Everbright Bank Co., Ltd., Class H...............  1,711,000     763,708
    China Everbright International, Ltd....................  3,195,703   2,556,548
#   China Evergrande Group.................................  3,151,000   7,555,386
#   China Galaxy Securities Co., Ltd., Class H.............  3,434,500   1,730,184
    China Gas Holdings, Ltd................................  1,752,800   5,564,068
#   China Hongqiao Group, Ltd..............................  2,630,000   1,763,197
    China Huarong Asset Management Co., Ltd., Class H...... 20,946,000   3,803,053
*   China Huishan Dairy Holdings Co., Ltd..................  2,888,000         541
#   China International Capital Corp., Ltd., Class H.......  1,015,600   1,672,841
    China International Marine Containers Group Co., Ltd.,
      Class H..............................................    346,600     306,004
    China Jinmao Holdings Group, Ltd.......................  7,942,000   3,346,345
#   China Life Insurance Co., Ltd., ADR....................    539,265   5,425,006
    China Longyuan Power Group Corp., Ltd., Class H........  2,767,000   2,105,695
    China Medical System Holdings, Ltd.....................    370,000     441,944
    China Mengniu Dairy Co., Ltd...........................  1,716,000   5,077,439
    China Merchants Bank Co., Ltd., Class H................  2,139,054   8,259,685
    China Merchants Port Holdings Co., Ltd.................  1,162,970   1,980,921
#   China Merchants Securities Co., Ltd., Class H..........    281,400     319,564
    China Minsheng Banking Corp., Ltd., Class H............  4,584,100   3,384,886
    China Mobile, Ltd., Sponsored ADR......................    902,501  42,011,422
    China Molybdenum Co., Ltd., Class H....................  3,828,966   1,429,837
    China National Building Material Co., Ltd., Class H....  6,704,000   4,819,939
    China Oilfield Services, Ltd., Class H.................  1,830,000   1,707,422
    China Overseas Land & Investment, Ltd..................  4,994,000  15,700,327
    China Pacific Insurance Group Co., Ltd., Class H.......    864,400   3,227,152
    China Petroleum & Chemical Corp., ADR..................    123,421   9,955,114
    China Petroleum & Chemical Corp., Class H.............. 10,440,800   8,504,823
    China Railway Construction Corp., Ltd., Class H........  2,789,000   3,542,050
    China Railway Group, Ltd., Class H.....................  3,780,000   3,378,230
    China Railway Signal & Communication Corp., Ltd.,
      Class H..............................................  1,593,000   1,072,654
    China Reinsurance Group Corp., Class H.................  5,019,000     961,855
    China Resources Beer Holdings Co., Ltd.................    849,611   2,960,575
    China Resources Cement Holdings, Ltd...................  3,290,000   2,920,461
    China Resources Gas Group, Ltd.........................  1,108,000   4,246,910
    China Resources Land, Ltd..............................  3,844,666  13,076,474
    China Resources Pharmaceutical Group, Ltd..............  1,569,000   2,305,197
    China Resources Power Holdings Co., Ltd................  1,790,517   3,150,318
    China Shenhua Energy Co., Ltd., Class H................  2,188,000   4,950,238
    China Southern Airlines Co., Ltd., Sponsored ADR.......     12,306     337,184
    China Southern Airlines Co., Ltd., Class H.............  3,138,000   1,710,482
    China State Construction International Holdings, Ltd...  1,914,250   1,368,899
    China Taiping Insurance Holdings Co., Ltd..............  1,360,306   4,569,241
#   China Telecom Corp., Ltd., ADR.........................     55,096   2,582,900
    China Telecom Corp., Ltd., Class H.....................  3,440,000   1,627,574
    China Unicom Hong Kong, Ltd............................  4,018,000   4,202,623
    China Unicom Hong Kong, Ltd., ADR......................    508,463   5,303,269
    China Vanke Co., Ltd., Class H.........................  1,335,700   4,124,504
    Chongqing Rural Commercial Bank Co., Ltd., Class H.....  3,121,000   1,724,025

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
                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     CIFI Holdings Group Co., Ltd...........................    626,000 $   262,642
     CITIC Securities Co., Ltd., Class H....................  1,741,500   3,074,627
     CITIC, Ltd.............................................  2,958,000   4,444,422
     CNOOC, Ltd.............................................  1,597,000   2,719,657
     CNOOC, Ltd., Sponsored ADR.............................    104,426  17,674,100
*    COSCO SHIPPING Development Co., Ltd., Class H..........  1,745,000     178,516
*    COSCO SHIPPING Holdings Co., Ltd., Class H.............  3,142,000   1,125,743
     COSCO SHIPPING Ports, Ltd..............................      3,305       3,378
     Country Garden Holdings Co., Ltd.......................  7,976,686   8,584,179
*    Country Garden Services Holdings Co., Ltd..............    542,492     707,291
     CRRC Corp., Ltd., Class H..............................  2,401,000   2,108,730
*    CSC Financial Co., Ltd., Class H.......................    542,500     307,888
     CSPC Pharmaceutical Group, Ltd.........................  3,420,000   7,287,360
# *  Ctrip.com International, Ltd., ADR.....................    239,497   7,970,460
     Dali Foods Group Co., Ltd..............................  1,145,500     818,976
     Dalian Port PDA Co., Ltd., Class H.....................    943,000     121,581
     Datang International Power Generation Co., Ltd.,
       Class H..............................................  2,836,000     634,198
     Dongfeng Motor Group Co., Ltd., Class H................  2,772,000   2,739,044
     ENN Energy Holdings, Ltd...............................    741,000   6,322,636
     Everbright Securities Co., Ltd., Class H...............    129,400     113,437
     Fosun International, Ltd...............................  1,692,222   2,482,725
#    Fullshare Holdings, Ltd................................  4,900,000   1,905,776
     Fuyao Glass Industry Group Co., Ltd., Class H..........    716,400   2,117,601
     Geely Automobile Holdings, Ltd.........................  5,029,000   9,690,891
#    GF Securities Co., Ltd., Class H.......................  1,120,400   1,451,634
#    Great Wall Motor Co., Ltd., Class H....................  5,681,500   3,374,929
     Guangdong Investment, Ltd..............................  2,402,000   4,300,226
#    Guangshen Railway Co., Ltd., Sponsored ADR.............     27,353     513,689
     Guangzhou Automobile Group Co., Ltd., Class H..........  2,257,162   2,287,732
     Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
       Ltd., Class H........................................    168,000     613,281
     Guangzhou R&F Properties Co., Ltd., Class H............  1,894,400   2,991,164
     Guotai Junan Securities Co., Ltd., Class H.............    268,400     565,884
     Haier Electronics Group Co., Ltd.......................  1,372,000   2,881,171
     Haitian International Holdings, Ltd....................    396,000     777,721
     Haitong Securities Co., Ltd., Class H..................  2,404,800   2,422,811
*    Hanergy Thin Film Power Group, Ltd.....................  5,416,000   3,453,223
     Hengan International Group Co., Ltd....................    853,000   6,780,815
     Huadian Power International Corp., Ltd., Class H.......  1,738,000     659,227
#    Huaneng Power International, Inc., Sponsored ADR.......     33,132     730,892
     Huaneng Power International, Inc., Class H.............  1,598,000     890,735
*    Huatai Securities Co., Ltd., Class H...................  1,105,800   1,780,286
     Huazhu Group, Ltd., ADR................................     14,574     381,256
     Huishang Bank Corp., Ltd., Class H.....................    800,800     346,639
     Industrial & Commercial Bank of China, Ltd., Class H... 43,840,185  29,744,363
*    JD.com, Inc., ADR......................................    203,735   4,791,847
     Jiangsu Expressway Co., Ltd., Class H..................  1,192,000   1,599,049
#    Jiangxi Copper Co., Ltd., Class H......................  1,230,000   1,358,618
     Jiayuan International Group, Ltd.......................     60,000     105,324
     Kingboard Holdings, Ltd................................    740,000   1,987,809
     Kunlun Energy Co., Ltd.................................  5,458,000   6,210,031
     Lee & Man Paper Manufacturing, Ltd.....................  1,126,000     966,763
     Legend Holdings Corp., Class H.........................    337,700     918,468
     Lenovo Group, Ltd...................................... 10,679,278   6,811,149
     Logan Property Holdings Co., Ltd.......................  2,282,000   2,113,368
     Longfor Group Holdings, Ltd............................  1,986,000   4,826,346

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
CHINA -- (Continued)
#    Maanshan Iron & Steel Co., Ltd., Class H............... 2,724,000 $  1,466,952
     Metallurgical Corp. of China, Ltd., Class H............ 2,546,000      618,820
     Minth Group, Ltd.......................................   400,000    1,299,651
*    MMG, Ltd...............................................   532,000      200,507
*    Momo, Inc., Sponsored ADR..............................    95,314    3,199,691
     NetEase, Inc., ADR.....................................    37,993    7,896,845
     New China Life Insurance Co., Ltd., Class H............   436,700    2,048,819
*    New Oriental Education & Technology Group, Inc.,
       Sponsored ADR........................................    47,189    2,761,028
     Nexteer Automotive Group, Ltd..........................   843,000    1,188,695
     Nine Dragons Paper Holdings, Ltd....................... 3,050,000    2,920,949
#    Orient Securities Co., Ltd., Class H...................   427,600      281,593
     People's Insurance Co. Group of China, Ltd. (The),
       Class H.............................................. 5,449,000    2,228,651
     PetroChina Co., Ltd., ADR..............................   118,623    8,616,775
     PetroChina Co., Ltd., Class H.......................... 3,056,000    2,197,335
     PICC Property & Casualty Co., Ltd., Class H............ 4,067,198    3,953,478
     Ping An Insurance Group Co. of China, Ltd., Class H.... 3,690,000   34,885,363
     Postal Savings Bank of China Co., Ltd., Class H........   958,000      573,180
     Red Star Macalline Group Corp., Ltd., Class H..........   184,009      162,789
# *  Semiconductor Manufacturing International Corp......... 4,418,600    3,649,929
# *  Semiconductor Manufacturing International Corp., ADR...     8,235       34,752
#    Shanghai Electric Group Co., Ltd., Class H............. 2,292,000      745,968
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H.   322,500      969,766
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H....   681,000    1,508,078
     Shengjing Bank Co., Ltd., Class H......................   146,500       64,518
     Shenzhou International Group Holdings, Ltd.............   574,000    6,363,705
     Shimao Property Holdings, Ltd.......................... 2,297,871    4,527,816
     Sino Biopharmaceutical, Ltd............................ 5,633,000    5,084,298
     Sino-Ocean Group Holding, Ltd.......................... 1,735,000      682,022
     Sinopec Engineering Group Co., Ltd., Class H...........   967,500      901,278
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
       ADR..................................................     7,417      325,257
     Sinopec Shanghai Petrochemical Co., Ltd., Class H...... 4,697,000    2,064,067
     Sinopharm Group Co., Ltd., Class H..................... 1,310,800    6,349,974
     Sinotruk Hong Kong, Ltd................................ 1,021,000    1,476,337
     Sun Art Retail Group, Ltd.............................. 3,457,500    3,790,840
#    Sunac China Holdings, Ltd.............................. 2,940,000    8,046,715
     Sunny Optical Technology Group Co., Ltd................   536,000    4,679,754
*    TAL Education Group, ADR...............................    24,973      723,718
     Tencent Holdings, Ltd.................................. 3,704,000  126,896,300
     Tingyi Cayman Islands Holding Corp..................... 3,242,000    4,803,504
#    TravelSky Technology, Ltd., Class H....................   963,000    2,339,315
     Tsingtao Brewery Co., Ltd., Class H....................   296,000    1,170,529
     United Energy Group, Ltd............................... 2,714,000      529,862
*    Vipshop Holdings, Ltd., ADR............................   206,174    1,002,006
     Want Want China Holdings, Ltd.......................... 6,644,000    4,753,245
# *  Weibo Corp., Sponsored ADR.............................    20,022    1,181,498
     Weichai Power Co., Ltd., Class H....................... 3,416,800    3,377,851
     Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H..............................................   662,319      494,593
     Yanzhou Coal Mining Co., Ltd., Class H................. 3,398,000    3,231,773
     Yum China Holdings, Inc................................   221,181    7,980,210
*    YY, Inc., ADR..........................................    56,111    3,585,493
     Zhejiang Expressway Co., Ltd., Class H.................   964,000      810,616
     Zhongsheng Group Holdings, Ltd.........................   978,000    1,787,892

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
                                                             SHARES     VALUE>>
                                                            --------- ------------
CHINA -- (Continued)
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.........   427,100 $  2,289,531
    Zijin Mining Group Co., Ltd., Class H.................. 7,745,000    2,897,119
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H........................................   724,400      232,382
*   ZTE Corp., Class H.....................................   454,885      696,229
#   ZTO Express Cayman, Inc., ADR..........................    77,216    1,252,444
                                                            --------- ------------
TOTAL CHINA................................................            910,523,201
                                                                      ------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA.....................................    48,940      973,174
    Bancolombia SA, Sponsored ADR..........................   111,500    4,118,810
    Bancolombia SA.........................................   263,306    2,476,438
    Cementos Argos SA......................................   306,742      668,838
#   Ecopetrol SA, Sponsored ADR............................   172,877    4,021,119
    Ecopetrol SA........................................... 3,327,922    3,865,945
    Grupo Argos SA.........................................   246,952    1,150,574
    Grupo Aval Acciones y Valores SA, ADR..................    81,955      576,144
    Grupo de Inversiones Suramericana SA...................   271,214    2,645,164
    Grupo Energia Bogota SA ESP............................ 1,021,542      588,588
    Grupo Nutresa SA.......................................   171,224    1,185,988
    Interconexion Electrica SA ESP.........................   613,721    2,279,886
                                                            --------- ------------
TOTAL COLOMBIA.............................................             24,550,668
                                                                      ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S................................................   305,092    7,259,232
    Komercni banka A.S.....................................    51,559    1,956,591
    Moneta Money Bank A.S..................................    30,234      100,246
    O2 Czech Republic A.S..................................    70,083      736,804
    Philip Morris CR A.S...................................       755      474,443
                                                            --------- ------------
TOTAL CZECH REPUBLIC.......................................             10,527,316
                                                                      ------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR........ 1,400,823    6,090,989
    Commercial International Bank Egypt S.A.E., GDR........   109,160      474,300
*   Egyptian Financial Group-Hermes Holding Co., GDR.......    33,850       50,944
*   Egyptian Financial Group-Hermes Holding Co., GDR.......    17,482       26,407
                                                            --------- ------------
TOTAL EGYPT................................................              6,642,640
                                                                      ------------
GREECE -- (0.3%)
*   Alpha Bank AE..........................................   105,217      158,785
*   Eurobank Ergasias SA...................................       331          223
*   FF Group...............................................    12,618       28,584
    Hellenic Petroleum SA..................................   112,224      889,563
    Hellenic Telecommunications Organization SA............   340,319    3,792,651
    JUMBO SA...............................................   168,373    2,451,550
    Motor Oil Hellas Corinth Refineries SA.................    96,253    2,280,118
*   National Bank of Greece SA.............................    12,819       22,187
    OPAP SA................................................   278,698    2,618,373
    Titan Cement Co. SA....................................    61,385    1,353,652
                                                            --------- ------------
TOTAL GREECE...............................................             13,595,686
                                                                      ------------
HUNGARY -- (0.5%)
#   MOL Hungarian Oil & Gas P.L.C.......................... 1,279,647   13,417,423
    OTP Bank P.L.C.........................................   283,456   10,183,279

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
                                                             SHARES     VALUE>>
                                                            --------- -----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt....................................   124,839 $ 2,318,944
                                                            --------- -----------
TOTAL HUNGARY..............................................            25,919,646
                                                                      -----------
INDIA -- (12.5%)
*   3M India, Ltd..........................................       557     149,852
*   5Paisa Capital, Ltd....................................     4,048       9,890
    ABB India, Ltd.........................................    39,166     677,873
    ACC, Ltd...............................................    87,742   1,626,932
    Adani Enterprises, Ltd.................................   274,364     630,498
*   Adani Gas, Ltd.........................................   274,364     224,663
*   Adani Green Energy, Ltd................................   208,791     110,969
    Adani Ports & Special Economic Zone, Ltd...............   944,416   4,069,515
*   Adani Transmissions, Ltd...............................   272,206     608,708
*   Aditya Birla Capital, Ltd..............................   797,316   1,129,714
*   Aditya Birla Fashion and Retail, Ltd...................   411,628   1,000,044
    AIA Engineering, Ltd...................................     2,527      58,484
    Alkem Laboratories, Ltd................................     1,430      37,008
    Ambuja Cements, Ltd....................................   819,644   2,182,134
    Apollo Hospitals Enterprise, Ltd.......................    29,982     463,595
    Apollo Tyres, Ltd......................................    79,582     234,499
    Ashok Leyland, Ltd..................................... 2,765,773   4,277,867
    Asian Paints, Ltd......................................   448,324   7,461,329
    Aurobindo Pharma, Ltd..................................   652,018   7,031,210
*   Avenue Supermarts, Ltd.................................    16,071     292,000
*   Axis Bank, Ltd......................................... 1,624,999  12,729,144
    Bajaj Auto, Ltd........................................   101,584   3,561,073
    Bajaj Finance, Ltd.....................................   249,497   7,979,105
    Bajaj Finserv, Ltd.....................................    64,359   4,679,672
    Bajaj Holdings & Investment, Ltd.......................    65,019   2,476,486
    Balkrishna Industries, Ltd.............................   117,465   1,734,640
*   Bank of Baroda.........................................   932,221   1,391,973
*   Bank of India..........................................   242,165     281,965
    Bayer CropScience, Ltd.................................     2,026     106,174
    Berger Paints India, Ltd...............................   372,075   1,407,004
    Bharat Electronics, Ltd................................   949,260   1,192,309
    Bharat Forge, Ltd......................................   361,729   2,843,553
    Bharat Heavy Electricals, Ltd.......................... 1,441,323   1,343,996
    Bharat Petroleum Corp., Ltd............................   829,380   3,080,654
    Bharti Airtel, Ltd..................................... 1,900,659   7,497,149
    Bharti Infratel, Ltd...................................   472,935   1,705,662
    Biocon, Ltd............................................   121,818   1,082,813
    Bosch, Ltd.............................................     7,147   1,904,385
    Britannia Industries, Ltd..............................    31,591   2,398,988
    Cadila Healthcare, Ltd.................................   372,158   1,813,068
*   Canara Bank............................................   283,414   1,003,538
    Castrol India, Ltd.....................................   351,562     703,550
    Cholamandalam Investment and Finance Co., Ltd..........    88,389   1,506,836
    Cipla, Ltd.............................................   555,658   4,703,844
    Coal India, Ltd........................................   745,896   2,686,751
    Colgate-Palmolive India, Ltd...........................   115,396   1,744,182
    Container Corp. Of India, Ltd..........................   149,736   1,281,172
    Cummins India, Ltd.....................................    95,747     965,194
    Dabur India, Ltd.......................................   743,476   3,866,839
    Dalmia Bharat, Ltd.....................................    39,385   1,114,070
    Dewan Housing Finance Corp., Ltd.......................   360,475   1,094,827
    Divi's Laboratories, Ltd...............................   147,169   2,945,454

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
                                                             SHARES     VALUE>>
                                                            --------- -----------
INDIA -- (Continued)
    DLF, Ltd...............................................   747,955 $ 1,658,933
#   Dr Reddy's Laboratories, Ltd., ADR.....................   148,465   5,052,264
    Dr Reddy's Laboratories, Ltd...........................    71,015   2,439,140
    Edelweiss Financial Services, Ltd......................   854,301   1,875,673
    Eicher Motors, Ltd.....................................    20,610   6,061,689
    Emami, Ltd.............................................   180,662     966,736
    Endurance Technologies, Ltd............................     4,240      69,290
    Exide Industries, Ltd..................................   375,923   1,350,074
    Federal Bank, Ltd...................................... 2,661,927   2,975,227
*   Future Retail, Ltd.....................................   147,909     981,786
    GAIL India, Ltd........................................   824,943   4,188,487
    GAIL India, Ltd., GDR..................................    51,184   1,526,529
    Gillette India, Ltd....................................     1,014      89,419
    GlaxoSmithKline Consumer Healthcare, Ltd...............    13,803   1,302,187
    GlaxoSmithKline Pharmaceuticals, Ltd...................    26,434     509,770
    Glenmark Pharmaceuticals, Ltd..........................    88,821     744,265
    Godrej Consumer Products, Ltd..........................   506,589   4,977,539
    Godrej Industries, Ltd.................................    71,533     451,860
    Graphite India, Ltd....................................    40,072     515,667
    Grasim Industries, Ltd.................................   303,963   3,419,040
    GRUH Finance, Ltd......................................   229,367     892,799
    Havells India, Ltd.....................................   234,115   2,048,662
    HCL Technologies, Ltd..................................   862,054  12,398,683
    HDFC Bank, Ltd......................................... 1,383,984  35,827,777
    HEG, Ltd...............................................     9,579     557,923
    Hero MotoCorp, Ltd.....................................    85,976   3,198,950
    Hindalco Industries, Ltd............................... 2,322,605   6,915,586
    Hindustan Petroleum Corp., Ltd.........................   726,814   2,202,422
    Hindustan Unilever, Ltd................................   992,915  21,735,775
    Honeywell Automation India, Ltd........................        76      20,332
    Housing Development Finance Corp., Ltd................. 1,388,536  33,180,190
    ICICI Bank, Ltd., Sponsored ADR........................ 1,010,599   9,590,580
    ICICI Prudential Life Insurance Co., Ltd...............   214,237     962,834
*   IDBI Bank, Ltd.........................................   538,410     430,183
    IDFC Bank, Ltd......................................... 1,324,674     620,225
    IIFL Holdings, Ltd.....................................   114,279     711,862
    Indiabulls Housing Finance, Ltd........................   656,568   7,382,391
    Indiabulls Ventures, Ltd...............................    43,707     254,377
*   Indian Bank............................................   114,252     387,861
    Indian Hotels Co., Ltd. (The)..........................    42,974      75,045
    Indian Oil Corp., Ltd.................................. 1,522,278   2,844,843
    Indraprastha Gas, Ltd..................................   240,300     864,825
    IndusInd Bank, Ltd.....................................   173,449   3,333,044
    Info Edge India, Ltd...................................     9,065     192,538
    Infosys, Ltd., Sponsored ADR........................... 1,695,776  16,058,999
    Infosys, Ltd........................................... 3,610,458  33,342,563
    InterGlobe Aviation, Ltd...............................   116,576   1,396,838
    ITC, Ltd............................................... 4,651,620  17,551,954
*   Jindal Steel & Power, Ltd..............................   624,327   1,438,298
    JSW Steel, Ltd......................................... 2,677,650  12,271,689
    Jubilant Foodworks, Ltd................................   107,404   1,573,697
    Kansai Nerolac Paints, Ltd.............................   102,132     520,802
    Kotak Mahindra Bank, Ltd...............................   538,866   8,139,530
    L&T Finance Holdings, Ltd..............................   810,405   1,395,153
    Larsen & Toubro Infotech, Ltd..........................    53,817   1,276,939
    Larsen & Toubro, Ltd...................................   593,379  10,407,444
    LIC Housing Finance, Ltd...............................   903,601   5,009,779

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
INDIA -- (Continued)
     Lupin, Ltd.............................................   355,461 $ 4,234,000
     Mahindra & Mahindra Financial Services, Ltd............   452,819   2,485,354
     Mahindra & Mahindra, Ltd...............................   649,954   6,725,454
     Mangalore Refinery & Petrochemicals, Ltd...............   285,511     316,065
     Marico, Ltd............................................   748,884   3,243,012
     Maruti Suzuki India, Ltd...............................   138,331  12,347,016
*    Max Financial Services, Ltd............................     6,700      34,127
     Mindtree, Ltd..........................................   153,975   1,782,969
     Motherson Sumi Systems, Ltd............................   958,259   2,113,229
     Motherson Sumi Systems, Ltd............................   479,130   1,057,785
     Motilal Oswal Financial Services, Ltd..................    34,676     290,628
     Mphasis, Ltd...........................................   122,230   1,634,014
     MRF, Ltd...............................................     2,969   2,598,675
     Muthoot Finance, Ltd...................................   258,920   1,432,068
     Natco Pharma, Ltd......................................     5,022      51,189
     NBCC India, Ltd........................................   239,532     179,108
     Nestle India, Ltd......................................    37,106   5,079,847
     NHPC, Ltd.............................................. 2,448,181     813,239
     NTPC, Ltd.............................................. 1,623,015   3,506,429
     Oberoi Realty, Ltd.....................................    48,015     273,595
     Oil & Natural Gas Corp., Ltd...........................   990,901   2,050,592
     Oil India, Ltd.........................................   271,393     722,372
     Oracle Financial Services Software, Ltd................    31,150   1,527,037
     Page Industries, Ltd...................................     5,806   2,306,711
     Petronet LNG, Ltd...................................... 1,693,517   5,192,961
     Pfizer, Ltd............................................       299      11,765
     Pidilite Industries, Ltd...............................   195,176   2,534,276
     Piramal Enterprises, Ltd...............................   109,465   3,186,350
     PNB Housing Finance, Ltd...............................    20,866     224,105
     Power Finance Corp., Ltd............................... 1,286,772   1,662,954
     Power Grid Corp. of India, Ltd......................... 1,910,627   4,803,969
     Procter & Gamble Hygiene & Health Care, Ltd............    10,490   1,326,797
*    Punjab National Bank................................... 1,002,726     998,252
     Rajesh Exports, Ltd....................................   147,784   1,137,616
     Ramco Cements, Ltd. (The)..............................    74,086     599,453
     RBL Bank, Ltd..........................................   169,340   1,194,263
     Reliance Capital, Ltd..................................    53,706     175,998
     Reliance Home Finance, Ltd.............................   151,764      84,129
     Reliance Industries, Ltd............................... 3,145,620  45,029,598
     Reliance Industries, Ltd., GDR.........................     3,374      96,328
     Rural Electrification Corp., Ltd....................... 2,124,950   3,353,804
     Sanofi India, Ltd......................................       529      41,484
     Shree Cement, Ltd......................................    10,928   2,002,045
     Shriram City Union Finance, Ltd........................     1,315      28,881
     Shriram Transport Finance Co., Ltd.....................   274,745   4,292,115
     Siemens, Ltd...........................................    67,011     844,776
*    State Bank of India.................................... 1,485,493   5,640,167
*    Steel Authority of India, Ltd..........................   899,628     784,798
     Sun Pharmaceutical Industries, Ltd.....................   787,154   6,167,903
     Sun TV Network, Ltd....................................   141,320   1,243,338
     Sundaram Finance Holdings, Ltd.........................    27,690      37,527
     Sundaram Finance, Ltd..................................    38,211     767,956
     Tata Chemicals, Ltd....................................   100,083     923,253
     Tata Communications, Ltd...............................    93,519     620,049
     Tata Consultancy Services, Ltd......................... 1,381,009  36,137,448
     Tata Global Beverages, Ltd.............................   335,765     984,110
# *  Tata Motors, Ltd., Sponsored ADR.......................    41,094     501,758

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
INDIA -- (Continued)
*   Tata Motors, Ltd.......................................  2,887,084 $  6,977,837
    Tata Power Co., Ltd. (The).............................  2,311,735    2,384,772
    Tata Steel, Ltd........................................  1,295,722    9,701,038
    Tech Mahindra, Ltd.....................................    815,943    8,218,936
    Titan Co., Ltd.........................................    364,783    4,159,189
    Torrent Pharmaceuticals, Ltd...........................     94,358    2,131,615
    TVS Motor Co., Ltd.....................................    131,305      956,958
    UltraTech Cement, Ltd..................................     79,522    3,736,792
    United Breweries, Ltd..................................     65,858    1,090,091
*   United Spirits, Ltd....................................    338,070    2,646,110
    UPL, Ltd...............................................  1,008,770    9,164,250
    Vakrangee, Ltd.........................................    367,011      128,704
    Vedanta, Ltd...........................................  4,103,469   11,707,332
*   Vodafone Idea, Ltd.....................................  5,576,048    2,915,297
    Voltas, Ltd............................................     93,393      683,451
    Whirlpool of India, Ltd................................      6,867      128,189
    Wipro, Ltd.............................................  1,408,295    6,319,771
    Yes Bank, Ltd..........................................  3,352,181    8,536,683
    Zee Entertainment Enterprises, Ltd.....................    681,709    4,144,153
                                                            ---------- ------------
TOTAL INDIA................................................             690,437,730
                                                                       ------------
INDONESIA -- (2.5%)
    Ace Hardware Indonesia Tbk PT..........................  1,956,300      176,452
    Adaro Energy Tbk PT.................................... 53,869,600    5,853,794
    Astra Agro Lestari Tbk PT..............................  1,255,245      992,523
    Astra International Tbk PT............................. 22,239,310   11,568,106
    Bank Central Asia Tbk PT...............................  8,457,600   13,168,996
    Bank Danamon Indonesia Tbk PT..........................  4,611,679    2,254,036
    Bank Mandiri Persero Tbk PT............................ 16,989,234    7,633,624
    Bank Negara Indonesia Persero Tbk PT................... 11,832,622    5,713,343
*   Bank Pan Indonesia Tbk PT..............................    894,800       63,928
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  1,514,200      178,356
    Bank Rakyat Indonesia Persero Tbk PT................... 63,168,800   13,110,556
    Bank Tabungan Negara Persero Tbk PT....................  7,450,900    1,040,128
    Barito Pacific Tbk PT.................................. 12,319,700    1,522,765
    Bayan Resources Tbk PT.................................     79,500      102,409
    Bukit Asam Tbk PT......................................  8,340,900    2,342,514
*   Bumi Serpong Damai Tbk PT.............................. 11,859,700      861,025
    Charoen Pokphand Indonesia Tbk PT...................... 11,695,400    4,236,240
    Gudang Garam Tbk PT....................................    812,100    3,871,278
    Indah Kiat Pulp & Paper Corp. Tbk PT...................  4,753,400    3,983,621
    Indo Tambangraya Megah Tbk PT..........................    530,000      868,411
    Indocement Tunggal Prakarsa Tbk PT.....................  1,739,500    1,984,811
    Indofood CBP Sukses Makmur Tbk PT......................  3,456,800    2,031,057
    Indofood Sukses Makmur Tbk PT.......................... 14,843,600    5,840,045
    Indosat Tbk PT.........................................  1,720,800      273,186
    Jasa Marga Persero Tbk PT..............................  3,871,113    1,058,227
    Kalbe Farma Tbk PT..................................... 27,775,800    2,505,240
    Matahari Department Store Tbk PT.......................  3,313,800    1,058,703
    Mayora Indah Tbk PT.................................... 18,911,525    3,171,396
    Media Nusantara Citra Tbk PT...........................  6,244,300      321,277
*   Mitra Keluarga Karyasehat Tbk PT.......................  2,463,600      232,060
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................    150,600      102,381
    Pakuwon Jati Tbk PT.................................... 46,392,900    1,459,860
    Perusahaan Gas Negara Persero Tbk...................... 13,632,200    1,996,486

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
INDONESIA -- (Continued)
    Semen Baturaja Persero Tbk PT...........................  1,298,200 $    150,436
    Semen Indonesia Persero Tbk PT..........................  4,737,700    2,809,064
    Sinar Mas Agro Resources & Technology Tbk PT............  1,035,900      284,826
    Surya Citra Media Tbk PT................................  8,971,800      928,371
    Telekomunikasi Indonesia Persero Tbk PT................. 37,216,900    9,427,936
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR..    196,768    4,958,554
    Tower Bersama Infrastructure Tbk PT.....................  2,551,800      785,558
    Unilever Indonesia Tbk PT...............................  2,015,700    5,741,583
    United Tractors Tbk PT..................................  4,047,896    8,937,053
*   Vale Indonesia Tbk PT...................................  3,974,600      767,082
    Waskita Karya Persero Tbk PT............................ 14,513,179    1,377,908
*   XL Axiata Tbk PT........................................ 12,061,400    2,084,308
                                                             ---------- ------------
TOTAL INDONESIA.............................................             139,829,513
                                                                        ------------
MALAYSIA -- (3.2%)
    AFFIN Bank Bhd..........................................    548,300      296,278
    AirAsia Group Bhd.......................................  5,756,900    3,617,027
    Alliance Bank Malaysia Bhd..............................  1,843,300    1,745,814
    AMMB Holdings Bhd.......................................  3,389,359    3,080,609
#   Astro Malaysia Holdings Bhd.............................  2,488,700      803,949
#   Axiata Group Bhd........................................  4,049,995    3,302,994
    Batu Kawan Bhd..........................................    105,400      425,072
    BIMB Holdings Bhd.......................................  1,138,455      996,562
    Boustead Holdings Bhd...................................    264,800       99,341
    British American Tobacco Malaysia Bhd...................    238,400    1,771,125
    Bursa Malaysia Bhd......................................    311,200      544,845
    Carlsberg Brewery Malaysia Bhd, Class B.................     23,600      100,457
    CIMB Group Holdings Bhd.................................  4,821,294    6,596,910
    Dialog Group Bhd........................................  1,487,318    1,204,668
    DiGi.Com Bhd............................................  5,082,520    5,236,952
    FGV Holdings Bhd........................................  4,302,300    1,440,717
    Fraser & Neave Holdings Bhd.............................    111,200      895,685
    Gamuda Bhd..............................................  2,823,300    1,615,270
    Genting Bhd.............................................  5,238,500    9,193,233
#   Genting Malaysia Bhd....................................  3,824,300    4,107,540
    Genting Plantations Bhd.................................    460,000    1,062,046
    HAP Seng Consolidated Bhd...............................    973,700    2,291,412
#   Hartalega Holdings Bhd..................................  2,213,600    3,311,834
    Heineken Malaysia Bhd...................................     28,100      120,896
    Hong Leong Bank Bhd.....................................    446,566    2,211,376
    Hong Leong Financial Group Bhd..........................    673,583    2,961,531
    IHH Healthcare Bhd......................................  1,798,500    2,149,580
#   IJM Corp. Bhd...........................................  5,859,962    2,284,363
#   Inari Amertron Bhd......................................  3,266,200    1,534,195
    IOI Corp. Bhd...........................................  3,602,105    3,874,314
#   IOI Properties Group Bhd................................  2,703,229      846,414
    Kuala Lumpur Kepong Bhd.................................    670,900    3,995,099
    Malayan Banking Bhd.....................................  4,762,143   10,808,834
    Malaysia Airports Holdings Bhd..........................  1,993,341    3,962,139
#   Malaysia Building Society Bhd...........................  3,866,310      870,308
    Maxis Bhd...............................................  2,881,400    3,602,706
    MISC Bhd................................................  2,239,398    3,260,155
    MMC Corp. Bhd...........................................  1,730,200      443,086
    Nestle Malaysia Bhd.....................................     44,500    1,529,762
    Petronas Chemicals Group Bhd............................  3,389,400    7,578,519

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
MALAYSIA -- (Continued)
     Petronas Dagangan Bhd..................................    307,800 $  1,915,663
     Petronas Gas Bhd.......................................    890,500    3,895,271
     PPB Group Bhd..........................................    977,880    3,918,474
#    Press Metal Aluminium Holdings Bhd.....................  1,919,800    2,222,430
     Public Bank Bhd........................................  3,656,014   21,506,227
     QL Resources Bhd.......................................    824,890    1,390,609
#    RHB Bank Bhd...........................................  1,367,505    1,710,801
*    Sapura Energy Bhd......................................  1,536,800      124,464
     Sime Darby Bhd.........................................  4,120,261    2,167,331
     Sime Darby Plantation Bhd..............................  3,018,761    3,799,427
     Sime Darby Property Bhd................................  3,018,761      705,148
     SP Setia Bhd Group.....................................  1,553,649      780,689
#    Sunway Bhd.............................................  3,505,225    1,147,806
#    Telekom Malaysia Bhd...................................  1,540,864      877,029
     Tenaga Nasional Bhd....................................  3,718,850   13,072,261
     Top Glove Corp. Bhd....................................  2,367,800    3,366,635
#    UMW Holdings Bhd.......................................  1,196,366    1,359,555
     United Plantations Bhd.................................     48,200      308,627
     Westports Holdings Bhd.................................  1,568,000    1,278,937
     YTL Corp. Bhd.......................................... 13,836,599    3,511,239
     YTL Power International Bhd............................  2,843,597      646,509
                                                             ---------- ------------
TOTAL MALAYSIA..............................................             175,478,749
                                                                        ------------
MEXICO -- (3.7%)
     Alfa S.A.B. de C.V., Class A...........................  9,293,344    9,827,134
#    America Movil S.A.B. de C.V............................ 48,207,854   34,862,633
     America Movil S.A.B. de C.V., Sponsored ADR, Class L...    109,448    1,574,957
     Arca Continental S.A.B. de C.V.........................    605,424    3,040,048
     Banco Santander Mexico SA Institucion de Banca.........
     Multiple Grupo Financiero Santand, ADR.................     55,735      350,016
     Banco Santander Mexico SA Institucion de Banca.........
     Multiple Grupo Financiero Santand, Class B.............  2,837,053    3,551,685
#    Becle S.A.B. de C.V....................................    340,960      419,460
# *  Cemex S.A.B. de C.V.................................... 24,758,419   12,407,700
     Coca-Cola Femsa S.A.B. de C.V..........................    369,570    2,110,633
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR..........     21,590    1,230,414
     El Puerto de Liverpool S.A.B. de C.V...................    293,210    1,862,040
#    Fomento Economico Mexicano S.A.B. de C.V...............  1,375,803   11,719,207
     Gruma S.A.B. de C.V., Class B..........................    573,607    6,000,590
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR...     13,641    1,130,566
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B..............................................    533,221    4,434,660
#    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR....     32,374    5,342,357
#    Grupo Bimbo S.A.B. de C.V..............................  2,348,504    4,391,034
     Grupo Carso S.A.B. de C.V..............................    793,269    2,323,192
#    Grupo Elektra S.A.B. de C.V............................     95,655    4,049,736
     Grupo Financiero Banorte S.A.B. de C.V.................  2,329,239   12,841,445
     Grupo Financiero Inbursa S.A.B. de C.V.................  3,972,661    5,176,736
     Grupo Lala S.A.B. de C.V...............................    780,676      686,009
#    Grupo Mexico S.A.B. de C.V.............................  6,360,255   14,669,142
     Grupo Televisa S.A.B...................................  3,641,138   10,487,883
     Grupo Televisa S.A.B., Sponsored ADR...................    168,037    2,416,372
# *  Impulsora del Desarrollo y el Empleo en America Latina
       S.A.B. de C.V........................................  2,300,948    3,817,309
#    Industrias Penoles S.A.B. de C.V.......................    371,252    5,227,035

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
MEXICO -- (Continued)
    Infraestructura Energetica Nova S.A.B. de C.V..........    759,365 $  2,961,087
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A.......  2,363,448    3,405,566
    Megacable Holdings S.A.B. de C.V.......................    250,780    1,114,934
    Mexichem S.A.B. de C.V.................................  3,426,482    8,962,081
*   Organizacion Soriana S.A.B. de C.V., Class B...........  1,059,965    1,383,839
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V..................................................    284,767    2,585,764
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,198,435   18,406,051
                                                            ---------- ------------
TOTAL MEXICO...............................................             204,769,315
                                                                       ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA, ADR............................     15,158      156,131
#   Cia de Minas Buenaventura SAA, ADR.....................    125,122    1,731,689
    Credicorp, Ltd.........................................     70,995   16,024,281
*   Grana y Montero SAA, Sponsored ADR.....................    108,988      343,312
                                                            ---------- ------------
TOTAL PERU.................................................              18,255,413
                                                                       ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc...........................  2,290,670    2,015,118
    Aboitiz Power Corp.....................................  1,962,800    1,236,975
*   Alliance Global Group, Inc.............................  9,328,900    1,986,725
    Ayala Corp.............................................    321,242    5,530,251
    Ayala Land, Inc........................................  9,812,818    7,281,148
    Bank of the Philippine Islands.........................    990,562    1,523,053
    BDO Unibank, Inc.......................................  1,553,962    3,559,550
    Bloomberry Resorts Corp................................    827,600      130,110
    DMCI Holdings, Inc..................................... 11,675,800    2,804,060
    Emperador, Inc.........................................  1,850,900      240,903
*   Energy Development Corp................................  2,973,913      381,884
    Globe Telecom, Inc.....................................     70,620    2,759,304
    GT Capital Holdings, Inc...............................    148,975    2,117,308
    International Container Terminal Services, Inc.........  1,287,400    2,178,728
    JG Summit Holdings, Inc................................  3,081,700    2,728,888
    Jollibee Foods Corp....................................    639,740    3,303,692
    LT Group, Inc..........................................  4,703,300    1,275,492
    Manila Electric Co.....................................    321,700    2,214,340
    Megaworld Corp......................................... 21,538,400    1,777,039
    Metro Pacific Investments Corp......................... 20,451,700    1,837,103
    Metropolitan Bank & Trust Co...........................  1,464,017    1,796,097
*   Philippine National Bank...............................     73,048       54,125
    PLDT, Inc., Sponsored ADR..............................     75,930    1,930,141
    PLDT, Inc..............................................     89,255    2,303,409
    Puregold Price Club, Inc...............................  1,969,800    1,496,355
    Robinsons Land Corp....................................  3,184,682    1,251,832
    Robinsons Retail Holdings, Inc.........................    541,860      768,017
    San Miguel Corp........................................  1,462,960    4,682,196
    Security Bank Corp.....................................    391,830    1,058,902
    Semirara Mining & Power Corp...........................  1,973,600    1,032,187
    SM Investments Corp....................................    216,823    3,655,132
    SM Prime Holdings, Inc.................................  7,730,810    4,887,598
*   Top Frontier Investment Holdings, Inc..................     42,789      224,051
    Universal Robina Corp..................................  1,309,160    3,184,548
                                                            ---------- ------------
TOTAL PHILIPPINES..........................................              75,206,261
                                                                       ------------
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
                                                              SHARES     VALUE>>
                                                             --------- ------------
POLAND -- (1.6%)
*    Alior Bank SA..........................................   216,845 $  3,255,017
*    AmRest Holdings SE.....................................     3,440       35,527
     Bank Handlowy w Warszawie SA...........................    48,849      890,938
*    Bank Millennium SA..................................... 1,319,118    3,036,600
     Bank Pekao SA..........................................   120,869    3,295,163
     CCC SA.................................................    39,570    1,721,085
*    CD Projekt SA..........................................    91,082    3,749,546
*    Cyfrowy Polsat SA......................................   544,927    3,133,404
*    Dino Polska SA.........................................    57,419    1,261,721
*    Enea SA................................................   112,600      235,769
     Grupa Azoty SA.........................................    85,402      575,958
     Grupa Lotos SA.........................................   352,784    6,361,118
#    ING Bank Slaski SA.....................................    37,589    1,594,012
*    Jastrzebska Spolka Weglowa SA..........................   115,275    2,216,161
*    KGHM Polska Miedz SA...................................   370,074    8,366,641
     LPP SA.................................................     1,985    4,058,207
     mBank SA...............................................    30,837    2,998,833
# *  Orange Polska SA.......................................   552,973      624,957
*    PGE Polska Grupa Energetyczna SA....................... 2,048,684    5,605,652
     Polski Koncern Naftowy Orlen S.A.......................   565,808   13,606,212
*    Polskie Gornictwo Naftowe i Gazownictwo SA............. 1,863,953    3,040,627
     Powszechna Kasa Oszczednosci Bank Polski SA............   650,842    6,759,262
     Powszechny Zaklad Ubezpieczen SA.......................   808,411    8,238,497
     Santander Bank Polska SA...............................    35,994    3,189,325
*    Tauron Polska Energia SA............................... 1,895,409      879,166
                                                             --------- ------------
TOTAL POLAND................................................             88,729,398
                                                                       ------------
RUSSIA -- (1.8%)
     Gazprom PJSC, Sponsored ADR............................ 2,397,765   11,337,798
     Gazprom PJSC, Sponsored ADR............................   266,776    1,253,847
*    Lenta, Ltd., GDR.......................................     9,222       33,015
*    Lenta, Ltd., GDR.......................................    30,830      110,374
     Lukoil PJSC, Sponsored ADR(BYZF386)....................    68,365    5,102,764
     Lukoil PJSC, Sponsored ADR(BYZDW2900)..................   171,816   12,810,410
     Magnitogorsk Iron & Steel Works PJSC, GDR..............   199,210    1,867,339
*    Mail.Ru Group, Ltd., GDR...............................    59,974    1,597,707
     MMC Norilsk Nickel PJSC, ADR...........................    36,191      598,961
     MMC Norilsk Nickel PJSC, ADR...........................   406,377    6,728,075
     Novatek PJSC, GDR......................................    41,558    7,009,065
     Novolipetsk Steel PJSC, GDR............................   111,869    2,693,706
     PhosAgro PJSC, GDR.....................................    83,207    1,087,242
     PhosAgro PJSC, GDR.....................................     2,326       30,471
     Rosneft Oil Co. PJSC, GDR..............................    54,030      379,831
     Rosneft Oil Co. PJSC, GDR..............................   700,727    4,909,480
     Rostelecom PJSC, Sponsored ADR.........................    20,806      136,487
     Rostelecom PJSC, Sponsored ADR.........................    78,867      500,670
     RusHydro PJSC, ADR.....................................    12,131        9,523
     RusHydro PJSC, ADR..................................... 1,196,354      934,744
     Sberbank of Russia PJSC, Sponsored ADR................. 1,818,206   21,393,792
     Severstal PJSC, GDR....................................   191,829    2,977,743
     Tatneft PJSC, Sponsored ADR............................   137,960    9,683,548
     VTB Bank PJSC, GDR..................................... 1,358,280    1,709,985
     VTB Bank PJSC, GDR..................................... 1,913,221    2,410,658
     X5 Retail Group NV, GDR................................   115,775    2,720,712
                                                             --------- ------------
TOTAL RUSSIA................................................            100,027,947
                                                                       ------------
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
                                                              SHARES     VALUE>>
                                                             --------- ------------
SOUTH AFRICA -- (7.0%)
     Absa Group, Ltd........................................ 2,001,955 $ 20,228,326
     Anglo American Platinum, Ltd...........................    87,998    2,864,974
     AngloGold Ashanti, Ltd.................................    30,125      293,209
#    AngloGold Ashanti, Ltd., Sponsored ADR................. 1,637,102   15,405,130
     Aspen Pharmacare Holdings, Ltd.........................   574,874    6,079,285
     Assore, Ltd............................................    23,402      490,386
     AVI, Ltd...............................................   429,602    2,912,997
     Bid Corp., Ltd.........................................   694,776   13,008,851
     Bidvest Group, Ltd. (The)..............................   873,084   10,895,787
#    Capitec Bank Holdings, Ltd.............................    75,595    5,078,453
     Clicks Group, Ltd......................................   400,578    5,102,801
     Discovery, Ltd.........................................   619,824    6,652,139
     Distell Group Holdings, Ltd............................    49,312      364,649
     Exxaro Resources, Ltd..................................   564,337    5,771,962
     FirstRand, Ltd......................................... 4,821,116   21,057,002
     Foschini Group, Ltd. (The).............................   415,863    4,552,545
     Gold Fields, Ltd., Sponsored ADR....................... 3,443,277    9,159,117
     Imperial Holdings, Ltd.................................   583,684    6,476,320
     Investec, Ltd..........................................   684,825    4,251,428
     Kumba Iron Ore, Ltd....................................   164,394    3,223,228
     Liberty Holdings, Ltd..................................   302,881    2,221,747
     Life Healthcare Group Holdings, Ltd.................... 3,525,337    5,854,008
*    MMI Holdings, Ltd...................................... 1,438,704    1,744,586
     Mondi, Ltd.............................................   303,793    7,270,860
#    Mr. Price Group, Ltd...................................   439,100    6,875,079
     MTN Group, Ltd......................................... 3,510,155   20,383,222
     Naspers, Ltd., Class N.................................   314,943   55,241,268
     Nedbank Group, Ltd.....................................   545,382    9,219,763
#    NEPI Rockcastle P.L.C..................................   360,968    3,118,234
     Netcare, Ltd........................................... 2,825,287    4,742,248
     Pick n Pay Stores, Ltd.................................   261,842    1,210,207
     Pioneer Foods Group, Ltd...............................   102,875      565,276
     PSG Group, Ltd.........................................   245,614    3,662,740
     Sanlam, Ltd............................................ 3,023,284   15,223,199
     Sappi, Ltd............................................. 1,826,701   10,263,401
     Sasol, Ltd.............................................   118,450    3,870,940
#    Sasol, Ltd., Sponsored ADR.............................   771,710   25,096,009
     Shoprite Holdings, Ltd.................................   905,692   11,056,848
*    Sibanye Gold, Ltd...................................... 3,894,346    2,709,294
#    SPAR Group, Ltd. (The).................................   284,382    3,390,889
     Standard Bank Group, Ltd............................... 2,064,368   22,871,578
# *  Steinhoff International Holdings NV.................... 3,896,458      474,011
     Telkom SA SOC, Ltd.....................................   273,989      997,218
     Tiger Brands, Ltd......................................   311,532    5,580,096
#    Truworths International, Ltd...........................   979,184    5,363,726
#    Vodacom Group, Ltd.....................................   757,800    6,390,342
     Woolworths Holdings, Ltd............................... 2,502,184    8,641,286
                                                             --------- ------------
TOTAL SOUTH AFRICA..........................................            387,906,664
                                                                       ------------
SOUTH KOREA -- (16.2%)
     Amorepacific Corp......................................    27,561    3,723,813
     AMOREPACIFIC Group.....................................    42,761    2,343,747
     BGF Co., Ltd...........................................   216,994    1,422,542
     BGF retail Co., Ltd....................................     2,691      398,101
     BNK Financial Group, Inc...............................   525,177    3,507,782
# *  Celltrion Pharm, Inc...................................     7,682      361,356

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
SOUTH KOREA -- (Continued)
# *  Celltrion, Inc.........................................    77,760 $14,876,734
     Cheil Worldwide, Inc...................................    76,809   1,532,675
     CJ CGV Co., Ltd........................................    16,207     576,311
     CJ CheilJedang Corp....................................    21,659   6,178,228
     CJ Corp................................................    44,364   4,266,050
     CJ ENM Co., Ltd........................................     1,275     253,682
# *  CJ Logistics Corp......................................    14,891   2,077,336
     Com2uSCorp.............................................    11,105   1,256,443
#    Cosmax, Inc............................................     2,859     290,466
     Coway Co., Ltd.........................................    80,403   4,961,557
     Cuckoo Holdings Co., Ltd...............................     1,093     116,675
*    Cuckoo Homesys Co., Ltd................................       368      50,632
     Daelim Industrial Co., Ltd.............................    53,399   3,574,951
*    Daewoo Engineering & Construction Co., Ltd.............   179,177     715,304
# *  Daewoo Shipbuilding & Marine Engineering Co., Ltd......    71,856   1,861,145
#    Daewoong Pharmaceutical Co., Ltd.......................       927     115,394
     DB Insurance Co., Ltd..................................   163,518  10,308,025
     DGB Financial Group, Inc...............................   320,239   2,648,771
#    Dongsuh Cos., Inc......................................    15,171     248,761
     Doosan Bobcat, Inc.....................................    45,642   1,415,511
     Doosan Corp............................................    21,369   2,252,226
*    Doosan Heavy Industries & Construction Co., Ltd........   239,641   2,315,647
# *  Doosan Infracore Co., Ltd..............................   492,270   3,346,818
     Douzone Bizon Co., Ltd.................................     7,317     279,662
     E-MART, Inc............................................    31,044   5,584,738
     Fila Korea, Ltd........................................    57,807   2,140,852
     Grand Korea Leisure Co., Ltd...........................    38,572     755,834
     Green Cross Corp.......................................     2,754     290,017
     Green Cross Holdings Corp..............................    23,565     431,388
     GS Engineering & Construction Corp.....................    78,919   2,910,090
     GS Holdings Corp.......................................   185,417   7,913,266
     GS Home Shopping, Inc..................................     4,597     784,794
     GS Retail Co., Ltd.....................................    53,143   1,678,631
     Hana Financial Group, Inc..............................   480,370  16,181,560
# *  Hanall Biopharma Co., Ltd..............................     7,801     163,396
     Hankook Tire Co., Ltd..................................   132,767   4,828,816
     Hanmi Pharm Co., Ltd...................................     5,814   1,995,175
     Hanmi Science Co., Ltd.................................    10,405     610,840
     Hanon Systems..........................................   266,528   2,570,674
#    Hanssem Co., Ltd.......................................    16,476     708,467
# *  Hanwha Aerospace Co., Ltd..............................    50,134   1,257,084
     Hanwha Chemical Corp...................................   267,771   3,813,216
     Hanwha Corp............................................   185,255   4,588,395
     Hanwha Life Insurance Co., Ltd......................... 1,038,851   4,096,470
#    Hite Jinro Co., Ltd....................................    48,621     673,579
# *  HLB, Inc...............................................    20,527   1,576,762
     Hotel Shilla Co., Ltd..................................    29,719   1,872,997
*    Hugel, Inc.............................................     2,135     515,692
*    Hyosung Advanced Materials Corp........................     7,969     735,092
*    Hyosung Chemical Corp..................................     5,674     654,285
#    Hyosung Corp...........................................    24,540   1,108,988
*    Hyosung Heavy Industries Corp..........................    16,588     617,853
*    Hyosung TNC Co., Ltd...................................     7,698   1,185,152
# *  Hyundai Construction Equipment Co., Ltd................     8,892     586,218
     Hyundai Department Store Co., Ltd......................    27,576   2,109,347
     Hyundai Development Co.-Engineering & Construction.....   206,123   3,058,015
     Hyundai Elevator Co., Ltd..............................    12,902     908,519

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
                                                             SHARES    VALUE>>
                                                             ------- -----------
SOUTH KOREA -- (Continued)
     Hyundai Engineering & Construction Co., Ltd............ 152,385 $ 6,158,213
     Hyundai Glovis Co., Ltd................................  28,696   2,881,513
     Hyundai Greenfood Co., Ltd.............................  38,183     414,378
*    Hyundai Heavy Industries Co., Ltd......................  55,503   6,105,504
*    Hyundai Heavy Industries Holdings Co., Ltd.............  21,736   6,830,392
     Hyundai Home Shopping Network Corp.....................   5,020     430,829
     Hyundai Marine & Fire Insurance Co., Ltd............... 208,568   7,673,603
# *  Hyundai Merchant Marine Co., Ltd....................... 188,580     628,119
# *  Hyundai Mipo Dockyard Co., Ltd.........................  20,360   1,688,675
     Hyundai Mobis Co., Ltd.................................  59,300   9,905,577
     Hyundai Motor Co....................................... 135,453  12,686,920
# *  Hyundai Rotem Co., Ltd.................................  32,868     636,518
     Hyundai Steel Co....................................... 191,753   7,036,610
     Hyundai Wia Corp.......................................  25,756     670,902
#    Iljin Materials Co., Ltd...............................  17,651     709,141
     Industrial Bank of Korea............................... 456,607   5,962,603
     Innocean Worldwide, Inc................................   3,114     158,588
     Jeil Pharmaceutical Co., Ltd...........................     157       5,806
#    Kakao Corp.............................................  28,969   2,341,681
     Kangwon Land, Inc...................................... 104,801   2,653,769
     KB Financial Group, Inc................................ 288,994  12,034,912
#    KB Financial Group, Inc., ADR..........................  58,792   2,442,808
     KCC Corp...............................................  11,295   2,456,242
     KEPCO Plant Service & Engineering Co., Ltd.............  30,975     750,242
     Kia Motors Corp........................................ 396,615   9,913,675
#    KIWOOM Securities Co., Ltd.............................  25,281   1,688,517
     Koh Young Technology, Inc..............................   2,393     189,616
     Kolon Industries, Inc..................................  40,014   1,770,632
# *  Komipharm International Co., Ltd.......................  23,890     448,324
# *  Korea Aerospace Industries, Ltd........................  37,044     943,618
#    Korea Electric Power Corp., Sponsored ADR.............. 130,759   1,563,878
     Korea Electric Power Corp.............................. 216,158   5,163,248
*    Korea Gas Corp.........................................  41,078   1,884,420
     Korea Investment Holdings Co., Ltd.....................  85,358   4,463,899
     Korea Kolmar Co., Ltd..................................  20,573     982,451
     Korea Petrochemical Ind Co., Ltd.......................   6,572     902,953
#    Korea Zinc Co., Ltd....................................  12,459   4,155,313
     Korean Air Lines Co., Ltd.............................. 185,901   4,500,288
     Korean Reinsurance Co..................................  69,779     594,245
     KT Corp., Sponsored ADR................................  82,100   1,136,264
     KT&G Corp..............................................  98,283   8,764,018
     Kumho Petrochemical Co., Ltd...........................  32,629   2,478,738
*    Kumho Tire Co., Inc.................................... 104,196     459,777
     LG Chem, Ltd...........................................  41,518  12,686,886
     LG Corp................................................ 137,455   8,008,462
#    LG Display Co., Ltd., ADR.............................. 808,137   5,931,726
     LG Display Co., Ltd.................................... 525,059   7,661,398
     LG Electronics, Inc.................................... 216,779  12,118,988
     LG Household & Health Care, Ltd........................  13,212  12,149,821
     LG Innotek Co., Ltd....................................  31,119   3,415,081
     LG International Corp..................................   2,443      33,727
     LG Uplus Corp.......................................... 442,702   6,291,787
     LIG Nex1 Co., Ltd......................................   3,131      80,075
     Lotte Chemical Corp....................................  42,164   9,741,681
     Lotte Chilsung Beverage Co., Ltd.......................      28      33,650
     Lotte Confectionery Co., Ltd...........................     237      33,052
*    Lotte Corp.............................................  20,841     872,023
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
                                                             SHARES     VALUE>>
                                                            --------- ------------
SOUTH KOREA -- (Continued)
    LOTTE Fine Chemical Co., Ltd...........................    26,238 $    943,518
    LOTTE Himart Co., Ltd..................................    14,100      696,333
    Lotte Shopping Co., Ltd................................    22,579    3,854,698
    LS Corp................................................    41,095    1,828,059
    LS Industrial Systems Co., Ltd.........................    27,263    1,185,236
    Macquarie Korea Infrastructure Fund....................   501,890    3,991,321
#   Mando Corp.............................................    64,625    1,738,804
#   Medy-Tox, Inc..........................................     6,364    2,607,124
    Meritz Financial Group, Inc............................   132,014    1,201,304
    Meritz Fire & Marine Insurance Co., Ltd................   174,445    2,791,164
    Meritz Securities Co., Ltd.............................   775,459    2,714,755
    Mirae Asset Daewoo Co., Ltd............................   675,912    3,835,631
    NAVER Corp.............................................   188,950   19,028,084
    NCSoft Corp............................................    16,404    6,200,006
#   Netmarble Corp.........................................    13,796    1,362,630
    Nexen Tire Corp........................................    50,780      364,212
    NH Investment & Securities Co., Ltd....................   271,628    2,915,938
*   NHN Entertainment Corp.................................    13,146      530,651
    NongShim Co., Ltd......................................     5,761    1,104,215
    OCI Co., Ltd...........................................    44,797    3,365,542
    Orion Corp.............................................     8,589      719,091
    Orion Holdings Corp....................................    82,251    1,133,611
    Ottogi Corp............................................     1,053      610,152
*   Pan Ocean Co., Ltd.....................................   431,074    1,814,608
#   Paradise Co., Ltd......................................    42,701      674,735
    POSCO, Sponsored ADR...................................   104,186    6,003,197
    POSCO..................................................    70,065   16,037,381
#   POSCO Chemtech Co., Ltd................................    20,052    1,153,406
    Posco Daewoo Corp......................................    99,219    1,560,956
    S-1 Corp...............................................    25,186    2,132,881
*   Samsung Biologics Co., Ltd.............................     6,405    2,192,299
    Samsung C&T Corp.......................................    51,407    4,920,070
    Samsung Card Co., Ltd..................................    51,403    1,518,900
#   Samsung Electro-Mechanics Co., Ltd.....................    47,511    4,959,395
    Samsung Electronics Co., Ltd., GDR.....................    52,509   49,046,747
    Samsung Electronics Co., Ltd........................... 4,912,950  183,920,164
*   Samsung Engineering Co., Ltd...........................   116,852    1,886,204
    Samsung Fire & Marine Insurance Co., Ltd...............    60,711   14,855,253
*   Samsung Heavy Industries Co., Ltd......................   796,613    4,887,410
    Samsung Life Insurance Co., Ltd........................    61,511    4,976,578
    Samsung SDI Co., Ltd...................................    48,119   10,007,026
    Samsung SDS Co., Ltd...................................    29,343    4,991,344
    Samsung Securities Co., Ltd............................   120,651    2,850,414
#   Seoul Semiconductor Co., Ltd...........................    43,467      783,120
    SFA Engineering Corp...................................    28,906      989,999
    Shinhan Financial Group Co., Ltd.......................   317,003   11,807,031
#   Shinhan Financial Group Co., Ltd., ADR.................    77,966    2,885,522
    Shinsegae, Inc.........................................    15,845    3,617,757
    SK Discovery Co., Ltd..................................    47,694    1,135,947
    SK Holdings Co., Ltd...................................    51,858   11,940,657
    SK Hynix, Inc..........................................   821,484   49,474,161
    SK Innovation Co., Ltd.................................    95,381   17,900,149
    SK Materials Co., Ltd..................................     9,016    1,476,552
    SK Networks Co., Ltd...................................   307,973    1,154,727
#   SK Telecom Co., Ltd., Sponsored ADR....................    24,883      644,719
    SK Telecom Co., Ltd....................................    18,352    4,311,994
    SKC Co., Ltd...........................................    45,410    1,327,991

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CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- ------------
SOUTH KOREA -- (Continued)
#   SKCKOLONPI, Inc........................................     17,473 $    517,215
    S-Oil Corp.............................................     39,787    4,341,648
#   Ssangyong Cement Industrial Co., Ltd...................    246,810    1,044,272
    Taekwang Industrial Co., Ltd...........................        432      560,591
    Tongyang Life Insurance Co., Ltd.......................     53,721      266,725
    Woori Bank.............................................    693,574    9,610,146
    Woori Bank, Sponsored ADR..............................      3,749      155,733
    Young Poong Corp.......................................        438      252,484
    Youngone Corp..........................................     43,468    1,367,536
    Yuhan Corp.............................................      9,386    1,383,880
*   Yungjin Pharmaceutical Co., Ltd........................     60,994      296,385
                                                            ---------- ------------
TOTAL SOUTH KOREA..........................................             894,866,311
                                                                       ------------
TAIWAN -- (15.0%)
#   Accton Technology Corp.................................    685,000    1,896,025
    Acer, Inc..............................................  4,849,811    3,412,627
    Advantech Co., Ltd.....................................    373,663    2,578,306
#   Airtac International Group.............................    207,518    1,790,303
    ASE Technology Holding Co., Ltd., ADR..................    133,966      513,090
    ASE Technology Holding Co., Ltd........................  7,079,782   14,279,381
    Asia Cement Corp.......................................  3,670,758    3,892,014
*   Asia Pacific Telecom Co., Ltd..........................  2,792,000      537,534
    Asustek Computer, Inc..................................  1,099,180    8,150,683
#   AU Optronics Corp., Sponsored ADR......................    319,570    1,223,953
#   AU Optronics Corp...................................... 28,567,873   11,161,627
    Casetek Holdings, Ltd..................................    206,709      292,389
    Catcher Technology Co., Ltd............................  1,524,429   15,413,778
    Cathay Financial Holding Co., Ltd......................  6,857,450   10,887,384
    Chailease Holding Co., Ltd.............................  2,451,916    7,032,488
    Chang Hwa Commercial Bank, Ltd.........................  9,221,974    5,238,933
#   Cheng Shin Rubber Industry Co., Ltd....................  3,477,965    4,906,870
    Chicony Electronics Co., Ltd...........................  1,172,497    2,350,023
    China Airlines, Ltd....................................  9,779,536    2,902,004
    China Development Financial Holding Corp............... 22,365,121    7,201,085
    China Life Insurance Co., Ltd..........................  4,546,354    4,321,084
    China Motor Corp.......................................    825,000      622,819
*   China Petrochemical Development Corp...................  3,819,000    1,398,711
    China Steel Corp....................................... 15,533,932   12,268,633
    Chipbond Technology Corp...............................  1,093,000    2,013,074
#   Chroma ATE, Inc........................................    457,000    1,609,922
#   Chunghwa Telecom Co., Ltd., Sponsored ADR..............    258,465    9,066,952
    Chunghwa Telecom Co., Ltd..............................  1,536,000    5,425,384
    Compal Electronics, Inc................................  8,616,541    4,759,583
    Compeq Manufacturing Co., Ltd..........................  1,812,000    1,163,844
    CTBC Financial Holding Co., Ltd........................ 20,702,175   13,862,807
    CTCI Corp..............................................  1,199,000    1,693,248
    Delta Electronics, Inc.................................  2,064,486    8,689,871
    E Ink Holdings, Inc....................................  1,072,000      848,870
    E.Sun Financial Holding Co., Ltd....................... 15,030,377    9,979,719
    Eclat Textile Co., Ltd.................................    258,402    3,076,715
    Elite Material Co., Ltd................................     14,000       28,062
    Epistar Corp...........................................  2,139,000    1,939,483
    Eternal Materials Co., Ltd.............................  1,630,591    1,215,559
    Eva Airways Corp.......................................  7,636,221    3,498,107
    Evergreen Marine Corp. Taiwan, Ltd.....................  4,864,658    1,797,177
    Far Eastern New Century Corp...........................  7,623,085    7,667,429

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CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- -----------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd................  2,601,000 $ 6,198,138
    Feng TAY Enterprise Co., Ltd...........................    500,424   3,010,373
    First Financial Holding Co., Ltd....................... 16,236,988  10,272,213
    FLEXium Interconnect, Inc..............................    132,000     333,715
    Formosa Chemicals & Fibre Corp.........................  2,951,518  10,711,225
#   Formosa Petrochemical Corp.............................  1,719,000   6,786,227
    Formosa Plastics Corp..................................  3,487,153  11,403,276
#   Formosa Sumco Technology Corp..........................     29,000      99,417
    Formosa Taffeta Co., Ltd...............................  1,412,000   1,539,134
    Foxconn Technology Co., Ltd............................  1,494,627   3,173,798
    Fubon Financial Holding Co., Ltd.......................  8,817,233  13,833,396
#   General Interface Solution Holding, Ltd................    491,000   1,639,885
    Giant Manufacturing Co., Ltd...........................    489,506   1,873,441
    Gigabyte Technology Co., Ltd...........................    356,000     468,064
    Globalwafers Co., Ltd..................................    233,000   1,854,807
#   Gourmet Master Co., Ltd................................    133,840     811,760
    HannStar Display Corp..................................  4,716,000   1,040,499
    Highwealth Construction Corp...........................  1,158,190   1,701,294
#   Hiwin Technologies Corp................................    419,627   2,723,424
    Hon Hai Precision Industry Co., Ltd.................... 10,525,322  26,792,716
#   Hota Industrial Manufacturing Co., Ltd.................    290,235   1,221,930
#   Hotai Motor Co., Ltd...................................    390,000   2,698,571
*   HTC Corp...............................................    301,235     327,902
    Hua Nan Financial Holdings Co., Ltd.................... 12,693,935   7,170,009
#   Innolux Corp........................................... 29,692,241   9,015,878
#   Inventec Corp..........................................  5,034,550   4,068,928
    Kenda Rubber Industrial Co., Ltd.......................    612,377     586,776
#   King Slide Works Co., Ltd..............................     57,000     593,122
    King Yuan Electronics Co., Ltd.........................    709,000     415,242
    King's Town Bank Co., Ltd..............................  1,629,000   1,558,658
    Largan Precision Co., Ltd..............................    133,860  14,625,998
    LCY Chemical Corp......................................    817,123   1,374,321
    Lien Hwa Industrial Corp...............................     83,600      82,433
#   Lite-On Technology Corp................................  4,435,410   5,099,562
    Long Chen Paper Co., Ltd...............................    486,509     248,829
#   Macronix International.................................  5,042,074   2,807,424
    MediaTek, Inc..........................................  1,092,995   8,073,557
    Mega Financial Holding Co., Ltd........................ 17,948,369  15,198,559
#   Merida Industry Co., Ltd...............................    145,287     510,039
    Merry Electronics Co., Ltd.............................     53,000     229,695
    Micro-Star International Co., Ltd......................  1,080,000   2,405,887
    Nan Ya Plastics Corp...................................  4,331,599  10,790,047
#   Nanya Technology Corp..................................  1,603,010   2,676,629
    Nien Made Enterprise Co., Ltd..........................    257,000   1,593,855
    Novatek Microelectronics Corp..........................    883,000   3,906,324
#   Parade Technologies, Ltd...............................     82,000   1,091,379
#   Pegatron Corp..........................................  4,155,345   7,592,835
    Phison Electronics Corp................................    283,000   1,861,037
    Pou Chen Corp..........................................  6,126,487   6,216,840
    Powertech Technology, Inc..............................  2,217,819   4,864,891
    Poya International Co., Ltd............................     55,275     481,703
    President Chain Store Corp.............................    795,831   9,002,563
    Qisda Corp.............................................  3,366,000   1,914,332
    Quanta Computer, Inc...................................  4,491,000   7,103,397
    Realtek Semiconductor Corp.............................    728,950   2,935,283
    Ruentex Development Co., Ltd...........................    952,230   1,321,560
    Ruentex Industries, Ltd................................    765,109   1,922,502

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
TAIWAN -- (Continued)
#    Shin Kong Financial Holding Co., Ltd................... 14,135,330 $  4,660,460
#    Silergy Corp...........................................     66,000      840,869
     Simplo Technology Co., Ltd.............................    295,000    1,715,659
     Sino-American Silicon Products, Inc....................  1,456,000    2,726,514
     SinoPac Financial Holdings Co., Ltd.................... 17,621,623    5,994,384
     St Shine Optical Co., Ltd..............................     45,000      803,349
#    Standard Foods Corp....................................    624,418      938,920
     Synnex Technology International Corp...................  1,945,343    2,099,290
#    TA Chen Stainless Pipe.................................  1,653,000    2,335,770
     Taichung Commercial Bank Co., Ltd......................    166,442       54,924
*    TaiMed Biologics, Inc..................................    109,000      680,782
     Taishin Financial Holding Co., Ltd..................... 16,620,662    7,405,692
     Taiwan Business Bank...................................  6,732,631    2,222,545
     Taiwan Cement Corp.....................................  6,287,292    7,067,448
     Taiwan Cooperative Financial Holding Co., Ltd.......... 13,888,806    7,822,579
     Taiwan FamilyMart Co., Ltd.............................     85,000      577,192
     Taiwan Fertilizer Co., Ltd.............................  1,215,000    1,652,374
     Taiwan Glass Industry Corp.............................  2,181,374      938,062
     Taiwan High Speed Rail Corp............................  2,031,000    2,018,208
     Taiwan Mobile Co., Ltd.................................  2,215,300    7,915,947
     Taiwan Secom Co., Ltd..................................    427,670    1,217,389
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR........................................  1,815,491   69,170,207
     Taiwan Semiconductor Manufacturing Co., Ltd............ 23,066,808  173,171,342
# *  Tatung Co., Ltd........................................  3,317,000    3,877,342
     Teco Electric and Machinery Co., Ltd...................  3,222,000    1,853,815
     Tong Yang Industry Co., Ltd............................    453,000      512,240
     TPK Holding Co., Ltd...................................     14,000       21,828
#    Transcend Information, Inc.............................    353,181      738,501
     Tripod Technology Corp.................................    821,870    1,985,917
     Uni-President Enterprises Corp.........................  6,976,033   16,908,873
#    United Microelectronics Corp........................... 33,504,000   12,767,748
     Vanguard International Semiconductor Corp..............    990,000    1,831,649
     Voltronic Power Technology Corp........................     71,350    1,154,907
     Walsin Lihwa Corp......................................  5,643,000    2,806,618
#    Walsin Technology Corp.................................    414,000    1,749,437
     Wan Hai Lines, Ltd.....................................  1,467,800      717,873
#    Win Semiconductors Corp................................    842,034    2,600,784
#    Winbond Electronics Corp...............................  7,122,407    3,102,905
     Wintek Corp............................................    604,760        6,706
     Wistron Corp...........................................  6,755,699    4,141,540
     WPG Holdings, Ltd......................................  2,160,039    2,572,576
#    Yageo Corp.............................................    252,682    2,591,030
     Yuanta Financial Holding Co., Ltd...................... 16,914,806    8,225,645
#    Yulon Motor Co., Ltd...................................    869,000      508,090
     Zhen Ding Technology Holding, Ltd......................  1,297,700    2,969,104
                                                             ---------- ------------
TOTAL TAIWAN................................................             830,137,883
                                                                        ------------
THAILAND -- (3.5%)
     Advanced Info Service PCL..............................  1,483,600    8,771,813
     Airports of Thailand PCL...............................  5,113,900    9,872,989
     B Grimm Power PCL......................................    541,700      457,545
     Bangchak Corp. PCL.....................................  1,453,500    1,446,923
     Bangkok Bank PCL.......................................    207,800    1,328,917
     Bangkok Dusit Medical Services PCL.....................  5,314,500    3,927,760
     Bangkok Expressway & Metro PCL......................... 14,823,799    3,800,974

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CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- -----------
THAILAND -- (Continued)
    Bangkok Life Assurance PCL.............................    845,800 $   810,080
    Banpu PCL..............................................  4,609,350   2,419,387
    Banpu Power PCL........................................    837,900     604,097
    Berli Jucker PCL.......................................  1,309,800   2,202,756
    BTS Group Holdings PCL.................................  6,576,800   1,815,316
    Bumrungrad Hospital PCL................................    402,600   2,343,946
    Carabao Group PCL......................................    298,700     407,728
    Central Pattana PCL....................................  1,717,900   4,093,940
    Central Plaza Hotel PCL................................  1,091,200   1,324,911
    CH Karnchang PCL.......................................    500,300     384,846
    Charoen Pokphand Foods PCL.............................  7,313,600   5,570,691
    CP ALL PCL.............................................  5,689,600  11,542,250
    Delta Electronics Thailand PCL.........................    710,400   1,478,661
    Electricity Generating PCL.............................    192,300   1,340,009
    Energy Absolute PCL....................................  2,027,900   3,028,086
    Esso Thailand PCL......................................  2,616,000   1,144,253
    Global Power Synergy PCL...............................    530,900     924,871
    Glow Energy PCL........................................    737,100   1,862,206
    Home Product Center PCL................................  7,113,113   3,197,146
    Indorama Ventures PCL..................................  1,976,800   3,235,035
    Intouch Holdings PCL...................................    582,500     931,297
    IRPC PCL............................................... 20,052,200   3,689,847
    Jasmine International PCL..............................  5,215,000     810,173
    Kasikornbank PCL.......................................    990,400   5,960,326
    Kasikornbank PCL.......................................     75,400     453,765
    Kiatnakin Bank PCL.....................................    753,600   1,619,729
    Krung Thai Bank PCL....................................  5,565,887   3,374,791
    Krungthai Card PCL.....................................  1,904,000   1,995,897
    Land & Houses PCL......................................    790,000     245,460
    Land & Houses PCL......................................  2,877,040     893,922
    Minor International PCL................................  2,330,270   2,565,757
    MK Restaurants Group PCL...............................    501,100   1,016,560
    Muangthai Capital PCL..................................  1,572,600   2,478,683
    Pruksa Holding PCL.....................................  1,867,300   1,137,842
    PTT Exploration & Production PCL.......................  1,864,655   7,846,738
    PTT Global Chemical PCL................................  4,261,672   9,931,046
    PTT PCL................................................ 16,434,000  25,283,077
    Ratchaburi Electricity Generating Holding PCL..........    661,500     977,783
    Robinson PCL...........................................    506,800     997,548
    Siam Cement PCL (The)..................................    172,700   2,177,635
    Siam Cement PCL (The)..................................    230,100   2,901,412
    Siam City Cement PCL...................................    111,567     807,725
    Siam Commercial Bank PCL (The).........................  1,254,166   5,202,046
    Siam Global House PCL..................................  2,170,633   1,224,460
    Srisawad Corp. PCL.....................................    619,611     831,755
    Star Petroleum Refining PCL............................  4,448,400   1,892,080
    Supalai PCL............................................    280,100     185,043
    Thai Oil PCL...........................................  2,893,800   7,398,176
    Thai Union Group PCL...................................  3,261,840   1,633,380
    Thanachart Capital PCL.................................  2,104,200   3,348,312
    Tisco Financial Group PCL..............................    724,600   1,721,335
    TMB Bank PCL........................................... 23,458,100   1,613,408
    Total Access Communication PCL.........................    551,500     790,234
    Total Access Communication PCL.........................  1,459,300   2,091,003
    TPI Polene PCL.........................................  1,123,700      61,015
    TPI Polene Power PCL...................................  2,998,600     542,733
    True Corp. PCL......................................... 23,148,731   4,119,985

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CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
THAILAND -- (Continued)
     TTW PCL................................................    581,700 $      215,834
     VGI Global Media PCL...................................  2,988,700        680,684
     WHA Corp. PCL.......................................... 14,117,300      1,754,548
                                                             ---------- --------------
TOTAL THAILAND..............................................               192,740,180
                                                                        --------------
TURKEY -- (1.0%)
     Akbank Turk A.S........................................  3,522,991      4,166,237
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.............    238,530        801,989
#    Arcelik A.S............................................    374,452      1,041,476
#    Aselsan Elektronik Sanayi Ve Ticaret A.S...............    141,812        641,977
     BIM Birlesik Magazalar A.S.............................    361,723      5,142,045
#    Coca-Cola Icecek A.S...................................    214,118      1,057,156
#    Enka Insaat ve Sanayi A.S..............................    806,244        673,766
     Eregli Demir ve Celik Fabrikalari TAS..................  2,461,933      3,995,239
     Ford Otomotiv Sanayi A.S...............................    126,138      1,354,590
     KOC Holding A.S........................................  1,011,450      2,825,487
*    Koza Altin Isletmeleri A.S.............................     33,399        269,213
     Petkim Petrokimya Holding A.S..........................  1,304,636      1,187,517
     Soda Sanayii A.S.......................................    301,274        365,354
     TAV Havalimanlari Holding A.S..........................    393,004      1,636,202
     Tekfen Holding A.S.....................................    313,689      1,194,248
#    Tofas Turk Otomobil Fabrikasi A.S......................    285,875      1,079,026
     Tupras Turkiye Petrol Rafinerileri A.S.................    248,087      5,853,280
*    Turk Hava Yollari AO...................................  1,457,515      3,671,312
*    Turk Telekomunikasyon A.S..............................    802,767        460,656
     Turkcell Iletisim Hizmetleri A.S.......................  1,664,980      3,388,142
#    Turkcell Iletisim Hizmetleri A.S., ADR.................     73,838        381,004
     Turkiye Garanti Bankasi A.S............................  3,279,091      4,124,829
#    Turkiye Halk Bankasi A.S...............................  1,332,954      1,474,087
     Turkiye Is Bankasi, Class C............................  2,612,331      1,869,642
     Turkiye Sise ve Cam Fabrikalari A.S....................  1,716,332      1,453,561
#    Turkiye Vakiflar Bankasi TAO, Class D..................  1,893,088      1,161,469
# *  Ulker Biskuvi Sanayi A.S...............................    214,925        568,310
# *  Yapi ve Kredi Bankasi A.S..............................  2,425,128        703,307
                                                             ---------- --------------
TOTAL TURKEY................................................                52,541,121
                                                                        --------------
TOTAL COMMON STOCKS.........................................             5,271,410,776
                                                                        --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
     Banco Bradesco SA......................................  1,913,426     17,635,500
*    Centrais Eletricas Brasileiras SA, Class B.............    260,352      1,860,906
     Cia Brasileira de Distribuicao.........................    243,459      5,117,120
     Cia Energetica de Minas Gerais.........................    769,441      2,280,514
     Gerdau SA..............................................  1,199,021      5,238,770
     Itau Unibanco Holding SA...............................  4,000,827     52,946,589
     Lojas Americanas SA....................................    726,150      3,668,311
     Petroleo Brasileiro SA.................................  2,860,161     21,227,367
     Telefonica Brasil SA...................................    314,262      3,649,712
     Usinas Siderurgicas de Minas Gerais SA, Class A........    771,800      2,131,964
                                                             ---------- --------------
TOTAL BRAZIL................................................               115,756,753
                                                                        --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B.......................    348,486      1,222,655
                                                             ---------- --------------

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CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
COLOMBIA -- (0.1%)
       Banco Davivienda SA....................................    172,705 $    1,662,944
       Bancolombia SA.........................................     30,330        283,563
       Grupo Argos SA.........................................     55,405        223,719
       Grupo Aval Acciones y Valores SA.......................  3,848,843      1,350,889
       Grupo de Inversiones Suramericana SA...................    127,756      1,166,647
                                                               ---------- --------------
TOTAL COLOMBIA................................................                 4,687,762
                                                                          --------------
TOTAL PREFERRED STOCKS........................................               121,667,170
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
*      Banco de Credito e Inversiones SA Rights 11/29/18......      5,401         15,512
*      SACI Falabella Rights 11/13/18.........................     30,147          3,032
                                                               ---------- --------------
TOTAL CHILE...................................................                    18,544
                                                                          --------------
TAIWAN -- (0.0%)
*      Evergreen Marine Corp., Ltd. Rights 11/21/18...........    277,125          6,269
*      Taichung Commercial Bank Rights 11/26/18...............      5,547              0
*      Taishin financial Holding Co., Ltd. Rights 11/22/18....    335,282         32,507
                                                               ---------- --------------
TOTAL TAIWAN..................................................                    38,776
                                                                          --------------
THAILAND -- (0.0%)
*      BTS Group Holdings PCL Warrants 08/01/19...............    659,522              0
*      VGI Global Media PCL Warrents 09/10/22.................    597,740          7,212
                                                               ---------- --------------
TOTAL THAILAND................................................                     7,212
                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................                    64,532
                                                                          --------------
TOTAL INVESTMENT SECURITIES...................................             5,393,142,478
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@ (S)  DFA Short Term Investment Fund......................... 11,686,417    135,211,841
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,213,118,395).........................................            $5,528,354,319
                                                                          ==============

ADR   American Depositary Receipt
CP    Certificate Participation.
GDR   Global Depositary Receipt.
P.L.C Public Limited Company.
SA    Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

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CONTINUED


As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets....
 Index(R)................    650     12/21/18  $33,568,522 $31,092,750   (2,475,772)
S&P 500(R)  Emini
  Index..................    148     12/21/18   20,291,986  20,062,140     (229,846)
                                               ----------- -----------  -----------
TOTAL FUTURES CONTRACTS..                      $53,860,508 $51,154,890  $(2,705,618)
                                               =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
   Brazil....................... $  356,286,128              --   --    $  356,286,128
   Chile........................     35,231,301  $   37,207,705   --        72,439,006
   China........................    235,305,225     675,217,976   --       910,523,201
   Colombia.....................     24,550,668              --   --        24,550,668
   Czech Republic...............             --      10,527,316   --        10,527,316
   Egypt........................        525,244       6,117,396   --         6,642,640
   Greece.......................             --      13,595,686   --        13,595,686
   Hungary......................             --      25,919,646   --        25,919,646
   India........................     31,299,929     659,137,801   --       690,437,730
   Indonesia....................      5,243,380     134,586,133   --       139,829,513
   Malaysia.....................             --     175,478,749   --       175,478,749
   Mexico.......................    204,769,315              --   --       204,769,315
   Peru.........................     18,255,413              --   --        18,255,413
   Philippines..................      1,930,141      73,276,120   --        75,206,261
   Poland.......................             --      88,729,398   --        88,729,398
   Russia.......................     14,273,976      85,753,971   --       100,027,947
   South Africa.................     49,660,256     338,246,408   --       387,906,664
   South Korea..................     20,763,847     874,102,464   --       894,866,311
   Taiwan.......................     79,974,202     750,163,681   --       830,137,883
   Thailand.....................    192,740,180              --   --       192,740,180
   Turkey.......................        381,004      52,160,117   --        52,541,121
Preferred Stocks
   Brazil.......................    115,756,753              --   --       115,756,753
   Chile........................             --       1,222,655   --         1,222,655
   Colombia.....................      4,687,762              --   --         4,687,762
Rights/Warrants
   Chile........................             --          18,544   --            18,544
   Taiwan.......................             --          38,776   --            38,776
   Thailand.....................             --           7,212   --             7,212
Securities Lending Collateral...             --     135,211,841   --       135,211,841
Futures Contracts**.............     (2,705,618)             --   --        (2,705,618)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,388,929,106  $4,136,719,595   --    $5,525,648,701
                                 ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES      VALUE+
                                                             --------- ------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.9%)
     Activision Blizzard, Inc...............................   849,537 $ 58,660,530
     AT&T, Inc.............................................. 7,323,762  224,693,018
     ATN International, Inc.................................        84        7,097
*    Ballantyne Strong, Inc.................................     9,030       36,481
     Beasley Broadcast Group, Inc., Class A.................     9,471       63,172
# *  Cars.com, Inc..........................................    41,779    1,090,850
     CBS Corp., Class A.....................................    14,832      854,027
     CenturyLink, Inc.......................................    70,603    1,457,246
*    Charter Communications, Inc., Class A..................   339,394  108,731,656
#    Cinemark Holdings, Inc.................................    25,895    1,076,455
     Comcast Corp., Class A................................. 7,135,970  272,165,896
#    Consolidated Communications Holdings, Inc..............     7,500       93,900
*    Discovery, Inc., Class B...............................     3,762      132,178
*    Discovery, Inc., Class C...............................     3,762      110,264
     Entravision Communications Corp., Class A..............     2,300       11,362
#    EW Scripps Co. (The), Class A..........................    81,265    1,366,877
     Frontier Communications Corp...........................    46,463      223,487
#    Gannett Co., Inc.......................................    71,219      690,824
*    Gray Television, Inc...................................    54,374      941,214
*    Hemisphere Media Group, Inc............................     1,977       26,630
*    IAC/InterActiveCorp....................................    99,525   19,565,620
*    IMAX Corp..............................................     1,100       21,296
*    Iridium Communications, Inc............................    14,800      293,188
     John Wiley & Sons, Inc., Class A.......................    27,900    1,513,296
*    Liberty Broadband Corp.................................     1,905      160,020
# *  Liberty Broadband Corp., Class A.......................    24,095    1,994,825
*    Liberty Broadband Corp., Class C.......................    67,601    5,606,151
# *  Liberty Media Corp.-Liberty Braves, Class A............     7,613      196,415
*    Liberty Media Corp.-Liberty Braves, Class B............       762       19,679
# *  Liberty Media Corp.-Liberty Braves, Class C............    16,901      437,736
# *  Liberty Media Corp.-Liberty Formula One, Class A.......    17,043      540,093
# *  Liberty Media Corp.-Liberty Formula One, Class C.......    44,409    1,469,050
*    Liberty Media Corp.-Liberty SiriusXM, Class A..........    96,383    3,974,835
*    Liberty Media Corp.-Liberty SiriusXM, Class B..........     7,622      324,125
*    Liberty Media Corp.-Liberty SiriusXM, Class C..........   208,010    8,584,573
*    Liberty TripAdvisor Holdings, Inc., Class A............    76,802    1,107,485
*    Liberty TripAdvisor Holdings, Inc., Class B............     3,570       54,550
#    Lions Gate Entertainment Corp., Class A................     9,332      178,801
#    Lions Gate Entertainment Corp., Class B................         1           18
*    Madison Square Garden Co. (The), Class A...............    13,052    3,610,444
     Marcus Corp. (The).....................................    18,899      737,439
#    Meredith Corp..........................................    41,376    2,133,346
# *  MSG Networks, Inc., Class A............................    29,558      755,207
     News Corp., Class A....................................   402,247    5,305,638
     News Corp., Class B....................................    99,903    1,332,706
#    Nexstar Media Group, Inc., Class A.....................    51,781    3,877,879
# *  ORBCOMM, Inc...........................................    44,499      424,075
     Saga Communications, Inc., Class A.....................     8,693      304,603
     Salem Media Group, Inc.................................    10,922       32,220
     Scholastic Corp........................................    31,200    1,353,456
     Sinclair Broadcast Group, Inc., Class A................    13,110      375,470
     Spok Holdings, Inc.....................................    12,522      175,558
# *  Sprint Corp............................................   422,600    2,586,312
     TEGNA, Inc.............................................   184,139    2,124,964

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CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Telephone & Data Systems, Inc..........................  74,931 $  2,310,123
*    T-Mobile US, Inc....................................... 113,786    7,800,030
*    Tribune Publishing Co..................................     900       13,581
     Twenty-First Century Fox, Inc., Class A................ 987,646   44,957,646
     Twenty-First Century Fox, Inc., Class B................ 429,924   19,423,966
*    United States Cellular Corp............................   7,591      362,622
# *  Vonage Holdings Corp...................................  85,934    1,139,485
     Walt Disney Co. (The)..................................  26,220    3,010,843
*    XO Group, Inc..........................................   6,284      217,489
# *  Yelp, Inc..............................................  59,107    2,530,962
*    Zillow Group, Inc., Class A............................   3,900      157,443
*    Zillow Group, Inc., Class C............................  10,400      418,704
*    Zynga, Inc., Class A................................... 635,000    2,311,400
                                                             ------- ------------
TOTAL COMMUNICATION SERVICES................................          828,258,531
                                                                     ------------
CONSUMER DISCRETIONARY -- (5.3%)
*    1-800-Flowers.com, Inc., Class A.......................  44,330      463,248
     Aaron's, Inc...........................................  60,930    2,871,631
#    Acushnet Holdings Corp.................................   2,067       50,497
#    Adient P.L.C...........................................  22,979      699,021
*    Adtalem Global Education, Inc..........................  56,470    2,859,076
# *  American Axle & Manufacturing Holdings, Inc............  70,013    1,062,097
     American Eagle Outfitters, Inc......................... 118,505    2,732,725
*    American Outdoor Brands Corp...........................  12,607      172,464
# *  Ascena Retail Group, Inc............................... 135,576      521,968
# *  Ascent Capital Group, Inc., Class A....................   8,350        8,016
#    Autoliv, Inc...........................................   9,404      783,729
# *  AutoNation, Inc........................................  57,795    2,339,542
*    Barnes & Noble Education, Inc..........................   7,710       44,024
#    Barnes & Noble, Inc....................................  55,600      351,948
     Bassett Furniture Industries, Inc......................   2,900       57,275
*    Beazer Homes USA, Inc..................................   4,326       38,112
#    Bed Bath & Beyond, Inc.................................  25,907      355,962
*    Belmond, Ltd., Class A.................................  90,698    1,552,750
     Best Buy Co., Inc......................................  17,763    1,246,252
#    Big 5 Sporting Goods Corp..............................  16,901       59,323
*    Biglari Holdings, Inc., Class B........................       8        1,140
#    BJ's Restaurants, Inc..................................  16,658    1,019,136
     BorgWarner, Inc........................................ 119,734    4,718,717
*    Bridgepoint Education, Inc.............................   1,999       19,190
*    Build-A-Bear Workshop, Inc.............................  25,874      221,481
#    Caleres, Inc...........................................  74,697    2,554,637
#    Callaway Golf Co.......................................  74,643    1,597,360
*    Cambium Learning Group, Inc............................  37,733      542,601
     Canterbury Park Holding Corp...........................   2,755       41,325
     Carnival Corp.......................................... 489,649   27,439,930
#    Carriage Services, Inc.................................  20,916      398,659
*    Carrols Restaurant Group, Inc..........................     700        9,212
*    Cavco Industries, Inc..................................   7,600    1,524,636
*    Century Communities, Inc...............................   1,809       38,387
     Churchill Downs, Inc...................................   7,682    1,917,504
*    Chuy's Holdings, Inc...................................   4,500      109,665
     Citi Trends, Inc.......................................   3,415       86,502
     Columbia Sportswear Co.................................   8,634      779,478
# *  Conn's, Inc............................................  25,450      707,001
#    Cooper Tire & Rubber Co................................  12,345      381,337

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CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Cooper-Standard Holdings, Inc..........................    18,702 $ 1,732,740
     Core-Mark Holding Co., Inc.............................    96,236   3,696,425
     CSS Industries, Inc....................................    10,465     137,510
     Culp, Inc..............................................    10,036     232,333
*    Deckers Outdoor Corp...................................    22,626   2,877,348
*    Delta Apparel, Inc.....................................     7,532     143,635
#    Dick's Sporting Goods, Inc.............................    29,300   1,036,341
#    Dillard's, Inc., Class A...............................   120,300   8,471,526
*    Dixie Group, Inc. (The)................................     9,100      11,375
# *  Dorman Products, Inc...................................     9,311     735,662
     DR Horton, Inc.........................................   208,125   7,484,175
     DSW, Inc., Class A.....................................    53,900   1,431,045
#    Educational Development Corp...........................     3,358      41,135
# *  Eldorado Resorts, Inc..................................    18,512     675,688
     Escalade, Inc..........................................       277       3,241
     Extended Stay America, Inc.............................    40,828     664,680
     Flanigan's Enterprises, Inc............................       865      23,788
     Flexsteel Industries, Inc..............................     2,068      52,569
     Foot Locker, Inc.......................................    69,329   3,268,169
     Ford Motor Co.......................................... 2,868,969  27,398,654
# *  Fred's, Inc., Class A..................................    32,745      89,721
#    GameStop Corp., Class A................................   104,752   1,529,379
     Gaming Partners International Corp.....................       500       4,345
# *  GCI Liberty, Inc., Class A.............................   123,145   5,828,453
*    GCI Liberty, Inc., Class B.............................     1,686      82,024
     General Motors Co...................................... 1,095,598  40,087,931
# *  Genesco, Inc...........................................     6,456     276,252
     Gentex Corp............................................   125,550   2,642,827
# *  Gentherm, Inc..........................................    37,081   1,618,215
*    G-III Apparel Group, Ltd...............................    31,225   1,244,628
     Goodyear Tire & Rubber Co. (The).......................   128,534   2,706,926
     Graham Holdings Co., Class B...........................     5,780   3,358,469
*    Green Brick Partners, Inc..............................     2,594      24,384
#    Group 1 Automotive, Inc................................    57,936   3,345,225
#    Guess?, Inc............................................    59,800   1,270,152
     Hamilton Beach Brands Holding Co., Class A.............    11,699     271,651
#    Harley-Davidson, Inc...................................    85,193   3,256,076
#    Haverty Furniture Cos., Inc............................    33,479     678,954
*    Helen of Troy, Ltd.....................................    61,653   7,652,370
     Hooker Furniture Corp..................................    14,814     433,606
     Hyatt Hotels Corp., Class A............................    14,601   1,010,389
#    International Game Technology P.L.C....................     7,100     131,705
     International Speedway Corp., Class A..................    24,844     931,898
*    J Alexander's Holdings, Inc............................     2,666      28,126
# *  JC Penney Co., Inc.....................................    85,215     125,266
     Johnson Outdoors, Inc., Class A........................    15,588   1,173,932
     KB Home................................................    30,800     615,076
     Kohl's Corp............................................    14,353   1,086,953
# *  Lakeland Industries, Inc...............................     9,887     129,915
# *  Lands' End, Inc........................................    13,703     223,496
     La-Z-Boy, Inc..........................................    56,332   1,566,030
     Lennar Corp., Class A..................................   224,100   9,631,818
#    Lennar Corp., Class B..................................    12,506     447,340
*    Liberty Expedia Holdings, Inc., Class A................    80,904   3,512,852
*    Liberty Expedia Holdings, Inc., Class B................     3,457     153,076
     Lifetime Brands, Inc...................................    16,431     170,061
#    Lithia Motors, Inc., Class A...........................    34,933   3,111,832

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    M/I Homes, Inc.........................................  37,930 $   916,768
# *  MarineMax, Inc.........................................  29,164     663,773
     Marriott Vacations Worldwide Corp......................  20,479   1,812,187
*    Meritage Homes Corp....................................  28,156   1,048,811
     MGM Resorts International.............................. 227,871   6,079,598
*    Modine Manufacturing Co................................  14,650     190,596
*    Mohawk Industries, Inc.................................  98,740  12,315,840
*    Monarch Casino & Resort, Inc...........................   1,103      42,763
#    Monro, Inc.............................................   3,100     230,640
# *  Motorcar Parts of America, Inc.........................  15,438     326,977
     Movado Group, Inc......................................  21,998     847,143
*    Murphy USA, Inc........................................  31,378   2,530,008
*    Nautilus, Inc..........................................   3,900      47,697
# *  New York & Co., Inc....................................   8,600      34,056
#    Newell Brands, Inc..................................... 209,562   3,327,845
     Office Depot, Inc...................................... 204,426     523,331
# *  Overstock.com, Inc.....................................  19,344     389,201
     Oxford Industries, Inc.................................  11,400   1,014,372
#    Penske Automotive Group, Inc...........................  43,845   1,945,841
     PulteGroup, Inc........................................ 189,287   4,650,782
     PVH Corp...............................................  31,964   3,860,932
*    Qurate Retail Group, Inc. QVC Group, Class B...........  35,706     795,887
*    Qurate Retail, Inc..................................... 815,470  17,891,412
     RCI Hospitality Holdings, Inc..........................  12,026     314,841
# *  Red Robin Gourmet Burgers, Inc.........................  31,175     941,485
# *  Regis Corp.............................................  41,660     701,554
     Rocky Brands, Inc......................................   8,729     250,697
     Royal Caribbean Cruises, Ltd........................... 322,500  33,775,425
*    Shiloh Industries, Inc.................................  15,461     140,540
#    Shoe Carnival, Inc.....................................  32,650   1,329,834
#    Signet Jewelers, Ltd...................................  37,700   2,113,085
*    Skechers U.S.A., Inc., Class A.........................  28,434     812,359
#    Sonic Automotive, Inc., Class A........................  17,000     308,040
     Speedway Motorsports, Inc..............................  14,935     231,941
     Standard Motor Products, Inc...........................  37,342   2,020,576
*    Stoneridge, Inc........................................  19,361     491,963
#    Strattec Security Corp.................................   5,224     176,049
     Superior Group of Cos, Inc.............................  17,956     312,255
#    Superior Industries International, Inc.................  23,275     228,793
*    Tandy Leather Factory, Inc.............................   9,974      71,813
     Target Corp............................................ 277,933  23,243,537
*    Taylor Morrison Home Corp., Class A....................  28,743     475,409
     Tenneco, Inc., Class A.................................   1,425      49,063
#    Thor Industries, Inc...................................  14,834   1,033,040
#    Tile Shop Holdings, Inc................................   6,700      43,550
     Toll Brothers, Inc..................................... 179,799   6,052,034
*    TopBuild Corp..........................................  16,800     766,416
     Tower International, Inc...............................   6,000     178,140
# *  Tuesday Morning Corp...................................  60,500     184,525
*    Unifi, Inc.............................................  41,401     947,669
# *  Universal Electronics, Inc.............................   3,506     109,633
*    Urban Outfitters, Inc..................................  18,700     737,902
# *  Veoneer, Inc...........................................  13,904     466,896
*    Vista Outdoor, Inc.....................................  62,066     775,825
#    Whirlpool Corp.........................................  38,127   4,184,820
# *  William Lyon Homes, Class A............................  23,600     320,016
     Winnebago Industries, Inc..............................     400      11,024

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CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Wolverine World Wide, Inc..............................    20,700 $    728,019
     Wyndham Hotels & Resorts, Inc..........................    10,000      492,900
*    ZAGG, Inc..............................................     7,800       94,458
                                                             --------- ------------
TOTAL CONSUMER DISCRETIONARY................................            369,549,536
                                                                       ------------
CONSUMER STAPLES -- (5.8%)
#    Alico, Inc.............................................       960       31,776
     Andersons, Inc. (The)..................................    23,960      862,560
     Archer-Daniels-Midland Co..............................   813,476   38,436,741
     Bunge, Ltd.............................................   116,968    7,228,622
#    Casey's General Stores, Inc............................    14,000    1,765,540
*    CCA Industries, Inc....................................     8,323       23,221
# *  Central Garden & Pet Co................................    25,184      817,976
*    Central Garden & Pet Co., Class A......................    48,121    1,426,788
#    Constellation Brands, Inc., Class B....................    12,615    2,494,112
*    Craft Brew Alliance, Inc...............................     9,754      178,888
*    Darling Ingredients, Inc...............................   173,938    3,593,559
#    Flowers Foods, Inc.....................................    64,000    1,235,840
     Fresh Del Monte Produce, Inc...........................    39,437    1,302,604
# *  Hain Celestial Group, Inc. (The).......................    87,292    2,171,825
*    Hostess Brands, Inc....................................     4,500       46,800
     Ingles Markets, Inc., Class A..........................    11,437      376,735
     Ingredion, Inc.........................................    62,117    6,284,998
#    JM Smucker Co. (The)...................................   108,204   11,720,657
     John B. Sanfilippo & Son, Inc..........................    10,428      657,590
     Kraft Heinz Co. (The)..................................   180,916    9,944,952
*    Landec Corp............................................    37,056      507,297
     Molson Coors Brewing Co., Class A......................     1,908      118,258
     Molson Coors Brewing Co., Class B......................   186,550   11,939,200
     Mondelez International, Inc., Class A.................. 2,081,099   87,364,536
*    Nature's Sunshine Products, Inc........................     1,029        9,107
     Oil-Dri Corp. of America...............................     5,047      156,104
*    Pilgrim's Pride Corp...................................     7,300      128,918
# *  Post Holdings, Inc.....................................    66,772    5,903,980
     PriceSmart, Inc........................................       200       14,030
# *  Pyxus International, Inc...............................     3,508       83,280
#    Sanderson Farms, Inc...................................    17,700    1,741,503
     Seaboard Corp..........................................     1,812    7,003,380
*    Seneca Foods Corp., Class A............................     6,301      199,301
*    Seneca Foods Corp., Class B............................       300        9,525
     SpartanNash Co.........................................    32,983      588,747
     Tyson Foods, Inc., Class A.............................   405,030   24,269,398
*    United Natural Foods, Inc..............................    44,400      964,812
     Universal Corp.........................................    22,290    1,512,599
*    US Foods Holding Corp..................................    87,771    2,560,280
     Walgreens Boots Alliance, Inc..........................   659,669   52,621,796
     Walmart, Inc........................................... 1,173,687  117,697,332
#    Weis Markets, Inc......................................    11,602      535,432
                                                             --------- ------------
TOTAL CONSUMER STAPLES......................................            406,530,599
                                                                       ------------
ENERGY -- (12.9%)
     Adams Resources & Energy, Inc..........................     6,004      243,462
     Anadarko Petroleum Corp................................   258,932   13,775,182
# *  Antero Resources Corp..................................    39,182      622,602
#    Apache Corp............................................    15,708      594,234
*    Apergy Corp............................................     1,042       40,628

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CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
ENERGY -- (Continued)
#    Arch Coal, Inc., Class A...............................     6,258 $    600,142
     Archrock, Inc..........................................    69,200      709,992
#    Baker Hughes a GE Co...................................     4,305      114,900
# *  Bristow Group, Inc.....................................    32,315      355,788
# *  Callon Petroleum Co....................................   107,911    1,075,873
# *  Centennial Resource Development, Inc., Class A.........     1,600       30,656
     Chevron Corp........................................... 1,103,373  123,191,595
#    Cimarex Energy Co......................................    33,636    2,673,053
*    Cloud Peak Energy, Inc.................................    37,515       64,151
*    CNX Resources Corp.....................................   153,941    2,409,177
*    Concho Resources, Inc..................................    40,987    5,700,882
     ConocoPhillips......................................... 1,489,306  104,102,489
*    Dawson Geophysical Co..................................    21,211      118,994
#    Delek US Holdings, Inc.................................    89,231    3,276,562
# *  Denbury Resources, Inc.................................   185,600      640,320
     Devon Energy Corp......................................    60,406    1,957,154
*    Dorian LPG, Ltd........................................     3,567       28,358
#    Ensco P.L.C., Class A..................................   267,169    1,907,587
     EOG Resources, Inc.....................................     8,874      934,787
*    Era Group, Inc.........................................    24,458      276,865
*    Exterran Corp..........................................    35,500      741,595
     Exxon Mobil Corp....................................... 2,833,988  225,812,164
#    Green Plains, Inc......................................    42,334      721,371
     Gulf Island Fabrication, Inc...........................    13,009      110,577
*    Gulfport Energy Corp...................................    44,661      406,862
     Hallador Energy Co.....................................    14,700       96,432
*    Helix Energy Solutions Group, Inc......................   103,010      877,645
     Helmerich & Payne, Inc.................................    95,808    5,967,880
     Hess Corp..............................................   165,152    9,479,725
     HollyFrontier Corp.....................................    32,210    2,172,242
# *  Hornbeck Offshore Services, Inc........................     6,900       21,735
# *  International Seaways, Inc.............................        12          258
     Kinder Morgan, Inc..................................... 1,124,143   19,132,914
# *  Kosmos Energy, Ltd.....................................    26,900      174,581
# *  Laredo Petroleum, Inc..................................    36,900      193,356
     Marathon Oil Corp......................................   467,019    8,868,691
     Marathon Petroleum Corp................................ 1,205,778   84,947,060
# *  Matador Resources Co...................................    29,900      862,316
*    Matrix Service Co......................................    17,023      346,078
# *  McDermott International, Inc...........................    12,000       92,760
#    Murphy Oil Corp........................................   139,491    4,444,183
#    Nabors Industries, Ltd.................................   391,611    1,946,307
     NACCO Industries, Inc., Class A........................     6,832      235,977
     National Oilwell Varco, Inc............................   213,118    7,842,742
*    Natural Gas Services Group, Inc........................    15,026      290,002
*    Newfield Exploration Co................................    60,483    1,221,757
*    Newpark Resources, Inc.................................    87,515      718,498
     Noble Energy, Inc......................................   133,794    3,324,781
# *  Oasis Petroleum, Inc...................................   194,070    1,952,344
     Occidental Petroleum Corp..............................   484,588   32,501,317
*    Oceaneering International, Inc.........................    55,426    1,049,768
# *  Parker Drilling Co.....................................     5,589       13,973
*    Parsley Energy, Inc., Class A..........................    50,257    1,177,019
     Patterson-UTI Energy, Inc..............................   161,225    2,682,784
     PBF Energy, Inc., Class A..............................   126,000    5,273,100
*    PDC Energy, Inc........................................    48,958    2,078,267
     Peabody Energy Corp....................................    90,100    3,194,045

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
                                                              SHARES      VALUE+
                                                             --------- ------------
ENERGY -- (Continued)
*    PHI, Inc. Non-Voting...................................    13,870 $    108,047
     Phillips 66............................................   775,455   79,732,283
*    Pioneer Energy Services Corp...........................    74,262      220,558
     Pioneer Natural Resources Co...........................    88,400   13,018,668
*    QEP Resources, Inc.....................................    96,641      861,071
#    Range Resources Corp...................................   161,740    2,563,579
# *  REX American Resources Corp............................     4,050      300,388
*    Rowan Cos. P.L.C., Class A.............................   118,378    1,883,394
     Schlumberger, Ltd......................................   577,687   29,641,120
*    SEACOR Holdings, Inc...................................    18,204      873,610
# *  SEACOR Marine Holdings, Inc............................    12,678      231,754
#    SemGroup Corp., Class A................................    41,342      764,414
#    Ship Finance International, Ltd........................    12,481      156,013
     SM Energy Co...........................................    56,538    1,376,135
*    Southwestern Energy Co.................................     6,045       32,280
# *  SRC Energy, Inc........................................   246,067    1,742,154
*    Superior Energy Services, Inc..........................     4,232       33,137
*    TETRA Technologies, Inc................................    25,600       76,032
# *  Transocean, Ltd........................................   174,223    1,918,195
# *  Unit Corp..............................................    52,140    1,205,998
#    US Silica Holdings, Inc................................    40,824      571,536
     Valero Energy Corp.....................................   605,899   55,191,340
*    Whiting Petroleum Corp.................................    45,107    1,682,491
# *  WildHorse Resource Development Corp....................     6,700      142,107
     Williams Cos., Inc. (The)..............................   216,857    5,276,131
     World Fuel Services Corp...............................     5,865      187,680
*    WPX Energy, Inc........................................   254,581    4,083,479
                                                             --------- ------------
TOTAL ENERGY................................................            900,292,133
                                                                       ------------
FINANCIALS -- (21.7%)
#    1st Constitution Bancorp...............................       995       20,119
     1st Source Corp........................................    45,305    2,110,760
     Aflac, Inc.............................................   428,750   18,466,262
     Alleghany Corp.........................................     3,115    1,871,118
     Allstate Corp. (The)...................................   169,260   16,201,567
     American Equity Investment Life Holding Co.............    98,900    3,087,658
     American Financial Group, Inc..........................   168,865   16,891,566
     American International Group, Inc......................   566,133   23,375,632
     American National Insurance Co.........................    23,302    2,871,738
     AmeriServ Financial, Inc...............................    30,968      131,304
*    Arch Capital Group, Ltd................................     9,282      263,330
     Argo Group International Holdings, Ltd.................    59,381    3,658,463
     Aspen Insurance Holdings, Ltd..........................   102,623    4,297,851
     Associated Banc-Corp...................................   120,642    2,796,482
     Assurant, Inc..........................................    65,820    6,398,362
     Assured Guaranty, Ltd..................................   122,989    4,917,100
     Asta Funding, Inc......................................       885        3,381
*    Athene Holding, Ltd., Class A..........................     4,636      211,958
*    Atlanticus Holdings Corp...............................    12,567       41,471
     Axis Capital Holdings, Ltd.............................    49,610    2,767,742
#    Banc of California, Inc................................     2,500       39,875
*    Bancorp, Inc. (The)....................................       459        4,820
#    BancorpSouth Bank......................................       600       17,220
     Bank of America Corp................................... 5,929,137  163,051,267
     Bank of New York Mellon Corp. (The)....................   702,823   33,264,613
     Bank OZK...............................................    10,067      275,433

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
                                                              SHARES      VALUE+
                                                             --------- ------------
FINANCIALS -- (Continued)
     BankFinancial Corp.....................................    18,849 $    266,148
     BankUnited, Inc........................................    18,295      605,564
     Banner Corp............................................     1,628       94,131
     Bar Harbor Bankshares..................................     2,733       69,883
     BB&T Corp..............................................   249,646   12,272,597
     BCB Bancorp, Inc.......................................     1,059       13,174
     Berkshire Hills Bancorp, Inc...........................    30,747    1,026,027
*    Blucora, Inc...........................................    57,127    1,652,113
     Blue Hills Bancorp, Inc................................     1,469       34,095
*    Brighthouse Financial, Inc.............................    63,254    2,506,756
*    Cannae Holdings, Inc...................................    15,438      285,140
     Capital City Bank Group, Inc...........................    14,283      338,507
     Capital One Financial Corp.............................   372,872   33,297,470
     Capitol Federal Financial, Inc.........................     9,250      114,793
     Carolina Financial Corp................................     1,153       38,153
     Cathay General Bancorp.................................    17,730      667,889
     Century Bancorp, Inc., Class A.........................       495       37,184
     Chemical Financial Corp................................    41,900    1,963,434
     Chubb, Ltd.............................................   159,855   19,967,488
#    Cincinnati Financial Corp..............................    12,284      966,014
     CIT Group, Inc.........................................    73,545    3,484,562
     Citigroup, Inc......................................... 1,870,326  122,431,540
#    Citizens Community Bancorp, Inc........................    10,355      132,026
     CME Group, Inc.........................................    77,028   14,114,611
     CNA Financial Corp.....................................   199,398    8,647,891
     CNO Financial Group, Inc...............................   301,264    5,693,890
     Codorus Valley Bancorp, Inc............................       158        4,162
     Columbia Banking System, Inc...........................    22,000      815,980
#    Community Financial Corp. (The)........................       408       12,301
     Community West Bancshares..............................       400        4,416
     ConnectOne Bancorp, Inc................................     1,200       24,876
*    Consumer Portfolio Services, Inc.......................    26,500      103,615
# *  Cowen, Inc.............................................     3,989       59,037
*    Customers Bancorp, Inc.................................     2,290       46,922
     Donegal Group, Inc., Class A...........................    12,386      166,344
*    E*TRADE Financial Corp.................................    86,881    4,293,659
     EMC Insurance Group, Inc...............................    23,450      562,096
*    Enstar Group, Ltd......................................     1,400      254,240
     Enterprise Financial Services Corp.....................       436       18,944
     ESSA Bancorp, Inc......................................     8,217      132,705
     Evans Bancorp, Inc.....................................     1,681       73,964
     Everest Re Group, Ltd..................................    34,913    7,606,146
     FBL Financial Group, Inc., Class A.....................    24,660    1,701,047
     Federal Agricultural Mortgage Corp., Class A...........       177       11,291
     Federal Agricultural Mortgage Corp., Class C...........     9,500      663,480
     FedNat Holding Co......................................    13,665      294,207
     Fidelity Southern Corp.................................     7,213      167,486
     Fifth Third Bancorp....................................   173,516    4,683,197
     Financial Institutions, Inc............................       296        8,451
     First American Financial Corp..........................    61,982    2,747,662
     First Bancorp..........................................    16,138      595,331
*    First BanCorp..........................................     9,225       85,147
     First Business Financial Services, Inc.................       964       20,177
     First Citizens BancShares, Inc., Class A...............     8,627    3,680,537
     First Commonwealth Financial Corp......................    30,547      412,384
     First Community Bankshares, Inc........................       183        6,319
     First Defiance Financial Corp..........................    21,760      592,307

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
                                                              SHARES      VALUE+
                                                             --------- ------------
FINANCIALS -- (Continued)
     First Financial Bancorp................................   107,737 $  2,819,477
     First Financial Northwest, Inc.........................    25,371      383,356
     First Hawaiian, Inc....................................     1,200       29,736
#    First Horizon National Corp............................   118,936    1,919,627
     First Interstate BancSystem, Inc., Class A.............     2,348       97,348
     First Merchants Corp...................................    36,312    1,510,942
     First Midwest Bancorp, Inc.............................    58,937    1,353,194
     First United Corp......................................     1,266       22,788
*    Flagstar Bancorp, Inc..................................     7,100      218,609
#    FNB Corp...............................................   154,117    1,823,204
     Fulton Financial Corp..................................    29,400      470,694
*    Genworth Financial, Inc., Class A......................    34,964      149,646
     Global Indemnity, Ltd..................................     8,282      296,496
     Goldman Sachs Group, Inc. (The)........................   209,155   47,137,262
     Great Southern Bancorp, Inc............................     1,616       87,506
     Great Western Bancorp, Inc.............................     8,161      299,101
     Guaranty Federal Bancshares, Inc.......................     1,684       40,618
*    Hallmark Financial Services, Inc.......................    16,734      186,417
     Hancock Whitney Corp...................................    52,689    2,210,830
     Hanmi Financial Corp...................................     3,221       67,577
     Hanover Insurance Group, Inc. (The)....................    88,829    9,893,774
     Hartford Financial Services Group, Inc. (The)..........   245,844   11,166,234
     Heartland Financial USA, Inc...........................       465       24,710
     Hilltop Holdings, Inc..................................    26,171      520,803
*    HMN Financial, Inc.....................................     3,456       70,813
     Home Bancorp, Inc......................................       719       28,573
*    HomeStreet, Inc........................................     2,200       57,156
     Hope Bancorp, Inc......................................    16,628      240,773
     HopFed Bancorp, Inc....................................     6,781      104,088
     Horace Mann Educators Corp.............................    58,206    2,286,332
     Huntington Bancshares, Inc.............................    70,847    1,015,238
     IBERIABANK Corp........................................    36,497    2,718,662
#    Independent Bank Group, Inc............................     1,256       72,735
     International Bancshares Corp..........................     5,000      193,500
     Invesco, Ltd...........................................    17,600      382,096
     Investment Technology Group, Inc.......................    23,677      650,644
     Investors Bancorp, Inc.................................    45,405      507,628
     Investors Title Co.....................................     1,069      194,558
#    Janus Henderson Group P.L.C............................   135,421    3,327,294
     Jefferies Financial Group, Inc.........................    16,565      355,651
     JPMorgan Chase & Co.................................... 2,748,095  299,597,317
     Kemper Corp............................................    59,119    4,445,158
     KeyCorp................................................   526,210    9,555,974
     Lakeland Bancorp, Inc..................................    10,040      165,359
     Landmark Bancorp, Inc..................................     2,390       65,128
     Legg Mason, Inc........................................    43,400    1,224,748
     Lincoln National Corp..................................   134,595    8,101,273
     Loews Corp.............................................   243,798   11,351,235
     M&T Bank Corp..........................................     4,241      701,504
     Macatawa Bank Corp.....................................       291        3,157
     Mackinac Financial Corp................................     6,893      107,531
*    Malvern Bancorp, Inc...................................       867       17,609
     Marlin Business Services Corp..........................    13,787      366,458
     MB Financial, Inc......................................    19,678      873,506
# *  MBIA, Inc..............................................    82,267      814,443
     MBT Financial Corp.....................................     9,396      107,208
     Mercantile Bank Corp...................................     4,422      140,443

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
                                                             SHARES     VALUE+
                                                            --------- -----------
    FINANCIALS -- (Continued)
    Meridian Bancorp, Inc..................................     1,000 $    15,840
    MetLife, Inc...........................................   949,912  39,126,875
*   MGIC Investment Corp...................................    98,745   1,205,676
    MidWestOne Financial Group, Inc........................       346       9,968
    Morgan Stanley......................................... 1,102,617  50,345,492
#   MutualFirst Financial, Inc.............................     2,300      81,673
    National Western Life Group, Inc., Class A.............       900     242,352
    Navigators Group, Inc. (The)...........................     9,617     665,016
    Nelnet, Inc., Class A..................................    16,900     951,301
#   New York Community Bancorp, Inc........................   107,280   1,027,742
>>  NewStar Financial, Inc.................................    41,166      10,685
    Northfield Bancorp, Inc................................       800      10,536
    Northrim BanCorp, Inc..................................     5,734     218,064
    OceanFirst Financial Corp..............................     5,000     126,600
    OFG Bancorp............................................    33,091     565,525
#   Old National Bancorp...................................   158,120   2,822,442
    Old Republic International Corp........................   174,823   3,854,847
*   OneMain Holdings, Inc..................................    24,900     710,148
    Oppenheimer Holdings, Inc., Class A....................     3,097      95,264
#   PacWest Bancorp........................................    48,904   1,986,480
#   Peoples Bancorp of North Carolina, Inc.................       275       7,656
    Peoples Bancorp, Inc...................................    15,923     545,044
    People's United Financial, Inc.........................   213,207   3,338,822
#   Pinnacle Financial Partners, Inc.......................    11,777     615,937
    Piper Jaffray Cos......................................       312      21,647
    PNC Financial Services Group, Inc. (The)...............   217,040  27,887,470
    Popular, Inc...........................................    70,636   3,673,778
    Premier Financial Bancorp, Inc.........................     6,096     108,143
    Principal Financial Group, Inc.........................   218,754  10,296,751
#   Prosperity Bancshares, Inc.............................    10,111     657,518
    Protective Insurance Corp., Class A....................       300       6,423
    Protective Insurance Corp., Class B....................     5,929     136,663
    Provident Financial Holdings, Inc......................       544       9,411
    Provident Financial Services, Inc......................    25,859     630,960
    Prudential Bancorp, Inc................................       600      10,782
    Prudential Financial, Inc..............................   497,625  46,667,272
    Radian Group, Inc......................................   161,945   3,107,725
    Regions Financial Corp................................. 1,302,555  22,104,358
    Reinsurance Group of America, Inc......................   153,566  21,863,191
    RenaissanceRe Holdings, Ltd............................    25,867   3,159,913
    Renasant Corp..........................................    42,102   1,468,518
    Riverview Bancorp, Inc.................................     1,682      14,247
    Safety Insurance Group, Inc............................    26,197   2,181,686
    Salisbury Bancorp, Inc.................................       300      12,030
    Sandy Spring Bancorp, Inc..............................     9,725     345,724
    SB Financial Group, Inc................................     1,128      20,451
*   Select Bancorp, Inc....................................       600       7,392
#   Selective Insurance Group, Inc.........................    45,200   2,931,220
    SI Financial Group, Inc................................     5,661      74,952
    Signature Bank.........................................    10,270   1,128,673
    Simmons First National Corp., Class A..................    22,648     606,513
    South State Corp.......................................     7,672     519,164
    Southern National Bancorp of Virginia, Inc.............       193       2,916
#   State Auto Financial Corp..............................    15,100     480,029
#   Sterling Bancorp.......................................   132,480   2,381,990
    Stewart Information Services Corp......................    12,271     506,547
    Stifel Financial Corp..................................    47,800   2,185,416
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
                                                              SHARES       VALUE+
                                                             --------- --------------
FINANCIALS -- (Continued)
     SunTrust Banks, Inc....................................   255,532 $   16,011,635
     Synchrony Financial....................................   544,549     15,726,575
     Synovus Financial Corp.................................     8,639        324,481
     Territorial Bancorp, Inc...............................       823         22,419
*    Texas Capital Bancshares, Inc..........................     1,480         96,540
     Timberland Bancorp, Inc................................     2,500         72,550
     Tiptree, Inc...........................................    37,071        218,348
     Travelers Cos., Inc. (The).............................   184,026     23,027,173
     TriCo Bancshares.......................................       854         30,761
#    Trustmark Corp.........................................    31,111        958,219
     Umpqua Holdings Corp...................................   111,767      2,145,926
#    Union Bankshares Corp..................................    39,149      1,336,547
#    United Bankshares, Inc.................................    20,521        680,682
     United Financial Bancorp, Inc..........................     9,993        154,392
     United Fire Group, Inc.................................    24,429      1,315,013
     United Security Bancshares.............................       440          4,717
     Unity Bancorp, Inc.....................................     3,592         76,043
     Univest Corp. of Pennsylvania..........................     2,256         56,310
     Unum Group.............................................   517,445     18,762,556
#    Valley National Bancorp................................   158,654      1,583,367
     Voya Financial, Inc....................................    22,660        991,602
     Washington Federal, Inc................................    97,887      2,756,498
     Waterstone Financial, Inc..............................     1,426         23,301
     Wells Fargo & Co....................................... 2,802,209    149,161,585
     WesBanco, Inc..........................................    32,396      1,299,080
     Western New England Bancorp, Inc.......................    11,698        117,448
     Wintrust Financial Corp................................    44,824      3,412,899
     WR Berkley Corp........................................     5,305        402,650
#    Zions Bancorp NA.......................................    53,325      2,508,941
                                                             --------- --------------
TOTAL FINANCIALS............................................            1,507,248,059
                                                                       --------------
HEALTHCARE -- (15.6%)
     Abbott Laboratories....................................   915,297     63,100,575
# *  Acadia Healthcare Co., Inc.............................    21,831        905,986
     Aceto Corp.............................................    31,686         64,956
*    Addus HomeCare Corp....................................     2,044        133,882
     Aetna, Inc.............................................   558,462    110,798,861
     Allergan P.L.C.........................................   131,701     20,810,075
*    Allscripts Healthcare Solutions, Inc...................   203,244      2,420,636
# *  Amneal Pharmaceuticals, Inc............................     4,700         86,715
*    AngioDynamics, Inc.....................................    14,354        293,252
# *  Anika Therapeutics, Inc................................    14,671        524,635
     Anthem, Inc............................................   504,640    139,063,645
*    Aptevo Therapeutics, Inc...............................     4,339         14,622
*    Avanos Medical, Inc....................................    32,638      1,847,311
     Baxter International, Inc..............................     6,557        409,878
*    Bio-Rad Laboratories, Inc., Class A....................       361         98,499
*    Brookdale Senior Living, Inc...........................   141,351      1,262,264
*    Cambrex Corp...........................................     2,300        122,567
*    Centene Corp...........................................    20,136      2,624,123
     Cigna Corp.............................................   136,754     29,239,373
*    Concert Pharmaceuticals, Inc...........................     5,383         80,314
     CONMED Corp............................................    43,239      2,915,606
     Cooper Cos., Inc. (The)................................    13,956      3,604,974
*    Cross Country Healthcare, Inc..........................     7,595         67,064
*    CryoLife, Inc..........................................    17,502        542,212
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
                                                              SHARES      VALUE+
                                                             --------- ------------
HEALTHCARE -- (Continued)
# *  Cumberland Pharmaceuticals, Inc........................    23,319 $    125,923
*    Cutera, Inc............................................     1,289       26,167
     CVS Health Corp........................................ 1,510,745  109,362,831
     Danaher Corp...........................................   405,225   40,279,365
     DENTSPLY SIRONA, Inc...................................    33,093    1,146,011
     Digirad Corp...........................................    26,711       33,255
# *  Diplomat Pharmacy, Inc.................................    34,200      678,528
*    Emergent BioSolutions, Inc.............................    48,978    2,996,964
*    Endo International P.L.C...............................    14,700      249,018
*    Enzo Biochem, Inc......................................     6,287       20,873
*    Express Scripts Holding Co.............................   493,239   47,829,386
*    FONAR Corp.............................................       960       23,750
*    Harvard Bioscience, Inc................................    16,180       64,073
*    HMS Holdings Corp......................................     6,400      184,448
     Humana, Inc............................................   198,071   63,463,929
*    Integer Holdings Corp..................................    41,672    3,103,314
# *  IntriCon Corp..........................................     2,835      118,730
#    Invacare Corp..........................................     7,330       94,704
     Kewaunee Scientific Corp...............................     1,631       46,647
*    Laboratory Corp. of America Holdings...................     8,149    1,308,322
# *  LHC Group, Inc.........................................    30,318    2,771,975
*    LifePoint Health, Inc..................................    82,208    5,332,011
*    LivaNova P.L.C.........................................    33,901    3,796,573
     Luminex Corp...........................................     1,400       40,278
*    Magellan Health, Inc...................................    17,899    1,164,509
# *  Mallinckrodt P.L.C.....................................    81,300    2,037,378
     McKesson Corp..........................................    70,069    8,741,808
*    MEDNAX, Inc............................................    72,102    2,977,092
*    Medpace Holdings, Inc..................................       800       41,680
     Medtronic P.L.C........................................   814,175   73,129,198
*    Merit Medical Systems, Inc.............................    13,395      765,122
# *  Molina Healthcare, Inc.................................    25,541    3,237,833
*    Mylan NV...............................................    28,680      896,250
# *  Myriad Genetics, Inc...................................    78,116    3,517,563
     National HealthCare Corp...............................     6,484      515,673
*    Natus Medical, Inc.....................................    16,198      483,996
*    Nuvectra Corp..........................................    10,668      213,467
*    Omnicell, Inc..........................................    35,405    2,503,133
     Owens & Minor, Inc.....................................     2,841       22,444
#    PerkinElmer, Inc.......................................    76,500    6,615,720
     Pfizer, Inc............................................ 3,696,959  159,191,055
# *  Prestige Consumer Healthcare, Inc......................   111,489    4,031,442
*    Providence Service Corp. (The).........................    11,898      786,339
     Quest Diagnostics, Inc.................................    10,366      975,544
*    RTI Surgical, Inc......................................    65,316      299,147
*    Select Medical Holdings Corp...........................   122,704    2,034,432
     STERIS P.L.C...........................................       200       21,862
*    Surmodics, Inc.........................................     5,593      354,764
# *  Syneos Health, Inc.....................................    31,908    1,455,962
# *  Taro Pharmaceutical Industries, Ltd....................     2,378      236,635
     Teleflex, Inc..........................................    37,223    8,961,065
     Thermo Fisher Scientific, Inc..........................   435,609  101,780,043
*    Triple-S Management Corp., Class B.....................    20,684      354,937
*    United Therapeutics Corp...............................    20,858    2,312,318
     UnitedHealth Group, Inc................................    89,716   23,447,277
# *  Varex Imaging Corp.....................................     8,098      210,224
*    WellCare Health Plans, Inc.............................    18,375    5,071,316

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
                                                             SHARES      VALUE+
                                                             ------- --------------
HEALTHCARE -- (Continued)
     Zimmer Biomet Holdings, Inc............................  10,322 $    1,172,476
                                                             ------- --------------
TOTAL HEALTHCARE............................................          1,083,688,804
                                                                     --------------
INDUSTRIALS -- (11.4%)
     AAR Corp...............................................  32,906      1,565,667
#    ABM Industries, Inc....................................  67,600      2,078,700
#    Acme United Corp.......................................   1,030         17,881
#    Acuity Brands, Inc.....................................  19,531      2,453,875
# *  AECOM..................................................  67,765      1,974,672
*    Aegion Corp............................................  42,549        823,749
# *  Aerovironment, Inc.....................................  35,065      3,154,798
     AGCO Corp..............................................  63,273      3,545,819
     Air Lease Corp.........................................  38,284      1,458,620
*    Air Transport Services Group, Inc......................  35,408        693,997
     Alamo Group, Inc.......................................  22,751      1,950,216
#    Alaska Air Group, Inc.................................. 109,152      6,704,116
     Albany International Corp., Class A....................  20,551      1,438,159
#    Allegiant Travel Co....................................   2,000        228,280
     Altra Industrial Motion Corp...........................   3,838        123,852
     AMERCO.................................................  29,431      9,608,633
*    Ameresco, Inc., Class A................................     981         16,059
     American Railcar Industries, Inc.......................  20,003      1,398,410
*    American Woodmark Corp.................................   2,204        133,210
#    Apogee Enterprises, Inc................................  36,374      1,313,101
     ArcBest Corp...........................................  12,135        450,451
     Arconic, Inc........................................... 256,734      5,219,402
     Argan, Inc.............................................      21            924
*    Armstrong Flooring, Inc................................   1,000         15,550
*    ASGN, Inc..............................................  53,951      3,619,033
#    Astec Industries, Inc..................................  22,925        862,209
# *  Atlas Air Worldwide Holdings, Inc......................  31,815      1,642,290
     AZZ, Inc...............................................   5,300        235,055
     Barnes Group, Inc......................................  49,500      2,801,700
*    BMC Stock Holdings, Inc................................   3,700         61,938
     Brady Corp., Class A...................................  38,500      1,551,165
     Briggs & Stratton Corp.................................  41,033        596,209
*    Builders FirstSource, Inc..............................   6,000         74,280
# *  CAI International, Inc.................................  17,082        425,513
     Carlisle Cos., Inc.....................................  27,591      2,665,015
*    Casella Waste Systems, Inc., Class A...................   5,201        169,345
     Caterpillar, Inc.......................................  84,002     10,191,123
*    CBIZ, Inc..............................................  39,049        866,107
#    CECO Environmental Corp................................   3,773         28,071
*    Chart Industries, Inc..................................   3,320        225,926
#    Chicago Rivet & Machine Co.............................     700         23,411
#    CIRCOR International, Inc..............................   9,719        315,965
*    Clean Harbors, Inc.....................................   8,600        585,144
*    Colfax Corp............................................   7,300        204,619
     Columbus McKinnon Corp.................................  17,542        644,318
     Comfort Systems USA, Inc...............................  44,560      2,383,069
*    Commercial Vehicle Group, Inc..........................  11,800         78,942
     CompX International, Inc...............................     500          6,520
     Copa Holdings SA, Class A..............................   8,500        615,655
*    Covenant Transportation Group, Inc., Class A...........   7,080        177,212
     CRA International, Inc.................................   7,613        320,888
     Crane Co...............................................   1,280        111,411

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
                                                              SHARES     VALUE+
                                                             --------- -----------
INDUSTRIALS -- (Continued)
*    CSW Industrials, Inc...................................       300 $    13,809
     CSX Corp............................................... 1,055,544  72,684,760
     Cubic Corp.............................................     3,576     234,621
     Curtiss-Wright Corp....................................    46,353   5,073,799
     Delta Air Lines, Inc...................................   433,135  23,705,479
     Deluxe Corp............................................     5,003     236,192
     DMC Global, Inc........................................     1,436      55,358
     Douglas Dynamics, Inc..................................    30,234   1,311,853
*    Ducommun, Inc..........................................    12,645     469,888
*    DXP Enterprises, Inc...................................       402      12,776
*    Dycom Industries, Inc..................................     5,700     386,916
     Eastern Co. (The)......................................    10,193     288,462
     Eaton Corp. P.L.C......................................   265,270  19,011,901
*    Echo Global Logistics, Inc.............................    19,400     498,774
     EMCOR Group, Inc.......................................    62,540   4,439,089
     Encore Wire Corp.......................................    19,966     882,497
     EnerSys................................................    43,639   3,472,355
*    Engility Holdings, Inc.................................     7,988     247,868
     Ennis, Inc.............................................    30,835     596,966
     EnPro Industries, Inc..................................     8,338     518,624
     ESCO Technologies, Inc.................................    18,001   1,102,021
     Espey Manufacturing & Electronics Corp.................     1,671      46,788
     Essendant, Inc.........................................    14,123     179,927
*    Esterline Technologies Corp............................    44,968   5,277,444
     Federal Signal Corp....................................    71,923   1,581,587
     FedEx Corp.............................................   127,314  28,052,367
#    Flowserve Corp.........................................    42,560   1,953,504
     Fluor Corp.............................................    55,441   2,431,642
     Fortune Brands Home & Security, Inc....................   123,726   5,546,637
*    Franklin Covey Co......................................     3,046      68,048
     Franklin Electric Co., Inc.............................     4,674     198,271
*    FreightCar America, Inc................................     4,692      67,096
*    FTI Consulting, Inc....................................    43,236   2,988,040
#    GATX Corp..............................................    65,445   4,903,794
*    Gencor Industries, Inc.................................    13,149     149,636
     General Electric Co.................................... 2,120,584  21,417,898
# *  Genesee & Wyoming, Inc., Class A.......................    19,008   1,506,004
# *  Gibraltar Industries, Inc..............................    34,603   1,233,251
# *  Goldfield Corp. (The)..................................     4,304      15,925
     Gorman-Rupp Co. (The)..................................    22,062     761,139
*    GP Strategies Corp.....................................    18,583     271,498
#    Granite Construction, Inc..............................    32,417   1,482,105
*    Great Lakes Dredge & Dock Corp.........................    69,820     405,654
#    Greenbrier Cos., Inc. (The)............................    22,451   1,065,300
     Griffon Corp...........................................    67,323     815,955
#    Hawaiian Holdings, Inc.................................    24,322     841,784
#    Heartland Express, Inc.................................     4,300      83,721
     Heidrick & Struggles International, Inc................    18,234     629,255
*    Herc Holdings, Inc.....................................     1,679      53,829
*    Heritage-Crystal Clean, Inc............................     1,365      31,381
     Herman Miller, Inc.....................................    15,600     514,020
# *  Hertz Global Holdings, Inc.............................    55,682     765,628
*    Hub Group, Inc., Class A...............................     6,511     298,334
     Hurco Cos., Inc........................................     7,910     322,253
*    Huron Consulting Group, Inc............................     4,001     218,014
     Hyster-Yale Materials Handling, Inc....................    12,246     740,271
     ICF International, Inc.................................    31,660   2,331,442

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
                                                             SHARES    VALUE+
                                                             ------- -----------
INDUSTRIALS -- (Continued)
     Ingersoll-Rand P.L.C................................... 213,109 $20,445,677
*    InnerWorkings, Inc.....................................  96,587     694,461
     Insteel Industries, Inc................................  17,578     459,137
     ITT, Inc...............................................  40,100   2,025,050
*    JetBlue Airways Corp................................... 328,115   5,489,364
     Johnson Controls International P.L.C................... 151,178   4,833,161
     Kadant, Inc............................................  12,286   1,212,628
     Kaman Corp.............................................  19,988   1,269,638
     KAR Auction Services, Inc..............................  18,100   1,030,614
     KBR, Inc...............................................   3,600      71,208
     Kennametal, Inc........................................   5,020     177,959
     Kimball International, Inc., Class B...................  33,832     556,875
# *  Kirby Corp.............................................  41,400   2,978,316
#    Knight-Swift Transportation Holdings, Inc..............  20,293     649,376
     Knoll, Inc.............................................   4,200      83,370
     Korn/Ferry International...............................  62,504   2,821,431
# *  Kratos Defense & Security Solutions, Inc...............   2,711      33,969
     L3 Technologies, Inc................................... 100,470  19,036,051
*    Lawson Products, Inc...................................   8,847     292,482
*    LB Foster Co., Class A.................................   6,682     121,479
#    LSC Communications, Inc................................   5,700      53,751
     LSI Industries, Inc....................................  27,715     119,729
*    Lydall, Inc............................................  15,105     451,186
     Macquarie Infrastructure Corp..........................   1,300      48,035
     ManpowerGroup, Inc.....................................  33,089   2,524,360
     Marten Transport, Ltd..................................  79,636   1,533,789
*    Masonite International Corp............................  10,406     576,388
# *  MasTec, Inc............................................  63,539   2,764,582
     Matson, Inc............................................  62,316   2,186,045
#    Matthews International Corp., Class A..................  22,887     952,557
     McGrath RentCorp.......................................  17,552     937,101
*    Mercury Systems, Inc...................................   2,055      96,297
*    Milacron Holdings Corp.................................   2,800      39,200
     Miller Industries, Inc.................................  20,099     485,793
*    Mistras Group, Inc.....................................   4,200      83,580
     Mobile Mini, Inc.......................................  54,461   2,239,436
     Moog, Inc., Class A....................................  35,539   2,542,815
# *  MRC Global, Inc........................................ 104,097   1,647,856
     MSC Industrial Direct Co., Inc., Class A...............   1,150      93,219
     Mueller Industries, Inc................................  44,012   1,071,692
     Mueller Water Products, Inc., Class A..................  20,300     208,278
#    Multi-Color Corp.......................................   8,908     473,549
*    MYR Group, Inc.........................................  19,582     653,843
#    National Presto Industries, Inc........................     571      71,187
     Navigant Consulting, Inc...............................  12,297     265,615
     Nielsen Holdings P.L.C.................................  91,660   2,381,327
*    NL Industries, Inc.....................................  30,289     160,532
#    NN, Inc................................................  18,396     213,394
     Norfolk Southern Corp.................................. 545,229  91,505,783
# *  Northwest Pipe Co......................................   5,286      94,144
     nVent Electric P.L.C................................... 117,934   2,879,948
     Oshkosh Corp...........................................  72,838   4,089,125
     Owens Corning.......................................... 149,300   7,057,411
     PACCAR, Inc............................................  93,329   5,339,352
*    PAM Transportation Services, Inc.......................   6,449     378,040
     Pentair P.L.C.......................................... 117,934   4,735,050
*    Perma-Pipe International Holdings, Inc.................   8,900      81,435

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
                                                             SHARES    VALUE+
                                                             ------- -----------
INDUSTRIALS -- (Continued)
     Powell Industries, Inc.................................   5,719 $   166,766
     Primoris Services Corp.................................   4,000      84,680
     Quad/Graphics, Inc.....................................   6,491     100,156
     Quanex Building Products Corp..........................  30,731     455,433
*    Quanta Services, Inc................................... 168,307   5,251,178
*    Radiant Logistics, Inc.................................   4,144      22,543
     Raytheon Co............................................  44,355   7,763,899
     RCM Technologies, Inc..................................  15,245      64,486
     Regal Beloit Corp......................................  16,070   1,152,219
     Republic Services, Inc................................. 429,755  31,234,593
     Resources Connection, Inc..............................  28,155     459,490
*    Rexnord Corp...........................................  60,278   1,616,053
# *  Roadrunner Transportation Systems, Inc.................     879         404
     Rush Enterprises, Inc., Class A........................  33,503   1,185,671
     Rush Enterprises, Inc., Class B........................  18,522     667,903
     Ryder System, Inc......................................  89,844   4,969,272
*    Saia, Inc..............................................  29,025   1,824,511
     Schneider National, Inc., Class B......................   7,900     172,773
# *  Sensata Technologies Holding P.L.C.....................  48,475   2,273,477
*    SIFCO Industries, Inc..................................   4,627      22,837
     Simpson Manufacturing Co., Inc.........................  26,100   1,489,788
     SkyWest, Inc...........................................  55,106   3,157,023
     Snap-on, Inc...........................................  15,588   2,399,617
     Southwest Airlines Co.................................. 531,263  26,085,013
*    SP Plus Corp...........................................   3,236     103,423
     Spartan Motors, Inc....................................  16,820     113,199
*    Sparton Corp...........................................   8,563     106,010
# *  Spirit Airlines, Inc...................................  61,789   3,206,849
*    SPX FLOW, Inc..........................................  20,567     704,008
     Standex International Corp.............................  22,341   1,812,302
     Stanley Black & Decker, Inc............................ 129,900  15,135,948
     Steelcase, Inc., Class A...............................  56,369     935,725
*    Stericycle, Inc........................................  23,934   1,195,982
# *  Team, Inc..............................................   6,674     132,813
#    Terex Corp.............................................  81,515   2,721,786
     Tetra Tech, Inc........................................  55,922   3,693,089
     Textron, Inc...........................................   1,844      98,894
*    Thermon Group Holdings, Inc............................   4,300      92,794
     Timken Co. (The).......................................  13,027     515,218
     Titan International, Inc...............................  16,400     115,784
*    Titan Machinery, Inc...................................   2,883      41,083
*    TriMas Corp............................................   6,000     176,700
     Trinity Industries, Inc................................ 183,814   5,247,890
     Triton International, Ltd..............................  27,753     892,814
#    Triumph Group, Inc.....................................  54,800   1,000,100
# *  Tutor Perini Corp......................................  40,944     634,632
*    Twin Disc, Inc.........................................   6,900     131,997
*    Ultralife Corp.........................................   3,309      22,402
     UniFirst Corp..........................................  18,705   2,792,656
     Union Pacific Corp..................................... 563,195  82,350,373
*    United Continental Holdings, Inc....................... 114,796   9,816,206
     United Technologies Corp............................... 382,009  47,449,338
*    Univar, Inc............................................   3,900      96,018
     Universal Forest Products, Inc.........................  95,400   2,696,958
*    USA Truck, Inc.........................................   7,482     147,171
*    USG Corp...............................................  52,100   2,199,662
     Valmont Industries, Inc................................   4,700     584,257

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
                                                              SHARES      VALUE+
                                                             --------- ------------
INDUSTRIALS -- (Continued)
*    Vectrus, Inc...........................................     6,869 $    184,089
*    Veritiv Corp...........................................     9,437      314,630
     Viad Corp..............................................    23,193    1,110,713
     Virco Manufacturing Corp...............................    12,601       54,562
     VSE Corp...............................................       610       19,130
     Wabash National Corp...................................    23,800      359,380
     Watts Water Technologies, Inc., Class A................    20,022    1,402,541
#    Werner Enterprises, Inc................................    36,605    1,178,315
*    Wesco Aircraft Holdings, Inc...........................     6,228       63,401
*    WESCO International, Inc...............................    52,083    2,613,525
*    Willis Lease Finance Corp..............................     6,713      232,404
     Woodward, Inc..........................................     5,175      381,087
*    XPO Logistics, Inc.....................................    12,216    1,091,866
                                                             --------- ------------
TOTAL INDUSTRIALS...........................................            796,250,903
                                                                       ------------
INFORMATION TECHNOLOGY -- (11.4%)
*    ACI Worldwide, Inc.....................................    45,800    1,149,122
*    Advanced Energy Industries, Inc........................       500       21,515
*    Agilysys, Inc..........................................    14,791      240,650
*    Alpha & Omega Semiconductor, Ltd.......................    20,661      191,527
     Amdocs, Ltd............................................    26,000    1,645,020
*    Amkor Technology, Inc..................................     1,400       10,010
     Analog Devices, Inc....................................    33,465    2,801,355
*    Anixter International, Inc.............................     9,601      630,690
*    ARRIS International P.L.C..............................   123,333    3,067,292
*    Arrow Electronics, Inc.................................   175,521   11,884,527
     AstroNova, Inc.........................................     6,285      121,426
     Avnet, Inc.............................................   139,400    5,585,758
     AVX Corp...............................................    72,760    1,213,637
*    Aware, Inc.............................................    14,326       54,869
*    Axcelis Technologies, Inc..............................       175        3,021
# *  AXT, Inc...............................................    24,921      164,229
     Bel Fuse, Inc., Class A................................     3,574       66,977
     Bel Fuse, Inc., Class B................................    11,381      250,382
#    Belden, Inc............................................     9,300      502,665
     Benchmark Electronics, Inc.............................    62,063    1,354,835
     Brooks Automation, Inc.................................    50,847    1,577,782
*    BSQUARE Corp...........................................     4,065        9,349
*    CACI International, Inc., Class A......................    27,330    4,877,312
*    Calix, Inc.............................................    10,904       79,599
*    Cardtronics P.L.C., Class A............................    13,293      361,038
     CCUR Holdings, Inc.....................................    11,740       44,964
*    Ciena Corp.............................................   132,900    4,154,454
# *  Cirrus Logic, Inc......................................    54,200    2,029,248
     Cisco Systems, Inc..................................... 4,715,767  215,746,340
# *  Coherent, Inc..........................................     2,510      309,081
     Cohu, Inc..............................................    33,667      700,274
*    CommScope Holding Co., Inc.............................    78,534    1,889,528
     Comtech Telecommunications Corp........................    15,569      434,686
*    Conduent, Inc..........................................   177,926    3,398,387
*    CoreLogic, Inc.........................................    96,545    3,921,658
     Corning, Inc...........................................   785,955   25,111,262
# *  Cray, Inc..............................................    12,866      291,930
# *  Cree, Inc..............................................    75,400    2,927,028
     CSP, Inc...............................................     2,414       30,175
     CTS Corp...............................................    66,936    1,786,522

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
                                                              SHARES      VALUE+
                                                             --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
# *  CyberOptics Corp.......................................     3,281 $     69,360
#    Cypress Semiconductor Corp.............................   149,322    1,932,227
*    Dell Technologies, Inc., Class V.......................    38,133    3,446,842
*    Digi International, Inc................................    25,438      295,081
*    Diodes, Inc............................................     4,709      142,165
*    DSP Group, Inc.........................................    46,713      571,300
     DXC Technology Co......................................   228,936   16,673,409
*    EchoStar Corp., Class A................................    26,151    1,060,423
*    Edgewater Technology, Inc..............................     9,510       44,221
# *  Electro Scientific Industries, Inc.....................     8,085      234,465
# *  Electronics For Imaging, Inc...........................    58,110    1,769,449
*    EMCORE Corp............................................       744        3,668
     Entegris, Inc..........................................       300        7,962
*    ePlus, Inc.............................................    17,490    1,484,551
*    Fabrinet...............................................     4,055      175,663
*    FARO Technologies, Inc.................................    15,800      798,532
     Fidelity National Information Services, Inc............   198,899   20,705,386
# *  Finisar Corp...........................................    66,449    1,109,034
# *  First Solar, Inc.......................................    28,266    1,181,519
*    Flex, Ltd..............................................   109,227      858,524
*    FormFactor, Inc........................................    46,295      566,651
*    Frequency Electronics, Inc.............................     7,390       82,029
*    GSI Technology, Inc....................................     3,363       19,875
# *  Harmonic, Inc..........................................    13,666       75,300
     Hewlett Packard Enterprise Co..........................   894,616   13,642,894
# *  II-VI, Inc.............................................    43,940    1,635,886
*    Insight Enterprises, Inc...............................    42,100    2,176,149
     Intel Corp............................................. 4,978,195  233,377,782
     InterDigital, Inc......................................     6,000      425,700
# *  Itron, Inc.............................................    31,001    1,616,392
     Jabil, Inc.............................................   136,547    3,376,807
     Juniper Networks, Inc..................................   212,100    6,208,167
*    KEMET Corp.............................................    27,123      590,739
*    Key Tronic Corp........................................    17,623      129,177
*    Kimball Electronics, Inc...............................    23,443      431,351
     Kulicke & Soffa Industries, Inc........................    74,988    1,524,506
*    KVH Industries, Inc....................................    13,696      169,146
     Lam Research Corp......................................    11,111    1,574,762
*    Lattice Semiconductor Corp.............................    35,397      212,736
*    Limelight Networks, Inc................................    10,944       44,104
     Littelfuse, Inc........................................     1,475      267,211
*    LiveRamp Holdings, Inc.................................     7,769      354,888
     LogMeIn, Inc...........................................    13,184    1,135,406
     ManTech International Corp., Class A...................     2,048      117,309
     Marvell Technology Group, Ltd..........................   166,418    2,730,919
     Methode Electronics, Inc...............................    79,272    2,346,451
*    Micron Technology, Inc.................................   842,584   31,782,268
*    MicroStrategy, Inc., Class A...........................       900      113,373
     MKS Instruments, Inc...................................    61,200    4,509,828
*    Nanometrics, Inc.......................................     1,000       32,060
*    NETGEAR, Inc...........................................    31,028    1,721,433
# *  NetScout Systems, Inc..................................    21,784      550,264
# *  Nuance Communications, Inc.............................   200,300    3,483,217
*    ON Semiconductor Corp..................................   295,507    5,023,619
*    Optical Cable Corp.....................................    10,474       49,751
*    OSI Systems, Inc.......................................       500       34,580
# *  PAR Technology Corp....................................    12,896      228,259

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
                                                             SHARES     VALUE+
                                                             ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Park Electrochemical Corp..............................   2,472 $     43,656
     PC Connection, Inc.....................................  35,467    1,175,376
# *  PCM, Inc...............................................  10,471      197,588
     PC-Tel, Inc............................................  10,851       47,961
*    Perceptron, Inc........................................   1,300       10,335
*    Perficient, Inc........................................  14,100      352,782
     Perspecta, Inc......................................... 114,468    2,803,321
*    Photronics, Inc........................................  79,712      776,395
*    Plexus Corp............................................  25,352    1,480,557
*    Qorvo, Inc.............................................  45,345    3,333,311
#    QUALCOMM, Inc.......................................... 688,597   43,305,865
*    Rambus, Inc............................................   9,315       81,134
*    Ribbon Communications, Inc.............................   6,622       45,030
     Richardson Electronics, Ltd............................  15,464      118,145
# *  Rogers Corp............................................  16,943    2,085,006
*    Rudolph Technologies, Inc..............................  25,497      530,083
*    Sanmina Corp...........................................  39,846    1,008,104
*    ScanSource, Inc........................................  20,441      794,746
     SS&C Technologies Holdings, Inc........................  51,586    2,639,140
# *  StarTek, Inc...........................................   7,152       40,838
*    Sykes Enterprises, Inc.................................  20,292      622,356
# *  Synaptics, Inc.........................................  40,726    1,528,854
     SYNNEX Corp............................................  80,826    6,272,906
     TE Connectivity, Ltd................................... 197,255   14,876,972
*    Tech Data Corp.........................................  81,325    5,746,424
     Teradyne, Inc..........................................  26,789      922,881
     TESSCO Technologies, Inc...............................   8,689      105,007
     TiVo Corp..............................................  19,000      209,000
# *  TTM Technologies, Inc..................................  68,141      797,250
# *  Veeco Instruments, Inc.................................  15,978      151,951
*    Verint Systems, Inc....................................  33,858    1,546,295
# *  ViaSat, Inc............................................     200       12,752
*    Viavi Solutions, Inc...................................  16,203      186,821
*    Virtusa Corp...........................................  30,064    1,490,874
#    Vishay Intertechnology, Inc............................ 151,731    2,776,677
*    Vishay Precision Group, Inc............................  16,480      534,776
     Western Digital Corp................................... 215,907    9,299,114
     Xerox Corp............................................. 219,074    6,105,592
     Xperi Corp.............................................  54,435      707,655
                                                             ------- ------------
TOTAL INFORMATION TECHNOLOGY................................          790,328,424
                                                                     ------------
MATERIALS -- (1.9%)
*    AdvanSix, Inc..........................................  19,500      540,930
*    Alcoa Corp............................................. 114,373    4,001,911
# *  Allegheny Technologies, Inc............................  49,321    1,276,921
# *  Ampco-Pittsburgh Corp..................................   4,007       14,866
     Ashland Global Holdings, Inc........................... 112,560    8,327,189
     Bemis Co., Inc.........................................  41,892    1,917,397
     Boise Cascade Co.......................................  43,464    1,338,257
     Cabot Corp.............................................  53,869    2,622,343
     Carpenter Technology Corp..............................  43,728    1,906,978
# *  Century Aluminum Co....................................  15,822      125,627
*    Clearwater Paper Corp..................................  16,822      406,083
*    Coeur Mining, Inc......................................  13,910       66,490
     Commercial Metals Co................................... 104,508    1,991,922
#    Compass Minerals International, Inc....................   7,500      363,825

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
MATERIALS -- (Continued)
     Core Molding Technologies, Inc.........................  11,847 $   80,678
     Domtar Corp............................................  46,407  2,149,108
     DowDuPont, Inc.........................................  31,359  1,690,877
     Eagle Materials, Inc...................................   8,699    642,334
     Freeport-McMoRan, Inc..................................  24,064    280,346
     Friedman Industries, Inc...............................   3,048     26,822
     FutureFuel Corp........................................   6,104    100,106
     Gold Resource Corp.....................................   4,500     19,485
#    Graphic Packaging Holding Co........................... 221,805  2,442,073
     Greif, Inc., Class A...................................  20,553    972,157
     Hawkins, Inc...........................................     409     13,767
#    HB Fuller Co...........................................  53,775  2,390,836
#    Hecla Mining Co........................................ 430,424  1,033,018
     Huntsman Corp..........................................  50,242  1,099,295
     Innophos Holdings, Inc.................................   7,700    225,610
     Innospec, Inc..........................................   8,833    591,104
     Kaiser Aluminum Corp...................................  27,181  2,592,252
     KapStone Paper and Packaging Corp......................  93,014  3,255,490
     KMG Chemicals, Inc.....................................   1,350    101,277
*    Kraton Corp............................................  18,082    497,978
     Kronos Worldwide, Inc..................................   2,217     31,104
     Louisiana-Pacific Corp................................. 173,457  3,776,159
*    LSB Industries, Inc....................................   1,758     13,361
#    Martin Marietta Materials, Inc.........................  23,633  4,047,860
     Materion Corp..........................................  18,497  1,051,184
     Mercer International, Inc..............................  21,725    330,437
     Minerals Technologies, Inc.............................  34,280  1,876,830
     Mosaic Co. (The).......................................  17,274    534,458
     Myers Industries, Inc..................................   3,100     49,166
     Neenah, Inc............................................   7,684    618,255
     Newmont Mining Corp.................................... 141,468  4,374,190
     Northern Technologies International Corp...............   3,035     98,182
     Nucor Corp............................................. 103,401  6,113,067
     Olin Corp.............................................. 175,888  3,552,938
#    Olympic Steel, Inc.....................................   9,986    188,336
     PH Glatfelter Co.......................................  50,600    905,740
*    Platform Specialty Products Corp.......................   8,534     92,338
*    PQ Group Holdings, Inc.................................   2,829     45,405
#    Rayonier Advanced Materials, Inc.......................   4,094     50,684
     Reliance Steel & Aluminum Co...........................  93,801  7,402,775
#    Royal Gold, Inc........................................  16,109  1,234,433
     Schnitzer Steel Industries, Inc., Class A..............     400     10,760
     Schweitzer-Mauduit International, Inc..................  30,600    976,752
#    Sensient Technologies Corp.............................  38,101  2,471,231
     Sonoco Products Co.....................................  18,365  1,002,362
     Steel Dynamics, Inc....................................  94,919  3,758,792
     Stepan Co..............................................   4,400    363,396
# *  Summit Materials, Inc., Class A........................  14,342    193,617
*    SunCoke Energy, Inc....................................  62,210    696,752
     Synalloy Corp..........................................     949     17,547
# *  TimkenSteel Corp.......................................  17,257    200,699
*    Trecora Resources......................................   1,376     14,861
     Tredegar Corp..........................................  26,545    493,737
#    Tronox, Ltd., Class A..................................  82,313    942,484
*    UFP Technologies, Inc..................................     339     11,702
#    United States Steel Corp............................... 128,609  3,411,997
*    Universal Stainless & Alloy Products, Inc..............   6,269    123,123

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES       VALUE+
                                                               ---------- --------------
MATERIALS -- (Continued)
#      Valvoline, Inc.........................................    253,649 $    5,052,688
*      Verso Corp., Class A...................................      2,361         66,368
#      Vulcan Materials Co....................................     58,246      5,891,000
       Westlake Chemical Corp.................................    158,152     11,276,238
       WestRock Co............................................    200,591      8,619,395
       Worthington Industries, Inc............................     48,820      2,044,582
                                                               ---------- --------------
TOTAL MATERIALS...............................................               129,132,337
                                                                          --------------
REAL ESTATE -- (0.1%)
       Alexander & Baldwin, Inc...............................     81,208      1,586,804
       Griffin Industrial Realty, Inc.........................      1,500         52,680
# *    Howard Hughes Corp. (The)..............................      6,380        711,498
       Jones Lang LaSalle, Inc................................     11,410      1,509,087
#      Kennedy-Wilson Holdings, Inc...........................     82,527      1,566,362
*      Rafael Holdings, Inc., Class B.........................        550          4,477
       RE/MAX Holdings, Inc., Class A.........................      3,800        142,082
*      Stratus Properties, Inc................................      3,069         88,541
                                                               ---------- --------------
TOTAL REAL ESTATE.............................................                 5,661,531
                                                                          --------------
UTILITIES -- (0.1%)
       Consolidated Water Co., Ltd............................      5,756         70,799
       MDU Resources Group, Inc...............................     36,781        918,054
       New Jersey Resources Corp..............................     11,144        502,594
       NRG Energy, Inc........................................     55,469      2,007,423
#      Ormat Technologies, Inc................................     21,034      1,076,310
                                                               ---------- --------------
TOTAL UTILITIES...............................................                 4,575,180
                                                                          --------------
TOTAL COMMON STOCKS...........................................             6,821,516,037
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
* >>   Media General, Inc. Contingent Value Rights............     25,196          2,520
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             6,821,518,557
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund......................... 11,474,074    132,755,035
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,962,789,550).......................................            $6,954,273,592
                                                                          ==============

P.L.C. Public Limited Company
SA    Special Assessment

+     See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
>> Securities that have generally been fair value factored. See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Communication Services.. $  828,258,531           --   --    $  828,258,531
    Consumer Discretionary..    369,549,536           --   --       369,549,536
    Consumer Staples........    406,530,599           --   --       406,530,599
    Energy..................    900,292,133           --   --       900,292,133
    Financials..............  1,507,237,374 $     10,685   --     1,507,248,059
    Healthcare..............  1,083,688,804           --   --     1,083,688,804
    Industrials.............    796,250,903           --   --       796,250,903
    Information Technology..    790,328,424           --   --       790,328,424
    Materials...............    129,132,337           --   --       129,132,337
    Real Estate.............      5,661,531           --   --         5,661,531
    Utilities...............      4,575,180           --   --         4,575,180
 Rights/Warrants
    Consumer Discretionary..             --        2,520   --             2,520
 Securities Lending
   Collateral...............             --  132,755,035   --       132,755,035
                             -------------- ------------   --    --------------
 TOTAL...................... $6,821,505,352 $132,768,240   --    $6,954,273,592
                             ============== ============   ==    ==============

[LOGO OF PWC]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the "Portfolio") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended
October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (four of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.  EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 8, 2019

By:  /s/ Gregory K. Hinkle
     ---------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 8, 2019